                                                    REGISTRATION NO. 333-130988
                                                     REGISTRATION NO. 811-01705
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933      [X]
                        PRE-EFFECTIVE AMENDMENT NO.      [_]
                      POST-EFFECTIVE AMENDMENT NO. 18    [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [X]
                             AMENDMENT NO. 309           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                  (NAMES AND ADDRESSES OF AGENTS FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate BOX):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On April 29, 2016 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under group variable annuity contracts.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 18 ("PEA") to the Form N-4 Registration Statement No. 333-130988 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses and Statements of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

EQUI-VEST(R) Strategies (Series 900)

A group flexible premium deferred variable annuity contract


PROSPECTUS DATED MAY 1, 2016


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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WHAT IS EQUI-VEST(R) STRATEGIES?

EQUI-VEST(R) Strategies is a group-deferred annuity contract ("contract") issued by AXA EQUITABLE LIFE INSURANCE COMPANY. Either the plan trustee or the employer will be the EQUI-VEST(R) Strategies contract holder. Certain rights may be exercised by employees covered under an employer's plan (the "participants"). These rights will be summarized in a participation certificate ("certificate") provided to each participant. EQUI-VEST(R) Strategies provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options and our guaranteed interest option or in our fixed maturity options ("investment options").

This prospectus is a disclosure document and describes all of the certificate's material features, benefits, rights and obligations, as well as other information. The description of the certificate's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the certificate are changed after the date of this prospectus in accordance with the certificate, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The certificate should also be read carefully. You have the right to cancel your certificate within a certain number of days after receipt of the certificate.

The contract may not currently be available in all states. All optional features and benefits described in this prospectus may not be available at the time you purchase the certificate. We have the right to restrict availability of any optional feature or benefit. We can refuse to accept any application or contribution from you at any time, including after you purchase the certificate.

We offer the EQUI-VEST(R) Strategies contract to fund two types of "plans":
Section 403(b) (also referred to as "TSA" plans or contracts) or governmental employer Section 457(b) plans (also referred to as "EDC" plans or contracts) (together "plans"). The EQUI-VEST(R) Strategies contract is available to plans that meet our requirements, which may include requirements regarding plan vesting provisions.

VARIABLE INVESTMENT OPTIONS

FIXED INCOME

--------------------------------------------------------------------------------
.. American Funds Insurance Series(R) Bond Fund/SM/

.. AXA/DoubleLine Opportunistic Core Plus Bond

.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS
.. EQ/High Yield Bond
.. EQ/Intermediate Government Bond
.. EQ/Money Market
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. Invesco V.I. High Yield
.. Ivy Funds VIP High Income
.. Multimanager Core Bond
--------------------------------------------------------------------------------
DOMESTIC EQUITY
--------------------------------------------------------------------------------
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility

.. AXA/AB Small Cap Growth

.. AXA/Franklin Small Cap Value Managed Volatility

.. AXA/Horizon Small Cap Value

.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA/Mid Cap Value Managed Volatility
.. AXA/Mutual Large Cap Equity Managed Volatility

.. AXA/Pacific Global Small Cap Value

.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/Boston Advisors Equity Income
.. EQ/Calvert Socially Responsible
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Equity 500 Index
.. EQ/GAMCO Mergers and Acquisitions
.. EQ/GAMCO Small Company Value
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/Mid Cap Index
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. EQ/Wells Fargo Omega Growth
.. Fidelity(R) VIP Contrafund(R)
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy Funds VIP Energy
.. Ivy Funds VIP Mid Cap Growth
.. Ivy Funds VIP Small Cap Growth
.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Technology
.. MFS(R) Utilities
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology

.. VanEck VIP Global Hard Assets

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INTERNATIONAL/GLOBAL

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.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility

.. AXA SmartBeta Equity

.. AXA/Templeton Global Equity Managed Volatility

.. Charter International Moderate

.. EQ/Emerging Markets Equity PLUS
.. EQ/International Equity Index
.. EQ/MFS International Growth
.. EQ/Oppenheimer Global
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
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ASSET ALLOCATION
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.. All Asset Aggressive - Alt 25
.. All Asset Growth - Alt 20
.. All Asset Moderate Growth - Alt 15

.. AXA/AB Dynamic Moderate Growth*

.. AXA Aggressive Allocation

.. AXA Balanced Strategy*

.. AXA Conservative Allocation

.. AXA Conservative Growth Strategy*
.. AXA Conservative Strategy*

.. AXA Conservative-Plus Allocation
.. AXA/Franklin Balanced Managed Volatility
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Moderate Allocation

.. AXA Moderate Growth Strategy*

.. AXA Moderate-Plus Allocation

.. Charter Real Assets

.. Target 2015 Allocation
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation

.. Target 2055 Allocation

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* These are the only variable investment options available in connection with the Personal Income Benefit and are collectively referred to as the "Personal Income Benefit variable investment options." Please note that they are also available without the Personal Income Benefit. For more information, see "What are your investment options under the contract?" later in this prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                          EV Series 900 (IF/NB)
                                                                         #23455

You allocate amounts to the variable investment options selected by your employer. Each variable investment option is a subaccount of Separate Account
A. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") that is part of one of the trusts (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the fixed maturity options if your employer elects to make them available under the contract. These investment options are discussed later in this prospectus. Amounts allocated in connection with the Personal Income Benefit are limited to the Personal Income Benefit variable investment options -- the AXA Balanced Strategy, the AXA Conservative Growth Strategy, the AXA Conservative Strategy, the AXA Moderate Growth Strategy and the AXA/AB Dynamic Moderate Growth.

Minimum contribution amounts of $20 may be made under the contract.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2016, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling
(800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

Contents of this Prospectus

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     Index of key words and phrases                                     5
     Who is AXA Equitable?                                              6
     How to reach us                                                    7
     EQUI-VEST(R) Strategies (Series 900) group annuity contract at a
       glance -- key features                                           9

     ----------------------------------------------------------------------
     FEE TABLE                                                         11
     ----------------------------------------------------------------------

     Examples: EQUI-VEST(R) Strategies contracts                       12
     Condensed financial information                                   13

     ----------------------------------------------------------------------
     1. CONTRACT FEATURES AND BENEFITS                                 14
     ----------------------------------------------------------------------
     How you can contribute to your certificate                        14
     How EQUI-VEST(R) Strategies is available                          15
     How contributions can be made                                     15
     What are your investment options under the contract?              15
     Portfolios of the Trusts                                          17
     Selecting your investment method                                  28
     ERISA considerations for employers                                29
     Allocating your contributions                                     29
     Unallocated account                                               29
     Personal Income Benefit                                           30
     Death benefit                                                     36
     Your right to cancel within a certain number of days              37

     ----------------------------------------------------------------------
     2. DETERMINING YOUR CERTIFICATE'S VALUE                           38
     ----------------------------------------------------------------------
     Your account value and cash value                                 38
     Your certificate's value in the variable investment options       38
     Your certificate's value in the guaranteed interest option        38
     Your certificate's value in the fixed maturity options            38
     Insufficient account value                                        38

     ----------------------------------------------------------------------
     3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
       OPTIONS                                                         39
     ----------------------------------------------------------------------
     Transferring your account value                                   39
     Disruptive transfer activity                                      40
     Automatic transfer options                                        40
     Investment simplifier                                             40
     Rebalancing your account value                                    41
     ProNvest Managed Account Service                                  42



-------------
"We," "our" and "us" refer to AXA Equitable.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is the participant.


When we use the word "contract" we mean the group contract issued to the plan trustee or employer ("contract holder"). When we use the word "certificate," we mean the participation certificate that summarizes the rights of each participant covered under the group contract.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             4. ACCESSING YOUR MONEY                            43
             ------------------------------------------------------
             Withdrawing your account value                     43
             How withdrawals are taken from your account value  47
             Loans                                              47
             Termination of participation                       48
             Texas ORP participants                             48
             When to expect payments                            48
             Your annuity payout options                        48

             ------------------------------------------------------
             5. CHARGES AND EXPENSES                            51
             ------------------------------------------------------
             Charges under the contracts                        51
             Charges that the Trusts deduct                     53
             Variations in charges                              54

             ------------------------------------------------------
             6. PAYMENT OF DEATH BENEFIT                        55
             ------------------------------------------------------
             Your beneficiary and payment of benefit            55
             How death benefit payment is made                  55
             Beneficiary continuation option                    55

             ------------------------------------------------------
             7. TAX INFORMATION                                 58
             ------------------------------------------------------
             Tax information and ERISA matters                  58
             Choosing a contract to fund a retirement
               arrangement                                      58
             Special rules for tax-favored retirement plans     58
             Additional "Saver's Credit" for salary reduction
               contributions to certain plans                   59
             Tax-sheltered annuity arrangements (TSAs)          59
             Distributions from TSAs                            61
             Public employee deferred compensation plans (EDC
               Plans)                                           64
             ERISA matters                                      68
             Certain rules applicable to plans designed to
               comply with Section 404(c) of ERISA              68
             Federal and state income tax withholding and
               information reporting                            68
             Federal income tax withholding on periodic
               annuity payments                                 68
             Federal income tax withholding on non-periodic
               annuity payments (withdrawals) which are not
               eligible rollover distributions                  69
             Mandatory withholding from eligible rollover
               distributions                                    69
             Impact of taxes to AXA Equitable                   69

             ------------------------------------------------------
             8. MORE INFORMATION                                70
             ------------------------------------------------------
             About our Separate Account A                       70
             About the Trusts                                   70
             About our fixed maturity options                   70
             About the general account                          71
             Dates and prices at which certificate events occur 72
             About your voting rights                           72
             Cybersecurity                                      73
             Statutory compliance                               73
             About legal proceedings                            73
             Financial statements                               73
             Transfers of ownership, collateral assignments,
               loans, and borrowing                             73

    Funding changes                                                     73
    Distribution of the contracts                                       73

    ------------------------------------------------------------------------
    9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE                  77
    ------------------------------------------------------------------------

    ------------------------------------------------------------------------
    APPENDICES
    ------------------------------------------------------------------------

        I   --   Condensed financial information                         I-1
       II   --   Market value adjustment example                        II-1
      III   --   Death benefit example                                 III-1
       IV   --   State contract availability and/or variations of
                   certain features and benefits                        IV-1

      ----------------------------------------------------------------------
      STATEMENT OF ADDITIONAL INFORMATION
        Table of contents
      ----------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                                PAGE

           account value                                           38
           annuity payout options                                  48
           AXA Equitable Access Account                            55
           beneficiary                                             55
           beneficiary continuation option                         55
           business day                                            72
           cash value                                              38
           certificate                                              1
           contract date                                           29
           contract date anniversary                               29
           contract year                                           29
           contributions                                           14
           disruptive transfer activity                            40
           DOL                                                     29
           EDC                                                      1
           ERISA                                                   29
           elective deferral contributions                         59
           fixed maturity amount                                   27
           fixed maturity option                                   27
           Guaranteed Annual Withdrawal Amount                     30
           guaranteed interest option                              27
           Guaranteed Transfer Withdrawal Rate                     31
           Guaranteed Withdrawal Rate                              31
           investment options                                   1, 15
           market adjusted amount                                  27
           market timing                                           40
           market value adjustment                                 27

                                                                PAGE

          maturity value                                           27
          net loan interest charge                                 47
          Non-Personal Income Benefit investment options           30
          Online Account Access                                     7
          partial withdrawals                                      44
          participant                                               1
          participation date                                       14
          participation date anniversary                           14
          participation year                                       14
          Personal Income Benefit                                  30
          Personal Income Benefit account value                    30
          Personal Income Benefit charge                           53
          Personal Income Benefit variable investment options  15, 29
          portfolio                                                 2
          processing office                                         7
          rate to maturity                                         27
          Required Beginning Date                                  66
          SAI                                                       2
          SEC                                                       2
          salary reduction contributions                           59
          TOPS                                                      7
          TSA                                                      59
          Trusts                                               17, 70
          unit                                                     38
          unit investment trust                                    70
          variable investment options                           1, 16

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

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 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
account value                          Annuity Account Value

unit                                   Accumulation unit

unit value                             Accumulation unit value
-----------------------------------------------------------------------------

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $573.0 billion in assets as of December 31, 2015. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
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 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R)
  Unit Annuity Lockbox
  P.O. Box 13463
  Newark, NJ 07188-0463

FOR TSA AND GOVERNMENTAL EMPLOYER EDC LOAN REPAYMENTS SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R)
  Loan Repayments Lockbox
  P.O. Box 13496
  Newark, NJ 07188-0496

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  AXA Equitable
  JPMorganChase
  EQUI-VEST Lockbox #13463
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail packages
  Attn: Extraction Supervisor, (718) 242-0716
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 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENTBY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  P.O. Box 4956
  Syracuse, NY 13221-4956

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  100 Madison Street, Suite 1000
  Syracuse, NY 13202

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.
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 REPORTS WE PROVIDE:

..   confirmation notices of financial transactions; and

..   quarterly statements of your contract values as of the close of each calendar quarter including your Guaranteed Annual Withdrawal Amount, if applicable, as of the beginning and end of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.
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 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   rates to maturity for fixed maturity options;

..   the daily unit values for the variable investment options; and

..   the Guaranteed Withdrawal Rate and the Guaranteed Transfer Withdrawal Rate.

You can also:

..   change your allocation percentages and/or transfer among the Non-Personal
    Income Benefit variable investment options and the guaranteed interest option (not available for transfers to fixed maturity options); and

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only).

Under TOPS only you can:

..   elect the investment simplifier.

Under Online Account Access only you can:

..   elect to receive certain contract statements electronically;

..   change your address;

..   make loan repayments;

..   access "Frequently Asked Questions" and certain service forms; and

..   obtain performance information regarding the variable investment options.

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free

                             WHO IS AXA EQUITABLE?

(800) 755-7777. You may use Online Account Access by visiting our website at www.axa.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).

We reserve the right to discontinue offering TOPS at any time in the future.
--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.
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 TOLL-FREE TELEPHONE SERVICE:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)election of the investment simplifier;

(2)election of the automatic deposit service (TSA certificates only);

(3)election of the rebalancing program;


(4)election of required minimum distribution ("RMD") automatic withdrawal option;


(5)election of beneficiary continuation option;

(6)transfer/rollover of assets to another carrier;

(7)request for a loan;

(8)tax withholding election;

(9)certificate surrender and withdrawal requests;

(10)requests to make an initial allocation to the Personal Income Benefit variable investment options;

(11)election to begin withdrawals under the Personal Income Benefit;

(12)automatic transfer of the principal portion of loan repayments to your investment options according to your investment allocation instructions currently on file;

(13)requests for enrollment in either our Maximum payment plan or Customized payment plan (for the Personal Income Benefit only); and


(14)death claims.


We anticipate requiring status documentation in the case of certain changes of ownership or address changes where Foreign Account Tax Compliance Act ("FATCA") withholding could be required. See "Tax Information" later in this Prospectus.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)address changes;

(2)beneficiary changes; and

(3)transfers among investment options.

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)investment simplifier;

(2)rebalancing program;

(3)systematic withdrawals; and

(4)the date annuity payments are to begin.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your certificate number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests is the participant and in some cases the employer, if the plan requires it.

                             WHO IS AXA EQUITABLE?

EQUI-VEST(R) Strategies (Series 900) group annuity contract at a glance -- key features

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PROFESSIONAL INVESTMENT      EQUI-VEST(R) Strategies' variable investment options invest
MANAGEMENT                   in different portfolios sub-advised by professional
                             investment advisers.
-----------------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS  The Variable Investment Options for which information is provided in this prospectus are available under the
                             contract, subject to state regulatory approval and
                             availability under your employer's plan.
-----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION   .   Principal and interest guarantees
                             .   Interest rates set periodically
-----------------------------------------------------------------------------------------
FIXED MATURITY OPTIONS       .   10 fixed maturity options with maturities ranging from
                                 approximately 1 to 10 years.
                             .   Each fixed maturity option offers a guarantee of
                                 principal and interest rate if you hold it to maturity.
                             ------------------------------------------------------------
                             If you make any withdrawals (including transfers, surrender or termination of your certificate or when we make
                             deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which
                             will increase or decrease any fixed maturity amount you
                             have in that fixed maturity option.
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TAX CONSIDERATIONS           .   No tax on earnings inside the contract until you make
                                 withdrawals from your certificate or receive annuity
                                 payments.
                             ------------------------------------------------------------
                             .   No tax on transfers among investment options inside the
                                 contract.
                             ------------------------------------------------------------
                             Because you are purchasing or contributing to an annuity
                             contract to fund a tax-qualified employer sponsored
                             retirement arrangement you should be aware that such
                             annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before
                             purchasing one of these contracts, employers should
                             consider whether its features and benefits beyond tax
                             deferral meet participant's needs and goals. Employers may also want to consider the relative features, benefits and
                             costs of these contracts with any other investment that
                             participants may use in connection with their retirement
                             plan or arrangement. Depending on the participant's
                             personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum
                             distributions. (For more information, see "Tax information"
                             later in this prospectus.)
-----------------------------------------------------------------------------------------
PERSONAL INCOME BENEFIT      If available, the Personal Income Benefit guarantees that
                             you can take withdrawals from your Personal Income Benefit account value up to your Guaranteed Annual Withdrawal
                             Amount beginning at age 65 or later and subject to a
                             distributable event. (For example, the plan terminates or
                             when you are no longer employed by the employer sponsoring the plan. Some plans, however, may allow participants to
                             begin taking Guaranteed Annual Withdrawal Amount payments
                             while still employed by the employer sponsoring the plan.)
                             Withdrawals of your Guaranteed Annual Withdrawal Amount
                             between the ages of 59 1/2 and 65 are available but will
                             result in a reduced Guaranteed Annual Withdrawal Amount.
                             Withdrawals are taken from your Personal Income Benefit
                             account value and continue during your lifetime even if
                             your Personal Income Benefit account value falls to zero
                             (unless the reduction to zero is caused by a withdrawal
                             that exceeds your Guaranteed Annual Withdrawal Amount).
                             EARLY WITHDRAWALS FROM YOUR PERSONAL INCOME BENEFIT ACCOUNT
                             VALUE OR WITHDRAWALS FROM YOUR PERSONAL INCOME BENEFIT
                             ACCOUNT VALUE THAT EXCEED YOUR GUARANTEED ANNUAL WITHDRAWAL
                             AMOUNT MAY SIGNIFICANTLY REDUCE OR ELIMINATE THE VALUE OF
                             THE PERSONAL INCOME BENEFIT. Amounts allocated in
                             connection with the Personal Income Benefit feature are
                             limited to the Personal Income Benefit variable investment options. You generally may not transfer amounts out of the
                             Personal Income Benefit variable investment options to the
                             Non-Personal Income Benefit investment options. For more
                             information, see "Personal Income Benefit" in "Contract
                             features and benefits" later in this prospectus.
-----------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS         .   $20 (minimum) each contribution
                             .   Maximum contribution limitations apply to all contracts.
                             ------------------------------------------------------------
                             In general, contributions are limited to $1.5 million
                             ($500,000 for owners or annuitants who are age 81 and older at issue) under all EQUI-VEST(R) series, EQUI-VEST At
                             Retirement(R) and At Retirement/SM/ contracts with the same participant or owner. Also, we may refuse to accept any
                             contribution if the sum of all contributions under all AXA
                             Equitable annuity accumulation contracts/certificates of
                             which you are owner or under which you are the participant would total $2,500,000. Upon advance notice to you, we may exercise certain rights we have under the
                             contract/certificate regarding contributions. We may also, at any time, exercise our right to close a variable
                             investment option to new contributions or transfers. For
                             more information, see "How you can contribute to your
                             certificate" in "Contract features and benefits" later in
                             this prospectus.
-----------------------------------------------------------------------------------------

  EQUI-VEST(R) STRATEGIES (SERIES 900) GROUP ANNUITY CONTRACT AT A GLANCE --
                                 KEY FEATURES

--------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY      .   Partial withdrawals
                          .   Loans (if permitted by your plan)
                          .   Withdrawals of your Guaranteed Annual Withdrawal Amount
                              (if you funded the Personal Income Benefit feature)
                          .   Several periodic withdrawal options
                          .   Certificate surrender
                          Withdrawals are subject to the terms of the plan and may be limited. You may incur a withdrawal charge for certain
                          withdrawals or if you surrender your certificate. You may
                          also incur income tax and a penalty tax.
--------------------------------------------------------------------------------------
DEATH BENEFIT PROTECTION  The contract provides a death benefit for the beneficiary.
                          The death benefit is equal to the account value or the
                          standard death benefit, whichever is higher. However, if
                          you elect the enhanced death benefit, the death benefit is equal to your account value (less any outstanding loan and accrued loan interest) or the enhanced death benefit,
                          whichever is higher.
--------------------------------------------------------------------------------------
PAYOUT OPTIONS            .   Fixed annuity payout options
                          .   Variable Immediate Annuity payout options (described in
                              a separate prospectus for that option)
--------------------------------------------------------------------------------------
ADDITIONAL FEATURES       .   Dollar cost averaging by automatic transfers
                             -- Interest sweep option
                             -- Fixed dollar option
                          .   Rebalancing of your Non-Personal Income Benefit account
                              value (quarterly, semiannually, and annually)
                          .   No charge on transfers among investment options
                          .   Waiver of withdrawal charge under certain circumstances
                          .   Beneficiary continuation option
--------------------------------------------------------------------------------------
FEES AND CHARGES          Please see "Fee table" later in this prospectus for
                          complete details.
--------------------------------------------------------------------------------------
PARTICIPANT ISSUE AGES    .   0-85
--------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY, OR MAY BE IMPOSED BY EMPLOYERS UNDER THEIR PLANS. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES. YOUR EMPLOYER MAY ELECT NOT TO OFFER ALL OF THE INVESTMENT OPTIONS UNDER THE CONTRACT AS DESCRIBED IN THIS PROSPECTUS. PLEASE SEE APPENDIX IV LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

The general obligations and any guaranteed benefits under the contract, including the Personal Income Benefit, are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. Owners and participants should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

For more detailed information, we urge you to read the contents of this prospectus, as well as your certificate. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The group deferred annuity contract, your participation certificate and any endorsements, riders and data pages are the entire contract between you and AXA Equitable. The prospectus and participation certificate should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your certificate, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this prospectus for additional information.

The EQUI-VEST(R) contract and its riders are made available to either all plan participants or, in the case of the Personal Income Benefit, a group of plan participants. For retirement plans subject to nondiscrimination testing, we believe that a plan's offering of the Personal Income Benefit does not discriminate in favor of highly compensated employees because it satisfies both the current availability and the effective availability tests of Treasury Regulation section 1.401(a)(4)-4. However, plan sponsors should consult with an independent tax or ERISA advisor to discuss use of the Personal Income Benefit in the specific context of a plan subject to such testing.

  EQUI-VEST(R) STRATEGIES (SERIES 900) GROUP ANNUITY CONTRACT AT A GLANCE --
                                 KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The first table describes fees and expenses that you will pay at the time that you make certain withdrawals, surrender your certificate, purchase a Variable Immediate Annuity payout option or make certain transfers and rollovers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

----------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME
 YOU REQUEST CERTAIN TRANSACTIONS
----------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of the
amount withdrawn (deducted when you surrender your
certificate or make certain withdrawals)                6.00%

Charge for third-party transfer or direct rollover/(1)/ $65 maximum per participant for each occurrence;
Special services charges                                currently $25 per participant for each occurrence
 .   Wire transfer charge/(2)/                          $90 (current and maximum)
 .   Express mail charge/(2)/                           $35 (current and maximum)
----------------------------------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you participate in the contract, not including underlying
Trust portfolio fees and expenses.

---------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH
 PARTICIPATION DATE ANNIVERSARY/(3)/
---------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge                    The lesser of a current charge of $30 (maximum $65)
                                                        or 2% of your account value plus any prior withdrawals
                                                        during the participation year.
Net loan interest charge -- (calculated as a
percentage of the outstanding loan amount and deducted
at the time the loan repayment is received)             2.00%/(4)/

---------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT
 OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET
 ASSETS
---------------------------------------------------------------------------------

Separate Account annual expenses/(5)/                   0.25% to 1.20% (maximum)

------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF
 YOU ELECT THE ENHANCED DEATH BENEFIT
------------------------------------------------------------------------

Enhanced death benefit charge (as a percentage of your
account value) is deducted annually on each
participation date anniversary                          0.15% (maximum)

------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR PERSONAL INCOME BENEFIT
 ACCOUNT VALUE EACH YEAR IF YOU ELECT THE FOLLOWING
 BENEFIT
------------------------------------------------------------------------------------

Personal Income Benefit charge (calculated as a
percentage of your Personal Income Benefit account
value)/(6)/                                             1.00% (current and maximum)

Please see "Personal Income Benefit" in "Contract features and benefits" for more information about this feature, and "Personal Income Benefit charge" in "Charges and expenses" later in this prospectus.
------------------------------------------------------------------------------------
You also bear your proportionate share of all fees and expenses paid by a
"portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own your certificate. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.

-------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 (expenses that are deducted from portfolio  Lowest Highest
assets including management fees, 12b-1 fees, service fees, and/or other expenses)/(*)/        0.61%  3.96%
-------------------------------------------------------------------------------------------------------------

                                   FEE TABLE

Notes:


(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2017 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2017. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



---------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 after the effect of Expense Limitation Arrangements/(7)/  Lowest Highest
                                                                                                             0.61%  1.45%
---------------------------------------------------------------------------------------------------------------------------


   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

(1)This charge will never exceed 2% of the amount disbursed or transferred.

(2)Unless you specify otherwise, this charge will be deducted from the amount you request.

(3)Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to the contract. The charge is determined through an arrangement between your Employer and a third-party. We will remit the amount withdrawn to either your Employer or your Employer's designee. Please refer to your contract for more information.

(4)We charge interest on loans under your certificate but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans" under "Accessing your money" later in this prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(5)For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit. For contracts issued in Texas under a Texas ORP Plan, the total Separate Account charges and the total portfolio operating expenses of the Trusts when added together are not permitted to exceed 2.75%.

(6)If the certificate is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped on any date other than your certificate date anniversary, we will deduct a pro rata portion of the charge for that year.


(7)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Charter Small Cap Growth Portfolio and Charter Small Cap Value Portfolio. For more information, see the prospectuses for the portfolios.


EXAMPLES: EQUI-VEST(R) STRATEGIES CONTRACTS

These examples are intended to help you compare the cost of investing in the EQUI-VEST(R) Strategies contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and the underlying Trust fees and expenses (including the underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The guaranteed interest option and the fixed maturity options are not covered in these examples. However, the withdrawal charge, the enhanced death benefit charge, the third-party transfer or rollover charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the guaranteed interest option and the fixed maturity options. The examples assume the election of the enhanced death benefit. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.


Both examples below show the expenses a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2015, which results in an estimated charge of 0.0631% of account value.


These examples should not be considered a representation of past or future expenses for the options shown. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in these examples is not an estimate or guarantee of future investment performance.

The first example assumes that you invest $10,000 in the Personal Income Benefit variable investment options for the time periods indicated, and that your investment has a 5% return each year. Other than the charge for the Personal Income Benefit, the example also assumes separate account annual expenses and that amounts are allocated to the Personal Income Benefit variable investment options that invest in portfolios with (a) maximum fees and expenses, and (b) minimum fees and expenses (before expense limitations).


------------------------------------------------------------------------------------------------------
                                                               IF YOU DO NOT SURRENDER YOUR
                     IF YOU SURRENDER YOUR CERTIFICATE AT THE CERTIFICATE AT THE END OF THE APPLICABLE
                     END OF THE APPLICABLE TIME PERIOD                  TIME PERIOD
------------------------------------------------------------------------------------------------------
                     1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------
(a)assuming maximum
   fees and
   expenses of any
   of the Personal
   Income Benefit
   investment
   options            $920     $1,694    $2,487     $4,051     $373     $1,133    $1,912     $3,949
------------------------------------------------------------------------------------------------------
(b)assuming minimum
   fees and
   expenses of any
   of the Personal
   Income Benefit
   investment
   options            $908     $1,659    $2,431     $3,941     $360     $1,096    $1,852     $3,838
------------------------------------------------------------------------------------------------------




The second example assumes that you invest $10,000 in the Non-Personal Income Benefit variable investment options for the time periods indicated, with no allocations to the Personal Income Benefit variable investment options and that your investment has a 5% return each year. The example also assumes separate account annual expenses and that amounts are allocated to the Non-Personal Income Benefit variable investment options that invest in portfolios with (a) maximum fees and expenses, and (b) minimum fees and expenses (before expense limitations).

                                   FEE TABLE

------------------------------------------------------------------------------------------------------
                                                               IF YOU DO NOT SURRENDER YOUR
                     IF YOU SURRENDER YOUR CERTIFICATE AT THE CERTIFICATE AT THE END OF THE APPLICABLE
                     END OF THE APPLICABLE TIME PERIOD                  TIME PERIOD
------------------------------------------------------------------------------------------------------
                     1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------
(a)assuming maximum
   fees and
   expenses of any
   of the Portfolios $1,100    $2,210    $3,306     $5,563     $564     $1,681    $2,783     $5,479
------------------------------------------------------------------------------------------------------
(b)assuming minimum
   fees and
   expenses of any
   of the Portfolios $  768    $1,243    $1,747     $2,540     $212     $  655    $1,124     $2,420
------------------------------------------------------------------------------------------------------




CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for information about the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2015.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN CONTRIBUTE TO YOUR CERTIFICATE

Payments made to us are called "contributions." We require a minimum contribution amount of $20. If the total annual contributions to a TSA contract will be at least $200 annually, we may accept contributions of less than $20. We may, at any time, exercise our right to close a variable investment option to new contributions or transfers. The following table summarizes our rules regarding contributions to your certificate.

--------------------------------------------------------------------------------
THE 12-MONTH PERIOD BEGINNING ON THE PARTICIPANT'S DATE AND EACH 12-MONTH
PERIOD THEREAFTER IS A "PARTICIPATION YEAR." THE "PARTICIPATION DATE" MEANS THE EARLIER OF (A) THE BUSINESS DAY ON WHICH WE ISSUE A CERTIFICATE TO THE PLAN PARTICIPANT UNDER THE EQUI-VEST(R) STRATEGIES CONTRACT AND (B) THE BUSINESS DAY ON WHICH THE FIRST CONTRIBUTION FOR THE PLAN PARTICIPANT IS RECEIVED AT OUR PROCESSING OFFICE. FOR EXAMPLE, IF YOUR PARTICIPATION DATE IS MAY 1, YOUR PARTICIPATION DATE ANNIVERSARY IS APRIL 30.
--------------------------------------------------------------------------------

WE RESERVE THE RIGHT, IN OUR SOLE DISCRETION, TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CERTIFICATE AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU ACTIVATED THE PERSONAL INCOME BENEFIT FEATURE AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR PERSONAL INCOME BENEFIT FEATURE. THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND THE PERSONAL INCOME BENEFIT FEATURE AT ALL. THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED THE PERSONAL INCOME BENEFIT FEATURE BY ALLOCATING AMOUNTS TO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT THROUGH CONTRIBUTIONS AND TRANSFERS.


------------------------------------------------------------------------------------
 CONTRACT TYPE      SOURCE OF CONTRIBUTIONS           LIMITATIONS ON CONTRIBUTIONS
------------------------------------------------------------------------------------
TSA              .   Employer-remitted employee    .   For 2016, maximum amount of
                     salary reduction and/or           employer and employee
                     various types of employer         contributions is generally
                     contributions.                    the lesser of $53,000 or
                 .   Additional "catch-up"             100% of compensation, with
                     contributions.                    maximum salary reduction
                 .   Only if plan permits,             contribution of $18,000.
                     "designated Roth"             .   If employer's plan permits,
                     contributions under Section       an individual at least age
                     402A of the Code.                 50 at any time during 2016
                 .   Only if plan permits, direct      can make up to $6,000
                     plan-to-plan transfers from       additional salary reduction
                     another 403(b) plan or            "catch-up" contributions.
                     contract exchanges from       .   All salary reduction
                     another 403(b) contract           contributions (whether
                     under the same plan.              pre-tax or designated Roth)
                 .   Only if plan permits,             may not exceed the total
                     eligible rollover                 maximum (For 2016, $18,000
                     distributions from other          and age 50 catch-up of
                     403(b) plans, qualified           $6,000).
                     plans, governmental employer  .   Rollover or direct transfer
                     457(b) EDC plans and              contributions after age
                     traditional IRAs.                 70 1/2 must be net of any
                                                       required minimum
                                                       distributions.
                                                   .   Different sources of
                                                       contributions and earnings
                                                       may be subject to withdrawal
                                                       restrictions.
------------------------------------------------------------------------------------
Governmental     .   Employer-remitted employee    .   Contributions subject to
Employer EDC         salary reduction and/or           plan limits. Maximum
                     employer contributions.           contribution for 2016 is
                 .   Additional "age 50 catch-up"      lesser of $18,000 or 100% of
                     contributions.                    includible compensation.
                 .   Only if plan permits,         .   If plan permits, an
                     "designated Roth"                 individual may make catch-up
                     contributions under Sections      contributions for 3 years of
                     457 and 402A of the Code.         service preceding plan
                 .   Only if the plan permits,         retirement age; 2016 maximum
                     eligible rollover                 is $36,000.
                     distributions from other      .   If governmental employer
                     governmental employer 457(b)      457(b) EDC plan permits, an
                     EDC plans, 403(b) plans,          individual at least age 50
                     qualified plans and               at any time during 2016 can
                     traditional IRAs.                 make up to $6,000 additional
                                                       salary reduction "catch- up"
                                                       contributions. This must be
                                                       coordinated with the
                                                       "catch-up" contributions for
                                                       3 years of service preceding
                                                       plan retirement age.
------------------------------------------------------------------------------------


See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your certificate, see "Dates and prices at which certificate events occur" in "More information" later in this prospectus. Please review your certificate for information on contribution limitations.

                        CONTRACT FEATURES AND BENEFITS

HOW EQUI-VEST(R) STRATEGIES IS AVAILABLE

The contract is offered to fund certain TSA and governmental employer EDC plans. The plan trustee or the employer will be the EQUI-VEST(R) Strategies contract holder and participants under the plans will be covered by the contract. The maximum issue age for the participant is 85.

HOW CONTRIBUTIONS CAN BE MADE

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars and made payable to "AXA Equitable." We do not accept third-party checks endorsed to us except for rollover contributions, or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


For certain employer-remitted salary reduction contracts, it is possible that we may receive your initial contribution prior to AXA Advisors, LLC ("AXA Advisors") receiving your application. In this case, we will hold the contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers." If AXA Advisors does not receive your application within 20 business days, we will return your contribution to your employer or its designee.


If AXA Advisors receives your application within this timeframe, AXA Advisors will direct us to continue to hold your contribution in the special bank account noted immediately above while AXA Advisors ensures that your application is complete and suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to your employer or its designee within the applicable Financial Industry Regulatory Authority ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete enrollment form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to your employer or its designee, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.
--------------------------------------------------------------------------------

Your employer can discontinue contributions at any time. We can discontinue contributions under the contract upon a material breach by your employer of the terms and conditions of the contract. If contributions are discontinued, all terms and conditions of the contract will still apply, however, no additional contributions will be accepted by us.

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options, subject to any employer plan limitations, are the variable investment options, the guaranteed interest option, and the fixed maturity options available under the investment method you or your employer selects. See "Selecting your investment method" later in this prospectus. We may, at any time, exercise our rights to change, limit or amend the number of investment options an employer may elect or to close a variable investment option to new contributions or transfers.

Subject to availability in your plan, if you are between the ages of 45 and 85, you have the option of allocating amounts to the Personal Income Benefit variable investment options. Allocations may be made by salary deferral contributions (pre-tax and Roth), employer contributions, and lump sum transfers and rollover contributions from another provider. Your allocation to the Personal Income Benefit variable investment options may also be a transfer from your Non-Personal Income Benefit investment options. Your initial allocation to the Personal Income Benefit variable investment options must total at least $1,000.

The amounts that you allocate to the Personal Income Benefit variable investment options may represent all or just a portion of your contribution or transfer. In other words, you do not have to allocate the full amount of any contribution or transfer to the Personal Income Benefit variable investment options. Through your allocation instructions to us, you can select from among the Personal Income Benefit variable investment options and the Non-Personal Income Benefit investment options available to you. Also, if you allocate amounts to the Personal Income Benefit variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop future allocations to these investment options. Once you begin receiving your Guaranteed Annual Withdrawal Amount payments, you will no longer be able to make contributions or transfers to the Personal Income Benefit variable investment options. Also, we reserve the right to limit or terminate contributions and transfers to the Personal Income Benefit variable investment options.

BY ALLOCATING AT LEAST $1,000 OF YOUR TOTAL CONTRIBUTION OR TRANSFER AMOUNT TO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU ARE ACTIVATING THE PERSONAL INCOME BENEFIT FEATURE. THIS IS THE ONLY WAY IN WHICH YOU CAN ACTIVATE THIS BENEFIT. No other action is required of you. If you do not wish to activate the Personal Income Benefit feature, you should not allocate any amount to the Personal Income Benefit variable investment options. All amounts allocated to the Personal Income Benefit variable investment options are subject to the terms and conditions of the Personal Income Benefit feature. Also, please note that a separate charge for the Personal Income Benefit feature will be incurred as of the date you allocate amounts to the Personal Income Benefit variable investment options.

                        CONTRACT FEATURES AND BENEFITS

Once you allocate amounts to the Personal Income Benefit variable investment options, such amounts may be transferred among the Personal Income Benefit variable investment options, but generally may not be transferred to the Non-Personal Income Benefit investment options. The Personal Income Benefit feature is discussed in detail later in this section under "Personal Income Benefit."

Currently, the Personal Income Benefit variable investment options are limited to those listed below. It is important to note that they are also available without the Personal Income Benefit feature. To show that these variable investment options are available both with and without the Personal Income Benefit feature, our administrative forms and website often show separate lists for the Personal Income Benefit variable investment options and the Non-Personal Income Benefit variable investment options, as shown in the table below. We do this so you can easily indicate those amounts you wish to have allocated in connection with the Personal Income Benefit feature and those amounts that you wish to have allocated to your Non-Personal Income Benefit variable investment options.

---------------------------------------------------------------------------
                                      FOR ALLOCATIONS TO YOUR NON-PERSONAL
 FOR ALLOCATIONS TO YOUR PERSONAL     INCOME BENEFIT
 INCOME BENEFIT ACCOUNT VALUE         ACCOUNT VALUE
---------------------------------------------------------------------------
.. Personal Income Benefit AXA         . AXA Balanced Strategy
  Balanced Strategy
.. Personal Income Benefit AXA         . AXA Conservative Growth Strategy
  Conservative Growth Strategy
.. Personal Income Benefit AXA         . AXA Conservative Strategy
  Conservative Strategy
.. Personal Income Benefit AXA         . AXA Moderate Growth Strategy
  Moderate Growth Strategy
.. Personal Income Benefit AXA/AB      . AXA/AB Dynamic Moderate Growth
  Dynamic Moderate Growth
---------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------
YOU CAN CHOOSE FROM AMONG THE VARIABLE INVESTMENT OPTIONS, THE GUARANTEED INTEREST OPTION AND FIXED MATURITY OPTIONS, SUBJECT TO CERTAIN RESTRICTIONS AND YOUR EMPLOYER'S PLAN LIMITATIONS.
--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their total account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

You should be aware that having the Personal Income Benefit and/or certain other guaranteed benefits, limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract. See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy), and investment option restrictions in connection with any guaranteed benefit that include these Portfolios are designed to reduce the overall volatility of your total account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your total account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC RATCHET BASE RESETS BECAUSE YOUR RATCHET BASE IS AVAILABLE FOR RESETS ONLY WHEN YOUR PERSONAL INCOME BENEFIT ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high

                        CONTRACT FEATURES AND BENEFITS
volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your total account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.


ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:


   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


-------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                               INVESTMENT MANAGER (OR
 TRUST -                                                                       SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)         MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE        Class B     Seeks to achieve long-term capital           .   AXA Equitable      (check mark)
  ALLOCATION                      appreciation.                                    Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Class B     Seeks to achieve a high level of current     .   AXA Equitable      (check mark)
  ALLOCATION                      income.                                          Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA                   Class B     Seeks to achieve current income and          .   AXA Equitable      (check mark)
  CONSERVATIVE-PLUS               growth of capital, with a greater                Funds Management
  ALLOCATION                      emphasis on current income.                      Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE          Class A     Seeks to achieve long-term capital           .   AXA Equitable      (check mark)
  ALLOCATION                      appreciation and current income.                 Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS     Class B     Seeks to achieve long-term capital           .   AXA Equitable      (check mark)
  ALLOCATION                      appreciation and current income, with a          Funds Management
                                  greater emphasis on capital                      Group, LLC
                                  appreciation.
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/           Class B     Seeks long-term capital appreciation and     .   AXA Equitable
  INTERNATIONAL                   current income, with a greater emphasis          Funds Management
  MODERATE                        on current income.                               Group, LLC
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/           Class A     Seeks to achieve high total return           .   AXA Equitable
  MULTI-SECTOR BOND               through a combination of current                 Funds Management
                                  income and capital appreciation.                 Group, LLC
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ REAL      Class B     Seeks to achieve maximum real return.        .   AXA Equitable
  ASSETS                                                                           Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL     Class B     Seeks to achieve long-term growth of         .   AXA Equitable
  CAP GROWTH                      capital.                                         Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL     Class B     Seeks to achieve long-term growth of         .   AXA Equitable
  CAP VALUE                       capital.                                         Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
TARGET 2015           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                               INVESTMENT MANAGER (OR
 TRUST -                                                                       SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
TARGET 2025           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-----------------------------------------------------------------------------------------------------------------
TARGET 2035           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-----------------------------------------------------------------------------------------------------------------
TARGET 2045           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-----------------------------------------------------------------------------------------------------------------
TARGET 2055           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC


-------------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                           SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME        SHARE CLASS   OBJECTIVE                                 AS APPLICABLE)         MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
ALL ASSET              Class IB      Seeks long-term capital appreciation and  .   AXA Equitable
  AGGRESSIVE - ALT                   current income, with a greater emphasis       Funds Management
  25                                 on capital appreciation.                      Group, LLC
-------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -     Class IB      Seeks long-term capital appreciation and  .   AXA Equitable
  ALT 20                             current income.                               Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
ALL ASSET              Class IB      Seeks long-term capital appreciation and  .   AXA Equitable
  MODERATE GROWTH -                  current income, with a greater emphasis       Funds Management
  ALT 15                             on current income.                            Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED        Class IB      Seeks to achieve long-term growth of      .   AllianceBernstein  (check mark)
  VOLATILITY                         capital with an emphasis on risk-             L.P.
                                     adjusted returns and managing volatility  .   AXA Equitable
                                     in the Portfolio.                             Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
-------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED        Class IB      Seeks to achieve long-term growth of      .   AllianceBernstein  (check mark)
  VOLATILITY                         capital with an emphasis on risk-             L.P.
                                     adjusted returns and managing volatility  .   AXA Equitable
                                     in the Portfolio.                             Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
-------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED       Class IB      Seeks to achieve long-term growth of      .   AllianceBernstein  (check mark)
  VOLATILITY                         capital with an emphasis on risk-             L.P.
                                     adjusted returns and managing volatility  .   AXA Equitable
                                     in the Portfolio.                             Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
-------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC         Class IB      Seeks to achieve total return from long-  .   AllianceBernstein    (delta)
  MODERATE GROWTH                    term growth of capital and income.            L.P.
-------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP       Class IA      Seeks to achieve long-term growth of      .   AllianceBernstein
  GROWTH                             capital.                                      L.P.
-------------------------------------------------------------------------------------------------------------------
AXA BALANCED           Class IB      Seeks long-term capital appreciation and  .   AXA Equitable      (check mark)
  STRATEGY                           current income.                               Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE       Class IB      Seeks current income and growth of        .   AXA Equitable      (check mark)
  GROWTH STRATEGY                    capital, with a greater emphasis on           Funds Management
                                     current income.                               Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE       Class IB      Seeks a high level of current income.     .   AXA Equitable      (check mark)
  STRATEGY                                                                         Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA/DOUBLELINE         Class IB      Seeks to maximize current income and      .   DoubleLine
  OPPORTUNISTIC                      total return.                                 Capital LP
  CORE PLUS BOND
-------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN           Class IB      Seeks to maximize income while            .   AXA Equitable      (check mark)
  BALANCED MANAGED                   maintaining prospects for capital             Funds Management
  VOLATILITY                         appreciation with an emphasis on risk-        Group, LLC
                                     adjusted returns and managing volatility  .   BlackRock
                                     in the Portfolio.                             Investment
                                                                                   Management, LLC
                                                                               .   Franklin
                                                                                   Advisers, Inc.
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                            SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME        SHARE CLASS   OBJECTIVE                                  AS APPLICABLE)         MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL     Class IB      Seeks to achieve long-term total return    .   AXA Equitable      (check mark)
  CAP VALUE MANAGED                  with an emphasis on risk-adjusted returns      Funds Management
  VOLATILITY                         and managing volatility in the Portfolio.      Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Franklin Advisory
                                                                                    Services, LLC
--------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN           Class IB      Primarily seeks capital appreciation and   .   AXA Equitable      (check mark)
  TEMPLETON                          secondarily seeks income.                      Funds Management
  ALLOCATION                                                                        Group, LLC
  MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY      Class IB      Seeks to achieve long-term capital         .   AXA Equitable      (check mark)
  MANAGED VOLATILITY                 appreciation with an emphasis on risk-         Funds Management
                                     adjusted returns and managing volatility       Group, LLC
                                     in the Portfolio.                          .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Morgan Stanley
                                                                                    Investment
                                                                                    Management Inc.
                                                                                .   OppenheimerFunds,
                                                                                    Inc.
--------------------------------------------------------------------------------------------------------------------
AXA/HORIZON SMALL      Class IB      Seeks to achieve long-term growth of       .   AXA Equitable
  CAP VALUE                          capital.                                       Funds Management
                                                                                    Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Horizon Asset
                                                                                    Management LLC
--------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL      Class IB      Seeks to achieve long-term growth of       .   AXA Equitable      (check mark)
  CORE MANAGED                       capital with an emphasis on risk-              Funds Management
  VOLATILITY                         adjusted returns and managing volatility       Group, LLC
                                     in the Portfolio.                          .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   EARNEST Partners,
                                                                                    LLC
                                                                                .   Federated Global
                                                                                    Investment
                                                                                    Management Corp.
                                                                                .   Massachusetts
                                                                                    Financial
                                                                                    Services Company
                                                                                    d/b/a MFS
                                                                                    Investment
                                                                                    Management
--------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL      Class IB      Seeks to achieve long-term growth of       .   AllianceBernstein  (check mark)
  MANAGED VOLATILITY                 capital with an emphasis on risk-              L.P.
                                     adjusted returns and managing volatility   .   AXA Equitable
                                     in the Portfolio.                              Funds Management
                                                                                    Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
--------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL      Class IB      Seeks to provide current income and        .   AXA Equitable      (check mark)
  VALUE MANAGED                      long-term growth of income,                    Funds Management
  VOLATILITY                         accompanied by growth of capital with          Group, LLC
                                     an emphasis on risk-adjusted returns       .   BlackRock
                                     and managing volatility in the Portfolio.      Investment
                                                                                    Management, LLC
                                                                                .   Northern Cross,
                                                                                    LLC
--------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE     Class IB      Seeks to achieve long-term growth of       .   AXA Equitable      (check mark)
  MANAGED VOLATILITY                 capital with an emphasis on risk-              Funds Management
                                     adjusted returns and managing volatility       Group, LLC
                                     in the Portfolio.                          .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Capital Guardian
                                                                                    Trust Company
                                                                                .   Thornburg
                                                                                    Investment
                                                                                    Management, Inc.
                                                                                .   Vaughan Nelson
                                                                                    Investment
                                                                                    Management
--------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                            SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME        SHARE CLASS   OBJECTIVE                                  AS APPLICABLE)         MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP          Class IB      Seeks to provide long-term capital         .   AXA Equitable      (check mark)
  GROWTH MANAGED                     growth with an emphasis on risk-               Funds Management
  VOLATILITY                         adjusted returns and managing volatility       Group, LLC
                                     in the Portfolio.                          .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Loomis, Sayles &
                                                                                    Company, L.P.
                                                                                .   T. Rowe Price
                                                                                    Associates, Inc.
                                                                                .   Wells Capital
                                                                                    Management, Inc.
--------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE    Class IA      Seeks to achieve long-term growth of       .   AllianceBernstein  (check mark)
  MANAGED VOLATILITY                 capital with an emphasis on risk-adjusted      L.P.
                                     returns and managing volatility in the     .   AXA Equitable
                                     Portfolio.                                     Funds Management
                                                                                    Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Massachusetts
                                                                                    Financial
                                                                                    Services Company
                                                                                    d/b/a MFS
                                                                                    Investment
                                                                                    Management
--------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES      Class IB      Seeks to achieve capital appreciation.     .   Loomis, Sayles &
  GROWTH                                                                            Company, L.P.
--------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE      Class IB      Seeks to achieve long-term capital         .   AXA Equitable      (check mark)
  MANAGED VOLATILITY                 appreciation with an emphasis on risk          Funds Management
                                     adjusted returns and managing volatility       Group, LLC
                                     in the Portfolio.                          .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Diamond Hill
                                                                                    Capital
                                                                                    Management, Inc.
                                                                                .   Wellington
                                                                                    Management
                                                                                    Company, LLP
--------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH    Class IB      Seeks long-term capital appreciation and   .   AXA Equitable      (check mark)
  STRATEGY                           current income, with a greater emphasis        Funds Management
                                     on current income.                             Group, LLC
--------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE       Class IB      Seeks to achieve capital appreciation,     .   AXA Equitable      (check mark)
  CAP EQUITY                         which may occasionally be short-term,          Funds Management
  MANAGED VOLATILITY                 with an emphasis on risk adjusted returns      Group, LLC
                                     and managing volatility in the Portfolio.  .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Franklin Mutual
                                                                                    Advisers, LLC
--------------------------------------------------------------------------------------------------------------------
AXA/PACIFIC GLOBAL     Class IB      Seeks to achieve long-term growth of       .   AXA Equitable
  SMALL CAP VALUE                    capital.                                       Funds Management
                                                                                    Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Pacific Global
                                                                                    Investment
                                                                                    Management Company
--------------------------------------------------------------------------------------------------------------------
AXA SMARTBETA EQUITY   Class IB      Seeks to achieve long-term capital         .   AXA Rosenberg
                                     appreciation.                                  Management, LLC
--------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON          Class IB      Seeks to achieve long-term capital         .   AXA Equitable      (check mark)
  GLOBAL EQUITY                      growth with an emphasis on risk adjusted       Funds Management
  MANAGED VOLATILITY                 returns and managing volatility in the         Group, LLC
                                     Portfolio.                                 .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Templeton
                                                                                    Investment
                                                                                    Counsel, LLC
--------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC     Class IB      Seeks to achieve capital appreciation and  .   BlackRock
  VALUE EQUITY                       secondarily, income.                           Investment
                                                                                    Management, LLC
--------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS     Class IB      Seeks a combination of growth and          .   Boston Advisors,
  EQUITY INCOME                      income to achieve an above-average and         LLC
                                     consistent total return.
--------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                             SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME        SHARE CLASS   OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY    Class IB      Seeks to achieve long-term capital          .   Calvert
  RESPONSIBLE                        appreciation.                                   Investment
                                                                                     Management Inc.
-------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN    Class IB      Seeks to achieve long-term growth of        .   Capital Guardian
  RESEARCH                           capital.                                        Trust Company
-------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK        Class IA      Seeks to achieve a total return before      .   AllianceBernstein
  INDEX                              expenses that approximates the total            L.P.
                                     return performance of the Russell 3000(R)
                                     Index, including reinvestment of
                                     dividends, at a risk level consistent with
                                     that of the Russell 3000(R) Index.
-------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX     Class IB      Seeks to achieve a total return before      .   SSgA Funds
                                     expenses that approximates the total            Management, Inc.
                                     return performance of the Barclays U.S.
                                     Intermediate Government/Credit Bond
                                     Index, including reinvestment of
                                     dividends, at a risk level consistent with
                                     that of the Barclays U.S. Intermediate
                                     Government/Credit Bond Index.
-------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS    Class IB      Seeks to achieve long-term growth of        .   AllianceBernstein
  EQUITY PLUS                        capital.                                        L.P.
                                                                                 .   AXA Equitable
                                                                                     Funds Management
                                                                                     Group, LLC
                                                                                 .   EARNEST Partners,
                                                                                     LLC
-------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX    Class IA      Seeks to achieve a total return before      .   AllianceBernstein
                                     expenses that approximates the total            L.P.
                                     return performance of the Standard &
                                     Poor's 500 Composite Stock Price Index,
                                     including reinvestment of dividends, at a
                                     risk level consistent with that of the
                                     Standard & Poor's 500 Composite Stock
                                     Price Index.
-------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS       Class IB      Seeks to achieve capital appreciation.      .   GAMCO Asset
  AND ACQUISITIONS                                                                   Management, Inc.
-------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL         Class IB      Seeks to maximize capital appreciation.     .   GAMCO Asset
  COMPANY VALUE                                                                      Management, Inc.
-------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS    Class IB      Seeks to achieve capital growth and         .   AXA Equitable
                                     current income.                                 Funds Management
                                                                                     Group, LLC
                                                                                 .   BlackRock
                                                                                     Investment
                                                                                     Management, LLC
                                                                                 .   First
                                                                                     International
                                                                                     Advisors, LLC
                                                                                 .   Wells Capital
                                                                                     Management, Inc.
-------------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD BOND     Class IB      Seeks to maximize current income.           .   AXA Equitable
                                                                                     Funds Management
                                                                                     Group, LLC
                                                                                 .   AXA Investment
                                                                                     Managers, Inc.
                                                                                 .   Post Advisory
                                                                                     Group, LLP
-------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE        Class IA      Seeks to achieve a total return before      .   AXA Equitable
  GOVERNMENT BOND                    expenses that approximates the total            Funds Management
                                     return performance of the Barclays U.S.         Group, LLC
                                     Intermediate Government Bond Index,         .   SSgA Funds
                                     including reinvestment of dividends, at a       Management, Inc.
                                     risk level consistent with that of the
                                     Barclays U.S. Intermediate Government
                                     Bond Index.
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                             SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME        SHARE CLASS   OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL       Class IA      Seeks to achieve a total return (before     .   AllianceBernstein
  EQUITY INDEX                       expenses) that approximates the total           L.P.
                                     return performance of a composite index
                                     comprised of 40% DJ Euro STOXX 50
                                     Index, 25% FTSE 100 Index, 25% TOPIX
                                     Index, and 10% S&P/ASX 200 Index,
                                     including reinvestment of dividends, at a
                                     risk level consistent with that of the
                                     composite index.
-------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK    Class IB      Seeks to achieve capital growth and         .   Invesco Advisers,
                                     income.                                         Inc.
-------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE      Class IB      Seeks to achieve long-term capital          .   J.P. Morgan
  OPPORTUNITIES                      appreciation.                                   Investment
                                                                                     Management Inc.
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH    Class IB      Seeks to achieve a total return before      .   AllianceBernstein
  INDEX                              expenses that approximates the total            L.P.
                                     return performance of the Russell 1000(R)
                                     Growth Index, including reinvestment of
                                     dividends at a risk level consistent with
                                     that of the Russell 1000(R) Growth Index.
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE     Class IB      Seeks to achieve a total return before      .   SSgA Funds
  INDEX                              expenses that approximates the total            Management, Inc.
                                     return performance of the Russell 1000(R)
                                     Value Index, including reinvestment of
                                     dividends, at a risk level consistent with
                                     that of the Russell 1000(R) Value Index.
-------------------------------------------------------------------------------------------------------------------
EQ/MFS                 Class IB      Seeks to achieve capital appreciation.      .   Massachusetts
  INTERNATIONAL                                                                      Financial
  GROWTH                                                                             Services Company
                                                                                     d/b/a MFS
                                                                                     Investment
                                                                                     Management
-------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX       Class IB      Seeks to achieve a total return before      .   SSgA Funds
                                     expenses that approximates the total            Management, Inc.
                                     return performance of the Standard &
                                     Poor's Mid Cap 400 Index, including
                                     reinvestment of dividends, at a risk level
                                     consistent with that of the Standard &
                                     Poor's Mid Cap 400 Index.
-------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(1)/   Class IA      Seeks to obtain a high level of current     .   The Dreyfus
                                     income, preserve its assets and maintain        Corporation
                                     liquidity.
-------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY      Class IB      Seeks to achieve capital growth.            .   Morgan Stanley
  MID CAP GROWTH                                                                     Investment
                                                                                     Management Inc.
-------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER         Class IB      Seeks to achieve capital appreciation.      .   OppenheimerFunds,
  GLOBAL                                                                             Inc.
-------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL        Class IB      Seeks to achieve maximum real return,       .   Pacific
  REAL RETURN                        consistent with preservation of capital         Investment
                                     and prudent investment management.              Management
                                                                                     Company LLC
-------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA         Class IB      Seeks to generate a return in excess of     .   Pacific
  SHORT BOND                         traditional money market products while         Investment
                                     maintaining an emphasis on                      Management
                                     preservation of capital and liquidity.          Company LLC
-------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS   Class IA      Seeks to achieve high current income        .   AllianceBernstein
                                     consistent with moderate risk to capital.       L.P.
                                                                                 .   AXA Equitable
                                                                                     Funds Management
                                                                                     Group, LLC
                                                                                 .   Pacific
                                                                                     Investment
                                                                                     Management
                                                                                     Company, LLC
-------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY       Class IB      Seeks to replicate as closely as possible   .   AllianceBernstein
  INDEX                              (before expenses) the total return of the       L.P.
                                     Russell 2000(R) Index.
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                           SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME        SHARE CLASS   OBJECTIVE                                 AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE       Class IB      Seeks to achieve long-term capital        .   T. Rowe Price
  GROWTH STOCK                       appreciation and secondarily, income.         Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND      Class IB      Seeks to achieve total return through     .   UBS Global Asset
  INCOME                             capital appreciation with income as a         Management
                                     secondary consideration.                      (Americas) Inc.
-----------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO         Class IB      Seeks to achieve long-term capital        .   Wells Capital
  OMEGA GROWTH                       growth.                                       Management, Inc.
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER           Class IA      Seeks to achieve long-term growth of      .   AllianceBernstein
  AGGRESSIVE EQUITY                  capital.                                      L.P.
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   ClearBridge
                                                                                   Investments, LLC
                                                                               .   Scotia
                                                                                   Institutional
                                                                                   Asset Management
                                                                                   US, Ltd.
                                                                               .   T. Rowe Price
                                                                                   Associates, Inc.
                                                                               .   Westfield Capital
                                                                                   Management
                                                                                   Company, L.P.
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE      Class IB      Seeks to achieve a balance of high        .   AXA Equitable
  BOND                               current income and capital appreciation,      Funds Management
                                     consistent with a prudent level of risk.      Group, LLC
                                                                               .   BlackRock
                                                                                   Financial
                                                                                   Management, Inc.
                                                                               .   DoubleLine
                                                                                   Capital L.P.
                                                                               .   Pacific
                                                                                   Investment
                                                                                   Management
                                                                                   Company LLC
                                                                               .   SSgA Funds
                                                                                   Management, Inc.
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID       Class IB      Seeks to achieve long-term growth of      .   AllianceBernstein
  CAP GROWTH                         capital.                                      L.P.
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Franklin
                                                                                   Advisers, Inc.
                                                                               .   Wellington
                                                                                   Management
                                                                                   Company, LLP
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID       Class IB      Seeks to achieve long-term growth of      .   AXA Equitable
  CAP VALUE                          capital.                                      Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Diamond Hill
                                                                                   Capital
                                                                                   Management, Inc.
                                                                               .   Lord, Abbett &
                                                                                   Co. LLC
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER           Class IB      Seeks to achieve long-term growth of      .   Allianz Global
  TECHNOLOGY                         capital.                                      Investors U.S. LLC
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   SSgA Funds
                                                                                   Management, Inc.
                                                                               .   Wellington
                                                                                   Management
                                                                                   Company, LLP
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                    INVESTMENT MANAGER (OR
 FUNDS) - SERIES II                                                           SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                AS APPLICABLE)
----------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through  .   Invesco Advisers,
  REAL ESTATE FUND   growth of capital and current income.                        Inc.
                                                                              .   Invesco Asset
                                                                                  Management Limited
----------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH    The fund's investment objective is total return,         .   Invesco Advisers,
  YIELD FUND         comprised of current income and capital appreciation.        Inc.
----------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of   .   Invesco Advisers,
  INTERNATIONAL      capital.                                                     Inc.
  GROWTH FUND
----------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of   .   Invesco Advisers,
  CAP CORE EQUITY    capital.                                                     Inc.
  FUND
----------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of   .   Invesco Advisers,
  CAP EQUITY FUND    capital.                                                     Inc.

-----------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME -                                                              SUB-ADVISER(S),
 CLASS 4 SHARES       OBJECTIVE                                                AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
BOND FUND/SM/         The fund's investment objective is to provide as high a  .   Capital Research
                      level of current income as is consistent with the            and Management
                      preservation of capital.                                     Company

----------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                           INVESTMENT MANAGER (OR
 SERVICE CLASS 2                                            SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.  .   Fidelity Management and Research
  CONTRAFUND(R)                                                 Company (FMR)
  PORTFOLIO

----------------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -                                          INVESTMENT MANAGER (OR
 SERVICE SHARES                                             SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset Management, L.P.
  MID CAP VALUE FUND

--------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE                                                                  INVESTMENT MANAGER (OR
 PORTFOLIOS                                                                 SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                              AS APPLICABLE)
--------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.    .   Waddell & Reed
                                                                                Investment
                                                                                Management
                                                                                Company (WRIMCO)
--------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH   To seek to provide total return through a combination  .   Waddell & Reed
  INCOME             of high current income and capital appreciation.           Investment
                                                                                Management
                                                                                Company (WRIMCO)
--------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID    To seek to provide growth of capital.                  .   Waddell & Reed
  CAP GROWTH                                                                    Investment
                                                                                Management
                                                                                Company (WRIMCO)
--------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL  To seek to provide growth of capital.                  .   Waddell & Reed
  CAP GROWTH                                                                    Investment
                                                                                Management
                                                                                Company (WRIMCO)

----------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. -
 SERVICE SHARES                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management LLC
  EMERGING MARKETS
  EQUITY PORTFOLIO

-----------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -                                                            INVESTMENT MANAGER
 SERVICE CLASS                                                                 (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital        .   Massachusetts
  INTERNATIONAL      appreciation.                                                 Financial
  VALUE PORTFOLIO                                                                  Services Company
-----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital        .   Massachusetts
  TRUST SERIES       appreciation.                                                 Financial
                                                                                   Services Company
-----------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital        .   Massachusetts
  MASSACHUSETTS      appreciation.                                                 Financial
  INVESTORS GROWTH                                                                 Services Company
  STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY    The fund's investment objective is to seek capital        .   Massachusetts
  PORTFOLIO          appreciation.                                                 Financial
                                                                                   Services Company
-----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES     The fund's investment objective is to seek total return.  .   Massachusetts
  SERIES                                                                           Financial
                                                                                   Services Company
-----------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------
 VANECK VIP TRUST -                                                             INVESTMENT MANAGER (OR
 S CLASS                                                                        SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL    Seeks long-term capital appreciation by investing          .   Van Eck
  HARD ASSETS FUND   primarily in hard asset securities. Income is a secondary      Associates
                     consideration.                                                 Corporation
------------------------------------------------------------------------------------------------------




(1)The Board of Trustees of EQ Advisors Trust has approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." Effective April 1, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information" later in this prospectus.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the certificate,

(2)the annual minimum guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period.


The annual minimum guaranteed interest rate for 2016 ranges from 1% to 3% depending on your lifetime minimum guaranteed interest rate. The lifetime minimum guaranteed interest rate can range from 1.00% to 3.00% depending on the calendar year in which your certificate is issued. For new certificates issued in 2016, the lifetime minimum guaranteed interest rate is 1%. The lifetime minimum guaranteed interest rate is shown in your certificate. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current interest rates will never be less than the annual minimum guaranteed interest rate.


FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates generally ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount."

--------------------------------------------------------------------------------
FIXED MATURITY OPTIONS GENERALLY RANGE FROM ONE TO TEN YEARS TO MATURITY.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. As of May 1st, we currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten. Not all of these fixed maturity options will be available for participants ages 76 and older. See "Allocating your contributions." As fixed maturity options expire, we expect to add maturity options so that generally ten fixed maturity options are available at any time.

We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

..   you previously allocated a contribution or made a transfer to the same fixed maturity option; or

..   the rate to maturity is 3%; or

..   the fixed maturity option's maturity date is within 45 days; or

..   the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions" would apply:

(a)transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)subject to plan restrictions, withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). For more information see "About our fixed maturity options" in "More information" later in this prospectus. We may change our procedures in the future.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your certificate or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The market value adjustment, positive or negative, resulting from a withdrawal or transfer of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your certificate. The amount of the adjustment will depend on two factors:

(a)the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)the length of time remaining until the maturity date.

                        CONTRACT FEATURES AND BENEFITS

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix II at the end of this prospectus provides an example of how the market value adjustment is calculated.

SELECTING YOUR INVESTMENT METHOD

Your employer or you must choose one of the following two methods for selecting your investment options:

..   MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

..   MAXIMUM TRANSFER FLEXIBILITY. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.


You may prefer the "Maximum investment options choice" method if investing in more conservative variable investment options is important to you. On the other hand, you may prefer the "Maximum transfer flexibility" method if you are less interested in investing in conservative variable investment options and want to be able to freely transfer amounts out of the guaranteed interest option. Please consult with your financial professional to determine which investment method is appropriate for you.


These investment methods do not apply to the Personal Income Benefit variable investment options. Regardless of whether you allocate amounts to the Personal Income Benefit variable investment options, you may select either investment method for your Non-Personal Income Benefit account value allocations.

Under either method, we may, at any time, exercise our right to close a variable investment option to new contributions or transfers.

TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the "Maximum investment options choice" method, for a limited time there will be no restrictions on the amount you could transfer out of the guaranteed interest option listed in group "A." If you elect the "Maximum transfer flexibility" method, for a limited time you will be able to use the fixed income variable investment options listed in group "B" as well as the fixed maturity options.

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the "Maximum investment options choice" method, limits on transfers out of the guaranteed interest option will again apply. If you elect the "Maximum transfer flexibility" method, you will no longer be permitted to allocate new contributions to, or transfer amounts into, the variable investment options in group B (including through our rebalancing program) or the fixed maturity options. However, amounts that are in any investment options that are not available under "Maximum transfer flexibility" can remain in these options.


INVESTMENT OPTIONS*

A
--------------------------------------------------------------------------------
.. Guaranteed Interest Option
--------------------------------------------------------------------------------

DOMESTIC EQUITY
--------------------------------------------------------------------------------
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility

.. AXA/AB Small Cap Growth

.. AXA/Franklin Small Cap Value Managed Volatility

.. AXA/Horizon Small Cap Value

.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA/Mid Cap Value Managed Volatility
.. AXA/Mutual Large Cap Equity Managed Volatility

.. AXA/Pacific Global Small Cap Value

.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/Boston Advisors Equity Income
.. EQ/Calvert Socially Responsible
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Equity 500 Index
.. EQ/GAMCO Mergers and Acquisitions
.. EQ/GAMCO Small Company Value
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/Mid Cap Index
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. EQ/Wells Fargo Omega Growth
.. Fidelity(R) VIP Contrafund(R)
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy Funds VIP Energy
.. Ivy Funds VIP Mid Cap Growth
.. Ivy Funds VIP Small Cap Growth
.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Technology
.. MFS(R) Utilities
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology

.. VanEck VIP Global Hard Assets

--------------------------------------------------------------------------------


INTERNATIONAL/GLOBAL

--------------------------------------------------------------------------------
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility

.. AXA SmartBeta Equity

.. AXA/Templeton Global Equity Managed Volatility

.. Charter International Moderate

.. EQ/Emerging Markets Equity PLUS
.. EQ/International Equity Index
.. EQ/MFS International Growth
.. EQ/Oppenheimer Global
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
--------------------------------------------------------------------------------

ASSET ALLOCATION
--------------------------------------------------------------------------------
.. All Asset Aggressive - Alt 25
.. All Asset Growth - Alt 20
.. All Asset Moderate Growth - Alt 15

.. AXA/AB Dynamic Moderate Growth

.. AXA Aggressive Allocation
.. AXA Balanced Strategy
.. AXA Conservative Allocation
.. AXA Conservative Growth Strategy
.. AXA Conservative Strategy
.. AXA Conservative-Plus Allocation
.. AXA/Franklin Balanced Managed Volatility
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Moderate Allocation
.. AXA Moderate Growth Strategy
.. AXA Moderate-Plus Allocation

.. Charter Real Assets

.. Target 2015 Allocation
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation

.. Target 2055 Allocation

--------------------------------------------------------------------------------

B

FIXED INCOME

--------------------------------------------------------------------------------

.. American Funds Insurance Series(R) Bond Fund/SM/
.. AXA/DoubleLine Opportunistic Core Plus Bond

.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS
.. EQ/High Yield Bond
.. EQ/Intermediate Government Bond
.. EQ/Money Market
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. Invesco V.I. High Yield
.. Ivy Funds VIP High Income
.. Multimanager Core Bond
--------------------------------------------------------------------------------

FIXED MATURITY OPTIONS
--------------------------------------------------------------------------------
TRANSFER RESTRICTIONS APPLY AS INDICATED ABOVE UNDER "FIXED MATURITY OPTIONS
AND MATURITY DATES."
--------------------------------------------------------------------------------

* Please see the "Portfolios of Trusts" earlier in this Prospectus regarding any name changes, and the availability of any additional investment options, subject to regulatory and/or shareholder approval.

                        CONTRACT FEATURES AND BENEFITS

The Target Allocation investment options are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. As each Target Allocation investment option reaches its respective target date, we reserve the right to make it a group "B" investment option. Please note that if you select the "Maximum transfer flexibility" method, and you allocate any contributions or account value to any of the Target Allocation investment options, you will be deemed to have changed to the "Maximum investment options choice" method. This change to your investment method will occur when you change your allocation instruction to include a Target Allocation investment option or when you make a transfer to a Target Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the "B" investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.

If you select the "Maximum transfer flexibility" method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

You may currently choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the "Maximum investment options choice" investment method.


ERISA CONSIDERATIONS FOR EMPLOYERS

If the employer's plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 ("ERISA") Section 404(c), the employer or the plan trustee must make sure that the investment options chosen for the plan constitute a broad range of investment choices as required by the Department of Labor's ("DOL") regulation under ERISA Section 404(c). See "Tax information" later in this prospectus.

ALLOCATING YOUR CONTRIBUTIONS

Once your employer or you, whichever applies, have made your investment method choice, you may allocate your contributions to one or more or all of the investment options that have been chosen, subject to any restrictions under the investment method. However, you may not allocate more than one contribution to any one fixed maturity option. If you are age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. We may, at any time, exercise our right to close a variable investment option to new contributions or transfers. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in "Determining your certificate's value" later in this prospectus.

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

UNALLOCATED ACCOUNT

When we receive cash transferred from a prior funding vehicle, the transferred amount will be credited as one lump sum to the plan's unallocated account. Any amount held in the plan's unallocated account becomes part of our guaranteed interest option and will be credited with interest at the rate applicable to amounts held in the guaranteed interest option. The transferred amount will remain in the plan's unallocated account until we have received all the information we require, including properly completed forms, to effect a transfer from the plan's unallocated account to a participant account. With respect to each participant, we will allocate amounts to each participant's account only after the employer provides instructions that are acceptable and necessary in order to complete the allocation process. We reserve the right to limit the period during which such instructions may be received to no more than 10 days from the initial transfer into the plan's unallocated account and to return funds to the employer for which transfer information has not been timely received in good order. In no event will we hold the transferred assets in the unallocated account for more than 105 days from the contract date. Under no circumstances will we be required to transfer to participant accounts an amount in aggregate greater than the amount deposited by the employer plus such interest as we credited to the unallocated account, unless otherwise expressly agreed upon between the employer and us.

The employer is solely responsible for effectuating the asset transfers in accordance with all applicable laws and regulations.

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED EMPLOYER APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS. THE CONTRACT DATE WILL BE SHOWN IN THE CONTRACT. THE 12-MONTH PERIOD BEGINNING ON THE CONTRACT DATE AND EACH 12-MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR." THE END OF EACH 12-MONTH PERIOD IS THE "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS APRIL 30.
--------------------------------------------------------------------------------

PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS

Subject to availability in your plan and state, if you are between the ages of 45 and 85, for an additional charge you may activate the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options. Your initial allocation to the Personal Income Benefit variable investment options must total at least $1,000. For amounts you decide to allocate in connection with this feature, your investment options will be limited to the Personal Income Benefit variable investment options discussed in detail below. In general, allocating contributions and transfers to

                        CONTRACT FEATURES AND BENEFITS
the Personal Income Benefit variable investment options is the primary way of increasing your Guaranteed Annual Withdrawal Amount. All amounts allocated to the Personal Income Benefit variable investment options are subject to the terms and conditions of the Personal Income Benefit feature, which include restrictions on your ability to make transfers to the Non-Personal Income Benefit investment options.


You must select one of the investment methods discussed above (the "Maximum Investment options choice" and "Maximum transfer flexibility") for your Non-Personal Income Benefit account value allocations. If you allocate account value to the Personal Income Benefit variable investment options, you may select either investment method for your Non-Personal Income Benefit account value.


The amounts you allocate to the Personal Income Benefit variable investment options may represent all, or a portion of, your contribution. If you allocate amounts to the Personal Income Benefit variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop allocations to these investment options.

Currently, the Personal Income Benefit variable investment options are limited to those listed below. It is important to note that they are also available without the Personal Income Benefit feature. To show that these variable investment options are available both with and without the Personal Income Benefit feature, our administrative forms and website often show separate lists for the Personal Income Benefit variable investment options and the Non-Personal Income Benefit variable investment options, as shown in the table below. We do this so you can easily indicate those amounts you wish to have allocated in connection with the Personal Income Benefit feature and those amounts that you wish to have allocated to your Non-Personal Income Benefit variable investment options.

---------------------------------------------------------------------------
 FOR ALLOCATIONS TO YOUR PERSONAL     FOR ALLOCATIONS TO YOUR NON-PERSONAL
 INCOME BENEFIT ACCOUNT VALUE         INCOME BENEFIT ACCOUNT VALUE
---------------------------------------------------------------------------
.. Personal Income Benefit AXA         . AXA Balanced Strategy
  Balanced Strategy
.. Personal Income Benefit AXA         . AXA Conservative Growth Strategy
  Conservative Growth Strategy
.. Personal Income Benefit AXA         . AXA Conservative Strategy
  Conservative Strategy
.. Personal Income Benefit AXA         . AXA Moderate Growth Strategy
  Moderate Growth Strategy
.. Personal Income Benefit AXA/AB      . AXA/AB Dynamic Moderate Growth
  Dynamic Moderate Growth
---------------------------------------------------------------------------

Upon advance notice to you, we reserve the right to add or remove Personal Income Benefit variable investment options at our sole discretion.

Please see "Personal Income Benefit" immediately below for more information about this feature.

Once your contributions are allocated to the investment options, they become a part of your account value. Amounts allocated to the Personal Income Benefit variable investment options will become part of your "Personal Income Benefit account value." Amounts allocated to the other available investment options, or "Non-Personal Income Benefit investment options," will become part of your "Non-Personal Income Benefit account value." We discuss account value in "Determining your certificate's value" later in this prospectus.

PERSONAL INCOME BENEFIT

This section describes the Personal Income Benefit. The Personal Income Benefit may not be available in all contracts or in all states. See Appendix IV later in this prospectus for more information on state availability and/or variations of certain features and benefits. For an additional charge, the Personal Income Benefit guarantees that you can take withdrawals from your Personal Income Benefit account value up to a maximum amount per contract year (your "Guaranteed Annual Withdrawal Amount") during your lifetime (or your spouse's lifetime if Joint life payments are elected) even if your Personal Income Benefit account value falls to zero unless it is caused by a withdrawal that exceeds your Guaranteed Annual Withdrawal Amount. In order to activate the Personal Income Benefit, you must meet the following two requirements:

(1)You must be between the ages of 45 and 85.

                                     -AND-

(2)You must allocate a minimum of $1,000 to your Personal Income Benefit account value, either through a new contribution or a one-time transfer from your Non-Personal Income Benefit account value.

As discussed in more detail below, the maximum Guaranteed Annual Withdrawal Amount is calculated based on contributions and transfers to your Personal Income Benefit account value, each multiplied by an applicable rate, plus any additional amount that may result from a Ratchet increase, described in more detail below.

The charge for the Personal Income Benefit will be deducted from your Personal Income Benefit account value on each participant date anniversary. For a description of how the charge is deducted, see "Personal Income Benefit charge" later in "Charges and expenses."

For amounts allocated in connection with the Personal Income Benefit, your investment options will be limited to the Personal Income Benefit variable investment options. Amounts allocated to the Personal Income Benefit variable investment options make up your Personal Income Benefit account value. See "Personal Income Benefit variable investment options" in "Allocating your contributions" earlier in this section.

Please note that you are not required to activate the Personal Income Benefit and should consider the cost and benefits before doing so. You should not activate this benefit if you plan to take withdrawals from your Personal Income Benefit account value in excess of your Guaranteed Annual Withdrawal Amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Personal Income Benefit Early and Excess withdrawals" below in this section).

Prior to allocating amounts to the Personal Income Benefit variable investment options, you should check with your employer on the rules and limitations that may apply for taking withdrawals from your Personal Income Benefit account value.

DETERMINING YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT

Your Guaranteed Annual Withdrawal Amount is calculated based on the following:

..   contributions to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Withdrawal Rate; plus

                        CONTRACT FEATURES AND BENEFITS

..   transfers to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Transfer Withdrawal Rate; plus

..   any Ratchet increase of your Ratchet Base on your participant date anniversary, multiplied by a weighted average of the Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates previously applied to your certificate.

These amounts will continue to be added together to arrive at your total Guaranteed Annual Withdrawal Amount. Your Guaranteed Annual Withdrawal Amount, as of the end of the quarter, will be shown on your Statement of Account. Once you begin to take Guaranteed Annual Withdrawal Amount payments:

..   contributions and transfers to the Personal Income Benefit variable investment options are not permitted;

..   your Guaranteed Annual Withdrawal Amount will never decrease as long as there are no Personal Income Benefit Excess withdrawals; and

..   your Guaranteed Annual Withdrawal Amount may increase as the result of a
    Ratchet increase of your Ratchet Base.

THE GUARANTEED WITHDRAWAL RATE AND GUARANTEED TRANSFER WITHDRAWAL RATE

With the Personal Income Benefit, there are two rates applicable at all times. We apply the Guaranteed Withdrawal Rate ("GWR") to amounts you contribute to the Personal Income Benefit variable investment options, including salary deferral contributions and employer contributions. We apply the Guaranteed Transfer Withdrawal Rate ("GTWR") to amounts you transfer to the Personal Income Benefit variable investment options from the other investment options in your EQUI-VEST(R) Strategies certificate, lump sum transfers from other providers and rollovers.

The GWR is tied to the Ten-Year Treasuries Formula Rate described below. The GWR is set at the beginning of each calendar quarter, however, we reserve the right to set the GWR at the beginning of each calendar month.

The GWR is calculated using the Ten-Year Treasuries in effect for that quarter, plus a percentage that ranges from 0.25% to 1.00% based on your age at the beginning of the calendar quarter. The percentage is 1.00% if you are between ages 45 and 50, and declines by 0.05% each year until it reaches 0.25% at age 65.

If, at the beginning of a calendar quarter, the GWR calculation results in a rate lower than 2.5%, we will set the rate to a minimum of 2.5%. On the other hand, if the GWR calculation results in a rate greater than 7%, we are under no obligation to set that higher rate. In our sole discretion, we may declare a GWR that is greater, but not less than the rate generated by the GWR calculation.

..   TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th of the last month of the preceding calendar quarter. U.S. Treasury rates will be determined from the Federal Reserve Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

The GTWR is set at the beginning of each month and will never be less than 2.5%. IN OUR SOLE DISCRETION, WE MAY DECLARE A GTWR THAT IS GREATER THAN 2.5%.

Please note that while the GWR and GTWR are subject to the same stated minimum of 2.5%, we reserve the right to declare a GTWR that is higher or lower than the GWR. During certain periods, the declared rates for the GWR and GTWR may be the same.

The following examples are designed to show the basics as to how your Guaranteed Annual Withdrawal Amount is calculated. The Personal Income Benefit account value used in these examples is after the deduction of all applicable fees and charges.

EXAMPLE 1: Activating the Personal Income Benefit feature

Assume you are eligible to activate the Personal Income Benefit feature and have $50,000 in your EQUI-VEST(R) Strategies certificate. You then make a one-time transfer of $1,000 from your Non-Personal Income Benefit account value to the Personal Income Benefit variable investment options. The GTWR at the time is 3%. Your amounts under the Personal Income Benefit are calculated as follows:

..   Your Personal Income Benefit account value is $1,000.

..   Your Ratchet Base is $1,000.

..   Your Guaranteed Annual Withdrawal Amount ("GAWA") is $30. ($1,000 x 3%).

EXAMPLE 2: Building your Guaranteed Annual Withdrawal Amount with Contributions

Assume you activated the feature as described in EXAMPLE 1 on December 1st and decide to make on-going contributions that amount to $200 to the Personal Income Benefit variable investment options on the 15th of each month for a six-month period starting in January of the following year. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of the GWR to six monthly contributions and the resulting values.

--------------------------------------------------------------------------
                                                                  PERSONAL
                                                                   INCOME
                                                                  BENEFIT
                                             NEW  TOTAL RATCHET   ACCOUNT
 DATE                          TRANSFER GTWR GAWA GAWA  BASE/(*)/  VALUE
--------------------------------------------------------------------------
Dec. 1                          $1,000   3%  $30   $30   $1,000    $1,000
--------------------------------------------------------------------------

                                                                     PERSONAL
                                                                      INCOME
                                                                     BENEFIT
                                                NEW  TOTAL RATCHET   ACCOUNT
 DATE                          CONTRIBUTION GWR GAWA GAWA  BASE/(*)/  VALUE
-----------------------------------------------------------------------------
Jan. 15                            $200     3%   $6   $36   $1,200    $1,200
-----------------------------------------------------------------------------
Feb. 15                            $200     3%   $6   $42   $1,400    $1,400
-----------------------------------------------------------------------------
Mar. 15                            $200     3%   $6   $48   $1,600    $1,600
-----------------------------------------------------------------------------
Apr. 15                            $200     4%   $8   $56   $1,800    $1,800
-----------------------------------------------------------------------------
May 15                             $200     4%   $8   $64   $2,000    $2,000
-----------------------------------------------------------------------------
Jun. 15                            $200     4%   $8   $72   $2,200    $2,200
-----------------------------------------------------------------------------

(*)The Ratchet Base is described in more detail below.

EXAMPLE 3: Building Your Guaranteed Annual Withdrawal Amount with Contributions and Transfers

                        CONTRACT FEATURES AND BENEFITS

Assume you activated the benefit as described in EXAMPLE 1 on December 1st and continue to make on-going contributions of $200 to the Personal Income Benefit variable investment options as described in EXAMPLE 2. For the purposes of this example, now assume that you make monthly transfers of $100 from your Non-Personal Income Benefit investment options to the Personal Income Benefit variable investment options on the 1st of each month beginning on January 1st. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of both the GWR and the GTWR at the same time, building your Guaranteed Annual Withdrawal Amount and Personal Income Benefit account value through both contributions and transfers.

-------------------------------------------------------------------------------
                                                                       PERSONAL
                                                                        INCOME
                                                                       BENEFIT
                                                  NEW  TOTAL RATCHET   ACCOUNT
 DATE                               TRANSFER GTWR GAWA GAWA  BASE/(*)/  VALUE
-------------------------------------------------------------------------------
Dec. 1                               $1,000   3%  $30   $30   $1,000    $1,000
-------------------------------------------------------------------------------

                                                                       PERSONAL
                                                                        INCOME
                                                                       BENEFIT
                     CONTRIBUTION OR  GWR OR    NEW   TOTAL  RATCHET   ACCOUNT
 DATE                   TRANSFER     GTWR/(**)/ GAWA  GAWA   BASE/(*)/  VALUE
-------------------------------------------------------------------------------
Jan. 1                    $100            3%       $3    $33  $1,100    $1,100
-------------------------------------------------------------------------------
Jan. 15                   $200            3%       $6    $39  $1,300    $1,300
-------------------------------------------------------------------------------
Feb. 1                    $100            3%       $3    $42  $1,400    $1,400
-------------------------------------------------------------------------------
Feb. 15                   $200            3%       $6    $48  $1,600    $1,600
-------------------------------------------------------------------------------
Mar. 1                    $100            3%       $3    $51  $1,700    $1,700
-------------------------------------------------------------------------------
Mar. 15                   $200            3%       $6    $57  $1,900    $1,900
-------------------------------------------------------------------------------
Apr. 1                    $100         3.50%    $3.50 $60.50  $2,000    $2,000
-------------------------------------------------------------------------------
Apr. 15                   $200            4%       $8 $68.50  $2,200    $2,200
-------------------------------------------------------------------------------
May 1                     $100         3.50%    $3.50    $72  $2,300    $2,300
-------------------------------------------------------------------------------
May 15                    $200            4%       $8    $80  $2,500    $2,500
-------------------------------------------------------------------------------
Jun. 1                    $100         3.50%    $3.50 $83.50  $2,600    $2,600
-------------------------------------------------------------------------------
Jun. 15                   $200            4%       $8 $91.50  $2,800    $2,800
-------------------------------------------------------------------------------

(*)The Ratchet Base is described in more detail below.
(**)The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.

RATCHET BASE AND THE ANNUAL RATCHET

The Personal Income Benefit feature includes a Ratchet component that may increase your Guaranteed Annual Withdrawal Amount based on the performance of your Personal Income Benefit variable investment options. Your Ratchet Base initially equals contributions and transfers to the Personal Income Benefit variable investment options and is recalculated on each participation date anniversary to equal the greater of your Personal Income Benefit account value and the most recent Ratchet Base. If your Personal Income Benefit account value is greater, we will "ratchet," or increase, your Ratchet Base to equal your Personal Income Benefit account value. You are eligible for annual ratchets on each participation date anniversary both before and after you begin receiving your Guaranteed Annual Withdrawal Amount payments. If the Ratchet Base is increased, the difference between the prior Ratchet Base and the increased Ratchet Base will be multiplied by a weighted average of the previous Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates to determine the additional amount that will be added to your Guaranteed Annual Withdrawal Amount (the "Ratchet increase"). This weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base.


If an annual ratchet is not applicable on your participation date anniversary, the Ratchet Base will not be eligible for a ratchet until the next participation date anniversary. The Ratchet Base is decreased on a pro rata basis due to Early and Excess withdrawals. The Ratchet Base is not reduced by Guaranteed Annual Withdrawal Amount payments once you begin receiving such payments. Please note that it is less likely you will receive a Ratchet increase after you begin receiving your Guaranteed Annual Withdrawal Amount payments. See "Accessing your money" later in this prospectus.


The following examples are designed to show how the Ratchet Base works. In these examples, assume the Personal Income Benefit was activated on your participation date anniversary -- December 1st. Next, assume that you make monthly contributions to the Personal Income Benefit variable investment options for 11 consecutive months with no transfers to the Personal Income Benefit variable investment options from your Non-Personal Income Benefit investment options. In order to demonstrate the operation of the annual ratchet of the Ratchet Base, and the Ratchet increase, further assume that your Personal Income Benefit account value at the end of the contract year is $3,000.

----------------------------------------------------------------------------------
                                                                          PERSONAL
                                                                           INCOME
                                                                          BENEFIT
                                                       NEW  TOTAL RATCHET ACCOUNT
 DATE                               TRANSFER GTWR/(*)/ GAWA GAWA   BASE    VALUE
----------------------------------------------------------------------------------
Dec. 1                               $1,000     3%     $30   $30  $1,000   $1,000
----------------------------------------------------------------------------------

                                                                    PERSONAL
                                                                     INCOME
                                                                    BENEFIT
                                              NEW   TOTAL  RATCHET  ACCOUNT
 DATE                   CONTRIBUTION GWR/(*)/ GAWA  GAWA    BASE   VALUE/(**)/
------------------------------------------------------------------------------
Jan. 1                      $100        3%       $3    $33 $1,100    $1,100
------------------------------------------------------------------------------
Feb. 1                      $200        3%       $6    $39 $1,300    $1,280
------------------------------------------------------------------------------
Mar. 1                      $100        3%       $3    $42 $1,400    $1,100
------------------------------------------------------------------------------
Apr. 15                     $200      3.5%       $7    $49 $1,600    $1,600
------------------------------------------------------------------------------
May 1                       $100      3.5%    $3.50 $52.50 $1,700    $1,760
------------------------------------------------------------------------------
Jun. 15                     $200      3.5%       $7 $59.50 $1,900    $1,650
------------------------------------------------------------------------------
Jul. 1                      $100      3.5%    $3.50    $63 $2,000    $2,100
------------------------------------------------------------------------------
Aug. 15                     $200      3.5%       $7    $70 $2,200    $2,380
------------------------------------------------------------------------------
Sep. 1                      $100      3.5%    $3.50 $73.50 $2,300    $2,580
------------------------------------------------------------------------------
Oct. 15                     $200        3%       $6 $79.50 $2,500    $2,860
------------------------------------------------------------------------------
Nov. 1                      $100        3%       $3 $82.50 $2,600    $2,960
------------------------------------------------------------------------------

(*)The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.
(**)The changes to the Personal Income Benefit account value represent hypothetical investment gains and losses due to the performance of the Personal Income Benefit variable investment options. This example shows a Personal Income Benefit account value that is greater than the Ratchet Base at the end of the participation year. Please note that if the Personal Income Benefit account value was lower than the Ratchet Base at the end of the participation year, there would be no annual ratchet and no increase to the Guaranteed Annual Withdrawal Amount.

                        CONTRACT FEATURES AND BENEFITS

In this example, on Dec. 1 (the participation date anniversary), the most recent Ratchet Base ($2,600) is compared to the Personal Income Benefit account value ($3,000) on the participation date anniversary. Because the Personal Income Benefit account value is greater, the Ratchet Base is increased to $3,000. The Total Guaranteed Annual Withdrawal Amount is also increased due to the $400 increase in the Ratchet Base. The increase to the Guaranteed Annual Withdrawal Amount is calculated by multiplying the increase to the Ratchet Base ($400) by the weighted average of the prior GWRs and GTWRs applied to contributions and transfers, any prior Ratchet increases and any Personal Income Benefit Early or Excess withdrawals. The weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base. Here, the increase to the Guaranteed Annual Withdrawal Amount is calculated as follows:

   $82.50 / $2600 = 3.17%

   3.17% x $400 = $12.69

   $82.50 + $12.69 = $95.19

ELECTING TO TAKE YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT

You may elect to take your Guaranteed Annual Withdrawal Amount payments through one of our automatic payment plans or you may take unscheduled withdrawals. All withdrawals reduce your Personal Income Benefit account value on a dollar-for-dollar basis, but do not reduce your Ratchet Base. Withdrawals will reduce your minimum death benefit on a pro rata basis. See "Withdrawing your account value" under "Accessing your money" later in this prospectus for more information.


In order to start taking Guaranteed Annual Withdrawal Amount payments, you must be at least 59 1/2 and, in most cases, separated from employment with the employer that sponsored the plan. Certain employers' plans may allow you to elect Guaranteed Annual Withdrawal Amount payments while still employed by the employer sponsoring the plan. You must also notify your plan in a form acceptable to the plan and AXA Equitable. The Guaranteed Annual Withdrawal Amount election date will be the business day we receive all information required to process your election at our processing office. After we receive your election, you will no longer be able to make contributions or transfers to the Personal Income Benefit variable investment options.


Your Guaranteed Annual Withdrawal Amount is calculated on a single life basis. However, when you elect to start receiving Guaranteed Annual Withdrawal Amount payments, you may elect payments on a joint life basis. Under a joint life basis, Guaranteed Annual Withdrawal Amount payments are guaranteed for the life of both you and your spouse. You may drop the joint life, but you will not be able to name a new joint life and payments will continue to be made in the same amount. The Guaranteed Annual Withdrawal Amount payments on a joint life basis will be less than those available under the single life basis. If you elect a joint life basis, your certificate will continue to be eligible for a Ratchet increase after your death.


Guaranteed Annual Withdrawal Amount payments are designed to begin at age 65. You may decide to elect to take your Guaranteed Annual Withdrawal Amount payments after age 59 1/2 and before age 65, but this will result in a decrease of all future Guaranteed Annual Withdrawal Amount payments, as indicated below.


-------------------------------------------------------------
    PAYMENTS BEGIN AT AGE            REDUCTION TO GAWA
-------------------------------------------------------------
            59 1/2                          25%
-------------------------------------------------------------
             60                             25%
-------------------------------------------------------------
             61                             20%
-------------------------------------------------------------
             62                             15%
-------------------------------------------------------------
             63                             10%
-------------------------------------------------------------
             64                             5%
-------------------------------------------------------------

For example, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 63, your adjusted Guaranteed Annual Withdrawal Amount will be $4,500. ($5,000 reduced by 10%, or $500).

You may also elect to defer beginning your Guaranteed Annual Withdrawal Amount payments until after age 65, which will result in an increase of your Guaranteed Annual Withdrawal Amount, as indicated below.

-------------------------------------------------------------
    PAYMENTS BEGIN AT AGE            INCREASE TO GAWA
-------------------------------------------------------------
             66                            102%
-------------------------------------------------------------
             67                            104%
-------------------------------------------------------------
             68                            106%
-------------------------------------------------------------
             69                            108%
-------------------------------------------------------------
        70 and older                       110%
-------------------------------------------------------------

Using the same example as above, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 68, your adjusted Guaranteed Annual Withdrawal Amount will be $5,300 ($5,000 increased by 6%, or $300).

Your Guaranteed Annual Withdrawal Amounts are not cumulative from year to year. If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

The withdrawal charge, if applicable under the EQUI-VEST(R) Strategies contract, is waived for withdrawals up to the Guaranteed Annual Withdrawal Amount. However, all withdrawals, including withdrawals from your Non-Personal Income Benefit account value, are counted toward your 10% free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this prospectus.


You may take your lifetime required minimum distributions without losing the value of the Personal Income Benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this prospectus, including utilizing our RMD automatic withdrawal option. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.


If you experience a financial hardship or unforeseeable emergency that causes you to take a withdrawal from your Personal Income Benefit account value, this withdrawal does not start your Guaranteed Annual Withdrawal Amount payments, but will result in a reduction of your Guaranteed Annual Withdrawal Amount. For more information

                        CONTRACT FEATURES AND BENEFITS
about how a hardship or unforeseeable emergency withdrawal will impact the Guaranteed Annual Withdrawal Amount, see "Hardship and unforeseeable emergency withdrawals" in "Accessing your money" later in this prospectus.

TRANSFERRING YOUR PERSONAL INCOME BENEFIT ACCOUNT VALUE

Amounts allocated to the Personal Income Benefit variable investment options can always be transferred to other Personal Income Benefit variable investment options, but cannot be transferred to the Non-Personal Income Benefit investment options. However, once you have had amounts allocated to the Personal Income Benefit variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. You may wish to transfer amounts out of the Personal Income Benefit variable investment options if you no longer want to pay the Personal Income Benefit charge, or if you determine that Guaranteed Annual Withdrawal Amount payments are not part of your overall retirement strategy, or if you want to allocate those amounts to Non-Personal Income Benefit variable investment options. Please note that if you utilize this exception, you will forfeit your Guaranteed Annual Withdrawal Amount and we will not refund the Personal Income Benefit charges you paid.

If you utilize this exception, you must transfer all amounts out of the Personal Income Benefit variable investment options into Non-Personal Income Benefit investment options. This will terminate the Personal Income Benefit feature and you will not be able to make transfers back into the Personal Income Benefit variable investment options. We will deduct a pro rata portion of the charge for the Personal Income Benefit feature from the Personal Income Benefit account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the amounts to be transferred. If your allocation instructions on file included allocations to the Personal Income Benefit variable investment options, you will also need to provide new allocation instructions.

For example, assume the following:

..   your Non-Personal Income Benefit account value is $5,000;

..   your Personal Income Benefit account value is $2,960; and

..   your Guaranteed Annual Withdrawal Amount is $95.19.

If you decide to discontinue the Personal Income Benefit feature by transferring amounts out of the Personal Income Benefit account value, your Non-Personal Income Benefit account value will be $7,960 (minus a pro rata portion of the Personal Income Benefit charge applied to your Personal Income Benefit account value), your Personal Income Benefit account value will be $0 and your Guaranteed Annual Withdrawal Amount will be $0.

EFFECT OF PERSONAL INCOME BENEFIT EARLY AND EXCESS WITHDRAWALS

A Personal Income Benefit Early withdrawal is caused when you take a withdrawal from your Personal Income Benefit account value before you have elected to begin receiving your Guaranteed Annual Withdrawal Amount payments.

If you take a Personal Income Benefit Early withdrawal, you are still permitted to make contributions and transfers to, or take loans from, the Personal Income Benefit variable investment options.

A Personal Income Benefit Excess withdrawal is caused when you withdraw more than your Guaranteed Annual Withdrawal Amount in any participation year from your Personal Income Benefit account value. Once a withdrawal (including a hardship or an unforeseeable emergency withdrawal) causes cumulative withdrawals from your Personal Income Benefit account value in a participation year to exceed your Guaranteed Annual Withdrawal Amount, only the dollar amount of the withdrawal that causes the cumulative withdrawals to exceed the Guaranteed Annual Withdrawal Amount is considered a Personal Income Benefit Excess withdrawal. In addition, each subsequent withdrawal in that participation year is considered a Personal Income Benefit Excess withdrawal. Withdrawals from your Non-Personal Income Benefit account value are not considered when calculating Personal Income Benefit Excess withdrawals. In other words, you may make withdrawals from your Non-Personal Income Benefit account value without triggering a Personal Income Benefit Excess withdrawal.

A Personal Income Benefit Early or Excess withdrawal can cause a significant reduction in both your Ratchet Base and your Guaranteed Annual Withdrawal Amount. If you make a Personal Income Benefit Early or Excess withdrawal, we will recalculate your Ratchet Base and your Guaranteed Annual Withdrawal Amount. The withdrawal will reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount on a pro rata basis. Reduction on a pro rata basis means we take the percentage of your Personal Income Benefit account value withdrawn and reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount by that same percentage. If, at the time you take a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit account value is less than your Ratchet Base, the pro rata reduction in your Ratchet Base will be greater than the dollar amount of the withdrawal.

Please note that a Personal Income Benefit Early or Excess withdrawal may be subject to withdrawal charges if it exceeds the 10% free withdrawal amount. A Personal Income Benefit Early or Excess withdrawal that reduces your Personal Income Benefit account value to zero will terminate the Personal Income Benefit without value.

Any withdrawal, whether from the Personal Income Benefit account value or the Non-Personal Income Benefit account value, reduces your death benefit under the contract. See "Payment of death benefit" later in this prospectus.

The following examples are designed to show how Early and Excess withdrawals impact the values in your contract and the Personal Income Benefit feature. Please note that all withdrawals will reduce your death benefit on a pro rata basis.

EXAMPLE 1: A Personal Income Benefit Early withdrawal

Assume the following:

..   your Non-Personal Income Benefit account value is $1,000;

..   your Personal Income Benefit account value is $5,000;

..   your Ratchet Base is $6,000;

..   your Guaranteed Annual Withdrawal Amount is $200;

..   you are still employed by the plan sponsor; and

                        CONTRACT FEATURES AND BENEFITS

..   you decide to take a withdrawal of $1,500.

Your withdrawal will be a Personal Income Benefit Early withdrawal. We will deduct $1,000 from your Non-Personal Income Benefit account value and $500 from your Personal Income Benefit account value. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 10% (your Personal Income Benefit account value ($5,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($500)). After the withdrawal:

..   your Non-Personal Income Benefit account value will be $0;

..   your Personal Income Benefit account value will be $4,500;

..   your Ratchet Base will be $5,400 ($6,000 reduced by 10%); and

..   your Guaranteed Annual Withdrawal Amount will be $180 ($200 reduced by 10%).

EXAMPLE 2: A Personal Income Benefit Excess withdrawal with a withdrawal charge

For this example, assume you make an initial $20,000 rollover contribution and there has been no investment performance. Also assume the contract has a 5% withdrawal charge in your second participation year which does not apply to withdrawals up to 10% of your total account value each year (the "10% free withdrawal amount"). Two participation years later, you are no longer employed by the plan sponsor and are eligible to start taking GAWA withdrawals.

..   your Non-Personal Income Benefit account value is $5,000;

..   your Personal Income Benefit account value is $15,000;

..   your Ratchet Base is $15,000;

..   your Guaranteed Annual Withdrawal Amount is $450;

..   your 10% free withdrawal amount is $2,000; and

..   you decide to take a withdrawal of $7,500 from your certificate.

The withdrawal charge will not apply to the first 10% of account value withdrawn, here $2,000. In this case, the withdrawal charge will be $275 ($5,500 multiplied by 5%). Therefore, the total amount subtracted from the total account value will be $7,775 (the $7,500 withdrawal plus the $275 withdrawal charge). We will deduct $5,000 from your Non-Personal Income Benefit account value and $2,775 from your Personal Income Benefit account value. This will be a Personal Income Benefit Excess withdrawal of $2,325 because the amount withdrawn from your Personal Income Benefit account value exceeds your Guaranteed Annual Withdrawal Amount of $450. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 15.5% (your Personal Income Benefit account value ($15,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($2,325)). After the withdrawal:

..   your Non-Personal Income Benefit account value will be $0;

..   your Personal Income Benefit account value will be $12,225;

..   your Ratchet Base will be $12,675 ($15,000 reduced by 15.5%); and

..   your Guaranteed Annual Withdrawal Amount will be $380.25 ($450 reduced by
    15.5%).

EFFECT OF YOUR PERSONAL INCOME BENEFIT ACCOUNT VALUE FALLING TO ZERO

If your Personal Income Benefit account value falls to zero due to a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit (including Guaranteed Annual Withdrawal Amount payments) will terminate. Once terminated, the Personal Income Benefit cannot be restored. If your Personal Income Benefit account value falls to zero, either due to a withdrawal that is not a Personal Income Benefit Early or Excess withdrawal or due to a deduction of a charge and you have Non-Personal Income Benefit account value remaining, the Personal Income Benefit feature under your certificate will continue as long as you have Non-Personal Income Benefit account value. In other words, you will continue to receive Guaranteed Annual Withdrawal Amount payments. These payments will never reduce your Non-Personal Income Benefit account value.

If your Personal Income Benefit account value is zero and your Non-Personal Income Benefit account value is zero, or later falls to zero, your certificate will terminate and you will receive a supplementary life annuity contract setting forth your continuing benefits. You will be the owner and annuitant. If the supplementary life annuity contract is issued in connection with a Joint life contract, you will be the annuitant and your spouse will be the joint annuitant, provided you are still married. The following will then occur:

..   If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

..   If you were taking withdrawals through the "Customized payment plan" or unscheduled partial withdrawals, we will pay the balance of the Guaranteed Annual Withdrawal Amount for that participation year in a lump sum. Payment of the Guaranteed Annual Withdrawal Amount will begin on the next participation date anniversary.

..   Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually under the "Maximum payment" if automatic payments were not being made.

..   Any minimum death benefit remaining under the original certificate will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon your death, if applicable, we will pay it to the beneficiary.

..   The charge for the Personal Income Benefit will no longer apply.

..   If at the time of your death the Guaranteed Annual Withdrawal Amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

OTHER IMPORTANT CONSIDERATIONS

..   The Personal Income Benefit feature is not appropriate if you do not intend to take withdrawals prior to annuitization.

                        CONTRACT FEATURES AND BENEFITS

..   In order to elect to start taking Guaranteed Annual Withdrawal Amount payments, you must first repay any outstanding loan (including interest accrued but not yet paid). If you cannot repay the loan, we will treat it as defaulted or offset. For more information, see "Loans" in "Accessing your money."

..   Amounts withdrawn in excess of your Guaranteed Annual Withdrawal Amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in this prospectus. In addition, all withdrawals count toward your 10% free withdrawal amount for that participation year.
    Personal Income Benefit Early and Excess withdrawals can significantly reduce or completely eliminate the value of the Personal Income Benefit.
    See "Effect of Personal Income Benefit Early and Excess withdrawals" above in this section.

..   Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59 1/2. See "Tax information" later in this prospectus.

..   All Personal Income Benefit withdrawals reduce your Personal Income Benefit account value and minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect the standard death benefit and the enhanced death benefit" later in this prospectus.

..   If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

..   If you surrender your certificate to receive its cash value and your
    Personal Income Benefit account value is greater than your Guaranteed Annual Withdrawal Amount, all benefits under the certificate will terminate, including the Personal Income Benefit feature.

..   Withdrawals are available under this contract and other annuity contracts we offer without purchasing a withdrawal benefit.

..   If you are not eligible to begin receiving your Guaranteed Annual
    Withdrawal Amount, and any amount is taken from your Personal Income Benefit account value to satisfy a withdrawal request (including a hardship or unforeseeable emergency withdrawal), this will be considered a Personal Income Benefit Early withdrawal. This amount will also be subject to withdrawal charges, if applicable.


..   If you have to take all or a portion of a required minimum distribution from your Personal Income Benefit account value and it is your first withdrawal under the certificate, the RMD will be considered your "first withdrawal" for the purposes of establishing your Guaranteed Annual Withdrawal Amount.


..   If you elect to take Guaranteed Annual Withdrawal Amount payments on a
    Joint life basis and subsequently get divorced, your divorce will not automatically terminate the certificate. For both Joint life and Single life certificates, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. In addition, if you drop the Joint life, you will not be able to name a new Joint life and payments will continue to be made in the same amount.



..   We reserve the right, in our sole discretion, to discontinue the acceptance of, and/or place limitations on contributions and transfers into the certificate and/or certain investment options. If you activated the Personal Income Benefit feature and we exercise our right to discontinue the acceptance of, and/or place limitations on contributions and transfers into the Personal Income Benefit variable investment options, you may no longer be able to fund your Personal Income Benefit feature. This means that if you have not yet allocated amounts to the Personal Income Benefit variable investment options, you may not be able to fund the Personal
    Income Benefit feature at all. This also means that if you have already funded the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options, you may no longer be able to increase your Guaranteed Annual Withdrawal Amount through contributions and transfers.

DEATH BENEFIT

Your certificate provides a death benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to the greater of
(i) your account value (less any outstanding loan and accrued loan interest) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, and (ii) the standard death benefit. Your account value will include any positive market value adjustment but will not include any negative market value adjustment that would apply to a withdrawal. The standard death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, any taxes that apply and less any outstanding loan balance (including any accrued, but unpaid, interest).

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse's contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (less any outstanding loan balance plus accrued interest) as of the date that your spouse's contract is issued, and (ii) the "standard death benefit" as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

The death benefit is the same whether or not you have allocated amounts to the Personal Income Benefit variable investment options. If you activated the Personal Income Benefit feature, your total account value is your Personal Income Benefit account value plus your Non-Personal Income Benefit account value.

ENHANCED DEATH BENEFIT

For an additional annual fee you may elect the enhanced death benefit.

You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST(R) Strategies contract. Additionally, to elect this benefit, you must be younger than age 76 when participation under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract.

                        CONTRACT FEATURES AND BENEFITS

If you elect the enhanced death benefit, the death benefit is equal to the greater of:

(a)your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan and accrued loan interest); and

(b)the enhanced death benefit as of the date of your death.

On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third participation date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.

If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your account value, we will adjust your enhanced death benefit on the date you take the withdrawal. Appendix III at the end of this prospectus provides an example of how the enhanced death benefit is calculated.

HOW WITHDRAWALS AFFECT THE STANDARD DEATH BENEFIT AND THE ENHANCED DEATH BENEFIT

Each withdrawal you make will reduce the amount of your current standard death benefit or enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current standard death benefit or enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000 - $16,000).


Before purchasing certain optional benefits such as the enhanced death benefit for your certificate, you and your tax adviser should carefully consider the following. If you intend to satisfy your lifetime required minimum distribution requirements which begin after age 70 1/2 for this certificate by taking account-based withdrawals (as opposed to receiving annuity payments), you should know that under the terms of the annuity contract such withdrawals will reduce your optional benefits and may have the effect of eliminating your ability to utilize the entire benefit. Also, purchasing certain optional benefits may increase the amount of RMDs you are required to withdraw under the tax rules if you elect withdrawals and not annuity payments. For more information, see "Tax information" later in this prospectus.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your certificate, you may return it to us for a refund. To exercise this cancellation right you must mail the certificate directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix IV to find out what applies in your state.


For contributions allocated to the variable investment options, your refund will equal the contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the fixed maturity options, the refund will equal the amount of the contribution allocated to fixed maturity options reflecting any positive or negative market value adjustments. For TSA and EDC contracts, your refund will also be less any amounts in the loan reserve account. Some states require that we refund the full amount of the contribution (not including any investment gain or loss, or interest or market value adjustment). For contributions allocated to the guaranteed interest option, the refund will equal the amount of the contributions, without interest. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.


We may require that you wait six months before you apply for a certificate with us again if:

..   you cancel your certificate during the free look period; or

..   you change your mind before you receive your certificate whether we have received your contribution or not.

In addition to the cancellation right described above, you have the right to surrender your certificate, rather than cancel it. Surrendering your certificate may yield results different than canceling your certificate, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the certificate. Please see "Tax information" later in this prospectus for possible consequences of canceling your certificate.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your certificate's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your " account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; (iii) the market adjusted amounts you have in the fixed maturity options; and (iv) if you have taken a loan, amounts held in your loan reserve account. These amounts are subject to certain fees and charges discussed in "Charges and expenses" later in this prospectus.

Your certificate also has a "cash value." At any time before annuity payments begin, your certificate's cash value is equal to the account value, less:
(i) any applicable withdrawal charges, (ii) the total amount or a pro rata portion of the annual administrative charge, (iii) the total amount or a pro rata portion of the Personal Income Benefit charge, if applicable, and (iv) any outstanding loan, plus accrued interest.

PERSONAL INCOME BENEFIT FEATURE

If you activated the Personal Income Benefit feature under your certificate, we refer to the account value associated with that feature as your "Personal Income Benefit account value." Your account value that is not associated with that benefit is referred to as your "Non-Personal Income Benefit account value." Your total account value under the certificate is the sum of these amounts.

Your Personal Income Benefit account value allocations are limited to certain variable investment options we refer to as the "Personal Income Benefit variable investment options." Amounts in your Personal Income Benefit account value are also subject to certain transfer restrictions and a separate charge for providing the guarantees under the feature. See "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus for details.

YOUR CERTIFICATE'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the certificate.

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UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
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The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your certificate under that option, multiplied by that day's value for one unit. The number of your certificate units in any variable investment option does not change unless they are increased or decreased to reflect additional contributions, withdrawals, withdrawal charges, transfers and loans.

In addition, the annual administrative charge, enhanced death benefit charge, the Personal Income Benefit charge or third-party transfer or rollover charge, will reduce the number of units credited to your certificate. A description of how unit values are calculated is found in the SAI.

YOUR CERTIFICATE'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

YOUR CERTIFICATE'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

INSUFFICIENT ACCOUNT VALUE

Your certificate will terminate without value if your account value is insufficient to pay any applicable charges when due unless you have activated the Personal Income Benefit feature under your certificate. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your certificate.
For information about what happens if your Personal Income Benefit account value falls to zero, see "Effect of your Personal Income Benefit account value falling to zero" in "Contract features and benefits" earlier in this prospectus.

                     DETERMINING YOUR CERTIFICATE'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

..   You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

..   You may not transfer to a fixed maturity option in which you already have value.

..   You may not transfer to a fixed maturity option that has a rate to maturity of 3%.


..   If you are age 76 or older, you must limit your transfers to fixed maturity options with maturities of five years or less. Not all maturities are available.


..   You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

..   If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment.

..   If you activated the Personal Income Benefit feature, you may transfer your
    Personal Income Benefit account value among Personal Income Benefit variable investment options. Also, you may transfer your account value from your Non-Personal Income Benefit investment options to the Personal Income Benefit variable investment options, subject to the limitations described in "How you can contribute to your certificate" and "What are your investment options under the contract?" under "Contract features and benefits" earlier in this prospectus.

..   Transfers from the Personal Income Benefit variable investment options to the Non-Personal Income Benefit variable investment options, the guaranteed interest option and the fixed maturity options are generally not permitted. However, once you have had amounts allocated to the Personal Income Benefit variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. If you utilize this exception, you must transfer all amounts out of the Personal Income Benefit variable investment options into Non-Personal Income Benefit investment options. This will permanently discontinue the Personal Income Benefit and you will not be able to make transfers back into the Personal Income Benefit variable investment options. We will deduct a pro rata portion of the charge for the Personal Income Benefit from the Personal Income Benefit account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the transferred funds. If your allocation instructions on file included allocations to the Personal Income Benefit variable investment options, you will also need to provide new allocation instructions.


..   If your employer or you choose the "Maximum investment options choice"
    method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) the maximum amount you may transfer in any participation year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior participation year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior participation year.

..   If you transfer money from another financial institution into the guaranteed interest option during your first participation year, and if your employer or you have selected the "Maximum investment options choice" method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) you may, during the balance of that participation year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.


Upon advance notice we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. We may also, at any time, exercise our right to close a variable investment option to transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. In addition to the restrictions described above, all transfers are subject to our policies and procedures set forth in "Disruptive transfer activity" below.

You may request a transfer in writing or by telephone using TOPS or online using Online Account Access. You must send all signed written requests directly to our processing office. Transfer requests should specify:

(1)the certificate number,

(2)the dollar amounts to be transferred, and

(3)the investment options to and from which you are transferring.

You or the trustee or employer owner, whichever applies, can direct us to transfer among the investment options.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER

Our investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. In order to choose investment simplifier with Personal Income Benefit variable investment

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS options as destination investment options, you must have already activated the Personal Income Benefit feature. Please note that transfers to the Personal Income Benefit variable investment options are allowed only until you elect to begin receiving Guaranteed Annual Withdrawal Amount payments. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice, including the Personal Income Benefit variable investment options, on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under "Transferring your account value."

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier will end:

..   Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

..   Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

..   Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your certificate terminates.

..   Under either option, on the date we receive at our processing office, your election to begin receiving Guaranteed Annual Withdrawal Amount payments, only if you are making monthly transfers to the Personal Income Benefit variable investment options.

REBALANCING YOUR ACCOUNT VALUE

Our rebalancing program offers two options that you can use to automatically reallocate your Non-Personal Income Benefit account value. Rebalancing is not available for amounts allocated to the Personal Income Benefit variable investment options.

Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a)in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)how often you want the rebalancing to occur (quarterly, semian-nually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire Non-Personal Income Benefit account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under "Transferring your account value" above in this section. The initial transfer under the rebalancing program (based on your Non-Personal Income Benefit account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
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To be eligible, you must have (i) at least $5,000 of Non-Personal Income Benefit account value in the variable investment options for option I, or
(ii) at least $5,000 of account value in the Non-Personal Income Benefit variable investment options and the guaranteed interest option, combined for option II. Rebalancing is not available for amounts you have allocated in the fixed maturity options. We may waive this $5,000 requirement.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

FOR CERTIFICATES WITH OUTSTANDING LOANS ONLY, on any rebalancing date where the amount to be transferred from the guaranteed interest option would cause a transfer from the loan reserve account (which is part of the guaranteed interest option), the rebalancing program will be automatically cancelled. (See "Loans" in "Accessing your money" later in this prospectus.)

PRONVEST MANAGED ACCOUNT SERVICE

AXA Equitable offers access to managed account services through ProNvest, Inc., an unaffiliated third party. ProNvest is an independent registered investment advisory firm that assists retirement plan participants with goal-based advice and money management services.

If available under your employer's plan, you may enroll in ProNvest's managed account service to manage your participant account. ProNvest will allocate assets invested in your participant account among the Non-Personal Income Benefit and Personal Income Benefit variable investment options, the guaranteed interest option, and the Structured Investment Option based on a customized investment plan created for you from information you provide to ProNvest. (For more information about the Structured Investment Option, please see the Structured Investment Option prospectus). Generally, ProNvest will adjust your allocations every quarter or as the market changes. A minimum account value may be required to enroll in the ProNvest managed account service.


You should be aware that during your enrollment in the ProNvest managed account service, YOU WILL NOT HAVE THE ABILITY TO TRANSFER OR RE-ALLOCATE YOUR ASSETS INVESTED IN YOUR PARTICIPANT ACCOUNT. If you wish to make a transfer or re-allocate your assets, you must terminate your enrollment in the ProNvest managed account service. Once terminated, we reserve the right to not permit you to re-elect the managed account service. In addition, if you enroll in the ProNvest managed account service, automated programs including dollar cost averaging and asset rebalancing will be terminated. However, the RMD automatic withdrawal and systematic withdrawal options will continue to be available.


If you invested in the Structured Investment Option and specified a Performance Cap Threshold or provided special maturity instructions, those elections will be terminated if you enroll in the ProNvest managed account service.

If you enroll in the ProNvest managed account service, ProNvest will charge a quarterly fee at an annual rate up to 0.60% of your Non-Personal Income Benefit variable investment options. The amount of the fee may be lower and varies among broker-dealers. We will deduct this fee pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If those amounts are insufficient, we will deduct this charge pro rata from your fixed maturity options, if any. We will not deduct this fee from amounts invested in the Personal Income Benefit variable investment options.

You may terminate the ProNvest managed account service at any time by contacting ProNvest. Visit www.ProNvest.com for information on contacting ProNvest and communicating your instructions.

For additional information or to enroll in the ProNvest managed account service, contact your financial professional. Minimum participant account balance requirements may apply. The ProNvest managed account service may not be available in all plans, all contracts, or in all states.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available. EQUI-VEST(R) Strategies TSA participants may only withdraw amounts from their account value that are 100% vested, subject to the employer's approval, plan rules and applicable laws. (See "Forfeitures" below.) More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.

Please see "Insufficient account value" in "Determining your certificate's value" and "Effect of Personal Income Benefit Early and Excess withdrawals" in "Contract features and benefits" earlier in this prospectus for more information on how withdrawals affect your guaranteed benefits and could potentially cause your certificate to terminate.

FORFEITURES

A 403(b) plan may have a vesting schedule applicable to some or all employer contributions. Forfeitures can arise when a 403(b) plan participant who is not fully vested under a plan separates from service. Plan participants should consult the plan administrator to learn more about the vesting schedule. When a forfeiture occurs, we will withdraw any unvested portion of a plan participant's account value and deposit such amount in a forfeiture account in the contract. The plan administrator must tell us the unvested balance. We allocate amounts in the forfeiture account to the guaranteed interest option, unless otherwise agreed to by the employer/trustee and us.

Forfeited account values may be reallocated to active plan participants in accordance with the terms of the plan. Special rules apply to how the withdrawal charge, if any, will apply when forfeitures have occurred. See "Withdrawal charge" under "Charges and expenses" later in this prospectus.

METHOD OF WITHDRAWAL
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                               PARTIAL                            MINIMUM
 CONTRACT                     WITHDRAWAL        SYSTEMATIC      DISTRIBUTION
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TSA                            Yes/(1)(2)(3)/    Yes/(1)(2)(3)/     Yes/(2)(3)/
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EDC                            Yes/(1)(2)(3)/    Yes/(1)(2)(3)/     Yes/(2)(3)/
-------------------------------------------------------------------------------

(1)Only if the certificate is not subject to withdrawal restrictions.
(2)Only if there are no outstanding loans.
(3)Requires or may require Plan Administrator's approval. See "Tax information" later in this prospectus.

TAKING WITHDRAWALS UNDER THE PERSONAL INCOME BENEFIT

This section describes the ways in which you can take Guaranteed Annual Withdrawal Amount payments. You may take unscheduled payments by submitting a request in a form acceptable to us, or you can take payments under one of our automated payment plans.


Under either the Maximum payment plan or the Customized payment plan, you may take withdrawals on a monthly, quarterly or annual basis, provided the scheduled payment is at least $250 for monthly and quarterly payments. If the scheduled payment falls below this amount, we will terminate the program, even if a required minimum distribution withdrawal causes the reduction. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next participation date anniversary.


You may elect either the Maximum payment plan or the Customized payment plan at any time after you are eligible to start taking Guaranteed Annual Withdrawal Amount payments. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. The first payment date cannot be more than one full payment mode from the date the enrollment form is received at our processing office.

Our automatic payment plans are available to you if you are taking withdrawals to help you meet lifetime required minimum distributions under federal income tax rules. To best meet your needs, you should consider using an automatic payment plan in conjunction with our RMD automatic withdrawal option. The RMD automatic withdrawal option is described later in this section.

MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed Annual Withdrawal Amount in scheduled payments. You select the payment frequency; annually, quarterly or monthly. The amount of the withdrawal will increase on participation date anniversaries with any Ratchet increase.

If you elect annual payments, you may choose the date on which you receive your Guaranteed Annual Withdrawal Amount, but that date cannot be more than one full payment mode from the date your enrollment form is received at our processing office. If you have taken a partial withdrawal from your Personal Income Benefit account value prior to enrollment in the Maximum payment plan, the payment you receive will be the difference between your Guaranteed Annual Withdrawal Amount and the previously received withdrawal.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a participation year, your first payment will be made as soon as your request is processed and include any additional amount that would have been paid to you if you had elected the plan at the beginning of the participation year (the "catch-up payment").

If you take a partial withdrawal from your Personal Income Benefit account value in the same participation year, but prior to enrollment in the Maximum payment plan and the partial withdrawal was greater than any catch-up payment due, the partial withdrawal will be subtracted from the Guaranteed Annual Withdrawal Amount and the difference will be divided by the number of scheduled payments. If the partial withdrawal was less than any catch-up payment due, it will be subtracted from the catch-up payment and the difference will be included with your first payment. In subsequent years, you will receive the full amount of your Guaranteed Annual Withdrawal Amount.

                             ACCESSING YOUR MONEY

If you take a partial withdrawal from the Personal Income Benefit account value after enrolling in the Maximum payment plan, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next participation date anniversary.

CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides you with the option of electing to take either: (1) a fixed dollar amount withdrawal not to exceed the Guaranteed Annual Withdrawal Amount, which will be subtracted from the Personal Income Benefit account value; or (2) a fixed dollar amount that may exceed the Guaranteed Annual Withdrawal Amount, which will be subtracted first from the Personal Income Benefit account value (up to the amount of the Guaranteed Annual Withdrawal Amount) and then from the Non-Personal Income Benefit account value. If the Non-Personal Income Benefit account value is not sufficient to satisfy the request, only the amount of the Guaranteed Annual Withdrawal Amount will be paid out as scheduled payments. The amount of the withdrawal will not be increased on participation date anniversaries with any Ratchet increase. You must elect to change the scheduled payment amount.

If you take a partial withdrawal from the Personal Income Benefit account value in the same participation year, but prior to your enrollment in the Customized payment plan, you will only be able to elect this plan if the partial withdrawal was less than the Guaranteed Annual Withdrawal Amount. In that case, you will receive the requested payments, up to the Guaranteed Annual Withdrawal Amount. Once the total of the scheduled payment made equals the Guaranteed Annual Withdrawal Amount, the plan will be suspended for the remainder of the participation year. If you take a partial withdrawal from the Personal Income Benefit account value while the Customized payment plan is in effect, and that withdrawal plus all other withdrawals from the Personal Income Benefit account value during that participation year exceed the Guaranteed Annual Withdrawal Amount, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next participation date anniversary.

PARTIAL WITHDRAWALS AND TERMINATIONS

Subject to the terms of your employer's plan, your certificate and any restrictions in federal income tax rules, you may take partial withdrawals from your account value (your Non-Personal Income Benefit account value, your Personal Income Benefit account value or both) or terminate your certificate at any time while you are living and before annuity payments begin. If you take a withdrawal from your Personal Income Benefit account value, the withdrawal may affect your Guaranteed Annual Withdrawal Amount. See "Effect of Personal Income Benefit Early and Excess withdrawals" under "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus for more information. Also, if you are at least age 59 1/2 and have separated from service with the employer that sponsored the plan, any withdrawal request will be considered a request to begin receiving Guaranteed Annual Withdrawal Amount payments.

The minimum amount you may withdraw at any time is $300. If your account value is less than $500 after a withdrawal, we may terminate your certificate and pay you its cash value except if you have activated the Personal Income Benefit feature of your certificate.

Partial withdrawals, or payments of remaining account value in excess of the 10% free withdrawal amount, may be subject to a withdrawal charge. See "withdrawal charge" in "Charges and expenses" later in this prospectus.

SYSTEMATIC WITHDRAWALS

(AVAILABLE FOR NON-PERSONAL INCOME BENEFIT ACCOUNT VALUE ONLY; NOT AVAILABLE IF GUARANTEED ANNUAL WITHDRAWAL AMOUNT PAYMENTS ARE BEING TAKEN THROUGH THE MAXIMUM PAYMENT PLAN OR THE CUSTOMIZED PAYMENT PLAN)

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the Non-Personal Income Benefit variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the Non-Personal Income Benefit variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)Pro rata from all of your Non-Personal Income Benefit variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)Pro rata from all of your Non-Personal Income Benefit variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your certificate.

(3)You may specify a dollar amount from one Non-Personal Income Benefit variable investment option or the guaranteed interest option. If you choose this option and the value in that investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining Non-Personal Income Benefit investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your certificate.

If you are invested in fixed maturity options, you may not elect option (1) or
(2).

You may elect systematic withdrawals if:

..   the plan permits it;

..   your certificate is not subject to withdrawal restrictions; and

                             ACCESSING YOUR MONEY

..   your certificate does not have a loan outstanding.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS

(SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)


We offer our "required minimum distribution automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, withdrawals may be subject to a withdrawal charge if your withdrawal exceeds the 10% free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions" under "Tax information" later in this prospectus.


The actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding 403(b) plans and 457(b) EDC plans. For this purpose additional annuity contract benefits may include guaranteed benefits, such as the Personal Income Benefit and enhanced death benefits.

You may elect our RMD automatic withdrawal option in the year in which you reach age 70 1/2 or in any later year, subject to the terms of your plan, provided you do not have any outstanding loan. When electing this option, amounts from both your Personal Income Benefit account value and your Non-Personal Income Benefit account value are used to determine your lifetime required minimum distribution payment each year. To elect this option, you must have an account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your certificate and pay you its cash value unless you have activated the Personal Income Benefit feature of your certificate. Currently, minimum distribution withdrawal payments will be made annually. See the Required minimum distributions section in "Tax information" later in this prospectus for your specific type of retirement arrangement.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same participation year exceeds the 10% free withdrawal amount.

The automatic withdrawal option does not generate required minimum distribution payments during the first participation year. Therefore, if you are making a rollover or transfer contribution to the certificate after age 70 1/2, you must make any required minimum distributions before the rollover or transfer. If you do not, any withdrawals that you make during the first participation year to satisfy your required minimum distributions may be subject to withdrawal charges (if applicable) if they exceed the 10% free withdrawal amount.

If you purchased your EQUI-VEST(R) Strategies TSA certificate via a direct transfer of funds from another 403(b) plan or contract and we were informed at the time of your purchase the amount of your December 31, 1986 account balance (if any) you may postpone beginning lifetime required minimum distributions on these pre-1987 funds. Lifetime required minimum distributions on the pre-1987 account balance may be postponed to age 75 rather than having to start following the later of your reaching age 70 1/2 or retiring.

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FOR CERTIFICATES SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE
70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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FOR CERTIFICATES WITH PERSONAL INCOME BENEFIT. For certificates that have activated the Personal Income Benefit, withdrawals not taken through our RMD automatic withdrawal option may cause a Personal Income Benefit Early withdrawal if they are taken prior to your eligibility to take your Guaranteed Annual Withdrawal Amount. Also, those withdrawals may cause a Personal Income Benefit Excess withdrawal if they exceed your Guaranteed Annual Withdrawal Amount. If you have not already elected to begin receiving Guaranteed Annual Withdrawal Amount payments when you elect the RMD automatic withdrawal option, you will be required to select either the single or joint life option for Guaranteed Annual Withdrawal Amount payments. You may change this election any time before amounts from your Personal Income Benefit account value are accessed to make a payment. We will take RMD payments from your Non-Personal Income Benefit account value first. If there are insufficient funds in your Non-Personal Income Benefit account value, the amount will be taken from your Personal Income Benefit account value. Once amounts are taken from your Personal Income Benefit account value, your Guaranteed Annual Withdrawal Amount payments will be considered to have begun. At this point, you will no longer be able to contribute or transfer amounts to the Personal Income Benefit variable investment options.


Generally, if you elect our RMD automatic withdrawal option, any lifetime required minimum distribution payment we make to you under our RMD automatic withdrawal option will not be treated as a Personal Income Benefit Early or Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our RMD automatic withdrawal option, we will make an extra payment, if necessary, in December that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. If this extra payment is made, the amount will be taken from your Non-Personal Income Benefit account value first. If there are insufficient funds in your Non-Personal Income Benefit account value, the amount will be taken from your Personal Income Benefit account value. If this amount, plus any other withdrawals from the Personal Income Benefit account value, equals or exceeds your Guaranteed Annual Withdrawal Amount, your payment plan will be suspended for the remainder of the participation year. If this amount, plus any other withdrawals from the Personal Income Benefit account value has not equaled or exceeded the Guaranteed Annual Withdrawal Amount, scheduled payments will continue until the Guaranteed Annual Withdrawal Amount is paid. At that time, your payment plan will be suspended until the following participation year. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Personal Income Benefit Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum

                             ACCESSING YOUR MONEY
distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause a Personal Income Benefit Excess withdrawal and may be subject to a withdrawal charge (if applicable). You may enroll in the plan again any time, but the scheduled payments will not resume until the next participation date anniversary. Further, your Personal Income Benefit account value and Guaranteed Annual Withdrawal Amount may be reduced. See "Effect of Personal Income Benefit Early and Excess withdrawals" under "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.


If you elect our RMD automatic withdrawal option and elect to take your Guaranteed Annual Withdrawal Amount payments in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, in December that will equal your required minimum distribution less all withdrawals made through the payment date. If this extra payment is made, the amount will be taken from your Non-Personal Income Benefit account value first. If the sum of the Guaranteed Annual Withdrawal Amount and Non-Personal Income Benefit account value is insufficient to satisfy the required minimum distribution, we will make an additional payment from your Personal Income Benefit account value, if necessary, to satisfy the required minimum distribution amount. The RMD payment we make to you will not be treated as a Personal Income Benefit Excess withdrawal.


If prior to December you make a partial withdrawal that exceeds your Guaranteed Annual Withdrawal Amount, but not your RMD amount, that partial withdrawal will be treated as a Personal Income Benefit Excess withdrawal, as well as any subsequent partial withdrawals made during the same participation year. However, if by December your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as a Personal Income Benefit Excess withdrawal.

For the purpose of these examples, assume your Personal Income Benefit account value is $30,000 and there are no allocations to your Non-Personal Income Benefit account value. Also, assume the following:

..   Your annual RMD amount = $6,000;

..   Your Ratchet Base = $60,000; and

..   Your Guaranteed Annual Withdrawal Amount = $2,400.

EXAMPLE 1:

You take a partial withdrawal of $3,600 from your Personal Income Benefit account value on July 1st. By doing so, you have exceeded your Guaranteed Annual Withdrawal Amount by $1,200. This is a Personal Income Benefit Excess withdrawal that will reduce both your Ratchet Base and Guaranteed Annual Withdrawal Amount on a pro rata basis. Your Personal Income Benefit account value will be reduced dollar-for-dollar by the amount of the withdrawal. Here are the values after the withdrawal:


..   Personal Income Benefit account value = $26,400 (or $30,000 - $3,600).


..   Your Ratchet Base = $57,600 (or $60,000 - $2,400). This $2,400 reduction represents a pro rata reduction of 4%.

..   Guaranteed Annual Withdrawal Amount (FOR FUTURE PARTICIPATION YEARS) =
    $2,304 (or $2,400 - $96). This $96 reduction represents a pro rata reduction of 4%.

In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $2,400 and it will not be treated as a Personal Income Benefit Excess withdrawal.

EXAMPLE 2:

You take a partial withdrawal of $2,000 from your Personal Income Benefit account value on July 1st and make no other withdrawals for the remainder of the calendar year. In this case, your Personal Income Benefit account value will be reduced dollar-for-dollar by the amount of the withdrawal. However, your Ratchet Base will not be reduced and the Guaranteed Annual Withdrawal Amount remaining for the current participation year will be $400. Here are the values after the withdrawal:


..   Personal Income Benefit account value = $28,000 (or $30,000 - $2,000).

..   Your Ratchet Base = $60,000.

..   Remaining Guaranteed Annual Withdrawal Amount (FOR CURRENT PARTICIPATION
    YEAR) = $400 (or $2,400 - $2,000).

..   Remaining Guaranteed Annual Withdrawal Amount (FOR FUTURE PARTICIPATION
    YEARS) = $2,400.


In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $4,000 and it will not be treated as a Personal Income Benefit Excess withdrawal.

If you do not elect our RMD automatic withdrawal option and your Guaranteed Annual Withdrawal Amount payments are insufficient to satisfy the required minimum distribution payment, any additional withdrawal taken from your Personal Income Benefit account value in the same participation year will be treated as a Personal Income Benefit Excess withdrawal. Also, if you elect our RMD automatic withdrawal option, but satisfy your RMD through ad-hoc withdrawals prior to the December payment date, any withdrawal that exceeds the Guaranteed Annual Withdrawal Amount will be treated as a Personal Income Benefit Excess withdrawal.

HARDSHIP AND UNFORESEEABLE EMERGENCY WITHDRAWALS

Generally, in order to receive a hardship or unforeseeable emergency withdrawal (special federal income tax definition), you must meet certain criteria and have your request approved by the Plan. For more information, see "Withdrawal restrictions" under "Tax Information" later in this prospectus.

FOR CONTRACTS THAT HAVE ACTIVATED THE PERSONAL INCOME BENEFIT FEATURE

..   The amounts withdrawn to satisfy the withdrawal request will be taken from your Non-Personal Income Benefit account value first, if you have any. If values from your Personal Income Benefit account value are used to satisfy the withdrawal request, the withdrawal will be treated as a Personal Income Benefit Early withdrawal. For more information, see "Effect of Personal Income Benefit Early and Excess withdrawals" under "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.

                             ACCESSING YOUR MONEY

..   If you have an existing loan, the withdrawal will not cause a default of your loan. You can continue to repay the outstanding loan. As discussed below in "Loans," failure to repay a loan can have substantial tax consequences.

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.

If you have made allocations to the Personal Income Benefit variable investment options, you should carefully consider how withdrawals are to be made from your total account value. In general, the specific form we require for withdrawal requests will ask you how your withdrawals should be made from your total account value. Depending on certain factors, including your age at the time, taking withdrawals from your Personal Income Benefit account value may have a significant impact on that benefit. For more information, see "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.

AUTOMATIC DEPOSIT SERVICE


If you are receiving required minimum distribution payments from a TSA certificate you may use our automatic deposit service.

Under this service we will automatically deposit the required minimum distribution payment from your TSA certificate directly into an existing EQUI-VEST(R) NQ or ROTH IRA or an existing EQUI-VEST(R) Express NQ or ROTH IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.


LOANS

If the plan permits, loans are available under a 403(b) plan or a governmental employer 457(b) EDC plan. Loans are available under the EQUI-VEST(R) Strategies contract only if requested by the employer. Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to 403(b) plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA. We do not permit loans under any TSA or governmental employer EDC certificate when the required minimum distribution automatic withdrawal option has been elected. Also, we reserve the right to change loan terms as long as any such change is made to maintain compliance with any applicable laws or regulations that may apply.

Before we make a loan, you must properly complete and sign a loan request form. Generally, the approval of the employer, its delegate, or plan administrator must also be demonstrated. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office. Please note that if we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day prior to the 27th of the month, your loan transaction will be effective on that business day. If we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day that is on the 27th of the month or later, your loan will be processed on the first business day of the month following the date it was received. In the case of certain TSA certificates subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. In the case of governmental employer EDC certificates, the loan must be approved by your employer, plan trustee, or the plan administrator as authorized under the governmental employer plan. Please see the loan provisions stated in the certificate, read the terms and conditions in the loan request form carefully and consult with a tax adviser before taking a loan. Also, see Appendix IV later in this prospectus for any state restrictions you may be subject to if you take a loan.

We permit only one loan to be outstanding at any time. Also, we reserve the right to deny a loan request if you have previously defaulted on a loan, and failed to repay the outstanding amount due.

LOAN RESERVE ACCOUNT. When you take a loan, we will transfer to a "loan reserve account", an amount equal to the sum of (a) and (b), where (a) is the loan amount (which will earn interest at the "loan reserve account rate" while your loan is outstanding), and (b) is 10% of the loan amount (which will earn interest at the guaranteed interest rate while your loan is outstanding). We will credit interest to the amount in the loan reserve account at a rate that is 2% lower than the loan interest rate that applies for the time your loan is outstanding. This excess of the interest rate that we charge is also referred to as the "net loan interest charge." See the "Fee Table" for more information.

A loan will not be treated as a taxable distribution unless:

..   it exceeds limits of federal income tax rules; or

..   interest and principal are not paid when due; or

..   in some instances, service with the employer terminates.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.

Loans are discussed further in "Tax information" later in this prospectus.

REPAYING A LOAN. When you take a loan, we use the principal amount of the loan, the loan interest rate and the term of the loan to determine the loan repayment amount. You can repay a loan through payroll deduction, Online Account Access or by personal check. Loan repayments must be made quarterly, unless you enroll through Online Account Access for monthly systematic repayments (not available for contracts owned by a corporate trustee). You can elect to have the principal portion of your loan repayments automatically distributed among your investment options in accordance with your investment allocation instructions currently on file. If you elect this option, the transfer to your investment options will take place on the next business day after we receive your loan repayment. You can repay your loan in full, including interest due, at any time (by bank check or money order only). In very limited specified circumstances concerning leaves of absence, and upon our receipt of the documentation we require, loan repayment can be suspended. Otherwise, loans must be repaid according to the repayment schedule to avoid default. See "Tax information" later in this prospectus.

LOANS AND THE PERSONAL INCOME BENEFIT. If you activated the Personal Income Benefit benefit by allocating amounts to the Personal Income Benefit variable investment options and request a loan, you will be able to specify the investment options from which

                             ACCESSING YOUR MONEY
the loan will be taken. When taking a loan, you must deplete the Non-Personal Income Benefit investment options before utilizing the Personal Income Benefit variable investment options. If you do not specify investment options, the loan amount will be taken from your Non-Personal Income Benefit account value first. If there are insufficient values to complete your loan request, the remaining loan amount will be taken from the Personal Income Benefit account value. If a loan is taken from your Personal Income Benefit account value, this amount is allocated to the loan reserve account and your Guaranteed Annual Withdrawal Amount and Ratchet Base will be reduced on a pro rata basis.

All loan repayments will be applied to guaranteed interest option by default. However, you can elect to have the principal portion of your loan repayments automatically distributed among your investment options in accordance with your investment allocation instructions currently on file. If you elect this option, the transfer to your investment options will take place on the next business day after we receive your loan repayment. Loan amounts repaid into the guaranteed interest option and subsequently transferred into the Personal Income Benefit variable investment options will receive the GTWR. If you have an outstanding loan, it must be repaid before you can elect to receive Guaranteed Annual Withdrawal Amount payments.

If you have defaulted (failed to repay as required) a loan, we will treat the unpaid loan balance (plus any unpaid loan interest that is due) as a deemed distribution and withdrawal from the certificate. Loan defaults and withdrawals may have adverse tax consequences. See "Distributions from TSAs" in "Tax information" later in this prospectus.

If Guaranteed Annual Withdrawal Amount payments have begun and you had previously defaulted on a loan and would like to repay the loan, we will permit you to do so. Your loan repayments will be allocated to the guaranteed interest option.

TERMINATION OF PARTICIPATION

Your participation under the EQUI-VEST(R) Strategies contract may be terminated by us and your account value paid to your employer if:

(1)your account value is less than $500 and we have not received contributions on your behalf for a period of three years (except if you have activated the Personal Income Benefit feature); or

(2)you request a partial withdrawal that reduces your account value to an amount of less than $500 (except if you have activated the Personal Income Benefit feature); or

(3)we have not received any contributions on your behalf within 120 days from your participation date; or

(4)the plan is no longer qualified under the Code and the EQUI-VEST(R) Strategies contract is terminated by us.

We will deduct the amount of any outstanding loan balance and any applicable withdrawal charge from the account value when we terminate your certificate.

The employer and, under certain circumstances, we may discontinue contributions under the EQUI-VEST(R) Strategies contract. Such discontinuance means that the employer will not permit any further salary deferral or employer contributions to be made under the contract. All other provisions of the contract remain in effect.

The employer may terminate the contract by (i) transferring all the assets to another contract or (ii) withdrawing the forfeiture account and directing us to deal directly with the participants.

TEXAS ORP PARTICIPANTS

For participants in a Texas Optional Retirement Program, Texas law permits withdrawals only after one of the following distributable events occur:

..   turning age 70 1/2; or

..   death; or

..   retirement; or

..   termination of employment in all Texas public institutions of higher education.

To make a withdrawal, a properly completed written acknowledgment must be received from the employer. If a distributable event occurs prior to your being vested, any amounts provided by an employer's first-year matching contribution will be refunded to the employer. We may change these provisions without your consent, but only to the extent necessary to maintain compliance with any law that applies.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon certificate termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

EQUI-VEST(R) Strategies offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the different forms of annuity payout options listed below. Restrictions may apply, depending on the type of contract or your age at certificate issue. If you activated the Personal Income Benefit feature and choose to annuitize your certificate, the Personal Income Benefit feature will terminate without value even if your Personal Income Benefit account value is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under the Personal Income Benefit

                             ACCESSING YOUR MONEY
feature. See "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus for further information. We have the right to require you to provide satisfactory evidence of the age of any person upon whose life an annuity form depends. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

ANNUITY PAYOUT OPTIONS

-------------------------------------------------------------
Fixed annuity payout options   .   Life annuity
                               .   Life annuity with period
                                   certain
                               .   Life annuity with refund
                                   certain
                               .   Period certain annuity
-------------------------------------------------------------
Variable Immediate Annuity     .   Life annuity (not
  payout options (as               available in New York)
  described in a separate      .   Life annuity with period
  prospectus for this option)      certain
-------------------------------------------------------------


..   LIFE ANNUITY: An annuity that guarantees payments for the rest of your life. Payments end with the last monthly payment before your death. Because there is no continuation of benefits following your death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as you are living. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.


..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of your life. If you die before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond your life expectancy or the joint life expectancy of you and the designated beneficiary.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of your life. If you die before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   PERIOD CERTAIN ANNUITY: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed your life expectancy. This option does not guarantee payments for the rest of your life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of your life and, after your death, payments continue to the survivor. Generally, unless you elect otherwise with the written consent of the spouse, this will be the form of annuity payment provided for married participants under certain TSAs. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTION

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your certificate or on our then current annuity rates, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The EQUI-VEST(R) Strategies contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options and whether the actual rate of investment return is higher or lower than an assumed base rate.

We may offer other payout options not outlined here. Your financial professional can provide details.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the annuity payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges. The amount applied to provide an annuity payout option will reflect the application of a withdrawal charge (except in those limited circumstances set forth in "Withdrawal charge" under "Charges and Expenses" later in this prospectus. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment. See "Market value adjustment" under "Contract features and benefits" earlier in this prospectus.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your certificate before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. You must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the participation date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your certificate's annuity commencement date. Your certificate's annuity commencement date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The annuity commencement date is generally the participation date anniversary that follows your 95th birthday. This may be different in some states.

We will send you a notice with your certificate statement one year prior to your annuity commencement date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your annuity commencement date, your certificate will be annuitized automatically.

                             ACCESSING YOUR MONEY

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. In general, the longer the period over which we expect to make payments, the lower will be your payment for each year.

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen, and whether it is fixed or variable;

(3)in the case of a life annuity, your age (or your and the designated beneficiary's ages);

(4)in the case of a period certain annuity, the period selected; and

(5)the frequency of the payments.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

ANNUITY COMMENCEMENT DATE

Your certificate has an annuity commencement date by which you must either take a lump sum payment or select an annuity payout option. The annuity commencement date is the later of the month after you reach the "maximum maturity age" specified in the contract or the tenth anniversary of the participation date. The annuity commencement date is generally the participation date anniversary that follows your 85th birthday. We will send a notice with the annual statement one year prior to the annuity commencement date.

CERTIFICATES WITH PERSONAL INCOME BENEFIT

If you activated the Personal Income Benefit feature, on the certificate's annuity commencement date you may elect:

..   an annuity payout option we are then offering (for both or either your
    Personal Income Benefit account value and your Non-Personal Income Benefit account value);

..   a lump sum distribution of your account value (for both or either your
    Personal Income Benefit account value and your Non-Personal Income Benefit account value); or

..   the Personal Income Benefit annuity commencement date annuity benefit (for your Personal Income Benefit account value only).

The Personal Income Benefit annuity commencement date annuity benefit compares:
(i) your Guaranteed Annual Withdrawal Amount under the Personal Income Benefit benefit; and (ii) the amount you would receive by applying your Personal Income Benefit account value on the certificate's annuity commencement date to the guaranteed annuity rates for a life only annuity. The Personal Income Benefit annuity commencement date benefit provides periodic payments of the higher resulting amount. This amount is fixed and does not change after annuity payments begin. Please note that if you elect the Personal Income Benefit annuity commencement date annuity benefit for your Personal Income Benefit account value and you do not elect either a lump sum distribution or any annuity payout option for your Non-Personal Income Benefit account value remaining at the annuity commencement date, we will apply your Non-Personal Income Benefit account value to the normal form of annuity payout option, which is a life annuity with a 10-year period certain.

Please see Appendix IV later in this prospectus for the state variations.

                             ACCESSING YOUR MONEY

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES UNDER THE CONTRACTS

CHARGE AGAINST THE SEPARATE ACCOUNT

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate that can vary by group and by variable investment option between 0.25% to 1.20% of daily net assets attributable to all certificates under the group contract. Contracts will generally have a charge of 1.20%, 0.90%, 0.70%, 0.50% or 0.25%.

Charges may be based on:

..   the factors on which the mortality and expense risks charge and administration charges are based, including the size and type of the group;

..   the plan provisions which may provide, among other things, the level of contributions including employer contributions and the frequency of benefit payments;

..   whether we will be the sole contract provider;

..   the level of services provided by your financial professional; and

..   our sales-related expenses.

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the certificate. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. A participant's certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Strategies contracts.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each participation year. We deduct the charge if your account value on the last business day of the participation year is less than $25,000. If your account value on such date is $25,000 or more, we do not deduct the charge. The charge is equal to $30 or, if less, 2% of your account value plus any amounts previously withdrawn during the participation year. We reserve the right to increase this charge to a maximum of $65. For particular groups, the charge may be waived or reduced for account values of less than $25,000 or the charge may also be waived entirely.

We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment. If there are still insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. Also, we will deduct a pro rata portion of the charge if you surrender your certificate, elect an annuity payout option or you die during the participation year.

Differences in this charge are due to variations in group characteristics including the total amount of plan assets. The charge is designed primarily to defray administrative expenses in connection with the issuing and daily administration of the contracts. We will determine the applicability of this charge pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Strategies contracts.

CHARGE FOR THIRD-PARTY TRANSFER OR ROLLOVER

We may deduct a charge for third-party transfers. A third party transfer is where you ask us to directly transfer or roll over funds from your certificate to a permissible funding vehicle offered by another provider, or to another eligible plan. The charge is currently $25 ($65 maximum) per occurrence per participant or, if less, this charge will never exceed 2% of the amount disbursed or transferred. We will deduct this charge and any withdrawal charge that applies from your account value. This charge will also be imposed on each third-party transfer out of the contract's forfeiture account into another permissible funding vehicle. This charge does not apply to reallocations from the forfeiture account to participant certificates under the contract. Transfers are subject to any required employer approval.

CHARGE FOR ENHANCED DEATH BENEFIT

If you elect the enhanced death benefit we deduct a charge annually from your account value on each participation date anniversary. The charge is equal to 0.15% of your account value.

We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment. If there are still insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base.

                             CHARGES AND EXPENSES

If your account value is insufficient to pay this charge, your certificate will terminate without value and you will lose any applicable guaranteed benefits.

WITHDRAWAL CHARGE

A withdrawal charge of up to 6% may apply for up to the first 10 participation years, as set forth in the contract and participation certificate. Differences in the period for which and circumstances under which this charge applies are due to the total amount of plan assets under the contract, the frequency of the possible benefit payments as provided by the terms of the plan, other charges and fees under the contract and the compensation paid in connection with the sale of the contract. The period of and circumstances under which the withdrawal charge applies will be determined pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Strategies contracts.

As noted above, the withdrawal charge may vary from group to group. In general, the withdrawal charge schedule is one of three options selected by the group. Under some group contracts, the withdrawal charge is equal to 6% of the amount withdrawn (or the defaulted loan amount, if applicable) from the participant's account value during the first five participation years, 5% of the amount withdrawn during the 6th participation year, 4% of the amount withdrawn during the 7th participation year, 3% of the amount withdrawn during the 8th participation year, 2% of the amount withdrawn during the 9th participation year, and 1% of the amount withdrawn during the 10th participation year.

Under some group contracts, the withdrawal charge is equal to 6% of the amount withdrawn (or the defaulted loan amount, if applicable) from the participant's account value during the first four participation years and 5% of the amount withdrawn during the 5th participation year. Under this schedule, there is no withdrawal charge in the 6th and later participation years.

Under some group contracts, there is no withdrawal charge.

The withdrawal charge percentages may be different for certain group contracts, including group contracts issued to certain schools in Texas and other states.

If your group contract is subject to a withdrawal charge, it will not apply under the circumstances described as follows:

..   each participation year you can withdraw up to 10% of your account value without paying a withdrawal charge (10% free withdrawal amount). The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the participation year; or

..   If you have activated the Personal Income Benefit feature, we will waive any withdrawal charge for any Guaranteed Annual Withdrawal Amount payments during the participation year up to the greater of (a) the 10% free withdrawal amount, and (b) the Guaranteed Annual Withdrawal Amount. However, each withdrawal reduces the 10% free withdrawal amount for that participation year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a Personal Income Benefit Excess or Early withdrawal as long as it does not exceed the 10% free withdrawal amount; or

..   after five participation years and you are at least age 59 1/2; or

..   you request a refund of an excess contribution within one month of the date on which the contribution is made; or

..   you die and the death benefit is made available to the beneficiary; or

..   after five participation years if you are at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond your age 59 1/2 and allows no prepayment; or

..   after three participation years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years, and allows no prepayment; or

..   the amount withdrawn is applied to the election of a life contingent annuity payout option; or

..   the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of your life expectancy, that allows no prepayment; or

..   you have reached age 55 and have separated from service; or

..   (subject to state approval), amounts withdrawn from the Personal Income
    Benefit investment options that are directly rolled over to an EQUI-VEST(R) GWBL Rollover IRA Annuity contract if the plan requires you to take a distribution due to a separation from service or plan termination.

In addition, particular groups may receive one or more of the following waivers:

(1)You sever from employment with your employer.

(2)The withdrawal is made to satisfy minimum distribution requirements.

(3)You elect a withdrawal that qualifies as a hardship (or for EDC contracts, an unforeseeable emergency) withdrawal under the Code.

(4)You have qualified to receive Social Security disability benefits as certified by the Social Security Administration or you are totally disabled. Total disability is your incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and you must continue to be deemed totally disabled.

   Written notice of claim must be given to us during your lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, you must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that you meet the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to give proof within such time. Such proof must be furnished as soon as reasonably possible and in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

                             CHARGES AND EXPENSES

(5)We receive proof satisfactory to us that your life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician).

(6)You are confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

(7)The employer elects to move the plan assets to a different funding vehicle after five contract years.

(8)The withdrawal is made to provide any annuity benefits that we offer as requested by your employer.

The withdrawal charge will apply if the condition as described in items 4 through 6 above existed at the time participation under the contract began or if the condition began within the 12 month period following such participation.

See Appendix IV, later in this prospectus for information on state availability and variations with respect to this charge.

In instances where a withdrawal charge applies, other than where your participation under the contract is terminated, in order to give you the exact dollar amount of the withdrawal requested, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. Unless you specify otherwise, we deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options to the extent you have values in those options. If we make up the required amounts from the fixed maturity options, a market value adjustment will apply. In the case where you terminate participation under the contract, we will pay your account value after the withdrawal charge has been imposed (cash value).

PERSONAL INCOME BENEFIT CHARGE

If you activate the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options, we deduct an annual charge equal to 1.00% of your Personal Income Benefit account value. This charge will be deducted from your value in the Personal Income Benefit variable investment options on a pro rata basis on each participation date anniversary. It is not pro-rated to account for a portion of the year. However, if the Personal Income Benefit feature is terminated, the certificate is surrendered or a death benefit is paid on a date other than a participation date anniversary, we will deduct a pro rata portion of the charge for that year.

In no event will the charge for the Personal Income Benefit be deducted from your Non-Personal Income Benefit account value.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

PLAN OPERATING EXPENSE CHARGE

Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense from your account value and to remit the amount withdrawn to either your Employer or your Employer's designee. The amount to be withdrawn is determined by your Employer; we will have no responsibility for determining that such amount is necessary and proper under the terms your Employer's plan. We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from amounts from the fixed maturity options, to the extent you have value in those options. If there are insufficient funds in your Non-Personal Income Benefit account value and fixed maturity options, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. We do not apply a withdrawal charge to these the amounts withdrawn pursuant to these instructions.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

                             CHARGES AND EXPENSES

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

VARIATIONS IN CHARGES

For certain groups offered the EQUI-VEST(R) Strategies contract, we may reduce the withdrawal charges and/or separate account charges. We may also reduce or waive the annual administrative charge. We may make other changes to the EQUI-VEST(R) Strategies contract, including a change in the standard death benefit or the minimum initial contribution requirements; permitting additional circumstances under which the withdrawal charge is waived; and/or establishing different rates to maturity for the fixed maturity options.

Our costs for sales, administration and mortality may vary based on a number of factors, including the size and type of group or sponsoring organization; the level of services provided by us or your financial professional; if we will be the sole contract provider; and the compensation we expect to pay the financial professional in connection with the sale of the contract(s). We take all these factors into account when reducing charges.

In order for a group to be considered for reduced charges, it generally must meet certain requirements relative to existing and projected plan assets. We determine the applicable charge reductions and benefit adjustments according to our procedures in effect at the time we approve a group. We may change our pricing procedures from time to time or the required level of assets a group must have to be eligible for reduced charges.

From time to time, an employer group has an existing arrangement with us, under which plan participants have individual contracts, and subsequently the employer purchases a group contract from us for new contributions and new participants only. Under these circumstances, we may make charge reductions or benefit adjustments under the existing individual contracts in order to reflect the same features, benefits and reduced costs as the group contract. We may also make charge reductions or benefit adjustments under existing individual contracts when an employer qualifies for a group contract but is unable to hold a group contract. Our pricing procedures for new groups may vary from the procedures we use for existing groups.

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional's compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us.

Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial services professional provide and will not be unfairly discriminatory.

Groups may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

Beneficiary designations are subject to the terms of your plan. You designate your beneficiary when you apply for your certificate. You may change your beneficiary at any time while the annuitant is alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not the participant is living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

EFFECT OF YOUR DEATH

If you die before the annuity payments begin, we will pay the death benefit to your beneficiary.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of your death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary. In some cases a beneficiary may be able to do a nonspousal direct rollover to a new inherited IRA in the case of a death benefit from a qualified plan, 403(b) plan, or governmental employer 457(b) plan.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account," which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

BENEFICIARY CONTINUATION OPTION

Upon your death, your beneficiary may generally elect to keep the certificate in your name and receive distributions under the certificate instead of receiving the death benefit in a single sum. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your certificate.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. If you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option:

..   The certificate continues with your name on it for the benefit of your beneficiary.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options, but no additional contributions will be permitted. In addition, we may, at any time, exercise our right to close a variable investment option to transfers.

..   Loans will no longer be available.

..   The standard death benefit and the enhanced death benefit provisions will no longer be in effect.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

                           PAYMENT OF DEATH BENEFIT

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in your certificate.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the certificate in a lump sum.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

PERSONAL INCOME BENEFIT ON A SINGLE LIFE BASIS. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Single life basis, your beneficiary may elect any death benefit option described earlier in this prospectus for which your beneficiary is eligible. Your beneficiary is not eligible to receive Guaranteed Annual Withdrawal Amount payments. If the beneficiary elects the Beneficiary continuation option, the Personal Income Benefit variable investment options will not be available for transfers.

PERSONAL INCOME BENEFIT ON A JOINT LIFE BASIS. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis, your beneficiary may either:

..   elect any death benefit option described earlier in this prospectus for which the beneficiary is eligible; or

..   elect to continue the certificate under the Personal Income Benefit
    Beneficiary continuation option, if your beneficiary is the same spouse you were married to when you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and you were still married at the time of your death.

If your beneficiary elects any death benefit option other than the Personal Income Benefit Beneficiary continuation option, the Guaranteed Annual Withdrawal Amount payments will terminate.

If you had not yet started lifetime RMD payments at your death, your spousal beneficiary may (1) choose the "5-year rule" (the Guaranteed Annual Withdrawal Amount payments will terminate when all amounts under the certificate have been distributed) or (2) continue the certificate and take withdrawals under the Personal Income Benefit Beneficiary continuation option. If you were younger than age 70 1/2 at the time of your death, your spousal beneficiary may defer Personal Income Benefit Beneficiary continuation option payments until you would have reached age 70 1/2. However, any Guaranteed Annual Withdrawal Amount payments skipped cannot be recovered.

Under the Personal Income Benefit Beneficiary continuation option:

..   The certificate continues with your name on it for the benefit of your beneficiary.

..   The account value will be increased to equal the death benefit if the death benefit is higher than the total account value. If the account value is increased, the money will be allocated pro rata among the investment options including the Personal Income Benefit variable investment options. If applicable, the Ratchet Base will ratchet to the Personal Income Benefit account value on the next participation date anniversary.

..   The charge for the Personal Income Benefit will continue to apply.
    Withdrawal charges will no longer apply.

..   Payments will be equal to the greater of the Guaranteed Annual Withdrawal
    Amount and the Beneficiary continuation option payment. For information about what happens when the Personal Income Benefit account value falls to zero, see "Effect of your Personal Income Benefit account value falling to zero" under "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.

..   If you were enrolled in either the Maximum payment plan or the Customized payment plan (both described earlier in this prospectus in ''Accessing your money'' under ''Withdrawing your account value''), enrollment in a plan will continue unless your beneficiary submits a request to change the plan or to take ad hoc withdrawals.

..   If your spousal beneficiary receives payments under the Maximum payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made the funds will be taken from the Non-Personal Income Benefit account value first. If there are insufficient funds in the Non-Personal Income Benefit account value then the funds will be taken from the Personal Income Benefit account value.

..   If your beneficiary receives payments under the Customized payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made, it will be taken from the Non-Personal Income Benefit account value first. If there are insufficient values in the Non-Personal Income Benefit account value, any necessary amounts will be taken from the Personal Income Benefit account value. The scheduled payments will continue in the same amount and the combined Customized payment plan payments and the RMD payment will not be treated as an Personal Income Benefit Excess withdrawal.

..   If your beneficiary takes any partial withdrawals from the Personal Income
    Benefit account value in addition to the RMD and Customized payment plan payments, the Customized payment plan terminates for that participation year. The partial withdrawals may be treated as Personal Income Benefit Excess withdrawals if they exceed the Guaranteed Annual Withdrawal Amount. Your beneficiary may immediately sign up for a new program; however, the new payments will not begin until after the next participation date anniversary. We will require your beneficiary to use our form for this purpose.

..   If prior to your death, you did not elect an automatic payment plan and your beneficiary takes unscheduled Guaranteed Annual Withdrawal Amounts from the Personal Income Benefit account value, we will make a payment (if necessary) in December that will equal the RMD amount less any withdrawals made through the payment date. The December automatic payment will not be treated as a Personal Income Benefit Excess withdrawal. However, any future withdrawals from the Personal Income Benefit account value in the same participation year may be treated as Personal Income Benefit

                           PAYMENT OF DEATH BENEFIT

   Excess withdrawals. If your beneficiary satisfies the RMD amount through unscheduled withdrawals from the Personal Income Benefit account value prior to the December payment, any withdrawal from the Personal Income Benefit account value that exceeds the Guaranteed Annual Withdrawal Amount will be considered a Personal Income Benefit Excess withdrawal.

..   Upon the death of your spousal beneficiary, the Personal Income Benefit and
    Beneficiary continuation option payment comparison stops. The beneficiary designated by your spousal beneficiary to receive any interest in the contract after the spousal beneficiary dies can elect to continue to receive the standard Beneficiary continuation option payments or receive any remaining account value in a lump sum.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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TAX INFORMATION AND ERISA MATTERS

OVERVIEW

This section of the prospectus discusses the current federal income tax rules that generally apply to annuity contracts which may be used to fund certain employer-sponsored retirement plans.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict, what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular employer's plan or contract may vary depending on the facts applicable to that employer. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. Employers should not rely only on this document, but should consult their tax adviser before choosing EQUI-VEST(R) Strategies.

FATCA


Even though this section in the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, in future years FATCA and related rules may require us to document the status of certain contractholders, as well as report contract values and other information for such contractholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.


CHOOSING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for 403(b) plans: a 403(b) TSA annuity contract such as an EQUI-VEST(R) Strategies TSA or a 403(b)(7) custodial account. An EDC plan may be funded by specified annuity contracts, custodial accounts or trustee arrangements. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement below. Employers should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, employers should consider the annuity's features and benefits, such as EQUI-VEST(R) Strategies standard death benefit, enhanced death benefit, selection of variable investment options, provision of a guaranteed interest option and fixed maturity options and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. Employers should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding 403(b) plans and 457(b) plans. For this purpose, additional annuity contract benefits may include certain guaranteed benefits such as the Personal Income Benefit and the enhanced death benefit. Employers should consider the potential implication of these Regulations before choosing this annuity contract.

SPECIAL RULES FOR TAX-FAVORED RETIREMENT PLANS

Employer-sponsored retirement plans can use annuity contracts to fund the plan unless the plan specifically prohibits annuity contracts as a funding vehicle.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including:

..   participation and coverage;

..   nondiscrimination;

..   vesting and funding;

..   limits on contributions, distributions, and benefits;

..   withholding;

..   reporting and disclosure; and

..   penalties.

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STATE INCOME TAX RULES COVERING CONTRIBUTIONS TO AND DISTRIBUTIONS FROM EMPLOYER-SPONSORED RETIREMENT PLANS MAY DIFFER FROM FEDERAL INCOME TAX RULES.
IT IS THE RESPONSIBILITY OF THE EMPLOYER, PLAN TRUSTEE AND PLAN ADMINISTRATOR
TO SATISFY FEDERAL INCOME TAX, STATE INCOME TAX AND OTHER STATE RULES AND ERISA RULES, IF APPLICABLE.
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                                TAX INFORMATION

ADDITIONAL "SAVER'S CREDIT" FOR SALARY REDUCTION CONTRIBUTIONS TO CERTAIN PLANS


You may be eligible for a nonrefundable income tax credit for salary reduction contributions you make to a 403(b) plan or governmental employer 457(b) EDC plan as well as contributions you make to other eligible retirement plans or to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your salary reduction contribution is already excluded from tax. For details on this credit, please see the Internal Revenue Service Publication for your type of plan (for example, IRS Publication 571, TAX-SHELTERED ANNUITY PLANS (403(B) PLANS) FOR EMPLOYEES OF PUBLIC SCHOOLS AND CERTAIN TAX-EXEMPT ORGANIZATIONS).


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

GENERAL

This section of the prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)".

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THE DISCLOSURE GENERALLY ASSUMES THAT THE TSA HAS 403(B) CONTRACT STATUS OR QUALIFIES AS A 403(B) CONTRACT. DUE TO INTERNAL REVENUE SERVICE AND TREASURY REGULATORY CHANGES IN 2007 WHICH BECAME FULLY EFFECTIVE ON JANUARY 1, 2009, CONTRACTS ISSUED PRIOR TO 2009 WHICH QUALIFIED AS 403(B) CONTRACTS UNDER THE RULES AT THE TIME OF ISSUE MAY LOSE THEIR STATUS AS 403(B) CONTRACTS OR HAVE
THE AVAILABILITY OF TRANSACTIONS UNDER THE CONTRACT RESTRICTED AS OF JANUARY 1, 2009 UNLESS THE INDIVIDUAL'S EMPLOYER OR THE INDIVIDUAL TAKES CERTAIN ACTIONS. PLEASE CONSULT YOUR TAX ADVISER REGARDING THE EFFECT OF THESE RULES (WHICH MAY VARY DEPENDING ON THE OWNER'S EMPLOYMENT STATUS, PLAN PARTICIPATION STATUS, AND WHEN AND HOW THE CONTRACT WAS ACQUIRED) ON YOUR PERSONAL SITUATION.
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FINAL REGULATIONS UNDER SECTION 403(B)


In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code (2007 Regulations). As a result, there were significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules applied beginning in 2007. There are still a number of uncertainties regarding the application of these rules. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on 403(b) TSA contracts issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.


EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to require a written plan document for Section 403(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009 to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

As part of this process, the sponsoring employer designates the insurance companies or mutual fund companies to which it will make contributions to purchase 403(b) annuity contracts or 403(b)(7) custodial accounts under its 403(b) plan. These companies are typically referred to as "approved providers" or "approved vendors" under the employer's 403(b) plan, although such terms are not used in the 2007 Regulations. If AXA Equitable is not an approved provider under an employer's 403(b) plan, active participants in that employer's plan may have to transfer funds from their EQUI-VEST(R) TSA contracts to another 403(b) plan funding vehicle in a contract exchange under the same plan in order to avoid significant limitations under the 403(b) plan for transactions on the contract.

GENERAL; SPECIAL EMPLOYER RULES

An employer eligible to maintain a 403(b) plan for its employees may make contributions to purchase a 403(b) funding vehicle for the benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the 403(b) funding vehicle until he/she takes distributions.

Generally, there are two types of funding vehicles available to fund 403(b) plans: an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.

CONTRIBUTIONS TO TSAS

There are three ways you can make contributions to this EQUI-VEST(R) Strategies TSA contract:

..   annual contributions made through the employer's payroll; or

..   with employer or plan approval, a rollover from another eligible retirement plan; or

..   with employer or plan approval, a plan-to-plan direct transfer of assets or a contract exchange under the same plan.

ANNUAL CONTRIBUTIONS MADE THROUGH THE EMPLOYER'S PAYROLL. Annual contributions to 403(b) TSA contracts made through the employer's payroll are limited. (Tax-free plan to plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction contributions" or "elective deferral contributions" and are generally made on a pre-tax basis. However, a TSA can also be wholly or partially funded through non-elective employer contributions or contributions treated as after-tax employee contributions. If the employer's plan permits, and as reported to us by the employer, an employee may designate some or all of salary reduction contributions as "designated Roth contributions" under Section 402A of the Code, which are made on an after-tax basis.

Some employer contributions may be subject to vesting under the employer's plan.


The annual limit on employer and employee contributions on behalf of an employee to defined contribution plans of an employer for 2016

                                TAX INFORMATION
is the lesser of $53,000 (after adjustment for cost-of-living changes) or 100% of compensation. When figuring out the contribution limit you have to:

..   include reallocated forfeitures and voluntary nondeductible employee contributions;

..   include compensation from the employer in the form of elective deferrals and excludible contributions under Section 457(b) EDC plans and "cafeteria" plans. These are plans giving employees a choice between cash and deferred benefits or specified excludible health and welfare benefits; and


..   disregard compensation or earned income of more than a specified amount.
    This amount is $265,000 for 2016. This amount may be further adjusted for cost-of-living changes in future years.

"Salary reduction" or "elective deferral" contributions made under a 403(b) plan or other cash or deferred arrangement are limited to $18,000 for 2016, and may be further adjusted for cost-of-living changes in future years. This limit applies to the total of all elective deferrals under all tax-favored plans in which the individual participates, from all employers, for example, also including salary reduction contributions under 401(k) plans. If the plan permits, an individual who is at least age 50 at any time during 2016 can make up to $6,000 additional salary reduction contributions for 2016.


Special provisions may allow certain participants with at least 15 years of service to make "catch-up" contributions to compensate for smaller contributions made in previous years.

If contributions to a 403(b) TSA contract exceed the applicable limit in any year, the excess will be taxable to the employee as ordinary income. In certain situations, we may distribute excess contributions to avoid tax penalties.

Any excess deferral contributions which are not withdrawn by April 15th after the year of the deferral may cause the contract to fail 403(b) rules.

ROLLOVER CONTRIBUTIONS. After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

..   termination of employment with the employer who provided the funds for the plan; or

..   reaching age 59 1/2 even if still employed; or

..   disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to traditional IRA instead.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM CERTAIN ELIGIBLE RETIREMENT PLANS

NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) EDC plan) may be directly rolled over to a 403(b) TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. Non-Roth after-tax contributions in a traditional IRA cannot be rolled over from the traditional IRA into a TSA. See "IRS guidance on allocation between pre-tax and after-tax amounts on distributions; the effect of direct rollovers" under "Distributions from TSAs--Tax treatment of distributions from TSAs".

DESIGNATED ROTH CONTRIBUTIONS. If the after-tax contributions are in a "designated Roth account" under a 403(b) plan, a 401(k) plan or a governmental employer EDC plan which permits designated Roth elective deferral contributions to be made, they can be rolled into another "designated Roth account" under another such plan. They cannot be rolled over to a non-Roth after-tax contribution account. You may not roll over Roth IRA funds into a designated Roth account under a 403(b) plan (or a 401(k) plan or a governmental employer EDC plan).


LIMITATIONS ON INDIVIDUAL-INITIATED DIRECT TRANSFERS. The 2007 Regulations revoked Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) contract to another, without reportable taxable income to the individual. Under transitional rules in the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.


DIRECT TRANSFER CONTRIBUTIONS. A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan". 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers;
(ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the

                                TAX INFORMATION
employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.

We currently do not offer a 403(b) contract for a beneficiary of a deceased participant as described above.

TSA contracts issued by AXA Equitable pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are generally "grandfathered" as to 403(b) status. However, future transactions such as loans and distributions under such "grandfathered" contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer's 403(b) plan, or the employer enters into an information sharing agreement with us.

SPECIAL RULE FOR ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS AFTER AGE
70 1/2. The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the contract is issued if the owner is at least age
70 1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.

DISTRIBUTIONS FROM TSAS

GENERAL

Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

WITHDRAWAL RESTRICTIONS -- SALARY REDUCTION CONTRIBUTIONS. You generally are not able to withdraw or take payment from your TSA contract unless you reach age 59 1/2, die, become disabled (special federal income tax definition), sever employment with the employer which provided the funds for the TSA contract, or suffer financial hardship (special federal income tax definition). Hardship withdrawals are limited to the amount of your salary reduction contributions without earnings and must be approved by the employer or the plan. Under the 2007 Regulations, an employee is not treated as severing employment if the first employer and the subsequent employer are treated as the same employer (for example, an employee transfers from one public school to another public school of the same state employer).

These restrictions do not apply to the amount directly transferred to your TSA certificate that represents your December 31, 1988, account balance attributable to a 403(b) annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts directly transferred to your TSA certificate in a contract exchange under the same plan or a direct transfer from another 403(b) plan.

If any portion of the funds directly transferred to your TSA certificate is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. Account values attributable to employer contributions properly reported to us at the time of transfer will not be subject to restriction, unless required by the employer's plan.

Withdrawals from a designated Roth account in a TSA contract are subject to these withdrawal restrictions.

WITHDRAWAL RESTRICTIONS ON OTHER TYPES OF CONTRIBUTIONS. The Plan may impose withdrawal restrictions on employer contributions and related earnings. Amounts attributable to employer contributions are subject to withdrawal restrictions under the 2007 Regulations. These rules apply only to 403(b) plan contracts issued January 1, 2009 and later. These restrictions vary by individual plan and must be reported to us by the plan, the employer or the employer's designee, as applicable.

EXCEPTIONS TO WITHDRAWAL REDUCTIONS. If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.


A tax law change permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. The transfer would be taxable, and withdrawals would not be permitted from the designated Roth account under the plan. We are assessing implementation issues regarding this feature; as additional separate accounting is required. See " 'In-plan' Roth conversions" below.


Distributions may also be made on termination of the plan.

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TAX TREATMENT OF DISTRIBUTIONS FROM TSAS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed.

Distributions include withdrawals and annuity payments. Death benefits paid to a beneficiary are also taxable distributions unless an exception applies. (For example, there is a limited exclusion from gross income for distributions used to pay qualified health insurance premiums of an eligible retired public safety officer from eligible governmental employer qualified plans, 403(b) plans and 457(b) plans.) Amounts distributed from TSAs are includable in gross income as ordinary income, not capital gain. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" below. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, both non-Roth and designated Roth, you will have a tax basis in your TSA certificate, which will be recovered tax-free. Unless we have been provided acceptable documentation for the amounts of any after-tax contributions to your TSA certificate, we assume that all amounts distributed from your TSA certificate are pre-tax, and we withhold tax and report accordingly.

DESIGNATED ROTH CONTRIBUTION ACCOUNT. Section 402A of the Code provides that a qualified distribution from a designated Roth account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. This treatment is the same for non-qualified distributions from a designated Roth account under a 403(b) plan. For the special tax treatment applied to direct conversion rollovers, including "in-plan" Roth conversions, see "Tax-deferred rollovers and direct transfers" and "In-plan Roth conversions" below.

IRS GUIDANCE ON ALLOCATION BETWEEN PRE-TAX AND AFTER-TAX AMOUNTS ON DISTRIBUTIONS; THE EFFECT OF DIRECT ROLLOVERS.

The following applies where there are after-tax amounts and pre-tax amounts under the plan, and a distribution is made from the plan before annuity payments start. The IRS has issued ordering rules and related guidance on allocation between pre-tax and after-tax amounts.

..   All disbursements from the plan that are "scheduled to be made at the same time" are treated as a single distribution even if the recipient has directed that the disbursement be divided among multiple destinations. Multiple destinations include payment to the recipient and direct rollovers to one or more eligible retirement plans. (Separate information reports on Form 1099-R are generally required if a disbursement is divided among multiple destinations, however.)

..   If the pre-tax amount for the aggregated distribution is directly rolled over to one or more eligible retirement plans, the entire pre-tax amount is assigned to the amount of the distribution that is directly rolled over (and is not currently taxable).

..   If the recipient wants to divide the direct rollover among two or more eligible retirement plans, before the distribution is made, the recipient can choose how the pre-tax amount is to be allocated among the plans. We expect to have forms for this choice.

..   If the pre-tax amount for the aggregated distribution is more than the amount directly rolled over, the pre-tax amount is assigned to the portion of the distribution that is directly rolled over, up to the amount of the direct rollover (so that each direct rollover consists entirely of pre-tax amounts).

..   The guidance indicates that any remaining pre-tax amount is next assigned to any 60-day rollovers up to the amount of the 60-day rollovers. (Please note that the recipient is responsible for the tax treatment of 60-day rollovers and that our information report on Form 1099-R will reflect distribution to the recipient and any required 20% withholding.)

..   The guidance indicates that any remaining pre-tax amount after assignment of the pre-tax amount to direct rollovers and 60-day rollovers is includible in gross income.

..   Finally, if the amount rolled over to an eligible retirement plan exceeds the portion of the pre-tax amount assigned or allocated to the plan, the excess is an after-tax amount.

For example, if a plan participant takes a distribution of $100,000 from a plan, $80,000 of which is pre-tax and $20,000 of which is attributable to non-Roth after-tax contributions, the participant could choose to allocate the distribution so that the entire pre-tax amount of $80,000 could be directly rolled over to a traditional IRA and the $20,000 non-Roth after-tax contributions could be rolled over to a Roth IRA.

ANNUITY PAYMENTS. If you elect an annuity payout option, the non-taxable portion of each payment is calculated by dividing your investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The balance of each payment is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse may also be eligible to roll over a TSA death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

LOANS FROM TSAS. The following discussion also applies to loans under governmental employer 457(b) EDC plans. See "Public employee deferred compensation plans (EDC Plans)" later in this prospectus.

If the plan permits, loans are available from a 403(b) plan. Loans are subject to federal income tax limits and may also be subject to the limits

                                TAX INFORMATION
of the plan from which the funds came. Federal income tax requirements apply even if the plan is not subject to ERISA. Please see Appendix IV later in this prospectus for any state rules that may affect loans.

EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS. As a result of the 2007 Regulations loans are not available without employer or plan administrator approval. Loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. Processing of a loan request will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. Finally, unpaid loans may become taxable when the individual severs from employment with the employer which provided the funds for the contract. In addition, the 10% early distribution penalty tax may apply.

We report the entire unpaid balance of the loan (including unpaid interest) as includable in income in the year of the default. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

..   The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made. Governmental employer 457(b) EDC plans and 403(b) plans are included in "all qualified plans of the employer" for this purpose. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.

..   In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. EQUI-VEST(R) Strategies TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

..   All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS. If withdrawal restrictions discussed earlier do not apply, you may roll over any "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct roll-over or a rollover you do yourself within 60 days after you receive the distribution. To the extent rolled over, it remains tax-deferred.


You may roll over a distribution of pre-tax funds from a TSA to any of the following: a qualified plan, a governmental employer 457(b) EDC plan, a traditional IRA or a TSA. A spousal beneficiary may also roll over death benefits to any of these. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

After 2015, eligible rollover distributions from qualified plans, 403(b) plans and governmental employer Section 457(b) plans may be rolled over to a SIMPLE IRA. We anticipate that regulatory guidance will be necessary before we implement rollovers into SIMPLE IRAs.


Distributions from a 403(b) plan can also be rolled over to a Roth IRA. Conversion rollover transactions from pre-tax or non-Roth after-tax accounts are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The recipient plan must agree to take the distribution. If you are rolling over from a 403(b) plan to a governmental employer 457(b) EDC plan, the recipient governmental employer 457(b) EDC plan must agree to separately account for the rolled-over funds.

The taxable portion of most distributions will be eligible for rollover. However, federal income tax rules exclude certain distributions from rollover treatment including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals and (3) any required minimum distributions under federal income tax rules.

"IN-PLAN" ROTH CONVERSIONS. If permitted by the plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a pre-tax account or a non-Roth after-tax account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but is a taxable transaction, so a participant considering an "in-plan" direct conversion rollover should consider the payment of estimated tax. No tax applies to the basis portion of a non-Roth after-tax amount so converted.

As indicated above under "Exceptions to withdrawal restrictions," a recent tax law change permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. The transfer would be taxable and withdrawals would not be permitted from the designated Roth account under the plan. Additional separate accounting will be required to implement this provision.

NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a TSA only may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. You may roll over any after-tax contributions you have made to a TSA to a traditional IRA (either in a direct rollover or a roll-over you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. After-tax contributions from a TSA which are rolled into a traditional IRA cannot be rolled back into a qualified plan or TSA. After-tax contributions may

                                TAX INFORMATION
not be rolled into a governmental employer EDC plan. As described above under "In-plan Roth conversions", if the plan permits, you may also roll over non-Roth after-tax contributions to a designated Roth account under the plan.

ROTH AFTER-TAX CONTRIBUTIONS. Amounts attributable to "designated Roth contributions" under a 403(b) plan may be rolled over to any of the following:

..   another designated Roth contribution separate account under (i) another
    403(b) plan; (ii) a 401(k) plan; or (iii) a governmental employer EDC plan;
    or

..   a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of "designated Roth contributions" under a 401(k) plan or a governmental employer EDC plan.

See "IRS guidance on allocation between pre-tax and after-tax amounts on distributions; the effect of direct rollovers" above.

Before you decide to roll over a distribution to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. You should discuss with your tax adviser the rules which may apply to the rolled over funds. For example, distributions from a governmental employer 457(b) EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions, which applies to other types of retirement plans. If you roll over funds from an eligible retirement plan which is not a governmental employer 457(b) EDC plan (qualified plan, 403(b) plan or traditional IRA) into a governmental employer 457(b) EDC plan, and you later take a distribution from the recipient government employer 457(b) EDC plan, those amounts generally remain subject to the penalty.

You should check if the recipient plan separately accounts for funds rolled over from another eligible retirement plan, as the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Direct transfers that are: (1) contract exchanges under the same 403(b) plan,
(2) direct 403(b) plan-to-403(b) plan transfers, or (3) used to purchase permissive service credits under a retirement plan are not distributions.

If there is a mandatory distribution provision in your employer's plan for certain small amounts and you do not designate an eligible retirement plan to receive such a mandatory distribution, Treasury Regulations require a traditional IRA to be established on your behalf.

DISTRIBUTION REQUIREMENTS

TSAs are subject to required minimum distribution rules. See "Required minimum distributions" later in this prospectus.

SPOUSAL CONSENT RULES

If ERISA rules apply to your TSA you will need to get spousal consent for loans, withdrawals or other distributions if you are married when you request one of these transactions under the contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the participant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the participant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the employer's plan and the contract.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59 1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   to pay for certain extraordinary medical expenses (special federal income tax definition); or

..   in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

..   in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

PUBLIC EMPLOYEE DEFERRED COMPENSATION PLANS (EDC PLANS)

SPECIAL EMPLOYER AND OWNERSHIP RULES. Employers eligible to maintain EDC plans under Section 457(b) of the Code include governmental entities such as states, municipalities and state agencies (governmental employers). Since EQUI-VEST(R) Strategies is open only to governmental employer EDC plans; no rules applicable to tax-exempt employees are discussed.

An employer can fund its EDC plan in whole or in part with annuity contracts purchased for participating employees and their beneficiaries. These employees do not have to include in income the employer's contributions to purchase the EDC contracts or any earnings until they actually receive funds from a governmental employer EDC plan. The plan's assets must be held in trust for the exclusive benefit of employees. An annuity contract can be a trust equivalent if the contract includes the trust rules. Regardless of contract ownership, the EDC plan may permit the employee to choose among various investment options.


CONTRIBUTION LIMITS. The maximum contribution for 2016 is the lesser of $18,000 or 100% of includible compensation.

                                TAX INFORMATION

Special rules may permit "catch-up" contributions during the three years preceding normal retirement age under the EDC plan. If the plan provides for catch-up contributions for any of the 3 years of service preceding the plan retirement age, the maximum contribution for an individual eligible to make such catch-up contributions is twice the otherwise applicable dollar limit, or $36,000 for 2016.

If the plan permits, an individual at least age 50 at any time during 2016 may be able to make up to $6,000 additional salary reduction contributions. An individual must coordinate this "age 50" catch-up with the other "last 3 years of service" catch up.


A governmental employer EDC plan may permit some or all of elective deferral contributions to be made as "designated Roth contributions" under Section 402A of the Code which are made on an after-tax basis. Unless otherwise indicated, the tax treatment of designated Roth contributions is described under "Tax-sheltered annuity contracts (TSAs)" previously in this Section.

ROLLOVER CONTRIBUTIONS. Eligible rollover distributions of pre-tax funds from 403(b) plans, 401(a) qualified plans, other governmental employer EDC plans and traditional IRAs may be rolled over into other such plans. The recipient plan must agree to take the distribution. If the source of the eligible rollover distribution is not a governmental employer EDC plan and the recipient plan is a governmental employer EDC plan, the recipient governmental employer EDC plan must agree to separately account for the rolled-over funds.

A governmental employer EDC plan which permits designated Roth elective deferral contributions to be made may also permit rollover contributions from another "designated Roth account" under another governmental employer EDC plan (or a 403(b) plan, or a 401(k) plan) to such a designated Roth account. Roth IRA funds may not be rolled over to such a designated Roth account.

Before you decide to roll over a distribution to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer EDC plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

WITHDRAWAL LIMITS. In general, no amounts may be withdrawn from an EDC plan prior to the calendar year in which the employee attains age 70 1/2, severs from employment with the employer or is faced with an unforeseeable emergency. Under Treasury Regulations, amounts may also be distributed on plan termination. Small amounts (up to $5,000) may be taken out by the plan participant or forced out by the plan under certain circumstances, even though the plan participant may still be working and amounts would not otherwise be made available. Such a mandatory forced-out distribution is an eligible rollover distribution. Treasury Regulations require a direct rollover to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution. For funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan, because the funds are accounted for separately.

See the discussion under "Tax-sheltered annuity contracts (TSAs)" previously in this Section about the availability of certain internal direct transfers of amounts subject to withdrawal restrictions into a designated Roth account under a 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.

DISTRIBUTION REQUIREMENTS. EDC plans are subject to minimum distribution rules similar to those that apply to TSAs. See "Required minimum distributions" later in this prospectus. That is, distributions from EDC plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains age 70 1/2 or retires from service with the employer maintaining the EDC plan, whichever is later. Failure to make required distributions may cause the disqualification of the EDC plan. Disqualification may result in current taxation of EDC plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator's responsibility to see that minimum distributions from an EDC plan are made.

If the EDC plan provides, a deceased employee's beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received.

TAX TREATMENT OF DISTRIBUTIONS. The taxation of distributions from a governmental employer EDC plan is generally the same as the tax treatment of distributions from TSAs discussed earlier in this prospectus. That is, amounts are generally not subject to tax until actually distributed and amounts may be subject to 20% federal income tax withholding. See "Federal and State income tax withholding and information reporting" later in this prospectus. However, distributions from a governmental employer EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions.


If the governmental employer EDC plan permits designated Roth contributions,
Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income. See the discussion under "Tax-sheltered annuity contracts (TSAs)" previously in this Section about the availability of certain internal direct transfers of amounts subject to withdrawal restrictions into a designated Roth account under a 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.


TAX-DEFERRED ROLLOVERS. A participant in a governmental employer EDC plan, or in certain cases, a beneficiary, may be able to roll over an

                                TAX INFORMATION
eligible rollover distribution from the plan to a traditional IRA, qualified plan or 403(b) plan, as well as to another governmental employer EDC plan. See the discussion above under "Distributions from TSAs -- Tax-deferred rollovers and direct transfers" for rollovers from governmental employer EDC plans to SIMPLE IRAs. The recipient plan must agree to take the distribution.


If you roll over funds from a governmental employer EDC plan into a different type of eligible retirement plan (qualified plan, 403(b) plan, or traditional
IRA), any subsequent distributions may be subject to the 10% federal income tax penalty noted above. Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts roll-overs and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You may roll over a distribution from a governmental employer 457(b) plan to any of the following: a 403(b) plan funding vehicle, a qualified plan, another governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances.

Distributions from a governmental employer 457(b) plan can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

If the governmental employer EDC plan permits designated Roth contributions, amounts attributable to designated Roth contributions may be rolled over to any of the following:

..   another designated Roth contribution separate account under (i) another governmental employer EDC plan; (ii) a 403(b) plan; or (iii) a 401(k) plan;
    or

..   a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of "designated Roth contributions" under a 403(b) plan or a 401(k) plan.

If the governmental employer EDC plan permits designated Roth contributions and also if permitted by the plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a non-Roth account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but typically produces taxable income.

LOANS. Same as for TSAs. (See "Loans from TSAs" under "Distributions from TSAs" earlier in this prospectus.)

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS

If you are a participant in a 403(b) plan or a governmental employer EDC plan, the required minimum distribution rules force you to start calculating and taking annual distributions from these tax-favored retirement plans and arrangements by a specified date. The beginning date depends on the type of plan or arrangement, and your age and retirement status. The distribution requirements are designed to use up your interest in the plan over your life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried back to other years.

Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from annuity contracts funding tax qualified retirement plans, including 403(b) plans and 457(b) plans. For this purpose additional annuity contract benefits may include enhanced death benefits. If you take annual withdrawals instead of receiving annuity payments, this could increase the amount required to be distributed from these contracts.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS -- WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION

Generally, 403(b) plan and 457(b) EDC plan participants must take the first required minimum distribution for the calendar year in which the participant turns age 70 1/2. However, 403(b) plan and 457(b) EDC plan participants may be able to delay the start of required minimum distributions for all or part of the account balance until after age 70 1/2, as follows:

..   For 403(b) plan and 457(b) EDC plan participants who have not retired from service with the employer who provided the funds for this TSA or EDC contract by the calendar year the participant turns age 70 1/2, the required beginning date for minimum distributions is extended to April 1st following the calendar year of retirement.

..   403(b) plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 TSA account balance, even if retired at age
    70 1/2.

The first required minimum distribution is for the calendar year in which you turn age 70 1/2, or the year you retire, if you are eligible for the delayed start rule. You have the choice to take this first required minimum distribution during the calendar year you turn 70 1/2 or retire or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2 or retire if you are eligible for the delayed start rule. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CALCULATE REQUIRED MINIMUM DISTRIBUTIONS

There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an "account-based" method, you divide the value of your TSA account or EDC account as of December 31st of the past calendar year by a number corresponding to your age from an IRS table to give you the required minimum distribution amount for that particular plan or arrangement for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another

                                TAX INFORMATION

IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may be able to later apply your funds to a life annuity-based pay-out with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR RETIREMENT PLANS?

No, if you want, you can choose a different method for each of your retirement plans. For example, you can choose an annuity payout from your TSA certificate, a different annuity payout from a qualified plan, and an account-based annual withdrawal from an IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR CERTIFICATE BASED ON THE METHOD YOU CHOOSE?


We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our required minimum distribution automatic withdrawal option. Otherwise, you will be responsible each year for asking us to pay the required minimum distribution withdrawal to you.


Also, if you are taking account-based withdrawals from all of your 403(b) TSA contracts, the IRS will let you calculate the required minimum distribution for each TSA that you maintain, using the method that you picked for that particular 403(b) funding vehicle. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall 403(b) plan required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more TSA contracts or custodial accounts that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR?

The required minimum distribution amount for each of your plans and arrangements is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans or TSAs to the amounts you have to take from your traditional IRAs and vice-versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR?

Your plan or arrangement could be disqualified, and you could have to pay tax on the entire value. Even if your plan or arrangement is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If this is a TSA and you do not select a method with us, we will assume you are taking your required minimum distribution from another TSA contract or custodial account that you own. Note that in the case of an EDC plan the distribution must be taken annually from the EDC contract.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary, depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's or the participant's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required for a year before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2. Rollovers to another eligible retirement plan, including a traditional IRA, may be available to a surviving spouse death beneficiary.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual such as the estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL PARTICIPANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE PARTICIPANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments and the death beneficiary is a non-individual such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL PARTICIPANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE PARTICIPANT.

                                TAX INFORMATION

ERISA MATTERS

ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire.

Some TSAs may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

In addition, certain loan rules apply only to loans under ERISA plans:

..   For contracts which are subject to ERISA, the trustee or sponsoring employer is responsible for ensuring that any loan meets applicable DOL requirements. It is the responsibility of the plan administrator, the trustee of the qualified plan and/or the employer, and not AXA Equitable, to properly administer any loan made to plan participants.

..   With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term consistent with EQUI-VEST(R) Strategies processing and all other terms and conditions of the loan.

..   Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

..   Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

..   Loans must be available to all plan participants, former participants (or death beneficiaries of participants) who still have account balances under the plan, and alternate payees on a reasonably equivalent basis.

..   Plans subject to ERISA provide that the participant's spouse must consent in writing to the loan.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor and the plan sponsor may choose not to comply with Section 404(c).

The EQUI-VEST(R) Strategies TSA contracts provide the broad range of investment choices and information needed in order to meet the requirements of the
Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its financial professionals shall not be responsible if a plan fails to meet the requirements of
Section 404(c).

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. Distributions from employer-sponsored retirement plans are also subject to income tax withholding. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

We might have to withhold and/or report on amounts we pay under a free look or cancellation.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients that are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different marital status and number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

                                TAX INFORMATION

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS) WHICH ARE NOT ELIGIBLE ROLLOVER DISTRIBUTIONS

For a non-periodic distribution (total surrender or partial withdrawal) which is not an eligible rollover distribution, we generally withhold at a flat 10% rate.

You cannot elect out of withholding if the payment is an "eligible rollover distribution."

MANDATORY WITHHOLDING FROM ELIGIBLE ROLLOVER DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from governmental employer 457(b) EDC plans and TSAs are subject to mandatory 20% withholding. See "Distributions from TSAs" and "Tax Treatment of Distributions" under "Public employee deferred compensation plans (EDC Plans)" earlier in this prospectus. The plan administrator is responsible for withholding from governmental employer 457(b) EDC plan distributions.

All distributions from a TSA, governmental employer 457(b) EDC plan or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

..   any distributions which are "required minimum distributions" after age
    70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for the life
    (or life expectancy) or the joint lives (or joint life expectancies of the plan participant (and designated beneficiary); or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions which fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   a death benefit payment to a beneficiary who is not the plan participant surviving spouse; or

..   a qualified domestic relations order distribution to a beneficiary who is not the plan participant current spouse or former spouse.

A death benefit payment to the plan participant surviving spouse, or a qualified domestic relations order distribution to the plan participant current or former spouse, may be a distribution subject to mandatory 20% withholding.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

8. More information

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ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts and certificates is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)to deregister Separate Account A under the Investment Company Act of 1940;

(6)to restrict or eliminate any voting rights as to Separate Account A;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to close a variable investment option to new contributions or transfers; and

(9)to limit the number of variable investment options which you may elect.

If the exercise of these rights results in a material change in the underlying investment of the Separate Account, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or Online Account Access or from your financial professional.


The rates to maturity for new allocations and the related price per $100 of maturity value are as shown below:



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 FIXED MATURITY
  OPTIONS WITH
   JUNE 15TH
MATURITY DATE OF RATE TO MATURITY AS OF PRICE PER $100 OF
 MATURITY YEAR     FEBRUARY 16, 2016     MATURITY VALUE
---------------------------------------------------------
      2016             3.00%/(1)/       $99.03
---------------------------------------------------------
      2017             3.00%/(1)/       $96.15
---------------------------------------------------------
      2018             3.00%/(1)/       $93.35
---------------------------------------------------------
      2019             3.00%/(1)/       $90.63
---------------------------------------------------------

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 FIXED MATURITY
  OPTIONS WITH
   JUNE 15TH
MATURITY DATE OF RATE TO MATURITY AS OF PRICE PER $100 OF
 MATURITY YEAR     FEBRUARY 16, 2016     MATURITY VALUE
---------------------------------------------------------
      2020             3.00%/(1)/       $87.98
---------------------------------------------------------
      2021             3.00%/(1)/       $85.42
---------------------------------------------------------
      2022             3.00%/(1)/       $82.93
---------------------------------------------------------
      2023             3.00%/(1)/       $80.52
---------------------------------------------------------
      2024             3.00%/(1)/       $78.16
---------------------------------------------------------
      2025               3.05%          $75.55
---------------------------------------------------------



(1)Since these rates to maturity are 3%, no amounts could have been allocated to these options.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1)We determine the market adjusted amount on the date of the withdrawal as follows:

   (a)We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

   (b)We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

   (c)We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

   (d)We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)We determine the fixed maturity amount as of the current date.

(3)We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

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YOUR MARKET ADJUSTED AMOUNT IS THE PRESENT VALUE OF THE MATURITY VALUE DISCOUNTED AT THE RATE TO MATURITY IN EFFECT FOR NEW CONTRIBUTIONS TO THAT SAME FIXED MATURITY OPTION ON THE DATE OF THE CALCULATION.
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If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix II later in this prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "non-unitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's

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general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

DATES AND PRICES AT WHICH CERTIFICATE EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your certificate will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:


   -- on a non-business day;


   -- after 4:00 PM, ET on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.

..   Quarterly rebalancing will be processed on a calendar year basis.
    Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   If a fixed maturity option is scheduled to mature on June 15th and
    June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

..   For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

..   For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

..   Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give participants the opportunity to instruct us how to vote the number of shares attributable to their certificates if a shareholder vote is taken. If we do not receive instructions in time from all participants, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote

                               MORE INFORMATION
any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants vote. One effect of proportional voting is that a small number of participants may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our participants arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our participants, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require participant approval, participants will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.


STATUTORY COMPLIANCE

We have the right to change the terms of the contract and any certificate thereunder without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in the contract and any certificate thereunder must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a participant's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the certificates, or the distribution of the certificates.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing our processing office or calling 1-800-628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

The owner may not assign a contract or certificate for any purpose.

You cannot assign a certificate as security for a loan or other obligation. Loans from account value, however, are permitted unless restricted by the employer.

FUNDING CHANGES

The employer or trustee can change the funding vehicle for the plan.

DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by both AXA Advisors and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors

                               MORE INFORMATION
are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 16.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.70% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. Contribution-based compensation will generally not exceed 12.0% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a

                               MORE INFORMATION
contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 0.35% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2015) received additional payments. These additional payments ranged from $1,214.89 to $5,872,700.74. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investment Group
CCO Investment Services Corporation
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Farmer's Financial Solution
First Allied Securities Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage Inc.
Founders Financial Securities
Girard Securities, Inc.
H.D. Vest Investment Securities, Inc.
Harbour Investments
Independent Financial Group, LLC
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
Janney Montgomery Scott LLC
JP Turner & Company, LLC
Key Investment Services LLC
Kovack Securities
Legend Equities
Lincoln Financial Advisors Corp.
Lincoln Financial Services Corp
Lincoln Investment Planning
LPL Financial Corporation
Lucia Securities, LLC
Mercap Securities, LLC
Merrill Lynch Life Agency, Inc.
MetLife Securities, Inc.
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Corporation
Next Financial Group, Inc.
NFP Securities Inc.

                               MORE INFORMATION

PNC Investments
Primerica Financial Services
Questar Capital Corporation
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
Securities America Inc.
SIGMA Financial Corporation
Signator Financial Services
Signator Investors, Inc.
Southwest Securities, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
SWS Financial Services
The Advisor Group
TransAmerica Financial Advisors
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors
VSR Financial Services Inc.
Wells Fargo Wealth Brokerage Insurance Agency

                               MORE INFORMATION

9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2015 (the "Annual Report") is considered to be part of this prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washing-ton, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa.com.

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 1.20% and 0.50%. The unit values and number of units outstanding for contracts offered under Separate Account A with daily asset charges of 0.90% and 0.70% are available in the Statement of Additional Information. To request a copy of the Statement of Additional Information, please contact our Processing Office. At the date of this Prospectus, unit values and number of units outstanding for contracts offered under Separate Account A with an asset based charge of 0.25% did not exist. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%.



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $107.64 $108.80 $102.79
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       3      25      43
--------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      -- $104.51 $118.72 $113.20 $125.25 $141.22 $142.87 $135.56
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       3      18      52      96     137     169     190
--------------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $104.12 $105.37 $100.23
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       1       9      27
--------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $ 96.31 $100.05 $ 98.77
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       5      34      98
--------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $106.03 $ 96.15 $110.64 $143.94 $154.73 $148.11
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       5      11      12      15      17      20
--------------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $103.13 $ 98.08 $111.26 $143.93 $160.10 $158.75
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       7      16      21      27      34      41
--------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $104.88 $ 92.69 $105.72 $143.50 $147.53 $138.32
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       2       5       7       8       9      12
--------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $149.99 $157.32 $ 94.51 $118.85 $132.78 $121.35 $136.88 $170.99 $176.91 $171.71
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          83     150     183     240     367     480     574     676     774     879
--------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $103.35 $116.06 $119.71 $117.51
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       3      16      31      45
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $113.87 $119.03 $104.64 $113.55 $120.34 $121.15 $125.18 $129.04 $130.83 $128.94
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          55     100     129     137     165     181     205     211     215     223
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $102.73 $112.17 $115.05 $113.14
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       9      19      29
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $121.57 $126.70 $100.86 $114.02 $122.87 $120.54 $127.87 $139.27 $141.95 $139.33
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          80     145     141     173     238     290     364     422     465     492
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $101.41 $104.59 $106.02 $104.57
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       2      11       8      12
--------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $271.98 $381.60 $160.80 $238.40 $262.52 $227.43 $262.85 $312.57 $314.03 $304.90
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         181     196     162     167     176     165     165     162     158     152
--------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $136.30 $155.16 $ 84.53 $113.03 $121.97 $100.10 $115.03 $133.56 $123.73 $116.93
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         121     116     128     167     224     233     234     249     301     308
--------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $104.17 $ 86.39 $ 99.52 $119.08 $110.07 $106.13
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       3      12      17      24      30      37
--------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $156.89 $170.79 $ 96.19 $123.78 $129.72 $107.44 $124.70 $147.01 $134.82 $128.99
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         231     237     198     175     164     143     127     117     111     108
--------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $104.21 $106.95 $ 66.14 $ 82.67 $ 93.27 $ 88.25 $100.25 $130.30 $143.70 $142.50
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          28      26      26      22      25      23      21      19      33      34
--------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 98.21 $112.19 $ 68.46 $ 91.21 $103.14 $ 98.18 $110.32 $147.58 $161.97 $166.48
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         178     167     153     147     145     156     148     142     302     282
--------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $143.93 $135.87 $ 76.51 $ 91.17 $101.70 $ 95.66 $109.50 $143.31 $158.91 $150.69
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         471      42      64      78      77      70      62      50      47      42
--------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $140.50 $136.59 $ 81.55 $109.46 $132.44 $118.52 $138.90 $182.63 $200.06 $190.66
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         382     349     268     368     333     282     247     226     208     191
--------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $180.56 $190.05 $142.17 $164.76 $179.37 $173.41 $186.40 $208.32 $212.06 $207.66
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           3      27      54      62      73      71      71      67      56      51
--------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $103.96 $120.06 $124.56 $122.09
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      12      39      91     148
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $142.10 $149.35 $100.67 $121.30 $133.69 $125.54 $138.32 $163.71 $167.84 $163.68
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         290     487     554     652     867   1,047   1,184   1,339   1,476   1,602
--------------------------------------------------------------------------------------------------------------------------
 AXA SMARTBETA EQUITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      --      -- $ 95.57
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $103.29 $118.56 $122.73 $120.51
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       5      18      48      67
--------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $188.69 $218.08 $119.54 $160.64 $212.01 $208.64 $238.25 $325.25 $332.83 $319.27
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       3       7       9      11      12      14      14      13      11
--------------------------------------------------------------------------------------------------------------------------
 AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      --      -- $ 97.54
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       4
--------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $104.34 $105.20 $ 70.88 $ 91.41 $100.52 $ 99.40 $109.23 $123.64 $129.74 $124.29
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          22     149     134     120     113      87      78      80      89     103
--------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $108.27 $ 97.73 $ 64.30 $ 81.46 $100.02 $ 89.35 $103.13 $139.28 $140.53 $129.77
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           2      10      15      15      17      15      16      17      16      17
--------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   -- $ 95.25 $ 59.39 $ 75.38 $ 82.21 $ 77.62 $ 87.98 $107.16 $111.67 $107.24
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      69      87      86      85      91      93      94     120     134
--------------------------------------------------------------------------------------------------------------------------
 AXA/HORIZON SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      --      -- $ 87.33
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $116.29 $138.79 $ 92.02 $117.96 $126.12 $128.19 $142.58 $179.29 $190.99 $210.45
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           5      11      33      40      47      37      34      29      25      24
--------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $107.15 $107.60 $ 65.81 $ 81.35 $ 89.97 $ 84.93 $ 95.83 $122.40 $132.66 $127.94
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           8      73      71      61      51      41      36      31      27      23
--------------------------------------------------------------------------------------------------------------------------
 AXA/PACIFIC GLOBAL SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      --      -- $ 80.60
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $107.73 $108.55 $ 63.47 $ 81.54 $ 87.00 $ 78.82 $ 92.93 $116.56 $116.42 $111.99
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1      54      43      51      65      75      87      99     112     119
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ INTERNATIONAL MODERATE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      --      -- $ 91.57
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $134.04 $136.92 $ 80.78 $ 87.51 $ 92.20 $ 95.71 $ 99.60 $ 97.55 $ 98.68 $ 96.87
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       2     154     139     144     134     138     137     137     140
--------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ REAL ASSETS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      --      -- $ 86.47
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $132.55 $135.77 $ 77.65 $103.21 $130.17 $108.44 $119.32 $174.21 $167.63 $155.61
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          50      72      59      50      42      35      30      28      22      19
--------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $210.41 $187.41 $115.05 $143.69 $176.76 $158.90 $183.31 $258.49 $242.34 $207.98
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         127     112      94      85      70      57      48      42      35      31
--------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $187.75 $187.68 $117.63 $151.42 $167.98 $160.81 $180.54 $245.68 $266.28 $246.91
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         276     266     237     251     300     349     394     457     530     602
--------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $128.59 $131.73 $ 88.11 $ 97.11 $111.01 $109.25 $127.07 $165.42 $177.60 $172.48
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          67      72      68      68      74      80      97     120     127     130
--------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 91.39 $101.24 $ 54.79 $ 70.85 $ 78.76 $ 78.03 $ 90.00 $119.44 $134.07 $133.09
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           9      12      12      15      21      39      37      46      56      65
--------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $133.03 $133.60 $ 79.64 $103.44 $118.34 $121.60 $141.05 $183.63 $200.50 $201.88
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         143     370     316     277     243     210     184     166     150     139
--------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $188.20 $192.89 $107.37 $136.48 $156.63 $155.96 $178.12 $233.12 $258.09 $254.85
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      17      29      31      35      33      31      27      26      24
--------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $116.91 $119.09 $107.14 $108.70 $113.61 $117.63 $119.89 $116.56 $117.95 $117.04
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         144     159     122     139     130     120     121     134     158     187
--------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $ 94.51 $ 90.43 $ 73.13
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       3      10      21
--------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $187.87 $195.29 $121.23 $151.14 $171.22 $172.16 $196.00 $254.67 $284.26 $283.09
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           2      16      35      45      54      59      59      59      59      54
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                         -   -------------------------------------------------------------------------------
                                              2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
----------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $116.57 $119.10 $101.40 $116.85 $126.55 $126.72 $131.77 $144.49 $145.10 $147.11
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            12      21      18      17      19      17      15      11       9       8
----------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $137.07 $148.00 $101.39 $141.70 $185.71 $177.07 $206.17 $283.37 $288.56 $268.85
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            80     128     143     181     264     338     427     528     636     744
----------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 99.66 $107.62 $113.22 $114.06 $119.80 $123.57 $126.63 $121.97 $121.57 $115.55
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            14      37      73      76     101     105      99      93      91      87
----------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                     --      --      --      --      --      --      -- $101.38 $102.08 $ 97.73
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --      --      --      --      --      --       5      15      28
----------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $143.80 $152.20 $156.16 $151.16 $156.03 $162.73 $162.35 $157.77 $158.26 $157.03
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --       1       1       2       2       2       2       2       2       2
----------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $160.24 $177.32 $ 86.55 $108.95 $113.54 $ 98.74 $113.42 $136.12 $125.21 $121.06
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             3      16      24      31      32      28      25      22      18      17
----------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $119.54 $115.14 $ 71.73 $ 91.00 $103.59 $100.32 $117.37 $156.59 $168.50 $156.17
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            23      32      24      24      27      22      16      19     141     144
----------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $127.65 $124.59 $ 74.13 $ 96.91 $107.54 $100.69 $115.45 $154.88 $175.03 $168.98
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            39      38      31      26      29      29      27      33      38      51
----------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 69.76 $ 78.56 $ 49.46 $ 66.57 $ 76.26 $ 77.12 $ 87.41 $114.42 $126.88 $131.46
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           249     223     194     188     179     176     181     204     241     292
----------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $112.35 $104.42 $ 44.66 $ 52.58 $ 59.54 $ 58.64 $ 67.55 $ 87.81 $ 97.71 $ 92.26
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            41      49      27      28      30      69      75      91     122     159
----------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $142.89 $164.04 $ 96.79 $131.24 $149.04 $131.48 $155.48 $174.58 $163.85 $162.20
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            14      40      40      42      49      57      71      98     129     164
----------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $129.84 $138.57 $ 69.43 $ 93.48 $116.13 $111.98 $129.53 $169.67 $182.70 $175.35
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           494     531     504     465     434     389     364     369     392     445
----------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $127.45 $132.18 $133.68 $132.46 $131.00 $129.43 $127.87 $126.34 $124.82 $123.32
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --       1       2       1       1       2       1       1       1       1
----------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $133.70 $161.70 $ 84.15 $130.59 $170.69 $155.66 $167.26 $228.94 $224.59 $209.70
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          12      34      47      85     149     218     283     318     362     392
--------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $110.99 $115.91 $ 67.86 $ 92.93 $105.76 $ 95.49 $113.56 $141.74 $142.55 $145.32
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           3      17      29      36      52      94     110     149     192     258
--------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $ 90.81 $ 96.78 $ 93.36
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       6      23      57
--------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 98.64 $108.63 $102.98 $109.89 $109.49 $107.97 $108.26 $107.05 $105.67 $104.12
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          56      73     145     198     180     156     152     155     163     168
--------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $153.26 $158.68 $146.86 $135.29 $142.01 $142.03 $144.05 $139.07 $141.38 $140.00
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       1       1     123     108      95      88      80      77      77
--------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $163.91 $158.96 $103.45 $128.91 $160.25 $152.00 $173.52 $235.64 $244.10 $230.15
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         167     193     185     195     188     176     166     163     162     173
--------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $108.40 $114.84 $ 65.57 $ 92.41 $106.26 $102.95 $120.97 $164.85 $176.94 $192.69
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          30     152     155     200     266     324     402     492     590     703
--------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $132.73 $132.66 $ 78.60 $102.84 $114.89 $110.31 $123.01 $164.72 $186.25 $181.39
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          46      65      64      57      52      40      28      25      24      26
--------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 88.82 $ 97.69 $ 69.88 $ 96.86 $112.25 $104.39 $124.21 $170.67 $175.03 $175.12
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          38      41      47      60      85     117     120     120     107      93
--------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $105.87 $101.69 $116.69 $150.97 $166.54 $165.23
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      46     196     359     506     647     792
--------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      -- $ 86.10 $100.54 $131.67 $147.38 $131.74
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       1       1       2
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $109.26 $100.69 $127.18 $128.72 $145.42 $141.16
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       1       2       4       7       8       9
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      -- $ 95.08 $109.87 $115.89 $116.31 $111.04
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       5      28      51      71     101
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                           ---------------------------------------------------------------------------
                                            2006   2007   2008   2009   2010    2011    2012    2013    2014    2015
----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --     --      -- $ 86.88 $ 98.92 $116.03 $114.74 $110.40
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --      --       1       2       4       7       8
----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --     -- $104.26 $ 96.31 $105.26 $133.60 $137.50 $130.03
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --       4      14      18      22      28      37
----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --     -- $108.58 $106.22 $119.27 $161.54 $162.93 $151.73
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --       2       7      10      14      16      20
----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --     -- $113.52 $101.98 $102.14 $128.92 $113.92 $ 87.63
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --      10      31      49      67     101     142
----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --     -- $106.27 $110.52 $129.55 $141.43 $142.39 $131.53
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --      10      62     152     252     350     439
----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --     --      -- $ 89.76 $100.71 $129.29 $137.79 $128.27
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --      --      10      61     127     178     235
----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --     --      -- $ 79.17 $ 82.26 $116.51 $116.95 $117.72
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --      --      --       1       1       1       3
----------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --     -- $113.45 $ 91.87 $110.79 $108.09 $101.84 $ 80.44
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --      29     123     228     342     468     626
----------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --     -- $105.97 $102.84 $117.79 $148.53 $148.41 $155.90
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --      15      75     138     248     386     564
----------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --     --      --      --      --      --      -- $188.77
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --      --      --      --      --      --      28
----------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --     -- $101.87 $ 98.22 $115.31 $150.09 $164.17 $162.12
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --       8      15      19      27      30      31
----------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --     -- $119.10 $118.91 $134.23 $178.67 $194.90 $212.84
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --       4      19      34      46      61      89
----------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
----------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --     -- $110.84 $116.64 $130.46 $154.96 $172.18 $145.01
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --     --       5      41      81     117     159     195
----------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 95.60 $105.47 $ 55.70 $ 75.73 $ 88.22 $ 81.89 $ 92.40 $125.25 $136.95 $140.71
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       2       5      20      23      21      18      15      13      13
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $115.90 $121.67 $123.17 $131.81 $138.31 $144.59 $150.67 $145.36 $149.00 $147.40
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         111     108      95      97     127     110     154     182     189     200
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $110.13 $121.76 $ 67.87 $ 95.07 $119.18 $108.47 $123.72 $171.33 $177.51 $172.71
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         116     107      96      92      79      64      52      44      38      36
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $140.28 $138.72 $ 87.76 $125.17 $154.48 $132.28 $150.05 $201.01 $209.20 $195.22
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          85      82      69      66      62      49      41      37      30      26
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $106.79 $124.72 $ 65.21 $102.08 $118.71 $111.64 $125.11 $167.60 $188.02 $197.46
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         124     126     121     131     140     131     123     117     116     118
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $108.37 $114.81 $ 78.86 $ 93.74 $102.55 $ 98.46 $107.85 $121.54 $123.64 $119.82
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       5      11      13      18      22      24      25      30      33
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $109.32 $115.96 $ 74.45 $ 90.62 $100.22 $ 95.16 $106.09 $124.84 $128.32 $124.19
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           2      15      24      33      39      50      62      72      89     101
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $110.21 $116.92 $ 71.58 $ 88.79 $ 98.89 $ 93.17 $105.04 $126.88 $130.98 $126.78
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       7      14      22      32      45      58      75      94     116
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $110.99 $118.22 $ 68.52 $ 86.50 $ 96.81 $ 90.36 $103.05 $127.49 $131.98 $127.49
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       5       9      12      19      32      47      65      87     116
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      --      -- $ 91.54
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       4
--------------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      -- $ 83.02 $ 84.57 $ 92.15 $ 73.43 $ 48.15
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      17      38      49      65      87
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $108.13 $110.07 $104.72
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       1       2       2
--------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      -- $104.73 $119.82 $115.06 $128.21 $145.58 $148.32 $141.73
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $104.60 $106.60 $102.12
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $ 96.75 $101.22 $100.64
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       1       6      10
--------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $106.56 $ 97.31 $112.76 $147.75 $159.94 $154.19
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $103.64 $ 99.26 $113.40 $147.73 $165.50 $165.27
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $105.39 $ 93.80 $107.75 $147.29 $152.50 $144.00
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $153.46 $162.11 $ 98.08 $124.22 $139.76 $128.63 $146.13 $183.82 $191.54 $187.23
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       1       2       2       2       3       2       3       6
--------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $103.82 $117.41 $121.96 $120.58
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       5
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $116.51 $122.65 $108.60 $118.67 $126.66 $128.42 $133.63 $138.73 $141.64 $140.60
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       2       4       4       5
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $103.19 $113.48 $117.21 $116.09
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $124.39 $130.56 $104.67 $119.17 $129.33 $127.77 $136.50 $149.73 $153.69 $151.92
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       7      11      20
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $101.87 $105.81 $108.02 $107.30
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       2
--------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $242.92 $343.25 $145.67 $217.50 $241.20 $210.44 $244.94 $293.34 $296.80 $290.21
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       1       1       1       1       1       1
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $127.17 $145.80 $ 80.00 $107.72 $117.07 $ 96.76 $111.98 $130.94 $122.16 $116.27
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       1       1      --      --      --      --       1       1
--------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $104.68 $ 87.43 $101.43 $122.23 $113.78 $110.49
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $132.94 $145.75 $ 82.67 $107.14 $113.07 $ 94.32 $110.24 $130.89 $120.89 $116.48
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       1       2       2
--------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $103.30 $106.78 $ 66.51 $ 83.72 $ 95.11 $ 90.63 $103.69 $135.72 $150.74 $150.54
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 60.37 $ 69.45 $ 42.68 $ 57.27 $ 65.22 $ 62.52 $ 70.75 $ 95.31 $105.35 $109.05
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       1       1      --      --       3       6
--------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $163.40 $155.34 $ 88.09 $105.72 $118.77 $112.50 $129.69 $170.94 $190.89 $182.31
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $183.59 $179.75 $108.09 $146.11 $178.03 $160.44 $189.37 $250.75 $276.62 $265.50
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       1       1       2       1       2       2
--------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $103.11 $109.30 $ 82.34 $ 96.11 $105.37 $102.59 $111.06 $125.00 $128.14 $126.37
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $104.44 $121.46 $126.90 $125.27
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       5
--------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $145.39 $153.90 $104.47 $126.77 $140.71 $133.07 $147.66 $176.00 $181.72 $178.48
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       3       5       5       6       6       7       6       8
--------------------------------------------------------------------------------------------------------------------------
 AXA SMARTBETA EQUITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      --      -- $ 96.00
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $103.76 $119.94 $125.04 $123.65
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $103.84 $120.87 $ 66.73 $ 90.30 $120.02 $118.95 $136.80 $188.08 $193.83 $187.25
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       1      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      --      -- $ 97.98
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $104.56 $106.18 $ 72.05 $ 93.57 $103.63 $103.19 $114.20 $130.20 $137.58 $132.74
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       1       4       7       9       9
--------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $108.50 $ 98.64 $ 65.36 $ 83.39 $103.11 $ 92.77 $107.84 $146.66 $149.03 $138.59
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       2       5       5       5
--------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   -- $ 95.67 $ 60.08 $ 76.79 $ 84.35 $ 80.20 $ 91.54 $112.30 $117.85 $113.98
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       4       9      10       8
--------------------------------------------------------------------------------------------------------------------------
 AXA/HORIZON SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      --      -- $ 87.72
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $118.12 $141.99 $ 94.81 $122.39 $131.79 $134.90 $151.11 $191.36 $205.29 $227.81
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $107.38 $108.61 $ 66.89 $ 83.28 $ 92.75 $ 88.18 $100.20 $128.88 $140.68 $136.64
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA/PACIFIC GLOBAL SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      --      -- $ 80.96
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $107.79 $109.56 $ 64.51 $ 83.47 $ 89.69 $ 81.83 $ 97.17 $122.73 $123.46 $119.61
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ INTERNATIONAL MODERATE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      --      -- $ 91.98
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $102.63 $105.59 $ 80.57 $ 88.11 $ 93.72 $ 98.22 $102.94 $101.39 $103.29 $102.11
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ REAL ASSETS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      --      -- $ 86.86
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $134.64 $138.89 $ 80.00 $107.09 $136.02 $114.12 $126.46 $185.94 $180.19 $168.45
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $208.48 $187.01 $115.62 $145.43 $180.17 $163.11 $189.51 $269.12 $254.09 $219.62
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       1      --       1       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $157.18 $158.23 $ 99.88 $129.48 $144.66 $139.47 $157.69 $216.10 $235.89 $220.27
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       2       3       7       9
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $130.62 $134.77 $ 90.78 $100.76 $116.00 $114.96 $134.67 $176.55 $190.90 $186.71
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       1       1       2       6      12      16
--------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 85.06 $ 94.90 $ 51.72 $ 67.36 $ 75.42 $ 75.24 $ 87.40 $116.81 $132.05 $132.02
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $125.42 $126.86 $ 76.16 $ 99.62 $114.78 $118.78 $138.75 $181.92 $200.03 $202.84
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $104.17 $107.52 $ 60.28 $ 77.16 $ 89.18 $ 89.43 $102.86 $135.57 $151.16 $150.32
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       2       1       1       1       1      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $121.18 $124.31 $112.63 $115.08 $121.12 $126.30 $129.64 $126.94 $129.36 $129.27
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       2       4       5       5
--------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $ 94.95 $ 91.49 $ 74.51
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $103.22 $108.06 $ 67.56 $ 84.82 $ 96.77 $ 97.99 $112.35 $147.01 $165.26 $165.75
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $117.94 $121.36 $104.07 $120.76 $131.72 $132.83 $139.10 $153.61 $155.35 $158.62
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $139.23 $151.41 $104.46 $147.03 $194.05 $186.34 $218.50 $302.44 $310.16 $291.02
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       1       1       2       2       2       3       4       5
--------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $100.53 $109.34 $115.84 $117.53 $124.32 $129.14 $133.27 $129.27 $129.77 $124.21
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       2       3       3
--------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $101.84 $103.27 $ 99.58
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $100.44 $107.06 $110.63 $107.84 $112.11 $117.75 $118.30 $115.78 $116.96 $116.88
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $105.97 $118.10 $ 58.05 $ 73.60 $ 77.24 $ 67.65 $ 78.26 $ 94.59 $ 87.62 $ 85.32
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       1       1      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $120.95 $117.33 $ 73.61 $ 94.05 $107.82 $105.15 $123.90 $166.47 $180.41 $168.39
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       1       3       3
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $134.61 $132.31 $ 79.29 $104.38 $116.66 $110.00 $127.02 $171.61 $195.31 $189.89
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       5
--------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 66.16 $ 75.03 $ 47.58 $ 64.48 $ 74.39 $ 75.76 $ 86.48 $114.01 $127.32 $132.85
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       1       1       1       1      --      --       1       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $113.34 $106.08 $ 45.70 $ 54.18 $ 61.79 $ 61.28 $ 71.09 $ 93.08 $104.31 $ 99.19
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $144.57 $167.16 $ 99.33 $135.64 $155.13 $137.81 $164.13 $185.60 $175.43 $174.90
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $138.97 $149.37 $ 75.38 $102.20 $127.87 $124.17 $144.65 $190.81 $206.93 $200.01
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       1       1       1       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $100.76 $105.25 $107.20 $106.97 $106.54 $106.01 $105.48 $104.95 $104.43 $103.90
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $135.28 $164.77 $ 86.36 $134.96 $177.66 $163.17 $176.56 $243.39 $240.46 $226.11
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       1       2       1       1      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $111.23 $116.99 $ 68.98 $ 95.14 $109.04 $ 99.14 $118.74 $149.26 $151.18 $155.20
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       2       2       4
--------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $ 91.23 $ 97.91 $ 95.12
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       2       8      10
--------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 99.80 $110.69 $105.68 $113.57 $113.96 $113.17 $114.29 $113.81 $113.14 $112.26
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       3       3       4
--------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $100.81 $105.12 $ 97.98 $103.61 $109.76 $110.81 $113.19 $110.05 $112.68 $112.37
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $169.88 $165.93 $108.75 $136.48 $170.86 $163.21 $187.63 $256.62 $267.72 $254.21
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $110.11 $117.48 $ 67.56 $ 95.88 $111.04 $108.34 $128.20 $175.94 $190.19 $208.58
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $134.82 $135.71 $ 80.98 $106.71 $120.05 $116.08 $130.37 $175.81 $200.20 $196.36
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                              -----------------------------------------------------------------------------
                                               2006   2007    2008   2009    2010    2011    2012    2013    2014    2015
---------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $90.42 $100.16 $72.15 $100.72 $117.54 $110.09 $131.92 $182.55 $188.54 $189.97
---------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --     --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                     --      --     --      -- $106.39 $102.91 $118.93 $154.96 $172.15 $172.00
---------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --     --      --      --      --      --       1      --       2
---------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                     --      --     --      --      -- $ 86.49 $101.71 $134.15 $151.21 $136.13
---------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --     --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                     --      --     --      -- $109.52 $101.64 $129.29 $131.78 $149.93 $146.58
---------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --     --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                     --      --     --      --      -- $ 95.50 $111.14 $118.07 $119.34 $114.74
---------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --     --      --      --      --       1       2       3       4
---------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                     --      --     --      --      -- $ 87.27 $100.08 $118.21 $117.73 $114.08
---------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --     --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                     --      --     --      -- $104.77 $ 97.47 $107.28 $137.13 $142.13 $135.37
---------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --     --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                     --      --     --      -- $109.11 $107.50 $121.56 $165.81 $168.42 $157.96
---------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --     --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                     --      --     --      -- $114.08 $103.21 $104.10 $132.33 $117.77 $ 91.23
---------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --     --      --      --      --       1       2       4       5
---------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                     --      --     --      -- $106.52 $111.56 $131.69 $144.79 $146.81 $136.58
---------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --     --      --      --      --       1       4       8      12
---------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                     --      --     --      --      -- $ 90.17 $101.88 $131.72 $141.38 $132.54
---------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --     --      --      --      --      --       1       1       1
---------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                     --      --     --      --      -- $ 79.53 $ 83.22 $118.70 $119.99 $121.64
---------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --     --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                     --      --     --      -- $113.71 $ 92.74 $112.62 $110.67 $105.01 $ 83.53
---------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --     --      --      --      --       1       6      14      20
---------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                     --      --     --      -- $106.49 $104.07 $120.05 $152.45 $153.41 $162.29
---------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --     --      --      --      --       2       8      14      21
---------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      --      -- $196.01
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $102.37 $ 99.40 $117.53 $154.05 $169.70 $168.77
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $119.37 $120.03 $136.46 $182.92 $200.94 $221.00
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       2       2       2
--------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $111.10 $117.74 $132.63 $158.64 $177.53 $150.57
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       1
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $105.24 $116.93 $ 62.19 $ 85.16 $ 99.90 $ 93.39 $106.13 $144.87 $159.53 $165.06
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $120.06 $126.94 $129.41 $139.47 $147.39 $155.17 $162.84 $158.21 $163.32 $162.72
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       2       2       5
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $114.09 $127.03 $ 71.31 $100.60 $127.00 $116.41 $133.71 $186.49 $194.58 $190.66
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $145.32 $144.72 $ 92.21 $132.45 $164.62 $141.96 $162.17 $218.80 $229.33 $215.51
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $110.62 $130.12 $ 68.52 $108.02 $126.51 $119.81 $135.22 $182.43 $206.11 $217.98
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       1       1       1      --       1       1
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $108.60 $115.88 $ 80.16 $ 95.96 $105.72 $102.23 $112.77 $127.99 $131.12 $127.97
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       3
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $109.56 $117.04 $ 75.68 $ 92.77 $103.33 $ 98.80 $110.93 $131.46 $136.08 $132.64
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       6
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $110.45 $118.01 $ 72.76 $ 90.90 $101.96 $ 96.73 $109.83 $133.60 $138.90 $135.40
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       4
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $111.24 $119.32 $ 69.65 $ 88.55 $ 99.81 $ 93.82 $107.75 $134.25 $139.96 $136.17
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       3
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      --      -- $ 91.95
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      -- $ 83.39 $ 85.55 $ 93.89 $ 75.35 $ 49.76
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       1       1       1
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 15, 2016 to a fixed maturity option with a maturity date of June 15, 2024 (eight years later) at a hypothetical rate to maturity of 4.00% (H), resulting in a maturity value of $136,886 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2020./(a)/



-----------------------------------------------------------------------------------------------------------------------
                                                                             HYPOTHETICAL ASSUMED RATE TO MATURITY/(J)/
                                                                              ON JUNE 15, 2020
                                                                             ------------------------------------------
                                                                                2%                   6%
-----------------------------------------------------------------------------------------------------------------------
AS OF JUNE 15, 2020 BEFORE WITHDRAWAL
(1) Market adjusted amount/(b)/                                              $126,455             $108,409
-----------------------------------------------------------------------------------------------------------------------
(2) fixed maturity amount/(c)/                                               $116,998             $116,998
-----------------------------------------------------------------------------------------------------------------------
(3) market value adjustment: (1) - (2)                                       $  9,457             $ (8,589)
-----------------------------------------------------------------------------------------------------------------------
ON JUNE 15, 2020 AFTER $50,000 WITHDRAWAL
(4) portion of market value adjustment associated with the withdrawal:
  (3) x [$50,000/(1)]                                                        $  3,739             $ (3,961)
-----------------------------------------------------------------------------------------------------------------------
(5) portion of fixed maturity associated with the withdrawal: $50,000 - (4)  $ 46,261             $ 53,961
-----------------------------------------------------------------------------------------------------------------------
(6) market adjusted amount (1) - $50,000                                     $ 76,455             $ 58,409
-----------------------------------------------------------------------------------------------------------------------
(7) fixed maturity amount: (2) - (5)                                         $ 70,738             $ 63,037
-----------------------------------------------------------------------------------------------------------------------
(8) maturity value/(d)/                                                      $ 82,762             $ 73,752
-----------------------------------------------------------------------------------------------------------------------


You should note that in this example, if a withdrawal is made when rates have increased from 4.00% to 6.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 4.00% to 2.00% (left column), a portion of a positive market value adjustment is realized.

Notes:

(a)Number of days from the withdrawal date to the maturity date = D = 1,461

(b)Market adjusted amount is based on the following calculation:

Maturity value        =               $136,886               where j is either 2% or 6%
----------------------          -----------------------------
(1+j)/(D/365)/                   (1+j)/(1,461/365)/

(c)Fixed maturity amount is based on the following calculation:
Maturity value        =               $136,886
----------------------          -----------------------------
(1+h)/(D/365)/                  (1+0.04)/(1,461/365)/

(d)Maturity value is based on the following calculation:

   Fixed maturity amount x (1+h)/(D/365) /= ($70,738 or $63,037) x (1+0.04)/(1,461/365)/

                 APPENDIX II: MARKET VALUE ADJUSTMENT EXAMPLE

Appendix III: Death benefit example

--------------------------------------------------------------------------------

If you do not elect the enhanced death benefit, the death benefit is equal to
(i) your account value (without any negative market value adjustment), or
(ii) the standard death benefit, less any outstanding loan balance (including any accrued, but unpaid loan interest). The standard death benefit is equal to your total contributions, adjusted for withdrawals, including any withdrawal charges and taxes that may apply. If you elect the enhanced death benefit, the death benefit is equal to (i) the account value (without any negative market adjustment that would otherwise apply), or (ii) the enhanced death benefit as of the date of your death, whichever provides the highest amount.

Please see "Death benefit" under "Contract features and benefits" earlier in this prospectus for more detailed information.

The following illustrates the death benefit calculation. Assuming $100,000 is allocated to the variable investment options, no additional contributions, no transfers and no loans or withdrawals, the death benefit for a participant age 45 would be calculated as follows:

-----------------------------------------------------------------------------------
      END OF                                                     ENHANCED DEATH
PARTICIPATION YEAR   ACCOUNT VALUE/(1)/      CONTRIBUTION            BENEFIT
-----------------------------------------------------------------------------------
         1              $105,000/(2)/          $100,000             $100,000
-----------------------------------------------------------------------------------
         2              $115,500/(2)/                               $100,000
-----------------------------------------------------------------------------------
         3              $129,360/(2)/                             $129,360/(2)/
-----------------------------------------------------------------------------------
         4                $103,488                                $129,360/(3)/
-----------------------------------------------------------------------------------
         5                $113,837                                $129,360/(3)/
-----------------------------------------------------------------------------------
         6                $127,497                                $129,360/(3)/
-----------------------------------------------------------------------------------
         7                $127,497                                $129,360/(3)/
-----------------------------------------------------------------------------------
         8              $133,872/(2)/                               $129,360
-----------------------------------------------------------------------------------
         9                $147,259                                $147,259/(4)/
-----------------------------------------------------------------------------------

The account values for participation years 1 through 9 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%,
12.00%, 0.00%, 5.00% and 10.00%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

(1)If the enhanced death benefit was not elected, the death benefit on each participation date anniversary would be equal to the account value, since it is higher than the contribution.

(2)If the enhanced death benefit was elected, at the end of participation years 1, 2, 3 and 8, the death benefit will be equal to the account value. Also in participation year 3, the enhanced death benefit is increased to equal the account value.

(3)At the end of participation years 4, 5, 6 and 7, the death benefit would be equal to the enhanced death benefit since it is higher than the account value. Also, at the end of participation year 6, no adjustment would be made to the enhanced death benefit, since the enhanced death benefit is higher than the account value.

(4)At the end of participation year 9, the enhanced death benefit would be increased to the account value, since the account value on the participation date anniversary is higher than the current enhanced death benefit.

                                     III-1

                      APPENDIX III: DEATH BENEFIT EXAMPLE

Appendix IV: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(R) STRATEGIES (SERIES 900) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

---------------------------------------------------------------------------------------------------------------------------------
 STATE                                 FEATURES AND BENEFITS                  CONTRACT TYPE      AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA                             See "Contract features and             All contract types If you reside in the state of
                                       benefits"--"Your right to cancel                          California and you are age 60
                                       within a certain number of days"                          or older at the time the
                                                                                                 certificate is issued, you may
                                                                                                 return your certificate within
                                                                                                 30 days from the date that you
                                                                                                 receive it and receive a refund
                                                                                                 as described below.

                                                                                                 If you allocate your entire
                                                                                                 initial contribution to the EQ/
                                                                                                 Money Market option, the
                                                                                                 amount of your refund will be
                                                                                                 equal to your contribution less
                                                                                                 interest, unless you make a
                                                                                                 transfer, in which case the
                                                                                                 amount of your refund will be
                                                                                                 equal to your account value on
                                                                                                 the date we receive your
                                                                                                 request to cancel at our
                                                                                                 processing office. This amount
                                                                                                 could be less than your initial
                                                                                                 contribution. If you allocate
                                                                                                 any portion of your initial
                                                                                                 contribution to variable
                                                                                                 investment options other than
                                                                                                 the EQ/Money Market option,
                                                                                                 your refund will be equal to
                                                                                                 your account value on the date
                                                                                                 we receive your request to
                                                                                                 cancel at our processing office.
---------------------------------------------------------------------------------------------------------------------------------
FLORIDA                                See "Your right to cancel within a     All contract types If you reside in the state of
                                       certain number of days" in "Contract                      Florida, you may cancel your
                                       features and benefits"                                    variable annuity contract and
                                                                                                 return it to us within 21 days
                                                                                                 from the date that you receive
                                                                                                 it. You will receive an
                                                                                                 unconditional refund equal to
                                                                                                 the greater of the cash sur-
                                                                                                 render value provided in the
                                                                                                 annuity contract, plus any fees
                                                                                                 or charges deducted from the
                                                                                                 contributions or imposed
                                                                                                 under the contract, or a refund
                                                                                                 of all contributions paid.
---------------------------------------------------------------------------------------------------------------------------------

                                     IV-1

APPENDIX IV: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

----------------------------------------------------------------------------------------------------------------------------
 STATE               FEATURES AND BENEFITS                  CONTRACT TYPE                  AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------------------------------------------------

FLORIDA              See "Withdrawal charge" in "Charges    All contract types             If you are age 65 or older at
(CONTINUED)          and expenses"                                                         the time your certificate is
                                                                                           issued, the applicable
                                                                                           withdrawal charge will not
                                                                                           exceed 10% of the amount
                                                                                           withdrawn. In addition, no
                                                                                           charge will apply after the end
                                                                                           of the 10th participation year
                                                                                           or 10 years after a
                                                                                           contribution is made,
                                                                                           whichever is later.
----------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS        See "Withdrawal Charge" in the         All contract types             Waivers (4), (5), and (6) are
                     "Charges under the contract" section                                  not available.
                     under "Charges and expenses"
----------------------------------------------------------------------------------------------------------------------------
MISSOURI             See "Withdrawal Charge" in the         All contract types             Waiver (4) regarding total
                     "Charges under the contract" section                                  disability is not available.
                     under "Charges and expenses"
----------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE        See "Withdrawal Charge" in the         All contract types             Waiver (6) regarding the
                     "Charges under the contract" section                                  definition of a nursing home
                     under "Charges and expenses"                                          was changed to "(A) A PROVIDER
                                                                                           OF SKILLED NURSING CARE SERVICE",
                                                                                           while it only needs to "PROVIDE
                                                                                           CONTINUOUS ROOM AND BOARD."
----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA         See "Loans" in "Accessing your money"  All contract types             Taking a loan in excess of
                                                                                           Internal Revenue Code limits
                                                                                           may result in adverse tax
                                                                                           consequences. Please consult
                                                                                           your tax adviser before taking
                                                                                           a loan that exceeds the
                                                                                           Internal Revenue Code limits.
----------------------------------------------------------------------------------------------------------------------------
TEXAS                See "Loans" in "Accessing your money"  All contract types             Taking a loan in excess of the
                                                                                           Internal Revenue Code limits
                                                                                           may result in adverse tax
                                                                                           consequences. Please consult
                                                                                           your tax adviser before taking
                                                                                           a loan that exceeds the
                                                                                           Internal Revenue Code limits.
                     See "What are your investment options  For all new and existing TSA   UNAVAILABLE VARIABLE INVESTMENT
                     under the contract" in "Contract       certificate owners (regardless OPTIONS:
                     features and benefits".                of the certificate issue date) The variable investment
                                                            who are employees of public    options that invest in
                                                            school districts and open      portfolios of unaffiliated trusts
                                                            enrollment charter schools     are not available. You may
                                                            (grades K-12), who are         allocate amounts to the
                                                            participants in the TSA plan,  variable investment options
                                                            the providers of which are     that invest in the AXA Tactical
                                                            subject to the 403(b)          Manager Portfolios.
                                                            Certification Rules of the
                                                            Teacher Retirement System of
                                                            the State of Texas, and who
                                                            enroll and contribute to the
                                                            TSA certificate through a
                                                            salary reduction agreement.
----------------------------------------------------------------------------------------------------------------------------

                                     IV-2

APPENDIX IV: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------------------------------------------------------
 STATE               FEATURES AND BENEFITS                  CONTRACT TYPE                       AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------------------------------------
TEXAS                See "Personal Income Benefit" in       For TSA certificate owners who      The Personal Income Benefit
(CONTINUED)          "Contract features and benefits"       are employees of public school      feature is not available.
                                                            districts and open enrollment
                                                            charter schools (grades K-12)
                                                            who are participants in the TSA
                                                            plan, the providers of which are
                                                            subject to the 403(b) Certification
                                                            Rules of the Teacher Retirement
                                                            System of the State of Texas, and
                                                            who enroll and contribute to the
                                                            TSA certificate through a salary
                                                            reduction agreement.
--------------------------------------------------------------------------------------------------------------------------------
VERMONT              See "Loans" in "Accessing your money"  All contract types                  Taking a loan in excess of
                                                                                                Internal Revenue Code limits
                                                                                                may result in adverse tax
                                                                                                consequences. Please consult
                                                                                                your tax adviser before taking
                                                                                                a loan that exceeds the
                                                                                                Internal Revenue Code limits.
--------------------------------------------------------------------------------------------------------------------------------
WASHINGTON           See "Withdrawal Charge" in the         All contract types                  Waiver (6) regarding the
                     "Charges under the contract" section                                       definition of a nursing home is
                     under "Charges and expenses"                                               deleted, and replaced with the
                                                                                                following:
                                                                                                "A nursing home for this
                                                                                                purpose means any home,
                                                                                                place, or institution which
                                                                                                operates or maintains facilities
                                                                                                providing convalescent or
                                                                                                chronic care, or both, for a
                                                                                                period in excess of twenty-four
                                                                                                consecutive hours for three or
                                                                                                more patients not related by
                                                                                                blood or marriage to the
                                                                                                operator, who by reasons of
                                                                                                illness or infirmity, are unable
                                                                                                to properly care for themselves
                                                                                                and as further defined in RCW
                                                                                                18.51.010"
--------------------------------------------------------------------------------------------------------------------------------

                                     IV-3

APPENDIX IV: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Calculation of Annuity Payments                               2

Custodian and Independent Registered Public Accounting Firm   2

Distribution of the Contracts                                 2

Calculating Unit Values                                       3

Condensed Financial Information                               4

Financial Statements                                          20

HOW TO OBTAIN AN EQUI-VEST(R) STRATEGIES (SERIES 900) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call (800) 628-6673 or send this request form to:
  EQUI-VEST(R)
  Employer Sponsored Programs
  Processing Office
  AXA Equitable
  P.O. Box 4956
  Syracuse, NY 13221-4956


----------------------------------------------------------------------------------
Please send me an EQUI-VEST(R) Strategies (Series 900) Statement of
Additional Information dated May 1, 2016
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip


                                                                        #792646

EQUI-VEST(R) Strategies (Series 900)

A group flexible premium deferred variable annuity contract

STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2016




--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R) Strategies (Series 900) dated May 1, 2016. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing our Processing Office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free,
(800) 628-6673, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                               2

             Calculation of annuity payments                     2

             Custodian and independent registered public
               accounting firm                                   2

             Distribution of the contracts                       2

             Calculating unit values                             3

             Condensed financial information                     4

             Financial statements                               20



   EQUI-VEST(R) is a registered service mark of AXA Equitable Life Insurance
                           Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC, 1290
                  Avenue of the Americas, New York, NY 10104


  Copyright 2016 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                                       EV Strategies Series 900

                                                                         #82374

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


CALCULATION OF ANNUITY PAYMENTS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Payout option, you should read the prospectus which contains important information you should know.

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a certificate, their respective annuity unit values, and a net investment factor. The annuity unit values used may vary, although the method of calculating annuity unit values set forth below remains the same. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

..   .00013366 of the net investment factor for a certificate with an assumed base rate of net investment return of 5% a year; or

..   .00009425 of the net investment factor for a certificate with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS


To show how we determine variable annuity payments, assume that the account value on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the certificate would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2015, the annuity payment due in December 2015 would be $95.19 (the number of units (26.74) times $3.56).


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2015 and for each of the two years in the period ended December 31, 2015, and the consolidated financial statements of AXA Equitable at December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $0, $325,380 and $325,380 for each of the years 2015, 2014 and 2013. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $560,399,960 in 2015, $571,445,806 in 2014 and $577,490,356
in 2013. Of these amounts, for each of these three years, AXA Advisors retained $285,764,982, $305,637,317 and $319,941,479, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $490,800,838 in 2015, $516,811,792 in 2014 and $548,888,192 in 2013, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $0 and $16,033,494, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) Strategies may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                              (   _a    )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option as of the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90% and 0.70%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered, if less than ten years ago.


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $107.85 $109.35 $103.61
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       3       4
--------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      -- $104.60 $119.19 $113.99 $126.51 $143.08 $145.18 $138.18
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       2       4       7      10      12      12
--------------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $104.33 $105.90 $101.03
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       1
--------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $ 96.50 $100.55 $ 99.57
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       1       6      11
--------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $119.90 $109.05 $125.86 $164.25 $177.09 $170.04
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $115.50 $110.17 $125.36 $162.66 $181.49 $180.51
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       1       1       2
--------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $123.95 $109.88 $125.70 $171.15 $176.49 $165.98
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $151.47 $159.36 $ 96.03 $121.13 $135.74 $124.42 $140.78 $176.39 $183.05 $178.21
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           5       9      19      70     120     155     191     255     283     301
--------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $103.55 $116.64 $120.67 $118.82
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       3       4       6
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $115.00 $120.57 $106.32 $115.72 $123.01 $124.22 $128.74 $133.12 $135.37 $133.82
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       2       3      12      24      31      37      46      56      58
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $102.93 $112.73 $115.97 $114.40
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       1       1       2
--------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------------------------------------------------------
                                               2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      -- $101.61 $105.11 $106.87 $105.73
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --       1       1       2       1
-----------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $122.77 $128.34 $102.48 $116.20 $125.60 $123.59 $131.51 $143.67 $146.88 $144.61
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              4       7      10      28      50      65      79      96     103     113
-----------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $295.50 $415.87 $175.77 $261.39 $288.71 $250.88 $290.84 $346.90 $349.58 $340.45
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              6       9       9      13      21      27      32      33      33      35
-----------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $139.38 $159.14 $ 86.97 $116.64 $126.25 $103.93 $119.79 $139.51 $129.63 $122.89
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              5       5       6      10      23      28      30      33      46      49
-----------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $111.66 $ 92.90 $107.33 $128.82 $119.43 $115.51
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --       1       1       2       3       3
-----------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $160.43 $175.18 $ 98.96 $127.74 $134.27 $111.55 $129.86 $153.56 $141.26 $135.56
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             14      20      21      36      49      44      46      52      51      50
-----------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $106.56 $109.70 $ 68.05 $ 85.32 $ 96.54 $ 91.62 $104.40 $136.11 $150.56 $149.76
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              1       1       1       3       5       5       5       5       6       6
-----------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $104.93 $120.23 $ 73.59 $ 98.35 $111.55 $106.50 $120.04 $161.06 $177.31 $182.80
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             26      26      24      23      24      28      27      22      75      74
-----------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $147.18 $139.36 $ 78.71 $ 94.08 $105.27 $ 99.31 $114.03 $149.69 $166.49 $158.36
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             18      72      61      63      66      65      59      56      57      53
-----------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $144.61 $141.01 $ 84.45 $113.69 $137.98 $123.85 $145.59 $192.00 $210.96 $201.66
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             16      19      14      31      36      35      35      36      34      33
-----------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $201.66 $212.90 $159.75 $185.70 $202.78 $196.64 $212.01 $237.66 $242.66 $238.35
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             60      67      64     113     166     198     223     203     236     245
-----------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      -- $104.17 $120.66 $125.56 $123.45
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --       3       7      11
-----------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $143.50 $151.29 $102.29 $123.62 $136.66 $128.72 $142.26 $168.88 $173.67 $169.88
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             16      35      59     160     246     297     342     393     417     425
-----------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------------------------------------------------------
                                               2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------------
 AXA SMARTBETA EQUITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      --      --      -- $ 95.76
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      -- $103.50 $119.15 $123.72 $121.85
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --       1       2       3
-----------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $194.31 $225.25 $123.85 $166.93 $220.99 $218.13 $249.86 $342.12 $351.16 $337.88
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             11      12      10      11      13      14      14      14      15      16
-----------------------------------------------------------------------------------------------------------------------------
 AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      --      --      -- $ 97.73
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $104.43 $105.62 $ 71.38 $ 92.33 $101.84 $101.01 $111.34 $126.42 $133.05 $127.85
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --       7       6       8      12      12      11      14      16      20
-----------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $108.37 $ 98.12 $ 64.76 $ 82.29 $101.33 $ 90.80 $105.13 $142.40 $144.12 $133.49
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --       1       2       3       3       2       3       3       3
-----------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      -- $ 95.43 $ 59.69 $ 75.98 $ 83.12 $ 78.72 $ 89.49 $109.34 $114.29 $110.08
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --       1       3       6       8       9      10      12      13      15
-----------------------------------------------------------------------------------------------------------------------------
 AXA/HORIZON SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      --      --      -- $ 87.50
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $117.07 $140.16 $ 93.21 $119.84 $128.52 $131.03 $146.18 $184.38 $197.01 $217.73
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --       1       1       2       5       7       8       8       8       8
-----------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $107.25 $108.03 $ 66.27 $ 82.17 $ 91.15 $ 86.31 $ 97.68 $125.14 $136.04 $131.61
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              1       1       1       2       6       6       6       8       8       8
-----------------------------------------------------------------------------------------------------------------------------
 AXA/PACIFIC GLOBAL SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      --      --      -- $ 80.75
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $107.73 $108.98 $ 63.91 $ 82.36 $ 88.15 $ 80.10 $ 94.73 $119.17 $119.40 $115.20
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              1       1       1       3       7       8       8      11      12      14
-----------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ INTERNATIONAL MODERATE
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      --      --      -- $ 91.75
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------------------------------------------------------
                                               2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $157.99 $161.88 $123.02 $134.01 $141.96 $148.19 $154.67 $151.74 $153.96 $151.59
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              4       5       4       5       8      11      16      16      17      20
-----------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ REAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      --      --      -- $ 86.64
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $133.44 $137.10 $ 78.65 $104.86 $132.65 $110.84 $122.33 $179.16 $172.91 $161.00
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              1       3       2       3       4       5       5       5       5       5
-----------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $215.15 $192.22 $118.36 $148.28 $182.96 $164.97 $190.90 $270.01 $253.90 $218.57
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             10      13      12      12      13      12      11      13      12      11
-----------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $189.64 $194.62 $122.36 $157.97 $175.79 $168.80 $190.08 $259.45 $282.06 $262.33
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              4      12      12      22      40      54      67      75      79      82
-----------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $129.46 $133.03 $ 89.25 $ 98.66 $113.13 $111.67 $130.28 $170.11 $183.20 $178.46
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              1       2       3       8      13      15      17      24      24      23
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $ 93.45 $103.84 $ 56.37 $ 73.12 $ 81.53 $ 81.02 $ 93.73 $124.77 $140.48 $139.88
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              3       3       4       4       5       5       5       7       7       8
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $136.03 $137.03 $ 81.94 $106.74 $122.49 $126.25 $146.89 $191.81 $210.07 $212.16
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             14      25      22      24      23      16      14      14      14      14
-----------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $226.80 $233.16 $130.18 $165.98 $191.06 $190.83 $218.60 $286.97 $318.67 $315.63
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             65      67      57      62      63      58      52      50      47      43
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $118.73 $121.31 $109.47 $111.40 $116.78 $121.28 $123.99 $120.91 $122.72 $122.14
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              4       6       7      13      16      17      22      26      31      35
-----------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      -- $ 94.70 $ 90.88 $ 73.72
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --       1       1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $225.93 $235.57 $146.69 $183.42 $208.43 $210.20 $240.04 $312.84 $350.25 $349.87
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             26      28      27      42      54      58      61      66      70      74
-----------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $117.15 $120.07 $102.54 $118.51 $128.75 $129.31 $134.87 $148.34 $149.42 $151.95
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --       1       3       4       5       6       6       7
-----------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------------------------------------------------------
                                               2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $137.99 $149.46 $102.70 $143.97 $189.25 $180.99 $211.38 $291.41 $297.64 $278.15
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              2       5       8      18      37      54      67      92     103     114
-----------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $100.03 $108.35 $114.34 $115.54 $121.72 $125.93 $129.44 $125.05 $125.03 $119.19
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --       1       5       7      12      19      23      24      25      25
-----------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      -- $101.58 $102.59 $ 98.52
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --       1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $155.73 $165.32 $170.15 $165.19 $171.04 $178.93 $179.04 $174.52 $175.60 $174.77
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              3       3       4       3       3       4       5       5       5       6
-----------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $180.59 $200.46 $ 98.14 $123.91 $129.53 $112.99 $130.18 $156.71 $144.58 $140.22
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             31      36      35      45      47      47      48      50      55      59
-----------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $120.15 $116.08 $ 72.53 $ 92.30 $105.39 $102.37 $120.13 $160.76 $173.52 $161.31
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              1       1       1       2       4       4       5       8      24      28
-----------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $130.93 $128.17 $ 76.49 $100.30 $111.64 $104.85 $120.58 $162.26 $183.92 $178.11
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              1      --      --       1       1       1       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $ 71.34 $ 80.58 $ 50.89 $ 68.69 $ 78.93 $ 80.07 $ 91.03 $119.52 $132.94 $138.15
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              6       9       9      11      14      18      23      27      34      44
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $112.77 $105.13 $ 45.11 $ 53.26 $ 60.50 $ 59.76 $ 69.05 $ 90.04 $100.49 $ 95.17
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              1       1       1      10       6      19      20      32      38      43
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $143.61 $165.37 $ 97.87 $133.11 $151.63 $134.16 $159.14 $179.23 $168.73 $167.54
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              1       2       3       5      16      25      34      40      39      41
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $132.35 $141.69 $ 71.21 $ 96.16 $119.83 $115.90 $134.47 $176.67 $190.82 $183.70
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             19      24      25      43      54      55      57      73      85      98
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $135.41 $140.86 $142.90 $142.03 $140.88 $139.62 $138.36 $137.11 $135.88 $134.65
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             19      26      27      25      23      24      26      27      27      33
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $134.38 $163.01 $ 85.09 $132.45 $173.65 $158.84 $171.19 $235.04 $231.27 $216.60
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              1       3       4      11      27      45      60      67      69      71
-----------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $111.10 $116.38 $ 68.34 $ 93.87 $107.16 $ 97.04 $115.76 $144.92 $146.19 $149.48
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --       1       1       2       6       8       9      15      17      19
-----------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------------------------------------------------------
                                               2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      -- $ 90.99 $ 97.27 $ 94.11
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --       1       5      11
-----------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $ 99.13 $109.51 $104.14 $111.46 $111.38 $110.17 $110.81 $109.90 $108.82 $107.54
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              4       7      15      20      28      27      28      32      33      33
-----------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $169.90 $176.45 $163.80 $172.52 $182.03 $183.03 $186.20 $180.32 $183.88 $182.64
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              4       6       4       8       9       9      10       9      10      11
-----------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $166.44 $161.92 $105.69 $132.11 $164.72 $156.72 $179.44 $244.43 $253.98 $240.19
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              6       7       8      19      26      25      26      31      33      34
-----------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $109.14 $115.97 $ 66.42 $ 93.88 $108.29 $105.23 $124.02 $169.52 $182.51 $199.36
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --       4       4      10      27      45      62      71      72      80
-----------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $133.62 $133.96 $ 79.61 $104.49 $117.08 $112.75 $126.12 $169.40 $192.12 $187.67
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --       1       1       2       2       2       3       4       7
-----------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $ 90.83 $100.21 $ 71.89 $ 99.96 $116.19 $108.38 $129.35 $178.27 $183.38 $184.04
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              3       2       2       3      11      17      20      29      33      34
-----------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $117.74 $113.43 $130.55 $169.42 $187.47 $186.55
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --       1       7      16      27      36      47
-----------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      -- $ 99.78 $116.87 $153.52 $172.35 $154.53
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --       1       5       2       4
-----------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $109.37 $101.10 $128.08 $130.03 $147.34 $143.46
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --       3       7      11      16      23
-----------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      -- $ 95.26 $110.41 $116.82 $117.60 $112.62
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --       3       4       6       7
-----------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      -- $101.13 $115.51 $135.90 $134.79 $130.09
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --       1       2       3       3       5
-----------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $114.82 $106.39 $116.62 $148.47 $153.27 $145.39
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --       1       2       2       3       3
-----------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $124.50 $122.16 $137.59 $186.92 $189.10 $176.64
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------------------------------------------------------
                                               2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $128.73 $115.99 $116.53 $147.53 $130.76 $100.89
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --       2       5       6       9      11
-----------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $106.38 $110.97 $130.46 $142.86 $144.28 $133.68
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --       4      18      35      52      66
-----------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      -- $ 89.94 $101.21 $130.33 $139.32 $130.09
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --       6      14      20      27
-----------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      -- $ 99.95 $104.16 $147.99 $148.99 $150.43
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --       1
-----------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $113.56 $ 92.25 $111.57 $109.19 $103.19 $ 81.75
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --       2      12      23      37      50      69
-----------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $111.32 $108.36 $124.49 $157.46 $157.81 $166.27
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --       1       5      13      21      31      45
-----------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $115.04 $111.25 $131.01 $171.04 $187.65 $185.88
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --       1       1       2       2
-----------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      --      --      -- $191.84
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --       3
-----------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $119.21 $119.39 $135.19 $180.48 $197.47 $216.30
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --       1       3       4       6       8
-----------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $110.95 $117.11 $131.39 $156.53 $174.46 $147.37
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            ---      --      --      --      --       3       7      13      23      27
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $107.97 $119.48 $ 63.29 $ 86.31 $100.86 $ 93.90 $106.27 $144.48 $158.45 $163.29
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             53      52      38      44      50      49      42      18      18      17
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $117.67 $123.90 $125.82 $135.05 $142.14 $149.04 $155.78 $150.75 $154.99 $153.79
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              2       3       3       6      10      13      16      16      17      18
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $111.81 $123.99 $ 69.33 $ 97.40 $122.48 $111.81 $127.92 $177.69 $184.65 $180.20
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              3       4       4       4       6       6       7      10      10      11
-----------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                              ------------------------------------------------------------------------------
                                               2006    2007    2008   2009    2010    2011    2012    2013    2014    2015
----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $142.42 $141.27 $89.64 $128.24 $158.75 $136.35 $155.14 $208.47 $217.62 $203.69
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              2       3      3       5       7       8       9      11      11      10
----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $108.42 $127.01 $66.61 $104.59 $122.00 $115.08 $129.35 $173.81 $195.59 $206.03
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              6       6      5       7      10      10      12      12      13      14
----------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $108.47 $115.27 $79.42 $ 94.68 $103.90 $100.06 $109.93 $124.27 $126.80 $123.26
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --       1      3       6      14      14      16      18      15      17
----------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $109.42 $116.42 $74.97 $ 91.54 $101.54 $ 96.70 $108.15 $127.64 $131.59 $127.75
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      1       5      15      19      22      29      31      36
----------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $110.31 $117.39 $72.08 $ 89.69 $100.20 $ 94.68 $107.07 $129.72 $134.33 $130.41
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --       1      2       4      11      13      15      19      22      24
----------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $111.10 $118.69 $69.01 $ 87.37 $ 98.09 $ 91.83 $105.04 $130.35 $135.35 $131.15
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      1       4       7       9      11      13      16      19
----------------------------------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --     --      --      --      --      --      --      -- $ 91.72
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --     --      --      -- $ 83.18 $ 84.99 $ 92.90 $ 74.25 $ 48.84
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --      --      --       2       6      10      13      17
----------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



-----------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------------------------------------------------------
                                               2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      -- $107.99 $109.71 $104.17
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      -- $104.67 $119.50 $114.52 $127.35 $144.32 $146.74 $139.95
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      -- $104.46 $106.25 $101.57
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      -- $ 96.62 $100.88 $100.10
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --       1
-----------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $119.98 $109.35 $126.46 $165.35 $178.64 $171.87
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $115.58 $110.47 $125.95 $163.76 $183.08 $182.46
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $124.04 $110.17 $126.30 $172.30 $178.03 $167.77
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $152.46 $160.73 $ 97.05 $122.66 $137.73 $126.51 $143.43 $180.07 $187.24 $182.67
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --       2       3       5       6       8       7       9       9
-----------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      -- $103.68 $117.03 $121.32 $119.69
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $115.75 $121.61 $107.45 $117.19 $124.82 $126.30 $131.16 $135.89 $138.47 $137.17
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --       1       1       1       2       1       2
-----------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      -- $103.06 $113.10 $116.59 $115.24
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      -- $101.74 $105.46 $107.44 $106.51
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $123.58 $129.44 $103.57 $117.67 $127.45 $125.66 $133.98 $146.67 $150.24 $148.22
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --       1       2       2       3       3       4       4       4
-----------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------------------------------------------------------
                                               2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $300.59 $423.88 $179.52 $267.50 $296.06 $257.78 $299.45 $357.89 $361.38 $352.65
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              7       6       7       6       7       6       6       6       6       6
-----------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $141.46 $161.85 $ 88.62 $119.10 $129.17 $106.55 $123.06 $143.61 $133.71 $127.01
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --       2       3       3       4       3       5       5
-----------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $111.74 $ 93.15 $107.84 $129.69 $120.48 $116.76
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $162.83 $178.16 $100.84 $130.43 $137.38 $114.36 $133.40 $158.07 $145.70 $140.10
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              6      10      15      22      28      31       5       5       5       5
-----------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $108.15 $111.57 $ 69.35 $ 87.12 $ 98.78 $ 93.93 $107.25 $140.10 $155.29 $154.78
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $106.74 $122.55 $ 75.16 $100.65 $114.39 $109.43 $123.60 $166.16 $183.29 $189.35
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              4       3       2       3       3       3       4       4      13      12
-----------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $149.38 $141.58 $ 80.21 $ 96.07 $107.70 $101.82 $117.14 $154.09 $171.72 $163.67
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              9      13       4       7      10       9      10      10      13      13
-----------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $147.09 $143.72 $ 86.25 $116.35 $141.49 $127.25 $149.90 $198.08 $218.08 $208.89
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              1       1       1       5       6       6       6       6       6       6
-----------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $167.68 $177.39 $133.37 $155.35 $169.97 $165.16 $178.43 $200.42 $205.05 $201.82
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --       3       8      11      10      13      16      16      16
-----------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      -- $104.30 $121.06 $126.23 $124.35
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --       1
-----------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $144.44 $152.59 $103.37 $125.19 $138.67 $130.88 $144.93 $172.40 $177.64 $174.12
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              1       1       2       6       8      11      13      17      17      15
-----------------------------------------------------------------------------------------------------------------------------
 AXA SMARTBETA EQUITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      --      --      -- $ 95.88
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      -- $103.63 $119.54 $124.38 $122.75
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                              ------------------------------------------------------------------------------
                                               2006    2007    2008   2009    2010    2011    2012    2013    2014    2015
----------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $153.88 $178.75 $98.47 $133.00 $176.42 $174.49 $200.28 $274.79 $282.62 $272.48
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      2       3       3       3       3       3       3       3
----------------------------------------------------------------------------------------------------------------------------
 AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --     --      --      --      --      --      --      -- $ 97.85
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $104.50 $105.90 $71.71 $ 92.95 $102.73 $102.10 $112.76 $128.29 $135.30 $130.27
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --       5      4       2       2       2       2       2       2       1
----------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $108.44 $ 98.38 $65.06 $ 82.84 $102.22 $ 91.78 $106.47 $144.51 $146.55 $136.01
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --      --      --      --      --      --       1      --
----------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      -- $ 95.55 $59.88 $ 76.39 $ 83.73 $ 79.45 $ 90.51 $110.81 $116.06 $112.01
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      1      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
 AXA/HORIZON SMALL CAP VALUE
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --     --      --      --      --      --      --      -- $ 87.61
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $117.59 $141.07 $94.01 $121.11 $130.14 $132.95 $148.63 $187.84 $201.11 $222.71
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --       1       1       1       1       1       1       1
----------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $107.32 $108.32 $66.58 $ 82.72 $ 91.95 $ 87.24 $ 98.93 $127.00 $138.34 $134.10
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --       2      1       1       1      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
 AXA/PACIFIC GLOBAL SMALL CAP VALUE
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --     --      --      --      --      --      --      -- $ 80.86
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $107.79 $109.27 $64.21 $ 82.91 $ 88.92 $ 80.96 $ 95.94 $120.94 $121.41 $117.38
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --       1      1       1       1       1       1       1       1       1
----------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM /INTERNATIONAL MODERATE
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --     --      --      --      --      --      --      -- $ 91.87
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $120.25 $123.46 $94.01 $102.61 $108.92 $113.93 $119.15 $117.13 $119.08 $117.49
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      1       1       1       2       2       2       2       2
----------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ REAL ASSETS
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --     --      --      --      --      --      --      -- $ 86.75
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------------------------------------------------------
                                               2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $134.04 $138.00 $ 79.32 $105.97 $134.32 $112.47 $124.38 $182.52 $176.51 $164.68
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --       1       1       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $218.37 $195.49 $120.62 $151.41 $187.20 $169.13 $196.11 $277.93 $261.89 $225.90
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --       1       1       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $197.45 $198.37 $124.97 $161.67 $180.26 $173.44 $195.71 $267.66 $291.58 $271.73
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --       1       4       6       7       9       9       9       9
-----------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $130.03 $133.89 $ 90.01 $ 99.70 $114.56 $113.30 $132.46 $173.30 $187.01 $182.54
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --       1       2       1       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $ 94.85 $105.61 $ 57.45 $ 74.66 $ 83.42 $ 83.06 $ 96.29 $128.44 $144.90 $144.57
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              1       1       1       2       3       3       2       2       2       2
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $138.06 $139.36 $ 83.50 $108.99 $125.33 $129.43 $150.90 $197.44 $216.67 $219.27
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              1       1       1       2       2       2       2       2       2       2
-----------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $159.38 $164.19 $ 91.86 $117.35 $135.36 $135.46 $155.49 $204.53 $227.59 $225.87
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      13      20      22      22      24      22      21      23
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $119.94 $122.80 $111.04 $113.23 $118.93 $123.77 $126.78 $123.89 $125.99 $125.66
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              2       3       4       6       7       8       3       3       3       3
-----------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      -- $ 94.82 $ 91.19 $ 74.11
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $158.58 $165.68 $103.38 $129.53 $147.48 $149.04 $170.53 $222.70 $249.84 $250.07
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --       8      11      14      20      21      17      17      18
-----------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $117.55 $120.71 $103.30 $119.63 $130.22 $131.06 $136.97 $150.95 $152.35 $155.25
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --       1       1       1       1      --       1       1      --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $138.61 $150.43 $103.58 $145.49 $191.63 $183.65 $214.91 $296.87 $303.84 $284.51
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --       2       2       4       5       6       7       8       8       8
-----------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $100.28 $108.84 $115.09 $116.53 $123.01 $127.52 $131.34 $127.15 $127.38 $121.67
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --       2       1       2       3       3       3       3       2
-----------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------------------------------------------------------
                                               2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      -- $101.71 $102.93 $ 99.05
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $144.18 $153.38 $158.17 $153.88 $159.65 $167.34 $167.79 $163.88 $165.23 $164.77
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --       1       1       1       2       1       2       1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $167.52 $186.32 $ 91.40 $115.64 $121.12 $105.87 $122.23 $147.43 $136.30 $132.45
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --       5       5      12       7      10       8       9       8
-----------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $120.55 $116.70 $ 73.07 $ 93.17 $106.60 $103.75 $122.00 $163.59 $176.93 $164.81
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --       1       1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $134.65 $132.08 $ 78.99 $103.78 $115.75 $108.93 $125.53 $169.26 $192.24 $186.53
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --       1       1      --       1      --       1       1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $ 72.40 $ 81.95 $ 51.86 $ 70.14 $ 80.76 $ 82.09 $ 93.51 $123.03 $137.12 $142.78
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --       1       2       2       2       3       3
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $113.05 $105.61 $ 45.40 $ 53.72 $ 61.14 $ 60.51 $ 70.06 $ 91.55 $102.38 $ 97.16
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --       1       1       2       2       2
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $144.09 $166.26 $ 98.60 $134.37 $153.37 $135.98 $161.62 $182.39 $172.04 $171.18
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --       1       2       3       3       4       3       3
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $134.05 $143.79 $ 72.41 $ 97.99 $122.35 $118.58 $137.85 $181.48 $196.41 $189.46
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              5       9      12      22      30      33       7       9       9       9
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $116.79 $134.00 $136.21 $135.65 $134.83 $133.89 $132.95 $132.02 $131.10 $130.18
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --       1      12      --       1       1       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $134.83 $163.89 $ 85.72 $133.70 $175.64 $160.99 $173.86 $239.18 $235.82 $221.30
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --       2       2       4       3       4       4       4
-----------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $111.10 $116.68 $ 68.66 $ 94.50 $108.09 $ 98.09 $117.24 $147.07 $148.66 $152.31
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --       1       1       3       3       2       2       2
-----------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      -- $ 91.11 $ 97.59 $ 94.62
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --       1
-----------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------------------------------------------------------
                                               2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $105.91 $110.10 $104.91 $112.51 $112.66 $111.66 $112.53 $111.84 $110.96 $109.88
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --       1       3       5       5       6       6       6       6
-----------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $152.43 $158.62 $147.55 $155.71 $164.63 $165.87 $169.08 $164.07 $167.65 $166.85
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --       1       1       2       2       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $168.15 $163.91 $107.21 $134.28 $167.76 $159.93 $183.49 $250.45 $260.75 $247.10
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              4       7      10      16      23      24       4       4       4       4
-----------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $109.62 $116.72 $ 66.99 $ 94.88 $109.66 $106.77 $126.10 $172.70 $186.31 $203.92
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --       5       7      11      16      18       4       4       6       5
-----------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $134.22 $134.84 $ 80.29 $105.59 $118.55 $114.40 $128.23 $172.57 $196.12 $191.97
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --       2      --      --      --      --       2       3
-----------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $ 92.19 $101.91 $ 73.26 $102.07 $118.88 $111.11 $132.88 $183.51 $189.14 $190.20
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --       1       3       4       5       6       6       6       6
-----------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $117.81 $113.73 $131.17 $170.56 $189.11 $188.56
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      -- $100.12 $117.50 $154.67 $173.99 $156.32
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $109.44 $101.37 $128.69 $130.90 $148.63 $145.01
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --       5       1       2       1
-----------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      -- $ 95.38 $110.78 $117.44 $118.47 $113.67
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --       1       1
-----------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      -- $101.48 $116.14 $136.91 $136.07 $131.59
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $114.89 $106.67 $117.17 $149.47 $154.61 $146.96
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $124.58 $122.49 $138.24 $188.18 $190.76 $178.55
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------------------------------------------------------
                                               2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $128.82 $116.30 $117.08 $148.53 $131.91 $101.98
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --       1      --      --      --       3
-----------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $106.45 $111.26 $131.08 $143.83 $145.54 $135.12
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --       1       2       2       2
-----------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      -- $ 90.05 $101.55 $131.02 $140.34 $131.31
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --              --       1       1       2
-----------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      -- $100.29 $104.73 $149.09 $150.41 $152.17
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $113.64 $ 92.49 $112.10 $109.93 $104.10 $ 82.64
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --       3       5       4       6       7
-----------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $111.39 $108.65 $125.07 $158.52 $159.19 $168.07
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --       1       3       4       5
-----------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $115.12 $111.55 $131.63 $172.19 $189.30 $187.88
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      --      --      -- $193.91
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $119.29 $119.71 $135.82 $181.70 $199.20 $218.64
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --       2       2       2       5
-----------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $111.03 $117.43 $132.01 $157.58 $175.98 $148.96
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --       2      --       1       1       1
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $ 86.97 $ 96.44 $ 51.19 $ 69.95 $ 81.90 $ 76.41 $ 86.65 $118.05 $129.73 $133.96
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      11      17      19      15      13      12       9       9
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $118.85 $125.41 $111.82 $120.27 $126.83 $133.26 $139.57 $135.33 $139.42 $138.62
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $112.94 $125.50 $ 70.31 $ 98.99 $124.72 $114.08 $130.78 $182.04 $189.55 $185.36
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --       1       1       1       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDING DECEMBER 31,
                                             ------------------------------------------------------------------------------
                                              2006    2007    2008   2009    2010    2011    2012    2013    2014    2015
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $143.86 $142.98 $79.43 $113.87 $141.24 $121.55 $138.58 $186.59 $195.18 $183.05
---------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --     --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $109.51 $128.56 $67.55 $106.29 $124.23 $117.42 $132.25 $178.07 $200.78 $211.92
---------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            10       8      5       2       3       3       7       1       1       2
---------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $108.53 $115.58 $79.79 $ 95.32 $104.80 $101.14 $111.34 $126.12 $128.94 $125.59
---------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --     --      --       1       1       1      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $109.49 $116.73 $75.33 $ 92.15 $102.43 $ 97.74 $109.53 $129.54 $133.82 $130.17
---------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --     --       2       3       3       4       4       3       3
---------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $110.38 $117.70 $72.42 $ 90.29 $101.07 $ 95.70 $108.44 $131.65 $136.60 $132.89
---------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --     --      --       1       2       1       2       2       2
---------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $111.17 $119.00 $69.33 $ 87.96 $ 98.94 $ 92.82 $106.39 $132.29 $137.64 $133.63
---------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --     --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                     --      --     --      --      --      --      --      --      -- $ 91.83
---------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --     --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                     --      --     --      --      -- $ 83.28 $ 85.27 $ 93.39 $ 74.80 $ 49.30
---------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --     --      --      --      --      --      --       1       1
---------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts and certificates.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...............
                                                                         FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2015............   FSA-3
   Statements of Operations for the Year Ended December 31, 2015......  FSA-46
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2015 and 2014.......................................  FSA-64
   Notes to Financial Statements...................................... FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm                  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2015 and 2014.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2015, 2014 and 2013................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2015, 2014 and 2013................................... F-4
   Consolidated Statements of Equity, Years Ended December 31, 2015,
     2014 and 2013...................................................... F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2015, 2014 and 2013................................................ F-6
   Notes to Consolidated Financial Statements........................... F-8

                                  FSA-1  #57957

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account A of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2015 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 18, 2016

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

                                                                               AMERICAN CENTURY   AMERICAN FUNDS      AXA 400
                              ALL ASSET        ALL ASSET    ALL ASSET MODERATE    VP MID CAP    INSURANCE SERIES(R)   MANAGED
                          AGGRESSIVE-ALT 25* GROWTH-ALT 20*   GROWTH-ALT 15*      VALUE FUND       BOND FUND/SM/    VOLATILITY*
                          ------------------ -------------- ------------------ ---------------- ------------------- -----------
ASSETS:
Investments in shares of
 the Portfolios, at fair
 value...................     $8,033,867      $52,828,026       $5,511,557       $24,826,475        $24,489,949     $7,382,641
Receivable for shares of
 the Portfolios sold.....             --               --               --                --             38,995         12,752
Receivable for
 policy-related
 transactions............         10,101           25,763            9,937            42,574                 --             --
                              ----------      -----------       ----------       -----------        -----------     ----------
   Total assets..........      8,043,968       52,853,789        5,521,494        24,869,049         24,528,944      7,395,393
                              ----------      -----------       ----------       -----------        -----------     ----------

LIABILITIES:
Payable for shares of
 the Portfolios purchased         10,101           25,763            9,924            42,486                 --             --
Payable for
 policy-related
 transactions............             --               --               --                --             38,611         12,752
                              ----------      -----------       ----------       -----------        -----------     ----------
   Total liabilities.....         10,101           25,763            9,924            42,486             38,611         12,752
                              ----------      -----------       ----------       -----------        -----------     ----------
NET ASSETS...............     $8,033,867      $52,828,026       $5,511,570       $24,826,563        $24,490,333     $7,382,641
                              ==========      ===========       ==========       ===========        ===========     ==========

NET ASSETS:
Accumulation unit values.     $8,033,619      $52,827,718       $5,511,570       $24,826,563        $24,490,333     $7,382,273
Retained by AXA
 Equitable in Separate
 Account A...............            248              308               --                --                 --            368
                              ----------      -----------       ----------       -----------        -----------     ----------
TOTAL NET ASSETS.........     $8,033,867      $52,828,026       $5,511,570       $24,826,563        $24,490,333     $7,382,641
                              ==========      ===========       ==========       ===========        ===========     ==========

Investments in shares of
 the Portfolios, at cost.     $8,659,700      $56,832,497       $5,881,460       $24,912,080        $25,393,948     $7,792,199
The Portfolios shares
 held
   Class B...............        723,600        2,954,620          527,579                --                 --        393,672
   Class 4...............             --               --               --                --          2,308,195             --
   Class II..............             --               --               --         1,349,265                 --             --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        AXA 500 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE AXA BALANCED
                                                          VOLATILITY*     VOLATILITY*     ALLOCATION*    STRATEGY*
                                                        --------------- ---------------- -------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $14,631,638      $4,016,281     $567,405,984  $109,031,875
Receivable for shares of the Portfolios sold...........            --              --           43,449            --
Receivable for policy-related transactions.............        69,978           4,989               --        32,359
                                                          -----------      ----------     ------------  ------------
   Total assets........................................    14,701,616       4,021,270      567,449,433   109,064,234
                                                          -----------      ----------     ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        69,867           4,989               --        32,359
Payable for policy-related transactions................            --              --           43,449            --
                                                          -----------      ----------     ------------  ------------
   Total liabilities...................................        69,867           4,989           43,449        32,359
                                                          -----------      ----------     ------------  ------------
NET ASSETS.............................................   $14,631,749      $4,016,281     $567,405,984  $109,031,875
                                                          ===========      ==========     ============  ============

NET ASSETS:
Accumulation unit values...............................   $14,631,749      $4,015,928     $567,395,624  $109,030,065
Retained by AXA Equitable in Separate Account A........            --             353           10,360         1,810
                                                          -----------      ----------     ------------  ------------
TOTAL NET ASSETS.......................................   $14,631,749      $4,016,281     $567,405,984  $109,031,875
                                                          ===========      ==========     ============  ============

Investments in shares of the Portfolios, at cost.......   $14,342,247      $4,358,116     $590,283,279  $105,365,157
The Portfolios shares held
   Class A.............................................            --              --               --        13,733
   Class B.............................................       781,503         235,993       55,378,864     7,881,739

                                                                         AXA CONSERVATIVE
                                                        AXA CONSERVATIVE      GROWTH
                                                          ALLOCATION*       STRATEGY*
                                                        ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $113,615,991     $22,059,274
Receivable for shares of the Portfolios sold...........             --           7,759
Receivable for policy-related transactions.............         37,044              --
                                                          ------------     -----------
   Total assets........................................    113,653,035      22,067,033
                                                          ------------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         37,044              --
Payable for policy-related transactions................             --           7,759
                                                          ------------     -----------
   Total liabilities...................................         37,044           7,759
                                                          ------------     -----------
NET ASSETS.............................................   $113,615,991     $22,059,274
                                                          ============     ===========

NET ASSETS:
Accumulation unit values...............................   $113,612,959     $22,059,226
Retained by AXA Equitable in Separate Account A........          3,032              48
                                                          ------------     -----------
TOTAL NET ASSETS.......................................   $113,615,991     $22,059,274
                                                          ============     ===========

Investments in shares of the Portfolios, at cost.......   $118,375,073     $21,872,572
The Portfolios shares held
   Class A.............................................             --              --
   Class B.............................................     12,228,825       1,677,207

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        AXA CONSERVATIVE AXA CONSERVATIVE-  AXA GLOBAL EQUITY  AXA GROWTH
                                                           STRATEGY*     PLUS ALLOCATION*  MANAGED VOLATILITY* STRATEGY*
                                                        ---------------- ----------------- ------------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $8,166,364      $202,534,879       $364,007,885     $1,292,097
Receivable for shares of the Portfolios sold...........        38,563                --                 --             41
Receivable for policy-related transactions.............            --            25,634             33,827             --
                                                           ----------      ------------       ------------     ----------
   Total assets........................................     8,204,927       202,560,513        364,041,712      1,292,138
                                                           ----------      ------------       ------------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --            25,634             33,827             --
Payable for policy-related transactions................        38,496                --                 --              4
                                                           ----------      ------------       ------------     ----------
   Total liabilities...................................        38,496            25,634             33,827              4
                                                           ----------      ------------       ------------     ----------
NET ASSETS.............................................    $8,166,431      $202,534,879       $364,007,885     $1,292,134
                                                           ==========      ============       ============     ==========

NET ASSETS:
Accumulation unit values...............................    $8,166,431      $202,513,220       $363,974,856     $1,292,134
Retained by AXA Equitable in Separate Account A........            --            21,659             33,029             --
                                                           ----------      ------------       ------------     ----------
TOTAL NET ASSETS.......................................    $8,166,431      $202,534,879       $364,007,885     $1,292,134
                                                           ==========      ============       ============     ==========

Investments in shares of the Portfolios, at cost.......    $8,146,186      $211,534,928       $316,450,035     $1,044,796
The Portfolios shares held
   Class A.............................................            --                --                 --         83,737
   Class B.............................................       696,815        21,398,628         25,173,690             --

                                                        AXA INTERNATIONAL AXA INTERNATIONAL
                                                          CORE MANAGED         MANAGED
                                                           VOLATILITY*       VOLATILITY*
                                                        ----------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $159,229,186       $8,447,192
Receivable for shares of the Portfolios sold...........             --               83
Receivable for policy-related transactions.............         19,573               --
                                                          ------------       ----------
   Total assets........................................    159,248,759        8,447,275
                                                          ------------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         19,573               --
Payable for policy-related transactions................             --               83
                                                          ------------       ----------
   Total liabilities...................................         19,573               83
                                                          ------------       ----------
NET ASSETS.............................................   $159,229,186       $8,447,192
                                                          ============       ==========

NET ASSETS:
Accumulation unit values...............................   $159,218,303       $8,445,988
Retained by AXA Equitable in Separate Account A........         10,883            1,204
                                                          ------------       ----------
TOTAL NET ASSETS.......................................   $159,229,186       $8,447,192
                                                          ============       ==========

Investments in shares of the Portfolios, at cost.......   $161,066,327       $9,340,781
The Portfolios shares held
   Class A.............................................             --               --
   Class B.............................................     17,450,218          727,877

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA INTERNATIONAL AXA LARGE CAP AXA LARGE CAP  AXA LARGE CAP
                                                          VALUE MANAGED   CORE MANAGED  GROWTH MANAGED VALUE MANAGED
                                                           VOLATILITY*     VOLATILITY*   VOLATILITY*    VOLATILITY*
                                                        ----------------- ------------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $180,173,574     $29,460,723   $652,082,312  $811,270,090
Receivable for shares of the Portfolios sold...........         12,810           5,260         56,350            --
Receivable for policy-related transactions.............             --              --             --        36,539
                                                          ------------     -----------   ------------  ------------
   Total assets........................................    180,186,384      29,465,983    652,138,662   811,306,629
                                                          ------------     -----------   ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --              --             --        36,539
Payable for policy-related transactions................         12,810           5,260         56,350            --
                                                          ------------     -----------   ------------  ------------
   Total liabilities...................................         12,810           5,260         56,350        36,539
                                                          ------------     -----------   ------------  ------------
NET ASSETS.............................................   $180,173,574     $29,460,723   $652,082,312  $811,270,090
                                                          ============     ===========   ============  ============

NET ASSETS:
Accumulation unit values...............................   $180,159,279     $29,443,321   $652,035,235  $807,583,685
Contracts in payout (annuitization) period.............             --              --             --     3,254,258
Retained by AXA Equitable in Separate Account A........         14,295          17,402         47,077       432,147
                                                          ------------     -----------   ------------  ------------
TOTAL NET ASSETS.......................................   $180,173,574     $29,460,723   $652,082,312  $811,270,090
                                                          ============     ===========   ============  ============

Investments in shares of the Portfolios, at cost.......   $175,854,568     $23,849,792   $427,772,523  $553,498,433
The Portfolios shares held
   Class A.............................................             --              --             --    48,113,080
   Class B.............................................     15,650,883       3,251,908     24,339,983     6,244,483

                                                         AXA MID CAP VALUE   AXA MODERATE
                                                        MANAGED VOLATILITY*  ALLOCATION*
                                                        ------------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $467,193,849     $1,613,650,791
Receivable for shares of the Portfolios sold...........              --                 --
Receivable for policy-related transactions.............           2,533            234,809
                                                           ------------     --------------
   Total assets........................................     467,196,382      1,613,885,600
                                                           ------------     --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           2,533            133,675
Payable for policy-related transactions................              --                 --
                                                           ------------     --------------
   Total liabilities...................................           2,533            133,675
                                                           ------------     --------------
NET ASSETS.............................................    $467,193,849     $1,613,751,925
                                                           ============     ==============

NET ASSETS:
Accumulation unit values...............................    $467,179,337     $1,607,867,200
Contracts in payout (annuitization) period.............              --          5,824,709
Retained by AXA Equitable in Separate Account A........          14,512             60,016
                                                           ------------     --------------
TOTAL NET ASSETS.......................................    $467,193,849     $1,613,751,925
                                                           ============     ==============

Investments in shares of the Portfolios, at cost.......    $310,876,477     $1,724,929,761
The Portfolios shares held
   Class A.............................................              --         87,166,793
   Class B.............................................      31,961,344         33,254,430

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA MODERATE                                 AXA/AB DYNAMIC
                                                           GROWTH    AXA MODERATE-PLUS AXA SMARTBETA    MODERATE
                                                         STRATEGY*      ALLOCATION*       EQUITY*       GROWTH*
                                                        ------------ ----------------- ------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $37,075,331   $1,044,178,213      $73,958     $14,424,481
Receivable for shares of the Portfolios sold...........          --               --           --              --
Receivable for policy-related transactions.............      39,994           93,929            7           5,931
                                                        -----------   --------------      -------     -----------
   Total assets........................................  37,115,325    1,044,272,142       73,965      14,430,412
                                                        -----------   --------------      -------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      39,994           93,929            5           5,872
Payable for policy-related transactions................          --               --           --              --
                                                        -----------   --------------      -------     -----------
   Total liabilities...................................      39,994           93,929            5           5,872
                                                        -----------   --------------      -------     -----------
NET ASSETS............................................. $37,075,331   $1,044,178,213      $73,960     $14,424,540
                                                        ===========   ==============      =======     ===========

NET ASSETS:
Accumulation unit values............................... $37,072,680   $1,044,144,957      $73,960     $14,424,540
Contracts in payout (annuitization) period.............          --               --           --              --
Retained by AXA Equitable in Separate Account A........       2,651           33,256           --              --
                                                        -----------   --------------      -------     -----------
TOTAL NET ASSETS....................................... $37,075,331   $1,044,178,213      $73,960     $14,424,540
                                                        ===========   ==============      =======     ===========

Investments in shares of the Portfolios, at cost....... $38,013,643   $1,074,452,300      $75,973     $14,644,148
The Portfolios shares held
   Class A.............................................          --               --           --              --
   Class B.............................................   2,490,760      100,564,085        6,931       1,239,719

                                                                         AXA/DOUBLELINE
                                                        AXA/AB SMALL CAP  OPPORTUNISTIC
                                                            GROWTH*      CORE PLUS BOND*
                                                        ---------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $333,718,204      $678,013
Receivable for shares of the Portfolios sold...........         23,968            --
Receivable for policy-related transactions.............             --         1,024
                                                          ------------      --------
   Total assets........................................    333,742,172       679,037
                                                          ------------      --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --         1,012
Payable for policy-related transactions................         23,968            --
                                                          ------------      --------
   Total liabilities...................................         23,968         1,012
                                                          ------------      --------
NET ASSETS.............................................   $333,718,204      $678,025
                                                          ============      ========

NET ASSETS:
Accumulation unit values...............................   $331,559,324      $678,025
Contracts in payout (annuitization) period.............      2,148,554            --
Retained by AXA Equitable in Separate Account A........         10,326            --
                                                          ------------      --------
TOTAL NET ASSETS.......................................   $333,718,204      $678,025
                                                          ============      ========

Investments in shares of the Portfolios, at cost.......   $338,682,780      $697,094
The Portfolios shares held
   Class A.............................................     16,165,178            --
   Class B.............................................      3,433,356        70,558

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         AXA/FRANKLIN     AXA/FRANKLIN
                                                          AXA/FRANKLIN     SMALL CAP       TEMPLETON
                                                        BALANCED MANAGED VALUE MANAGED ALLOCATION MANAGED   AXA/HORIZON
                                                          VOLATILITY*     VOLATILITY*     VOLATILITY*     SMALL CAP VALUE*
                                                        ---------------- ------------- ------------------ ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $87,442,450     $16,277,062     $69,225,031         $76,359
Receivable for shares of the Portfolios sold...........            --              --          14,749              --
Receivable for policy-related transactions.............         2,651           3,479              --              54
                                                          -----------     -----------     -----------         -------
   Total assets........................................    87,445,101      16,280,541      69,239,780          76,413
                                                          -----------     -----------     -----------         -------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         2,651           3,479              --              53
Payable for policy-related transactions................            --              --          14,749              --
                                                          -----------     -----------     -----------         -------
   Total liabilities...................................         2,651           3,479          14,749              53
                                                          -----------     -----------     -----------         -------
NET ASSETS.............................................   $87,442,450     $16,277,062     $69,225,031         $76,360
                                                          ===========     ===========     ===========         =======

NET ASSETS:
Accumulation unit values...............................   $87,421,836     $16,276,263     $69,206,090         $76,360
Retained by AXA Equitable in Separate Account A........        20,614             799          18,941              --
                                                          -----------     -----------     -----------         -------
TOTAL NET ASSETS.......................................   $87,442,450     $16,277,062     $69,225,031         $76,360
                                                          ===========     ===========     ===========         =======

Investments in shares of the Portfolios, at cost.......   $85,916,684     $14,558,379     $63,689,152         $83,063
The Portfolios shares held
   Class B.............................................     8,921,539       1,168,749       6,995,069           8,932

                                                                           AXA/MUTUAL
                                                          AXA/LOOMIS    LARGE CAP EQUITY
                                                        SAYLES GROWTH* MANAGED VOLATILITY*
                                                        -------------- -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $45,981,856       $25,867,071
Receivable for shares of the Portfolios sold...........        2,866             4,203
Receivable for policy-related transactions.............           --                --
                                                         -----------       -----------
   Total assets........................................   45,984,722        25,871,274
                                                         -----------       -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --                --
Payable for policy-related transactions................        2,866             4,203
                                                         -----------       -----------
   Total liabilities...................................        2,866             4,203
                                                         -----------       -----------
NET ASSETS.............................................  $45,981,856       $25,867,071
                                                         ===========       ===========

NET ASSETS:
Accumulation unit values...............................  $45,978,547       $25,858,718
Retained by AXA Equitable in Separate Account A........        3,309             8,353
                                                         -----------       -----------
TOTAL NET ASSETS.......................................  $45,981,856       $25,867,071
                                                         ===========       ===========

Investments in shares of the Portfolios, at cost.......  $47,784,472       $20,378,831
The Portfolios shares held
   Class B.............................................    7,322,384         2,082,343

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         AXA/TEMPLETON
                                                          AXA/PACIFIC    GLOBAL EQUITY   CHARTER/SM    CHARTER/SM   CHARTER/SM
                                                        GLOBAL SMALL CAP    MANAGED    /INTERNATIONAL /MULTI-SECTOR   /REAL
                                                             VALUE*       VOLATILITY*    MODERATE*        BOND*      ASSETS*
                                                        ---------------- ------------- -------------- ------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $121,096      $44,180,968     $23,012     $ 92,099,429   $12,648
Receivable for shares of the Portfolios sold...........           --               --          --            5,834        --
Receivable for policy-related transactions.............           49            9,745          --               --        17
                                                            --------      -----------     -------     ------------   -------
   Total assets........................................      121,145       44,190,713      23,012       92,105,263    12,665
                                                            --------      -----------     -------     ------------   -------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           47            9,745          --               --        17
Payable for policy-related transactions................           --               --          --            5,834        --
                                                            --------      -----------     -------     ------------   -------
   Total liabilities...................................           47            9,745          --            5,834        17
                                                            --------      -----------     -------     ------------   -------
NET ASSETS.............................................     $121,098      $44,180,968     $23,012     $ 92,099,429   $12,648
                                                            ========      ===========     =======     ============   =======

NET ASSETS:
Accumulation unit values...............................     $121,098      $44,161,755     $23,012     $ 91,653,484   $12,648
Contracts in payout (annuitization) period.............           --               --          --          318,712        --
Retained by AXA Equitable in Separate Account A........           --           19,213          --          127,233        --
                                                            --------      -----------     -------     ------------   -------
TOTAL NET ASSETS.......................................     $121,098      $44,180,968     $23,012     $ 92,099,429   $12,648
                                                            ========      ===========     =======     ============   =======

Investments in shares of the Portfolios, at cost.......     $138,010      $39,660,454     $23,984     $103,854,765   $13,152
The Portfolios shares held
   Class A.............................................           --               --          --       17,499,193        --
   Class B.............................................       16,913        3,950,565       2,599        7,035,691     1,539

                                                        CHARTER/SM
                                                        /SMALL CAP
                                                         GROWTH*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $40,574,884
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............       4,596
                                                        -----------
   Total assets........................................  40,579,480
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       4,596
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................       4,596
                                                        -----------
NET ASSETS............................................. $40,574,884
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $40,398,193
Contracts in payout (annuitization) period.............          --
Retained by AXA Equitable in Separate Account A........     176,691
                                                        -----------
TOTAL NET ASSETS....................................... $40,574,884
                                                        ===========

Investments in shares of the Portfolios, at cost....... $37,338,453
The Portfolios shares held
   Class A.............................................          --
   Class B.............................................   3,630,026

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         CHARTER/SM  EQ/BLACKROCK    EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                                         /SMALL CAP  BASIC VALUE  ADVISORS EQUITY   SOCIALLY     GUARDIAN
                                                           VALUE*      EQUITY*        INCOME*     RESPONSIBLE*  RESEARCH*
                                                        ------------ ------------ --------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $101,915,691 $648,719,037  $102,243,891   $43,216,640  $193,621,226
Receivable for shares of the Portfolios sold...........           --           --            --            --       134,774
Receivable for policy-related transactions.............       13,917       98,691        92,009        25,658            --
                                                        ------------ ------------  ------------   -----------  ------------
   Total assets........................................  101,929,608  648,817,728   102,335,900    43,242,298   193,756,000
                                                        ------------ ------------  ------------   -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       13,917       98,691        92,009        25,658            --
Payable for policy-related transactions................           --           --            --            --       134,774
                                                        ------------ ------------  ------------   -----------  ------------
   Total liabilities...................................       13,917       98,691        92,009        25,658       134,774
                                                        ------------ ------------  ------------   -----------  ------------
NET ASSETS............................................. $101,915,691 $648,719,037  $102,243,891   $43,216,640  $193,621,226
                                                        ============ ============  ============   ===========  ============

NET ASSETS:
Accumulation unit values............................... $101,764,686 $648,716,209  $102,238,939   $43,199,450  $193,582,979
Contracts in payout (annuitization) period.............           --           --            --            --            --
Retained by AXA Equitable in Separate Account A........      151,005        2,828         4,952        17,190        38,247
                                                        ------------ ------------  ------------   -----------  ------------
TOTAL NET ASSETS....................................... $101,915,691 $648,719,037  $102,243,891   $43,216,640  $193,621,226
                                                        ============ ============  ============   ===========  ============

Investments in shares of the Portfolios, at cost....... $ 88,104,037 $542,282,619  $111,122,166   $37,684,124  $123,140,188
The Portfolios shares held
   Class A.............................................           --           --            --            --            --
   Class B.............................................    7,699,149   32,512,481    17,593,226     3,950,115     9,177,786

                                                          EQ/COMMON
                                                            STOCK
                                                           INDEX*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $2,179,672,331
Receivable for shares of the Portfolios sold...........             --
Receivable for policy-related transactions.............         37,568
                                                        --------------
   Total assets........................................  2,179,709,899
                                                        --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         43,961
Payable for policy-related transactions................             --
                                                        --------------
   Total liabilities...................................         43,961
                                                        --------------
NET ASSETS............................................. $2,179,665,938
                                                        ==============

NET ASSETS:
Accumulation unit values............................... $2,166,756,381
Contracts in payout (annuitization) period.............     12,807,988
Retained by AXA Equitable in Separate Account A........        101,569
                                                        --------------
TOTAL NET ASSETS....................................... $2,179,665,938
                                                        ==============

Investments in shares of the Portfolios, at cost....... $1,559,766,669
The Portfolios shares held
   Class A.............................................     79,209,466
   Class B.............................................      5,054,506

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                          EQ/CORE    EQ/EMERGING                   EQ/GAMCO      EQ/GAMCO
                                                           BOND        MARKETS    EQ/EQUITY 500   MERGERS AND  SMALL COMPANY
                                                          INDEX*     EQUITY PLUS*    INDEX*      ACQUISITIONS*    VALUE*
                                                        ------------ ------------ -------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $110,941,196  $3,973,731  $1,173,146,319  $18,287,941  $692,319,810
Receivable for shares of the Portfolios sold...........      233,365          --          68,561       68,675            --
Receivable for policy-related transactions.............           --      43,465              --           --       201,524
                                                        ------------  ----------  --------------  -----------  ------------
   Total assets........................................  111,174,561   4,017,196   1,173,214,880   18,356,616   692,521,334
                                                        ------------  ----------  --------------  -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --      43,465              --           --       201,524
Payable for policy-related transactions................      233,365          --          68,561       68,675            --
                                                        ------------  ----------  --------------  -----------  ------------
   Total liabilities...................................      233,365      43,465          68,561       68,675       201,524
                                                        ------------  ----------  --------------  -----------  ------------
NET ASSETS............................................. $110,941,196  $3,973,731  $1,173,146,319  $18,287,941  $692,319,810
                                                        ============  ==========  ==============  ===========  ============

NET ASSETS:
Accumulation unit values............................... $110,934,182  $3,973,727  $1,169,123,792  $18,277,330  $692,281,259
Contracts in payout (annuitization) period.............           --          --       3,816,320           --            --
Retained by AXA Equitable in Separate Account A........        7,014           4         206,207       10,611        38,551
                                                        ------------  ----------  --------------  -----------  ------------
TOTAL NET ASSETS....................................... $110,941,196  $3,973,731  $1,173,146,319  $18,287,941  $692,319,810
                                                        ============  ==========  ==============  ===========  ============

Investments in shares of the Portfolios, at cost....... $112,729,646  $4,854,393  $  925,680,552  $18,682,805  $675,828,226
The Portfolios shares held
   Class A.............................................           --          --      26,902,586           --            --
   Class B.............................................   11,225,878     540,077       7,150,160    1,452,701    14,031,279

                                                         EQ/GLOBAL
                                                           BOND
                                                           PLUS*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $59,634,025
Receivable for shares of the Portfolios sold...........      34,518
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  59,668,543
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................      34,518
                                                        -----------
   Total liabilities...................................      34,518
                                                        -----------
NET ASSETS............................................. $59,634,025
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $59,622,385
Contracts in payout (annuitization) period.............          --
Retained by AXA Equitable in Separate Account A........      11,640
                                                        -----------
TOTAL NET ASSETS....................................... $59,634,025
                                                        ===========

Investments in shares of the Portfolios, at cost....... $65,255,209
The Portfolios shares held
   Class A.............................................          --
   Class B.............................................   6,749,720

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         EQ/HIGH   EQ/INTERMEDIATE                                EQ/JPMORGAN
                                                          YIELD      GOVERNMENT    EQ/INTERNATIONAL  EQ/INVESCO      VALUE
                                                          BOND*         BOND*       EQUITY INDEX*    COMSTOCK*   OPPORTUNITIES*
                                                        ---------- --------------- ---------------- ------------ --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $5,403,523   $60,771,026     $362,666,704   $109,974,344  $69,695,470
Receivable for shares of the Portfolios sold...........         --        27,728           34,486         22,523           --
Receivable for policy-related transactions.............      2,227            --               --             --       16,658
                                                        ----------   -----------     ------------   ------------  -----------
   Total assets........................................  5,405,750    60,798,754      362,701,190    109,996,867   69,712,128
                                                        ----------   -----------     ------------   ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      2,227            --               --             --       16,658
Payable for policy-related transactions................         --        27,665           34,486         22,523           --
                                                        ----------   -----------     ------------   ------------  -----------
   Total liabilities...................................      2,227        27,665           34,486         22,523       16,658
                                                        ----------   -----------     ------------   ------------  -----------
NET ASSETS............................................. $5,403,523   $60,771,089     $362,666,704   $109,974,344  $69,695,470
                                                        ==========   ===========     ============   ============  ===========

NET ASSETS:
Accumulation unit values............................... $5,403,493   $60,419,009     $361,290,936   $109,962,954  $69,658,974
Contracts in payout (annuitization) period.............         --       316,160        1,301,401             --           --
Retained by AXA Equitable in Separate Account A........         30        35,920           74,367         11,390       36,496
                                                        ----------   -----------     ------------   ------------  -----------
TOTAL NET ASSETS....................................... $5,403,523   $60,771,089     $362,666,704   $109,974,344  $69,695,470
                                                        ==========   ===========     ============   ============  ===========

Investments in shares of the Portfolios, at cost....... $6,049,531   $60,104,372     $401,911,853   $106,992,018  $58,234,405
The Portfolios shares held
   Class A.............................................         --     4,562,843       38,880,611             --           --
   Class B.............................................    601,378     1,358,107        4,279,340      7,968,657    4,512,766

                                                        EQ/LARGE CAP
                                                           GROWTH
                                                           INDEX*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $198,425,936
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............      124,194
                                                        ------------
   Total assets........................................  198,550,130
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      124,194
Payable for policy-related transactions................           --
                                                        ------------
   Total liabilities...................................      124,194
                                                        ------------
NET ASSETS............................................. $198,425,936
                                                        ============

NET ASSETS:
Accumulation unit values............................... $198,419,101
Contracts in payout (annuitization) period.............           --
Retained by AXA Equitable in Separate Account A........        6,835
                                                        ------------
TOTAL NET ASSETS....................................... $198,425,936
                                                        ============

Investments in shares of the Portfolios, at cost....... $189,413,586
The Portfolios shares held
   Class A.............................................           --
   Class B.............................................   17,256,360

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         EQ/LARGE      EQ/MFS                                 EQ/MORGAN
                                                         CAP VALUE  INTERNATIONAL  EQ/MID CAP   EQ/MONEY   STANLEY MID CAP
                                                          INDEX*       GROWTH*       INDEX*     MARKET*        GROWTH*
                                                        ----------- ------------- ------------ ----------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $63,568,655 $ 97,854,767  $453,039,595 $72,549,080  $269,875,460
Receivable for shares of the Portfolios sold...........          --       61,282            --          --            --
Receivable for policy-related transactions.............       1,990           --        67,991     370,568        64,488
                                                        ----------- ------------  ------------ -----------  ------------
   Total assets........................................  63,570,645   97,916,049   453,107,586  72,919,648   269,939,948
                                                        ----------- ------------  ------------ -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       1,990           --        67,991     370,570        64,488
Payable for policy-related transactions................          --       61,282            --          --            --
                                                        ----------- ------------  ------------ -----------  ------------
   Total liabilities...................................       1,990       61,282        67,991     370,570        64,488
                                                        ----------- ------------  ------------ -----------  ------------
NET ASSETS............................................. $63,568,655 $ 97,854,767  $453,039,595 $72,549,078  $269,875,460
                                                        =========== ============  ============ ===========  ============

NET ASSETS:
Accumulation unit values............................... $63,564,771 $ 97,843,162  $453,030,711 $71,780,752  $269,874,985
Contracts in payout (annuitization) period.............          --           --            --     336,833            --
Retained by AXA Equitable in Separate Account A........       3,884       11,605         8,884     431,493           475
                                                        ----------- ------------  ------------ -----------  ------------
TOTAL NET ASSETS....................................... $63,568,655 $ 97,854,767  $453,039,595 $72,549,078  $269,875,460
                                                        =========== ============  ============ ===========  ============

Investments in shares of the Portfolios, at cost....... $59,452,522 $101,180,564  $337,390,196 $72,558,711  $291,084,936
The Portfolios shares held
   Class A.............................................          --           --            --  44,503,977            --
   Class B.............................................   8,213,076   14,979,615    35,422,516  28,023,148    16,618,461

                                                        EQ/OPPENHEIMER
                                                           GLOBAL*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $121,247,181
Receivable for shares of the Portfolios sold...........            --
Receivable for policy-related transactions.............        53,914
                                                         ------------
   Total assets........................................   121,301,095
                                                         ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        53,914
Payable for policy-related transactions................            --
                                                         ------------
   Total liabilities...................................        53,914
                                                         ------------
NET ASSETS.............................................  $121,247,181
                                                         ============

NET ASSETS:
Accumulation unit values...............................  $121,242,579
Contracts in payout (annuitization) period.............            --
Retained by AXA Equitable in Separate Account A........         4,602
                                                         ------------
TOTAL NET ASSETS.......................................  $121,247,181
                                                         ============

Investments in shares of the Portfolios, at cost.......  $109,313,977
The Portfolios shares held
   Class A.............................................            --
   Class B.............................................     8,236,250

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         EQ/PIMCO    EQ/PIMCO                 EQ/SMALL    EQ/T. ROWE    EQ/UBS
                                                        GLOBAL REAL ULTRA SHORT EQ/QUALITY    COMPANY    PRICE GROWTH  GROWTH &
                                                          RETURN*      BOND*    BOND PLUS*     INDEX*       STOCK*     INCOME*
                                                        ----------- ----------- ----------- ------------ ------------ -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $17,167,702 $89,088,892 $91,784,345 $235,677,865 $409,323,163 $34,305,756
Receivable for shares of the Portfolios sold...........          --          --          --           --           --      45,273
Receivable for policy-related transactions.............       5,476      36,823      21,710       15,185      280,762          --
                                                        ----------- ----------- ----------- ------------ ------------ -----------
   Total assets........................................  17,173,178  89,125,715  91,806,055  235,693,050  409,603,925  34,351,029
                                                        ----------- ----------- ----------- ------------ ------------ -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       5,476      36,823      21,710       15,185      280,762          --
Payable for policy-related transactions................          --          --          --           --           --      45,273
                                                        ----------- ----------- ----------- ------------ ------------ -----------
   Total liabilities...................................       5,476      36,823      21,710       15,185      280,762      45,273
                                                        ----------- ----------- ----------- ------------ ------------ -----------
NET ASSETS............................................. $17,167,702 $89,088,892 $91,784,345 $235,677,865 $409,323,163 $34,305,756
                                                        =========== =========== =========== ============ ============ ===========

NET ASSETS:
Accumulation unit values............................... $17,167,665 $89,080,185 $91,123,154 $235,560,067 $409,318,513 $34,303,625
Contracts in payout (annuitization) period.............          --          --     541,601           --           --          --
Retained by AXA Equitable in Separate Account A........          37       8,707     119,590      117,798        4,650       2,131
                                                        ----------- ----------- ----------- ------------ ------------ -----------
TOTAL NET ASSETS....................................... $17,167,702 $89,088,892 $91,784,345 $235,677,865 $409,323,163 $34,305,756
                                                        =========== =========== =========== ============ ============ ===========

Investments in shares of the Portfolios, at cost....... $18,007,907 $90,540,826 $97,475,187 $248,915,159 $315,627,943 $36,957,197
The Portfolios shares held
   Class A.............................................          --      10,733   8,253,764           --           --          --
   Class B.............................................   1,853,968   9,089,856   2,598,565   23,308,487   10,724,339   4,106,777

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        EQ/WELLS FARGO FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                            OMEGA       CONTRAFUND(R)   EQUITY-INCOME      MID CAP
                                                           GROWTH*        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                        -------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $177,342,681   $311,229,563     $7,682,971      $29,387,656
Receivable for shares of the Portfolios sold...........       201,876             --             --               --
Receivable for policy-related transactions.............            --        121,943          7,424           26,099
                                                         ------------   ------------     ----------      -----------
   Total assets........................................   177,544,557    311,351,506      7,690,395       29,413,755
                                                         ------------   ------------     ----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --        121,943          7,424           26,099
Payable for policy-related transactions................       201,876             --             --               --
                                                         ------------   ------------     ----------      -----------
   Total liabilities...................................       201,876        121,943          7,424           26,099
                                                         ------------   ------------     ----------      -----------
NET ASSETS.............................................  $177,342,681   $311,229,563     $7,682,971      $29,387,656
                                                         ============   ============     ==========      ===========

NET ASSETS:
Accumulation unit values...............................  $177,302,477   $311,215,197     $7,680,712      $29,387,132
Retained by AXA Equitable in Separate Account A........        40,204         14,366          2,259              524
                                                         ------------   ------------     ----------      -----------
TOTAL NET ASSETS.......................................  $177,342,681   $311,229,563     $7,682,971      $29,387,656
                                                         ============   ============     ==========      ===========

Investments in shares of the Portfolios, at cost.......  $198,957,907   $295,418,883     $8,592,952      $31,450,266
The Portfolios shares held
   Class B.............................................    17,008,285             --             --               --
   Series II...........................................            --             --             --               --
   Service Class 2.....................................            --      9,357,473        383,382          923,269
   Service Shares......................................            --             --             --               --

                                                                      INVESCO V.I.
                                                        GOLDMAN SACHS DIVERSIFIED
                                                         VIT MID CAP    DIVIDEND
                                                         VALUE FUND       FUND
                                                        ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $43,663,799  $12,045,816
Receivable for shares of the Portfolios sold...........           --           --
Receivable for policy-related transactions.............       25,118       11,377
                                                         -----------  -----------
   Total assets........................................   43,688,917   12,057,193
                                                         -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       25,118       11,377
Payable for policy-related transactions................           --           --
                                                         -----------  -----------
   Total liabilities...................................       25,118       11,377
                                                         -----------  -----------
NET ASSETS.............................................  $43,663,799  $12,045,816
                                                         ===========  ===========

NET ASSETS:
Accumulation unit values...............................  $43,663,471  $12,045,656
Retained by AXA Equitable in Separate Account A........          328          160
                                                         -----------  -----------
TOTAL NET ASSETS.......................................  $43,663,799  $12,045,816
                                                         ===========  ===========

Investments in shares of the Portfolios, at cost.......  $53,708,053  $11,649,954
The Portfolios shares held
   Class B.............................................           --           --
   Series II...........................................           --      520,113
   Service Class 2.....................................           --           --
   Service Shares......................................    3,009,221           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                                        GLOBAL REAL      HIGH     INTERNATIONAL MID CAP CORE  SMALL CAP
                                                        ESTATE FUND   YIELD FUND   GROWTH FUND  EQUITY FUND  EQUITY FUND
                                                        ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $71,366,028  $28,354,604   $53,287,409  $14,796,134  $ 8,734,918
Receivable for shares of the Portfolios sold...........       9,237           --        40,979           --           --
Receivable for policy-related transactions.............          --        3,018            --        5,540        1,546
                                                        -----------  -----------   -----------  -----------  -----------
   Total assets........................................  71,375,265   28,357,622    53,328,388   14,801,674    8,736,464
                                                        -----------  -----------   -----------  -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --        3,018            --        5,540        1,546
Payable for policy-related transactions................       9,237           --        40,979           --           --
                                                        -----------  -----------   -----------  -----------  -----------
   Total liabilities...................................       9,237        3,018        40,979        5,540        1,546
                                                        -----------  -----------   -----------  -----------  -----------
NET ASSETS............................................. $71,366,028  $28,354,604   $53,287,409  $14,796,134  $ 8,734,918
                                                        ===========  ===========   ===========  ===========  ===========

NET ASSETS:
Accumulation unit values............................... $71,363,590  $28,354,549   $53,287,167  $14,794,412  $ 8,732,203
Retained by AXA Equitable in Separate Account A........       2,438           55           242        1,722        2,715
                                                        -----------  -----------   -----------  -----------  -----------
TOTAL NET ASSETS....................................... $71,366,028  $28,354,604   $53,287,409  $14,796,134  $ 8,734,918
                                                        ===========  ===========   ===========  ===========  ===========

Investments in shares of the Portfolios, at cost....... $72,814,952  $31,622,582   $54,244,876  $16,871,526  $10,704,620
The Portfolios shares held
   Common Shares.......................................          --           --            --           --           --
   Series II...........................................   4,485,608    5,637,098     1,612,815    1,242,329      515,031

                                                         IVY FUNDS
                                                            VIP
                                                          ENERGY
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $39,274,707
Receivable for shares of the Portfolios sold...........      27,093
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  39,301,800
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................      26,936
                                                        -----------
   Total liabilities...................................      26,936
                                                        -----------
NET ASSETS............................................. $39,274,864
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $39,274,864
Retained by AXA Equitable in Separate Account A........          --
                                                        -----------
TOTAL NET ASSETS....................................... $39,274,864
                                                        ===========

Investments in shares of the Portfolios, at cost....... $53,698,947
The Portfolios shares held
   Common Shares.......................................   7,792,137
   Series II...........................................          --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                                    LAZARD
                                                         IVY FUNDS    IVY FUNDS    IVY FUNDS      RETIREMENT        MFS(R)
                                                         VIP HIGH    VIP MID CAP VIP SMALL CAP EMERGING MARKETS  INTERNATIONAL
                                                          INCOME       GROWTH       GROWTH     EQUITY PORTFOLIO VALUE PORTFOLIO
                                                        ------------ ----------- ------------- ---------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $162,879,239 $88,710,649  $19,871,368    $126,884,845    $230,013,509
Receivable for shares of the Portfolios sold...........       70,245      13,962           --              --              --
Receivable for policy-related transactions.............           --          --       30,353          86,997          88,105
                                                        ------------ -----------  -----------    ------------    ------------
   Total assets........................................  162,949,484  88,724,611   19,901,721     126,971,842     230,101,614
                                                        ------------ -----------  -----------    ------------    ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --          --       30,353          86,997          88,105
Payable for policy-related transactions................       68,632      13,962           --              --              --
                                                        ------------ -----------  -----------    ------------    ------------
   Total liabilities...................................       68,632      13,962       30,353          86,997          88,105
                                                        ------------ -----------  -----------    ------------    ------------
NET ASSETS............................................. $162,880,852 $88,710,649  $19,871,368    $126,884,845    $230,013,509
                                                        ============ ===========  ===========    ============    ============

NET ASSETS:
Accumulation unit values............................... $162,880,852 $88,706,631  $19,868,758    $126,865,483    $230,009,252
Retained by AXA Equitable in Separate Account A........           --       4,018        2,610          19,362           4,257
                                                        ------------ -----------  -----------    ------------    ------------
TOTAL NET ASSETS....................................... $162,880,852 $88,710,649  $19,871,368    $126,884,845    $230,013,509
                                                        ============ ===========  ===========    ============    ============

Investments in shares of the Portfolios, at cost....... $188,012,809 $95,480,331  $21,899,673    $166,478,655    $220,538,215
The Portfolios shares held
   Common Shares.......................................   48,601,808   9,415,367    1,873,809              --              --
   Service Class.......................................           --          --           --              --      10,393,742
   Service Shares......................................           --          --           --       8,081,837              --

                                                           MFS(R)
                                                         INVESTORS
                                                        TRUST SERIES
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $12,058,482
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............       5,236
                                                        -----------
   Total assets........................................  12,063,718
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       5,236
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................       5,236
                                                        -----------
NET ASSETS............................................. $12,058,482
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $12,058,292
Retained by AXA Equitable in Separate Account A........         190
                                                        -----------
TOTAL NET ASSETS....................................... $12,058,482
                                                        ===========

Investments in shares of the Portfolios, at cost....... $12,423,303
The Portfolios shares held
   Common Shares.......................................          --
   Service Class.......................................     458,497
   Service Shares......................................          --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                           MFS(R)
                                                        MASSACHUSETTS
                                                          INVESTORS     MFS(R)      MFS(R)     MULTIMANAGER
                                                        GROWTH STOCK  TECHNOLOGY   UTILITIES    AGGRESSIVE  MULTIMANAGER
                                                          PORTFOLIO   PORTFOLIO     SERIES       EQUITY*     CORE BOND*
                                                        ------------- ----------- ------------ ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $10,567,794  $57,344,737 $ 86,414,399 $598,603,097 $120,439,862
Receivable for shares of the Portfolios sold...........           --           --           --           --           --
Receivable for policy-related transactions.............        8,608      118,840       12,000      311,769      576,521
                                                         -----------  ----------- ------------ ------------ ------------
   Total assets........................................   10,576,402   57,463,577   86,426,399  598,914,866  121,016,383
                                                         -----------  ----------- ------------ ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        8,608      118,840       12,000      237,789      576,521
Payable for policy-related transactions................           --           --           --           --           --
                                                         -----------  ----------- ------------ ------------ ------------
   Total liabilities...................................        8,608      118,840       12,000      237,789      576,521
                                                         -----------  ----------- ------------ ------------ ------------
NET ASSETS.............................................  $10,567,794  $57,344,737 $ 86,414,399 $598,677,077 $120,439,862
                                                         ===========  =========== ============ ============ ============

NET ASSETS:
Accumulation unit values...............................  $10,567,651  $57,341,078 $ 86,413,907 $597,677,716 $120,425,197
Contracts in payout (annuitization) period.............           --           --           --      999,361           --
Retained by AXA Equitable in Separate Account A........          143        3,659          492           --       14,665
                                                         -----------  ----------- ------------ ------------ ------------
TOTAL NET ASSETS.......................................  $10,567,794  $57,344,737 $ 86,414,399 $598,677,077 $120,439,862
                                                         ===========  =========== ============ ============ ============

Investments in shares of the Portfolios, at cost.......  $11,328,068  $52,370,113 $109,224,491 $400,060,447 $125,864,230
The Portfolios shares held
   Class A.............................................           --           --           --   12,515,936           --
   Class B.............................................           --           --           --      538,871   12,341,825
   Service Class.......................................      651,529    4,798,723    3,435,960           --           --


                                                        MULTIMANAGER
                                                          MID CAP
                                                          GROWTH*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $72,946,724
Receivable for shares of the Portfolios sold...........       2,213
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  72,948,937
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................       2,213
                                                        -----------
   Total liabilities...................................       2,213
                                                        -----------
NET ASSETS............................................. $72,946,724
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $72,927,707
Contracts in payout (annuitization) period.............          --
Retained by AXA Equitable in Separate Account A........      19,017
                                                        -----------
TOTAL NET ASSETS....................................... $72,946,724
                                                        ===========

Investments in shares of the Portfolios, at cost....... $83,994,839
The Portfolios shares held
   Class A.............................................          --
   Class B.............................................   9,031,092
   Service Class.......................................          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                    OPPENHEIMER         PIMCO
                                                         MULTIMANAGER  MULTIMANAGER MAIN STREET COMMODITYREALRETURN(R)
                                                        MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA    STRATEGY PORTFOLIO
                                                        -------------- ------------ ----------- ----------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $53,687,366   $148,779,243 $2,773,168        $5,192,221
Receivable for shares of the Portfolios sold...........           20             --         --                --
Receivable for policy-related transactions.............           --        314,033        728             4,143
                                                         -----------   ------------ ----------        ----------
   Total assets........................................   53,687,386    149,093,276  2,773,896         5,196,364
                                                         -----------   ------------ ----------        ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --        314,033        728             4,143
Payable for policy-related transactions................           20             --         --                --
                                                         -----------   ------------ ----------        ----------
   Total liabilities...................................           20        314,033        728             4,143
                                                         -----------   ------------ ----------        ----------
NET ASSETS.............................................  $53,687,366   $148,779,243 $2,773,168        $5,192,221
                                                         ===========   ============ ==========        ==========

NET ASSETS:
Accumulation unit values...............................  $53,666,231   $148,717,222 $2,772,821        $5,188,130
Retained by AXA Equitable in Separate Account A........       21,135         62,021        347             4,091
                                                         -----------   ------------ ----------        ----------
TOTAL NET ASSETS.......................................  $53,687,366   $148,779,243 $2,773,168        $5,192,221
                                                         ===========   ============ ==========        ==========

Investments in shares of the Portfolios, at cost.......  $43,628,812   $132,887,019 $2,871,329        $8,155,084
The Portfolios shares held
   Advisor Class.......................................           --             --         --           742,807
   Class B.............................................    4,130,884      7,625,445         --                --
   Service Class.......................................           --             --     95,693                --

                                                        TARGET 2015 TARGET 2025
                                                        ALLOCATION* ALLOCATION*
                                                        ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $22,956,812 $53,746,972
Receivable for shares of the Portfolios sold...........      16,991       8,449
Receivable for policy-related transactions.............          --          --
                                                        ----------- -----------
   Total assets........................................  22,973,803  53,755,421
                                                        ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --          --
Payable for policy-related transactions................      16,991       8,449
                                                        ----------- -----------
   Total liabilities...................................      16,991       8,449
                                                        ----------- -----------
NET ASSETS............................................. $22,956,812 $53,746,972
                                                        =========== ===========

NET ASSETS:
Accumulation unit values............................... $22,954,472 $53,744,712
Retained by AXA Equitable in Separate Account A........       2,340       2,260
                                                        ----------- -----------
TOTAL NET ASSETS....................................... $22,956,812 $53,746,972
                                                        =========== ===========

Investments in shares of the Portfolios, at cost....... $25,441,435 $55,767,914
The Portfolios shares held
   Advisor Class.......................................          --          --
   Class B.............................................   2,710,176   5,707,511
   Service Class.......................................          --          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                               TEMPLETON    VAN ECK VIP
                                                        TARGET 2035 TARGET 2045 TARGET 2055 GLOBAL BOND VIP GLOBAL HARD
                                                        ALLOCATION* ALLOCATION* ALLOCATION*      FUND       ASSETS FUND
                                                        ----------- ----------- ----------- --------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $51,706,880 $43,122,855  $538,114     $47,350,857   $15,257,397
Receivable for policy-related transactions.............      13,011      11,544     2,482          40,278        40,186
                                                        ----------- -----------  --------     -----------   -----------
   Total assets........................................  51,719,891  43,134,399   540,596      47,391,135    15,297,583
                                                        ----------- -----------  --------     -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      13,011      11,544     2,475          40,278        40,186
                                                        ----------- -----------  --------     -----------   -----------
   Total liabilities...................................      13,011      11,544     2,475          40,278        40,186
                                                        ----------- -----------  --------     -----------   -----------
NET ASSETS............................................. $51,706,880 $43,122,855  $538,121     $47,350,857   $15,257,397
                                                        =========== ===========  ========     ===========   ===========

NET ASSETS:
Accumulation unit values............................... $51,693,298 $43,122,183  $538,121     $47,350,844   $15,252,780
Retained by AXA Equitable in Separate Account A........      13,582         672        --              13         4,617
                                                        ----------- -----------  --------     -----------   -----------
TOTAL NET ASSETS....................................... $51,706,880 $43,122,855  $538,121     $47,350,857   $15,257,397
                                                        =========== ===========  ========     ===========   ===========

Investments in shares of the Portfolios, at cost....... $52,848,924 $44,069,670  $557,476     $53,688,275   $24,664,723
The Portfolios shares held
   Class B.............................................   5,410,637   4,579,538    58,249              --            --
   Class 2.............................................          --          --        --       2,996,890            --
   Class S Shares......................................          --          --        --              --       933,174

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
ALL ASSET AGGRESSIVE-ALT 25.......................  0.50%         B          $104.72         2
ALL ASSET AGGRESSIVE-ALT 25.......................  0.70%         B          $104.17        --
ALL ASSET AGGRESSIVE-ALT 25.......................  0.90%         B          $103.61         4
ALL ASSET AGGRESSIVE-ALT 25.......................  0.95%         B          $103.48        --
ALL ASSET AGGRESSIVE-ALT 25.......................  1.00%         B          $103.34        --
ALL ASSET AGGRESSIVE-ALT 25.......................  1.10%         B          $103.06         1
ALL ASSET AGGRESSIVE-ALT 25.......................  1.20%         B          $102.79        43
ALL ASSET AGGRESSIVE-ALT 25.......................  1.25%         B          $102.65         1
ALL ASSET AGGRESSIVE-ALT 25.......................  1.34%         B          $102.40        27

ALL ASSET GROWTH-ALT 20...........................  0.50%         B          $141.73        --
ALL ASSET GROWTH-ALT 20...........................  0.70%         B          $139.95        --
ALL ASSET GROWTH-ALT 20...........................  0.90%         B          $138.18        12
ALL ASSET GROWTH-ALT 20...........................  0.95%         B          $137.74         7
ALL ASSET GROWTH-ALT 20...........................  1.00%         B          $137.30         3
ALL ASSET GROWTH-ALT 20...........................  1.10%         B          $136.43         8
ALL ASSET GROWTH-ALT 20...........................  1.20%         B          $135.56       190
ALL ASSET GROWTH-ALT 20...........................  1.25%         B          $135.13        15
ALL ASSET GROWTH-ALT 20...........................  1.34%         B          $134.36       156
ALL ASSET GROWTH-ALT 20...........................  1.45%         B          $133.41        --

ALL ASSET MODERATE GROWTH-ALT 15..................  0.50%         B          $102.12        --
ALL ASSET MODERATE GROWTH-ALT 15..................  0.90%         B          $101.03         1
ALL ASSET MODERATE GROWTH-ALT 15..................  0.95%         B          $100.90         1
ALL ASSET MODERATE GROWTH-ALT 15..................  1.00%         B          $100.76        --
ALL ASSET MODERATE GROWTH-ALT 15..................  1.10%         B          $100.49        --
ALL ASSET MODERATE GROWTH-ALT 15..................  1.20%         B          $100.23        27
ALL ASSET MODERATE GROWTH-ALT 15..................  1.25%         B          $100.09         6
ALL ASSET MODERATE GROWTH-ALT 15..................  1.34%         B          $ 99.85        19

AMERICAN CENTURY VP MID CAP VALUE FUND............  0.50%      CLASS II      $177.64         5
AMERICAN CENTURY VP MID CAP VALUE FUND............  0.70%      CLASS II      $175.62        --
AMERICAN CENTURY VP MID CAP VALUE FUND............  0.80%      CLASS II      $174.61        --
AMERICAN CENTURY VP MID CAP VALUE FUND............  0.90%      CLASS II      $173.61         1
AMERICAN CENTURY VP MID CAP VALUE FUND............  1.00%      CLASS II      $172.62        --
AMERICAN CENTURY VP MID CAP VALUE FUND............  1.10%      CLASS II      $171.63         2
AMERICAN CENTURY VP MID CAP VALUE FUND............  1.20%      CLASS II      $170.64       137

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.50%      CLASS 4       $100.64        10
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.70%      CLASS 4       $100.10         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.80%      CLASS 4       $ 99.83        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.90%      CLASS 4       $ 99.57        11
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.95%      CLASS 4       $ 99.44        14
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.00%      CLASS 4       $ 99.30        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.10%      CLASS 4       $ 99.04        11
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.20%      CLASS 4       $ 98.77        98
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.25%      CLASS 4       $ 98.64        45
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.34%      CLASS 4       $ 98.40        57
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.45%      CLASS 4       $ 98.11        --

AXA 400 MANAGED VOLATILITY........................  0.40%         B          $143.95         2
AXA 400 MANAGED VOLATILITY........................  0.50%         B          $154.19        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA 400 MANAGED VOLATILITY........................  0.70%          B         $171.87         --
AXA 400 MANAGED VOLATILITY........................  0.90%          B         $150.69         --
AXA 400 MANAGED VOLATILITY........................  0.90%          B         $170.04          1
AXA 400 MANAGED VOLATILITY........................  0.95%          B         $169.58         --
AXA 400 MANAGED VOLATILITY........................  1.10%          B         $148.97          1
AXA 400 MANAGED VOLATILITY........................  1.20%          B         $148.11         20
AXA 400 MANAGED VOLATILITY........................  1.20%          B         $167.31         --
AXA 400 MANAGED VOLATILITY........................  1.25%          B         $166.86          2
AXA 400 MANAGED VOLATILITY........................  1.34%          B         $166.05         19

AXA 500 MANAGED VOLATILITY........................  0.50%          B         $165.27         --
AXA 500 MANAGED VOLATILITY........................  0.70%          B         $163.38         --
AXA 500 MANAGED VOLATILITY........................  0.70%          B         $182.46         --
AXA 500 MANAGED VOLATILITY........................  0.80%          B         $162.45         --
AXA 500 MANAGED VOLATILITY........................  0.90%          B         $161.52          2
AXA 500 MANAGED VOLATILITY........................  0.90%          B         $180.51          2
AXA 500 MANAGED VOLATILITY........................  0.95%          B         $180.03          1
AXA 500 MANAGED VOLATILITY........................  1.10%          B         $159.67          2
AXA 500 MANAGED VOLATILITY........................  1.20%          B         $158.75         41
AXA 500 MANAGED VOLATILITY........................  1.20%          B         $177.62          2
AXA 500 MANAGED VOLATILITY........................  1.25%          B         $177.14          6
AXA 500 MANAGED VOLATILITY........................  1.34%          B         $176.28         31

AXA 2000 MANAGED VOLATILITY.......................  0.50%          B         $144.00          1
AXA 2000 MANAGED VOLATILITY.......................  0.70%          B         $142.35         --
AXA 2000 MANAGED VOLATILITY.......................  0.70%          B         $167.77         --
AXA 2000 MANAGED VOLATILITY.......................  0.90%          B         $140.73         --
AXA 2000 MANAGED VOLATILITY.......................  0.90%          B         $165.98          1
AXA 2000 MANAGED VOLATILITY.......................  0.95%          B         $165.53         --
AXA 2000 MANAGED VOLATILITY.......................  1.10%          B         $139.12          1
AXA 2000 MANAGED VOLATILITY.......................  1.20%          B         $138.32         12
AXA 2000 MANAGED VOLATILITY.......................  1.20%          B         $163.31         --
AXA 2000 MANAGED VOLATILITY.......................  1.25%          B         $162.88          1
AXA 2000 MANAGED VOLATILITY.......................  1.34%          B         $162.09         10

AXA AGGRESSIVE ALLOCATION.........................  0.50%          B         $187.23          6
AXA AGGRESSIVE ALLOCATION.........................  0.70%          B         $182.67          9
AXA AGGRESSIVE ALLOCATION.........................  0.80%          B         $220.82         --
AXA AGGRESSIVE ALLOCATION.........................  0.90%          B         $178.21        301
AXA AGGRESSIVE ALLOCATION.........................  0.95%          B         $177.12         86
AXA AGGRESSIVE ALLOCATION.........................  1.00%          B         $176.03          3
AXA AGGRESSIVE ALLOCATION.........................  1.10%          B         $173.86        108
AXA AGGRESSIVE ALLOCATION.........................  1.20%          B         $171.71        879
AXA AGGRESSIVE ALLOCATION.........................  1.25%          B         $105.57         53
AXA AGGRESSIVE ALLOCATION.........................  1.30%          B         $118.74         16
AXA AGGRESSIVE ALLOCATION.........................  1.34%          B         $168.76      1,884
AXA AGGRESSIVE ALLOCATION.........................  1.35%          B         $168.55          1
AXA AGGRESSIVE ALLOCATION.........................  1.45%          B         $166.47          1

AXA BALANCED STRATEGY.............................  1.25%          A         $131.44          1
AXA BALANCED STRATEGY.............................  0.50%          B         $120.58          5
AXA BALANCED STRATEGY.............................  0.70%          B         $119.69         --
AXA BALANCED STRATEGY.............................  0.90%          B         $118.82          6
AXA BALANCED STRATEGY.............................  0.95%          B         $118.60          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA BALANCED STRATEGY.............................  1.00%          B         $118.38        --
AXA BALANCED STRATEGY.............................  1.10%          B         $117.95         2
AXA BALANCED STRATEGY.............................  1.20%          B         $117.51        45
AXA BALANCED STRATEGY.............................  1.25%          B         $117.30        35
AXA BALANCED STRATEGY.............................  1.25%          B         $140.77       103
AXA BALANCED STRATEGY.............................  1.30%          B         $140.31       530
AXA BALANCED STRATEGY.............................  1.34%          B         $116.91        73
AXA BALANCED STRATEGY.............................  1.45%          B         $116.43         1

AXA CONSERVATIVE ALLOCATION.......................  0.50%          B         $140.60         5
AXA CONSERVATIVE ALLOCATION.......................  0.70%          B         $137.17         2
AXA CONSERVATIVE ALLOCATION.......................  0.90%          B         $133.82        58
AXA CONSERVATIVE ALLOCATION.......................  0.95%          B         $133.00        49
AXA CONSERVATIVE ALLOCATION.......................  1.00%          B         $132.18        --
AXA CONSERVATIVE ALLOCATION.......................  1.10%          B         $130.56        40
AXA CONSERVATIVE ALLOCATION.......................  1.20%          B         $128.94       223
AXA CONSERVATIVE ALLOCATION.......................  1.25%          B         $110.94       195
AXA CONSERVATIVE ALLOCATION.......................  1.30%          B         $114.03        16
AXA CONSERVATIVE ALLOCATION.......................  1.34%          B         $126.73       324
AXA CONSERVATIVE ALLOCATION.......................  1.35%          B         $126.57        --
AXA CONSERVATIVE ALLOCATION.......................  1.45%          B         $125.00        --

AXA CONSERVATIVE GROWTH STRATEGY..................  0.50%          B         $116.09         1
AXA CONSERVATIVE GROWTH STRATEGY..................  0.70%          B         $115.24        --
AXA CONSERVATIVE GROWTH STRATEGY..................  0.90%          B         $114.40         2
AXA CONSERVATIVE GROWTH STRATEGY..................  0.95%          B         $114.19         2
AXA CONSERVATIVE GROWTH STRATEGY..................  1.00%          B         $113.98        --
AXA CONSERVATIVE GROWTH STRATEGY..................  1.10%          B         $113.56         3
AXA CONSERVATIVE GROWTH STRATEGY..................  1.20%          B         $113.14        29
AXA CONSERVATIVE GROWTH STRATEGY..................  1.25%          B         $112.93        42
AXA CONSERVATIVE GROWTH STRATEGY..................  1.25%          B         $133.50        24
AXA CONSERVATIVE GROWTH STRATEGY..................  1.30%          B         $133.06        52
AXA CONSERVATIVE GROWTH STRATEGY..................  1.34%          B         $112.56        26

AXA CONSERVATIVE STRATEGY.........................  0.50%          B         $107.30         2
AXA CONSERVATIVE STRATEGY.........................  0.70%          B         $106.51        --
AXA CONSERVATIVE STRATEGY.........................  0.90%          B         $105.73         1
AXA CONSERVATIVE STRATEGY.........................  0.95%          B         $105.54         3
AXA CONSERVATIVE STRATEGY.........................  1.10%          B         $104.96         1
AXA CONSERVATIVE STRATEGY.........................  1.20%          B         $104.57        12
AXA CONSERVATIVE STRATEGY.........................  1.25%          B         $104.38         8
AXA CONSERVATIVE STRATEGY.........................  1.25%          B         $118.04         7
AXA CONSERVATIVE STRATEGY.........................  1.30%          B         $117.66        24
AXA CONSERVATIVE STRATEGY.........................  1.34%          B         $104.03        16

AXA CONSERVATIVE-PLUS ALLOCATION..................  0.50%          B         $151.92        20
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.70%          B         $148.22         4
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.80%          B         $154.35        --
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.90%          B         $144.61       113
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.95%          B         $143.72        36
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.00%          B         $142.83        --
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.10%          B         $141.07        47
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.20%          B         $139.33       492
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.25%          B         $110.49       140

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.30%          B         $116.31         17
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.34%          B         $136.94        619
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.35%          B         $136.76          1
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.45%          B         $135.07         --

AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.50%          B         $290.21          1
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.70%          B         $215.78         --
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.70%          B         $352.65          6
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.80%          B         $217.44         --
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.90%          B         $340.45         35
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.90%          B         $403.82          6
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.95%          B         $297.56         40
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.00%          B         $334.51         --
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.10%          B         $328.65         11
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.20%          B         $304.90        152
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.20%          B         $322.87         42
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.25%          B         $ 92.03         81
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.30%          B         $125.82          4
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.34%          B         $208.84      1,226
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.34%          B         $337.77         21
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.35%          B         $314.42          3
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.45%          B         $291.72          1

AXA GROWTH STRATEGY...............................  1.10%          A         $145.70          6
AXA GROWTH STRATEGY...............................  1.25%          A         $144.31          3

AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.40%          B         $ 87.37          1
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.50%          B         $116.27          1
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.70%          B         $127.01          5
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.80%          B         $172.41         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.90%          B         $122.89         49
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.95%          B         $149.73         43
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.00%          B         $120.88         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.10%          B         $118.89         16
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.20%          B         $116.93        308
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.25%          B         $ 76.57         35
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.30%          B         $ 88.62          4
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.34%          B         $114.26        918
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.45%          B         $139.43         --

AXA INTERNATIONAL MANAGED VOLATILITY..............  0.50%          B         $110.49         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.70%          B         $116.76         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.90%          B         $107.98         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.90%          B         $115.51          3
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.95%          B         $115.20          1
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.10%          B         $106.75          1
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.20%          B         $106.13         37
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.20%          B         $113.66         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.25%          B         $113.36          4
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.34%          B         $112.81         31

AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.40%          B         $115.99         39
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.50%          B         $116.48          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.70%          B         $140.10          5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.80%          B         $174.87         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.90%          B         $135.56         50
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.95%          B         $134.44         54
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.00%          B         $133.34         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.10%          B         $131.15         10
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.20%          B         $128.99        108
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.25%          B         $ 74.04         25
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.30%          B         $ 85.40          4
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.34%          B         $126.04      1,134
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.35%          B         $125.82          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.45%          B         $135.50          1

AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.50%          B         $150.54          1
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.70%          B         $154.78         --
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.90%          B         $149.76          6
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.95%          B         $148.53         10
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.00%          B         $147.31         --
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.10%          B         $144.89          2
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.20%          B         $142.50         34
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.25%          B         $127.28          4
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.30%          B         $138.97          1
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.34%          B         $139.24        152
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.45%          B         $136.72         --

AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.50%          B         $109.05          6
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.70%          B         $189.35         12
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.80%          B         $280.22         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.90%          B         $163.67         24
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.90%          B         $182.80         74
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.95%          B         $153.89        138
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.00%          B         $179.61          1
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.10%          B         $176.46         20
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.20%          B         $166.48        282
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.20%          B         $173.36         39
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.25%          B         $152.36         20
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.30%          B         $175.08          7
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.34%          B         $252.79      2,165
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.35%          B         $168.82          6
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.45%          B         $159.28          5

AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.70%          A         $163.67         13
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.90%          A         $158.36         53
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.20%          A         $150.69         42
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.34%          A         $147.24      4,721
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.35%          A         $147.00         14
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.45%          A         $154.65          5
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.40%          B         $145.41         25
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.50%          B         $179.95          4
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.80%          B         $256.11         --
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.90%          B         $156.31         29
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.95%          B         $164.42        155
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.00%          B         $155.78         --
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.10%          B         $151.23          9
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.10%          B         $153.22         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.20%          B         $148.74        357
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.20%          B         $150.69          1
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.25%          B         $ 96.97         29
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.30%          B         $106.74         10

AXA MID CAP VALUE MANAGED VOLATILITY..............  0.50%          B         $265.50          2
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.70%          B         $208.89          6
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.80%          B         $301.88         --
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.90%          B         $201.66         33
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.90%          B         $249.56         11
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.95%          B         $252.68         64
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.00%          B         $198.14         --
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.10%          B         $194.67         10
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.20%          B         $190.66        191
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.20%          B         $191.25         22
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.25%          B         $121.94         23
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.30%          B         $139.56          6
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.34%          B         $235.40      1,667
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.35%          B         $186.24          6
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.45%          B         $182.41          1

AXA MODERATE ALLOCATION...........................  0.70%          A         $201.82         16
AXA MODERATE ALLOCATION+..........................  0.70%          A         $201.97          1
AXA MODERATE ALLOCATION...........................  0.90%          A         $238.35        245
AXA MODERATE ALLOCATION+..........................  0.90%          A         $239.50         28
AXA MODERATE ALLOCATION...........................  1.20%          A         $207.66         51
AXA MODERATE ALLOCATION+..........................  1.34%          A         $ 75.39     11,567
AXA MODERATE ALLOCATION...........................  1.35%          A         $242.16        863
AXA MODERATE ALLOCATION...........................  1.35%          A         $243.70         17
AXA MODERATE ALLOCATION...........................  1.45%          A         $154.60          3
AXA MODERATE ALLOCATION...........................  0.40%          B         $116.89         30
AXA MODERATE ALLOCATION...........................  0.50%          B         $145.87         93
AXA MODERATE ALLOCATION...........................  0.80%          B         $164.62         --
AXA MODERATE ALLOCATION+..........................  0.90%          B         $150.73         12
AXA MODERATE ALLOCATION...........................  0.90%          B         $166.95         77
AXA MODERATE ALLOCATION...........................  0.95%          B         $148.79        161
AXA MODERATE ALLOCATION...........................  1.00%          B         $163.92          4
AXA MODERATE ALLOCATION...........................  1.10%          B         $145.15        216
AXA MODERATE ALLOCATION...........................  1.20%          B         $156.23      1,949
AXA MODERATE ALLOCATION...........................  1.25%          B         $107.08        371
AXA MODERATE ALLOCATION...........................  1.30%          B         $115.98         98

AXA MODERATE GROWTH STRATEGY......................  0.50%          B         $125.27          5
AXA MODERATE GROWTH STRATEGY......................  0.70%          B         $124.35          1
AXA MODERATE GROWTH STRATEGY......................  0.90%          B         $123.45         11
AXA MODERATE GROWTH STRATEGY......................  0.95%          B         $123.22          1
AXA MODERATE GROWTH STRATEGY......................  1.00%          B         $122.99         --
AXA MODERATE GROWTH STRATEGY......................  1.10%          B         $122.54          7
AXA MODERATE GROWTH STRATEGY......................  1.20%          B         $122.09        148
AXA MODERATE GROWTH STRATEGY......................  1.25%          B         $121.87         56
AXA MODERATE GROWTH STRATEGY......................  1.34%          B         $121.46         75
AXA MODERATE GROWTH STRATEGY......................  1.45%          B         $120.97         --

AXA MODERATE-PLUS ALLOCATION......................  0.50%          B         $178.48          8
AXA MODERATE-PLUS ALLOCATION......................  0.70%          B         $174.12         15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA MODERATE-PLUS ALLOCATION......................  0.80%          B         $191.10         --
AXA MODERATE-PLUS ALLOCATION......................  0.90%          B         $169.88        425
AXA MODERATE-PLUS ALLOCATION......................  0.95%          B         $168.83        220
AXA MODERATE-PLUS ALLOCATION......................  1.00%          B         $167.80          2
AXA MODERATE-PLUS ALLOCATION......................  1.10%          B         $165.73        210
AXA MODERATE-PLUS ALLOCATION......................  1.20%          B         $163.68      1,602
AXA MODERATE-PLUS ALLOCATION......................  1.25%          B         $107.93        178
AXA MODERATE-PLUS ALLOCATION......................  1.30%          B         $118.49         95
AXA MODERATE-PLUS ALLOCATION......................  1.34%          B         $160.87      3,745
AXA MODERATE-PLUS ALLOCATION......................  1.35%          B         $160.67          3
AXA MODERATE-PLUS ALLOCATION......................  1.45%          B         $158.68          1

AXA SMARTBETA EQUITY..............................  0.50%          B         $ 96.00         --
AXA SMARTBETA EQUITY..............................  0.90%          B         $ 95.76         --
AXA SMARTBETA EQUITY..............................  1.20%          B         $ 95.57         --
AXA SMARTBETA EQUITY..............................  1.25%          B         $ 95.54         --

AXA/AB DYNAMIC MODERATE GROWTH....................  0.50%          B         $123.65         --
AXA/AB DYNAMIC MODERATE GROWTH....................  0.70%          B         $122.75         --
AXA/AB DYNAMIC MODERATE GROWTH....................  0.90%          B         $121.85          3
AXA/AB DYNAMIC MODERATE GROWTH....................  0.95%          B         $121.63          3
AXA/AB DYNAMIC MODERATE GROWTH....................  1.10%          B         $120.96          4
AXA/AB DYNAMIC MODERATE GROWTH....................  1.20%          B         $120.51         67
AXA/AB DYNAMIC MODERATE GROWTH....................  1.25%          B         $120.29         16
AXA/AB DYNAMIC MODERATE GROWTH....................  1.34%          B         $119.89         27

AXA/AB SMALL CAP GROWTH...........................  0.70%          A         $272.48          3
AXA/AB SMALL CAP GROWTH...........................  0.90%          A         $337.88         16
AXA/AB SMALL CAP GROWTH...........................  1.20%          A         $319.27         11
AXA/AB SMALL CAP GROWTH...........................  1.34%          A         $310.94        852
AXA/AB SMALL CAP GROWTH...........................  1.35%          A         $310.35          4
AXA/AB SMALL CAP GROWTH...........................  1.45%          A         $223.69          1
AXA/AB SMALL CAP GROWTH...........................  0.50%          B         $179.11         12
AXA/AB SMALL CAP GROWTH...........................  0.70%          B         $292.71         --
AXA/AB SMALL CAP GROWTH...........................  0.80%          B         $321.51         --
AXA/AB SMALL CAP GROWTH...........................  0.90%          B         $238.96          4
AXA/AB SMALL CAP GROWTH...........................  0.95%          B         $280.89         41
AXA/AB SMALL CAP GROWTH...........................  1.00%          B         $303.99         --
AXA/AB SMALL CAP GROWTH...........................  1.10%          B         $274.02          6
AXA/AB SMALL CAP GROWTH...........................  1.20%          B         $226.10        146
AXA/AB SMALL CAP GROWTH...........................  1.25%          B         $143.33         37
AXA/AB SMALL CAP GROWTH...........................  1.30%          B         $171.87          4

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  0.50%          B         $ 97.98          1
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  0.90%          B         $ 97.73         --
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  1.10%          B         $ 97.60          1
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  1.20%          B         $ 97.54          4
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  1.25%          B         $ 97.51          1

AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.40%          B         $119.06          1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.50%          B         $132.74          9
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.70%          B         $130.27          1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.90%          B         $127.85         20
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.95%          B         $127.25         36
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.00%          B         $126.66          1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.10%          B         $125.47         13
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.20%          B         $124.29        103
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.25%          B         $113.90         48

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.30%          B         $121.35         7
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.34%          B         $122.66       471
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.45%          B         $121.39        --

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.50%          B         $138.59         5
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.70%          B         $136.01        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.90%          B         $133.49         3
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.95%          B         $132.86         4
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.10%          B         $131.00         3
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.20%          B         $129.77        17
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.25%          B         $108.13         5
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.30%          B         $122.77        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.34%          B         $128.07        90
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.45%          B         $126.74        --

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.50%          B         $113.98         8
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.70%          B         $112.01        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.90%          B         $110.08        15
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.95%          B         $109.61        25
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.00%          B         $211.12        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.10%          B         $121.63        14
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.20%          B         $107.24       134
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.25%          B         $105.83        30
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.30%          B         $106.55        12
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.34%          B         $105.94       408

AXA/HORIZON SMALL CAP VALUE.......................  0.50%          B         $ 87.72         1
AXA/HORIZON SMALL CAP VALUE.......................  1.10%          B         $ 87.38        --
AXA/HORIZON SMALL CAP VALUE.......................  1.20%          B         $ 87.33        --

AXA/LOOMIS SAYLES GROWTH..........................  0.40%          B         $151.19        --
AXA/LOOMIS SAYLES GROWTH..........................  0.50%          B         $227.81        --
AXA/LOOMIS SAYLES GROWTH..........................  0.70%          B         $222.71         1
AXA/LOOMIS SAYLES GROWTH..........................  0.80%          B         $261.73        --
AXA/LOOMIS SAYLES GROWTH..........................  0.90%          B         $217.73         8
AXA/LOOMIS SAYLES GROWTH..........................  0.95%          B         $216.51         8
AXA/LOOMIS SAYLES GROWTH..........................  1.00%          B         $215.29        --
AXA/LOOMIS SAYLES GROWTH..........................  1.10%          B         $212.86         6
AXA/LOOMIS SAYLES GROWTH..........................  1.20%          B         $210.45        24
AXA/LOOMIS SAYLES GROWTH..........................  1.25%          B         $166.01        20
AXA/LOOMIS SAYLES GROWTH..........................  1.30%          B         $182.81         2
AXA/LOOMIS SAYLES GROWTH..........................  1.34%          B         $207.13       153
AXA/LOOMIS SAYLES GROWTH..........................  1.35%          B         $206.89         1
AXA/LOOMIS SAYLES GROWTH..........................  1.45%          B         $204.55        --

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.50%          B         $136.64        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.70%          B         $134.10        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.90%          B         $131.61         8
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.95%          B         $130.99         7
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.00%          B         $130.38        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.10%          B         $129.15         2
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.20%          B         $127.94        23
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.25%          B         $109.28         3
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.30%          B         $122.80         7
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.34%          B         $126.26       153

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.45%          B         $124.96        --

AXA/PACIFIC GLOBAL SMALL CAP VALUE................  0.50%          B         $ 80.96         1
AXA/PACIFIC GLOBAL SMALL CAP VALUE................  1.10%          B         $ 80.65        --
AXA/PACIFIC GLOBAL SMALL CAP VALUE................  1.20%          B         $ 80.60        --
AXA/PACIFIC GLOBAL SMALL CAP VALUE................  1.25%          B         $ 80.57        --

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.50%          B         $119.61         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.70%          B         $117.38         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.80%          B         $215.67        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.90%          B         $115.20        14
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.95%          B         $114.66        10
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.00%          B         $114.13        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.10%          B         $113.06         6
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.20%          B         $111.99       119
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.25%          B         $ 96.18        18
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.30%          B         $107.57         7
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.34%          B         $110.52       223
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.45%          B         $109.38        --

CHARTER/SM/ INTERNATIONAL MODERATE................  0.50%          B         $ 91.98        --
CHARTER/SM/ INTERNATIONAL MODERATE................  1.20%          B         $ 91.57        --

CHARTER/SM/ MULTI-SECTOR BOND.....................  0.70%          A         $117.49         2
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.90%          A         $151.59        20
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.20%          A         $125.14         4
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.34%          A         $164.52       371
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.35%          A         $175.27         3
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.45%          A         $ 95.73         1
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.50%          B         $132.49         4
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.70%          B         $122.88        --
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.80%          B         $126.23        --
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.90%          B         $102.51         4
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.95%          B         $117.92        60
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.00%          B         $137.54        --
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.10%          B         $115.04        16
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.20%          B         $ 96.87       140
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.25%          B         $ 90.18        28
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.30%          B         $ 93.86         4

CHARTER/SM/ REAL ASSETS...........................  1.20%          B         $ 86.47        --
CHARTER/SM/ REAL ASSETS...........................  1.25%          B         $ 86.44        --

CHARTER/SM/ SMALL CAP GROWTH......................  0.50%          B         $168.45        --
CHARTER/SM/ SMALL CAP GROWTH......................  0.70%          B         $164.68         1
CHARTER/SM/ SMALL CAP GROWTH......................  0.90%          B         $161.00         5
CHARTER/SM/ SMALL CAP GROWTH......................  0.95%          B         $160.09        11
CHARTER/SM/ SMALL CAP GROWTH......................  1.00%          B         $159.19        --
CHARTER/SM/ SMALL CAP GROWTH......................  1.10%          B         $157.39         3
CHARTER/SM/ SMALL CAP GROWTH......................  1.20%          B         $155.61        19
CHARTER/SM/ SMALL CAP GROWTH......................  1.25%          B         $105.40         7
CHARTER/SM/ SMALL CAP GROWTH......................  1.30%          B         $120.53         1
CHARTER/SM/ SMALL CAP GROWTH+.....................  1.34%          B         $152.21        12
CHARTER/SM/ SMALL CAP GROWTH......................  1.34%          B         $153.16       206
CHARTER/SM/ SMALL CAP GROWTH......................  1.35%          B         $152.98        --
CHARTER/SM/ SMALL CAP GROWTH......................  1.45%          B         $151.25        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
CHARTER/SM/ SMALL CAP VALUE.......................  0.50%          B         $219.62          1
CHARTER/SM/ SMALL CAP VALUE.......................  0.70%          B         $225.90          1
CHARTER/SM/ SMALL CAP VALUE.......................  0.90%          B         $218.57         11
CHARTER/SM/ SMALL CAP VALUE.......................  0.95%          B         $171.06         22
CHARTER/SM/ SMALL CAP VALUE.......................  1.00%          B         $215.00         --
CHARTER/SM/ SMALL CAP VALUE.......................  1.10%          B         $211.47          2
CHARTER/SM/ SMALL CAP VALUE.......................  1.20%          B         $207.98         31
CHARTER/SM/ SMALL CAP VALUE.......................  1.25%          B         $ 93.71          4
CHARTER/SM/ SMALL CAP VALUE.......................  1.30%          B         $102.19         --
CHARTER/SM/ SMALL CAP VALUE+......................  1.34%          B         $201.50         15
CHARTER/SM/ SMALL CAP VALUE.......................  1.34%          B         $203.22        417
CHARTER/SM/ SMALL CAP VALUE.......................  1.35%          B         $202.88         --
CHARTER/SM/ SMALL CAP VALUE.......................  1.45%          B         $156.45         --

EQ/BLACKROCK BASIC VALUE EQUITY...................  0.50%          B         $220.27          9
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.70%          B         $271.73          9
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.80%          B         $253.64         --
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.90%          B         $256.30         14
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.90%          B         $262.33         82
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.95%          B         $217.25         69
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.00%          B         $257.76          1
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.10%          B         $253.24         31
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.20%          B         $246.91        602
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.20%          B         $248.79         79
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.25%          B         $120.15        220
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.30%          B         $136.00          7
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.34%          B         $314.30      1,269
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.35%          B         $242.27          5
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.45%          B         $236.23          1

EQ/BOSTON ADVISORS EQUITY INCOME..................  0.50%          B         $186.71         16
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.70%          B         $182.54          1
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.80%          B         $264.32         --
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.90%          B         $178.46         23
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.95%          B         $177.45         19
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.00%          B         $176.45         --
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.10%          B         $174.46          8
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.20%          B         $172.48        130
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.25%          B         $123.45         28
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.30%          B         $139.08          5
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.34%          B         $169.77        374
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.35%          B         $169.57         --
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.45%          B         $167.65         --

EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.00%          B         $162.21         --
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.40%          B         $153.66          4
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.50%          B         $132.02          1
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.70%          B         $144.57          2
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.90%          B         $139.88          8
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.95%          B         $177.87          4
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.00%          B         $137.59         --
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.10%          B         $135.32          3
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.20%          B         $133.09         65
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.25%          B         $133.05          8
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.30%          B         $146.31          1
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.34%          B         $130.04        233
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.45%          B         $165.49         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/CAPITAL GUARDIAN RESEARCH......................  0.70%          B         $219.27          2
EQ/CAPITAL GUARDIAN RESEARCH......................  0.90%          B         $212.16         14
EQ/CAPITAL GUARDIAN RESEARCH......................  0.95%          B         $210.41         34
EQ/CAPITAL GUARDIAN RESEARCH......................  1.10%          B         $205.26          2
EQ/CAPITAL GUARDIAN RESEARCH......................  1.20%          B         $201.88        139
EQ/CAPITAL GUARDIAN RESEARCH......................  1.25%          B         $141.37        127
EQ/CAPITAL GUARDIAN RESEARCH......................  1.30%          B         $154.09          1
EQ/CAPITAL GUARDIAN RESEARCH......................  1.34%          B         $197.26        690
EQ/CAPITAL GUARDIAN RESEARCH......................  1.35%          B         $196.93          1
EQ/CAPITAL GUARDIAN RESEARCH......................  1.45%          B         $193.68          1

EQ/COMMON STOCK INDEX.............................  0.70%          A         $225.87         23
EQ/COMMON STOCK INDEX+............................  0.74%          A         $729.78         42
EQ/COMMON STOCK INDEX+............................  0.74%          A         $790.51         16
EQ/COMMON STOCK INDEX.............................  0.90%          A         $315.63         43
EQ/COMMON STOCK INDEX.............................  1.20%          A         $254.85         24
EQ/COMMON STOCK INDEX.............................  1.35%          A         $388.12        901
EQ/COMMON STOCK INDEX.............................  1.35%          A         $405.53         14
EQ/COMMON STOCK INDEX+............................  1.40%          A         $509.85      3,160
EQ/COMMON STOCK INDEX.............................  1.45%          A         $155.18         14
EQ/COMMON STOCK INDEX.............................  0.40%          B         $149.47         11
EQ/COMMON STOCK INDEX.............................  0.50%          B         $145.49          1
EQ/COMMON STOCK INDEX.............................  0.70%          B         $148.85         --
EQ/COMMON STOCK INDEX.............................  0.80%          B         $289.08         --
EQ/COMMON STOCK INDEX.............................  0.90%          B         $150.85         13
EQ/COMMON STOCK INDEX.............................  0.90%          B         $168.82         45
EQ/COMMON STOCK INDEX.............................  0.95%          B         $142.85        150
EQ/COMMON STOCK INDEX.............................  1.00%          B         $245.21         --
EQ/COMMON STOCK INDEX.............................  1.10%          B         $139.35         14
EQ/COMMON STOCK INDEX.............................  1.20%          B         $156.84        494
EQ/COMMON STOCK INDEX.............................  1.25%          B         $123.84        129
EQ/COMMON STOCK INDEX.............................  1.30%          B         $137.96         13

EQ/CORE BOND INDEX................................  0.40%          B         $101.08          9
EQ/CORE BOND INDEX................................  0.50%          B         $129.27          5
EQ/CORE BOND INDEX................................  0.70%          B         $125.66          3
EQ/CORE BOND INDEX................................  0.90%          B         $122.14         35
EQ/CORE BOND INDEX................................  0.95%          B         $121.28         80
EQ/CORE BOND INDEX................................  1.00%          B         $120.43         --
EQ/CORE BOND INDEX................................  1.10%          B         $118.72         17
EQ/CORE BOND INDEX................................  1.20%          B         $117.04        187
EQ/CORE BOND INDEX................................  1.25%          B         $100.01         51
EQ/CORE BOND INDEX................................  1.30%          B         $ 99.97          4
EQ/CORE BOND INDEX................................  1.34%          B         $114.73        572
EQ/CORE BOND INDEX................................  1.35%          B         $114.57         --
EQ/CORE BOND INDEX................................  1.45%          B         $112.94         --

EQ/EMERGING MARKETS EQUITY PLUS...................  0.50%          B         $ 74.51         --
EQ/EMERGING MARKETS EQUITY PLUS...................  0.70%          B         $ 74.11         --
EQ/EMERGING MARKETS EQUITY PLUS...................  0.90%          B         $ 73.72          1
EQ/EMERGING MARKETS EQUITY PLUS...................  0.95%          B         $ 73.62         --
EQ/EMERGING MARKETS EQUITY PLUS...................  1.00%          B         $ 73.52         --
EQ/EMERGING MARKETS EQUITY PLUS...................  1.10%          B         $ 73.33          1
EQ/EMERGING MARKETS EQUITY PLUS...................  1.20%          B         $ 73.13         21
EQ/EMERGING MARKETS EQUITY PLUS...................  1.25%          B         $ 73.03          3
EQ/EMERGING MARKETS EQUITY PLUS...................  1.34%          B         $ 72.86         28

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/EQUITY 500 INDEX...............................  0.70%          A         $250.07         18
EQ/EQUITY 500 INDEX...............................  0.90%          A         $349.87         74
EQ/EQUITY 500 INDEX...............................  1.20%          A         $283.09         54
EQ/EQUITY 500 INDEX...............................  1.34%          A         $461.99      1,890
EQ/EQUITY 500 INDEX...............................  1.35%          A         $460.97          8
EQ/EQUITY 500 INDEX...............................  1.45%          A         $173.28          6
EQ/EQUITY 500 INDEX...............................  0.40%          B         $149.79         45
EQ/EQUITY 500 INDEX...............................  0.50%          B         $163.85          7
EQ/EQUITY 500 INDEX...............................  0.70%          B         $163.98         --
EQ/EQUITY 500 INDEX...............................  0.80%          B         $285.34         --
EQ/EQUITY 500 INDEX...............................  0.90%          B         $187.73         36
EQ/EQUITY 500 INDEX...............................  0.95%          B         $157.37        105
EQ/EQUITY 500 INDEX...............................  1.00%          B         $237.79          1
EQ/EQUITY 500 INDEX...............................  1.10%          B         $153.52         44
EQ/EQUITY 500 INDEX...............................  1.20%          B         $175.11        987
EQ/EQUITY 500 INDEX...............................  1.25%          B         $135.82        244
EQ/EQUITY 500 INDEX...............................  1.30%          B         $152.10          9

EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.50%          B         $158.62         --
EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.70%          B         $155.25         --
EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.90%          B         $151.95          7
EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.95%          B         $151.14         11
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.10%          B         $148.71          4
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.20%          B         $147.11          8
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.25%          B         $117.63         12
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.30%          B         $128.06          1
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.34%          B         $144.84          1
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.34%          B         $144.91         83
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.45%          B         $143.19         --

EQ/GAMCO SMALL COMPANY VALUE......................  0.40%          B         $144.27          4
EQ/GAMCO SMALL COMPANY VALUE......................  0.50%          B         $291.02          5
EQ/GAMCO SMALL COMPANY VALUE......................  0.70%          B         $284.51          8
EQ/GAMCO SMALL COMPANY VALUE......................  0.80%          B         $332.18         --
EQ/GAMCO SMALL COMPANY VALUE......................  0.90%          B         $278.15        114
EQ/GAMCO SMALL COMPANY VALUE......................  0.95%          B         $276.59         48
EQ/GAMCO SMALL COMPANY VALUE......................  1.00%          B         $275.03          4
EQ/GAMCO SMALL COMPANY VALUE......................  1.10%          B         $271.92         37
EQ/GAMCO SMALL COMPANY VALUE......................  1.20%          B         $268.85        744
EQ/GAMCO SMALL COMPANY VALUE......................  1.25%          B         $171.00        202
EQ/GAMCO SMALL COMPANY VALUE......................  1.30%          B         $202.11         10
EQ/GAMCO SMALL COMPANY VALUE......................  1.34%          B         $264.61      1,490
EQ/GAMCO SMALL COMPANY VALUE......................  1.35%          B         $264.30          2
EQ/GAMCO SMALL COMPANY VALUE......................  1.45%          B         $261.31          1

EQ/GLOBAL BOND PLUS...............................  0.50%          B         $124.21          3
EQ/GLOBAL BOND PLUS...............................  0.70%          B         $121.67          2
EQ/GLOBAL BOND PLUS...............................  0.80%          B         $112.57         --
EQ/GLOBAL BOND PLUS...............................  0.90%          B         $119.19         25
EQ/GLOBAL BOND PLUS...............................  0.95%          B         $118.58         41
EQ/GLOBAL BOND PLUS...............................  1.00%          B         $117.97         --
EQ/GLOBAL BOND PLUS...............................  1.10%          B         $116.75         28
EQ/GLOBAL BOND PLUS...............................  1.20%          B         $115.55         87

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/GLOBAL BOND PLUS...............................  1.25%          B         $115.64         47
EQ/GLOBAL BOND PLUS...............................  1.30%          B         $117.07          2
EQ/GLOBAL BOND PLUS...............................  1.34%          B         $113.88        281
EQ/GLOBAL BOND PLUS...............................  1.35%          B         $113.76         --
EQ/GLOBAL BOND PLUS...............................  1.45%          B         $112.59         --

EQ/HIGH YIELD BOND................................  0.50%          B         $ 99.58          1
EQ/HIGH YIELD BOND................................  0.70%          B         $ 99.05         --
EQ/HIGH YIELD BOND................................  0.80%          B         $ 98.79         --
EQ/HIGH YIELD BOND................................  0.90%          B         $ 98.52          1
EQ/HIGH YIELD BOND................................  0.95%          B         $ 98.39          3
EQ/HIGH YIELD BOND................................  1.00%          B         $ 98.26         --
EQ/HIGH YIELD BOND................................  1.10%          B         $ 98.00         --
EQ/HIGH YIELD BOND................................  1.20%          B         $ 97.73         28
EQ/HIGH YIELD BOND................................  1.25%          B         $ 97.60          8
EQ/HIGH YIELD BOND................................  1.34%          B         $ 97.37         14

EQ/INTERMEDIATE GOVERNMENT BOND...................  0.70%          A         $164.77          1
EQ/INTERMEDIATE GOVERNMENT BOND+..................  0.74%          A         $ 94.46         11
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.90%          A         $174.77          6
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.20%          A         $157.03          2
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.34%          A         $173.02        253
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.35%          A         $166.61          2
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.45%          A         $138.68         --
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.00%          B         $100.25         --
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.50%          B         $147.23          1
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.90%          B         $147.64          1
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.95%          B         $143.68         32
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.00%          B         $115.82         --
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.10%          B         $140.17          9
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.20%          B         $140.14         32
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.25%          B         $107.00         29
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.30%          B         $107.27         --

EQ/INTERNATIONAL EQUITY INDEX.....................  0.70%          A         $132.45          8
EQ/INTERNATIONAL EQUITY INDEX.....................  0.90%          A         $140.22         59
EQ/INTERNATIONAL EQUITY INDEX.....................  1.20%          A         $121.06         17
EQ/INTERNATIONAL EQUITY INDEX.....................  1.34%          A         $133.40      2,344
EQ/INTERNATIONAL EQUITY INDEX.....................  1.35%          A         $133.12         12
EQ/INTERNATIONAL EQUITY INDEX.....................  1.45%          A         $103.41          2
EQ/INTERNATIONAL EQUITY INDEX.....................  0.40%          B         $120.13          3
EQ/INTERNATIONAL EQUITY INDEX.....................  0.50%          B         $111.62          3
EQ/INTERNATIONAL EQUITY INDEX.....................  0.80%          B         $184.46         --
EQ/INTERNATIONAL EQUITY INDEX.....................  0.90%          B         $113.94         19
EQ/INTERNATIONAL EQUITY INDEX.....................  0.95%          B         $109.05         95
EQ/INTERNATIONAL EQUITY INDEX.....................  1.00%          B         $165.48         --
EQ/INTERNATIONAL EQUITY INDEX.....................  1.10%          B         $106.38         17
EQ/INTERNATIONAL EQUITY INDEX.....................  1.20%          B         $104.38        143
EQ/INTERNATIONAL EQUITY INDEX.....................  1.25%          B         $ 64.89         71
EQ/INTERNATIONAL EQUITY INDEX.....................  1.30%          B         $ 78.31          9

EQ/INVESCO COMSTOCK...............................  0.50%          B         $168.39          3
EQ/INVESCO COMSTOCK...............................  0.70%          B         $164.81          1
EQ/INVESCO COMSTOCK...............................  0.90%          B         $161.31         28

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/INVESCO COMSTOCK...............................  0.95%          B         $160.44         26
EQ/INVESCO COMSTOCK...............................  1.00%          B         $159.58         --
EQ/INVESCO COMSTOCK...............................  1.10%          B         $157.87         21
EQ/INVESCO COMSTOCK...............................  1.20%          B         $156.17        144
EQ/INVESCO COMSTOCK...............................  1.25%          B         $122.25         43
EQ/INVESCO COMSTOCK...............................  1.30%          B         $133.40          1
EQ/INVESCO COMSTOCK...............................  1.34%          B         $153.83        451
EQ/INVESCO COMSTOCK...............................  1.35%          B         $153.66         --
EQ/INVESCO COMSTOCK...............................  1.45%          B         $152.01         --

EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.40%          B         $156.83          2
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.50%          B         $189.89          5
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.70%          B         $186.53          1
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.80%          B         $282.24         --
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.90%          B         $178.11          1
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.90%          B         $180.08         11
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.95%          B         $165.91         10
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.00%          B         $176.94         --
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.10%          B         $173.83          5
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.20%          B         $168.98         51
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.20%          B         $170.78         13
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.25%          B         $121.71         23
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.30%          B         $136.82          1
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.34%          B         $210.22        235
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.35%          B         $166.31          2
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.45%          B         $161.67          1

EQ/LARGE CAP GROWTH INDEX.........................  0.50%          B         $132.85          1
EQ/LARGE CAP GROWTH INDEX.........................  0.70%          B         $142.78          3
EQ/LARGE CAP GROWTH INDEX.........................  0.80%          B         $303.73         --
EQ/LARGE CAP GROWTH INDEX.........................  0.90%          B         $138.15         44
EQ/LARGE CAP GROWTH INDEX.........................  0.95%          B         $137.01         59
EQ/LARGE CAP GROWTH INDEX.........................  1.00%          B         $135.89         --
EQ/LARGE CAP GROWTH INDEX.........................  1.10%          B         $133.66         20
EQ/LARGE CAP GROWTH INDEX.........................  1.20%          B         $131.46        292
EQ/LARGE CAP GROWTH INDEX.........................  1.25%          B         $173.52         32
EQ/LARGE CAP GROWTH INDEX.........................  1.30%          B         $192.69          1
EQ/LARGE CAP GROWTH INDEX.........................  1.34%          B         $128.44      1,064
EQ/LARGE CAP GROWTH INDEX.........................  1.35%          B         $128.23          1
EQ/LARGE CAP GROWTH INDEX.........................  1.45%          B         $126.12          1

EQ/LARGE CAP VALUE INDEX..........................  0.50%          B         $ 99.19          1
EQ/LARGE CAP VALUE INDEX..........................  0.70%          B         $ 97.16          2
EQ/LARGE CAP VALUE INDEX..........................  0.90%          B         $ 95.17         43
EQ/LARGE CAP VALUE INDEX..........................  0.95%          B         $ 94.68         27
EQ/LARGE CAP VALUE INDEX..........................  1.00%          B         $ 94.20         --
EQ/LARGE CAP VALUE INDEX..........................  1.10%          B         $ 93.23         14
EQ/LARGE CAP VALUE INDEX..........................  1.20%          B         $ 92.26        159
EQ/LARGE CAP VALUE INDEX..........................  1.25%          B         $ 77.38         39
EQ/LARGE CAP VALUE INDEX..........................  1.30%          B         $ 84.80          1
EQ/LARGE CAP VALUE INDEX..........................  1.34%          B         $ 90.93        411
EQ/LARGE CAP VALUE INDEX..........................  1.35%          B         $ 90.84         --
EQ/LARGE CAP VALUE INDEX..........................  1.45%          B         $ 89.90         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/MFS INTERNATIONAL GROWTH.......................  0.40%          B         $115.90          4
EQ/MFS INTERNATIONAL GROWTH.......................  0.50%          B         $174.90         --
EQ/MFS INTERNATIONAL GROWTH.......................  0.70%          B         $171.18          3
EQ/MFS INTERNATIONAL GROWTH.......................  0.80%          B         $204.44         --
EQ/MFS INTERNATIONAL GROWTH.......................  0.90%          B         $167.54         41
EQ/MFS INTERNATIONAL GROWTH.......................  0.95%          B         $166.64         14
EQ/MFS INTERNATIONAL GROWTH.......................  1.00%          B         $165.75          1
EQ/MFS INTERNATIONAL GROWTH.......................  1.10%          B         $163.97         11
EQ/MFS INTERNATIONAL GROWTH.......................  1.20%          B         $162.20        164
EQ/MFS INTERNATIONAL GROWTH.......................  1.25%          B         $100.02         31
EQ/MFS INTERNATIONAL GROWTH.......................  1.30%          B         $119.18          2
EQ/MFS INTERNATIONAL GROWTH.......................  1.34%          B         $159.71         20
EQ/MFS INTERNATIONAL GROWTH.......................  1.34%          B         $159.77        328
EQ/MFS INTERNATIONAL GROWTH.......................  1.35%          B         $159.60         --
EQ/MFS INTERNATIONAL GROWTH.......................  1.45%          B         $157.88         --

EQ/MID CAP INDEX..................................  0.40%          B         $145.75         43
EQ/MID CAP INDEX..................................  0.50%          B         $200.01          1
EQ/MID CAP INDEX..................................  0.70%          B         $189.46          9
EQ/MID CAP INDEX..................................  0.80%          B         $307.49         --
EQ/MID CAP INDEX..................................  0.90%          B         $183.70         98
EQ/MID CAP INDEX..................................  0.95%          B         $182.28         62
EQ/MID CAP INDEX..................................  1.00%          B         $180.88          2
EQ/MID CAP INDEX..................................  1.10%          B         $178.10         17
EQ/MID CAP INDEX..................................  1.20%          B         $175.35        445
EQ/MID CAP INDEX..................................  1.25%          B         $120.05        151
EQ/MID CAP INDEX..................................  1.30%          B         $140.23          4
EQ/MID CAP INDEX..................................  1.34%          B         $171.58      1,835
EQ/MID CAP INDEX..................................  1.35%          B         $171.31         --
EQ/MID CAP INDEX..................................  1.45%          B         $168.67         --

EQ/MONEY MARKET++.................................  0.00%          A         $  1.00        338
EQ/MONEY MARKET++.................................  0.70%          A         $  1.00          1
EQ/MONEY MARKET...................................  0.70%          A         $130.18          1
EQ/MONEY MARKET...................................  0.74%          A         $ 45.73         23
EQ/MONEY MARKET++.................................  0.90%          A         $  1.00         11
EQ/MONEY MARKET...................................  0.90%          A         $134.65         33
EQ/MONEY MARKET++.................................  1.20%          A         $  1.00         --
EQ/MONEY MARKET...................................  1.20%          A         $123.32          1
EQ/MONEY MARKET++.................................  1.34%          A         $  1.00         --
EQ/MONEY MARKET...................................  1.35%          A         $132.78         76
EQ/MONEY MARKET...................................  1.35%          A         $133.41         13
EQ/MONEY MARKET...................................  1.40%          A         $ 33.61        769
EQ/MONEY MARKET...................................  1.45%          A         $110.42         --
EQ/MONEY MARKET++.................................  0.00%          B         $  1.00        733
EQ/MONEY MARKET++.................................  0.40%          B         $  1.00         10
EQ/MONEY MARKET...................................  0.40%          B         $ 98.66          2
EQ/MONEY MARKET++.................................  0.50%          B         $  1.00          1
EQ/MONEY MARKET...................................  0.50%          B         $114.55          3
EQ/MONEY MARKET++.................................  0.80%          B         $  1.00         --
EQ/MONEY MARKET++.................................  0.90%          B         $  1.00          6
EQ/MONEY MARKET...................................  0.90%          B         $106.94         --
EQ/MONEY MARKET...................................  0.90%          B         $118.22          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/MONEY MARKET...................................  0.95%          B         $112.49         76
EQ/MONEY MARKET++.................................  1.00%          B         $  1.00         --
EQ/MONEY MARKET...................................  1.00%          B         $101.96         --
EQ/MONEY MARKET++.................................  1.10%          B         $  1.00        313
EQ/MONEY MARKET...................................  1.10%          B         $109.74         30
EQ/MONEY MARKET++.................................  1.20%          B         $  1.00      3,250
EQ/MONEY MARKET...................................  1.20%          B         $112.00         40
EQ/MONEY MARKET...................................  1.25%          B         $ 93.76         68
EQ/MONEY MARKET...................................  1.30%          B         $ 95.72          4

EQ/MORGAN STANLEY MID CAP GROWTH..................  0.40%          B         $132.15          1
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.50%          B         $226.11         --
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.70%          B         $221.30          4
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.80%          B         $275.88         --
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.90%          B         $216.60         71
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.95%          B         $215.44         20
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.00%          B         $214.28          1
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.10%          B         $211.98         25
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.20%          B         $209.70        392
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.25%          B         $136.54        130
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.30%          B         $161.49          4
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.34%          B         $206.56        692
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.35%          B         $206.33          1
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.45%          B         $204.11         --

EQ/OPPENHEIMER GLOBAL.............................  0.50%          B         $155.20          4
EQ/OPPENHEIMER GLOBAL.............................  0.70%          B         $152.31          2
EQ/OPPENHEIMER GLOBAL.............................  0.90%          B         $149.48         19
EQ/OPPENHEIMER GLOBAL.............................  0.95%          B         $148.78         17
EQ/OPPENHEIMER GLOBAL.............................  1.00%          B         $148.09          1
EQ/OPPENHEIMER GLOBAL.............................  1.10%          B         $146.70         18
EQ/OPPENHEIMER GLOBAL.............................  1.20%          B         $145.32        258
EQ/OPPENHEIMER GLOBAL.............................  1.25%          B         $119.21         78
EQ/OPPENHEIMER GLOBAL.............................  1.30%          B         $136.55          2
EQ/OPPENHEIMER GLOBAL.............................  1.34%          B         $143.41        453
EQ/OPPENHEIMER GLOBAL.............................  1.45%          B         $141.93         --

EQ/PIMCO GLOBAL REAL RETURN.......................  0.50%          B         $ 95.12         10
EQ/PIMCO GLOBAL REAL RETURN.......................  0.70%          B         $ 94.62          1
EQ/PIMCO GLOBAL REAL RETURN.......................  0.90%          B         $ 94.11         11
EQ/PIMCO GLOBAL REAL RETURN.......................  0.95%          B         $ 93.99          6
EQ/PIMCO GLOBAL REAL RETURN.......................  1.00%          B         $ 93.86         --
EQ/PIMCO GLOBAL REAL RETURN.......................  1.10%          B         $ 93.61          7
EQ/PIMCO GLOBAL REAL RETURN.......................  1.20%          B         $ 93.36         57
EQ/PIMCO GLOBAL REAL RETURN.......................  1.25%          B         $ 93.24         32
EQ/PIMCO GLOBAL REAL RETURN.......................  1.34%          B         $ 93.01         60
EQ/PIMCO GLOBAL REAL RETURN.......................  1.45%          B         $ 92.74         --

EQ/PIMCO ULTRA SHORT BOND.........................  1.10%          A         $ 96.03          1
EQ/PIMCO ULTRA SHORT BOND.........................  0.50%          B         $112.26          4
EQ/PIMCO ULTRA SHORT BOND.........................  0.70%          B         $109.88          6
EQ/PIMCO ULTRA SHORT BOND.........................  0.80%          B         $103.49         --
EQ/PIMCO ULTRA SHORT BOND.........................  0.90%          B         $107.54         33

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.........................  0.95%          B         $ 106.96        74
EQ/PIMCO ULTRA SHORT BOND.........................  1.00%          B         $ 106.39        --
EQ/PIMCO ULTRA SHORT BOND.........................  1.10%          B         $ 105.25        42
EQ/PIMCO ULTRA SHORT BOND.........................  1.20%          B         $ 104.12       168
EQ/PIMCO ULTRA SHORT BOND.........................  1.25%          B         $ 104.89        62
EQ/PIMCO ULTRA SHORT BOND.........................  1.30%          B         $ 104.13         2
EQ/PIMCO ULTRA SHORT BOND.........................  1.34%          B         $ 102.56       466
EQ/PIMCO ULTRA SHORT BOND.........................  1.35%          B         $ 102.44        --
EQ/PIMCO ULTRA SHORT BOND.........................  1.45%          B         $ 101.34        --

EQ/QUALITY BOND PLUS..............................  0.70%          A         $ 166.85         1
EQ/QUALITY BOND PLUS..............................  0.90%          A         $ 182.64        11
EQ/QUALITY BOND PLUS..............................  1.20%          A         $ 160.31         2
EQ/QUALITY BOND PLUS..............................  1.34%          A         $ 176.98       375
EQ/QUALITY BOND PLUS..............................  1.35%          A         $ 186.39         2
EQ/QUALITY BOND PLUS..............................  1.45%          A         $ 138.34        --
EQ/QUALITY BOND PLUS..............................  0.50%          B         $ 147.94         2
EQ/QUALITY BOND PLUS..............................  0.80%          B         $ 112.96        --
EQ/QUALITY BOND PLUS..............................  0.90%          B         $ 147.35         2
EQ/QUALITY BOND PLUS..............................  0.95%          B         $ 144.63        46
EQ/QUALITY BOND PLUS..............................  1.00%          B         $ 116.66        --
EQ/QUALITY BOND PLUS..............................  1.10%          B         $ 141.09        10
EQ/QUALITY BOND PLUS..............................  1.20%          B         $ 140.00        77
EQ/QUALITY BOND PLUS..............................  1.25%          B         $ 103.25        21
EQ/QUALITY BOND PLUS..............................  1.30%          B         $ 103.23         1

EQ/SMALL COMPANY INDEX............................  0.40%          B         $ 142.42        42
EQ/SMALL COMPANY INDEX............................  0.50%          B         $ 254.21        --
EQ/SMALL COMPANY INDEX............................  0.70%          B         $ 247.10         4
EQ/SMALL COMPANY INDEX............................  0.90%          B         $ 240.19        34
EQ/SMALL COMPANY INDEX............................  0.95%          B         $ 238.49        21
EQ/SMALL COMPANY INDEX............................  1.00%          B         $ 236.81        --
EQ/SMALL COMPANY INDEX............................  1.10%          B         $ 233.46        10
EQ/SMALL COMPANY INDEX............................  1.20%          B         $ 230.15       173
EQ/SMALL COMPANY INDEX............................  1.25%          B         $ 130.35        79
EQ/SMALL COMPANY INDEX............................  1.30%          B         $ 143.37         2
EQ/SMALL COMPANY INDEX............................  1.34%          B         $ 225.61       719
EQ/SMALL COMPANY INDEX............................  1.35%          B         $ 225.29         1
EQ/SMALL COMPANY INDEX............................  1.45%          B         $ 222.09        --

EQ/T. ROWE PRICE GROWTH STOCK.....................  0.40%          B         $ 165.55        25
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.50%          B         $ 208.58         1
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.70%          B         $ 203.92         5
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.80%          B         $ 317.05        --
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.90%          B         $ 199.36        80
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.95%          B         $ 198.23        36
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.00%          B         $ 197.12         5
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.10%          B         $ 194.89        28
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.20%          B         $ 192.69       703
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.25%          B         $ 163.21       194
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.30%          B         $ 176.39         3
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.34%          B         $ 189.65     1,089
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.35%          B         $ 189.43         2
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.45%          B         $ 187.29        --

EQ/UBS GROWTH & INCOME............................  0.50%          B         $ 196.36        --
EQ/UBS GROWTH & INCOME............................  0.70%          B         $ 191.97         3

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/UBS GROWTH & INCOME............................  0.90%          B         $ 187.67        7
EQ/UBS GROWTH & INCOME............................  0.95%          B         $ 186.62        8
EQ/UBS GROWTH & INCOME............................  1.10%          B         $ 183.47        2
EQ/UBS GROWTH & INCOME............................  1.20%          B         $ 181.39       26
EQ/UBS GROWTH & INCOME............................  1.25%          B         $ 126.16       44
EQ/UBS GROWTH & INCOME............................  1.30%          B         $ 139.50        2
EQ/UBS GROWTH & INCOME............................  1.34%          B         $ 178.53      112
EQ/UBS GROWTH & INCOME............................  1.45%          B         $ 176.31       --

EQ/WELLS FARGO OMEGA GROWTH.......................  0.50%          B         $ 189.97       --
EQ/WELLS FARGO OMEGA GROWTH.......................  0.70%          B         $ 190.20        6
EQ/WELLS FARGO OMEGA GROWTH.......................  0.90%          B         $ 184.04       34
EQ/WELLS FARGO OMEGA GROWTH.......................  0.95%          B         $ 182.52       40
EQ/WELLS FARGO OMEGA GROWTH.......................  1.10%          B         $ 178.05       23
EQ/WELLS FARGO OMEGA GROWTH.......................  1.20%          B         $ 175.12       93
EQ/WELLS FARGO OMEGA GROWTH.......................  1.25%          B         $ 177.32       84
EQ/WELLS FARGO OMEGA GROWTH.......................  1.30%          B         $ 202.69        2
EQ/WELLS FARGO OMEGA GROWTH.......................  1.34%          B         $ 171.11      739
EQ/WELLS FARGO OMEGA GROWTH.......................  1.35%          B         $ 170.82        1
EQ/WELLS FARGO OMEGA GROWTH.......................  1.45%          B         $ 168.01       --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.50%   SERVICE CLASS 2  $ 172.00        2
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.70%   SERVICE CLASS 2  $ 170.04       --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.70%   SERVICE CLASS 2  $ 188.56        1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.80%   SERVICE CLASS 2  $ 169.07       --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.90%   SERVICE CLASS 2  $ 168.10       26
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.90%   SERVICE CLASS 2  $ 186.55       47
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.95%   SERVICE CLASS 2  $ 186.05       19
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.00%   SERVICE CLASS 2  $ 167.14        6
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.10%   SERVICE CLASS 2  $ 166.18       28
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.20%   SERVICE CLASS 2  $ 165.23      792
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.20%   SERVICE CLASS 2  $ 183.56       45
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.25%   SERVICE CLASS 2  $ 183.07      157
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.34%   SERVICE CLASS 2  $ 182.18      661
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.45%   SERVICE CLASS 2  $ 144.40       --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  0.50%   SERVICE CLASS 2  $ 157.43        4
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  0.90%   SERVICE CLASS 2  $ 153.86        1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  1.00%   SERVICE CLASS 2  $ 152.98       --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  1.10%   SERVICE CLASS 2  $ 152.10       --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  1.20%   SERVICE CLASS 2  $ 151.22       45

FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.50%   SERVICE CLASS 2  $ 159.43       --
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.80%   SERVICE CLASS 2  $ 156.71       --
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.90%   SERVICE CLASS 2  $ 155.81        2
FIDELITY(R) VIP MID CAP PORTFOLIO.................  1.00%   SERVICE CLASS 2  $ 154.92        1
FIDELITY(R) VIP MID CAP PORTFOLIO.................  1.10%   SERVICE CLASS 2  $ 154.03        3
FIDELITY(R) VIP MID CAP PORTFOLIO.................  1.20%   SERVICE CLASS 2  $ 153.15      185

GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.50%   SERVICE SHARES   $ 158.12        3
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.70%   SERVICE SHARES   $ 134.86       --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.70%   SERVICE SHARES   $ 156.32       --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.80%   SERVICE SHARES   $ 155.42       --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.90%   SERVICE SHARES   $ 133.61       10
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.90%   SERVICE SHARES   $ 154.53        4

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.95%   SERVICE SHARES   $133.29         7
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.00%   SERVICE SHARES   $153.65         1
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.10%   SERVICE SHARES   $152.77         6
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.20%   SERVICE SHARES   $131.74         2
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.20%   SERVICE SHARES   $151.89        91
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.25%   SERVICE SHARES   $131.43        50
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.34%   SERVICE SHARES   $130.88       144

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.00%     SERIES II      $ 98.20        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.50%     SERIES II      $159.08        12
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.70%     SERIES II      $157.26        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.80%     SERIES II      $156.36        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.90%     SERIES II      $155.47         1
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.00%     SERIES II      $154.58        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.10%     SERIES II      $153.69        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.20%     SERIES II      $152.81        65

INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.50%     SERIES II      $148.76        16
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.70%     SERIES II      $145.01         1
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.70%     SERIES II      $147.06        --
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.80%     SERIES II      $146.22        --
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.90%     SERIES II      $143.46        23
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.90%     SERIES II      $145.39         5
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.95%     SERIES II      $143.08        10
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.00%     SERIES II      $144.56         1
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.10%     SERIES II      $143.73        12
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.20%     SERIES II      $141.16         9
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.20%     SERIES II      $142.90       162
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.25%     SERIES II      $140.79        33
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.34%     SERIES II      $140.10       232
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.45%     SERIES II      $121.58        --

INVESCO V.I. HIGH YIELD FUND......................  0.50%     SERIES II      $114.74         4
INVESCO V.I. HIGH YIELD FUND......................  0.70%     SERIES II      $113.67         1
INVESCO V.I. HIGH YIELD FUND......................  0.80%     SERIES II      $113.14        --
INVESCO V.I. HIGH YIELD FUND......................  0.90%     SERIES II      $112.62         7
INVESCO V.I. HIGH YIELD FUND......................  0.95%     SERIES II      $112.35        11
INVESCO V.I. HIGH YIELD FUND......................  1.00%     SERIES II      $112.09        --
INVESCO V.I. HIGH YIELD FUND......................  1.10%     SERIES II      $111.57         6
INVESCO V.I. HIGH YIELD FUND......................  1.20%     SERIES II      $111.04       101
INVESCO V.I. HIGH YIELD FUND......................  1.25%     SERIES II      $110.78        46
INVESCO V.I. HIGH YIELD FUND......................  1.34%     SERIES II      $110.32        79
INVESCO V.I. HIGH YIELD FUND......................  1.45%     SERIES II      $109.75        --

INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.50%     SERIES II      $133.11         4
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.70%     SERIES II      $113.01         1
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.80%     SERIES II      $130.83        --
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.90%     SERIES II      $111.96        15
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.90%     SERIES II      $130.09         5
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.95%     SERIES II      $111.70         9
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.00%     SERIES II      $129.34         1
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.10%     SERIES II      $128.60         5
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.20%     SERIES II      $110.40         8
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.20%     SERIES II      $127.86       199

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.25%      SERIES II     $110.14        16
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.34%      SERIES II     $109.67       187
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.45%      SERIES II     $109.11        --

INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.50%      SERIES II     $135.37        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.70%      SERIES II     $146.96        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.80%      SERIES II     $133.06        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.90%      SERIES II     $132.30         2
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.90%      SERIES II     $145.39         3
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.95%      SERIES II     $145.00         2
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.00%      SERIES II     $131.54        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.10%      SERIES II     $130.79         3
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.20%      SERIES II     $130.03        37
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.20%      SERIES II     $143.06         4
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.25%      SERIES II     $142.67         9
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.34%      SERIES II     $141.98        47
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.45%      SERIES II     $113.79        --

INVESCO V.I. SMALL CAP EQUITY FUND................  0.50%      SERIES II     $157.96        --
INVESCO V.I. SMALL CAP EQUITY FUND................  0.70%      SERIES II     $156.16        --
INVESCO V.I. SMALL CAP EQUITY FUND................  0.70%      SERIES II     $178.55        --
INVESCO V.I. SMALL CAP EQUITY FUND................  0.90%      SERIES II     $154.38         1
INVESCO V.I. SMALL CAP EQUITY FUND................  0.90%      SERIES II     $176.64         1
INVESCO V.I. SMALL CAP EQUITY FUND................  0.95%      SERIES II     $176.17         1
INVESCO V.I. SMALL CAP EQUITY FUND................  1.00%      SERIES II     $153.50        --
INVESCO V.I. SMALL CAP EQUITY FUND................  1.10%      SERIES II     $152.61         1
INVESCO V.I. SMALL CAP EQUITY FUND................  1.20%      SERIES II     $151.73        20
INVESCO V.I. SMALL CAP EQUITY FUND................  1.20%      SERIES II     $173.81         1
INVESCO V.I. SMALL CAP EQUITY FUND................  1.25%      SERIES II     $173.34         4
INVESCO V.I. SMALL CAP EQUITY FUND................  1.34%      SERIES II     $172.50        23

IVY FUNDS VIP ENERGY..............................  0.40%    COMMON SHARES   $ 88.18         5
IVY FUNDS VIP ENERGY..............................  0.50%    COMMON SHARES   $ 91.23         5
IVY FUNDS VIP ENERGY..............................  0.70%    COMMON SHARES   $ 90.19        --
IVY FUNDS VIP ENERGY..............................  0.70%    COMMON SHARES   $101.98         3
IVY FUNDS VIP ENERGY..............................  0.80%    COMMON SHARES   $ 89.67        --
IVY FUNDS VIP ENERGY..............................  0.90%    COMMON SHARES   $ 89.16         4
IVY FUNDS VIP ENERGY..............................  0.90%    COMMON SHARES   $100.89        11
IVY FUNDS VIP ENERGY..............................  0.95%    COMMON SHARES   $100.62         7
IVY FUNDS VIP ENERGY..............................  1.00%    COMMON SHARES   $ 88.65        --
IVY FUNDS VIP ENERGY..............................  1.10%    COMMON SHARES   $ 88.14        12
IVY FUNDS VIP ENERGY..............................  1.20%    COMMON SHARES   $ 87.63       142
IVY FUNDS VIP ENERGY..............................  1.20%    COMMON SHARES   $ 99.27        21
IVY FUNDS VIP ENERGY..............................  1.25%    COMMON SHARES   $ 99.01        20
IVY FUNDS VIP ENERGY..............................  1.34%    COMMON SHARES   $ 98.52       186
IVY FUNDS VIP ENERGY..............................  1.45%    COMMON SHARES   $ 73.88        --

IVY FUNDS VIP HIGH INCOME.........................  0.50%    COMMON SHARES   $136.58        12
IVY FUNDS VIP HIGH INCOME.........................  0.70%    COMMON SHARES   $135.12         2
IVY FUNDS VIP HIGH INCOME.........................  0.80%    COMMON SHARES   $134.40        --
IVY FUNDS VIP HIGH INCOME.........................  0.90%    COMMON SHARES   $133.68        66
IVY FUNDS VIP HIGH INCOME.........................  0.95%    COMMON SHARES   $133.32        41
IVY FUNDS VIP HIGH INCOME.........................  1.00%    COMMON SHARES   $132.96         3
IVY FUNDS VIP HIGH INCOME.........................  1.10%    COMMON SHARES   $132.25        32

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
IVY FUNDS VIP HIGH INCOME.........................  1.20%   COMMON SHARES    $131.53       439
IVY FUNDS VIP HIGH INCOME.........................  1.25%   COMMON SHARES    $131.18       200
IVY FUNDS VIP HIGH INCOME.........................  1.34%   COMMON SHARES    $130.54       445
IVY FUNDS VIP HIGH INCOME.........................  1.45%   COMMON SHARES    $115.74        --

IVY FUNDS VIP MID CAP GROWTH......................  0.50%   COMMON SHARES    $132.54         1
IVY FUNDS VIP MID CAP GROWTH......................  0.70%   COMMON SHARES    $131.31         2
IVY FUNDS VIP MID CAP GROWTH......................  0.80%   COMMON SHARES    $130.69        --
IVY FUNDS VIP MID CAP GROWTH......................  0.90%   COMMON SHARES    $130.09        27
IVY FUNDS VIP MID CAP GROWTH......................  0.95%   COMMON SHARES    $129.78         9
IVY FUNDS VIP MID CAP GROWTH......................  1.00%   COMMON SHARES    $129.48         1
IVY FUNDS VIP MID CAP GROWTH......................  1.10%   COMMON SHARES    $128.87         8
IVY FUNDS VIP MID CAP GROWTH......................  1.20%   COMMON SHARES    $128.27       235
IVY FUNDS VIP MID CAP GROWTH......................  1.25%   COMMON SHARES    $127.97        39
IVY FUNDS VIP MID CAP GROWTH......................  1.34%   COMMON SHARES    $127.43       371
IVY FUNDS VIP MID CAP GROWTH......................  1.45%   COMMON SHARES    $126.77        --

IVY FUNDS VIP SMALL CAP GROWTH....................  0.50%   COMMON SHARES    $153.92        --
IVY FUNDS VIP SMALL CAP GROWTH....................  0.70%   COMMON SHARES    $120.51         1
IVY FUNDS VIP SMALL CAP GROWTH....................  0.80%   COMMON SHARES    $151.30        --
IVY FUNDS VIP SMALL CAP GROWTH....................  0.90%   COMMON SHARES    $119.39         3
IVY FUNDS VIP SMALL CAP GROWTH....................  0.90%   COMMON SHARES    $150.43         1
IVY FUNDS VIP SMALL CAP GROWTH....................  0.95%   COMMON SHARES    $119.11         3
IVY FUNDS VIP SMALL CAP GROWTH....................  1.00%   COMMON SHARES    $149.57        --
IVY FUNDS VIP SMALL CAP GROWTH....................  1.10%   COMMON SHARES    $148.71         2
IVY FUNDS VIP SMALL CAP GROWTH....................  1.20%   COMMON SHARES    $117.72         3
IVY FUNDS VIP SMALL CAP GROWTH....................  1.20%   COMMON SHARES    $147.86        44
IVY FUNDS VIP SMALL CAP GROWTH....................  1.25%   COMMON SHARES    $117.45        14
IVY FUNDS VIP SMALL CAP GROWTH....................  1.34%   COMMON SHARES    $116.95        87

LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.50%   SERVICE SHARES   $ 83.53        20
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.70%   SERVICE SHARES   $ 82.64         7
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.80%   SERVICE SHARES   $ 82.19        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.90%   SERVICE SHARES   $ 81.75        69
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.95%   SERVICE SHARES   $ 81.53        33
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.00%   SERVICE SHARES   $ 81.31         4
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.10%   SERVICE SHARES   $ 80.88        34
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.20%   SERVICE SHARES   $ 80.44       626
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.25%   SERVICE SHARES   $ 80.23        64
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.34%   SERVICE SHARES   $ 79.84       724
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.45%   SERVICE SHARES   $ 71.17        --

MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.00%   SERVICE CLASS    $ 97.71        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.50%   SERVICE CLASS    $162.29        21
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.70%   SERVICE CLASS    $160.44        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.70%   SERVICE CLASS    $168.07         5
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.80%   SERVICE CLASS    $159.52        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.90%   SERVICE CLASS    $158.61        16
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.90%   SERVICE CLASS    $166.27        45
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.95%   SERVICE CLASS    $165.83        25
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.00%   SERVICE CLASS    $157.70         4
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.10%   SERVICE CLASS    $156.80        16
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.20%   SERVICE CLASS    $155.90       564
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.20%   SERVICE CLASS    $163.61        15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.25%    SERVICE CLASS   $163.17        58
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.34%    SERVICE CLASS   $162.38       670
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.45%    SERVICE CLASS   $136.90        --

MFS(R) INVESTORS TRUST SERIES.....................  0.50%    SERVICE CLASS   $168.77        --
MFS(R) INVESTORS TRUST SERIES.....................  0.70%    SERVICE CLASS   $187.88        --
MFS(R) INVESTORS TRUST SERIES.....................  0.90%    SERVICE CLASS   $164.95        --
MFS(R) INVESTORS TRUST SERIES.....................  0.90%    SERVICE CLASS   $185.88         2
MFS(R) INVESTORS TRUST SERIES.....................  0.95%    SERVICE CLASS   $185.38         2
MFS(R) INVESTORS TRUST SERIES.....................  1.00%    SERVICE CLASS   $164.00        --
MFS(R) INVESTORS TRUST SERIES.....................  1.10%    SERVICE CLASS   $163.06         1
MFS(R) INVESTORS TRUST SERIES.....................  1.20%    SERVICE CLASS   $162.12        31
MFS(R) INVESTORS TRUST SERIES.....................  1.20%    SERVICE CLASS   $182.90         2
MFS(R) INVESTORS TRUST SERIES.....................  1.25%    SERVICE CLASS   $182.41         5
MFS(R) INVESTORS TRUST SERIES.....................  1.34%    SERVICE CLASS   $181.52        25

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.50%    SERVICE CLASS   $196.01        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.70%    SERVICE CLASS   $193.91        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.80%    SERVICE CLASS   $192.88        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.90%    SERVICE CLASS   $191.84         3
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.95%    SERVICE CLASS   $191.33        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.00%    SERVICE CLASS   $190.82        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.10%    SERVICE CLASS   $189.79        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.20%    SERVICE CLASS   $188.77        28
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.25%    SERVICE CLASS   $188.26         3
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.34%    SERVICE CLASS   $187.35        21

MFS(R) TECHNOLOGY PORTFOLIO.......................  0.50%    SERVICE CLASS   $221.00         2
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.70%    SERVICE CLASS   $218.64         5
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.80%    SERVICE CLASS   $217.47        --
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.90%    SERVICE CLASS   $216.30         8
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.95%    SERVICE CLASS   $215.72         5
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.00%    SERVICE CLASS   $215.15        --
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.10%    SERVICE CLASS   $213.99         5
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.20%    SERVICE CLASS   $212.84        89
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.25%    SERVICE CLASS   $212.27        20
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.34%    SERVICE CLASS   $211.24       135
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.45%    SERVICE CLASS   $163.86        --

MFS(R) UTILITIES SERIES...........................  0.40%    SERVICE CLASS   $118.57         6
MFS(R) UTILITIES SERIES...........................  0.50%    SERVICE CLASS   $150.57         1
MFS(R) UTILITIES SERIES...........................  0.70%    SERVICE CLASS   $148.96         1
MFS(R) UTILITIES SERIES...........................  0.80%    SERVICE CLASS   $148.17        --
MFS(R) UTILITIES SERIES...........................  0.90%    SERVICE CLASS   $147.37        27
MFS(R) UTILITIES SERIES...........................  0.95%    SERVICE CLASS   $146.98         9
MFS(R) UTILITIES SERIES...........................  1.00%    SERVICE CLASS   $146.58        --
MFS(R) UTILITIES SERIES...........................  1.10%    SERVICE CLASS   $145.80        11
MFS(R) UTILITIES SERIES...........................  1.20%    SERVICE CLASS   $145.01       195
MFS(R) UTILITIES SERIES...........................  1.25%    SERVICE CLASS   $144.62        72
MFS(R) UTILITIES SERIES...........................  1.34%    SERVICE CLASS   $143.92       276
MFS(R) UTILITIES SERIES...........................  1.45%    SERVICE CLASS   $116.80        --

MULTIMANAGER AGGRESSIVE EQUITY....................  0.70%          A         $133.96         9
MULTIMANAGER AGGRESSIVE EQUITY....................  0.90%          A         $163.29        17
MULTIMANAGER AGGRESSIVE EQUITY....................  0.90%          A         $163.31         2
MULTIMANAGER AGGRESSIVE EQUITY+...................  0.90%          A         $164.04        18

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY....................  1.20%          A         $ 140.71        13
MULTIMANAGER AGGRESSIVE EQUITY+...................  1.34%          A         $ 122.37     3,772
MULTIMANAGER AGGRESSIVE EQUITY....................  1.35%          A         $ 205.80       486
MULTIMANAGER AGGRESSIVE EQUITY....................  1.35%          A         $ 216.67        12
MULTIMANAGER AGGRESSIVE EQUITY....................  1.45%          A         $ 112.97         3
MULTIMANAGER AGGRESSIVE EQUITY....................  0.50%          B         $ 123.67         1
MULTIMANAGER AGGRESSIVE EQUITY+...................  0.90%          B         $ 100.96         9
MULTIMANAGER AGGRESSIVE EQUITY....................  0.90%          B         $ 120.71        15
MULTIMANAGER AGGRESSIVE EQUITY....................  0.95%          B         $ 126.29        46
MULTIMANAGER AGGRESSIVE EQUITY....................  1.00%          B         $ 237.28        --
MULTIMANAGER AGGRESSIVE EQUITY....................  1.10%          B         $ 123.20         8
MULTIMANAGER AGGRESSIVE EQUITY....................  1.20%          B         $ 114.13       107
MULTIMANAGER AGGRESSIVE EQUITY....................  1.25%          B         $ 130.97        15
MULTIMANAGER AGGRESSIVE EQUITY....................  1.30%          B         $ 151.43         2

MULTIMANAGER CORE BOND............................  0.40%          B         $ 101.82         3
MULTIMANAGER CORE BOND............................  0.50%          B         $ 162.72         5
MULTIMANAGER CORE BOND............................  0.70%          B         $ 158.19         2
MULTIMANAGER CORE BOND............................  0.80%          B         $ 124.18        --
MULTIMANAGER CORE BOND............................  0.90%          B         $ 153.79        18
MULTIMANAGER CORE BOND............................  0.95%          B         $ 152.71        83
MULTIMANAGER CORE BOND............................  1.00%          B         $ 151.64         1
MULTIMANAGER CORE BOND............................  1.10%          B         $ 149.51        39
MULTIMANAGER CORE BOND............................  1.20%          B         $ 147.40       200
MULTIMANAGER CORE BOND............................  1.25%          B         $ 128.26        87
MULTIMANAGER CORE BOND............................  1.30%          B         $ 126.81         4
MULTIMANAGER CORE BOND............................  1.34%          B         $ 144.50       390
MULTIMANAGER CORE BOND............................  1.35%          B         $ 144.30         1
MULTIMANAGER CORE BOND............................  1.45%          B         $ 142.26        --

MULTIMANAGER MID CAP GROWTH.......................  0.50%          B         $ 190.66        --
MULTIMANAGER MID CAP GROWTH.......................  0.70%          B         $ 185.36         1
MULTIMANAGER MID CAP GROWTH.......................  0.90%          B         $ 180.20        11
MULTIMANAGER MID CAP GROWTH.......................  0.95%          B         $ 178.94        24
MULTIMANAGER MID CAP GROWTH.......................  1.00%          B         $ 177.68        --
MULTIMANAGER MID CAP GROWTH.......................  1.10%          B         $ 175.18         3
MULTIMANAGER MID CAP GROWTH.......................  1.20%          B         $ 172.71        36
MULTIMANAGER MID CAP GROWTH.......................  1.25%          B         $ 138.65        11
MULTIMANAGER MID CAP GROWTH.......................  1.30%          B         $ 160.67         2
MULTIMANAGER MID CAP GROWTH.......................  1.34%          B         $ 169.32       332
MULTIMANAGER MID CAP GROWTH.......................  1.34%          B         $ 253.22         6
MULTIMANAGER MID CAP GROWTH.......................  1.35%          B         $ 169.07        --
MULTIMANAGER MID CAP GROWTH.......................  1.45%          B         $ 166.69        --

MULTIMANAGER MID CAP VALUE........................  0.40%          B         $ 141.60        --
MULTIMANAGER MID CAP VALUE........................  0.50%          B         $ 215.51        --
MULTIMANAGER MID CAP VALUE........................  0.70%          B         $ 183.05        --
MULTIMANAGER MID CAP VALUE........................  0.70%          B         $ 209.52         1
MULTIMANAGER MID CAP VALUE........................  0.80%          B         $ 271.76        --
MULTIMANAGER MID CAP VALUE........................  0.90%          B         $ 203.69        10
MULTIMANAGER MID CAP VALUE........................  0.95%          B         $ 202.26        19
MULTIMANAGER MID CAP VALUE........................  1.00%          B         $ 200.84        --
MULTIMANAGER MID CAP VALUE........................  1.10%          B         $ 198.01         5
MULTIMANAGER MID CAP VALUE........................  1.20%          B         $ 195.22        26
MULTIMANAGER MID CAP VALUE........................  1.25%          B         $ 123.86        11
MULTIMANAGER MID CAP VALUE........................  1.30%          B         $ 142.12         2
MULTIMANAGER MID CAP VALUE........................  1.34%          B         $ 191.39       203

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
MULTIMANAGER MID CAP VALUE........................  1.34%          B         $ 243.71        4
MULTIMANAGER MID CAP VALUE........................  1.35%          B         $ 191.11       --
MULTIMANAGER MID CAP VALUE........................  1.45%          B         $ 188.42       --

MULTIMANAGER TECHNOLOGY...........................  0.50%          B         $ 217.98        1
MULTIMANAGER TECHNOLOGY...........................  0.70%          B         $ 211.92        2
MULTIMANAGER TECHNOLOGY...........................  0.70%          B         $ 240.45       --
MULTIMANAGER TECHNOLOGY...........................  0.80%          B         $ 324.08       --
MULTIMANAGER TECHNOLOGY...........................  0.90%          B         $ 206.03       14
MULTIMANAGER TECHNOLOGY...........................  0.95%          B         $ 204.58       28
MULTIMANAGER TECHNOLOGY...........................  1.00%          B         $ 203.14       --
MULTIMANAGER TECHNOLOGY...........................  1.10%          B         $ 200.28       10
MULTIMANAGER TECHNOLOGY...........................  1.20%          B         $ 197.46      118
MULTIMANAGER TECHNOLOGY...........................  1.25%          B         $ 163.68       21
MULTIMANAGER TECHNOLOGY...........................  1.30%          B         $ 192.04        2
MULTIMANAGER TECHNOLOGY...........................  1.34%          B         $ 193.58      562
MULTIMANAGER TECHNOLOGY...........................  1.34%          B         $ 300.55        4
MULTIMANAGER TECHNOLOGY...........................  1.35%          B         $ 193.31        1
MULTIMANAGER TECHNOLOGY...........................  1.45%          B         $ 190.58       --

OPPENHEIMER MAIN STREET FUND(R)/VA................  0.50%    SERVICE CLASS   $ 181.37        3
OPPENHEIMER MAIN STREET FUND(R)/VA................  0.90%    SERVICE CLASS   $ 177.26       --
OPPENHEIMER MAIN STREET FUND(R)/VA................  1.10%    SERVICE CLASS   $ 175.24       --
OPPENHEIMER MAIN STREET FUND(R)/VA................  1.20%    SERVICE CLASS   $ 174.23       12

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.00%    ADVISOR CLASS   $  75.98       --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.50%    ADVISOR CLASS   $  60.44        1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.70%    ADVISOR CLASS   $  59.75       --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.90%    ADVISOR CLASS   $  59.07        1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  1.00%    ADVISOR CLASS   $  58.73       --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  1.10%    ADVISOR CLASS   $  58.40        2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  1.20%    ADVISOR CLASS   $  58.06       85

TARGET 2015 ALLOCATION............................  0.50%          B         $ 127.97        3
TARGET 2015 ALLOCATION............................  0.70%          B         $ 125.59       --
TARGET 2015 ALLOCATION............................  0.90%          B         $ 123.26       17
TARGET 2015 ALLOCATION............................  0.95%          B         $ 122.68        3
TARGET 2015 ALLOCATION............................  1.10%          B         $ 120.96        4
TARGET 2015 ALLOCATION............................  1.20%          B         $ 119.82       33
TARGET 2015 ALLOCATION............................  1.25%          B         $ 103.34       21
TARGET 2015 ALLOCATION............................  1.34%          B         $ 118.25      113

TARGET 2025 ALLOCATION............................  0.40%          B         $ 124.12       --
TARGET 2025 ALLOCATION............................  0.50%          B         $ 132.64        6
TARGET 2025 ALLOCATION............................  0.70%          B         $ 130.17        3
TARGET 2025 ALLOCATION............................  0.90%          B         $ 127.75       36
TARGET 2025 ALLOCATION............................  0.95%          B         $ 127.15        9
TARGET 2025 ALLOCATION............................  1.00%          B         $ 126.56       --
TARGET 2025 ALLOCATION............................  1.10%          B         $ 125.37       14
TARGET 2025 ALLOCATION............................  1.20%          B         $ 124.19      101
TARGET 2025 ALLOCATION............................  1.25%          B         $ 105.36       21
TARGET 2025 ALLOCATION............................  1.34%          B         $ 122.56      247
TARGET 2025 ALLOCATION............................  1.35%          B         $ 122.45       --
TARGET 2025 ALLOCATION............................  1.45%          B         $ 121.29       --

TARGET 2035 ALLOCATION............................  0.40%          B         $ 128.32        1
TARGET 2035 ALLOCATION............................  0.50%          B         $ 135.40        4
TARGET 2035 ALLOCATION............................  0.70%          B         $ 132.89        2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
TARGET 2035 ALLOCATION............................  0.90%         B          $ 130.41       24
TARGET 2035 ALLOCATION............................  0.95%         B          $ 129.80        5
TARGET 2035 ALLOCATION............................  1.00%         B          $ 129.20       --
TARGET 2035 ALLOCATION............................  1.10%         B          $ 127.98       10
TARGET 2035 ALLOCATION............................  1.20%         B          $ 126.78      116
TARGET 2035 ALLOCATION............................  1.25%         B          $ 105.88       10
TARGET 2035 ALLOCATION............................  1.34%         B          $ 125.12      239
TARGET 2035 ALLOCATION............................  1.35%         B          $ 125.00       --
TARGET 2035 ALLOCATION............................  1.45%         B          $ 123.82       --

TARGET 2045 ALLOCATION............................  0.40%         B          $ 131.97        1
TARGET 2045 ALLOCATION............................  0.50%         B          $ 136.17        3
TARGET 2045 ALLOCATION............................  0.70%         B          $ 133.63       --
TARGET 2045 ALLOCATION............................  0.90%         B          $ 131.15       19
TARGET 2045 ALLOCATION............................  0.95%         B          $ 130.53        6
TARGET 2045 ALLOCATION............................  1.00%         B          $ 129.92       --
TARGET 2045 ALLOCATION............................  1.10%         B          $ 128.70       11
TARGET 2045 ALLOCATION............................  1.20%         B          $ 127.49      116
TARGET 2045 ALLOCATION............................  1.25%         B          $ 104.77        6
TARGET 2045 ALLOCATION............................  1.34%         B          $ 125.82      177
TARGET 2045 ALLOCATION............................  1.35%         B          $ 125.70        1
TARGET 2045 ALLOCATION............................  1.45%         B          $ 124.52       --

TARGET 2055 ALLOCATION............................  0.50%         B          $  91.95        1
TARGET 2055 ALLOCATION............................  0.90%         B          $  91.72       --
TARGET 2055 ALLOCATION............................  1.00%         B          $  91.66       --
TARGET 2055 ALLOCATION............................  1.10%         B          $  91.60       --
TARGET 2055 ALLOCATION............................  1.20%         B          $  91.54        4
TARGET 2055 ALLOCATION............................  1.34%         B          $  91.46        1

TEMPLETON GLOBAL BOND VIP FUND....................  0.50%      CLASS 2       $ 115.46        8
TEMPLETON GLOBAL BOND VIP FUND....................  0.70%      CLASS 2       $ 114.14       --
TEMPLETON GLOBAL BOND VIP FUND....................  0.80%      CLASS 2       $ 113.49        1
TEMPLETON GLOBAL BOND VIP FUND....................  0.90%      CLASS 2       $ 112.84        4
TEMPLETON GLOBAL BOND VIP FUND....................  1.00%      CLASS 2       $ 112.19        1
TEMPLETON GLOBAL BOND VIP FUND....................  1.10%      CLASS 2       $ 111.55        3
TEMPLETON GLOBAL BOND VIP FUND....................  1.20%      CLASS 2       $ 110.91      410

VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.50%   CLASS S SHARES   $  49.76        1
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.70%   CLASS S SHARES   $  49.30        1
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.80%   CLASS S SHARES   $  49.07       --
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.90%   CLASS S SHARES   $  48.84       17
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.95%   CLASS S SHARES   $  48.72        9
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.00%   CLASS S SHARES   $  48.61       --
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.10%   CLASS S SHARES   $  48.38       11
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.20%   CLASS S SHARES   $  48.15       87
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.25%   CLASS S SHARES   $  48.04       25
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.34%   CLASS S SHARES   $  47.84      167
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.45%   CLASS S SHARES   $  47.59       --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a--.
+ In 2015, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in its entirety. In 2015, the contract charges were 0.00%.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                           ALL ASSET
                                                                           ALL ASSET        ALL ASSET       MODERATE
                                                                       AGGRESSIVE-ALT 25* GROWTH-ALT 20* GROWTH-ALT 15*
                                                                       ------------------ -------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................     $  61,939       $   458,672     $  47,736
  Expenses:
   Asset-based charges................................................        84,261           691,494        60,741
                                                                           ---------       -----------     ---------
   Net Expenses.......................................................        84,261           691,494        60,741
                                                                           ---------       -----------     ---------

NET INVESTMENT INCOME (LOSS)..........................................       (22,322)         (232,822)      (13,005)
                                                                           ---------       -----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       (48,168)          846,446       (22,627)
   Net realized gain distribution from the Portfolios.................       118,205         1,562,840        57,789
                                                                           ---------       -----------     ---------
  Net realized gain (loss) on investments.............................        70,037         2,409,286        35,162
                                                                           ---------       -----------     ---------

  Net change in unrealized appreciation (depreciation) of investments.      (531,819)       (5,040,309)     (306,085)
                                                                           ---------       -----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (461,782)       (2,631,023)     (270,923)
                                                                           ---------       -----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     $(484,104)      $(2,863,845)    $(283,928)
                                                                           =========       ===========     =========

                                                                         AMERICAN
                                                                        CENTURY VP    AMERICAN FUNDS
                                                                         MID CAP    INSURANCE SERIES(R) AXA 400 MANAGED
                                                                        VALUE FUND     BOND FUND/SM/      VOLATILITY*
                                                                       -----------  ------------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   308,863       $ 389,109        $    41,927
  Expenses:
   Asset-based charges................................................     243,522         247,074             91,501
                                                                       -----------       ---------        -----------
   Net Expenses.......................................................     243,522         247,074             91,501
                                                                       -----------       ---------        -----------

NET INVESTMENT INCOME (LOSS)..........................................      65,341         142,035            (49,574)
                                                                       -----------       ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     760,387         (86,251)           341,662
   Net realized gain distribution from the Portfolios.................     801,948         421,141            401,632
                                                                       -----------       ---------        -----------
  Net realized gain (loss) on investments.............................   1,562,335         334,890            743,294
                                                                       -----------       ---------        -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,283,043)       (839,154)        (1,032,876)
                                                                       -----------       ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (720,708)       (504,264)          (289,582)
                                                                       -----------       ---------        -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (655,367)      $(362,229)       $  (339,156)
                                                                       ===========       =========        ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       AXA 500 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE
                                                                         VOLATILITY*     VOLATILITY*     ALLOCATION*
                                                                       --------------- ---------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $ 137,506       $  16,754      $  5,610,648
  Expenses:
   Asset-based charges................................................      176,479          51,180         7,259,301
                                                                          ---------       ---------      ------------
   Net Expenses.......................................................      176,479          51,180         7,259,301
                                                                          ---------       ---------      ------------

NET INVESTMENT INCOME (LOSS)..........................................      (38,973)        (34,426)       (1,648,653)
                                                                          ---------       ---------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      561,344          84,993        11,911,879
   Net realized gain distribution from the Portfolios.................      258,716         169,154        35,930,030
                                                                          ---------       ---------      ------------
  Net realized gain (loss) on investments.............................      820,060         254,147        47,841,909
                                                                          ---------       ---------      ------------

  Net change in unrealized appreciation (depreciation) of investments.     (894,623)       (494,315)      (63,571,860)
                                                                          ---------       ---------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (74,563)       (240,168)      (15,729,951)
                                                                          ---------       ---------      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $(113,536)      $(274,594)     $(17,378,604)
                                                                          =========       =========      ============

                                                                       AXA BALANCED AXA CONSERVATIVE
                                                                        STRATEGY*     ALLOCATION*
                                                                       ------------ ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,077,185    $   947,528
  Expenses:
   Asset-based charges................................................   1,354,523      1,440,877
                                                                       -----------    -----------
   Net Expenses.......................................................   1,354,523      1,440,877
                                                                       -----------    -----------

NET INVESTMENT INCOME (LOSS)..........................................    (277,338)      (493,349)
                                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   1,121,921        (39,014)
   Net realized gain distribution from the Portfolios.................     870,141      2,002,544
                                                                       -----------    -----------
  Net realized gain (loss) on investments.............................   1,992,062      1,963,530
                                                                       -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.  (3,891,385)    (3,127,629)
                                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,899,323)    (1,164,099)
                                                                       -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(2,176,661)   $(1,657,448)
                                                                       ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                       AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE-
                                                                       GROWTH STRATEGY*    STRATEGY*     PLUS ALLOCATION*
                                                                       ---------------- ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $ 209,944        $  67,080       $  1,738,286
  Expenses:
   Asset-based charges................................................      263,736           97,121          2,564,583
                                                                          ---------        ---------       ------------
   Net Expenses.......................................................      263,736           97,121          2,564,583
                                                                          ---------        ---------       ------------

NET INVESTMENT INCOME (LOSS)..........................................      (53,792)         (30,041)          (826,297)
                                                                          ---------        ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      235,661           55,986          1,203,351
   Net realized gain distribution from the Portfolios.................      141,162           10,965          7,287,763
                                                                          ---------        ---------       ------------
  Net realized gain (loss) on investments.............................      376,823           66,951          8,491,114
                                                                          ---------        ---------       ------------

  Net change in unrealized appreciation (depreciation) of investments.     (703,988)        (150,391)       (11,544,874)
                                                                          ---------        ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (327,165)         (83,440)        (3,053,760)
                                                                          ---------        ---------       ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $(380,957)       $(113,481)      $ (3,880,057)
                                                                          =========        =========       ============

                                                                         AXA GLOBAL              AXA INTERNATIONAL
                                                                       EQUITY MANAGED AXA GROWTH   CORE MANAGED
                                                                        VOLATILITY*   STRATEGY*     VOLATILITY*
                                                                       -------------- ---------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  3,448,550   $ 15,015     $    98,641
  Expenses:
   Asset-based charges................................................     5,034,712     15,191       2,222,000
                                                                        ------------   --------     -----------
   Net Expenses.......................................................     5,034,712     15,191       2,222,000
                                                                        ------------   --------     -----------

NET INVESTMENT INCOME (LOSS)..........................................    (1,586,162)      (176)     (2,123,359)
                                                                        ------------   --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    15,160,473     11,755       2,508,135
   Net realized gain distribution from the Portfolios.................            --     13,760              --
                                                                        ------------   --------     -----------
  Net realized gain (loss) on investments.............................    15,160,473     25,515       2,508,135
                                                                        ------------   --------     -----------

  Net change in unrealized appreciation (depreciation) of investments.   (24,327,235)   (51,332)     (9,532,077)
                                                                        ------------   --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (9,166,762)   (25,817)     (7,023,942)
                                                                        ------------   --------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(10,752,924)  $(25,993)    $(9,147,301)
                                                                        ============   ========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                           AXA INTERNATIONAL AXA LARGE CAP
                                                                        AXA INTERNATIONAL    VALUE MANAGED   CORE MANAGED
                                                                       MANAGED VOLATILITY*    VOLATILITY*     VOLATILITY*
                                                                       ------------------- ----------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................      $   3,251        $    198,064     $   283,903
  Expenses:
   Asset-based charges................................................        101,403           2,529,388         398,727
                                                                            ---------        ------------     -----------
   Net Expenses.......................................................        101,403           2,529,388         398,727
                                                                            ---------        ------------     -----------

NET INVESTMENT INCOME (LOSS)..........................................        (98,152)         (2,331,324)       (114,824)
                                                                            ---------        ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................        142,047           5,274,051       1,491,732
   Net realized gain distribution from the Portfolios.................        248,312                  --         438,086
                                                                            ---------        ------------     -----------
  Net realized gain (loss) on investments.............................        390,359           5,274,051       1,929,818
                                                                            ---------        ------------     -----------

  Net change in unrealized appreciation (depreciation) of investments.       (649,052)        (10,897,653)     (2,057,803)
                                                                            ---------        ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       (258,693)         (5,623,602)       (127,985)
                                                                            ---------        ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......      $(356,845)       $ (7,954,926)    $  (242,809)
                                                                            =========        ============     ===========

                                                                       AXA LARGE CAP  AXA LARGE CAP  AXA MID CAP
                                                                       GROWTH MANAGED VALUE MANAGED VALUE MANAGED
                                                                        VOLATILITY*    VOLATILITY*   VOLATILITY*
                                                                       -------------- ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  1,912,077  $ 13,688,966  $  3,804,744
  Expenses:
   Asset-based charges................................................     8,796,826    11,373,941     6,636,959
                                                                        ------------  ------------  ------------
   Net Expenses.......................................................     8,796,826    11,373,941     6,636,959
                                                                        ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)..........................................    (6,884,749)    2,315,025    (2,832,215)
                                                                        ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    44,782,283    30,450,271    43,136,121
   Net realized gain distribution from the Portfolios.................    29,088,654            --            --
                                                                        ------------  ------------  ------------
  Net realized gain (loss) on investments.............................    73,870,937    30,450,271    43,136,121
                                                                        ------------  ------------  ------------

  Net change in unrealized appreciation (depreciation) of investments.   (48,808,750)  (78,936,335)  (63,820,929)
                                                                        ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    25,062,187   (48,486,064)  (20,684,808)
                                                                        ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 18,177,438  $(46,171,039) $(23,517,023)
                                                                        ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       AXA MODERATE    AXA MODERATE    AXA MODERATE-
                                                                       ALLOCATION*   GROWTH STRATEGY* PLUS ALLOCATION*
                                                                       ------------  ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 13,844,462    $   395,879      $  9,716,826
  Expenses:
   Asset-based charges................................................   22,717,938        389,570        13,564,777
   Less: Reduction for expense limitation.............................   (6,081,129)            --                --
                                                                       ------------    -----------      ------------
   Net Expenses.......................................................   16,636,809        389,570        13,564,777
                                                                       ------------    -----------      ------------

NET INVESTMENT INCOME (LOSS)..........................................   (2,792,347)         6,309        (3,847,951)
                                                                       ------------    -----------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    1,220,973        235,346        15,690,861
   Net realized gain distribution from the Portfolios.................   59,880,219        332,074        49,590,746
                                                                       ------------    -----------      ------------
  Net realized gain (loss) on investments.............................   61,101,192        567,420        65,281,607
                                                                       ------------    -----------      ------------

  Net change in unrealized appreciation (depreciation) of investments.  (88,586,489)    (1,357,790)      (88,376,532)
                                                                       ------------    -----------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (27,485,297)      (790,370)      (23,094,925)
                                                                       ------------    -----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(30,277,644)   $  (784,061)     $(26,942,876)
                                                                       ============    ===========      ============

                                                                       AXA SMARTBETA  AXA/AB DYNAMIC  AXA/AB SMALL CAP
                                                                        EQUITY*(B)   MODERATE GROWTH*     GROWTH*
                                                                       ------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $   835       $ 102,637       $    165,951
  Expenses:
   Asset-based charges................................................        166         157,891          4,716,212
   Less: Reduction for expense limitation.............................         --              --                 --
                                                                          -------       ---------       ------------
   Net Expenses.......................................................        166         157,891          4,716,212
                                                                          -------       ---------       ------------

NET INVESTMENT INCOME (LOSS)..........................................        669         (55,254)        (4,550,261)
                                                                          -------       ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       (122)        255,280         11,131,779
   Net realized gain distribution from the Portfolios.................        107         103,503         37,535,650
                                                                          -------       ---------       ------------
  Net realized gain (loss) on investments.............................        (15)        358,783         48,667,429
                                                                          -------       ---------       ------------

  Net change in unrealized appreciation (depreciation) of investments.     (2,015)       (575,002)       (58,282,278)
                                                                          -------       ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (2,030)       (216,219)        (9,614,849)
                                                                          -------       ---------       ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $(1,361)      $(271,473)      $(14,165,110)
                                                                          =======       =========       ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                           AXA/FRANKLIN
                                                                         AXA/DOUBLELINE     AXA/FRANKLIN     SMALL CAP
                                                                         OPPORTUNISTIC    BALANCED MANAGED VALUE MANAGED
                                                                       CORE PLUS BOND*(B)   VOLATILITY*     VOLATILITY*
                                                                       ------------------ ---------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................      $ 11,373        $ 2,136,839     $    39,991
  Expenses:
   Asset-based charges................................................         2,269          1,171,127         224,094
                                                                            --------        -----------     -----------
   Net Expenses.......................................................         2,269          1,171,127         224,094
                                                                            --------        -----------     -----------

NET INVESTMENT INCOME (LOSS)..........................................         9,104            965,712        (184,103)
                                                                            --------        -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................          (666)         3,707,923       1,265,164
   Net realized gain distribution from the Portfolios.................            --                 --              --
                                                                            --------        -----------     -----------
  Net realized gain (loss) on investments.............................          (666)         3,707,923       1,265,164
                                                                            --------        -----------     -----------

  Net change in unrealized appreciation (depreciation) of investments.       (19,081)        (8,637,323)     (2,444,955)
                                                                            --------        -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       (19,747)        (4,929,400)     (1,179,791)
                                                                            --------        -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......      $(10,643)       $(3,963,688)    $(1,363,894)
                                                                            ========        ===========     ===========

                                                                       AXA/FRANKLIN
                                                                        TEMPLETON
                                                                        ALLOCATION  AXA/HORIZON
                                                                         MANAGED     SMALL CAP    AXA/LOOMIS
                                                                       VOLATILITY*   VALUE*(B)  SAYLES GROWTH*
                                                                       ------------ ----------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   898,838    $   285     $   53,354
  Expenses:
   Asset-based charges................................................     922,440        119        549,731
                                                                       -----------    -------     ----------
   Net Expenses.......................................................     922,440        119        549,731
                                                                       -----------    -------     ----------

NET INVESTMENT INCOME (LOSS)..........................................     (23,602)       166       (496,377)
                                                                       -----------    -------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   3,395,235       (139)       (24,125)
   Net realized gain distribution from the Portfolios.................     386,259      2,914        477,160
                                                                       -----------    -------     ----------
  Net realized gain (loss) on investments.............................   3,781,494      2,775        453,035
                                                                       -----------    -------     ----------

  Net change in unrealized appreciation (depreciation) of investments.  (6,678,966)    (6,704)     4,126,754
                                                                       -----------    -------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (2,897,472)    (3,929)     4,579,789
                                                                       -----------    -------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(2,921,074)   $(3,763)    $4,083,412
                                                                       ===========    =======     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                         AXA/MUTUAL                    AXA/TEMPLETON
                                                                         LARGE CAP      AXA/PACIFIC    GLOBAL EQUITY
                                                                       EQUITY MANAGED GLOBAL SMALL CAP    MANAGED
                                                                        VOLATILITY*      VALUE*(B)      VOLATILITY*
                                                                       -------------- ---------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   505,576       $    161      $        --
  Expenses:
   Asset-based charges................................................      362,009            330          594,157
                                                                        -----------       --------      -----------
   Net Expenses.......................................................      362,009            330          594,157
                                                                        -----------       --------      -----------

NET INVESTMENT INCOME (LOSS)..........................................      143,567           (169)        (594,157)
                                                                        -----------       --------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    1,994,854           (415)       2,149,212
   Net realized gain distribution from the Portfolios.................           --          2,069               --
                                                                        -----------       --------      -----------
  Net realized gain (loss) on investments.............................    1,994,854          1,654        2,149,212
                                                                        -----------       --------      -----------

  Net change in unrealized appreciation (depreciation) of investments.   (3,109,126)       (16,914)      (3,310,914)
                                                                        -----------       --------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (1,114,272)       (15,260)      (1,161,702)
                                                                        -----------       --------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $  (970,705)      $(15,429)     $(1,755,859)
                                                                        ===========       ========      ===========

                                                                        CHARTER/SM/   CHARTER/SM
                                                                       INTERNATIONAL /MULTI-SECTOR    CHARTER/SM
                                                                       MODERATE*(B)      BOND*     /REAL ASSETS*(B)
                                                                       ------------- ------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................     $ 257      $ 1,481,743       $ 118
  Expenses:
   Asset-based charges................................................        32        1,231,247          30
                                                                           -----      -----------       -----
   Net Expenses.......................................................        32        1,231,247          30
                                                                           -----      -----------       -----

NET INVESTMENT INCOME (LOSS)..........................................       225          250,496          88
                                                                           -----      -----------       -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................        --       (1,913,717)         (8)
   Net realized gain distribution from the Portfolios.................         6               --          --
                                                                           -----      -----------       -----
  Net realized gain (loss) on investments.............................         6       (1,913,717)         (8)
                                                                           -----      -----------       -----

  Net change in unrealized appreciation (depreciation) of investments.      (972)        (117,237)       (504)
                                                                           -----      -----------       -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (966)      (2,030,954)       (512)
                                                                           -----      -----------       -----

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     $(741)     $(1,780,458)      $(424)
                                                                           =====      ===========       =====

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       CHARTER/SM/   CHARTER/SM/  EQ/BLACKROCK     EQ/BOSTON
                                                                        SMALL CAP    SMALL CAP    BASIC VALUE   ADVISORS EQUITY
                                                                         GROWTH*       VALUE*       EQUITY*         INCOME*
                                                                       -----------  ------------  ------------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   118,884  $    600,850  $  9,044,494   $  1,659,440
  Expenses:
   Asset-based charges................................................     590,219     1,479,339     8,784,994      1,323,253
   Less: Reduction for expense limitation.............................         (42)         (184)           --             --
                                                                       -----------  ------------  ------------   ------------
   Net Expenses.......................................................     590,177     1,479,155     8,784,994      1,323,253
                                                                       -----------  ------------  ------------   ------------

NET INVESTMENT INCOME (LOSS)..........................................    (471,293)     (878,305)      259,500        336,187
                                                                       -----------  ------------  ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   3,020,979     6,738,494    41,625,785      3,208,847
   Net realized gain distribution from the Portfolios.................          --            --            --      9,139,680
                                                                       -----------  ------------  ------------   ------------
  Net realized gain (loss) on investments.............................   3,020,979     6,738,494    41,625,785     12,348,527
                                                                       -----------  ------------  ------------   ------------

  Net change in unrealized appreciation (depreciation) of investments.  (5,664,334)  (23,006,772)  (92,720,310)   (15,836,124)
                                                                       -----------  ------------  ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (2,643,355)  (16,268,278)  (51,094,525)    (3,487,597)
                                                                       -----------  ------------  ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(3,114,648) $(17,146,583) $(50,835,025)  $ (3,151,410)
                                                                       ===========  ============  ============   ============

                                                                        EQ/CALVERT   EQ/CAPITAL
                                                                         SOCIALLY     GUARDIAN
                                                                       RESPONSIBLE*  RESEARCH*
                                                                       ------------ -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   453,961  $ 1,167,063
  Expenses:
   Asset-based charges................................................     572,002    2,641,100
   Less: Reduction for expense limitation.............................          --           --
                                                                       -----------  -----------
   Net Expenses.......................................................     572,002    2,641,100
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................    (118,041)  (1,474,037)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   4,652,010   12,347,754
   Net realized gain distribution from the Portfolios.................   4,691,856           --
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................   9,343,866   12,347,754
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (9,588,431)  (9,351,491)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (244,565)   2,996,263
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (362,606) $ 1,522,226
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                   EQ/EMERGING
                                                                         EQ/COMMON      EQ/CORE      MARKETS     EQ/EQUITY
                                                                        STOCK INDEX*  BOND INDEX*  EQUITY PLUS*  500 INDEX*
                                                                       -------------  -----------  ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  31,207,112  $ 1,675,868   $  27,605   $ 19,188,774
  Expenses:
   Asset-based charges................................................    32,917,570    1,397,165      47,603     15,169,282
   Less: Reduction for expense limitation.............................    (6,183,697)          --          --             --
                                                                       -------------  -----------   ---------   ------------
   Net Expenses.......................................................    26,733,873    1,397,165      47,603     15,169,282
                                                                       -------------  -----------   ---------   ------------

NET INVESTMENT INCOME (LOSS)..........................................     4,473,239      278,703     (19,998)     4,019,492
                                                                       -------------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    85,439,268      705,091    (126,246)    66,265,343
   Net realized gain distribution from the Portfolios.................            --           --          --     21,266,543
                                                                       -------------  -----------   ---------   ------------
  Net realized gain (loss) on investments.............................    85,439,268      705,091    (126,246)    87,531,886
                                                                       -------------  -----------   ---------   ------------

  Net change in unrealized appreciation (depreciation) of investments.  (115,492,007)  (1,890,312)   (714,681)   (96,695,840)
                                                                       -------------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (30,052,739)  (1,185,221)   (840,927)    (9,163,954)
                                                                       -------------  -----------   ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ (25,579,500) $  (906,518)  $(860,925)  $ (5,144,462)
                                                                       =============  ===========   =========   ============

                                                                         EQ/GAMCO      EQ/GAMCO
                                                                        MERGERS AND  SMALL COMPANY
                                                                       ACQUISITIONS*    VALUE*
                                                                       ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $      --   $   3,849,265
  Expenses:
   Asset-based charges................................................     243,119       9,092,779
   Less: Reduction for expense limitation.............................          --              --
                                                                         ---------   -------------
   Net Expenses.......................................................     243,119       9,092,779
                                                                         ---------   -------------

NET INVESTMENT INCOME (LOSS)..........................................    (243,119)     (5,243,514)
                                                                         ---------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     116,149      30,250,289
   Net realized gain distribution from the Portfolios.................     848,073      37,247,592
                                                                         ---------   -------------
  Net realized gain (loss) on investments.............................     964,222      67,497,881
                                                                         ---------   -------------

  Net change in unrealized appreciation (depreciation) of investments.    (463,134)   (112,808,601)
                                                                         ---------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     501,088     (45,310,720)
                                                                         ---------   -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ 257,969   $ (50,554,234)
                                                                         =========   =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                      EQ/
                                                                                                  INTERMEDIATE      EQ/
                                                                        EQ/GLOBAL   EQ/HIGH YIELD  GOVERNMENT  INTERNATIONAL
                                                                        BOND PLUS*      BOND*        BOND*     EQUITY INDEX*
                                                                       -----------  ------------- ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    28,863    $ 323,618    $ 372,479   $  9,106,259
  Expenses:
   Asset-based charges................................................     811,420       56,495      816,879      5,152,785
   Less: Reduction for expense limitation.............................          --           --       (4,898)            --
                                                                       -----------    ---------    ---------   ------------
   Net Expenses.......................................................     811,420       56,495      811,981      5,152,785
                                                                       -----------    ---------    ---------   ------------

NET INVESTMENT INCOME (LOSS)..........................................    (782,557)     267,123     (439,502)     3,953,474
                                                                       -----------    ---------    ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (2,229,923)     (56,902)     352,926       (740,269)
   Net realized gain distribution from the Portfolios.................      82,366           --       69,835             --
                                                                       -----------    ---------    ---------   ------------
  Net realized gain (loss) on investments.............................  (2,147,557)     (56,902)     422,761       (740,269)
                                                                       -----------    ---------    ---------   ------------

  Net change in unrealized appreciation (depreciation) of investments.    (389,243)    (487,333)    (494,052)   (15,496,968)
                                                                       -----------    ---------    ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (2,536,800)    (544,235)     (71,291)   (16,237,237)
                                                                       -----------    ---------    ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(3,319,357)   $(277,112)   $(510,793)  $(12,283,763)
                                                                       ===========    =========    =========   ============

                                                                                      EQ/JPMORGAN
                                                                        EQ/INVESCO       VALUE
                                                                        COMSTOCK*    OPPORTUNITIES*
                                                                       ------------  --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  2,528,524   $   489,098
  Expenses:
   Asset-based charges................................................    1,522,380       892,200
   Less: Reduction for expense limitation.............................           --            --
                                                                       ------------   -----------
   Net Expenses.......................................................    1,522,380       892,200
                                                                       ------------   -----------

NET INVESTMENT INCOME (LOSS)..........................................    1,006,144      (403,102)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    5,472,205     6,266,035
   Net realized gain distribution from the Portfolios.................           --            --
                                                                       ------------   -----------
  Net realized gain (loss) on investments.............................    5,472,205     6,266,035
                                                                       ------------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  (15,426,357)   (8,340,830)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (9,954,152)   (2,074,795)
                                                                       ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ (8,948,008)  $(2,477,897)
                                                                       ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                       EQ/LARGE       EQ/MFS
                                                                       EQ/LARGE CAP    CAP VALUE   INTERNATIONAL  EQ/MID CAP
                                                                       GROWTH INDEX*    INDEX*        GROWTH*       INDEX*
                                                                       ------------- ------------  ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  1,737,305  $  1,263,351   $   597,294  $  4,120,274
  Expenses:
   Asset-based charges................................................    2,528,177       820,809     1,241,069     6,025,201
                                                                       ------------  ------------   -----------  ------------
   Net Expenses.......................................................    2,528,177       820,809     1,241,069     6,025,201
                                                                       ------------  ------------   -----------  ------------

NET INVESTMENT INCOME (LOSS)..........................................     (790,872)      442,542      (643,775)   (1,904,927)
                                                                       ------------  ------------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   15,325,187     5,031,768     1,647,054    35,250,818
   Net realized gain distribution from the Portfolios.................   17,674,185     1,580,170     1,493,111            --
                                                                       ------------  ------------   -----------  ------------
  Net realized gain (loss) on investments.............................   32,999,372     6,611,938     3,140,165    35,250,818
                                                                       ------------  ------------   -----------  ------------

  Net change in unrealized appreciation (depreciation) of investments.  (25,537,911)  (10,773,126)   (3,691,922)  (52,701,957)
                                                                       ------------  ------------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    7,461,461    (4,161,188)     (551,757)  (17,451,139)
                                                                       ------------  ------------   -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  6,670,589  $ (3,718,646)  $(1,195,532) $(19,356,066)
                                                                       ============  ============   ===========  ============

                                                                                     EQ/MORGAN
                                                                        EQ/MONEY  STANLEY MID CAP
                                                                        MARKET*       GROWTH*
                                                                       ---------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $      --   $         --
  Expenses:
   Asset-based charges................................................   868,712      3,572,673
                                                                       ---------   ------------
   Net Expenses.......................................................   868,712      3,572,673
                                                                       ---------   ------------

NET INVESTMENT INCOME (LOSS)..........................................  (868,712)    (3,572,673)
                                                                       ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (2,939)     3,653,973
   Net realized gain distribution from the Portfolios.................       366      7,053,628
                                                                       ---------   ------------
  Net realized gain (loss) on investments.............................    (2,573)    10,707,601
                                                                       ---------   ------------

  Net change in unrealized appreciation (depreciation) of investments.     1,702    (25,966,899)
                                                                       ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (871)   (15,259,298)
                                                                       ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(869,583)  $(18,831,971)
                                                                       =========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                        EQ/PIMCO    EQ/PIMCO
                                                                       EQ/OPPENHEIMER    GLOBAL       ULTRA      EQ/QUALITY
                                                                          GLOBAL*     REAL RETURN* SHORT BOND*   BOND PLUS*
                                                                       -------------- ------------ -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   323,315    $ 215,618   $   433,168  $ 1,015,589
  Expenses:
   Asset-based charges................................................    1,471,535      169,099     1,162,046    1,235,476
                                                                        -----------    ---------   -----------  -----------
   Net Expenses.......................................................    1,471,535      169,099     1,162,046    1,235,476
                                                                        -----------    ---------   -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................   (1,148,220)      46,519      (728,878)    (219,887)
                                                                        -----------    ---------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    5,905,110     (128,976)     (265,829)  (1,164,272)
   Net realized gain distribution from the Portfolios.................           --       92,875            --           --
                                                                        -----------    ---------   -----------  -----------
  Net realized gain (loss) on investments.............................    5,905,110      (36,101)     (265,829)  (1,164,272)
                                                                        -----------    ---------   -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   (3,494,544)    (631,101)     (425,701)     423,993
                                                                        -----------    ---------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    2,410,566     (667,202)     (691,530)    (740,279)
                                                                        -----------    ---------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 1,262,346    $(620,683)  $(1,420,408) $  (960,166)
                                                                        ===========    =========   ===========  ===========

                                                                         EQ/SMALL     EQ/T. ROWE
                                                                         COMPANY         PRICE
                                                                          INDEX*     GROWTH STOCK*
                                                                       ------------  -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  2,277,052   $        --
  Expenses:
   Asset-based charges................................................    3,118,202     4,725,540
                                                                       ------------   -----------
   Net Expenses.......................................................    3,118,202     4,725,540
                                                                       ------------   -----------

NET INVESTMENT INCOME (LOSS)..........................................     (841,150)   (4,725,540)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    8,987,073    25,341,736
   Net realized gain distribution from the Portfolios.................   19,822,124    14,684,696
                                                                       ------------   -----------
  Net realized gain (loss) on investments.............................   28,809,197    40,026,432
                                                                       ------------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  (42,226,883)   (4,870,953)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (13,417,686)   35,155,479
                                                                       ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(14,258,836)  $30,429,939
                                                                       ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                          EQ/UBS                   FIDELITY(R) VIP
                                                                         GROWTH &   EQ/WELLS FARGO  CONTRAFUND(R)
                                                                         INCOME*    OMEGA GROWTH*     PORTFOLIO
                                                                       -----------  -------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   203,932   $         --   $  2,545,077
  Expenses:
   Asset-based charges................................................     442,445      2,404,643      3,742,924
                                                                       -----------   ------------   ------------
   Net Expenses.......................................................     442,445      2,404,643      3,742,924
                                                                       -----------   ------------   ------------

NET INVESTMENT INCOME (LOSS)..........................................    (238,513)    (2,404,643)    (1,197,847)
                                                                       -----------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   4,235,704      1,683,368     12,370,485
   Net realized gain distribution from the Portfolios.................   4,501,878     12,669,725     25,581,275
                                                                       -----------   ------------   ------------
  Net realized gain (loss) on investments.............................   8,737,582     14,353,093     37,951,760
                                                                       -----------   ------------   ------------

  Net change in unrealized appreciation (depreciation) of investments.  (9,518,935)   (11,715,268)   (39,725,673)
                                                                       -----------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (781,353)     2,637,825     (1,773,913)
                                                                       -----------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(1,019,866)  $    233,182   $ (2,971,760)
                                                                       ===========   ============   ============

                                                                       FIDELITY(R) VIP FIDELITY(R) VIP GOLDMAN SACHS
                                                                        EQUITY-INCOME      MID CAP      VIT MID CAP
                                                                          PORTFOLIO       PORTFOLIO     VALUE FUND
                                                                       --------------- --------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $   235,593     $    76,565    $    53,954
  Expenses:
   Asset-based charges................................................        82,364         322,524        553,717
                                                                         -----------     -----------    -----------
   Net Expenses.......................................................        82,364         322,524        553,717
                                                                         -----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)..........................................       153,229        (245,959)      (499,763)
                                                                         -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................        56,995         282,819        (21,207)
   Net realized gain distribution from the Portfolios.................       614,624       2,863,350      3,444,780
                                                                         -----------     -----------    -----------
  Net realized gain (loss) on investments.............................       671,619       3,146,169      3,423,573
                                                                         -----------     -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.    (1,243,571)     (3,847,222)    (8,024,624)
                                                                         -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (571,952)       (701,053)    (4,601,051)
                                                                         -----------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $  (418,723)    $  (947,012)   $(5,100,814)
                                                                         ===========     ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                                                        DIVERSIFIED  GLOBAL REAL   HIGH YIELD  INTERNATIONAL
                                                                       DIVIDEND FUND ESTATE FUND      FUND      GROWTH FUND
                                                                       ------------- ------------ ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $ 158,302   $ 2,385,193  $ 1,520,017   $   684,383
  Expenses:
   Asset-based charges................................................      99,838       861,361      336,326       619,892
                                                                         ---------   -----------  -----------   -----------
   Net Expenses.......................................................      99,838       861,361      336,326       619,892
                                                                         ---------   -----------  -----------   -----------

NET INVESTMENT INCOME (LOSS)..........................................      58,464     1,523,832    1,183,691        64,491
                                                                         ---------   -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     263,278     1,497,503     (172,560)    1,530,461
   Net realized gain distribution from the Portfolios.................          --            --           --            --
                                                                         ---------   -----------  -----------   -----------
  Net realized gain (loss) on investments.............................     263,278     1,497,503     (172,560)    1,530,461
                                                                         ---------   -----------  -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.    (317,793)   (5,461,569)  (2,442,785)   (3,849,938)
                                                                         ---------   -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (54,515)   (3,964,066)  (2,615,345)   (2,319,477)
                                                                         ---------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $   3,949   $(2,440,234) $(1,431,654)  $(2,254,986)
                                                                         =========   ===========  ===========   ===========

                                                                       INVESCO V.I. INVESCO V.I.
                                                                       MID CAP CORE  SMALL CAP
                                                                       EQUITY FUND  EQUITY FUND
                                                                       ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    15,731  $        --
  Expenses:
   Asset-based charges................................................     188,163      108,585
                                                                       -----------  -----------
   Net Expenses.......................................................     188,163      108,585
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................    (172,432)    (108,585)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     349,762      258,830
   Net realized gain distribution from the Portfolios.................   1,435,163    1,844,839
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................   1,784,925    2,103,669
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,446,859)  (2,652,694)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (661,934)    (549,025)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (834,366) $  (657,610)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                                       IVY FUNDS     IVY FUNDS    IVY FUNDS
                                                                        IVY FUNDS      VIP HIGH     VIP MID CAP   VIP SMALL
                                                                        VIP ENERGY      INCOME        GROWTH      CAP GROWTH
                                                                       ------------  ------------  ------------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $     24,930  $ 10,470,499  $         --  $        --
  Expenses:
   Asset-based charges................................................      541,887     2,120,857     1,096,652      205,401
                                                                       ------------  ------------  ------------  -----------
   Net Expenses.......................................................      541,887     2,120,857     1,096,652      205,401
                                                                       ------------  ------------  ------------  -----------

NET INVESTMENT INCOME (LOSS)..........................................     (516,957)    8,349,642    (1,096,652)    (205,401)
                                                                       ------------  ------------  ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (2,751,742)     (654,762)    2,381,728     (548,528)
   Net realized gain distribution from the Portfolios.................      225,754     1,777,757     6,934,228    2,073,557
                                                                       ------------  ------------  ------------  -----------
  Net realized gain (loss) on investments.............................   (2,525,988)    1,122,995     9,315,956    1,525,029
                                                                       ------------  ------------  ------------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   (8,233,216)  (23,098,017)  (14,731,440)  (2,184,198)
                                                                       ------------  ------------  ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (10,759,204)  (21,975,022)   (5,415,484)    (659,169)
                                                                       ------------  ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(11,276,161) $(13,625,380) $ (6,512,136) $  (864,570)
                                                                       ============  ============  ============  ===========

                                                                           LAZARD
                                                                         RETIREMENT
                                                                          EMERGING        MFS(R)
                                                                       MARKETS EQUITY  INTERNATIONAL
                                                                         PORTFOLIO    VALUE PORTFOLIO
                                                                       -------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  1,647,756    $ 3,732,731
  Expenses:
   Asset-based charges................................................     1,689,626      2,551,236
                                                                        ------------    -----------
   Net Expenses.......................................................     1,689,626      2,551,236
                                                                        ------------    -----------

NET INVESTMENT INCOME (LOSS)..........................................       (41,870)     1,181,495
                                                                        ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (2,674,952)     8,756,128
   Net realized gain distribution from the Portfolios.................       374,724      2,135,922
                                                                        ------------    -----------
  Net realized gain (loss) on investments.............................    (2,300,228)    10,892,050
                                                                        ------------    -----------

  Net change in unrealized appreciation (depreciation) of investments.   (29,324,061)    (4,081,984)
                                                                        ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (31,624,289)     6,810,066
                                                                        ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(31,666,159)   $ 7,991,561
                                                                        ============    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                       MFS(R)
                                                                                    MASSACHUSETTS
                                                                          MFS(R)      INVESTORS     MFS(R)       MFS(R)
                                                                        INVESTORS   GROWTH STOCK  TECHNOLOGY    UTILITIES
                                                                       TRUST SERIES PORTFOLIO(A)  PORTFOLIO      SERIES
                                                                       ------------ ------------- ----------  ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    82,269   $    50,514  $       --  $  3,942,889
  Expenses:
   Asset-based charges................................................     149,446       102,231     580,191     1,229,305
   Less: Reduction for expense limitation.............................          --            --          --            --
                                                                       -----------   -----------  ----------  ------------
   Net Expenses.......................................................     149,446       102,231     580,191     1,229,305
                                                                       -----------   -----------  ----------  ------------

NET INVESTMENT INCOME (LOSS)..........................................     (67,177)      (51,717)   (580,191)    2,713,584
                                                                       -----------   -----------  ----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     669,795       278,559   3,691,604     2,056,384
   Net realized gain distribution from the Portfolios.................   1,293,401       637,874   1,486,648     6,920,207
                                                                       -----------   -----------  ----------  ------------
  Net realized gain (loss) on investments.............................   1,963,196       916,433   5,178,252     8,976,591
                                                                       -----------   -----------  ----------  ------------

  Net change in unrealized appreciation (depreciation) of investments.  (2,040,908)   (1,155,150)   (610,593)  (27,913,715)
                                                                       -----------   -----------  ----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (77,712)     (238,717)  4,567,659   (18,937,124)
                                                                       -----------   -----------  ----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (144,889)  $  (290,434) $3,987,468  $(16,223,540)
                                                                       ===========   ===========  ==========  ============


                                                                       MULTIMANAGER
                                                                        AGGRESSIVE  MULTIMANAGER
                                                                         EQUITY*     CORE BOND*
                                                                       ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   984,317  $ 2,411,707
  Expenses:
   Asset-based charges................................................   8,369,500    1,548,377
   Less: Reduction for expense limitation.............................  (2,777,308)          --
                                                                       -----------  -----------
   Net Expenses.......................................................   5,592,192    1,548,377
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................  (4,607,875)     863,330
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  27,399,779   (1,945,759)
   Net realized gain distribution from the Portfolios.................          --           --
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................  27,399,779   (1,945,759)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (3,090,422)    (232,836)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  24,309,357   (2,178,595)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $19,701,482  $(1,315,265)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on March 27, 2015.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       MULTIMANAGER  MULTIMANAGER               OPPENHEIMER
                                                                         MID CAP       MID CAP    MULTIMANAGER  MAIN STREET
                                                                         GROWTH*        VALUE*    TECHNOLOGY*   FUND(R)/VA
                                                                       ------------  ------------ ------------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $         --  $   402,148  $         --   $  15,945
  Expenses:
   Asset-based charges................................................    1,021,770      770,994     1,918,749      25,129
                                                                       ------------  -----------  ------------   ---------
   Net Expenses.......................................................    1,021,770      770,994     1,918,749      25,129
                                                                       ------------  -----------  ------------   ---------

NET INVESTMENT INCOME (LOSS)..........................................   (1,021,770)    (368,846)   (1,918,749)     (9,184)
                                                                       ------------  -----------  ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    2,693,193    4,349,016    12,911,787      70,236
   Net realized gain distribution from the Portfolios.................    6,815,513           --    10,758,589     373,003
                                                                       ------------  -----------  ------------   ---------
  Net realized gain (loss) on investments.............................    9,508,706    4,349,016    23,670,376     443,239
                                                                       ------------  -----------  ------------   ---------

  Net change in unrealized appreciation (depreciation) of investments.  (10,536,292)  (7,860,004)  (14,489,931)   (388,538)
                                                                       ------------  -----------  ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (1,027,586)  (3,510,988)    9,180,445      54,701
                                                                       ------------  -----------  ------------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ (2,049,356) $(3,879,834) $  7,261,696   $  45,517
                                                                       ============  ===========  ============   =========

                                                                               PIMCO
                                                                       COMMODITYREALRETURN(R) TARGET 2015
                                                                         STRATEGY PORTFOLIO   ALLOCATION*
                                                                       ---------------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................      $   232,270        $ 279,937
  Expenses:
   Asset-based charges................................................           66,817          305,163
                                                                            -----------        ---------
   Net Expenses.......................................................           66,817          305,163
                                                                            -----------        ---------

NET INVESTMENT INCOME (LOSS)..........................................          165,453          (25,226)
                                                                            -----------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................         (733,882)         (17,414)
   Net realized gain distribution from the Portfolios.................               --          291,569
                                                                            -----------        ---------
  Net realized gain (loss) on investments.............................         (733,882)         274,155
                                                                            -----------        ---------

  Net change in unrealized appreciation (depreciation) of investments.       (1,141,016)        (993,286)
                                                                            -----------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       (1,874,898)        (719,131)
                                                                            -----------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......      $(1,709,445)       $(744,357)
                                                                            ===========        =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                       TARGET 2025  TARGET 2035  TARGET 2045   TARGET 2055
                                                                       ALLOCATION*  ALLOCATION*  ALLOCATION*  ALLOCATION*(B)
                                                                       -----------  -----------  -----------  --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   689,479  $   666,204  $   567,817     $  7,385
  Expenses:
   Asset-based charges................................................     674,708      633,852      517,049        1,560
                                                                       -----------  -----------  -----------     --------
   Net Expenses.......................................................     674,708      633,852      517,049        1,560
                                                                       -----------  -----------  -----------     --------

NET INVESTMENT INCOME (LOSS)..........................................      14,771       32,352       50,768        5,825
                                                                       -----------  -----------  -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     791,938      940,952      641,641         (690)
   Net realized gain distribution from the Portfolios.................     721,427      772,153      696,096          520
                                                                       -----------  -----------  -----------     --------
  Net realized gain (loss) on investments.............................   1,513,365    1,713,105    1,337,737         (170)
                                                                       -----------  -----------  -----------     --------

  Net change in unrealized appreciation (depreciation) of investments.  (3,332,037)  (3,456,752)  (2,945,712)     (19,362)
                                                                       -----------  -----------  -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,818,672)  (1,743,647)  (1,607,975)     (19,532)
                                                                       -----------  -----------  -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(1,803,901) $(1,711,295) $(1,557,207)    $(13,707)
                                                                       ===========  ===========  ===========     ========

                                                                        TEMPLETON   VAN ECK VIP
                                                                       GLOBAL BOND  GLOBAL HARD
                                                                        VIP FUND    ASSETS FUND
                                                                       -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 3,402,213  $     5,386
  Expenses:
   Asset-based charges................................................     519,666      231,031
                                                                       -----------  -----------
   Net Expenses.......................................................     519,666      231,031
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................   2,882,547     (225,645)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (712,986)  (1,223,149)
   Net realized gain distribution from the Portfolios.................     220,971           --
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................    (492,015)  (1,223,149)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (4,904,619)  (5,869,339)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (5,396,634)  (7,092,488)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(2,514,087) $(7,318,133)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                          ALL ASSET                ALL ASSET           ALL ASSET MODERATE
                                                     AGGRESSIVE-ALT 25*         GROWTH-ALT 20*           GROWTH-ALT 15*
                                                   ----------------------  ------------------------  ----------------------
                                                      2015        2014         2015         2014        2015        2014
                                                   ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (22,322) $   31,181  $  (232,822) $   124,090  $  (13,005) $   28,411
 Net realized gain (loss) on investments..........     70,037      79,934    2,409,286    1,816,751      35,162      40,320
 Net change in unrealized appreciation
   (depreciation) of investments..................   (531,819)   (110,353)  (5,040,309)  (1,400,170)   (306,085)    (68,646)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................   (484,104)        762   (2,863,845)     540,671    (283,928)         85
                                                   ----------  ----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  2,491,151   2,457,530    8,787,300    9,103,410   2,081,982   1,300,044
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  1,165,901   1,670,726   (3,949,026)    (642,926)    937,936   1,594,484
 Redemptions for contract benefits and
   terminations...................................   (208,094)   (199,397)  (4,265,364)  (3,881,854)   (411,467)    (78,951)
 Contract maintenance charges.....................    (13,765)     (5,701)     (60,485)     (57,186)     (6,898)     (1,628)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  3,435,193   3,923,158      512,425    4,521,444   2,601,553   2,813,949
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................      1,800         (35)          --           --          12          --
                                                   ----------  ----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............  2,952,889   3,923,885   (2,351,420)   5,062,115   2,317,637   2,814,034
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  5,080,978   1,157,093   55,179,446   50,117,331   3,193,933     379,899
                                                   ----------  ----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $8,033,867  $5,080,978  $52,828,026  $55,179,446  $5,511,570  $3,193,933
                                                   ==========  ==========  ===========  ===========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         54          47           78           85          35          31
 Redeemed.........................................        (22)        (12)         (74)         (54)        (11)         (4)
                                                   ----------  ----------  -----------  -----------  ----------  ----------
 Net Increase (Decrease)..........................         32          35            4           31          24          27
                                                   ==========  ==========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                  AMERICAN FUNDS
                                                      AMERICAN CENTURY VP       INSURANCE SERIES(R)        AXA 400 MANAGED
                                                      MID CAP VALUE FUND           BOND FUND/SM/             VOLATILITY*
                                                   ------------------------  ------------------------  -----------------------
                                                       2015         2014         2015         2014         2015        2014
                                                   -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    65,341  $   (18,883) $   142,035  $   153,849  $   (49,574) $  (51,171)
 Net realized gain (loss) on investments..........   1,562,335    1,001,293      334,890       39,169      743,294     761,384
 Net change in unrealized appreciation
   (depreciation) of investments..................  (2,283,043)     698,764     (839,154)     (42,812)  (1,032,876)   (239,536)
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    (655,367)   1,681,174     (362,229)     150,206     (339,156)    470,677
                                                   -----------  -----------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   8,150,808    4,271,551    6,586,292    3,443,700    1,064,750     996,308
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   2,476,303      866,780    7,142,543    8,282,407      261,222    (195,661)
 Redemptions for contract benefits and
   terminations...................................    (696,639)    (221,998)  (1,937,918)    (237,409)    (653,570)   (328,178)
 Contract maintenance charges.....................     (24,371)     (16,022)     (10,723)      (2,464)      (6,046)     (5,298)
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   9,906,101    4,900,311   11,780,194   11,486,234      666,356     467,171
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................         538          151          961          122           --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............   9,251,272    6,581,636   11,418,926   11,636,562      327,200     937,848
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  15,575,291    8,993,655   13,071,407    1,434,845    7,055,441   6,117,593
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $24,826,563  $15,575,291  $24,490,333  $13,071,407  $ 7,382,641  $7,055,441
                                                   ===========  ===========  ===========  ===========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          --           --           --           --           15          13
 Redeemed.........................................          --           --           --           --          (11)        (12)
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --           --           --            4           1
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY CLASS II
 Issued...........................................          71           36           --           --           --          --
 Redeemed.........................................         (15)          (6)          --           --           --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          56           30           --           --           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY CLASS 4
 Issued...........................................          --           --          174          136           --          --
 Redeemed.........................................          --           --          (57)         (20)          --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --          117          116           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                        AXA 500 MANAGED         AXA 2000 MANAGED           AXA AGGRESSIVE
                                                          VOLATILITY*              VOLATILITY*               ALLOCATION*
                                                   ------------------------  ----------------------  --------------------------
                                                       2015         2014        2015        2014         2015          2014
                                                   -----------  -----------  ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (38,973) $   (58,295) $  (34,426) $  (40,430) $ (1,648,653) $  1,999,602
 Net realized gain (loss) on investments..........     820,060      978,106     254,147     323,371    47,841,909    66,576,169
 Net change in unrealized appreciation
   (depreciation) of investments..................    (894,623)     215,316    (494,315)   (194,647)  (63,571,860)  (49,726,737)
                                                   -----------  -----------  ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................    (113,536)   1,135,127    (274,594)     88,294   (17,378,604)   18,849,034
                                                   -----------  -----------  ----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   2,070,038    1,719,383     647,526     486,235    67,857,691    68,189,303
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     988,791    2,093,351     274,990     (81,630)  (23,220,035)  (18,179,612)
 Redemptions for contract benefits and
   terminations...................................  (1,145,021)  (1,039,729)   (443,907)   (258,693)  (33,860,329)  (32,887,256)
 Contract maintenance charges.....................     (11,885)      (9,716)     (2,861)     (2,550)     (933,840)     (918,048)
                                                   -----------  -----------  ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   1,901,923    2,763,289     475,748     143,362     9,843,487    16,204,387
                                                   -----------  -----------  ----------  ----------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................         114          702          --          --            --            --
                                                   -----------  -----------  ----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............   1,788,501    3,899,118     201,154     231,656    (7,535,117)   35,053,421
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  12,843,248    8,944,130   3,815,127   3,583,471   574,941,101   539,887,680
                                                   -----------  -----------  ----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............... $14,631,749  $12,843,248  $4,016,281  $3,815,127  $567,405,984  $574,941,101
                                                   ===========  ===========  ==========  ==========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          42           57          13          16           472           483
 Redeemed.........................................         (31)         (39)        (10)        (15)         (419)         (390)
                                                   -----------  -----------  ----------  ----------  ------------  ------------
 Net Increase (Decrease)..........................          11           18           3           1            53            93
                                                   ===========  ===========  ==========  ==========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                     AXA BALANCED             AXA CONSERVATIVE        AXA CONSERVATIVE GROWTH
                                                      STRATEGY*                  ALLOCATION*                 STRATEGY*
                                              -------------------------  --------------------------  ------------------------
                                                  2015          2014         2015          2014          2015         2014
                                              ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $   (277,338) $  (103,594) $   (493,349) $   (455,054) $   (53,792) $   (32,405)
 Net realized gain (loss) on investments.....    1,992,062    3,111,741     1,963,530     3,674,886      376,823      544,245
 Net change in unrealized appreciation
   (depreciation) of investments.............   (3,891,385)    (237,238)   (3,127,629)   (1,575,945)    (703,988)     (78,948)
                                              ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations.................   (2,176,661)   2,770,909    (1,657,448)    1,643,887     (380,957)     432,892
                                              ------------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......   17,566,539   17,062,710    12,537,302    13,643,650    4,946,715    4,463,741
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................    1,786,811    2,805,739    (4,135,785)   (3,982,088)     624,493      697,021
 Redemptions for contract benefits and
   terminations..............................   (5,563,145)  (5,044,261)  (13,968,148)  (13,083,978)  (1,944,142)  (1,388,440)
 Contract maintenance charges................     (949,364)    (807,201)     (195,593)     (195,252)    (115,215)    (110,113)
                                              ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowner transactions.   12,840,841   14,016,987    (5,762,224)   (3,617,668)   3,511,851    3,662,209
                                              ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA in Separate Account A..............           --           45            --            --          500           --
                                              ------------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS........   10,664,180   16,787,941    (7,419,672)   (1,973,781)   3,131,394    4,095,101
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....   98,367,695   81,579,754   121,035,663   123,009,444   18,927,880   14,832,779
                                              ------------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.......... $109,031,875  $98,367,695  $113,615,991  $121,035,663  $22,059,274  $18,927,880
                                              ============  ===========  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Redeemed....................................           (1)          --            --            --           --           --
                                              ------------  -----------  ------------  ------------  -----------  -----------
 Net Increase (Decrease).....................           (1)          --            --            --           --           --
                                              ============  ===========  ============  ============  ===========  ===========

UNIT ACTIVITY CLASS B
 Issued......................................          171          178           178           167           64           57
 Redeemed....................................          (74)         (71)         (220)         (201)         (34)         (24)
                                              ------------  -----------  ------------  ------------  -----------  -----------
 Net Increase (Decrease).....................           97          107           (42)          (34)          30           33
                                              ============  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                  AXA CONSERVATIVE        AXA CONSERVATIVE-PLUS         AXA GLOBAL EQUITY
                                                     STRATEGY*                 ALLOCATION*             MANAGED VOLATILITY*
                                              -----------------------  --------------------------  --------------------------
                                                 2015         2014         2015          2014          2015          2014
                                              ----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $  (30,041) $   (34,724) $   (826,297) $   (461,877) $ (1,586,162) $ (1,410,906)
 Net realized gain (loss) on investments.....     66,951      128,678     8,491,114    10,769,773    15,160,473    18,036,789
 Net change in unrealized appreciation
   (depreciation) of investments.............   (150,391)      (1,722)  (11,544,874)   (6,471,837)  (24,327,235)  (14,674,262)
                                              ----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations.................   (113,481)      92,232    (3,880,057)    3,836,059   (10,752,924)    1,951,621
                                              ----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......  1,647,301    1,098,829    29,963,982    28,611,391    24,305,138    27,331,211
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................    649,258       (5,181)   (9,031,071)   (6,547,406)  (18,318,499)  (21,165,510)
 Redemptions for contract benefits and
   terminations..............................   (941,534)  (1,006,058)  (22,559,492)  (20,560,140)  (29,477,398)  (34,527,759)
 Contract maintenance charges................    (46,296)     (41,793)     (394,974)     (394,800)     (256,514)     (283,949)
                                              ----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowner transactions.  1,308,729       45,797    (2,021,555)    1,109,045   (23,747,273)  (28,646,007)
                                              ----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA in Separate Account A..............         67           --            --            --            --        30,000
                                              ----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS........  1,195,315      138,029    (5,901,612)    4,945,104   (34,500,197)  (26,664,386)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....  6,971,116    6,833,087   208,436,491   203,491,387   398,508,082   425,172,468
                                              ----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD.......... $8,166,431  $ 6,971,116  $202,534,879  $208,436,491  $364,007,885  $398,508,082
                                              ==========  ===========  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued......................................         31           23           249           266           125           148
 Redeemed....................................        (18)         (22)         (263)         (258)         (237)         (279)
                                              ----------  -----------  ------------  ------------  ------------  ------------
 Net Increase (Decrease).....................         13            1           (14)            8          (112)         (131)
                                              ==========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                AXA INTERNATIONAL         AXA INTERNATIONAL
                                                                                  CORE MANAGED                 MANAGED
                                                    AXA GROWTH STRATEGY*         VOLATILITY*(A)              VOLATILITY*
                                                   ----------------------  --------------------------  ----------------------
                                                      2015        2014         2015          2014         2015        2014
                                                   ----------  ----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $     (176) $    2,538  $ (2,123,359) $    325,267  $  (98,152) $  (27,198)
 Net realized gain (loss) on investments..........     25,515      39,141     2,508,135     3,885,269     390,359     377,021
 Net change in unrealized appreciation
   (depreciation) of investments..................    (51,332)     14,581    (9,532,077)  (20,662,008)   (649,052)   (930,585)
                                                   ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    (25,993)     56,260    (9,147,301)  (16,451,472)   (356,845)   (580,762)
                                                   ----------  ----------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     27,000          --    13,789,615    14,436,337   1,369,391   1,356,122
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....         --          --    (6,752,215)   50,792,287     801,407     111,217
 Redemptions for contract benefits and
   terminations...................................    (31,504)    (21,641)  (14,345,963)  (13,420,667)   (529,568)   (406,637)
 Contract maintenance charges.....................         (3)         --      (120,300)     (119,653)     (6,949)     (6,373)
                                                   ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................     (4,507)    (21,641)   (7,428,863)   51,688,304   1,634,281   1,054,329
                                                   ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................        (14)         --           (81)           --          --          --
                                                   ----------  ----------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (30,514)     34,619   (16,576,245)   35,236,832   1,277,436     473,567
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  1,322,648   1,288,029   175,805,431   140,568,599   7,169,756   6,696,189
                                                   ----------  ----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $1,292,134  $1,322,648  $159,229,186  $175,805,431  $8,447,192  $7,169,756
                                                   ==========  ==========  ============  ============  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         --          --           158           568          26          21
 Redeemed.........................................         --          --          (216)         (201)        (11)        (13)
                                                   ----------  ----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)..........................         --          --           (58)          367          15           8
                                                   ==========  ==========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                AXA INTERNATIONAL VALUE      AXA LARGE CAP CORE        AXA LARGE CAP GROWTH
                                                  MANAGED VOLATILITY*      MANAGED VOLATILITY*(C)     MANAGED VOLATILITY*(D)
                                              --------------------------  ------------------------  --------------------------
                                                  2015          2014          2015         2014         2015          2014
                                              ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $ (2,331,324) $    660,458  $  (114,824) $   (24,405) $ (6,884,749) $ (5,107,291)
 Net realized gain (loss) on investments.....    5,274,051    12,902,493    1,929,818    2,305,622    73,870,937    27,093,793
 Net change in unrealized appreciation
   (depreciation) of investments.............  (10,897,653)  (31,816,687)  (2,057,803)      26,608   (48,808,750)   24,087,387
                                              ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations.................   (7,954,926)  (18,253,736)    (242,809)   2,307,825    18,177,438    46,073,889
                                              ------------  ------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......   12,589,321    14,140,868    1,738,667    1,288,374    29,170,580    20,496,200
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................   (6,932,033)   (9,619,940)    (961,017)  14,383,810   (25,368,034)  367,078,405
 Redemptions for contract benefits and
   terminations..............................  (15,456,130)  (19,171,660)  (3,060,724)  (2,421,867)  (46,915,253)  (39,166,613)
 Contract maintenance charges................     (132,571)     (156,186)     (18,418)     (14,570)     (446,116)     (343,641)
                                              ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowner transactions.   (9,931,413)  (14,806,918)  (2,301,492)  13,235,747   (43,558,823)  348,064,351
                                              ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA in Separate Account A..............           --        15,288           --           --            --            --
                                              ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS........  (17,886,339)  (33,045,366)  (2,544,301)  15,543,572   (25,381,385)  394,138,240
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....  198,059,913   231,105,279   32,005,024   16,461,452   677,463,697   283,325,457
                                              ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD.......... $180,173,574  $198,059,913  $29,460,723  $32,005,024  $652,082,312  $677,463,697
                                              ============  ============  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued......................................          131           128           24          130           172         1,945
 Redeemed....................................         (204)         (232)         (40)         (31)         (359)         (314)
                                              ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease).....................          (73)         (104)         (16)          99          (187)        1,631
                                              ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014
(d)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                   AXA LARGE CAP VALUE           AXA MID CAP VALUE               AXA MODERATE
                                  MANAGED VOLATILITY*(B)        MANAGED VOLATILITY*               ALLOCATION*
                               ---------------------------  --------------------------  ------------------------------
                                    2015          2014          2015          2014           2015            2014
                               -------------  ------------  ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss). $   2,315,025  $    572,993  $ (2,832,215) $ (3,826,169) $   (2,792,347) $    2,406,143
 Net realized gain (loss) on
   investments................    30,450,271    12,986,322    43,136,121    43,407,714      61,101,192      83,894,659
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................   (78,936,335)   73,205,168   (63,820,929)    7,372,791     (88,586,489)    (51,420,524)
                               -------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in
   net assets resulting from
   operations.................   (46,171,039)   86,764,483   (23,517,023)   46,954,336     (30,277,644)     34,880,278
                               -------------  ------------  ------------  ------------  --------------  --------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners.............    32,528,527    32,841,519    21,889,538    23,186,035     132,657,188     142,246,813
 Transfers between Variable
   Investment Options
   including guaranteed
   interest account, net......   (26,997,322)   25,867,262   (17,662,925)  (20,408,724)    (57,115,033)    (41,060,468)
 Redemptions for contract
   benefits and terminations..   (68,273,876)  (76,726,663)  (38,044,812)  (43,361,631)   (140,945,412)   (149,088,289)
 Contract maintenance charges.      (539,605)     (577,684)     (312,825)     (340,549)     (2,107,058)     (2,116,959)
 Adjustment to net assets
   allocated to contracts in
   payout period..............       674,789        50,658            --            --         641,530         526,011
                               -------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in
   net assets resulting from
   contractowner transactions.   (62,607,487)  (18,544,908)  (34,131,024)  (40,924,869)    (66,868,785)    (49,492,892)
                               -------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in
   amount retained by AXA in
   Separate Account A.........      (674,789)    3,179,342            --        10,000         663,257         794,014
                               -------------  ------------  ------------  ------------  --------------  --------------

NET INCREASE (DECREASE) IN
 NET ASSETS...................  (109,453,315)   71,398,917   (57,648,047)    6,039,467     (96,483,172)    (13,818,600)
NET ASSETS -- BEGINNING OF
 YEAR OR PERIOD...............   920,723,405   849,324,488   524,841,896   518,802,429   1,710,235,097   1,724,053,697
                               -------------  ------------  ------------  ------------  --------------  --------------

NET ASSETS -- END OF YEAR OR
 PERIOD....................... $ 811,270,090  $920,723,405  $467,193,849  $524,841,896  $1,613,751,925  $1,710,235,097
                               =============  ============  ============  ============  ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................           244           536            --            --             751             855
 Redeemed.....................          (589)         (689)           --            --          (1,755)         (1,891)
                               -------------  ------------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)......          (345)         (153)           --            --          (1,004)         (1,036)
                               =============  ============  ============  ============  ==============  ==============

UNIT ACTIVITY CLASS B
 Issued.......................            30           137           121           145             512             580
 Redeemed.....................           (93)         (108)         (263)         (323)           (388)           (324)
                               -------------  ------------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)......           (63)           29          (142)         (178)            124             256
                               =============  ============  ============  ============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                      AXA MODERATE GROWTH           AXA MODERATE-PLUS        AXA SMARTBETA
                                                           STRATEGY*                   ALLOCATION*            EQUITY*(I)
                                                   ------------------------  ------------------------------  -------------
                                                       2015         2014          2015            2014           2015
                                                   -----------  -----------  --------------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $     6,309  $    60,274  $   (3,847,951) $      708,477     $   669
 Net realized gain (loss) on investments..........     567,420      817,022      65,281,607      96,435,352         (15)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,357,790)    (131,808)    (88,376,532)    (71,034,677)     (2,015)
                                                   -----------  -----------  --------------  --------------     -------

 Net increase (decrease) in net assets resulting
   from operations................................    (784,061)     745,488     (26,942,876)     26,109,152      (1,361)
                                                   -----------  -----------  --------------  --------------     -------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  13,758,522   10,973,339     110,658,451     116,316,556      14,509
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   1,023,202    2,630,929     (44,903,661)    (37,829,851)     61,085
 Redemptions for contract benefits and
   terminations...................................  (2,236,123)  (1,308,752)    (73,405,692)    (79,504,512)       (276)
 Contract maintenance charges.....................     (83,846)     (47,037)     (1,675,853)     (1,709,051)          3
                                                   -----------  -----------  --------------  --------------     -------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  12,461,755   12,248,479      (9,326,755)     (2,726,858)     75,321
                                                   -----------  -----------  --------------  --------------     -------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --        2,500              --              --          --
                                                   -----------  -----------  --------------  --------------     -------

NET INCREASE (DECREASE) IN NET ASSETS.............  11,677,694   12,996,467     (36,269,631)     23,382,294      73,960
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  25,397,637   12,401,170   1,080,447,844   1,057,065,550          --
                                                   -----------  -----------  --------------  --------------     -------

NET ASSETS -- END OF YEAR OR PERIOD............... $37,075,331  $25,397,637  $1,044,178,213  $1,080,447,844     $73,960
                                                   ===========  ===========  ==============  ==============     =======

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         141          142             732             811           1
 Redeemed.........................................         (41)         (41)           (798)           (833)         (1)
                                                   -----------  -----------  --------------  --------------     -------
 Net Increase (Decrease)..........................         100          101             (66)            (22)         --
                                                   ===========  ===========  ==============  ==============     =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                           AXA/DOUBLELINE
                                                        AXA/AB DYNAMIC            AXA/AB SMALL CAP         OPPORTUNISTIC
                                                       MODERATE GROWTH*                GROWTH*           CORE PLUS BOND*(I)
                                                   ------------------------  --------------------------  ------------------
                                                       2015         2014         2015          2014             2015
                                                   -----------  -----------  ------------  ------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (55,254) $   (11,258) $ (4,550,261) $ (4,609,390)      $  9,104
 Net realized gain (loss) on investments..........     358,783      230,240    48,667,429    57,562,772           (666)
 Net change in unrealized appreciation
   (depreciation) of investments..................    (575,002)      75,480   (58,282,278)  (45,318,671)       (19,081)
                                                   -----------  -----------  ------------  ------------       --------

 Net increase (decrease) in net assets resulting
   from operations................................    (271,473)     294,462   (14,165,110)    7,634,711        (10,643)
                                                   -----------  -----------  ------------  ------------       --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   4,063,837    2,258,652    17,039,665    16,663,317        324,898
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   1,223,773    3,928,673   (10,278,314)  (10,678,314)       366,014
 Redemptions for contract benefits and
   terminations...................................  (2,199,951)    (290,909)  (29,387,789)  (31,015,245)        (2,178)
 Contract maintenance charges.....................     (12,760)      (5,921)     (215,449)     (230,822)           (79)
 Adjustment to net assets allocated to contracts
   in payout period...............................          --           --       250,494       154,461             --
                                                   -----------  -----------  ------------  ------------       --------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   3,074,899    5,890,495   (22,591,393)  (25,106,603)       688,655
                                                   -----------  -----------  ------------  ------------       --------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          59           --      (250,489)     (154,461)            13
                                                   -----------  -----------  ------------  ------------       --------

NET INCREASE (DECREASE) IN NET ASSETS.............   2,803,485    6,184,957   (37,006,992)  (17,626,353)       678,025
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  11,621,055    5,436,098   370,725,196   388,351,549             --
                                                   -----------  -----------  ------------  ------------       --------

NET ASSETS -- END OF YEAR OR PERIOD............... $14,424,540  $11,621,055  $333,718,204  $370,725,196       $678,025
                                                   ===========  ===========  ============  ============       ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued...........................................          --           --            68           106             --
 Redeemed.........................................          --           --          (136)         (183)            --
                                                   -----------  -----------  ------------  ------------       --------
 Net Increase (Decrease)..........................          --           --           (68)          (77)            --
                                                   ===========  ===========  ============  ============       ========

UNIT ACTIVITY CLASS B
 Issued...........................................          50           58            55            52              8
 Redeemed.........................................         (25)          (9)          (53)          (54)            (1)
                                                   -----------  -----------  ------------  ------------       --------
 Net Increase (Decrease)..........................          25           49             2            (2)             7
                                                   ===========  ===========  ============  ============       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                              AXA/FRANKLIN SMALL CAP    AXA/FRANKLIN TEMPLETON
                                                     AXA/FRANKLIN BALANCED         VALUE MANAGED          ALLOCATION MANAGED
                                                      MANAGED VOLATILITY*           VOLATILITY*               VOLATILITY*
                                                   ------------------------  ------------------------  ------------------------
                                                       2015         2014         2015         2014         2015         2014
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   965,712  $   966,300  $  (184,103) $  (236,191) $   (23,602) $   327,155
 Net realized gain (loss) on investments..........   3,707,923    3,802,524    1,265,164    1,600,704    3,781,494    3,891,162
 Net change in unrealized appreciation
   (depreciation) of investments..................  (8,637,323)    (841,981)  (2,444,955)  (1,209,342)  (6,678,966)  (1,525,302)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (3,963,688)   3,926,843   (1,363,894)     155,171   (2,921,074)   2,693,015
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   8,319,332    6,747,741    1,469,212    1,482,680    7,294,151    6,926,815
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (706,877)   9,420,426   (1,171,446)    (189,672)    (414,645)   3,815,706
 Redemptions for contract benefits and
   terminations...................................  (8,684,795)  (8,816,436)  (1,586,531)  (2,437,778)  (6,701,177)  (5,530,067)
 Contract maintenance charges.....................     (64,860)     (63,507)     (10,921)     (11,809)     (67,829)     (65,810)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  (1,137,200)   7,288,224   (1,299,686)  (1,156,579)     110,500    5,146,644
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --       20,000           --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (5,100,888)  11,235,067   (2,663,580)  (1,001,408)  (2,810,574)   7,839,659
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  92,543,338   81,308,271   18,940,642   19,942,050   72,035,605   64,195,946
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $87,442,450  $92,543,338  $16,277,062  $18,940,642  $69,225,031  $72,035,605
                                                   ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         129          176           17           25          102          144
 Redeemed.........................................        (141)        (118)         (27)         (32)        (102)         (97)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................         (12)          58          (10)          (7)          --           47
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                    AXA/MUTUAL LARGE CAP
                                                       AXA/HORIZON         AXA/LOOMIS SAYLES           EQUITY MANAGED
                                                   SMALL CAP VALUE*(I)          GROWTH*                  VOLATILITY*
                                                   ------------------- -------------------------  ------------------------
                                                          2015             2015         2014          2015         2014
                                                   ------------------- -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................       $   166       $  (496,377) $   (499,486) $   143,567  $   139,252
 Net realized gain (loss) on investments..........         2,775           453,035    15,657,431    1,994,854    2,781,019
 Net change in unrealized appreciation
   (depreciation) of investments..................        (6,704)        4,126,754   (12,554,925)  (3,109,126)    (512,133)
                                                         -------       -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................        (3,763)        4,083,412     2,603,020     (970,705)   2,408,138
                                                         -------       -----------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............        17,051         2,325,174     2,044,421    1,433,292    1,737,200
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....        63,286           742,871    (2,849,298)  (1,284,297)  (1,195,398)
 Redemptions for contract benefits and
   terminations...................................          (215)       (3,158,598)   (4,377,311)  (3,022,088)  (3,829,687)
 Contract maintenance charges.....................             1           (23,535)      (23,551)     (32,737)     (33,539)
                                                         -------       -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................        80,123          (114,088)   (5,205,739)  (2,905,830)  (3,321,424)
                                                         -------       -----------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............        76,360         3,969,324    (2,602,719)  (3,876,535)    (913,286)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........            --        42,012,532    44,615,251   29,743,606   30,656,892
                                                         -------       -----------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD...............       $76,360       $45,981,856  $ 42,012,532  $25,867,071  $29,743,606
                                                         =======       ===========  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................             1                38            18           14           19
 Redeemed.........................................            --               (38)          (50)         (36)         (45)
                                                         -------       -----------  ------------  -----------  -----------
 Net Increase (Decrease)..........................             1                --           (32)         (22)         (26)
                                                         =======       ===========  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                     AXA/PACIFIC      AXA/TEMPLETON GLOBAL     CHARTER/SM/
                                                   GLOBAL SMALL CAP      EQUITY MANAGED       INTERNATIONAL
                                                      VALUE*(I)            VOLATILITY*        MODERATE*(I)
                                                   ---------------- ------------------------  -------------
                                                         2015           2015         2014         2015
                                                   ---------------- -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................     $   (169)    $  (594,157) $    57,168     $   225
 Net realized gain (loss) on investments..........        1,654       2,149,212    2,805,570           6
 Net change in unrealized appreciation
   (depreciation) of investments..................      (16,914)     (3,310,914)  (2,948,826)       (972)
                                                       --------     -----------  -----------     -------

 Net increase (decrease) in net assets resulting
   from operations................................      (15,429)     (1,755,859)     (86,088)       (741)
                                                       --------     -----------  -----------     -------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............       51,040       4,685,861    5,225,617       4,555
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....       86,057      (1,203,492)   1,057,497      19,198
 Redemptions for contract benefits and
   terminations...................................         (569)     (4,134,932)  (4,958,494)         --
 Contract maintenance charges.....................           (1)        (49,148)     (48,085)         --
                                                       --------     -----------  -----------     -------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................      136,527        (701,711)   1,276,535      23,753
                                                       --------     -----------  -----------     -------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................           --              --       18,000          --
                                                       --------     -----------  -----------     -------

NET INCREASE (DECREASE) IN NET ASSETS.............      121,098      (2,457,570)   1,208,447      23,012
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........           --      46,638,538   45,430,091          --
                                                       --------     -----------  -----------     -------

NET ASSETS -- END OF YEAR OR PERIOD...............     $121,098     $44,180,968  $46,638,538     $23,012
                                                       ========     ===========  ===========     =======

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................            1              57           83          --
 Redeemed.........................................           --             (63)         (72)         --
                                                       --------     -----------  -----------     -------
 Net Increase (Decrease)..........................            1              (6)          11          --
                                                       ========     ===========  ===========     =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                           CHARTER/SM/
                                                          MULTI-SECTOR           CHARTER/SM/          CHARTER/SM/
                                                              BOND*            REAL ASSETS*(I)     SMALL CAP GROWTH*
                                                   --------------------------  --------------- -------------------------
                                                       2015          2014           2015           2015         2014
                                                   ------------  ------------  --------------- -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    250,496  $  1,269,800      $    88     $  (471,293) $   (658,342)
 Net realized gain (loss) on investments..........   (1,913,717)   (2,049,431)          (8)      3,020,979     5,945,722
 Net change in unrealized appreciation
   (depreciation) of investments..................     (117,237)    1,974,792         (504)     (5,664,334)   (7,995,435)
                                                   ------------  ------------      -------     -----------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   (1,780,458)    1,195,161         (424)     (3,114,648)   (2,708,055)
                                                   ------------  ------------      -------     -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    6,642,234     6,869,934        8,312       2,291,601     2,798,285
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (4,038,712)   (4,668,198)       4,763      (2,906,946)   (6,613,833)
 Redemptions for contract benefits and
   terminations...................................   (8,781,242)  (10,495,337)          --      (2,939,304)   (4,359,237)
 Contract maintenance charges.....................      (76,209)      (83,226)          (3)        (29,474)      (33,246)
 Adjustment to net assets allocated to contracts
   in payout period...............................       25,629        55,585           --              --            --
                                                   ------------  ------------      -------     -----------  ------------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   (6,228,300)   (8,321,242)      13,072      (3,584,123)   (8,208,031)
                                                   ------------  ------------      -------     -----------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................      (25,629)        9,415           --             (43)      194,996
                                                   ------------  ------------      -------     -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............   (8,034,387)   (7,116,666)      12,648      (6,698,814)  (10,721,090)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  100,133,816   107,250,482           --      42,273,698    57,994,788
                                                   ------------  ------------      -------     -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 92,099,429  $100,133,816      $12,648     $40,574,884  $ 47,273,698
                                                   ============  ============      =======     ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued...........................................           42            44           --              --            --
 Redeemed.........................................          (74)          (87)          --              --            --
                                                   ------------  ------------      -------     -----------  ------------
 Net Increase (Decrease)..........................          (32)          (43)          --              --            --
                                                   ============  ============      =======     ===========  ============

UNIT ACTIVITY CLASS B
 Issued...........................................           40            48           --              34            58
 Redeemed.........................................          (46)          (61)          --             (57)         (110)
                                                   ------------  ------------      -------     -----------  ------------
 Net Increase (Decrease)..........................           (6)          (13)          --             (23)          (52)
                                                   ============  ============      =======     ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                            CHARTER/SM/                EQ/BLACKROCK             EQ/BOSTON ADVISORS
                                         SMALL CAP VALUE*           BASIC VALUE EQUITY*           EQUITY INCOME*
                                    --------------------------  --------------------------  --------------------------
                                        2015          2014          2015          2014          2015          2014
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (878,305) $ (1,517,497) $    259,500  $ (1,258,775) $    336,187  $    313,209
 Net realized gain (loss) on
   investments.....................    6,738,494    11,789,785    41,625,785    51,223,658    12,348,527    15,863,930
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (23,006,772)  (19,126,655)  (92,720,310)    2,922,887   (15,836,124)   (8,628,156)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations  (17,146,583)   (8,854,367)  (50,835,025)   52,887,770    (3,151,410)    7,548,983
                                    ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    5,465,980     5,921,234    64,710,481    62,315,058     9,061,189     9,669,903
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (4,283,222)   (7,899,201)  (10,864,601)   (1,842,617)   (5,323,577)   (4,514,805)
 Redemptions for contract benefits
   and terminations................   (8,493,586)  (10,815,801)  (46,952,926)  (49,012,626)   (7,613,143)   (8,571,954)
 Contract maintenance charges......      (77,745)      (95,413)     (446,552)     (426,540)      (72,275)      (74,596)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (7,388,573)  (12,889,181)    6,446,402    11,033,275    (3,947,806)   (3,491,452)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................         (182)       69,997            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (24,535,338)  (21,673,551)  (44,388,623)   63,921,045    (7,099,216)    4,057,531
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  126,451,029   148,124,580   693,107,660   629,186,615   109,343,107   105,285,576
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $101,915,691  $126,451,029  $648,719,037  $693,107,660  $102,243,891  $109,343,107
                                    ============  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................           33            37           353           399            74            90
 Redeemed..........................          (66)          (92)         (311)         (334)         (100)         (109)
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........          (33)          (55)           42            65           (26)          (19)
                                    ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                       EQ/CALVERT SOCIALLY        EQ/CAPITAL GUARDIAN             EQ/COMMON STOCK
                                          RESPONSIBLE*                 RESEARCH*                      INDEX*
                                    ------------------------  --------------------------  ------------------------------
                                        2015         2014         2015          2014           2015            2014
                                    -----------  -----------  ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  (118,041) $  (183,582) $ (1,474,037) $ (1,185,829) $    4,473,239  $    1,713,835
 Net realized gain (loss) on
   investments.....................   9,343,866    2,435,840    12,347,754     9,069,728      85,439,268      79,273,485
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (9,588,431)   2,290,290    (9,351,491)    9,370,918    (115,492,007)    159,676,234
                                    -----------  -----------  ------------  ------------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from operations    (362,606)   4,542,548     1,522,226    17,254,817     (25,579,500)    240,663,554
                                    -----------  -----------  ------------  ------------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   3,581,757    3,186,281     8,740,076     8,254,720      49,488,360      51,072,631
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net     315,079      749,623    (2,267,042)   (6,974,106)    (43,588,585)    (53,839,229)
 Redemptions for contract benefits
   and terminations................  (3,347,392)  (2,211,847)  (17,467,136)  (18,975,345)   (189,106,451)   (205,551,817)
 Contract maintenance charges......     (36,679)     (34,804)      (93,392)      (99,162)     (1,195,020)     (1,269,483)
 Adjustment to net assets
   allocated to contracts in
   payout period...................          --           --            --            --       2,093,320         259,398
                                    -----------  -----------  ------------  ------------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......     512,765    1,689,253   (11,087,494)  (17,793,893)   (182,308,376)   (209,328,500)
                                    -----------  -----------  ------------  ------------  --------------  --------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --           --            --        30,000        (537,781)      1,545,638
                                    -----------  -----------  ------------  ------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     150,159    6,231,801    (9,565,268)     (509,076)   (208,425,657)     32,880,692
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  43,066,481   36,834,680   203,186,494   203,695,570   2,388,091,595   2,355,210,903
                                    -----------  -----------  ------------  ------------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD $43,216,640  $43,066,481  $193,621,226  $203,186,494  $2,179,665,938  $2,388,091,595
                                    ===========  ===========  ============  ============  ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................          --           --            --            --             244             286
 Redeemed..........................          --           --            --            --            (607)           (728)
                                    -----------  -----------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)...........          --           --            --            --            (363)           (442)
                                    ===========  ===========  ============  ============  ==============  ==============

UNIT ACTIVITY CLASS B
 Issued............................          61           51            88            76             104             118
 Redeemed..........................         (58)         (37)         (135)         (169)           (122)           (138)
                                    -----------  -----------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)...........           3           14           (47)          (93)            (18)            (20)
                                    ===========  ===========  ============  ============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                  EQ/EMERGING MARKETS
                                        EQ/CORE BOND INDEX*          EQUITY PLUS*            EQ/EQUITY 500 INDEX*
                                    --------------------------  ----------------------  ------------------------------
                                        2015          2014         2015        2014          2015            2014
                                    ------------  ------------  ----------  ----------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    278,703  $     56,465  $  (19,998) $  (12,059) $    4,019,492  $    1,243,282
 Net realized gain (loss) on
   investments.....................      705,091       813,108    (126,246)     53,580      87,531,886      75,857,901
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................   (1,890,312)      418,373    (714,681)   (177,122)    (96,695,840)     42,826,814
                                    ------------  ------------  ----------  ----------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from operations     (906,518)    1,287,946    (860,925)   (135,601)     (5,144,462)    119,927,997
                                    ------------  ------------  ----------  ----------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   11,550,867    10,544,173   1,083,934     749,046      85,625,814      71,030,406
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net     (542,198)   (1,991,792)    885,455   1,243,649      10,670,302       3,155,419
 Redemptions for contract benefits
   and terminations................  (10,326,043)  (11,369,794)   (142,265)    (79,115)    (79,507,903)    (82,030,559)
 Contract maintenance charges......      (94,414)      (95,798)     (2,805)     (1,241)       (681,682)       (653,928)
 Adjustment to net assets
   allocated to contracts in
   payout period...................           --            --          --          --         252,283         (17,281)
                                    ------------  ------------  ----------  ----------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......      588,212    (2,913,211)  1,824,319   1,912,339      16,358,814      (8,515,943)
                                    ------------  ------------  ----------  ----------  --------------  --------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --            --          --          --        (252,276)        202,286
                                    ------------  ------------  ----------  ----------  --------------  --------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     (318,306)   (1,625,265)    963,394   1,776,738      10,962,076     111,614,340
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  111,259,502   112,884,767   3,010,337   1,233,599   1,162,184,243   1,050,569,903
                                    ------------  ------------  ----------  ----------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD $110,941,196  $111,259,502  $3,973,731  $3,010,337  $1,173,146,319  $1,162,184,243
                                    ============  ============  ==========  ==========  ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................           --            --          --          --             303             286
 Redeemed..........................           --            --          --          --            (350)           (360)
                                    ------------  ------------  ----------  ----------  --------------  --------------
 Net Increase (Decrease)...........           --            --          --          --             (47)            (74)
                                    ============  ============  ==========  ==========  ==============  ==============

UNIT ACTIVITY CLASS B
 Issued............................          180           146          37          45             436             309
 Redeemed..........................         (173)         (171)        (16)        (24)           (211)           (151)
                                    ------------  ------------  ----------  ----------  --------------  --------------
 Net Increase (Decrease)...........            7           (25)         21          21             225             158
                                    ============  ============  ==========  ==========  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                      EQ/GAMCO MERGERS AND       EQ/GAMCO SMALL COMPANY
                                          ACQUISITIONS*                  VALUE*              EQ/GLOBAL BOND PLUS*
                                    ------------------------  ---------------------------  ------------------------
                                        2015         2014          2015          2014          2015         2014
                                    -----------  -----------  -------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  (243,119) $  (261,734) $  (5,243,514) $ (6,820,057) $  (782,557) $  (429,469)
 Net realized gain (loss) on
   investments.....................     964,222    1,052,647     67,497,881    69,097,035   (2,147,557)    (186,736)
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................    (463,134)    (725,316)  (112,808,601)  (49,481,553)    (389,243)     423,882
                                    -----------  -----------  -------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations     257,969       65,597    (50,554,234)   12,795,425   (3,319,357)    (192,323)
                                    -----------  -----------  -------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   1,036,754    1,263,455     82,919,927    80,129,787    4,987,374    5,896,582
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (1,353,467)    (381,047)   (12,674,569)   (8,022,113)  (4,948,953)  (3,630,588)
 Redemptions for contract benefits
   and terminations................  (1,840,522)  (1,858,244)   (44,651,020)  (45,298,432)  (6,506,841)  (7,517,467)
 Contract maintenance charges......     (11,071)     (11,783)      (491,495)     (456,556)     (44,094)     (48,355)
                                    -----------  -----------  -------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  (2,168,306)    (987,619)    25,102,843    26,352,686   (6,512,514)  (5,299,828)
                                    -----------  -----------  -------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --           --             --        25,500           --           --
                                    -----------  -----------  -------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (1,910,337)    (922,022)   (25,451,391)   39,173,611   (9,831,871)  (5,492,151)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  20,198,278   21,120,300    717,771,201   678,597,590   69,465,896   74,958,047
                                    -----------  -----------  -------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $18,287,941  $20,198,278  $ 692,319,810  $717,771,201  $59,634,025  $69,465,896
                                    ===========  ===========  =============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          17           23            448           494           77           92
 Redeemed..........................         (31)         (31)          (355)         (394)        (134)        (135)
                                    -----------  -----------  -------------  ------------  -----------  -----------
 Net Increase (Decrease)...........         (14)          (8)            93           100          (57)         (43)
                                    ===========  ===========  =============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                EQ/INTERMEDIATE        EQ/INTERNATIONAL EQUITY
                                                     EQ/HIGH YIELD BOND*       GOVERNMENT BOND*                INDEX*
                                                   ----------------------  ------------------------  --------------------------
                                                      2015        2014         2015         2014         2015          2014
                                                   ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  267,123  $   94,346  $  (439,502) $  (608,391) $  3,953,474  $  7,161,408
 Net realized gain (loss) on investments..........    (56,902)      8,927      422,761      426,497      (740,269)    4,688,783
 Net change in unrealized appreciation
   (depreciation) of investments..................   (487,333)   (137,123)    (494,052)     383,789   (15,496,968)  (46,807,155)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   (277,112)    (33,850)    (510,793)     201,895   (12,283,763)  (34,956,964)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  1,708,246   1,139,781    2,933,022    3,263,174    20,088,999    20,988,454
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  1,126,101   1,189,646   (1,600,287)  (2,685,133)   (6,072,012)  (11,121,364)
 Redemptions for contract benefits and
   terminations...................................   (281,070)   (172,804)  (6,446,816)  (8,714,620)  (30,975,084)  (38,846,358)
 Contract maintenance charges.....................     (4,250)     (1,811)     (50,282)     (55,825)     (256,562)     (296,011)
 Adjustment to net assets allocated to contracts
   in payout period...............................         --          --       49,201       56,354       119,146       284,656
                                                   ----------  ----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  2,549,027   2,154,812   (5,115,162)  (8,136,050)  (17,095,513)  (28,990,623)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................        100          50      (53,280)     (51,761)     (119,142)     (204,656)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............  2,272,015   2,121,012   (5,679,235)  (7,985,916)  (29,498,418)  (64,152,243)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  3,131,508   1,010,496   66,450,324   74,436,240   392,165,122   456,317,365
                                                   ----------  ----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............... $5,403,523  $3,131,508  $60,771,089  $66,450,324  $362,666,704  $392,165,122
                                                   ==========  ==========  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued...........................................         --          --           27           29           217           200
 Redeemed.........................................         --          --          (47)         (70)         (329)         (355)
                                                   ----------  ----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)..........................         --          --          (20)         (41)         (112)         (155)
                                                   ==========  ==========  ===========  ===========  ============  ============

UNIT ACTIVITY CLASS B
 Issued...........................................         39          29            9            9            57            46
 Redeemed.........................................        (14)         (9)         (22)         (24)          (66)          (95)
                                                   ----------  ----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)..........................         25          20          (13)         (15)           (9)          (49)
                                                   ==========  ==========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                    EQ/JPMORGAN VALUE         EQ/LARGE CAP GROWTH
                                    EQ/INVESCO COMSTOCK*(E)(F)       OPPORTUNITIES*                 INDEX*
                                    --------------------------  ------------------------  --------------------------
                                        2015          2014          2015         2014         2015          2014
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  1,006,144  $    613,440  $  (403,102) $  (143,616) $   (790,872) $   (615,306)
 Net realized gain (loss) on
   investments.....................    5,472,205     6,152,367    6,266,035    4,611,750    32,999,372    35,430,688
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (15,426,357)   (1,779,375)  (8,340,830)   3,076,798   (25,537,911)  (16,775,952)
                                    ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations   (8,948,008)    4,986,432   (2,477,897)   7,544,932     6,670,589    18,039,430
                                    ------------  ------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    9,092,232     6,035,667    5,829,862    4,029,747    15,905,738    12,343,310
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (6,165,363)   80,411,432    5,749,968      816,089     2,630,363     2,336,336
 Redemptions for contract benefits
   and terminations................   (9,827,346)   (6,762,768)  (5,653,474)  (5,384,506)  (14,096,284)  (13,038,389)
 Contract maintenance charges......      (59,924)      (43,960)     (43,579)     (42,089)     (135,095)     (122,570)
                                    ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (6,960,401)   79,640,371    5,882,777     (580,759)    4,304,722     1,518,687
                                    ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --            --           --       30,000            --            --
                                    ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (15,908,409)   84,626,803    3,404,880    6,994,173    10,975,311    19,558,117
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  125,882,753    41,255,950   66,290,590   59,296,417   187,450,625   167,892,508
                                    ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $109,974,344  $125,882,753  $69,695,470  $66,290,590  $198,425,936  $187,450,625
                                    ============  ============  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................           96           593          108           57           281           232
 Redeemed..........................         (141)          (97)         (73)         (56)         (252)         (222)
                                    ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...........          (45)          496           35            1            29            10
                                    ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(e)EQ/Invesco Comstock replaced EQ/Davis New York Venture due to a fund merger on June 13, 2014.
(f)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                        EQ/LARGE CAP VALUE        EQ/MFS INTERNATIONAL
                                              INDEX*                    GROWTH*                EQ/MID CAP INDEX*
                                    -------------------------  -------------------------  --------------------------
                                        2015          2014         2015         2014          2015          2014
                                    ------------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    442,542  $   200,532  $  (643,775) $   (299,118) $ (1,904,927) $ (2,077,962)
 Net realized gain (loss) on
   investments.....................    6,611,938    4,606,344    3,140,165     6,287,155    35,250,818    33,373,313
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (10,773,126)   1,285,670   (3,691,922)  (12,156,444)  (52,701,957)    1,320,857
                                    ------------  -----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations   (3,718,646)   6,092,546   (1,195,532)   (6,168,407)  (19,356,066)   32,616,208
                                    ------------  -----------  -----------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    7,591,262    6,310,526   12,984,603    12,226,538    39,579,345    33,292,494
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net      667,077    3,903,886     (424,711)   (1,833,326)    1,634,122    (4,969,046)
 Redemptions for contract benefits
   and terminations................   (4,756,715)  (5,295,842)  (7,254,421)   (7,865,285)  (31,609,338)  (32,466,519)
 Contract maintenance charges......      (47,993)     (41,722)     (71,904)      (61,971)     (277,171)     (272,184)
                                    ------------  -----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......    3,453,631    4,876,848    5,233,567     2,465,956     9,326,958    (4,415,255)
                                    ------------  -----------  -----------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     (265,015)  10,969,394    4,038,035    (3,702,451)  (10,029,108)   28,200,953
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   63,833,670   52,864,276   93,816,732    97,519,183   463,068,703   434,867,750
                                    ------------  -----------  -----------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $ 63,568,655  $63,833,670  $97,854,767  $ 93,816,732  $453,039,595  $463,068,703
                                    ============  ===========  ===========  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          181          176          136           124           356           312
 Redeemed..........................         (144)        (124)        (106)         (107)         (302)         (337)
                                    ------------  -----------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)...........           37           52           30            17            54           (25)
                                    ============  ===========  ===========  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                 EQ/MORGAN STANLEY MID CAP
                                         EQ/MONEY MARKET*                 GROWTH*             EQ/OPPENHEIMER GLOBAL*
                                    --------------------------  --------------------------  --------------------------
                                        2015          2014          2015          2014          2015          2014
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (868,712) $   (968,280) $ (3,572,673) $ (3,663,426) $ (1,148,220) $   (721,332)
 Net realized gain (loss) on
   investments.....................       (2,573)       (1,745)   10,707,601    40,334,234     5,905,110     3,890,844
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................        1,702         2,228   (25,966,899)  (42,548,182)   (3,494,544)   (2,723,354)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations     (869,583)     (967,797)  (18,831,971)   (5,877,374)    1,262,346       446,158
                                    ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   36,872,946    28,364,265    30,917,675    34,081,180    17,124,113    13,185,030
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (20,712,091)  (19,119,024)  (12,211,968)  (10,284,044)    7,746,048     4,808,748
 Redemptions for contract benefits
   and terminations................  (17,689,481)  (20,175,777)  (17,787,202)  (19,848,578)   (6,575,846)   (6,264,947)
 Contract maintenance charges......      (96,085)      (97,244)     (199,586)     (202,489)      (74,219)      (61,800)
 Adjustment to net assets
   allocated to contracts in
   payout period...................        5,451        40,930            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (1,619,260)  (10,986,850)      718,919     3,746,069    18,220,096    11,667,031
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................      267,035        84,074         2,000            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   (2,221,808)  (11,870,573)  (18,111,052)   (2,131,305)   19,482,442    12,113,189
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   74,770,886    86,641,459   287,986,512   290,117,817   101,764,739    89,651,550
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $ 72,549,078  $ 74,770,886  $269,875,460  $287,986,512  $121,247,181  $101,764,739
                                    ============  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................       15,536        12,997            --            --            --            --
 Redeemed..........................      (15,514)      (13,590)           --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........           22          (593)           --            --            --            --
                                    ============  ============  ============  ============  ============  ============

UNIT ACTIVITY CLASS B
 Issued............................       97,822        71,812           226           266           244           188
 Redeemed..........................      (96,559)      (72,556)         (218)         (248)         (121)         (102)
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........        1,263          (744)            8            18           123            86
                                    ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                        EQ/PIMCO GLOBAL            EQ/PIMCO ULTRA               EQ/QUALITY
                                          REAL RETURN*              SHORT BOND*                 BOND PLUS*
                                    -----------------------  -------------------------  --------------------------
                                        2015        2014         2015         2014          2015          2014
                                    -----------  ----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    46,519  $  357,135  $  (728,878) $   (893,714) $   (219,887) $   (317,319)
 Net realized gain (loss) on
   investments.....................     (36,101)     90,087     (265,829)     (101,711)   (1,164,272)   (1,678,550)
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................    (631,101)   (174,139)    (425,701)     (359,268)      423,993     3,696,973
                                    -----------  ----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations    (620,683)    273,083   (1,420,408)   (1,354,693)     (960,166)    1,701,104
                                    -----------  ----------  -----------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   4,617,229   2,778,099    7,686,433     9,521,285     5,752,282     5,924,552
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   4,994,635   4,244,198   (6,180,056)   (5,892,787)   (3,121,809)   (4,643,463)
 Redemptions for contract benefits
   and terminations................  (1,208,539)   (282,430)  (9,446,897)  (10,713,603)  (10,493,251)  (10,953,656)
 Contract maintenance charges......      (7,238)     (2,172)     (70,823)      (78,454)      (74,440)      (81,386)
 Adjustment to net assets
   allocated to contracts in
   payout period...................          --          --           --            --        29,858        51,543
                                    -----------  ----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   8,396,087   6,737,695   (8,011,343)   (7,163,559)   (7,907,360)   (9,702,410)
                                    -----------  ----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................         550          --           --            --       (29,856)       48,457
                                    -----------  ----------  -----------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   7,775,954   7,010,778   (9,431,751)   (8,518,252)   (8,897,382)   (7,952,849)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   9,391,748   2,380,970   98,520,643   107,038,895   100,681,727   108,634,576
                                    -----------  ----------  -----------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $17,167,702  $9,391,748  $89,088,892  $ 98,520,643  $ 91,784,345  $100,681,727
                                    ===========  ==========  ===========  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................          --          --           --            --            32            38
 Redeemed..........................          --          --           (1)           --           (70)          (79)
                                    -----------  ----------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)...........          --          --           (1)           --           (38)          (41)
                                    ===========  ==========  ===========  ============  ============  ============

UNIT ACTIVITY CLASS B
 Issued............................         138          94          111           156            20            25
 Redeemed..........................         (50)        (23)        (186)         (224)          (30)          (40)
                                    -----------  ----------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)...........          88          71          (75)          (68)          (10)          (15)
                                    ===========  ==========  ===========  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                             EQ/SMALL                EQ/T. ROWE PRICE                EQ/UBS
                                          COMPANY INDEX*               GROWTH STOCK*            GROWTH & INCOME*
                                    --------------------------  --------------------------  ------------------------
                                        2015          2014          2015          2014          2015         2014
                                    ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (841,150) $ (1,134,630) $ (4,725,540) $ (3,939,560) $  (238,513) $  (170,288)
 Net realized gain (loss) on
   investments.....................   28,809,197    35,887,535    40,026,432    24,271,645    8,737,582    3,105,093
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (42,226,883)  (26,212,500)   (4,870,953)    2,345,748   (9,518,935)     453,848
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations  (14,258,836)    8,540,405    30,429,939    22,677,833   (1,019,866)   3,388,653
                                    ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   18,533,378    16,959,893    44,051,958    37,923,134    3,590,295    1,945,973
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (2,766,212)   (6,501,710)   21,168,551     1,574,344    2,660,171    3,196,938
 Redemptions for contract benefits
   and terminations................  (17,440,963)  (17,977,287)  (23,353,280)  (22,746,836)  (2,569,826)  (2,007,819)
 Contract maintenance charges......     (139,080)     (143,835)     (246,492)     (211,092)     (16,209)     (16,729)
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (1,812,877)   (7,662,939)   41,620,737    16,539,550    3,664,431    3,118,363
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --        15,003            --            --           --           --
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (16,071,713)      892,469    72,050,676    39,217,383    2,644,565    6,507,016
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  251,749,578   250,857,109   337,272,487   298,055,104   31,661,191   25,154,175
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $235,677,865  $251,749,578  $409,323,163  $337,272,487  $34,305,756  $31,661,191
                                    ============  ============  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          137           126           497           399           92           66
 Redeemed..........................         (143)         (159)         (270)         (297)         (67)         (47)
                                    ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)...........           (6)          (33)          227           102           25           19
                                    ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                      FIDELITY(R) VIP           FIDELITY(R) VIP
                                       EQ/WELLS FARGO OMEGA            CONTRAFUND(R)             EQUITY-INCOME
                                              GROWTH*                    PORTFOLIO                 PORTFOLIO
                                    --------------------------  --------------------------  -----------------------
                                        2015          2014          2015          2014          2015        2014
                                    ------------  ------------  ------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $ (2,404,643) $ (2,495,569) $ (1,197,847) $ (1,081,373) $   153,229  $  107,262
 Net realized gain (loss) on
   investments.....................   14,353,093    29,209,838    37,951,760    18,334,781      671,619     203,994
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (11,715,268)  (22,111,322)  (39,725,673)    6,900,151   (1,243,571)     51,429
                                    ------------  ------------  ------------  ------------  -----------  ----------

 Net increase (decrease) in net
   assets resulting from operations      233,182     4,602,947    (2,971,760)   24,153,559     (418,723)    362,685
                                    ------------  ------------  ------------  ------------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   11,250,236    13,113,258    47,939,386    42,515,072    1,884,510   1,930,402
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (12,283,223)   (4,203,314)    6,309,811     7,765,614       41,810     184,095
 Redemptions for contract benefits
   and terminations................  (14,613,641)  (18,324,874)  (16,056,966)  (13,446,335)    (270,749)    (80,965)
 Contract maintenance charges......      (60,381)      (63,983)     (200,030)     (158,662)     (10,256)     (7,845)
                                    ------------  ------------  ------------  ------------  -----------  ----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  (15,707,009)   (9,478,913)   37,992,201    36,675,689    1,645,315   2,025,687
                                    ------------  ------------  ------------  ------------  -----------  ----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --        30,000            --         4,710           --          --
                                    ------------  ------------  ------------  ------------  -----------  ----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (15,473,827)   (4,845,966)   35,020,441    60,833,958    1,226,592   2,388,372
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  192,816,508   197,662,474   276,209,122   215,375,164    6,456,379   4,068,007
                                    ------------  ------------  ------------  ------------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD $177,342,681  $192,816,508  $311,229,563  $276,209,122  $ 7,682,971  $6,456,379
                                    ============  ============  ============  ============  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          129           203            --            --           --          --
 Redeemed..........................         (218)         (261)           --            --           --          --
                                    ------------  ------------  ------------  ------------  -----------  ----------
 Net Increase (Decrease)...........          (89)          (58)           --            --           --          --
                                    ============  ============  ============  ============  ===========  ==========

UNIT ACTIVITY SERVICE CLASS 2
 Issued............................           --            --           425           423           15          16
 Redeemed..........................           --            --          (206)         (199)          (4)         (4)
                                    ------------  ------------  ------------  ------------  -----------  ----------
 Net Increase (Decrease)...........           --            --           219           224           11          12
                                    ============  ============  ============  ============  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                        FIDELITY(R) VIP          GOLDMAN SACHS VIT     INVESCO V.I. DIVERSIFIED
                                                       MID CAP PORTFOLIO        MID CAP VALUE FUND          DIVIDEND FUND
                                                   ------------------------  ------------------------  -----------------------
                                                       2015         2014         2015         2014         2015        2014
                                                   -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (245,959) $  (226,644) $  (499,763) $   (90,240) $    58,464  $   36,463
 Net realized gain (loss) on investments..........   3,146,169      703,599    3,423,573    7,954,166      263,278     202,292
 Net change in unrealized appreciation
   (depreciation) of investments..................  (3,847,222)     487,445   (8,024,624)  (4,381,033)    (317,793)    358,797
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    (947,012)     964,400   (5,100,814)   3,482,893        3,949     597,552
                                                   -----------  -----------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   7,761,018    6,787,674    8,768,698    6,588,373    3,884,549   2,808,556
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....      83,529       83,892    3,076,893    7,113,058    1,342,954     309,179
 Redemptions for contract benefits and
   terminations...................................    (742,314)    (411,422)  (2,557,188)  (1,737,322)    (317,047)   (118,748)
 Contract maintenance charges.....................     (40,699)     (30,769)     (24,871)     (17,176)      (9,685)     (5,739)
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   7,061,534    6,429,375    9,263,532   11,946,933    4,900,771   2,993,248
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --           --        2,723        1,422          297          26
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............   6,114,522    7,393,775    4,165,441   15,431,248    4,905,017   3,590,826
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  23,273,134   15,879,359   39,498,358   24,067,110    7,140,799   3,549,973
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $29,387,656  $23,273,134  $43,663,799  $39,498,358  $12,045,816  $7,140,799
                                                   ===========  ===========  ===========  ===========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued...........................................          --           --           --           --           40          26
 Redeemed.........................................          --           --           --           --           (8)         (5)
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --           --           --           32          21
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY SERVICE CLASS 2
 Issued...........................................          61           55           --           --           --          --
 Redeemed.........................................         (18)         (13)          --           --           --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          43           42           --           --           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY SERVICE SHARES
 Issued...........................................          --           --          127          129           --          --
 Redeemed.........................................          --           --          (66)         (47)          --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --           61           82           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                    INVESCO V.I. GLOBAL REAL                               INVESCO V.I. INTERNATIONAL
                                           ESTATE FUND        INVESCO V.I. HIGH YIELD FUND        GROWTH FUND
                                    ------------------------  ---------------------------  ------------------------
                                        2015         2014         2015           2014          2015          2014
                                    -----------  -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $ 1,523,832  $   145,253  $ 1,183,691    $   797,182   $    64,491   $    94,969
 Net realized gain (loss) on
   investments.....................   1,497,503    1,532,885     (172,560)       178,791     1,530,461     1,219,410
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (5,461,569)   4,341,287   (2,442,785)    (1,011,870)   (3,849,938)   (1,904,588)
                                    -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in net
   assets resulting from operations  (2,440,234)   6,019,425   (1,431,654)       (35,897)   (2,254,986)     (590,209)
                                    -----------  -----------   -----------   -----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................  12,327,066    9,641,657    5,873,041      4,695,443    10,472,530     7,628,949
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   2,462,046    8,160,288    1,647,113      1,793,469     5,036,915     6,243,695
 Redemptions for contract benefits
   and terminations................  (4,131,122)  (2,829,702)  (2,031,491)    (1,450,857)   (2,853,488)   (1,938,076)
 Contract maintenance charges......     (36,850)     (27,843)     (19,621)       (14,765)      (34,927)      (26,655)
                                    -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  10,621,140   14,944,400    5,469,042      5,023,290    12,621,030    11,907,913
                                    -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --          320          550             --            --         1,250
                                    -----------  -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   8,180,906   20,964,145    4,037,938      4,987,393    10,366,044    11,318,954
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  63,185,122   42,220,977   24,316,666     19,329,273    42,921,365    31,602,411
                                    -----------  -----------   -----------   -----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD $71,366,028  $63,185,122  $28,354,604    $24,316,666   $53,287,409   $42,921,365
                                    ===========  ===========   ===========   ===========   ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued............................         184          184           95             81           160           138
 Redeemed..........................        (113)         (77)         (49)           (39)          (60)          (44)
                                    -----------  -----------   -----------   -----------   -----------   -----------
 Net Increase (Decrease)...........          71          107           46             42           100            94
                                    ===========  ===========   ===========   ===========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                    INVESCO V.I. MID CAP CORE  INVESCO V.I. SMALL CAP
                                           EQUITY FUND               EQUITY FUND           IVY FUNDS VIP ENERGY
                                    ------------------------  ------------------------  --------------------------
                                        2015         2014         2015         2014         2015          2014
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  (172,432) $  (176,752) $  (108,585) $   (94,356) $   (516,957) $   (538,979)
 Net realized gain (loss) on
   investments.....................   1,784,925    2,195,104    2,103,669    1,209,763    (2,525,988)    4,974,762
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (2,446,859)  (1,633,917)  (2,652,694)  (1,039,475)   (8,233,216)  (11,309,454)
                                    -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations    (834,366)     384,435     (657,610)      75,932   (11,276,161)   (6,873,671)
                                    -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   2,353,924    1,829,275    1,188,267    1,034,655     7,574,948     7,038,467
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net      38,125      336,583      812,360     (305,934)    4,733,418    10,127,774
 Redemptions for contract benefits
   and terminations................  (1,336,369)  (1,262,492)    (492,024)    (421,699)   (2,628,948)   (3,150,767)
 Contract maintenance charges......      (8,854)      (7,951)      (4,517)      (3,761)      (23,625)      (21,279)
                                    -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   1,046,826      895,415    1,504,086      303,261     9,655,793    13,994,195
                                    -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --           --           --           --         1,653            --
                                    -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     212,460    1,279,850      846,476      379,193    (1,618,715)    7,120,524
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  14,583,674   13,303,824    7,888,442    7,509,249    40,893,579    33,773,055
                                    -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $14,796,134  $14,583,674  $ 8,734,918  $ 7,888,442  $ 39,274,864  $ 40,893,579
                                    ===========  ===========  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued............................          --           --           --           --           217           218
 Redeemed..........................          --           --           --           --          (132)         (127)
                                    -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...........          --           --           --           --            85            91
                                    ===========  ===========  ===========  ===========  ============  ============

UNIT ACTIVITY SERIES II
 Issued............................          29           23           17           12            --            --
 Redeemed..........................         (21)         (17)          (9)         (11)           --            --
                                    -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...........           8            6            8            1            --            --
                                    ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                      IVY FUNDS VIP              IVY FUNDS VIP
                                     IVY FUNDS VIP HIGH INCOME        MID CAP GROWTH           SMALL CAP GROWTH
                                    --------------------------  -------------------------  ------------------------
                                        2015          2014          2015          2014         2015         2014
                                    ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  8,349,642  $  5,414,242  $ (1,096,652) $  (897,762) $  (205,401) $  (134,715)
 Net realized gain (loss) on
   investments.....................    1,122,995     4,690,916     9,315,956    7,551,977    1,525,029    1,992,501
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (23,098,017)   (9,909,651)  (14,731,440)  (1,969,327)  (2,184,198)  (1,822,519)
                                    ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations  (13,625,380)      195,507    (6,512,136)   4,684,888     (864,570)      35,267
                                    ------------  ------------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   30,707,129    30,769,125    14,498,092   12,580,819    3,013,749    1,727,995
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (5,626,112)   13,295,525     6,617,966    4,230,423    7,970,625     (295,994)
 Redemptions for contract benefits
   and terminations................  (13,335,988)  (13,319,473)   (5,441,694)  (5,130,475)  (1,153,386)    (776,407)
 Contract maintenance charges......     (104,749)      (84,199)      (52,809)     (40,621)      (9,523)      (6,946)
                                    ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   11,640,280    30,660,978    15,621,555   11,640,146    9,821,465      648,648
                                    ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................        1,615            --            --           --           --           --
                                    ------------  ------------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   (1,983,485)   30,856,485     9,109,419   16,325,034    8,956,895      683,915
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  164,864,337   134,007,852    79,601,230   63,276,196   10,914,473   10,230,558
                                    ------------  ------------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $162,880,852  $164,864,337  $ 88,710,649  $79,601,230  $19,871,368  $10,914,473
                                    ============  ============  ============  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued............................          345           434           214          194          151           42
 Redeemed..........................         (263)         (225)         (100)        (105)         (76)         (38)
                                    ------------  ------------  ------------  -----------  -----------  -----------
 Net Increase (Decrease)...........           82           209           114           89           75            4
                                    ============  ============  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                         LAZARD RETIREMENT
                                      EMERGING MARKETS EQUITY   MFS(R) INTERNATIONAL VALUE   MFS(R) INVESTORS TRUST
                                             PORTFOLIO                   PORTFOLIO                   SERIES
                                    --------------------------  --------------------------  ------------------------
                                        2015          2014          2015          2014          2015         2014
                                    ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    (41,870) $    723,221  $  1,181,495  $    937,671  $   (67,177) $   (52,522)
 Net realized gain (loss) on
   investments.....................   (2,300,228)    2,686,117    10,892,050     6,842,879    1,963,196    1,592,560
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (29,324,061)  (11,664,766)   (4,081,984)   (8,363,584)  (2,040,908)    (526,569)
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations  (31,666,159)   (8,255,428)    7,991,561      (583,034)    (144,889)   1,013,469
                                    ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   25,735,744    24,310,473    40,238,303    30,703,803    1,384,838    1,330,935
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net    8,474,779     7,927,112    25,836,301    21,177,714     (558,838)    (300,434)
 Redemptions for contract benefits
   and terminations................   (7,677,811)   (7,949,530)  (11,892,553)   (8,289,814)    (767,662)    (558,235)
 Contract maintenance charges......      (94,343)      (89,979)     (137,496)      (94,766)      (7,502)      (6,663)
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   26,438,369    24,198,076    54,044,555    43,496,937       50,836      465,603
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --        20,000         3,275         1,224           --           --
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   (5,227,790)   15,962,648    62,039,391    42,915,127      (94,053)   1,479,072
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  132,112,635   116,149,987   167,974,118   125,058,991   12,152,535   10,673,463
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $126,884,845  $132,112,635  $230,013,509  $167,974,118  $12,058,482  $12,152,535
                                    ============  ============  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued............................           --            --           514           422           15           17
 Redeemed..........................           --            --          (175)         (139)         (15)         (15)
                                    ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)...........           --            --           339           283           --            2
                                    ============  ============  ============  ============  ===========  ===========

UNIT ACTIVITY SERVICE SHARES
 Issued............................          510           433            --            --           --           --
 Redeemed..........................         (228)         (209)           --            --           --           --
                                    ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)...........          282           224            --            --           --           --
                                    ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                     MFS(R) MASSACHUSETTS
                                    INVESTORS GROWTH STOCK     MFS(R) TECHNOLOGY          MFS(R) UTILITIES
                                       PORTFOLIO(G)(H)             PORTFOLIO                   SERIES
                                    ---------------------- ------------------------  -------------------------
                                             2015              2015         2014         2015          2014
                                    ---------------------- -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......      $   (51,717)      $  (580,191) $  (429,387) $  2,713,584  $   615,380
 Net realized gain (loss) on
   investments.....................          916,433         5,178,252    4,428,614     8,976,591    8,352,659
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................       (1,155,150)         (610,593)    (898,305)  (27,913,715)  (1,590,237)
                                         -----------       -----------  -----------  ------------  -----------

 Net increase (decrease) in net
   assets resulting from operations         (290,434)        3,987,468    3,100,922   (16,223,540)   7,377,802
                                         -----------       -----------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................        1,116,230         7,999,917    5,492,716    16,241,960   14,942,645
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net       10,230,238         8,249,339    3,815,620    (6,118,581)  16,292,455
 Redemptions for contract benefits
   and terminations................         (482,609)       (3,256,494)  (2,433,744)   (6,702,019)  (5,718,949)
 Contract maintenance charges......           (5,631)          (25,370)     (17,131)      (53,059)     (39,606)
                                         -----------       -----------  -----------  ------------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......       10,858,228        12,967,392    6,857,461     3,368,301   25,476,545
                                         -----------       -----------  -----------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................               --                --           --         1,598           --
                                         -----------       -----------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................       10,567,794        16,954,860    9,958,383   (12,853,641)  32,854,347
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................               --        40,389,877   30,431,494    99,268,040   66,413,693
                                         -----------       -----------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD      $10,567,794       $57,344,737  $40,389,877  $ 86,414,399  $99,268,040
                                         ===========       ===========  ===========  ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued............................               66               139          119           192          287
 Redeemed..........................              (11)              (76)         (83)         (171)        (139)
                                         -----------       -----------  -----------  ------------  -----------
 Net Increase (Decrease)...........               55                63           36            21          148
                                         ===========       ===========  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(g)Units were made available on March 27, 2015.
(h)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                           MULTIMANAGER                MULTIMANAGER                MULTIMANAGER
                                        AGGRESSIVE EQUITY*              CORE BOND*                MID CAP GROWTH*
                                    --------------------------  --------------------------  --------------------------
                                        2015          2014          2015          2014          2015          2014
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $ (4,607,875) $ (4,822,085) $    863,330  $  1,095,435  $ (1,021,770) $ (1,035,819)
 Net realized gain (loss) on
   investments.....................   27,399,779    24,278,252    (1,945,759)     (673,416)    9,508,706    15,390,517
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................   (3,090,422)   39,143,512      (232,836)    2,694,946   (10,536,292)  (11,749,224)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations   19,701,482    58,599,679    (1,315,265)    3,116,965    (2,049,356)    2,605,474
                                    ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   10,772,092    11,254,391    11,748,750    12,503,166     3,056,052     3,255,417
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (14,078,648)  (18,136,137)   (5,275,040)   (9,905,457)     (851,169)   (3,297,609)
 Redemptions for contract benefits
   and terminations................  (50,771,076)  (57,450,583)  (12,759,771)  (12,611,300)   (5,866,247)   (7,222,085)
 Contract maintenance charges......     (433,974)     (457,769)      (93,403)      (95,187)      (44,537)      (47,624)
 Adjustment to net assets
   allocated to contracts in
   payout period...................       77,632        24,484            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  (54,433,974)  (64,765,614)   (6,379,464)  (10,108,778)   (3,705,901)   (7,311,901)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................     (107,172)       15,202            --       170,000            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (34,839,664)   (6,150,733)   (7,694,729)   (6,821,813)   (5,755,257)   (4,706,427)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  633,516,741   639,667,474   128,134,591   134,956,404    78,701,981    83,408,408
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $598,677,077  $633,516,741  $120,439,862  $128,134,591  $ 72,946,724  $ 78,701,981
                                    ============  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................          259           258            --            --            --            --
 Redeemed..........................         (651)         (764)           --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........         (392)         (506)           --            --            --            --
                                    ============  ============  ============  ============  ============  ============

UNIT ACTIVITY CLASS B
 Issued............................           21            17           143           153            48            50
 Redeemed..........................          (40)          (43)         (187)         (222)          (67)          (94)
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........          (19)          (26)          (44)          (69)          (19)          (44)
                                    ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                       MULTIMANAGER MID CAP           MULTIMANAGER            OPPENHEIMER MAIN
                                              VALUE*                   TECHNOLOGY*            STREET FUND(R)/VA
                                    -------------------------  --------------------------  ----------------------
                                        2015          2014         2015          2014         2015        2014
                                    ------------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (368,846) $  (567,825) $ (1,918,749) $ (1,801,444) $   (9,184) $   (6,975)
 Net realized gain (loss) on
   investments.....................    4,349,016    5,926,624    23,670,376    25,105,671     443,239      89,604
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................   (7,860,004)  (2,773,709)  (14,489,931)   (7,340,041)   (388,538)     55,733
                                    ------------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net
   assets resulting from operations   (3,879,834)   2,585,090     7,261,696    15,964,186      45,517     138,362
                                    ------------  -----------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    2,263,689    2,733,854     7,491,951     6,694,334     676,210     706,923
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (3,035,988)  (4,391,652)   (3,290,930)      484,885     102,722     108,613
 Redemptions for contract benefits
   and terminations................   (5,807,965)  (6,678,459)  (11,074,402)  (12,044,917)    (94,451)    (32,818)
 Contract maintenance charges......      (33,880)     (37,312)      (85,285)      (85,547)     (2,795)     (1,717)
                                    ------------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (6,614,144)  (8,373,569)   (6,958,666)   (4,951,245)    681,686     781,001
                                    ------------  -----------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (10,493,978)  (5,788,479)      303,030    11,012,941     727,203     919,363
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   64,181,344   69,969,823   148,476,213   137,463,272   2,045,965   1,126,602
                                    ------------  -----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD $ 53,687,366  $64,181,344  $148,779,243  $148,476,213  $2,773,168  $2,045,965
                                    ============  ===========  ============  ============  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................           18           29           140           190          --          --
 Redeemed..........................          (51)         (70)         (176)         (220)         --          --
                                    ------------  -----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)...........          (33)         (41)          (36)          (30)         --          --
                                    ============  ===========  ============  ============  ==========  ==========

UNIT ACTIVITY SERVICE CLASS
 Issued............................           --           --            --            --           4           6
 Redeemed..........................           --           --            --            --          (1)         (1)
                                    ------------  -----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)...........           --           --            --            --           3           5
                                    ============  ===========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                        PIMCO COMMODITY
                                                    REALRETURN(R) STRATEGY          TARGET 2015               TARGET 2025
                                                           PORTFOLIO                ALLOCATION*               ALLOCATION*
                                                   ------------------------  ------------------------  ------------------------
                                                       2015         2014         2015         2014         2015         2014
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   165,453  $   (52,883) $   (25,226) $   (19,847) $    14,771  $    24,412
 Net realized gain (loss) on investments..........    (733,882)    (178,629)     274,155    3,754,597    1,513,365    6,863,131
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,141,016)  (1,084,976)    (993,286)  (3,338,958)  (3,332,037)  (5,601,465)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,709,445)  (1,316,488)    (744,357)     395,792   (1,803,901)   1,286,078
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,630,575    1,876,667    3,055,402    2,850,362    7,436,612    6,682,554
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....      98,451      232,793   (1,097,738)    (697,046)     422,081      897,856
 Redemptions for contract benefits and
   terminations...................................    (211,687)    (175,838)  (3,048,775)  (2,930,699)  (3,914,104)  (2,809,692)
 Contract maintenance charges.....................      (6,585)      (7,165)     (13,324)     (13,846)     (43,966)     (40,877)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   1,510,754    1,926,457   (1,104,435)    (791,229)   3,900,623    4,729,841
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................       1,826       (1,825)          --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (196,865)     608,144   (1,848,792)    (395,437)   2,096,722    6,015,919
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   5,389,086    4,780,942   24,805,604   25,201,041   51,650,250   45,634,331
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 5,192,221  $ 5,389,086  $22,956,812  $24,805,604  $53,746,972  $51,650,250
                                                   ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          --           --           36           43           92           89
 Redeemed.........................................          --           --          (46)         (50)         (60)         (51)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          --           --          (10)          (7)          32           38
                                                   ===========  ===========  ===========  ===========  ===========  ===========

UNIT ACTIVITY ADVISOR CLASS
 Issued...........................................          34           26           --           --           --           --
 Redeemed.........................................         (13)          (6)          --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          21           20           --           --           --           --
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                          TARGET 2035               TARGET 2045         TARGET 2055
                                                          ALLOCATION*               ALLOCATION*        ALLOCATION*(I)
                                                   ------------------------  ------------------------  --------------
                                                       2015         2014         2015         2014          2015
                                                   -----------  -----------  -----------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    32,352  $    37,118  $    50,768  $    52,585     $  5,825
 Net realized gain (loss) on investments..........   1,713,105    6,441,913    1,337,737    4,922,402         (170)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (3,456,752)  (5,080,934)  (2,945,712)  (3,797,116)     (19,362)
                                                   -----------  -----------  -----------  -----------     --------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,711,295)   1,398,097   (1,557,207)   1,177,871      (13,707)
                                                   -----------  -----------  -----------  -----------     --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   7,950,896    6,754,827    7,583,709    6,072,117      366,107
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     (76,627)     262,117    1,122,924      939,556      186,017
 Redemptions for contract benefits and
   terminations...................................  (2,319,092)  (2,116,891)  (1,814,246)  (1,235,417)          --
 Contract maintenance charges.....................     (67,887)     (65,888)     (82,560)     (70,764)        (305)
                                                   -----------  -----------  -----------  -----------     --------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   5,487,290    4,834,165    6,809,827    5,705,492      551,819
                                                   -----------  -----------  -----------  -----------     --------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --       10,000           --           --            9
                                                   -----------  -----------  -----------  -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS.............   3,775,995    6,242,262    5,252,620    6,883,363      538,121
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  47,930,885   41,688,623   37,870,235   30,986,872           --
                                                   -----------  -----------  -----------  -----------     --------

NET ASSETS -- END OF YEAR OR PERIOD............... $51,706,880  $47,930,885  $43,122,855  $37,870,235     $538,121
                                                   ===========  ===========  ===========  ===========     ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          81           74           79           64            7
 Redeemed.........................................         (40)         (37)         (26)         (22)          (1)
                                                   -----------  -----------  -----------  -----------     --------
 Net Increase (Decrease)..........................          41           37           53           42            6
                                                   ===========  ===========  ===========  ===========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                     TEMPLETON GLOBAL BOND    VAN ECK VIP GLOBAL HARD
                                                           VIP FUND                 ASSETS FUND
                                                   ------------------------  ------------------------
                                                       2015         2014         2015         2014
                                                   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 2,882,547  $ 1,239,640  $  (225,645) $  (259,325)
 Net realized gain (loss) on investments..........    (492,015)     (59,184)  (1,223,149)     488,586
 Net change in unrealized appreciation
   (depreciation) of investments..................  (4,904,619)  (1,096,943)  (5,869,339)  (4,920,665)
                                                   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (2,514,087)      83,513   (7,318,133)  (4,691,404)
                                                   -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  13,575,804   11,457,171    2,884,845    3,344,147
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (522,486)     543,858    2,573,811    2,316,598
 Redemptions for contract benefits and
   terminations...................................  (1,563,290)    (693,721)  (1,196,843)  (1,292,561)
 Contract maintenance charges.....................     (51,633)     (41,522)      (9,746)     (10,075)
                                                   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  11,438,395   11,265,786    4,252,067    4,358,109
                                                   -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................         198           90           --          800
                                                   -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............   8,924,506   11,349,389   (3,066,066)    (332,495)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  38,426,351   27,076,962   18,323,463   18,655,958
                                                   -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $47,350,857  $38,426,351  $15,257,397  $18,323,463
                                                   ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S SHARES
 Issued...........................................          --           --          135          104
 Redeemed.........................................          --           --          (66)         (57)
                                                   -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          --           --           69           47
                                                   ===========  ===========  ===========  ===========

UNIT ACTIVITY CLASS 2
 Issued...........................................         151          122           --           --
 Redeemed.........................................         (52)         (26)          --           --
                                                   -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          99           96           --           --
                                                   ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
The -- on the Changes in Units section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2015

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trusts, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and Van Eck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Diversified Dividend Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. High Yield Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
 .   American Funds Insurance Series(R) Bond Fund/SM/

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Charter/SM/ International Moderate
 .   Charter/SM/ Multi-Sector Bond
 .   Charter/SM/ Real Assets
 .   Charter/SM/ Small Cap Growth
 .   Charter/SM/ Small Cap Value
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation
 .   Target 2055 Allocation

     EQ ADVISORS TRUST*
 .   All Asset Aggressive-Alt 25
 .   All Asset Growth-Alt 20
 .   All Asset Moderate Growth-Alt 15
 .   AXA 400 Managed Volatility
 .   AXA 500 Managed Volatility
 .   AXA 2000 Managed Volatility
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Global Equity Managed Volatility
 .   AXA Growth Strategy
 .   AXA International Core Managed Volatility
 .   AXA International Managed Volatility
 .   AXA International Value Managed Volatility
 .   AXA Large Cap Core Managed Volatility
 .   AXA Large Cap Growth Managed Volatility
 .   AXA Large Cap Value Managed Volatility
 .   AXA Mid Cap Value Managed Volatility
 .   AXA Moderate Growth Strategy
 .   AXA SmartBeta Equity
 .   AXA/AB Dynamic Moderate Growth/(1)/
 .   AXA/AB Small Cap Growth/(2)/
 .   AXA/DoubleLine Opportunistic Core Plus Bond
 .   AXA/Franklin Balanced Managed Volatility
 .   AXA/Franklin Small Cap Value Managed Volatility
 .   AXA/Franklin Templeton Allocation Managed Volatility
 .   AXA/Horizon Small Cap Value
 .   AXA/Loomis Sayles Growth
 .   AXA/Mutual Large Cap Equity Managed Volatility
 .   AXA/Pacific Global Small Cap Value
 .   AXA/Templeton Global Equity Managed Volatility
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Emerging Markets Equity PLUS
 .   EQ/Equity 500 Index
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/High Yield Bond
 .   EQ/Intermediate Government Bond
 .   EQ/International Equity Index
 .   EQ/Invesco Comstock
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Value Index

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Continued)

 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Money Market
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Oppenheimer Global
 .   EQ/PIMCO Global Real Return
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/UBS Growth & Income
 .   EQ/Wells Fargo Omega Growth
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Templeton Global Bond VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Trust Series
 .   MFS(R) Massachusetts Investors Growth Stock Portfolio
 .   MFS(R) Technology Portfolio
 .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
 .   Oppenheimer Main Street Fund(R) /VA

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO CommodityRealReturn(R) Strategy Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund


   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
  (1)Formerly known as EQ/AllianceBernstein Dynamic Wealth Strategies.
  (2)Formerly known as EQ/AllianceBernstein Small Cap Growth.


   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses, financial accounting charges accumulated in the account, and
   (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Concluded)


   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48.

   Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

   .   EQUI-VEST(R) Series 100 through 801
   .   EQUI-VEST(R) Vantage Series 900
   .   EQUI-VEST(R) Strategies Series 900 and 901
   .   Momentum

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

2. Significant Accounting Policies (Concluded)

   .   Momentum Plus
   .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

   .   EQUI-VEST(R) Series 100 through 801
   .   EQUI-VEST(R) Strategies Series 900 and 901
   .   EQUIPLAN
   .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015


4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2015 were as follows:

                                                       PURCHASES      SALES
                                                      ------------ ------------
All Asset Aggressive-Alt 25.......................... $  6,003,415 $  2,470,539
All Asset Growth-Alt 20..............................   13,115,789   11,273,346
All Asset Moderate Growth-Alt 15.....................    3,773,326    1,126,990
American Century VP Mid Cap Value Fund...............   13,705,907    2,932,067
American Funds Insurance Series(R) Bond Fund/SM/.....   18,385,207    6,041,235
AXA 400 Managed Volatility...........................    2,997,940    1,979,526
AXA 500 Managed Volatility...........................    7,767,947    5,646,278
AXA 2000 Managed Volatility..........................    2,301,109    1,690,633
AXA Aggressive Allocation............................  124,347,960   80,223,096
AXA Balanced Strategy................................   24,523,281   11,089,637
AXA Conservative Allocation..........................   24,922,381   29,175,410
AXA Conservative Growth Strategy.....................    7,891,188    4,291,467
AXA Conservative Strategy............................    3,311,658    2,022,005
AXA Conservative-Plus Allocation.....................   43,507,700   39,067,789
AXA Global Equity Managed Volatility.................   34,250,787   59,584,222
AXA Growth Strategy..................................       55,775       46,699
AXA International Core Managed Volatility............   19,528,724   29,081,027
AXA International Managed Volatility.................    3,355,374    1,570,933
AXA International Value Managed Volatility...........   17,647,373   29,910,110
AXA Large Cap Core Managed Volatility................    4,156,034    6,134,264
AXA Large Cap Growth Managed Volatility..............   70,197,442   91,552,360
AXA Large Cap Value Managed Volatility...............   55,488,927  116,451,452
AXA Mid Cap Value Managed Volatility.................   32,298,898   69,262,137
AXA Moderate Allocation..............................  193,975,164  203,082,227
AXA Moderate Growth Strategy.........................   18,217,968    5,417,830
AXA Moderate-Plus Allocation.........................  181,408,532  144,992,492
AXA SmartBeta Equity.................................       77,814        1,719
AXA/AB Dynamic Moderate Growth.......................    6,330,359    3,207,211
AXA/AB Small Cap Growth..............................   71,809,998   61,665,626
AXA/DoubleLine Opportunistic Core Plus Bond..........      840,220      142,460
AXA/Franklin Balanced Managed Volatility.............   18,814,527   18,986,015
AXA/Franklin Small Cap Value Managed Volatility......    2,388,109    3,871,898
AXA/Franklin Templeton Allocation Managed Volatility.   12,709,012   12,235,855
AXA/Horizon Small Cap Value..........................       84,770        1,568
AXA/Loomis Sayles Growth.............................    7,997,731    8,131,036
AXA/Mutual Large Cap Equity Managed Volatility.......    2,378,665    5,140,928
AXA/Pacific Global Small Cap Value...................      140,959        2,534
AXA/Templeton Global Equity Managed Volatility.......    6,590,334    7,886,202
Charter/SM/ International Moderate...................       24,266          282
Charter/SM/ Multi-Sector Bond........................   12,486,072   18,489,073
Charter/SM/ Real Assets..............................       13,257           97
Charter/SM/ Small Cap Growth.........................    5,794,717    9,850,176
Charter/SM/ Small Cap Value..........................    7,974,448   16,241,508
EQ/BlackRock Basic Value Equity......................  105,545,747   98,839,845
EQ/Boston Advisors Equity Income.....................   23,790,281   18,262,220
EQ/Calvert Socially Responsible......................   13,326,279    8,239,699
EQ/Capital Guardian Research.........................   17,414,207   29,975,738
EQ/Common Stock Index................................   90,101,654  268,211,305
EQ/Core Bond Index...................................   22,257,970   21,391,055
EQ/Emerging Markets Equity PLUS......................    3,191,113    1,386,792
EQ/EQuity 500 Index..................................  249,689,646  208,291,891
EQ/GAMCO Mergers and Acquisitions....................    3,146,369    4,709,721

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

4. Purchases and Sales of Portfolios (Concluded)

                                                        PURCHASES      SALES
                                                       ------------ ------------
EQ/GAMCO Small Company Value.......................... $163,509,865 $106,402,944
EQ/Global Bond PLUS...................................    9,334,907   16,547,612
EQ/High Yield Bond....................................    4,303,222    1,486,872
EQ/Intermediate Government Bond.......................    6,364,149   11,902,243
EQ/International Equity Index.........................   45,681,450   58,942,199
EQ/Invesco Comstock...................................   18,119,229   24,073,486
EQ/JPMorgan Value Opportunities.......................   20,882,073   15,402,398
EQ/Large Cap Growth Index.............................   56,428,509   35,240,474
EQ/Large Cap Value Index..............................   19,836,060   14,359,717
EQ/MFS International Growth...........................   24,368,815   18,285,912
EQ/Mid Cap Index......................................   67,817,699   60,395,668
EQ/Money Market.......................................  152,960,662  155,481,231
EQ/Morgan Stanley Mid Cap Growth......................   54,552,448   50,350,574
EQ/Oppenheimer Global.................................   36,391,305   19,319,429
EQ/PIMCO Global Real Return...........................   13,576,512    5,040,481
EQ/PIMCO Ultra Short Bond.............................   12,146,300   20,886,521
EQ/Quality Bond PLUS..................................    9,826,222   17,983,325
EQ/Small Company Index................................   53,517,344   36,349,247
EQ/T. Rowe Price Growth Stock.........................  106,025,368   54,445,475
EQ/UBS Growth & Income................................   20,211,110   12,283,314
EQ/Wells Fargo Omega Growth...........................   35,153,123   40,595,050
Fidelity(R) VIP Contrafund(R) Portfolio...............  103,063,541   40,687,912
Fidelity(R) VIP Equity-Income Portfolio...............    3,225,254      812,086
Fidelity(R) VIP Mid Cap Portfolio.....................   12,770,468    3,091,543
Goldman Sachs VIT Mid Cap Value Fund..................   22,705,046   10,493,049
Invesco V.I. Diversified Dividend Fund................    6,336,391    1,376,859
Invesco V.I. Global Real Estate Fund..................   29,568,325   17,423,353
Invesco V.I. High Yield Fund..........................   12,697,691    6,044,408
Invesco V.I. International Growth Fund................   20,615,595    7,930,074
Invesco V.I. Mid Cap Core Equity Fund.................    5,580,060    3,270,503
Invesco V.I. Small Cap Equity Fund....................    4,947,592    1,707,252
Ivy Funds VIP Energy..................................   25,547,369   16,181,283
Ivy Funds VIP High Income.............................   61,131,745   39,364,064
Ivy Funds VIP Mid Cap Growth..........................   36,208,139   14,749,008
Ivy Funds VIP Small Cap Growth........................   22,029,850   10,340,229
Lazard Retirement Emerging Markets Equity Portfolio...   50,045,654   23,274,431
MFS(R) International Value Portfolio..................   88,409,878   31,043,906
MFS(R) Investors Trust Series.........................    4,107,346    2,830,286
MFS(R) Massachusetts Investors Growth Stock Portfolio.    2,626,214    2,195,818
MFS(R) Technology Portfolio...........................   29,682,577   15,808,728
MFS(R) Utilities Series...............................   42,413,165   29,409,475
Multimanager Aggressive Equity........................   16,189,948   75,287,340
Multimanager Core Bond................................   23,360,774   28,876,908
Multimanager Mid Cap Growth...........................   15,332,195   13,244,353
Multimanager Mid Cap Value............................    4,272,343   11,255,333
Multimanager Technology...............................   37,245,396   35,364,222
Oppenheimer Main Street Fund(R)/VA....................    1,328,692      283,187
PIMCO CommodityRealReturn(R) Strategy Portfolio.......    2,691,296    1,015,088
Target 2015 Allocation................................    5,007,716    5,845,808
Target 2025 Allocation................................   13,093,155    8,456,334
Target 2035 Allocation................................   11,983,889    5,692,094
Target 2045 Allocation................................   11,664,345    4,107,654
Target 2055 Allocation................................      609,481       51,315
Templeton Global Bond VIP Fund........................   20,967,930    6,425,619
Van Eck VIP Global Hard Assets Fund...................    8,663,762    4,637,340

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options are invested are categorized by the share class of the Portfolio. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Directors and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC receives management fees for services performed in their capacity as investment manager of the Portfolios. FMG LLC either oversees the activities of the investment advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.14% to a high of 1.31% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Dynamic Moderate Growth, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In March 2015, a fund reorganization occurred within MFS(R) Variable Insurance Trusts, impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by MFS Variable Insurance Trusts. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the MFS(R) Massachusetts Investors Growth Stock Portfolio. On March 27, 2015, MFS(R) Investors Growth Stock Series (the "Removed Portfolio") exchanged all of its assets and liabilities for equivalent interests in MFS(R) Massachusetts Investors Growth Stock Portfolio (the "Surviving Portfolio"). For accounting purposes, the reorganization, which occurred on March 27, 2015, was treated as a merger.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Reorganizations (Continued)


   In 2014, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives.

   In June 2014, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). The shares in the Removed Investment Options were replaced with either Class A or Class B shares in the Surviving Investment Options within the same product and with similar contract charge applicable to each policy holder. For accounting purposes, reorganizations which occurred in 2014 were treated as mergers.

-----------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------------
 MARCH 27, 2015           MFS(R) INVESTORS GROWTH STOCK SERIES MFS(R) MASSACHUSETTS INVESTORS
                                                               GROWTH STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------
Shares -- Class Service       768,597                               621,908
Value -- Class Service    $     14.33                          $      17.71
Net Assets Before Merger  $11,013,989                          $         --
Net Assets After Merger   $        --                          $ 11,013,989
Unrealized Gain (Loss)    $   394,876
-----------------------------------------------------------------------------------------------
 JUNE 13, 2014            EQ/DAVIS NEW YORK VENTURE            EQ/INVESCO COMSTOCK
                          EQ/LORD ABBETT LARGE CAP CORE
-----------------------------------------------------------------------------------------------
                          EQ/DAVIS NEW YORK VENTURE
Shares -- Class B           2,454,350
Value -- Class B          $     13.86
Net Assets Before Merger  $34,021,225
Net Assets After Merger   $        --
Unrealized Gain           $ 8,682,687
                          EQ/LORD ABBETT LARGE CAP CORE
Shares -- Class B           3,486,776                             8,295,538
Value -- Class B          $     12.96                          $      14.82
Net Assets Before Merger  $45,193,317                          $ 43,712,513
Net Assets After Merger   $        --                          $122,927,055
Unrealized Gain           $ 1,552,126
-----------------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER INTERNATIONAL EQUITY    AXA INTERNATIONAL CORE MANAGED
                                                               VOLATILITY
-----------------------------------------------------------------------------------------------
Shares -- Class B           4,788,613                            18,772,898
Value -- Class B          $     12.18                          $      10.81
Net Assets Before Merger  $58,347,113                          $144,520,175
Net Assets After Merger   $        --                          $202,867,288
Unrealized Gain           $ 8,803,894
-----------------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER LARGE CAP VALUE         AXA LARGE CAP VALUE MANAGED
                                                               VOLATILITY
-----------------------------------------------------------------------------------------------
Shares -- Class A                                                53,170,971
Value -- Class A                                               $      15.21
Net Assets Before Merger                                       $767,140,932
Net Assets After Merger   $        --                          $808,474,818
Shares -- Class B           4,091,153                             7,279,298
Value -- Class B          $     14.18                          $      15.17
Net Assets Before Merger  $57,994,995                          $ 93,765,645
Net Assets After Merger   $        --                          $110,426,754
Unrealized Gain           $18,999,581
-----------------------------------------------------------------------------------------------

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Reorganizations (Concluded)

-------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
-------------------------------------------------------------------------------------------
 JUNE 20, 2014            EQ/EQUITY GROWTH PLUS              AXA LARGE CAP GROWTH MANAGED
                                                             VOLATILITY
-------------------------------------------------------------------------------------------
Shares -- Class B           17,815,352                         26,259,836
Value -- Class B          $      21.71                       $      25.54
Net Assets Before Merger  $386,809,324                       $283,980,474
Net Assets After Merger   $         --                       $670,789,798
Unrealized Gain           $147,888,852
-------------------------------------------------------------------------------------------
 JUNE 20, 2014            MULTIMANAGER LARGE CAP CORE EQUITY AXA LARGE CAP CORE MANAGED
                                                             VOLATILITY
-------------------------------------------------------------------------------------------
Shares -- Class B              958,444                          3,427,910
Value -- Class B          $      15.08                       $       9.21
Net Assets Before Merger  $ 14,455,752                       $ 17,133,522
Net Assets After Merger   $         --                       $ 31,589,274
Unrealized Gain           $  4,852,562
-------------------------------------------------------------------------------------------

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                           MORTALITY AND                FINANCIAL
                                           EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                           ------------- -------------- ---------- -----

OLD CONTRACTS                                  0.58%          0.16%          --    0.74%

EQUIPLAN(R) CONTRACTS                          0.58%          0.16%          --    0.74%

EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index.....................     0.56%          0.60%        0.24%   1.40%

All Other Funds...........................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index.....................     0.65%          0.60%        0.24%   1.49%

All Other Funds...........................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index.....................     1.15%          0.25%          --    1.40%

All Other Funds...........................     1.09%          0.25%          --    1.34%

EQUI-VEST(R) SERIES 201

All Funds.................................     0.95%          0.25%          --    1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation...................     1.10%          0.25%          --    1.35%

All Other Funds...........................     1.10%          0.24%          --    1.34%

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Continued)

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

MOMENTUM PLUS CONTRACTS                           1.10%          0.25%         --     1.35%

EQUI-VEST(R) SERIES 500 CONTRACTS                 1.20%          0.25%         --     1.45%

EQUI-VEST(R) AT RETIREMENT

1.30% All Funds..............................     0.80%          0.50%         --     1.30%

1.25% All Funds..............................     0.75%          0.50%         --     1.25%

EQUI-VEST(R) SERIES 600 AND 800 CONTRACTS         0.95%          0.25%         --     1.20%

EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds..............................     0.90%            --          --     0.90%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.50% All Funds..............................     0.50%            --          --     0.50%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds..............................     1.20%            --          --     1.20%

0.90% All Funds..............................     0.90%            --          --     0.90%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.25% All Funds..............................     0.25%            --          --     0.25%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds..............................     0.00%            --          --     0.00%

0.10% All Funds..............................     0.10%            --          --     0.10%

0.25% All Funds..............................     0.25%            --          --     0.25%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.60% All Funds..............................     0.60%            --          --     0.60%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.80% All Funds..............................     0.80%            --          --     0.80%

0.90% All Funds..............................     0.90%            --          --     0.90%

1.00% All Funds..............................     1.00%            --          --     1.00%

1.10% All Funds..............................     1.10%            --          --     1.10%

1.15% All Funds..............................     1.15%            --          --     1.15%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds..............................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds..............................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds..............................     0.40%          0.10%         --     0.50%

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Continued)

   "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 100/200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                     AMOUNT DEDUCTED                   HOW DEDUCTED
                -------                       -----------                    ---------------                    ------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and      Unit liquidation from
                                                                account value.                             account value

                                                                HIGH - Depending on account value, $50 if  Unit liquidation from
                                                                the account value on the last business     account value
                                                                day of the contract year is less than
                                                                $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions   Unit liquidation from
                                                                made in the current and prior five         account value
                                                                participation years, whichever is less.

                                                                HIGH - 7% of contributions withdrawn,
                                                                declining by 1% each contract years
                                                                following each contribution.

                                                                Exceptions and limitations may eliminate
                                                                or reduce the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6.25 quarterly         Unit liquidation from
                                                                recordkeeping fee                          account value

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee            Unit liquidation from
option                                                                                                     account value

Charge for third-party transfer or      At time of transaction  $0 to $65                                  Unit liquidation from
exchange                                                                                                   account value

Enhanced death benefit charge           Participation date      0.15% of account value                     Unit liquidation from
                                        anniversary                                                        account value

Guaranteed Minimum Income Benefit                               0.65%                                      Unit liquidation from
                                                                                                           account value

Guaranteed Withdrawal Benefit for Life                          LOW - 0.60% for single life option;        Unit liquidation from
                                                                    0.75% for joint life option            account value

                                                                HIGH - 0.75% for single life;
                                                                    0.90% for joint life

Sales Premium and Other Applicable                              Current tax charge varies by jurisdiction  Deducted from the
Taxes                                                           and ranges from 0% to 3.5%.                amount applied to
                                                                                                           provide an annuity
                                                                                                           payout option

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Concluded)

                                          WHEN CHARGE
            CHARGES                       IS DEDUCTED                       AMOUNT DEDUCTED                   HOW DEDUCTED
             -------                      -----------                       ---------------                    ------------

Guaranteed minimum death benefit                               STANDARD DEATH BENEFIT (AVAILABLE ONLY     Unit liquidation from
charge                                                         WITH THE GUARANTEED MINIMUM INCOME         account value
                                                               BENEFIT) - 0.00%

                                                               GWBL STANDARD DEATH BENEFIT - 0.00%

                                                               ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                               Annual Rachet to age 85 benefit base

                                                               GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                               RACHET TO AGE 85 - 0.60% of the greater
                                                               of 6% roll-up to age 85 benefit base, as
                                                               applicable

                                                               GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                               the GWBL Enhance death benefit base

Personal Income Benefit Charge    Contract/Participation Date  1.00% of the Personal Income Benefit       Unit liquidation from
                                  Anniversary                  account value                              account value

Managed Account Service Fee       Quarterly                    The Managed Account Service ("MAS")        Unit liquidation from
                                                               Advisory fee is a quarterly fee that can   account value
                                                               be charged at an annual rate of up to
                                                               0.60%. The amount of the fee may be lower
                                                               and varies among broker-dealers. The fee
                                                               will be deducted pro rata from the
                                                               Non-Personal Income Benefit variable
                                                               investment options and guaranteed
                                                               interest option first, then from the
                                                               account for special dollar cost
                                                               averaging. The MAS Advisory fee does not
                                                               apply to Personal Income Benefit related
                                                               assets.

Wire Transfer Charge              At time of transaction       $90 for outgoing wire transfers            Unit liquidation from
                                                                                                          account value

Express Mail Charge               At time of transaction       $35 for checks sent by express delivery    Unit liquidation from
                                                                                                          account value

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
ALL ASSET AGGRESSIVE-ALT 25
2015  Lowest contract charge 0.50% Class B       $104.72           --                  --            --       (4.86)%
      Highest contract charge 1.34% Class B      $102.40           --                  --            --       (5.67)%
      All contract charges                            --           78             $ 8,034          0.89%         --
2014  Lowest contract charge 0.50% Class B       $110.07           --                  --            --        1.79%
      Highest contract charge 1.34% Class B      $108.55           --                  --            --        0.94%
      All contract charges                            --           46             $ 5,081          2.31%         --
2013  Lowest contract charge 0.50% Class B(e)    $108.13           --                  --            --        6.71%
      Highest contract charge 1.34% Class B(e)   $107.54           --                  --            --        6.16%
      All contract charges                            --           11             $ 1,157          3.71%         --
ALL ASSET GROWTH-ALT 20
2015  Lowest contract charge 0.50% Class B       $141.73           --                  --            --       (4.44)%
      Highest contract charge 1.45% Class B      $133.41           --                  --            --       (5.36)%
      All contract charges                            --          391             $52,828          0.83%         --

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
ALL ASSET GROWTH-ALT 20 (CONTINUED)
2014   Lowest contract charge 0.50% Class B        $148.32           --                  --            --        1.88%
       Highest contract charge 1.45% Class B       $140.96           --                  --            --        0.91%
       All contract charges                             --          387             $55,179          1.49%         --
2013   Lowest contract charge 0.50% Class B        $145.58           --                  --            --       13.55%
       Highest contract charge 1.45% Class B       $139.69           --                  --            --       12.47%
       All contract charges                             --          356             $50,117          1.47%         --
2012   Lowest contract charge 0.50% Class B        $128.21           --                  --            --       11.43%
       Highest contract charge 1.45% Class B       $124.20           --                  --            --       10.36%
       All contract charges                             --          309             $38,706          1.74%         --
2011   Lowest contract charge 0.50% Class B        $115.06           --                  --            --       (3.97)%
       Highest contract charge 1.45% Class B       $112.54           --                  --            --       (4.89)%
       All contract charges                             --          223             $25,298          1.97%         --
ALL ASSET MODERATE GROWTH-ALT 15
2015   Lowest contract charge 0.50% Class B        $102.12           --                  --            --       (4.21)%
       Highest contract charge 1.34% Class B       $ 99.85           --                  --            --       (5.01)%
       All contract charges                             --           54             $ 5,512          0.98%         --
2014   Lowest contract charge 0.50% Class B        $106.60           --                  --            --        1.91%
       Highest contract charge 1.34% Class B       $105.12           --                  --            --        1.05%
       All contract charges                             --           30             $ 3,194          2.89%         --
2013   Lowest contract charge 0.50% Class B(e)     $104.60           --                  --            --        3.87%
       Highest contract charge 1.34% Class B(e)    $104.03           --                  --            --        3.33%
       All contract charges                             --            3             $   380          2.80%         --
AMERICAN CENTURY VP MID CAP VALUE FUND
2015   Lowest contract charge 0.50% Class II       $177.64           --                  --            --       (2.07)%
       Highest contract charge 1.20% Class II      $170.64           --                  --            --       (2.76)%
       All contract charges                             --          145             $24,827          1.50%         --
2014   Lowest contract charge 0.50% Class II       $181.40           --                  --            --       15.66%
       Highest contract charge 1.20% Class II      $175.49           --                  --            --       14.85%
       All contract charges                             --           89             $15,575          1.04%         --
2013   Lowest contract charge 0.50% Class II       $156.84           --                  --            --       29.25%
       Highest contract charge 1.20% Class II      $152.80           --                  --            --       28.34%
       All contract charges                             --           59             $ 8,994          1.11%         --
2012   Lowest contract charge 0.50% Class II       $121.35           --                  --            --       15.65%
       Highest contract charge 1.20% Class II      $119.06           --                  --            --       14.83%
       All contract charges                             --           31             $ 3,763          2.00%         --
2011   Lowest contract charge 0.70% Class II       $104.57           --                  --            --       (1.53)%
       Highest contract charge 1.20% Class II      $103.68           --                  --            --       (2.03)%
       All contract charges                             --           16             $ 1,668          1.44%         --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
2015   Lowest contract charge 0.50% Class 4        $100.64           --                  --            --       (0.57)%
       Highest contract charge 1.45% Class 4       $ 98.11           --                  --            --       (1.53)%
       All contract charges                             --          247             $24,490          1.87%         --
2014   Lowest contract charge 0.50% Class 4        $101.22           --                  --            --        4.62%
       Highest contract charge 1.45% Class 4(e)    $ 99.63           --                  --            --        3.62%
       All contract charges                             --          130             $13,071          3.66%         --
2013   Lowest contract charge 0.50% Class 4(e)     $ 96.75           --                  --            --       (2.72)%
       Highest contract charge 1.34% Class 4(e)    $ 96.22           --                  --            --       (3.23)%
       All contract charges                             --           14             $ 1,435          3.54%         --
AXA 400 MANAGED VOLATILITY
2015   Lowest contract charge 0.40% Class B        $143.95           --                  --            --       (3.50)%
       Highest contract charge 1.34% Class B       $166.05           --                  --            --       (4.41)%
       All contract charges                             --           45             $ 7,382          0.56%         --
2014   Lowest contract charge 0.40% Class B        $149.17           --                  --            --        8.37%
       Highest contract charge 1.34% Class B       $173.71           --                  --            --        7.33%
       All contract charges                             --           41             $ 7,055          0.43%         --
2013   Lowest contract charge 0.40% Class B        $137.65           --                  --            --       31.15%
       Highest contract charge 1.34% Class B       $161.84           --                  --            --       29.92%
       All contract charges                             --           40             $ 6,117          0.18%         --

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA 400 MANAGED VOLATILITY (CONTINUED)
2012  Lowest contract charge 0.40% Class B(d)   $104.96            --                 --            --         4.46%
      Highest contract charge 1.34% Class B     $124.57            --                 --            --        14.91%
      All contract charges                           --            28           $  3,273          0.23%          --
2011  Lowest contract charge 0.70% Class B      $109.35            --                 --            --        (8.86)%
      Highest contract charge 1.34% Class B     $108.41            --                 --            --        (9.45)%
      All contract charges                           --            25           $  2,592          0.05%          --
AXA 500 MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $165.27            --                 --            --        (0.14)%
      Highest contract charge 1.34% Class B     $176.28            --                 --            --        (0.98)%
      All contract charges                           --            87           $ 14,632          0.97%          --
2014  Lowest contract charge 0.50% Class B      $165.50            --                 --            --        12.03%
      Highest contract charge 1.34% Class B     $178.03            --                 --            --        11.08%
      All contract charges                           --            76           $ 12,843          0.68%          --
2013  Lowest contract charge 0.70% Class B      $163.76            --                 --            --        30.02%
      Highest contract charge 1.34% Class B     $160.27            --                 --            --        29.18%
      All contract charges                           --            58           $  8,943          0.49%          --
2012  Lowest contract charge 0.70% Class B      $125.95            --                 --            --        14.01%
      Highest contract charge 1.34% Class B     $124.07            --                 --            --        13.27%
      All contract charges                           --            47           $  5,612          0.66%          --
2011  Lowest contract charge 0.70% Class B      $110.47            --                 --            --        (4.42)%
      Highest contract charge 1.34% Class B     $109.53            --                 --            --        (5.03)%
      All contract charges                           --            35           $  3,721          0.64%          --
AXA 2000 MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $144.00            --                 --            --        (5.57)%
      Highest contract charge 1.34% Class B     $162.09            --                 --            --        (6.37)%
      All contract charges                           --            26           $  4,016          0.40%          --
2014  Lowest contract charge 0.50% Class B      $152.50            --                 --            --         3.54%
      Highest contract charge 1.34% Class B     $173.12            --                 --            --         2.66%
      All contract charges                           --            23           $  3,815          0.15%          --
2013  Lowest contract charge 0.70% Class B      $172.30            --                 --            --        36.42%
      Highest contract charge 1.34% Class B     $168.64            --                 --            --        35.55%
      All contract charges                           --            22           $  3,583          0.13%          --
2012  Lowest contract charge 0.70% Class B      $126.30            --                 --            --        14.64%
      Highest contract charge 1.34% Class B     $124.41            --                 --            --        13.90%
      All contract charges                           --            16           $  1,867          0.34%          --
2011  Lowest contract charge 0.70% Class B      $110.17            --                 --            --       (11.18)%
      Highest contract charge 1.34% Class B     $109.23            --                 --            --       (11.75)%
      All contract charges                           --            12           $  1,291          0.03%          --
AXA AGGRESSIVE ALLOCATION
2015  Lowest contract charge 0.50% Class B      $187.23            --                 --            --        (2.25)%
      Highest contract charge 1.45% Class B     $166.47            --                 --            --        (3.18)%
      All contract charges                           --         3,347           $567,396          0.97%          --
2014  Lowest contract charge 0.50% Class B      $191.54            --                 --            --         4.20%
      Highest contract charge 1.45% Class B     $171.94            --                 --            --         3.20%
      All contract charges                           --         3,294           $574,931          1.61%          --
2013  Lowest contract charge 0.50% Class B      $183.82            --                 --            --        25.79%
      Highest contract charge 1.45% Class B     $166.61            --                 --            --        24.61%
      All contract charges                           --         3,201           $539,875          2.58%          --
2012  Lowest contract charge 0.50% Class B      $146.13            --                 --            --        13.60%
      Highest contract charge 1.45% Class B     $133.71            --                 --            --        12.51%
      All contract charges                           --         3,104           $418,515          0.89%          --
2011  Lowest contract charge 0.50% Class B      $128.63            --                 --            --        (7.96)%
      Highest contract charge 1.45% Class B     $118.84            --                 --            --        (8.84)%
      All contract charges                           --         2,983           $357,014          1.34%          --
AXA BALANCED STRATEGY
2015  Lowest contract charge 1.10% Class A      $132.70            --                 --            --        (1.73)%
      Highest contract charge 1.25% Class A     $131.44            --                 --            --        (1.88)%
      All contract charges                           --             1           $    189          1.03%          --

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2014  Lowest contract charge 1.10% Class A       $135.04            --                 --            --        3.25%
      Highest contract charge 1.25% Class A      $133.96            --                 --            --        3.09%
      All contract charges                            --             2           $    253          1.18%         --
2013  Lowest contract charge 1.10% Class A       $130.79            --                 --            --       12.41%
      Highest contract charge 1.25% Class A      $129.94            --                 --            --       12.24%
      All contract charges                            --             2           $    261          2.29%         --
2012  Lowest contract charge 1.10% Class A       $116.35            --                 --            --        7.33%
      Highest contract charge 1.25% Class A      $115.77            --                 --            --        7.17%
      All contract charges                            --             2           $    245          0.89%         --
2011  Lowest contract charge 1.10% Class A       $108.40            --                 --            --       (3.22)%
      Highest contract charge 1.25% Class A      $108.02            --                 --            --       (3.37)%
      All contract charges                            --             5           $    544          1.36%         --
AXA BALANCED STRATEGY
2015  Lowest contract charge 0.50% Class B       $120.58            --                 --            --       (1.13)%
      Highest contract charge 1.45% Class B      $116.43            --                 --            --       (2.09)%
      All contract charges                            --           802           $108,841          1.03%         --
2014  Lowest contract charge 0.50% Class B       $121.96            --                 --            --        3.88%
      Highest contract charge 1.45% Class B(c)   $118.91            --                 --            --        2.88%
      All contract charges                            --           705           $ 98,111          1.18%         --
2013  Lowest contract charge 0.50% Class B       $117.41            --                 --            --       13.09%
      Highest contract charge 1.30% Class B      $138.86            --                 --            --       12.18%
      All contract charges                            --           598           $ 81,315          2.29%         --
2012  Lowest contract charge 0.50% Class B(c)    $103.82            --                 --            --        5.32%
      Highest contract charge 1.30% Class B      $123.78            --                 --            --        7.12%
      All contract charges                            --           421           $ 51,523          0.89%         --
2011  Lowest contract charge 1.25% Class B       $115.70            --                 --            --       (3.61)%
      Highest contract charge 1.30% Class B      $115.55            --                 --            --       (3.66)%
      All contract charges                            --           290           $ 33,585          1.36%         --
AXA CONSERVATIVE ALLOCATION
2015  Lowest contract charge 0.50% Class B       $140.60            --                 --            --       (0.73)%
      Highest contract charge 1.45% Class B      $125.00            --                 --            --       (1.69)%
      All contract charges                            --           912           $113,613          0.81%         --
2014  Lowest contract charge 0.50% Class B       $141.64            --                 --            --        2.10%
      Highest contract charge 1.45% Class B      $127.15            --                 --            --        1.12%
      All contract charges                            --           954           $121,032          0.86%         --
2013  Lowest contract charge 0.50% Class B       $138.73            --                 --            --        3.82%
      Highest contract charge 1.45% Class B      $125.74            --                 --            --        2.83%
      All contract charges                            --           988           $123,006          0.92%         --
2012  Lowest contract charge 0.50% Class B       $133.63            --                 --            --        4.06%
      Highest contract charge 1.45% Class B      $122.28            --                 --            --        3.06%
      All contract charges                            --         1,025           $124,090          0.85%         --
2011  Lowest contract charge 0.50% Class B       $128.42            --                 --            --        1.39%
      Highest contract charge 1.45% Class B      $118.65            --                 --            --        0.42%
      All contract charges                            --           988           $116,023          1.76%         --
AXA CONSERVATIVE GROWTH STRATEGY
2015  Lowest contract charge 0.50% Class B       $116.09            --                 --            --       (0.96)%
      Highest contract charge 1.34% Class B      $112.56            --                 --            --       (1.80)%
      All contract charges                            --           181           $ 22,059          1.01%         --
2014  Lowest contract charge 0.50% Class B       $117.21            --                 --            --        3.29%
      Highest contract charge 1.34% Class B(c)   $114.62            --                 --            --        2.42%
      All contract charges                            --           151           $ 18,926          1.09%         --
2013  Lowest contract charge 0.50% Class B       $113.48            --                 --            --        9.97%
      Highest contract charge 1.30% Class B      $132.18            --                 --            --        9.08%
      All contract charges                            --           118           $ 14,831          1.92%         --
2012  Lowest contract charge 0.50% Class B(c)    $103.19            --                 --            --        4.35%
      Highest contract charge 1.30% Class B      $121.18            --                 --            --        5.81%
      All contract charges                            --            81           $  9,766          0.92%         --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA CONSERVATIVE GROWTH STRATEGY (CONTINUED)
2011  Lowest contract charge 1.25% Class B      $114.67            --                 --            --        (2.62)%
      Highest contract charge 1.30% Class B     $114.53            --                 --            --        (2.67)%
      All contract charges                           --            52           $  5,951          1.39%          --
AXA CONSERVATIVE STRATEGY
2015  Lowest contract charge 0.50% Class B(c)   $107.30            --                 --            --        (0.67)%
      Highest contract charge 1.34% Class B     $104.03            --                 --            --        (1.51)%
      All contract charges                           --            74           $  8,166          0.87%          --
2014  Lowest contract charge 0.70% Class B(c)   $107.44            --                 --            --         1.88%
      Highest contract charge 1.34% Class B     $105.63            --                 --            --         1.24%
      All contract charges                           --            61           $  6,971          0.78%          --
2013  Lowest contract charge 0.90% Class B      $105.11            --                 --            --         3.44%
      Highest contract charge 1.34% Class B     $104.34            --                 --            --         2.98%
      All contract charges                           --            60           $  6,833          1.27%          --
2012  Lowest contract charge 0.90% Class B(c)   $101.61            --                 --            --         2.14%
      Highest contract charge 1.34% Class B     $101.32            --                 --            --         3.13%
      All contract charges                           --            37           $  4,099          1.00%          --
2011  Lowest contract charge 1.25% Class B      $111.12            --                 --            --        (0.54)%
      Highest contract charge 1.30% Class B     $110.98            --                 --            --        (0.59)%
      All contract charges                           --            25           $  2,768          1.90%          --
AXA CONSERVATIVE-PLUS ALLOCATION
2015  Lowest contract charge 0.50% Class B      $151.92            --                 --            --        (1.15)%
      Highest contract charge 1.45% Class B     $135.07            --                 --            --        (2.09)%
      All contract charges                           --         1,489           $202,513          0.83%          --
2014  Lowest contract charge 0.50% Class B      $153.69            --                 --            --         2.64%
      Highest contract charge 1.45% Class B     $137.96            --                 --            --         1.67%
      All contract charges                           --         1,503           $208,413          1.02%          --
2013  Lowest contract charge 0.50% Class B      $149.73            --                 --            --         9.69%
      Highest contract charge 1.45% Class B     $135.70            --                 --            --         8.64%
      All contract charges                           --         1,495           $203,468          1.43%          --
2012  Lowest contract charge 0.50% Class B      $136.50            --                 --            --         6.83%
      Highest contract charge 1.45% Class B     $124.91            --                 --            --         5.81%
      All contract charges                           --         1,444           $180,296          0.84%          --
2011  Lowest contract charge 0.50% Class B      $127.77            --                 --            --        (1.21)%
      Highest contract charge 1.45% Class B     $118.05            --                 --            --        (2.15)%
      All contract charges                           --         1,358           $160,091          1.58%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $290.21            --                 --            --        (2.22)%
      Highest contract charge 1.45% Class B     $291.72            --                 --            --        (3.15)%
      All contract charges                           --         1,629           $363,975          0.88%          --
2014  Lowest contract charge 0.50% Class B      $296.80            --                 --            --         1.18%
      Highest contract charge 1.45% Class B     $301.21            --                 --            --         0.21%
      All contract charges                           --         1,741           $398,475          0.95%          --
2013  Lowest contract charge 0.50% Class B      $293.34            --                 --            --        19.76%
      Highest contract charge 1.45% Class B     $300.57            --                 --            --        18.61%
      All contract charges                           --         1,872           $425,169          0.82%          --
2012  Lowest contract charge 0.50% Class B      $244.94            --                 --            --        16.39%
      Highest contract charge 1.45% Class B     $253.40            --                 --            --        15.28%
      All contract charges                           --         2,004           $382,122          1.42%          --
2011  Lowest contract charge 0.50% Class B      $210.44            --                 --            --       (12.75)%
      Highest contract charge 1.45% Class B     $219.81            --                 --            --       (13.59)%
      All contract charges                           --         2,138           $354,891          1.73%          --
AXA GROWTH STRATEGY
2015  Lowest contract charge 1.10% Class A      $145.70            --                 --            --        (2.06)%
      Highest contract charge 1.25% Class A     $144.31            --                 --            --        (2.22)%
      All contract charges                           --             9           $  1,292          1.14%          --
2014  Lowest contract charge 1.10% Class A      $148.77            --                 --            --         4.45%
      Highest contract charge 1.25% Class A     $147.58            --                 --            --         4.30%
      All contract charges                           --             9           $  1,323          1.35%          --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA GROWTH STRATEGY (CONTINUED)
2013  Lowest contract charge 1.10% Class A      $142.43            --                 --            --        18.88%
      Highest contract charge 1.25% Class A     $141.50            --                 --            --        18.70%
      All contract charges                           --             9           $  1,288          2.28%          --
2012  Lowest contract charge 1.10% Class A      $119.81            --                 --            --         9.99%
      Highest contract charge 1.25% Class A     $119.21            --                 --            --         9.82%
      All contract charges                           --            11           $  1,267          0.73%          --
2011  Lowest contract charge 1.10% Class A      $108.93            --                 --            --        (5.21)%
      Highest contract charge 1.25% Class A     $108.55            --                 --            --        (5.35)%
      All contract charges                           --            11           $  1,177          1.19%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY(G)
2015  Lowest contract charge 0.40% Class B      $ 87.37            --                 --            --        (4.73)%
      Highest contract charge 1.45% Class B     $139.43            --                 --            --        (5.73)%
      All contract charges                           --         1,380           $159,218          0.06%          --
2014  Lowest contract charge 0.40% Class B(f)   $ 91.71            --                 --            --       (10.62)%
      Highest contract charge 1.45% Class B     $147.91            --                 --            --        (7.60)%
      All contract charges                           --         1,438           $175,794          1.47%          --
2013  Lowest contract charge 0.50% Class B      $130.94            --                 --            --        16.93%
      Highest contract charge 1.45% Class B     $160.07            --                 --            --        15.82%
      All contract charges                           --         1,071           $140,564          0.87%          --
2012  Lowest contract charge 0.50% Class B      $111.98            --                 --            --        15.73%
      Highest contract charge 1.45% Class B     $138.21            --                 --            --        14.62%
      All contract charges                           --         1,125           $127,018          1.47%          --
2011  Lowest contract charge 0.50% Class B      $ 96.76            --                 --            --       (17.35)%
      Highest contract charge 1.45% Class B     $120.58            --                 --            --       (18.13)%
      All contract charges                           --         1,229           $119,909          2.76%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $110.49            --                 --            --        (2.89)%
      Highest contract charge 1.34% Class B     $112.81            --                 --            --        (3.71)%
      All contract charges                           --            77           $  8,446          0.04%          --
2014  Lowest contract charge 0.50% Class B      $113.78            --                 --            --        (6.91)%
      Highest contract charge 1.34% Class B     $117.16            --                 --            --        (7.70)%
      All contract charges                           --            62           $  7,169          0.86%          --
2013  Lowest contract charge 0.70% Class B      $129.69            --                 --            --        20.26%
      Highest contract charge 1.34% Class B     $126.93            --                 --            --        19.49%
      All contract charges                           --            54           $  6,695          0.00%          --
2012  Lowest contract charge 0.70% Class B      $107.84            --                 --            --        15.77%
      Highest contract charge 1.34% Class B     $106.23            --                 --            --        15.03%
      All contract charges                           --            42           $  4,447          0.66%          --
2011  Lowest contract charge 0.70% Class B      $ 93.15            --                 --            --       (16.64)%
      Highest contract charge 1.34% Class B     $ 92.35            --                 --            --       (17.17)%
      All contract charges                           --            34           $  3,102          2.30%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2015  Lowest contract charge 0.40% Class B      $115.99            --                 --            --        (3.55)%
      Highest contract charge 1.45% Class B     $135.50            --                 --            --        (4.56)%
      All contract charges                           --         1,434           $180,159          0.10%          --
2014  Lowest contract charge 0.40% Class B      $120.26            --                 --            --        (7.55)%
      Highest contract charge 1.45% Class B     $141.98            --                 --            --        (8.52)%
      All contract charges                           --         1,507           $198,047          1.58%          --
2013  Lowest contract charge 0.40% Class B      $130.08            --                 --            --        18.85%
      Highest contract charge 1.45% Class B     $155.21            --                 --            --        17.60%
      All contract charges                           --         1,611           $231,103          1.13%          --
2012  Lowest contract charge 0.40% Class B(d)   $109.45            --                 --            --         9.20%
      Highest contract charge 1.45% Class B     $131.98            --                 --            --        15.76%
      All contract charges                           --         1,740           $211,658          1.81%          --
2011  Lowest contract charge 0.50% Class B      $ 94.32            --                 --            --       (16.58)%
      Highest contract charge 1.45% Class B     $114.01            --                 --            --       (17.38)%
      All contract charges                           --         1,878           $198,047          1.92%          --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP CORE MANAGED VOLATILITY(K)
2015  Lowest contract charge 0.50% Class B    $150.54            --                 --            --       (0.13)%
      Highest contract charge 1.45% Class B   $136.72            --                 --            --       (1.08)%
      All contract charges                         --           210           $ 29,443          0.92%         --
2014  Lowest contract charge 0.50% Class B    $150.74            --                 --            --       11.07%
      Highest contract charge 1.45% Class B   $138.21            --                 --            --       10.00%
      All contract charges                         --           226           $ 31,988          1.19%         --
2013  Lowest contract charge 0.70% Class B    $140.10            --                 --            --       30.63%
      Highest contract charge 1.45% Class B   $125.65            --                 --            --       29.66%
      All contract charges                         --           127           $ 16,453          0.50%         --
2012  Lowest contract charge 0.50% Class B    $103.69            --                 --            --       14.41%
      Highest contract charge 1.45% Class B   $ 96.91            --                 --            --       13.32%
      All contract charges                         --           136           $ 13,441          1.09%         --
2011  Lowest contract charge 0.50% Class B    $ 90.63            --                 --            --       (4.71)%
      Highest contract charge 1.45% Class B   $ 85.52            --                 --            --       (5.63)%
      All contract charges                         --           157           $ 13,764          1.03%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY(L)
2015  Lowest contract charge 0.50% Class B    $109.05            --                 --            --        3.51%
      Highest contract charge 1.45% Class B   $159.28            --                 --            --        2.52%
      All contract charges                         --         2,799           $652,035          0.28%         --
2014  Lowest contract charge 0.50% Class B    $105.35            --                 --            --       10.53%
      Highest contract charge 1.45% Class B   $155.36            --                 --            --        9.48%
      All contract charges                         --         2,986           $677,417          0.26%         --
2013  Lowest contract charge 0.50% Class B    $ 95.31            --                 --            --       34.71%
      Highest contract charge 1.45% Class B   $141.91            --                 --            --       33.42%
      All contract charges                         --         1,355           $283,323          0.17%         --
2012  Lowest contract charge 0.50% Class B    $ 70.75            --                 --            --       13.16%
      Highest contract charge 1.45% Class B   $106.36            --                 --            --       12.09%
      All contract charges                         --         1,473           $230,620          0.57%         --
2011  Lowest contract charge 0.50% Class B    $ 62.52            --                 --            --       (4.14)%
      Highest contract charge 1.45% Class B   $ 94.89            --                 --            --       (5.05)%
      All contract charges                         --         1,612           $225,271          0.40%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY(H)
2015  Lowest contract charge 0.70% Class A    $163.67            --                 --            --       (4.69)%
      Highest contract charge 1.45% Class A   $154.65            --                 --            --       (5.41)%
      All contract charges                         --         4,848           $714,601          1.57%         --
2014  Lowest contract charge 0.70% Class A    $171.72            --                 --            --       11.44%
      Highest contract charge 1.45% Class A   $163.49            --                 --            --       10.60%
      All contract charges                         --         5,193           $808,406          1.37%         --
2013  Lowest contract charge 0.70% Class A    $154.09            --                 --            --       31.54%
      Highest contract charge 1.45% Class A   $147.82            --                 --            --       30.55%
      All contract charges                         --         5,346           $751,645          1.05%         --
2012  Lowest contract charge 0.50% Class A    $129.69            --                 --            --       15.28%
      Highest contract charge 1.45% Class A   $113.23            --                 --            --       14.18%
      All contract charges                         --         5,838           $627,943          1.55%         --
2011  Lowest contract charge 0.50% Class A    $112.50            --                 --            --       (5.28)%
      Highest contract charge 1.45% Class A   $ 99.17            --                 --            --       (6.18)%
      All contract charges                         --         6,453           $607,136          1.30%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY(H)
2015  Lowest contract charge 0.40% Class B    $145.41            --                 --            --       (4.40)%
      Highest contract charge 1.30% Class B   $106.74            --                 --            --       (5.25)%
      All contract charges                         --           619           $ 92,983          1.57%         --
2014  Lowest contract charge 0.40% Class B    $152.11            --                 --            --       11.78%
      Highest contract charge 1.30% Class B   $112.66            --                 --            --       10.79%
      All contract charges                         --           682           $108,045          1.37%         --
2013  Lowest contract charge 0.40% Class B    $136.08            --                 --            --       31.95%
      Highest contract charge 1.30% Class B   $101.69            --                 --            --       30.77%
      All contract charges                         --           653           $ 93,695          1.05%         --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       --------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                       ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY(H) (CONTINUED)
2012      Lowest contract charge 0.40% Class B(d)       $103.13            --                  --           --         3.04%
          Highest contract charge 1.30% Class B         $ 77.76            --                  --           --        14.37%
          All contract charges                               --           729          $   79,920         1.55%          --
2011      Lowest contract charge 0.50% Class B          $111.04            --                  --           --        (5.55)%
          Highest contract charge 1.30% Class B         $ 67.99            --                  --           --        (6.30)%
          All contract charges                               --           852          $   81,786         1.30%          --
AXA MID CAP VALUE MANAGED VOLATILITY
2015      Lowest contract charge 0.50% Class B          $265.50            --                  --           --        (4.02)%
          Highest contract charge 1.45% Class B         $182.41            --                  --           --        (4.94)%
          All contract charges                               --         2,042          $  467,179         0.75%          --
2014      Lowest contract charge 0.50% Class B          $276.62            --                  --           --        10.32%
          Highest contract charge 1.45% Class B         $191.89            --                  --           --         9.26%
          All contract charges                               --         2,184          $  524,830         0.58%          --
2013      Lowest contract charge 0.50% Class B          $250.75            --                  --           --        32.41%
          Highest contract charge 1.45% Class B         $175.62            --                  --           --        31.15%
          All contract charges                               --         2,362          $  518,799         0.51%          --
2012      Lowest contract charge 0.50% Class B          $189.37            --                  --           --        18.03%
          Highest contract charge 1.45% Class B         $133.91            --                  --           --        16.90%
          All contract charges                               --         2,547          $  426,205         1.21%          --
2011      Lowest contract charge 0.50% Class B          $160.44            --                  --           --        (9.88)%
          Highest contract charge 1.45% Class B         $114.55            --                  --           --       (10.74)%
          All contract charges                               --         2,799          $  399,994         0.84%          --
AXA MODERATE ALLOCATION
2015      Lowest contract charge 0.70% Class A          $201.82            --                  --           --        (1.58)%
          Highest contract charge 1.45% Class A         $154.60            --                  --           --        (2.32)%
          All contract charges                               --        12,791          $1,164,680         0.82%          --
2014      Lowest contract charge 0.70% Class A          $205.05            --                  --           --         2.31%
          Highest contract charge 1.45% Class A         $158.27            --                  --           --         1.53%
          All contract charges                               --        13,795          $1,271,667         1.09%          --
2013      Lowest contract charge 0.70% Class A          $200.42            --                  --           --        12.32%
          Highest contract charge 1.45% Class A         $155.88            --                  --           --        11.48%
          All contract charges                               --        14,831          $1,331,767         1.61%          --
2012      Lowest contract charge 0.50% Class A          $111.06            --                  --           --         8.26%
          Highest contract charge 1.45% Class A         $139.83            --                  --           --         7.22%
          All contract charges                               --        16,009          $1,275,105         0.78%          --
2011      Lowest contract charge 0.50% Class A          $102.59            --                  --           --        (2.64)%
          Highest contract charge 1.45% Class A         $130.42            --                  --           --        (3.56)%
          All contract charges                               --        17,152          $1,263,112         1.69%          --
AXA MODERATE ALLOCATION
2015      Lowest contract charge 0.40% Class B          $116.89            --                  --           --        (1.28)%
          Highest contract charge 1.30% Class B         $115.98            --                  --           --        (2.16)%
          All contract charges                               --         3,011          $  443,187         0.82%          --
2014      Lowest contract charge 0.40% Class B          $118.40            --                  --           --         2.62%
          Highest contract charge 1.30% Class B         $118.54            --                  --           --         1.71%
          All contract charges                               --         2,887          $  432,074         1.09%          --
2013      Lowest contract charge 0.40% Class B          $115.38            --                  --           --        12.65%
          Highest contract charge 1.30% Class B         $116.55            --                  --           --        11.66%
          All contract charges                               --         2,631          $  385,285         1.61%          --
2012      Lowest contract charge 0.40% Class B(d)       $102.42            --                  --           --         2.26%
          Highest contract charge 1.30% Class B         $104.38            --                  --           --         7.40%
          All contract charges                               --         2,366          $  307,939         0.78%          --
2011      Lowest contract charge 0.50% Class B          $118.42            --                  --           --        (2.88)%
          Highest contract charge 1.30% Class B         $ 97.19            --                  --           --        (3.65)%
          All contract charges                               --         2,171          $  261,855         1.69%          --
AXA MODERATE GROWTH STRATEGY
2015      Lowest contract charge 0.50% Class B          $125.27            --                  --           --        (1.28)%
          Highest contract charge 1.45% Class B         $120.97            --                  --           --        (2.23)%
          All contract charges                               --           304          $   37,073         1.26%          --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA MODERATE GROWTH STRATEGY (CONTINUED)
2014  Lowest contract charge 0.50% Class B       $126.90            --                  --           --        4.48%
      Highest contract charge 1.45% Class B      $123.73            --                  --           --        3.49%
      All contract charges                            --           204          $   25,397         1.56%         --
2013  Lowest contract charge 0.50% Class B       $121.46            --                  --           --       16.30%
      Highest contract charge 1.45% Class B      $119.56            --                  --           --       15.19%
      All contract charges                            --           103          $   12,401         3.60%         --
2012  Lowest contract charge 0.50% Class B(c)    $104.44            --                  --           --        6.29%
      Highest contract charge 1.45% Class B(c)   $103.79            --                  --           --        5.70%
      All contract charges                            --            24          $    2,581         1.62%         --
AXA MODERATE-PLUS ALLOCATION
2015  Lowest contract charge 0.50% Class B       $178.48            --                  --           --       (1.78)%
      Highest contract charge 1.45% Class B      $158.68            --                  --           --       (2.72)%
      All contract charges                            --         6,504          $1,044,145         0.90%         --
2014  Lowest contract charge 0.50% Class B       $181.72            --                  --           --        3.25%
      Highest contract charge 1.45% Class B      $163.12            --                  --           --        2.26%
      All contract charges                            --         6,570          $1,080,414         1.32%         --
2013  Lowest contract charge 0.50% Class B       $176.00            --                  --           --       19.19%
      Highest contract charge 1.45% Class B      $159.51            --                  --           --       18.05%
      All contract charges                            --         6,592          $1,057,036         2.15%         --
2012  Lowest contract charge 0.50% Class B       $147.66            --                  --           --       10.96%
      Highest contract charge 1.45% Class B      $135.12            --                  --           --        9.91%
      All contract charges                            --         6,573          $  890,720         0.81%         --
2011  Lowest contract charge 0.50% Class B       $133.07            --                  --           --       (5.43)%
      Highest contract charge 1.45% Class B      $122.94            --                  --           --       (6.34)%
      All contract charges                            --         6,568          $  807,708         1.45%         --
AXA SMARTBETA EQUITY
2015  Lowest contract charge 0.90% Class B(o)    $ 95.76            --                  --           --       (2.94)%
      Highest contract charge 1.25% Class B(o)   $ 95.54            --                  --           --       (3.15)%
      All contract charges                            --            --          $       74         3.31%         --
AXA/AB DYNAMIC MODERATE GROWTH
2015  Lowest contract charge 0.50% Class B       $123.65            --                  --           --       (1.11)%
      Highest contract charge 1.34% Class B      $119.89            --                  --           --       (1.95)%
      All contract charges                            --           120          $   14,425         0.80%         --
2014  Lowest contract charge 0.50% Class B(c)    $125.04            --                  --           --        4.25%
      Highest contract charge 1.34% Class B      $122.27            --                  --           --        3.37%
      All contract charges                            --            95          $   11,621         1.09%         --
2013  Lowest contract charge 0.70% Class B       $119.54            --                  --           --       15.35%
      Highest contract charge 1.34% Class B      $118.28            --                  --           --       14.61%
      All contract charges                            --            46          $    5,435         0.42%         --
2012  Lowest contract charge 0.70% Class B(c)    $103.63            --                  --           --        6.00%
      Highest contract charge 1.34% Class B(c)   $103.20            --                  --           --        5.62%
      All contract charges                            --            13          $    1,420         0.72%         --
AXA/AB SMALL CAP GROWTH
2015  Lowest contract charge 0.70% Class A       $272.48            --                  --           --       (3.59)%
      Highest contract charge 1.45% Class A      $223.69            --                  --           --       (4.32)%
      All contract charges                            --           887          $  276,150         0.05%         --
2014  Lowest contract charge 0.70% Class A       $282.62            --                  --           --        2.85%
      Highest contract charge 1.45% Class A      $233.78            --                  --           --        2.07%
      All contract charges                            --           955          $  310,247         0.06%         --
2013  Lowest contract charge 0.70% Class A       $274.79            --                  --           --       37.20%
      Highest contract charge 1.45% Class A      $229.03            --                  --           --       36.17%
      All contract charges                            --         1,032          $  327,707         0.05%         --
2012  Lowest contract charge 0.50% Class A       $136.80            --                  --           --       15.01%
      Highest contract charge 1.45% Class A      $168.20            --                  --           --       13.91%
      All contract charges                            --         1,112          $  259,067         0.21%         --
2011  Lowest contract charge 0.50% Class A       $118.95            --                  --           --       (0.89)%
      Highest contract charge 1.45% Class A      $147.66            --                  --           --       (1.84)%
      All contract charges                            --         1,220          $  249,306         0.00%         --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/AB SMALL CAP GROWTH
2015     Lowest contract charge 0.50% Class B          $179.11           --                  --            --        (3.39)%
         Highest contract charge 1.30% Class B         $171.87           --                  --            --        (4.16)%
         All contract charges                               --          250             $55,409          0.05%          --
2014     Lowest contract charge 0.50% Class B          $185.40           --                  --            --         3.06%
         Highest contract charge 1.30% Class B         $179.33           --                  --            --         2.25%
         All contract charges                               --          248             $58,063          0.06%          --
2013     Lowest contract charge 0.50% Class B          $179.90           --                  --            --        37.49%
         Highest contract charge 1.30% Class B         $175.39           --                  --            --        36.39%
         All contract charges                               --          250             $58,082          0.05%          --
2012     Lowest contract charge 0.50% Class B          $130.85           --                  --            --        15.00%
         Highest contract charge 1.30% Class B         $128.59           --                  --            --        14.10%
         All contract charges                               --          248             $42,946          0.21%          --
2011     Lowest contract charge 0.50% Class B          $113.78           --                  --            --        (1.14)%
         Highest contract charge 1.30% Class B         $112.70           --                  --            --        (1.92)%
         All contract charges                               --          255             $39,148          0.00%          --
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND
2015     Lowest contract charge 0.50% Class B(o)       $ 97.98           --                  --            --        (2.28)%
         Highest contract charge 1.25% Class B(o)      $ 97.51           --                  --            --        (2.72)%
         All contract charges                               --            7             $   678          3.46%          --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2015     Lowest contract charge 0.40% Class B          $119.06           --                  --            --        (3.42)%
         Highest contract charge 1.45% Class B         $121.39           --                  --            --        (4.44)%
         All contract charges                               --          710             $87,422          2.32%          --
2014     Lowest contract charge 0.40% Class B          $123.27           --                  --            --         5.77%
         Highest contract charge 1.45% Class B         $127.03           --                  --            --         4.65%
         All contract charges                               --          722             $92,522          2.38%          --
2013     Lowest contract charge 0.40% Class B          $116.54           --                  --            --        14.12%
         Highest contract charge 1.45% Class B         $121.38           --                  --            --        12.92%
         All contract charges                               --          664             $81,308          2.40%          --
2012     Lowest contract charge 0.40% Class B(d)       $102.12           --                  --            --         2.16%
         Highest contract charge 1.45% Class B         $107.49           --                  --            --         9.61%
         All contract charges                               --          669             $72,627          3.08%          --
2011     Lowest contract charge 0.50% Class B          $103.19           --                  --            --        (0.42)%
         Highest contract charge 1.45% Class B         $ 98.07           --                  --            --        (1.37)%
         All contract charges                               --          717             $70,812          3.23%          --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B          $138.59           --                  --            --        (7.01)%
         Highest contract charge 1.45% Class B         $126.74           --                  --            --        (7.89)%
         All contract charges                               --          127             $16,276          0.23%          --
2014     Lowest contract charge 0.50% Class B          $149.03           --                  --            --         1.62%
         Highest contract charge 1.45% Class B         $137.60           --                  --            --         0.64%
         All contract charges                               --          137             $18,940          0.02%          --
2013     Lowest contract charge 0.50% Class B          $146.66           --                  --            --        36.00%
         Highest contract charge 1.45% Class B         $136.72           --                  --            --        34.70%
         All contract charges                               --          144             $19,941          0.11%          --
2012     Lowest contract charge 0.50% Class B          $107.84           --                  --            --        16.24%
         Highest contract charge 1.45% Class B         $101.50           --                  --            --        15.13%
         All contract charges                               --          148             $15,132          0.72%          --
2011     Lowest contract charge 0.50% Class B          $ 92.77           --                  --            --       (10.03)%
         Highest contract charge 1.45% Class B         $ 88.16           --                  --            --       (10.89)%
         All contract charges                               --          156             $13,851          0.14%          --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B          $113.98           --                  --            --        (3.28)%
         Highest contract charge 1.34% Class B         $105.94           --                  --            --        (4.10)%
         All contract charges                               --          646             $69,206          1.24%          --
2014     Lowest contract charge 0.50% Class B          $117.85           --                  --            --         4.94%
         Highest contract charge 1.34% Class B         $110.47           --                  --            --         4.06%
         All contract charges                               --          646             $72,011          1.75%          --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE        (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ----------   ----------------- ----------------- ------------- --------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY (CONTINUED)
2013     Lowest contract charge 0.50% Class B         $112.30             --                  --            --        22.68%
         Highest contract charge 1.34% Class B        $106.16             --                  --            --        21.63%
         All contract charges                              --            599             $64,174          1.18%          --
2012     Lowest contract charge 0.50% Class B         $ 91.54             --                  --            --        14.14%
         Highest contract charge 1.34% Class B        $ 87.28             --                  --            --        13.19%
         All contract charges                              --            589             $51,679          1.81%          --
2011     Lowest contract charge 0.50% Class B         $ 80.20             --                  --            --        (4.92)%
         Highest contract charge 1.34% Class B        $ 77.11             --                  --            --        (5.72)%
         All contract charges                              --            598             $46,424          1.83%          --
AXA/HORIZON SMALL CAP VALUE
2015     Lowest contract charge 0.50% Class B(o)      $ 87.72             --                  --            --       (11.70)%
         Highest contract charge 1.20% Class B(o)     $ 87.33             --                  --            --       (12.07)%
         All contract charges                              --              1             $    76          0.81%          --
AXA/LOOMIS SAYLES GROWTH
2015     Lowest contract charge 0.40% Class B         $151.19             --                  --            --        11.08%
         Highest contract charge 1.45% Class B        $204.55             --                  --            --         9.91%
         All contract charges                              --            223             $45,979          0.12%          --
2014     Lowest contract charge 0.40% Class B         $136.11             --                  --            --         7.39%
         Highest contract charge 1.45% Class B        $186.11             --                  --            --         6.26%
         All contract charges                              --            223             $42,010          0.11%          --
2013     Lowest contract charge 0.40% Class B         $126.74             --                  --            --        26.75%
         Highest contract charge 1.45% Class B        $175.15             --                  --            --        25.43%
         All contract charges                              --            255             $44,612          0.81%          --
2012     Lowest contract charge 0.40% Class B(d)      $ 99.99             --                  --            --        (0.22)%
         Highest contract charge 1.45% Class B        $139.64             --                  --            --        10.94%
         All contract charges                              --            277             $38,861          0.84%          --
2011     Lowest contract charge 0.70% Class B         $132.95             --                  --            --         2.16%
         Highest contract charge 1.45% Class B        $125.87             --                  --            --         1.39%
         All contract charges                              --            295             $37,352          0.50%          --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B         $136.64             --                  --            --        (2.87)%
         Highest contract charge 1.45% Class B        $124.96             --                  --            --        (3.80)%
         All contract charges                              --            203             $25,859          1.81%          --
2014     Lowest contract charge 0.50% Class B         $140.68             --                  --            --         9.16%
         Highest contract charge 1.45% Class B        $129.89             --                  --            --         8.11%
         All contract charges                              --            225             $29,735          1.75%          --
2013     Lowest contract charge 0.50% Class B         $128.88             --                  --            --        28.62%
         Highest contract charge 1.45% Class B        $120.15             --                  --            --        27.40%
         All contract charges                              --            251             $30,649          0.70%          --
2012     Lowest contract charge 0.50% Class B         $100.20             --                  --            --        13.63%
         Highest contract charge 1.45% Class B        $ 94.31             --                  --            --        12.54%
         All contract charges                              --            277             $26,266          1.35%          --
2011     Lowest contract charge 0.50% Class B         $ 88.18             --                  --            --        (4.93)%
         Highest contract charge 1.45% Class B        $ 83.80             --                  --            --        (5.83)%
         All contract charges                              --            308             $25,979          0.90%          --
AXA/PACIFIC GLOBAL SMALL CAP VALUE
2015     Lowest contract charge 0.50% Class B(o)      $ 80.96             --                  --            --       (17.53)%
         Highest contract charge 1.25% Class B(o)     $ 80.57             --                  --            --       (17.91)%
         All contract charges                              --              1             $   121          0.22%          --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B         $119.61             --                  --            --        (3.12)%
         Highest contract charge 1.45% Class B        $109.38             --                  --            --        (4.05)%
         All contract charges                              --            399             $44,162          0.00%          --
2014     Lowest contract charge 0.50% Class B         $123.46             --                  --            --         0.59%
         Highest contract charge 1.45% Class B        $114.00             --                  --            --        (0.37)%
         All contract charges                              --            405             $46,619          1.40%          --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                                   YEARS ENDED DECEMBER 31,
                                                            ------------------------------------------------------------
                                                                       UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT
                                                            UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO*
                                                            ---------- ----------------- ----------------- -------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY (CONTINUED)
2013        Lowest contract charge 0.50% Class B             $122.73           --                  --            --
            Highest contract charge 1.45% Class B            $114.42           --                  --            --
            All contract charges                                  --          394             $45,428          0.82%
2012        Lowest contract charge 0.50% Class B             $ 97.17           --                  --            --
            Highest contract charge 1.45% Class B            $ 91.46           --                  --            --
            All contract charges                                  --          379             $34,837          1.35%
2011        Lowest contract charge 0.50% Class B             $ 81.83           --                  --            --
            Highest contract charge 1.45% Class B            $ 77.77           --                  --            --
            All contract charges                                  --          375             $29,358          1.82%
CHARTER/SM/ INTERNATIONAL MODERATE
2015        Lowest contract charge 0.50% Class B(o)          $ 91.98           --                  --            --
            Highest contract charge 1.20% Class B(o)         $ 91.57           --                  --            --
            All contract charges                                  --           --             $    23          3.08%
CHARTER/SM/ MULTI-SECTOR BOND
2015        Lowest contract charge 0.70% Class A             $117.49           --                  --            --
            Highest contract charge 1.45% Class A            $ 95.73           --                  --            --
            All contract charges                                  --          401             $65,307          1.52%
2014        Lowest contract charge 0.70% Class A             $119.08           --                  --            --
            Highest contract charge 1.45% Class A            $ 97.76           --                  --            --
            All contract charges                                  --          433             $72,235          2.48%
2013        Lowest contract charge 0.70% Class A             $117.13           --                  --            --
            Highest contract charge 1.45% Class A            $ 96.89           --                  --            --
            All contract charges                                  --          476             $78,335          3.40%
2012        Lowest contract charge 0.50% Class A             $102.94           --                  --            --
            Highest contract charge 1.45% Class A            $ 99.32           --                  --            --
            All contract charges                                  --          520             $87,757          2.29%
2011        Lowest contract charge 0.50% Class A             $ 98.22           --                  --            --
            Highest contract charge 1.45% Class A            $ 95.68           --                  --            --
            All contract charges                                  --          546             $88,897          3.96%
CHARTER/SM/ MULTI-SECTOR BOND
2015        Lowest contract charge 0.50% Class B             $132.49           --                  --            --
            Highest contract charge 1.30% Class B            $ 93.86           --                  --            --
            All contract charges                                  --          256             $26,346          1.52%
2014        Lowest contract charge 0.50% Class B             $134.01           --                  --            --
            Highest contract charge 1.30% Class B            $ 95.70           --                  --            --
            All contract charges                                  --          262             $27,445          2.48%
2013        Lowest contract charge 0.50% Class B             $131.54           --                  --            --
            Highest contract charge 1.30% Class B            $ 94.68           --                  --            --
            All contract charges                                  --          275             $28,502          3.40%
2012        Lowest contract charge 0.50% Class B             $133.36           --                  --            --
            Highest contract charge 1.30% Class B            $ 96.76           --                  --            --
            All contract charges                                  --          300             $31,613          2.29%
2011        Lowest contract charge 0.50% Class B             $127.26           --                  --            --
            Highest contract charge 1.30% Class B            $ 93.07           --                  --            --
            All contract charges                                  --          289             $29,574          3.96%
CHARTER/SM/ REAL ASSETS
2015        Lowest contract charge 1.20% Class B(o)          $ 86.47           --                  --            --
            Highest contract charge 1.25% Class B(o)         $ 86.44           --                  --            --
            All contract charges                                  --           --             $    13          2.81%
CHARTER/SM/ SMALL CAP GROWTH
2015        Lowest contract charge 0.50% Class B             $168.45           --                  --            --
            Highest contract charge 1.45% Class B            $151.25           --                  --            --
            All contract charges                                  --          265             $40,398          0.26%
2014        Lowest contract charge 0.70% Class B             $176.51           --                  --            --
            Highest contract charge 1.45% Class B            $163.35           --                  --            --
            All contract charges                                  --          288             $47,082          0.00%

                                                --------
                                                 TOTAL
                                                RETURN**
                                                --------

Lowest contract charge 0.50% Class B              26.30%
Highest contract charge 1.45% Class B             25.10%
All contract charges                                 --
Lowest contract charge 0.50% Class B              18.75%
Highest contract charge 1.45% Class B             17.60%
All contract charges                                 --
Lowest contract charge 0.50% Class B              (8.76)%
Highest contract charge 1.45% Class B             (9.62)%
All contract charges                                 --

Lowest contract charge 0.50% Class B(o)           (6.45)%
Highest contract charge 1.20% Class B(o)          (6.85)%
All contract charges                                 --

Lowest contract charge 0.70% Class A              (1.34)%
Highest contract charge 1.45% Class A             (2.08)%
All contract charges                                 --
Lowest contract charge 0.70% Class A               1.66%
Highest contract charge 1.45% Class A              0.90%
All contract charges                                 --
Lowest contract charge 0.70% Class A              (1.70)%
Highest contract charge 1.45% Class A             (2.45)%
All contract charges                                 --
Lowest contract charge 0.50% Class A               4.81%
Highest contract charge 1.45% Class A              3.80%
All contract charges                                 --
Lowest contract charge 0.50% Class A               4.80%
Highest contract charge 1.45% Class A              3.81%
All contract charges                                 --

Lowest contract charge 0.50% Class B              (1.13)%
Highest contract charge 1.30% Class B             (1.92)%
All contract charges                                 --
Lowest contract charge 0.50% Class B               1.88%
Highest contract charge 1.30% Class B              1.08%
All contract charges                                 --
Lowest contract charge 0.50% Class B              (1.36)%
Highest contract charge 1.30% Class B             (2.15)%
All contract charges                                 --
Lowest contract charge 0.50% Class B               4.79%
Highest contract charge 1.30% Class B              3.96%
All contract charges                                 --
Lowest contract charge 0.50% Class B               4.55%
Highest contract charge 1.30% Class B              3.72%
All contract charges                                 --

Lowest contract charge 1.20% Class B(o)          (12.49)%
Highest contract charge 1.25% Class B(o)         (12.52)%
All contract charges                                 --

Lowest contract charge 0.50% Class B              (6.52)%
Highest contract charge 1.45% Class B             (7.41)%
All contract charges                                 --
Lowest contract charge 0.70% Class B              (3.29)%
Highest contract charge 1.45% Class B             (4.02)%
All contract charges                                 --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
CHARTER/SM/ SMALL CAP GROWTH (CONTINUED)
2013  Lowest contract charge 0.50% Class B    $185.94            --                 --            --        47.03%
      Highest contract charge 1.45% Class B   $170.19            --                 --            --        45.64%
      All contract charges                         --           340           $ 57,990          0.00%          --
2012  Lowest contract charge 0.50% Class B    $126.46            --                 --            --        10.81%
      Highest contract charge 1.45% Class B   $116.86            --                 --            --         9.76%
      All contract charges                         --           327           $ 38,523          0.00%          --
2011  Lowest contract charge 0.50% Class B    $114.12            --                 --            --       (16.10)%
      Highest contract charge 1.45% Class B   $106.47            --                 --            --       (16.90)%
      All contract charges                         --           365           $ 39,106          0.00%          --
CHARTER/SM /SMALL CAP VALUE
2015  Lowest contract charge 0.50% Class B    $219.62            --                 --            --       (13.57)%
      Highest contract charge 1.45% Class B   $156.45            --                 --            --       (14.40)%
      All contract charges                         --           504           $101,765          0.51%          --
2014  Lowest contract charge 0.50% Class B    $254.09            --                 --            --        (5.58)%
      Highest contract charge 1.45% Class B   $182.76            --                 --            --        (6.48)%
      All contract charges                         --           537           $126,327          0.16%          --
2013  Lowest contract charge 0.50% Class B    $269.12            --                 --            --        42.01%
      Highest contract charge 1.45% Class B   $195.43            --                 --            --        40.65%
      All contract charges                         --           592           $148,120          0.55%          --
2012  Lowest contract charge 0.50% Class B    $189.51            --                 --            --        16.19%
      Highest contract charge 1.45% Class B   $138.95            --                 --            --        15.08%
      All contract charges                         --           629           $112,152          0.58%          --
2011  Lowest contract charge 0.50% Class B    $163.11            --                 --            --        (9.47)%
      Highest contract charge 1.45% Class B   $120.74            --                 --            --       (10.34)%
      All contract charges                         --           696           $107,551          0.07%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2015  Lowest contract charge 0.50% Class B    $220.27            --                 --            --        (6.62)%
      Highest contract charge 1.45% Class B   $236.23            --                 --            --        (7.51)%
      All contract charges                         --         2,398           $648,716          1.31%          --
2014  Lowest contract charge 0.50% Class B    $235.89            --                 --            --         9.16%
      Highest contract charge 1.45% Class B   $255.41            --                 --            --         8.11%
      All contract charges                         --         2,356           $693,101          1.09%          --
2013  Lowest contract charge 0.50% Class B    $216.10            --                 --            --        37.04%
      Highest contract charge 1.45% Class B   $236.25            --                 --            --        35.74%
      All contract charges                         --         2,291           $629,177          1.65%          --
2012  Lowest contract charge 0.50% Class B    $157.69            --                 --            --        13.06%
      Highest contract charge 1.45% Class B   $174.05            --                 --            --        11.99%
      All contract charges                         --         2,239           $456,812          1.59%          --
2011  Lowest contract charge 0.50% Class B    $139.47            --                 --            --        (3.59)%
      Highest contract charge 1.45% Class B   $155.42            --                 --            --        (4.51)%
      All contract charges                         --         2,193           $402,728          1.27%          --
EQ/BOSTON ADVISORS EQUITY INCOME
2015  Lowest contract charge 0.50% Class B    $186.71            --                 --            --        (2.19)%
      Highest contract charge 1.45% Class B   $167.65            --                 --            --        (3.13)%
      All contract charges                         --           604           $102,239          1.58%          --
2014  Lowest contract charge 0.50% Class B    $190.90            --                 --            --         8.13%
      Highest contract charge 1.45% Class B   $173.06            --                 --            --         7.09%
      All contract charges                         --           630           $109,337          1.56%          --
2013  Lowest contract charge 0.50% Class B    $176.55            --                 --            --        31.10%
      Highest contract charge 1.45% Class B   $161.60            --                 --            --        29.85%
      All contract charges                         --           649           $105,279          2.16%          --
2012  Lowest contract charge 0.50% Class B    $134.67            --                 --            --        17.15%
      Highest contract charge 1.45% Class B   $124.45            --                 --            --        16.02%
      All contract charges                         --           564           $ 70,741          2.09%          --
2011  Lowest contract charge 0.50% Class B    $114.96            --                 --            --        (0.90)%
      Highest contract charge 1.45% Class B   $107.27            --                 --            --        (1.84)%
      All contract charges                         --           516           $ 55,550          1.86%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/CALVERT SOCIALLY RESPONSIBLE
2015  Lowest contract charge 0.00% Class B(p)   $162.21            --                  --           --       (4.35)%
      Highest contract charge 1.45% Class B     $165.49            --                  --           --       (0.98)%
      All contract charges                           --           329          $   43,199         1.02%         --
2014  Lowest contract charge 0.40% Class B      $153.55            --                  --           --       13.15%
      Highest contract charge 1.45% Class B     $167.13            --                  --           --       11.96%
      All contract charges                           --           326          $   43,049         0.82%         --
2013  Lowest contract charge 0.40% Class B      $135.70            --                  --           --       33.80%
      Highest contract charge 1.45% Class B     $149.27            --                  --           --       32.38%
      All contract charges                           --           312          $   36,819         0.79%         --
2012  Lowest contract charge 0.40% Class B(d)   $101.42            --                  --           --        1.04%
      Highest contract charge 1.45% Class B     $112.76            --                  --           --       15.05%
      All contract charges                           --           301          $   26,789         1.00%         --
2011  Lowest contract charge 0.50% Class B      $ 75.24            --                  --           --       (0.24)%
      Highest contract charge 1.35% Class B     $ 76.58            --                  --           --       (1.07)%
      All contract charges                           --           304          $   23,549         0.38%         --
EQ/CAPITAL GUARDIAN RESEARCH
2015  Lowest contract charge 0.70% Class B      $219.27            --                  --           --        1.20%
      Highest contract charge 1.45% Class B     $193.68            --                  --           --        0.43%
      All contract charges                           --         1,011          $  193,583         0.57%         --
2014  Lowest contract charge 0.70% Class B      $216.67            --                  --           --        9.74%
      Highest contract charge 1.45% Class B     $192.85            --                  --           --        8.91%
      All contract charges                           --         1,058          $  203,147         0.70%         --
2013  Lowest contract charge 0.70% Class B      $197.44            --                  --           --       30.84%
      Highest contract charge 1.45% Class B     $177.07            --                  --           --       29.85%
      All contract charges                           --         1,151          $  203,683         1.45%         --
2012  Lowest contract charge 0.70% Class B      $150.90            --                  --           --       16.59%
      Highest contract charge 1.45% Class B     $136.36            --                  --           --       15.71%
      All contract charges                           --         1,220          $  166,755         0.91%         --
2011  Lowest contract charge 0.70% Class B      $129.43            --                  --           --        3.27%
      Highest contract charge 1.45% Class B     $117.85            --                  --           --        2.50%
      All contract charges                           --         1,313          $  155,656         0.71%         --
EQ/COMMON STOCK INDEX
2015  Lowest contract charge 0.70% Class A      $225.87            --                  --           --       (0.76)%
      Highest contract charge 1.45% Class A     $155.18            --                  --           --       (1.50)%
      All contract charges                           --         4,237          $2,036,713         1.35%         --
2014  Lowest contract charge 0.70% Class A      $227.59            --                  --           --       11.27%
      Highest contract charge 1.45% Class A     $157.55            --                  --           --       10.43%
      All contract charges                           --         4,600          $2,238,543         1.22%         --
2013  Lowest contract charge 0.70% Class A      $204.53            --                  --           --       31.54%
      Highest contract charge 1.45% Class A     $142.67            --                  --           --       30.55%
      All contract charges                           --         5,042          $2,214,801         1.28%         --
2012  Lowest contract charge 0.50% Class A      $102.86            --                  --           --       15.02%
      Highest contract charge 1.45% Class A     $109.28            --                  --           --       13.92%
      All contract charges                           --         5,579          $1,869,594         1.54%         --
2011  Lowest contract charge 0.50% Class A      $ 89.43            --                  --           --        0.28%
      Highest contract charge 1.45% Class A     $ 95.93            --                  --           --       (0.68)%
      All contract charges                           --         6,234          $1,826,842         1.45%         --
EQ/COMMON STOCK INDEX
2015  Lowest contract charge 0.40% Class B      $149.47            --                  --           --       (0.46)%
      Highest contract charge 1.30% Class B     $137.96            --                  --           --       (1.34)%
      All contract charges                           --           870          $  130,043         1.35%         --
2014  Lowest contract charge 0.40% Class B      $150.16            --                  --           --       11.61%
      Highest contract charge 1.30% Class B     $139.83            --                  --           --       10.61%
      All contract charges                           --           888          $  134,632         1.22%         --
2013  Lowest contract charge 0.40% Class B      $134.54            --                  --           --       31.94%
      Highest contract charge 1.30% Class B     $126.42            --                  --           --       30.76%
      All contract charges                           --           908          $  125,249         1.28%         --
2012  Lowest contract charge 0.40% Class B(d)   $101.97            --                  --           --        1.74%
      Highest contract charge 1.30% Class B     $ 96.68            --                  --           --       14.12%
      All contract charges                           --           895          $   93,945         1.54%         --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
2011  Lowest contract charge 0.50% Class B       $ 86.56            --                 --            --         0.03%
      Highest contract charge 1.30% Class B      $ 84.72            --                 --            --        (0.76)%
      All contract charges                            --           981           $ 90,393          1.45%          --
EQ/CORE BOND INDEX
2015  Lowest contract charge 0.40% Class B       $101.08            --                 --            --         0.04%
      Highest contract charge 1.45% Class B      $112.94            --                 --            --        (1.03)%
      All contract charges                            --           963           $110,934          1.50%          --
2014  Lowest contract charge 0.40% Class B       $101.04            --                 --            --         2.01%
      Highest contract charge 1.45% Class B      $114.11            --                 --            --         0.94%
      All contract charges                            --           956           $111,253          1.30%          --
2013  Lowest contract charge 0.40% Class B       $ 99.05            --                 --            --        (1.99)%
      Highest contract charge 1.45% Class B      $113.05            --                 --            --        (3.02)%
      All contract charges                            --           981           $112,879          1.15%          --
2012  Lowest contract charge 0.40% Class B(d)    $101.06            --                 --            --         1.02%
      Highest contract charge 1.45% Class B      $116.57            --                 --            --         1.66%
      All contract charges                            --         1,022           $120,948          1.43%          --
2011  Lowest contract charge 0.50% Class B       $126.30            --                 --            --         4.28%
      Highest contract charge 1.45% Class B      $114.67            --                 --            --         3.29%
      All contract charges                            --         1,056           $122,833          1.85%          --
EQ/EMERGING MARKETS EQUITY PLUS
2015  Lowest contract charge 0.50% Class B       $ 74.51            --                 --            --       (18.56)%
      Highest contract charge 1.34% Class B      $ 72.86            --                 --            --       (19.25)%
      All contract charges                            --            54           $  3,974          0.74%          --
2014  Lowest contract charge 0.50% Class B       $ 91.49            --                 --            --        (3.64)%
      Highest contract charge 1.34% Class B      $ 90.22            --                 --            --        (4.46)%
      All contract charges                            --            33           $  3,010          0.73%          --
2013  Lowest contract charge 0.50% Class B(e)    $ 94.95            --                 --            --        (4.18)%
      Highest contract charge 1.34% Class B(e)   $ 94.43            --                 --            --        (4.67)%
      All contract charges                            --            12           $  1,233          1.05%          --
EQ/EQUITY 500 INDEX
2015  Lowest contract charge 0.70% Class A       $250.07            --                 --            --         0.09%
      Highest contract charge 1.45% Class A      $173.28            --                 --            --        (0.66)%
      All contract charges                            --         2,050           $923,739          1.64%          --
2014  Lowest contract charge 0.70% Class A       $249.84            --                 --            --        12.19%
      Highest contract charge 1.45% Class A      $174.44            --                 --            --        11.34%
      All contract charges                            --         2,097           $950,100          1.41%          --
2013  Lowest contract charge 0.70% Class A       $222.70            --                 --            --        30.59%
      Highest contract charge 1.45% Class A      $156.67            --                 --            --        29.60%
      All contract charges                            --         2,171           $883,708          1.48%          --
2012  Lowest contract charge 0.50% Class A       $112.35            --                 --            --        14.65%
      Highest contract charge 1.45% Class A      $120.89            --                 --            --        13.57%
      All contract charges                            --         2,282           $715,915          1.69%          --
2011  Lowest contract charge 0.50% Class A       $ 97.99            --                 --            --         1.26%
      Highest contract charge 1.45% Class A      $106.45            --                 --            --         0.29%
      All contract charges                            --         2,408           $665,749          1.68%          --
EQ/EQUITY 500 INDEX
2015  Lowest contract charge 0.40% Class B       $149.79            --                 --            --         0.39%
      Highest contract charge 1.30% Class B      $152.10            --                 --            --        (0.51)%
      All contract charges                            --         1,478           $245,385          1.64%          --
2014  Lowest contract charge 0.40% Class B       $149.21            --                 --            --        12.53%
      Highest contract charge 1.30% Class B      $152.88            --                 --            --        11.52%
      All contract charges                            --         1,253           $207,743          1.41%          --
2013  Lowest contract charge 0.40% Class B       $132.60            --                 --            --        30.99%
      Highest contract charge 1.30% Class B      $137.09            --                 --            --        29.83%
      All contract charges                            --         1,095           $162,807          1.48%          --
2012  Lowest contract charge 0.40% Class B(d)    $101.23            --                 --            --         1.05%
      Highest contract charge 1.30% Class B      $105.59            --                 --            --        13.75%
      All contract charges                            --           986           $112,301          1.69%          --
2011  Lowest contract charge 0.50% Class B       $ 96.88            --                 --            --         1.01%
      Highest contract charge 1.30% Class B      $ 92.83            --                 --            --         0.21%
      All contract charges                            --           937           $ 94,390          1.68%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/GAMCO MERGERS AND ACQUISITIONS
2015  Lowest contract charge 0.50% Class B       $158.62            --                 --            --        2.10%
      Highest contract charge 1.34% Class B      $144.91            --                 --            --        1.24%
      All contract charges                            --           127           $ 18,277          0.00%         --
2014  Lowest contract charge 0.50% Class B       $155.35            --                 --            --        1.13%
      Highest contract charge 1.34% Class B      $143.13            --                 --            --        0.28%
      All contract charges                            --           141           $ 20,188          0.00%         --
2013  Lowest contract charge 0.50% Class B       $153.61            --                 --            --       10.43%
      Highest contract charge 1.45% Class B      $141.35            --                 --            --        9.37%
      All contract charges                            --           149           $ 21,110          0.42%         --
2012  Lowest contract charge 0.50% Class B       $139.10            --                 --            --        4.72%
      Highest contract charge 1.45% Class B      $129.24            --                 --            --        3.72%
      All contract charges                            --           150           $ 19,467          0.00%         --
2011  Lowest contract charge 0.50% Class B       $132.83            --                 --            --        0.84%
      Highest contract charge 1.45% Class B      $124.60            --                 --            --       (0.12)%
      All contract charges                            --           159           $ 19,826          0.18%         --
EQ/GAMCO SMALL COMPANY VALUE
2015  Lowest contract charge 0.40% Class B       $144.27            --                 --            --       (6.08)%
      Highest contract charge 1.45% Class B      $261.31            --                 --            --       (7.07)%
      All contract charges                            --         2,669           $692,281          0.54%         --
2014  Lowest contract charge 0.40% Class B       $153.61            --                 --            --        2.66%
      Highest contract charge 1.45% Class B      $281.18            --                 --            --        1.57%
      All contract charges                            --         2,576           $717,726          0.28%         --
2013  Lowest contract charge 0.40% Class B       $149.63            --                 --            --       38.56%
      Highest contract charge 1.45% Class B      $276.83            --                 --            --       37.10%
      All contract charges                            --         2,476           $678,585          0.28%         --
2012  Lowest contract charge 0.40% Class B(d)    $107.99            --                 --            --        7.26%
      Highest contract charge 1.45% Class B      $201.92            --                 --            --       16.14%
      All contract charges                            --         2,285           $456,724          1.31%         --
2011  Lowest contract charge 0.50% Class B       $186.34            --                 --            --       (3.97)%
      Highest contract charge 1.45% Class B      $173.86            --                 --            --       (4.89)%
      All contract charges                            --         2,138           $367,988          0.08%         --
EQ/GLOBAL BOND PLUS
2015  Lowest contract charge 0.50% Class B       $124.21            --                 --            --       (4.28)%
      Highest contract charge 1.45% Class B      $112.59            --                 --            --       (5.20)%
      All contract charges                            --           516           $ 59,622          0.04%         --
2014  Lowest contract charge 0.50% Class B       $129.77            --                 --            --        0.39%
      Highest contract charge 1.45% Class B      $118.76            --                 --            --       (0.58)%
      All contract charges                            --           573           $ 69,454          0.66%         --
2013  Lowest contract charge 0.50% Class B       $129.27            --                 --            --       (3.00)%
      Highest contract charge 1.45% Class B      $119.45            --                 --            --       (3.93)%
      All contract charges                            --           616           $ 74,946          0.01%         --
2012  Lowest contract charge 0.50% Class B       $133.27            --                 --            --        3.20%
      Highest contract charge 1.45% Class B      $124.33            --                 --            --        2.21%
      All contract charges                            --           684           $ 86,443          1.44%         --
2011  Lowest contract charge 0.50% Class B       $129.14            --                 --            --        3.88%
      Highest contract charge 1.45% Class B      $121.64            --                 --            --        2.89%
      All contract charges                            --           678           $ 83,622          3.45%         --
EQ/HIGH YIELD BOND
2015  Lowest contract charge 0.50% Class B       $ 99.58            --                 --            --       (3.57)%
      Highest contract charge 1.34% Class B      $ 97.37            --                 --            --       (4.39)%
      All contract charges                            --            55           $  5,403          7.01%         --
2014  Lowest contract charge 0.50% Class B(e)    $103.27            --                 --            --        1.40%
      Highest contract charge 1.34% Class B      $101.84            --                 --            --        0.54%
      All contract charges                            --            30           $  3,131          5.58%         --
2013  Lowest contract charge 0.90% Class B(e)    $101.58            --                 --            --        1.91%
      Highest contract charge 1.34% Class B(e)   $101.29            --                 --            --        1.63%
      All contract charges                            --            10           $  1,010          8.79%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2015  Lowest contract charge 0.70% Class A       $164.77            --                 --            --       (0.28)%
      Highest contract charge 1.45% Class A      $138.68            --                 --            --       (1.03)%
      All contract charges                            --           275           $ 46,641          0.58%         --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2014  Lowest contract charge 0.70% Class A      $165.23            --                 --            --         0.82%
      Highest contract charge 1.45% Class A     $140.12            --                 --            --         0.06%
      All contract charges                           --           295           $ 50,548          0.39%          --
2013  Lowest contract charge 0.70% Class A      $163.88            --                 --            --        (2.33)%
      Highest contract charge 1.45% Class A     $140.04            --                 --            --        (3.07)%
      All contract charges                           --           336           $ 56,347          0.21%          --
2012  Lowest contract charge 0.70% Class A      $167.79            --                 --            --         0.27%
      Highest contract charge 1.45% Class A     $144.47            --                 --            --        (0.49)%
      All contract charges                           --           374           $ 64,905          0.24%          --
2011  Lowest contract charge 0.70% Class A      $167.34            --                 --            --         4.82%
      Highest contract charge 1.45% Class A     $145.18            --                 --            --         4.03%
      All contract charges                           --           406           $ 71,034          0.59%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2015  Lowest contract charge 0.00% Class B(p)   $100.25            --                 --            --        (0.16)%
      Highest contract charge 1.30% Class B     $107.27            --                 --            --        (0.86)%
      All contract charges                           --           104           $ 13,778          0.58%          --
2014  Lowest contract charge 0.50% Class B      $147.34            --                 --            --         1.02%
      Highest contract charge 1.30% Class B     $108.20            --                 --            --         0.22%
      All contract charges                           --           117           $ 15,511          0.39%          --
2013  Lowest contract charge 0.50% Class B      $145.85            --                 --            --        (2.13)%
      Highest contract charge 1.30% Class B     $107.96            --                 --            --        (2.90)%
      All contract charges                           --           132           $ 17,667          0.21%          --
2012  Lowest contract charge 0.50% Class B      $149.03            --                 --            --         0.47%
      Highest contract charge 1.30% Class B     $111.19            --                 --            --        (0.32)%
      All contract charges                           --           161           $ 22,012          0.24%          --
2011  Lowest contract charge 0.90% Class B      $151.15            --                 --            --         4.35%
      Highest contract charge 1.30% Class B     $111.55            --                 --            --         3.94%
      All contract charges                           --           176           $ 24,234          0.59%          --
EQ/INTERNATIONAL EQUITY INDEX
2015  Lowest contract charge 0.70% Class A      $132.45            --                 --            --        (2.82)%
      Highest contract charge 1.45% Class A     $103.41            --                 --            --        (3.55)%
      All contract charges                           --         2,442           $325,879          2.31%          --
2014  Lowest contract charge 0.70% Class A      $136.30            --                 --            --        (7.55)%
      Highest contract charge 1.45% Class A     $107.22            --                 --            --        (8.25)%
      All contract charges                           --         2,554           $352,788          2.95%          --
2013  Lowest contract charge 0.70% Class A      $147.43            --                 --            --        20.62%
      Highest contract charge 1.45% Class A     $116.86            --                 --            --        19.71%
      All contract charges                           --         2,709           $407,476          2.22%          --
2012  Lowest contract charge 0.50% Class A      $ 78.26            --                 --            --        15.68%
      Highest contract charge 1.45% Class A     $ 97.62            --                 --            --        14.58%
      All contract charges                           --         2,926           $367,081          2.99%          --
2011  Lowest contract charge 0.50% Class A      $ 67.65            --                 --            --       (12.42)%
      Highest contract charge 1.45% Class A     $ 85.20            --                 --            --       (13.26)%
      All contract charges                           --         3,187           $348,671          2.95%          --
EQ/INTERNATIONAL EQUITY INDEX
2015  Lowest contract charge 0.40% Class B      $120.13            --                 --            --        (2.52)%
      Highest contract charge 1.30% Class B     $ 78.31            --                 --            --        (3.39)%
      All contract charges                           --           360           $ 35,412          2.31%          --
2014  Lowest contract charge 0.40% Class B(d)   $123.24            --                 --            --        (7.28)%
      Highest contract charge 1.30% Class B     $ 81.06            --                 --            --        (8.10)%
      All contract charges                           --           369           $ 37,872          2.95%          --
2013  Lowest contract charge 0.50% Class B      $123.74            --                 --            --        20.86%
      Highest contract charge 1.30% Class B     $ 88.20            --                 --            --        19.90%
      All contract charges                           --           418           $ 47,134          2.22%          --
2012  Lowest contract charge 0.50% Class B      $102.38            --                 --            --        15.68%
      Highest contract charge 1.30% Class B     $ 73.56            --                 --            --        14.78%
      All contract charges                           --           456           $ 42,914          2.99%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2011  Lowest contract charge 0.50% Class B      $ 88.50            --                 --            --       (12.64)%
      Highest contract charge 1.30% Class B     $ 64.09            --                 --            --       (13.33)%
      All contract charges                           --           537           $ 44,371          2.95%          --
EQ/INVESCO COMSTOCK(I)(J)
2015  Lowest contract charge 0.50% Class B      $168.39            --                 --            --        (6.66)%
      Highest contract charge 1.45% Class B     $152.01            --                 --            --        (7.55)%
      All contract charges                           --           718           $109,963          2.11%          --
2014  Lowest contract charge 0.50% Class B      $180.41            --                 --            --         8.37%
      Highest contract charge 1.45% Class B     $164.43            --                 --            --         7.34%
      All contract charges                           --           763           $125,870          1.98%          --
2013  Lowest contract charge 0.50% Class B      $166.47            --                 --            --        34.36%
      Highest contract charge 1.45% Class B     $153.19            --                 --            --        33.08%
      All contract charges                           --           267           $ 41,252          4.48%          --
2012  Lowest contract charge 0.50% Class B      $123.90            --                 --            --        17.83%
      Highest contract charge 1.45% Class B     $115.11            --                 --            --        16.70%
      All contract charges                           --           229           $ 26,677          1.29%          --
2011  Lowest contract charge 0.70% Class B      $103.75            --                 --            --        (2.67)%
      Highest contract charge 1.45% Class B     $ 98.64            --                 --            --        (3.40)%
      All contract charges                           --           230           $ 22,874          1.38%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2015  Lowest contract charge 0.40% Class B      $156.83            --                 --            --        (2.67)%
      Highest contract charge 1.45% Class B     $161.67            --                 --            --        (3.70)%
      All contract charges                           --           361           $ 69,659          0.71%          --
2014  Lowest contract charge 0.40% Class B(d)   $161.14            --                 --            --        13.92%
      Highest contract charge 1.45% Class B     $167.88            --                 --            --        12.72%
      All contract charges                           --           326           $ 66,253          1.07%          --
2013  Lowest contract charge 0.70% Class B      $169.26            --                 --            --        34.84%
      Highest contract charge 1.45% Class B     $148.94            --                 --            --        33.82%
      All contract charges                           --           325           $ 59,293          2.02%          --
2012  Lowest contract charge 0.70% Class B      $125.53            --                 --            --        15.24%
      Highest contract charge 1.45% Class B     $111.30            --                 --            --        14.36%
      All contract charges                           --           334           $ 45,422          0.96%          --
2011  Lowest contract charge 0.70% Class B      $108.93            --                 --            --        (5.89)%
      Highest contract charge 1.45% Class B     $ 97.32            --                 --            --        (6.60)%
      All contract charges                           --           360           $ 43,245          1.04%          --
EQ/LARGE CAP GROWTH INDEX
2015  Lowest contract charge 0.50% Class B      $132.85            --                 --            --         4.34%
      Highest contract charge 1.45% Class B     $126.12            --                 --            --         3.34%
      All contract charges                           --         1,518           $198,419          0.88%          --
2014  Lowest contract charge 0.50% Class B      $127.32            --                 --            --        11.67%
      Highest contract charge 1.45% Class B     $122.04            --                 --            --        10.61%
      All contract charges                           --         1,489           $187,443          0.94%          --
2013  Lowest contract charge 0.50% Class B      $114.01            --                 --            --        31.83%
      Highest contract charge 1.45% Class B     $110.33            --                 --            --        30.57%
      All contract charges                           --         1,479           $167,886          0.98%          --
2012  Lowest contract charge 0.50% Class B      $ 86.48            --                 --            --        14.15%
      Highest contract charge 1.45% Class B     $ 84.50            --                 --            --        13.06%
      All contract charges                           --         1,516           $131,427          1.24%          --
2011  Lowest contract charge 0.50% Class B      $ 75.76            --                 --            --         1.84%
      Highest contract charge 1.45% Class B     $ 74.74            --                 --            --         0.88%
      All contract charges                           --         1,553           $118,553          0.88%          --
EQ/LARGE CAP VALUE INDEX
2015  Lowest contract charge 0.50% Class B      $ 99.19            --                 --            --        (4.91)%
      Highest contract charge 1.45% Class B     $ 89.90            --                 --            --        (5.81)%
      All contract charges                           --           697           $ 63,565          1.94%          --
2014  Lowest contract charge 0.50% Class B      $104.31            --                 --            --        12.06%
      Highest contract charge 1.45% Class B     $ 95.45            --                 --            --        10.99%
      All contract charges                           --           660           $ 63,828          1.63%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/LARGE CAP VALUE INDEX (CONTINUED)
2013  Lowest contract charge 0.70% Class B      $ 91.55            --                 --            --        30.67%
      Highest contract charge 1.45% Class B     $ 86.00            --                 --            --        29.67%
      All contract charges                           --           608           $ 52,859          1.54%          --
2012  Lowest contract charge 0.70% Class B      $ 70.06            --                 --            --        15.78%
      Highest contract charge 1.45% Class B     $ 66.32            --                 --            --        14.90%
      All contract charges                           --           603           $ 40,229          2.04%          --
2011  Lowest contract charge 0.70% Class B      $ 60.51            --                 --            --        (1.03)%
      Highest contract charge 1.45% Class B     $ 57.72            --                 --            --        (1.77)%
      All contract charges                           --           616           $ 35,596          1.82%          --
EQ/MFS INTERNATIONAL GROWTH
2015  Lowest contract charge 0.40% Class B      $115.90            --                 --            --        (0.21)%
      Highest contract charge 1.45% Class B     $157.88            --                 --            --        (1.26)%
      All contract charges                           --           619           $ 97,843          0.60%          --
2014  Lowest contract charge 0.40% Class B      $116.14            --                 --            --        (5.38)%
      Highest contract charge 1.45% Class B     $159.89            --                 --            --        (6.38)%
      All contract charges                           --           589           $ 93,805          0.95%          --
2013  Lowest contract charge 0.40% Class B      $122.75            --                 --            --        13.20%
      Highest contract charge 1.45% Class B     $170.79            --                 --            --        12.00%
      All contract charges                           --           572           $ 97,506          0.94%          --
2012  Lowest contract charge 0.40% Class B(d)   $108.44            --                 --            --         8.57%
      Highest contract charge 1.45% Class B     $152.49            --                 --            --        17.95%
      All contract charges                           --           529           $ 80,371          1.02%          --
2011  Lowest contract charge 0.50% Class B      $137.81            --                 --            --       (11.16)%
      Highest contract charge 1.45% Class B     $129.28            --                 --            --       (12.01)%
      All contract charges                           --           490           $ 63,068          0.66%          --
EQ/MID CAP INDEX
2015  Lowest contract charge 0.40% Class B      $145.75            --                 --            --        (3.25)%
      Highest contract charge 1.45% Class B     $168.67            --                 --            --        (4.27)%
      All contract charges                           --         2,667           $453,031          0.87%          --
2014  Lowest contract charge 0.40% Class B      $150.64            --                 --            --         8.55%
      Highest contract charge 1.45% Class B     $176.19            --                 --            --         7.41%
      All contract charges                           --         2,613           $463,057          0.81%          --
2013  Lowest contract charge 0.40% Class B      $138.77            --                 --            --        32.05%
      Highest contract charge 1.45% Class B     $164.03            --                 --            --        30.66%
      All contract charges                           --         2,638           $434,850          0.79%          --
2012  Lowest contract charge 0.40% Class B(d)   $105.09            --                 --            --         4.58%
      Highest contract charge 1.45% Class B     $125.54            --                 --            --        15.38%
      All contract charges                           --         2,667           $336,215          0.99%          --
2011  Lowest contract charge 0.50% Class B      $124.17            --                 --            --        (2.89)%
      Highest contract charge 1.45% Class B     $108.81            --                 --            --        (3.82)%
      All contract charges                           --         2,759           $302,528          0.62%          --
EQ/MONEY MARKET
2015  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        (0.00)%
      Highest contract charge 1.45% Class A     $110.42            --                 --            --        (1.45)%
      All contract charges                           --         1,266           $ 43,701          0.00%          --
2014  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $112.04            --                 --            --        (1.45)%
      All contract charges                           --         1,244           $ 46,904          0.00%          --
2013  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $113.69            --                 --            --        (1.45)%
      All contract charges                           --         1,837           $ 54,109          0.00%          --
2012  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $115.36            --                 --            --        (1.45)%
      All contract charges                           --         1,618           $ 59,952          0.00%          --
2011  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $117.06            --                 --            --        (1.51)%
      All contract charges                           --         1,582           $ 66,822          0.01%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/MONEY MARKET
2015  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --       (0.00)%
      Highest contract charge 1.30% Class B      $ 95.72            --                 --            --       (1.29)%
      All contract charges                            --         4,538           $ 28,080          0.00%         --
2014  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $ 96.97            --                 --            --       (1.28)%
      All contract charges                            --         3,275           $ 27,356          0.00%         --
2013  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $ 98.23            --                 --            --       (1.29)%
      All contract charges                            --         4,019           $ 32,095          0.00%         --
2012  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $ 99.51            --                 --            --       (1.29)%
      All contract charges                            --         2,361           $ 34,491          0.00%         --
2011  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $100.81            --                 --            --       (1.28)%
      All contract charges                            --           882           $ 38,034          0.01%         --
EQ/MORGAN STANLEY MID CAP GROWTH
2015  Lowest contract charge 0.40% Class B       $132.15            --                 --            --       (5.87)%
      Highest contract charge 1.45% Class B      $204.11            --                 --            --       (6.86)%
      All contract charges                            --         1,341           $269,875          0.00%         --
2014  Lowest contract charge 0.40% Class B       $140.39            --                 --            --       (1.11)%
      Highest contract charge 1.45% Class B      $219.15            --                 --            --       (2.15)%
      All contract charges                            --         1,333           $287,981          0.00%         --
2013  Lowest contract charge 0.40% Class B       $141.96            --                 --            --       37.99%
      Highest contract charge 1.45% Class B      $223.97            --                 --            --       36.53%
      All contract charges                            --         1,315           $290,113          0.00%         --
2012  Lowest contract charge 0.40% Class B(d)    $102.88            --                 --            --        2.91%
      Highest contract charge 1.45% Class B      $164.04            --                 --            --        7.17%
      All contract charges                            --         1,334           $215,643          0.48%         --
2011  Lowest contract charge 0.50% Class B       $163.17            --                 --            --       (8.16)%
      Highest contract charge 1.45% Class B      $153.06            --                 --            --       (9.03)%
      All contract charges                            --         1,246           $187,783          0.26%         --
EQ/OPPENHEIMER GLOBAL
2015  Lowest contract charge 0.50% Class B       $155.20            --                 --            --        2.66%
      Highest contract charge 1.45% Class B      $141.93            --                 --            --        1.68%
      All contract charges                            --           852           $121,243          0.28%         --
2014  Lowest contract charge 0.50% Class B       $151.18            --                 --            --        1.29%
      Highest contract charge 1.45% Class B      $139.58            --                 --            --        0.32%
      All contract charges                            --           729           $101,760          0.53%         --
2013  Lowest contract charge 0.50% Class B       $149.26            --                 --            --       25.70%
      Highest contract charge 1.45% Class B      $139.14            --                 --            --       24.50%
      All contract charges                            --           643           $ 89,648          2.48%         --
2012  Lowest contract charge 0.50% Class B       $118.74            --                 --            --       19.77%
      Highest contract charge 1.45% Class B      $111.76            --                 --            --       18.63%
      All contract charges                            --           555           $ 62,005          0.89%         --
2011  Lowest contract charge 0.50% Class B       $ 99.14            --                 --            --       (9.08)%
      Highest contract charge 1.45% Class B      $ 94.21            --                 --            --       (9.94)%
      All contract charges                            --           525           $ 49,427          0.83%         --
EQ/PIMCO GLOBAL REAL RETURN
2015  Lowest contract charge 0.50% Class B       $ 95.12            --                 --            --       (2.85)%
      Highest contract charge 1.45% Class B      $ 92.74            --                 --            --       (3.78)%
      All contract charges                            --           184           $ 17,168          1.51%         --
2014  Lowest contract charge 0.50% Class B       $ 97.91            --                 --            --        7.32%
      Highest contract charge 1.45% Class B(e)   $ 96.38            --                 --            --        6.31%
      All contract charges                            --            96           $  9,392          7.98%         --
2013  Lowest contract charge 0.50% Class B(e)    $ 91.23            --                 --            --       (7.50)%
      Highest contract charge 1.34% Class B(e)   $ 90.73            --                 --            --       (7.98)%
      All contract charges                            --            25           $  2,381          0.18%         --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
EQ/PIMCO ULTRA SHORT BOND
2015  Lowest contract charge 1.10% Class A    $ 96.03            --                 --            --       (1.38)%
      Highest contract charge 1.10% Class A   $ 96.03            --                 --            --       (1.38)%
      All contract charges                         --             1           $    105          0.46%         --
2014  Lowest contract charge 1.10% Class A    $ 97.37            --                 --            --       (1.19)%
      Highest contract charge 1.10% Class A   $ 97.37            --                 --            --       (1.19)%
      All contract charges                         --             2           $    152          0.37%         --
2013  Lowest contract charge 1.10% Class A    $ 98.54            --                 --            --       (1.07)%
      Highest contract charge 1.10% Class A   $ 98.54            --                 --            --       (1.07)%
      All contract charges                         --             2           $    156          0.71%         --
2012  Lowest contract charge 1.10% Class A    $ 99.61            --                 --            --        0.38%
      Highest contract charge 1.25% Class A   $ 99.11            --                 --            --        0.23%
      All contract charges                         --             2           $    161          0.55%         --
2011  Lowest contract charge 1.10% Class A    $ 99.23            --                 --            --       (1.05)%
      Highest contract charge 1.25% Class A   $ 98.88            --                 --            --       (1.20)%
      All contract charges                         --             2           $    163          0.48%         --
EQ/PIMCO ULTRA SHORT BOND
2015  Lowest contract charge 0.50% Class B    $112.26            --                 --            --       (0.78)%
      Highest contract charge 1.45% Class B   $101.34            --                 --            --       (1.73)%
      All contract charges                         --           857           $ 88,975          0.46%         --
2014  Lowest contract charge 0.50% Class B    $113.14            --                 --            --       (0.59)%
      Highest contract charge 1.45% Class B   $103.12            --                 --            --       (1.54)%
      All contract charges                         --           932           $ 98,360          0.37%         --
2013  Lowest contract charge 0.50% Class B    $113.81            --                 --            --       (0.42)%
      Highest contract charge 1.45% Class B   $104.73            --                 --            --       (1.37)%
      All contract charges                         --         1,000           $106,875          0.71%         --
2012  Lowest contract charge 0.50% Class B    $114.29            --                 --            --        0.99%
      Highest contract charge 1.45% Class B   $106.18            --                 --            --        0.02%
      All contract charges                         --         1,066           $115,019          0.55%         --
2011  Lowest contract charge 0.50% Class B    $113.17            --                 --            --       (0.69)%
      Highest contract charge 1.45% Class B   $106.16            --                 --            --       (1.64)%
      All contract charges                         --         1,147           $123,827          0.48%         --
EQ/QUALITY BOND PLUS
2015  Lowest contract charge 0.70% Class A    $166.85            --                 --            --       (0.48)%
      Highest contract charge 1.45% Class A   $138.34            --                 --            --       (1.23)%
      All contract charges                         --           391           $ 69,213          1.05%         --
2014  Lowest contract charge 0.70% Class A    $167.65            --                 --            --        2.18%
      Highest contract charge 1.45% Class A   $140.06            --                 --            --        1.40%
      All contract charges                         --           429           $ 76,711          0.97%         --
2013  Lowest contract charge 0.70% Class A    $164.07            --                 --            --       (2.96)%
      Highest contract charge 1.45% Class A   $138.12            --                 --            --       (3.70)%
      All contract charges                         --           470           $ 83,030          0.34%         --
2012  Lowest contract charge 0.70% Class A    $169.08            --                 --            --        1.94%
      Highest contract charge 1.45% Class A   $143.42            --                 --            --        1.16%
      All contract charges                         --           526           $ 96,066          0.60%         --
2011  Lowest contract charge 0.70% Class A    $165.87            --                 --            --        0.75%
      Highest contract charge 1.45% Class A   $141.77            --                 --            --        0.00%
      All contract charges                         --           586           $105,659          2.46%         --
EQ/QUALITY BOND PLUS
2015  Lowest contract charge 0.50% Class B    $147.94            --                 --            --       (0.27)%
      Highest contract charge 1.30% Class B   $103.23            --                 --            --       (1.06)%
      All contract charges                         --           159           $ 21,910          1.05%         --
2014  Lowest contract charge 0.50% Class B    $148.34            --                 --            --        2.39%
      Highest contract charge 1.30% Class B   $104.34            --                 --            --        1.58%
      All contract charges                         --           169           $ 23,285          0.97%         --
2013  Lowest contract charge 0.50% Class B    $144.88            --                 --            --       (2.78)%
      Highest contract charge 1.30% Class B   $102.72            --                 --            --       (3.54)%
      All contract charges                         --           184           $ 24,978          0.34%         --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/QUALITY BOND PLUS (CONTINUED)
2012  Lowest contract charge 0.50% Class B      $149.02            --                 --            --        2.15%
      Highest contract charge 1.30% Class B     $106.49            --                 --            --        1.33%
      All contract charges                           --           207           $ 28,867          0.60%         --
2011  Lowest contract charge 0.50% Class B      $145.89            --                 --            --        0.72%
      Highest contract charge 1.30% Class B     $105.09            --                 --            --       (0.08)%
      All contract charges                           --           225           $ 31,270          2.46%         --
EQ/SMALL COMPANY INDEX
2015  Lowest contract charge 0.40% Class B      $142.42            --                 --            --       (4.95)%
      Highest contract charge 1.45% Class B     $222.09            --                 --            --       (5.95)%
      All contract charges                           --         1,085           $235,560          0.91%         --
2014  Lowest contract charge 0.40% Class B      $149.84            --                 --            --        4.43%
      Highest contract charge 1.45% Class B     $236.15            --                 --            --        3.33%
      All contract charges                           --         1,091           $251,678          0.78%         --
2013  Lowest contract charge 0.40% Class B      $143.48            --                 --            --       36.90%
      Highest contract charge 1.45% Class B     $228.54            --                 --            --       35.46%
      All contract charges                           --         1,124           $250,855          0.97%         --
2012  Lowest contract charge 0.40% Class B(d)   $104.81            --                 --            --        3.94%
      Highest contract charge 1.45% Class B     $168.71            --                 --            --       13.86%
      All contract charges                           --         1,155           $190,669          1.51%         --
2011  Lowest contract charge 0.50% Class B      $163.21            --                 --            --       (4.48)%
      Highest contract charge 1.45% Class B     $148.17            --                 --            --       (5.39)%
      All contract charges                           --         1,195           $175,975          0.67%         --
EQ/T. ROWE PRICE GROWTH STOCK
2015  Lowest contract charge 0.40% Class B      $165.55            --                 --            --        9.78%
      Highest contract charge 1.45% Class B     $187.29            --                 --            --        8.62%
      All contract charges                           --         2,171           $409,319          0.00%         --
2014  Lowest contract charge 0.40% Class B      $150.80            --                 --            --        8.21%
      Highest contract charge 1.45% Class B     $172.42            --                 --            --        7.07%
      All contract charges                           --         1,944           $337,268          0.00%         --
2013  Lowest contract charge 0.40% Class B      $139.36            --                 --            --       37.37%
      Highest contract charge 1.45% Class B     $161.04            --                 --            --       35.92%
      All contract charges                           --         1,842           $298,052          0.00%         --
2012  Lowest contract charge 0.40% Class B(d)   $101.45            --                 --            --        0.94%
      Highest contract charge 1.45% Class B     $118.48            --                 --            --       17.20%
      All contract charges                           --         1,724           $204,879          0.00%         --
2011  Lowest contract charge 0.50% Class B      $108.34            --                 --            --       (2.43)%
      Highest contract charge 1.45% Class B     $101.09            --                 --            --       (3.36)%
      All contract charges                           --         1,478           $149,894          0.00%         --
EQ/UBS GROWTH & INCOME
2015  Lowest contract charge 0.50% Class B      $196.36            --                 --            --       (1.92)%
      Highest contract charge 1.34% Class B     $178.53            --                 --            --       (2.75)%
      All contract charges                           --           204           $ 34,304          0.59%         --
2014  Lowest contract charge 0.50% Class B      $200.20            --                 --            --       13.87%
      Highest contract charge 1.34% Class B     $183.58            --                 --            --       12.92%
      All contract charges                           --           179           $ 31,660          0.66%         --
2013  Lowest contract charge 0.50% Class B      $175.81            --                 --            --       34.85%
      Highest contract charge 1.34% Class B     $162.58            --                 --            --       33.71%
      All contract charges                           --           160           $ 25,154          1.01%         --
2012  Lowest contract charge 0.50% Class B      $130.37            --                 --            --       12.31%
      Highest contract charge 1.34% Class B     $121.59            --                 --            --       11.36%
      All contract charges                           --           161           $ 18,984          0.84%         --
2011  Lowest contract charge 0.70% Class B      $114.40            --                 --            --       (3.50)%
      Highest contract charge 1.34% Class B     $109.19            --                 --            --       (4.12)%
      All contract charges                           --           177           $ 18,894          0.73%         --
EQ/WELLS FARGO OMEGA GROWTH
2015  Lowest contract charge 0.50% Class B      $189.97            --                 --            --        0.76%
      Highest contract charge 1.45% Class B     $168.01            --                 --            --       (0.20)%
      All contract charges                           --         1,022           $177,302          0.00%         --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
EQ/WELLS FARGO OMEGA GROWTH (CONTINUED)
2014  Lowest contract charge 0.50% Class B            $188.54            --                 --            --        3.28%
      Highest contract charge 1.45% Class B           $168.35            --                 --            --        2.30%
      All contract charges                                 --         1,111           $192,775          0.00%         --
2013  Lowest contract charge 0.50% Class B            $182.55            --                 --            --       38.38%
      Highest contract charge 1.45% Class B           $164.57            --                 --            --       37.06%
      All contract charges                                 --         1,169           $197,650          0.00%         --
2012  Lowest contract charge 0.50% Class B            $131.92            --                 --            --       19.83%
      Highest contract charge 1.45% Class B           $120.07            --                 --            --       18.68%
      All contract charges                                 --         1,067           $131,515          0.01%         --
2011  Lowest contract charge 0.50% Class B            $110.09            --                 --            --       (6.34)%
      Highest contract charge 1.45% Class B           $101.17            --                 --            --       (7.23)%
      All contract charges                                 --           930           $ 96,316          0.00%         --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2015  Lowest contract charge 0.50% Service Class 2    $172.00            --                 --            --       (0.09)%
      Highest contract charge 1.45% Service Class 2   $144.40            --                 --            --       (1.04)%
      All contract charges                                 --         1,784           $311,215          0.85%         --
2014  Lowest contract charge 0.50% Service Class 2    $172.15            --                 --            --       11.09%
      Highest contract charge 1.45% Service Class 2   $145.92            --                 --            --       10.04%
      All contract charges                                 --         1,565           $276,194          0.81%         --
2013  Lowest contract charge 0.50% Service Class 2    $154.96            --                 --            --       30.30%
      Highest contract charge 1.45% Service Class 2   $132.61            --                 --            --       29.05%
      All contract charges                                 --         1,341           $215,365          0.93%         --
2012  Lowest contract charge 0.50% Service Class 2    $118.93            --                 --            --       15.57%
      Highest contract charge 1.45% Service Class 2   $102.76            --                 --            --       14.46%
      All contract charges                                 --         1,056           $131,733          1.35%         --
2011  Lowest contract charge 0.50% Service Class 2    $102.91            --                 --            --       (3.27)%
      Highest contract charge 1.45% Service Class 2   $ 89.78            --                 --            --       (7.73)%
      All contract charges                                 --           650           $ 71,089          1.27%         --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2015  Lowest contract charge 0.50% Service Class 2    $157.43            --                 --            --       (4.71)%
      Highest contract charge 1.20% Service Class 2   $151.22            --                 --            --       (5.39)%
      All contract charges                                 --            50           $  7,681          3.28%         --
2014  Lowest contract charge 0.50% Service Class 2    $165.22            --                 --            --        7.94%
      Highest contract charge 1.20% Service Class 2   $159.84            --                 --            --        7.18%
      All contract charges                                 --            39           $  6,454          3.19%         --
2013  Lowest contract charge 0.50% Service Class 2    $153.07            --                 --            --       27.19%
      Highest contract charge 1.20% Service Class 2   $149.13            --                 --            --       26.30%
      All contract charges                                 --            27           $  4,066          2.84%         --
2012  Lowest contract charge 0.50% Service Class 2    $120.35            --                 --            --       16.47%
      Highest contract charge 1.20% Service Class 2   $118.08            --                 --            --       15.64%
      All contract charges                                 --            17           $  1,911          4.38%         --
2011  Lowest contract charge 0.90% Service Class 2    $102.63            --                 --            --       (0.25)%
      Highest contract charge 1.20% Service Class 2   $102.11            --                 --            --       (0.55)%
      All contract charges                                 --             6           $    659          3.76%         --
FIDELITY(R) VIP MID CAP PORTFOLIO
2015  Lowest contract charge 0.50% Service Class 2    $159.43            --                 --            --       (2.12)%
      Highest contract charge 1.20% Service Class 2   $153.15            --                 --            --       (2.81)%
      All contract charges                                 --           191           $ 29,387          0.29%         --
2014  Lowest contract charge 0.50% Service Class 2    $162.88            --                 --            --        5.50%
      Highest contract charge 1.20% Service Class 2   $157.57            --                 --            --        4.76%
      All contract charges                                 --           148           $ 23,272          0.02%         --
2013  Lowest contract charge 0.90% Service Class 2    $152.11            --                 --            --       34.65%
      Highest contract charge 1.20% Service Class 2   $150.41            --                 --            --       34.23%
      All contract charges                                 --           106           $ 15,878          0.33%         --
2012  Lowest contract charge 0.90% Service Class 2    $112.97            --                 --            --       13.53%
      Highest contract charge 1.20% Service Class 2   $112.05            --                 --            --       13.18%
      All contract charges                                 --            67           $  7,525          0.50%         --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
FIDELITY(R) VIP MID CAP PORTFOLIO (CONTINUED)
2011  Lowest contract charge 0.90% Service Class 2    $ 99.51           --                  --            --       (11.65)%
      Highest contract charge 1.20% Service Class 2   $ 99.00           --                  --            --       (11.91)%
      All contract charges                                 --           39             $ 3,930          0.03%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2015  Lowest contract charge 0.50% Service Shares     $158.12           --                  --            --        (9.97)%
      Highest contract charge 1.45% Service Shares    $130.20           --                  --            --       (10.84)%
      All contract charges                                 --          318             $43,663          0.12%          --
2014  Lowest contract charge 0.50% Service Shares     $175.64           --                  --            --        12.72%
      Highest contract charge 1.45% Service Shares    $146.03           --                  --            --        11.64%
      All contract charges                                 --          257             $39,498          0.95%          --
2013  Lowest contract charge 0.50% Service Shares     $155.82           --                  --            --        31.89%
      Highest contract charge 1.45% Service Shares    $130.80           --                  --            --        30.64%
      All contract charges                                 --          175             $24,067          0.75%          --
2012  Lowest contract charge 0.50% Service Shares     $118.14           --                  --            --        17.59%
      Highest contract charge 1.45% Service Shares    $100.12           --                  --            --        16.46%
      All contract charges                                 --          104             $10,957          1.38%          --
2011  Lowest contract charge 0.70% Service Shares     $ 86.38           --                  --            --       (11.80)%
      Highest contract charge 1.34% Service Shares    $ 86.03           --                  --            --       (12.14)%
      All contract charges                                 --           43             $ 3,873          1.38%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2015  Lowest contract charge 0.00% Series II(p)       $ 98.20           --                  --            --        (1.88)%
      Highest contract charge 1.20% Series II         $152.81           --                  --            --         0.60%
      All contract charges                                 --           78             $12,046          1.70%          --
2014  Lowest contract charge 0.50% Series II          $157.02           --                  --            --        11.97%
      Highest contract charge 1.20% Series II         $151.90           --                  --            --        11.18%
      All contract charges                                 --           46             $ 7,141          1.73%          --
2013  Lowest contract charge 0.50% Series II          $140.23           --                  --            --        30.11%
      Highest contract charge 1.20% Series II         $136.62           --                  --            --        29.19%
      All contract charges                                 --           25             $ 3,550          2.61%          --
2012  Lowest contract charge 0.50% Series II          $107.78           --                  --            --        17.78%
      Highest contract charge 1.20% Series II         $105.75           --                  --            --        16.94%
      All contract charges                                 --            7             $   724          2.26%          --
2011  Lowest contract charge 1.00% Series II(a)       $ 90.74           --                  --            --        (8.50)%
      Highest contract charge 1.20% Series II(a)      $ 90.43           --                  --            --        (8.63)%
      All contract charges                                 --            2             $   139          0.00%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
2015  Lowest contract charge 0.50% Series II          $148.76           --                  --            --        (2.23)%
      Highest contract charge 1.45% Series II         $121.58           --                  --            --        (3.17)%
      All contract charges                                 --          504             $71,364          3.41%          --
2014  Lowest contract charge 0.50% Series II          $152.16           --                  --            --        13.77%
      Highest contract charge 1.45% Series II         $125.56           --                  --            --        12.69%
      All contract charges                                 --          433             $63,183          1.51%          --
2013  Lowest contract charge 0.50% Series II          $133.74           --                  --            --         1.92%
      Highest contract charge 1.45% Series II         $111.42           --                  --            --         0.95%
      All contract charges                                 --          326             $42,220          3.92%          --
2012  Lowest contract charge 0.50% Series II          $131.22           --                  --            --        27.21%
      Highest contract charge 1.45% Series II         $110.37           --                  --            --        25.99%
      All contract charges                                 --          237             $30,273          0.52%          --
2011  Lowest contract charge 0.50% Series II          $103.15           --                  --            --        (7.20)%
      Highest contract charge 1.45% Series II         $ 87.60           --                  --            --       (11.03)%
      All contract charges                                 --          118             $12,045          4.79%          --
INVESCO V.I. HIGH YIELD FUND
2015  Lowest contract charge 0.50% Series II          $114.74           --                  --            --        (3.85)%
      Highest contract charge 1.45% Series II         $109.75           --                  --            --        (4.76)%
      All contract charges                                 --          255             $28,355          5.55%          --
2014  Lowest contract charge 0.50% Series II          $119.34           --                  --            --         1.08%
      Highest contract charge 1.45% Series II(b)      $115.24           --                  --            --         0.10%
      All contract charges                                 --          209             $24,316          4.77%          --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
INVESCO V.I. HIGH YIELD FUND (CONTINUED)
2013  Lowest contract charge 0.50% Series II       $118.07           --                  --            --         6.24%
      Highest contract charge 1.34% Series II      $115.46           --                  --            --         5.34%
      All contract charges                              --          167             $19,329          5.32%          --
2012  Lowest contract charge 0.50% Series II       $111.14           --                  --            --        16.38%
      Highest contract charge 1.34% Series II      $109.61           --                  --            --        15.39%
      All contract charges                              --          115             $12,652          6.78%          --
2011  Lowest contract charge 0.70% Series II(b)    $ 95.38           --                  --            --        (4.60)%
      Highest contract charge 1.34% Series II(b)   $ 94.99           --                  --            --        (4.97)%
      All contract charges                              --           28             $ 2,717          0.00%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
2015  Lowest contract charge 0.50% Series II       $133.11           --                  --            --        (3.10)%
      Highest contract charge 1.45% Series II      $109.11           --                  --            --        (4.03)%
      All contract charges                              --          450             $53,287          1.37%          --
2014  Lowest contract charge 0.50% Series II       $137.37           --                  --            --        (0.41)%
      Highest contract charge 1.45% Series II      $113.69           --                  --            --        (1.36)%
      All contract charges                              --          350             $42,920          1.50%          --
2013  Lowest contract charge 0.50% Series II       $137.93           --                  --            --        18.12%
      Highest contract charge 1.45% Series II      $115.26           --                  --            --        17.00%
      All contract charges                              --          256             $31,602          1.12%          --
2012  Lowest contract charge 0.50% Series II       $116.77           --                  --            --        14.68%
      Highest contract charge 1.45% Series II      $ 98.51           --                  --            --        13.57%
      All contract charges                              --          185             $19,463          1.50%          --
2011  Lowest contract charge 0.70% Series II       $ 87.16           --                  --            --       (10.41)%
      Highest contract charge 1.34% Series II      $ 86.80           --                  --            --       (10.76)%
      All contract charges                              --           89             $ 8,406          0.59%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
2015  Lowest contract charge 0.50% Series II       $135.37           --                  --            --        (4.76)%
      Highest contract charge 1.45% Series II      $113.79           --                  --            --        (5.67)%
      All contract charges                              --          107             $14,794          0.11%          --
2014  Lowest contract charge 0.50% Series II       $142.13           --                  --            --         3.65%
      Highest contract charge 1.45% Series II(b)   $120.63           --                  --            --         2.66%
      All contract charges                              --           99             $14,583          0.00%          --
2013  Lowest contract charge 0.50% Series II       $137.13           --                  --            --        27.82%
      Highest contract charge 1.34% Series II      $146.29           --                  --            --        26.75%
      All contract charges                              --           93             $13,303          0.54%          --
2012  Lowest contract charge 0.50% Series II       $117.72           --                  --            --        10.06%
      Highest contract charge 1.34% Series II      $115.42           --                  --            --         9.13%
      All contract charges                              --           85             $ 9,766          0.00%          --
2011  Lowest contract charge 0.50% Series II       $106.96           --                  --            --        (6.97)%
      Highest contract charge 1.34% Series II      $105.76           --                  --            --        (7.75)%
      All contract charges                              --           67             $ 7,017          0.11%          --
INVESCO V.I. SMALL CAP EQUITY FUND
2015  Lowest contract charge 0.50% Series II       $157.96           --                  --            --        (6.21)%
      Highest contract charge 1.34% Series II      $172.50           --                  --            --        (7.00)%
      All contract charges                              --           52             $ 8,732          0.00%          --
2014  Lowest contract charge 0.50% Series II       $168.42           --                  --            --         1.57%
      Highest contract charge 1.34% Series II      $185.49           --                  --            --         0.72%
      All contract charges                              --           44             $ 7,886          0.00%          --
2013  Lowest contract charge 0.70% Series II       $188.18           --                  --            --        36.13%
      Highest contract charge 1.34% Series II      $184.17           --                  --            --        35.24%
      All contract charges                              --           43             $ 7,508          0.00%          --
2012  Lowest contract charge 0.70% Series II       $138.24           --                  --            --        12.86%
      Highest contract charge 1.34% Series II      $136.18           --                  --            --        12.14%
      All contract charges                              --           35             $ 4,643          0.00%          --
2011  Lowest contract charge 0.70% Series II       $122.49           --                  --            --        (1.68)%
      Highest contract charge 1.34% Series II      $121.44           --                  --            --        (2.31)%
      All contract charges                              --           33             $ 3,749          0.00%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
IVY FUNDS VIP ENERGY
2015  Lowest contract charge 0.40% Common Shares       $ 88.18            --                 --            --       (22.46)%
      Highest contract charge 1.45% Common Shares      $ 73.88            --                 --            --       (23.27)%
      All contract charges                                  --           416           $ 39,275          0.06%          --
2014  Lowest contract charge 0.40% Common Shares(d)    $113.72            --                 --            --       (10.92)%
      Highest contract charge 1.45% Common Shares      $ 96.29            --                 --            --       (11.86)%
      All contract charges                                  --           331           $ 40,891          0.00%          --
2013  Lowest contract charge 0.50% Common Shares       $132.33            --                 --            --        27.12%
      Highest contract charge 1.45% Common Shares      $109.25            --                 --            --        25.91%
      All contract charges                                  --           240           $ 33,769          0.00%          --
2012  Lowest contract charge 0.50% Common Shares       $104.10            --                 --            --         0.86%
      Highest contract charge 1.45% Common Shares      $ 86.77            --                 --            --        (0.10)%
      All contract charges                                  --           195           $ 21,721          0.00%          --
2011  Lowest contract charge 0.50% Common Shares       $103.21            --                 --            --        (9.53)%
      Highest contract charge 1.45% Common Shares      $ 86.86            --                 --            --       (12.04)%
      All contract charges                                  --           143           $ 16,122          0.00%          --
IVY FUNDS VIP HIGH INCOME
2015  Lowest contract charge 0.50% Common Shares       $136.58            --                 --            --        (6.97)%
      Highest contract charge 1.45% Common Shares      $115.74            --                 --            --        (7.86)%
      All contract charges                                  --         1,240           $162,881          6.09%          --
2014  Lowest contract charge 0.50% Common Shares       $146.81            --                 --            --         1.40%
      Highest contract charge 1.45% Common Shares      $125.61            --                 --            --         0.42%
      All contract charges                                  --         1,158           $164,863          4.70%          --
2013  Lowest contract charge 0.50% Common Shares       $144.79            --                 --            --         9.95%
      Highest contract charge 1.45% Common Shares      $125.08            --                 --            --         8.90%
      All contract charges                                  --           949           $134,006          4.77%          --
2012  Lowest contract charge 0.50% Common Shares       $131.69            --                 --            --        18.04%
      Highest contract charge 1.45% Common Shares      $114.86            --                 --            --        16.92%
      All contract charges                                  --           683           $ 88,396          5.63%          --
2011  Lowest contract charge 0.50% Common Shares       $111.56            --                 --            --         4.73%
      Highest contract charge 1.34% Common Shares      $110.31            --                 --            --         3.85%
      All contract charges                                  --           301           $ 33,347          6.59%          --
IVY FUNDS VIP MID CAP GROWTH
2015  Lowest contract charge 0.50% Common Shares       $132.54            --                 --            --        (6.25)%
      Highest contract charge 1.45% Common Shares      $126.77            --                 --            --        (7.15)%
      All contract charges                                  --           693           $ 88,707          0.00%          --
2014  Lowest contract charge 0.50% Common Shares       $141.38            --                 --            --         7.33%
      Highest contract charge 1.45% Common Shares      $136.53            --                 --            --         6.31%
      All contract charges                                  --           579           $ 79,597          0.00%          --
2013  Lowest contract charge 0.50% Common Shares       $131.72            --                 --            --        29.29%
      Highest contract charge 1.45% Common Shares      $128.43            --                 --            --        28.06%
      All contract charges                                  --           490           $ 63,271          0.00%          --
2012  Lowest contract charge 0.50% Common Shares       $101.88            --                 --            --        12.99%
      Highest contract charge 1.45% Common Shares      $100.29            --                 --            --        11.91%
      All contract charges                                  --           273           $ 27,513          0.00%          --
2011  Lowest contract charge 0.70% Common Shares(b)    $ 90.05            --                 --            --        (7.12)%
      Highest contract charge 1.34% Common Shares(b)   $ 89.68            --                 --            --        (7.48)%
      All contract charges                                  --            64           $  5,792          0.00%          --
IVY FUNDS VIP SMALL CAP GROWTH
2015  Lowest contract charge 0.50% Common Shares       $153.92            --                 --            --         1.37%
      Highest contract charge 1.45% Common Shares      $116.35            --                 --            --         0.41%
      All contract charges                                  --           158           $ 19,869          0.00%          --
2014  Lowest contract charge 0.50% Common Shares       $151.84            --                 --            --         1.09%
      Highest contract charge 1.45% Common Shares(b)   $115.88            --                 --            --         0.12%
      All contract charges                                  --            83           $ 10,910          0.00%          --
2013  Lowest contract charge 0.50% Common Shares       $150.20            --                 --            --        42.64%
      Highest contract charge 1.34% Common Shares      $116.08            --                 --            --        41.44%
      All contract charges                                  --            79           $ 10,227          0.00%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
IVY FUNDS VIP SMALL CAP GROWTH (CONTINUED)
2012  Lowest contract charge 0.50% Common Shares       $ 83.22            --                 --            --         4.64%
      Highest contract charge 1.45% Common Shares      $ 81.92            --                 --            --         3.64%
      All contract charges                                  --            60           $  5,527          0.00%          --
2011  Lowest contract charge 0.50% Common Shares       $ 79.53            --                 --            --       (16.05)%
      Highest contract charge 1.34% Common Shares      $ 79.10            --                 --            --       (16.49)%
      All contract charges                                  --            32           $  2,757          0.35%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2015  Lowest contract charge 0.50% Service Shares      $ 83.53            --                 --            --       (20.46)%
      Highest contract charge 1.45% Service Shares     $ 71.17            --                 --            --       (21.21)%
      All contract charges                                  --         1,581           $126,865          1.21%          --
2014  Lowest contract charge 0.50% Service Shares      $105.01            --                 --            --        (5.11)%
      Highest contract charge 1.45% Service Shares     $ 90.34            --                 --            --        (6.02)%
      All contract charges                                  --         1,299           $132,088          1.81%          --
2013  Lowest contract charge 0.50% Service Shares      $110.67            --                 --            --        (1.73)%
      Highest contract charge 1.45% Service Shares     $ 96.13            --                 --            --        (2.67)%
      All contract charges                                  --         1,075           $116,148          1.54%          --
2012  Lowest contract charge 0.50% Service Shares      $112.62            --                 --            --        21.44%
      Highest contract charge 1.45% Service Shares     $ 98.77            --                 --            --        20.28%
      All contract charges                                  --           827           $ 91,646          1.97%          --
2011  Lowest contract charge 0.50% Service Shares      $ 92.74            --                 --            --       (18.44)%
      Highest contract charge 1.45% Service Shares     $ 82.12            --                 --            --       (15.20)%
      All contract charges                                  --           499           $ 45,930          2.84%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2015  Lowest contract charge 0.00% Service Class(p)    $ 97.71            --                 --            --        (1.74)%
      Highest contract charge 1.45% Service Class      $136.90            --                 --            --         4.78%
      All contract charges                                  --         1,439           $230,009          1.83%          --
2014  Lowest contract charge 0.50% Service Class       $153.41            --                 --            --         0.63%
      Highest contract charge 1.45% Service Class      $130.66            --                 --            --        (0.33)%
      All contract charges                                  --         1,100           $167,974          1.88%          --
2013  Lowest contract charge 0.50% Service Class       $152.45            --                 --            --        26.99%
      Highest contract charge 1.45% Service Class      $131.09            --                 --            --        25.78%
      All contract charges                                  --           817           $125,058          1.45%          --
2012  Lowest contract charge 0.50% Service Class       $120.05            --                 --            --        15.36%
      Highest contract charge 1.45% Service Class      $104.22            --                 --            --        14.25%
      All contract charges                                  --           507           $ 61,848          1.50%          --
2011  Lowest contract charge 0.70% Service Class       $108.65            --                 --            --        (2.46)%
      Highest contract charge 1.34% Service Class      $107.72            --                 --            --        (3.09)%
      All contract charges                                  --           281           $ 29,846          1.30%          --
MFS(R) INVESTORS TRUST SERIES
2015  Lowest contract charge 0.50% Service Class       $168.77            --                 --            --        (0.55)%
      Highest contract charge 1.34% Service Class      $181.52            --                 --            --        (1.39)%
      All contract charges                                  --            68           $ 12,058          0.68%          --
2014  Lowest contract charge 0.50% Service Class       $169.70            --                 --            --        10.16%
      Highest contract charge 1.34% Service Class      $184.08            --                 --            --         9.23%
      All contract charges                                  --            68           $ 12,152          0.78%          --
2013  Lowest contract charge 0.90% Service Class       $171.04            --                 --            --        30.55%
      Highest contract charge 1.34% Service Class      $168.53            --                 --            --        29.98%
      All contract charges                                  --            66           $ 10,673          0.97%          --
2012  Lowest contract charge 0.90% Service Class       $131.01            --                 --            --        17.76%
      Highest contract charge 1.34% Service Class      $129.66            --                 --            --        17.23%
      All contract charges                                  --            50           $  6,232          0.82%          --
2011  Lowest contract charge 0.90% Service Class       $111.25            --                 --            --        (3.29)%
      Highest contract charge 1.34% Service Class      $110.60            --                 --            --        (3.72)%
      All contract charges                                  --            32           $  3,388          0.82%          --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(N)
2015  Lowest contract charge 0.50% Service Class(m)    $196.01            --                 --            --        (2.00)%
      Highest contract charge 1.34% Service Class(m)   $187.35            --                 --            --        (2.64)%
      All contract charges                                  --            55           $ 10,568          0.46%          --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
MFS(R) TECHNOLOGY PORTFOLIO
2015  Lowest contract charge 0.50% Service Class      $221.00            --                 --            --         9.98%
      Highest contract charge 1.45% Service Class     $163.86            --                 --            --         8.93%
      All contract charges                                 --           269           $ 57,341          0.00%          --
2014  Lowest contract charge 0.50% Service Class      $200.94            --                 --            --         9.85%
      Highest contract charge 1.45% Service Class     $150.43            --                 --            --         8.80%
      All contract charges                                 --           206           $ 40,388          0.00%          --
2013  Lowest contract charge 0.50% Service Class      $182.92            --                 --            --        34.05%
      Highest contract charge 1.45% Service Class     $138.26            --                 --            --        32.76%
      All contract charges                                 --           170           $ 30,430          0.00%          --
2012  Lowest contract charge 0.50% Service Class      $136.46            --                 --            --        13.69%
      Highest contract charge 1.45% Service Class     $104.14            --                 --            --        12.61%
      All contract charges                                 --           137           $ 18,531          0.00%          --
2011  Lowest contract charge 0.50% Service Class      $120.03            --                 --            --         0.55%
      Highest contract charge 1.45% Service Class     $ 92.48            --                 --            --        (3.74)%
      All contract charges                                 --            80           $  9,624          0.00%          --
MFS(R) UTILITIES SERIES
2015  Lowest contract charge 0.40% Service Class      $118.57            --                 --            --       (15.09)%
      Highest contract charge 1.45% Service Class     $116.80            --                 --            --       (16.00)%
      All contract charges                                 --           598           $ 86,414          4.03%          --
2014  Lowest contract charge 0.40% Service Class      $139.65            --                 --            --        12.02%
      Highest contract charge 1.45% Service Class     $139.04            --                 --            --        10.84%
      All contract charges                                 --           577           $ 99,267          2.00%          --
2013  Lowest contract charge 0.40% Service Class      $124.67            --                 --            --        19.74%
      Highest contract charge 1.45% Service Class     $125.44            --                 --            --        18.46%
      All contract charges                                 --           429           $ 66,413          2.24%          --
2012  Lowest contract charge 0.40% Service Class(d)   $104.12            --                 --            --         3.92%
      Highest contract charge 1.45% Service Class     $105.89            --                 --            --        11.57%
      All contract charges                                 --           316           $ 41,304          6.82%          --
2011  Lowest contract charge 0.50% Service Class      $117.74            --                 --            --         5.98%
      Highest contract charge 1.45% Service Class     $ 94.91            --                 --            --        (3.94)%
      All contract charges                                 --           175           $ 20,340          3.47%          --
MULTIMANAGER AGGRESSIVE EQUITY
2015  Lowest contract charge 0.70% Class A            $133.96            --                 --            --         3.26%
      Highest contract charge 1.45% Class A           $112.97            --                 --            --         2.48%
      All contract charges                                 --         4,332           $573,539          0.16%          --
2014  Lowest contract charge 0.70% Class A            $129.73            --                 --            --         9.89%
      Highest contract charge 1.45% Class A           $110.24            --                 --            --         9.06%
      All contract charges                                 --         4,724           $606,822          0.10%          --
2013  Lowest contract charge 0.70% Class A            $118.05            --                 --            --        36.24%
      Highest contract charge 1.45% Class A           $101.08            --                 --            --        35.21%
      All contract charges                                 --         5,230           $612,296          0.11%          --
2012  Lowest contract charge 0.50% Class A            $106.13            --                 --            --        13.64%
      Highest contract charge 1.45% Class A           $ 74.76            --                 --            --        12.56%
      All contract charges                                 --         5,853           $503,519          0.23%          --
2011  Lowest contract charge 0.50% Class A            $ 93.39            --                 --            --        (6.52)%
      Highest contract charge 1.45% Class A           $ 66.42            --                 --            --        (7.42)%
      All contract charges                                 --         6,544           $497,562          0.15%          --
MULTIMANAGER AGGRESSIVE EQUITY
2015  Lowest contract charge 0.50% Class B            $123.67            --                 --            --         3.46%
      Highest contract charge 1.30% Class B           $151.43            --                 --            --         2.65%
      All contract charges                                 --           203           $ 24,139          0.16%          --
2014  Lowest contract charge 0.50% Class B            $119.53            --                 --            --        10.12%
      Highest contract charge 1.30% Class B           $147.52            --                 --            --         9.24%
      All contract charges                                 --           222           $ 25,616          0.10%          --
2013  Lowest contract charge 0.50% Class B            $108.55            --                 --            --        36.46%
      Highest contract charge 1.30% Class B           $135.04            --                 --            --        35.38%
      All contract charges                                 --           248           $ 26,270          0.11%          --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2012  Lowest contract charge 0.50% Class B      $ 79.55           --                  --            --        13.64%
      Highest contract charge 1.30% Class B     $ 99.75           --                  --            --        12.74%
      All contract charges                           --          268            $ 20,873          0.23%          --
2011  Lowest contract charge 0.50% Class B      $ 70.00           --                  --            --        (6.75)%
      Highest contract charge 1.30% Class B     $ 88.48           --                  --            --        (7.49)%
      All contract charges                           --          303            $ 20,908          0.15%          --
MULTIMANAGER CORE BOND
2015  Lowest contract charge 0.40% Class B      $101.82           --                  --            --        (0.26)%
      Highest contract charge 1.45% Class B     $142.26           --                  --            --        (1.32)%
      All contract charges                           --          833            $120,425          1.92%          --
2014  Lowest contract charge 0.40% Class B      $102.09           --                  --            --         3.33%
      Highest contract charge 1.45% Class B     $144.17           --                  --            --         2.24%
      All contract charges                           --          877            $128,120          2.06%          --
2013  Lowest contract charge 0.40% Class B      $ 98.80           --                  --            --        (2.75)%
      Highest contract charge 1.45% Class B     $141.01           --                  --            --        (3.77)%
      All contract charges                           --          946            $134,945          1.53%          --
2012  Lowest contract charge 0.40% Class B(d)   $101.59           --                  --            --         1.52%
      Highest contract charge 1.45% Class B     $146.53           --                  --            --         3.94%
      All contract charges                           --          985            $145,634          2.08%          --
2011  Lowest contract charge 0.50% Class B      $155.17           --                  --            --         5.28%
      Highest contract charge 1.45% Class B     $140.97           --                  --            --         4.28%
      All contract charges                           --          844            $120,045          2.57%          --
MULTIMANAGER MID CAP GROWTH
2015  Lowest contract charge 0.50% Class B      $190.66           --                  --            --        (2.01)%
      Highest contract charge 1.45% Class B     $166.69           --                  --            --        (2.95)%
      All contract charges                           --          426            $ 72,928          0.00%          --
2014  Lowest contract charge 0.50% Class B      $194.58           --                  --            --         4.34%
      Highest contract charge 1.45% Class B     $171.76           --                  --            --         3.35%
      All contract charges                           --          445            $ 78,682          0.00%          --
2013  Lowest contract charge 0.70% Class B      $182.04           --                  --            --        39.20%
      Highest contract charge 1.45% Class B     $166.20           --                  --            --        38.13%
      All contract charges                           --          489            $ 83,389          0.00%          --
2012  Lowest contract charge 0.70% Class B      $130.78           --                  --            --        14.64%
      Highest contract charge 1.45% Class B     $120.32           --                  --            --        13.78%
      All contract charges                           --          511            $ 62,998          0.00%          --
2011  Lowest contract charge 0.70% Class B      $114.08           --                  --            --        (8.53)%
      Highest contract charge 1.45% Class B     $105.75           --                  --            --        (9.22)%
      All contract charges                           --          573            $ 61,816          0.00%          --
MULTIMANAGER MID CAP VALUE
2015  Lowest contract charge 0.40% Class B      $141.60           --                  --            --        (5.93)%
      Highest contract charge 1.45% Class B     $188.42           --                  --            --        (6.92)%
      All contract charges                           --          281            $ 53,666          0.67%          --
2014  Lowest contract charge 0.40% Class B(d)   $150.53           --                  --            --         4.92%
      Highest contract charge 1.45% Class B     $202.43           --                  --            --         3.82%
      All contract charges                           --          314            $ 64,158          0.43%          --
2013  Lowest contract charge 0.50% Class B      $218.80           --                  --            --        34.92%
      Highest contract charge 1.45% Class B     $194.99           --                  --            --        33.63%
      All contract charges                           --          355            $ 69,948          0.36%          --
2012  Lowest contract charge 0.50% Class B      $162.17           --                  --            --        14.24%
      Highest contract charge 1.45% Class B     $145.92           --                  --            --        13.14%
      All contract charges                           --          386            $ 56,917          0.36%          --
2011  Lowest contract charge 0.50% Class B      $141.96           --                  --            --       (13.77)%
      Highest contract charge 1.45% Class B     $128.97           --                  --            --       (14.58)%
      All contract charges                           --          440            $ 57,115          0.02%          --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER TECHNOLOGY
2015  Lowest contract charge 0.50% Class B            $217.98           --                  --             --        5.76%
      Highest contract charge 1.45% Class B           $190.58           --                  --             --        4.75%
      All contract charges                                 --          763            $148,717           0.00%         --
2014  Lowest contract charge 0.50% Class B            $206.11           --                  --             --       12.98%
      Highest contract charge 1.45% Class B           $181.93           --                  --             --       11.90%
      All contract charges                                 --          799            $148,438           0.00%         --
2013  Lowest contract charge 0.50% Class B            $182.43           --                  --             --       34.91%
      Highest contract charge 1.45% Class B           $162.58           --                  --             --       33.62%
      All contract charges                                 --          829            $137,447           0.00%         --
2012  Lowest contract charge 0.50% Class B            $135.22           --                  --             --       12.86%
      Highest contract charge 1.45% Class B           $121.67           --                  --             --       11.78%
      All contract charges                                 --          919            $113,684           0.00%         --
2011  Lowest contract charge 0.50% Class B            $119.81           --                  --             --       (5.30)%
      Highest contract charge 1.45% Class B           $108.85           --                  --             --       (6.20)%
      All contract charges                                 --          978            $108,102           0.00%         --
OPPENHEIMER MAIN STREET FUND(R)/VA
2015  Lowest contract charge 0.50% Service Class      $181.37           --                  --             --        2.59%
      Highest contract charge 1.20% Service Class     $174.23           --                  --             --        1.87%
      All contract charges                                 --           15            $  2,773           0.65%         --
2014  Lowest contract charge 0.50% Service Class      $176.79           --                  --             --        9.85%
      Highest contract charge 1.20% Service Class     $171.03           --                  --             --        9.08%
      All contract charges                                 --           12            $  2,046           0.55%         --
2013  Lowest contract charge 0.50% Service Class      $160.94           --                  --             --       30.78%
      Highest contract charge 1.20% Service Class     $156.80           --                  --             --       29.87%
      All contract charges                                 --            7            $  1,126           0.86%         --
2012  Lowest contract charge 0.50% Service Class      $123.06           --                  --             --       16.02%
      Highest contract charge 1.20% Service Class     $120.74           --                  --             --       15.20%
      All contract charges                                 --            4            $    521           0.60%         --
2011  Lowest contract charge 0.50% Service Class      $106.07           --                  --             --       (0.80)%
      Highest contract charge 1.20% Service Class     $104.81           --                  --             --       (1.50)%
      All contract charges                                 --            2            $    187           0.41%         --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2015  Lowest contract charge 0.00% Advisor Class(p)   $ 75.98           --                  --             --      (23.02)%
      Highest contract charge 1.20% Advisor Class     $ 58.06           --                  --             --      (26.55)%
      All contract charges                                 --           89            $  5,188           4.14%         --
2014  Lowest contract charge 0.50% Advisor Class      $ 81.72           --                  --             --      (19.15)%
      Highest contract charge 1.20% Advisor Class     $ 79.05           --                  --             --      (19.72)%
      All contract charges                                 --           68            $  5,384           0.27%         --
2013  Lowest contract charge 0.50% Advisor Class      $101.07           --                  --             --      (15.14)%
      Highest contract charge 1.20% Advisor Class     $ 98.47           --                  --             --      (15.74)%
      All contract charges                                 --           48            $  4,781           1.55%         --
2012  Lowest contract charge 0.50% Advisor Class      $119.10           --                  --             --        4.59%
      Highest contract charge 1.20% Advisor Class     $116.86           --                  --             --        3.86%
      All contract charges                                 --           31            $  3,633           2.52%         --
2011  Lowest contract charge 0.50% Advisor Class      $113.87           --                  --             --       (8.01)%
      Highest contract charge 1.20% Advisor Class     $112.52           --                  --             --       (8.65)%
      All contract charges                                 --           16            $  1,926          14.41%         --
TARGET 2015 ALLOCATION
2015  Lowest contract charge 0.50% Class B            $127.97           --                  --             --       (2.40)%
      Highest contract charge 1.34% Class B           $118.25           --                  --             --       (3.22)%
      All contract charges                                 --          194            $ 22,954           1.16%         --
2014  Lowest contract charge 0.50% Class B            $131.12           --                  --             --        2.45%
      Highest contract charge 1.34% Class B           $122.19           --                  --             --        1.58%
      All contract charges                                 --          204            $ 24,803           1.19%         --
2013  Lowest contract charge 0.50% Class B            $127.99           --                  --             --       13.50%
      Highest contract charge 1.35% Class B           $120.20           --                  --             --       12.53%
      All contract charges                                 --          211            $ 25,198           1.39%         --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
TARGET 2015 ALLOCATION (CONTINUED)
2012  Lowest contract charge 0.50% Class B      $112.77           --                  --            --       10.31%
      Highest contract charge 1.35% Class B     $106.82           --                  --            --        9.37%
      All contract charges                           --          208             $22,217          1.35%         --
2011  Lowest contract charge 0.50% Class B      $102.23           --                  --            --       (3.30)%
      Highest contract charge 1.35% Class B     $ 97.67           --                  --            --       (4.13)%
      All contract charges                           --          217             $21,215          1.57%         --
TARGET 2025 ALLOCATION
2015  Lowest contract charge 0.40% Class B(d)   $124.12           --                  --            --       (2.44)%
      Highest contract charge 1.45% Class B     $121.29           --                  --            --       (3.46)%
      All contract charges                           --          437             $53,745          1.28%         --
2014  Lowest contract charge 0.50% Class B      $136.08           --                  --            --        3.51%
      Highest contract charge 1.45% Class B     $125.64           --                  --            --        2.52%
      All contract charges                           --          405             $51,648          1.31%         --
2013  Lowest contract charge 0.50% Class B      $131.46           --                  --            --       18.51%
      Highest contract charge 1.45% Class B     $122.55           --                  --            --       17.37%
      All contract charges                           --          367             $45,631          1.35%         --
2012  Lowest contract charge 0.50% Class B      $110.93           --                  --            --       12.28%
      Highest contract charge 1.45% Class B     $104.41           --                  --            --       11.22%
      All contract charges                           --          333             $34,948          1.44%         --
2011  Lowest contract charge 0.50% Class B      $ 98.80           --                  --            --       (4.38)%
      Highest contract charge 1.45% Class B     $ 93.88           --                  --            --       (5.30)%
      All contract charges                           --          306             $28,988          1.45%         --
TARGET 2035 ALLOCATION
2015  Lowest contract charge 0.40% Class B      $128.32           --                  --            --       (2.42)%
      Highest contract charge 1.45% Class B     $123.82           --                  --            --       (3.45)%
      All contract charges                           --          411             $51,693          1.33%         --
2014  Lowest contract charge 0.40% Class B(d)   $131.50           --                  --            --        4.07%
      Highest contract charge 1.45% Class B     $128.25           --                  --            --        2.97%
      All contract charges                           --          370             $47,918          1.35%         --
2013  Lowest contract charge 0.50% Class B      $133.60           --                  --            --       21.64%
      Highest contract charge 1.45% Class B     $124.55           --                  --            --       20.49%
      All contract charges                           --          333             $41,685          1.35%         --
2012  Lowest contract charge 0.50% Class B      $109.83           --                  --            --       13.54%
      Highest contract charge 1.45% Class B     $103.37           --                  --            --       12.46%
      All contract charges                           --          295             $30,826          1.51%         --
2011  Lowest contract charge 0.70% Class B      $ 95.70           --                  --            --       (5.31)%
      Highest contract charge 1.45% Class B     $ 91.92           --                  --            --       (6.03)%
      All contract charges                           --          258             $23,880          1.44%         --
TARGET 2045 ALLOCATION
2015  Lowest contract charge 0.40% Class B      $131.97           --                  --            --       (2.71)%
      Highest contract charge 1.45% Class B     $124.52           --                  --            --       (3.64)%
      All contract charges                           --          340             $43,122          1.38%         --
2014  Lowest contract charge 0.40% Class B(d)   $135.64           --                  --            --        4.36%
      Highest contract charge 1.45% Class B     $129.23           --                  --            --        3.26%
      All contract charges                           --          287             $37,869          1.42%         --
2013  Lowest contract charge 0.70% Class B      $132.29           --                  --            --       24.34%
      Highest contract charge 1.45% Class B     $125.15           --                  --            --       23.41%
      All contract charges                           --          245             $30,986          1.35%         --
2012  Lowest contract charge 0.70% Class B      $106.39           --                  --            --       14.62%
      Highest contract charge 1.45% Class B     $101.41           --                  --            --       13.75%
      All contract charges                           --          213             $21,756          1.59%         --
2011  Lowest contract charge 0.70% Class B      $ 92.82           --                  --            --       (6.19)%
      Highest contract charge 1.45% Class B     $ 89.15           --                  --            --       (6.90)%
      All contract charges                           --          179             $16,081          1.35%         --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       --------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                       ---------- ----------------- ----------------- ------------- --------
TARGET 2055 ALLOCATION
2015  Lowest contract charge 0.50% Class B(o)           $ 91.95           --                  --            --        (6.99)%
      Highest contract charge 1.34% Class B(o)          $ 91.46           --                  --            --        (7.46)%
      All contract charges                                   --            6             $   538          3.16%          --
TEMPLETON GLOBAL BOND VIP FUND
2015  Lowest contract charge 0.50% Class 2              $115.46           --                  --            --        (4.78)%
      Highest contract charge 1.20% Class 2             $110.91           --                  --            --        (5.45)%
      All contract charges                                   --          427             $47,351          7.80%          --
2014  Lowest contract charge 0.50% Class 2              $121.26           --                  --            --         1.33%
      Highest contract charge 1.20% Class 2             $117.30           --                  --            --         0.61%
      All contract charges                                   --          328             $38,426          4.98%          --
2013  Lowest contract charge 0.50% Class 2              $119.67           --                  --            --         1.12%
      Highest contract charge 1.20% Class 2             $116.59           --                  --            --         0.40%
      All contract charges                                   --          232             $27,077          4.73%          --
2012  Lowest contract charge 0.50% Class 2              $118.35           --                  --            --        14.49%
      Highest contract charge 1.20% Class 2             $116.12           --                  --            --        13.69%
      All contract charges                                   --          135             $15,647          6.09%          --
2011  Lowest contract charge 0.70% Class 2              $103.02           --                  --            --        (1.56)%
      Highest contract charge 1.20% Class 2             $102.14           --                  --            --        (2.06)%
      All contract charges                                   --           65             $ 6,603          5.27%          --
VAN ECK VIP GLOBAL HARD ASSETS FUND
2015  Lowest contract charge 0.50% Class S Shares       $ 49.76           --                  --            --       (33.96)%
      Highest contract charge 1.45% Class S Shares      $ 47.59           --                  --            --       (34.59)%
      All contract charges                                   --          318             $15,253          0.03%          --
2014  Lowest contract charge 0.50% Class S Shares       $ 75.35           --                  --            --       (19.75)%
      Highest contract charge 1.45% Class S Shares(b)   $ 72.76           --                  --            --       (20.52)%
      All contract charges                                   --          249             $18,317          0.00%          --
2013  Lowest contract charge 0.50% Class S Shares       $ 93.89           --                  --            --         9.75%
      Highest contract charge 1.34% Class S Shares      $ 91.81           --                  --            --         8.82%
      All contract charges                                   --          202             $18,656          0.46%          --
2012  Lowest contract charge 0.50% Class S Shares       $ 85.55           --                  --            --         2.59%
      Highest contract charge 1.34% Class S Shares      $ 84.37           --                  --            --         1.72%
      All contract charges                                   --          164             $13,909          0.00%          --
2011  Lowest contract charge 0.50% Class S Shares(b)    $ 83.39           --                  --            --       (16.43)%
      Highest contract charge 1.34% Class S Shares(b)   $ 82.94           --                  --            --       (16.86)%
      All contract charges                                   --           76             $ 6,314          0.00%          --

   ----------
  (a)Units were made available on May 2, 2011.
  (b)Units were made available on May 20, 2011.
  (c)Units were made available on June 8, 2012.
  (d)Units were made available on August 17, 2012
  (e)Units were made available on May 20, 2013.
  (f)Units were made available on June 13, 2014.
  (g)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.
  (h)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.
  (i)EQ/Invesco Comstock replaced EQ/Davis New York Venture due to a fund merger on June 13, 2014.
  (j)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.
  (k)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.
  (l)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.
  (m)Units were made available on March 27, 2015.
  (n)MFS(R) Massachusetts Investors Growth Stock Series replaced MFS(R) Investors Growth Stock Portfolio due to a fund merger on March 27, 2015.
  (o)Units were made available on May 26, 2015.
  (p)Units were made available on June 19, 2015.

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2015

8. Financial Highlights (Concluded)

  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2015 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-143

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm......................................... F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2015 and 2014....................................... F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31, 2015, 2014 and 2013...... F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2015, 2014
   and 2013..................................................................................... F-4
  Consolidated Statements of Equity, Years Ended December 31, 2015, 2014 and 2013............... F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2015, 2014 and 2013........... F-6
  Notes to Consolidated Financial Statements
   Note 1 -- Organization....................................................................... F-8
   Note 2 -- Significant Accounting Policies.................................................... F-8
   Note 3 -- Investments........................................................................ F-21
   Note 4 -- Goodwill and Other Intangible Assets............................................... F-38
   Note 5 -- Closed Block....................................................................... F-39
   Note 6 -- Contractholder Bonus Interest Credits.............................................. F-40
   Note 7 -- Fair Value Disclosures............................................................. F-41
   Note 8 -- GMDB, GMIB, GIB, GWBL and Other Features and No Lapse Guarantee Features........... F-52
   Note 9 -- Reinsurance Agreements............................................................. F-56
   Note 10 -- Short-Term and Long-Term Debt..................................................... F-57
   Note 11 -- Related Party Transactions........................................................ F-58
   Note 12 -- Employee Benefit Plans............................................................ F-60
   Note 13 -- Share-Based and Other Compensation Programs....................................... F-64
   Note 14 -- Income Taxes...................................................................... F-70
   Note 15 -- Accumulated Other Comprehensive Income (Loss)..................................... F-72
   Note 16 -- Commitments and Contingent Liabilities............................................ F-73
   Note 17 -- Litigation........................................................................ F-74
   Note 18 -- Insurance Group Statutory Financial Information................................... F-76
   Note 19 -- Business Segment Information...................................................... F-77
   Note 20 -- Quarterly Results of Operations (Unaudited)....................................... F-77

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 18, 2016

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2015 AND 2014

                                                      2015       2014
                                                   ---------- ----------
                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $31,201 and 30,795)... $   31,893 $   33,034
  Mortgage loans on real estate (net of valuation
   allowances of $6 and $37)......................      7,171      6,463
  Policy loans....................................      3,393      3,408
  Other equity investments........................      1,477      1,757
  Trading securities, at fair value...............      6,805      5,143
  Other invested assets...........................      1,788      1,978
                                                   ---------- ----------
   Total investments..............................     52,527     51,783
Cash and cash equivalents.........................      3,028      2,716
Cash and securities segregated, at fair value.....        565        476
Broker-dealer related receivables.................      1,971      1,899
Securities purchased under agreements to resell...         79         --
Deferred policy acquisition costs.................      4,469      4,271
Goodwill and other intangible assets, net.........      3,733      3,762
Amounts due from reinsurers.......................      4,466      4,051
Loans to affiliates...............................      1,087      1,087
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................     10,570     10,711
Other assets......................................      4,634      4,190
Separate Accounts' assets.........................    107,497    111,059
                                                   ---------- ----------

TOTAL ASSETS...................................... $  194,626 $  196,005
                                                   ========== ==========

LIABILITIES
Policyholders' account balances................... $   33,033 $   31,848
Future policy benefits and other policyholders
  liabilities.....................................     24,531     23,484
Broker-dealer related payables....................        404        551
Securities sold under agreements to repurchase....      1,890        950
Customers related payables........................      1,715      1,501
Amounts due to reinsurers.........................        131         74
Short-term debt...................................        584        689
Current and deferred income taxes.................      4,647      4,785
Other liabilities.................................      2,586      2,939
Separate Accounts' liabilities....................    107,497    111,059
                                                   ---------- ----------
   Total liabilities..............................    177,018    177,880
                                                   ---------- ----------
Redeemable Noncontrolling Interest................ $       13 $       17
                                                   ---------- ----------

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      5,321      5,957
  Retained earnings...............................      8,958      8,809
  Accumulated other comprehensive income (loss)...        228        351
                                                   ---------- ----------
   Total AXA Equitable's equity...................     14,509     15,119
                                                   ---------- ----------
Noncontrolling interest...........................      3,086      2,989
                                                   ---------- ----------
   Total equity...................................     17,595     18,108
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  194,626 $  196,005
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                           2015      2014      2013
                                                         --------  --------  --------
                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income................................................ $  3,574  $  3,475  $  3,546
Premiums................................................      488       514       496
Net investment income (loss):
  Investment income (loss) from derivative instruments..      (81)    1,605    (2,866)
  Other investment income (loss)........................    2,057     2,210     2,237
                                                         --------  --------  --------
   Total net investment income (loss)...................    1,976     3,815      (629)
                                                         --------  --------  --------
Investment gains (losses), net:
  Total other-than-temporary impairment losses..........      (41)      (72)      (81)
  Portion of loss recognized in other comprehensive
   income (loss)........................................       --        --        15
                                                         --------  --------  --------
   Net impairment losses recognized.....................      (41)      (72)      (66)
  Other investment gains (losses), net..................       21        14       (33)
                                                         --------  --------  --------
     Total investment gains (losses), net...............      (20)      (58)      (99)
                                                         --------  --------  --------
Commissions, fees and other income......................    3,942     3,930     3,823
Increase (decrease) in the fair value of the
  reinsurance contract asset............................     (141)    3,964    (4,297)
                                                         --------  --------  --------
     Total revenues.....................................    9,819    15,640     2,840
                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................    2,799     3,708     1,691
Interest credited to policyholders' account balances....      978     1,186     1,373
Compensation and benefits...............................    1,783     1,739     1,743
Commissions.............................................    1,111     1,147     1,160
Distribution related payments...........................      394       413       423
Amortization of deferred sales commissions..............       49        42        41
Interest expense........................................       20        53        88
Amortization of deferred policy acquisition costs.......      284       215       580
Capitalization of deferred policy acquisition costs.....     (615)     (628)     (655)
Rent expense............................................      165       163       169
Amortization of other intangible assets.................       28        27        24
Other operating costs and expenses......................    1,173     1,460     1,512
                                                         --------  --------  --------
     Total benefits and other deductions................    8,169     9,525     8,149
                                                         --------  --------  --------
Earnings (loss) from operations, before income taxes....    1,650     6,115  $ (5,309)
Income tax (expense) benefit............................     (186)   (1,695)    2,073
                                                         --------  --------  --------

Net earnings (loss).....................................    1,464     4,420    (3,236)
  Less: net (earnings) loss attributable to the
   noncontrolling interest..............................     (403)     (387)     (337)
                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....... $  1,061  $  4,033  $ (3,573)
                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................... $   1,464  $   4,420  $  (3,236)
                                                   ---------  ---------  ---------

Other comprehensive income (loss) net of income
taxes:
   Foreign currency translation adjustment........       (25)       (21)       (12)
   Change in unrealized gains (losses), net of
     reclassification adjustment..................      (881)       969     (1,199)
   Changes in defined benefit plan related items
     not yet recognized in periodic benefit cost,
     net of reclassification adjustment...........        (4)       (23)       299
                                                   ---------  ---------  ---------
Total other comprehensive income (loss), net of
  income taxes....................................      (910)       925       (912)
                                                   ---------  ---------  ---------

Comprehensive income (loss).......................       554      5,345     (4,148)

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................      (388)      (358)      (345)
                                                   ---------  ---------  ---------

Comprehensive Income (Loss) Attributable to AXA
  Equitable....................................... $     166  $   4,987  $  (4,493)
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
  Common stock, at par value, beginning and end
   of year........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning of
   year...........................................     5,957      5,934      5,992
  Deferred tax on dividend of AB Units............       (35)       (26)        --
  Non cash capital contribution from AXA
   Financial (See Note 12)........................       137         --         --
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................      (772)        --         --
  Changes in capital in excess of par value.......        34         49        (58)
                                                   ---------  ---------  ---------
  Capital in excess of par value, end of year.....     5,321      5,957      5,934
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............     8,809      5,205      9,125
  Net earnings (loss).............................     1,061      4,033     (3,573)
  Stockholder dividends...........................      (912)      (429)      (347)
                                                   ---------  ---------  ---------
  Retained earnings, end of year..................     8,958      8,809      5,205
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year..............................       351       (603)       317
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................       772         --         --
  Other comprehensive income (loss)...............      (895)       954       (920)
                                                   ---------  ---------  ---------
  Accumulated other comprehensive income (loss),
   end of year....................................       228        351       (603)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR......    14,509     15,119     10,538
                                                   ---------  ---------  ---------

  Noncontrolling interest, beginning of year......     2,989      2,903      2,494
  Repurchase of AB Holding units..................      (154)       (62)       (76)
  Net earnings (loss) attributable to
   noncontrolling interest........................       403        387        337
  Dividends paid to noncontrolling interest.......      (414)      (401)      (306)
  Dividend of AB Units by AXA Equitable to AXA
   Financial......................................       145         48        113
  Other comprehensive income (loss) attributable
   to noncontrolling interest.....................       (15)       (29)         8
  Other changes in noncontrolling interest........       132        143        333
                                                   ---------  ---------  ---------

     Noncontrolling interest, end of year.........     3,086      2,989      2,903
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  17,595  $  18,108  $  13,441
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                            2015       2014       2013
                                                         ---------  ---------  ---------
                                                                  (IN MILLIONS)
Net earnings (loss)..................................... $   1,464  $   4,420  $  (3,236)
  Adjustments to reconcile net earnings (loss) to net
  cash provided by operating activities:
   Interest credited to policyholders' account
     balances...........................................       978      1,186      1,373
   Universal life and investment-type product policy
     fee income.........................................    (3,574)    (3,475)    (3,546)
   Net change in broker-dealer and customer related
     receivables/payables...............................       (38)      (525)      (740)
   (Income) loss related to derivative instruments......        81     (1,605)     2,866
   Change in reinsurance recoverable with affiliate.....      (581)      (128)      (176)
   Investment (gains) losses, net.......................        20         58         99
   Change in segregated cash and securities, net........       (89)       505        571
   Change in deferred policy acquisition costs..........      (331)      (413)       (74)
   Change in future policy benefits.....................       961      1,647       (384)
   Change in current and deferred income taxes..........       258      1,448     (1,754)
   Real estate related write-off charges................        --         25         56
   Change in accounts payable and accrued expenses......        38       (259)        33
   Change in the fair value of the reinsurance
     contract asset.....................................       141     (3,964)     4,297
   Contribution to pension plans........................        --         (6)        --
   Amortization of deferred compensation................       172        171        159
   Amortization of deferred sales commission............        49         42         41
   Amortization of reinsurance cost.....................        39        302        302
   Other depreciation and amortization..................       (18)        44        122
   Amortization of other intangibles....................        28         27         24
   Other, net...........................................       116       (117)       128
                                                         ---------  ---------  ---------

  Net cash provided by (used in) operating activities...      (286)      (617)       161
                                                         ---------  ---------  ---------

  Cash flows from investing activities:
   Maturities and repayments of fixed maturities and
     mortgage loans on real estate......................     3,996      2,975      3,691
   Sales of investments.................................     1,284      1,099      3,444
   Purchases of investments.............................    (6,145)    (6,751)    (6,057)
   Purchases of trading account securities..............   (12,501)    (7,014)    (3,794)
   Sales maturities and repayment of trading account
     securities.........................................    10,810      6,077      1,893
   Cash settlements related to derivative instruments...       529        999     (2,500)
   Purchase of business, net of cash acquired...........        --        (61)        --
   Change in short-term investments.....................      (363)        (5)        --
   Decrease in loans to affiliates......................        --         --          5
   Increase in loans to affiliates......................        --         --        (56)
   Investment in capitalized software, leasehold
     improvements and EDP equipment.....................       (71)       (83)       (67)
   Other, net...........................................        35         (9)        12
                                                         ---------  ---------  ---------

  Net cash provided by (used in) investing activities... $  (2,426) $  (2,773) $  (3,429)
                                                         ---------  ---------  ---------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                  (CONTINUED)

                                                      2015       2014       2013
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  4,821  $   5,034  $   5,469
   Withdrawals and transfers to Separate Accounts..     (880)    (1,075)    (1,188)
  Change in short-term financings..................       95        221        (55)
  Change in collateralized pledged liabilities.....     (270)       430       (663)
  Change in collateralized pledged assets..........       (2)       (12)       (18)
  Repayment of Loans from Affiliates...............       --       (825)      (500)
  Repayment of long term debt......................     (200)        --         --
  Shareholder dividends paid.......................     (767)      (382)      (234)
  Repurchase of AB Holding units...................     (214)       (90)      (113)
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (414)      (401)      (306)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................      939        950         --
  Change in securities sold under agreements to
   resale..........................................      (79)        --         --
  Other, net.......................................        5         (7)        --
                                                    --------  ---------  ---------

Net cash provided by (used in) financing
  activities.......................................    3,034      3,843      2,392
                                                    --------  ---------  ---------

Effect of exchange rate changes on cash and cash
  equivalents......................................      (10)       (20)        (3)
Change in cash and cash equivalents................      312        433       (879)
Cash and cash equivalents, beginning of year.......    2,716      2,283      3,162
                                                    --------  ---------  ---------

Cash and Cash Equivalents, End of Year............. $  3,028  $   2,716  $   2,283
                                                    ========  =========  =========

Supplemental cash flow information:
  Interest Paid.................................... $     19  $      72  $      91
                                                    ========  =========  =========
  Income Taxes (Refunded) Paid..................... $    (80) $     272  $    (214)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in financial protection.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently.

   Insurance

   The Insurance segment offers a variety of term, variable and universal life insurance products, variable and fixed-interest annuity products and investment products including mutual funds principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable and its indirect, wholly-owned insurance subsidiaries and AXA Equitable Funds Management Group ("AXA Equitable FMG").

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AB"). AB provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AB that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AB is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AB is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AB are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2015 and 2014, the Company's economic interest in AB was 28.6% and 32.2%, respectively. At December 31, 2015 and 2014, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 62.8% and 62.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AB; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2015", "2014" and "2013" refer to the years ended December 31, 2015, 2014 and 2013, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Accounting and Consolidation of VIE's

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. The Company evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AB earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2015, AB had significant variable interests in certain other structured products and hedge funds with approximately $28 million in client AUM. However, these VIEs do not require consolidation because management has determined that AB is not the primary beneficiary of the expected losses or expected residual returns of these entities. AB's maximum exposure to loss in these entities is limited to its investments of $200,000 in and prospective investment management fees earned from these entities.

   Adoption of New Accounting Pronouncements

   In June 2014, the Financial Accounting Standards Board ("FASB") issued new guidance for repurchase-to-maturity transactions, repurchase financings and added disclosure requirements, which aligns the accounting for repurchase-to-maturity transactions and repurchase financing arrangements with the accounting for other typical repurchase agreements. The new guidance also requires additional disclosures about repurchase agreements and similar transactions. The accounting changes and disclosure requirements were effective for interim or annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   The FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance was effective for annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2016, the FASB issued revised guidance to lease accounting. The revised guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all of their leases. Lessor accounting will continue to be similar to the current model, but updated to align with certain changes to the lessee model. Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. New guidance is effective prospectively for fiscal years (and interim periods within those years) beginning after December 15, 2017. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2015, the FASB issued new guidance related to disclosures for investments in certain entities that calculate net asset value ("NAV") per share (or its equivalent). Under the new guidance, investments measured at NAV, as a practical expedient for fair value, are excluded from the fair value hierarchy. Removing investments measured using the practical expedient from the fair value hierarchy is intended to eliminate the diversity in practice that currently exists with respect to the categorization of these investments. The only criterion for categorizing investments in the fair value hierarchy will be the observability of the inputs. The amendment is effective retrospectively for fiscal years (and interim periods within those years) beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In April 2015, the FASB issued new guidance, simplifying the presentation of debt issuance costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance is effective retrospectively for interim or annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to limited partnerships and similar entities, and ends the deferral granted to investment companies for applying the VIE guidance. The new standard is effective for annual periods, beginning after December 15, 2015, but may be early-adopted in any interim period. Management currently is evaluating the impacts this guidance may have on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance is effective for interim and annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York State Department of Financial Services, (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by AXA Equitable and certain subsidiaries on the lives of certain key employees and AXA Equitable and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2015 and 2014, the carrying value of COLI was $864 million and $803 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Investment income (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's Investments Under Surveillance ("IUS") Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2015 and 2014, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $72 million and $89 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   AXA Equitable FMG performs investment advisory and administrative services to investment companies, currently AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT"), 1290 Funds, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust ("Other AXA Trusts"). AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services. AXA Equitable FMG has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG. AXA Equitable FMG earns fees related to these services; the fees are calculated as a percentage of assets under management and are recorded in Commissions, fees and other income in the Consolidated statements of earnings (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the Consolidated statements of earnings (loss).

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In second quarter 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its Reversion to the Mean ("RTM") assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2015, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.65% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.65% net of product weighted average Separate Account fees) and 0.0% (-2.35% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2015, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with Guaranteed withdrawal benefit for life ("GWBL") and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.0% of life insurance liabilities and from 1.6% to 6.5% (weighted average of 5.1%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), AXA Equitable has access to collateralized borrowings. AXA Equitable may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require AXA Equitable to pledge qualified mortgage-backed assets and/or government securities as collateral. As entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLB stock, AXA Equitable has purchased FHLBNY stock of $31 million, as of December 31, 2015. At December 31, 2015, AXA Equitable had $500 million of outstanding funding agreements with the FHLBNY. These funding agreements were used for asset liability management purposes. For other instruments used for asset liability management purposes, see "Derivative and offsetting assets and liabilities" included in
   Note 3.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. These various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs ("DAC") will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. The GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the

   GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2015, participating policies, including those in the Closed Block, represent approximately 5.2% ($18,599 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of AXA Equitable. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of seven Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements. These Separate Accounts are combined on a line-by-line basis with the Company's General Account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the General Account.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Company does not bear the investment risk are reflected directly in Separate Accounts liabilities. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of earnings (loss). For 2015, 2014 and 2013, investment results of such Separate Accounts were gains (losses) of $1,148 million, $5,959 million and $19,022 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AB's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2015 was not impaired.

   AB's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2015. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AB's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AB's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AB ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AB Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Out of Period Adjustments

   In 2015, the Company recorded several out-of-period adjustments ("OOPA") in its financial statements These OOPAs resulted in understating the 2015 total revenues by $112 million, and understated total benefits and other deductions by $51 million. These OOPAs primarily related to errors in the models used to calculate the initial fee liability amortization, affiliated ceded reserves and deferred cost of reinsurance for certain of its variable and interest sensitive life ("VISL") products. In addition, the Company recorded an OOPA in 2015 related an error in the model used to calculate the deferred cost of reinsurance with an un-affiliated reinsurer related to the reinsurance of the Company's Disability Insurance ("DI") business. As a result of these OOPAs, the 2015 earnings (loss) from operations, before income tax was understated by $61 million, and the net earnings were understated by $40 million.

   In 2014, the Company recorded several OOPAs in its financial statements. The Company refined the models used to calculate the fair value of the GMIB reinsurance asset and the GMIB and GMDB liabilities. In addition, the Company recorded an OOPA related to an understatement of the dividend of AB Units by AXA Equitable to AXA Financial during the year ended December 31, 2013 and the related deferred tax liability for the excess of the fair value of the AB Unit dividend over the recorded value. The net impact of the corrections to AXA Equitable's shareholders' equity and Net earnings was a decrease of $1 million and an increase of $73 million, respectively.

   Management has evaluated the impact of all OOPAs both individually and in the aggregate and concluded they are not material to any previously reported quarterly or annual financial statements, or to the periods in which they were corrected.

   Assumption Updates and Refinements

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were updated based on emerging experience. This update increases expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreases the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, a decrease in the GMDB/GMIB reserves of $637 million and a decrease in the amortization of DAC of $17 million. In 2015, the after tax impacts of these assumption updates decreased Net earnings by approximately $60 million.

   Effective March 2016, the Company will raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007 which have both issue ages 70 and above and a current face value amount of $1 million and above. The Company is raising the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the current schedule of COI rates was established. This COI rate increase is larger than the increase that previously had been anticipated in management's reserve assumptions. As a result management updated the assumption to reflect the actual COI rate increase, resulting in a $46 million increase to net earnings for the year ended December 31, 2015.

   Additionally in 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption used to calculate GMDB/GMIB and VISL reserves and amortization of DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $723 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $67 million. In 2015, the after tax impact of this assumption update decreased Net earnings by approximately $445 million.

   In 2014, the Company updated its assumptions of future GMIB costs as a result of lower expected short term lapses for those policyholders who did not accept the GMIB buyout offer that expired in third quarter 2014. The impacts of this refinement in 2014 resulted in an increase in the fair value of the GMIB reinsurance asset of $62 million and an increase in the GMIB reserves of $16 million. In 2014, the after DAC and after tax impact of this assumption update increased Net earnings by approximately $30 million.

   In addition, in 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and guaranteed minimum accumulation benefit ("GMAB") liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements in 2014 were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively. In 2014, the after DAC and after tax impact of this refinements increased Net earnings by approximately $307 million.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                          GROSS      GROSS
                                              AMORTIZED UNREALIZED UNREALIZED                OTTI
                                                COST      GAINS      LOSSES   FAIR VALUE  IN AOCI/(3)/
                                              --------- ---------- ---------- ----------- -----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2015
-----------------
Fixed Maturity Securities:
  Public corporate........................... $  12,890  $     688 $      202 $    13,376 $        --
  Private corporate..........................     6,818        232        124       6,926          --
  U.S. Treasury, government and agency.......     8,800        280        305       8,775          --
  States and political subdivisions..........       437         68          1         504          --
  Foreign governments........................       397         36         18         415          --
  Commercial mortgage-backed.................       591         29         87         533           9
  Residential mortgage-backed/(1)/...........       608         32         --         640          --
  Asset-backed/(2)/..........................        68         10          1          77           3
  Redeemable preferred stock.................       592         57          2         647          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    31,201      1,432        740      31,893          12

Equity securities............................        34         --          2          32          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2015................... $  31,235  $   1,432 $      742 $    31,925 $        12
                                              =========  ========= ========== =========== ===========

December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $  13,808  $   1,140 $       51 $    14,897 $        --
  Private corporate..........................     6,934        409         20       7,323          --
  U.S. Treasury, government and agency.......     6,685        672         26       7,331          --
  States and political subdivisions..........       441         78         --         519          --
  Foreign governments........................       405         48          7         446          --
  Commercial mortgage-backed.................       855         22        142         735          10
  Residential mortgage-backed/(1)/...........       752         43         --         795          --
  Asset-backed/(2)/..........................        86         14          1          99           3
  Redeemable preferred stock.................       829         70         10         889          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    30,795      2,496        257      33,034          13

Equity securities............................        36          2         --          38          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2014................... $  30,831  $   2,498 $      257 $    33,072 $        13
                                              =========  ========= ========== =========== ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2015 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2015

                                              AMORTIZED
                                                COST     FAIR VALUE
                                              ---------- ----------
                                                  (IN MILLIONS)
Due in one year or less...................... $    1,469 $    1,486
Due in years two through five................      7,012      7,395
Due in years six through ten.................     10,429     10,406
Due after ten years..........................     10,432     10,709
                                              ---------- ----------
   Subtotal..................................     29,342     29,996
Commercial mortgage-backed securities........        591        533
Residential mortgage-backed securities.......        608        640
Asset-backed securities......................         68         77
                                              ---------- ----------
Total........................................ $   30,609 $   31,246
                                              ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2015, 2014 and 2013:

                                                      December 31,
                                              ---------------------------
                                                2015     2014      2013
                                              -------  -------  ---------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   979  $   716  $   3,220
                                              =======  =======  =========
Gross gains on sales......................... $    33  $    21  $      71
                                              =======  =======  =========
Gross losses on sales........................ $    (8) $    (9) $     (88)
                                              =======  =======  =========
Total OTTI................................... $   (41) $   (72) $     (81)
Non-credit losses recognized in OCI..........      --       --         15
                                              -------  -------  ---------
Credit losses recognized in earnings (loss).. $   (41) $   (72) $     (66)
                                              =======  =======  =========

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                               2015      2014
                                                             --------  --------
                                                                (IN MILLIONS)
Balances at January 1,...................................... $   (254) $   (370)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold............................       97       188
Recognized impairments on securities impaired to fair value
  this period/(1)/..........................................      (11)       --
Impairments recognized this period on securities not
  previously impaired.......................................      (22)      (41)
Additional impairments this period on securities previously
  impaired..................................................       (8)      (31)
Increases due to passage of time on previously recorded
  credit losses.............................................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows..........................       --        --
                                                             --------  --------
Balances at December 31,.................................... $   (198) $   (254)
                                                             ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                  DECEMBER 31,
                                               ------------------
                                                 2015     2014
                                               -------  ---------
                                                 (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $    16  $      10
   All other..................................     676      2,229
  Equity securities...........................      (2)         2
                                               -------  ---------
Net Unrealized Gains (Losses)................. $   690  $   2,241
                                               =======  =========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                    AOCI GAIN
                                                   NET                                                (LOSS)
                                               UNREALIZED                             DEFERRED      RELATED TO
                                                  GAIN                                 INCOME     NET UNREALIZED
                                               (LOSSES) ON            POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              -------------  -------  -------------  -----------  --------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $          10  $    --  $          --  $        (4) $            6
Net investment gains (losses) arising during
  the period.................................            (7)      --             --           --              (7)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       --             --           --              --
   Deferred income taxes.....................            --       --             --           (1)             (1)
   Policyholders liabilities.................            --       --             (4)          --              (4)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2015................... $          16  $    --  $          (4) $        (5) $            7
                                              =============  =======  =============  ===========  ==============

BALANCE, JANUARY 1, 2014..................... $         (28) $     2  $          10  $         5  $          (11)
Net investment gains (losses) arising during
  the period.................................            (1)      --             --           --              (1)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            39       --             --           --              39
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       (2)            --           --              (2)
   Deferred income taxes.....................            --       --             --           (9)             (9)
   Policyholders liabilities.................            --       --            (10)          --             (10)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2014................... $          10  $    --  $          --  $        (4) $            6
                                              =============  =======  =============  ===========  ==============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                  AOCI GAIN (LOSS)
                                               UNREALIZED                                 DEFERRED         RELATED TO
                                                  GAINS                                    INCOME        NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS     TAX ASSET        INVESTMENT
                                               INVESTMENTS      DAC      LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  ---------  -------------  ---------------  ----------------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $       2,231  $    (122) $        (368) $          (610) $          1,131
Net investment gains (losses) arising during
  the period.................................        (1,562)        --             --               --            (1,562)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             5         --             --               --                 5
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         40             --               --                40
   Deferred income taxes.....................            --         --             --              477               477
   Policyholders liabilities.................            --         --            155               --               155
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2015................... $         674  $     (82) $        (213) $          (133) $            246
                                              =============  =========  =============  ===============  ================

BALANCE, JANUARY 1, 2014..................... $         607  $    (107) $        (245) $           (90) $            165
Net investment gains (losses) arising during
  the period.................................         1,606         --             --               --             1,606
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            18         --             --               --                18
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --        (15)            --               --               (15)
   Deferred income taxes.....................            --         --             --             (520)             (520)
   Policyholders liabilities.................            --         --           (123)              --              (123)
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2014................... $       2,231  $    (122) $        (368) $          (610) $          1,131
                                              =============  =========  =============  ===============  ================

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 810 issues at December 31, 2015 and the 601 issues at December 31, 2014 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                LESS THAN 12 MONTHS    12 MONTHS OR LONGER          TOTAL
                                              ----------------------- --------------------- ---------------------
                                                            GROSS                  GROSS                 GROSS
                                                          UNREALIZED             UNREALIZED            UNREALIZED
                                              FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ------------ ---------- ---------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    3,091 $        129 $      359 $       73 $    3,450 $      202
  Private corporate..........................      1,926          102        184         22      2,110        124
  U.S. Treasury, government and agency.......      3,538          305         --         --      3,538        305
  States and political subdivisions..........         19            1         --         --         19          1
  Foreign governments........................         73            7         39         11        112         18
  Commercial mortgage-backed.................         67            2        261         85        328         87
  Residential mortgage-backed................         11           --         29         --         40         --
  Asset-backed...............................         11           --         17          1         28          1
  Redeemable preferred stock.................         43           --         40          2         83          2
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    8,779 $        546 $      929 $      194 $    9,708 $      740
                                              ========== ============ ========== ========== ========== ==========
December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $      687 $         18 $      794 $       33 $    1,481 $       51
  Private corporate..........................        627           11        254          9        881         20
  U.S. Treasury, government and agency.......        280            6        373         20        653         26
  States and political subdivisions..........         21           --         --         --         21         --
  Foreign governments........................         27            1         65          6         92          7
  Commercial mortgage-backed.................         37            2        355        140        392        142
  Residential mortgage-backed................         --           --         35         --         35         --
  Asset-backed...............................         --           --         20          1         20          1
  Redeemable preferred stock.................         42           --        169         10        211         10
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    1,721 $         38 $    2,065 $      219 $    3,786 $      257
                                              ========== ============ ========== ========== ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2015 and 2014 were $157 million and $146 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2015 and 2014, respectively, approximately $1,310 million and $1,788 million, or 4.2% and 5.8%, of the $31,201 million and $30,795 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $97 million and $85 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, the $194 million and $219 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either
   December 31, 2015 or 2014. As of December 31, 2015, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime;

   borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2015 and 2014, respectively, the Company owned $7 million and $8 million in RMBS backed by subprime residential mortgage loans, and $6 million and $7 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2015, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $8 million.

   At December 31, 2015 and 2014, respectively, the amortized cost of the Company's trading account securities was $6,866 million and $5,160 million with respective fair values of $6,805 million and $5,143 million. Also at December 31, 2015 and 2014, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $82 million and $197 million and costs of $72 million and $185 million as well as other equity securities with carrying values of $32 million and $38 million and costs of $34 million and $36 million.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of earnings (loss). The table below shows a breakdown of Net investment income from trading account securities during the year ended 2015 and 2014:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED
                                              --------------------------
                                              DECEMBER 31,  December 31,
                                                  2015          2014
                                              ------------  ------------
                                                    (IN MILLIONS)
Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        (63) $         --
Net investment gains (losses) recognized on
  securities sold during the period..........           20            22
                                              ------------  ------------
Unrealized and realized gains (losses) on
  trading securities.........................          (43)           22
Interest and dividend income from trading
  securities.................................           60            41
                                              ------------  ------------
Net investment income (loss) from trading
  securities................................. $         17  $         63
                                              ============  ============

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructurings

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $16 million and $93 million at December 31, 2015 and 2014, respectively. Gross interest income on these loans included in net investment income (loss) totaled $1 million, $1 million and $2 million in 2015, 2014 and 2013, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $4 million and $7 million in 2015, 2014 and 2013, respectively. The TDR mortgage loan shown in the table below has been modified four times since 2011. The modifications were to extend the maturity from its original maturity of November 5, 2014 to December 5, 2016 and to extend interest only payments through maturity. In November 2015, the recorded investment was reduced by $45 million in conjunction with the sale of majority of the underlying collateral and $32 million from a charge-off. The remaining $16 million mortgage loan balance reflects the value of the remaining underlying collateral and cash held in escrow, supporting the mortgage loan. Since the fair market value of the underlying real estate and cash held in escrow collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2015

                                                        OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ----------------------------------
                                              OF LOANS PRE-MODIFICATION POST-MODIFICATION
                                              -------- ---------------- -----------------
                                                             (DOLLARS IN MILLIONS)
Commercial mortgage loans....................        1 $             16 $              16

   There were no default payments on the above loan during 2015. There were no agricultural troubled debt restructuring mortgage loans in 2015.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2015, 2014 and 2013 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -------------------------
                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $    37  $    42  $    34
   Charge-offs...............................     (32)     (14)      --
   Recoveries................................      (1)      --       (2)
   Provision.................................       2        9       10
                                              -------  -------  -------
Ending Balance, December 31,................. $     6  $    37  $    42
                                              =======  =======  =======

Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $     6  $    37  $    42
                                              =======  =======  =======

   There were no allowances for credit losses for agricultural mortgage loans in 2015, 2014 and 2013.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2015 and 2014, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2015

                                                          DEBT SERVICE COVERAGE RATIO
                                              ----------------------------------------------------
                                                                                            LESS    TOTAL
                                               GREATER   1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN   MORTGAGE
                                              THAN 2.0X   2.0X    1.8X     1.5X     1.2X    1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     ---------- ------- -------- -------- ------- ------- ---------
                                                                      (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      533 $    -- $    102 $     12 $    24 $    -- $     671
50% - 70%....................................      1,392     353      741      853      77      --     3,416
70% - 90%....................................        141      --      206      134     124      46       651
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Commercial Mortgage Loans.............. $    2,129 $   353 $  1,049 $  1,045 $   225 $    46 $   4,847
                                              ========== ======= ======== ======== ======= ======= =========

AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      204 $   116 $    277 $    432 $   256 $    51 $   1,336
50% - 70%....................................        146      80      192      298     225      47       988
70% - 90%....................................         --      --        2        4      --      --         6
90% plus.....................................         --      --       --       --      --      --        --
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Agricultural Mortgage Loans............ $      350 $   196 $    471 $    734 $   481 $    98 $   2,330
                                              ========== ======= ======== ======== ======= ======= =========

TOTAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      737 $   116 $    379 $    444 $   280 $    51 $   2,007
50% - 70%....................................      1,538     433      933    1,151     302      47     4,404
70% - 90%....................................        141      --      208      138     124      46       657
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Mortgage Loans......................... $    2,479 $   549 $  1,520 $  1,779 $   706 $   144 $   7,177
                                              ========== ======= ======== ======== ======= ======= =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2014

                                                         Debt Service Coverage Ratio
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
Commercial Mortgage Loans/(1)/                                       (In Millions)
0% - 50%..................................... $     335 $    -- $     -- $     59 $    34 $   -- $    428
50% - 70%....................................       963     440      872      839      54     --    3,168
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Commercial Mortgage Loans.............. $   1,665 $   440 $    933 $  1,163 $   167 $   47 $  4,415
                                              ========= ======= ======== ======== ======= ====== ========

Agricultural Mortgage Loans/(1)/
0% - 50%..................................... $     184 $   100 $    232 $    408 $   206 $   50 $  1,180
50% - 70%....................................       143      87      201      223     204     47      905
70% - 90%....................................        --      --       --       --      --     --       --
90% plus.....................................        --      --       --       --      --     --       --
                                              --------- ------- -------- -------- ------- ------ --------

Total Agricultural Mortgage Loans............ $     327 $   187 $    433 $    631 $   410 $   97 $  2,085
                                              ========= ======= ======== ======== ======= ====== ========

Total Mortgage Loans/(1)/
0% - 50%..................................... $     519 $   100 $    232 $    467 $   240 $   50 $  1,608
50% - 70%....................................     1,106     527    1,073    1,062     258     47    4,073
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Mortgage Loans......................... $   1,992 $   627 $  1,366 $  1,794 $   577 $  144 $  6,500
                                              ========= ======= ======== ======== ======= ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2015 and 2014, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                              RECORDED
                                                                                                             INVESTMENT
                                                                                              TOTAL    (GREATER THAN) 90 DAYS
                                              30-59 60-89      90 DAYS                      FINANCING           AND
                                              DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT  RECEIVABLES        ACCRUING
                                              ----- ----- ----------------- ----- -------- ----------- ----------------------
                                                                               (IN MILLIONS)
DECEMBER 31, 2015:
------------------

  Commercial................................. $  -- $  --           $    30 $  30 $  4,817  $    4,847             $       --
  Agricultural...............................    12     7                 4    23    2,307       2,330                      4
                                              ----- -----           ------- ----- --------  ----------             ----------
TOTAL MORTGAGE LOANS......................... $  12 $   7           $    34 $  53 $  7,124  $    7,177             $        4
                                              ===== =====           ======= ===== ========  ==========             ==========

December 31, 2014:
------------------

  Commercial................................. $  -- $  --           $    -- $  -- $  4,415  $    4,415             $       --
  Agricultural...............................     1     7                 3    11    2,074       2,085                      3
                                              ----- -----           ------- ----- --------  ----------             ----------
Total Mortgage Loans......................... $   1 $   7           $     3 $  11 $  6,489  $    6,500             $        3
                                              ===== =====           ======= ===== ========  ==========             ==========

   The following table provides information relating to impaired mortgage loans at December 31, 2015 and 2014, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                UNPAID                   AVERAGE       INTEREST
                                     RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                    INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                    ---------- ---------- ----------  --------------- ----------
                                                           (IN MILLIONS)
DECEMBER 31, 2015:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       46 $       46 $       --  $            15 $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       46 $       46 $       --  $            15 $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $       63 $       63 $       (6) $           137 $        4
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       63 $       63 $       (6) $           137 $        4
                                    ========== ========== ==========  =============== ==========

December 31, 2014:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       -- $       -- $       --  $            -- $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $       -- $       -- $       --  $            -- $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $      156 $      156 $      (37) $           148 $        2
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $      156 $      156 $      (37) $           148 $        2
                                    ========== ========== ==========  =============== ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,363 million and $1,490 million, respectively, at December 31, 2015 and 2014. The Company's total equity in net earnings (losses) for these limited partnership interests was $71 million, $206 million and $206 million, respectively, for 2015, 2014 and 2013.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the NYDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps, equity options as well as repo transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with GWBL, guaranteed minimum withdrawal benefit ("GMWB") and GMAB features (collectively, "GWBL and Other Features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and Other Features is that under-performance of the financial markets could result in the GIB and GWBL and Other Features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and Other Features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and Other Features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program utilizing interest rate swaps to partially protect the overall profitability of future variable annuity sales against declining interest rates.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest margins on Interest Sensitive Life and Annuity Contracts

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, is intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. From time to time, the Company uses interest rate swaptions and other instruments to reduce the risk associated with minimum guarantees on these interest-sensitive contracts. At
   December 31, 2015 and 2014, there were no positions outstanding for these programs.

   Derivatives utilized to hedge equity market risks associated with the General Account's seed money investments in Separate Accounts, retail mutual funds and Separate Account fee revenue fluctuations

   The Company's General Account seed money investments in Separate Account equity funds and retail mutual funds exposes the Company to market risk, including equity market risk, which is partially hedged through equity-index futures contracts to minimize such risk.

   In second quarter 2015, the Company entered into futures on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions partially cover fees expected to be earned through the current year from the Company's Separate Account products.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") and other sovereign inflation bonds as General Account investments and enters into asset swaps, to result in payment of the variable principal at maturity and semi-annual coupons of the bonds to the swap counterparty (pay variable) in return for fixed amounts (receive fixed). These asset swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   In third quarter of 2014, the Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss) from derivative instruments.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2015

                                                               FAIR VALUE
                                                        ------------------------
                                                                                 GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY     REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES  EARNINGS (LOSS)
                                              --------- ----------- ------------ ---------------
                                                                 (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $   7,089 $         2 $          3 $           (84)
  Swaps......................................     1,359           8           21             (45)
  Options....................................     7,358       1,042          652              14
Interest rate contracts:/(1)/
  Floors.....................................     1,800          61           --              12
  Swaps......................................    13,718         351          108              (8)
  Futures....................................     8,685          --           --             (81)
  Swaptions..................................        --          --           --             118
Credit contracts:/(1)/
  Credit default swaps.......................     2,442          16           38             (14)
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       263           5            4               7
                                                                                 ---------------
NET INVESTMENT INCOME (LOSS).................                                                (81)
                                                                                 ---------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --      10,570           --            (141)
GIB and GWBL and other features/(2)/.........        --          --          184             (56)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          310             (38)
                                              --------- ----------- ------------ ---------------

Balances, December 31, 2015.................. $  42,714 $    12,055 $      1,320 $          (260)
                                              ========= =========== ============ ===============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2014

                                                               Fair Value
                                                        ------------------------
                                                                                   Gains (Losses)
                                              Notional     Asset     Liability       Reported In
                                               Amount   Derivatives Derivatives    Earnings (Loss)
                                              --------- ----------- ------------ ------------------
                                                                  (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,933 $         1 $          2 $             (522)
  Swaps......................................     1,169          22           15                (88)
  Options....................................     6,896       1,215          742                196
Interest rate contracts:/(1)/
  Floors.....................................     2,100         120           --                  9
  Swaps......................................    11,608         605           15              1,507
  Futures....................................    10,647          --           --                459
  Swaptions..................................     4,800          72           --                 37
Credit contracts:/(1)/
  Credit default swaps.......................     1,942           9           27                  4
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       149           2           --                  3
                                                                                 ------------------
Net investment income (loss).................                                                 1,605
                                                                                 ------------------

Embedded derivatives:
GMIB reinsurance contracts...................        --      10,711           --              3,964
GIB and GWBL and other features/(2)/.........        --          --          128               (128)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          380               (199)
                                              --------- ----------- ------------ ------------------
Balances, December 31, 2014.................. $  45,244 $    12,757 $      1,309 $            5,242
                                              ========= =========== ============ ==================

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2015 are exchange-traded and net settled daily in cash. At December 31, 2015, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $276 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $33 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200, and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $49 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2015 and 2014, respectively, the Company held $655 million and $1,225 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties December 31, 2015 and 2014, respectively, were $5 million and $28 million, for which the Company posted collateral of $5 million and $36 million at December 31, 2015 and 2014, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements respectively, and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2015 and 2014, the balance outstanding under reverse repurchase transactions was $79 million and $0 million, respectively. At December 31, 2015 and 2014, the balance outstanding under securities repurchase transactions was $1,890 million and $950 million, respectively. The Company utilized these repurchase agreements for asset liability management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in
   Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2015

                                                GROSS    GROSS AMOUNTS      NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE    PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS    BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                              (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $    1,049 $           673 $             376
Interest rate contracts......................        389             104               285
Credit contracts.............................         14              37               (23)
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,452             814               638
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         20              --                20
                                              ---------- --------------- -----------------
  Total Derivatives..........................      1,472             814               658
Other financial instruments/(2)(4)/..........      1,271              --             1,271
                                              ---------- --------------- -----------------
  Other invested assets/(2)/................. $    2,743 $           814 $           1,929
                                              ========== =============== =================
Securities purchased under agreement to
  resell..................................... $       79 $            -- $              79
                                              ========== =============== =================

                                                GROSS    GROSS AMOUNTS     NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE   PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS   BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                             (IN MILLIONS)
LIABILITIES/(3)/
DESCRIPTION
Derivatives:
Equity contracts............................. $      673 $           673 $              --
Interest rate contracts......................        104             104                --
Credit contracts.............................         37              37                --
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        814             814                --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --              --                --
                                              ---------- --------------- -----------------
  Total Derivatives..........................        814             814                --
Other financial liabilities..................      2,586              --             2,586
                                              ---------- --------------- -----------------
  Other liabilities.......................... $    3,400 $           814 $           2,586
                                              ========== =============== =================
Securities sold under agreement to repurchase $    1,890 $            -- $           1,890
                                              ========== =============== =================

  /(1)/Excludes Investment Management segment's $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.

    GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2015

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
ASSETS/(1)/
Counterparty A............................... $                   52  $         --    $    (52)  $      --
Counterparty B...............................                      9            --          (7)          2
Counterparty C...............................                     61            --         (58)          3
Counterparty D...............................                    222            --        (218)          4
Counterparty E...............................                     53            --         (53)         --
Counterparty F...............................                     (2)           --           2          --
Counterparty G...............................                    129            --        (129)         --
Counterparty H...............................                     16           (11)         (5)         --
Counterparty I...............................                     44            --         (39)          5
Counterparty J...............................                     19            --         (13)          6
Counterparty K...............................                     17            --         (17)         --
Counterparty L...............................                      7            --          (7)         --
Counterparty M...............................                     11            --         (10)          1
Counterparty N...............................                     20            --          --          20
Counterparty Q...............................                     --            --          --          --
Counterparty T...............................                     (3)           --           3          --
Counterparty U...............................                     --            --           1           1
Counterparty V...............................                      3            --          (3)         --
                                              ----------------------    ------------   --------  ---------
  Total Derivatives.......................... $                  658  $        (11)   $   (605)  $      42
Other financial instruments/(2)(4)/..........                  1,271            --          --       1,271
                                              ----------------------    ------------   --------  ---------
  OTHER INVESTED ASSETS/(2)/................. $                1,929  $        (11)   $   (605)  $   1,313
                                              ======================    ============   ========  =========
Counterparty M............................... $                   28  $        (28)   $     --   $      --
Counterparty V...............................                     51           (51)         --          --
                                              ----------------------    ------------   --------  ---------
  Securities purchased under agreement to
   resell.................................... $                   79  $        (79)   $     --   $      --
                                              ======================    ============   ========  =========

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
LIABILITIES/(3)/
Counterparty D............................... $                  234  $       (234)   $     --          --
Counterparty C...............................                  1,033        (1,016)        (17)         --
Counterparty M...............................                    623          (611)        (12)         --
                                              ----------------------    ------------   --------  ---------
  Securities sold under agreement to
   repurchase................................ $                1,890  $     (1,861)   $    (29)  $      --
                                              ======================    ============   ========  =========

  /(1)/Excludes Investment Management segment's cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of
       $12 million related to derivative liabilities and $10 million related to securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2015.

         REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS/(1)/

                                                               AT DECEMBER 31, 2015
                                              -------------------------------------------------------
                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              -------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90   GREATER THAN
                                               CONTINUOUS      DAYS     DAYS      90 DAYS     TOTAL
                                              ------------- ---------- -------- ------------ --------
                                                                   (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT TO REPURCHASE
   U.S. Treasury and agency securities....... $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
SECURITIES PURCHASED UNDER AGREEMENT TO
RESELL
   Corporate securities...................... $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------

  /(1)/Excludes Investment Management segment's $75 million of securities borrowed.

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2014.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2014

                                                Gross    Gross Amounts    Net Amounts
                                               Amounts   Offset in the  Presented in the
                                              Recognized Balance Sheets  Balance Sheets
                                              ---------- -------------- ----------------
                                                             (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $    1,236  $         753   $          483
Interest rate contracts......................        755             12              743
Credit contracts.............................          7             27              (20)
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,998            792            1,206
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         40             --               40
                                              ----------  -------------   --------------
  Total Derivatives..........................      2,038            792            1,246
Other financial instruments/(2)/.............        852             --              852
                                              ----------  -------------   --------------
  Other invested assets/(2)/................. $    2,890  $         792   $        2,098
                                              ==========  =============   ==============

LIABILITIES/(3)/
Description
Derivatives:
Equity contracts............................. $      753  $         753   $           --
Interest rate contracts......................         12             12               --
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        765            765               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ----------  -------------   --------------
  Total Derivatives..........................        765            765               --
Other financial liabilities..................      2,939             --            2,939
                                              ----------  -------------   --------------
  Other liabilities.......................... $    3,704  $         765   $        2,939
                                              ----------  -------------   --------------
Securities sold under agreement to repurchase $      950  $          --   $          950
                                              ==========  =============   ==============

  /(1)/Excludes Investment Management segment's $8 million net derivative assets, $22 million long exchange traded options and $158 million of securities borrowed.
  /(2)/Includes $120 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $9 million net derivative liabilities, $7 million short exchange traded options and $34 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2014.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2014

                                                               Collateral (Received)/Held
                                                Net Amounts    ------------------------
                                              Presented in the  Financial                    Net
                                               Balance Sheets  Instruments       Cash      Amounts
                                              ---------------- -----------   -----------  ----------
                                                                  (In Millions)
ASSETS/(1)/
Counterparty A...............................  $            62  $       --   $       (62) $       --
Counterparty B...............................              102          --           (95)          7
Counterparty C...............................              111          --          (110)          1
Counterparty D...............................              228          --          (224)          4
Counterparty E...............................               60          --           (59)          1
Counterparty F...............................               63          --           (60)          3
Counterparty G...............................              145        (145)           --          --
Counterparty H...............................               31         (31)           --          --
Counterparty I...............................              136          --          (134)          2
Counterparty J...............................               28          --           (22)          6
Counterparty K...............................               44          --           (44)         --
Counterparty L...............................              113        (113)           --          --
Counterparty M...............................               76          --           (68)          8
Counterparty N...............................               40          --            --          40
Counterparty Q...............................                4          --            (4)         --
Counterparty T...............................                3          --            (3)         --
                                               ---------------  ----------   -----------  ----------
  Total Derivatives..........................  $         1,246  $     (289)  $      (885) $       72
Other financial instruments/(2)/.............              852          --            --         852
                                               ---------------  ----------   -----------  ----------
  Other invested assets/(2)/.................  $         2,098  $     (289)  $      (885) $      924
                                               ===============  ==========   ===========  ==========

LIABILITIES/(3)/
Counterparty D...............................  $           450  $     (450)  $        --          --
Counterparty C...............................              500        (500)           --          --
                                               ---------------  ----------   -----------  ----------
  Securities sold under agreement to
   repurchase................................  $           950  $     (950)  $        --  $       --
                                               ===============  ==========   ===========  ==========

  /(1)/Excludes Investment Management segment's cash collateral received of $1 million related to derivative assets and $158 million related to securities borrowed.
  /(2)/Includes $120 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of $10 million related to derivative liabilities and $34 million related to securities loaned.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                                2015      2014      2013
                                              --------  --------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $  1,420  $  1,431  $  1,462
Mortgage loans on real estate................      338       306       284
Repurchase agreement.........................        1        --        --
Other equity investments.....................       84       200       228
Policy loans.................................      213       216       219
Derivative investments.......................      (81)    1,605    (2,866)
Trading securities...........................       17        63        54
Other investment income......................       40        49        50
                                              --------  --------  --------
  Gross investment income (loss).............    2,032     3,870      (569)
Investment expenses..........................      (53)      (53)      (57)
Interest expense.............................       (3)       (2)       (3)
                                              --------  --------  --------
Net Investment Income (Loss)................. $  1,976  $  3,815  $   (629)
                                              ========  ========  ========

   For 2015, 2014 and 2013, respectively, Net investment income (loss) from derivatives included $474 million, $899 million and $(2,829) million of realized gains (losses) on contracts closed during those periods and $(555) million, $706 million and $(37) million of unrealized gains (losses) on derivative positions at each respective year end.

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
Fixed maturities............................. $  (17) $  (54) $  (75)
Mortgage loans on real estate................     (1)     (3)     (7)
Other equity investments.....................     (5)     (2)    (17)
Other........................................      3       1      --
                                              ------  ------  ------
Investment Gains (Losses), Net............... $  (20) $  (58) $  (99)
                                              ======  ======  ======

   For 2015, 2014 and 2013, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $4 million, $5 million and $8 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AB totaled $3,562 million and $3,562 million at December 31, 2015 and 2014, respectively. The Company annually tests this goodwill for recoverability at December 31. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of its investment in AB, the reporting unit, to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered to be impaired and the second step of the impairment test is not performed. However, if the carrying value of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by measuring the amount of impairment loss only if the result indicates a potential impairment. The second step compares the implied fair value of the reporting unit to the aggregated fair values of its individual assets and liabilities to determine the amount of impairment, if any. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AB as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AB for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AB's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AB as well as taxes incurred at the Company level in order to determine the fair value of its investment in AB. At December 31, 2015 and 2014, the Company determined that goodwill was not impaired as the fair value of its investment in AB exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AB related intangible assets was $610 million and $610 million at December 31, 2015 and 2014, respectively and the accumulated amortization of these intangible assets was $439 million and $411 million at December 31, 2015 and 2014, respectively. Amortization expense related to the AB intangible assets totaled $28 million, $27 million and $24 million for 2015, 2014 and 2013, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $29 million.

   At December 31, 2015 and 2014, respectively, net deferred sales commissions totaled $99 million and $118 million and are included within Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2015 net asset balance for each of the next five years is $41 million, $32 million, $21 million, $5 million and $0 million. The
   Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2015, the Company determined that the deferred sales commission asset was not impaired.

   On June 20, 2014, AB acquired an approximate 82.0% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AB recorded $24 million of finite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AB also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AB does not own. During 2015, AB purchased additional shares of CPH, bringing AB's ownership interest to 85.0% as of December 31, 2015.

   On December 12, 2013, AB acquired W.P. Stewart & Co., Ltd. ("WPS"), an equity investment manager that, as of December 31, 2015, managed approximately $2,000 million in U.S., Global and EAFE concentrated growth equity strategies for clients, primarily in the U.S. and Europe. On the acquisition date, AB made a cash payment of $12 per share for the approximate 4.9 million WPS shares outstanding and issued to WPS shareholders transferable Contingent Value Rights ("CVRs") entitling the holders to an additional $4 per share if the assets under management in the acquired WPS investment services exceed $5,000 million on or before the third anniversary of the acquisition date. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $32 million of goodwill. AB also recorded $8 million of indefinite-lived intangible assets relating to the acquired fund's investment contracts and $14 million of definite-lived intangible assets relating to separately managed account relationships. As of the acquisition date, AB recorded a contingent consideration payable of $17 million in regard to the CVRs.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $157 million and $163 million at December 31, 2015 and 2014, respectively. Amortization of capitalized software in 2015, 2014 and 2013 were $55 million, $50 million and $119 million (including $45 million of accelerated amortization), respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2015     2014
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  7,363 $  7,537
Policyholder dividend obligation.............       81      201
Other liabilities............................      100      117
                                              -------- --------
Total Closed Block liabilities...............    7,544    7,855
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $4,426 and
  $4,829)....................................    4,599    5,143
Mortgage loans on real estate................    1,575    1,407
Policy loans.................................      881      912
Cash and other invested assets...............       49       14
Other assets.................................      258      176
                                              -------- --------
Total assets designated to the Closed Block..    7,362    7,652
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      182      203
Amounts included in accumulated other
  comprehensive income (loss):
Net unrealized investment gains (losses),
  net of deferred income tax (expense)
  benefit of $(36) and $(43) and
  policyholder dividend obligation of $(81)
  and $(201).................................       67       80
                                              -------- --------
Maximum Future Earnings To Be Recognized
  From Closed Block Assets and Liabilities... $    249 $    283
                                              ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  262  $  273  $  286
Investment income (loss).....................    368     378     402
Net investment gains (losses)................      2      (4)    (11)
                                              ------  ------  ------
Total revenues...............................    632     647     677
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    576     597     637
Other operating costs and expenses...........      4       4       1
                                              ------  ------  ------
Total benefits and other deductions..........    580     601     638
                                              ------  ------  ------
Net revenues, before income taxes............     52      46      39
Income tax (expense) benefit.................    (18)    (16)    (14)
                                              ------  ------  ------
Net Revenues (Losses)........................ $   34  $   30  $   25
                                              ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                              (IN MILLIONS)
Balances, beginning of year.................. $  201  $  128
Unrealized investment gains (losses).........   (120)     73
                                              ------  ------
Balances, End of year........................ $   81  $  201
                                              ======  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                               (IN MILLIONS)
Balance, beginning of year................... $  383  $  518
Contractholder bonus interest credits
  deferred...................................     17      15
Balance true-up..............................    174      --
Amortization charged to income...............    (40)   (150)
                                              ------  ------
Balance, End of Year......................... $  534  $  383
                                              ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2015 and 2014, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2015

                                                 LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                               ----------  ---------  --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  19,882  $     420 $   20,302
   U.S. Treasury, government and agency.......         --      8,775         --      8,775
   States and political subdivisions..........         --        459         45        504
   Foreign governments........................         --        414          1        415
   Commercial mortgage-backed.................         --         30        503        533
   Residential mortgage-backed/(1)/...........         --        640         --        640
   Asset-backed/(2)/..........................         --         37         40         77
   Redeemable preferred stock.................        258        389         --        647
                                               ----------  ---------  --------- ----------
     Subtotal.................................        258     30,626      1,009     31,893
                                               ----------  ---------  --------- ----------
  Other equity investments....................         97         --         49        146
  Trading securities..........................        654      6,151         --      6,805
  Other invested assets:
   Short-term investments.....................         --        369         --        369
   Swaps......................................         --        230         --        230
   Credit Default Swaps.......................         --        (22)        --        (22)
   Futures....................................         (1)        --         --         (1)
   Options....................................         --        390         --        390
   Floors.....................................         --         61         --         61
   Currency Contracts.........................         --          1         --          1
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (1)     1,029         --      1,028
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,150         --         --      2,150
Segregated securities.........................         --        565         --        565
GMIB reinsurance contracts....................         --         --     10,570     10,570
Separate Accounts' assets.....................    104,058      2,964        313    107,335
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  107,216  $  41,335  $  11,941 $  160,492
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     184 $      184
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        310         --        310
Contingent payment arrangements...............         --         --         31         31
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     310  $     215 $      525
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2014

                                                 Level 1    Level 2    Level 3     Total
                                               ----------  ---------  --------- ----------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  21,840  $     380 $   22,220
   U.S. Treasury, government and agency.......         --      7,331         --      7,331
   States and political subdivisions..........         --        472         47        519
   Foreign governments........................         --        446         --        446
   Commercial mortgage-backed.................         --         20        715        735
   Residential mortgage-backed/(1)/...........         --        793          2        795
   Asset-backed/(2)/..........................         --         46         53         99
   Redeemable preferred stock.................        254        635         --        889
                                               ----------  ---------  --------- ----------
     Subtotal.................................        254     31,583      1,197     33,034
                                               ----------  ---------  --------- ----------
  Other equity investments....................        217         --         61        278
  Trading securities..........................        710      4,433         --      5,143
  Other invested assets:
   Short-term investments.....................         --        103         --        103
   Swaps......................................         --        597         --        597
   Credit Default Swaps.......................         --        (18)        --        (18)
   Futures....................................         (2)        --         --         (2)
   Options....................................         --        473         --        473
   Floors.....................................         --        120         --        120
   Currency Contracts.........................         --          1         --          1
   Swaptions..................................         --         72         --         72
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (2)     1,348         --      1,346
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,725         --         --      2,725
Segregated securities.........................         --        476         --        476
GMIB reinsurance contracts....................         --         --     10,711     10,711
Separate Accounts' assets.....................    107,539      3,072        260    110,871
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  111,443  $  40,912  $  12,229 $  164,584
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     128 $      128
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        380         --        380
Contingent payment arrangements...............         --         --         42         42
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     380  $     170 $      550
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2015 and 2014, respectively, the fair value of public fixed maturities is approximately $24,216 million and $24,779 million or approximately 16.2% and 16.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, the fair value of private fixed maturities is approximately $7,677 million and $8,255 million or approximately 5.1% and 5.4% of the Company's total assets measured at fair value on a recurring basis. The fair values of some of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2015 and 2014, respectively, the net fair value of freestanding derivative positions is approximately $659 million and $1,243 million or approximately 64.1% and 92.3% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, investments classified as Level 1 comprise approximately 71.8% and 72.7% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2015 and 2014, respectively, investments classified as Level 2 comprise approximately 27.3% and 26.4% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2015 and 2014, respectively, approximately $673 million and $821 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2015 and 2014, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2015 and 2014, respectively, were approximately $119 million and $135 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $543 million and $770 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2015 and 2014, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $123 million and $147 million at December 31, 2015 and 2014, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to reflect a level of general swap market counterparty risk; therefore, no adjustment was made for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2015. Equity and fixed income volatilities were modeled to reflect the current market volatility.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   In 2014, AFS fixed maturities with fair values of $82 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $15 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.50% of total equity at December 31, 2014.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2015 and 2014, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                STATE AND
                                                                POLITICAL               COMMERCIAL    RESIDENTIAL
                                                                  SUB-        FOREIGN   MORTGAGE-      MORTGAGE-       ASSET-
                                                  CORPORATE     DIVISIONS      GOVTS      BACKED        BACKED         BACKED
                                                ------------  -------------  ---------  ----------  ---------------  ---------
                                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        380  $          47  $      --  $      715  $             2  $      53
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            3             --         --           1               --         --
     Investment gains (losses), net............            2             --         --         (38)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            5             --         --         (37)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............          (25)            (1)        --          64               --         (4)
Purchases/(3)/.................................           60             --          1          --               --         --
Sales/(4)/.....................................          (38)            (1)        --        (175)              (2)        (9)
Transfers into Level 3/(1)/....................           99             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (61)            --         --         (64)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2015..................... $        420  $          45  $       1  $      503  $            --  $      40
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2014....................... $        291  $          46  $      --  $      700  $             4  $      83
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --           2               --         --
     Investment gains (losses), net............            3             --         --         (89)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal..................................... $          5  $          --  $      --  $      (87) $            --  $      --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............            6              2         --         135               --          7
Purchases/(3)/.................................          162             --         --          --               --         --
Sales/(4)/.....................................          (30)            (1)        --         (20)              (2)       (37)
Transfers into Level 3/(1)/....................           15             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (69)            --         --         (13)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2014..................... $        380  $          47  $      --  $      715  $             2  $      53
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2013....................... $        355  $          50  $      19  $      900  $             9  $     113
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --          --               --         --
     Investment gains (losses), net............            5             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            7             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............           (1)            (3)        (2)         13               (1)         3
Purchases/(3)/.................................           70             --         --          31               --         --
Sales/(4)/.....................................         (150)            (1)       (17)       (160)              (4)       (22)
Transfers into Level 3/(1)/....................           20             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (10)            --         --         (16)              --        (11)
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2013..................... $        291  $          46  $      --  $      700  $             4  $      83
                                                ============  =============  =========  ==========  ===============  =========

                                                 REDEEM-                                              GWBL
                                                  ABLE                         GMIB      SEPARATE   AND OTHER  CONTINGENT
                                                PREFERRED    OTHER EQUITY   REINSURANCE  ACCOUNTS   FEATURES     PAYMENT
                                                  STOCK      INVESTMENTS       ASSET      ASSETS    LIABILITY  ARRANGEMENT
                                               ----------  ---------------  -----------  --------  ----------  -----------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2015...................... $       --  $            61  $    10,711  $    260  $      128           42
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --               --           --        --          --           --
   Investment gains (losses), net.............         --                5           --        36          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --         (327)       --          --           --
   Policyholders' benefits....................         --               --           --        --        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal.................................         --                5         (327)       36        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income (loss)...........         --                2           --        --          --           --
Purchases/(2)/................................         --                1          228        26         186           --
Sales/(3)/....................................         --              (20)         (42)       (2)         --          (11)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               --           --        (2)         --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2015.................... $       --  $            49  $    10,570  $    313  $      184           31
                                               ==========  ===============  ===========  ========  ==========   ==========

BALANCE, JANUARY 1, 2014...................... $       15  $            52  $     6,747  $    237  $       --           38
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --                3           --        --          --           --
   Investment gains (losses), net.............         --                1           --        15          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --        3,774        --          --           --
   Policyholders' benefits....................         --               --           --        --          (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal................................. $       --  $             4  $     3,774  $     15  $       (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income(loss)............         --               --           --        --          --           --
Purchases/(2)/................................         --                8          225        16         136            9
Sales/(3)/....................................        (15)              (1)         (35)       (3)         --           (5)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               (2)          --        --          --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2014.................... $       --  $            61  $    10,711  $    260  $      128           42
                                               ==========  ===============  ===========  ========  ==========   ==========

                                                Redeem-                                                         GWBL
                                                 able                    Other        GMIB        Separate    and Other
                                               Preferred Other Equity   Invested   Reinsurance    Accounts    Features
                                                 Stock   Investments     Assets       Asset        Assets     Liability
                                               --------- ------------  ---------  -------------  ----------  ----------
                                                                             (In Millions)
BALANCE, JANUARY 1, 2013...................... $      15 $         77  $      (2) $      11,044  $      224  $      265
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net Investment Income (loss)...............                     10
   Investment gains (losses), net.............        --           (7)        --             --          10          --
   Increase (decrease) in the fair value of
     reinsurance contracts....................        --           --         --         (4,496)         --          --
   Policyholders' benefits....................        --           --         --             --          --        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
     Subtotal.................................        --            3         --         (4,496)         10        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
  Other comprehensive income (loss)...........        --           --          2             --          (1)         --
Purchases/(2)/................................        --            4         --            237           6          86
Sales/(3)/....................................        --           (3)        --            (38)         (3)         --
Settlements/(4)/..............................        --           --         --             --          (2)         --
Transfers into Level 3/(1)/...................        --           --         --             --           3          --
Transfers out of Level 3/(1)/.................        --          (29)        --             --          --          --
                                               --------- ------------  ---------  -------------  ----------  ----------
BALANCE, DECEMBER 31, 2013.................... $      15 $         52  $      --  $       6,747  $      237  $       --
                                               ========= ============  =========  =============  ==========  ==========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2015 and 2014 by category for Level 3 assets and liabilities still held at December 31, 2015 and 2014, respectively:

                                                                EARNINGS (LOSS)
                                                -----------------------------------------------
                                                                                 INCREASE
                                                   NET                       (DECREASE) IN THE
                                                INVESTMENT   INVESTMENT        FAIR VALUE OF                    POLICY-
                                                  INCOME        GAINS           REINSURANCE                     HOLDERS'
                                                  (LOSS)    (LOSSES), NET        CONTRACTS            OCI       BENEFITS
                                                ---------- --------------- --------------------  ------------  ----------
                                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2015
STILL HELD AT DECEMBER 31, 2015
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $        (25) $       --
     State and political subdivisions..........         --              --                   --            (2)         --
     Commercial mortgage-backed................         --              --                   --            61          --
     Asset-backed..............................         --              --                   --            (4)         --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $         30  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                 (141)           --          --
   Separate Accounts' assets...................         --              36                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         184
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            36 $               (141) $         30  $      184
                                                ========== =============== ====================  ============  ==========

Level 3 Instruments
Full Year 2014
Still Held at December 31, 2014
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $          6  $       --
     State and political subdivisions..........         --              --                   --             2          --
     Commercial mortgage-backed................         --              --                   --           112          --
     Asset-backed..............................         --              --                   --             7          --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $        127  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                3,964            --          --
   Separate Accounts' assets...................         --              15                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         128
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            15 $              3,964  $        127  $      128
                                                ========== =============== ====================  ============  ==========

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2015 and 2014, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2015

                                 FAIR         VALUATION
                                 VALUE        TECHNIQUE        SIGNIFICANT UNOBSERVABLE INPUT       RANGE
                                ------- ---------------------- ------------------------------ -----------------
                                                              (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for-sale:

   Corporate................... $    61 Matrix pricing model                  Spread over the
                                                                            industry-specific
                                                                        benchmark yield curve 50 BPS - 565 BPS

                                    154 Market comparable                    EBITDA multiples   7.8X - 19.1X
                                          companies                             Discount rate   7.0% - 12.6%
                                                                          Cash flow Multiples   14.0X - 16.5X
---------------------------------------------------------------------------------------------------------------

   Asset-backed................       3 Matrix pricing model                 Spread over U.S.
                                                                               Treasury curve 30 BPS - 687 BPS
---------------------------------------------------------------------------------------------------------------

Other equity investments.......      10 Market comparable                    Revenue multiple    2.5X - 4.8X
                                          companies                    Marketability Discount       30.0%
---------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     271 Third party appraisal             Capitalization rate       4.9%
                                                                     Exit capitalization rate       5.9%
                                                                                Discount rate       6.7%

                                      7 Discounted cash flow                 Spread over U.S.
                                                                               Treasury curve
                                                                       Gross domestic product 280 BPS - 411 BPS
                                                                                         rate   0.0% - 1.09%
                                                                              Discount factor    2.3% - 5.9%
---------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....  10,570 Discounted cash flow                      Lapse Rates    0.6% - 5.7%
                                                                             Withdrawal rates    0.2% - 8.0%
                                                                       GMIB Utilization Rates    0.0% - 15%
                                                                         Non-performance risk  5 BPS - 18 BPS
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/.................     120 Discounted cash flow                      Lapse Rates    1.0% - 5.7%
                                                                             Withdrawal rates    0.0% - 7.0%
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2014

                                Fair         Valuation
                                Value        Technique         Significant Unobservable Input         Range
                               ------- ---------------------- --------------------------------- -----------------
                                                             (In Millions)
ASSETS:
Investments:
Fixed maturities,
  available-for-sale:

   Corporate.................. $    75 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 BPS - 590 BPS

                                   132 Market comparable
                                         companies                                Discount rate   11.2% - 15.2%
-----------------------------------------------------------------------------------------------------------------

   Asset-backed...............       5 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 30 BPS - 687 BPS
-----------------------------------------------------------------------------------------------------------------

Other equity investments......      20 Market comparable                       Revenue multiple    2.0X - 3.5X
                                         companies                                Discount rate       18.0%
                                                                                 Discount years         2
-----------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     234 Third party appraisal                Capitalization rate       5.2%
                                                                       Exit capitalization rate       6.2%
                                                                                  Discount rate       7.1%

                                     7 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product 238 BPS - 395 BPS
                                                                                           rate    0.0% - 2.4%
                                                                                Discount factor    1.3% - 5.4%
-----------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts....  10,711 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.2% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 15.0%
                                                                           Non-performance risk  5 BPS - 16 BPS
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL /(1)/...............     107 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.0% - 7.0%
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the tables above at December 31, 2015 and 2014, respectively, are approximately $865 million and $1,045 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 63.1% and 68.8% of total assets classified as Level 3 and represent only 0.6% and 0.7% of total assets measured at fair value on a recurring basis at December 31, 2015 and 2014 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2015 and 2014, respectively, are approximately $215 million and $207 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 51.2% and 54.4% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2015 and 2014, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2015 and 2014, are approximately 7.5% and 9.4%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AB for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 at December 31, 2015 and 2014, respectively, are approximately $32 million and $31 million private venture capital fund-of-fund investments of AB for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2015 and 2014, AB's aggregate unfunded commitments to these investments were approximately $3 million and $3 million, respectively.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2015 and 2014, primarily consist of a private real estate fund with a fair value of approximately $271 million and $234 million, a private equity investment with a fair value of approximately $2 million and $2 million and mortgage loans with fair value of approximately $5 million and $5 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $28 million and $7 million at December 31, 2015 and $11 million and $8 million at December 31, 2014, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $31 million and $42 million as of December 31, 2015 and 2014, respectively) are currently valued using projected AUM growth rates with a weighted average of 46.0%, revenue growth rates with a weighted average of 43.0%, and discount rates of 3.0% (using a cost of debt assumption). During the fourth quarters of 2015 and 2014, AB recorded changes in estimates of the contingent consideration payable relating to recent acquisitions of $7 million and $4 million, respectively.

   The carrying values and fair values at December 31, 2015 and 2014 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                   FAIR VALUE
                                              CARRYING ----------------------------------
                                               VALUE   LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              -------- ------- -------- -------- --------
                                                             (IN MILLIONS)
December 31, 2015:
MORTGAGE LOANS ON REAL ESTATE................ $  7,171 $    -- $     -- $  7,257 $  7,257
LOANS TO AFFILIATES..........................    1,087      --      795      390    1,185
POLICYHOLDERS LIABILITIES: INVESTMENT
  CONTRACTS..................................    7,825      --       --    7,930    7,930
POLICY LOANS.................................    3,393      --       --    4,343    4,343
SHORT-TERM DEBT..............................      584      --      584       --      584
SEPARATE ACCOUNT LIABILITIES.................    5,124      --       --    5,124    5,124
December 31, 2014:
Mortgage loans on real estate................ $  6,463 $    -- $     -- $  6,617    6,617
Loans to affiliates..........................    1,087      --    1,203       --    1,203
Policyholders liabilities: Investment
  contracts..................................    2,799      --       --    2,941    2,941
Policy loans.................................    3,408      --       --    4,406    4,406
Short-term debt..............................      688      --      700       --      700
Separate Account Liabilities.................    5,019      --       --    5,019    5,019

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and FHLBNY funding agreements and escrow shield plus product reserves are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2013................... $  1,772  $  4,561  $  6,333
  Paid guarantee benefits....................     (237)     (325)     (562)
  Other changes in reserve...................       91       (33)       58
                                              --------  --------  --------
Balance at December 31, 2013.................    1,626     4,203     5,829
  Paid guarantee benefits....................     (231)     (220)     (451)
  Other changes in reserve...................      334     1,661     1,995
                                              --------  --------  --------
Balance at December 31, 2014.................    1,729     5,644     7,373
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,570      (258)    1,312
                                              --------  --------  --------
Balance at December 31, 2015................. $  2,986  $  5,297  $  8,283
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                                 -------------
                                                                 (IN MILLIONS)
Balance at January 1, 2013...................................... $         844
  Paid guarantee benefits.......................................          (109)
  Other changes in reserve......................................            56
                                                                 -------------
Balance at December 31, 2013....................................           791
  Paid guarantee benefits.......................................          (114)
  Other changes in reserve......................................           155
                                                                 -------------
Balance at December 31, 2014....................................           832
  Paid guarantee benefits.......................................          (148)
  Other changes in reserve......................................           746
                                                                 -------------
Balance at December 31, 2015.................................... $       1,430
                                                                 =============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2015 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                               RETURN OF
                                                PREMIUM    RATCHET   ROLL-UP     COMBO     TOTAL
                                               ---------  --------  ---------  ---------  -------
                                                              (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................ $  13,037  $    132  $      78  $     244  $13,491
   Separate Accounts.......................... $  38,438  $  8,570  $   3,472  $  34,160  $84,640
  Net amount at risk, gross................... $     397  $    422  $   2,389  $  15,872  $19,080
  Net amount at risk, net of amounts
   reinsured.................................. $     397  $    302  $   1,616  $   6,743  $ 9,058
  Average attained age of contractholders.....      51.1      65.4       71.7       66.4     55.0
  Percentage of contractholders over age 70...       9.0%     35.4%      58.1%      38.2%    16.6%
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

GMIB:
-----
  Account values invested in:
   General Account............................       N/A       N/A  $      41  $     351  $   392
   Separate Accounts..........................       N/A       N/A  $  15,467  $  41,092  $56,559
  Net amount at risk, gross...................       N/A       N/A  $   1,179  $   6,232  $ 7,411
  Net amount at risk, net of amounts
   reinsured..................................       N/A       N/A  $     351  $   1,561  $ 1,912
  Weighted average years remaining until
   annuitization..............................       N/A       N/A        1.4        1.9      1.9
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

   The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $494 million and $508 million at December 31, 2015 and 2014, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios. The liability for SCS, SIO, MSO and IUL reflects the present value of expected future payments assuming the segments are held to maturity.

   In-force management

   The Company continues to proactively manage its in-force business. For example:

      . GMIB/GWBL LUMP SUM OPTION. In 2015, the Company added a lump sum option to certain contracts with GMIB and GWBL benefits. Prior to the addition of this option, if an eligible contractholder's adjusted account value fell to zero, the contractholder would automatically receive a stream of payments over his or her lifetime. With this option, eligible contractholders now have the ability to receive a percentage of the present value of those lifetime payments in a one-time lump sum payment.

      . GMDB/GMIB BUYBACK. Beginning in 2012, the Company initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. Most recently in 2015, the Company initiated a program to give contractholders an option to elect a full buyout of their rider or a new partial
          (50%) buyout of their rider.

   The Company believes that the lump sum option and buyback programs are mutually beneficial to both the Company and contractholders who no longer need or want the GMDB, GMIB or GWBL rider. As a result of the 2015 buyback program, the Company is assuming a change in the short-term behavior of remaining contractholders, as those who do not accept are assumed to be less likely to surrender their contract over the short term. The Company is also incorporating the expectation that some contractholders will utilize the new lump sum option product feature.

   Due to the difference in accounting recognition between the GMDB/GMIB and GWBL reserves and the fair value of the GMIB reinsurance contract asset, the net impact of the addition of the lump sum option to certain contracts and the 2015 buyback offer is an after-tax loss of $247 million, which was recognized in 2015. The net impact of a 2013 buyback that completed in 2014 was an after-tax loss of $29 million and $20 million to Net earnings in 2014 and 2013, respectively. For additional information, see "Accounting for VA Guarantee Features" in Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                 DECEMBER 31,
                                              ------------------
                                                2015     2014
                                              -------- ---------
                                                (IN MILLIONS)
GMDB:
-----
Equity....................................... $ 66,230 $  67,108
Fixed income.................................    2,686     3,031
Balanced.....................................   15,350    17,505
Other........................................      374       404
                                              -------- ---------
Total........................................ $ 84,640 $  88,048
                                              ======== =========

GMIB:
-----
Equity....................................... $ 43,874 $  43,850
Fixed income.................................    1,819     1,988
Balanced.....................................   10,696    12,060
Other........................................      170       186
                                              -------- ---------
Total........................................ $ 56,559 $  58,084
                                              ======== =========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2015, the total account value and net amount at risk of the hedged variable annuity contracts were $50,333 million and $7,841 million, respectively, with the GMDB feature and $32,740 million and $1,560 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

                                               DIRECT   REINSURANCE
                                              LIABILITY    CEDED       NET
                                              --------- -----------  --------
                                                       (IN MILLIONS)
Balance at January 1, 2013................... $     556 $      (310) $    246
  Other changes in reserves..................       273        (131)      142
                                              --------- -----------  --------
Balance at December 31, 2013.................       829        (441)      388
  Other changes in reserves..................       135        (114)       21
                                              --------- -----------  --------
Balance at December 31, 2014.................       964        (555)      409
  Other changes in reserves..................       120          16       136
                                              --------- -----------  --------
Balance at December 31, 2015................. $   1,084 $      (539) $    545
                                              ========= ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and$30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2015, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 4.1% and 48.4%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 19.6% and 54.6%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2015 and 2014 were $10,570 million and $10,711 million, respectively. The increases (decreases) in fair value were $(141) million, $3,964 million and $(4,297) million for 2015, 2014 and 2013, respectively.

   At December 31, 2015 and 2014, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,367 million, of which $2,005 million and $2,069 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Paul Revere Life Insurance Company (A rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2015 and 2014, affiliated reinsurance recoverables related to insurance contracts amounted to $2,009 million and $1,684 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   Reinsurance payables related to insurance contracts were $131 million and $74 million, at December 31, 2015 and 2014, respectively.

   The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $92 million and $110 million at December 31, 2015 and 2014, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2015 and 2014 were $744 million and $757 million, respectively.

   For affiliated reinsurance agreements see Note 11 "Related Party
   Transactions."

   The following table summarizes the effect of reinsurance:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)

Direct premiums.............................. $  820  $  844  $  848
Reinsurance assumed..........................    207     211     213
Reinsurance ceded............................   (539)   (541)   (565)
                                              ------  ------  ------
Premiums..................................... $  488  $  514  $  496
                                              ======  ======  ======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $  279  $  270  $  247
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  527  $  726  $  703
                                              ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $80 million and $78 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, $1,652 million and $1,714 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                              2015  2014  2013
                                              ----- ----- -----
                                                (IN MILLIONS)

Incurred benefits related to current year.... $  11 $  14 $  15
Incurred benefits related to prior years.....    22    16    10
                                              ----- ----- -----
Total Incurred Benefits...................... $  33 $  30 $  25
                                              ===== ===== =====
Benefits paid related to current year........ $  18 $  20 $  19
Benefits paid related to prior years.........    13    11    13
                                              ----- ----- -----
Total Benefits Paid.......................... $  31 $  31 $  32
                                              ===== ===== =====

10)SHORT-TERM DEBT

   Short-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2015   2014
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
AB:
  Commercial paper (with interest rates of
   0.5% and 0.3%)............................ $  584 $  489
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............     --    200
                                              ------ ------
Total short-term debt........................ $  584 $  689
                                              ====== ======

   Short-term Debt

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AB's and SCB LLC's business purposes, including the support of AB's $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2015, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   As of December 31, 2015 and 2014, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2015 and 2014, AB and SCB LLC did not draw upon the AB Credit Facility.

   In addition, SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $200 million, with AB named as an additional borrower, while one has no stated limit. As of December 31, 2015 and 2014, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new $382 million, seven year term loan with an interest rate of 4.0% was issued.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXA Arizona's $50 million note receivable from AXA for $56 million. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note pays interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   Other Transactions

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see Note 12.

   In third quarter 2013, AXA Equitable purchased, at fair value, MONY Life Insurance Company's ("MONY Life"), equity interest in limited partnerships for $53 million and MONY Life's CMBS portfolio for $31 million. MONY Life was a subsidiary of AXA Financial through October 1, 2013.

   The Company reimburses AXA Financial for expenses related to certain employee compensation and benefits. Such reimbursement is based on the cost to AXA Financial of the benefits provided which totaled $20 million, $29 million and $40 million, respectively, for 2015, 2014 and 2013.

   In 2015, 2014 and 2013, respectively, the Company paid AXA Distribution Holding Corporation ("AXA Distribution") and its subsidiaries $603 million, $616 million and $621 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $321 million, $325 million and $345 million, respectively, for their applicable share of operating expenses in 2015, 2014 and 2013, pursuant to Service agreement.

   AXA Distributors received $13 million, $2 million and $2 million in commissions and fees for the sale of MONY Life Insurance Company of America ("MONY America") insurance products in 2015, 2014 and 2013, respectively. AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona Company ("AXA Arizona"), a wholly-owned subsidiary of AXA Financial.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2015 and 2014, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,741 million and $8,560 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2015, 2014 and 2013 related to the UL and no lapse guarantee riders totaled approximately $453 million, $453 million and $474 million, respectively. Ceded claims paid in 2015, 2014 and 2013 were $54 million, $83 million and $70 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,099 million at December 31, 2015) and/or letters of credit ($3,205 million at December 31, 2015). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2015, 2014 and 2013 totaled approximately $21 million, $22 million and $21 million, respectively. Claims and expenses paid in 2015, 2014 and 2013 were $5 million, $10 million and $10 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. The reinsurance agreement was approved by the NYDFS with a retroactive effective date of January 1, 2015 and is due to expire on December 31, 2024. Premiums and expenses associated with the reinsurance agreement were $4 million in 2015.

   AXA Equitable provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with certain AXA Financial subsidiaries and affiliates to conduct their business. The associated costs related to the service agreement are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company. As a result of such allocations, AXA Equitable was reimbursed $94 million, $75 million and $148 million for 2015, 2014 and 2013, respectively.

   Both AXA Equitable and AB, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AB incurred expenses under such agreements of approximately $164 million, $173 million and $165 million in 2015, 2014 and 2013, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $14 million, $15 million and $24 million in 2015, 2014 and 2013, respectively. The net receivable (payable) related to these contracts was approximately $1 million and $3 million at December 31, 2015 and 2014, respectively.

   During 2015, 2014 and 2013 AXA Equitable FMG earned $707 million,
   $711 million and $690 million, respectively of Investment management and administrative fees from EQAT, VIP Trust, 1290 Funds (since inception in
   2014) and Other AXA Trusts. Accounts receivable from these transactions were $47 million and $48 million at December 31, 2015 and 2014, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

                                                 2015     2014     2013
                                               -------- -------- --------
                                                     (IN MILLIONS)
Investment advisory and services fees......... $  1,056 $  1,062 $  1,010
Distribution revenues.........................      415      433      455
Other revenues -- shareholder servicing fees..       85       91       91
Other revenues -- other.......................        5        6        6

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $18 million, $18 million and $0 million in 2015, 2014 and 2013, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a qualified defined benefit pension plan covering its eligible employees (including certain qualified part-time employees) and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AXA Equitable announced in the third quarter of 2013 that benefit accruals under the AXA Equitable QP would be discontinued after December 31, 2013. This plan curtailment resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $29 million, which was offset against existing deferred losses in AOCI, and recognition of a $3 million curtailment loss from accelerated recognition of existing prior service costs accumulated in OCI.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000. AB's benefits are based on years of credited service and average final base salary.

   Measurement Date

   The Company uses a December 31 measurement date for its pension plans.

   Contributions and Funding Policy

   For 2015, no cash contributions were made by AXA Equitable and AB to their respective qualified pension plans. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2015, no minimum contribution is required to be made to either plan in 2016 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2016. Similarly, AB currently does not plan to make a contribution to its pension plan during 2016.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
Service cost................................. $     8  $     9  $    40
Interest cost................................      93      107       99
Expected return on assets....................    (159)    (155)    (155)
Actuarial (gain) loss........................       1        1        1
Net amortization.............................     110      111      155
Curtailment..................................      --       --        3
                                              -------  -------  -------
Net Periodic Pension Expense................. $    53  $    73  $   143
                                              =======  =======  =======

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Projected benefit obligation, beginning of
  year....................................... $ 2,657  $ 2,463
Service cost.................................      --       --
Interest cost................................      93      107
Actuarial (gains) losses.....................      (6)     264
Benefits paid................................    (169)    (177)
Plan amendments and curtailments.............       1       --
                                              -------  -------
  Projected Benefit Obligation...............   2,576    2,657
Transfer to AXA Financial....................  (2,447)      --
                                              -------  -------
Projected Benefit Obligation, End of Year.... $   129  $ 2,657
                                              =======  =======

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Pension plan assets at fair value, beginning
  of year.................................... $ 2,473  $ 2,401
Actual return on plan assets.................      24      250
Contributions................................      --        6
Benefits paid and fees.......................    (175)    (184)
                                              -------  -------
Pension plan assets at fair value, end of
  year.......................................   2,322    2,473
PBO, immediately preceding the Transfer to
  AXA Financial..............................   2,576    2,657
                                              -------  -------
  Excess of PBO Over Pension Plan Assets,
   immediately preceding the Transfer to AXA
   Financial.................................    (254)    (184)
Transfer to AXA Financial.................... $   211  $    --
                                              -------  -------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $   (43) $  (184)
                                              =======  =======

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $43 million and $184 million at December 31, 2015 and 2014, respectively. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of those assets were $2,576 million and $2,322 million, respectively, at December 31, 2015 and $2,657 million and $2,473 million, respectively, at December 31, 2014.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2015 and 2014 that have not yet been recognized by AXA Equitable as components of net periodic pension cost. Not shown in the table at December 31, 2015 is approximately $1,193 million unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI transferred to AXA Financial due to the Assumption Transaction.

                                              DECEMBER 31,
                                              -------------
                                              2015   2014
                                              ----- -------
                                              (IN MILLIONS)
Unrecognized net actuarial (gain) loss....... $  49 $ 1,144
Unrecognized prior service cost (credit).....     1      --
                                              ----- -------
  Total...................................... $  50 $ 1,144
                                              ===== =======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $340,000 and $0, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   2015 -- Immediately following the Assumption Transaction, the total fair value of plan assets for the qualified pension plans of the Company at December 31, 2015 was approximately $86 million, all supporting the AB qualified retirement plan.

   2014 -- The tables below disclose the allocation of the approximately $2,473 million fair value of total plan assets for the qualified pension plans of the Company and their level of observability within the fair value hierarchy at December 31, 2014. At December 31, 2014, assets classified as Level 1, Level 2 and Level 3 comprised approximately 32.4%, 57.6% and 10.0%, respectively, of qualified pension plan assets. During 2014, there were no transfers in/out of the Level 3 plan asset classification; activity in Level 3 consisted only of actual returns of approximately $22 million on those assets. Except for an investment at December 31, 2014 of approximately $1 million in a private REIT through a pooled separate account, there were no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

                                              DECEMBER 31,
                                              ------------
                                               2015   2014
                                              -----  -----
Fixed Maturities.............................  24.0%  49.4%
Equity Securities............................  56.0   38.8
Equity real estate...........................    --    9.8
Cash and short-term investments..............    --    1.3
Other........................................  20.0    0.7
                                              -----  -----
  Total...................................... 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- ------
                                                      (IN MILLIONS)
DECEMBER 31, 2015:
ASSET CATEGORIES
Fixed Maturities:
  Other structured debt...................... $    -- $     9 $    -- $    9
Common and preferred equity..................      24      --      --     24
Mutual funds.................................      43      --      --     43
Private real estate investment trusts........      --      10      --     10
                                              ------- ------- ------- ------
   Total..................................... $    67 $    19 $    -- $   86
                                              ======= ======= ======= ======

                                              Level 1 Level 2  Level 3  Total
                                              ------- -------- ------- --------
                                                        (In Millions)
December 31, 2014:
Asset Categories
Fixed Maturities:
  Corporate.................................. $    -- $    833 $    -- $    833
  U.S. Treasury, government and agency.......      --      358      --      358
  States and political subdivisions..........      --       18      --       18
  Other structured debt......................      --        9       3       12
Common and preferred equity..................     743      177      --      920
Mutual funds.................................      46       --      --       46
Private real estate investment funds.........      --       --       1        1
Private real estate investment trusts........      --       10     242      252
Cash and cash equivalents....................      13       --      --       13
Short-term investments.......................      --       20      --       20
                                              ------- -------- ------- --------
   Total..................................... $   802 $  1,425 $   246 $  2,473
                                              ======= ======== ======= ========

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes by varying the asset allocation of a portfolio through investment in the overlay portfolios.

   Discount Rate and Other Assumptions

   The discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of the AXA Equitable QP reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under the AXA Equitable QP were discounted using a published high-quality bond yield curve for which AXA Equitable replaced its reference to the Citigroup-AA curve with the Citigroup Above-Median-AA curve beginning in 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million in 2014. At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $4 million in 2015.

   In fourth quarter 2015, the Society of Actuaries (SOA) released MP-2015, an update to the mortality projection scale issued last year by the SOA, indicating that while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested. For the year ended December 31, 2015 valuations of its defined benefits plans, AXA Equitable considered this new data as well as observations made from current practice regarding how best to estimate improved trends in life expectancies. As a result, AXA Equitable concluded to change the mortality projection scale used to measure and report its defined benefit obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and more aligned to current thinking in practice with respect to projections of mortality improvements. Adoption of that change increased the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $83 million. At December 31, 2014, AXA Equitable modified its then-current use of Scale AA by adopting 125% Scale AA and introduced additional refinements to its projection of assumed mortality, including use of a full generational approach, thereby increasing the year-end 2014 valuation of the AXA Equitable QP PBO by approximately $54 million.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2015 and 2014. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                                                    DECEMBER 31,
                                                                    -----------
                                                                    2015   2014
                                                                    -----  -----
Discount rates:
   AXA Equitable QP, immediately preceding Transfer to AXA
     Financial..................................................... 3.98%    N/A
   Other AXA Equitable defined benefit plans....................... 3.66%    N/A
   AB Qualified Retirement Plan....................................  4.3%    N/A
  Benefits obligations (aggregate methodology for 2014)............   N/A   3.6%
  Periodic cost....................................................  3.6%   3.6%

Rates of compensation increase:
  Benefit obligation............................................... 6.00%  6.00%
  Periodic cost.................................................... 6.46%  6.00%

Expected long-term rates of return on pension plan assets
  (periodic cost).................................................. 6.75%  6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under the AXA Equitable QP were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $6 million, $10 million and $10 million for 2015, 2014 and 2013, respectively.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2016, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2015 and include benefits attributable to estimated future employee service.

                                                                     PENSION
                                                                    BENEFITS
                                                                  --------------
                                                                  (IN MILLIONS)

2016............................................................. $            6
2017.............................................................              4
2018.............................................................              5
2019.............................................................              6
2020.............................................................              5
Years 2021 - 2025................................................             36

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2015, 2014 and 2013 for share-based payment arrangements as further described herein are as follows:

                                              2015  2014  2013
                                              ----- ----- ----
                                                (IN MILLIONS)
Performance Units/Shares..................... $  18 $  10 $ 43
Stock Options................................     1     1    2
AXA Shareplan................................    16    10   13
AB Stock Options.............................    --    --   (4)
AB Restricted Units..........................   174   171  286
Other Compensation plans/(1)/................     2    --   --
                                              ----- ----- ----
Total Compensation Expenses.................. $ 211 $ 192 $340
                                              ===== ===== ====

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Share Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under the AXA Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted stock options in years prior to 2014.

   Performance Units and Performance Shares

   2015 GRANT. On June 19, 2015, under the terms of the 2015 Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. The extent to which 2015-2017 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015, the expense associated with the June 19, 2015 grant of performance shares were $8 million.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of 2,273,008 performance units earned under the terms of the AXA Performance Unit Plan 2012.

   2014 GRANT. On March 24, 2014, under the terms of the 2014 Performance Share Plan, AXA awarded approximately 2 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares will vest and be settled on the third anniversary of the award date; the second tranche of these performance shares will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015 and 2014, the expense associated with the March 24, 2014 grant of performance shares was approximately $4 million and $9 million, respectively.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 986,580 performance units earned under the terms of the AXA Performance Unit Plan 2011.

   2013 GRANT. On March 22, 2013, under the terms of the 2013 Performance Share Plan, AXA awarded approximately 2.2 million unearned performance shares to employees of AXA Equitable. 119.58% of the unearned performance shares were earned based on the performance of AXA and the insurance-related business of AXA Financial Group. The earned performance shares will vest and be settled on the third anniversary of the award date. The plan will settle in shares to all participants. In 2015, 2014 and 2013, the expense associated with the March 22, 2013 grant of performance shares was approximately $7 million, $2 million and $11 million, respectively.

   50% SETTLEMENT OF 2010 GRANT IN 2013. On April 4, 2013, cash distributions of approximately $7 million and share distributions of approximately $49,000 were made to active and former AXA Equitable employees in settlement of 390,460 performance units, representing the remaining 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. Cash distributions of approximately $9 million in settlement of approximately 539,000 performance units, representing the first 50 percent of the performance units earned under the terms of the AXA Performance Unit Plan 2010 were distributed in April 2012.

   For 2015, 2014 and 2013, the Company recognized compensation costs of $18 million, $10 million and $43 million, respectively, for performance shares and units earned to date. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2015 and 2014 was $0 and $58 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2016 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2015-2017 and 2014-2016 performance targets will determine the number of performance shares earned under those awards, respectively.

   Stock Options

   2015 GRANT. On June 19, 2015, 442,885 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 22.90 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 244,597 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.58 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $333,000.

   2014 GRANT. On March 24, 2014, 395,720 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 214,174 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015 and 2014, the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $216,000 and $345,000, respectively.

   2013 GRANT On March 22, 2013, approximately 457,000 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 13.81 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 246,000 of the total options awarded on March 22, 2013 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 22, 2013 have a ten-year term. The weighted average grant date fair value per option award was estimated at $1.79 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 31.27%, a weighted average expected term of 7.7 years, an expected dividend yield of 7.52% and a risk-free interest rate of 1.34%. The total fair value of these options (net of expected forfeitures) of $818,597 is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, 2014 and 2013, the Company recognized expenses associated with the March 22, 2013 grant of options of approximately $71,000, $131,000 and $357,000, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AB option plans during 2015 follows:

                                                                             Options Outstanding
                                              ----------------------------------------------------------------------------------
                                                   AXA Ordinary Shares            AXA ADRs/(3)/            AB Holding Units
                                              ----------------------------   ------------------------ --------------------------
                                                               Weighted                    Weighted                    Weighted
                                                Number         Average         Number      Average        Number       Average
                                              Outstanding      Exercise      Outstanding   Exercise     Outstanding    Exercise
                                              (In 000's)        Price        (In 000's)     Price       (In 000's)      Price
                                              -----------  ---------------   -----------  ----------- --------------  ----------

Options Exercisable at January 1, 2015.......    16,837.9  (Euro)    21.39       1,105.2  $     25.53        5,942.4  $    45.03
Options granted..............................       444.0  (Euro)    22.90            --  $        --           29.1  $    31.74
Options exercised............................    (4,196.7) (Euro)    18.26        (510.7) $     25.33         (541.1) $    17.06
Options forfeited, net.......................      (483.1) (Euro)    22.75        (553.5) $     25.59          (23.1) $    89.95
Options expired/reinstated...................          --               --            --           --           (8.8) $    45.45
                                              -----------                    -----------              --------------
Options Outstanding at December 31, 2015.....    12,602.1  (Euro)    21.39          41.0  $     27.28        5,398.5  $    47.59
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)    --/(2)/              $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................         3.0                           2.36                        2.90
                                              ===========                    ===========              ==============
Options Exercisable at December 31, 2015.....    10,074.6  (Euro)    22.50          40.9  $     27.28        4,736.7       43.04
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)       --                $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................        2.48                           2.36                        2.90
                                              ===========                    ===========              ==============

  /(1)/Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2015 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   Cash proceeds received from exercises of stock options in 2015 was $13 million. The intrinsic value related to exercises of stock options during 2015, 2014 and 2013 were approximately $200,000, $3 million and $14 million respectively, resulting in amounts currently deductible for tax purposes of approximately $70,000, $1 million, and $5 million, respectively, for the periods then ended. In 2015, 2014 and 2013, windfall tax benefits of approximately $70,000, $1 million and $5 million, respectively, resulted from exercises of stock option awards.

   At December 31, 2015, AXA Financial held 2,262 AXA ordinary shares in treasury at a weighted average cost of $24.86 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2015, 2014 and 2013, respectively.

                                                   AXA Ordinary Shares             AB Holding Units
                                              ----------------------------  ------------------------------
                                                2015      2014      2013      2015     2014       2013
                                              --------  --------  --------  -------  -------  ------------

Dividend yield...............................     6.29%     6.38%     7.52%     7.1%     8.4%  8.0 - 8.3%
Expected volatility..........................    23.68%    29.24%    31.27%    32.1%    48.9% 49.7 - 49.8%
Risk-free interest rates.....................     0.92%     1.54%     1.34%     1.5%     1.5%  0.8 - 1.7%
Expected life in years.......................      8.2       8.2       7.7      6.0      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   1.73  $   2.89  $   1.79  $  4.13  $  4.78  $       5.44

   For 2015, 2014 and 2013, the Company recognized compensation costs (credits) for stock options of $1 million, $1 million and $(2) million, respectively. As of December 31, 2015, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.48 years.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares Likewise, AB awards restricted AB Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AB Holding units that vest ratably over three years are made to eligible AB employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   AXA Equitable has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2015, 2014 and 2013, respectively, the Company recognized compensation costs of $174 million, $171 million and $286 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for RSUs. At December 31, 2015, approximately 19.8 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2015, approximately $36 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of
   3.20 years.

   The following table summarizes restricted AXA ordinary share activity for 2015. In addition, approximately 44,333 RSUs were granted during 2015 with graded vesting over a 3-year service period.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2015...............     51,460 $    15.37
Granted......................................     10,578 $    23.25
Vested.......................................     28,028 $    14.63
                                              ---------- ----------
Unvested as of December 31, 2015.............     34,010 $    18.43
                                              ========== ==========

   Restricted AXA Ordinary shares vested in 2015, 2014 and 2013 had aggregate vesting date fair values of approximately $1 million, $1 million and $1 million, respectively.

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction. For the years ended December 31, 2015, 2014 and 2013, the Company recognized compensation expense of approximately $327,800, $350,300, and $350,000 for these unrestricted share awards.

   AXA Shareplan

   2015 AXA SHAREPLAN. In 2015, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly-issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2015. Eligible employees and financial professionals could have reserved a share purchase during the reservation period from August 31, 2015 through September 14, 2015 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 22, 2015 through October 27, 2015. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 21, 2015 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $20.17 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 8.57% formula discounted price of $23.05 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2015 which is July 1, 2020. All subscriptions became binding and irrevocable on October 27, 2015.

   The Company recognized compensation expense of $16 million, $10 million and $13 million in 2015, 2014 and 2013 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2015, 2014 and 2013 primarily invested under Investment Option B for the purchase of approximately 5 million, 5 million and 5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2015, 2014 and 2013, respectively, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $281,000, $295,000 and $278,000.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of AXA Equitable, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AB implemented changes to AB's employee long-term incentive compensation award. AB amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, the Company's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AB engages in open-market purchases of AB Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2015 and 2014, AB purchased 8.5 million and 3.6 million Holding units for $218 million and $93 million respectively. These amounts reflect open-market purchases of 5.8 million and 0.3 million Holding units for $151 million and $7 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2015, AB granted to employees and eligible directors 7.4 million restricted AB Holding unit awards (including 7.0 million granted in December for 2015 year-end awards). During 2014, AB granted to employees and eligible directors 7.6 million restricted AB Holding awards (including 6.6 million granted in December 2013 for 2014 year-end awards). Prior to third quarter 2014, AB funded these awards by allocating previously repurchased Holding units that had been held in its consolidated rabbi trust.

   During 2015 and 2014, AB Holding issued 0.5 million and 1.1 million Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $9 million and $19 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued Holding units.

   Effective July 1, 2013, management of AB and AB Holding retired all unallocated Holding units in AB's consolidated rabbi trust. To retire such units, AB delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AB units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AB's and AB Holding's units outstanding decreased by approximately
   13.1 million units. AB and AB Holding intend to retire additional units as AB purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AB units, as was done in December 2013.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AB totaling $173 million, $173 million and $156 million for 2015, 2014 and 2013, respectively. The cost of the 2015 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AB 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and eligible directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued Holding units. As of December 31, 2015, 302,443 options to buy Holding units had been granted and 47.2 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 12.5 million Holding units were available for grant as of December 31, 2015.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $      (36) $    (552) $      197
  Deferred (expense) benefit.................       (150)    (1,143)      1,876
                                              ----------  ---------  ----------
Total........................................ $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)

Expected income tax (expense) benefit........ $     (578) $  (2,140) $    1,858
Noncontrolling interest......................        124        119         101
Separate Accounts investment activity........        181        116         122
Non-taxable investment income (loss).........          8         12          20
Tax audit interest...........................          1         (6)        (14)
State income taxes...........................          1         (4)         (6)
AB Federal and foreign taxes.................          2          4           2
Tax settlement...............................         77        212          --
Other........................................         (2)        (8)        (10)
                                              ----------  ---------  ----------
Income tax (expense) benefit................. $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   In second quarter 2014 the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                                  DECEMBER 31, 2015         December 31, 2014
                                              ------------------------- -------------------------
                                               ASSETS     LIABILITIES    Assets     Liabilities
                                              --------- --------------- --------- ---------------
                                                                 (IN MILLIONS)

Compensation and related benefits............ $     110 $            -- $     150 $            --
Reserves and reinsurance.....................        --           1,740        --           1,785
DAC..........................................        --           1,253        --           1,162
Unrealized investment gains or losses........        --             134        --             614
Investments..................................        --           1,437        --           1,490
Net operating losses and credits.............       424              --       512              --
Other........................................        --              25       112              --
                                              --------- --------------- --------- ---------------
Total........................................ $     534 $         4,589 $     774 $         5,051
                                              ========= =============== ========= ===============

   As of December 31, 2015, the Company had $424 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2015, $255 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately $103 million would need to be provided if such earnings were remitted.

   At December 31, 2015 and 2014, of the total amount of unrecognized tax benefits $344 million and $397 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2015 and 2014 were $52 million and $77 million, respectively. For 2015, 2014 and 2013, respectively, there were $(25) million, $(43) million and $15 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                 2015       2014      2013
                                              ---------  ---------  --------
                                                       (IN MILLIONS)

Balance at January 1,........................ $     475  $     592  $    573
Additions for tax positions of prior years...        44         56        57
Reductions for tax positions of prior years..      (101)      (181)      (38)
Additions for tax positions of current year..        --          8        --
                                              ---------  ---------  --------
Balance at December 31,...................... $     418  $     475  $    592
                                              =========  =========  ========

   During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns. The IRS commenced their examination of the 2008 and 2009 tax years in 2015. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                          DECEMBER 31,
                                              -----------------------------------
                                                 2015        2014         2013
                                              ----------  ----------  -----------
                                                         (IN MILLIONS)

Unrealized gains (losses) on investments..... $      241  $    1,122  $       153
Foreign currency translation adjustments.....        (58)        (33)         (12)
Defined benefit pension plans................        (12)       (780)        (757)
                                              ----------  ----------  -----------
Total accumulated other comprehensive income
  (loss).....................................        171         309         (616)
                                              ----------  ----------  -----------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................         57          42           13
                                              ----------  ----------  -----------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $      228  $      351  $      (603)
                                              ==========  ==========  ===========

   Immediately preceding the Assumption Transaction, the AXA Equitable QP had approximately $1,193 million unrecognized net actuarial losses in AOCI that were transferred to AXA Financial, resulting in an increase in AOCI and a decrease in additional paid in capital of $1,193 million ($772 million net of tax), the net impact to AXA Equitable's consolidated Shareholder's Equity was $0.

   The components of OCI for the past three years, net of tax, follow:

                                                  2015        2014       2013
                                               ----------  ---------  ----------
                                                         (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period......... $      (25) $     (21) $      (12)
  (Gains) losses reclassified into net
   earnings (loss) during the period..........         --         --          --
                                               ----------  ---------  ----------
  Foreign currency translation adjustment.....        (25)       (21)        (12)
                                               ----------  ---------  ----------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year............................     (1,020)     1,043      (1,550)
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/.......         12         37          49
                                               ----------  ---------  ----------
Net unrealized gains (losses) on investments..     (1,008)     1,080      (1,501)
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other...................................        127       (111)        302
                                               ----------  ---------  ----------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $(480), $529 and
  $(654)).....................................       (881)       969      (1,199)
                                               ----------  ---------  ----------
Change in defined benefit plans:
  Net gain (loss) arising during the year.....         --        (95)        198
  Prior service cost arising during the year..         --         --          --
  Less: reclassification adjustments to net
  earnings (loss) for:/(2)/
   Amortization of net (gains) losses
     included in net periodic cost............         (4)        72         101
   Amortization of net prior service credit
     included in net periodic cost............         --         --          --
                                               ----------  ---------  ----------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(15) and $161).......................         (4)       (23)        299
                                               ----------  ---------  ----------
Total other comprehensive income (loss), net
  of income taxes.............................       (910)       925        (912)
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest.....         15         29          (8)
                                               ----------  ---------  ----------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable............... $     (895) $     954  $     (920)
                                               ==========  =========  ==========

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(6) million, $(19) million and $(26) million for 2015, 2014 and 2013, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $(39) million and $(54) million for 2015, 2014 and 2013, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2016 and the four successive years are $216 million, $215 million, $201 million, $189 million, $166 million and $946 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2016 and the four successive years is $32 million, $31 million, $30 million, $30 million, $13 million and $67 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2015, 2014 and 2013, respectively, AXA Equitable recorded $3 million, $42 million and $85 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 and 2013 included pre-tax charges of $25 million and $52 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                       DECEMBER 31,
                                              -----------------------------
                                                2015       2014      2013
                                              --------  ---------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    113  $     122  $     52
Additions....................................       10         21       140
Cash payments................................      (32)       (24)      (66)
Other reductions.............................       (2)        (6)       (4)
                                              --------  ---------  --------
Balance, End of Year......................... $     89  $     113  $    122
                                              ========  =========  ========

   During 2013, AB recorded $28 million of pre-tax real estate charges related to a global office space consolidation plan. The charges reflected the net present value of the difference between the amount of AB's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges. Included in the 2013, real estate charge was a charge of $17 million related to additional sublease losses resulting from the extension of sublease marketing periods. AB will compare current sublease market conditions to those assumed in their initial write-offs and record any adjustments if necessary.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2015, these arrangements include commitments by the Company to provide equity financing of $568 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2015. The Company had $866 million of commitments under existing mortgage loan agreements at December 31, 2015.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $400 million for the three of SCB LLC's three uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $361 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2015 AB had funded $32 million of this commitment.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2015, AB had funded $1 million of this commitment.

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2015, AB had funded $6 million of this commitment.

   In December 2015, AB provided a 60 day guarantee to a commercial bank for borrowings by a company-sponsored fund up to a maximum of $50 million. The bank provided the fund with a limited partner subscription line for the unfunded commitments of the fund's limited partners. The fund is expected to repay the bank by calling capital from the limited partners. To the extent the fund is not able to repay the loan to the bank, AB will repay the loan under the guarantee, up to $50 million. The fund will repay AB for all amounts paid by AB under the guarantee.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") ("Sivolella Litigation"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and AXA Equitable FMG filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. AXA Equitable FMG ("Sanford Litigation"). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to AXA Equitable FMG for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

   In April 2013, the plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the Investment Company Act for recovery of alleged excessive fees paid to AXA Equitable FMG in its capacity as administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs' experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of defendants' experts. In August 2015, the Court denied Plaintiffs' motions in limine and also denied both parties motions for summary judgment. The trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments are scheduled to occur in May 2016 following post-trial briefing.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, entitled Andrew Yale, on behalf of himself and all others similarly situated v. AXA Life Insurance Company F/K/A AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In June 2014, AXA Equitable filed a motion to dismiss the complaint on procedural grounds, which was denied in October 2014. In February 2015, plaintiffs substituted two new named plaintiffs and the action is now entitled Ross v. AXA Equitable Life Insurance Company. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In August 2015, plaintiffs filed a notice of appeal.

   In April 2015, the same plaintiffs' law firm filed a second action in the United States District Court for the Southern District of New York on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief (return of all premium paid by class members) as the first action on behalf of life insurance policyholders. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as Ross. In October 2015, plaintiff filed a notice of appeal.

   A lawsuit was filed in the Supreme Court of the State of New York, County of Westchester, Commercial Division ("New York state court") in June 2014, entitled Jessica Zweiman, Executrix of the Estate of Anne Zweiman, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of "all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the ATM Strategy, and who suffered injury as a result thereof." Plaintiff asserts that AXA Equitable breached the variable annuity contracts by implementing the volatility management tool. The lawsuit seeks unspecified damages. In July 2014, AXA Equitable filed a notice of removal to the United States District Court for the Southern District of New York. In September 2015, the New York federal district court granted AXA Equitable's motion to dismiss the Complaint. In October 2015, plaintiff filed a notice of appeal. In February 2016, plaintiff voluntarily dismissed her appeal.

   In November 2014, one of the plaintiff's law firms in Zweiman filed a separate lawsuit entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company in the Superior Court of New Jersey, Camden County ("New Jersey state court"). This lawsuit is a putative class action on behalf of "all AXA [Equitable] variable life insurance policyholders who allocated funds from their Policy Accounts to investments in AXA's Separate Accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof" and asserts a claim for breach of contract similar to the claim in Zweiman. In February 2016, the New Jersey State Court dismissed the Complaint.

   In August 2015, another of the plaintiff's law firms in Zweiman filed a third lawsuit entitled Richard T. O'Donnell, on behalf of himself and all other similarly situated v. AXA Equitable Life Insurance Company in Connecticut Superior Court, Judicial Division of New Haven ("Connecticut state court"). This lawsuit purports to cover the same class definition, makes substantially the same allegations, and seeks the same relief as in Zweiman. In November 2016, the Connecticut federal district court transferred the action to the United States District Court for the Southern District of New York.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AB received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AB Limited (one of AB's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. Philips has alleged damages ranging between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. AB believes that it has strong defenses to these claims, which were set forth in AB's October 12, 2012 response to the Letter of Claim and AB's June 27, 2014 Statement of Defence in response to the Claim, and AB intends to defend this matter vigorously.

           ---------------------------------------------------------

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. In addition, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against businesses in the jurisdictions in which AXA Equitable and its subsidiaries do business, including actions and proceedings related to alleged discrimination, alleged breaches of fiduciary duties in connection with qualified pension plans and other general business-related matters. Some of the matters have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,525 million during 2016. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2015, 2014 and 2013, respectively, AXA Equitable's statutory net income (loss) totaled $2,038 million, $1,664 million and $(28) million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,895 million and $5,793 million at December 31, 2015 and 2014, respectively. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends. In 2013, AXA Equitable paid $234 million in shareholder dividends and transferred approximately
   10.9 million in Units of AB (fair value of $234 million) in the form of a dividend to AEFS.

   At December 31, 2015, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014 and 2013 AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million and $500 million, respectively, of outstanding surplus notes to AXA Financial.

   At December 31, 2015 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2015.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2015         2014        2013
                                              ----------  -----------  ----------
                                                         (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/............................... $    6,822  $    12,656  $      (54)
Investment Management/(2)/...................      3,025        3,011       2,915
Consolidation/elimination....................        (28)         (27)        (21)
                                              ----------  -----------  ----------
Total Revenues............................... $    9,819  $    15,640  $    2,840
                                              ==========  ===========  ==========

  /(1)/Includes investment expenses charged by AB of approximately $45 million, $40 million and $37 million for 2015, 2014 and 2013, respectively, for services provided to the Company.
  /(2)/Intersegment investment advisory and other fees of approximately $73 million, $67 million and $58 million for 2015, 2014 and 2013, respectively, are included in total revenues of the Investment Management segment.

                                                  2015        2014        2013
                                              -----------  ---------- -----------
                                                         (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM OPERATIONS,
BEFORE INCOME TAXES:
Insurance.................................... $     1,033  $    5,512 $    (5,872)
Investment Management/(1)/...................         618         603         564
Consolidation/elimination....................          (1)         --          (1)
                                              -----------  ---------- -----------
Total Earnings (Loss) from Operations,
  before Income Taxes........................ $     1,650  $    6,115 $    (5,309)
                                              ===========  ========== ===========

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                             DECEMBER 31,
                                                        ----------------------
                                                           2015        2014
                                                        ----------  ----------
                                                             (IN MILLIONS)
SEGMENT ASSETS:
Insurance.............................................. $  182,738  $  184,018
Investment Management..................................     11,895      11,990
Consolidation/elimination..............................         (7)         (3)
                                                        ----------  ----------
Total Assets........................................... $  194,626  $  196,005
                                                        ==========  ==========

   In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $460 million and $415 million which have been segregated in a special reserve bank custody account at December 31, 2015 and 2014, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2015 and 2014 are summarized below:

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------- -----------  ------------ ------------
                                                                (IN MILLIONS)
2015
----
Total Revenues............................... $    3,567 $       220   $     5,714 $        318
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,437 $     1,973   $     2,375 $      1,384
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $      854 $    (1,025)  $     2,275 $       (640)
                                              ========== ===========   =========== ============

2014
----
Total Revenues............................... $    3,706 $     3,524   $     3,754 $      4,656
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,195 $     2,342   $     2,186 $      2,802
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $    1,056 $     1,038   $     1,077 $      1,249
                                              ========== ===========   =========== ============

EQUI-VEST(R) Strategies (Series 901)

A group flexible premium deferred variable annuity contract


PROSPECTUS DATED MAY 1, 2016


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(R) STRATEGIES?

EQUI-VEST(R) Strategies is a group-deferred annuity contract ("contract") issued by AXA EQUITABLE LIFE INSURANCE COMPANY. Either the plan trustee or the employer will be the EQUI-VEST(R) Strategies contract holder. Certain rights may be exercised by employees covered under an employer's plan (the "participants"). These rights will be summarized in a participation certificate ("certificate") provided to each participant. EQUI-VEST(R) Strategies provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, our guaranteed interest option or the account for special dollar cost averaging ("investment options").

This prospectus is a disclosure document and describes all of the certificate's material features, benefits, rights and obligations, as well as other information. The description of the certificate's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the certificate are changed after the date of this prospectus in accordance with the certificate, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The certificate should also be read carefully. You have the right to cancel your certificate within a certain number of days after receipt of the certificate.

The contract may not currently be available in all states. All optional features and benefits described in this prospectus may not be available at the time you purchase the certificate. We have the right to restrict availability of any optional feature or benefit. We can refuse to accept any application or contribution from you at any time, including after you purchase the certificate.

We offer the EQUI-VEST(R) Strategies contract to fund two types of "plans":
Section 403(b) (also referred to as "TSA" plans or contracts) or governmental employer Section 457(b) plans (also referred to as "EDC" plans or contracts) (together "plans"). The EQUI-VEST(R) Strategies contract is available to plans that meet our requirements, which may include requirements regarding plan vesting provisions. The contract may not be available in all states or for both types of plans.

VARIABLE INVESTMENT OPTIONS

FIXED INCOME

--------------------------------------------------------------------------------
.. American Funds Insurance Series(R) Bond Fund/SM/

.. AXA/DoubleLine Opportunistic Core Plus Bond

.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS
.. EQ/High Yield Bond
.. EQ/Intermediate Government Bond
.. EQ/Money Market
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. Invesco V.I. High Yield
.. Ivy Funds VIP High Income
.. Multimanager Core Bond
.. Templeton Global Bond VIP
--------------------------------------------------------------------------------

DOMESTIC EQUITY
--------------------------------------------------------------------------------
.. American Century VP Mid Cap Value
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility

.. AXA/AB Small Cap Growth

.. AXA/Franklin Small Cap Value Managed Volatility

.. AXA/Horizon Small Cap Value

.. AXA/Large Cap Core Managed Volatility
.. AXA/Large Cap Growth Managed Volatility
.. AXA/Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. AXA/Mutual Large Cap Equity Managed Volatility

.. AXA/Pacific Global Small Cap Value

.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/Boston Advisors Equity Income
.. EQ/Calvert Socially Responsible
.. EQ/Common Stock Index
.. EQ/Equity 500 Index
.. EQ/GAMCO Small Company Value
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/Mid Cap Index
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Equity Income
.. Fidelity(R) VIP Mid Cap
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Diversified Dividend
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy Funds VIP Energy
.. Ivy Funds VIP Mid Cap Growth
.. Ivy Funds VIP Small Cap Growth
.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Technology
.. MFS(R) Utilities
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. Oppenheimer Main Street Fund(R)/VA

.. PIMCO VIT CommodityRealReturn(R) Strategy
.. VanEck VIP Global Hard Assets

--------------------------------------------------------------------------------

INTERNATIONAL/GLOBAL
--------------------------------------------------------------------------------
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility

.. AXA SmartBeta Equity

.. AXA/Templeton Global Equity Managed Volatility

.. Charter International Moderate

.. EQ/Emerging Markets Equity PLUS
.. EQ/International Equity Index
.. EQ/MFS International Growth
.. EQ/Oppenheimer Global
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value


--------------------------------------------------------------------------------

ASSET ALLOCATION
--------------------------------------------------------------------------------
.. All Asset Aggressive - Alt 25
.. All Asset Growth - Alt 20
.. All Asset Moderate Growth - Alt 15

.. AXA/AB Dynamic Moderate Growth*

.. AXA Aggressive Allocation

.. AXA Balanced Strategy*

.. AXA Conservative Allocation

.. AXA Conservative Growth Strategy*
.. AXA Conservative Strategy*

.. AXA Conservative-Plus Allocation
.. AXA/Franklin Balanced Managed Volatility
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Moderate Allocation

.. AXA Moderate Growth Strategy*

.. AXA Moderate-Plus Allocation

.. Charter Real Assets

.. Target 2015 Allocation
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation

.. Target 2055 Allocation

--------------------------------------------------------------------------------

* These are the only variable investment options available in connection with the Personal Income Benefit and are collectively referred to as the Personal Income Benefit variable investment options. Please note that they are also available without the Personal Income Benefit. For more information, see "What are your investment options under the contract?" under "Contract features and benefits" later in this prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                      EV Strategies 901 (IF/NB)

                                                                         #71424

You allocate amounts to the variable investment options selected by your employer. Each variable investment option is a subaccount of Separate Account
A. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") that is part of one of the trusts (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the account for special dollar cost averaging if your employer elects to make them available under the contract. These investment options are discussed later in this prospectus. Amounts allocated in connection with the Personal Income Benefit are limited to the Personal Income Benefit variable investment options -- the AXA Balanced Strategy, the AXA Conservative Growth Strategy, the AXA Conservative Strategy, the AXA Moderate Growth Strategy and the AXA/AB Dynamic Moderate Growth.

Minimum contribution amounts of $20 may be made under the contract.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2016, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling
(800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

Contents of this Prospectus


--------------------------------------------------------------------------------


             Index of key words and phrases                      5
             Who is AXA Equitable?                               6
             How to reach us                                     7
             EQUI-VEST(R) Strategies (Series 901) group
               annuity contract at a glance -- key features      9

             ------------------------------------------------------
             FEE TABLE                                          11
             ------------------------------------------------------

             Examples: EQUI-VEST(R) Strategies contracts        12
             Condensed financial information                    13

             ------------------------------------------------------
             1. CONTRACT FEATURES AND BENEFITS                  14
             ------------------------------------------------------
             How you can contribute to your certificate         14
             How EQUI-VEST(R) Strategies is available           15
             How contributions can be made                      15
             What are your investment options under the
               contract?                                        15
             Portfolios of the Trusts                           17
             Selecting your investment method                   29
             ERISA considerations for employers                 30
             Allocating your contributions                      30
             Unallocated account                                32
             Personal Income Benefit                            32
             Death benefit                                      38
             Your right to cancel within a certain number of
               days                                             39

             ------------------------------------------------------
             2. DETERMINING YOUR CERTIFICATE'S VALUE            40
             ------------------------------------------------------
             Your account value and cash value                  40
             Your certificate's value in the variable
               investment options                               40
             Your certificate's value in the guaranteed
               interest option and the account for special
               dollar cost averaging                            40
             Insufficient account value                         40

             ------------------------------------------------------
             3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
               OPTIONS                                          41
             ------------------------------------------------------
             Transferring your account value                    41
             Disruptive transfer activity                       41
             Automatic transfer options                         42
             Investment simplifier                              42
             Rebalancing your account value                     43
             ProNvest Managed Account Service                   44


-------------
"We,""our," and "us" refer to AXA Equitable.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is the participant.

When we use the word "contract" we mean the group contract issued to the plan trustee or employer ("contract holder,"). When we use the word "certificate," we mean the participation certificate that summarizes the rights of each participant covered under the group contract.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             4. ACCESSING YOUR MONEY                            45
             ------------------------------------------------------
             Withdrawing your account value                     45
             How withdrawals are taken from your account value  49
             Loans                                              49
             Termination of participation                       50
             When to expect payments                            50
             Your annuity payout options                        51

             ------------------------------------------------------
             5. CHARGES AND EXPENSES                            53
             ------------------------------------------------------
             Charges under the contracts                        53
             Charges that the Trusts deduct                     55
             Variations in charges                              56

             ------------------------------------------------------
             6. PAYMENT OF DEATH BENEFIT                        57
             ------------------------------------------------------
             Your beneficiary and payment of benefit            57
             How death benefit payment is made                  57
             Beneficiary continuation option                    57

             ------------------------------------------------------
             7. TAX INFORMATION                                 60
             ------------------------------------------------------
             Tax information and ERISA matters                  60
             Choosing a contract to fund a retirement
               arrangement                                      60
             Special rules for tax-favored retirement plans     60
             Additional "Saver's Credit" for salary reduction
               contributions to certain plans                   61
             Tax-sheltered annuity arrangements (TSAs)          61
             Distributions from TSAs                            63
             Public employee deferred compensation plans (EDC
               Plans)                                           66
             ERISA matters                                      70
             Certain rules applicable to plans designed to
               comply with Section 404(c) of ERISA              70
             Federal and state income tax withholding and
               information reporting                            70
             Federal income tax withholding on periodic
               annuity payments                                 70
             Federal income tax withholding on non-periodic
               annuity payments (withdrawals) which are not
               eligible rollover distributions                  71
             Mandatory withholding eligible rollover
               distributions                                    71
             Impact of taxes to AXA Equitable                   71

             ------------------------------------------------------
             8. MORE INFORMATION                                72
             ------------------------------------------------------
             About our Separate Account A                       72
             About the Trusts                                   72
             About the general account                          72
             Dates and prices at which certificate events occur 73
             About your voting rights                           73
             Cybersecurity                                      74
             Statutory compliance                               74
             About legal proceedings                            74
             Financial statements                               74
             Transfers of ownership, collateral assignments,
               loans, and borrowing                             74
             Funding changes                                    74
             Distribution of the contracts                      74

             ------------------------------------------------------
             APPENDICES
             ------------------------------------------------------
               I   --   Condensed financial information           I-1
              II   --   Death benefit example                    II-1
             III   --   State contract availability and/or
                          variations of certain features and
                          benefits                              III-1
              IV   --   Contract variations                      IV-1

             ---------------------------------------------------------
             STATEMENT OF ADDITIONAL INFORMATION
               Table of contents
             ---------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                                PAGE

         account for special dollar cost averaging                 29
         account value                                             40
         annuity payout options                                    51
         AXA Equitable Access Account                              57
         beneficiary                                               57
         beneficiary continuation option                           57
         business day                                              73
         cash value                                                40
         certificate                                                1
         contributions                                             14
         disruptive transfer activity                              41
         DOL                                                       30
         EDC                                                        1
         ERISA                                                     30
         elective deferral contributions                           61
         Guaranteed Annual Withdrawal Amount                       33
         guaranteed interest option                                29
         Guaranteed Transfer Withdrawal Rate                       33
         Guaranteed Withdrawal Rate                                33
         investment options                                         1
         market timing                                             41
         maturity date                                             52
         Non-Personal Income Benefit account value                 40
         Online Account Access                                      7

                                                                PAGE

          partial withdrawals                                      46
          participant                                            1, 3
          participation date                                       14
          participation date anniversary                           14
          participation year                                       14
          Personal Income Benefit                                  32
          Personal Income Benefit charge                           55
          Personal Income Benefit account value                    32
          Personal Income Benefit variable investment options      32
          plan operating expense charge                            55
          portfolio                                                 1
          processing office                                         7
          Ratchet Base                                             34
          Required Beginning Date                                  68
          SAI                                                       1
          SEC                                                       1
          salary reduction contributions                           61
          special dollar cost averaging                            29
          TOPS                                                      7
          TSA                                                   1, 61
          Trusts                                                1, 72
          unit                                                     40
          unit investment trust                                    72
          variable investment options                           1, 16

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
account value                          Annuity Account Value

Personal Income Benefit account value  Personal Income Benefit Annuity
                                       Account Value

unit                                   Accumulation unit

unit value                             Accumulation unit value
-----------------------------------------------------------------------------

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------



We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $573.0 billion in assets as of December 31, 2015. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R)
  Unit Annuity Lockbox
  P.O. Box 13463
  Newark, NJ 07188-0463

FOR TSA AND GOVERNMENTAL EMPLOYER EDC LOAN REPAYMENTS SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R)
  Loan Repayments Lockbox
  P.O. Box 13463
  Newark, NJ 07188-0496

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  AXA Equitable
  JPMorganchase
  EQUI-VEST Lockbox #13463
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail packages
  Attn: Extraction Supervisor, (718) 242-0716
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  P.O. Box 4956
  Syracuse, NY 13221-4956

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  100 Madison Street, Suite 1000
  Syracuse, NY 13202

                              -------------------

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE

..   confirmation notices of financial transactions; and

..   quarterly statements of your contract values as of the close of each calendar quarter including your Guaranteed Annual Withdrawal Amount, if applicable, as of the beginning and end of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.
--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   the daily unit values for the variable investment options; and

..   the Guaranteed Withdrawal Rate and the Guaranteed Transfer Withdrawal Rate.

You can also:

..   change your allocation percentages and/or transfer among the Non - Personal
    Income Benefit variable investment options and the guaranteed interest option; and

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only).

Under TOPS only you can:

..   elect the investment simplifier.

Under Online Account Access only you can:

..   elect to receive certain contract statements electronically;

..   change your address;


..   make loan repayments subject to contract availability;


..   access "Frequently Asked Questions" and certain service forms; and

..   obtain performance information regarding the variable investment options.

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free (800) 755-7777. You may use Online Account Access by visiting our

                             WHO IS AXA EQUITABLE?

website at www.axa.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine.

For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).

We reserve the right to discontinue offering TOPS at any time in the future.
--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.
--------------------------------------------------------------------------------
 TOLL-FREE TELEPHONE SERVICE:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)election of the investment simplifier;

(2)election of the automatic deposit service (TSA certificates only);

(3)election of the rebalancing program;


(4)election of required minimum distribution ("RMD") automatic withdrawal option;


(5)election of Beneficiary continuation option;

(6)transfer/rollover of assets to another carrier;

(7)request for a loan (where plan permits loans);

(8)tax withholding election;

(9)certificate surrender and withdrawal requests;

(10)requests to make an initial allocation to the Personal Income Benefit variable investment options;

(11)election to begin withdrawals under the Personal Income Benefit;

(12)election of automatic transfer of the principal portion of loan repayments to your investment options according to your investment allocation instructions currently on file;

(13)requests for enrollment in either our Maximum payment plan or Customized payment plan (for the Personal Income Benefit only); and

(14)death claims.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)address changes;

(2)beneficiary changes;

(3)transfers among investment options; and

(4)special dollar cost averaging.

We anticipate requiring status documentation in the case of certain changes of ownership or address changes where Foreign Account Tax Compliance Act ("FATCA") withholding could be required. See "Tax Information" later in this Prospectus.

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)investment simplifier;

(2)rebalancing program;

(3)systematic withdrawals;

(4)the date annuity payments are to begin; and

(5)special dollar cost averaging

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your certificate number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests is the participant and in some cases the employer, if the plan requires it.

                             WHO IS AXA EQUITABLE?

EQUI-VEST(R) Strategies (Series 901) group annuity contract at a glance -- key features

--------------------------------------------------------------------------------


PROFESSIONAL INVESTMENT      EQUI-VEST(R) Strategies' variable investment options invest
MANAGEMENT                   in different portfolios sub-advised by professional
                             investment advisers.
-----------------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS  The variable investment options for which information is provided in this prospectus are available under the
                             contract, subject to state regulatory approval and
                             availability under your employer's plan.
-----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION   .   Principal and interest guarantees
                             .   Interest rates set periodically
-----------------------------------------------------------------------------------------
TAX CONSIDERATIONS           .   No tax on earnings inside the contract until you make
                                 withdrawals from your certificate or receive annuity
                                 payments.
                             ------------------------------------------------------------
                             .   No tax on transfers among investment options inside the
                                 contract.
                             ------------------------------------------------------------
                             Because you are purchasing or contributing to an annuity
                             contract to fund a tax-qualified employer sponsored
                             retirement arrangement, you should be aware that such
                             contracts do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code (the "Code").
                             Before purchasing one of these contracts, employers should consider whether its features and benefits beyond tax
                             deferral meet participant's needs and goals. Employers may also want to consider the relative features, benefits and
                             costs of these contracts with any other investment that
                             participants may use in connection with their retirement
                             plan or arrangement. Depending on the participant's
                             personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum
                             distributions. (For more information, see "Tax information"
                             later in this prospectus.)
-----------------------------------------------------------------------------------------
PERSONAL INCOME BENEFIT      If available, the Personal Income Benefit guarantees that
                             you can take withdrawals from your Personal Income Benefit account value up to your Guaranteed Annual Withdrawal
                             Amount beginning at age 65 or later and subject to a
                             distributable event. (For example, the plan terminates or
                             when you are no longer employed by the employer sponsoring the plan. Some plans, however, may allow participants to
                             begin taking Guaranteed Annual Withdrawal Amount payments
                             while still employed by the employer sponsoring the plan.)
                             Withdrawals of your Guaranteed Annual Withdrawal Amount
                             between the ages of 59 1/2 and 65 are available but will
                             result in a reduced Guaranteed Annual Withdrawal Amount.
                             Withdrawals are taken from your Personal Income Benefit
                             account value and continue during your lifetime even if
                             your Personal Income Benefit account value falls to zero
                             (unless the reduction to zero is caused by a withdrawal
                             that exceeds your Guaranteed Annual Withdrawal Amount).
                             EARLY WITHDRAWALS FROM YOUR PERSONAL INCOME BENEFIT ACCOUNT
                             VALUE OR WITHDRAWALS FROM YOUR PERSONAL INCOME BENEFIT
                             ACCOUNT VALUE THAT EXCEED YOUR GUARANTEED ANNUAL WITHDRAWAL
                             AMOUNT MAY SIGNIFICANTLY REDUCE OR ELIMINATE THE VALUE OF
                             THE PERSONAL INCOME BENEFIT. Amounts allocated in
                             connection with the Personal Income Benefit feature are
                             limited to the Personal Income Benefit variable investment options. You generally may not transfer amounts out of the
                             Personal Income Benefit variable investment options to the
                             Non-Personal Income Benefit investment options. For more
                             information, see "Personal Income Benefit" in "Contract
                             features and benefits" later in this prospectus.
-----------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS         .   $20 (minimum) each contribution
                             .   Maximum contribution limitations apply to all contracts
                             ------------------------------------------------------------
                             In general, contributions are limited to $1.5 million
                             ($500,000 for owners or annuitants who are age 81 and older at issue) under all EQUI-VEST(R) series, EQUI-VEST At
                             Retirement(R) and At Retirement/SM/ contracts with the same participant or owner. Also, we may refuse to accept any
                             contribution if the sum of all contributions under all AXA
                             Equitable annuity accumulation contracts/certificates of
                             which you are owner or under which you are the participant would total $2,500,000. Upon advance notice to you, we may exercise certain rights we have under the
                             contract/certificate regarding contributions. We may also, at any time, exercise our right to close a variable
                             investment option to new contributions or transfers. For
                             more information, see "How you can contribute to your
                             certificate" in "Contract features and benefits" later in
                             this prospectus.
-----------------------------------------------------------------------------------------

EQUI-VEST(R) STRATEGIES (SERIES 901) GROUP ANNUITY CONTRACT AT A GLANCE -- KEY
                                   FEATURES

--------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY      .   Partial withdrawals
                          .   Loans (if permitted by the plan)
                          .   Withdrawals of your Guaranteed Annual Withdrawal Amount
                              (if you funded the Personal Income Benefit feature)
                          .   Several periodic withdrawal options
                          .   Certificate surrender
                          Withdrawals are subject to the terms of the plan and may be limited. You may incur a withdrawal charge for certain
                          withdrawals or if you surrender your certificate. You may
                          also incur income tax and a penalty tax.
--------------------------------------------------------------------------------------
DEATH BENEFIT PROTECTION  The contract provides a death benefit for the beneficiary.
                          The death benefit is equal to the account value or the
                          standard death benefit, whichever is higher. However, if
                          you elect the enhanced death benefit, the death benefit is equal to your account value (less any outstanding loan and accrued loan interest) or the enhanced death benefit,
                          whichever is higher.
--------------------------------------------------------------------------------------
PAYOUT OPTIONS            .   Fixed annuity payout options
                          .   Variable Immediate Annuity payout options (described in
                              a separate prospectus for that option)
--------------------------------------------------------------------------------------
ADDITIONAL FEATURES       .   Dollar cost averaging by automatic transfers
                             -- Special dollar cost averaging

                          .   Investment simplifier
                             -- Interest sweep option
                             -- Fixed dollar option

                          .   Rebalancing of your Non-Personal Income Benefit account
                              value (quarterly, semiannually, and annually)

                          .   No charge on transfers among investment options

                          .   Waiver of withdrawal charge under certain circumstances

                          .   Beneficiary continuation option
--------------------------------------------------------------------------------------
FEES AND CHARGES          Please see "Fee table" later in this prospectus for
                          complete details.
--------------------------------------------------------------------------------------
PARTICIPANT ISSUE AGES    .   18-85
--------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY, OR MAY BE IMPOSED BY EMPLOYERS UNDER THEIR PLANS. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES. YOUR EMPLOYER MAY ELECT NOT TO OFFER ALL OF THE INVESTMENT OPTIONS UNDER THE CONTRACT AS DESCRIBED IN THIS PROSPECTUS. PLEASE SEE APPENDIX III LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

The general obligations and any guaranteed benefits under the contract, including the Personal Income Benefit, are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. Owners and participants should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

For more detailed information, we urge you to read the contents of this prospectus, as well as your certificate. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The group deferred annuity contract, your participation certificate and any endorsements, riders and data pages are the entire contract between you and AXA Equitable. The prospectus and participation certificate should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your certificate, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this prospectus for additional information.

The EQUI-VEST(R) contract and its riders are made available to either all plan participants or, in the case of the Personal Income Benefit, a group of plan participants. For retirement plans subject to nondiscrimination testing, we believe that a plan's offering of the Personal Income Benefit does not discriminate in favor of highly compensated employees because it satisfies both the current availability and the effective availability tests of Treasury Regulation section 1.401(a)(4)-4. However, plan sponsors should consult with an independent tax or ERISA advisor to discuss use of the Personal Income Benefit in the specific context of a plan subject to such testing.

EQUI-VEST(R) STRATEGIES (SERIES 901) GROUP ANNUITY CONTRACT AT A GLANCE -- KEY
                                   FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering an EQUI-VEST(R) Strategies certificate. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you make certain withdrawals, surrender your certificate, purchase a Variable Immediate Annuity payout option or make certain transfers and rollovers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU
REQUEST CERTAIN TRANSACTIONS
-----------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of the
amount withdrawn (deducted when you surrender your
certificate or make certain withdrawals)/(1)/            6.00%

Charge for third-party transfer or direct rollover/(2)/  $65 maximum per participant for each occurance currently $25 per participant for each occurance

Plan loan charges/(3)/                                   $25 maximum per loan when loan is made + $6.25 per
                                                         quarter.

Special services charges

  .   Wire transfer charge/(4)/                          $90 (current and maximum)

  .   Express mail charge/(4)/                           $35 (current and maximum)
-----------------------------------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you participate in the contract, not including underlying
Trust portfolio fees and expenses.

CHARGES WE PERIODICALLY DEDUCT FROM YOUR ACCOUNT VALUE/(5)/
-------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge -- (deducted         The lesser of a current charge of $30 (maximum $65) or
annually from your account value)                         2% of your account value plus any prior withdrawals
                                                          during the participation year./(6)/

CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS
EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------

Separate Account annual expenses/(7)/                     0% to 1.15% (maximum)

CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU
ELECT THE ENHANCED DEATH BENEFIT
----------------------------------------------------------------------------

Enhanced death benefit charge (as a percentage of your
account value) is deducted annually on each
participation date anniversary                            0.15% (maximum)

--------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR PERSONAL INCOME BENEFIT ACCOUNT VALUE EACH YEAR IF YOU
 ELECT THE FOLLOWING BENEFIT
--------------------------------------------------------------------------------------
Personal Income Benefit charge (calculated as a
percentage of your Personal Income Benefit account
value)/(8)/                                             1.00% (current and maximum)

Please see "Personal Income Benefit" in "Contract features
and benefits" for more information about this feature, and
"Personal Income Benefit charge" in "Charges and expenses"
later in this prospectus.
-----------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own your certificate. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.

-------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 (expenses that are deducted from portfolio  Lowest Highest
assets including management fees, 12b-1 fees, service fees, and/or other expenses(*)           0.61%  3.96%
-------------------------------------------------------------------------------------------------------------


Notes:


(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2017 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2017. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

                                   FEE TABLE

---------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 after the effect of Expense Limitation Arrangements/(9)/  Lowest Highest
                                                                                                             0.61%  1.45%
---------------------------------------------------------------------------------------------------------------------------

   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

(1)For some groups, withdrawal charges may be based on contributions withdrawn.

(2)This charge will never exceed 2% of the amount disbursed or transferred.

(3)The charges are expressed on a per plan participant basis.

(4)Unless you specify otherwise, this charge will be deducted from the amount you request.

(5)Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to your certificate. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer's designee. Please refer to your certificate for more information.

(6)If the certificate is surrendered or annuitized, or a death benefit is paid on any date other than a certificate anniversary, we will deduct a pro rata portion of the annual administrative charge for that year.

(7)These charges compensate us for mortality and expense risks, and administrative and financial accounting expenses we incur under the contract. A portion of this charge is for providing the death benefit. For TSA contracts issued in Texas under a Texas ORP Plan, the total Separate Account charges and the total portfolio operating expenses of the Trusts when added together are not permitted to exceed 2.75%.

(8)If the certificate is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped on any date other than your participation date anniversary, we will deduct a pro rata portion of the charge for that year.


(9)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Charter Small Cap Growth Portfolio and Charter Small Cap Value Portfolio. For more information, see the prospectuses for the Portfolios.


EXAMPLES: EQUI-VEST(R) STRATEGIES CONTRACTS

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and the underlying Trust fees and expenses (including the underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The guaranteed interest option and the account for special dollar cost averaging are not covered in these examples. However, the annual administrative charge, the enhanced death benefit charge, the withdrawal charge, the third-party transfer or rollover charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the guaranteed interest option and the account for special dollar cost averaging. The examples assume the election of the enhanced death benefit.


Both examples below show the expenses a hypothetical participant would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2015, which results in an estimated charge of 0.0631% of account value.


These examples should not be considered a representation of past or future expenses for the options shown. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in these examples is not an estimate or guarantee of future investment performance.

The first example assumes that you invest $10,000 in the Personal Income Benefit variable investment options for the time periods indicated, and that your investment has a 5% return each year. Other than the annual administrative charge and the charge for the Personal Income Benefit, the example also assumes separate account annual expenses and that amounts are allocated to the Personal Income Benefit variable investment options that invest in portfolios with (a) maximum fees and expenses, and (b) minimum fees and expenses (before expense limitations).


---------------------------------------------------------------------------------------------------------------------
                                                                              IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CERTIFICATE AT THE CERTIFICATE AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD                  TIME PERIOD
---------------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the Personal
   Income Benefit investment
   options                           $915     $1,679    $2,464     $4,006     $368     $1,117    $1,887     $3,903
---------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the Personal
   Income Benefit investment
   options                           $903     $1,644    $2,408     $3,895     $355     $1,081    $1,827     $3,791
---------------------------------------------------------------------------------------------------------------------


The second example assumes that you invest $10,000 in the Non-Personal Income Benefit variable investment options for the time periods indicated, with no allocations to the Personal Income Benefit variable investment options and that your investment has a 5% return each year. Other than the annual administrative charge, the example also assumes separate account annual expenses and that amounts are allocated to the Non-Personal Income Benefit variable investment options that invest in portfolios with (a) maximum fees and expenses, and (b) minimum fees and expenses (before expense limitations).

                                   FEE TABLE

---------------------------------------------------------------------------------------------------------------------
                                                                              IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CERTIFICATE AT THE CERTIFICATE AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD                  TIME PERIOD
---------------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,095    $2,197    $3,285     $5,526     $559     $1,666    $2,760     $5,441
---------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  763    $1,228    $1,722     $2,486     $207     $  640    $1,098     $2,366
---------------------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for information about the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2015.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN CONTRIBUTE TO YOUR CERTIFICATE

Payments made to us are called "contributions." We require a minimum contribution amount of $20. If the total annual contributions to a TSA contract will be at least $200 annually, we may accept contributions of less than $20. Contributions to your certificate are limited. Other than any rollover or direct transfer contributions permitted by your plan, annual additional contributions cannot exceed the applicable limitations under the Internal Revenue Code (the "Code"). We may, at any time, exercise our right to close a variable investment option to new contributions or transfers. The following table summarizes our rules regarding contributions to your certificate.

--------------------------------------------------------------------------------
THE 12-MONTH PERIOD BEGINNING ON THE PARTICIPATION DATE AND EACH 12-MONTH
PERIOD THEREAFTER IS A "PARTICIPATION YEAR." THE "PARTICIPATION DATE" MEANS THE EARLIER OF (A) THE BUSINESS DAY ON WHICH WE ISSUE A CERTIFICATE TO THE PLAN PARTICIPANT UNDER THE EQUI-VEST(R) STRATEGIES CONTRACT AND (B) THE BUSINESS DAY ON WHICH THE FIRST CONTRIBUTION FOR THE PLAN PARTICIPANT IS RECEIVED AT OUR PROCESSING OFFICE. FOR EXAMPLE, IF YOUR PARTICIPATION DATE IS MAY 1, YOUR PARTICIPATION DATE ANNIVERSARY IS APRIL 30.
--------------------------------------------------------------------------------

WE RESERVE THE RIGHT, IN OUR SOLE DISCRETION, TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CERTIFICATE AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU ACTIVATED THE PERSONAL INCOME BENEFIT FEATURE AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR PERSONAL INCOME BENEFIT FEATURE. THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND THE PERSONAL INCOME BENEFIT FEATURE AT ALL. THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED THE PERSONAL INCOME BENEFIT FEATURE BY ALLOCATING AMOUNTS TO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT THROUGH CONTRIBUTIONS AND TRANSFERS.


--------------------------------------------------------------------------------------------------------
 CONTRACT TYPE         SOURCE OF CONTRIBUTIONS                  LIMITATIONS ON CONTRIBUTIONS
--------------------------------------------------------------------------------------------------------
TSA                    .   Employer-remitted employee salary    .   For 2016, maximum amount of
                           reduction and/or various types of        employer and employee contributions
                           employer contributions.                  is generally the lesser of $53,000
                       .   Additional "catch-up" contributions.     or 100% of compensation, with
                       .   Only if plan permits, "designated        maximum salary reduction
                           Roth" contributions under Section        contribution of $18,000.
                           402A of the Code.                    .   If employer's plan permits, an
                       .   Only if plan permits, direct             individual at least age 50 at any
                           plan-to-plan transfers from another      time during 2016 can make up to
                           403(b) plan or contract exchanges        $6,000 additional salary reduction
                           from another 403(b) contract under       "catch-up" contributions (including
                           the same plan.                           rollovers from designated Roth
                       .   Only if plan permits, eligible           accounts).
                           rollover distributions from other    .   All salary reduction contributions
                           403(b) plans, qualified plans,           (whether pre-tax or designated
                           governmental employer 457(b) EDC         Roth) may not exceed the total
                           plans and traditional IRAs.              maximum for the year. (For 2016,
                                                                    $18,000 and age 50 catch-up of
                                                                    $6,000).
                                                                .   Rollover or direct transfer
                                                                    contributions after age 70 1/2 must
                                                                    be net of any required minimum
                                                                    distributions.
                                                                .   Different sources of contributions
                                                                    and earnings may be subject to
                                                                    withdrawal restrictions.
--------------------------------------------------------------------------------------------------------
Governmental Employer  .   Employer-remitted employee salary    .   Contributions subject to plan
EDC                        reduction and/or employer                limits. Maximum contribution for
                           contributions.                           2016 is lesser of $18,000 or 100%
                       .   Additional "age 50 catch-up"             of includible compensation.
                           contributions.                       .   If plan permits, an individual may
                       .   Only if plan permits, "designated        make catch-up contributions for 3
                           Roth" contributions under Sections       years of service preceding plan
                           457 and 402A of the Code.                retirement age; 2016 maximum is
                       .   Only if plan permits, eligible           $36,000.
                           rollover distributions from other    .   If governmental employer 457(b) EDC
                           governmental employer 457(b) EDC         plan permits, an individual at
                           plans, 403(b) plans, qualified           least age 50 at any time during
                           plans and traditional IRAs.              2016 can make up to $6,000
                                                                    additional salary reduction "catch-
                                                                    up" contributions. This must be
                                                                    coordinated with the "catch-up"
                                                                    contributions for 3 years of
                                                                    service preceding plan retirement
                                                                    age.
--------------------------------------------------------------------------------------------------------

See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information.

For information on when contributions are credited under your certificate, see "Dates and prices at which certificate events occur" under "More information" later in this prospectus. Please review your certificate for information on contribution limitations.

                        CONTRACT FEATURES AND BENEFITS

HOW EQUI-VEST(R) STRATEGIES IS AVAILABLE

The contract is offered to fund certain TSA and governmental employer EDC plans. The plan trustee or the employer will be the EQUI-VEST(R) Strategies contract holder and participants under the plans will be covered by the contract. The minimum issue age for the participant is 18. The maximum issue age is 85.

HOW CONTRIBUTIONS CAN BE MADE

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars and made payable to "AXA Equitable." We do not accept third-party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


For certain employer-remitted salary reduction contracts, it is possible that we may receive your initial contribution prior to AXA Advisors, LLC ("AXA Advisors") receiving your application. In this case, we will hold the contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers." If AXA Advisors does not receive your application within 20 business days, we will return your contribution to your employer or its designee.


If AXA Advisors receives your application within this timeframe, AXA Advisors will direct us to continue to hold your contribution in the special bank account noted immediately above while AXA Advisors ensures that your application is complete and suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to your employer or its designee within the applicable Financial Industry Regulatory Authority ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your certificate is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to your employer or its designee, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CERTIFICATE EVENTS OCCUR IN "MORE INFORMATION" LATER IN THIS PROSPECTUS."
--------------------------------------------------------------------------------

Your employer can discontinue contributions at any time. We can discontinue contributions under the contract upon a material breach by your employer of the terms and conditions of the contract. If contributions are discontinued, all terms and conditions of the contract will still apply, however, no additional contributions will be accepted by us.

WITHDRAWAL CHARGE OFFSET

If your employer elects to make a withdrawal charge offset arrangement available under the contract, you may be eligible to receive a credit to your participant account if you incur a withdrawal charge when you transfer amounts directly to us from another carrier within your employer's plan. The credit is equal to the withdrawal charge you incurred from the previous carrier, and is limited to a maximum of 3% of the value of your account prior to the date of the transfer. To be eligible for the credit, you must provide written proof in a form acceptable to us, showing the amount of the withdrawal charge incurred from the previous carrier on amounts that were part of the direct transfer contribution to your certificate and complete the necessary paperwork we require. We must receive this documentation no later than 1 year from the date your employer's contract was issued; however, at our discretion, we reserve the right to extend this time period. The credit is treated as a contribution to your certificate.

For example, assume: (1) your account value prior to the transfer to us was $100,000; (2) you incurred a withdrawal charge of 3%; and (3) you transferred $97,000 directly to us. You would be eligible to receive a credit of $3,000 to your certificate.

You should be aware that if your employer elects to make a withdrawal charge offset arrangement available under the contract, the separate account annual expenses charged under your certificate will be higher than under a contract that did not have a withdrawal charge offset arrangement selected by your employer. The increased charge will apply for the duration of your certificate, even if you do not receive a credit or were not eligible to receive a credit. The increase is used to help recover our cost in providing this credit under the contract and is determined based on factors such as: (1) the amount of potential participants this credit may apply to under your employer's plan; and
(2) whether or not we will be the sole contract provider under your employer's plan. We may make a profit from the increased charge, as the separate account annual expenses associated with your certificate may, over time, exceed the sum of the credit and any related earnings. You may wish to consider all of the products that are available to you under your employer plan's offerings before deciding to purchase this certificate.

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options, subject to any employer plan limitations, are the variable investment options, the guaranteed interest option, and the account for special dollar cost averaging available under the investment method you or your employer selects. See "Selecting your investment method" later in this section of the prospectus. We may, at any time, exercise our right to close a variable investment option to new contributions or transfers.

Subject to availability in your plan, if you are between the ages of 45 and 85, you have the option of allocating amounts to the Personal Income Benefit variable investment options. Allocations may be made by

                        CONTRACT FEATURES AND BENEFITS
salary deferral contributions (pre-tax and Roth), employer contributions, and lump sum transfers and rollover contributions from another provider. Your allocation to the Personal Income Benefit variable investment options may also be a transfer from your Non-Personal Income Benefit investment options. Your initial allocation to the Personal Income Benefit variable investment options must total at least $1,000.

The amounts that you allocate to the Personal Income Benefit variable investment options may represent all or just a portion of your contribution or transfer. In other words, you do not have to allocate the full amount of any contribution or transfer to the Personal Income Benefit variable investment options. Through your allocation instructions to us, you can select from among the Personal Income Benefit variable investment options and the Non-Personal Income Benefit investment options available to you. Also, if you allocate amounts to the Personal Income Benefit variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop future allocations to these investment options. Once you begin receiving your Guaranteed Annual Withdrawal Amount payments, you will no longer be able to make contributions or transfers to the Personal Income Benefit variable investment options. Also, we reserve the right to limit or terminate contributions and transfers to the Personal Income Benefit variable investment options.

BY ALLOCATING AT LEAST $1,000 OF YOUR TOTAL CONTRIBUTION OR TRANSFER AMOUNT TO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU ARE ACTIVATING THE PERSONAL INCOME BENEFIT FEATURE. THIS IS THE ONLY WAY IN WHICH YOU CAN ACTIVATE THIS BENEFIT. No other action is required of you. If you do not wish to activate the Personal Income Benefit feature, you should not allocate any amount to the Personal Income Benefit variable investment options. All amounts allocated to the Personal Income Benefit variable investment options are subject to the terms and conditions of the Personal Income Benefit feature. Also, please note that a separate charge for the Personal Income Benefit feature will be incurred as of the date you allocate amounts to the Personal Income Benefit variable investment options.

Once you allocate amounts to the Personal Income Benefit variable investment options, such amounts may be transferred among the Personal Income Benefit variable investment options, but generally may not be transferred to the Non-Personal Income Benefit investment options. The Personal Income Benefit feature is discussed in detail later in this section under "Personal Income Benefit."

Currently, the Personal Income Benefit variable investment options are limited to those listed below. It is important to note that they are also available without the Personal Income Benefit feature. To show that these variable investment options are available both with and without the Personal Income Benefit feature, our administrative forms and website often show separate lists for the Personal Income Benefit variable investment options and the Non-Personal Income Benefit variable investment options, as shown in the table below. We do this so you can easily indicate those amounts you wish to have allocated in connection with the Personal Income Benefit feature and those amounts that you wish to have allocated to your Non-Personal Income Benefit variable investment options.

---------------------------------------------------------------------------
 FOR ALLOCATIONS TO YOUR PERSONAL     FOR ALLOCATIONS TO YOUR NON-PERSONAL
 INCOME BENEFIT ACCOUNT VALUE         INCOME BENEFIT ACCOUNT VALUE
---------------------------------------------------------------------------
.. Personal Income Benefit AXA         . AXA Balanced Strategy
  Balanced Strategy
.. Personal Income Benefit AXA         . AXA Conservative Growth Strategy
  Conservative Growth Strategy
.. Personal Income Benefit AXA         . AXA Conservative Strategy
  Conservative Strategy
.. Personal Income Benefit AXA         . AXA Moderate Growth Strategy
  Moderate Growth Strategy
.. Personal Income Benefit AXA/AB      . AXA/AB Dynamic Moderate Growth
  Dynamic Moderate Growth
---------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------
YOU CAN CHOOSE FROM AMONG THE VARIABLE INVESTMENT OPTIONS, THE GUARANTEED INTEREST OPTION AND THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING, SUBJECT TO CERTAIN RESTRICTIONS AND YOUR EMPLOYER'S PLAN LIMITATIONS.
--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark) " under the column entitled "Volatility Management."

You should be aware that having the Personal income benefit and/or certain other guaranteed benefits limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract. See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy); and investment option restrictions in connection with any guaranteed benefit that include these Portfolios are designed to reduce the overall volatility of your Total account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your Total account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC RATCHET BASE RESETS BECAUSE YOUR RATCHET BASE IS AVAILABLE FOR RESETS ONLY WHEN YOUR PERSONAL INCOME BENEFIT ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a

                        CONTRACT FEATURES AND BENEFITS
managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.


ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:


   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


---------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -                                                                       INVESTMENT MANAGER (OR
 CLASS B SHARES                                                                SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)                 MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks to achieve long-term capital appreciation.          .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                                       Management Group, LLC
---------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks to achieve a high level of current income.          .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                                       Management Group, LLC
---------------------------------------------------------------------------------------------------------------------------
AXA                  Seeks to achieve current income and growth of capital,    .   AXA Equitable Funds        (check mark)
  CONSERVATIVE-PLUS  with a greater emphasis on current income.                    Management Group, LLC
  ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital appreciation and       .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income.                                               Management Group, LLC
---------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks to achieve long-term capital appreciation and       .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income, with a greater emphasis on capital            Management Group, LLC
                     appreciation.
---------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks long-term capital appreciation and current income,  .   AXA Equitable Funds
  INTERNATIONAL      with a greater emphasis on current income.                    Management Group, LLC
  MODERATE
---------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve high total return through a combination  .   AXA Equitable Funds
  MULTI-SECTOR BOND  of current income and capital appreciation.                   Management Group, LLC
---------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ REAL     Seeks to achieve maximum real return.                     .   AXA Equitable Funds
  ASSETS                                                                           Management Group, LLC
---------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -                                                                           INVESTMENT MANAGER (OR
 CLASS B SHARES                                                                    SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                     AS APPLICABLE)                 MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of capital.                 .   AXA Equitable Funds
  CAP GROWTH                                                                           Management Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of capital.                 .   AXA Equitable Funds
  CAP VALUE                                                                            Management Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
TARGET 2015          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and               Management Group, LLC
                     income.
-----------------------------------------------------------------------------------------------------------------------------
TARGET 2025          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and               Management Group, LLC
                     income.
-----------------------------------------------------------------------------------------------------------------------------
TARGET 2035          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and               Management Group, LLC
                     income.
-----------------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and income.       Management Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
TARGET 2055          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and               Management Group, LLC
                     income.


-----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                             INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                 SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                  AS APPLICABLE)                 MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
ALL ASSET             Seeks long-term capital appreciation and current income,   .   AXA Equitable Funds
  AGGRESSIVE -        with a greater emphasis on capital appreciation.               Management Group, LLC
  ALT 25
-----------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -    Seeks long-term capital appreciation and current income.   .   AXA Equitable Funds
  ALT 20                                                                             Management Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
ALL ASSET             Seeks long-term capital appreciation and current income,   .   AXA Equitable Funds
  MODERATE GROWTH -   with a greater emphasis on current income.                     Management Group, LLC
  ALT 15
-----------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED       Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.     (check mark)
  VOLATILITY          emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                      in the Portfolio.                                              Management Group, LLC
                                                                                 .   BlackRock Investment
                                                                                     Management, LLC
-----------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED       Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.     (check mark)
  VOLATILITY          emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                      in the Portfolio.                                              Management Group, LLC
                                                                                 .   BlackRock Investment
                                                                                     Management, LLC
-----------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED      Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.     (check mark)
  VOLATILITY          emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                      in the Portfolio.                                              Management Group, LLC
                                                                                 .   BlackRock Investment
                                                                                     Management, LLC
-----------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                              INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                  SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                   AS APPLICABLE)                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC        Seeks to achieve total return from long-term growth of      .   AllianceBernstein L.P.     (delta)
  MODERATE GROWTH     capital and income.
------------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP      Seeks to achieve long-term growth of capital.               .   AllianceBernstein L.P.
  GROWTH
------------------------------------------------------------------------------------------------------------------------------
AXA BALANCED          Seeks long-term capital appreciation and current income.    .   AXA Equitable Funds        (check mark)
  STRATEGY                                                                            Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Seeks current income and growth of capital, with a          .   AXA Equitable Funds        (check mark)
  GROWTH STRATEGY     greater emphasis on current income.                             Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Seeks a high level of current income.                       .   AXA Equitable Funds        (check mark)
  STRATEGY                                                                            Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA/DOUBLELINE        Seeks to maximize current income and total return.          .   DoubleLine Capital LP
  OPPORTUNISTIC
  CORE PLUS BOND
------------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN          Seeks to maximize income while maintaining prospects for    .   AXA Equitable Funds        (check mark)
  BALANCED MANAGED    capital appreciation with an emphasis on risk-adjusted          Management Group, LLC
  VOLATILITY          returns and managing volatility in the Portfolio.           .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL    Seeks to achieve long-term total return with an emphasis    .   AXA Equitable Funds        (check mark)
  CAP VALUE MANAGED   on risk-adjusted returns and managing volatility in the         Management Group, LLC
  VOLATILITY          Portfolio.                                                  .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Franklin Advisory
                                                                                      Services, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN          Primarily seeks capital appreciation and secondarily seeks  .   AXA Equitable Funds        (check mark)
  TEMPLETON           income.                                                         Management Group, LLC
  ALLOCATION
  MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY     Seeks to achieve long-term capital appreciation with an     .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY  emphasis on risk-adjusted returns and managing volatility       Management Group, LLC
                      in the Portfolio.                                           .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Morgan Stanley Investment
                                                                                      Management Inc.
                                                                                  .   OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------
AXA/HORIZON SMALL     Seeks to achieve long-term growth of capital.               .   AXA Equitable Funds
  CAP VALUE                                                                           Management Group, LLC
                                                                                  .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Horizon Asset Management
                                                                                      LLC
------------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                             INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                 SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                  AS APPLICABLE)                 MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds        (check mark)
  CORE MANAGED        emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
  VOLATILITY          in the Portfolio.                                          .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   EARNEST Partners, LLC
                                                                                 .   Federated Global
                                                                                     Investment Management
                                                                                     Corp.
                                                                                 .   Massachusetts Financial
                                                                                     Services Company d/b/a
                                                                                     MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.     (check mark)
  MANAGED VOLATILITY  emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                      in the Portfolio.                                              Management Group, LLC
                                                                                 .   BlackRock Investment
                                                                                     Management, LLC
-----------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to provide current income and long-term growth of    .   AXA Equitable Funds        (check mark)
  VALUE MANAGED       income, accompanied by growth of capital with an               Management Group, LLC
  VOLATILITY          emphasis on risk-adjusted returns and managing volatility  .   BlackRock Investment
                      in the Portfolio.                                              Management, LLC
                                                                                 .   Northern Cross, LLC
-----------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE    Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY  emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
                      in the Portfolio.                                          .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Capital Guardian Trust
                                                                                     Company
                                                                                 .   Thornburg Investment
                                                                                     Management, Inc.
                                                                                 .   Vaughan Nelson Investment
                                                                                     Management
-----------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP         Seeks to provide long-term capital growth with an          .   AXA Equitable Funds        (check mark)
  GROWTH MANAGED      emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
  VOLATILITY          in the Portfolio.                                          .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Loomis, Sayles & Company,
                                                                                     L.P.
                                                                                 .   T. Rowe Price Associates,
                                                                                     Inc.
                                                                                 .   Wells Capital Management,
                                                                                     Inc.
-----------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                              INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                  SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                   AS APPLICABLE)                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE   Seeks to achieve long-term growth of capital with an        .   AllianceBernstein L.P.     (check mark)
  MANAGED VOLATILITY  emphasis on risk-adjusted returns and managing volatility   .   AXA Equitable Funds
                      in the Portfolio.                                               Management Group, LLC
                                                                                  .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Massachusetts Financial
                                                                                      Services Company d/b/a
                                                                                      MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES     Seeks to achieve capital appreciation.                      .   Loomis, Sayles & Company,
  GROWTH                                                                              L.P.
------------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE     Seeks to achieve long-term capital appreciation with an     .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY  emphasis on risk-adjusted returns and managing volatility       Management Group, LLC
                      in the Portfolio.                                           .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Diamond Hill Capital
                                                                                      Management, Inc.
                                                                                  .   Wellington Management
                                                                                      Company, LLP
------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH   Seeks long-term capital appreciation and current income,    .   AXA Equitable Funds        (check mark)
  STRATEGY            with a greater emphasis on current income.                      Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE      Seeks to achieve capital appreciation, which may            .   AXA Equitable Funds        (check mark)
  CAP EQUITY          occasionally be short-term, with an emphasis on risk-           Management Group, LLC
  MANAGED VOLATILITY  adjusted returns and managing volatility in the Portfolio.  .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Franklin Mutual Advisers,
                                                                                      LLC
------------------------------------------------------------------------------------------------------------------------------
AXA/PACIFIC GLOBAL    Seeks to achieve long-term growth of capital.               .   AXA Equitable Funds
  SMALL CAP VALUE                                                                     Management Group, LLC
                                                                                  .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Pacific Global Investment
                                                                                      Management Company
------------------------------------------------------------------------------------------------------------------------------
AXA SMARTBETA EQUITY  Seeks to achieve long-term capital appreciation.            .   AXA Rosenberg
                                                                                      Management, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON         Seeks to achieve long-term capital growth with an           .   AXA Equitable Funds        (check mark)
  GLOBAL EQUITY       emphasis on risk-adjusted returns and managing volatility       Management Group, LLC
  MANAGED VOLATILITY  in the Portfolio.                                           .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Templeton Investment
                                                                                      Counsel, LLC
------------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                                 INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                     SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                      AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC    Seeks to achieve capital appreciation and secondarily,         .   BlackRock Investment
  VALUE EQUITY        income.                                                            Management, LLC
-------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS    Seeks a combination of growth and income to achieve an         .   Boston Advisors, LLC
  EQUITY INCOME       above-average and consistent total return.
-------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY   Seeks to achieve long-term capital appreciation.               .   Calvert Investment
  RESPONSIBLE                                                                            Management Inc.
-------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK       Seeks to achieve a total return before expenses that           .   AllianceBernstein L.P.
  INDEX               approximates the total return performance of the Russell
                      3000(R) Index, including reinvestment of dividends, at a
                      risk level consistent with that of the Russell 3000(R) Index.
-------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX    Seeks to achieve a total return before expenses that           .   SSgA Funds Management,
                      approximates the total return performance of the Barclays          Inc.
                      U.S. Intermediate Government/Credit Bond Index,
                      including reinvestment of dividends, at a risk level
                      consistent with that of the Barclays U.S. Intermediate
                      Government/Credit Bond Index.
-------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS   Seeks to achieve long-term growth of capital.                  .   AllianceBernstein L.P.
  EQUITY PLUS                                                                        .   AXA Equitable Funds
                                                                                         Management Group, LLC
                                                                                     .   EARNEST Partners, LLC
-------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX   Seeks to achieve a total return before expenses that           .   AllianceBernstein L.P.
                      approximates the total return performance of the
                      Standard & Poor's 500 Composite Stock Price Index,
                      including reinvestment of dividends, at a risk level
                      consistent with that of the Standard & Poor's 500
                      Composite Stock Price Index.
-------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL        Seeks to maximize capital appreciation.                        .   GAMCO Asset Management,
  COMPANY VALUE                                                                          Inc.
-------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS   Seeks to achieve capital growth and current income.            .   AXA Equitable Funds
                                                                                         Management Group, LLC
                                                                                     .   BlackRock Investment
                                                                                         Management, LLC
                                                                                     .   First International
                                                                                         Advisors, LLC
                                                                                     .   Wells Capital Management,
                                                                                         Inc.
-------------------------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD BOND    Seeks to maximize current income.                              .   AXA Equitable Funds
                                                                                         Management Group, LLC
                                                                                     .   AXA Investment Managers,
                                                                                         Inc.
                                                                                     .   Post Advisory Group, LLP
-------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE       Seeks to achieve a total return before expenses that           .   AXA Equitable Funds
  GOVERNMENT BOND     approximates the total return performance of the Barclays          Management Group, LLC
                      U.S. Intermediate Government Bond Index, including             .   SSgA Funds Management,
                      reinvestment of dividends, at a risk level consistent with         Inc.
                      that of the Barclays U.S. Intermediate Government Bond
                      Index.
-------------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                               INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                   SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                    AS APPLICABLE)                 MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve a total return (before expenses) that       .   AllianceBernstein L.P.
  EQUITY INDEX        approximates the total return performance of a composite
                      index comprised of 40% DJ Euro STOXX 50 Index, 25%
                      FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX
                      200 Index, including reinvestment of dividends, at a risk
                      level consistent with that of the composite index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK   Seeks to achieve capital growth and income.                  .   Invesco Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE     Seeks to achieve long-term capital appreciation.             .   J.P. Morgan Investment
  OPPORTUNITIES                                                                        Management Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Seeks to achieve a total return before expenses that         .   AllianceBernstein L.P.
  INDEX               approximates the total return performance of the Russell
                      1000(R) Growth Index, including reinvestment of dividends
                      at a risk level consistent with that of the Russell 1000(R)
                      Growth Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Seeks to achieve a total return before expenses that         .   SSgA Funds Management,
  INDEX               approximates the total return performance of the Russell         Inc.
                      1000(R) Value Index, including reinvestment of dividends,
                      at a risk level consistent with that of the Russell 1000(R)
                      Value Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/MFS                Seeks to achieve capital appreciation.                       .   Massachusetts Financial
  INTERNATIONAL                                                                        Services Company d/b/a
  GROWTH                                                                               MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Seeks to achieve a total return before expenses that         .   SSgA Funds Management,
                      approximates the total return performance of the                 Inc.
                      Standard & Poor's Mid Cap 400 Index, including
                      reinvestment of dividends, at a risk level consistent with that of the Standard & Poor's Mid Cap 400 Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(1)/  Seeks to obtain a high level of current income, preserve     .   The Dreyfus Corporation
                      its assets and maintain liquidity.
-----------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY     Seeks to achieve capital growth.                             .   Morgan Stanley Investment
  MID CAP GROWTH                                                                       Management Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER        Seeks to achieve capital appreciation.                       .   OppenheimerFunds, Inc.
  GLOBAL
-----------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL       Seeks to achieve maximum real return, consistent with        .   Pacific Investment
  REAL RETURN         preservation of capital and prudent investment management.       Management Company LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA        Seeks to generate a return in excess of traditional money    .   Pacific Investment
  SHORT BOND          market products while maintaining an emphasis on                 Management Company LLC
                      preservation of capital and liquidity.
-----------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS  Seeks to achieve high current income consistent with         .   AllianceBernstein L.P.
                      moderate risk to capital.                                    .   AXA Equitable Funds
                                                                                       Management Group, LLC
                                                                                   .   Pacific Investment
                                                                                       Management Company, LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY      Seeks to replicate as closely as possible (before expenses)  .   AllianceBernstein L.P.
  INDEX               the total return of the Russell 2000(R) Index.
-----------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                            INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                 AS APPLICABLE)                 MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Seeks to achieve long-term capital appreciation and       .   T. Rowe Price Associates,
  GROWTH STOCK        secondarily, income.                                          Inc.
--------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of capital.             .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY                                                             .   AXA Equitable Funds
                                                                                    Management Group, LLC
                                                                                .   ClearBridge Investments,
                                                                                    LLC
                                                                                .   Scotia Institutional
                                                                                    Asset Management US, Ltd.
                                                                                .   T. Rowe Price Associates,
                                                                                    Inc.
                                                                                .   Westfield Capital
                                                                                    Management Company, L.P.
--------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE     Seeks to achieve a balance of high current income and     .   AXA Equitable Funds
  BOND                capital appreciation, consistent with a prudent level of      Management Group, LLC
                      risk.                                                     .   BlackRock Financial
                                                                                    Management, Inc.
                                                                                .   DoubleLine Capital L.P.
                                                                                .   Pacific Investment
                                                                                    Management Company LLC
                                                                                .   SSgA Funds Management,
                                                                                    Inc.
--------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Seeks to achieve long-term growth of capital.             .   AllianceBernstein L.P.
  CAP GROWTH                                                                    .   AXA Equitable Funds
                                                                                    Management Group, LLC
                                                                                .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Franklin Advisers, Inc.
                                                                                .   Wellington Management
                                                                                    Company, LLP
--------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Seeks to achieve long-term growth of capital.             .   AXA Equitable Funds
  CAP VALUE                                                                         Management Group, LLC
                                                                                .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Diamond Hill Capital
                                                                                    Management, Inc.
                                                                                .   Lord, Abbett & Co. LLC
--------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                 INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                     SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                      AS APPLICABLE)                 MANAGEMENT
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of capital.  .   Allianz Global Investors
  TECHNOLOGY                                                             U.S. LLC
                                                                     .   AXA Equitable Funds
                                                                         Management Group, LLC
                                                                     .   SSgA Funds Management,
                                                                         Inc.
                                                                     .   Wellington Management
                                                                         Company, LLP
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                       INVESTMENT MANAGER (OR
 FUNDS) - SERIES II                                                              SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is to provide reasonable    .   Invesco Advisers, Inc.
  DIVERSIFIED        current income and long-term growth of income and
  DIVIDEND FUND      capital.
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through     .   Invesco Advisers, Inc.
  REAL ESTATE FUND   growth of capital and current income.                       .   Invesco Asset Management
                                                                                     Limited
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH    The fund's investment objective is total return, comprised  .   Invesco Advisers, Inc.
  YIELD FUND         of current income and capital appreciation.
---------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  INTERNATIONAL      capital.
  GROWTH FUND
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC. -                                                        INVESTMENT MANAGER (OR
 CLASS II                                                                  SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                             AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.
---------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME -                                                              SUB-ADVISER(S),
 CLASS 4 SHARES       OBJECTIVE                                                AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
BOND FUND/SM/         The fund's investment objective is to provide as high a  .   Capital Research and
                      level of current income as is consistent with the            Management Company
                      preservation of capital.
-------------------------------------------------------------------------------------------------------------

 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                                               INVESTMENT MANAGER (OR
 SERVICE CLASS 2                                                                SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                      .   Fidelity Management and
  CONTRAFUND(R)                                                                     Research Company (FMR)
  PORTFOLIO
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks reasonable income. The fund will also consider the   .   Fidelity Management and
  EQUITY-INCOME      potential for capital appreciation. The fund's goal is to      Research Company (FMR)
  PORTFOLIO          achieve a yield which exceeds the composite yield on the
                     securities comprising the Standard & Poors(R) 500 Index
                     (S&P 500(R)).
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                         .   Fidelity Management and
  CAP PORTFOLIO                                                                     Research Company (FMR)

----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                                                 INVESTMENT MANAGER (OR
 SERVICE CLASS 2                                                                  SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                    AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -                                          INVESTMENT MANAGER (OR
 SERVICE SHARES                                             SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.

-------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE                                                                     INVESTMENT MANAGER (OR
 PORTFOLIOS                                                                    SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
                                                                                   Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH   To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME             high current income and capital appreciation.                 Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID    To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL  To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)

------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. -                                             INVESTMENT MANAGER (OR
 SERVICE SHARES                                             SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO

-------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -                                                            INVESTMENT MANAGER (OR
 SERVICE CLASS                                                                 SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital        .   Massachusetts Financial
  INTERNATIONAL      appreciation.                                                 Services Company
  VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital        .   Massachusetts Financial
  TRUST SERIES       appreciation.                                                 Services Company
-------------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital        .   Massachusetts Financial
  MASSACHUSETTS      appreciation.                                                 Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
-------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY    The fund's investment objective is to seek capital        .   Massachusetts Financial
  PORTFOLIO          appreciation.                                                 Services Company
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES     The fund's investment objective is to seek total return.  .   Massachusetts Financial
  SERIES                                                                           Services Company
-------------------------------------------------------------------------------------------------------------

 OPPENHEIMER
 VARIABLE ACCOUNT                                          INVESTMENT MANAGER (OR
 FUNDS - SERVICE                                           SUB-ADVISER(S),
 CLASS               OBJECTIVE                             AS APPLICABLE)
-----------------------------------------------------------------------------------------
OPPENHEIMER MAIN     The fund seeks capital appreciation.  .   OFI Global Asset
  STREET FUND(R)/VA                                            Management Inc.
                                                               (Investment Adviser) and
                                                               Oppenheimer Funds,
                                                               Inc. (Sub-Adviser)

----------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST -                                                          INVESTMENT MANAGER (OR
 ADVISOR CLASS                                                              SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                          AS APPLICABLE)
----------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent  .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                 Management Company LLC
  STRATEGY PORTFOLIO

--------------------------------------------------------------------------------------------------------------
 VANECK VIP TRUST -                                                             INVESTMENT MANAGER (OR
 S CLASS                                                                        SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL    Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND   primarily in hard asset securities. Income is a secondary      Corporation
                     consideration.
--------------------------------------------------------------------------------------------------------------


(1)The Board of Trustees of EQ Advisors Trust has approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." Effective April 1, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

                        CONTRACT FEATURES AND BENEFITS

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information" later in this prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the certificate,

(2)the annual minimum guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.


Depending on the year and the state where the contract is issued, your lifetime minimum guaranteed interest rate ranges from 1.00% to 1.50%. For new certificate issued in 2016, the lifetime minimum guaranteed interest rate is 1.00%. The annual minimum guaranteed interest rate for 2016 is the same as your lifetime minimum guaranteed interest rate. The lifetime minimum guaranteed interest rate is shown in your certificate. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current interest rates will never be less than the annual minimum guaranteed interest rate. Check with your financial professional as to which rate applies in your state.


We reserve the right to limit contributions to the guaranteed interest option. See "Allocating your contributions" later in this section for more information.

There is no market value adjustment deduction in connection with any transfer of account value out of the guaranteed interest option due to changes in interest rates. A withdrawal from the certificate itself, however, may result in a withdrawal charge. For more information, see "Withdrawal charge" under "Charges and expenses" later in this prospectus.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

The account for special dollar cost averaging is part of our general account. We may pay interest at enhanced guaranteed rates in this account for specified time periods. However, we are under no obligation to offer enhanced guaranteed rates at any point in time. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. The guaranteed rate in effect on the participation date for each of the time periods available will be shown in your certificate. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.

SELECTING YOUR INVESTMENT METHOD

Your employer or you must choose one of the following two methods for selecting your investment options:

..   MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers subject to our rules. Also, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

..   MAXIMUM TRANSFER FLEXIBILITY. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart. You can make transfers subject to our rules.


You may prefer the "Maximum investment options choice" method if investing in more conservative variable investment options is important to you. On the other hand, you may prefer the "Maximum transfer flexibility" method if you are less interested in investing in conservative variable investment options and want to be able to freely transfer amounts out of the guaranteed interest option. Please consult with your financial professional to determine which investment method is appropriate for you.


These investment methods do not apply to the Personal Income Benefit variable investment options. Regardless of whether you allocate amounts to the Personal Income Benefit variable investment options, you may select either investment method for your Non-Personal Income Benefit account value allocations.

Under either method, we may, at any time, exercise our right to close a variable investment option to new contributions or transfers.

For more information on our rules that apply to transfers, see "Transferring your account value" and "Disruptive transfer activity" under "Transferring your money among investment options" later in this prospectus.

TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the "Maximum investment options choice" method, for a limited time there will be no restrictions on the amount you could transfer out of the guaranteed interest option listed in group "A." If you elect the "Maximum transfer flexibility" method, for a limited time you will be able to use the fixed income variable investment options listed in group "B."

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the "Maximum investment options choice" method, limits on transfers out of the guaranteed interest option will again apply. If you elect the "Maximum transfer flexibility" method, you will no longer be permitted to allocate new contributions to, or transfer amounts into, the variable investment options in group B (including through our rebalancing program).

                        CONTRACT FEATURES AND BENEFITS

However, amounts that are in any investment options that are not available under "Maximum transfer flexibility" can remain in these options.


INVESTMENT OPTIONS*

A
--------------------------------------------------------------------------------
.. Guaranteed Interest Option
--------------------------------------------------------------------------------

DOMESTIC EQUITY
--------------------------------------------------------------------------------
.. American Century VP Mid Cap Value
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility

.. AXA/AB Small Cap Growth

.. AXA/Franklin Small Cap Value Managed Volatility

.. AXA/Horizon Small Cap Value

.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA/Mid Cap Value Managed Volatility
.. AXA/Mutual Large Cap Equity Managed Volatility

.. AXA/Pacific Global Small Cap Value

.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/Boston Advisors Equity Income
.. EQ/Calvert Socially Responsible
.. EQ/Common Stock Index
.. EQ/Equity 500 Index
.. EQ/GAMCO Small Company Value
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/Mid Cap Index
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Equity Income
.. Fidelity(R) VIP Mid Cap
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Diversified Dividend
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy Funds VIP Energy
.. Ivy Funds VIP Mid Cap Growth
.. Ivy Funds VIP Small Cap Growth
.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Technology
.. MFS(R) Utilities
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. Oppenheimer Main Street Fund(R)/VA

.. PIMCO VIT CommodityRealReturn(R) Strategy
.. VanEck VIP Global Hard Assets

--------------------------------------------------------------------------------


INTERNATIONAL/GLOBAL

--------------------------------------------------------------------------------
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility

.. AXA SmartBeta Equity

.. AXA/Templeton Global Equity Managed Volatility

.. Charter International Moderate

.. EQ/Emerging Markets Equity PLUS
.. EQ/International Equity Index
.. EQ/MFS International Growth
.. EQ/Oppenheimer Global
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value


--------------------------------------------------------------------------------

ASSET ALLOCATION
--------------------------------------------------------------------------------
.. All Asset Aggressive - Alt 25
.. All Asset Growth - Alt 20
.. All Asset Moderate Growth - Alt 15

.. AXA/AB Dynamic Moderate Growth

.. AXA Aggressive Allocation
.. AXA Balanced Strategy
.. AXA Conservative Allocation
.. AXA Conservative Growth Strategy
.. AXA Conservative Strategy
.. AXA Conservative-Plus Allocation
.. AXA/Franklin Balanced Managed Volatility
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Moderate Allocation
.. AXA Moderate Growth Strategy
.. AXA Moderate-Plus Allocation

.. Charter Real Assets

.. Target 2015 Allocation
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation

.. Target 2055 Allocation

--------------------------------------------------------------------------------

B

FIXED INCOME

--------------------------------------------------------------------------------
.. American Funds Insurance Series(R) Bond/SM/

.. AXA/DoubleLine Opportunistic Core Plus Bond

.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS
.. EQ/High Yield Bond
.. EQ/Intermediate Government Bond
.. EQ/Money Market
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. Invesco V.I. High Yield
.. Ivy Funds VIP High Income
.. Multimanager Core Bond
.. Templeton Global Bond VIP
--------------------------------------------------------------------------------

* Please see the "Portfolios of Trusts" earlier in this prospectus regarding any name changes and the availability of any additional investment options, subject to regulatory and/or shareholder approval.

The Target Allocation investment options are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. As each Target Allocation investment option reaches its respective target date, we reserve the right to make it a group "B" investment option. Please note that if you select the "Maximum transfer flexibility" method, and you allocate any contributions or account value to any of the Target Allocation investment options, you will be deemed to have changed to the "Maximum investment option choice" method. This change to your investment method will occur when you change your allocation instruction to include a Target Allocation investment option or when you make a transfer to a Target Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the "B" investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.

If you select the "Maximum transfer flexibility" method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

You may currently choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the Maximum investment options choice investment method.


ERISA CONSIDERATIONS FOR EMPLOYERS

If the employer's plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 ("ERISA") Section 404(c), the employer or the plan trustee must make sure that the investment options chosen for the plan constitute a broad range of investment choices as required by the Department of Labor's ("DOL") regulation under ERISA Section 404(c). See "Tax information" later in this prospectus.

ALLOCATING YOUR CONTRIBUTIONS

Once your employer or you, whichever applies, have made your investment method choice, you may allocate your contributions to one or more or all of the investment options that have been chosen, subject to any restrictions under the investment method you choose. Allocations to the guaranteed interest option are limited to no more than 25% of any contribution. Currently, we are relaxing this limitation. If we decide to change our limitations on allocations to the guaranteed interest, we will provide you with notice of at least 45 days. We may, at any time, exercise our right to close a variable investment option to new contributions or transfers.

Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Also, you may choose special dollar cost averaging (described below) to allocate your contributions under your certificate. Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in "Determining your certificate's value" later in this prospectus.

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole

                        CONTRACT FEATURES AND BENEFITS
authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS

Subject to availability in your plan and state, if you are between the ages of 45 and 85, for an additional charge you may activate the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options. Your initial allocation to the Personal Income Benefit variable investment options must total at least $1,000. For amounts you decide to allocate in connection with this feature, your investment options will be limited to the Personal Income Benefit variable investment options discussed in detail below. In general, allocating contributions and transfers to the Personal Income Benefit variable investment options is the primary way of increasing your Guaranteed Annual Withdrawal Amount. All amounts allocated to the Personal Income Benefit variable investment options are subject to the terms and conditions of the Personal Income Benefit feature, which include restrictions on your ability to make transfers to the Non-Personal Income Benefit investment options.


You must select one of the investment methods discussed above (the "Maximum investment options choice" and "Maximum transfer flexibility") for your Non-Personal Income Benefit account value allocations. If you allocate account value to the Personal Income Benefit variable investment options, you may select either investment method for your Non-Personal Income Benefit account value.


The amounts you allocate to the Personal Income Benefit variable investment options may represent all, or a portion of, your contribution. If you allocate amounts to the Personal Income Benefit variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop allocations to these investment options.

Currently, the Personal Income Benefit variable investment options are limited to the those listed below. It is important to note that they are also available without the Personal Income Benefit feature. To show that these variable investment options are available both with and without the Personal Income Benefit feature, our administrative forms and website often show separate lists for the Personal Income Benefit variable investment options and the Non-Personal Income Benefit variable investment options, as shown in the table below. We do this so you can easily indicate those amounts you wish to have allocated in connection with the Personal Income Benefit feature and those amounts that you wish to have allocated to your Non-Personal Income Benefit variable investment options.


-----------------------------------------------------------------------------------------------
 FOR ALLOCATION TO YOUR PERSONAL INCOME         FOR ALLOCATION TO YOUR NON-PERSONAL INCOME
 BENEFIT ACCOUNT VALUE                          BENEFIT ACCOUNT VALUE
-----------------------------------------------------------------------------------------------
.. Personal Income Benefit AXA Balanced Strategy . AXA Balanced Strategy
.. Personal Income Benefit AXA Conservative      . AXA Conservative Growth Strategy
  Growth Strategy
.. Personal Income Benefit AXA Conservative      . AXA Conservative Strategy
  Strategy
.. Personal Income Benefit AXA Moderate Growth   . AXA Moderate Growth Strategy
  Strategy
.. Personal Income Benefit AXA/AB Dynamic        . AXA/AB Dynamic Moderate Growth
  Moderate Growth
-----------------------------------------------------------------------------------------------


Upon advance notice to you, we reserve the right to add or remove Personal Income Benefit variable investment options at our sole discretion.

Please see "Personal Income Benefit" later in this prospectus for more information about this feature.

Once your contributions are allocated to the investment options, they become a part of your account value. Amounts allocated to the Personal Income Benefit variable investment options will become part of your "Personal Income Benefit account value." Amounts allocated to the other available investment options, or "Non-Personal Income Benefit investment options," will become part of your "Non-Personal Income Benefit account value." We discuss account value in "Determining your certificate's value" later in this prospectus.

SPECIAL DOLLAR COST AVERAGING

Special dollar cost averaging allows you to gradually allocate amounts by periodically transferring approximately the same dollar amount to up to 10 variable investment options you select. Periodic allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. This program, however, does not guarantee that you will earn a profit or be protected against losses.

During the first five participation years, you may choose to allocate all or a portion of any eligible rollover or direct transfer contribution to the account for special dollar cost averaging. See "How you can contribute to your certificate" in "Contract features and benefits" for details on what contributions are eligible under both governmental employer EDC and TSA contracts.

Contributions into the account may not be transfers from other investment options. Also, on-going payroll contributions into the account are not permitted. Your initial allocation to the special dollar cost averaging program must be at least $2,000 and any additional contribution to that same time period must be at least $250.

You may have your account value transferred to any of the variable investment options available under the contract, including the Personal Income Benefit variable investment options (if available). No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option.

We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Please note that any time period selected must begin before the fifth participation date anniversary. You may only have one time period in effect at any time and once you select a time period, you may not change it. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact one of our customer service representatives.

Contribution(s) made to the special dollar cost averaging program will be credited with the interest rate on the date the first contribution is received by AXA Equitable and allocated to the time period initially selected by you. Once the time period you selected has ended, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the

                        CONTRACT FEATURES AND BENEFITS
selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

The first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options and the guaranteed interest option according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. If you request to transfer or withdraw any other amounts (including a loan request) from the account for special dollar cost averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the variable investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may change your allocations for transfers from the account for special dollar cost averaging at any time. Also, you may ask us to cancel your participation in the program at any time. If you do so, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the variable investment options according to the percentages for special dollar cost averaging we have on file for you.

If we exercise our right to terminate transfers into the Personal Income Benefit variable investment options and your program has transfers designated to those investment options, your program will run to its conclusion. Also, if we exercise our right to terminate contributions or transfers to the Personal Income Benefit variable investment options, those investment options cannot be selected as part of a new special dollar cost averaging program.

If your program has transfers designated to the Personal Income Benefit variable investment options and you elect to begin receiving Guaranteed Annual Withdrawal Amount payments, you will be deemed to have terminated the program. The value you have remaining in the program will be transferred to the variable investment options prior to calculating your Guaranteed Annual Withdrawal Amount payments.

UNALLOCATED ACCOUNT

When we receive cash transferred from a prior funding vehicle, the transferred amount will be credited as one lump sum to the plan's unallocated account. Any amount held in the plan's unallocated account becomes part of our guaranteed interest option and will be credited with interest at the rate applicable to amounts held in the guaranteed interest option. The transferred amount will remain in the plan's unallocated account until we have received all the information we require, including properly completed forms, to effect a transfer from the plan's unallocated account to a participant account. With respect to each participant, we will allocate amounts to each participant's account only after the employer provides instructions that are acceptable and necessary in order to complete the allocation process. We reserve the right to limit the period during which such instructions may be received to no more than 10 days from the initial transfer into the plan's unallocated account and to return funds to the employer for which transfer information has not been timely received in good order. In no event will we hold the transferred assets in the unallocated account for more than 105 days from the contract date. Under no circumstances will we be required to transfer to participant accounts an amount in aggregate greater than the amount deposited by the employer plus such interest as we credited to the unallocated account, unless otherwise expressly agreed upon between the employer and us.

The employer is solely responsible for effectuating the asset transfers in accordance with all applicable laws and regulations.

PERSONAL INCOME BENEFIT

This section describes the Personal Income Benefit. The Personal Income Benefit may not be available in all contracts or in all states. See Appendices III and IV later in this prospectus for more information on state availability and/or variations of certain features or benefits. For an additional charge, the Personal Income Benefit guarantees that you can take withdrawals from your Personal Income Benefit account value up to a maximum amount per contract year (your "Guaranteed Annual Withdrawal Amount") during your lifetime (or your spouse's lifetime if Joint life payments are elected) even if your Personal Income Benefit account value falls to zero unless it is caused by a withdrawal that exceeds your Guaranteed Annual Withdrawal Amount. In order to activate the Personal Income Benefit, you must meet the following two requirements:

(1)You must be between the ages of 45 and 85.

                                     -AND-

(2)You must allocate a minimum of $1,000 to your Personal Income Benefit account value, either through a new contribution or a one-time transfer from your Non-Personal Income Benefit account value.

As discussed in more detail below, the maximum Guaranteed Annual Withdrawal Amount is calculated based on contributions and transfers to your Personal Income Benefit account value, each multiplied by an applicable rate, plus any additional amount that may result from a Ratchet increase, described in more detail below.

The charge for the Personal Income Benefit will be deducted from your Personal Income Benefit account value on each participant date anniversary. For a description of how the charge is deducted, see "Personal Income Benefit charge" later in "Charges and expenses."

For amounts allocated in connection with the Personal Income Benefit, your investment options will be limited to the Personal Income Benefit variable investment options. Amounts allocated to the Personal Income Benefit variable investment options make up your Personal Income Benefit account value. See "Personal Income Benefit variable investment options" in "Allocating your contributions" earlier in this section.

Please note that you are not required to activate the Personal Income Benefit and should consider the cost and benefits before doing so. You should not activate this benefit if you plan to take withdrawals from your Personal Income Benefit account value in excess of your Guaranteed Annual Withdrawal Amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Personal Income Benefit Early and Excess withdrawals" below in this section).

                        CONTRACT FEATURES AND BENEFITS

Prior to allocating amounts to the Personal Income Benefit variable investment options, you should check with your employer on the rules and limitations that may apply for taking withdrawals from your Personal Income Benefit account value.

DETERMINING YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT

Your Guaranteed Annual Withdrawal Amount is calculated based on the following:

..   contributions to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Withdrawal Rate; plus

..   transfers to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Transfer Withdrawal Rate; plus

..   any Ratchet increase of your Ratchet Base on your participant date anniversary, multiplied by a weighted average of the Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates previously applied to your certificate.

These amounts will continue to be added together to arrive at your total Guaranteed Annual Withdrawal Amount. Your Guaranteed Annual Withdrawal Amount, as of the end of the quarter, will be shown on your Statement of Account. Once you begin to take Guaranteed Annual Withdrawal Amount payments:

..   contributions and transfers to the Personal Income Benefit variable investment options are not permitted;

..   your Guaranteed Annual Withdrawal Amount will never decrease as long as there are no Personal Income Benefit Excess withdrawals; and

..   your Guaranteed Annual Withdrawal Amount may increase as the result of a
    Ratchet increase of your Ratchet Base.

THE GUARANTEED WITHDRAWAL RATE AND GUARANTEED TRANSFER WITHDRAWAL RATE

With the Personal Income Benefit, there are two rates applicable at all times. We apply the Guaranteed Withdrawal Rate ("GWR") to amounts you contribute to the Personal Income Benefit variable investment options, including salary deferral contributions and employer contributions. We apply the Guaranteed Transfer Withdrawal Rate ("GTWR") to amounts you transfer to the Personal Income Benefit variable investment options from the other investment options in your EQUI-VEST(R) Strategies certificate, lump sum transfers from other providers and rollovers.

The GWR is tied to the Ten-Year Treasuries Formula Rate described below. The GWR is set at the beginning of each calendar quarter, however, we reserve the right to set the GWR at the beginning of each calendar month.

The GWR is calculated using the Ten-Year Treasuries in effect for that quarter, plus a percentage that ranges from 0.25% to 1.00% based on your age at the beginning of the calendar quarter. The percentage is 1.00% if you are between ages 45 and 50, and declines by 0.05% each year until it reaches 0.25% at age 65.

If, at the beginning of a calendar quarter, the GWR calculation results in a rate lower than 2.5%, we will set the rate to a minimum of 2.5%. On the other hand, if the GWR calculation results in a rate greater than 7%, we are under no obligation to set that higher rate. In our sole discretion, we may declare a GWR that is greater, but not less than the rate generated by the GWR calculation.

..   TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th of the last month of the preceding calendar quarter. U.S. Treasury rates will be determined from the Federal Reserve Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

The GTWR is set at the beginning of each month and will never be less than 2.5%. IN OUR SOLE DISCRETION, WE MAY DECLARE A GTWR THAT IS GREATER THAN 2.5%.

Please note that while the GWR and GTWR are subject to the same stated minimum of 2.5%, we reserve the right to declare a GTWR that is higher or lower than the GWR. During certain periods, the declared rates for the GWR and GTWR may be the same.

The following examples are designed to show the basics as to how your Guaranteed Annual Withdrawal Amount is calculated. The Personal Income Benefit account value used in these examples is after the deduction of all applicable fees and charges.

EXAMPLE 1: Activating the Personal Income Benefit feature

Assume you are eligible to activate the Personal Income Benefit feature and have $50,000 in your EQUI-VEST(R) Strategies certificate. You then make a one-time transfer of $1,000 from your Non-Personal Income Benefit account value to the Personal Income Benefit variable investment options. The GTWR at the time is 3%. Your amounts under the Personal Income Benefit are calculated as follows:

..   Your Personal Income Benefit account value is $1,000.

..   Your Ratchet Base is $1,000.

..   Your Guaranteed Annual Withdrawal Amount ("GAWA") is $30. ($1,000 x 3%).

EXAMPLE 2: Building your Guaranteed Annual Withdrawal Amount with Contributions

Assume you activated the feature as described in EXAMPLE 1 on December 1/st/ and decide to make on-going contributions that amount to $200 to the Personal Income Benefit variable investment options on the 15/th/ of each month for a six-month period starting in January of the following year. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of the GWR to six monthly contributions and the resulting values.

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------
                                                                  PERSONAL
                                                                   INCOME
                                                                  BENEFIT
                                             NEW  TOTAL RATCHET   ACCOUNT
 DATE                          TRANSFER GTWR GAWA GAWA  BASE/(*)/  VALUE
--------------------------------------------------------------------------
Dec. 1                          $1,000   3%  $30   $30   $1,000    $1,000
--------------------------------------------------------------------------

                                                                     PERSONAL
                                                                      INCOME
                                                                     BENEFIT
                                                NEW  TOTAL RATCHET   ACCOUNT
 DATE                          CONTRIBUTION GWR GAWA GAWA  BASE/(*)/  VALUE
-----------------------------------------------------------------------------
Jan. 15                            $200     3%   $6   $36   $1,200    $1,200
-----------------------------------------------------------------------------
Feb. 15                            $200     3%   $6   $42   $1,400    $1,400
-----------------------------------------------------------------------------
Mar. 15                            $200     3%   $6   $48   $1,600    $1,600
-----------------------------------------------------------------------------
Apr. 15                            $200     4%   $8   $56   $1,800    $1,800
-----------------------------------------------------------------------------
May 15                             $200     4%   $8   $64   $2,000    $2,000
-----------------------------------------------------------------------------
Jun. 15                            $200     4%   $8   $72   $2,200    $2,200
-----------------------------------------------------------------------------

(*)The Ratchet Base is described in more detail below.

EXAMPLE 3: Building Your Guaranteed Annual Withdrawal Amount with Contributions and Transfers

Assume you activated the benefit as described in EXAMPLE 1 on December 1/st/ and continue to make on-going contributions of $200 to the Personal Income Benefit variable investment options as described in EXAMPLE 2. For the purposes of this example, now assume that you make monthly transfers of $100 from your Non-Personal Income Benefit investment options to the Personal Income Benefit variable investment options on the 1/st/ of each month beginning on January 1/st/. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of both the GWR and the GTWR at the same time, building your Guaranteed Annual Withdrawal Amount and Personal Income Benefit account value through both contributions and transfers.

----------------------------------------------------------------
                                                        PERSONAL
                                                         INCOME
                                                        BENEFIT
                                   NEW  TOTAL RATCHET   ACCOUNT
 DATE                TRANSFER GTWR GAWA GAWA  BASE/(*)/  VALUE
----------------------------------------------------------------
Dec. 1                $1,000   3%  $30   $30   $1,000    $1,000
----------------------------------------------------------------

                                                                       PERSONAL
                                                                        INCOME
                                                                       BENEFIT
                     CONTRIBUTION OR  GWR OR    NEW   TOTAL  RATCHET   ACCOUNT
 DATE                   TRANSFER     GTWR/(**)/ GAWA  GAWA   BASE/(*)/  VALUE
-------------------------------------------------------------------------------
Jan. 1                    $100            3%       $3    $33  $1,100    $1,100
-------------------------------------------------------------------------------
Jan. 15                   $200            3%       $6    $39  $1,300    $1,300
-------------------------------------------------------------------------------
Feb. 1                    $100            3%       $3    $42  $1,400    $1,400
-------------------------------------------------------------------------------
Feb. 15                   $200            3%       $6    $48  $1,600    $1,600
-------------------------------------------------------------------------------
Mar. 1                    $100            3%       $3    $51  $1,700    $1,700
-------------------------------------------------------------------------------
Mar. 15                   $200            3%       $6    $57  $1,900    $1,900
-------------------------------------------------------------------------------
Apr. 1                    $100         3.50%    $3.50 $60.50  $2,000    $2,000
-------------------------------------------------------------------------------
Apr. 15                   $200            4%       $8 $68.50  $2,200    $2,200
-------------------------------------------------------------------------------
May 1                     $100         3.50%    $3.50    $72  $2,300    $2,300
-------------------------------------------------------------------------------
May 15                    $200            4%       $8    $80  $2,500    $2,500
-------------------------------------------------------------------------------
Jun. 1                    $100         3.50%    $3.50 $83.50  $2,600    $2,600
-------------------------------------------------------------------------------
Jun. 15                   $200            4%       $8 $91.50  $2,800    $2,800
-------------------------------------------------------------------------------

(*)The Ratchet Base is described in more detail below.
(**)The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.

RATCHET BASE AND THE ANNUAL RATCHET

The Personal Income Benefit feature includes a Ratchet component that may increase your Guaranteed Annual Withdrawal Amount based on the performance of your Personal Income Benefit variable investment options. Your Ratchet Base initially equals contributions and transfers to the Personal Income Benefit variable investment options and is recalculated on each participation date anniversary to equal the greater of your Personal Income Benefit account value and the most recent Ratchet Base. If your Personal Income Benefit account value is greater, we will "ratchet," or increase, your Ratchet Base to equal your Personal Income Benefit account value. You are eligible for annual ratchets on each participation date anniversary both before and after you begin receiving your Guaranteed Annual Withdrawal Amount payments. If the Ratchet Base is increased, the difference between the prior Ratchet Base and the increased Ratchet Base will be multiplied by a weighted average of the previous Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates to determine the additional amount that will be added to your Guaranteed Annual Withdrawal Amount (the "Ratchet increase"). This weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base.


If an annual ratchet is not applicable on your participation date anniversary, the Ratchet Base will not be eligible for a ratchet until the next participation date anniversary. The Ratchet Base is decreased on a pro rata basis due to Early and Excess withdrawals. The Ratchet Base is not reduced by Guaranteed Annual Withdrawal Amount payments once you begin receiving such payments. Please note that it is less likely you will receive a Ratchet increase after you begin receiving your Guaranteed Annual Withdrawal Amount payments. See "Accessing your money" later in this prospectus.


The following examples are designed to show how the Ratchet Base works. In these examples, assume the Personal Income Benefit was activated on your participation date anniversary - December 1st. Next, assume that you make monthly contributions to the Personal Income Benefit variable investment options for 11 consecutive months with no transfers to the Personal Income Benefit variable investment options from your Non-Personal Income Benefit investment options. In order to demonstrate the operation of the annual ratchet of the Ratchet Base, and the Ratchet increase, further assume that your Personal Income Benefit account value at the end of the participation date anniversary is $3,000.

-----------------------------------------------------------------------------
                                                                     PERSONAL
                                                                      INCOME
                                                                     BENEFIT
                                                  NEW  TOTAL RATCHET ACCOUNT
 DATE                          TRANSFER GTWR/(*)/ GAWA GAWA   BASE    VALUE
-----------------------------------------------------------------------------
Dec. 1                          $1,000     3%     $30   $30  $1,000   $1,000
-----------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------
                                                                      PERSONAL
                                                                       INCOME
                                                                      BENEFIT
                                                NEW   TOTAL  RATCHET  ACCOUNT
 DATE                     CONTRIBUTION GWR/(*)/ GAWA  GAWA    BASE   VALUE/(**)/
--------------------------------------------------------------------------------
Jan. 1                        $100        3%       $3    $33 $1,100    $1,100
--------------------------------------------------------------------------------
Feb. 1                        $200        3%       $6    $39 $1,300    $1,280
--------------------------------------------------------------------------------
Mar. 1                        $100        3%       $3    $42 $1,400    $1,100
--------------------------------------------------------------------------------
Apr. 15                       $200      3.5%       $7    $49 $1,600    $1,600
--------------------------------------------------------------------------------
May 1                         $100      3.5%    $3.50 $52.50 $1,700    $1,760
--------------------------------------------------------------------------------
Jun. 15                       $200      3.5%       $7 $59.50 $1,900    $1,650
--------------------------------------------------------------------------------
Jul. 1                        $100      3.5%    $3.50    $63 $2,000    $2,100
--------------------------------------------------------------------------------
Aug. 15                       $200      3.5%       $7    $70 $2,200    $2,380
--------------------------------------------------------------------------------
Sep. 1                        $100      3.5%    $3.50 $73.50 $2,300    $2,580
--------------------------------------------------------------------------------
Oct. 15                       $200        3%       $6 $79.50 $2,500    $2,860
--------------------------------------------------------------------------------
Nov. 1                        $100        3%       $3 $82.50 $2,600    $2,960
--------------------------------------------------------------------------------

(*)The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.
(**)The changes to the Personal Income Benefit account value represent hypothetical investment gains and losses due to the performance of the Personal Income Benefit variable investment options. This example shows a Personal Income Benefit account value that is greater than the Ratchet Base at the end of the participation year. Please note that if the Personal Income Benefit account value was lower than the Ratchet Base at the end of the participation year, there would be no annual ratchet and no increase to the Guaranteed Annual Withdrawal Amount.

In this example, on Dec. 1 (the participation date anniversary), the most recent Ratchet Base ($2,600) is compared to the Personal Income Benefit account value ($3,000) on the participation date anniversary. Because the Personal Income Benefit account value is greater, the Ratchet Base is increased to $3,000. The Total Guaranteed Annual Withdrawal Amount is also increased due to the $400 increase in the Ratchet Base. The increase to the Guaranteed Annual Withdrawal Amount is calculated by multiplying the increase to the Ratchet Base ($400) by the weighted average of the prior GWRs and GTWRs applied to contributions and transfers, any prior Ratchet increases and any Personal Income Benefit Early or Excess withdrawals. The weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base. Here, the increase to the Guaranteed Annual Withdrawal Amount is calculated as follows:

   $82.50 / $2600 = 3.17%

   3.17% x $400 = $12.69

   $82.50 + $12.69 = $95.19

ELECTING TO TAKE YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT

You may elect to take your Guaranteed Annual Withdrawal Amount payments through one of our automatic payment plans or you may take unscheduled withdrawals. All withdrawals reduce your Personal Income Benefit account value on a dollar-for-dollar basis, but do not reduce your Ratchet Base. Withdrawals will reduce your minimum death benefit on a pro rata basis. See "Withdrawing your account value" under "Accessing your money" later in this prospectus for more information.


In order to start taking Guaranteed Annual Withdrawal Amount payments, you must be at least 59 1/2 and, in most cases, separated from employment with the employer that sponsored the plan. Certain employers' plans may allow you to elect Guaranteed Annual Withdrawal Amount payments while still employed by the employer sponsoring the plan. You must also notify your plan in a form acceptable to the plan and AXA Equitable. The Guaranteed Annual Withdrawal Amount election date will be the business day we receive all information required to process your election at our processing office. After we receive your election, you will no longer be able to make contributions or transfers to the Personal Income Benefit variable investment options.

Your Guaranteed Annual Withdrawal Amount is calculated on a single life basis. However, when you elect to start receiving Guaranteed Annual Withdrawal Amount payments, you may elect payments on a joint life basis. Please note, payments on a joint life basis are only available for the spouse of a participant as defined under the Federal Defense of Marriage Act. Under a joint life basis, Guaranteed Annual Withdrawal Amount payments are guaranteed for the life of both you and your spouse. You may drop the joint life, but you will not be able to name a new joint life and payments will continue to be made in the same amount. The Guaranteed Annual Withdrawal Amount payments on a joint life basis will be less than those available under the single life basis. If you elect a joint life basis, your certificate will continue to be eligible for a Ratchet increase after your death.

Guaranteed Annual Withdrawal Amount payments are designed to begin at age 65. You may decide to elect to take your Guaranteed Annual Withdrawal Amount payments after age 59 1/2 and before age 65, but this will result in a decrease of all future Guaranteed Annual Withdrawal Amount payments, as indicated below.


-----------------------------------------
 PAYMENTS BEGIN AT
        AGE           REDUCTION TO GAWA
-----------------------------------------
      59 1/2                 25%
-----------------------------------------
        60                   25%
-----------------------------------------
        61                   20%
-----------------------------------------
        62                   15%
-----------------------------------------
        63                   10%
-----------------------------------------
        64                   5%
-----------------------------------------

For example, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 63, your adjusted Guaranteed Annual Withdrawal Amount will be $4,500. ($5,000 reduced by 10%, or $500).

You may also elect to defer beginning your Guaranteed Annual Withdrawal Amount payments until after age 65, which will result in an increase of your Guaranteed Annual Withdrawal Amount, as indicated below.

-----------------------------------------
 PAYMENTS BEGIN AT
        AGE           INCREASE TO GAWA
-----------------------------------------
        66                  102%
-----------------------------------------
        67                  104%
-----------------------------------------
        68                  106%
-----------------------------------------
        69                  108%
-----------------------------------------
   70 and older             110%
-----------------------------------------

Using the same example as above, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 68, your adjusted Guaranteed Annual Withdrawal Amount will be $5,300 ($5,000 increased by 6%, or $300).

                        CONTRACT FEATURES AND BENEFITS

Your Guaranteed Annual Withdrawal Amounts are not cumulative from year to year. If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

The withdrawal charge, if applicable under the EQUI-VEST(R) Strategies contract, is waived for withdrawals up to the Guaranteed Annual Withdrawal Amount. However, all withdrawals, including withdrawals from your Non-Personal Income Benefit account value, are counted toward your 10% free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this prospectus.


You may take your lifetime required minimum distributions without losing the value of the Personal Income Benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this prospectus, including utilizing our RMD automatic withdrawal option. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.


If you experience a financial hardship or unforeseeable emergency that causes you to take a withdrawal from your Personal Income Benefit account value, this withdrawal does not start your Guaranteed Annual Withdrawal Amount payments, but will result in a reduction of your Guaranteed Annual Withdrawal Amount. For more information about how a hardship or unforeseeable emergency withdrawal will impact the Guaranteed Annual Withdrawal Amount, see "Hardship and unforeseeable emergency withdrawals" in "Accessing your money" later in this prospectus.

TRANSFERRING YOUR PERSONAL INCOME BENEFIT ACCOUNT VALUE

Amounts allocated to the Personal Income Benefit variable investment options can always be transferred to other Personal Income Benefit variable investment options, but cannot be transferred to the Non-Personal Income Benefit investment options. However, once you have had amounts allocated to the Personal Income Benefit variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. You may wish to transfer amounts out of the Personal Income Benefit variable investment options if you no longer want to pay the Personal Income Benefit charge, or if you determine that Guaranteed Annual Withdrawal Amount payments are not part of your overall retirement strategy, or if you want to allocate those amounts to Non-Personal Income Benefit variable investment options. Please note that if you utilize this exception, you will forfeit your Guaranteed Annual Withdrawal Amount and we will not refund the Personal Income Benefit charges you paid.

If you utilize this exception, you must transfer all amounts out of the Personal Income Benefit variable investment options into Non-Personal Income Benefit investment options. This will terminate the Personal Income Benefit feature and you will not be able to make transfers back into the Personal Income Benefit variable investment options. We will deduct a pro rata portion of the charge for the Personal Income Benefit feature from the Personal Income Benefit account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the amounts to be transferred. If your allocation instructions on file included allocations to the Personal Income Benefit variable investment options, you will also need to provide new allocation instructions.

For example, assume the following:

   .   your Non-Personal Income Benefit account value is $5,000;

   .   your Personal Income Benefit account value is $2,960; and

   .   your Guaranteed Annual Withdrawal Amount is $95.19.

If you decide to discontinue the Personal Income Benefit feature by transferring amounts out of the Personal Income Benefit account value, your Non-Personal Income Benefit account value will be $7,960 (minus a pro rata portion of the Personal Income Benefit charge applied to your Personal Income Benefit account value), your Personal Income Benefit account value will be $0 and your Guaranteed Annual Withdrawal Amount will be $0.

EFFECT OF PERSONAL INCOME BENEFIT EARLY AND EXCESS WITHDRAWALS

A Personal Income Benefit Early withdrawal is caused when you take a withdrawal from your Personal Income Benefit account value before you have elected to begin receiving your Guaranteed Annual Withdrawal Amount payments.

                                     -OR-

If you take a Personal Income Benefit Early withdrawal, you are still permitted to make contributions and transfers to, or take loans from, the Personal Income Benefit variable investment options.

A Personal Income Benefit Excess withdrawal is caused when you withdraw more than your Guaranteed Annual Withdrawal Amount in any participation year from your Personal Income Benefit account value. Once a withdrawal (including a hardship or an unforeseeable emergency withdrawal) causes cumulative withdrawals from your Personal Income Benefit account value in a participation year to exceed your Guaranteed Annual Withdrawal Amount, only the dollar amount of the withdrawal that causes the cumulative withdrawals to exceed the Guaranteed Annual Withdrawal Amount is considered a Personal Income Benefit Excess withdrawal. In addition, each subsequent withdrawal in that participation year is considered a Personal Income Benefit Excess withdrawal. Withdrawals from your Non-Personal Income Benefit account value are not considered when calculating Personal Income Benefit Excess withdrawals. In other words, you may make withdrawals from your Non-Personal Income Benefit account value without triggering a Personal Income Benefit Excess withdrawal.

A Personal Income Benefit Early or Excess withdrawal can cause a significant reduction in both your Ratchet Base and your Guaranteed Annual Withdrawal Amount. If you make a Personal Income Benefit Early or Excess withdrawal, we will recalculate your Ratchet Base and your Guaranteed Annual Withdrawal Amount. The withdrawal will reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount on a pro rata basis. Reduction on a pro rata basis means we take the percentage of your Personal Income Benefit account value withdrawn and reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount by that same percentage. If, at the time you take a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit account value is less than your Ratchet Base, the pro rata reduction in your Ratchet Base will be greater than the dollar amount of the withdrawal.

Please note that a Personal Income Benefit Early or Excess withdrawal may be subject to withdrawal charges if it exceeds the 10% free

                        CONTRACT FEATURES AND BENEFITS
withdrawal amount. A Personal Income Benefit Early or Excess withdrawal that reduces your Personal Income Benefit account value to zero will terminate the Personal Income Benefit without value.

Any withdrawal, whether from the Personal Income Benefit account value or the Non-Personal Income Benefit account value, reduces your death benefit under the contract. See "Payment of death benefit" later in this prospectus.

The following examples are designed to show how Early and Excess withdrawals impact the values in your contract and the Personal Income Benefit feature. Please note that all withdrawals will reduce your death benefit on a pro rata basis.

EXAMPLE 1: A Personal Income Benefit Early withdrawal

Assume the following:

..   your Non-Personal Income Benefit account value is $1,000;

..   your Personal Income Benefit account value is $5,000;

..   your Ratchet Base is $6,000;

..   your Guaranteed Annual Withdrawal Amount is $200;

..   you are still employed by the plan sponsor; and

..   you decide to take a withdrawal of $1,500.

Your withdrawal will be a Personal Income Benefit Early withdrawal. We will deduct $1,000 from your Non-Personal Income Benefit account value and $500 from your Personal Income Benefit account value. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 10% (your Personal Income Benefit account value ($5,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($500)). After the withdrawal:

..   your Non-Personal Income Benefit account value will be $0;

..   your Personal Income Benefit account value will be $4,500;

..   your Ratchet Base will be $5,400 ($6,000 reduced by 10%); and

..   your Guaranteed Annual Withdrawal Amount will be $180 ($200 reduced by 10%).

EXAMPLE 2: A Personal Income Benefit Excess withdrawal with a withdrawal charge

For this example, assume you make an initial $20,000 rollover contribution and there has been no investment performance. Also assume the contract has a 5% withdrawal charge in your second participation year which does not apply to withdrawals up to 10% of your total account value each year (the "10% free withdrawal amount") Two participation years later, you are no longer employed by the plan sponsor and are eligible to start taking GAWA withdrawals.

..   your Non-Personal Income Benefit account value is $5,000;

..   your Personal Income Benefit account value is $15,000;

..   your Ratchet Base is $15,000;

..   your Guaranteed Annual Withdrawal Amount is $450;

..   your 10% free withdrawal amount is $2,000; and

..   you decide to take a withdrawal of $7,500 from your certificate.

The withdrawal charge will not apply to the first 10% of account value withdrawn, here $2,000. In this case, the withdrawal charge will be $275 ($5,500 multiplied by 5%). Therefore, the total amount subtracted from the total account value will be $7,775 (the $7,500 withdrawal plus the $275 withdrawal charge). We will deduct $5,000 from your Non-Personal Income Benefit account value and $2,775 from your Personal Income Benefit account value. This will be a Personal Income Benefit Excess withdrawal of $2,325 because the amount withdrawn from your Personal Income Benefit account value exceeds your Guaranteed Annual Withdrawal Amount of $450. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 15.5% (your Personal Income Benefit account value ($15,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($2,325)). After the withdrawal:

..   your Non-Personal Income Benefit account value will be $0;

..   your Personal Income Benefit account value will be $12,225;

..   your Ratchet Base will be $12,675 ($15,000 reduced by 15.5%); and

..   your Guaranteed Annual Withdrawal Amount will be $380.25 ($450 reduced by
    15.5%).

EFFECT OF YOUR PERSONAL INCOME BENEFIT ACCOUNT VALUE FALLING TO ZERO

If your Personal Income Benefit account value falls to zero due to a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit (including Guaranteed Annual Withdrawal Amount payments) will terminate. Once terminated, the Personal Income Benefit cannot be restored. If your Personal Income Benefit account value falls to zero, either due to a withdrawal that is not a Personal Income Benefit Early or Excess withdrawal or due to a deduction of a charge and you have Non-Personal Income Benefit account value remaining, the Personal Income Benefit feature under your certificate will continue as long as you have Non-Personal Income Benefit account value. In other words, you will continue to receive Guaranteed Annual Withdrawal Amount payments. These payments will never reduce your Non-Personal Income Benefit account value.

If your Personal Income Benefit account value is zero and your Non-Personal Income Benefit account value is zero, or later falls to zero, your certificate will terminate and you will receive a supplementary life annuity contract setting forth your continuing benefits. You will be the owner and annuitant. If the supplementary life annuity contract is issued in connection with a Joint life contract, you will be the annuitant and your spouse will be the joint annuitant, provided you are still married. The following will then occur:

..   If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

..   If you were taking withdrawals through the "Customized payment plan" or unscheduled partial withdrawals, we will pay the balance of the Guaranteed Annual Withdrawal Amount for that participation year in a lump sum. Payment of the Guaranteed Annual Withdrawal Amount will begin on the next participation date anniversary.

                        CONTRACT FEATURES AND BENEFITS

..   Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually under the "Maximum payment" if automatic payments were not being made.

..   Any death benefit remaining under the original certificate will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon your death, if applicable, we will pay it to the beneficiary.

..   The charge for the Personal Income Benefit will no longer apply.

..   If at the time of your death the Guaranteed Annual Withdrawal Amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

OTHER IMPORTANT CONSIDERATIONS

..   The Personal Income Benefit feature is not appropriate if you do not intend to take withdrawals prior to annuitization.

..   In order to elect to start taking Guaranteed Annual Withdrawal Amount payments, you must first repay any outstanding loan (including interest accrued but not yet paid). If you cannot repay the loan, we will treat it as defaulted or offset. For more information, see "Loans" in "Accessing your money."

..   Amounts withdrawn in excess of your Guaranteed Annual Withdrawal Amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in this prospectus. In addition, all withdrawals count toward your 10% free withdrawal amount for that participation year.
    Personal Income Benefit Early and Excess withdrawals can significantly reduce or completely eliminate the value of the Personal Income Benefit.
    See "Effect of Personal Income Benefit Early and Excess withdrawals" above in this section.

..   Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59 1/2. See "Tax information" later in this prospectus.

..   All Personal Income Benefit withdrawals reduce your Personal Income Benefit account value and minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your standard death benefit and the enhanced death benefit" later in this prospectus.

..   If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

..   If you surrender your certificate to receive its cash value and your
    Personal Income Benefit account value is greater than your Guaranteed Annual Withdrawal Amount, all benefits under the certificate will terminate, including the Personal Income Benefit feature.

..   Withdrawals are available under this contract and other annuity contracts we offer without purchasing a withdrawal benefit.

..   If you are not eligible to begin receiving your Guaranteed Annual
    Withdrawal Amount, and any amount is taken from your Personal Income Benefit account value to satisfy a withdrawal request (including a hardship or unforeseeable emergency withdrawal), this will be considered a Personal Income Benefit Early withdrawal. This amount will also be subject to withdrawal charges, if applicable.


..   If you have to take all or a portion of a required minimum distribution from your Personal Income Benefit account value and it is your first withdrawal under the certificate, the RMD will be considered your "first withdrawal" for the purposes of establishing your Guaranteed Annual Withdrawal Amount.


..   If you elect to take Guaranteed Annual Withdrawal Amount payments on a
    Joint life basis and subsequently get divorced, your divorce will not automatically terminate the certificate. For both Joint life and Single life certificates, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. In addition, if you drop the Joint life, you will not be able to name a new Joint life and payments will continue to be made in the same amount.



..   We reserve the right, in our sole discretion, to discontinue the acceptance of, and/or place limitations on contributions and transfers into the certificate and/or certain investment options. If you activated the Personal Income Benefit feature and we exercise our right to discontinue the acceptance of, and/or place limitations on contributions and transfers into the Personal Income Benefit variable investment options, you may no longer be able to fund your Personal Income Benefit feature. This means that if you have not yet allocated amounts to the Personal Income Benefit variable investment options, you may not be able to fund the Personal
    Income Benefit feature at all. This also means that if you have already funded the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options, you may no longer be able to increase your Guaranteed Annual Withdrawal Amount through contributions and transfers.

DEATH BENEFIT

Your certificate provides a death benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to the greater of
(i) your account value (less any outstanding loan and accrued loan interest) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, and (ii) the standard death benefit. The standard death benefit is equal to your total contributions and loan repayments (including loan interest paid), less the dollar amount of any loans and adjusted for withdrawals and any withdrawal charges and any taxes that apply.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse's contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (less any outstanding loan balance plus accrued interest) as of the date that your spouse's contract is issued, and (ii) the "standard death benefit" as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

The death benefit is the same whether or not you have allocated amounts to the Personal Income Benefit variable investment options. If you activated the Personal Income Benefit feature, your total account value is your Personal Income Benefit account value plus your Non-Personal Income Benefit account value.

                        CONTRACT FEATURES AND BENEFITS

ENHANCED DEATH BENEFIT

For an additional annual fee you may elect the enhanced death benefit.

You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST(R) Strategies contract. Additionally, to elect this benefit, you must be younger than age 76 when participation under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract.

If you elect the enhanced death benefit, the death benefit is equal to the greater of:

(a)your account value as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan and accrued loan interest); and

(b)the enhanced death benefit as of the date of your death.

On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third participation date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.

If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your account value, we will adjust your enhanced death benefit on the date you take the withdrawal. Appendix II at the end of this prospectus provides an example of how the enhanced death benefit is calculated.

HOW WITHDRAWALS AFFECT THE STANDARD DEATH BENEFIT AND THE ENHANCED DEATH BENEFIT

Each withdrawal you make will reduce the amount of your current standard death benefit or enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current standard death benefit or enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000 -$16,000).


Before purchasing certain optional benefits such as the enhanced death benefit for your certificate, you and your tax adviser should carefully consider the following. If you intend to satisfy your lifetime required minimum distribution requirements which begin after age 70 1/2 for this certificate by taking account-based withdrawals (as opposed to receiving annuity payments), you should know that under the terms of the annuity contract such withdrawals will reduce your optional benefits and may have the effect of eliminating your ability to utilize the entire benefit. Also, purchasing certain enhanced death benefit may increase the amount of RMDs you are required to withdraw under the tax rules if you elect withdrawals and not annuity payments. For more information, see "Tax information" later in this prospectus.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your certificate, you may return it to us for a refund. To exercise this cancellation right you must mail the certificate directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.


For contributions allocated to the variable investment options, your refund will equal the contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the account for special dollar cost averaging, your refund will equal your contributions plus interest. Some states require that we refund the full amount of the contribution (not including any investment gain or loss, or interest). Please contact your financial professional and/or see Appendix III to find out what applies in your state. For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contribution, without interest. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your certificate's cash value.


We may require that you wait six months before you apply for a certificate with us again if:

..   you cancel your certificate during the free look period; or

..   you change your mind before you receive your certificate whether we have received your contribution or not.

See Appendix III for any state variations.

In addition to the cancellation right described above, you have the right to surrender your certificate, rather than cancel it. Surrendering your certificate may yield results different than canceling your certificate, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the certificate. Please see "Tax information" later in this prospectus for possible consequences of cancelling your certificate.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your certificate's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; and (iii) the account for special dollar cost averaging. These amounts are subject to certain fees and charges discussed in "Charges and expenses" later in this prospectus.

Your certificate also has a "cash value." At any time before annuity payments begin, your certificate's cash value is equal to the account value, less:
(i) any applicable withdrawal charges; (ii) the total amount or a pro rata portion of the annual administrative charge; and (iii) the total amount or a pro rata portion of the Personal Income Benefit charge, if applicable.

PERSONAL INCOME BENEFIT FEATURE

If you activated the Personal Income Benefit feature under your certificate, we refer to the account value associated with that feature as your "Personal Income Benefit account value." Your account value that is not associated with that benefit is referred to as your "Non-Personal Income Benefit account value." Your total account value under the certificate is the sum of these amounts.

Your Personal Income Benefit account value allocations are limited to certain variable investment options we refer to as the "Personal Income Benefit variable investment options." Amounts in your Personal Income Benefit account value are also subject to certain transfer restrictions and a separate charge for providing the guarantees under the feature. See "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus for details.

YOUR CERTIFICATE'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the certificate.

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UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
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The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your certificate under that option, multiplied by that day's value for one unit. The number of your certificate units in any variable investment option does not change unless they are increased or decreased to reflect additional contributions, withdrawals, withdrawal charges, transfers and loans.

In addition, the annual administrative charge, enhanced death benefit charge, the Personal Income Benefit charge or third-party transfer or rollover charge, will reduce the number of units credited to your certificate. A description of how unit values are calculated is found in the SAI.

YOUR CERTIFICATE'S VALUE IN THE GUARANTEED INTEREST OPTION AND THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

Your value in the guaranteed interest option and the account for special dollar cost averaging at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

INSUFFICIENT ACCOUNT VALUE

Your certificate will terminate without value if your account value is insufficient to pay any applicable charges when due unless you have activated the Personal Income Benefit feature under your certificate. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your certificate.
For information about what happens if your Personal Income Benefit account value falls to zero, see "Effect of your Personal Income Benefit account value falling to zero" in "Contract features and benefits" earlier in this prospectus.

                     DETERMINING YOUR CERTIFICATE'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

..   You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

..   If you activated the Personal Income Benefit feature, you may transfer your
    Personal Income Benefit account value among Personal Income Benefit variable investment options. Also, you may transfer your account value from your Non-Personal Income Benefit investment options to the Personal Income Benefit variable investment options, subject to the limitations described in "How you can contribute to your certificate" and "What are your investment options under the contract?" under "Contract features and benefits" earlier in this prospectus.

..   Transfers from the Personal Income Benefit variable investment options to the Non-Personal Income Benefit variable investment options, the account for special dollar cost averaging and the guaranteed interest option are generally not permitted. However, once you have had amounts allocated to the Personal Income Benefit variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. If you utilize this exception, you must transfer all amounts out of the Personal Income Benefit variable investment options into Non-Personal Income Benefit investment options. This will permanently discontinue the Personal Income Benefit and you will not be able to make transfers back into the Personal Income Benefit variable investment options. We will deduct a pro rata portion of the charge for the Personal Income Benefit from the Personal Income Benefit account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the transferred funds. If your allocation instructions on file included allocations to the Personal Income Benefit variable investment options, you will also need to provide new allocation instructions.


..   If your employer or you choose the "Maximum investment options choice"
    method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior participation year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior participation year.

..   If you transfer money from another financial institution into the guaranteed interest option during your first participation year, and if your employer or you have selected the "Maximum investment options choice" method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) you may, during the balance of that participation year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.


Transfers into the guaranteed interest option would not be permitted if the requested transfer would result in more than 25% of your account value being allocated to the guaranteed interest option, based on your account value of the previous business day. Currently, we are relaxing this limitation. The restriction may or may not apply depending on the withdrawal charge schedule applicable to the group to which the group contract is issued. If we decide to change our limitations on transfers into the guaranteed interest option, we will provide you with notice of at least 45 days.

Upon advance notice we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. We may also, at any time, exercise our right to close a variable investment option to transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. In addition to the restrictions described above, all transfers are subject to our policies and procedures set forth in "Disruptive transfer activity" below.

You may request a transfer in writing or by telephone using TOPS or online using Online Account Access. You must send all signed written requests directly to our processing office. Transfer requests should specify:

(1)the certificate number,

(2)the dollar amounts to be transferred, and

(3)the investment options to and from which you are transferring.

You or the trustee or employer owner, whichever applies, can direct us to transfer among the investment options.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small-and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small-and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER

Our investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. In order to choose investment simplifier with Personal Income Benefit variable investment options as destination investment options, you must have already activated the Personal Income Benefit feature. Please note that transfers to the Personal Income Benefit variable investment options are allowed only until you elect to begin receiving Guaranteed Annual Withdrawal Amount payments. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options. You may select an investment simplifier option if you are also using the special dollar cost averaging program.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice, including the Personal Income Benefit variable investment options, on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under "Transferring your account value."

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier will end:

..   Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

..   Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

..   Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers or your election to begin receiving Guaranteed Annual withdrawal Amount payments (only if you are making monthly transfers to the Personal Income Benefit variable investment options), or on the date your certificate terminates.

REBALANCING YOUR ACCOUNT VALUE

Our rebalancing program offers two options that you can use to automatically reallocate your Non-Personal Income Benefit account value. Rebalancing is not available for amounts allocated to the Personal Income Benefit variable investment options. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. You must tell us:

(a)in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire Non-Personal Income Benefit account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under "Transferring your account value" above in this section. The initial transfer under the rebalancing program (based on your Non-Personal Income Benefit account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
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To be eligible for our rebalancing program, you must have (i) at least $5,000 of Non-Personal Income Benefit account value in the variable investment options for option I, or (ii) at least $5,000 of Non-Personal Income Benefit account value in the variable investment options and the guaranteed interest option, combined for option II. We may waive this $5,000 requirement.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

You may change your allocation instructions or cancel the program at any time.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

PRONVEST MANAGED ACCOUNT SERVICE

AXA Equitable offers access to managed account services through ProNvest, Inc., an unaffiliated third party. ProNvest is an independent registered investment advisory firm that assists retirement plan participants with goal-based advice and money management services.


If available under your employer's plan, you may enroll in ProNvest's managed account service to manage your participant account. ProNvest will allocate assets invested in your participant account among the Non-Personal Income Benefit and Personal Income Benefit variable investment options, the guaranteed interest option, and the Structured Investment Option based on a customized investment plan created for you from information you provide to ProNvest. (For more information about the Structured Investment Option, please see the Structured Investment Option prospectus). Generally, ProNvest will adjust your allocations every quarter or as the market changes. A minimum account value may be required to enroll in the ProNvest managed account service.

You should be aware that during your enrollment in the ProNvest managed account service, you will not have the ability to transfer or re-allocate your assets invested in your participant account. If you wish to make a transfer or re-allocate your assets, you must terminate your enrollment in the ProNvest managed account service. Once terminated, we reserve the right to not permit you to re-elect the managed account service. In addition, if you enroll in the ProNvest managed account service, automated programs including dollar cost averaging and asset rebalancing will be terminated. However, the RMD automatic withdrawal and systematic withdrawal options will continue to be available.


If you invested in the Structured Investment Option and specified a Performance Cap Threshold or provided special maturity instructions, those elections will be terminated if you enroll in the ProNvest managed account service.

If you enroll in the ProNvest managed account service, ProNvest will charge a quarterly fee at an annual rate up to 0.60% of your Non-Personal Income Benefit variable investment options. The amount of the fee may be lower and varies among broker-dealers. We will deduct this fee pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. We will not deduct this fee from amounts invested in the Personal Income Benefit variable investment options.

You may terminate the ProNvest managed account service at any time by contacting ProNvest. Visit www.ProNvest.com for information on contacting ProNvest and communicating your instructions.

For additional information or to enroll in the ProNvest managed account service, contact your financial professional. Minimum participant account balance requirements may apply. The ProNvest managed account service may not be available in all plans, all contracts, or in all states.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available. EQUI-VEST(R) Strategies TSA participants may only withdraw amounts from their account value that are 100% vested, subject to the employer's approval, plan rules and applicable laws. (See "Forfeitures" below and "Effect of Personal Income Benefit Early and Excess withdrawals" in "Contract features and benefits" earlier in this prospectus.) More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.

Please see "Insufficient account value" in "Determining your certificate's value" and "Effect of Personal Income Benefit Early and Excess withdrawals" in "Contract features and benefits" earlier in this prospectus for more information on how withdrawals affect your guaranteed benefits and could potentially cause your certificate to terminate.

FORFEITURES

A 403(b) plan may have a vesting schedule applicable to some or all employer contributions. Forfeitures can arise when a 403(b) plan participant who is not fully vested under a plan separates from service. Plan participants should consult the plan administrator to learn more about the vesting schedule. When a forfeiture occurs, we will withdraw any unvested portion of a plan participant's account value and deposit such amount in a forfeiture account in the contract. The plan administrator must tell us the unvested balance. We allocate amounts in the forfeiture account to the guaranteed interest option, unless otherwise agreed to by the employer/trustee and us.

Forfeited account values may be reallocated to active plan participants in accordance with the terms of the plan. Special rules apply to how the withdrawal charge, if any, will apply when forfeitures have occurred. See "Withdrawal charge" under "Charges and expenses" later in this prospectus.

METHOD OF WITHDRAWAL

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                                                     LIFETIME
                                                     REQUIRED
                        PARTIAL                      MINIMUM
CONTRACT               WITHDRAWAL     SYSTEMATIC   DISTRIBUTION
------------------------------------------------------------------
TSA                  yes/(1)(2)(3)/ yes/(1)(2)(3)/     yes/(2)(3)/
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EDC                  yes/(1)(2)(3)/ yes/(1)(2)(3)/     yes/(2)(3)/
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(1)Only if the certificate is not subject to withdrawal restrictions.
(2)Only if there are no outstanding loans.
(3)Requires or may require Plan Administrator's approval. See "Tax information" later in this prospectus.

TAKING WITHDRAWALS UNDER THE PERSONAL INCOME BENEFIT

This section describes the ways in which you can take Guaranteed Annual Withdrawal Amount payments. You may take unscheduled payments by submitting a request in a form acceptable to us, or you can take payments under one of our automated payment plans.


Under either the Maximum payment plan or the Customized payment plan, you may take withdrawals on a monthly, quarterly or annual basis, provided the scheduled payment is at least $250 for monthly and quarterly payments. If the scheduled payment falls below this amount, we will terminate the program, even if a required minimum distribution withdrawal causes the reduction. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next participation date anniversary.


You may elect either the Maximum payment plan or the Customized payment plan at any time after you are eligible to start taking Guaranteed Annual Withdrawal Amount payments. You must wait at least 28 days from certificate issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. The first payment date cannot be more than one full payment mode from the date the enrollment form is received at our processing office.

Our automatic payment plans are available to you if you are taking withdrawals to help you meet lifetime required minimum distributions under federal income tax rules. To best meet your needs, you should consider using an automatic payment plan in conjunction with our RMD automatic withdrawal option. The RMD automatic withdrawal option is described later in this section.

MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed Annual Withdrawal Amount in scheduled payments. You select the payment frequency; annually, quarterly or monthly. The amount of the withdrawal will increase on participation date anniversaries with any Ratchet increase.

If you elect annual payments, you may choose the date on which you receive your Guaranteed Annual Withdrawal Amount, but that date cannot be more than one full payment mode from the date your enrollment form is received at our processing office. If you have taken a partial withdrawal from your Personal Income Benefit account value prior to enrollment in the Maximum payment plan, the payment you receive will be the difference between your Guaranteed Annual Withdrawal Amount and the previously received withdrawal.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a participation year, your first payment will be made as soon as your request is processed and include any additional amount that would have been paid to you if you had elected the plan at the beginning of the participation year (the "catch-up payment").

If you take a partial withdrawal from your Personal Income Benefit account value in the same participation year, but prior to enrollment in the Maximum payment plan and the partial withdrawal was greater than any catch-up payment due, the partial withdrawal will be subtracted from the Guaranteed Annual Withdrawal Amount and the difference will be divided by the number of scheduled payments. If the partial withdrawal was less than any catch-up payment due, it will be subtracted from the catch-up payment and the difference will

                             ACCESSING YOUR MONEY
be included with your first payment. In subsequent years, you will receive the full amount of your Guaranteed Annual Withdrawal Amount.

If you take a partial withdrawal from the Personal Income Benefit account value after enrolling in the Maximum payment plan, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next participation date anniversary.

CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides you with the option of electing to take either: (1) a fixed dollar amount withdrawal not to exceed the Guaranteed Annual Withdrawal Amount, which will be subtracted from the Personal Income Benefit account value; or (2) a fixed dollar amount that may exceed the Guaranteed Annual Withdrawal Amount, which will be subtracted first from the Personal Income Benefit account value (up to the amount of the Guaranteed Annual Withdrawal Amount) and then from the Non-Personal Income Benefit account value. If the Non-Personal Income Benefit account value is not sufficient to satisfy the request, only the amount of the Guaranteed Annual Withdrawal Amount will be paid out as scheduled payments. The amount of the withdrawal will not be increased on participation date anniversaries with any Ratchet increase. You must elect to change the scheduled payment amount.

If you take a partial withdrawal from the Personal Income Benefit account value in the same participation year, but prior to your enrollment in the Customized payment plan, you will only be able to elect this plan if the partial withdrawal was less than the Guaranteed Annual Withdrawal Amount. In that case, you will receive the requested payments, up to the Guaranteed Annual Withdrawal Amount. Once the total of the scheduled payment made equals the Guaranteed Annual Withdrawal Amount, the plan will be suspended for the remainder of the participation year. If you take a partial withdrawal from the Personal Income Benefit account value while the Customized payment plan is in effect, and that withdrawal plus all other withdrawals from the Personal Income Benefit account value during that participation year exceed the Guaranteed Annual Withdrawal Amount, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next participation date anniversary.

PARTIAL WITHDRAWALS AND TERMINATIONS

Subject to the terms of your employer's plan, your certificate and any restrictions in federal income tax rules, you may take partial withdrawals from your account value (your Non-Personal Income Benefit account value, your Personal Income Benefit account value or both) or terminate your certificate at any time while you are living and before annuity payments begin. If you take a withdrawal from your Personal Income Benefit account value, the withdrawal may affect your Guaranteed Annual Withdrawal Amount. See "Effect of Personal Income Benefit Early and Excess withdrawals" under "Personal Income Benefit" in" Contract features and benefits" earlier in this prospectus for more information. Also, if you are at least age 59 1/2 and have separated from service with the employer that sponsored the plan, any withdrawal request will be considered a request to begin receiving Guaranteed Annual Withdrawal Amount payments.

The minimum amount you may withdraw at any time is $300. If your account value is less than $500 after a withdrawal, we may terminate your certificate and pay you its cash value except if you have activated the Personal Income Benefit feature of your certificate.

Partial withdrawals, or payments of remaining account value in excess of the 10% free withdrawal amount, may be subject to a withdrawal charge. See discussion of the 10% free withdrawal amount in "Charges and expenses" later in this prospectus.

SYSTEMATIC WITHDRAWALS
(AVAILABLE FOR NON-PERSONAL INCOME BENEFIT ACCOUNT VALUE ONLY; NOT AVAILABLE IF GUARANTEED ANNUAL WITHDRAWAL AMOUNT PAYMENTS ARE BEING TAKEN THROUGH THE MAXIMUM PAYMENT PLAN OR THE CUSTOMIZED PAYMENT PLAN)

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the Non-Personal Income Benefit variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed-dollar amount taken from the Non-Personal Income Benefit variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)Pro rata from all of your Non-Personal Income Benefit variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)Pro rata from all of your Non-Personal Income Benefit variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your certificate.

(3)You may specify a dollar amount from one Non-Personal Income Benefit variable investment option or the guaranteed interest option. If you choose this option and the value in that investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining Non-Personal Income Benefit investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your certificate.

You may elect systematic withdrawals if:

..   the plan permits it;

..   your certificate is not subject to withdrawal restrictions; and

..   your certificate does not have a loan outstanding.

You can cancel the systematic withdrawal option at any time.

                             ACCESSING YOUR MONEY

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS
(SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)


We offer our "required minimum distribution automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, withdrawals may be subject to a withdrawal charge if your withdrawal exceeds the 10% free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions" under "Tax information" later in this prospectus.


The actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding 403(b) plans and 457(b) EDC plans. For this purpose additional annuity contract benefits may include guaranteed benefits, such as the Personal Income Benefit and enhanced death benefits.

You may elect our RMD automatic withdrawal option in the year in which you reach age 70 1/2 or in any later year, subject to the terms of your plan, if applicable, provided you do not have any outstanding loan. When electing this option, amounts from both your Personal Income Benefit account value and your Non-Personal Income Benefit account value are used to determine your lifetime required minimum distribution payment each year. To elect this option, you must have an account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your certificate and pay you its cash value unless you have activated the Personal Income Benefit feature of the certificate. Currently, minimum distribution withdrawal payments will be made annually. See the Required minimum distributions discussion in "Tax information" later in this prospectus for your specific type of retirement arrangement.

Currently we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same participation year exceeds the 10% free withdrawal amount.

The automatic withdrawal option does not generate required minimum distribution payments during the first participation year. Therefore, if you are making a rollover or transfer contribution to the certificate after age 70 1/2, you must make any required minimum distributions before the rollover or transfer. If you do not, any withdrawals that you make during the first participation year to satisfy your required minimum distributions may be subject to withdrawal charges (if applicable) if they exceed the 10% free withdrawal amount.

If you purchased your EQUI-VEST(R) Strategies TSA certificate via a direct transfer of funds from another 403(b) plan or contract and we were informed at the time of your purchase the amount of your December 31, 1986 account balance (if any) you may postpone beginning lifetime required minimum distributions on these pre-1987 funds. Lifetime required minimum distributions on the pre-1987 account balance may be postponed to age 75 rather than having to start following the later of your reaching age 70 1/2 or retiring.

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FOR CERTIFICATES SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE
70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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FOR CERTIFICATES WITH PERSONAL INCOME BENEFIT. For certificates that have activated the Personal Income Benefit, withdrawals not taken through our RMD automatic withdrawal option may also cause a Personal Income Benefit Early withdrawal, if they are taken prior to your eligibility to take your Guaranteed Annual Withdrawal Amount. Also, those withdrawals may cause a Personal Income Benefit Excess withdrawal if they exceed your Guaranteed Annual Withdrawal Amount. If you have not already elected to begin receiving Guaranteed Annual Withdrawal Amount payments when you elect the RMD automatic withdrawal option, you will be required to select either the single or joint life option for Guaranteed Annual Withdrawal Amount payments. You may change this election any time before amounts from your Personal Income Benefit account value are accessed to make a payment. We will take RMD payments from your Non-Personal Income Benefit account value first. If there are insufficient funds in your Non-Personal Income Benefit account value, the amount will be taken from your Personal Income Benefit account value. Once amounts are taken from your Personal Income Benefit account value, your Guaranteed Annual Withdrawal Amount payments will be considered to have begun. At this point, you will no longer be able to contribute or transfer amounts to the Personal Income Benefit variable investment options.


Generally, if you elect our RMD automatic withdrawal option, any lifetime required minimum distribution payment we make to you under our RMD automatic withdrawal option will not be treated as a Personal Income Benefit Early or Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our RMD automatic withdrawal option, we will make an extra payment, if necessary, in December that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. If this extra payment is made, the amount will be taken from your Non-Personal Income Benefit account value first. If there are insufficient funds in your Non-Personal Income Benefit account value, the amount will be taken from your Personal Income Benefit account value. If this amount, plus any other withdrawals from the Personal Income Benefit account value, equals or exceeds your Guaranteed Annual Withdrawal Amount, your payment plan will be suspended for the remainder of the participation year. If this amount, plus any other withdrawals from the Personal Income Benefit account value has not equaled or exceeded the Guaranteed Annual Withdrawal Amount, scheduled payments will continue until the Guaranteed Annual Withdrawal Amount is paid. At that time, your payment plan will be suspended until the following participation year. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Personal Income Benefit Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause a Personal Income Benefit Excess withdrawal and may be subject to a withdrawal charge (if applicable). You may enroll in the

                             ACCESSING YOUR MONEY
plan again any time, but the scheduled payments will not resume until the next participation date anniversary. Further, your Personal Income Benefit account value and Guaranteed Annual Withdrawal Amount may be reduced. See "Effect of Personal Income Benefit Early and Excess withdrawals" under "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.

If you elect our RMD automatic withdrawal option and elect to take your Guaranteed Annual Withdrawal Amount payments in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, in December that will equal your required minimum distribution less all withdrawals made through the payment date. If this extra payment is made, the amount will be taken from your Non-Personal Income Benefit account value first. If the sum of the Guaranteed Annual Withdrawal Amount and Non-Personal Income Benefit account value is insufficient to satisfy the required minimum distribution, we will make an additional payment from your Personal Income Benefit account value, if necessary, to satisfy the required minimum distribution amount. The RMD payment we make to you will not be treated as an Excess withdrawal.

If prior to December you make a partial withdrawal that exceeds your Guaranteed Annual Withdrawal Amount, but not your RMD amount, that partial withdrawal will be treated as a Personal Income Benefit Excess withdrawal, as well as any subsequent partial withdrawals made during the same participation year. However, if by December your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as a Personal Income Benefit Excess withdrawal.

For the purpose of these examples, assume your Personal Income Benefit account value is $30,000 and there are no allocations to your Non-Personal Income Benefit account value. Also, assume the following:

..   Your annual RMD amount = $6,000;

..   Your Ratchet Base = $60,000; and

..   Your Guaranteed Annual Withdrawal Amount = $2,400.

EXAMPLE 1:

You take a partial withdrawal of $3,600 from your Personal Income Benefit account value on July 1st. By doing so, you have exceeded your Guaranteed Annual Withdrawal Amount by $1,200. This is a Personal Income Benefit Excess withdrawal that will reduce both your Ratchet Base and Guaranteed Annual Withdrawal Amount on a pro rata basis. Your Personal Income Benefit account value will be reduced dollar-for-dollar by the amount of the withdrawal. Here are the values after the withdrawal:


..   Personal Income Benefit Account Value = $26,400 (or $30,000 - $3,600).


..   Your Ratchet Base = $57,600 (or $60,000 - $2,400). This $2,400 reduction represents a pro rata reduction of 4%.

..   Guaranteed Annual Withdrawal Amount (FOR FUTURE PARTICIPATION YEARS) =
    $2,304 (or $2,400 - $96). This $96 reduction represents a pro rata reduction of 4%.

In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $2,400 and it will not be treated as a Personal Income Benefit Excess withdrawal.

EXAMPLE 2:

You take a partial withdrawal of $2,000 from your Personal Income Benefit account value on July 1st and make no other withdrawals for the remainder of the calendar year. In this case, your Personal Income Benefit account value will be reduced dollar-for-dollar by the amount of the withdrawal. However, your Ratchet Base will not be reduced and the Guaranteed Annual Withdrawal Amount remaining for the current participation year will be $400. Here are the values after the withdrawal:


..   Personal Income Benefit Account Value = $28,000 (or $30,000 - $2,000).

..   Your Ratchet Base = $60,000.

..   Remaining Guaranteed Annual Withdrawal Amount (FOR CURRENT PARTICIPATION
    YEAR) = $400 (or $2,400 - $2,000).

..   Remaining Guaranteed Annual Withdrawal Amount (FOR FUTURE PARTICIPATION
    YEARS) = $2,400.


In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $4,000 and it will not be treated as a Personal Income Benefit Excess withdrawal.

If you do not elect our RMD automatic withdrawal option and your Guaranteed Annual Withdrawal Amount payments are insufficient to satisfy the required minimum distribution payment, any additional withdrawal taken from your Personal Income Benefit account value in the same participation year will be treated as a Personal Income Benefit Excess withdrawal. Also, if you elect our RMD automatic withdrawal option, but satisfy your RMD through ad-hoc withdrawals prior to the December payment date, any withdrawal that exceeds the Guaranteed Annual Withdrawal Amount will be treated as a Personal Income Benefit Excess withdrawal.

HARDSHIP AND UNFORESEEABLE EMERGENCY WITHDRAWALS

Generally, in order to receive a hardship or unforeseeable emergency withdrawal (special federal income tax definition), you must meet certain criteria and have your request approved by the Plan. For more information, see "Withdrawal restrictions" under "Tax Information" later in this prospectus.

FOR CONTRACTS THAT HAVE ACTIVATED THE PERSONAL INCOME BENEFIT FEATURE

..   The amounts withdrawn to satisfy the withdrawal request will be taken from your Non-Personal Income Benefit account value first, if you have any. If values from your Personal Income Benefit account value are used to satisfy the withdrawal request, the withdrawal will be treated as a Personal Income Benefit Early withdrawal. For more information, see "Effect of Personal Income Benefit Early and Excess withdrawals" under "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.

..   If you have an existing loan, the withdrawal will not cause a default of your loan. You can continue to repay the outstanding loan. As discussed below in "Loans," failure to repay a loan can have substantial tax consequences.

                             ACCESSING YOUR MONEY

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the variable investment options and the guaranteed interest option. If these amounts are insufficient, we will subtract from your values in the account for special dollar cost averaging.

If you have made allocations to the Personal Income Benefit variable investment options, you should carefully consider how withdrawals are to be made from your total account value. In general, the specific form we require for withdrawal requests will ask you how your withdrawals should be made from your total account value. Depending on certain factors, including your age at the time, taking withdrawals from your Personal Income Benefit account value may have a significant impact on that benefit. For more information, see "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.

AUTOMATIC DEPOSIT SERVICE


If you are receiving required minimum distribution payments from a TSA certificate you may use our automatic deposit service.

Under this service we will automatically deposit the required minimum distribution payment from your TSA certificate directly into an existing EQUI-VEST(R) NQ or ROTH IRA or an existing EQUI-VEST(R) Express NQ or ROTH IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.


LOANS
(APPLICABLE TO CONTRACTS ISSUED UNDER NEW PLANS ON OR AFTER OCTOBER 24, 2011 (SUBJECT TO STATE AVAILABILITY). FOR PLANS IN EXISTENCE PRIOR TO OCTOBER 24, 2011, SEE "CONTRACT VARIATIONS" IN APPENDIX IV LATER IN THIS PROSPECTUS.)

If the plan permits, loans are available under a 403(b) plan or governmental employer 457(b) EDC plan. Loans are subject to limits and repayment timeframes under federal income tax rules. Loans are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA. You may borrow against your account value only under a TSA contract or a contract issued under a governmental employer 457(b) EDC plan. We reserve the right to change loan terms as long as any such change is made to maintain compliance with any applicable laws or regulations that may apply.

Your loan is also subject to our rules. We do not permit you to take a loan if the systematic withdrawal or the required minimum distribution automatic withdrawal option is in effect. If you want a loan, you may first have to cancel the withdrawal election. Also, if you have an outstanding loan, we generally do not permit withdrawals or the election of a withdrawal option such as systematic withdrawals or the required minimum distribution automatic withdrawal option. If you want to take a partial withdrawal or elect a withdrawal method, you may first have to repay the loan. See the chart under "Method of withdrawal" in "Accessing your money" earlier in this prospectus.

There may be a limit on the number of loans under an employer's plan. However, we do not permit you to have more than nine loans outstanding (including "takeover loans") at any time. Takeover loans are the result of an employer's transfer of plan assets (and outstanding loans) to the EQUI-VEST(R) Strategies/SM/ (Series 901) contracts.

There are limits on the total unpaid balance of all your outstanding loans under all plans of your employer. The amount available to be borrowed against under your EQUI-VEST(R) Strategies/SM/ (Series 901) contract is reduced by (i) the outstanding loan balance of other loans you have under other funding vehicles under your employer's plan, (ii) the outstanding balance of other loans you have under other plans of your employer, (iii) all or part of a loan you recently repaid; and/or (iv) any loan you ever defaulted on under any of your employer's plans. See "Tax information" later in this prospectus and the loan request form.

Before we make a loan, you must properly complete and sign a loan request form. Generally, the approval of the employer, its delegate or plan administrator must also be demonstrated. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office. Please note that if we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day prior to the 27th of the month, your loan transaction will be effective on that business day. If we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day that is on the 27th of the month or later, your loan will be processed on the first business day of the month following the date it was received. In the case of certain TSA contracts subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. In the case of governmental employer EDC contracts, the loan must be approved by the contract owner; generally, your employer, plan trustee, or the plan administrator as authorized under the governmental employer plan. Please see the loan provisions stated in your certificate and read the terms and conditions in the loan request form carefully and consult with a tax advisor before taking a loan. Also, see Appendix III later in this prospectus for any state rules that may affect loans from a TSA or governmental employer EDC contract.

A loan will not be treated as a taxable distribution unless:

..   it exceeds limits of federal income tax rules; or

..   interest and principal are not paid when due; or

..   in some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future. See "Repaying a loan" below. Also, see "Tax information" later in this prospectus.

LOAN INTEREST. We charge interest on loans under your certificate. The loan interest rate we charge is subject to the terms of your employer's plan. Also, loan interest rates are subject to state requirements. To find out more about current loan interest rates contact the person designated by your employer to answer questions about your plan or your financial professional.

                             ACCESSING YOUR MONEY

HOW LOANS ARE TAKEN FROM YOUR ACCOUNT VALUE. The amount of the loan will be withdrawn from your certificate, but no withdrawal charges will apply. A withdrawal for a loan is also not taken into account in determining the 10% free withdrawal amount. See the discussion of the 10% free withdrawal amount under "Withdrawal charge" in "Charges and expenses" later in this prospectus for more information. On your loan request form, you can specify the investment options from which the loan amount will be taken. If you do not specify, the loan amount will be taken on a pro rata basis from the variable investment options and guaranteed interest option in which you have account value. If there is insufficient value in these investment options, any remaining portion will be deducted from the account for special dollar cost averaging. The number of units in your variable investment options is decreased to reflect a loan.

REPAYING A LOAN. When you take a loan, we use the principal amount of the loan, the loan interest rate and the term of the loan to determine the loan repayment amount. You can repay a loan through payroll deduction, Online Account Access or by personal check. Loan repayments must be made quarterly, unless you enroll through Online Account Access for monthly systematic repayments (not available for contracts owned by a corporate trustee). You can elect to have the principal portion of your loan repayments automatically distributed among your investment options in accordance with your investment allocation instructions currently on file. If you elect this option, the transfer to your investment options will take place on the next business day after we receive your loan repayment. You can repay your loan in full, including interest due, at any time (by bank check or money order only). In very limited specified circumstances concerning leaves of absence, and upon our receipt of the documentation we require, loan repayment can be suspended. Otherwise, loans must be repaid according to the repayment schedule to avoid default. See "Tax information" later in this prospectus.

LOANS AND THE PERSONAL INCOME BENEFIT. If you activated the Personal Income Benefit by allocating amounts to the Personal Income Benefit variable investment options and request a loan, you will be able to specify the investment options from which the loan will be taken. If you have Non-Personal Income Benefit account value, you should consider first depleting your Non-Personal Income Benefit account value prior to utilizing the Personal Income Benefit account value. As discussed earlier in this prospectus, loan amounts taken from your Personal Income Benefit account value may significantly reduce the value of the Personal Income Benefit. See "Personal Income Benefit" in "Contract features and benefits" earlier in the prospectus for further information. If you do not specify investment options, the loan amount will be taken from your Non-Personal Income Benefit account value first. If there are insufficient values to complete your loan request, the remaining loan amount will be taken from the Personal Income Benefit account value. If a loan is taken from your Personal Income Benefit account value, your Guaranteed Annual Withdrawal Amount and Ratchet Base will be reduced on a pro rata basis.

All loan repayments will be allocated in accordance with the contribution allocation instructions we have on file for you on the date we receive the repayment. Loan amounts repaid in accordance with the loan repayment schedule and allocated to the Personal Income Benefit variable investment options will receive the GWR. Loan amounts repaid prior to the loan repayment schedule and allocated to the Personal Income Benefit variable investment options will receive the GTWR. Loan repayments will increase your Ratchet Base on a dollar-for-dollar basis. If you have an outstanding loan, it must be repaid before you can elect to receive Guaranteed Annual Withdrawal Amount payments.

If you have defaulted (failed to repay as required) a loan, we will treat the unpaid loan balance (plus an unpaid loan interest that is due) as a deemed distribution and withdrawal from the certificate. Loan defaults and withdrawals may have adverse tax consequences. See "Distributions from TSAs" in "Tax information" later in this prospectus.

If Guaranteed Annual Withdrawal Amount payments have begun and you had previously defaulted on a loan and would like to repay the loan, we will permit you to do so. Your loan repayments will be allocated in accordance with your allocation instructions on file.

TERMINATION OF PARTICIPATION

Your participation under the EQUI-VEST(R) Strategies contract may be terminated by us and your account value paid to your employer if:

(1)your account value is less than $500 and we have not received contributions on your behalf for a period of three years;

(2)you request a partial withdrawal that reduces your account value to an amount of less than $500;

(3)we have not received any contributions on your behalf within 120 days from your participation date; or

(4)the plan is no longer qualified under the Code and the EQUI-VEST(R) Strategies contract is terminated by us.

We will deduct the amount of any outstanding loan balance and any applicable withdrawal charge from the account value when we terminate your certificate.

The employer and, under certain circumstances, we may discontinue contributions under the EQUI-VEST(R) Strategies contract. Such discontinuance means that the employer will not permit any further salary deferral or employer contributions to be made under the contract. All other provisions of the contract remain in effect.

The employer may terminate the contract by (i) transferring all the assets to another contract or (ii) withdrawing the forfeiture account and directing us to deal directly with the participants.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon certificate termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

                             ACCESSING YOUR MONEY

We can defer payment of any portion of your values in the guaranteed interest option (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

EQUI-VEST(R) Strategies offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the different forms of annuity payout options listed below. Restrictions may apply, depending on the type of contract or your age at certificate issue. Also, certain payout options may not be available in certain states or with certain types of contracts.

Deferred annuity contracts such as EQUI-VEST(R) Strategies provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your certificate is annuitized, your EQUI-VEST(R) Strategies certificate and all its benefits terminate and will be converted to a supplemental payout annuity contract ("payout option") that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST(R) Strategies certificate at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your EQUI-VEST(R) Strategies certificate guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth participant date anniversary and at not less than five year intervals after the first change. (Please see your certificate and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We may offer other payout options not outlined here. Your financial professional can provide details.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract or the annuitant's age at certificate issue. If you activated the Personal Income Benefit feature and choose to annuitize your certificate, the Personal Income Benefit feature will terminate without value even if your Personal Income Benefit account value is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under the Personal Income Benefit feature. See "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus for further information. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

ANNUITY PAYOUT OPTIONS
---------------------------------------------------------------
Fixed annuity payout options    .   Life annuity
                                .   Life annuity with period
                                    certain
                                .   Life annuity with refund
                                    certain
                                .   Period certain annuity
---------------------------------------------------------------
Variable Immediate Annuity      .   Life annuity
  payout option (as described   .   Life annuity with period
  in a separate prospectus          certain
  for this option)
---------------------------------------------------------------


..   LIFE ANNUITY: An annuity that guarantees payments for the rest of your life. Payments end with the last monthly payment before your death. Because there is no continuation of benefits following your death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as you are living. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.


..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of your life. If you die before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond your life expectancy or the joint life expectancy of you and the designated beneficiary.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of your life. If you die before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   PERIOD CERTAIN ANNUITY: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed your life expectancy. This option does not guarantee payments for the rest of your life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of your life and, after your death, payments continue to the survivor. Generally, unless you elect otherwise with the written consent of the spouse, this will be the form of annuity payment provided for married participants under certain TSAs. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTION

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your certificate or on our then current annuity rates, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a

                             ACCESSING YOUR MONEY

Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The EQUI-VEST(R) Strategies contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options and whether the actual rate of investment return is higher or lower than an assumed base rate.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the annuity payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges. The amount applied to provide an annuity payout option will reflect the application of a withdrawal charge (except in those limited circumstances set forth in "Withdrawal charge" under "Charges and Expenses" later in this prospectus.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your certificate before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. You must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the participation date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your certificate's maturity date. Your certificate's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the participation date anniversary that follows your 95th birthday. This may be different in some states. Please see Appendix III later in this prospectus for state variations.


We will send you a notice with your certificate statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your maturity date, your certificate will be annuitized automatically using the normal form of annuity payout option. Currently, our normal form of annuity payout option is life annuity with a 10-year period certain.


We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. In general, the longer the period over which we expect to make payments, the lower will be your payment for each year.

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen, and whether it is fixed or variable;

(3)in the case of a life annuity, your age (or your and the designated beneficiary's ages);

(4)in the case of a period certain annuity, the period selected; and

(5)the frequency of the payments.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

ANNUITY MATURITY DATE

Your certificate has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is generally the participation date anniversary following the annuitant's 95th birthday. We will send a notice with the annual statement one year prior to the maturity date.

CERTIFICATES WITH PERSONAL INCOME BENEFIT

If you activated the Personal Income Benefit feature, on the certificate's maturity date you may elect:

..   an annuity payout option we are then offering (for both or either your
    Personal Income Benefit account value and your Non-Personal Income Benefit account value);

..   a lump sum distribution of your account value (for both or either your
    Personal Income Benefit account value and your Non-Personal Income Benefit account value); or

..   the Personal Income Benefit maturity date annuity benefit (for your
    Personal Income Benefit account value only).

The Personal Income Benefit maturity date annuity benefit compares: (i) your Guaranteed Annual Withdrawal Amount under the Personal Income Benefit; and (ii) the amount you would receive by applying your Personal Income Benefit account value on the certificate's maturity date to the guaranteed annuity rates for a life only annuity. The Personal Income Benefit maturity date benefit provides periodic payments of the higher resulting amount. This amount is fixed and does not change after annuity payments begin. Please note that if you elect the Personal Income Benefit maturity date annuity benefit for your Personal Income Benefit account value and you do not elect either a lump sum distribution or any annuity payout option for your Non-Personal Income Benefit account value remaining at the maturity date, we will apply your Non-Personal Income Benefit account value to the normal form of annuity payout option, which is a life annuity with a 10-year period certain.

Please see Appendix III later in this prospectus for the state variations.

                             ACCESSING YOUR MONEY

5. Charges and expenses

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CHARGES UNDER THE CONTRACTS

CHARGE AGAINST THE SEPARATE ACCOUNT

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate that can vary by group between 0% to 1.15% of daily net assets attributable to all certificates under the group contract. Contracts will generally have a charge of 1.15%, 1.10%, 1.00%, 0.90%, 0.80%, 0.70%, 0.60%,
0.50%, 0.25%, 0.10% or zero.

Charges may be based on:

..   the factors on which the mortality and expense risks charge and administration charges are based, including the size and type of the group;

..   the plan provisions which may provide, among other things, the level of contributions including employer contributions and the frequency of benefit payments;

..   whether we will be the sole contract provider;

..   the level of services provided by your financial professional; and

..   our sales-related expenses.

The charge may also be reduced for plans that reach predetermined levels of plan assets.

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the certificate. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. A participant's certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Strategies contracts.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each participation year. We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. We will deduct a pro rata portion of the charge if you surrender your certificate, elect an annuity payout option or you die during the participation year.

We deduct the charge if your account value on the last business day of the participation year is less than $25,000. If your account value on such date is $25,000 or more, we do not deduct the charge. The charge is equal to $30 or, if less, 2% of your account value plus any amounts previously withdrawn during the participation year. We reserve the right to increase this charge to a maximum of $65. For particular groups, the charge may be waived or reduced for account values of less than $25,000 or the charge may also be waived entirely. See Appendix III later in this prospectus for any state variations on how this charge is deducted.

Differences in this charge are due to variations in group characteristics including the total amount of plan assets. The charge is designed primarily to defray administrative expenses in connection with the issuing and daily administration of the contracts. We will determine the applicability of this charge pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Strategies contracts.

CHARGE FOR THIRD-PARTY TRANSFER OR ROLLOVER

We may deduct a charge for third-party transfers. A third party transfer is where you ask us to directly transfer or roll over funds from your certificate to a permissible funding vehicle offered by another provider, or to another eligible plan. The charge is currently $25 ($65 maximum) per occurrence per participant. This charge will never exceed 2% of the amount disbursed or transferred. We will deduct this charge and any withdrawal charge that applies from your account value. This charge will also be imposed on each third-party transfer out of the contract's forfeiture account into another permissible funding vehicle. This charge does not apply to reallocations from the forfeiture account to participant certificates under the contract. Transfers are subject to any required employer approval.

CHARGE FOR ENHANCED DEATH BENEFIT

If you elect the enhanced death benefit we deduct a charge annually from your account value on each participation date anniversary. The charge is equal to 0.15% of your account value.

We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. See Appendix III later in this prospectus for any state variations on how the charge for this benefit is deducted.

If your account value is insufficient to pay this charge, your certificate will terminate without value and you will lose any applicable guaranteed benefits.

                             CHARGES AND EXPENSES

WITHDRAWAL CHARGE

A withdrawal charge of up to 6% may apply as set forth in the contract and participation certificate.

For some groups, the withdrawal charge will apply on a participation year basis, applied to either the amount withdrawn or contributions withdrawn, (depending on the group). The withdrawal charge may also be based on a contract year basis. Under some group contracts, there will be no withdrawal charge. Differences in the basis and period for which and circumstances under which this charge applies are due to the total amount of plan assets under the contract, the frequency of the possible benefit payments as provided by the terms of the plan, other charges and fees under the contract and the compensation paid in connection with the sale of the contract. The basis, period of and circumstances under which the withdrawal charge applies will be determined pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Strategies contracts.

The withdrawal charge percentages may be different for certain group contracts.

If you participate in a contract in which the withdrawal charge is based on how long each contribution has been invested, the amount of the withdrawal charge we deduct is equal to a percentage of any contribution withdrawn attributable to contributions made during the current and, for example, five prior participation years measured from the date of the withdrawal. In the case of surrenders, we will pay you the greater of the following up to a maximum of the account value:

..   the account value after any withdrawal charge has been imposed (cash value), or:

..   the 10% free withdrawal amount plus the contributions made before the current and, for example, five prior participation years that have not been previously withdrawn, plus 95% of (a) the remaining account value, minus
    (b) any administrative fees.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the 10% free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge.

If you participate in a contract in which the withdrawal charge is determined on a contract year basis rather than a participation year basis, a withdrawal charge will apply to amounts withdrawn from the contract during a period of up to the first five contract years only if: (i) you transfer or directly roll over your account value to another annuity contract, employer designated funding vehicle or other funding vehicle permitted under tax laws, or (ii) the employer withdraws amounts from the contract and either transfers or directly rolls over the amount to another 403(b) employer-designated funding vehicle or transfers or distributes amounts in any other manner permitted under section 403(b) of the Code during the withdrawal charge period.

If you participate in a contract where the withdrawal charge is determined on a participation year basis, a withdrawal charge will not apply under the circumstances described as follows:

(1)each participation year you can withdraw up to 10% of your account value without paying a withdrawal charge (10% free withdrawal amount). The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the participation year; or

(2)after five participation years and you are at least age 59 1/2; or

(3)you request a refund of an excess contribution within one month of the date on which the contribution is made; or

(4)you die and the death benefit is made available to the beneficiary; or

(5)after five participation years if you are at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond your age 59 1/2 and allows no prepayment; or

(6)after three participation years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years, and allows no prepayment; or

(7)the amount withdrawn is applied to the election of a life contingent annuity payout option; or

(8)the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of your life expectancy, that allows no prepayment; or

(9)after five participation years, you have reached age 55 and have separated from service; or

(10)The withdrawal is made to satisfy minimum distribution requirements; or

(11)You elect a withdrawal that qualifies as a hardship (or unforeseeable emergency for EDC) withdrawal under the Code; or

(12)If you have activated the Personal Income Benefit feature, we will waive any withdrawal charge for any Guaranteed Annual Withdrawal Amount payments during the participation year up to the greater of (a) the 10% free withdrawal amount, and (b) the Guaranteed Annual Withdrawal Amount. However, each withdrawal reduces the 10% free withdrawal amount for that participation year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a Personal Income Benefit Excess or Early withdrawal as long as it does not exceed the 10% free withdrawal amount; or

(13)You have qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(14)We receive proof satisfactory to us that your life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician); or

(15)You are confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

                             CHARGES AND EXPENSES

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;


   -- it controls and records all medications dispensed;

   -- its primary service is other than to provide housing for residents; and


   -- (subject to state approval), amounts withdrawn from the Personal Income
      Benefit investment options that are directly rolled over to an EQUI-VEST(R) GWBL Rollover IRA Annuity contract if the plan requires you to take a dstribution due to a separation from service or plan termination.

The withdrawal charge will apply if the condition as described in items 13 through 15 above existed at the time participation under the contract began or if the condition began within the 12 month period following such participation.

In addition, particular groups may receive the following waiver:

..   You sever from employment with your employer.

See Appendix III, later in this prospectus for information on state availability and variations with respect to the withdrawal charge.

In instances where a withdrawal charge applies, other than where your participation under the contract is terminated, in order to give you the exact dollar amount of the withdrawal requested, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. Unless you specify otherwise, we deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If these amounts are insufficient we will make up the required amounts from the account for special dollar cost averaging. In the case where you terminate participation under the contract, we will pay your account value after the withdrawal charge has been imposed (cash value).

PERSONAL INCOME BENEFIT CHARGE

If you activate the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options, we deduct an annual charge equal to 1.00% of your Personal Income Benefit account value. This charge will be deducted from your value in the Personal Income Benefit variable investment options on a pro rata basis on each participation date anniversary. It is not pro-rated to account for a portion of the year. However, if the Personal Income Benefit feature is terminated, the certificate is surrendered or a death benefit is paid on a date other than a participation date anniversary, we will deduct a pro rata portion of the charge for that year.

In no event will the charge for the Personal Income Benefit be deducted from your Non-Personal Income Benefit account value.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

PLAN OPERATING EXPENSE CHARGE

Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense from your account value and to remit the amount withdrawn to either your Employer or your Employer's designee. The amount to be withdrawn is determined by your Employer; we will have no responsibility for determining that such amount is necessary and proper under the terms of your Employer's plan. We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

LOAN SET-UP CHARGE. A $25 charge will be deducted from your account value at the time a loan is taken. The charge is to compensate us for administrative expenses associated with setting up the loan.

ANNUAL LOAN RECORD-KEEPING CHARGE. A $6.25 charge will be deducted from your account value on the last Friday of each calendar quarter to compensate us for record-keeping expenses associated with the loan. If that Friday is a holiday, the charge will be deducted on the last business day preceding that Friday. We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

                             CHARGES AND EXPENSES

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

VARIATIONS IN CHARGES

For certain groups offered the EQUI-VEST(R) Strategies contract, we may reduce the withdrawal charges and/or separate account charges. We may also reduce or waive the annual administrative charge. We may make other changes to the EQUI-VEST(R) Strategies contract, including a change in the standard death benefit or the minimum initial contribution requirements; and/or permitting additional circumstances under which the withdrawal charge is waived.

Our costs for sales, administration and mortality may vary based on a number of factors, including the size and type of group or sponsoring organization; the level of services provided by us or your financial professional; if we will be the sole contract provider; and the compensation we expect to pay the financial professional in connection with the sale of the contract(s). We take all these factors into account when reducing charges.

In order for a group to be considered for reduced charges, it generally must meet certain requirements relative to existing and projected plan assets. We determine the applicable charge reductions and benefit adjustments according to our procedures in effect at the time we approve a group. We may change our pricing procedures from time to time or the required level of assets a group must have to be eligible for reduced charges.

From time to time, an employer group has an existing arrangement with us, under which plan participants have individual contracts, and subsequently the employer purchases a group contract from us for new contributions and new participants only. Under these circumstances, we may make charge reductions or benefit adjustments under the existing individual contracts in order to reflect the same features, benefits and reduced costs as the group contract. We may also make charge reductions or benefit adjustments under existing individual contracts when an employer qualifies for a group contract but is unable to hold a group contract. Our pricing procedures for new groups may vary from the procedures we use for existing groups.

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional's compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us.

Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial services professional provide and will not be unfairly discriminatory.

Groups may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

Beneficiary designations are subject to the terms of your plan. You designate your beneficiary when you apply for your certificate. You may change your beneficiary at any time while the annuitant is alive and the certificate is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

EFFECT OF YOUR DEATH

If you die before the annuity payments begin, we will pay the death benefit to your beneficiary.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of your death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary. In some cases a beneficiary may be able to do a nonspousal direct rollover to a new inherited IRA in the case of a death benefit from a qualified plan, 403(b) plan, or governmental employer 457(b) plan.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account," which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

BENEFICIARY CONTINUATION OPTION

Upon your death, your beneficiary may generally elect to keep the certificate with your name on it and receive distributions under the certificate instead of receiving the death benefit in a single sum. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your certificate.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. If you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option:

..   The certificate continues with your name on it for the benefit of your beneficiary.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options, but no additional contributions will be permitted. In addition, we may, at any time, exercise our right to close a variable investment option to transfers.

..   Loans will no longer be available.

..   The standard death benefit and the enhanced death benefit provisions will no longer be in effect.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

                           PAYMENT OF DEATH BENEFIT

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in your certificate.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the certificate in a lump sum.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

PERSONAL INCOME BENEFIT ON A SINGLE LIFE BASIS. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Single life basis, your beneficiary may elect any death benefit option described earlier in this prospectus for which your beneficiary is eligible. Your beneficiary is not eligible to receive Guaranteed Annual Withdrawal Amount payments. If the beneficiary elects the Beneficiary continuation option, the Personal Income Benefit variable investment options will not be available for transfers.

PERSONAL INCOME BENEFIT ON A JOINT LIFE BASIS. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis, your beneficiary may either:

..   elect any death benefit option described earlier in this prospectus for which the beneficiary is eligible; or

..   elect to continue the certificate under the Personal Income Benefit
    Beneficiary continuation option, if your beneficiary is the same spouse you were married to when you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and you were still married at the time of your death.

If your beneficiary elects any death benefit option other than the Personal Income Benefit Beneficiary continuation option, the Guaranteed Annual Withdrawal Amount payments will terminate.

If you had not yet started lifetime RMD payments at your death, your spousal beneficiary may (1) choose the "5-year rule" (the Guaranteed Annual Withdrawal Amount payments will terminate when all amounts under the certificate have been distributed) or (2) continue the certificate and take withdrawals under the Personal Income Benefit Beneficiary continuation option. If you were younger than age 70 1/2 at the time of your death, your spousal beneficiary may defer Personal Income Benefit Beneficiary continuation option payments until you would have reached age 70 1/2. However, any Guaranteed Annual Withdrawal Amount payments skipped cannot be recovered.

Under the Personal Income Benefit Beneficiary continuation option:

..   The certificate continues with your name on it for the benefit of your beneficiary.

..   The account value will be increased to equal the death benefit if the death benefit is higher than the total account value. If the account value is increased, the money will be allocated pro rata among the investment options including the Personal Income Benefit variable investment options. If applicable, the Ratchet Base will ratchet to the Personal Income Benefit account value on the next participation date anniversary.

..   The charge for the Personal Income Benefit will continue to apply.
    Withdrawal charges will no longer apply.

..   Payments will be equal to the greater of the Guaranteed Annual Withdrawal
    Amount and the Beneficiary continuation option payment. For information about what happens when the Personal Income Benefit account value falls to zero, see "Effect of your Personal Income Benefit account value falling to zero" under "Personal Income Benefit in "Contract features and benefits" earlier in this prospectus.

..   If you were enrolled in either the Maximum payment plan or the Customized payment plan (both described earlier in this prospectus in ''Accessing your money'' under ''Withdrawing your account value''), enrollment in a plan will continue unless your beneficiary submits a request to change the plan or to take ad hoc withdrawals.

..   If your spousal beneficiary receives payments under the Maximum payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made the funds will be taken from the Non-Personal Income Benefit account value first. If there are insufficient funds in the Non-Personal Income Benefit account value then the funds will be taken from the Personal Income Benefit account value.


..   If your beneficiary receives payments under the Customized payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made, it will be taken from the Non-Personal Income Benefit account value first. If there are insufficient values in the Non-Personal Income Benefit account value, any necessary amounts will be taken from the Personal Income Benefit account value. The scheduled payments will continue in the same amount and the combined Customized payment plan payments and the RMD payment will not be treated as a Personal Income Benefit Excess withdrawal.


..   If your beneficiary takes any partial withdrawals from the Personal Income
    Benefit account value in addition to the RMD and Customized payment plan payments, the Customized payment plan terminates for that participation year. The partial withdrawals may be treated as Personal Income Benefit Excess withdrawals if they exceed the Guaranteed Annual Withdrawal Amount. Your beneficiary may immediately sign up for a new program; however, the new payments will not begin until after the next participation date anniversary. We will require your beneficiary to use our form for this purpose.

..   If prior to your death, you did not elect an automatic payment plan and your beneficiary takes unscheduled Guaranteed Annual Withdrawal Amounts from the Personal Income Benefit account value, we will make a payment (if necessary) in December that will equal the RMD amount less any withdrawals made through the payment date. The December automatic payment will not be treated as a Personal Income Benefit Excess withdrawal. However, any future withdrawals from the Personal Income Benefit account value in the same participation year may be treated as

                           PAYMENT OF DEATH BENEFIT

   Personal Income Benefit Excess withdrawals. If your beneficiary satisfies the RMD amount through unscheduled withdrawals from the Personal Income Benefit account value prior to the December payment, any withdrawal from the Personal Income Benefit account value that exceeds the Guaranteed Annual Withdrawal Amount will be considered a Personal Income Benefit Excess withdrawal.

..   Upon the death of your spousal beneficiary, the Personal Income Benefit and
    Beneficiary continuation option payment comparison stops. The beneficiary designated by your spousal beneficiary to receive any interest in the certificate after the spousal beneficiary dies can elect to continue to receive the standard Beneficiary continuation option payments or receive any remaining account value in a lump sum.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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TAX INFORMATION AND ERISA MATTERS

OVERVIEW

This section of the prospectus discusses the current federal income tax rules that generally apply to annuity contracts which may be used to fund certain employer-sponsored retirement plans.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict, what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular employer's plan or contract may vary depending on the facts applicable to that employer. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. Employers should not rely only on this document, but should consult their tax adviser before choosing EQUI-VEST(R) Strategies.

FATCA


Even though this section in the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, in future years FATCA and related rules may require us to document the status of certain contractholders, as well as report contract values and other information for such contractholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.


CHOOSING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for 403(b) plans: a 403(b) TSA annuity contract such as an EQUI-VEST(R) Strategies TSA or a 403(b)(7) custodial account. An EDC plan may be funded by specified annuity contracts, custodial accounts or trustee arrangements. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement below. Employers should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, employers should consider the annuity's features and benefits, such as EQUI-VEST(R) Strategies standard death benefit, enhanced death benefit, selection of variable investment options, provision of a guaranteed interest option and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. Employers should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding 403(b) plans and 457(b) plans. For this purpose additional annuity contract benefits may include certain guaranteed benefits such as the Personal Income Benefit and enhanced death benefits. Employers should consider the potential implication of these Regulations before choosing this annuity contract.

SPECIAL RULES FOR TAX-FAVORED RETIREMENT PLANS

Employer-sponsored retirement plans can use annuity contracts to fund the plan unless the plan specifically prohibits annuity contracts as a funding vehicle.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including:

..   participation and coverage;

..   nondiscrimination;

..   vesting and funding;

..   limits on contributions, distributions, and benefits;

..   withholding;

..   reporting and disclosure; and

..   penalties.

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STATE INCOME TAX RULES COVERING CONTRIBUTIONS TO AND DISTRIBUTIONS FROM EMPLOYER-SPONSORED RETIREMENT PLANS MAY DIFFER FROM FEDERAL INCOME TAX RULES.
IT IS THE RESPONSIBILITY OF THE EMPLOYER, PLAN TRUSTEE AND PLAN ADMINISTRATOR
TO SATISFY FEDERAL INCOME TAX, STATE INCOME TAX AND OTHER STATE RULES AND ERISA RULES, IF APPLICABLE.
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                                TAX INFORMATION

ADDITIONAL "SAVER'S CREDIT" FOR SALARY REDUCTION CONTRIBUTIONS TO CERTAIN PLANS


You may be eligible for a nonrefundable income tax credit for salary reduction contributions you make to a 403(b) plan or governmental employer 457(b) EDC plan as well as contributions you make to other eligible retirement plans or to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your salary reduction contribution is already excluded from tax. For details on this credit, please see the Internal Revenue Service Publication for your type of plan (for example, IRS Publication 571, TAX-SHELTERED ANNUITY PLANS (403(B) PLANS) FOR EMPLOYEES OF PUBLIC SCHOOLS AND CERTAIN TAX-EXEMPT ORGANIZATIONS).


TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS)

GENERAL

This section of the prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)".

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THE DISCLOSURE GENERALLY ASSUMES THAT THE TSA HAS 403(B) CONTRACT STATUS OR QUALIFIES AS A 403(B) CONTRACT. DUE TO INTERNAL REVENUE SERVICE AND TREASURY REGULATORY CHANGES IN 2007 WHICH BECAME FULLY EFFECTIVE ON JANUARY 1, 2009, CONTRACTS ISSUED PRIOR TO 2009 WHICH QUALIFIED AS 403(B) CONTRACTS UNDER THE RULES AT THE TIME OF ISSUE MAY LOSE THEIR STATUS AS 403(B) CONTRACTS OR HAVE
THE AVAILABILITY OF TRANSACTIONS UNDER THE CONTRACT RESTRICTED AS OF JANUARY 1, 2009 UNLESS THE INDIVIDUAL'S EMPLOYER OR THE INDIVIDUAL TAKES CERTAIN ACTIONS. PLEASE CONSULT YOUR TAX ADVISER REGARDING THE EFFECT OF THESE RULES (WHICH MAY VARY DEPENDING ON THE OWNER'S EMPLOYMENT STATUS, PLAN PARTICIPATION STATUS, AND WHEN AND HOW THE CONTRACT WAS ACQUIRED) ON YOUR PERSONAL SITUATION.
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FINAL REGULATIONS UNDER SECTION 403(B)


In 2007, the IRS and the Treasury Department published final Treasury regulations under Section 403(b) of the Code (2007 Regulations). As a result, there were significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules applied beginning in 2007. There are still a number of uncertainties regarding the application of these rules. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on 403(b) TSA contracts issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.


EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to require a written plan document for Section 403(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009 to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

As part of this process, the sponsoring employer designates the insurance companies or mutual fund companies to which it will make contributions to purchase 403(b) annuity contracts or 403(b)(7) custodial accounts under its 403(b) plan. These companies are typically referred to as "approved providers" or "approved vendors" under the employer's 403(b) plan, although such terms are not used in the 2007 Regulations. If AXA Equitable is not an approved provider under an employer's 403(b) plan, active participants in that employer's plan may have to transfer funds from their EQUI-VEST(R) Strategies TSA contracts to another 403(b) plan funding vehicle in a contract exchange under the same plan in order to avoid significant limitations under the 403(b) plan for transactions on the contract.

GENERAL; SPECIAL EMPLOYER RULES

An employer eligible to maintain a 403(b) plan for its employees may make contributions to purchase a 403(b) funding vehicle for the benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the 403(b) funding vehicle until he/she takes distributions.

Generally, there are two types of funding vehicles available to fund 403(b) plans: an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.

CONTRIBUTIONS TO TSAS

There are three ways you can make contributions to this EQUI-VEST(R) Strategies TSA contract:

..   annual contributions made through the employer's payroll; or

..   with employer or plan approval, a rollover from another eligible retirement plan; or

..   with employer or plan approval, a plan-to-plan direct transfer of assets or a contract exchange under the same plan.

ANNUAL CONTRIBUTIONS MADE THROUGH THE EMPLOYER'S PAYROLL. Annual contributions to 403(b) TSA contracts made through the employer's payroll are limited. (Tax-free plan to plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction contributions" or "elective deferral contributions" and are generally made on a pre-tax basis. However, a TSA can also be wholly or partially funded through non-elective employer contributions or contributions treated as after-tax employee contributions. If the employer's plan permits, and as reported to us by the employer, an employee may designate some or all of salary reduction contributions as "designated Roth contributions" under Section 402A of the Code, which are made on an after-tax basis.

Some employer contributions may be subject to vesting under the employer's plan.

                                TAX INFORMATION

The annual limit on employer and employee contributions on behalf of an employee to defined contribution plans of an employer for 2016 is the lesser of $53,000 (after adjustment for cost-of-living changes) or 100% of compensation. When figuring out the contribution limit you have to:


..   include reallocated forfeitures and voluntary nondeductible employee contributions;

..   include compensation from the employer in the form of elective deferrals and excludible contributions under Section 457(b) EDC plans and "cafeteria" plans. These are plans giving employees a choice between cash and deferred benefits or specified excludible health and welfare benefits; and


..   disregard compensation or earned income of more than a specified amount.
    This amount is $265,000 for 2016. This amount may be further adjusted for cost-of-living changes in future years.

"Salary reduction" or "elective deferral" contributions made under a 403(b) plan or other cash or deferred arrangement are limited to $18,000 for 2016, and may be further adjusted for cost-of-living changes in future years. This limit applies to the total of all elective deferrals under all tax-favored plans in which the individual participates, from all employers, for example, also including salary reduction contributions under 401(k) plans. If the plan permits, an individual who is at least age 50 at any time during 2016 can make up to $6,000 additional salary reduction contributions for 2016.


Special provisions may allow certain participants with at least 15 years of service to make "catch-up" contributions to compensate for smaller contributions made in previous years.

If contributions to a 403(b) TSA contract exceed the applicable limit in any year, the excess will be taxable to the employee as ordinary income. In certain situations, we may distribute excess contributions to avoid tax penalties.

Any excess deferral contributions which are not withdrawn by April 15th after the year of the deferral may cause the contract to fail 403(b) rules.

ROLLOVER CONTRIBUTIONS. After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

..   termination of employment with the employer who provided the funds for the plan; or

..   reaching age 59 1/2 even if still employed; or

..   disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to traditional IRA instead.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM CERTAIN ELIGIBLE RETIREMENT PLANS

NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) EDC plan) may be directly rolled over to a 403(b) TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. Non-Roth after-tax contributions in a traditional IRA cannot be rolled over from the traditional IRA into a TSA.

See "IRS guidance on allocation between pre-tax and after-tax amounts on distributions; the effect of direct rollovers" under "Distributions from TSAs--Tax treatment of distributions from TSAs".

DESIGNATED ROTH CONTRIBUTIONS. If the after-tax contributions are in a "designated Roth account" under a 403(b) plan, a 401(k) plan or a governmental employer EDC plan which permits designated Roth elective deferral contributions to be made, they can be rolled into another "designated Roth account" under another such plan. They cannot be rolled over to a non-Roth after-tax contribution account. You may not roll over Roth IRA funds into a designated Roth account under a 403(b) plan (or a 401(k) plan or a governmental employer EDC plan).


LIMITATIONS ON INDIVIDUAL-INITIATED DIRECT TRANSFERS. The 2007 Regulations revoked Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) contract to another, without reportable taxable income to the individual. Under transitional rules in the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.


DIRECT TRANSFER CONTRIBUTIONS. A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan". 403(b) plans do

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not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers; (ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.

We currently do not offer a 403(b) contract for a beneficiary of a deceased participant as described above.

TSA contracts issued by AXA Equitable pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are generally "grandfathered" as to 403(b) status. However, future transactions such as loans and distributions under such "grandfathered" contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer's 403(b) plan, or the employer enters into an information sharing agreement with us.

SPECIAL RULE FOR ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS AFTER AGE
70 1/2. The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the contract is issued if the owner is at least age
70 1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.

DISTRIBUTIONS FROM TSAS

GENERAL

Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

WITHDRAWAL RESTRICTIONS -- SALARY REDUCTION CONTRIBUTIONS. You generally are not able to withdraw or take payment from your TSA contract unless you reach age 59 1/2, die, become disabled (special federal income tax definition), sever employment with the employer which provided the funds for the TSA contract, or suffer financial hardship (special federal income tax definition). Hardship withdrawals are limited to the amount of your salary reduction contributions without earnings and must be approved by the employer or the plan. If you have activated the Personal Income Benefit feature, your hardship withdrawal may be a Personal Income Benefit Early withdrawal.

Under the 2007 Regulations, an employee is not treated as severing employment if the first employer and the subsequent employer are treated as the same employer (for example, an employee transfers from one public school to another public school of the same state employer).

These restrictions do not apply to the amount directly transferred to your TSA certificate that represents your December 31, 1988, account balance attributable to a 403(b) annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts directly transferred to your TSA certificate in a contract exchange under the same plan or a direct transfer from another 403(b) plan.

If any portion of the funds directly transferred to your TSA certificate is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. Account values attributable to employer contributions properly reported to us at the time of transfer will not be subject to restriction, unless required by the employer's plan.

Withdrawals from a designated Roth account in a TSA contract are subject to these withdrawal restrictions.

WITHDRAWAL RESTRICTIONS ON OTHER TYPES OF CONTRIBUTIONS. The plan may also impose withdrawal restrictions on employer contributions and related earnings. Amounts attributable to employer contributions are subject to withdrawal restrictions under the 2007 Regulations. These rules apply only to 403(b) plan contracts issued January 1, 2009 and later. These restrictions vary by individual plan and must be reported to us by the plan, the employer or the employer's designee, as applicable.

EXCEPTIONS TO WITHDRAWAL RESTRICTIONS. If the recipient plan separately accounts for funds rolled over from another eligible

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retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.


A tax law change permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. The transfer would be taxable, and withdrawals would not be permitted from the designated Roth account under the plan. We are assessing implementation issues regarding this feature; as additional separate accounting is required. See "'In-plan' Roth conversions" below.


Distributions may also be made on termination of the plan.

TAX TREATMENT OF DISTRIBUTIONS FROM TSAS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed.

Distributions include withdrawals and annuity payments. Death benefits paid to a beneficiary are also taxable distributions unless an exception applies. (For example, there is a limited exclusion from gross income for distributions used to pay qualified health insurance premiums of an eligible retired public safety officer from eligible governmental employer qualified plans, 403(b) plans and 457(b) plans.) Amounts distributed from TSAs are includable in gross income as ordinary income, not capital gain. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" below. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, both non-Roth and designated Roth, you will have a tax basis in your TSA certificate, which will be recovered tax-free. Unless we have been provided acceptable documentation for the amounts of any after-tax contributions to your TSA certificate, we assume that all amounts distributed from your TSA certificate are pre-tax, and we withhold tax and report accordingly.

DESIGNATED ROTH CONTRIBUTION ACCOUNT. Section 402A of the Code provides that a qualified distribution from a designated Roth account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. This treatment is the same for non-qualified distributions from a designated Roth account under a 403(b) plan. For the special tax treatment applied to direct conversion rollovers, including "in-plan" Roth conversions, see "Tax-deferred rollovers and direct transfers" and "In-plan Roth conversions" below.

IRS GUIDANCE ON ALLOCATION BETWEEN PRE-TAX AND AFTER-TAX AMOUNTS ON DISTRIBUTIONS; THE EFFECT OF DIRECT ROLLOVERS.

The following applies where there are after-tax amounts and pre-tax amounts under the plan, and a distribution is made from the plan before annuity payments start. The IRS has issued ordering rules and related guidance on allocation between pre-tax and after-tax amounts.

..   All disbursements from the plan that are "scheduled to be made at the same time" are treated as a single distribution even if the recipient has directed that the disbursement be divided among multiple destinations. Multiple destinations include payment to the recipient and direct rollovers to one or more eligible retirement plans. (Separate information reports on Form 1099-R are generally required if a disbursement is divided among multiple destinations, however.)

..   If the pre-tax amount for the aggregated distribution is directly rolled over to one or more eligible retirement plans, the entire pre-tax amount is assigned to the amount of the distribution that is directly rolled over (and is not currently taxable).

..   If the recipient wants to divide the direct rollover among two or more eligible retirement plans, before the distribution is made, the recipient can choose how the pre-tax amount is to be allocated among the plans. We expect to have forms for this choice.

..   If the pre-tax amount for the aggregated distribution is more than the amount directly rolled over, the pre-tax amount is assigned to the portion of the distribution that is directly rolled over, up to the amount of the direct rollover (so that each direct rollover consists entirely of pre-tax amounts).

..   The guidance indicates that any remaining pre-tax amount is next assigned to any 60-day rollovers up to the amount of the 60-day rollovers. (Please note that the recipient is responsible for the tax treatment of 60-day rollovers and that our information report on Form 1099-R will reflect distribution to the recipient and any required 20% withholding.)

..   The guidance indicates that any remaining pre-tax amount after assignment of the pre-tax amount to direct rollovers and 60-day rollovers is includible in gross income.

..   Finally, if the amount rolled over to an eligible retirement plan exceeds the portion of the pre-tax amount assigned or allocated to the plan, the excess is an after-tax amount.

For example, if a plan participant takes a distribution of $100,000 from a plan, $80,000 of which is pre-tax and $20,000 of which is attributable to non-Roth after-tax contributions, the participant could choose to allocate the distribution so that the entire pre-tax amount of $80,000 could be directly rolled over to a traditional IRA and the $20,000 non-Roth after-tax contributions could be rolled over to a Roth IRA.

ANNUITY PAYMENTS. If you elect an annuity payout option, the non-taxable portion of each payment is calculated by dividing your investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The balance of each payment is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

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PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse may also be eligible to roll over a TSA death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

LOANS FROM TSAS. The following discussion also applies to loans under governmental employer 457(b) EDC plans. See "Public employee deferred compensation plans (EDC Plans)" later in this prospectus.

If the plan permits, loans are available from a 403(b) plan. Loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax requirements apply even if the plan is not subject to ERISA. Please see Appendix III later in this prospectus for any state rules that may affect loans.

EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS. As a result of the 2007 Regulations loans are not available without employer or plan administrator approval. Loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. Processing of a loan request will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. Finally, unpaid loans may become taxable when the individual severs from employment with the employer which provided the funds for the contract. In addition, the 10% early distribution penalty tax may apply.

We report the entire unpaid balance of the loan (including unpaid interest) as includable in income in the year of the default. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

..   The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made. Governmental employer 457(b) EDC plans and 403(b) plans are included in "all qualified plans of the employer" for this purpose. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.

..   In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. EQUI-VEST(R) Strategies TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

..   All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS. If withdrawal restrictions discussed earlier do not apply, you may roll over any "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct roll-over or a rollover you do yourself within 60 days after you receive the distribution. To the extent rolled over, it remains tax-deferred.


You may roll over a distribution of pre-tax funds from a TSA to any of the following: a qualified plan, a governmental employer 457(b) EDC plan, a traditional IRA or a TSA. A spousal beneficiary may also roll over death benefits to any of these. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

After 2015, eligible rollover distributions from qualified plans, 403(b) plans and governmental employer Section 457(b) plans may be rolled over to a SIMPLE IRA. We anticipate that regulatory guidance will be necessary before we implement rollovers into SIMPLE IRAs.


Distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Conversion rollover transactions from pre-tax or non-Roth after-tax accounts are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The recipient plan must agree to take the distribution. If you are rolling over from a 403(b) plan to a governmental employer 457(b) EDC plan, the recipient governmental employer 457(b) EDC plan must agree to separately account for the rolled-over funds.

The taxable portion of most distributions will be eligible for rollover. However, federal income tax rules exclude certain distributions from rollover treatment including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals and (3) any required minimum distributions under federal income tax rules.

"IN-PLAN" ROTH CONVERSIONS. If permitted by the plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a pre-tax account or a non-Roth after-tax account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but is a taxable transaction, so a participant considering an "in-plan" direct conversion rollover should consider the payment of estimated tax. No tax applies to the basis portion of a non-Roth after-tax amount so converted.

As indicated above under "Exceptions to withdrawal restrictions," a recent tax law change permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. The transfer would be taxable, and withdrawals would not be permitted from the designated Roth account under the plan. Additional separate accounting will be required to implement this provision.

NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a TSA only may be directly rolled over to another qualified plan or TSA which agrees to do required separate

                                TAX INFORMATION
accounting. This can only be done in a direct rollover, not a rollover you do yourself. You may roll over any after-tax contributions you have made to a TSA to a traditional IRA (either in a direct rollover or a roll-over you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. After-tax contributions from a TSA which are rolled into a traditional IRA cannot be rolled back into a qualified plan or TSA. After-tax contributions may not be rolled into a governmental employer EDC plan. As described above under "In-plan Roth conversions", if the plan permits, you may also roll over non-Roth after-tax contributions to a designated Roth account under the plan.

ROTH AFTER-TAX CONTRIBUTIONS. Amounts attributable to "designated Roth contributions" under a 403(b) plan may be rolled over to any of the following:

..   another designated Roth contribution separate account under (i) another
    403(b) plan; (ii) a 401(k) plan; or (iii) a governmental employer EDC plan;
    or

..   a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of "designated Roth contributions" under a 401(k) plan or a governmental employer EDC plan.

See "IRS guidance on allocation between pre-tax and after-tax amounts on distributions; the effect of direct rollovers" above.

Before you decide to roll over a distribution to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. You should discuss with your tax adviser the rules which may apply to the rolled over funds. For example, distributions from a governmental employer 457(b) EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions, which applies to other types of retirement plans. If you roll over funds from an eligible retirement plan which is not a governmental employer 457(b) EDC plan (qualified plan, 403(b) plan or traditional IRA) into a governmental employer 457(b) EDC plan, and you later take a distribution from the recipient government employer 457(b) EDC plan, those amounts generally remain subject to the penalty.

You should check if the recipient plan separately accounts for funds rolled over from another eligible retirement plan, as the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Direct transfers that are: (1) contract exchanges under the same 403(b) plan,
(2) direct 403(b) plan-to-403(b) plan transfers, or (3) used to purchase permissive service credits under a retirement plan are not distributions.

If there is a mandatory distribution provision in your employer's plan for certain small amounts and you do not designate an eligible retirement plan to receive such a mandatory distribution, Treasury Regulations require a traditional IRA to be established on your behalf.

DISTRIBUTION REQUIREMENTS

TSAs are subject to required minimum distribution rules. See "Required minimum distributions" later in this prospectus.

SPOUSAL CONSENT RULES

If ERISA rules apply to your TSA you will need to get spousal consent for loans, withdrawals or other distributions if you are married when you request one of these transactions under the contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the participant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the participant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the employer's plan and the contract.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59 1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   to pay for certain extraordinary medical expenses (special federal income tax definition); or

..   in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

..   in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

PUBLIC EMPLOYEE DEFERRED COMPENSATION PLANS (EDC PLANS)

SPECIAL EMPLOYER AND OWNERSHIP RULES. Employers eligible to maintain EDC plans under Section 457(b) of the Code include governmental entities such as states, municipalities and state agencies (governmental employers). Since EQUI-VEST(R) Strategies is open only to governmental employer EDC plans, no rules applicable to tax-exempt employees are discussed.

An employer can fund its EDC plan in whole or in part with annuity contracts purchased for participating employees and their beneficiaries. These employees do not have to include in income the employer's contributions to purchase the EDC contracts or any earnings until they actually receive funds from a governmental employer EDC plan. The

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plan's assets must be held in trust for the exclusive benefit of employees. An annuity contract can be a trust equivalent if the contract includes the trust rules. Regardless of contract ownership, the EDC plan may permit the employee to choose among various investment options.


CONTRIBUTION LIMITS. The maximum contribution for 2016 is the lesser of $18,000 or 100% of includible compensation.

Special rules may permit "catch-up" contributions during the three years preceding normal retirement age under the EDC plan. If the plan provides for catch-up contributions for any of the 3 years of service preceding the plan retirement age, the maximum contribution for an individual eligible to make such catch-up contributions is twice the otherwise applicable dollar limit, or $36,000 for 2016.

If the plan permits, an individual at least age 50 at any time during 2016 may be able to make up to $6,000 additional salary reduction contributions. An individual must coordinate this "age 50" catch-up with the other "last 3 years of service" catch up.


A governmental employer EDC plan may permit some or all of elective deferral contributions to be made as "designated Roth contributions" under Section 402A of the Code which are made on an after-tax basis. Unless otherwise indicated, the tax treatment of designated Roth contributions is described under "Tax-sheltered annuity contracts (TSAs)" previously in this Section.

ROLLOVER CONTRIBUTIONS. Eligible rollover distributions of pre-tax funds from 403(b) plans, 401(a) qualified plans, other governmental employer EDC plans and traditional IRAs may be rolled over into other such plans. The recipient plan must agree to take the distribution. If the source of the eligible rollover distribution is not a governmental employer EDC plan and the recipient plan is a governmental employer EDC plan, the recipient governmental employer EDC plan must agree to separately account for the rolled-over funds.

A governmental employer EDC plan which permits designated Roth elective deferral contributions to be made may also permit rollover contributions from another "designated Roth account" under another governmental employer EDC plan (or a 403(b) plan, or a 401(k) plan) to such a designated Roth account. Roth IRA funds may not be rolled over to such a designated Roth account.

Before you decide to roll over a distribution to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer EDC plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

WITHDRAWAL LIMITS. In general, no amounts may be withdrawn from an EDC plan prior to the calendar year in which the employee attains age 70 1/2, severs from employment with the employer or is faced with an unforeseeable emergency. Under Treasury Regulations, amounts may also be distributed on plan termination. Small amounts (up to $5,000) may be taken out by the plan participant or forced out by the plan under certain circumstances, even though the plan participant may still be working and amounts would not otherwise be made available. Such a mandatory forced-out distribution is an eligible rollover distribution. Treasury Regulations require a direct rollover to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution. For funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan, because the funds are accounted for separately.

See the discussion under "Tax-sheltered annuity contracts (TSAs)" previously in this Section about the availability of certain internal direct transfers of amounts subject to withdrawal restrictions into a designated Roth account under 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.

DISTRIBUTION REQUIREMENTS. EDC plans are subject to minimum distribution rules similar to those that apply to TSAs. See "Required minimum distributions" later in this prospectus. That is, distributions from EDC plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains age 70 1/2 or retires from service with the employer maintaining the EDC plan, whichever is later. Failure to make required distributions may cause the disqualification of the EDC plan. Disqualification may result in current taxation of EDC plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator's responsibility to see that minimum distributions from an EDC plan are made.

If the EDC plan provides, a deceased employee's beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received.

TAX TREATMENT OF DISTRIBUTIONS. The taxation of distributions from a governmental employer EDC plan is generally the same as the tax treatment of distributions from TSAs discussed earlier in this prospectus. That is, amounts are generally not subject to tax until actually distributed and amounts may be subject to 20% federal income tax withholding. See "Federal and State income tax withholding and information reporting" later in this prospectus. However, distributions from a governmental employer EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions.


If the governmental employer EDC plan permits designated Roth contributions,
Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income. See the discussion under "Tax-sheltered annuity contracts (TSAs)" previously in this Section about the availability of certain internal direct transfers of amounts subject to withdrawal restrictions into a designated Roth account under a 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.

                                TAX INFORMATION

TAX-DEFERRED ROLLOVERS. A participant in a governmental employer EDC plan, or in certain cases, a beneficiary, may be able to roll over an eligible rollover distribution from the plan to a traditional IRA, qualified plan or 403(b) plan, as well as to another governmental employer EDC plan. See the discussion above under "Distributions from TSAs -- Tax-deferred rollovers and direct transfers" for rollovers from governmental employer EDC plans to SIMPLE IRAs. The recipient plan must agree to take the distribution.


If you roll over funds from a governmental employer EDC plan into a different type of eligible retirement plan (qualified plan, 403(b) plan, or traditional
IRA), any subsequent distributions may be subject to the 10% federal income tax penalty noted above. Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts roll-overs and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You may roll over a distribution from a governmental employer 457(b) plan to any of the following: a 403(b) plan funding vehicle, a qualified plan, another governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances.

Distributions from a governmental employer 457(b) plan can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

If the governmental employer EDC plan permits designated Roth contributions, amounts attributable to designated Roth contributions may be rolled over to any of the following:

..   another designated Roth contribution separate account under (i) another governmental employer EDC plan; (ii) a 403(b) plan; or (iii) a 401(k) plan;
    or

..   a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of "designated Roth contributions" under a 403(b) plan or a 401(k) plan.

If the governmental employer EDC plan permits designated Roth contributions and also if permitted by the plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a non-Roth account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but typically produces taxable income.

LOANS. Same as for TSAs. (See "Loans from TSAs" under "Distributions from TSAs" earlier in this prospectus.)

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS

If you are a participant in a 403(b) plan or a governmental employer EDC plan, the required minimum distribution rules force you to start calculating and taking annual distributions from these tax-favored retirement plans and arrangements by a specified date. The beginning date depends on the type of plan or arrangement, and your age and retirement status. The distribution requirements are designed to use up your interest in the plan over your life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried back to other years.

Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from annuity contracts funding tax qualified retirement plans, including 403(b) plans and 457(b) plans. For this purpose additional annuity contract benefits may include enhanced death benefits. If you take annual withdrawals instead of receiving annuity payments, this could increase the amount required to be distributed from these contracts.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS -- WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION

Generally, 403(b) plan and 457(b) EDC plan participants must take the first required minimum distribution for the calendar year in which the participant turns age 70 1/2. However, 403(b) plan and 457(b) EDC plan participants may be able to delay the start of required minimum distributions for all or part of the account balance until after age 70 1/2, as follows:

..   For 403(b) plan and 457(b) EDC plan participants who have not retired from service with the employer who provided the funds for this TSA or EDC contract by the calendar year the participant turns age 70 1/2, the required beginning date for minimum distributions is extended to April 1st following the calendar year of retirement.

..   403(b) plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 TSA account balance, even if retired at age
    70 1/2.

The first required minimum distribution is for the calendar year in which you turn age 70 1/2, or the year you retire, if you are eligible for the delayed start rule. You have the choice to take this first required minimum distribution during the calendar year you turn 70 1/2 or retire or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2 or retire if you are eligible for the delayed start rule. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CALCULATE REQUIRED MINIMUM DISTRIBUTIONS

There are two approaches to taking required minimum distributions
-- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an "account-based" method, you divide the value of your TSA account or EDC account as of December 31st of the past calendar year by a number corresponding

                                TAX INFORMATION
to your age from an IRS table to give you the required minimum distribution amount for that particular plan or arrangement for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may be able to later apply your funds to a life annuity-based pay-out with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR RETIREMENT PLANS?

No, if you want, you can choose a different method for each of your retirement plans. For example, you can choose an annuity payout from your TSA certificate, a different annuity payout from a qualified plan, and an account-based annual withdrawal from an IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR CERTIFICATE BASED ON THE METHOD YOU CHOOSE?


We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our required minimum distribution automatic withdrawal option. Otherwise, you will be responsible each year for asking us to pay the required minimum distribution withdrawal to you.


Also, if you are taking account-based withdrawals from all of your 403(b) TSA contracts, the IRS will let you calculate the required minimum distribution for each TSA that you maintain, using the method that you picked for that particular 403(b) funding vehicle. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall 403(b) plan required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more TSA contracts or custodial accounts that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR?

The required minimum distribution amount for each of your plans and arrangements is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans or TSAs to the amounts you have to take from your traditional IRAs and vice-versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR?

Your plan or arrangement could be disqualified, and you could have to pay tax on the entire value. Even if your plan or arrangement is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If this is a TSA and you do not select a method with us, we will assume you are taking your required minimum distribution from another TSA contract or custodial account that you own. Note that in the case of an EDC plan the distribution must be taken annually from the EDC contract.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary, depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's or the participant's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required for a year before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2. Rollovers to another eligible retirement plan, including a traditional IRA, may be available to a surviving spouse death beneficiary.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual such as the estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL PARTICIPANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE PARTICIPANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments and the death beneficiary is a non-individual such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL PARTICIPANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE PARTICIPANT.

                                TAX INFORMATION

ERISA MATTERS

ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire.

Some TSAs may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

In addition, certain loan rules apply only to loans under ERISA plans:

..   For contracts which are subject to ERISA, the trustee or sponsoring employer is responsible for ensuring that any loan meets applicable DOL requirements. It is the responsibility of the plan administrator, the trustee of the qualified plan and/or the employer, and not AXA Equitable, to properly administer any loan made to plan participants.

..   With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term consistent with EQUI-VEST(R) Strategies processing and all other terms and conditions of the loan.

..   Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

..   Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

..   Loans must be available to all plan participants, former participants (or death beneficiaries of participants) who still have account balances under the plan, and alternate payees on a reasonably equivalent basis.

..   Plans subject to ERISA provide that the participant's spouse must consent in writing to the loan.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor and the plan sponsor may choose not to comply with Section 404(c).

The EQUI-VEST(R) Strategies TSA contracts provide the broad range of investment choices and information needed in order to meet the requirements of the
Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its financial professionals shall not be responsible if a plan fails to meet the requirements of
Section 404(c).

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. Distributions from employer-sponsored retirement plans are also subject to income tax withholding. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

We might have to withhold and/or report on amounts we pay under a free look or cancellation.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients that are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different marital status and number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

                                TAX INFORMATION

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS) WHICH ARE NOT ELIGIBLE ROLLOVER DISTRIBUTIONS

For a non-periodic distribution (total surrender or partial withdrawal) which is not an eligible rollover distribution, we generally withhold at a flat 10% rate.

You cannot elect out of withholding if the payment is an "eligible rollover distribution."

MANDATORY WITHHOLDING FROM ELIGIBLE ROLLOVER DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from governmental employer 457(b) EDC plans and TSAs are subject to mandatory 20% withholding. See "Distributions from TSAs" earlier in this section and "Tax Treatment of Distributions" under "Public employee deferred compensation plans (EDC Plans)" earlier in this prospectus. The plan administrator is responsible for withholding from governmental employer 457(b) EDC plan distributions.

All distributions from a TSA, governmental employer 457(b) EDC plan or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

..   any distributions which are "required minimum distributions" after age
    70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for the life
    (or life expectancy) or the joint lives (or joint life expectancies of the plan participant (and designated beneficiary); or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals or for EDC, unforseeable emergency withdrawals; or

..   corrective distributions which fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   a death benefit payment to a beneficiary who is not the plan participant surviving spouse; or

..   a qualified domestic relations order distribution to a beneficiary who is not the plan participant current spouse or former spouse.

A death benefit payment to the plan participant surviving spouse, or a qualified domestic relations order distribution to the plan participant current or former spouse, may be a distribution subject to mandatory 20% withholding.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

8. More information

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ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. We may invest the assets of Separate Account A in any investment permitted by applicable law. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts and certificates is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)to deregister Separate Account A under the Investment Company Act of 1940;

(6)to restrict or eliminate any voting rights as to Separate Account A;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to close a variable investment option to transfers and contributions; and

(9)to limit the number of variable investment options which you may elect.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

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The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

DATES AND PRICES AT WHICH CERTIFICATE EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your certificate will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:


   -- on a non-business day;


   -- after 4:00 PM, ET on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.

..   Quarterly rebalancing will be processed on a calendar year basis.
    Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   Contributions made to the special dollar cost averaging program will be credited with the interest rate in effect on the date the first contribution is received by us and allocated to the time period initially selected by you.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

..   For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

..   Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give participants the opportunity to instruct us how to vote the number of shares attributable to their certificates if a shareholder vote is taken. If we do not receive instructions in time from all participants, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants vote. One effect of proportional voting is that a small number of participants may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our participants arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our participants, we will see to it that appropriate action is taken to do so.

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SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require participant approval, participants will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.


STATUTORY COMPLIANCE

We have the right to change the terms of the contract and any certificate thereunder without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in the contract and any certificate thereunder must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a participant's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the certificates, or the distribution of the certificates.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing our processing office or calling 1-800-628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

The owner may not assign a contract or certificate for any purpose.

You cannot assign a certificate as security for a loan or other obligation. Loans from account value, however, are permitted unless restricted by the employer.

FUNDING CHANGES

The employer or trustee can change the funding vehicle for the plan.

DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by both AXA Advisors and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the

                               MORE INFORMATION

Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 16.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.70% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. Contribution-based compensation will generally not exceed 16.0% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 0.70% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

                               MORE INFORMATION

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2015) received additional payments. These additional payments ranged from $1,214.89 to $5,872,700.74. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investment Group
CCO Investment Services Corporation
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Farmer's Financial Solution
First Allied Securities Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage Inc.
Founders Financial Securities
Girard Securities, Inc.
H.D. Vest Investment Securities, Inc.
Harbour Investments
Independent Financial Group, LLC
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
Janney Montgomery Scott LLC
JP Turner & Company, LLC
Key Investment Services LLC
Kovack Securities
Legend Equities
Lincoln Financial Advisors Corp.
Lincoln Financial Services Corp
Lincoln Investment Planning
LPL Financial Corporation
Lucia Securities, LLC
Mercap Securities, LLC
Merrill Lynch Life Agency, Inc.
MetLife Securities, Inc.
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Corporation
Next Financial Group, Inc.
NFP Securities Inc.
PNC Investments
Primerica Financial Services
Questar Capital Corporation
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
Securities America Inc.
SIGMA Financial Corporation
Signator Financial Services
Signator Investors, Inc.
Southwest Securities, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments

                               MORE INFORMATION

SWS Financial Services
The Advisor Group
TransAmerica Financial Advisors
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors
VSR Financial Services Inc.
Wells Fargo Wealth Brokerage Insurance Agency

                               MORE INFORMATION

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90% and 0.50%. The unit values and number of units outstanding for contracts offered under Separate Account A with daily asset charges of 0.70% are available in the Statement of Additional Information. To request a copy of the Statement of Additional Information, please contact our Processing Office. At the date of this Prospectus, unit values and number of units outstanding for contracts offered under Separate Account A with asset based charges of 0.00%, 0.10%, 0.25%, 0.60%, 0.80%, 1.00%, 1.10% and 1.15% did not exist. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2006    2007    2008   2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      --      --      -- $107.85 $109.35 $103.61
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --      --       3       4
-----------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     -- $104.60 $119.19 $113.99 $126.51 $143.08 $145.18 $138.18
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --       1       2       4       7      10      12      12
-----------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      --      --      -- $104.33 $105.90 $101.03
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --      --       1       1
-----------------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $106.06 $104.22 $120.04 $154.53 $178.00 $173.61
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --       1       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      --      --      -- $ 96.50 $100.55 $ 99.57
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --       1       6      11
-----------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $119.90 $109.05 $125.86 $164.25 $177.09 $170.04
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --       1       1       1
-----------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $115.50 $110.17 $125.36 $162.66 $181.49 $180.51
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --       1       1       1       2
-----------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $123.95 $109.88 $125.70 $171.15 $176.49 $165.98
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $151.47 $159.36 $96.03 $121.13 $135.74 $124.42 $140.78 $176.39 $183.05 $178.21
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       9     19      70     120     155     191     255     283     301
-----------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      --      -- $103.55 $116.64 $120.67 $118.82
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --       1       3       4       6
-----------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.00 $120.57 $106.32 $115.72 $123.01 $124.22 $128.74 $133.12 $135.37 $133.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3      12      24      31      37      46      56      58
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $102.93 $112.73 $115.97 $114.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $101.61 $105.11 $106.87 $105.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       1
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $122.77 $128.34 $102.48 $116.20 $125.60 $123.59 $131.51 $143.67 $146.88 $144.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       7      10      28      50      65      79      96     103     113
------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $295.50 $415.87 $175.77 $261.39 $288.71 $250.88 $290.84 $346.90 $349.58 $340.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       9       9      13      21      27      32      33      33      35
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $139.38 $159.14 $ 86.97 $116.64 $126.25 $103.93 $119.79 $139.51 $129.63 $122.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       5       6      10      23      28      30      33      46      49
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.66 $ 92.90 $107.33 $128.82 $119.43 $115.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       3       3
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $160.43 $175.18 $ 98.96 $127.74 $134.27 $111.55 $129.86 $153.56 $141.26 $135.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      20      21      36      49      44      46      52      51      50
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.56 $109.70 $ 68.05 $ 85.32 $ 96.54 $ 91.62 $104.40 $136.11 $150.56 $149.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       3       5       5       5       5       6       6
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.93 $120.23 $ 73.59 $ 98.35 $111.55 $106.50 $120.04 $161.06 $177.31 $182.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      26      24      23      24      28      27      22      75      74
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $147.18 $139.36 $ 78.71 $ 94.08 $105.27 $ 99.31 $114.03 $149.69 $166.49 $158.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        18      72      61      63      66      65      59      56      57      53
------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $144.61 $141.01 $ 84.45 $113.69 $137.98 $123.85 $145.59 $192.00 $210.96 $201.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        16      19      14      31      36      35      35      36      34      33
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $201.66 $212.90 $159.75 $185.70 $202.78 $196.64 $212.01 $237.66 $242.66 $238.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        60      67      64     113     166     198     223     215     236     245
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.17 $120.66 $125.56 $123.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       7      11
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $143.50 $151.29 $102.29 $123.62 $136.66 $128.72 $142.26 $168.88 $173.67 $169.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        16      35      59     160     246     297     342     393     417     425
------------------------------------------------------------------------------------------------------------------------
 AXA SMARTBETA EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 95.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.50 $119.15 $123.72 $121.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2       3
------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $194.31 $225.25 $123.85 $166.93 $220.99 $218.13 $249.86 $342.12 $351.16 $337.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      12      10      11      12      14      14      14      15      16
------------------------------------------------------------------------------------------------------------------------
 AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 97.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.43 $105.62 $ 71.38 $ 92.33 $101.84 $101.01 $111.34 $126.42 $133.05 $127.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       7       6       8      12      12      11      14      16      20
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.37 $ 98.12 $ 64.76 $ 82.29 $101.33 $ 90.80 $105.13 $142.40 $144.12 $133.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       3       3       2       3       3       3
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 95.43 $ 59.69 $ 75.98 $ 83.12 $ 78.72 $ 89.49 $109.34 $114.29 $110.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       3       6       8       9      10      12      13      15
------------------------------------------------------------------------------------------------------------------------
 AXA/HORIZON SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 87.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.07 $140.16 $ 93.21 $119.84 $128.52 $131.03 $146.18 $184.38 $197.01 $217.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       5       7       8       8       8       8
------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.25 $108.03 $ 66.27 $ 82.17 $ 91.15 $ 86.31 $ 97.68 $125.14 $136.04 $131.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       6       6       6       8       8       8
------------------------------------------------------------------------------------------------------------------------
 AXA/PACIFIC GLOBAL SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 80.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.73 $108.98 $ 63.91 $ 82.36 $ 88.15 $ 80.10 $ 94.73 $119.17 $119.40 $115.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       3       7       8       8      11      12      14
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ INTERNATIONAL MODERATE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 91.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $157.99 $161.88 $123.02 $134.01 $141.96 $148.19 $154.67 $151.74 $153.96 $151.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       5       4       5       8      11      16      16      17      20
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ REAL ASSETS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 86.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.44 $137.10 $ 78.65 $104.86 $132.65 $110.84 $122.33 $179.16 $172.91 $161.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       2       3       4       5       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $215.15 $192.22 $118.36 $148.28 $182.96 $164.97 $190.90 $270.01 $253.90 $218.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      13      12      12      13      12      11      13      12      11
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $189.64 $194.62 $122.36 $157.97 $175.79 $168.80 $190.08 $259.45 $282.06 $262.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      12      12      22      40      54      67      75      79      82
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.46 $133.03 $ 89.25 $ 98.66 $113.13 $111.67 $130.28 $170.11 $183.20 $178.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       8      13      15      17      24      24      23
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.45 $103.84 $ 56.37 $ 73.12 $ 81.53 $ 81.02 $ 93.73 $124.77 $140.48 $139.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       4       4       5       5       5       7       7       8
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $226.80 $233.16 $130.18 $165.98 $191.06 $190.83 $218.60 $286.97 $318.67 $315.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        65      67      57      62      63      58      52      50      47      43
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.73 $121.31 $109.47 $111.40 $116.78 $121.28 $123.99 $120.91 $122.72 $122.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6       7      13      16      17      22      26      31      35
------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 94.70 $ 90.88 $ 73.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $225.93 $235.57 $146.69 $183.42 $208.43 $210.20 $240.04 $312.84 $350.25 $349.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      28      27      42      54      58      61      66      70      74
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $137.99 $149.46 $102.70 $143.97 $189.25 $180.99 $211.38 $291.41 $297.64 $278.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       5       8      18      37      54      67      92     103     114
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.03 $108.35 $114.34 $115.54 $121.72 $125.93 $129.44 $125.05 $125.03 $119.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       5       7      12      19      23      24      25      25
------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $101.58 $102.59 $ 98.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $155.73 $165.32 $170.15 $165.19 $171.04 $178.93 $179.04 $174.52 $175.60 $174.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       3       3       3       4       5       5       5       6
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $180.59 $200.46 $ 98.14 $123.91 $129.53 $112.99 $130.18 $156.71 $144.58 $140.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        31      36      35      45      47      47      48      50      55      59
------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.15 $116.08 $ 72.53 $ 92.30 $105.39 $102.37 $120.13 $160.76 $173.52 $161.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       4       4       5       8      24      28
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $130.93 $128.17 $ 76.49 $100.30 $111.64 $104.85 $120.58 $162.26 $183.92 $178.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --      --       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.34 $ 80.58 $ 50.89 $ 68.69 $ 78.93 $ 80.07 $ 91.03 $119.52 $132.94 $138.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       9       9      11      14      18      23      27      34      44
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 60.50 $ 59.76 $ 69.05 $ 90.04 $100.49 $ 95.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       6      19      20      32      38      43
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $151.63 $134.16 $159.14 $179.23 $168.73 $167.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      16      25      34      40      39      41
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.35 $141.69 $ 71.21 $ 96.16 $119.83 $115.90 $134.47 $176.67 $190.82 $183.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      24      25      43      54      55      57      73      85      98
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $135.41 $140.86 $142.90 $142.03 $140.88 $139.62 $138.36 $137.11 $135.88 $134.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      26      27      25      23      24      26      27      27      33
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.38 $163.01 $ 85.09 $132.45 $173.65 $158.84 $171.19 $235.04 $231.27 $216.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       4      11      27      45      60      67      69      71
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.10 $116.38 $ 68.34 $ 93.87 $107.16 $ 97.04 $115.76 $144.92 $146.19 $149.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       6       8       9      15      17      19
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 90.99 $ 97.27 $ 94.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       5      11
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.13 $109.51 $104.14 $111.46 $111.38 $110.17 $110.81 $109.90 $108.82 $107.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       7      15      20      28      27      28      32      33      33
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $169.90 $176.45 $163.80 $172.52 $182.03 $183.03 $186.20 $180.32 $183.88 $182.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6       4       8       9       9      10       9      10      11
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $166.44 $161.92 $105.69 $132.11 $164.72 $156.72 $179.44 $244.43 $253.98 $240.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       7       8      19      26      25      26      31      33      34
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.14 $115.97 $ 66.42 $ 93.88 $108.29 $105.23 $124.02 $169.52 $182.51 $199.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4       4      10      27      45      62      71      72      80
------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $117.74 $113.43 $130.55 $169.42 $187.47 $186.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       7      16      27      36      47
------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $102.89 $102.63 $119.05 $150.81 $162.13 $153.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $112.63 $ 99.51 $112.97 $152.11 $159.83 $155.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       2
------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.80 $ 99.78 $116.87 $153.52 $172.35 $154.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       4
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 90.89 $106.62 $138.16 $154.08 $155.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.84 $102.45 $129.80 $131.77 $149.31 $145.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       3       5
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 95.26 $110.41 $116.82 $117.60 $112.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       3       4       6       7
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)




------------------------------------------------------------------------------------------------------------
                                                          FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------
                                         2006 2007 2008 2009  2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $109.72 $101.13 $115.51 $135.90 $134.79 $130.09
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --       1       2       3       3       5
------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $114.82 $106.39 $116.62 $148.47 $153.27 $145.39
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --       1       2       2       3       3
------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $124.50 $122.16 $137.59 $186.92 $189.10 $176.64
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $128.73 $115.99 $116.53 $147.53 $130.76 $100.89
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --       2       5       6       9      11
------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $106.38 $110.97 $130.46 $142.86 $144.28 $133.68
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --       4      18      35      52      66
------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --       -- $ 89.94 $101.21 $130.33 $139.32 $130.09
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --       1       6      14      20      27
------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $112.82 $ 99.95 $104.16 $147.99 $148.99 $150.43
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $113.56 $ 92.25 $111.57 $109.19 $103.19 $ 81.75
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --        2      12      23      37      50      69
------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $111.32 $108.36 $124.49 $157.46 $157.81 $166.27
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --        1       5      13      21      31      45
------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $115.04 $111.25 $131.01 $171.04 $187.65 $185.88
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --       --      --      --      --      -- $191.84
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --      --      --      --      --       3
------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $119.21 $119.39 $135.19 $180.48 $197.47 $216.30
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --       1       3       4       6       8
------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $110.95 $117.11 $131.39 $156.53 $174.46 $147.37
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --       3       7      13      23      27
------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 53.16 $ 62.06 $ 57.71 $ 65.40 $ 89.07 $ 97.85 $100.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      19      19      14      14      11      10       9
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.67 $123.90 $125.82 $135.05 $142.14 $149.04 $155.78 $150.75 $154.99 $153.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       6      10      13      16      16      17      18
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.81 $123.99 $ 69.33 $ 97.40 $122.48 $111.81 $127.92 $177.69 $184.65 $180.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       4       4       4       6       6       7      10      10      11
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.42 $141.27 $ 89.64 $128.24 $158.75 $136.35 $155.14 $208.47 $217.62 $203.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       5       7       8       9      11      11      10
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.42 $127.01 $ 66.61 $104.59 $122.00 $115.08 $129.35 $173.81 $195.59 $206.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       6       5       7      10      10      12      12      13      14
------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER MAIN STREET FUND(R)/VA
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $106.64 $105.35 $121.73 $158.57 $173.48 $177.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $123.43 $113.09 $117.82 $ 99.58 $ 80.19 $ 59.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       2       1
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.47 $115.27 $ 79.42 $ 94.68 $103.90 $100.06 $109.93 $124.27 $126.80 $123.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       3       6      14      14      16      18      15      17
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.42 $116.42 $ 74.97 $ 91.54 $101.54 $ 96.70 $108.15 $127.64 $131.59 $127.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       5      15      19      22      29      31      36
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.31 $117.39 $ 72.08 $ 89.69 $100.20 $ 94.68 $107.07 $129.72 $134.33 $130.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       4      11      13      15      19      22      24
------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.10 $118.69 $ 69.01 $ 87.37 $ 98.09 $ 91.83 $105.04 $130.35 $135.35 $131.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       4       7       9      11      13      16      19
------------------------------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 91.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND VIP FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.51 $102.67 $117.07 $117.90 $118.99 $112.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       3       4       4
------------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 83.18 $ 84.99 $ 92.90 $ 74.25 $ 48.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       6      10      13      17
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $108.13 $110.07 $104.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2       2
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.73 $119.82 $115.06 $128.21 $145.58 $148.32 $141.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.60 $106.60 $102.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $106.35 $104.93 $121.35 $156.84 $181.40 $177.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       5
------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 96.75 $101.22 $100.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       6      10
------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $106.56 $ 97.31 $112.76 $147.75 $159.94 $154.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.64 $ 99.26 $113.40 $147.73 $165.50 $165.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $105.39 $ 93.80 $107.75 $147.29 $152.50 $144.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $153.46 $162.11 $ 98.08 $124.22 $139.76 $128.63 $146.13 $183.82 $191.54 $187.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       2       2       3       2       3       6
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.82 $117.41 $121.96 $120.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       5
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.51 $122.65 $108.60 $118.67 $126.66 $128.42 $133.63 $138.73 $141.64 $140.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       4       4       5
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.19 $113.48 $117.21 $116.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $101.87 $105.81 $108.02 $107.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $124.39 $130.56 $104.67 $119.17 $129.33 $127.77 $136.50 $149.73 $153.69 $151.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       7      11      20
------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $242.92 $343.25 $145.67 $217.50 $241.20 $210.44 $244.94 $293.34 $296.80 $290.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $127.17 $145.80 $ 80.00 $107.72 $117.07 $ 96.76 $111.98 $130.94 $122.16 $116.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.68 $ 87.43 $101.43 $122.23 $113.78 $110.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.94 $145.75 $ 82.67 $107.14 $113.07 $ 94.32 $110.24 $130.89 $120.89 $116.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.30 $106.78 $ 66.51 $ 83.72 $ 95.11 $ 90.63 $103.69 $135.72 $150.74 $150.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 60.37 $ 69.45 $ 42.68 $ 57.27 $ 65.22 $ 62.52 $ 70.75 $ 95.31 $105.35 $109.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1      --      --       3       6
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $163.40 $155.34 $ 88.09 $105.72 $118.77 $112.50 $129.69 $170.94 $190.89 $182.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $183.59 $179.75 $108.09 $146.11 $178.03 $160.44 $189.37 $250.75 $276.62 $265.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       2       1       2       2
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.11 $109.30 $ 82.34 $ 96.11 $105.37 $102.59 $111.06 $125.00 $128.14 $126.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.44 $121.46 $126.90 $125.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       5
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $145.39 $153.90 $104.47 $126.77 $140.71 $133.07 $147.66 $176.00 $181.72 $178.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3       5       5       6       6       7       6       8
------------------------------------------------------------------------------------------------------------------------
 AXA SMARTBETA EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 96.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)




-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2006    2007    2008   2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      --      -- $103.76 $119.94 $125.04 $123.65
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.84 $120.87 $66.73 $ 90.30 $120.02 $118.95 $136.80 $188.08 $193.83 $187.25
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1     --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      --      --      --      --      -- $ 97.98
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --      --      --       1
-----------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.56 $106.18 $72.05 $ 93.57 $103.63 $103.19 $114.20 $130.20 $137.58 $132.74
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --       1       4       7       9       9
-----------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.50 $ 98.64 $65.36 $ 83.39 $103.11 $ 92.77 $107.84 $146.66 $149.03 $138.59
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --       2       5       5       5
-----------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 95.67 $60.08 $ 76.79 $ 84.35 $ 80.20 $ 91.54 $112.30 $117.85 $113.98
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --       4       9      10       8
-----------------------------------------------------------------------------------------------------------------------
 AXA/HORIZON SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      --      --      --      --      -- $ 87.72
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --      --      --       1
-----------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.12 $141.99 $94.81 $122.39 $131.79 $134.90 $151.11 $191.36 $205.29 $227.81
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.38 $108.61 $66.89 $ 83.28 $ 92.75 $ 88.18 $100.20 $128.88 $140.68 $136.64
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA/PACIFIC GLOBAL SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      --      --      --      --      -- $ 80.96
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --      --      --       1
-----------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.79 $109.56 $64.51 $ 83.47 $ 89.69 $ 81.83 $ 97.17 $122.73 $123.46 $119.61
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ INTERNATIONAL MODERATE
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      --      --      --      --      -- $ 91.98
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.63 $105.59 $80.57 $ 88.11 $ 93.72 $ 98.22 $102.94 $101.39 $103.29 $102.11
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ REAL ASSETS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 86.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.64 $138.89 $ 80.00 $107.09 $136.02 $114.12 $126.46 $185.94 $180.19 $168.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $208.48 $187.01 $115.62 $145.43 $180.17 $163.11 $189.51 $269.12 $254.09 $219.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $157.18 $158.23 $ 99.88 $129.48 $144.66 $139.47 $157.69 $216.10 $235.89 $220.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       3       7       9
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $130.62 $134.77 $ 90.78 $100.76 $116.00 $114.96 $134.67 $176.55 $190.90 $186.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       6      12      16
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 85.06 $ 94.90 $ 51.72 $ 67.36 $ 75.42 $ 75.24 $ 87.40 $116.81 $132.05 $132.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.17 $107.52 $ 60.28 $ 77.16 $ 89.18 $ 89.43 $102.86 $135.57 $151.16 $150.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       1       1       1       1      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.18 $124.31 $112.63 $115.08 $121.12 $126.30 $129.64 $126.94 $129.36 $129.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       4       5       5
------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 94.95 $ 91.49 $ 74.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.22 $108.06 $ 67.56 $ 84.82 $ 96.77 $ 97.99 $112.35 $147.01 $165.26 $165.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $139.23 $151.41 $104.46 $147.03 $194.05 $186.34 $218.50 $302.44 $310.16 $291.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       2       2       3       4       5
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.53 $109.34 $115.84 $117.53 $124.32 $129.14 $133.27 $129.27 $129.77 $124.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $101.84 $103.27 $ 99.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.44 $107.06 $110.63 $107.84 $112.11 $117.75 $118.30 $115.78 $116.96 $116.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.97 $118.10 $ 58.05 $ 73.60 $ 77.24 $ 67.65 $ 78.26 $ 94.59 $ 87.62 $ 85.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.95 $117.33 $ 73.61 $ 94.05 $107.82 $105.15 $123.90 $166.47 $180.41 $168.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.61 $132.31 $ 79.29 $104.38 $116.66 $110.00 $127.02 $171.61 $195.31 $189.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       5
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.16 $ 75.03 $ 47.58 $ 64.48 $ 74.39 $ 75.76 $ 86.48 $114.01 $127.32 $132.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 61.79 $ 61.28 $ 71.09 $ 93.08 $104.31 $ 99.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $155.13 $137.81 $164.13 $185.60 $175.43 $174.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $138.97 $149.37 $ 75.38 $102.20 $127.87 $124.17 $144.65 $190.81 $206.93 $200.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.76 $105.25 $107.20 $106.97 $106.54 $106.01 $105.48 $104.95 $104.43 $103.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $135.28 $164.77 $ 86.36 $134.96 $177.66 $163.17 $176.56 $243.39 $240.46 $226.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       2       1       1      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.23 $116.99 $ 68.98 $ 95.14 $109.04 $ 99.14 $118.74 $149.26 $151.18 $155.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       2       4
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 91.23 $ 97.91 $ 95.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2       8      10
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.80 $110.69 $105.68 $113.57 $113.96 $113.17 $114.29 $113.81 $113.14 $112.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       3       4
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.81 $105.12 $ 97.98 $103.61 $109.76 $110.81 $113.19 $110.05 $112.68 $112.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $169.88 $165.93 $108.75 $136.48 $170.86 $163.21 $187.63 $256.62 $267.72 $254.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.11 $117.48 $ 67.56 $ 95.88 $111.04 $108.34 $128.20 $175.94 $190.19 $208.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $106.39 $102.91 $118.93 $154.96 $172.15 $172.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1      --       2
------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.18 $103.33 $120.35 $153.07 $165.22 $157.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       2       2       4
------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $112.95 $100.19 $114.20 $154.39 $162.88 $159.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.10 $100.47 $118.14 $155.82 $175.64 $158.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       2       3
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 91.51 $107.78 $140.23 $157.02 $159.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       5      10      12
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $109.52 $101.64 $129.29 $131.78 $149.93 $146.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 95.50 $111.14 $118.07 $119.34 $114.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       3       4
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.03 $101.82 $116.77 $137.93 $137.37 $133.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2       4
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.77 $ 97.47 $107.28 $137.13 $142.13 $135.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $109.11 $107.50 $121.56 $165.81 $168.42 $157.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $128.90 $116.61 $117.63 $149.53 $133.07 $103.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $106.52 $111.56 $131.69 $144.79 $146.81 $136.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       4       8      12
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 90.17 $101.88 $131.72 $141.38 $132.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $113.13 $100.63 $105.30 $150.20 $151.84 $153.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $113.71 $ 92.74 $112.62 $110.67 $105.01 $ 83.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       6      14      20
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.47 $108.94 $125.66 $159.59 $160.59 $169.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $115.19 $111.85 $132.25 $173.35 $190.96 $189.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $196.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $119.37 $120.03 $136.46 $182.92 $200.94 $221.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.10 $117.74 $132.63 $158.64 $177.53 $150.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $126.14 $136.76 $ 99.59 $ 64.15 $ 99.90 $ 93.39 $106.13 $144.87 $159.53 $165.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.06 $126.94 $129.41 $139.47 $147.39 $155.17 $162.84 $158.21 $163.32 $162.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       2       5
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.09 $127.03 $ 71.31 $100.60 $127.00 $116.41 $133.71 $186.49 $194.58 $190.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)




-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2006    2007    2008   2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $145.32 $144.72 $92.21 $132.45 $164.62 $141.96 $162.17 $218.80 $229.33 $215.51
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.62 $130.12 $68.52 $108.02 $126.51 $119.81 $135.22 $182.43 $206.11 $217.98
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --       1       1       1       1      --       1       1
-----------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER MAIN STREET FUND(R)/VA
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $106.93 $106.07 $123.06 $160.94 $176.79 $181.37
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --       1       2       3       3
-----------------------------------------------------------------------------------------------------------------------
 PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $123.78 $113.87 $119.10 $101.07 $ 81.72 $ 60.44
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --      --       1       1
-----------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.60 $115.88 $80.16 $ 95.96 $105.72 $102.23 $112.77 $127.99 $131.12 $127.97
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --      --      --       3
-----------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.56 $117.04 $75.68 $ 92.77 $103.33 $ 98.80 $110.93 $131.46 $136.08 $132.64
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --      --       1       6
-----------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.45 $118.01 $72.76 $ 90.90 $101.96 $ 96.73 $109.83 $133.60 $138.90 $135.40
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --      --      --       4
-----------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.24 $119.32 $69.65 $ 88.55 $ 99.81 $ 93.82 $107.75 $134.25 $139.96 $136.17
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --      --      --       3
-----------------------------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      --      --      --      --      -- $ 91.95
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --      --      --       1
-----------------------------------------------------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND VIP FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $104.80 $103.37 $118.35 $119.67 $121.26 $115.46
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --       1       2       3       8
-----------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      -- $ 83.39 $ 85.55 $ 93.89 $ 75.35 $ 49.76
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Death benefit example

--------------------------------------------------------------------------------

If you do not elect the enhanced death benefit, the death benefit is equal to
(i) your account value, or (ii) the standard death benefit, less any outstanding loan balance (including any accrued, but unpaid loan interest). The standard death benefit is equal to your total contributions, adjusted for withdrawals, including any withdrawal charges and taxes that may apply. If you elect the enhanced death benefit, the death benefit is equal to (i) the account value, or (ii) the enhanced death benefit as of the date of your death, whichever provides the highest amount.

Please see "Death benefit" under "Contract features and benefits" earlier in this prospectus for more detailed information.

The following illustrates the death benefit calculation. Assuming $100,000 is allocated to the variable investment options, no additional contributions, no transfers and no loans or withdrawals, the death benefit for a participant age 45 would be calculated as follows:

---------------------------------------------------------------------------------
END OF PARTICIPATION YEAR  ACCOUNT VALUE/(1)/ CONTRIBUTION ENHANCED DEATH BENEFIT
---------------------------------------------------------------------------------
           1                   $105,000/(2)/    $100,000            $100,000
---------------------------------------------------------------------------------
           2                   $115,500/(2)/                        $100,000
---------------------------------------------------------------------------------
           3                   $129,360/(2)/                      $129,360/(2)/
---------------------------------------------------------------------------------
           4                     $103,488                         $129,360/(3)/
---------------------------------------------------------------------------------
           5                     $113,837                         $129,360/(3)/
---------------------------------------------------------------------------------
           6                     $127,497                         $129,360/(3)/
---------------------------------------------------------------------------------
           7                     $127,497                         $129,360/(3)/
---------------------------------------------------------------------------------
           8                   $133,872/(2)/                        $129,360
---------------------------------------------------------------------------------
           9                     $147,259                         $147,259/(4)/
---------------------------------------------------------------------------------

The account values for participation years 1 through 9 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%,
12.00%, 0.00%, 5.00% and 10.00%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

(1)If the enhanced death benefit was not elected, the death benefit on each participation date anniversary would be equal to the account value, since it is higher than the contribution.

(2)If the enhanced death benefit was elected, at the end of participation years 1, 2, 3 and 8, the death benefit will be equal to the account value. Also in participation year 3, the enhanced death benefit is increased to equal the account value.

(3)At the end of participation years 4, 5, 6 and 7, the death benefit would be equal to the enhanced death benefit since it is higher than the account value. Also, at the end of participation year 6, no adjustment would be made to the enhanced death benefit, since the enhanced death benefit is higher than the account value.

(4)At the end of participation year 9, the enhanced death benefit would be increased to the account value, since the account value on the participation date anniversary is higher than the current enhanced death benefit.

                      APPENDIX II: DEATH BENEFIT EXAMPLE

Appendix III: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(R) STRATEGIES (SERIES 901) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

-----------------------------------------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------------------------------------
CALIFORNIA  See "Your right to cancel within  All contract types                If you reside in the state of
            a certain number of Days" in                                        California and you are age 60 or
            "Contract features and benefits"                                    older at the time the
                                                                                certificate is issued, you may
                                                                                return your variable annuity
                                                                                certificate within 30 days from
                                                                                the date you receive it and
                                                                                receive a refund as described
                                                                                below:
                                                                                If you allocate your entire
                                                                                initial contribution to the
                                                                                EQ/Money Market option (and/or
                                                                                guaranteed interest option), the
                                                                                amount of your refund will be
                                                                                equal to your contribution less
                                                                                interest, unless you make a
                                                                                transfer, in which case the
                                                                                amount of your refund will be
                                                                                equal to your account value on
                                                                                the date we receive your request
                                                                                to cancel at our processing
                                                                                office. This amount could be
                                                                                less than your initial
                                                                                contribution. If you allocate
                                                                                any portion of your initial
                                                                                contribution to the variable
                                                                                investment options (other than
                                                                                the EQ/Money Market option),
                                                                                your refund will be equal to
                                                                                your account value on the date
                                                                                we receive your request to
                                                                                cancel at our processing office.

            See "Withdrawal charge" in the    All contract types                Waiver (14) is not available.
            "Charges under the contracts"
            section under "Charges and
            expenses"
-----------------------------------------------------------------------------------------------------------------
FLORIDA     See "Your right to cancel within  All contract types                If you reside in the state of
            a certain number of days" in                                        Florida, you may cancel your
            "Contract features and benefits"                                    variable annuity contract and
                                                                                return it to us within 21 days
                                                                                from the date that you receive
                                                                                it. You will receive an
                                                                                unconditional refund equal to
                                                                                the greater of the cash
                                                                                surrender value provided in the
                                                                                annuity contract, plus any fees
                                                                                or charges deducted from the
                                                                                contributions or imposed under
                                                                                the contract, or a refund of all
                                                                                contributions paid.
-----------------------------------------------------------------------------------------------------------------

                                     III-1

APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
 STATE         FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------------------------
FLORIDA        See "Withdrawal charge" in "      All contract types                If you are age 65 or older at
(CONTINUED)    Charges and expenses"                                               the time your certificate is
                                                                                   issued, the applicable
                                                                                   withdrawal charge will not
                                                                                   exceed 10% of the amount
                                                                                   withdrawn. In addition, no
                                                                                   charge will apply after the end
                                                                                   of the 10th participation year
                                                                                   or 10 years after a contribution
                                                                                   is made, whichever is later.
--------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS  See "Annual administrative        All contract types                The annual administrative charge
               charge" in the "Charges under                                       will not be deducted from
               the contracts" section under                                        amounts allocated to the
               "Charges and expenses"                                              guaranteed interest option.

               See "Withdrawal charge" in the                                      Waivers (12), (13), and (14) are
               "Charges under the contracts"                                       not available.
               section under "Charges and
               expenses"
--------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE  See "Withdrawal charge" in the    All contract types                Waiver (14) regarding the
               "Charges under the contracts"                                       definition of a nursing home is
               section under "Charges and                                          changed to: A nursing home for
               expenses"                                                           this purpose means one that is
                                                                                   (a) approved by Medicare as a
                                                                                   provider of skilled nursing care
                                                                                   service, or qualified to receive
                                                                                   approval of Medicare benefits,
                                                                                   or (b) operated pursuant to law
                                                                                   as a skilled nursing care
                                                                                   service. The second bulleted
                                                                                   item under Waiver (14) in this
                                                                                   section is revised as follows:
                                                                                   .   it provides continuous room
                                                                                       and board.
--------------------------------------------------------------------------------------------------------------------
NEW YORK       See "Your annuity payout          TSA 403(b) contracts              The fixed life annuity and
               options" under "Accessing your                                      Variable Immediate Annuity pay-
               money"                                                              out options are not available.
               See "Selecting an annuity payout  TSA 403(b) contracts              The maximum maturity date is the
               option" in the "Accessing your                                      contract date anniversary that
               money" section.                                                     follows the annuitant's 90th
                                                                                   birthday.
                                                                                   In the fifth paragraph in this
                                                                                   section, the second line in the
                                                                                   paragraph "(1) the amount
                                                                                   applied to purchase the
                                                                                   annuity;" is deleted in its
                                                                                   entirety and \replaced with the
                                                                                   following:

                                                                                   (1) The amount applied to
                                                                                   provide the annuity will be: (a)
                                                                                   the account value for any life
                                                                                   annuity form or (b) the cash
                                                                                   value for any period certain
                                                                                   annuity form except that, if the
                                                                                   period certain is more than five
                                                                                   years, the amount applied will
                                                                                   be no less than 95% of the
                                                                                   account value.

               See "Charge for third-party       TSA 403(b) contracts              The charge for third-party
               transfer or rollover" in the                                        transfer or rollover will not be
               "Charges and expenses" section.                                     deducted from amounts allocated
                                                                                   to the guaranteed interest
                                                                                   option.
-              -----------------------------------------------------------------------------------------------------


                                     III-2

APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------
NEW YORK      See "Annual administrative        TSA 403(b) contracts              The annual administrative charge
(CONTINUED)   charge" in the "Charges under                                       will not be deducted from
              the contracts" section under                                        amounts allocated to the
              "Charges and expenses"                                              guaranteed interest option.
                                                                                  The maximum charge for the
                                                                                  annual administrative charge is
                                                                                  $30.

              See "Charge for enhanced death    TSA 403(b) contracts              The charge for the enhanced
              benefit" in the "Charges under                                      death benefit, if elected, will
              the contracts" section under                                        not be deducted from amounts
              "Charges and expenses"                                              allocated to the guaranteed
                                                                                  interest option.
              See "Withdrawal charge" in the    TSA 403(b) contracts              Waiver (12) is revised as
              "Charges under the contracts"                                       follows: You have qualified to
              section under "Charges and                                          receive Social Security
              expenses"                                                           disability benefits as certified
                                                                                  by the Social Security
                                                                                  Administration or you are
                                                                                  totally disabled. Total
                                                                                  disability is your incapacity,
                                                                                  resulting from injury or
                                                                                  disease, to engage in any
                                                                                  occupation for remuneration or
                                                                                  profit. Such total disability
                                                                                  must be certified as having been
                                                                                  continuous for a period of at
                                                                                  least six months prior to notice
                                                                                  of claim and you must continue
                                                                                  to be deemed totally disabled.

                                                                                  Written notice of claim must be
                                                                                  given to us during your lifetime
                                                                                  and during the period of total
                                                                                  disability prior to each
                                                                                  withdrawal. Along with the
                                                                                  Notice of Claim, you must submit
                                                                                  acceptable proof of disability.
                                                                                  Such proof of disability must be
                                                                                  either (a) evidence of Social
                                                                                  Security disability
                                                                                  determination or (b) a statement
                                                                                  from an independent U.S.
                                                                                  licensed physician stating that
                                                                                  you meet the definition of total
                                                                                  disability as stated above. Such
                                                                                  certification must be
                                                                                  resubmitted every 12 months.
                                                                                  Failure to furnish proof of
                                                                                  disability within the required
                                                                                  time will not reduce any claim
                                                                                  if it was not reasonably
                                                                                  possible to give proof within
                                                                                  such time. Such proof must be
                                                                                  furnished as soon as reasonably
                                                                                  possible and in no event, except
                                                                                  in the absence of legal
                                                                                  capacity, later than one year
                                                                                  from the time proof is otherwise
                                                                                  required.
-------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel within  All contract types                To exercise your cancellation
              a certain number of dates" in                                       right, you must return the
              "Contract features and benefits"                                    certificate directly to our
                                                                                  processing office within 20 days
                                                                                  after you receive it.
-------------------------------------------------------------------------------------------------------------------

                                     III-3

APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------
OREGON        See "Selecting an annuity payout  All contract types                You can choose the date annuity
              option" in the "Your annuity                                        payments are to begin, but it
              payout options" section under                                       may not be prior to the date
              "Accessing your money"                                              withdrawal charges no longer
                                                                                  apply.

              See "Loans" in "Accessing your    All contract types                Taking a loan in excess of the
              money"                                                              Internal Revenue Code limits may
                                                                                  result in adverse tax
                                                                                  consequences. Please consult
                                                                                  your tax adviser before taking a
                                                                                  loan that exceeds the Internal
                                                                                  Revenue Code limits.

              See "Charge for third-party       All contract types                The 3rd sentence in this
              transfer or rollover" in the                                        paragraph is replaced with the
              "Charges and expenses" section.                                     following: The maximum charge is
                                                                                  $25 per occurrence per
                                                                                  participant.
-------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA  See "Loans" under "Accessing      All contract types                Taking a loan in excess of
              your money"                                                         Internal Revenue Code limits may
                                                                                  result in adverse tax
                                                                                  consequences. Please consult
                                                                                  your tax adviser before taking a
                                                                                  loan that exceeds the Internal
                                                                                  Revenue Code limits.

              See "Withdrawal charge" in the    All contract types                The first sentence in Waiver
              "Charges under the contracts"                                       (14) is replaced with the
              section under "Charges and                                          following:
              expenses"                                                           You have been confined to a
                                                                                  nursing home FOR UP TO A 90 DAY
                                                                                  PERIOD (or such other period, if
                                                                                  required in your state) as
                                                                                  verified by a licensed
                                                                                  physician. This 90-day period,
                                                                                  also known as an "elimination
                                                                                  period" may be satisfied by
                                                                                  confinement in one or more
                                                                                  nursing home facilities, subject
                                                                                  to the terms and conditions of
                                                                                  this contract. A new elimination
                                                                                  period will be applied only if
                                                                                  more than six months have
                                                                                  elapsed since the previous
                                                                                  confinement or if the
                                                                                  confinement is due to a new or
                                                                                  non-related cause.
-------------------------------------------------------------------------------------------------------------------
RHODE ISLAND  See "Your right to cancel within  All contract types                To exercise your cancellation
              a certain number of dates" in                                       right, you must return the
              "Contract features and benefits"                                    certificate directly to our
                                                                                  processing office within 20 days
                                                                                  after you receive it.
-------------------------------------------------------------------------------------------------------------------
TEXAS         See "Separate account annual      For TSA participants who are      Total Separate Account annual
              expenses" and "Portfolio          employees of Texas public higher  expenses and total annual
              operating expenses expressed as   education and participate in the  expenses of the Trusts when
              an annual percentage of daily     Texas Optional Retirement         added together are not permitted
              net assets" in the "Fee table"    Program (ORP)                     to exceed 2.75%.

              See "How you can contribute to    TSA 403(b) Contracts              The $2,500,000 limitation on the
              your certificate " in "Contract                                     sum of all contributions under
              features and benefits"                                              all AXA Equitable annuity
                                                                                  accumulating contracts with the
                                                                                  same owner or annuitant does not
                                                                                  apply.

              See "What are your investment     For TSA participants who are      Unavailable variable investment
              options under the contract" in    employees of Texas public higher  options: The variable investment
              "Contract features and benefits"  education and participate in the  options that invest in
                                                Texas Optional Retirement         portfolios of the unaffiliated
                                                Program (ORP)                     trusts are not available.
-------------------------------------------------------------------------------------------------------------------

                                     III-4

APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

------------------------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------
TEXAS        See "Personal Income Benefit" in  For TSA participants who are      The Personal Income Benefit
(CONTINUED)  "Contract features and benefits"  employees of Texas public higher  feature is not available.
                                               education and participate in the
                                               Texas Optional Retirement
                                               Program (ORP)

             See "Withdrawing your account     For TSA participants who are      For participants in a Texas
             value" in "Accessing your money"  employees of Texas public higher  Optional Retirement Program education and participate in the  (ORP), Texas law permits
                                               Texas Optional Retirement         withdrawals only after one of
                                               Program (ORP)                     the following distributable
                                                                                 events:
                                                                                 .   separation from service from
                                                                                     all Texas public higher
                                                                                     education employment; or
                                                                                 .   age 70 1/2.
             See "Annual Administrative        All contract types                To make a withdrawal, your
             charge" in the "Charges under                                       employer must approve the
             the contracts" section under                                        request. If a distributable
             "Charges and expenses"                                              event occurs prior to your being
                                                                                 vested, any amounts provided by
                                                                                 an employer's first-year
                                                                                 matching contribution will be
                                                                                 refunded to the employer. Loans
                                                                                 and hardship withdrawals are not
                                                                                 available.
                                                                                 The annual administrative charge
                                                                                 will never be greater than
                                                                                 $50.00 and will not be deducted
                                                                                 from amounts allocated to the
                                                                                 guaranteed interest option.
                                                                                 Taking a loan in excess of the
                                                                                 Internal Revenue Code limits may
                                                                                 result in adverse tax
                                                                                 consequences. Please consult
                                                                                 your tax adviser before taking a
                                                                                 loan that exceeds the Internal
                                                                                 Revenue Code limits.
             See "Loans" in "Accessing your    All contract types
             money"
------------------------------------------------------------------------------------------------------------------
VERMONT      See "Loans" under "Accessing      All contract types                Taking a loan in excess of
             your money"                                                         Internal Revenue Code limits may
                                                                                 result in adverse tax
                                                                                 consequences. Please consult
                                                                                 your tax adviser before taking a
                                                                                 loan that exceeds the Internal
                                                                                 Revenue Code limits.
------------------------------------------------------------------------------------------------------------------
WASHINGTON   See "Annual Administrative        All contract types                The annual administrative charge
             charge" in the "Charges under                                       will not be deducted from
             the contracts" section under                                        amounts allocated to the
             "Charges and expenses"                                              guaranteed interest option.

             See "Withdrawal Charge" in the    All contract types                Waiver (12) is revised as
             "Charges under the contract"                                        follows: You have qualified to
             section under "Charges and                                          receive Social Security
             expenses"                                                           disability benefits as certified
                                                                                 by the Social Security
                                                                                 Administration or you are
                                                                                 totally disabled. Total
                                                                                 disability is your incapacity,
                                                                                 resulting from injury or
                                                                                 disease, to engage in any
                                                                                 occupation for remuneration or
                                                                                 profit. Such total disability
                                                                                 must be certified as having been
                                                                                 continuous for a period of at
                                                                                 least six months prior to notice
                                                                                 of claim and you must continue
                                                                                 to be deemed totally disabled.
------------------------------------------------------------------------------------------------------------------

                                     III-5

APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

------------------------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------
WASHINGTON                                                                       Written notice of claim must be
(CONTINUED)                                                                      given to us during your lifetime
                                                                                 and during the period of total
                                                                                 disability prior to each
                                                                                 withdrawal. Along with the
                                                                                 Notice of Claim, you must submit
                                                                                 acceptable proof of disability.
                                                                                 Such proof of disability must be
                                                                                 either (a) evidence of Social
                                                                                 Security disability
                                                                                 determination or (b) a statement
                                                                                 from an independent U.S.
                                                                                 licensed physician stating that
                                                                                 you meet the definition of total
                                                                                 disability as stated above. Such
                                                                                 certification must be
                                                                                 resubmitted every 12 months.
                                                                                 Failure to furnish proof of
                                                                                 disability within the required
                                                                                 time will not reduce any claim
                                                                                 if it was not reasonably
                                                                                 possible to give proof within
                                                                                 such time. Such proof must be
                                                                                 furnished as soon as reasonably
                                                                                 possible and in no event, except
                                                                                 in the absence of legal
                                                                                 capacity, later than one year
                                                                                 from the time proof is otherwise
                                                                                 required.

                                                                                 Waiver (14) regarding the
                                                                                 definition of a nursing home is
                                                                                 deleted, and replaced with

                                                                                 "A nursing home for this purpose
                                                                                 means any home, place, or
                                                                                 institution which operates or
                                                                                 maintains facilities providing
                                                                                 convalescent or chronic care, or
                                                                                 both, for a period in excess of
                                                                                 twenty-four consecutive hours
                                                                                 for three or more patients not
                                                                                 related by blood or marriage to
                                                                                 the operator, who by reasons of
                                                                                 illness or infirmity, are unable
                                                                                 to properly care for themselves
                                                                                 and as further defined in RCW
                                                                                 18.51.010"
------------------------------------------------------------------------------------------------------------------

                                     III-6

APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Appendix IV: Contract variations

--------------------------------------------------------------------------------

You should note that your contract's options, features and charges may vary from what is described in this prospectus depending on the approximate date on which you purchased your contract. The contract may have been available in your state past the approximate end date below. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the "Approximate Time Period" below, the noted variation may apply to you.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix III earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.


-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------
Prior to October 24, 2011 Loans                     For plans in existence
                                                    prior to October 24,
                                                    2011, the "Loans"
                                                    section in "Accessing
                                                    your money" is deleted
                                                    in its entirely and
                                                    replaced with the
                                                    following:

                                                    If the Plan permits,
                                                    loans are available
                                                    under a 403(b) plan or
                                                    governmental employer
                                                    457(b) EDC plan. Loans
                                                    are subject to federal
                                                    income tax limits and
                                                    are also subject to the
                                                    limits of the Plan. The
                                                    loan rules under ERISA
                                                    may apply to plans not
                                                    sponsored by a
                                                    governmental employer.
                                                    Federal income tax rules
                                                    apply to all plans, even
                                                    if the plan is not
                                                    subject to ERISA. You
                                                    may borrow against your
                                                    account value only under
                                                    a TSA contract or a
                                                    contract issued under a
                                                    governmental employer
                                                    457(b) EDC plan. Loans
                                                    under tax-exempt
                                                    employer EDC plans are
                                                    not available. We do not
                                                    permit loans under any
                                                    contract when the
                                                    required minimum
                                                    distribution automatic
                                                    withdrawal option has
                                                    been elected.
-----------------------------------------------------------------------------

                       APPENDIX IV: CONTRACT VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------
                                                    Before we make a loan,
                                                    you must properly
                                                    complete and sign a loan
                                                    request form. Generally,
                                                    the approval of the
                                                    employer, its delegate
                                                    or Plan Administrator
                                                    must also be
                                                    demonstrated. Loan
                                                    processing may not be
                                                    completed until we
                                                    receive all information
                                                    and approvals required
                                                    to process the loan at
                                                    our processing office.
                                                    Please note that if we
                                                    receive a properly
                                                    completed and signed
                                                    loan request form (and
                                                    any other information
                                                    necessary to complete
                                                    the loan transaction) at
                                                    our processing office on
                                                    a business day prior to
                                                    the 27th of the month,
                                                    your loan transaction
                                                    will be effective on
                                                    that business day. If we
                                                    receive a properly
                                                    completed and signed
                                                    loan request form (and
                                                    any other information
                                                    necessary to complete
                                                    the loan transaction) at
                                                    our processing office on
                                                    a business day that is
                                                    on the 27th of the month
                                                    or later, your loan will
                                                    be processed on the
                                                    first business day of
                                                    the month following the
                                                    date it was received. In
                                                    the case of certain TSA
                                                    contracts subject to
                                                    ERISA, the written
                                                    consent of your spouse
                                                    will be required to
                                                    obtain a loan and the
                                                    Plan Administrator needs
                                                    to sign the loan form.
                                                    In the case of
                                                    governmental employer
                                                    EDC contracts, the loan
                                                    must be approved by the
                                                    contract owner;
                                                    generally, your
                                                    employer, plan trustee,
                                                    or the Plan
                                                    Administrator as
                                                    authorized under the
                                                    governmental employer
                                                    plan. Please see the
                                                    loan provisions stated
                                                    in the contract and read
                                                    the terms and conditions
                                                    in the loan request form
                                                    carefully and consult
                                                    with a tax advisor
                                                    before taking a loan.
                                                    Also, see Appendix III
                                                    earlier in this
                                                    prospectus for any state
                                                    rules that may affect
                                                    loans from a TSA or
                                                    governmental employer
                                                    EDC contract.

                                                    We permit only one loan
                                                    to be outstanding at any
                                                    time.

                                                    A loan will not be
                                                    treated as a taxable
                                                    distribution unless:
                                                    .   it exceeds limits of
                                                        federal income tax
                                                        rules; or
                                                    .   interest and
                                                        principal are not
                                                        paid when due; or
                                                    .   in some instances,
                                                        service with the
                                                        employer terminates.

                                                    Taking a loan in excess
                                                    of the Internal Revenue
                                                    Code limits may result
                                                    in adverse tax
                                                    consequences.
-----------------------------------------------------------------------------

                       APPENDIX IV: CONTRACT VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------
                                                    The tax consequences of
                                                    failure to repay a loan
                                                    when due are
                                                    substantial, and may
                                                    result in severe
                                                    restrictions on your
                                                    ability to borrow
                                                    amounts under any plans
                                                    of your employer in the
                                                    future.

                                                    LOAN RESERVE ACCOUNT. On
                                                    the date your loan is
                                                    processed, we will
                                                    transfer to a "loan
                                                    reserve account" an
                                                    amount equal to the sum
                                                    of (a) and (b), where
                                                    (a) is the loan amount
                                                    (which will earn
                                                    interest at the "loan
                                                    reserve account rate"
                                                    while your loan is
                                                    outstanding), and (b) is
                                                    10% of the loan amount
                                                    (which will earn
                                                    interest at the
                                                    guaranteed interest rate
                                                    while your loan is
                                                    outstanding). You may
                                                    not make any partial
                                                    withdrawals or transfers
                                                    among investment options
                                                    or other transaction
                                                    from the loan reserve
                                                    account until after
                                                    repayment of the
                                                    principal amount then
                                                    due. You may specify on
                                                    the loan request form
                                                    from which investment
                                                    option(s) the loan
                                                    reserve account will be
                                                    funded.

                                                    The "loan reserve
                                                    account rate" will equal
                                                    the loan interest rate
                                                    minus a maximum rate of
                                                    2%. This excess of the
                                                    interest rate that we
                                                    charge is also referred
                                                    to as the "net loan
                                                    interest charge." Loans
                                                    are discussed further in
                                                    "Tax information"
                                                    earlier in this
                                                    prospectus.

                                                    LOANS AND THE PERSONAL
                                                    INCOME BENEFIT. If you
                                                    activated the Personal
                                                    Income Benefit by
                                                    allocating amounts to
                                                    the Personal Income
                                                    Benefit variable
                                                    investment options and
                                                    request a loan, you will
                                                    be able to specify the
                                                    investment options from
                                                    which the loan will be
                                                    taken. When taking a
                                                    loan, you must deplete
                                                    the Non-Personal Income
                                                    Benefit investment
                                                    options before utilizing
                                                    the Personal Income
                                                    Benefit variable
                                                    investment options. If
                                                    you do not specify
                                                    investment options, the
                                                    loan amount will be
                                                    taken from your
                                                    Non-Personal Income
                                                    Benefit account value
                                                    first. If there are
                                                    insufficient values to
                                                    complete your loan
                                                    request, the remaining
                                                    loan amount will be
                                                    taken from the Personal
                                                    Income Benefit account
                                                    value. If a loan is
                                                    taken from your Personal
                                                    Income Benefit account
                                                    value, this amount is
                                                    allocated to the loan
                                                    reserve account and your
                                                    Guaranteed Annual
                                                    Withdrawal Amount and
                                                    Ratchet Base will be
                                                    reduced on a pro rata
                                                    basis.
-----------------------------------------------------------------------------

                       APPENDIX IV: CONTRACT VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------
                                                    All loan repayments will
                                                    be applied to guaranteed
                                                    interest option. Loan
                                                    amounts repaid into the
                                                    guaranteed interest
                                                    option and subsequently
                                                    transferred into the
                                                    Personal Income Benefit
                                                    variable investment
                                                    options will receive the
                                                    GTWR. If you have an
                                                    outstanding loan, it
                                                    must be repaid before
                                                    you can elect to receive
                                                    Guaranteed Annual
                                                    Withdrawal Amount
                                                    payments.

                                                    If you have defaulted
                                                    (failed to repay as
                                                    required) a loan, we
                                                    will treat the unpaid
                                                    loan balance (plus any
                                                    unpaid loan interest
                                                    that is due) as a deemed
                                                    distribution and
                                                    withdrawal from the
                                                    contract. Loan defaults
                                                    and withdrawals may have
                                                    adverse tax
                                                    consequences. See
                                                    "Distributions from
                                                    TSAs" in "Tax
                                                    information" earlier in
                                                    this prospectus.

                                                    If Guaranteed Annual
                                                    Withdrawal Amount
                                                    payments have begun and
                                                    you had previously
                                                    defaulted on a loan and
                                                    would like to repay the
                                                    loan, we will permit you
                                                    to do so. Your loan
                                                    repayments will be
                                                    allocated to the
                                                    guaranteed interest
                                                    option.
-----------------------------------------------------------------------------

                       APPENDIX IV: CONTRACT VARIATIONS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS
                                                             PAGE

Who is AXA Equitable?                                         2

Calculation of annuity payments                               2

Custodian and independent registered public accounting firm   2

Distribution of the contracts                                 2

Calculating unit values                                       3

Condensed financial information                               4

Financial Statements                                          11

HOW TO OBTAIN AN EQUI-VEST(R) STRATEGIES (SERIES 901) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call (800) 628-6673 or send this request form to:
  EQUI-VEST(R)
  Employer Sponsored Programs
  Processing Office
  AXA Equitable
  P.O. Box 4956
  Syracuse, NY 13221-4956


----------------------------------------------------------------------------------
Please send me an EQUI-VEST(R) Strategies (Series 901) Statement of
Additional Information dated May 1, 2016
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip


                                                                        #792678

EQUI-VEST(R) Strategies (Series 901)

A group flexible premium deferred variable annuity contract

STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2016




--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R) Strategies (Series 901) dated May 1, 2016. That prospectus provides detailed information concerning the contracts and the variable investment options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing our Processing Office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free,
(800) 628-6673, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                               2

             Calculation of annuity payments                     2

             Custodian and independent registered public
               accounting firm                                   2

             Distribution of the contracts                       2

             Calculating unit values                             3

             Condensed financial information                     4

             Financial statements                               11



   EQUI-VEST(R) is a registered service mark of AXA Equitable Life Insurance
                           Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC, 1290
                  Avenue of the Americas, New York, NY 10104


  Copyright 2016 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                                       EV Strategies Series 901

                                                                         #19858

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


CALCULATION OF ANNUITY PAYMENTS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Payout option, you should read the prospectus which contains important information you should know.

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a certificate, their respective annuity unit values, and a net investment factor. The annuity unit values used may vary, although the method of calculating annuity unit values set forth below remains the same. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

.. .00013366 of the net investment factor for a certificate with an assumed base rate of net investment return of 5% a year; or

.. .00009425 of the net investment factor for a certificate with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS


To show how we determine variable annuity payments, assume that the account value on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the certificate would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2015, the annuity payment due in December 2015 would be $95.19 (the number of units (26.74) times $3.56).


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2015 and for each of the two years in the period ended December 31, 2015, and the consolidated financial statements of AXA Equitable at December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $0, $325,380 and $325,380 for each of the years 2015, 2014 and 2013. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $560,399,960 in 2015, $571,445,806 in 2014 and $577,490,356
in 2013. Of these amounts, for each of these three years, AXA Advisors retained $285,764,982, $305,637,317 and $319,941,479, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $490,800,838 in 2015, $516,811,792 in 2014 and $548,888,192 in 2013, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $0 and $16,033,494, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) Strategies may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                              (   _a    )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

Condensed financial information

--------------------------------------------------------------------------------

The information presented is shown for the past ten years, or from the first year the particular contracts were offered, if less than ten years ago.


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



-----------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------------------------------------------------------
                                               2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------------
ALL ASSET AGGRESSIVE-ALT 25
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      -- $107.99 $109.71 $104.17
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      -- $104.67 $119.50 $114.52 $127.35 $144.32 $146.74 $139.95
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
ALL ASSET MODERATE GROWTH-ALT 15
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      -- $104.46 $106.25 $101.57
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $106.20 $104.57 $120.69 $155.68 $179.69 $175.62
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      -- $ 96.62 $100.88 $100.10
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --       1
-----------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $119.98 $109.35 $112.15 $146.65 $158.44 $152.43
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $115.58 $110.47 $112.78 $146.64 $163.94 $163.38
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $124.04 $110.17 $107.16 $146.20 $151.06 $142.35
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $152.46 $160.73 $ 97.05 $122.66 $137.73 $126.51 $143.43 $180.07 $187.24 $182.67
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --       2       3       5       6       8       7       9       9
-----------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      -- $103.68 $117.03 $121.32 $119.69
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $115.75 $121.61 $107.45 $117.19 $124.82 $126.30 $131.16 $135.89 $138.47 $137.17
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --       1       1       1       2       1       2
-----------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      -- $103.06 $113.10 $116.59 $115.24
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------------------------------------------------------
                                               2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      -- $101.74 $105.46 $107.44 $106.51
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $123.58 $129.44 $103.57 $117.67 $127.45 $125.66 $133.98 $146.67 $150.24 $148.22
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --       1       2       2       3       3       4       4       4
-----------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $300.59 $423.88 $179.52 $267.50 $296.06 $257.78 $183.22 $218.98 $221.12 $215.78
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              7       6       7       6       7       6      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $141.46 $161.85 $ 88.62 $119.10 $129.17 $106.55 $123.06 $143.61 $133.71 $127.01
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --       2       3       3       4       3       5       5
-----------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $111.74 $ 93.15 $100.88 $121.32 $112.71 $109.23
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $162.83 $178.16 $100.84 $130.43 $137.38 $114.36 $133.40 $158.07 $145.70 $140.10
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              6      10      15      22      28      31       5       5       5       5
-----------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $108.15 $111.57 $ 69.35 $ 87.12 $ 98.78 $ 93.93 $107.25 $140.10 $155.29 $154.78
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $106.74 $122.55 $ 75.16 $100.65 $114.39 $109.43 $123.60 $166.16 $183.29 $189.35
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              4       3       2       3       3       3       4       4      13      12
-----------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $149.38 $141.58 $ 80.21 $ 96.07 $107.70 $101.82 $117.14 $154.09 $171.72 $163.67
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              9      13       4       7      10       9      10      10      13      13
-----------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $147.09 $143.72 $ 86.25 $116.35 $141.49 $127.25 $149.90 $198.08 $218.08 $208.89
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              1       1       1       5       6       6       6       6       6       6
-----------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $167.68 $177.39 $133.37 $155.35 $169.97 $165.16 $178.43 $200.42 $205.05 $201.82
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --       3       8      11      10      13      16      16      16
-----------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      -- $104.30 $121.06 $126.23 $124.35
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --       1
-----------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $144.44 $152.59 $103.37 $125.19 $138.67 $130.88 $144.93 $172.40 $177.64 $174.12
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              1       1       2       6       8      11      13      17      17      15
-----------------------------------------------------------------------------------------------------------------------------
AXA SMARTBETA EQUITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      --      --      -- $ 95.88
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                              ------------------------------------------------------------------------------
                                               2006    2007    2008   2009    2010    2011    2012    2013    2014    2015
----------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --     --      --      --      -- $103.63 $119.54 $124.38 $122.75
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $153.88 $178.75 $98.47 $133.00 $176.42 $174.49 $200.28 $274.79 $282.62 $272.48
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      2       3       3       3       3       3       3       3
----------------------------------------------------------------------------------------------------------------------------
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --     --      --      --      --      --      --      -- $ 97.85
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $104.50 $105.90 $71.71 $ 92.95 $102.73 $102.10 $112.76 $128.29 $135.30 $130.27
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --       5      4       2       2       2       2       2       2       1
----------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $108.44 $ 98.38 $65.06 $ 82.84 $102.22 $ 91.78 $106.47 $144.51 $146.55 $136.01
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --      --      --      --      --      --       1      --
----------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      -- $ 95.55 $59.88 $ 76.39 $ 83.73 $ 79.45 $ 90.51 $110.81 $116.06 $112.01
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      1      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
AXA/HORIZON SMALL CAP VALUE
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --     --      --      --      --      --      --      -- $ 87.61
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $117.59 $141.07 $94.01 $121.11 $130.14 $132.95 $148.63 $187.84 $201.11 $222.71
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --       1       1       1       1       1       1       1
----------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $107.32 $108.32 $66.58 $ 82.72 $ 91.95 $ 87.24 $ 98.93 $127.00 $138.34 $134.10
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --       2      1       1       1      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
AXA/PACIFIC GLOBAL SMALL CAP VALUE
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --     --      --      --      --      --      --      -- $ 80.86
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $107.79 $109.27 $64.21 $ 82.91 $ 88.92 $ 80.96 $ 95.94 $120.94 $121.41 $117.38
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --       1      1       1       1       1       1       1       1       1
----------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ INTERNATIONAL MODERATE
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --     --      --      --      --      --      --      -- $ 91.87
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $120.25 $123.46 $94.01 $102.61 $108.92 $113.93 $119.15 $117.13 $119.08 $117.49
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      1       1       1       2       2       2       2       2
----------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------------------------------------------------------
                                               2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ REAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      --      --      -- $ 86.75
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $134.04 $138.00 $ 79.32 $105.97 $134.32 $112.47 $124.38 $182.52 $176.51 $164.68
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --       1       1       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $218.37 $195.49 $120.62 $151.41 $187.20 $169.13 $196.11 $277.93 $261.89 $225.90
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --       1       1       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $197.45 $198.37 $124.97 $161.67 $180.26 $173.44 $195.71 $267.66 $291.58 $271.73
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --       1       4       6       7       9       9       9       9
-----------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $130.03 $133.89 $ 90.01 $ 99.70 $114.56 $113.30 $132.46 $173.30 $187.01 $182.54
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --       1       2       1       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $ 94.85 $105.61 $ 57.45 $ 74.66 $ 83.42 $ 83.06 $ 96.29 $128.44 $144.90 $144.57
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              1       1       1       2       3       3       2       2       2       2
-----------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $159.38 $164.19 $ 91.86 $117.35 $135.36 $135.46 $155.49 $204.53 $227.59 $225.87
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      13      20      22      22      24      22      21      23
-----------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $119.94 $122.80 $111.04 $113.23 $118.93 $123.77 $126.78 $123.89 $125.99 $125.66
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              2       3       4       6       7       8       3       3       3       3
-----------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      -- $ 94.82 $ 91.19 $ 74.11
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $158.58 $165.68 $103.38 $129.53 $147.48 $149.04 $170.53 $222.70 $249.84 $250.07
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --       8      11      14      20      21      17      17      18
-----------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $138.61 $150.43 $103.58 $145.49 $191.63 $183.65 $214.91 $296.87 $303.84 $284.51
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --       2       2       4       5       6       7       8       8       8
-----------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $100.28 $108.84 $115.09 $116.53 $123.01 $127.52 $131.34 $127.15 $127.38 $121.67
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --       2       1       2       3       3       3       3       2
-----------------------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD BOND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      -- $101.71 $102.93 $ 99.05
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------------------------------------------------------
                                               2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $144.18 $153.38 $158.17 $153.88 $159.65 $167.34 $167.79 $163.88 $165.23 $164.77
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --       1       1       1       1       1       2       1
-----------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $167.52 $186.32 $ 91.40 $115.64 $121.12 $105.87 $122.23 $147.43 $136.30 $132.45
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --       5       5      12       7      10       8       9       8
-----------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $120.55 $116.70 $ 73.07 $ 93.17 $106.60 $103.75 $122.00 $163.59 $176.93 $164.81
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --       1       1
-----------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $134.65 $132.08 $ 78.99 $103.78 $115.75 $108.93 $125.53 $169.26 $192.24 $186.53
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --       1       1      --       1      --       1       1
-----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $ 72.40 $ 81.95 $ 51.86 $ 70.14 $ 80.76 $ 82.09 $ 93.51 $123.03 $137.12 $142.78
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --       1       1       2       2       2       3       3
-----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $113.05 $105.61 $ 45.40 $ 53.72 $ 61.14 $ 60.51 $ 70.06 $ 91.55 $102.38 $ 97.16
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --       1       1       2       2       2
-----------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $144.09 $166.26 $ 98.60 $134.37 $153.37 $135.98 $161.62 $182.39 $172.04 $171.18
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --       1       2       3       3       4       3       3
-----------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $134.05 $143.79 $ 72.41 $ 97.99 $122.35 $118.58 $137.85 $181.48 $196.41 $189.46
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              5       9      12      22      30      33       7       9       9       9
-----------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $116.79 $134.00 $136.21 $135.65 $134.83 $133.89 $132.95 $132.02 $131.10 $130.18
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --       1      12       1       1       1       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $134.83 $163.89 $ 85.72 $133.70 $175.64 $160.99 $173.86 $239.18 $235.82 $221.30
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --       2       2       4       3       4       4       4
-----------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $111.10 $116.68 $ 68.66 $ 94.50 $108.09 $ 98.09 $117.24 $147.07 $148.66 $152.31
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --       1       1       3       3       2       2       2
-----------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      -- $ 91.11 $ 97.59 $ 94.62
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --       1
-----------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $105.91 $110.10 $104.91 $112.51 $112.66 $111.66 $112.53 $111.84 $110.96 $109.88
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --       1       3       5       5       6       6       6       6
-----------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------------------------------------------------------
                                               2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $152.43 $158.62 $147.55 $155.71 $164.63 $165.87 $169.08 $164.07 $167.65 $166.85
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --       1       1       2       2       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $168.15 $163.91 $107.21 $134.28 $167.76 $159.93 $183.49 $250.45 $260.75 $247.10
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)              4       7      10      16      23      24       4       4       4       4
-----------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $109.62 $116.72 $ 66.99 $ 94.88 $109.66 $106.77 $126.10 $172.70 $186.31 $203.92
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --       5       7      11      16      18       3       4       6       5
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $117.81 $113.73 $131.17 $170.56 $189.11 $188.56
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $103.03 $102.98 $119.70 $151.94 $163.67 $155.63
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $112.79 $ 99.85 $113.58 $153.24 $161.35 $157.61
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $107.95 $100.12 $101.37 $133.44 $150.11 $134.86
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      -- $ 91.20 $107.20 $139.19 $155.55 $157.26
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $110.99 $102.80 $128.69 $130.90 $148.63 $145.01
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --       5       1       2       1
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      -- $ 95.38 $110.78 $117.44 $118.47 $113.67
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --       1       1
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $109.87 $101.48 $ 99.75 $117.59 $116.87 $113.01
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $114.89 $106.67 $106.70 $136.11 $140.79 $133.82
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $124.58 $122.49 $120.91 $164.58 $166.84 $156.16
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
                                              -------------------------------------------------------------------------------
                                               2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $128.82 $116.30 $103.54 $131.35 $116.66 $ 90.19
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --       1      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $106.45 $111.26 $131.08 $143.83 $145.54 $135.12
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --       1       2       2       2
-----------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      -- $ 90.05 $101.55 $131.02 $140.34 $131.31
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --       1       1       2
-----------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $112.98 $100.29 $ 82.94 $118.07 $119.12 $120.51
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --       1       1
-----------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $113.64 $ 92.49 $112.10 $109.93 $104.10 $ 82.64
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --       3       5       4       6       7
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $111.39 $108.65 $125.07 $158.52 $159.19 $168.07
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --       1       3       4       5
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $115.12 $111.55 $131.63 $172.19 $189.30 $187.88
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      --      --      --      --      --      -- $193.91
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $119.29 $119.71 $135.82 $181.70 $199.20 $218.64
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --       1      --       2       2       2       5
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --      --      -- $111.03 $117.43 $132.01 $157.58 $175.98 $148.96
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --       2      --       1       1       1
-----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $ 86.97 $ 96.44 $ 51.19 $ 69.95 $ 81.90 $ 76.41 $ 86.65 $118.05 $129.73 $133.96
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      11      17      19      15      13      12       9       9
-----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $118.85 $125.41 $111.82 $120.27 $126.83 $133.26 $139.57 $135.33 $139.42 $138.62
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $112.94 $125.50 $ 70.31 $ 98.99 $124.72 $114.08 $130.78 $182.04 $189.55 $185.36
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      --       1       1       1       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                              ------------------------------------------------------------------------------
                                               2006    2007    2008   2009    2010    2011    2012    2013    2014    2015
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $143.86 $142.98 $79.43 $113.87 $141.24 $121.55 $138.58 $186.59 $195.18 $183.05
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --      --      --      --       1      --      --      --
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $109.51 $128.56 $67.55 $106.29 $124.23 $117.42 $132.25 $178.07 $200.78 $211.92
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             10       8      5       2       3       3       7       1       1       2
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)/VA
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --     --      -- $106.78 $105.70 $122.40 $159.75 $175.13 $179.31
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --     --      -- $123.60 $113.48 $118.46 $100.32 $ 80.95 $ 59.75
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $108.53 $115.58 $79.79 $ 95.32 $104.80 $101.14 $111.34 $126.12 $128.94 $125.59
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --      --       1       1       1      --      --      --
----------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $109.49 $116.73 $75.33 $ 92.15 $102.43 $ 97.74 $109.53 $129.54 $133.82 $130.17
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --       2       3       3       4       4       3       3
----------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $110.38 $117.70 $72.42 $ 90.29 $101.07 $ 95.70 $108.44 $131.65 $136.60 $132.89
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --      --       1       2       1       2       2       2
----------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $111.17 $119.00 $69.33 $ 87.96 $ 98.94 $ 92.82 $106.39 $132.29 $137.64 $133.63
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --     --      --      --      --      --      --      -- $ 91.83
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --     --      -- $104.65 $103.02 $117.70 $118.78 $120.12 $114.14
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --     --      --      -- $ 83.28 $ 85.27 $ 93.39 $ 74.80 $ 49.30
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --      --      --      --      --      --       1       1
----------------------------------------------------------------------------------------------------------------------------




FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts and certificates.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...............
                                                                         FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2015............   FSA-3
   Statements of Operations for the Year Ended December 31, 2015......  FSA-46
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2015 and 2014.......................................  FSA-64
   Notes to Financial Statements...................................... FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm                  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2015 and 2014.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2015, 2014 and 2013................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2015, 2014 and 2013................................... F-4
   Consolidated Statements of Equity, Years Ended December 31, 2015,
     2014 and 2013...................................................... F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2015, 2014 and 2013................................................ F-6
   Notes to Consolidated Financial Statements........................... F-8

                                  FSA-1  #57957

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account A of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2015 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 18, 2016

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

                                                                               AMERICAN CENTURY   AMERICAN FUNDS      AXA 400
                              ALL ASSET        ALL ASSET    ALL ASSET MODERATE    VP MID CAP    INSURANCE SERIES(R)   MANAGED
                          AGGRESSIVE-ALT 25* GROWTH-ALT 20*   GROWTH-ALT 15*      VALUE FUND       BOND FUND/SM/    VOLATILITY*
                          ------------------ -------------- ------------------ ---------------- ------------------- -----------
ASSETS:
Investments in shares of
 the Portfolios, at fair
 value...................     $8,033,867      $52,828,026       $5,511,557       $24,826,475        $24,489,949     $7,382,641
Receivable for shares of
 the Portfolios sold.....             --               --               --                --             38,995         12,752
Receivable for
 policy-related
 transactions............         10,101           25,763            9,937            42,574                 --             --
                              ----------      -----------       ----------       -----------        -----------     ----------
   Total assets..........      8,043,968       52,853,789        5,521,494        24,869,049         24,528,944      7,395,393
                              ----------      -----------       ----------       -----------        -----------     ----------

LIABILITIES:
Payable for shares of
 the Portfolios purchased         10,101           25,763            9,924            42,486                 --             --
Payable for
 policy-related
 transactions............             --               --               --                --             38,611         12,752
                              ----------      -----------       ----------       -----------        -----------     ----------
   Total liabilities.....         10,101           25,763            9,924            42,486             38,611         12,752
                              ----------      -----------       ----------       -----------        -----------     ----------
NET ASSETS...............     $8,033,867      $52,828,026       $5,511,570       $24,826,563        $24,490,333     $7,382,641
                              ==========      ===========       ==========       ===========        ===========     ==========

NET ASSETS:
Accumulation unit values.     $8,033,619      $52,827,718       $5,511,570       $24,826,563        $24,490,333     $7,382,273
Retained by AXA
 Equitable in Separate
 Account A...............            248              308               --                --                 --            368
                              ----------      -----------       ----------       -----------        -----------     ----------
TOTAL NET ASSETS.........     $8,033,867      $52,828,026       $5,511,570       $24,826,563        $24,490,333     $7,382,641
                              ==========      ===========       ==========       ===========        ===========     ==========

Investments in shares of
 the Portfolios, at cost.     $8,659,700      $56,832,497       $5,881,460       $24,912,080        $25,393,948     $7,792,199
The Portfolios shares
 held
   Class B...............        723,600        2,954,620          527,579                --                 --        393,672
   Class 4...............             --               --               --                --          2,308,195             --
   Class II..............             --               --               --         1,349,265                 --             --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        AXA 500 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE AXA BALANCED
                                                          VOLATILITY*     VOLATILITY*     ALLOCATION*    STRATEGY*
                                                        --------------- ---------------- -------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $14,631,638      $4,016,281     $567,405,984  $109,031,875
Receivable for shares of the Portfolios sold...........            --              --           43,449            --
Receivable for policy-related transactions.............        69,978           4,989               --        32,359
                                                          -----------      ----------     ------------  ------------
   Total assets........................................    14,701,616       4,021,270      567,449,433   109,064,234
                                                          -----------      ----------     ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        69,867           4,989               --        32,359
Payable for policy-related transactions................            --              --           43,449            --
                                                          -----------      ----------     ------------  ------------
   Total liabilities...................................        69,867           4,989           43,449        32,359
                                                          -----------      ----------     ------------  ------------
NET ASSETS.............................................   $14,631,749      $4,016,281     $567,405,984  $109,031,875
                                                          ===========      ==========     ============  ============

NET ASSETS:
Accumulation unit values...............................   $14,631,749      $4,015,928     $567,395,624  $109,030,065
Retained by AXA Equitable in Separate Account A........            --             353           10,360         1,810
                                                          -----------      ----------     ------------  ------------
TOTAL NET ASSETS.......................................   $14,631,749      $4,016,281     $567,405,984  $109,031,875
                                                          ===========      ==========     ============  ============

Investments in shares of the Portfolios, at cost.......   $14,342,247      $4,358,116     $590,283,279  $105,365,157
The Portfolios shares held
   Class A.............................................            --              --               --        13,733
   Class B.............................................       781,503         235,993       55,378,864     7,881,739

                                                                         AXA CONSERVATIVE
                                                        AXA CONSERVATIVE      GROWTH
                                                          ALLOCATION*       STRATEGY*
                                                        ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $113,615,991     $22,059,274
Receivable for shares of the Portfolios sold...........             --           7,759
Receivable for policy-related transactions.............         37,044              --
                                                          ------------     -----------
   Total assets........................................    113,653,035      22,067,033
                                                          ------------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         37,044              --
Payable for policy-related transactions................             --           7,759
                                                          ------------     -----------
   Total liabilities...................................         37,044           7,759
                                                          ------------     -----------
NET ASSETS.............................................   $113,615,991     $22,059,274
                                                          ============     ===========

NET ASSETS:
Accumulation unit values...............................   $113,612,959     $22,059,226
Retained by AXA Equitable in Separate Account A........          3,032              48
                                                          ------------     -----------
TOTAL NET ASSETS.......................................   $113,615,991     $22,059,274
                                                          ============     ===========

Investments in shares of the Portfolios, at cost.......   $118,375,073     $21,872,572
The Portfolios shares held
   Class A.............................................             --              --
   Class B.............................................     12,228,825       1,677,207

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        AXA CONSERVATIVE AXA CONSERVATIVE-  AXA GLOBAL EQUITY  AXA GROWTH
                                                           STRATEGY*     PLUS ALLOCATION*  MANAGED VOLATILITY* STRATEGY*
                                                        ---------------- ----------------- ------------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $8,166,364      $202,534,879       $364,007,885     $1,292,097
Receivable for shares of the Portfolios sold...........        38,563                --                 --             41
Receivable for policy-related transactions.............            --            25,634             33,827             --
                                                           ----------      ------------       ------------     ----------
   Total assets........................................     8,204,927       202,560,513        364,041,712      1,292,138
                                                           ----------      ------------       ------------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --            25,634             33,827             --
Payable for policy-related transactions................        38,496                --                 --              4
                                                           ----------      ------------       ------------     ----------
   Total liabilities...................................        38,496            25,634             33,827              4
                                                           ----------      ------------       ------------     ----------
NET ASSETS.............................................    $8,166,431      $202,534,879       $364,007,885     $1,292,134
                                                           ==========      ============       ============     ==========

NET ASSETS:
Accumulation unit values...............................    $8,166,431      $202,513,220       $363,974,856     $1,292,134
Retained by AXA Equitable in Separate Account A........            --            21,659             33,029             --
                                                           ----------      ------------       ------------     ----------
TOTAL NET ASSETS.......................................    $8,166,431      $202,534,879       $364,007,885     $1,292,134
                                                           ==========      ============       ============     ==========

Investments in shares of the Portfolios, at cost.......    $8,146,186      $211,534,928       $316,450,035     $1,044,796
The Portfolios shares held
   Class A.............................................            --                --                 --         83,737
   Class B.............................................       696,815        21,398,628         25,173,690             --

                                                        AXA INTERNATIONAL AXA INTERNATIONAL
                                                          CORE MANAGED         MANAGED
                                                           VOLATILITY*       VOLATILITY*
                                                        ----------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $159,229,186       $8,447,192
Receivable for shares of the Portfolios sold...........             --               83
Receivable for policy-related transactions.............         19,573               --
                                                          ------------       ----------
   Total assets........................................    159,248,759        8,447,275
                                                          ------------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         19,573               --
Payable for policy-related transactions................             --               83
                                                          ------------       ----------
   Total liabilities...................................         19,573               83
                                                          ------------       ----------
NET ASSETS.............................................   $159,229,186       $8,447,192
                                                          ============       ==========

NET ASSETS:
Accumulation unit values...............................   $159,218,303       $8,445,988
Retained by AXA Equitable in Separate Account A........         10,883            1,204
                                                          ------------       ----------
TOTAL NET ASSETS.......................................   $159,229,186       $8,447,192
                                                          ============       ==========

Investments in shares of the Portfolios, at cost.......   $161,066,327       $9,340,781
The Portfolios shares held
   Class A.............................................             --               --
   Class B.............................................     17,450,218          727,877

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA INTERNATIONAL AXA LARGE CAP AXA LARGE CAP  AXA LARGE CAP
                                                          VALUE MANAGED   CORE MANAGED  GROWTH MANAGED VALUE MANAGED
                                                           VOLATILITY*     VOLATILITY*   VOLATILITY*    VOLATILITY*
                                                        ----------------- ------------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $180,173,574     $29,460,723   $652,082,312  $811,270,090
Receivable for shares of the Portfolios sold...........         12,810           5,260         56,350            --
Receivable for policy-related transactions.............             --              --             --        36,539
                                                          ------------     -----------   ------------  ------------
   Total assets........................................    180,186,384      29,465,983    652,138,662   811,306,629
                                                          ------------     -----------   ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --              --             --        36,539
Payable for policy-related transactions................         12,810           5,260         56,350            --
                                                          ------------     -----------   ------------  ------------
   Total liabilities...................................         12,810           5,260         56,350        36,539
                                                          ------------     -----------   ------------  ------------
NET ASSETS.............................................   $180,173,574     $29,460,723   $652,082,312  $811,270,090
                                                          ============     ===========   ============  ============

NET ASSETS:
Accumulation unit values...............................   $180,159,279     $29,443,321   $652,035,235  $807,583,685
Contracts in payout (annuitization) period.............             --              --             --     3,254,258
Retained by AXA Equitable in Separate Account A........         14,295          17,402         47,077       432,147
                                                          ------------     -----------   ------------  ------------
TOTAL NET ASSETS.......................................   $180,173,574     $29,460,723   $652,082,312  $811,270,090
                                                          ============     ===========   ============  ============

Investments in shares of the Portfolios, at cost.......   $175,854,568     $23,849,792   $427,772,523  $553,498,433
The Portfolios shares held
   Class A.............................................             --              --             --    48,113,080
   Class B.............................................     15,650,883       3,251,908     24,339,983     6,244,483

                                                         AXA MID CAP VALUE   AXA MODERATE
                                                        MANAGED VOLATILITY*  ALLOCATION*
                                                        ------------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $467,193,849     $1,613,650,791
Receivable for shares of the Portfolios sold...........              --                 --
Receivable for policy-related transactions.............           2,533            234,809
                                                           ------------     --------------
   Total assets........................................     467,196,382      1,613,885,600
                                                           ------------     --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           2,533            133,675
Payable for policy-related transactions................              --                 --
                                                           ------------     --------------
   Total liabilities...................................           2,533            133,675
                                                           ------------     --------------
NET ASSETS.............................................    $467,193,849     $1,613,751,925
                                                           ============     ==============

NET ASSETS:
Accumulation unit values...............................    $467,179,337     $1,607,867,200
Contracts in payout (annuitization) period.............              --          5,824,709
Retained by AXA Equitable in Separate Account A........          14,512             60,016
                                                           ------------     --------------
TOTAL NET ASSETS.......................................    $467,193,849     $1,613,751,925
                                                           ============     ==============

Investments in shares of the Portfolios, at cost.......    $310,876,477     $1,724,929,761
The Portfolios shares held
   Class A.............................................              --         87,166,793
   Class B.............................................      31,961,344         33,254,430

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA MODERATE                                 AXA/AB DYNAMIC
                                                           GROWTH    AXA MODERATE-PLUS AXA SMARTBETA    MODERATE
                                                         STRATEGY*      ALLOCATION*       EQUITY*       GROWTH*
                                                        ------------ ----------------- ------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $37,075,331   $1,044,178,213      $73,958     $14,424,481
Receivable for shares of the Portfolios sold...........          --               --           --              --
Receivable for policy-related transactions.............      39,994           93,929            7           5,931
                                                        -----------   --------------      -------     -----------
   Total assets........................................  37,115,325    1,044,272,142       73,965      14,430,412
                                                        -----------   --------------      -------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      39,994           93,929            5           5,872
Payable for policy-related transactions................          --               --           --              --
                                                        -----------   --------------      -------     -----------
   Total liabilities...................................      39,994           93,929            5           5,872
                                                        -----------   --------------      -------     -----------
NET ASSETS............................................. $37,075,331   $1,044,178,213      $73,960     $14,424,540
                                                        ===========   ==============      =======     ===========

NET ASSETS:
Accumulation unit values............................... $37,072,680   $1,044,144,957      $73,960     $14,424,540
Contracts in payout (annuitization) period.............          --               --           --              --
Retained by AXA Equitable in Separate Account A........       2,651           33,256           --              --
                                                        -----------   --------------      -------     -----------
TOTAL NET ASSETS....................................... $37,075,331   $1,044,178,213      $73,960     $14,424,540
                                                        ===========   ==============      =======     ===========

Investments in shares of the Portfolios, at cost....... $38,013,643   $1,074,452,300      $75,973     $14,644,148
The Portfolios shares held
   Class A.............................................          --               --           --              --
   Class B.............................................   2,490,760      100,564,085        6,931       1,239,719

                                                                         AXA/DOUBLELINE
                                                        AXA/AB SMALL CAP  OPPORTUNISTIC
                                                            GROWTH*      CORE PLUS BOND*
                                                        ---------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $333,718,204      $678,013
Receivable for shares of the Portfolios sold...........         23,968            --
Receivable for policy-related transactions.............             --         1,024
                                                          ------------      --------
   Total assets........................................    333,742,172       679,037
                                                          ------------      --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --         1,012
Payable for policy-related transactions................         23,968            --
                                                          ------------      --------
   Total liabilities...................................         23,968         1,012
                                                          ------------      --------
NET ASSETS.............................................   $333,718,204      $678,025
                                                          ============      ========

NET ASSETS:
Accumulation unit values...............................   $331,559,324      $678,025
Contracts in payout (annuitization) period.............      2,148,554            --
Retained by AXA Equitable in Separate Account A........         10,326            --
                                                          ------------      --------
TOTAL NET ASSETS.......................................   $333,718,204      $678,025
                                                          ============      ========

Investments in shares of the Portfolios, at cost.......   $338,682,780      $697,094
The Portfolios shares held
   Class A.............................................     16,165,178            --
   Class B.............................................      3,433,356        70,558

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         AXA/FRANKLIN     AXA/FRANKLIN
                                                          AXA/FRANKLIN     SMALL CAP       TEMPLETON
                                                        BALANCED MANAGED VALUE MANAGED ALLOCATION MANAGED   AXA/HORIZON
                                                          VOLATILITY*     VOLATILITY*     VOLATILITY*     SMALL CAP VALUE*
                                                        ---------------- ------------- ------------------ ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $87,442,450     $16,277,062     $69,225,031         $76,359
Receivable for shares of the Portfolios sold...........            --              --          14,749              --
Receivable for policy-related transactions.............         2,651           3,479              --              54
                                                          -----------     -----------     -----------         -------
   Total assets........................................    87,445,101      16,280,541      69,239,780          76,413
                                                          -----------     -----------     -----------         -------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         2,651           3,479              --              53
Payable for policy-related transactions................            --              --          14,749              --
                                                          -----------     -----------     -----------         -------
   Total liabilities...................................         2,651           3,479          14,749              53
                                                          -----------     -----------     -----------         -------
NET ASSETS.............................................   $87,442,450     $16,277,062     $69,225,031         $76,360
                                                          ===========     ===========     ===========         =======

NET ASSETS:
Accumulation unit values...............................   $87,421,836     $16,276,263     $69,206,090         $76,360
Retained by AXA Equitable in Separate Account A........        20,614             799          18,941              --
                                                          -----------     -----------     -----------         -------
TOTAL NET ASSETS.......................................   $87,442,450     $16,277,062     $69,225,031         $76,360
                                                          ===========     ===========     ===========         =======

Investments in shares of the Portfolios, at cost.......   $85,916,684     $14,558,379     $63,689,152         $83,063
The Portfolios shares held
   Class B.............................................     8,921,539       1,168,749       6,995,069           8,932

                                                                           AXA/MUTUAL
                                                          AXA/LOOMIS    LARGE CAP EQUITY
                                                        SAYLES GROWTH* MANAGED VOLATILITY*
                                                        -------------- -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $45,981,856       $25,867,071
Receivable for shares of the Portfolios sold...........        2,866             4,203
Receivable for policy-related transactions.............           --                --
                                                         -----------       -----------
   Total assets........................................   45,984,722        25,871,274
                                                         -----------       -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --                --
Payable for policy-related transactions................        2,866             4,203
                                                         -----------       -----------
   Total liabilities...................................        2,866             4,203
                                                         -----------       -----------
NET ASSETS.............................................  $45,981,856       $25,867,071
                                                         ===========       ===========

NET ASSETS:
Accumulation unit values...............................  $45,978,547       $25,858,718
Retained by AXA Equitable in Separate Account A........        3,309             8,353
                                                         -----------       -----------
TOTAL NET ASSETS.......................................  $45,981,856       $25,867,071
                                                         ===========       ===========

Investments in shares of the Portfolios, at cost.......  $47,784,472       $20,378,831
The Portfolios shares held
   Class B.............................................    7,322,384         2,082,343

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         AXA/TEMPLETON
                                                          AXA/PACIFIC    GLOBAL EQUITY   CHARTER/SM    CHARTER/SM   CHARTER/SM
                                                        GLOBAL SMALL CAP    MANAGED    /INTERNATIONAL /MULTI-SECTOR   /REAL
                                                             VALUE*       VOLATILITY*    MODERATE*        BOND*      ASSETS*
                                                        ---------------- ------------- -------------- ------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $121,096      $44,180,968     $23,012     $ 92,099,429   $12,648
Receivable for shares of the Portfolios sold...........           --               --          --            5,834        --
Receivable for policy-related transactions.............           49            9,745          --               --        17
                                                            --------      -----------     -------     ------------   -------
   Total assets........................................      121,145       44,190,713      23,012       92,105,263    12,665
                                                            --------      -----------     -------     ------------   -------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           47            9,745          --               --        17
Payable for policy-related transactions................           --               --          --            5,834        --
                                                            --------      -----------     -------     ------------   -------
   Total liabilities...................................           47            9,745          --            5,834        17
                                                            --------      -----------     -------     ------------   -------
NET ASSETS.............................................     $121,098      $44,180,968     $23,012     $ 92,099,429   $12,648
                                                            ========      ===========     =======     ============   =======

NET ASSETS:
Accumulation unit values...............................     $121,098      $44,161,755     $23,012     $ 91,653,484   $12,648
Contracts in payout (annuitization) period.............           --               --          --          318,712        --
Retained by AXA Equitable in Separate Account A........           --           19,213          --          127,233        --
                                                            --------      -----------     -------     ------------   -------
TOTAL NET ASSETS.......................................     $121,098      $44,180,968     $23,012     $ 92,099,429   $12,648
                                                            ========      ===========     =======     ============   =======

Investments in shares of the Portfolios, at cost.......     $138,010      $39,660,454     $23,984     $103,854,765   $13,152
The Portfolios shares held
   Class A.............................................           --               --          --       17,499,193        --
   Class B.............................................       16,913        3,950,565       2,599        7,035,691     1,539

                                                        CHARTER/SM
                                                        /SMALL CAP
                                                         GROWTH*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $40,574,884
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............       4,596
                                                        -----------
   Total assets........................................  40,579,480
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       4,596
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................       4,596
                                                        -----------
NET ASSETS............................................. $40,574,884
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $40,398,193
Contracts in payout (annuitization) period.............          --
Retained by AXA Equitable in Separate Account A........     176,691
                                                        -----------
TOTAL NET ASSETS....................................... $40,574,884
                                                        ===========

Investments in shares of the Portfolios, at cost....... $37,338,453
The Portfolios shares held
   Class A.............................................          --
   Class B.............................................   3,630,026

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         CHARTER/SM  EQ/BLACKROCK    EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                                         /SMALL CAP  BASIC VALUE  ADVISORS EQUITY   SOCIALLY     GUARDIAN
                                                           VALUE*      EQUITY*        INCOME*     RESPONSIBLE*  RESEARCH*
                                                        ------------ ------------ --------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $101,915,691 $648,719,037  $102,243,891   $43,216,640  $193,621,226
Receivable for shares of the Portfolios sold...........           --           --            --            --       134,774
Receivable for policy-related transactions.............       13,917       98,691        92,009        25,658            --
                                                        ------------ ------------  ------------   -----------  ------------
   Total assets........................................  101,929,608  648,817,728   102,335,900    43,242,298   193,756,000
                                                        ------------ ------------  ------------   -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       13,917       98,691        92,009        25,658            --
Payable for policy-related transactions................           --           --            --            --       134,774
                                                        ------------ ------------  ------------   -----------  ------------
   Total liabilities...................................       13,917       98,691        92,009        25,658       134,774
                                                        ------------ ------------  ------------   -----------  ------------
NET ASSETS............................................. $101,915,691 $648,719,037  $102,243,891   $43,216,640  $193,621,226
                                                        ============ ============  ============   ===========  ============

NET ASSETS:
Accumulation unit values............................... $101,764,686 $648,716,209  $102,238,939   $43,199,450  $193,582,979
Contracts in payout (annuitization) period.............           --           --            --            --            --
Retained by AXA Equitable in Separate Account A........      151,005        2,828         4,952        17,190        38,247
                                                        ------------ ------------  ------------   -----------  ------------
TOTAL NET ASSETS....................................... $101,915,691 $648,719,037  $102,243,891   $43,216,640  $193,621,226
                                                        ============ ============  ============   ===========  ============

Investments in shares of the Portfolios, at cost....... $ 88,104,037 $542,282,619  $111,122,166   $37,684,124  $123,140,188
The Portfolios shares held
   Class A.............................................           --           --            --            --            --
   Class B.............................................    7,699,149   32,512,481    17,593,226     3,950,115     9,177,786

                                                          EQ/COMMON
                                                            STOCK
                                                           INDEX*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $2,179,672,331
Receivable for shares of the Portfolios sold...........             --
Receivable for policy-related transactions.............         37,568
                                                        --------------
   Total assets........................................  2,179,709,899
                                                        --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         43,961
Payable for policy-related transactions................             --
                                                        --------------
   Total liabilities...................................         43,961
                                                        --------------
NET ASSETS............................................. $2,179,665,938
                                                        ==============

NET ASSETS:
Accumulation unit values............................... $2,166,756,381
Contracts in payout (annuitization) period.............     12,807,988
Retained by AXA Equitable in Separate Account A........        101,569
                                                        --------------
TOTAL NET ASSETS....................................... $2,179,665,938
                                                        ==============

Investments in shares of the Portfolios, at cost....... $1,559,766,669
The Portfolios shares held
   Class A.............................................     79,209,466
   Class B.............................................      5,054,506

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                          EQ/CORE    EQ/EMERGING                   EQ/GAMCO      EQ/GAMCO
                                                           BOND        MARKETS    EQ/EQUITY 500   MERGERS AND  SMALL COMPANY
                                                          INDEX*     EQUITY PLUS*    INDEX*      ACQUISITIONS*    VALUE*
                                                        ------------ ------------ -------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $110,941,196  $3,973,731  $1,173,146,319  $18,287,941  $692,319,810
Receivable for shares of the Portfolios sold...........      233,365          --          68,561       68,675            --
Receivable for policy-related transactions.............           --      43,465              --           --       201,524
                                                        ------------  ----------  --------------  -----------  ------------
   Total assets........................................  111,174,561   4,017,196   1,173,214,880   18,356,616   692,521,334
                                                        ------------  ----------  --------------  -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --      43,465              --           --       201,524
Payable for policy-related transactions................      233,365          --          68,561       68,675            --
                                                        ------------  ----------  --------------  -----------  ------------
   Total liabilities...................................      233,365      43,465          68,561       68,675       201,524
                                                        ------------  ----------  --------------  -----------  ------------
NET ASSETS............................................. $110,941,196  $3,973,731  $1,173,146,319  $18,287,941  $692,319,810
                                                        ============  ==========  ==============  ===========  ============

NET ASSETS:
Accumulation unit values............................... $110,934,182  $3,973,727  $1,169,123,792  $18,277,330  $692,281,259
Contracts in payout (annuitization) period.............           --          --       3,816,320           --            --
Retained by AXA Equitable in Separate Account A........        7,014           4         206,207       10,611        38,551
                                                        ------------  ----------  --------------  -----------  ------------
TOTAL NET ASSETS....................................... $110,941,196  $3,973,731  $1,173,146,319  $18,287,941  $692,319,810
                                                        ============  ==========  ==============  ===========  ============

Investments in shares of the Portfolios, at cost....... $112,729,646  $4,854,393  $  925,680,552  $18,682,805  $675,828,226
The Portfolios shares held
   Class A.............................................           --          --      26,902,586           --            --
   Class B.............................................   11,225,878     540,077       7,150,160    1,452,701    14,031,279

                                                         EQ/GLOBAL
                                                           BOND
                                                           PLUS*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $59,634,025
Receivable for shares of the Portfolios sold...........      34,518
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  59,668,543
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................      34,518
                                                        -----------
   Total liabilities...................................      34,518
                                                        -----------
NET ASSETS............................................. $59,634,025
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $59,622,385
Contracts in payout (annuitization) period.............          --
Retained by AXA Equitable in Separate Account A........      11,640
                                                        -----------
TOTAL NET ASSETS....................................... $59,634,025
                                                        ===========

Investments in shares of the Portfolios, at cost....... $65,255,209
The Portfolios shares held
   Class A.............................................          --
   Class B.............................................   6,749,720

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         EQ/HIGH   EQ/INTERMEDIATE                                EQ/JPMORGAN
                                                          YIELD      GOVERNMENT    EQ/INTERNATIONAL  EQ/INVESCO      VALUE
                                                          BOND*         BOND*       EQUITY INDEX*    COMSTOCK*   OPPORTUNITIES*
                                                        ---------- --------------- ---------------- ------------ --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $5,403,523   $60,771,026     $362,666,704   $109,974,344  $69,695,470
Receivable for shares of the Portfolios sold...........         --        27,728           34,486         22,523           --
Receivable for policy-related transactions.............      2,227            --               --             --       16,658
                                                        ----------   -----------     ------------   ------------  -----------
   Total assets........................................  5,405,750    60,798,754      362,701,190    109,996,867   69,712,128
                                                        ----------   -----------     ------------   ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      2,227            --               --             --       16,658
Payable for policy-related transactions................         --        27,665           34,486         22,523           --
                                                        ----------   -----------     ------------   ------------  -----------
   Total liabilities...................................      2,227        27,665           34,486         22,523       16,658
                                                        ----------   -----------     ------------   ------------  -----------
NET ASSETS............................................. $5,403,523   $60,771,089     $362,666,704   $109,974,344  $69,695,470
                                                        ==========   ===========     ============   ============  ===========

NET ASSETS:
Accumulation unit values............................... $5,403,493   $60,419,009     $361,290,936   $109,962,954  $69,658,974
Contracts in payout (annuitization) period.............         --       316,160        1,301,401             --           --
Retained by AXA Equitable in Separate Account A........         30        35,920           74,367         11,390       36,496
                                                        ----------   -----------     ------------   ------------  -----------
TOTAL NET ASSETS....................................... $5,403,523   $60,771,089     $362,666,704   $109,974,344  $69,695,470
                                                        ==========   ===========     ============   ============  ===========

Investments in shares of the Portfolios, at cost....... $6,049,531   $60,104,372     $401,911,853   $106,992,018  $58,234,405
The Portfolios shares held
   Class A.............................................         --     4,562,843       38,880,611             --           --
   Class B.............................................    601,378     1,358,107        4,279,340      7,968,657    4,512,766

                                                        EQ/LARGE CAP
                                                           GROWTH
                                                           INDEX*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $198,425,936
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............      124,194
                                                        ------------
   Total assets........................................  198,550,130
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      124,194
Payable for policy-related transactions................           --
                                                        ------------
   Total liabilities...................................      124,194
                                                        ------------
NET ASSETS............................................. $198,425,936
                                                        ============

NET ASSETS:
Accumulation unit values............................... $198,419,101
Contracts in payout (annuitization) period.............           --
Retained by AXA Equitable in Separate Account A........        6,835
                                                        ------------
TOTAL NET ASSETS....................................... $198,425,936
                                                        ============

Investments in shares of the Portfolios, at cost....... $189,413,586
The Portfolios shares held
   Class A.............................................           --
   Class B.............................................   17,256,360

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         EQ/LARGE      EQ/MFS                                 EQ/MORGAN
                                                         CAP VALUE  INTERNATIONAL  EQ/MID CAP   EQ/MONEY   STANLEY MID CAP
                                                          INDEX*       GROWTH*       INDEX*     MARKET*        GROWTH*
                                                        ----------- ------------- ------------ ----------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $63,568,655 $ 97,854,767  $453,039,595 $72,549,080  $269,875,460
Receivable for shares of the Portfolios sold...........          --       61,282            --          --            --
Receivable for policy-related transactions.............       1,990           --        67,991     370,568        64,488
                                                        ----------- ------------  ------------ -----------  ------------
   Total assets........................................  63,570,645   97,916,049   453,107,586  72,919,648   269,939,948
                                                        ----------- ------------  ------------ -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       1,990           --        67,991     370,570        64,488
Payable for policy-related transactions................          --       61,282            --          --            --
                                                        ----------- ------------  ------------ -----------  ------------
   Total liabilities...................................       1,990       61,282        67,991     370,570        64,488
                                                        ----------- ------------  ------------ -----------  ------------
NET ASSETS............................................. $63,568,655 $ 97,854,767  $453,039,595 $72,549,078  $269,875,460
                                                        =========== ============  ============ ===========  ============

NET ASSETS:
Accumulation unit values............................... $63,564,771 $ 97,843,162  $453,030,711 $71,780,752  $269,874,985
Contracts in payout (annuitization) period.............          --           --            --     336,833            --
Retained by AXA Equitable in Separate Account A........       3,884       11,605         8,884     431,493           475
                                                        ----------- ------------  ------------ -----------  ------------
TOTAL NET ASSETS....................................... $63,568,655 $ 97,854,767  $453,039,595 $72,549,078  $269,875,460
                                                        =========== ============  ============ ===========  ============

Investments in shares of the Portfolios, at cost....... $59,452,522 $101,180,564  $337,390,196 $72,558,711  $291,084,936
The Portfolios shares held
   Class A.............................................          --           --            --  44,503,977            --
   Class B.............................................   8,213,076   14,979,615    35,422,516  28,023,148    16,618,461

                                                        EQ/OPPENHEIMER
                                                           GLOBAL*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $121,247,181
Receivable for shares of the Portfolios sold...........            --
Receivable for policy-related transactions.............        53,914
                                                         ------------
   Total assets........................................   121,301,095
                                                         ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        53,914
Payable for policy-related transactions................            --
                                                         ------------
   Total liabilities...................................        53,914
                                                         ------------
NET ASSETS.............................................  $121,247,181
                                                         ============

NET ASSETS:
Accumulation unit values...............................  $121,242,579
Contracts in payout (annuitization) period.............            --
Retained by AXA Equitable in Separate Account A........         4,602
                                                         ------------
TOTAL NET ASSETS.......................................  $121,247,181
                                                         ============

Investments in shares of the Portfolios, at cost.......  $109,313,977
The Portfolios shares held
   Class A.............................................            --
   Class B.............................................     8,236,250

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         EQ/PIMCO    EQ/PIMCO                 EQ/SMALL    EQ/T. ROWE    EQ/UBS
                                                        GLOBAL REAL ULTRA SHORT EQ/QUALITY    COMPANY    PRICE GROWTH  GROWTH &
                                                          RETURN*      BOND*    BOND PLUS*     INDEX*       STOCK*     INCOME*
                                                        ----------- ----------- ----------- ------------ ------------ -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $17,167,702 $89,088,892 $91,784,345 $235,677,865 $409,323,163 $34,305,756
Receivable for shares of the Portfolios sold...........          --          --          --           --           --      45,273
Receivable for policy-related transactions.............       5,476      36,823      21,710       15,185      280,762          --
                                                        ----------- ----------- ----------- ------------ ------------ -----------
   Total assets........................................  17,173,178  89,125,715  91,806,055  235,693,050  409,603,925  34,351,029
                                                        ----------- ----------- ----------- ------------ ------------ -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       5,476      36,823      21,710       15,185      280,762          --
Payable for policy-related transactions................          --          --          --           --           --      45,273
                                                        ----------- ----------- ----------- ------------ ------------ -----------
   Total liabilities...................................       5,476      36,823      21,710       15,185      280,762      45,273
                                                        ----------- ----------- ----------- ------------ ------------ -----------
NET ASSETS............................................. $17,167,702 $89,088,892 $91,784,345 $235,677,865 $409,323,163 $34,305,756
                                                        =========== =========== =========== ============ ============ ===========

NET ASSETS:
Accumulation unit values............................... $17,167,665 $89,080,185 $91,123,154 $235,560,067 $409,318,513 $34,303,625
Contracts in payout (annuitization) period.............          --          --     541,601           --           --          --
Retained by AXA Equitable in Separate Account A........          37       8,707     119,590      117,798        4,650       2,131
                                                        ----------- ----------- ----------- ------------ ------------ -----------
TOTAL NET ASSETS....................................... $17,167,702 $89,088,892 $91,784,345 $235,677,865 $409,323,163 $34,305,756
                                                        =========== =========== =========== ============ ============ ===========

Investments in shares of the Portfolios, at cost....... $18,007,907 $90,540,826 $97,475,187 $248,915,159 $315,627,943 $36,957,197
The Portfolios shares held
   Class A.............................................          --      10,733   8,253,764           --           --          --
   Class B.............................................   1,853,968   9,089,856   2,598,565   23,308,487   10,724,339   4,106,777

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        EQ/WELLS FARGO FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                            OMEGA       CONTRAFUND(R)   EQUITY-INCOME      MID CAP
                                                           GROWTH*        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                        -------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $177,342,681   $311,229,563     $7,682,971      $29,387,656
Receivable for shares of the Portfolios sold...........       201,876             --             --               --
Receivable for policy-related transactions.............            --        121,943          7,424           26,099
                                                         ------------   ------------     ----------      -----------
   Total assets........................................   177,544,557    311,351,506      7,690,395       29,413,755
                                                         ------------   ------------     ----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --        121,943          7,424           26,099
Payable for policy-related transactions................       201,876             --             --               --
                                                         ------------   ------------     ----------      -----------
   Total liabilities...................................       201,876        121,943          7,424           26,099
                                                         ------------   ------------     ----------      -----------
NET ASSETS.............................................  $177,342,681   $311,229,563     $7,682,971      $29,387,656
                                                         ============   ============     ==========      ===========

NET ASSETS:
Accumulation unit values...............................  $177,302,477   $311,215,197     $7,680,712      $29,387,132
Retained by AXA Equitable in Separate Account A........        40,204         14,366          2,259              524
                                                         ------------   ------------     ----------      -----------
TOTAL NET ASSETS.......................................  $177,342,681   $311,229,563     $7,682,971      $29,387,656
                                                         ============   ============     ==========      ===========

Investments in shares of the Portfolios, at cost.......  $198,957,907   $295,418,883     $8,592,952      $31,450,266
The Portfolios shares held
   Class B.............................................    17,008,285             --             --               --
   Series II...........................................            --             --             --               --
   Service Class 2.....................................            --      9,357,473        383,382          923,269
   Service Shares......................................            --             --             --               --

                                                                      INVESCO V.I.
                                                        GOLDMAN SACHS DIVERSIFIED
                                                         VIT MID CAP    DIVIDEND
                                                         VALUE FUND       FUND
                                                        ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $43,663,799  $12,045,816
Receivable for shares of the Portfolios sold...........           --           --
Receivable for policy-related transactions.............       25,118       11,377
                                                         -----------  -----------
   Total assets........................................   43,688,917   12,057,193
                                                         -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       25,118       11,377
Payable for policy-related transactions................           --           --
                                                         -----------  -----------
   Total liabilities...................................       25,118       11,377
                                                         -----------  -----------
NET ASSETS.............................................  $43,663,799  $12,045,816
                                                         ===========  ===========

NET ASSETS:
Accumulation unit values...............................  $43,663,471  $12,045,656
Retained by AXA Equitable in Separate Account A........          328          160
                                                         -----------  -----------
TOTAL NET ASSETS.......................................  $43,663,799  $12,045,816
                                                         ===========  ===========

Investments in shares of the Portfolios, at cost.......  $53,708,053  $11,649,954
The Portfolios shares held
   Class B.............................................           --           --
   Series II...........................................           --      520,113
   Service Class 2.....................................           --           --
   Service Shares......................................    3,009,221           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                                        GLOBAL REAL      HIGH     INTERNATIONAL MID CAP CORE  SMALL CAP
                                                        ESTATE FUND   YIELD FUND   GROWTH FUND  EQUITY FUND  EQUITY FUND
                                                        ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $71,366,028  $28,354,604   $53,287,409  $14,796,134  $ 8,734,918
Receivable for shares of the Portfolios sold...........       9,237           --        40,979           --           --
Receivable for policy-related transactions.............          --        3,018            --        5,540        1,546
                                                        -----------  -----------   -----------  -----------  -----------
   Total assets........................................  71,375,265   28,357,622    53,328,388   14,801,674    8,736,464
                                                        -----------  -----------   -----------  -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --        3,018            --        5,540        1,546
Payable for policy-related transactions................       9,237           --        40,979           --           --
                                                        -----------  -----------   -----------  -----------  -----------
   Total liabilities...................................       9,237        3,018        40,979        5,540        1,546
                                                        -----------  -----------   -----------  -----------  -----------
NET ASSETS............................................. $71,366,028  $28,354,604   $53,287,409  $14,796,134  $ 8,734,918
                                                        ===========  ===========   ===========  ===========  ===========

NET ASSETS:
Accumulation unit values............................... $71,363,590  $28,354,549   $53,287,167  $14,794,412  $ 8,732,203
Retained by AXA Equitable in Separate Account A........       2,438           55           242        1,722        2,715
                                                        -----------  -----------   -----------  -----------  -----------
TOTAL NET ASSETS....................................... $71,366,028  $28,354,604   $53,287,409  $14,796,134  $ 8,734,918
                                                        ===========  ===========   ===========  ===========  ===========

Investments in shares of the Portfolios, at cost....... $72,814,952  $31,622,582   $54,244,876  $16,871,526  $10,704,620
The Portfolios shares held
   Common Shares.......................................          --           --            --           --           --
   Series II...........................................   4,485,608    5,637,098     1,612,815    1,242,329      515,031

                                                         IVY FUNDS
                                                            VIP
                                                          ENERGY
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $39,274,707
Receivable for shares of the Portfolios sold...........      27,093
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  39,301,800
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................      26,936
                                                        -----------
   Total liabilities...................................      26,936
                                                        -----------
NET ASSETS............................................. $39,274,864
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $39,274,864
Retained by AXA Equitable in Separate Account A........          --
                                                        -----------
TOTAL NET ASSETS....................................... $39,274,864
                                                        ===========

Investments in shares of the Portfolios, at cost....... $53,698,947
The Portfolios shares held
   Common Shares.......................................   7,792,137
   Series II...........................................          --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                                    LAZARD
                                                         IVY FUNDS    IVY FUNDS    IVY FUNDS      RETIREMENT        MFS(R)
                                                         VIP HIGH    VIP MID CAP VIP SMALL CAP EMERGING MARKETS  INTERNATIONAL
                                                          INCOME       GROWTH       GROWTH     EQUITY PORTFOLIO VALUE PORTFOLIO
                                                        ------------ ----------- ------------- ---------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $162,879,239 $88,710,649  $19,871,368    $126,884,845    $230,013,509
Receivable for shares of the Portfolios sold...........       70,245      13,962           --              --              --
Receivable for policy-related transactions.............           --          --       30,353          86,997          88,105
                                                        ------------ -----------  -----------    ------------    ------------
   Total assets........................................  162,949,484  88,724,611   19,901,721     126,971,842     230,101,614
                                                        ------------ -----------  -----------    ------------    ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --          --       30,353          86,997          88,105
Payable for policy-related transactions................       68,632      13,962           --              --              --
                                                        ------------ -----------  -----------    ------------    ------------
   Total liabilities...................................       68,632      13,962       30,353          86,997          88,105
                                                        ------------ -----------  -----------    ------------    ------------
NET ASSETS............................................. $162,880,852 $88,710,649  $19,871,368    $126,884,845    $230,013,509
                                                        ============ ===========  ===========    ============    ============

NET ASSETS:
Accumulation unit values............................... $162,880,852 $88,706,631  $19,868,758    $126,865,483    $230,009,252
Retained by AXA Equitable in Separate Account A........           --       4,018        2,610          19,362           4,257
                                                        ------------ -----------  -----------    ------------    ------------
TOTAL NET ASSETS....................................... $162,880,852 $88,710,649  $19,871,368    $126,884,845    $230,013,509
                                                        ============ ===========  ===========    ============    ============

Investments in shares of the Portfolios, at cost....... $188,012,809 $95,480,331  $21,899,673    $166,478,655    $220,538,215
The Portfolios shares held
   Common Shares.......................................   48,601,808   9,415,367    1,873,809              --              --
   Service Class.......................................           --          --           --              --      10,393,742
   Service Shares......................................           --          --           --       8,081,837              --

                                                           MFS(R)
                                                         INVESTORS
                                                        TRUST SERIES
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $12,058,482
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............       5,236
                                                        -----------
   Total assets........................................  12,063,718
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       5,236
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................       5,236
                                                        -----------
NET ASSETS............................................. $12,058,482
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $12,058,292
Retained by AXA Equitable in Separate Account A........         190
                                                        -----------
TOTAL NET ASSETS....................................... $12,058,482
                                                        ===========

Investments in shares of the Portfolios, at cost....... $12,423,303
The Portfolios shares held
   Common Shares.......................................          --
   Service Class.......................................     458,497
   Service Shares......................................          --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                           MFS(R)
                                                        MASSACHUSETTS
                                                          INVESTORS     MFS(R)      MFS(R)     MULTIMANAGER
                                                        GROWTH STOCK  TECHNOLOGY   UTILITIES    AGGRESSIVE  MULTIMANAGER
                                                          PORTFOLIO   PORTFOLIO     SERIES       EQUITY*     CORE BOND*
                                                        ------------- ----------- ------------ ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $10,567,794  $57,344,737 $ 86,414,399 $598,603,097 $120,439,862
Receivable for shares of the Portfolios sold...........           --           --           --           --           --
Receivable for policy-related transactions.............        8,608      118,840       12,000      311,769      576,521
                                                         -----------  ----------- ------------ ------------ ------------
   Total assets........................................   10,576,402   57,463,577   86,426,399  598,914,866  121,016,383
                                                         -----------  ----------- ------------ ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        8,608      118,840       12,000      237,789      576,521
Payable for policy-related transactions................           --           --           --           --           --
                                                         -----------  ----------- ------------ ------------ ------------
   Total liabilities...................................        8,608      118,840       12,000      237,789      576,521
                                                         -----------  ----------- ------------ ------------ ------------
NET ASSETS.............................................  $10,567,794  $57,344,737 $ 86,414,399 $598,677,077 $120,439,862
                                                         ===========  =========== ============ ============ ============

NET ASSETS:
Accumulation unit values...............................  $10,567,651  $57,341,078 $ 86,413,907 $597,677,716 $120,425,197
Contracts in payout (annuitization) period.............           --           --           --      999,361           --
Retained by AXA Equitable in Separate Account A........          143        3,659          492           --       14,665
                                                         -----------  ----------- ------------ ------------ ------------
TOTAL NET ASSETS.......................................  $10,567,794  $57,344,737 $ 86,414,399 $598,677,077 $120,439,862
                                                         ===========  =========== ============ ============ ============

Investments in shares of the Portfolios, at cost.......  $11,328,068  $52,370,113 $109,224,491 $400,060,447 $125,864,230
The Portfolios shares held
   Class A.............................................           --           --           --   12,515,936           --
   Class B.............................................           --           --           --      538,871   12,341,825
   Service Class.......................................      651,529    4,798,723    3,435,960           --           --


                                                        MULTIMANAGER
                                                          MID CAP
                                                          GROWTH*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $72,946,724
Receivable for shares of the Portfolios sold...........       2,213
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  72,948,937
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................       2,213
                                                        -----------
   Total liabilities...................................       2,213
                                                        -----------
NET ASSETS............................................. $72,946,724
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $72,927,707
Contracts in payout (annuitization) period.............          --
Retained by AXA Equitable in Separate Account A........      19,017
                                                        -----------
TOTAL NET ASSETS....................................... $72,946,724
                                                        ===========

Investments in shares of the Portfolios, at cost....... $83,994,839
The Portfolios shares held
   Class A.............................................          --
   Class B.............................................   9,031,092
   Service Class.......................................          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                    OPPENHEIMER         PIMCO
                                                         MULTIMANAGER  MULTIMANAGER MAIN STREET COMMODITYREALRETURN(R)
                                                        MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA    STRATEGY PORTFOLIO
                                                        -------------- ------------ ----------- ----------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $53,687,366   $148,779,243 $2,773,168        $5,192,221
Receivable for shares of the Portfolios sold...........           20             --         --                --
Receivable for policy-related transactions.............           --        314,033        728             4,143
                                                         -----------   ------------ ----------        ----------
   Total assets........................................   53,687,386    149,093,276  2,773,896         5,196,364
                                                         -----------   ------------ ----------        ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --        314,033        728             4,143
Payable for policy-related transactions................           20             --         --                --
                                                         -----------   ------------ ----------        ----------
   Total liabilities...................................           20        314,033        728             4,143
                                                         -----------   ------------ ----------        ----------
NET ASSETS.............................................  $53,687,366   $148,779,243 $2,773,168        $5,192,221
                                                         ===========   ============ ==========        ==========

NET ASSETS:
Accumulation unit values...............................  $53,666,231   $148,717,222 $2,772,821        $5,188,130
Retained by AXA Equitable in Separate Account A........       21,135         62,021        347             4,091
                                                         -----------   ------------ ----------        ----------
TOTAL NET ASSETS.......................................  $53,687,366   $148,779,243 $2,773,168        $5,192,221
                                                         ===========   ============ ==========        ==========

Investments in shares of the Portfolios, at cost.......  $43,628,812   $132,887,019 $2,871,329        $8,155,084
The Portfolios shares held
   Advisor Class.......................................           --             --         --           742,807
   Class B.............................................    4,130,884      7,625,445         --                --
   Service Class.......................................           --             --     95,693                --

                                                        TARGET 2015 TARGET 2025
                                                        ALLOCATION* ALLOCATION*
                                                        ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $22,956,812 $53,746,972
Receivable for shares of the Portfolios sold...........      16,991       8,449
Receivable for policy-related transactions.............          --          --
                                                        ----------- -----------
   Total assets........................................  22,973,803  53,755,421
                                                        ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --          --
Payable for policy-related transactions................      16,991       8,449
                                                        ----------- -----------
   Total liabilities...................................      16,991       8,449
                                                        ----------- -----------
NET ASSETS............................................. $22,956,812 $53,746,972
                                                        =========== ===========

NET ASSETS:
Accumulation unit values............................... $22,954,472 $53,744,712
Retained by AXA Equitable in Separate Account A........       2,340       2,260
                                                        ----------- -----------
TOTAL NET ASSETS....................................... $22,956,812 $53,746,972
                                                        =========== ===========

Investments in shares of the Portfolios, at cost....... $25,441,435 $55,767,914
The Portfolios shares held
   Advisor Class.......................................          --          --
   Class B.............................................   2,710,176   5,707,511
   Service Class.......................................          --          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                               TEMPLETON    VAN ECK VIP
                                                        TARGET 2035 TARGET 2045 TARGET 2055 GLOBAL BOND VIP GLOBAL HARD
                                                        ALLOCATION* ALLOCATION* ALLOCATION*      FUND       ASSETS FUND
                                                        ----------- ----------- ----------- --------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $51,706,880 $43,122,855  $538,114     $47,350,857   $15,257,397
Receivable for policy-related transactions.............      13,011      11,544     2,482          40,278        40,186
                                                        ----------- -----------  --------     -----------   -----------
   Total assets........................................  51,719,891  43,134,399   540,596      47,391,135    15,297,583
                                                        ----------- -----------  --------     -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      13,011      11,544     2,475          40,278        40,186
                                                        ----------- -----------  --------     -----------   -----------
   Total liabilities...................................      13,011      11,544     2,475          40,278        40,186
                                                        ----------- -----------  --------     -----------   -----------
NET ASSETS............................................. $51,706,880 $43,122,855  $538,121     $47,350,857   $15,257,397
                                                        =========== ===========  ========     ===========   ===========

NET ASSETS:
Accumulation unit values............................... $51,693,298 $43,122,183  $538,121     $47,350,844   $15,252,780
Retained by AXA Equitable in Separate Account A........      13,582         672        --              13         4,617
                                                        ----------- -----------  --------     -----------   -----------
TOTAL NET ASSETS....................................... $51,706,880 $43,122,855  $538,121     $47,350,857   $15,257,397
                                                        =========== ===========  ========     ===========   ===========

Investments in shares of the Portfolios, at cost....... $52,848,924 $44,069,670  $557,476     $53,688,275   $24,664,723
The Portfolios shares held
   Class B.............................................   5,410,637   4,579,538    58,249              --            --
   Class 2.............................................          --          --        --       2,996,890            --
   Class S Shares......................................          --          --        --              --       933,174

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
ALL ASSET AGGRESSIVE-ALT 25.......................  0.50%         B          $104.72         2
ALL ASSET AGGRESSIVE-ALT 25.......................  0.70%         B          $104.17        --
ALL ASSET AGGRESSIVE-ALT 25.......................  0.90%         B          $103.61         4
ALL ASSET AGGRESSIVE-ALT 25.......................  0.95%         B          $103.48        --
ALL ASSET AGGRESSIVE-ALT 25.......................  1.00%         B          $103.34        --
ALL ASSET AGGRESSIVE-ALT 25.......................  1.10%         B          $103.06         1
ALL ASSET AGGRESSIVE-ALT 25.......................  1.20%         B          $102.79        43
ALL ASSET AGGRESSIVE-ALT 25.......................  1.25%         B          $102.65         1
ALL ASSET AGGRESSIVE-ALT 25.......................  1.34%         B          $102.40        27

ALL ASSET GROWTH-ALT 20...........................  0.50%         B          $141.73        --
ALL ASSET GROWTH-ALT 20...........................  0.70%         B          $139.95        --
ALL ASSET GROWTH-ALT 20...........................  0.90%         B          $138.18        12
ALL ASSET GROWTH-ALT 20...........................  0.95%         B          $137.74         7
ALL ASSET GROWTH-ALT 20...........................  1.00%         B          $137.30         3
ALL ASSET GROWTH-ALT 20...........................  1.10%         B          $136.43         8
ALL ASSET GROWTH-ALT 20...........................  1.20%         B          $135.56       190
ALL ASSET GROWTH-ALT 20...........................  1.25%         B          $135.13        15
ALL ASSET GROWTH-ALT 20...........................  1.34%         B          $134.36       156
ALL ASSET GROWTH-ALT 20...........................  1.45%         B          $133.41        --

ALL ASSET MODERATE GROWTH-ALT 15..................  0.50%         B          $102.12        --
ALL ASSET MODERATE GROWTH-ALT 15..................  0.90%         B          $101.03         1
ALL ASSET MODERATE GROWTH-ALT 15..................  0.95%         B          $100.90         1
ALL ASSET MODERATE GROWTH-ALT 15..................  1.00%         B          $100.76        --
ALL ASSET MODERATE GROWTH-ALT 15..................  1.10%         B          $100.49        --
ALL ASSET MODERATE GROWTH-ALT 15..................  1.20%         B          $100.23        27
ALL ASSET MODERATE GROWTH-ALT 15..................  1.25%         B          $100.09         6
ALL ASSET MODERATE GROWTH-ALT 15..................  1.34%         B          $ 99.85        19

AMERICAN CENTURY VP MID CAP VALUE FUND............  0.50%      CLASS II      $177.64         5
AMERICAN CENTURY VP MID CAP VALUE FUND............  0.70%      CLASS II      $175.62        --
AMERICAN CENTURY VP MID CAP VALUE FUND............  0.80%      CLASS II      $174.61        --
AMERICAN CENTURY VP MID CAP VALUE FUND............  0.90%      CLASS II      $173.61         1
AMERICAN CENTURY VP MID CAP VALUE FUND............  1.00%      CLASS II      $172.62        --
AMERICAN CENTURY VP MID CAP VALUE FUND............  1.10%      CLASS II      $171.63         2
AMERICAN CENTURY VP MID CAP VALUE FUND............  1.20%      CLASS II      $170.64       137

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.50%      CLASS 4       $100.64        10
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.70%      CLASS 4       $100.10         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.80%      CLASS 4       $ 99.83        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.90%      CLASS 4       $ 99.57        11
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.95%      CLASS 4       $ 99.44        14
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.00%      CLASS 4       $ 99.30        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.10%      CLASS 4       $ 99.04        11
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.20%      CLASS 4       $ 98.77        98
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.25%      CLASS 4       $ 98.64        45
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.34%      CLASS 4       $ 98.40        57
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.45%      CLASS 4       $ 98.11        --

AXA 400 MANAGED VOLATILITY........................  0.40%         B          $143.95         2
AXA 400 MANAGED VOLATILITY........................  0.50%         B          $154.19        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA 400 MANAGED VOLATILITY........................  0.70%          B         $171.87         --
AXA 400 MANAGED VOLATILITY........................  0.90%          B         $150.69         --
AXA 400 MANAGED VOLATILITY........................  0.90%          B         $170.04          1
AXA 400 MANAGED VOLATILITY........................  0.95%          B         $169.58         --
AXA 400 MANAGED VOLATILITY........................  1.10%          B         $148.97          1
AXA 400 MANAGED VOLATILITY........................  1.20%          B         $148.11         20
AXA 400 MANAGED VOLATILITY........................  1.20%          B         $167.31         --
AXA 400 MANAGED VOLATILITY........................  1.25%          B         $166.86          2
AXA 400 MANAGED VOLATILITY........................  1.34%          B         $166.05         19

AXA 500 MANAGED VOLATILITY........................  0.50%          B         $165.27         --
AXA 500 MANAGED VOLATILITY........................  0.70%          B         $163.38         --
AXA 500 MANAGED VOLATILITY........................  0.70%          B         $182.46         --
AXA 500 MANAGED VOLATILITY........................  0.80%          B         $162.45         --
AXA 500 MANAGED VOLATILITY........................  0.90%          B         $161.52          2
AXA 500 MANAGED VOLATILITY........................  0.90%          B         $180.51          2
AXA 500 MANAGED VOLATILITY........................  0.95%          B         $180.03          1
AXA 500 MANAGED VOLATILITY........................  1.10%          B         $159.67          2
AXA 500 MANAGED VOLATILITY........................  1.20%          B         $158.75         41
AXA 500 MANAGED VOLATILITY........................  1.20%          B         $177.62          2
AXA 500 MANAGED VOLATILITY........................  1.25%          B         $177.14          6
AXA 500 MANAGED VOLATILITY........................  1.34%          B         $176.28         31

AXA 2000 MANAGED VOLATILITY.......................  0.50%          B         $144.00          1
AXA 2000 MANAGED VOLATILITY.......................  0.70%          B         $142.35         --
AXA 2000 MANAGED VOLATILITY.......................  0.70%          B         $167.77         --
AXA 2000 MANAGED VOLATILITY.......................  0.90%          B         $140.73         --
AXA 2000 MANAGED VOLATILITY.......................  0.90%          B         $165.98          1
AXA 2000 MANAGED VOLATILITY.......................  0.95%          B         $165.53         --
AXA 2000 MANAGED VOLATILITY.......................  1.10%          B         $139.12          1
AXA 2000 MANAGED VOLATILITY.......................  1.20%          B         $138.32         12
AXA 2000 MANAGED VOLATILITY.......................  1.20%          B         $163.31         --
AXA 2000 MANAGED VOLATILITY.......................  1.25%          B         $162.88          1
AXA 2000 MANAGED VOLATILITY.......................  1.34%          B         $162.09         10

AXA AGGRESSIVE ALLOCATION.........................  0.50%          B         $187.23          6
AXA AGGRESSIVE ALLOCATION.........................  0.70%          B         $182.67          9
AXA AGGRESSIVE ALLOCATION.........................  0.80%          B         $220.82         --
AXA AGGRESSIVE ALLOCATION.........................  0.90%          B         $178.21        301
AXA AGGRESSIVE ALLOCATION.........................  0.95%          B         $177.12         86
AXA AGGRESSIVE ALLOCATION.........................  1.00%          B         $176.03          3
AXA AGGRESSIVE ALLOCATION.........................  1.10%          B         $173.86        108
AXA AGGRESSIVE ALLOCATION.........................  1.20%          B         $171.71        879
AXA AGGRESSIVE ALLOCATION.........................  1.25%          B         $105.57         53
AXA AGGRESSIVE ALLOCATION.........................  1.30%          B         $118.74         16
AXA AGGRESSIVE ALLOCATION.........................  1.34%          B         $168.76      1,884
AXA AGGRESSIVE ALLOCATION.........................  1.35%          B         $168.55          1
AXA AGGRESSIVE ALLOCATION.........................  1.45%          B         $166.47          1

AXA BALANCED STRATEGY.............................  1.25%          A         $131.44          1
AXA BALANCED STRATEGY.............................  0.50%          B         $120.58          5
AXA BALANCED STRATEGY.............................  0.70%          B         $119.69         --
AXA BALANCED STRATEGY.............................  0.90%          B         $118.82          6
AXA BALANCED STRATEGY.............................  0.95%          B         $118.60          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA BALANCED STRATEGY.............................  1.00%          B         $118.38        --
AXA BALANCED STRATEGY.............................  1.10%          B         $117.95         2
AXA BALANCED STRATEGY.............................  1.20%          B         $117.51        45
AXA BALANCED STRATEGY.............................  1.25%          B         $117.30        35
AXA BALANCED STRATEGY.............................  1.25%          B         $140.77       103
AXA BALANCED STRATEGY.............................  1.30%          B         $140.31       530
AXA BALANCED STRATEGY.............................  1.34%          B         $116.91        73
AXA BALANCED STRATEGY.............................  1.45%          B         $116.43         1

AXA CONSERVATIVE ALLOCATION.......................  0.50%          B         $140.60         5
AXA CONSERVATIVE ALLOCATION.......................  0.70%          B         $137.17         2
AXA CONSERVATIVE ALLOCATION.......................  0.90%          B         $133.82        58
AXA CONSERVATIVE ALLOCATION.......................  0.95%          B         $133.00        49
AXA CONSERVATIVE ALLOCATION.......................  1.00%          B         $132.18        --
AXA CONSERVATIVE ALLOCATION.......................  1.10%          B         $130.56        40
AXA CONSERVATIVE ALLOCATION.......................  1.20%          B         $128.94       223
AXA CONSERVATIVE ALLOCATION.......................  1.25%          B         $110.94       195
AXA CONSERVATIVE ALLOCATION.......................  1.30%          B         $114.03        16
AXA CONSERVATIVE ALLOCATION.......................  1.34%          B         $126.73       324
AXA CONSERVATIVE ALLOCATION.......................  1.35%          B         $126.57        --
AXA CONSERVATIVE ALLOCATION.......................  1.45%          B         $125.00        --

AXA CONSERVATIVE GROWTH STRATEGY..................  0.50%          B         $116.09         1
AXA CONSERVATIVE GROWTH STRATEGY..................  0.70%          B         $115.24        --
AXA CONSERVATIVE GROWTH STRATEGY..................  0.90%          B         $114.40         2
AXA CONSERVATIVE GROWTH STRATEGY..................  0.95%          B         $114.19         2
AXA CONSERVATIVE GROWTH STRATEGY..................  1.00%          B         $113.98        --
AXA CONSERVATIVE GROWTH STRATEGY..................  1.10%          B         $113.56         3
AXA CONSERVATIVE GROWTH STRATEGY..................  1.20%          B         $113.14        29
AXA CONSERVATIVE GROWTH STRATEGY..................  1.25%          B         $112.93        42
AXA CONSERVATIVE GROWTH STRATEGY..................  1.25%          B         $133.50        24
AXA CONSERVATIVE GROWTH STRATEGY..................  1.30%          B         $133.06        52
AXA CONSERVATIVE GROWTH STRATEGY..................  1.34%          B         $112.56        26

AXA CONSERVATIVE STRATEGY.........................  0.50%          B         $107.30         2
AXA CONSERVATIVE STRATEGY.........................  0.70%          B         $106.51        --
AXA CONSERVATIVE STRATEGY.........................  0.90%          B         $105.73         1
AXA CONSERVATIVE STRATEGY.........................  0.95%          B         $105.54         3
AXA CONSERVATIVE STRATEGY.........................  1.10%          B         $104.96         1
AXA CONSERVATIVE STRATEGY.........................  1.20%          B         $104.57        12
AXA CONSERVATIVE STRATEGY.........................  1.25%          B         $104.38         8
AXA CONSERVATIVE STRATEGY.........................  1.25%          B         $118.04         7
AXA CONSERVATIVE STRATEGY.........................  1.30%          B         $117.66        24
AXA CONSERVATIVE STRATEGY.........................  1.34%          B         $104.03        16

AXA CONSERVATIVE-PLUS ALLOCATION..................  0.50%          B         $151.92        20
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.70%          B         $148.22         4
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.80%          B         $154.35        --
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.90%          B         $144.61       113
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.95%          B         $143.72        36
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.00%          B         $142.83        --
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.10%          B         $141.07        47
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.20%          B         $139.33       492
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.25%          B         $110.49       140

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.30%          B         $116.31         17
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.34%          B         $136.94        619
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.35%          B         $136.76          1
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.45%          B         $135.07         --

AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.50%          B         $290.21          1
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.70%          B         $215.78         --
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.70%          B         $352.65          6
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.80%          B         $217.44         --
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.90%          B         $340.45         35
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.90%          B         $403.82          6
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.95%          B         $297.56         40
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.00%          B         $334.51         --
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.10%          B         $328.65         11
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.20%          B         $304.90        152
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.20%          B         $322.87         42
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.25%          B         $ 92.03         81
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.30%          B         $125.82          4
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.34%          B         $208.84      1,226
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.34%          B         $337.77         21
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.35%          B         $314.42          3
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.45%          B         $291.72          1

AXA GROWTH STRATEGY...............................  1.10%          A         $145.70          6
AXA GROWTH STRATEGY...............................  1.25%          A         $144.31          3

AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.40%          B         $ 87.37          1
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.50%          B         $116.27          1
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.70%          B         $127.01          5
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.80%          B         $172.41         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.90%          B         $122.89         49
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.95%          B         $149.73         43
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.00%          B         $120.88         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.10%          B         $118.89         16
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.20%          B         $116.93        308
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.25%          B         $ 76.57         35
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.30%          B         $ 88.62          4
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.34%          B         $114.26        918
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.45%          B         $139.43         --

AXA INTERNATIONAL MANAGED VOLATILITY..............  0.50%          B         $110.49         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.70%          B         $116.76         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.90%          B         $107.98         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.90%          B         $115.51          3
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.95%          B         $115.20          1
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.10%          B         $106.75          1
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.20%          B         $106.13         37
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.20%          B         $113.66         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.25%          B         $113.36          4
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.34%          B         $112.81         31

AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.40%          B         $115.99         39
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.50%          B         $116.48          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.70%          B         $140.10          5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.80%          B         $174.87         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.90%          B         $135.56         50
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.95%          B         $134.44         54
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.00%          B         $133.34         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.10%          B         $131.15         10
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.20%          B         $128.99        108
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.25%          B         $ 74.04         25
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.30%          B         $ 85.40          4
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.34%          B         $126.04      1,134
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.35%          B         $125.82          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.45%          B         $135.50          1

AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.50%          B         $150.54          1
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.70%          B         $154.78         --
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.90%          B         $149.76          6
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.95%          B         $148.53         10
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.00%          B         $147.31         --
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.10%          B         $144.89          2
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.20%          B         $142.50         34
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.25%          B         $127.28          4
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.30%          B         $138.97          1
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.34%          B         $139.24        152
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.45%          B         $136.72         --

AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.50%          B         $109.05          6
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.70%          B         $189.35         12
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.80%          B         $280.22         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.90%          B         $163.67         24
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.90%          B         $182.80         74
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.95%          B         $153.89        138
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.00%          B         $179.61          1
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.10%          B         $176.46         20
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.20%          B         $166.48        282
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.20%          B         $173.36         39
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.25%          B         $152.36         20
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.30%          B         $175.08          7
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.34%          B         $252.79      2,165
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.35%          B         $168.82          6
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.45%          B         $159.28          5

AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.70%          A         $163.67         13
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.90%          A         $158.36         53
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.20%          A         $150.69         42
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.34%          A         $147.24      4,721
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.35%          A         $147.00         14
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.45%          A         $154.65          5
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.40%          B         $145.41         25
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.50%          B         $179.95          4
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.80%          B         $256.11         --
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.90%          B         $156.31         29
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.95%          B         $164.42        155
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.00%          B         $155.78         --
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.10%          B         $151.23          9
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.10%          B         $153.22         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.20%          B         $148.74        357
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.20%          B         $150.69          1
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.25%          B         $ 96.97         29
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.30%          B         $106.74         10

AXA MID CAP VALUE MANAGED VOLATILITY..............  0.50%          B         $265.50          2
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.70%          B         $208.89          6
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.80%          B         $301.88         --
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.90%          B         $201.66         33
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.90%          B         $249.56         11
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.95%          B         $252.68         64
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.00%          B         $198.14         --
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.10%          B         $194.67         10
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.20%          B         $190.66        191
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.20%          B         $191.25         22
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.25%          B         $121.94         23
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.30%          B         $139.56          6
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.34%          B         $235.40      1,667
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.35%          B         $186.24          6
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.45%          B         $182.41          1

AXA MODERATE ALLOCATION...........................  0.70%          A         $201.82         16
AXA MODERATE ALLOCATION+..........................  0.70%          A         $201.97          1
AXA MODERATE ALLOCATION...........................  0.90%          A         $238.35        245
AXA MODERATE ALLOCATION+..........................  0.90%          A         $239.50         28
AXA MODERATE ALLOCATION...........................  1.20%          A         $207.66         51
AXA MODERATE ALLOCATION+..........................  1.34%          A         $ 75.39     11,567
AXA MODERATE ALLOCATION...........................  1.35%          A         $242.16        863
AXA MODERATE ALLOCATION...........................  1.35%          A         $243.70         17
AXA MODERATE ALLOCATION...........................  1.45%          A         $154.60          3
AXA MODERATE ALLOCATION...........................  0.40%          B         $116.89         30
AXA MODERATE ALLOCATION...........................  0.50%          B         $145.87         93
AXA MODERATE ALLOCATION...........................  0.80%          B         $164.62         --
AXA MODERATE ALLOCATION+..........................  0.90%          B         $150.73         12
AXA MODERATE ALLOCATION...........................  0.90%          B         $166.95         77
AXA MODERATE ALLOCATION...........................  0.95%          B         $148.79        161
AXA MODERATE ALLOCATION...........................  1.00%          B         $163.92          4
AXA MODERATE ALLOCATION...........................  1.10%          B         $145.15        216
AXA MODERATE ALLOCATION...........................  1.20%          B         $156.23      1,949
AXA MODERATE ALLOCATION...........................  1.25%          B         $107.08        371
AXA MODERATE ALLOCATION...........................  1.30%          B         $115.98         98

AXA MODERATE GROWTH STRATEGY......................  0.50%          B         $125.27          5
AXA MODERATE GROWTH STRATEGY......................  0.70%          B         $124.35          1
AXA MODERATE GROWTH STRATEGY......................  0.90%          B         $123.45         11
AXA MODERATE GROWTH STRATEGY......................  0.95%          B         $123.22          1
AXA MODERATE GROWTH STRATEGY......................  1.00%          B         $122.99         --
AXA MODERATE GROWTH STRATEGY......................  1.10%          B         $122.54          7
AXA MODERATE GROWTH STRATEGY......................  1.20%          B         $122.09        148
AXA MODERATE GROWTH STRATEGY......................  1.25%          B         $121.87         56
AXA MODERATE GROWTH STRATEGY......................  1.34%          B         $121.46         75
AXA MODERATE GROWTH STRATEGY......................  1.45%          B         $120.97         --

AXA MODERATE-PLUS ALLOCATION......................  0.50%          B         $178.48          8
AXA MODERATE-PLUS ALLOCATION......................  0.70%          B         $174.12         15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA MODERATE-PLUS ALLOCATION......................  0.80%          B         $191.10         --
AXA MODERATE-PLUS ALLOCATION......................  0.90%          B         $169.88        425
AXA MODERATE-PLUS ALLOCATION......................  0.95%          B         $168.83        220
AXA MODERATE-PLUS ALLOCATION......................  1.00%          B         $167.80          2
AXA MODERATE-PLUS ALLOCATION......................  1.10%          B         $165.73        210
AXA MODERATE-PLUS ALLOCATION......................  1.20%          B         $163.68      1,602
AXA MODERATE-PLUS ALLOCATION......................  1.25%          B         $107.93        178
AXA MODERATE-PLUS ALLOCATION......................  1.30%          B         $118.49         95
AXA MODERATE-PLUS ALLOCATION......................  1.34%          B         $160.87      3,745
AXA MODERATE-PLUS ALLOCATION......................  1.35%          B         $160.67          3
AXA MODERATE-PLUS ALLOCATION......................  1.45%          B         $158.68          1

AXA SMARTBETA EQUITY..............................  0.50%          B         $ 96.00         --
AXA SMARTBETA EQUITY..............................  0.90%          B         $ 95.76         --
AXA SMARTBETA EQUITY..............................  1.20%          B         $ 95.57         --
AXA SMARTBETA EQUITY..............................  1.25%          B         $ 95.54         --

AXA/AB DYNAMIC MODERATE GROWTH....................  0.50%          B         $123.65         --
AXA/AB DYNAMIC MODERATE GROWTH....................  0.70%          B         $122.75         --
AXA/AB DYNAMIC MODERATE GROWTH....................  0.90%          B         $121.85          3
AXA/AB DYNAMIC MODERATE GROWTH....................  0.95%          B         $121.63          3
AXA/AB DYNAMIC MODERATE GROWTH....................  1.10%          B         $120.96          4
AXA/AB DYNAMIC MODERATE GROWTH....................  1.20%          B         $120.51         67
AXA/AB DYNAMIC MODERATE GROWTH....................  1.25%          B         $120.29         16
AXA/AB DYNAMIC MODERATE GROWTH....................  1.34%          B         $119.89         27

AXA/AB SMALL CAP GROWTH...........................  0.70%          A         $272.48          3
AXA/AB SMALL CAP GROWTH...........................  0.90%          A         $337.88         16
AXA/AB SMALL CAP GROWTH...........................  1.20%          A         $319.27         11
AXA/AB SMALL CAP GROWTH...........................  1.34%          A         $310.94        852
AXA/AB SMALL CAP GROWTH...........................  1.35%          A         $310.35          4
AXA/AB SMALL CAP GROWTH...........................  1.45%          A         $223.69          1
AXA/AB SMALL CAP GROWTH...........................  0.50%          B         $179.11         12
AXA/AB SMALL CAP GROWTH...........................  0.70%          B         $292.71         --
AXA/AB SMALL CAP GROWTH...........................  0.80%          B         $321.51         --
AXA/AB SMALL CAP GROWTH...........................  0.90%          B         $238.96          4
AXA/AB SMALL CAP GROWTH...........................  0.95%          B         $280.89         41
AXA/AB SMALL CAP GROWTH...........................  1.00%          B         $303.99         --
AXA/AB SMALL CAP GROWTH...........................  1.10%          B         $274.02          6
AXA/AB SMALL CAP GROWTH...........................  1.20%          B         $226.10        146
AXA/AB SMALL CAP GROWTH...........................  1.25%          B         $143.33         37
AXA/AB SMALL CAP GROWTH...........................  1.30%          B         $171.87          4

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  0.50%          B         $ 97.98          1
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  0.90%          B         $ 97.73         --
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  1.10%          B         $ 97.60          1
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  1.20%          B         $ 97.54          4
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  1.25%          B         $ 97.51          1

AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.40%          B         $119.06          1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.50%          B         $132.74          9
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.70%          B         $130.27          1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.90%          B         $127.85         20
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.95%          B         $127.25         36
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.00%          B         $126.66          1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.10%          B         $125.47         13
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.20%          B         $124.29        103
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.25%          B         $113.90         48

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.30%          B         $121.35         7
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.34%          B         $122.66       471
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.45%          B         $121.39        --

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.50%          B         $138.59         5
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.70%          B         $136.01        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.90%          B         $133.49         3
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.95%          B         $132.86         4
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.10%          B         $131.00         3
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.20%          B         $129.77        17
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.25%          B         $108.13         5
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.30%          B         $122.77        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.34%          B         $128.07        90
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.45%          B         $126.74        --

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.50%          B         $113.98         8
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.70%          B         $112.01        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.90%          B         $110.08        15
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.95%          B         $109.61        25
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.00%          B         $211.12        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.10%          B         $121.63        14
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.20%          B         $107.24       134
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.25%          B         $105.83        30
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.30%          B         $106.55        12
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.34%          B         $105.94       408

AXA/HORIZON SMALL CAP VALUE.......................  0.50%          B         $ 87.72         1
AXA/HORIZON SMALL CAP VALUE.......................  1.10%          B         $ 87.38        --
AXA/HORIZON SMALL CAP VALUE.......................  1.20%          B         $ 87.33        --

AXA/LOOMIS SAYLES GROWTH..........................  0.40%          B         $151.19        --
AXA/LOOMIS SAYLES GROWTH..........................  0.50%          B         $227.81        --
AXA/LOOMIS SAYLES GROWTH..........................  0.70%          B         $222.71         1
AXA/LOOMIS SAYLES GROWTH..........................  0.80%          B         $261.73        --
AXA/LOOMIS SAYLES GROWTH..........................  0.90%          B         $217.73         8
AXA/LOOMIS SAYLES GROWTH..........................  0.95%          B         $216.51         8
AXA/LOOMIS SAYLES GROWTH..........................  1.00%          B         $215.29        --
AXA/LOOMIS SAYLES GROWTH..........................  1.10%          B         $212.86         6
AXA/LOOMIS SAYLES GROWTH..........................  1.20%          B         $210.45        24
AXA/LOOMIS SAYLES GROWTH..........................  1.25%          B         $166.01        20
AXA/LOOMIS SAYLES GROWTH..........................  1.30%          B         $182.81         2
AXA/LOOMIS SAYLES GROWTH..........................  1.34%          B         $207.13       153
AXA/LOOMIS SAYLES GROWTH..........................  1.35%          B         $206.89         1
AXA/LOOMIS SAYLES GROWTH..........................  1.45%          B         $204.55        --

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.50%          B         $136.64        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.70%          B         $134.10        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.90%          B         $131.61         8
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.95%          B         $130.99         7
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.00%          B         $130.38        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.10%          B         $129.15         2
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.20%          B         $127.94        23
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.25%          B         $109.28         3
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.30%          B         $122.80         7
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.34%          B         $126.26       153

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.45%          B         $124.96        --

AXA/PACIFIC GLOBAL SMALL CAP VALUE................  0.50%          B         $ 80.96         1
AXA/PACIFIC GLOBAL SMALL CAP VALUE................  1.10%          B         $ 80.65        --
AXA/PACIFIC GLOBAL SMALL CAP VALUE................  1.20%          B         $ 80.60        --
AXA/PACIFIC GLOBAL SMALL CAP VALUE................  1.25%          B         $ 80.57        --

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.50%          B         $119.61         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.70%          B         $117.38         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.80%          B         $215.67        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.90%          B         $115.20        14
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.95%          B         $114.66        10
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.00%          B         $114.13        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.10%          B         $113.06         6
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.20%          B         $111.99       119
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.25%          B         $ 96.18        18
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.30%          B         $107.57         7
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.34%          B         $110.52       223
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.45%          B         $109.38        --

CHARTER/SM/ INTERNATIONAL MODERATE................  0.50%          B         $ 91.98        --
CHARTER/SM/ INTERNATIONAL MODERATE................  1.20%          B         $ 91.57        --

CHARTER/SM/ MULTI-SECTOR BOND.....................  0.70%          A         $117.49         2
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.90%          A         $151.59        20
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.20%          A         $125.14         4
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.34%          A         $164.52       371
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.35%          A         $175.27         3
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.45%          A         $ 95.73         1
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.50%          B         $132.49         4
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.70%          B         $122.88        --
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.80%          B         $126.23        --
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.90%          B         $102.51         4
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.95%          B         $117.92        60
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.00%          B         $137.54        --
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.10%          B         $115.04        16
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.20%          B         $ 96.87       140
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.25%          B         $ 90.18        28
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.30%          B         $ 93.86         4

CHARTER/SM/ REAL ASSETS...........................  1.20%          B         $ 86.47        --
CHARTER/SM/ REAL ASSETS...........................  1.25%          B         $ 86.44        --

CHARTER/SM/ SMALL CAP GROWTH......................  0.50%          B         $168.45        --
CHARTER/SM/ SMALL CAP GROWTH......................  0.70%          B         $164.68         1
CHARTER/SM/ SMALL CAP GROWTH......................  0.90%          B         $161.00         5
CHARTER/SM/ SMALL CAP GROWTH......................  0.95%          B         $160.09        11
CHARTER/SM/ SMALL CAP GROWTH......................  1.00%          B         $159.19        --
CHARTER/SM/ SMALL CAP GROWTH......................  1.10%          B         $157.39         3
CHARTER/SM/ SMALL CAP GROWTH......................  1.20%          B         $155.61        19
CHARTER/SM/ SMALL CAP GROWTH......................  1.25%          B         $105.40         7
CHARTER/SM/ SMALL CAP GROWTH......................  1.30%          B         $120.53         1
CHARTER/SM/ SMALL CAP GROWTH+.....................  1.34%          B         $152.21        12
CHARTER/SM/ SMALL CAP GROWTH......................  1.34%          B         $153.16       206
CHARTER/SM/ SMALL CAP GROWTH......................  1.35%          B         $152.98        --
CHARTER/SM/ SMALL CAP GROWTH......................  1.45%          B         $151.25        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
CHARTER/SM/ SMALL CAP VALUE.......................  0.50%          B         $219.62          1
CHARTER/SM/ SMALL CAP VALUE.......................  0.70%          B         $225.90          1
CHARTER/SM/ SMALL CAP VALUE.......................  0.90%          B         $218.57         11
CHARTER/SM/ SMALL CAP VALUE.......................  0.95%          B         $171.06         22
CHARTER/SM/ SMALL CAP VALUE.......................  1.00%          B         $215.00         --
CHARTER/SM/ SMALL CAP VALUE.......................  1.10%          B         $211.47          2
CHARTER/SM/ SMALL CAP VALUE.......................  1.20%          B         $207.98         31
CHARTER/SM/ SMALL CAP VALUE.......................  1.25%          B         $ 93.71          4
CHARTER/SM/ SMALL CAP VALUE.......................  1.30%          B         $102.19         --
CHARTER/SM/ SMALL CAP VALUE+......................  1.34%          B         $201.50         15
CHARTER/SM/ SMALL CAP VALUE.......................  1.34%          B         $203.22        417
CHARTER/SM/ SMALL CAP VALUE.......................  1.35%          B         $202.88         --
CHARTER/SM/ SMALL CAP VALUE.......................  1.45%          B         $156.45         --

EQ/BLACKROCK BASIC VALUE EQUITY...................  0.50%          B         $220.27          9
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.70%          B         $271.73          9
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.80%          B         $253.64         --
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.90%          B         $256.30         14
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.90%          B         $262.33         82
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.95%          B         $217.25         69
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.00%          B         $257.76          1
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.10%          B         $253.24         31
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.20%          B         $246.91        602
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.20%          B         $248.79         79
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.25%          B         $120.15        220
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.30%          B         $136.00          7
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.34%          B         $314.30      1,269
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.35%          B         $242.27          5
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.45%          B         $236.23          1

EQ/BOSTON ADVISORS EQUITY INCOME..................  0.50%          B         $186.71         16
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.70%          B         $182.54          1
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.80%          B         $264.32         --
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.90%          B         $178.46         23
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.95%          B         $177.45         19
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.00%          B         $176.45         --
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.10%          B         $174.46          8
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.20%          B         $172.48        130
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.25%          B         $123.45         28
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.30%          B         $139.08          5
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.34%          B         $169.77        374
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.35%          B         $169.57         --
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.45%          B         $167.65         --

EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.00%          B         $162.21         --
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.40%          B         $153.66          4
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.50%          B         $132.02          1
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.70%          B         $144.57          2
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.90%          B         $139.88          8
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.95%          B         $177.87          4
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.00%          B         $137.59         --
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.10%          B         $135.32          3
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.20%          B         $133.09         65
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.25%          B         $133.05          8
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.30%          B         $146.31          1
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.34%          B         $130.04        233
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.45%          B         $165.49         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/CAPITAL GUARDIAN RESEARCH......................  0.70%          B         $219.27          2
EQ/CAPITAL GUARDIAN RESEARCH......................  0.90%          B         $212.16         14
EQ/CAPITAL GUARDIAN RESEARCH......................  0.95%          B         $210.41         34
EQ/CAPITAL GUARDIAN RESEARCH......................  1.10%          B         $205.26          2
EQ/CAPITAL GUARDIAN RESEARCH......................  1.20%          B         $201.88        139
EQ/CAPITAL GUARDIAN RESEARCH......................  1.25%          B         $141.37        127
EQ/CAPITAL GUARDIAN RESEARCH......................  1.30%          B         $154.09          1
EQ/CAPITAL GUARDIAN RESEARCH......................  1.34%          B         $197.26        690
EQ/CAPITAL GUARDIAN RESEARCH......................  1.35%          B         $196.93          1
EQ/CAPITAL GUARDIAN RESEARCH......................  1.45%          B         $193.68          1

EQ/COMMON STOCK INDEX.............................  0.70%          A         $225.87         23
EQ/COMMON STOCK INDEX+............................  0.74%          A         $729.78         42
EQ/COMMON STOCK INDEX+............................  0.74%          A         $790.51         16
EQ/COMMON STOCK INDEX.............................  0.90%          A         $315.63         43
EQ/COMMON STOCK INDEX.............................  1.20%          A         $254.85         24
EQ/COMMON STOCK INDEX.............................  1.35%          A         $388.12        901
EQ/COMMON STOCK INDEX.............................  1.35%          A         $405.53         14
EQ/COMMON STOCK INDEX+............................  1.40%          A         $509.85      3,160
EQ/COMMON STOCK INDEX.............................  1.45%          A         $155.18         14
EQ/COMMON STOCK INDEX.............................  0.40%          B         $149.47         11
EQ/COMMON STOCK INDEX.............................  0.50%          B         $145.49          1
EQ/COMMON STOCK INDEX.............................  0.70%          B         $148.85         --
EQ/COMMON STOCK INDEX.............................  0.80%          B         $289.08         --
EQ/COMMON STOCK INDEX.............................  0.90%          B         $150.85         13
EQ/COMMON STOCK INDEX.............................  0.90%          B         $168.82         45
EQ/COMMON STOCK INDEX.............................  0.95%          B         $142.85        150
EQ/COMMON STOCK INDEX.............................  1.00%          B         $245.21         --
EQ/COMMON STOCK INDEX.............................  1.10%          B         $139.35         14
EQ/COMMON STOCK INDEX.............................  1.20%          B         $156.84        494
EQ/COMMON STOCK INDEX.............................  1.25%          B         $123.84        129
EQ/COMMON STOCK INDEX.............................  1.30%          B         $137.96         13

EQ/CORE BOND INDEX................................  0.40%          B         $101.08          9
EQ/CORE BOND INDEX................................  0.50%          B         $129.27          5
EQ/CORE BOND INDEX................................  0.70%          B         $125.66          3
EQ/CORE BOND INDEX................................  0.90%          B         $122.14         35
EQ/CORE BOND INDEX................................  0.95%          B         $121.28         80
EQ/CORE BOND INDEX................................  1.00%          B         $120.43         --
EQ/CORE BOND INDEX................................  1.10%          B         $118.72         17
EQ/CORE BOND INDEX................................  1.20%          B         $117.04        187
EQ/CORE BOND INDEX................................  1.25%          B         $100.01         51
EQ/CORE BOND INDEX................................  1.30%          B         $ 99.97          4
EQ/CORE BOND INDEX................................  1.34%          B         $114.73        572
EQ/CORE BOND INDEX................................  1.35%          B         $114.57         --
EQ/CORE BOND INDEX................................  1.45%          B         $112.94         --

EQ/EMERGING MARKETS EQUITY PLUS...................  0.50%          B         $ 74.51         --
EQ/EMERGING MARKETS EQUITY PLUS...................  0.70%          B         $ 74.11         --
EQ/EMERGING MARKETS EQUITY PLUS...................  0.90%          B         $ 73.72          1
EQ/EMERGING MARKETS EQUITY PLUS...................  0.95%          B         $ 73.62         --
EQ/EMERGING MARKETS EQUITY PLUS...................  1.00%          B         $ 73.52         --
EQ/EMERGING MARKETS EQUITY PLUS...................  1.10%          B         $ 73.33          1
EQ/EMERGING MARKETS EQUITY PLUS...................  1.20%          B         $ 73.13         21
EQ/EMERGING MARKETS EQUITY PLUS...................  1.25%          B         $ 73.03          3
EQ/EMERGING MARKETS EQUITY PLUS...................  1.34%          B         $ 72.86         28

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/EQUITY 500 INDEX...............................  0.70%          A         $250.07         18
EQ/EQUITY 500 INDEX...............................  0.90%          A         $349.87         74
EQ/EQUITY 500 INDEX...............................  1.20%          A         $283.09         54
EQ/EQUITY 500 INDEX...............................  1.34%          A         $461.99      1,890
EQ/EQUITY 500 INDEX...............................  1.35%          A         $460.97          8
EQ/EQUITY 500 INDEX...............................  1.45%          A         $173.28          6
EQ/EQUITY 500 INDEX...............................  0.40%          B         $149.79         45
EQ/EQUITY 500 INDEX...............................  0.50%          B         $163.85          7
EQ/EQUITY 500 INDEX...............................  0.70%          B         $163.98         --
EQ/EQUITY 500 INDEX...............................  0.80%          B         $285.34         --
EQ/EQUITY 500 INDEX...............................  0.90%          B         $187.73         36
EQ/EQUITY 500 INDEX...............................  0.95%          B         $157.37        105
EQ/EQUITY 500 INDEX...............................  1.00%          B         $237.79          1
EQ/EQUITY 500 INDEX...............................  1.10%          B         $153.52         44
EQ/EQUITY 500 INDEX...............................  1.20%          B         $175.11        987
EQ/EQUITY 500 INDEX...............................  1.25%          B         $135.82        244
EQ/EQUITY 500 INDEX...............................  1.30%          B         $152.10          9

EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.50%          B         $158.62         --
EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.70%          B         $155.25         --
EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.90%          B         $151.95          7
EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.95%          B         $151.14         11
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.10%          B         $148.71          4
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.20%          B         $147.11          8
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.25%          B         $117.63         12
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.30%          B         $128.06          1
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.34%          B         $144.84          1
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.34%          B         $144.91         83
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.45%          B         $143.19         --

EQ/GAMCO SMALL COMPANY VALUE......................  0.40%          B         $144.27          4
EQ/GAMCO SMALL COMPANY VALUE......................  0.50%          B         $291.02          5
EQ/GAMCO SMALL COMPANY VALUE......................  0.70%          B         $284.51          8
EQ/GAMCO SMALL COMPANY VALUE......................  0.80%          B         $332.18         --
EQ/GAMCO SMALL COMPANY VALUE......................  0.90%          B         $278.15        114
EQ/GAMCO SMALL COMPANY VALUE......................  0.95%          B         $276.59         48
EQ/GAMCO SMALL COMPANY VALUE......................  1.00%          B         $275.03          4
EQ/GAMCO SMALL COMPANY VALUE......................  1.10%          B         $271.92         37
EQ/GAMCO SMALL COMPANY VALUE......................  1.20%          B         $268.85        744
EQ/GAMCO SMALL COMPANY VALUE......................  1.25%          B         $171.00        202
EQ/GAMCO SMALL COMPANY VALUE......................  1.30%          B         $202.11         10
EQ/GAMCO SMALL COMPANY VALUE......................  1.34%          B         $264.61      1,490
EQ/GAMCO SMALL COMPANY VALUE......................  1.35%          B         $264.30          2
EQ/GAMCO SMALL COMPANY VALUE......................  1.45%          B         $261.31          1

EQ/GLOBAL BOND PLUS...............................  0.50%          B         $124.21          3
EQ/GLOBAL BOND PLUS...............................  0.70%          B         $121.67          2
EQ/GLOBAL BOND PLUS...............................  0.80%          B         $112.57         --
EQ/GLOBAL BOND PLUS...............................  0.90%          B         $119.19         25
EQ/GLOBAL BOND PLUS...............................  0.95%          B         $118.58         41
EQ/GLOBAL BOND PLUS...............................  1.00%          B         $117.97         --
EQ/GLOBAL BOND PLUS...............................  1.10%          B         $116.75         28
EQ/GLOBAL BOND PLUS...............................  1.20%          B         $115.55         87

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/GLOBAL BOND PLUS...............................  1.25%          B         $115.64         47
EQ/GLOBAL BOND PLUS...............................  1.30%          B         $117.07          2
EQ/GLOBAL BOND PLUS...............................  1.34%          B         $113.88        281
EQ/GLOBAL BOND PLUS...............................  1.35%          B         $113.76         --
EQ/GLOBAL BOND PLUS...............................  1.45%          B         $112.59         --

EQ/HIGH YIELD BOND................................  0.50%          B         $ 99.58          1
EQ/HIGH YIELD BOND................................  0.70%          B         $ 99.05         --
EQ/HIGH YIELD BOND................................  0.80%          B         $ 98.79         --
EQ/HIGH YIELD BOND................................  0.90%          B         $ 98.52          1
EQ/HIGH YIELD BOND................................  0.95%          B         $ 98.39          3
EQ/HIGH YIELD BOND................................  1.00%          B         $ 98.26         --
EQ/HIGH YIELD BOND................................  1.10%          B         $ 98.00         --
EQ/HIGH YIELD BOND................................  1.20%          B         $ 97.73         28
EQ/HIGH YIELD BOND................................  1.25%          B         $ 97.60          8
EQ/HIGH YIELD BOND................................  1.34%          B         $ 97.37         14

EQ/INTERMEDIATE GOVERNMENT BOND...................  0.70%          A         $164.77          1
EQ/INTERMEDIATE GOVERNMENT BOND+..................  0.74%          A         $ 94.46         11
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.90%          A         $174.77          6
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.20%          A         $157.03          2
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.34%          A         $173.02        253
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.35%          A         $166.61          2
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.45%          A         $138.68         --
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.00%          B         $100.25         --
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.50%          B         $147.23          1
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.90%          B         $147.64          1
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.95%          B         $143.68         32
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.00%          B         $115.82         --
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.10%          B         $140.17          9
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.20%          B         $140.14         32
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.25%          B         $107.00         29
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.30%          B         $107.27         --

EQ/INTERNATIONAL EQUITY INDEX.....................  0.70%          A         $132.45          8
EQ/INTERNATIONAL EQUITY INDEX.....................  0.90%          A         $140.22         59
EQ/INTERNATIONAL EQUITY INDEX.....................  1.20%          A         $121.06         17
EQ/INTERNATIONAL EQUITY INDEX.....................  1.34%          A         $133.40      2,344
EQ/INTERNATIONAL EQUITY INDEX.....................  1.35%          A         $133.12         12
EQ/INTERNATIONAL EQUITY INDEX.....................  1.45%          A         $103.41          2
EQ/INTERNATIONAL EQUITY INDEX.....................  0.40%          B         $120.13          3
EQ/INTERNATIONAL EQUITY INDEX.....................  0.50%          B         $111.62          3
EQ/INTERNATIONAL EQUITY INDEX.....................  0.80%          B         $184.46         --
EQ/INTERNATIONAL EQUITY INDEX.....................  0.90%          B         $113.94         19
EQ/INTERNATIONAL EQUITY INDEX.....................  0.95%          B         $109.05         95
EQ/INTERNATIONAL EQUITY INDEX.....................  1.00%          B         $165.48         --
EQ/INTERNATIONAL EQUITY INDEX.....................  1.10%          B         $106.38         17
EQ/INTERNATIONAL EQUITY INDEX.....................  1.20%          B         $104.38        143
EQ/INTERNATIONAL EQUITY INDEX.....................  1.25%          B         $ 64.89         71
EQ/INTERNATIONAL EQUITY INDEX.....................  1.30%          B         $ 78.31          9

EQ/INVESCO COMSTOCK...............................  0.50%          B         $168.39          3
EQ/INVESCO COMSTOCK...............................  0.70%          B         $164.81          1
EQ/INVESCO COMSTOCK...............................  0.90%          B         $161.31         28

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/INVESCO COMSTOCK...............................  0.95%          B         $160.44         26
EQ/INVESCO COMSTOCK...............................  1.00%          B         $159.58         --
EQ/INVESCO COMSTOCK...............................  1.10%          B         $157.87         21
EQ/INVESCO COMSTOCK...............................  1.20%          B         $156.17        144
EQ/INVESCO COMSTOCK...............................  1.25%          B         $122.25         43
EQ/INVESCO COMSTOCK...............................  1.30%          B         $133.40          1
EQ/INVESCO COMSTOCK...............................  1.34%          B         $153.83        451
EQ/INVESCO COMSTOCK...............................  1.35%          B         $153.66         --
EQ/INVESCO COMSTOCK...............................  1.45%          B         $152.01         --

EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.40%          B         $156.83          2
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.50%          B         $189.89          5
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.70%          B         $186.53          1
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.80%          B         $282.24         --
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.90%          B         $178.11          1
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.90%          B         $180.08         11
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.95%          B         $165.91         10
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.00%          B         $176.94         --
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.10%          B         $173.83          5
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.20%          B         $168.98         51
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.20%          B         $170.78         13
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.25%          B         $121.71         23
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.30%          B         $136.82          1
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.34%          B         $210.22        235
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.35%          B         $166.31          2
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.45%          B         $161.67          1

EQ/LARGE CAP GROWTH INDEX.........................  0.50%          B         $132.85          1
EQ/LARGE CAP GROWTH INDEX.........................  0.70%          B         $142.78          3
EQ/LARGE CAP GROWTH INDEX.........................  0.80%          B         $303.73         --
EQ/LARGE CAP GROWTH INDEX.........................  0.90%          B         $138.15         44
EQ/LARGE CAP GROWTH INDEX.........................  0.95%          B         $137.01         59
EQ/LARGE CAP GROWTH INDEX.........................  1.00%          B         $135.89         --
EQ/LARGE CAP GROWTH INDEX.........................  1.10%          B         $133.66         20
EQ/LARGE CAP GROWTH INDEX.........................  1.20%          B         $131.46        292
EQ/LARGE CAP GROWTH INDEX.........................  1.25%          B         $173.52         32
EQ/LARGE CAP GROWTH INDEX.........................  1.30%          B         $192.69          1
EQ/LARGE CAP GROWTH INDEX.........................  1.34%          B         $128.44      1,064
EQ/LARGE CAP GROWTH INDEX.........................  1.35%          B         $128.23          1
EQ/LARGE CAP GROWTH INDEX.........................  1.45%          B         $126.12          1

EQ/LARGE CAP VALUE INDEX..........................  0.50%          B         $ 99.19          1
EQ/LARGE CAP VALUE INDEX..........................  0.70%          B         $ 97.16          2
EQ/LARGE CAP VALUE INDEX..........................  0.90%          B         $ 95.17         43
EQ/LARGE CAP VALUE INDEX..........................  0.95%          B         $ 94.68         27
EQ/LARGE CAP VALUE INDEX..........................  1.00%          B         $ 94.20         --
EQ/LARGE CAP VALUE INDEX..........................  1.10%          B         $ 93.23         14
EQ/LARGE CAP VALUE INDEX..........................  1.20%          B         $ 92.26        159
EQ/LARGE CAP VALUE INDEX..........................  1.25%          B         $ 77.38         39
EQ/LARGE CAP VALUE INDEX..........................  1.30%          B         $ 84.80          1
EQ/LARGE CAP VALUE INDEX..........................  1.34%          B         $ 90.93        411
EQ/LARGE CAP VALUE INDEX..........................  1.35%          B         $ 90.84         --
EQ/LARGE CAP VALUE INDEX..........................  1.45%          B         $ 89.90         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/MFS INTERNATIONAL GROWTH.......................  0.40%          B         $115.90          4
EQ/MFS INTERNATIONAL GROWTH.......................  0.50%          B         $174.90         --
EQ/MFS INTERNATIONAL GROWTH.......................  0.70%          B         $171.18          3
EQ/MFS INTERNATIONAL GROWTH.......................  0.80%          B         $204.44         --
EQ/MFS INTERNATIONAL GROWTH.......................  0.90%          B         $167.54         41
EQ/MFS INTERNATIONAL GROWTH.......................  0.95%          B         $166.64         14
EQ/MFS INTERNATIONAL GROWTH.......................  1.00%          B         $165.75          1
EQ/MFS INTERNATIONAL GROWTH.......................  1.10%          B         $163.97         11
EQ/MFS INTERNATIONAL GROWTH.......................  1.20%          B         $162.20        164
EQ/MFS INTERNATIONAL GROWTH.......................  1.25%          B         $100.02         31
EQ/MFS INTERNATIONAL GROWTH.......................  1.30%          B         $119.18          2
EQ/MFS INTERNATIONAL GROWTH.......................  1.34%          B         $159.71         20
EQ/MFS INTERNATIONAL GROWTH.......................  1.34%          B         $159.77        328
EQ/MFS INTERNATIONAL GROWTH.......................  1.35%          B         $159.60         --
EQ/MFS INTERNATIONAL GROWTH.......................  1.45%          B         $157.88         --

EQ/MID CAP INDEX..................................  0.40%          B         $145.75         43
EQ/MID CAP INDEX..................................  0.50%          B         $200.01          1
EQ/MID CAP INDEX..................................  0.70%          B         $189.46          9
EQ/MID CAP INDEX..................................  0.80%          B         $307.49         --
EQ/MID CAP INDEX..................................  0.90%          B         $183.70         98
EQ/MID CAP INDEX..................................  0.95%          B         $182.28         62
EQ/MID CAP INDEX..................................  1.00%          B         $180.88          2
EQ/MID CAP INDEX..................................  1.10%          B         $178.10         17
EQ/MID CAP INDEX..................................  1.20%          B         $175.35        445
EQ/MID CAP INDEX..................................  1.25%          B         $120.05        151
EQ/MID CAP INDEX..................................  1.30%          B         $140.23          4
EQ/MID CAP INDEX..................................  1.34%          B         $171.58      1,835
EQ/MID CAP INDEX..................................  1.35%          B         $171.31         --
EQ/MID CAP INDEX..................................  1.45%          B         $168.67         --

EQ/MONEY MARKET++.................................  0.00%          A         $  1.00        338
EQ/MONEY MARKET++.................................  0.70%          A         $  1.00          1
EQ/MONEY MARKET...................................  0.70%          A         $130.18          1
EQ/MONEY MARKET...................................  0.74%          A         $ 45.73         23
EQ/MONEY MARKET++.................................  0.90%          A         $  1.00         11
EQ/MONEY MARKET...................................  0.90%          A         $134.65         33
EQ/MONEY MARKET++.................................  1.20%          A         $  1.00         --
EQ/MONEY MARKET...................................  1.20%          A         $123.32          1
EQ/MONEY MARKET++.................................  1.34%          A         $  1.00         --
EQ/MONEY MARKET...................................  1.35%          A         $132.78         76
EQ/MONEY MARKET...................................  1.35%          A         $133.41         13
EQ/MONEY MARKET...................................  1.40%          A         $ 33.61        769
EQ/MONEY MARKET...................................  1.45%          A         $110.42         --
EQ/MONEY MARKET++.................................  0.00%          B         $  1.00        733
EQ/MONEY MARKET++.................................  0.40%          B         $  1.00         10
EQ/MONEY MARKET...................................  0.40%          B         $ 98.66          2
EQ/MONEY MARKET++.................................  0.50%          B         $  1.00          1
EQ/MONEY MARKET...................................  0.50%          B         $114.55          3
EQ/MONEY MARKET++.................................  0.80%          B         $  1.00         --
EQ/MONEY MARKET++.................................  0.90%          B         $  1.00          6
EQ/MONEY MARKET...................................  0.90%          B         $106.94         --
EQ/MONEY MARKET...................................  0.90%          B         $118.22          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/MONEY MARKET...................................  0.95%          B         $112.49         76
EQ/MONEY MARKET++.................................  1.00%          B         $  1.00         --
EQ/MONEY MARKET...................................  1.00%          B         $101.96         --
EQ/MONEY MARKET++.................................  1.10%          B         $  1.00        313
EQ/MONEY MARKET...................................  1.10%          B         $109.74         30
EQ/MONEY MARKET++.................................  1.20%          B         $  1.00      3,250
EQ/MONEY MARKET...................................  1.20%          B         $112.00         40
EQ/MONEY MARKET...................................  1.25%          B         $ 93.76         68
EQ/MONEY MARKET...................................  1.30%          B         $ 95.72          4

EQ/MORGAN STANLEY MID CAP GROWTH..................  0.40%          B         $132.15          1
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.50%          B         $226.11         --
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.70%          B         $221.30          4
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.80%          B         $275.88         --
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.90%          B         $216.60         71
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.95%          B         $215.44         20
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.00%          B         $214.28          1
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.10%          B         $211.98         25
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.20%          B         $209.70        392
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.25%          B         $136.54        130
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.30%          B         $161.49          4
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.34%          B         $206.56        692
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.35%          B         $206.33          1
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.45%          B         $204.11         --

EQ/OPPENHEIMER GLOBAL.............................  0.50%          B         $155.20          4
EQ/OPPENHEIMER GLOBAL.............................  0.70%          B         $152.31          2
EQ/OPPENHEIMER GLOBAL.............................  0.90%          B         $149.48         19
EQ/OPPENHEIMER GLOBAL.............................  0.95%          B         $148.78         17
EQ/OPPENHEIMER GLOBAL.............................  1.00%          B         $148.09          1
EQ/OPPENHEIMER GLOBAL.............................  1.10%          B         $146.70         18
EQ/OPPENHEIMER GLOBAL.............................  1.20%          B         $145.32        258
EQ/OPPENHEIMER GLOBAL.............................  1.25%          B         $119.21         78
EQ/OPPENHEIMER GLOBAL.............................  1.30%          B         $136.55          2
EQ/OPPENHEIMER GLOBAL.............................  1.34%          B         $143.41        453
EQ/OPPENHEIMER GLOBAL.............................  1.45%          B         $141.93         --

EQ/PIMCO GLOBAL REAL RETURN.......................  0.50%          B         $ 95.12         10
EQ/PIMCO GLOBAL REAL RETURN.......................  0.70%          B         $ 94.62          1
EQ/PIMCO GLOBAL REAL RETURN.......................  0.90%          B         $ 94.11         11
EQ/PIMCO GLOBAL REAL RETURN.......................  0.95%          B         $ 93.99          6
EQ/PIMCO GLOBAL REAL RETURN.......................  1.00%          B         $ 93.86         --
EQ/PIMCO GLOBAL REAL RETURN.......................  1.10%          B         $ 93.61          7
EQ/PIMCO GLOBAL REAL RETURN.......................  1.20%          B         $ 93.36         57
EQ/PIMCO GLOBAL REAL RETURN.......................  1.25%          B         $ 93.24         32
EQ/PIMCO GLOBAL REAL RETURN.......................  1.34%          B         $ 93.01         60
EQ/PIMCO GLOBAL REAL RETURN.......................  1.45%          B         $ 92.74         --

EQ/PIMCO ULTRA SHORT BOND.........................  1.10%          A         $ 96.03          1
EQ/PIMCO ULTRA SHORT BOND.........................  0.50%          B         $112.26          4
EQ/PIMCO ULTRA SHORT BOND.........................  0.70%          B         $109.88          6
EQ/PIMCO ULTRA SHORT BOND.........................  0.80%          B         $103.49         --
EQ/PIMCO ULTRA SHORT BOND.........................  0.90%          B         $107.54         33

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.........................  0.95%          B         $ 106.96        74
EQ/PIMCO ULTRA SHORT BOND.........................  1.00%          B         $ 106.39        --
EQ/PIMCO ULTRA SHORT BOND.........................  1.10%          B         $ 105.25        42
EQ/PIMCO ULTRA SHORT BOND.........................  1.20%          B         $ 104.12       168
EQ/PIMCO ULTRA SHORT BOND.........................  1.25%          B         $ 104.89        62
EQ/PIMCO ULTRA SHORT BOND.........................  1.30%          B         $ 104.13         2
EQ/PIMCO ULTRA SHORT BOND.........................  1.34%          B         $ 102.56       466
EQ/PIMCO ULTRA SHORT BOND.........................  1.35%          B         $ 102.44        --
EQ/PIMCO ULTRA SHORT BOND.........................  1.45%          B         $ 101.34        --

EQ/QUALITY BOND PLUS..............................  0.70%          A         $ 166.85         1
EQ/QUALITY BOND PLUS..............................  0.90%          A         $ 182.64        11
EQ/QUALITY BOND PLUS..............................  1.20%          A         $ 160.31         2
EQ/QUALITY BOND PLUS..............................  1.34%          A         $ 176.98       375
EQ/QUALITY BOND PLUS..............................  1.35%          A         $ 186.39         2
EQ/QUALITY BOND PLUS..............................  1.45%          A         $ 138.34        --
EQ/QUALITY BOND PLUS..............................  0.50%          B         $ 147.94         2
EQ/QUALITY BOND PLUS..............................  0.80%          B         $ 112.96        --
EQ/QUALITY BOND PLUS..............................  0.90%          B         $ 147.35         2
EQ/QUALITY BOND PLUS..............................  0.95%          B         $ 144.63        46
EQ/QUALITY BOND PLUS..............................  1.00%          B         $ 116.66        --
EQ/QUALITY BOND PLUS..............................  1.10%          B         $ 141.09        10
EQ/QUALITY BOND PLUS..............................  1.20%          B         $ 140.00        77
EQ/QUALITY BOND PLUS..............................  1.25%          B         $ 103.25        21
EQ/QUALITY BOND PLUS..............................  1.30%          B         $ 103.23         1

EQ/SMALL COMPANY INDEX............................  0.40%          B         $ 142.42        42
EQ/SMALL COMPANY INDEX............................  0.50%          B         $ 254.21        --
EQ/SMALL COMPANY INDEX............................  0.70%          B         $ 247.10         4
EQ/SMALL COMPANY INDEX............................  0.90%          B         $ 240.19        34
EQ/SMALL COMPANY INDEX............................  0.95%          B         $ 238.49        21
EQ/SMALL COMPANY INDEX............................  1.00%          B         $ 236.81        --
EQ/SMALL COMPANY INDEX............................  1.10%          B         $ 233.46        10
EQ/SMALL COMPANY INDEX............................  1.20%          B         $ 230.15       173
EQ/SMALL COMPANY INDEX............................  1.25%          B         $ 130.35        79
EQ/SMALL COMPANY INDEX............................  1.30%          B         $ 143.37         2
EQ/SMALL COMPANY INDEX............................  1.34%          B         $ 225.61       719
EQ/SMALL COMPANY INDEX............................  1.35%          B         $ 225.29         1
EQ/SMALL COMPANY INDEX............................  1.45%          B         $ 222.09        --

EQ/T. ROWE PRICE GROWTH STOCK.....................  0.40%          B         $ 165.55        25
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.50%          B         $ 208.58         1
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.70%          B         $ 203.92         5
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.80%          B         $ 317.05        --
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.90%          B         $ 199.36        80
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.95%          B         $ 198.23        36
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.00%          B         $ 197.12         5
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.10%          B         $ 194.89        28
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.20%          B         $ 192.69       703
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.25%          B         $ 163.21       194
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.30%          B         $ 176.39         3
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.34%          B         $ 189.65     1,089
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.35%          B         $ 189.43         2
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.45%          B         $ 187.29        --

EQ/UBS GROWTH & INCOME............................  0.50%          B         $ 196.36        --
EQ/UBS GROWTH & INCOME............................  0.70%          B         $ 191.97         3

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/UBS GROWTH & INCOME............................  0.90%          B         $ 187.67        7
EQ/UBS GROWTH & INCOME............................  0.95%          B         $ 186.62        8
EQ/UBS GROWTH & INCOME............................  1.10%          B         $ 183.47        2
EQ/UBS GROWTH & INCOME............................  1.20%          B         $ 181.39       26
EQ/UBS GROWTH & INCOME............................  1.25%          B         $ 126.16       44
EQ/UBS GROWTH & INCOME............................  1.30%          B         $ 139.50        2
EQ/UBS GROWTH & INCOME............................  1.34%          B         $ 178.53      112
EQ/UBS GROWTH & INCOME............................  1.45%          B         $ 176.31       --

EQ/WELLS FARGO OMEGA GROWTH.......................  0.50%          B         $ 189.97       --
EQ/WELLS FARGO OMEGA GROWTH.......................  0.70%          B         $ 190.20        6
EQ/WELLS FARGO OMEGA GROWTH.......................  0.90%          B         $ 184.04       34
EQ/WELLS FARGO OMEGA GROWTH.......................  0.95%          B         $ 182.52       40
EQ/WELLS FARGO OMEGA GROWTH.......................  1.10%          B         $ 178.05       23
EQ/WELLS FARGO OMEGA GROWTH.......................  1.20%          B         $ 175.12       93
EQ/WELLS FARGO OMEGA GROWTH.......................  1.25%          B         $ 177.32       84
EQ/WELLS FARGO OMEGA GROWTH.......................  1.30%          B         $ 202.69        2
EQ/WELLS FARGO OMEGA GROWTH.......................  1.34%          B         $ 171.11      739
EQ/WELLS FARGO OMEGA GROWTH.......................  1.35%          B         $ 170.82        1
EQ/WELLS FARGO OMEGA GROWTH.......................  1.45%          B         $ 168.01       --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.50%   SERVICE CLASS 2  $ 172.00        2
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.70%   SERVICE CLASS 2  $ 170.04       --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.70%   SERVICE CLASS 2  $ 188.56        1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.80%   SERVICE CLASS 2  $ 169.07       --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.90%   SERVICE CLASS 2  $ 168.10       26
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.90%   SERVICE CLASS 2  $ 186.55       47
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.95%   SERVICE CLASS 2  $ 186.05       19
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.00%   SERVICE CLASS 2  $ 167.14        6
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.10%   SERVICE CLASS 2  $ 166.18       28
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.20%   SERVICE CLASS 2  $ 165.23      792
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.20%   SERVICE CLASS 2  $ 183.56       45
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.25%   SERVICE CLASS 2  $ 183.07      157
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.34%   SERVICE CLASS 2  $ 182.18      661
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.45%   SERVICE CLASS 2  $ 144.40       --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  0.50%   SERVICE CLASS 2  $ 157.43        4
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  0.90%   SERVICE CLASS 2  $ 153.86        1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  1.00%   SERVICE CLASS 2  $ 152.98       --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  1.10%   SERVICE CLASS 2  $ 152.10       --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  1.20%   SERVICE CLASS 2  $ 151.22       45

FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.50%   SERVICE CLASS 2  $ 159.43       --
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.80%   SERVICE CLASS 2  $ 156.71       --
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.90%   SERVICE CLASS 2  $ 155.81        2
FIDELITY(R) VIP MID CAP PORTFOLIO.................  1.00%   SERVICE CLASS 2  $ 154.92        1
FIDELITY(R) VIP MID CAP PORTFOLIO.................  1.10%   SERVICE CLASS 2  $ 154.03        3
FIDELITY(R) VIP MID CAP PORTFOLIO.................  1.20%   SERVICE CLASS 2  $ 153.15      185

GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.50%   SERVICE SHARES   $ 158.12        3
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.70%   SERVICE SHARES   $ 134.86       --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.70%   SERVICE SHARES   $ 156.32       --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.80%   SERVICE SHARES   $ 155.42       --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.90%   SERVICE SHARES   $ 133.61       10
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.90%   SERVICE SHARES   $ 154.53        4

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.95%   SERVICE SHARES   $133.29         7
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.00%   SERVICE SHARES   $153.65         1
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.10%   SERVICE SHARES   $152.77         6
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.20%   SERVICE SHARES   $131.74         2
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.20%   SERVICE SHARES   $151.89        91
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.25%   SERVICE SHARES   $131.43        50
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.34%   SERVICE SHARES   $130.88       144

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.00%     SERIES II      $ 98.20        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.50%     SERIES II      $159.08        12
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.70%     SERIES II      $157.26        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.80%     SERIES II      $156.36        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.90%     SERIES II      $155.47         1
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.00%     SERIES II      $154.58        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.10%     SERIES II      $153.69        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.20%     SERIES II      $152.81        65

INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.50%     SERIES II      $148.76        16
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.70%     SERIES II      $145.01         1
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.70%     SERIES II      $147.06        --
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.80%     SERIES II      $146.22        --
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.90%     SERIES II      $143.46        23
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.90%     SERIES II      $145.39         5
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.95%     SERIES II      $143.08        10
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.00%     SERIES II      $144.56         1
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.10%     SERIES II      $143.73        12
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.20%     SERIES II      $141.16         9
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.20%     SERIES II      $142.90       162
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.25%     SERIES II      $140.79        33
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.34%     SERIES II      $140.10       232
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.45%     SERIES II      $121.58        --

INVESCO V.I. HIGH YIELD FUND......................  0.50%     SERIES II      $114.74         4
INVESCO V.I. HIGH YIELD FUND......................  0.70%     SERIES II      $113.67         1
INVESCO V.I. HIGH YIELD FUND......................  0.80%     SERIES II      $113.14        --
INVESCO V.I. HIGH YIELD FUND......................  0.90%     SERIES II      $112.62         7
INVESCO V.I. HIGH YIELD FUND......................  0.95%     SERIES II      $112.35        11
INVESCO V.I. HIGH YIELD FUND......................  1.00%     SERIES II      $112.09        --
INVESCO V.I. HIGH YIELD FUND......................  1.10%     SERIES II      $111.57         6
INVESCO V.I. HIGH YIELD FUND......................  1.20%     SERIES II      $111.04       101
INVESCO V.I. HIGH YIELD FUND......................  1.25%     SERIES II      $110.78        46
INVESCO V.I. HIGH YIELD FUND......................  1.34%     SERIES II      $110.32        79
INVESCO V.I. HIGH YIELD FUND......................  1.45%     SERIES II      $109.75        --

INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.50%     SERIES II      $133.11         4
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.70%     SERIES II      $113.01         1
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.80%     SERIES II      $130.83        --
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.90%     SERIES II      $111.96        15
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.90%     SERIES II      $130.09         5
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.95%     SERIES II      $111.70         9
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.00%     SERIES II      $129.34         1
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.10%     SERIES II      $128.60         5
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.20%     SERIES II      $110.40         8
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.20%     SERIES II      $127.86       199

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.25%      SERIES II     $110.14        16
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.34%      SERIES II     $109.67       187
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.45%      SERIES II     $109.11        --

INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.50%      SERIES II     $135.37        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.70%      SERIES II     $146.96        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.80%      SERIES II     $133.06        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.90%      SERIES II     $132.30         2
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.90%      SERIES II     $145.39         3
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.95%      SERIES II     $145.00         2
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.00%      SERIES II     $131.54        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.10%      SERIES II     $130.79         3
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.20%      SERIES II     $130.03        37
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.20%      SERIES II     $143.06         4
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.25%      SERIES II     $142.67         9
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.34%      SERIES II     $141.98        47
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.45%      SERIES II     $113.79        --

INVESCO V.I. SMALL CAP EQUITY FUND................  0.50%      SERIES II     $157.96        --
INVESCO V.I. SMALL CAP EQUITY FUND................  0.70%      SERIES II     $156.16        --
INVESCO V.I. SMALL CAP EQUITY FUND................  0.70%      SERIES II     $178.55        --
INVESCO V.I. SMALL CAP EQUITY FUND................  0.90%      SERIES II     $154.38         1
INVESCO V.I. SMALL CAP EQUITY FUND................  0.90%      SERIES II     $176.64         1
INVESCO V.I. SMALL CAP EQUITY FUND................  0.95%      SERIES II     $176.17         1
INVESCO V.I. SMALL CAP EQUITY FUND................  1.00%      SERIES II     $153.50        --
INVESCO V.I. SMALL CAP EQUITY FUND................  1.10%      SERIES II     $152.61         1
INVESCO V.I. SMALL CAP EQUITY FUND................  1.20%      SERIES II     $151.73        20
INVESCO V.I. SMALL CAP EQUITY FUND................  1.20%      SERIES II     $173.81         1
INVESCO V.I. SMALL CAP EQUITY FUND................  1.25%      SERIES II     $173.34         4
INVESCO V.I. SMALL CAP EQUITY FUND................  1.34%      SERIES II     $172.50        23

IVY FUNDS VIP ENERGY..............................  0.40%    COMMON SHARES   $ 88.18         5
IVY FUNDS VIP ENERGY..............................  0.50%    COMMON SHARES   $ 91.23         5
IVY FUNDS VIP ENERGY..............................  0.70%    COMMON SHARES   $ 90.19        --
IVY FUNDS VIP ENERGY..............................  0.70%    COMMON SHARES   $101.98         3
IVY FUNDS VIP ENERGY..............................  0.80%    COMMON SHARES   $ 89.67        --
IVY FUNDS VIP ENERGY..............................  0.90%    COMMON SHARES   $ 89.16         4
IVY FUNDS VIP ENERGY..............................  0.90%    COMMON SHARES   $100.89        11
IVY FUNDS VIP ENERGY..............................  0.95%    COMMON SHARES   $100.62         7
IVY FUNDS VIP ENERGY..............................  1.00%    COMMON SHARES   $ 88.65        --
IVY FUNDS VIP ENERGY..............................  1.10%    COMMON SHARES   $ 88.14        12
IVY FUNDS VIP ENERGY..............................  1.20%    COMMON SHARES   $ 87.63       142
IVY FUNDS VIP ENERGY..............................  1.20%    COMMON SHARES   $ 99.27        21
IVY FUNDS VIP ENERGY..............................  1.25%    COMMON SHARES   $ 99.01        20
IVY FUNDS VIP ENERGY..............................  1.34%    COMMON SHARES   $ 98.52       186
IVY FUNDS VIP ENERGY..............................  1.45%    COMMON SHARES   $ 73.88        --

IVY FUNDS VIP HIGH INCOME.........................  0.50%    COMMON SHARES   $136.58        12
IVY FUNDS VIP HIGH INCOME.........................  0.70%    COMMON SHARES   $135.12         2
IVY FUNDS VIP HIGH INCOME.........................  0.80%    COMMON SHARES   $134.40        --
IVY FUNDS VIP HIGH INCOME.........................  0.90%    COMMON SHARES   $133.68        66
IVY FUNDS VIP HIGH INCOME.........................  0.95%    COMMON SHARES   $133.32        41
IVY FUNDS VIP HIGH INCOME.........................  1.00%    COMMON SHARES   $132.96         3
IVY FUNDS VIP HIGH INCOME.........................  1.10%    COMMON SHARES   $132.25        32

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
IVY FUNDS VIP HIGH INCOME.........................  1.20%   COMMON SHARES    $131.53       439
IVY FUNDS VIP HIGH INCOME.........................  1.25%   COMMON SHARES    $131.18       200
IVY FUNDS VIP HIGH INCOME.........................  1.34%   COMMON SHARES    $130.54       445
IVY FUNDS VIP HIGH INCOME.........................  1.45%   COMMON SHARES    $115.74        --

IVY FUNDS VIP MID CAP GROWTH......................  0.50%   COMMON SHARES    $132.54         1
IVY FUNDS VIP MID CAP GROWTH......................  0.70%   COMMON SHARES    $131.31         2
IVY FUNDS VIP MID CAP GROWTH......................  0.80%   COMMON SHARES    $130.69        --
IVY FUNDS VIP MID CAP GROWTH......................  0.90%   COMMON SHARES    $130.09        27
IVY FUNDS VIP MID CAP GROWTH......................  0.95%   COMMON SHARES    $129.78         9
IVY FUNDS VIP MID CAP GROWTH......................  1.00%   COMMON SHARES    $129.48         1
IVY FUNDS VIP MID CAP GROWTH......................  1.10%   COMMON SHARES    $128.87         8
IVY FUNDS VIP MID CAP GROWTH......................  1.20%   COMMON SHARES    $128.27       235
IVY FUNDS VIP MID CAP GROWTH......................  1.25%   COMMON SHARES    $127.97        39
IVY FUNDS VIP MID CAP GROWTH......................  1.34%   COMMON SHARES    $127.43       371
IVY FUNDS VIP MID CAP GROWTH......................  1.45%   COMMON SHARES    $126.77        --

IVY FUNDS VIP SMALL CAP GROWTH....................  0.50%   COMMON SHARES    $153.92        --
IVY FUNDS VIP SMALL CAP GROWTH....................  0.70%   COMMON SHARES    $120.51         1
IVY FUNDS VIP SMALL CAP GROWTH....................  0.80%   COMMON SHARES    $151.30        --
IVY FUNDS VIP SMALL CAP GROWTH....................  0.90%   COMMON SHARES    $119.39         3
IVY FUNDS VIP SMALL CAP GROWTH....................  0.90%   COMMON SHARES    $150.43         1
IVY FUNDS VIP SMALL CAP GROWTH....................  0.95%   COMMON SHARES    $119.11         3
IVY FUNDS VIP SMALL CAP GROWTH....................  1.00%   COMMON SHARES    $149.57        --
IVY FUNDS VIP SMALL CAP GROWTH....................  1.10%   COMMON SHARES    $148.71         2
IVY FUNDS VIP SMALL CAP GROWTH....................  1.20%   COMMON SHARES    $117.72         3
IVY FUNDS VIP SMALL CAP GROWTH....................  1.20%   COMMON SHARES    $147.86        44
IVY FUNDS VIP SMALL CAP GROWTH....................  1.25%   COMMON SHARES    $117.45        14
IVY FUNDS VIP SMALL CAP GROWTH....................  1.34%   COMMON SHARES    $116.95        87

LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.50%   SERVICE SHARES   $ 83.53        20
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.70%   SERVICE SHARES   $ 82.64         7
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.80%   SERVICE SHARES   $ 82.19        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.90%   SERVICE SHARES   $ 81.75        69
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.95%   SERVICE SHARES   $ 81.53        33
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.00%   SERVICE SHARES   $ 81.31         4
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.10%   SERVICE SHARES   $ 80.88        34
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.20%   SERVICE SHARES   $ 80.44       626
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.25%   SERVICE SHARES   $ 80.23        64
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.34%   SERVICE SHARES   $ 79.84       724
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.45%   SERVICE SHARES   $ 71.17        --

MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.00%   SERVICE CLASS    $ 97.71        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.50%   SERVICE CLASS    $162.29        21
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.70%   SERVICE CLASS    $160.44        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.70%   SERVICE CLASS    $168.07         5
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.80%   SERVICE CLASS    $159.52        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.90%   SERVICE CLASS    $158.61        16
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.90%   SERVICE CLASS    $166.27        45
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.95%   SERVICE CLASS    $165.83        25
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.00%   SERVICE CLASS    $157.70         4
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.10%   SERVICE CLASS    $156.80        16
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.20%   SERVICE CLASS    $155.90       564
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.20%   SERVICE CLASS    $163.61        15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.25%    SERVICE CLASS   $163.17        58
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.34%    SERVICE CLASS   $162.38       670
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.45%    SERVICE CLASS   $136.90        --

MFS(R) INVESTORS TRUST SERIES.....................  0.50%    SERVICE CLASS   $168.77        --
MFS(R) INVESTORS TRUST SERIES.....................  0.70%    SERVICE CLASS   $187.88        --
MFS(R) INVESTORS TRUST SERIES.....................  0.90%    SERVICE CLASS   $164.95        --
MFS(R) INVESTORS TRUST SERIES.....................  0.90%    SERVICE CLASS   $185.88         2
MFS(R) INVESTORS TRUST SERIES.....................  0.95%    SERVICE CLASS   $185.38         2
MFS(R) INVESTORS TRUST SERIES.....................  1.00%    SERVICE CLASS   $164.00        --
MFS(R) INVESTORS TRUST SERIES.....................  1.10%    SERVICE CLASS   $163.06         1
MFS(R) INVESTORS TRUST SERIES.....................  1.20%    SERVICE CLASS   $162.12        31
MFS(R) INVESTORS TRUST SERIES.....................  1.20%    SERVICE CLASS   $182.90         2
MFS(R) INVESTORS TRUST SERIES.....................  1.25%    SERVICE CLASS   $182.41         5
MFS(R) INVESTORS TRUST SERIES.....................  1.34%    SERVICE CLASS   $181.52        25

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.50%    SERVICE CLASS   $196.01        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.70%    SERVICE CLASS   $193.91        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.80%    SERVICE CLASS   $192.88        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.90%    SERVICE CLASS   $191.84         3
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.95%    SERVICE CLASS   $191.33        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.00%    SERVICE CLASS   $190.82        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.10%    SERVICE CLASS   $189.79        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.20%    SERVICE CLASS   $188.77        28
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.25%    SERVICE CLASS   $188.26         3
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.34%    SERVICE CLASS   $187.35        21

MFS(R) TECHNOLOGY PORTFOLIO.......................  0.50%    SERVICE CLASS   $221.00         2
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.70%    SERVICE CLASS   $218.64         5
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.80%    SERVICE CLASS   $217.47        --
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.90%    SERVICE CLASS   $216.30         8
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.95%    SERVICE CLASS   $215.72         5
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.00%    SERVICE CLASS   $215.15        --
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.10%    SERVICE CLASS   $213.99         5
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.20%    SERVICE CLASS   $212.84        89
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.25%    SERVICE CLASS   $212.27        20
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.34%    SERVICE CLASS   $211.24       135
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.45%    SERVICE CLASS   $163.86        --

MFS(R) UTILITIES SERIES...........................  0.40%    SERVICE CLASS   $118.57         6
MFS(R) UTILITIES SERIES...........................  0.50%    SERVICE CLASS   $150.57         1
MFS(R) UTILITIES SERIES...........................  0.70%    SERVICE CLASS   $148.96         1
MFS(R) UTILITIES SERIES...........................  0.80%    SERVICE CLASS   $148.17        --
MFS(R) UTILITIES SERIES...........................  0.90%    SERVICE CLASS   $147.37        27
MFS(R) UTILITIES SERIES...........................  0.95%    SERVICE CLASS   $146.98         9
MFS(R) UTILITIES SERIES...........................  1.00%    SERVICE CLASS   $146.58        --
MFS(R) UTILITIES SERIES...........................  1.10%    SERVICE CLASS   $145.80        11
MFS(R) UTILITIES SERIES...........................  1.20%    SERVICE CLASS   $145.01       195
MFS(R) UTILITIES SERIES...........................  1.25%    SERVICE CLASS   $144.62        72
MFS(R) UTILITIES SERIES...........................  1.34%    SERVICE CLASS   $143.92       276
MFS(R) UTILITIES SERIES...........................  1.45%    SERVICE CLASS   $116.80        --

MULTIMANAGER AGGRESSIVE EQUITY....................  0.70%          A         $133.96         9
MULTIMANAGER AGGRESSIVE EQUITY....................  0.90%          A         $163.29        17
MULTIMANAGER AGGRESSIVE EQUITY....................  0.90%          A         $163.31         2
MULTIMANAGER AGGRESSIVE EQUITY+...................  0.90%          A         $164.04        18

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY....................  1.20%          A         $ 140.71        13
MULTIMANAGER AGGRESSIVE EQUITY+...................  1.34%          A         $ 122.37     3,772
MULTIMANAGER AGGRESSIVE EQUITY....................  1.35%          A         $ 205.80       486
MULTIMANAGER AGGRESSIVE EQUITY....................  1.35%          A         $ 216.67        12
MULTIMANAGER AGGRESSIVE EQUITY....................  1.45%          A         $ 112.97         3
MULTIMANAGER AGGRESSIVE EQUITY....................  0.50%          B         $ 123.67         1
MULTIMANAGER AGGRESSIVE EQUITY+...................  0.90%          B         $ 100.96         9
MULTIMANAGER AGGRESSIVE EQUITY....................  0.90%          B         $ 120.71        15
MULTIMANAGER AGGRESSIVE EQUITY....................  0.95%          B         $ 126.29        46
MULTIMANAGER AGGRESSIVE EQUITY....................  1.00%          B         $ 237.28        --
MULTIMANAGER AGGRESSIVE EQUITY....................  1.10%          B         $ 123.20         8
MULTIMANAGER AGGRESSIVE EQUITY....................  1.20%          B         $ 114.13       107
MULTIMANAGER AGGRESSIVE EQUITY....................  1.25%          B         $ 130.97        15
MULTIMANAGER AGGRESSIVE EQUITY....................  1.30%          B         $ 151.43         2

MULTIMANAGER CORE BOND............................  0.40%          B         $ 101.82         3
MULTIMANAGER CORE BOND............................  0.50%          B         $ 162.72         5
MULTIMANAGER CORE BOND............................  0.70%          B         $ 158.19         2
MULTIMANAGER CORE BOND............................  0.80%          B         $ 124.18        --
MULTIMANAGER CORE BOND............................  0.90%          B         $ 153.79        18
MULTIMANAGER CORE BOND............................  0.95%          B         $ 152.71        83
MULTIMANAGER CORE BOND............................  1.00%          B         $ 151.64         1
MULTIMANAGER CORE BOND............................  1.10%          B         $ 149.51        39
MULTIMANAGER CORE BOND............................  1.20%          B         $ 147.40       200
MULTIMANAGER CORE BOND............................  1.25%          B         $ 128.26        87
MULTIMANAGER CORE BOND............................  1.30%          B         $ 126.81         4
MULTIMANAGER CORE BOND............................  1.34%          B         $ 144.50       390
MULTIMANAGER CORE BOND............................  1.35%          B         $ 144.30         1
MULTIMANAGER CORE BOND............................  1.45%          B         $ 142.26        --

MULTIMANAGER MID CAP GROWTH.......................  0.50%          B         $ 190.66        --
MULTIMANAGER MID CAP GROWTH.......................  0.70%          B         $ 185.36         1
MULTIMANAGER MID CAP GROWTH.......................  0.90%          B         $ 180.20        11
MULTIMANAGER MID CAP GROWTH.......................  0.95%          B         $ 178.94        24
MULTIMANAGER MID CAP GROWTH.......................  1.00%          B         $ 177.68        --
MULTIMANAGER MID CAP GROWTH.......................  1.10%          B         $ 175.18         3
MULTIMANAGER MID CAP GROWTH.......................  1.20%          B         $ 172.71        36
MULTIMANAGER MID CAP GROWTH.......................  1.25%          B         $ 138.65        11
MULTIMANAGER MID CAP GROWTH.......................  1.30%          B         $ 160.67         2
MULTIMANAGER MID CAP GROWTH.......................  1.34%          B         $ 169.32       332
MULTIMANAGER MID CAP GROWTH.......................  1.34%          B         $ 253.22         6
MULTIMANAGER MID CAP GROWTH.......................  1.35%          B         $ 169.07        --
MULTIMANAGER MID CAP GROWTH.......................  1.45%          B         $ 166.69        --

MULTIMANAGER MID CAP VALUE........................  0.40%          B         $ 141.60        --
MULTIMANAGER MID CAP VALUE........................  0.50%          B         $ 215.51        --
MULTIMANAGER MID CAP VALUE........................  0.70%          B         $ 183.05        --
MULTIMANAGER MID CAP VALUE........................  0.70%          B         $ 209.52         1
MULTIMANAGER MID CAP VALUE........................  0.80%          B         $ 271.76        --
MULTIMANAGER MID CAP VALUE........................  0.90%          B         $ 203.69        10
MULTIMANAGER MID CAP VALUE........................  0.95%          B         $ 202.26        19
MULTIMANAGER MID CAP VALUE........................  1.00%          B         $ 200.84        --
MULTIMANAGER MID CAP VALUE........................  1.10%          B         $ 198.01         5
MULTIMANAGER MID CAP VALUE........................  1.20%          B         $ 195.22        26
MULTIMANAGER MID CAP VALUE........................  1.25%          B         $ 123.86        11
MULTIMANAGER MID CAP VALUE........................  1.30%          B         $ 142.12         2
MULTIMANAGER MID CAP VALUE........................  1.34%          B         $ 191.39       203

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
MULTIMANAGER MID CAP VALUE........................  1.34%          B         $ 243.71        4
MULTIMANAGER MID CAP VALUE........................  1.35%          B         $ 191.11       --
MULTIMANAGER MID CAP VALUE........................  1.45%          B         $ 188.42       --

MULTIMANAGER TECHNOLOGY...........................  0.50%          B         $ 217.98        1
MULTIMANAGER TECHNOLOGY...........................  0.70%          B         $ 211.92        2
MULTIMANAGER TECHNOLOGY...........................  0.70%          B         $ 240.45       --
MULTIMANAGER TECHNOLOGY...........................  0.80%          B         $ 324.08       --
MULTIMANAGER TECHNOLOGY...........................  0.90%          B         $ 206.03       14
MULTIMANAGER TECHNOLOGY...........................  0.95%          B         $ 204.58       28
MULTIMANAGER TECHNOLOGY...........................  1.00%          B         $ 203.14       --
MULTIMANAGER TECHNOLOGY...........................  1.10%          B         $ 200.28       10
MULTIMANAGER TECHNOLOGY...........................  1.20%          B         $ 197.46      118
MULTIMANAGER TECHNOLOGY...........................  1.25%          B         $ 163.68       21
MULTIMANAGER TECHNOLOGY...........................  1.30%          B         $ 192.04        2
MULTIMANAGER TECHNOLOGY...........................  1.34%          B         $ 193.58      562
MULTIMANAGER TECHNOLOGY...........................  1.34%          B         $ 300.55        4
MULTIMANAGER TECHNOLOGY...........................  1.35%          B         $ 193.31        1
MULTIMANAGER TECHNOLOGY...........................  1.45%          B         $ 190.58       --

OPPENHEIMER MAIN STREET FUND(R)/VA................  0.50%    SERVICE CLASS   $ 181.37        3
OPPENHEIMER MAIN STREET FUND(R)/VA................  0.90%    SERVICE CLASS   $ 177.26       --
OPPENHEIMER MAIN STREET FUND(R)/VA................  1.10%    SERVICE CLASS   $ 175.24       --
OPPENHEIMER MAIN STREET FUND(R)/VA................  1.20%    SERVICE CLASS   $ 174.23       12

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.00%    ADVISOR CLASS   $  75.98       --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.50%    ADVISOR CLASS   $  60.44        1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.70%    ADVISOR CLASS   $  59.75       --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.90%    ADVISOR CLASS   $  59.07        1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  1.00%    ADVISOR CLASS   $  58.73       --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  1.10%    ADVISOR CLASS   $  58.40        2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  1.20%    ADVISOR CLASS   $  58.06       85

TARGET 2015 ALLOCATION............................  0.50%          B         $ 127.97        3
TARGET 2015 ALLOCATION............................  0.70%          B         $ 125.59       --
TARGET 2015 ALLOCATION............................  0.90%          B         $ 123.26       17
TARGET 2015 ALLOCATION............................  0.95%          B         $ 122.68        3
TARGET 2015 ALLOCATION............................  1.10%          B         $ 120.96        4
TARGET 2015 ALLOCATION............................  1.20%          B         $ 119.82       33
TARGET 2015 ALLOCATION............................  1.25%          B         $ 103.34       21
TARGET 2015 ALLOCATION............................  1.34%          B         $ 118.25      113

TARGET 2025 ALLOCATION............................  0.40%          B         $ 124.12       --
TARGET 2025 ALLOCATION............................  0.50%          B         $ 132.64        6
TARGET 2025 ALLOCATION............................  0.70%          B         $ 130.17        3
TARGET 2025 ALLOCATION............................  0.90%          B         $ 127.75       36
TARGET 2025 ALLOCATION............................  0.95%          B         $ 127.15        9
TARGET 2025 ALLOCATION............................  1.00%          B         $ 126.56       --
TARGET 2025 ALLOCATION............................  1.10%          B         $ 125.37       14
TARGET 2025 ALLOCATION............................  1.20%          B         $ 124.19      101
TARGET 2025 ALLOCATION............................  1.25%          B         $ 105.36       21
TARGET 2025 ALLOCATION............................  1.34%          B         $ 122.56      247
TARGET 2025 ALLOCATION............................  1.35%          B         $ 122.45       --
TARGET 2025 ALLOCATION............................  1.45%          B         $ 121.29       --

TARGET 2035 ALLOCATION............................  0.40%          B         $ 128.32        1
TARGET 2035 ALLOCATION............................  0.50%          B         $ 135.40        4
TARGET 2035 ALLOCATION............................  0.70%          B         $ 132.89        2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
TARGET 2035 ALLOCATION............................  0.90%         B          $ 130.41       24
TARGET 2035 ALLOCATION............................  0.95%         B          $ 129.80        5
TARGET 2035 ALLOCATION............................  1.00%         B          $ 129.20       --
TARGET 2035 ALLOCATION............................  1.10%         B          $ 127.98       10
TARGET 2035 ALLOCATION............................  1.20%         B          $ 126.78      116
TARGET 2035 ALLOCATION............................  1.25%         B          $ 105.88       10
TARGET 2035 ALLOCATION............................  1.34%         B          $ 125.12      239
TARGET 2035 ALLOCATION............................  1.35%         B          $ 125.00       --
TARGET 2035 ALLOCATION............................  1.45%         B          $ 123.82       --

TARGET 2045 ALLOCATION............................  0.40%         B          $ 131.97        1
TARGET 2045 ALLOCATION............................  0.50%         B          $ 136.17        3
TARGET 2045 ALLOCATION............................  0.70%         B          $ 133.63       --
TARGET 2045 ALLOCATION............................  0.90%         B          $ 131.15       19
TARGET 2045 ALLOCATION............................  0.95%         B          $ 130.53        6
TARGET 2045 ALLOCATION............................  1.00%         B          $ 129.92       --
TARGET 2045 ALLOCATION............................  1.10%         B          $ 128.70       11
TARGET 2045 ALLOCATION............................  1.20%         B          $ 127.49      116
TARGET 2045 ALLOCATION............................  1.25%         B          $ 104.77        6
TARGET 2045 ALLOCATION............................  1.34%         B          $ 125.82      177
TARGET 2045 ALLOCATION............................  1.35%         B          $ 125.70        1
TARGET 2045 ALLOCATION............................  1.45%         B          $ 124.52       --

TARGET 2055 ALLOCATION............................  0.50%         B          $  91.95        1
TARGET 2055 ALLOCATION............................  0.90%         B          $  91.72       --
TARGET 2055 ALLOCATION............................  1.00%         B          $  91.66       --
TARGET 2055 ALLOCATION............................  1.10%         B          $  91.60       --
TARGET 2055 ALLOCATION............................  1.20%         B          $  91.54        4
TARGET 2055 ALLOCATION............................  1.34%         B          $  91.46        1

TEMPLETON GLOBAL BOND VIP FUND....................  0.50%      CLASS 2       $ 115.46        8
TEMPLETON GLOBAL BOND VIP FUND....................  0.70%      CLASS 2       $ 114.14       --
TEMPLETON GLOBAL BOND VIP FUND....................  0.80%      CLASS 2       $ 113.49        1
TEMPLETON GLOBAL BOND VIP FUND....................  0.90%      CLASS 2       $ 112.84        4
TEMPLETON GLOBAL BOND VIP FUND....................  1.00%      CLASS 2       $ 112.19        1
TEMPLETON GLOBAL BOND VIP FUND....................  1.10%      CLASS 2       $ 111.55        3
TEMPLETON GLOBAL BOND VIP FUND....................  1.20%      CLASS 2       $ 110.91      410

VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.50%   CLASS S SHARES   $  49.76        1
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.70%   CLASS S SHARES   $  49.30        1
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.80%   CLASS S SHARES   $  49.07       --
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.90%   CLASS S SHARES   $  48.84       17
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.95%   CLASS S SHARES   $  48.72        9
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.00%   CLASS S SHARES   $  48.61       --
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.10%   CLASS S SHARES   $  48.38       11
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.20%   CLASS S SHARES   $  48.15       87
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.25%   CLASS S SHARES   $  48.04       25
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.34%   CLASS S SHARES   $  47.84      167
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.45%   CLASS S SHARES   $  47.59       --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a--.
+ In 2015, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in its entirety. In 2015, the contract charges were 0.00%.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                           ALL ASSET
                                                                           ALL ASSET        ALL ASSET       MODERATE
                                                                       AGGRESSIVE-ALT 25* GROWTH-ALT 20* GROWTH-ALT 15*
                                                                       ------------------ -------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................     $  61,939       $   458,672     $  47,736
  Expenses:
   Asset-based charges................................................        84,261           691,494        60,741
                                                                           ---------       -----------     ---------
   Net Expenses.......................................................        84,261           691,494        60,741
                                                                           ---------       -----------     ---------

NET INVESTMENT INCOME (LOSS)..........................................       (22,322)         (232,822)      (13,005)
                                                                           ---------       -----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       (48,168)          846,446       (22,627)
   Net realized gain distribution from the Portfolios.................       118,205         1,562,840        57,789
                                                                           ---------       -----------     ---------
  Net realized gain (loss) on investments.............................        70,037         2,409,286        35,162
                                                                           ---------       -----------     ---------

  Net change in unrealized appreciation (depreciation) of investments.      (531,819)       (5,040,309)     (306,085)
                                                                           ---------       -----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (461,782)       (2,631,023)     (270,923)
                                                                           ---------       -----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     $(484,104)      $(2,863,845)    $(283,928)
                                                                           =========       ===========     =========

                                                                         AMERICAN
                                                                        CENTURY VP    AMERICAN FUNDS
                                                                         MID CAP    INSURANCE SERIES(R) AXA 400 MANAGED
                                                                        VALUE FUND     BOND FUND/SM/      VOLATILITY*
                                                                       -----------  ------------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   308,863       $ 389,109        $    41,927
  Expenses:
   Asset-based charges................................................     243,522         247,074             91,501
                                                                       -----------       ---------        -----------
   Net Expenses.......................................................     243,522         247,074             91,501
                                                                       -----------       ---------        -----------

NET INVESTMENT INCOME (LOSS)..........................................      65,341         142,035            (49,574)
                                                                       -----------       ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     760,387         (86,251)           341,662
   Net realized gain distribution from the Portfolios.................     801,948         421,141            401,632
                                                                       -----------       ---------        -----------
  Net realized gain (loss) on investments.............................   1,562,335         334,890            743,294
                                                                       -----------       ---------        -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,283,043)       (839,154)        (1,032,876)
                                                                       -----------       ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (720,708)       (504,264)          (289,582)
                                                                       -----------       ---------        -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (655,367)      $(362,229)       $  (339,156)
                                                                       ===========       =========        ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       AXA 500 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE
                                                                         VOLATILITY*     VOLATILITY*     ALLOCATION*
                                                                       --------------- ---------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $ 137,506       $  16,754      $  5,610,648
  Expenses:
   Asset-based charges................................................      176,479          51,180         7,259,301
                                                                          ---------       ---------      ------------
   Net Expenses.......................................................      176,479          51,180         7,259,301
                                                                          ---------       ---------      ------------

NET INVESTMENT INCOME (LOSS)..........................................      (38,973)        (34,426)       (1,648,653)
                                                                          ---------       ---------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      561,344          84,993        11,911,879
   Net realized gain distribution from the Portfolios.................      258,716         169,154        35,930,030
                                                                          ---------       ---------      ------------
  Net realized gain (loss) on investments.............................      820,060         254,147        47,841,909
                                                                          ---------       ---------      ------------

  Net change in unrealized appreciation (depreciation) of investments.     (894,623)       (494,315)      (63,571,860)
                                                                          ---------       ---------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (74,563)       (240,168)      (15,729,951)
                                                                          ---------       ---------      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $(113,536)      $(274,594)     $(17,378,604)
                                                                          =========       =========      ============

                                                                       AXA BALANCED AXA CONSERVATIVE
                                                                        STRATEGY*     ALLOCATION*
                                                                       ------------ ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,077,185    $   947,528
  Expenses:
   Asset-based charges................................................   1,354,523      1,440,877
                                                                       -----------    -----------
   Net Expenses.......................................................   1,354,523      1,440,877
                                                                       -----------    -----------

NET INVESTMENT INCOME (LOSS)..........................................    (277,338)      (493,349)
                                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   1,121,921        (39,014)
   Net realized gain distribution from the Portfolios.................     870,141      2,002,544
                                                                       -----------    -----------
  Net realized gain (loss) on investments.............................   1,992,062      1,963,530
                                                                       -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.  (3,891,385)    (3,127,629)
                                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,899,323)    (1,164,099)
                                                                       -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(2,176,661)   $(1,657,448)
                                                                       ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                       AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE-
                                                                       GROWTH STRATEGY*    STRATEGY*     PLUS ALLOCATION*
                                                                       ---------------- ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $ 209,944        $  67,080       $  1,738,286
  Expenses:
   Asset-based charges................................................      263,736           97,121          2,564,583
                                                                          ---------        ---------       ------------
   Net Expenses.......................................................      263,736           97,121          2,564,583
                                                                          ---------        ---------       ------------

NET INVESTMENT INCOME (LOSS)..........................................      (53,792)         (30,041)          (826,297)
                                                                          ---------        ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      235,661           55,986          1,203,351
   Net realized gain distribution from the Portfolios.................      141,162           10,965          7,287,763
                                                                          ---------        ---------       ------------
  Net realized gain (loss) on investments.............................      376,823           66,951          8,491,114
                                                                          ---------        ---------       ------------

  Net change in unrealized appreciation (depreciation) of investments.     (703,988)        (150,391)       (11,544,874)
                                                                          ---------        ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (327,165)         (83,440)        (3,053,760)
                                                                          ---------        ---------       ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $(380,957)       $(113,481)      $ (3,880,057)
                                                                          =========        =========       ============

                                                                         AXA GLOBAL              AXA INTERNATIONAL
                                                                       EQUITY MANAGED AXA GROWTH   CORE MANAGED
                                                                        VOLATILITY*   STRATEGY*     VOLATILITY*
                                                                       -------------- ---------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  3,448,550   $ 15,015     $    98,641
  Expenses:
   Asset-based charges................................................     5,034,712     15,191       2,222,000
                                                                        ------------   --------     -----------
   Net Expenses.......................................................     5,034,712     15,191       2,222,000
                                                                        ------------   --------     -----------

NET INVESTMENT INCOME (LOSS)..........................................    (1,586,162)      (176)     (2,123,359)
                                                                        ------------   --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    15,160,473     11,755       2,508,135
   Net realized gain distribution from the Portfolios.................            --     13,760              --
                                                                        ------------   --------     -----------
  Net realized gain (loss) on investments.............................    15,160,473     25,515       2,508,135
                                                                        ------------   --------     -----------

  Net change in unrealized appreciation (depreciation) of investments.   (24,327,235)   (51,332)     (9,532,077)
                                                                        ------------   --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (9,166,762)   (25,817)     (7,023,942)
                                                                        ------------   --------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(10,752,924)  $(25,993)    $(9,147,301)
                                                                        ============   ========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                           AXA INTERNATIONAL AXA LARGE CAP
                                                                        AXA INTERNATIONAL    VALUE MANAGED   CORE MANAGED
                                                                       MANAGED VOLATILITY*    VOLATILITY*     VOLATILITY*
                                                                       ------------------- ----------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................      $   3,251        $    198,064     $   283,903
  Expenses:
   Asset-based charges................................................        101,403           2,529,388         398,727
                                                                            ---------        ------------     -----------
   Net Expenses.......................................................        101,403           2,529,388         398,727
                                                                            ---------        ------------     -----------

NET INVESTMENT INCOME (LOSS)..........................................        (98,152)         (2,331,324)       (114,824)
                                                                            ---------        ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................        142,047           5,274,051       1,491,732
   Net realized gain distribution from the Portfolios.................        248,312                  --         438,086
                                                                            ---------        ------------     -----------
  Net realized gain (loss) on investments.............................        390,359           5,274,051       1,929,818
                                                                            ---------        ------------     -----------

  Net change in unrealized appreciation (depreciation) of investments.       (649,052)        (10,897,653)     (2,057,803)
                                                                            ---------        ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       (258,693)         (5,623,602)       (127,985)
                                                                            ---------        ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......      $(356,845)       $ (7,954,926)    $  (242,809)
                                                                            =========        ============     ===========

                                                                       AXA LARGE CAP  AXA LARGE CAP  AXA MID CAP
                                                                       GROWTH MANAGED VALUE MANAGED VALUE MANAGED
                                                                        VOLATILITY*    VOLATILITY*   VOLATILITY*
                                                                       -------------- ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  1,912,077  $ 13,688,966  $  3,804,744
  Expenses:
   Asset-based charges................................................     8,796,826    11,373,941     6,636,959
                                                                        ------------  ------------  ------------
   Net Expenses.......................................................     8,796,826    11,373,941     6,636,959
                                                                        ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)..........................................    (6,884,749)    2,315,025    (2,832,215)
                                                                        ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    44,782,283    30,450,271    43,136,121
   Net realized gain distribution from the Portfolios.................    29,088,654            --            --
                                                                        ------------  ------------  ------------
  Net realized gain (loss) on investments.............................    73,870,937    30,450,271    43,136,121
                                                                        ------------  ------------  ------------

  Net change in unrealized appreciation (depreciation) of investments.   (48,808,750)  (78,936,335)  (63,820,929)
                                                                        ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    25,062,187   (48,486,064)  (20,684,808)
                                                                        ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 18,177,438  $(46,171,039) $(23,517,023)
                                                                        ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       AXA MODERATE    AXA MODERATE    AXA MODERATE-
                                                                       ALLOCATION*   GROWTH STRATEGY* PLUS ALLOCATION*
                                                                       ------------  ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 13,844,462    $   395,879      $  9,716,826
  Expenses:
   Asset-based charges................................................   22,717,938        389,570        13,564,777
   Less: Reduction for expense limitation.............................   (6,081,129)            --                --
                                                                       ------------    -----------      ------------
   Net Expenses.......................................................   16,636,809        389,570        13,564,777
                                                                       ------------    -----------      ------------

NET INVESTMENT INCOME (LOSS)..........................................   (2,792,347)         6,309        (3,847,951)
                                                                       ------------    -----------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    1,220,973        235,346        15,690,861
   Net realized gain distribution from the Portfolios.................   59,880,219        332,074        49,590,746
                                                                       ------------    -----------      ------------
  Net realized gain (loss) on investments.............................   61,101,192        567,420        65,281,607
                                                                       ------------    -----------      ------------

  Net change in unrealized appreciation (depreciation) of investments.  (88,586,489)    (1,357,790)      (88,376,532)
                                                                       ------------    -----------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (27,485,297)      (790,370)      (23,094,925)
                                                                       ------------    -----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(30,277,644)   $  (784,061)     $(26,942,876)
                                                                       ============    ===========      ============

                                                                       AXA SMARTBETA  AXA/AB DYNAMIC  AXA/AB SMALL CAP
                                                                        EQUITY*(B)   MODERATE GROWTH*     GROWTH*
                                                                       ------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $   835       $ 102,637       $    165,951
  Expenses:
   Asset-based charges................................................        166         157,891          4,716,212
   Less: Reduction for expense limitation.............................         --              --                 --
                                                                          -------       ---------       ------------
   Net Expenses.......................................................        166         157,891          4,716,212
                                                                          -------       ---------       ------------

NET INVESTMENT INCOME (LOSS)..........................................        669         (55,254)        (4,550,261)
                                                                          -------       ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       (122)        255,280         11,131,779
   Net realized gain distribution from the Portfolios.................        107         103,503         37,535,650
                                                                          -------       ---------       ------------
  Net realized gain (loss) on investments.............................        (15)        358,783         48,667,429
                                                                          -------       ---------       ------------

  Net change in unrealized appreciation (depreciation) of investments.     (2,015)       (575,002)       (58,282,278)
                                                                          -------       ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (2,030)       (216,219)        (9,614,849)
                                                                          -------       ---------       ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $(1,361)      $(271,473)      $(14,165,110)
                                                                          =======       =========       ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                           AXA/FRANKLIN
                                                                         AXA/DOUBLELINE     AXA/FRANKLIN     SMALL CAP
                                                                         OPPORTUNISTIC    BALANCED MANAGED VALUE MANAGED
                                                                       CORE PLUS BOND*(B)   VOLATILITY*     VOLATILITY*
                                                                       ------------------ ---------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................      $ 11,373        $ 2,136,839     $    39,991
  Expenses:
   Asset-based charges................................................         2,269          1,171,127         224,094
                                                                            --------        -----------     -----------
   Net Expenses.......................................................         2,269          1,171,127         224,094
                                                                            --------        -----------     -----------

NET INVESTMENT INCOME (LOSS)..........................................         9,104            965,712        (184,103)
                                                                            --------        -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................          (666)         3,707,923       1,265,164
   Net realized gain distribution from the Portfolios.................            --                 --              --
                                                                            --------        -----------     -----------
  Net realized gain (loss) on investments.............................          (666)         3,707,923       1,265,164
                                                                            --------        -----------     -----------

  Net change in unrealized appreciation (depreciation) of investments.       (19,081)        (8,637,323)     (2,444,955)
                                                                            --------        -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       (19,747)        (4,929,400)     (1,179,791)
                                                                            --------        -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......      $(10,643)       $(3,963,688)    $(1,363,894)
                                                                            ========        ===========     ===========

                                                                       AXA/FRANKLIN
                                                                        TEMPLETON
                                                                        ALLOCATION  AXA/HORIZON
                                                                         MANAGED     SMALL CAP    AXA/LOOMIS
                                                                       VOLATILITY*   VALUE*(B)  SAYLES GROWTH*
                                                                       ------------ ----------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   898,838    $   285     $   53,354
  Expenses:
   Asset-based charges................................................     922,440        119        549,731
                                                                       -----------    -------     ----------
   Net Expenses.......................................................     922,440        119        549,731
                                                                       -----------    -------     ----------

NET INVESTMENT INCOME (LOSS)..........................................     (23,602)       166       (496,377)
                                                                       -----------    -------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   3,395,235       (139)       (24,125)
   Net realized gain distribution from the Portfolios.................     386,259      2,914        477,160
                                                                       -----------    -------     ----------
  Net realized gain (loss) on investments.............................   3,781,494      2,775        453,035
                                                                       -----------    -------     ----------

  Net change in unrealized appreciation (depreciation) of investments.  (6,678,966)    (6,704)     4,126,754
                                                                       -----------    -------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (2,897,472)    (3,929)     4,579,789
                                                                       -----------    -------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(2,921,074)   $(3,763)    $4,083,412
                                                                       ===========    =======     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                         AXA/MUTUAL                    AXA/TEMPLETON
                                                                         LARGE CAP      AXA/PACIFIC    GLOBAL EQUITY
                                                                       EQUITY MANAGED GLOBAL SMALL CAP    MANAGED
                                                                        VOLATILITY*      VALUE*(B)      VOLATILITY*
                                                                       -------------- ---------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   505,576       $    161      $        --
  Expenses:
   Asset-based charges................................................      362,009            330          594,157
                                                                        -----------       --------      -----------
   Net Expenses.......................................................      362,009            330          594,157
                                                                        -----------       --------      -----------

NET INVESTMENT INCOME (LOSS)..........................................      143,567           (169)        (594,157)
                                                                        -----------       --------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    1,994,854           (415)       2,149,212
   Net realized gain distribution from the Portfolios.................           --          2,069               --
                                                                        -----------       --------      -----------
  Net realized gain (loss) on investments.............................    1,994,854          1,654        2,149,212
                                                                        -----------       --------      -----------

  Net change in unrealized appreciation (depreciation) of investments.   (3,109,126)       (16,914)      (3,310,914)
                                                                        -----------       --------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (1,114,272)       (15,260)      (1,161,702)
                                                                        -----------       --------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $  (970,705)      $(15,429)     $(1,755,859)
                                                                        ===========       ========      ===========

                                                                        CHARTER/SM/   CHARTER/SM
                                                                       INTERNATIONAL /MULTI-SECTOR    CHARTER/SM
                                                                       MODERATE*(B)      BOND*     /REAL ASSETS*(B)
                                                                       ------------- ------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................     $ 257      $ 1,481,743       $ 118
  Expenses:
   Asset-based charges................................................        32        1,231,247          30
                                                                           -----      -----------       -----
   Net Expenses.......................................................        32        1,231,247          30
                                                                           -----      -----------       -----

NET INVESTMENT INCOME (LOSS)..........................................       225          250,496          88
                                                                           -----      -----------       -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................        --       (1,913,717)         (8)
   Net realized gain distribution from the Portfolios.................         6               --          --
                                                                           -----      -----------       -----
  Net realized gain (loss) on investments.............................         6       (1,913,717)         (8)
                                                                           -----      -----------       -----

  Net change in unrealized appreciation (depreciation) of investments.      (972)        (117,237)       (504)
                                                                           -----      -----------       -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (966)      (2,030,954)       (512)
                                                                           -----      -----------       -----

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     $(741)     $(1,780,458)      $(424)
                                                                           =====      ===========       =====

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       CHARTER/SM/   CHARTER/SM/  EQ/BLACKROCK     EQ/BOSTON
                                                                        SMALL CAP    SMALL CAP    BASIC VALUE   ADVISORS EQUITY
                                                                         GROWTH*       VALUE*       EQUITY*         INCOME*
                                                                       -----------  ------------  ------------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   118,884  $    600,850  $  9,044,494   $  1,659,440
  Expenses:
   Asset-based charges................................................     590,219     1,479,339     8,784,994      1,323,253
   Less: Reduction for expense limitation.............................         (42)         (184)           --             --
                                                                       -----------  ------------  ------------   ------------
   Net Expenses.......................................................     590,177     1,479,155     8,784,994      1,323,253
                                                                       -----------  ------------  ------------   ------------

NET INVESTMENT INCOME (LOSS)..........................................    (471,293)     (878,305)      259,500        336,187
                                                                       -----------  ------------  ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   3,020,979     6,738,494    41,625,785      3,208,847
   Net realized gain distribution from the Portfolios.................          --            --            --      9,139,680
                                                                       -----------  ------------  ------------   ------------
  Net realized gain (loss) on investments.............................   3,020,979     6,738,494    41,625,785     12,348,527
                                                                       -----------  ------------  ------------   ------------

  Net change in unrealized appreciation (depreciation) of investments.  (5,664,334)  (23,006,772)  (92,720,310)   (15,836,124)
                                                                       -----------  ------------  ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (2,643,355)  (16,268,278)  (51,094,525)    (3,487,597)
                                                                       -----------  ------------  ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(3,114,648) $(17,146,583) $(50,835,025)  $ (3,151,410)
                                                                       ===========  ============  ============   ============

                                                                        EQ/CALVERT   EQ/CAPITAL
                                                                         SOCIALLY     GUARDIAN
                                                                       RESPONSIBLE*  RESEARCH*
                                                                       ------------ -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   453,961  $ 1,167,063
  Expenses:
   Asset-based charges................................................     572,002    2,641,100
   Less: Reduction for expense limitation.............................          --           --
                                                                       -----------  -----------
   Net Expenses.......................................................     572,002    2,641,100
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................    (118,041)  (1,474,037)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   4,652,010   12,347,754
   Net realized gain distribution from the Portfolios.................   4,691,856           --
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................   9,343,866   12,347,754
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (9,588,431)  (9,351,491)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (244,565)   2,996,263
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (362,606) $ 1,522,226
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                   EQ/EMERGING
                                                                         EQ/COMMON      EQ/CORE      MARKETS     EQ/EQUITY
                                                                        STOCK INDEX*  BOND INDEX*  EQUITY PLUS*  500 INDEX*
                                                                       -------------  -----------  ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  31,207,112  $ 1,675,868   $  27,605   $ 19,188,774
  Expenses:
   Asset-based charges................................................    32,917,570    1,397,165      47,603     15,169,282
   Less: Reduction for expense limitation.............................    (6,183,697)          --          --             --
                                                                       -------------  -----------   ---------   ------------
   Net Expenses.......................................................    26,733,873    1,397,165      47,603     15,169,282
                                                                       -------------  -----------   ---------   ------------

NET INVESTMENT INCOME (LOSS)..........................................     4,473,239      278,703     (19,998)     4,019,492
                                                                       -------------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    85,439,268      705,091    (126,246)    66,265,343
   Net realized gain distribution from the Portfolios.................            --           --          --     21,266,543
                                                                       -------------  -----------   ---------   ------------
  Net realized gain (loss) on investments.............................    85,439,268      705,091    (126,246)    87,531,886
                                                                       -------------  -----------   ---------   ------------

  Net change in unrealized appreciation (depreciation) of investments.  (115,492,007)  (1,890,312)   (714,681)   (96,695,840)
                                                                       -------------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (30,052,739)  (1,185,221)   (840,927)    (9,163,954)
                                                                       -------------  -----------   ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ (25,579,500) $  (906,518)  $(860,925)  $ (5,144,462)
                                                                       =============  ===========   =========   ============

                                                                         EQ/GAMCO      EQ/GAMCO
                                                                        MERGERS AND  SMALL COMPANY
                                                                       ACQUISITIONS*    VALUE*
                                                                       ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $      --   $   3,849,265
  Expenses:
   Asset-based charges................................................     243,119       9,092,779
   Less: Reduction for expense limitation.............................          --              --
                                                                         ---------   -------------
   Net Expenses.......................................................     243,119       9,092,779
                                                                         ---------   -------------

NET INVESTMENT INCOME (LOSS)..........................................    (243,119)     (5,243,514)
                                                                         ---------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     116,149      30,250,289
   Net realized gain distribution from the Portfolios.................     848,073      37,247,592
                                                                         ---------   -------------
  Net realized gain (loss) on investments.............................     964,222      67,497,881
                                                                         ---------   -------------

  Net change in unrealized appreciation (depreciation) of investments.    (463,134)   (112,808,601)
                                                                         ---------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     501,088     (45,310,720)
                                                                         ---------   -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ 257,969   $ (50,554,234)
                                                                         =========   =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                      EQ/
                                                                                                  INTERMEDIATE      EQ/
                                                                        EQ/GLOBAL   EQ/HIGH YIELD  GOVERNMENT  INTERNATIONAL
                                                                        BOND PLUS*      BOND*        BOND*     EQUITY INDEX*
                                                                       -----------  ------------- ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    28,863    $ 323,618    $ 372,479   $  9,106,259
  Expenses:
   Asset-based charges................................................     811,420       56,495      816,879      5,152,785
   Less: Reduction for expense limitation.............................          --           --       (4,898)            --
                                                                       -----------    ---------    ---------   ------------
   Net Expenses.......................................................     811,420       56,495      811,981      5,152,785
                                                                       -----------    ---------    ---------   ------------

NET INVESTMENT INCOME (LOSS)..........................................    (782,557)     267,123     (439,502)     3,953,474
                                                                       -----------    ---------    ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (2,229,923)     (56,902)     352,926       (740,269)
   Net realized gain distribution from the Portfolios.................      82,366           --       69,835             --
                                                                       -----------    ---------    ---------   ------------
  Net realized gain (loss) on investments.............................  (2,147,557)     (56,902)     422,761       (740,269)
                                                                       -----------    ---------    ---------   ------------

  Net change in unrealized appreciation (depreciation) of investments.    (389,243)    (487,333)    (494,052)   (15,496,968)
                                                                       -----------    ---------    ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (2,536,800)    (544,235)     (71,291)   (16,237,237)
                                                                       -----------    ---------    ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(3,319,357)   $(277,112)   $(510,793)  $(12,283,763)
                                                                       ===========    =========    =========   ============

                                                                                      EQ/JPMORGAN
                                                                        EQ/INVESCO       VALUE
                                                                        COMSTOCK*    OPPORTUNITIES*
                                                                       ------------  --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  2,528,524   $   489,098
  Expenses:
   Asset-based charges................................................    1,522,380       892,200
   Less: Reduction for expense limitation.............................           --            --
                                                                       ------------   -----------
   Net Expenses.......................................................    1,522,380       892,200
                                                                       ------------   -----------

NET INVESTMENT INCOME (LOSS)..........................................    1,006,144      (403,102)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    5,472,205     6,266,035
   Net realized gain distribution from the Portfolios.................           --            --
                                                                       ------------   -----------
  Net realized gain (loss) on investments.............................    5,472,205     6,266,035
                                                                       ------------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  (15,426,357)   (8,340,830)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (9,954,152)   (2,074,795)
                                                                       ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ (8,948,008)  $(2,477,897)
                                                                       ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                       EQ/LARGE       EQ/MFS
                                                                       EQ/LARGE CAP    CAP VALUE   INTERNATIONAL  EQ/MID CAP
                                                                       GROWTH INDEX*    INDEX*        GROWTH*       INDEX*
                                                                       ------------- ------------  ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  1,737,305  $  1,263,351   $   597,294  $  4,120,274
  Expenses:
   Asset-based charges................................................    2,528,177       820,809     1,241,069     6,025,201
                                                                       ------------  ------------   -----------  ------------
   Net Expenses.......................................................    2,528,177       820,809     1,241,069     6,025,201
                                                                       ------------  ------------   -----------  ------------

NET INVESTMENT INCOME (LOSS)..........................................     (790,872)      442,542      (643,775)   (1,904,927)
                                                                       ------------  ------------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   15,325,187     5,031,768     1,647,054    35,250,818
   Net realized gain distribution from the Portfolios.................   17,674,185     1,580,170     1,493,111            --
                                                                       ------------  ------------   -----------  ------------
  Net realized gain (loss) on investments.............................   32,999,372     6,611,938     3,140,165    35,250,818
                                                                       ------------  ------------   -----------  ------------

  Net change in unrealized appreciation (depreciation) of investments.  (25,537,911)  (10,773,126)   (3,691,922)  (52,701,957)
                                                                       ------------  ------------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    7,461,461    (4,161,188)     (551,757)  (17,451,139)
                                                                       ------------  ------------   -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  6,670,589  $ (3,718,646)  $(1,195,532) $(19,356,066)
                                                                       ============  ============   ===========  ============

                                                                                     EQ/MORGAN
                                                                        EQ/MONEY  STANLEY MID CAP
                                                                        MARKET*       GROWTH*
                                                                       ---------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $      --   $         --
  Expenses:
   Asset-based charges................................................   868,712      3,572,673
                                                                       ---------   ------------
   Net Expenses.......................................................   868,712      3,572,673
                                                                       ---------   ------------

NET INVESTMENT INCOME (LOSS)..........................................  (868,712)    (3,572,673)
                                                                       ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (2,939)     3,653,973
   Net realized gain distribution from the Portfolios.................       366      7,053,628
                                                                       ---------   ------------
  Net realized gain (loss) on investments.............................    (2,573)    10,707,601
                                                                       ---------   ------------

  Net change in unrealized appreciation (depreciation) of investments.     1,702    (25,966,899)
                                                                       ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (871)   (15,259,298)
                                                                       ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(869,583)  $(18,831,971)
                                                                       =========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                        EQ/PIMCO    EQ/PIMCO
                                                                       EQ/OPPENHEIMER    GLOBAL       ULTRA      EQ/QUALITY
                                                                          GLOBAL*     REAL RETURN* SHORT BOND*   BOND PLUS*
                                                                       -------------- ------------ -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   323,315    $ 215,618   $   433,168  $ 1,015,589
  Expenses:
   Asset-based charges................................................    1,471,535      169,099     1,162,046    1,235,476
                                                                        -----------    ---------   -----------  -----------
   Net Expenses.......................................................    1,471,535      169,099     1,162,046    1,235,476
                                                                        -----------    ---------   -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................   (1,148,220)      46,519      (728,878)    (219,887)
                                                                        -----------    ---------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    5,905,110     (128,976)     (265,829)  (1,164,272)
   Net realized gain distribution from the Portfolios.................           --       92,875            --           --
                                                                        -----------    ---------   -----------  -----------
  Net realized gain (loss) on investments.............................    5,905,110      (36,101)     (265,829)  (1,164,272)
                                                                        -----------    ---------   -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   (3,494,544)    (631,101)     (425,701)     423,993
                                                                        -----------    ---------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    2,410,566     (667,202)     (691,530)    (740,279)
                                                                        -----------    ---------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 1,262,346    $(620,683)  $(1,420,408) $  (960,166)
                                                                        ===========    =========   ===========  ===========

                                                                         EQ/SMALL     EQ/T. ROWE
                                                                         COMPANY         PRICE
                                                                          INDEX*     GROWTH STOCK*
                                                                       ------------  -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  2,277,052   $        --
  Expenses:
   Asset-based charges................................................    3,118,202     4,725,540
                                                                       ------------   -----------
   Net Expenses.......................................................    3,118,202     4,725,540
                                                                       ------------   -----------

NET INVESTMENT INCOME (LOSS)..........................................     (841,150)   (4,725,540)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    8,987,073    25,341,736
   Net realized gain distribution from the Portfolios.................   19,822,124    14,684,696
                                                                       ------------   -----------
  Net realized gain (loss) on investments.............................   28,809,197    40,026,432
                                                                       ------------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  (42,226,883)   (4,870,953)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (13,417,686)   35,155,479
                                                                       ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(14,258,836)  $30,429,939
                                                                       ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                          EQ/UBS                   FIDELITY(R) VIP
                                                                         GROWTH &   EQ/WELLS FARGO  CONTRAFUND(R)
                                                                         INCOME*    OMEGA GROWTH*     PORTFOLIO
                                                                       -----------  -------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   203,932   $         --   $  2,545,077
  Expenses:
   Asset-based charges................................................     442,445      2,404,643      3,742,924
                                                                       -----------   ------------   ------------
   Net Expenses.......................................................     442,445      2,404,643      3,742,924
                                                                       -----------   ------------   ------------

NET INVESTMENT INCOME (LOSS)..........................................    (238,513)    (2,404,643)    (1,197,847)
                                                                       -----------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   4,235,704      1,683,368     12,370,485
   Net realized gain distribution from the Portfolios.................   4,501,878     12,669,725     25,581,275
                                                                       -----------   ------------   ------------
  Net realized gain (loss) on investments.............................   8,737,582     14,353,093     37,951,760
                                                                       -----------   ------------   ------------

  Net change in unrealized appreciation (depreciation) of investments.  (9,518,935)   (11,715,268)   (39,725,673)
                                                                       -----------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (781,353)     2,637,825     (1,773,913)
                                                                       -----------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(1,019,866)  $    233,182   $ (2,971,760)
                                                                       ===========   ============   ============

                                                                       FIDELITY(R) VIP FIDELITY(R) VIP GOLDMAN SACHS
                                                                        EQUITY-INCOME      MID CAP      VIT MID CAP
                                                                          PORTFOLIO       PORTFOLIO     VALUE FUND
                                                                       --------------- --------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $   235,593     $    76,565    $    53,954
  Expenses:
   Asset-based charges................................................        82,364         322,524        553,717
                                                                         -----------     -----------    -----------
   Net Expenses.......................................................        82,364         322,524        553,717
                                                                         -----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)..........................................       153,229        (245,959)      (499,763)
                                                                         -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................        56,995         282,819        (21,207)
   Net realized gain distribution from the Portfolios.................       614,624       2,863,350      3,444,780
                                                                         -----------     -----------    -----------
  Net realized gain (loss) on investments.............................       671,619       3,146,169      3,423,573
                                                                         -----------     -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.    (1,243,571)     (3,847,222)    (8,024,624)
                                                                         -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (571,952)       (701,053)    (4,601,051)
                                                                         -----------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $  (418,723)    $  (947,012)   $(5,100,814)
                                                                         ===========     ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                                                        DIVERSIFIED  GLOBAL REAL   HIGH YIELD  INTERNATIONAL
                                                                       DIVIDEND FUND ESTATE FUND      FUND      GROWTH FUND
                                                                       ------------- ------------ ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $ 158,302   $ 2,385,193  $ 1,520,017   $   684,383
  Expenses:
   Asset-based charges................................................      99,838       861,361      336,326       619,892
                                                                         ---------   -----------  -----------   -----------
   Net Expenses.......................................................      99,838       861,361      336,326       619,892
                                                                         ---------   -----------  -----------   -----------

NET INVESTMENT INCOME (LOSS)..........................................      58,464     1,523,832    1,183,691        64,491
                                                                         ---------   -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     263,278     1,497,503     (172,560)    1,530,461
   Net realized gain distribution from the Portfolios.................          --            --           --            --
                                                                         ---------   -----------  -----------   -----------
  Net realized gain (loss) on investments.............................     263,278     1,497,503     (172,560)    1,530,461
                                                                         ---------   -----------  -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.    (317,793)   (5,461,569)  (2,442,785)   (3,849,938)
                                                                         ---------   -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (54,515)   (3,964,066)  (2,615,345)   (2,319,477)
                                                                         ---------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $   3,949   $(2,440,234) $(1,431,654)  $(2,254,986)
                                                                         =========   ===========  ===========   ===========

                                                                       INVESCO V.I. INVESCO V.I.
                                                                       MID CAP CORE  SMALL CAP
                                                                       EQUITY FUND  EQUITY FUND
                                                                       ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    15,731  $        --
  Expenses:
   Asset-based charges................................................     188,163      108,585
                                                                       -----------  -----------
   Net Expenses.......................................................     188,163      108,585
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................    (172,432)    (108,585)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     349,762      258,830
   Net realized gain distribution from the Portfolios.................   1,435,163    1,844,839
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................   1,784,925    2,103,669
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,446,859)  (2,652,694)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (661,934)    (549,025)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (834,366) $  (657,610)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                                       IVY FUNDS     IVY FUNDS    IVY FUNDS
                                                                        IVY FUNDS      VIP HIGH     VIP MID CAP   VIP SMALL
                                                                        VIP ENERGY      INCOME        GROWTH      CAP GROWTH
                                                                       ------------  ------------  ------------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $     24,930  $ 10,470,499  $         --  $        --
  Expenses:
   Asset-based charges................................................      541,887     2,120,857     1,096,652      205,401
                                                                       ------------  ------------  ------------  -----------
   Net Expenses.......................................................      541,887     2,120,857     1,096,652      205,401
                                                                       ------------  ------------  ------------  -----------

NET INVESTMENT INCOME (LOSS)..........................................     (516,957)    8,349,642    (1,096,652)    (205,401)
                                                                       ------------  ------------  ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (2,751,742)     (654,762)    2,381,728     (548,528)
   Net realized gain distribution from the Portfolios.................      225,754     1,777,757     6,934,228    2,073,557
                                                                       ------------  ------------  ------------  -----------
  Net realized gain (loss) on investments.............................   (2,525,988)    1,122,995     9,315,956    1,525,029
                                                                       ------------  ------------  ------------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   (8,233,216)  (23,098,017)  (14,731,440)  (2,184,198)
                                                                       ------------  ------------  ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (10,759,204)  (21,975,022)   (5,415,484)    (659,169)
                                                                       ------------  ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(11,276,161) $(13,625,380) $ (6,512,136) $  (864,570)
                                                                       ============  ============  ============  ===========

                                                                           LAZARD
                                                                         RETIREMENT
                                                                          EMERGING        MFS(R)
                                                                       MARKETS EQUITY  INTERNATIONAL
                                                                         PORTFOLIO    VALUE PORTFOLIO
                                                                       -------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  1,647,756    $ 3,732,731
  Expenses:
   Asset-based charges................................................     1,689,626      2,551,236
                                                                        ------------    -----------
   Net Expenses.......................................................     1,689,626      2,551,236
                                                                        ------------    -----------

NET INVESTMENT INCOME (LOSS)..........................................       (41,870)     1,181,495
                                                                        ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (2,674,952)     8,756,128
   Net realized gain distribution from the Portfolios.................       374,724      2,135,922
                                                                        ------------    -----------
  Net realized gain (loss) on investments.............................    (2,300,228)    10,892,050
                                                                        ------------    -----------

  Net change in unrealized appreciation (depreciation) of investments.   (29,324,061)    (4,081,984)
                                                                        ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (31,624,289)     6,810,066
                                                                        ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(31,666,159)   $ 7,991,561
                                                                        ============    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                       MFS(R)
                                                                                    MASSACHUSETTS
                                                                          MFS(R)      INVESTORS     MFS(R)       MFS(R)
                                                                        INVESTORS   GROWTH STOCK  TECHNOLOGY    UTILITIES
                                                                       TRUST SERIES PORTFOLIO(A)  PORTFOLIO      SERIES
                                                                       ------------ ------------- ----------  ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    82,269   $    50,514  $       --  $  3,942,889
  Expenses:
   Asset-based charges................................................     149,446       102,231     580,191     1,229,305
   Less: Reduction for expense limitation.............................          --            --          --            --
                                                                       -----------   -----------  ----------  ------------
   Net Expenses.......................................................     149,446       102,231     580,191     1,229,305
                                                                       -----------   -----------  ----------  ------------

NET INVESTMENT INCOME (LOSS)..........................................     (67,177)      (51,717)   (580,191)    2,713,584
                                                                       -----------   -----------  ----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     669,795       278,559   3,691,604     2,056,384
   Net realized gain distribution from the Portfolios.................   1,293,401       637,874   1,486,648     6,920,207
                                                                       -----------   -----------  ----------  ------------
  Net realized gain (loss) on investments.............................   1,963,196       916,433   5,178,252     8,976,591
                                                                       -----------   -----------  ----------  ------------

  Net change in unrealized appreciation (depreciation) of investments.  (2,040,908)   (1,155,150)   (610,593)  (27,913,715)
                                                                       -----------   -----------  ----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (77,712)     (238,717)  4,567,659   (18,937,124)
                                                                       -----------   -----------  ----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (144,889)  $  (290,434) $3,987,468  $(16,223,540)
                                                                       ===========   ===========  ==========  ============


                                                                       MULTIMANAGER
                                                                        AGGRESSIVE  MULTIMANAGER
                                                                         EQUITY*     CORE BOND*
                                                                       ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   984,317  $ 2,411,707
  Expenses:
   Asset-based charges................................................   8,369,500    1,548,377
   Less: Reduction for expense limitation.............................  (2,777,308)          --
                                                                       -----------  -----------
   Net Expenses.......................................................   5,592,192    1,548,377
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................  (4,607,875)     863,330
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  27,399,779   (1,945,759)
   Net realized gain distribution from the Portfolios.................          --           --
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................  27,399,779   (1,945,759)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (3,090,422)    (232,836)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  24,309,357   (2,178,595)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $19,701,482  $(1,315,265)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on March 27, 2015.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       MULTIMANAGER  MULTIMANAGER               OPPENHEIMER
                                                                         MID CAP       MID CAP    MULTIMANAGER  MAIN STREET
                                                                         GROWTH*        VALUE*    TECHNOLOGY*   FUND(R)/VA
                                                                       ------------  ------------ ------------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $         --  $   402,148  $         --   $  15,945
  Expenses:
   Asset-based charges................................................    1,021,770      770,994     1,918,749      25,129
                                                                       ------------  -----------  ------------   ---------
   Net Expenses.......................................................    1,021,770      770,994     1,918,749      25,129
                                                                       ------------  -----------  ------------   ---------

NET INVESTMENT INCOME (LOSS)..........................................   (1,021,770)    (368,846)   (1,918,749)     (9,184)
                                                                       ------------  -----------  ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    2,693,193    4,349,016    12,911,787      70,236
   Net realized gain distribution from the Portfolios.................    6,815,513           --    10,758,589     373,003
                                                                       ------------  -----------  ------------   ---------
  Net realized gain (loss) on investments.............................    9,508,706    4,349,016    23,670,376     443,239
                                                                       ------------  -----------  ------------   ---------

  Net change in unrealized appreciation (depreciation) of investments.  (10,536,292)  (7,860,004)  (14,489,931)   (388,538)
                                                                       ------------  -----------  ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (1,027,586)  (3,510,988)    9,180,445      54,701
                                                                       ------------  -----------  ------------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ (2,049,356) $(3,879,834) $  7,261,696   $  45,517
                                                                       ============  ===========  ============   =========

                                                                               PIMCO
                                                                       COMMODITYREALRETURN(R) TARGET 2015
                                                                         STRATEGY PORTFOLIO   ALLOCATION*
                                                                       ---------------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................      $   232,270        $ 279,937
  Expenses:
   Asset-based charges................................................           66,817          305,163
                                                                            -----------        ---------
   Net Expenses.......................................................           66,817          305,163
                                                                            -----------        ---------

NET INVESTMENT INCOME (LOSS)..........................................          165,453          (25,226)
                                                                            -----------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................         (733,882)         (17,414)
   Net realized gain distribution from the Portfolios.................               --          291,569
                                                                            -----------        ---------
  Net realized gain (loss) on investments.............................         (733,882)         274,155
                                                                            -----------        ---------

  Net change in unrealized appreciation (depreciation) of investments.       (1,141,016)        (993,286)
                                                                            -----------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       (1,874,898)        (719,131)
                                                                            -----------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......      $(1,709,445)       $(744,357)
                                                                            ===========        =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                       TARGET 2025  TARGET 2035  TARGET 2045   TARGET 2055
                                                                       ALLOCATION*  ALLOCATION*  ALLOCATION*  ALLOCATION*(B)
                                                                       -----------  -----------  -----------  --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   689,479  $   666,204  $   567,817     $  7,385
  Expenses:
   Asset-based charges................................................     674,708      633,852      517,049        1,560
                                                                       -----------  -----------  -----------     --------
   Net Expenses.......................................................     674,708      633,852      517,049        1,560
                                                                       -----------  -----------  -----------     --------

NET INVESTMENT INCOME (LOSS)..........................................      14,771       32,352       50,768        5,825
                                                                       -----------  -----------  -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     791,938      940,952      641,641         (690)
   Net realized gain distribution from the Portfolios.................     721,427      772,153      696,096          520
                                                                       -----------  -----------  -----------     --------
  Net realized gain (loss) on investments.............................   1,513,365    1,713,105    1,337,737         (170)
                                                                       -----------  -----------  -----------     --------

  Net change in unrealized appreciation (depreciation) of investments.  (3,332,037)  (3,456,752)  (2,945,712)     (19,362)
                                                                       -----------  -----------  -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,818,672)  (1,743,647)  (1,607,975)     (19,532)
                                                                       -----------  -----------  -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(1,803,901) $(1,711,295) $(1,557,207)    $(13,707)
                                                                       ===========  ===========  ===========     ========

                                                                        TEMPLETON   VAN ECK VIP
                                                                       GLOBAL BOND  GLOBAL HARD
                                                                        VIP FUND    ASSETS FUND
                                                                       -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 3,402,213  $     5,386
  Expenses:
   Asset-based charges................................................     519,666      231,031
                                                                       -----------  -----------
   Net Expenses.......................................................     519,666      231,031
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................   2,882,547     (225,645)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (712,986)  (1,223,149)
   Net realized gain distribution from the Portfolios.................     220,971           --
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................    (492,015)  (1,223,149)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (4,904,619)  (5,869,339)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (5,396,634)  (7,092,488)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(2,514,087) $(7,318,133)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                          ALL ASSET                ALL ASSET           ALL ASSET MODERATE
                                                     AGGRESSIVE-ALT 25*         GROWTH-ALT 20*           GROWTH-ALT 15*
                                                   ----------------------  ------------------------  ----------------------
                                                      2015        2014         2015         2014        2015        2014
                                                   ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (22,322) $   31,181  $  (232,822) $   124,090  $  (13,005) $   28,411
 Net realized gain (loss) on investments..........     70,037      79,934    2,409,286    1,816,751      35,162      40,320
 Net change in unrealized appreciation
   (depreciation) of investments..................   (531,819)   (110,353)  (5,040,309)  (1,400,170)   (306,085)    (68,646)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................   (484,104)        762   (2,863,845)     540,671    (283,928)         85
                                                   ----------  ----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  2,491,151   2,457,530    8,787,300    9,103,410   2,081,982   1,300,044
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  1,165,901   1,670,726   (3,949,026)    (642,926)    937,936   1,594,484
 Redemptions for contract benefits and
   terminations...................................   (208,094)   (199,397)  (4,265,364)  (3,881,854)   (411,467)    (78,951)
 Contract maintenance charges.....................    (13,765)     (5,701)     (60,485)     (57,186)     (6,898)     (1,628)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  3,435,193   3,923,158      512,425    4,521,444   2,601,553   2,813,949
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................      1,800         (35)          --           --          12          --
                                                   ----------  ----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............  2,952,889   3,923,885   (2,351,420)   5,062,115   2,317,637   2,814,034
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  5,080,978   1,157,093   55,179,446   50,117,331   3,193,933     379,899
                                                   ----------  ----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $8,033,867  $5,080,978  $52,828,026  $55,179,446  $5,511,570  $3,193,933
                                                   ==========  ==========  ===========  ===========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         54          47           78           85          35          31
 Redeemed.........................................        (22)        (12)         (74)         (54)        (11)         (4)
                                                   ----------  ----------  -----------  -----------  ----------  ----------
 Net Increase (Decrease)..........................         32          35            4           31          24          27
                                                   ==========  ==========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                  AMERICAN FUNDS
                                                      AMERICAN CENTURY VP       INSURANCE SERIES(R)        AXA 400 MANAGED
                                                      MID CAP VALUE FUND           BOND FUND/SM/             VOLATILITY*
                                                   ------------------------  ------------------------  -----------------------
                                                       2015         2014         2015         2014         2015        2014
                                                   -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    65,341  $   (18,883) $   142,035  $   153,849  $   (49,574) $  (51,171)
 Net realized gain (loss) on investments..........   1,562,335    1,001,293      334,890       39,169      743,294     761,384
 Net change in unrealized appreciation
   (depreciation) of investments..................  (2,283,043)     698,764     (839,154)     (42,812)  (1,032,876)   (239,536)
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    (655,367)   1,681,174     (362,229)     150,206     (339,156)    470,677
                                                   -----------  -----------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   8,150,808    4,271,551    6,586,292    3,443,700    1,064,750     996,308
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   2,476,303      866,780    7,142,543    8,282,407      261,222    (195,661)
 Redemptions for contract benefits and
   terminations...................................    (696,639)    (221,998)  (1,937,918)    (237,409)    (653,570)   (328,178)
 Contract maintenance charges.....................     (24,371)     (16,022)     (10,723)      (2,464)      (6,046)     (5,298)
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   9,906,101    4,900,311   11,780,194   11,486,234      666,356     467,171
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................         538          151          961          122           --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............   9,251,272    6,581,636   11,418,926   11,636,562      327,200     937,848
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  15,575,291    8,993,655   13,071,407    1,434,845    7,055,441   6,117,593
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $24,826,563  $15,575,291  $24,490,333  $13,071,407  $ 7,382,641  $7,055,441
                                                   ===========  ===========  ===========  ===========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          --           --           --           --           15          13
 Redeemed.........................................          --           --           --           --          (11)        (12)
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --           --           --            4           1
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY CLASS II
 Issued...........................................          71           36           --           --           --          --
 Redeemed.........................................         (15)          (6)          --           --           --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          56           30           --           --           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY CLASS 4
 Issued...........................................          --           --          174          136           --          --
 Redeemed.........................................          --           --          (57)         (20)          --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --          117          116           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                        AXA 500 MANAGED         AXA 2000 MANAGED           AXA AGGRESSIVE
                                                          VOLATILITY*              VOLATILITY*               ALLOCATION*
                                                   ------------------------  ----------------------  --------------------------
                                                       2015         2014        2015        2014         2015          2014
                                                   -----------  -----------  ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (38,973) $   (58,295) $  (34,426) $  (40,430) $ (1,648,653) $  1,999,602
 Net realized gain (loss) on investments..........     820,060      978,106     254,147     323,371    47,841,909    66,576,169
 Net change in unrealized appreciation
   (depreciation) of investments..................    (894,623)     215,316    (494,315)   (194,647)  (63,571,860)  (49,726,737)
                                                   -----------  -----------  ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................    (113,536)   1,135,127    (274,594)     88,294   (17,378,604)   18,849,034
                                                   -----------  -----------  ----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   2,070,038    1,719,383     647,526     486,235    67,857,691    68,189,303
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     988,791    2,093,351     274,990     (81,630)  (23,220,035)  (18,179,612)
 Redemptions for contract benefits and
   terminations...................................  (1,145,021)  (1,039,729)   (443,907)   (258,693)  (33,860,329)  (32,887,256)
 Contract maintenance charges.....................     (11,885)      (9,716)     (2,861)     (2,550)     (933,840)     (918,048)
                                                   -----------  -----------  ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   1,901,923    2,763,289     475,748     143,362     9,843,487    16,204,387
                                                   -----------  -----------  ----------  ----------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................         114          702          --          --            --            --
                                                   -----------  -----------  ----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............   1,788,501    3,899,118     201,154     231,656    (7,535,117)   35,053,421
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  12,843,248    8,944,130   3,815,127   3,583,471   574,941,101   539,887,680
                                                   -----------  -----------  ----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............... $14,631,749  $12,843,248  $4,016,281  $3,815,127  $567,405,984  $574,941,101
                                                   ===========  ===========  ==========  ==========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          42           57          13          16           472           483
 Redeemed.........................................         (31)         (39)        (10)        (15)         (419)         (390)
                                                   -----------  -----------  ----------  ----------  ------------  ------------
 Net Increase (Decrease)..........................          11           18           3           1            53            93
                                                   ===========  ===========  ==========  ==========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                     AXA BALANCED             AXA CONSERVATIVE        AXA CONSERVATIVE GROWTH
                                                      STRATEGY*                  ALLOCATION*                 STRATEGY*
                                              -------------------------  --------------------------  ------------------------
                                                  2015          2014         2015          2014          2015         2014
                                              ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $   (277,338) $  (103,594) $   (493,349) $   (455,054) $   (53,792) $   (32,405)
 Net realized gain (loss) on investments.....    1,992,062    3,111,741     1,963,530     3,674,886      376,823      544,245
 Net change in unrealized appreciation
   (depreciation) of investments.............   (3,891,385)    (237,238)   (3,127,629)   (1,575,945)    (703,988)     (78,948)
                                              ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations.................   (2,176,661)   2,770,909    (1,657,448)    1,643,887     (380,957)     432,892
                                              ------------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......   17,566,539   17,062,710    12,537,302    13,643,650    4,946,715    4,463,741
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................    1,786,811    2,805,739    (4,135,785)   (3,982,088)     624,493      697,021
 Redemptions for contract benefits and
   terminations..............................   (5,563,145)  (5,044,261)  (13,968,148)  (13,083,978)  (1,944,142)  (1,388,440)
 Contract maintenance charges................     (949,364)    (807,201)     (195,593)     (195,252)    (115,215)    (110,113)
                                              ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowner transactions.   12,840,841   14,016,987    (5,762,224)   (3,617,668)   3,511,851    3,662,209
                                              ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA in Separate Account A..............           --           45            --            --          500           --
                                              ------------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS........   10,664,180   16,787,941    (7,419,672)   (1,973,781)   3,131,394    4,095,101
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....   98,367,695   81,579,754   121,035,663   123,009,444   18,927,880   14,832,779
                                              ------------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.......... $109,031,875  $98,367,695  $113,615,991  $121,035,663  $22,059,274  $18,927,880
                                              ============  ===========  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Redeemed....................................           (1)          --            --            --           --           --
                                              ------------  -----------  ------------  ------------  -----------  -----------
 Net Increase (Decrease).....................           (1)          --            --            --           --           --
                                              ============  ===========  ============  ============  ===========  ===========

UNIT ACTIVITY CLASS B
 Issued......................................          171          178           178           167           64           57
 Redeemed....................................          (74)         (71)         (220)         (201)         (34)         (24)
                                              ------------  -----------  ------------  ------------  -----------  -----------
 Net Increase (Decrease).....................           97          107           (42)          (34)          30           33
                                              ============  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                  AXA CONSERVATIVE        AXA CONSERVATIVE-PLUS         AXA GLOBAL EQUITY
                                                     STRATEGY*                 ALLOCATION*             MANAGED VOLATILITY*
                                              -----------------------  --------------------------  --------------------------
                                                 2015         2014         2015          2014          2015          2014
                                              ----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $  (30,041) $   (34,724) $   (826,297) $   (461,877) $ (1,586,162) $ (1,410,906)
 Net realized gain (loss) on investments.....     66,951      128,678     8,491,114    10,769,773    15,160,473    18,036,789
 Net change in unrealized appreciation
   (depreciation) of investments.............   (150,391)      (1,722)  (11,544,874)   (6,471,837)  (24,327,235)  (14,674,262)
                                              ----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations.................   (113,481)      92,232    (3,880,057)    3,836,059   (10,752,924)    1,951,621
                                              ----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......  1,647,301    1,098,829    29,963,982    28,611,391    24,305,138    27,331,211
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................    649,258       (5,181)   (9,031,071)   (6,547,406)  (18,318,499)  (21,165,510)
 Redemptions for contract benefits and
   terminations..............................   (941,534)  (1,006,058)  (22,559,492)  (20,560,140)  (29,477,398)  (34,527,759)
 Contract maintenance charges................    (46,296)     (41,793)     (394,974)     (394,800)     (256,514)     (283,949)
                                              ----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowner transactions.  1,308,729       45,797    (2,021,555)    1,109,045   (23,747,273)  (28,646,007)
                                              ----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA in Separate Account A..............         67           --            --            --            --        30,000
                                              ----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS........  1,195,315      138,029    (5,901,612)    4,945,104   (34,500,197)  (26,664,386)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....  6,971,116    6,833,087   208,436,491   203,491,387   398,508,082   425,172,468
                                              ----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD.......... $8,166,431  $ 6,971,116  $202,534,879  $208,436,491  $364,007,885  $398,508,082
                                              ==========  ===========  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued......................................         31           23           249           266           125           148
 Redeemed....................................        (18)         (22)         (263)         (258)         (237)         (279)
                                              ----------  -----------  ------------  ------------  ------------  ------------
 Net Increase (Decrease).....................         13            1           (14)            8          (112)         (131)
                                              ==========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                AXA INTERNATIONAL         AXA INTERNATIONAL
                                                                                  CORE MANAGED                 MANAGED
                                                    AXA GROWTH STRATEGY*         VOLATILITY*(A)              VOLATILITY*
                                                   ----------------------  --------------------------  ----------------------
                                                      2015        2014         2015          2014         2015        2014
                                                   ----------  ----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $     (176) $    2,538  $ (2,123,359) $    325,267  $  (98,152) $  (27,198)
 Net realized gain (loss) on investments..........     25,515      39,141     2,508,135     3,885,269     390,359     377,021
 Net change in unrealized appreciation
   (depreciation) of investments..................    (51,332)     14,581    (9,532,077)  (20,662,008)   (649,052)   (930,585)
                                                   ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    (25,993)     56,260    (9,147,301)  (16,451,472)   (356,845)   (580,762)
                                                   ----------  ----------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     27,000          --    13,789,615    14,436,337   1,369,391   1,356,122
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....         --          --    (6,752,215)   50,792,287     801,407     111,217
 Redemptions for contract benefits and
   terminations...................................    (31,504)    (21,641)  (14,345,963)  (13,420,667)   (529,568)   (406,637)
 Contract maintenance charges.....................         (3)         --      (120,300)     (119,653)     (6,949)     (6,373)
                                                   ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................     (4,507)    (21,641)   (7,428,863)   51,688,304   1,634,281   1,054,329
                                                   ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................        (14)         --           (81)           --          --          --
                                                   ----------  ----------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (30,514)     34,619   (16,576,245)   35,236,832   1,277,436     473,567
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  1,322,648   1,288,029   175,805,431   140,568,599   7,169,756   6,696,189
                                                   ----------  ----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $1,292,134  $1,322,648  $159,229,186  $175,805,431  $8,447,192  $7,169,756
                                                   ==========  ==========  ============  ============  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         --          --           158           568          26          21
 Redeemed.........................................         --          --          (216)         (201)        (11)        (13)
                                                   ----------  ----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)..........................         --          --           (58)          367          15           8
                                                   ==========  ==========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                AXA INTERNATIONAL VALUE      AXA LARGE CAP CORE        AXA LARGE CAP GROWTH
                                                  MANAGED VOLATILITY*      MANAGED VOLATILITY*(C)     MANAGED VOLATILITY*(D)
                                              --------------------------  ------------------------  --------------------------
                                                  2015          2014          2015         2014         2015          2014
                                              ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $ (2,331,324) $    660,458  $  (114,824) $   (24,405) $ (6,884,749) $ (5,107,291)
 Net realized gain (loss) on investments.....    5,274,051    12,902,493    1,929,818    2,305,622    73,870,937    27,093,793
 Net change in unrealized appreciation
   (depreciation) of investments.............  (10,897,653)  (31,816,687)  (2,057,803)      26,608   (48,808,750)   24,087,387
                                              ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations.................   (7,954,926)  (18,253,736)    (242,809)   2,307,825    18,177,438    46,073,889
                                              ------------  ------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......   12,589,321    14,140,868    1,738,667    1,288,374    29,170,580    20,496,200
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................   (6,932,033)   (9,619,940)    (961,017)  14,383,810   (25,368,034)  367,078,405
 Redemptions for contract benefits and
   terminations..............................  (15,456,130)  (19,171,660)  (3,060,724)  (2,421,867)  (46,915,253)  (39,166,613)
 Contract maintenance charges................     (132,571)     (156,186)     (18,418)     (14,570)     (446,116)     (343,641)
                                              ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowner transactions.   (9,931,413)  (14,806,918)  (2,301,492)  13,235,747   (43,558,823)  348,064,351
                                              ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA in Separate Account A..............           --        15,288           --           --            --            --
                                              ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS........  (17,886,339)  (33,045,366)  (2,544,301)  15,543,572   (25,381,385)  394,138,240
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....  198,059,913   231,105,279   32,005,024   16,461,452   677,463,697   283,325,457
                                              ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD.......... $180,173,574  $198,059,913  $29,460,723  $32,005,024  $652,082,312  $677,463,697
                                              ============  ============  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued......................................          131           128           24          130           172         1,945
 Redeemed....................................         (204)         (232)         (40)         (31)         (359)         (314)
                                              ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease).....................          (73)         (104)         (16)          99          (187)        1,631
                                              ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014
(d)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                   AXA LARGE CAP VALUE           AXA MID CAP VALUE               AXA MODERATE
                                  MANAGED VOLATILITY*(B)        MANAGED VOLATILITY*               ALLOCATION*
                               ---------------------------  --------------------------  ------------------------------
                                    2015          2014          2015          2014           2015            2014
                               -------------  ------------  ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss). $   2,315,025  $    572,993  $ (2,832,215) $ (3,826,169) $   (2,792,347) $    2,406,143
 Net realized gain (loss) on
   investments................    30,450,271    12,986,322    43,136,121    43,407,714      61,101,192      83,894,659
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................   (78,936,335)   73,205,168   (63,820,929)    7,372,791     (88,586,489)    (51,420,524)
                               -------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in
   net assets resulting from
   operations.................   (46,171,039)   86,764,483   (23,517,023)   46,954,336     (30,277,644)     34,880,278
                               -------------  ------------  ------------  ------------  --------------  --------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners.............    32,528,527    32,841,519    21,889,538    23,186,035     132,657,188     142,246,813
 Transfers between Variable
   Investment Options
   including guaranteed
   interest account, net......   (26,997,322)   25,867,262   (17,662,925)  (20,408,724)    (57,115,033)    (41,060,468)
 Redemptions for contract
   benefits and terminations..   (68,273,876)  (76,726,663)  (38,044,812)  (43,361,631)   (140,945,412)   (149,088,289)
 Contract maintenance charges.      (539,605)     (577,684)     (312,825)     (340,549)     (2,107,058)     (2,116,959)
 Adjustment to net assets
   allocated to contracts in
   payout period..............       674,789        50,658            --            --         641,530         526,011
                               -------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in
   net assets resulting from
   contractowner transactions.   (62,607,487)  (18,544,908)  (34,131,024)  (40,924,869)    (66,868,785)    (49,492,892)
                               -------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in
   amount retained by AXA in
   Separate Account A.........      (674,789)    3,179,342            --        10,000         663,257         794,014
                               -------------  ------------  ------------  ------------  --------------  --------------

NET INCREASE (DECREASE) IN
 NET ASSETS...................  (109,453,315)   71,398,917   (57,648,047)    6,039,467     (96,483,172)    (13,818,600)
NET ASSETS -- BEGINNING OF
 YEAR OR PERIOD...............   920,723,405   849,324,488   524,841,896   518,802,429   1,710,235,097   1,724,053,697
                               -------------  ------------  ------------  ------------  --------------  --------------

NET ASSETS -- END OF YEAR OR
 PERIOD....................... $ 811,270,090  $920,723,405  $467,193,849  $524,841,896  $1,613,751,925  $1,710,235,097
                               =============  ============  ============  ============  ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................           244           536            --            --             751             855
 Redeemed.....................          (589)         (689)           --            --          (1,755)         (1,891)
                               -------------  ------------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)......          (345)         (153)           --            --          (1,004)         (1,036)
                               =============  ============  ============  ============  ==============  ==============

UNIT ACTIVITY CLASS B
 Issued.......................            30           137           121           145             512             580
 Redeemed.....................           (93)         (108)         (263)         (323)           (388)           (324)
                               -------------  ------------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)......           (63)           29          (142)         (178)            124             256
                               =============  ============  ============  ============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                      AXA MODERATE GROWTH           AXA MODERATE-PLUS        AXA SMARTBETA
                                                           STRATEGY*                   ALLOCATION*            EQUITY*(I)
                                                   ------------------------  ------------------------------  -------------
                                                       2015         2014          2015            2014           2015
                                                   -----------  -----------  --------------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $     6,309  $    60,274  $   (3,847,951) $      708,477     $   669
 Net realized gain (loss) on investments..........     567,420      817,022      65,281,607      96,435,352         (15)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,357,790)    (131,808)    (88,376,532)    (71,034,677)     (2,015)
                                                   -----------  -----------  --------------  --------------     -------

 Net increase (decrease) in net assets resulting
   from operations................................    (784,061)     745,488     (26,942,876)     26,109,152      (1,361)
                                                   -----------  -----------  --------------  --------------     -------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  13,758,522   10,973,339     110,658,451     116,316,556      14,509
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   1,023,202    2,630,929     (44,903,661)    (37,829,851)     61,085
 Redemptions for contract benefits and
   terminations...................................  (2,236,123)  (1,308,752)    (73,405,692)    (79,504,512)       (276)
 Contract maintenance charges.....................     (83,846)     (47,037)     (1,675,853)     (1,709,051)          3
                                                   -----------  -----------  --------------  --------------     -------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  12,461,755   12,248,479      (9,326,755)     (2,726,858)     75,321
                                                   -----------  -----------  --------------  --------------     -------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --        2,500              --              --          --
                                                   -----------  -----------  --------------  --------------     -------

NET INCREASE (DECREASE) IN NET ASSETS.............  11,677,694   12,996,467     (36,269,631)     23,382,294      73,960
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  25,397,637   12,401,170   1,080,447,844   1,057,065,550          --
                                                   -----------  -----------  --------------  --------------     -------

NET ASSETS -- END OF YEAR OR PERIOD............... $37,075,331  $25,397,637  $1,044,178,213  $1,080,447,844     $73,960
                                                   ===========  ===========  ==============  ==============     =======

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         141          142             732             811           1
 Redeemed.........................................         (41)         (41)           (798)           (833)         (1)
                                                   -----------  -----------  --------------  --------------     -------
 Net Increase (Decrease)..........................         100          101             (66)            (22)         --
                                                   ===========  ===========  ==============  ==============     =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                           AXA/DOUBLELINE
                                                        AXA/AB DYNAMIC            AXA/AB SMALL CAP         OPPORTUNISTIC
                                                       MODERATE GROWTH*                GROWTH*           CORE PLUS BOND*(I)
                                                   ------------------------  --------------------------  ------------------
                                                       2015         2014         2015          2014             2015
                                                   -----------  -----------  ------------  ------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (55,254) $   (11,258) $ (4,550,261) $ (4,609,390)      $  9,104
 Net realized gain (loss) on investments..........     358,783      230,240    48,667,429    57,562,772           (666)
 Net change in unrealized appreciation
   (depreciation) of investments..................    (575,002)      75,480   (58,282,278)  (45,318,671)       (19,081)
                                                   -----------  -----------  ------------  ------------       --------

 Net increase (decrease) in net assets resulting
   from operations................................    (271,473)     294,462   (14,165,110)    7,634,711        (10,643)
                                                   -----------  -----------  ------------  ------------       --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   4,063,837    2,258,652    17,039,665    16,663,317        324,898
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   1,223,773    3,928,673   (10,278,314)  (10,678,314)       366,014
 Redemptions for contract benefits and
   terminations...................................  (2,199,951)    (290,909)  (29,387,789)  (31,015,245)        (2,178)
 Contract maintenance charges.....................     (12,760)      (5,921)     (215,449)     (230,822)           (79)
 Adjustment to net assets allocated to contracts
   in payout period...............................          --           --       250,494       154,461             --
                                                   -----------  -----------  ------------  ------------       --------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   3,074,899    5,890,495   (22,591,393)  (25,106,603)       688,655
                                                   -----------  -----------  ------------  ------------       --------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          59           --      (250,489)     (154,461)            13
                                                   -----------  -----------  ------------  ------------       --------

NET INCREASE (DECREASE) IN NET ASSETS.............   2,803,485    6,184,957   (37,006,992)  (17,626,353)       678,025
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  11,621,055    5,436,098   370,725,196   388,351,549             --
                                                   -----------  -----------  ------------  ------------       --------

NET ASSETS -- END OF YEAR OR PERIOD............... $14,424,540  $11,621,055  $333,718,204  $370,725,196       $678,025
                                                   ===========  ===========  ============  ============       ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued...........................................          --           --            68           106             --
 Redeemed.........................................          --           --          (136)         (183)            --
                                                   -----------  -----------  ------------  ------------       --------
 Net Increase (Decrease)..........................          --           --           (68)          (77)            --
                                                   ===========  ===========  ============  ============       ========

UNIT ACTIVITY CLASS B
 Issued...........................................          50           58            55            52              8
 Redeemed.........................................         (25)          (9)          (53)          (54)            (1)
                                                   -----------  -----------  ------------  ------------       --------
 Net Increase (Decrease)..........................          25           49             2            (2)             7
                                                   ===========  ===========  ============  ============       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                              AXA/FRANKLIN SMALL CAP    AXA/FRANKLIN TEMPLETON
                                                     AXA/FRANKLIN BALANCED         VALUE MANAGED          ALLOCATION MANAGED
                                                      MANAGED VOLATILITY*           VOLATILITY*               VOLATILITY*
                                                   ------------------------  ------------------------  ------------------------
                                                       2015         2014         2015         2014         2015         2014
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   965,712  $   966,300  $  (184,103) $  (236,191) $   (23,602) $   327,155
 Net realized gain (loss) on investments..........   3,707,923    3,802,524    1,265,164    1,600,704    3,781,494    3,891,162
 Net change in unrealized appreciation
   (depreciation) of investments..................  (8,637,323)    (841,981)  (2,444,955)  (1,209,342)  (6,678,966)  (1,525,302)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (3,963,688)   3,926,843   (1,363,894)     155,171   (2,921,074)   2,693,015
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   8,319,332    6,747,741    1,469,212    1,482,680    7,294,151    6,926,815
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (706,877)   9,420,426   (1,171,446)    (189,672)    (414,645)   3,815,706
 Redemptions for contract benefits and
   terminations...................................  (8,684,795)  (8,816,436)  (1,586,531)  (2,437,778)  (6,701,177)  (5,530,067)
 Contract maintenance charges.....................     (64,860)     (63,507)     (10,921)     (11,809)     (67,829)     (65,810)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  (1,137,200)   7,288,224   (1,299,686)  (1,156,579)     110,500    5,146,644
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --       20,000           --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (5,100,888)  11,235,067   (2,663,580)  (1,001,408)  (2,810,574)   7,839,659
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  92,543,338   81,308,271   18,940,642   19,942,050   72,035,605   64,195,946
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $87,442,450  $92,543,338  $16,277,062  $18,940,642  $69,225,031  $72,035,605
                                                   ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         129          176           17           25          102          144
 Redeemed.........................................        (141)        (118)         (27)         (32)        (102)         (97)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................         (12)          58          (10)          (7)          --           47
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                    AXA/MUTUAL LARGE CAP
                                                       AXA/HORIZON         AXA/LOOMIS SAYLES           EQUITY MANAGED
                                                   SMALL CAP VALUE*(I)          GROWTH*                  VOLATILITY*
                                                   ------------------- -------------------------  ------------------------
                                                          2015             2015         2014          2015         2014
                                                   ------------------- -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................       $   166       $  (496,377) $   (499,486) $   143,567  $   139,252
 Net realized gain (loss) on investments..........         2,775           453,035    15,657,431    1,994,854    2,781,019
 Net change in unrealized appreciation
   (depreciation) of investments..................        (6,704)        4,126,754   (12,554,925)  (3,109,126)    (512,133)
                                                         -------       -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................        (3,763)        4,083,412     2,603,020     (970,705)   2,408,138
                                                         -------       -----------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............        17,051         2,325,174     2,044,421    1,433,292    1,737,200
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....        63,286           742,871    (2,849,298)  (1,284,297)  (1,195,398)
 Redemptions for contract benefits and
   terminations...................................          (215)       (3,158,598)   (4,377,311)  (3,022,088)  (3,829,687)
 Contract maintenance charges.....................             1           (23,535)      (23,551)     (32,737)     (33,539)
                                                         -------       -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................        80,123          (114,088)   (5,205,739)  (2,905,830)  (3,321,424)
                                                         -------       -----------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............        76,360         3,969,324    (2,602,719)  (3,876,535)    (913,286)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........            --        42,012,532    44,615,251   29,743,606   30,656,892
                                                         -------       -----------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD...............       $76,360       $45,981,856  $ 42,012,532  $25,867,071  $29,743,606
                                                         =======       ===========  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................             1                38            18           14           19
 Redeemed.........................................            --               (38)          (50)         (36)         (45)
                                                         -------       -----------  ------------  -----------  -----------
 Net Increase (Decrease)..........................             1                --           (32)         (22)         (26)
                                                         =======       ===========  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                     AXA/PACIFIC      AXA/TEMPLETON GLOBAL     CHARTER/SM/
                                                   GLOBAL SMALL CAP      EQUITY MANAGED       INTERNATIONAL
                                                      VALUE*(I)            VOLATILITY*        MODERATE*(I)
                                                   ---------------- ------------------------  -------------
                                                         2015           2015         2014         2015
                                                   ---------------- -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................     $   (169)    $  (594,157) $    57,168     $   225
 Net realized gain (loss) on investments..........        1,654       2,149,212    2,805,570           6
 Net change in unrealized appreciation
   (depreciation) of investments..................      (16,914)     (3,310,914)  (2,948,826)       (972)
                                                       --------     -----------  -----------     -------

 Net increase (decrease) in net assets resulting
   from operations................................      (15,429)     (1,755,859)     (86,088)       (741)
                                                       --------     -----------  -----------     -------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............       51,040       4,685,861    5,225,617       4,555
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....       86,057      (1,203,492)   1,057,497      19,198
 Redemptions for contract benefits and
   terminations...................................         (569)     (4,134,932)  (4,958,494)         --
 Contract maintenance charges.....................           (1)        (49,148)     (48,085)         --
                                                       --------     -----------  -----------     -------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................      136,527        (701,711)   1,276,535      23,753
                                                       --------     -----------  -----------     -------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................           --              --       18,000          --
                                                       --------     -----------  -----------     -------

NET INCREASE (DECREASE) IN NET ASSETS.............      121,098      (2,457,570)   1,208,447      23,012
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........           --      46,638,538   45,430,091          --
                                                       --------     -----------  -----------     -------

NET ASSETS -- END OF YEAR OR PERIOD...............     $121,098     $44,180,968  $46,638,538     $23,012
                                                       ========     ===========  ===========     =======

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................            1              57           83          --
 Redeemed.........................................           --             (63)         (72)         --
                                                       --------     -----------  -----------     -------
 Net Increase (Decrease)..........................            1              (6)          11          --
                                                       ========     ===========  ===========     =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                           CHARTER/SM/
                                                          MULTI-SECTOR           CHARTER/SM/          CHARTER/SM/
                                                              BOND*            REAL ASSETS*(I)     SMALL CAP GROWTH*
                                                   --------------------------  --------------- -------------------------
                                                       2015          2014           2015           2015         2014
                                                   ------------  ------------  --------------- -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    250,496  $  1,269,800      $    88     $  (471,293) $   (658,342)
 Net realized gain (loss) on investments..........   (1,913,717)   (2,049,431)          (8)      3,020,979     5,945,722
 Net change in unrealized appreciation
   (depreciation) of investments..................     (117,237)    1,974,792         (504)     (5,664,334)   (7,995,435)
                                                   ------------  ------------      -------     -----------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   (1,780,458)    1,195,161         (424)     (3,114,648)   (2,708,055)
                                                   ------------  ------------      -------     -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    6,642,234     6,869,934        8,312       2,291,601     2,798,285
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (4,038,712)   (4,668,198)       4,763      (2,906,946)   (6,613,833)
 Redemptions for contract benefits and
   terminations...................................   (8,781,242)  (10,495,337)          --      (2,939,304)   (4,359,237)
 Contract maintenance charges.....................      (76,209)      (83,226)          (3)        (29,474)      (33,246)
 Adjustment to net assets allocated to contracts
   in payout period...............................       25,629        55,585           --              --            --
                                                   ------------  ------------      -------     -----------  ------------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   (6,228,300)   (8,321,242)      13,072      (3,584,123)   (8,208,031)
                                                   ------------  ------------      -------     -----------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................      (25,629)        9,415           --             (43)      194,996
                                                   ------------  ------------      -------     -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............   (8,034,387)   (7,116,666)      12,648      (6,698,814)  (10,721,090)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  100,133,816   107,250,482           --      42,273,698    57,994,788
                                                   ------------  ------------      -------     -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 92,099,429  $100,133,816      $12,648     $40,574,884  $ 47,273,698
                                                   ============  ============      =======     ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued...........................................           42            44           --              --            --
 Redeemed.........................................          (74)          (87)          --              --            --
                                                   ------------  ------------      -------     -----------  ------------
 Net Increase (Decrease)..........................          (32)          (43)          --              --            --
                                                   ============  ============      =======     ===========  ============

UNIT ACTIVITY CLASS B
 Issued...........................................           40            48           --              34            58
 Redeemed.........................................          (46)          (61)          --             (57)         (110)
                                                   ------------  ------------      -------     -----------  ------------
 Net Increase (Decrease)..........................           (6)          (13)          --             (23)          (52)
                                                   ============  ============      =======     ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                            CHARTER/SM/                EQ/BLACKROCK             EQ/BOSTON ADVISORS
                                         SMALL CAP VALUE*           BASIC VALUE EQUITY*           EQUITY INCOME*
                                    --------------------------  --------------------------  --------------------------
                                        2015          2014          2015          2014          2015          2014
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (878,305) $ (1,517,497) $    259,500  $ (1,258,775) $    336,187  $    313,209
 Net realized gain (loss) on
   investments.....................    6,738,494    11,789,785    41,625,785    51,223,658    12,348,527    15,863,930
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (23,006,772)  (19,126,655)  (92,720,310)    2,922,887   (15,836,124)   (8,628,156)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations  (17,146,583)   (8,854,367)  (50,835,025)   52,887,770    (3,151,410)    7,548,983
                                    ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    5,465,980     5,921,234    64,710,481    62,315,058     9,061,189     9,669,903
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (4,283,222)   (7,899,201)  (10,864,601)   (1,842,617)   (5,323,577)   (4,514,805)
 Redemptions for contract benefits
   and terminations................   (8,493,586)  (10,815,801)  (46,952,926)  (49,012,626)   (7,613,143)   (8,571,954)
 Contract maintenance charges......      (77,745)      (95,413)     (446,552)     (426,540)      (72,275)      (74,596)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (7,388,573)  (12,889,181)    6,446,402    11,033,275    (3,947,806)   (3,491,452)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................         (182)       69,997            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (24,535,338)  (21,673,551)  (44,388,623)   63,921,045    (7,099,216)    4,057,531
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  126,451,029   148,124,580   693,107,660   629,186,615   109,343,107   105,285,576
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $101,915,691  $126,451,029  $648,719,037  $693,107,660  $102,243,891  $109,343,107
                                    ============  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................           33            37           353           399            74            90
 Redeemed..........................          (66)          (92)         (311)         (334)         (100)         (109)
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........          (33)          (55)           42            65           (26)          (19)
                                    ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                       EQ/CALVERT SOCIALLY        EQ/CAPITAL GUARDIAN             EQ/COMMON STOCK
                                          RESPONSIBLE*                 RESEARCH*                      INDEX*
                                    ------------------------  --------------------------  ------------------------------
                                        2015         2014         2015          2014           2015            2014
                                    -----------  -----------  ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  (118,041) $  (183,582) $ (1,474,037) $ (1,185,829) $    4,473,239  $    1,713,835
 Net realized gain (loss) on
   investments.....................   9,343,866    2,435,840    12,347,754     9,069,728      85,439,268      79,273,485
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (9,588,431)   2,290,290    (9,351,491)    9,370,918    (115,492,007)    159,676,234
                                    -----------  -----------  ------------  ------------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from operations    (362,606)   4,542,548     1,522,226    17,254,817     (25,579,500)    240,663,554
                                    -----------  -----------  ------------  ------------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   3,581,757    3,186,281     8,740,076     8,254,720      49,488,360      51,072,631
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net     315,079      749,623    (2,267,042)   (6,974,106)    (43,588,585)    (53,839,229)
 Redemptions for contract benefits
   and terminations................  (3,347,392)  (2,211,847)  (17,467,136)  (18,975,345)   (189,106,451)   (205,551,817)
 Contract maintenance charges......     (36,679)     (34,804)      (93,392)      (99,162)     (1,195,020)     (1,269,483)
 Adjustment to net assets
   allocated to contracts in
   payout period...................          --           --            --            --       2,093,320         259,398
                                    -----------  -----------  ------------  ------------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......     512,765    1,689,253   (11,087,494)  (17,793,893)   (182,308,376)   (209,328,500)
                                    -----------  -----------  ------------  ------------  --------------  --------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --           --            --        30,000        (537,781)      1,545,638
                                    -----------  -----------  ------------  ------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     150,159    6,231,801    (9,565,268)     (509,076)   (208,425,657)     32,880,692
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  43,066,481   36,834,680   203,186,494   203,695,570   2,388,091,595   2,355,210,903
                                    -----------  -----------  ------------  ------------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD $43,216,640  $43,066,481  $193,621,226  $203,186,494  $2,179,665,938  $2,388,091,595
                                    ===========  ===========  ============  ============  ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................          --           --            --            --             244             286
 Redeemed..........................          --           --            --            --            (607)           (728)
                                    -----------  -----------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)...........          --           --            --            --            (363)           (442)
                                    ===========  ===========  ============  ============  ==============  ==============

UNIT ACTIVITY CLASS B
 Issued............................          61           51            88            76             104             118
 Redeemed..........................         (58)         (37)         (135)         (169)           (122)           (138)
                                    -----------  -----------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)...........           3           14           (47)          (93)            (18)            (20)
                                    ===========  ===========  ============  ============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                  EQ/EMERGING MARKETS
                                        EQ/CORE BOND INDEX*          EQUITY PLUS*            EQ/EQUITY 500 INDEX*
                                    --------------------------  ----------------------  ------------------------------
                                        2015          2014         2015        2014          2015            2014
                                    ------------  ------------  ----------  ----------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    278,703  $     56,465  $  (19,998) $  (12,059) $    4,019,492  $    1,243,282
 Net realized gain (loss) on
   investments.....................      705,091       813,108    (126,246)     53,580      87,531,886      75,857,901
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................   (1,890,312)      418,373    (714,681)   (177,122)    (96,695,840)     42,826,814
                                    ------------  ------------  ----------  ----------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from operations     (906,518)    1,287,946    (860,925)   (135,601)     (5,144,462)    119,927,997
                                    ------------  ------------  ----------  ----------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   11,550,867    10,544,173   1,083,934     749,046      85,625,814      71,030,406
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net     (542,198)   (1,991,792)    885,455   1,243,649      10,670,302       3,155,419
 Redemptions for contract benefits
   and terminations................  (10,326,043)  (11,369,794)   (142,265)    (79,115)    (79,507,903)    (82,030,559)
 Contract maintenance charges......      (94,414)      (95,798)     (2,805)     (1,241)       (681,682)       (653,928)
 Adjustment to net assets
   allocated to contracts in
   payout period...................           --            --          --          --         252,283         (17,281)
                                    ------------  ------------  ----------  ----------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......      588,212    (2,913,211)  1,824,319   1,912,339      16,358,814      (8,515,943)
                                    ------------  ------------  ----------  ----------  --------------  --------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --            --          --          --        (252,276)        202,286
                                    ------------  ------------  ----------  ----------  --------------  --------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     (318,306)   (1,625,265)    963,394   1,776,738      10,962,076     111,614,340
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  111,259,502   112,884,767   3,010,337   1,233,599   1,162,184,243   1,050,569,903
                                    ------------  ------------  ----------  ----------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD $110,941,196  $111,259,502  $3,973,731  $3,010,337  $1,173,146,319  $1,162,184,243
                                    ============  ============  ==========  ==========  ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................           --            --          --          --             303             286
 Redeemed..........................           --            --          --          --            (350)           (360)
                                    ------------  ------------  ----------  ----------  --------------  --------------
 Net Increase (Decrease)...........           --            --          --          --             (47)            (74)
                                    ============  ============  ==========  ==========  ==============  ==============

UNIT ACTIVITY CLASS B
 Issued............................          180           146          37          45             436             309
 Redeemed..........................         (173)         (171)        (16)        (24)           (211)           (151)
                                    ------------  ------------  ----------  ----------  --------------  --------------
 Net Increase (Decrease)...........            7           (25)         21          21             225             158
                                    ============  ============  ==========  ==========  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                      EQ/GAMCO MERGERS AND       EQ/GAMCO SMALL COMPANY
                                          ACQUISITIONS*                  VALUE*              EQ/GLOBAL BOND PLUS*
                                    ------------------------  ---------------------------  ------------------------
                                        2015         2014          2015          2014          2015         2014
                                    -----------  -----------  -------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  (243,119) $  (261,734) $  (5,243,514) $ (6,820,057) $  (782,557) $  (429,469)
 Net realized gain (loss) on
   investments.....................     964,222    1,052,647     67,497,881    69,097,035   (2,147,557)    (186,736)
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................    (463,134)    (725,316)  (112,808,601)  (49,481,553)    (389,243)     423,882
                                    -----------  -----------  -------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations     257,969       65,597    (50,554,234)   12,795,425   (3,319,357)    (192,323)
                                    -----------  -----------  -------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   1,036,754    1,263,455     82,919,927    80,129,787    4,987,374    5,896,582
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (1,353,467)    (381,047)   (12,674,569)   (8,022,113)  (4,948,953)  (3,630,588)
 Redemptions for contract benefits
   and terminations................  (1,840,522)  (1,858,244)   (44,651,020)  (45,298,432)  (6,506,841)  (7,517,467)
 Contract maintenance charges......     (11,071)     (11,783)      (491,495)     (456,556)     (44,094)     (48,355)
                                    -----------  -----------  -------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  (2,168,306)    (987,619)    25,102,843    26,352,686   (6,512,514)  (5,299,828)
                                    -----------  -----------  -------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --           --             --        25,500           --           --
                                    -----------  -----------  -------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (1,910,337)    (922,022)   (25,451,391)   39,173,611   (9,831,871)  (5,492,151)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  20,198,278   21,120,300    717,771,201   678,597,590   69,465,896   74,958,047
                                    -----------  -----------  -------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $18,287,941  $20,198,278  $ 692,319,810  $717,771,201  $59,634,025  $69,465,896
                                    ===========  ===========  =============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          17           23            448           494           77           92
 Redeemed..........................         (31)         (31)          (355)         (394)        (134)        (135)
                                    -----------  -----------  -------------  ------------  -----------  -----------
 Net Increase (Decrease)...........         (14)          (8)            93           100          (57)         (43)
                                    ===========  ===========  =============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                EQ/INTERMEDIATE        EQ/INTERNATIONAL EQUITY
                                                     EQ/HIGH YIELD BOND*       GOVERNMENT BOND*                INDEX*
                                                   ----------------------  ------------------------  --------------------------
                                                      2015        2014         2015         2014         2015          2014
                                                   ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  267,123  $   94,346  $  (439,502) $  (608,391) $  3,953,474  $  7,161,408
 Net realized gain (loss) on investments..........    (56,902)      8,927      422,761      426,497      (740,269)    4,688,783
 Net change in unrealized appreciation
   (depreciation) of investments..................   (487,333)   (137,123)    (494,052)     383,789   (15,496,968)  (46,807,155)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   (277,112)    (33,850)    (510,793)     201,895   (12,283,763)  (34,956,964)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  1,708,246   1,139,781    2,933,022    3,263,174    20,088,999    20,988,454
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  1,126,101   1,189,646   (1,600,287)  (2,685,133)   (6,072,012)  (11,121,364)
 Redemptions for contract benefits and
   terminations...................................   (281,070)   (172,804)  (6,446,816)  (8,714,620)  (30,975,084)  (38,846,358)
 Contract maintenance charges.....................     (4,250)     (1,811)     (50,282)     (55,825)     (256,562)     (296,011)
 Adjustment to net assets allocated to contracts
   in payout period...............................         --          --       49,201       56,354       119,146       284,656
                                                   ----------  ----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  2,549,027   2,154,812   (5,115,162)  (8,136,050)  (17,095,513)  (28,990,623)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................        100          50      (53,280)     (51,761)     (119,142)     (204,656)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............  2,272,015   2,121,012   (5,679,235)  (7,985,916)  (29,498,418)  (64,152,243)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  3,131,508   1,010,496   66,450,324   74,436,240   392,165,122   456,317,365
                                                   ----------  ----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............... $5,403,523  $3,131,508  $60,771,089  $66,450,324  $362,666,704  $392,165,122
                                                   ==========  ==========  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued...........................................         --          --           27           29           217           200
 Redeemed.........................................         --          --          (47)         (70)         (329)         (355)
                                                   ----------  ----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)..........................         --          --          (20)         (41)         (112)         (155)
                                                   ==========  ==========  ===========  ===========  ============  ============

UNIT ACTIVITY CLASS B
 Issued...........................................         39          29            9            9            57            46
 Redeemed.........................................        (14)         (9)         (22)         (24)          (66)          (95)
                                                   ----------  ----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)..........................         25          20          (13)         (15)           (9)          (49)
                                                   ==========  ==========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                    EQ/JPMORGAN VALUE         EQ/LARGE CAP GROWTH
                                    EQ/INVESCO COMSTOCK*(E)(F)       OPPORTUNITIES*                 INDEX*
                                    --------------------------  ------------------------  --------------------------
                                        2015          2014          2015         2014         2015          2014
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  1,006,144  $    613,440  $  (403,102) $  (143,616) $   (790,872) $   (615,306)
 Net realized gain (loss) on
   investments.....................    5,472,205     6,152,367    6,266,035    4,611,750    32,999,372    35,430,688
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (15,426,357)   (1,779,375)  (8,340,830)   3,076,798   (25,537,911)  (16,775,952)
                                    ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations   (8,948,008)    4,986,432   (2,477,897)   7,544,932     6,670,589    18,039,430
                                    ------------  ------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    9,092,232     6,035,667    5,829,862    4,029,747    15,905,738    12,343,310
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (6,165,363)   80,411,432    5,749,968      816,089     2,630,363     2,336,336
 Redemptions for contract benefits
   and terminations................   (9,827,346)   (6,762,768)  (5,653,474)  (5,384,506)  (14,096,284)  (13,038,389)
 Contract maintenance charges......      (59,924)      (43,960)     (43,579)     (42,089)     (135,095)     (122,570)
                                    ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (6,960,401)   79,640,371    5,882,777     (580,759)    4,304,722     1,518,687
                                    ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --            --           --       30,000            --            --
                                    ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (15,908,409)   84,626,803    3,404,880    6,994,173    10,975,311    19,558,117
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  125,882,753    41,255,950   66,290,590   59,296,417   187,450,625   167,892,508
                                    ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $109,974,344  $125,882,753  $69,695,470  $66,290,590  $198,425,936  $187,450,625
                                    ============  ============  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................           96           593          108           57           281           232
 Redeemed..........................         (141)          (97)         (73)         (56)         (252)         (222)
                                    ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...........          (45)          496           35            1            29            10
                                    ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(e)EQ/Invesco Comstock replaced EQ/Davis New York Venture due to a fund merger on June 13, 2014.
(f)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                        EQ/LARGE CAP VALUE        EQ/MFS INTERNATIONAL
                                              INDEX*                    GROWTH*                EQ/MID CAP INDEX*
                                    -------------------------  -------------------------  --------------------------
                                        2015          2014         2015         2014          2015          2014
                                    ------------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    442,542  $   200,532  $  (643,775) $   (299,118) $ (1,904,927) $ (2,077,962)
 Net realized gain (loss) on
   investments.....................    6,611,938    4,606,344    3,140,165     6,287,155    35,250,818    33,373,313
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (10,773,126)   1,285,670   (3,691,922)  (12,156,444)  (52,701,957)    1,320,857
                                    ------------  -----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations   (3,718,646)   6,092,546   (1,195,532)   (6,168,407)  (19,356,066)   32,616,208
                                    ------------  -----------  -----------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    7,591,262    6,310,526   12,984,603    12,226,538    39,579,345    33,292,494
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net      667,077    3,903,886     (424,711)   (1,833,326)    1,634,122    (4,969,046)
 Redemptions for contract benefits
   and terminations................   (4,756,715)  (5,295,842)  (7,254,421)   (7,865,285)  (31,609,338)  (32,466,519)
 Contract maintenance charges......      (47,993)     (41,722)     (71,904)      (61,971)     (277,171)     (272,184)
                                    ------------  -----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......    3,453,631    4,876,848    5,233,567     2,465,956     9,326,958    (4,415,255)
                                    ------------  -----------  -----------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     (265,015)  10,969,394    4,038,035    (3,702,451)  (10,029,108)   28,200,953
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   63,833,670   52,864,276   93,816,732    97,519,183   463,068,703   434,867,750
                                    ------------  -----------  -----------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $ 63,568,655  $63,833,670  $97,854,767  $ 93,816,732  $453,039,595  $463,068,703
                                    ============  ===========  ===========  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          181          176          136           124           356           312
 Redeemed..........................         (144)        (124)        (106)         (107)         (302)         (337)
                                    ------------  -----------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)...........           37           52           30            17            54           (25)
                                    ============  ===========  ===========  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                 EQ/MORGAN STANLEY MID CAP
                                         EQ/MONEY MARKET*                 GROWTH*             EQ/OPPENHEIMER GLOBAL*
                                    --------------------------  --------------------------  --------------------------
                                        2015          2014          2015          2014          2015          2014
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (868,712) $   (968,280) $ (3,572,673) $ (3,663,426) $ (1,148,220) $   (721,332)
 Net realized gain (loss) on
   investments.....................       (2,573)       (1,745)   10,707,601    40,334,234     5,905,110     3,890,844
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................        1,702         2,228   (25,966,899)  (42,548,182)   (3,494,544)   (2,723,354)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations     (869,583)     (967,797)  (18,831,971)   (5,877,374)    1,262,346       446,158
                                    ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   36,872,946    28,364,265    30,917,675    34,081,180    17,124,113    13,185,030
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (20,712,091)  (19,119,024)  (12,211,968)  (10,284,044)    7,746,048     4,808,748
 Redemptions for contract benefits
   and terminations................  (17,689,481)  (20,175,777)  (17,787,202)  (19,848,578)   (6,575,846)   (6,264,947)
 Contract maintenance charges......      (96,085)      (97,244)     (199,586)     (202,489)      (74,219)      (61,800)
 Adjustment to net assets
   allocated to contracts in
   payout period...................        5,451        40,930            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (1,619,260)  (10,986,850)      718,919     3,746,069    18,220,096    11,667,031
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................      267,035        84,074         2,000            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   (2,221,808)  (11,870,573)  (18,111,052)   (2,131,305)   19,482,442    12,113,189
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   74,770,886    86,641,459   287,986,512   290,117,817   101,764,739    89,651,550
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $ 72,549,078  $ 74,770,886  $269,875,460  $287,986,512  $121,247,181  $101,764,739
                                    ============  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................       15,536        12,997            --            --            --            --
 Redeemed..........................      (15,514)      (13,590)           --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........           22          (593)           --            --            --            --
                                    ============  ============  ============  ============  ============  ============

UNIT ACTIVITY CLASS B
 Issued............................       97,822        71,812           226           266           244           188
 Redeemed..........................      (96,559)      (72,556)         (218)         (248)         (121)         (102)
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........        1,263          (744)            8            18           123            86
                                    ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                        EQ/PIMCO GLOBAL            EQ/PIMCO ULTRA               EQ/QUALITY
                                          REAL RETURN*              SHORT BOND*                 BOND PLUS*
                                    -----------------------  -------------------------  --------------------------
                                        2015        2014         2015         2014          2015          2014
                                    -----------  ----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    46,519  $  357,135  $  (728,878) $   (893,714) $   (219,887) $   (317,319)
 Net realized gain (loss) on
   investments.....................     (36,101)     90,087     (265,829)     (101,711)   (1,164,272)   (1,678,550)
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................    (631,101)   (174,139)    (425,701)     (359,268)      423,993     3,696,973
                                    -----------  ----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations    (620,683)    273,083   (1,420,408)   (1,354,693)     (960,166)    1,701,104
                                    -----------  ----------  -----------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   4,617,229   2,778,099    7,686,433     9,521,285     5,752,282     5,924,552
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   4,994,635   4,244,198   (6,180,056)   (5,892,787)   (3,121,809)   (4,643,463)
 Redemptions for contract benefits
   and terminations................  (1,208,539)   (282,430)  (9,446,897)  (10,713,603)  (10,493,251)  (10,953,656)
 Contract maintenance charges......      (7,238)     (2,172)     (70,823)      (78,454)      (74,440)      (81,386)
 Adjustment to net assets
   allocated to contracts in
   payout period...................          --          --           --            --        29,858        51,543
                                    -----------  ----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   8,396,087   6,737,695   (8,011,343)   (7,163,559)   (7,907,360)   (9,702,410)
                                    -----------  ----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................         550          --           --            --       (29,856)       48,457
                                    -----------  ----------  -----------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   7,775,954   7,010,778   (9,431,751)   (8,518,252)   (8,897,382)   (7,952,849)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   9,391,748   2,380,970   98,520,643   107,038,895   100,681,727   108,634,576
                                    -----------  ----------  -----------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $17,167,702  $9,391,748  $89,088,892  $ 98,520,643  $ 91,784,345  $100,681,727
                                    ===========  ==========  ===========  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................          --          --           --            --            32            38
 Redeemed..........................          --          --           (1)           --           (70)          (79)
                                    -----------  ----------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)...........          --          --           (1)           --           (38)          (41)
                                    ===========  ==========  ===========  ============  ============  ============

UNIT ACTIVITY CLASS B
 Issued............................         138          94          111           156            20            25
 Redeemed..........................         (50)        (23)        (186)         (224)          (30)          (40)
                                    -----------  ----------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)...........          88          71          (75)          (68)          (10)          (15)
                                    ===========  ==========  ===========  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                             EQ/SMALL                EQ/T. ROWE PRICE                EQ/UBS
                                          COMPANY INDEX*               GROWTH STOCK*            GROWTH & INCOME*
                                    --------------------------  --------------------------  ------------------------
                                        2015          2014          2015          2014          2015         2014
                                    ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (841,150) $ (1,134,630) $ (4,725,540) $ (3,939,560) $  (238,513) $  (170,288)
 Net realized gain (loss) on
   investments.....................   28,809,197    35,887,535    40,026,432    24,271,645    8,737,582    3,105,093
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (42,226,883)  (26,212,500)   (4,870,953)    2,345,748   (9,518,935)     453,848
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations  (14,258,836)    8,540,405    30,429,939    22,677,833   (1,019,866)   3,388,653
                                    ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   18,533,378    16,959,893    44,051,958    37,923,134    3,590,295    1,945,973
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (2,766,212)   (6,501,710)   21,168,551     1,574,344    2,660,171    3,196,938
 Redemptions for contract benefits
   and terminations................  (17,440,963)  (17,977,287)  (23,353,280)  (22,746,836)  (2,569,826)  (2,007,819)
 Contract maintenance charges......     (139,080)     (143,835)     (246,492)     (211,092)     (16,209)     (16,729)
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (1,812,877)   (7,662,939)   41,620,737    16,539,550    3,664,431    3,118,363
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --        15,003            --            --           --           --
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (16,071,713)      892,469    72,050,676    39,217,383    2,644,565    6,507,016
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  251,749,578   250,857,109   337,272,487   298,055,104   31,661,191   25,154,175
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $235,677,865  $251,749,578  $409,323,163  $337,272,487  $34,305,756  $31,661,191
                                    ============  ============  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          137           126           497           399           92           66
 Redeemed..........................         (143)         (159)         (270)         (297)         (67)         (47)
                                    ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)...........           (6)          (33)          227           102           25           19
                                    ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                      FIDELITY(R) VIP           FIDELITY(R) VIP
                                       EQ/WELLS FARGO OMEGA            CONTRAFUND(R)             EQUITY-INCOME
                                              GROWTH*                    PORTFOLIO                 PORTFOLIO
                                    --------------------------  --------------------------  -----------------------
                                        2015          2014          2015          2014          2015        2014
                                    ------------  ------------  ------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $ (2,404,643) $ (2,495,569) $ (1,197,847) $ (1,081,373) $   153,229  $  107,262
 Net realized gain (loss) on
   investments.....................   14,353,093    29,209,838    37,951,760    18,334,781      671,619     203,994
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (11,715,268)  (22,111,322)  (39,725,673)    6,900,151   (1,243,571)     51,429
                                    ------------  ------------  ------------  ------------  -----------  ----------

 Net increase (decrease) in net
   assets resulting from operations      233,182     4,602,947    (2,971,760)   24,153,559     (418,723)    362,685
                                    ------------  ------------  ------------  ------------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   11,250,236    13,113,258    47,939,386    42,515,072    1,884,510   1,930,402
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (12,283,223)   (4,203,314)    6,309,811     7,765,614       41,810     184,095
 Redemptions for contract benefits
   and terminations................  (14,613,641)  (18,324,874)  (16,056,966)  (13,446,335)    (270,749)    (80,965)
 Contract maintenance charges......      (60,381)      (63,983)     (200,030)     (158,662)     (10,256)     (7,845)
                                    ------------  ------------  ------------  ------------  -----------  ----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  (15,707,009)   (9,478,913)   37,992,201    36,675,689    1,645,315   2,025,687
                                    ------------  ------------  ------------  ------------  -----------  ----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --        30,000            --         4,710           --          --
                                    ------------  ------------  ------------  ------------  -----------  ----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (15,473,827)   (4,845,966)   35,020,441    60,833,958    1,226,592   2,388,372
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  192,816,508   197,662,474   276,209,122   215,375,164    6,456,379   4,068,007
                                    ------------  ------------  ------------  ------------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD $177,342,681  $192,816,508  $311,229,563  $276,209,122  $ 7,682,971  $6,456,379
                                    ============  ============  ============  ============  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          129           203            --            --           --          --
 Redeemed..........................         (218)         (261)           --            --           --          --
                                    ------------  ------------  ------------  ------------  -----------  ----------
 Net Increase (Decrease)...........          (89)          (58)           --            --           --          --
                                    ============  ============  ============  ============  ===========  ==========

UNIT ACTIVITY SERVICE CLASS 2
 Issued............................           --            --           425           423           15          16
 Redeemed..........................           --            --          (206)         (199)          (4)         (4)
                                    ------------  ------------  ------------  ------------  -----------  ----------
 Net Increase (Decrease)...........           --            --           219           224           11          12
                                    ============  ============  ============  ============  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                        FIDELITY(R) VIP          GOLDMAN SACHS VIT     INVESCO V.I. DIVERSIFIED
                                                       MID CAP PORTFOLIO        MID CAP VALUE FUND          DIVIDEND FUND
                                                   ------------------------  ------------------------  -----------------------
                                                       2015         2014         2015         2014         2015        2014
                                                   -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (245,959) $  (226,644) $  (499,763) $   (90,240) $    58,464  $   36,463
 Net realized gain (loss) on investments..........   3,146,169      703,599    3,423,573    7,954,166      263,278     202,292
 Net change in unrealized appreciation
   (depreciation) of investments..................  (3,847,222)     487,445   (8,024,624)  (4,381,033)    (317,793)    358,797
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    (947,012)     964,400   (5,100,814)   3,482,893        3,949     597,552
                                                   -----------  -----------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   7,761,018    6,787,674    8,768,698    6,588,373    3,884,549   2,808,556
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....      83,529       83,892    3,076,893    7,113,058    1,342,954     309,179
 Redemptions for contract benefits and
   terminations...................................    (742,314)    (411,422)  (2,557,188)  (1,737,322)    (317,047)   (118,748)
 Contract maintenance charges.....................     (40,699)     (30,769)     (24,871)     (17,176)      (9,685)     (5,739)
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   7,061,534    6,429,375    9,263,532   11,946,933    4,900,771   2,993,248
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --           --        2,723        1,422          297          26
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............   6,114,522    7,393,775    4,165,441   15,431,248    4,905,017   3,590,826
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  23,273,134   15,879,359   39,498,358   24,067,110    7,140,799   3,549,973
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $29,387,656  $23,273,134  $43,663,799  $39,498,358  $12,045,816  $7,140,799
                                                   ===========  ===========  ===========  ===========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued...........................................          --           --           --           --           40          26
 Redeemed.........................................          --           --           --           --           (8)         (5)
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --           --           --           32          21
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY SERVICE CLASS 2
 Issued...........................................          61           55           --           --           --          --
 Redeemed.........................................         (18)         (13)          --           --           --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          43           42           --           --           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY SERVICE SHARES
 Issued...........................................          --           --          127          129           --          --
 Redeemed.........................................          --           --          (66)         (47)          --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --           61           82           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                    INVESCO V.I. GLOBAL REAL                               INVESCO V.I. INTERNATIONAL
                                           ESTATE FUND        INVESCO V.I. HIGH YIELD FUND        GROWTH FUND
                                    ------------------------  ---------------------------  ------------------------
                                        2015         2014         2015           2014          2015          2014
                                    -----------  -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $ 1,523,832  $   145,253  $ 1,183,691    $   797,182   $    64,491   $    94,969
 Net realized gain (loss) on
   investments.....................   1,497,503    1,532,885     (172,560)       178,791     1,530,461     1,219,410
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (5,461,569)   4,341,287   (2,442,785)    (1,011,870)   (3,849,938)   (1,904,588)
                                    -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in net
   assets resulting from operations  (2,440,234)   6,019,425   (1,431,654)       (35,897)   (2,254,986)     (590,209)
                                    -----------  -----------   -----------   -----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................  12,327,066    9,641,657    5,873,041      4,695,443    10,472,530     7,628,949
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   2,462,046    8,160,288    1,647,113      1,793,469     5,036,915     6,243,695
 Redemptions for contract benefits
   and terminations................  (4,131,122)  (2,829,702)  (2,031,491)    (1,450,857)   (2,853,488)   (1,938,076)
 Contract maintenance charges......     (36,850)     (27,843)     (19,621)       (14,765)      (34,927)      (26,655)
                                    -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  10,621,140   14,944,400    5,469,042      5,023,290    12,621,030    11,907,913
                                    -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --          320          550             --            --         1,250
                                    -----------  -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   8,180,906   20,964,145    4,037,938      4,987,393    10,366,044    11,318,954
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  63,185,122   42,220,977   24,316,666     19,329,273    42,921,365    31,602,411
                                    -----------  -----------   -----------   -----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD $71,366,028  $63,185,122  $28,354,604    $24,316,666   $53,287,409   $42,921,365
                                    ===========  ===========   ===========   ===========   ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued............................         184          184           95             81           160           138
 Redeemed..........................        (113)         (77)         (49)           (39)          (60)          (44)
                                    -----------  -----------   -----------   -----------   -----------   -----------
 Net Increase (Decrease)...........          71          107           46             42           100            94
                                    ===========  ===========   ===========   ===========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                    INVESCO V.I. MID CAP CORE  INVESCO V.I. SMALL CAP
                                           EQUITY FUND               EQUITY FUND           IVY FUNDS VIP ENERGY
                                    ------------------------  ------------------------  --------------------------
                                        2015         2014         2015         2014         2015          2014
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  (172,432) $  (176,752) $  (108,585) $   (94,356) $   (516,957) $   (538,979)
 Net realized gain (loss) on
   investments.....................   1,784,925    2,195,104    2,103,669    1,209,763    (2,525,988)    4,974,762
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (2,446,859)  (1,633,917)  (2,652,694)  (1,039,475)   (8,233,216)  (11,309,454)
                                    -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations    (834,366)     384,435     (657,610)      75,932   (11,276,161)   (6,873,671)
                                    -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   2,353,924    1,829,275    1,188,267    1,034,655     7,574,948     7,038,467
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net      38,125      336,583      812,360     (305,934)    4,733,418    10,127,774
 Redemptions for contract benefits
   and terminations................  (1,336,369)  (1,262,492)    (492,024)    (421,699)   (2,628,948)   (3,150,767)
 Contract maintenance charges......      (8,854)      (7,951)      (4,517)      (3,761)      (23,625)      (21,279)
                                    -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   1,046,826      895,415    1,504,086      303,261     9,655,793    13,994,195
                                    -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --           --           --           --         1,653            --
                                    -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     212,460    1,279,850      846,476      379,193    (1,618,715)    7,120,524
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  14,583,674   13,303,824    7,888,442    7,509,249    40,893,579    33,773,055
                                    -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $14,796,134  $14,583,674  $ 8,734,918  $ 7,888,442  $ 39,274,864  $ 40,893,579
                                    ===========  ===========  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued............................          --           --           --           --           217           218
 Redeemed..........................          --           --           --           --          (132)         (127)
                                    -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...........          --           --           --           --            85            91
                                    ===========  ===========  ===========  ===========  ============  ============

UNIT ACTIVITY SERIES II
 Issued............................          29           23           17           12            --            --
 Redeemed..........................         (21)         (17)          (9)         (11)           --            --
                                    -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...........           8            6            8            1            --            --
                                    ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                      IVY FUNDS VIP              IVY FUNDS VIP
                                     IVY FUNDS VIP HIGH INCOME        MID CAP GROWTH           SMALL CAP GROWTH
                                    --------------------------  -------------------------  ------------------------
                                        2015          2014          2015          2014         2015         2014
                                    ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  8,349,642  $  5,414,242  $ (1,096,652) $  (897,762) $  (205,401) $  (134,715)
 Net realized gain (loss) on
   investments.....................    1,122,995     4,690,916     9,315,956    7,551,977    1,525,029    1,992,501
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (23,098,017)   (9,909,651)  (14,731,440)  (1,969,327)  (2,184,198)  (1,822,519)
                                    ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations  (13,625,380)      195,507    (6,512,136)   4,684,888     (864,570)      35,267
                                    ------------  ------------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   30,707,129    30,769,125    14,498,092   12,580,819    3,013,749    1,727,995
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (5,626,112)   13,295,525     6,617,966    4,230,423    7,970,625     (295,994)
 Redemptions for contract benefits
   and terminations................  (13,335,988)  (13,319,473)   (5,441,694)  (5,130,475)  (1,153,386)    (776,407)
 Contract maintenance charges......     (104,749)      (84,199)      (52,809)     (40,621)      (9,523)      (6,946)
                                    ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   11,640,280    30,660,978    15,621,555   11,640,146    9,821,465      648,648
                                    ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................        1,615            --            --           --           --           --
                                    ------------  ------------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   (1,983,485)   30,856,485     9,109,419   16,325,034    8,956,895      683,915
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  164,864,337   134,007,852    79,601,230   63,276,196   10,914,473   10,230,558
                                    ------------  ------------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $162,880,852  $164,864,337  $ 88,710,649  $79,601,230  $19,871,368  $10,914,473
                                    ============  ============  ============  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued............................          345           434           214          194          151           42
 Redeemed..........................         (263)         (225)         (100)        (105)         (76)         (38)
                                    ------------  ------------  ------------  -----------  -----------  -----------
 Net Increase (Decrease)...........           82           209           114           89           75            4
                                    ============  ============  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                         LAZARD RETIREMENT
                                      EMERGING MARKETS EQUITY   MFS(R) INTERNATIONAL VALUE   MFS(R) INVESTORS TRUST
                                             PORTFOLIO                   PORTFOLIO                   SERIES
                                    --------------------------  --------------------------  ------------------------
                                        2015          2014          2015          2014          2015         2014
                                    ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    (41,870) $    723,221  $  1,181,495  $    937,671  $   (67,177) $   (52,522)
 Net realized gain (loss) on
   investments.....................   (2,300,228)    2,686,117    10,892,050     6,842,879    1,963,196    1,592,560
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (29,324,061)  (11,664,766)   (4,081,984)   (8,363,584)  (2,040,908)    (526,569)
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations  (31,666,159)   (8,255,428)    7,991,561      (583,034)    (144,889)   1,013,469
                                    ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   25,735,744    24,310,473    40,238,303    30,703,803    1,384,838    1,330,935
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net    8,474,779     7,927,112    25,836,301    21,177,714     (558,838)    (300,434)
 Redemptions for contract benefits
   and terminations................   (7,677,811)   (7,949,530)  (11,892,553)   (8,289,814)    (767,662)    (558,235)
 Contract maintenance charges......      (94,343)      (89,979)     (137,496)      (94,766)      (7,502)      (6,663)
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   26,438,369    24,198,076    54,044,555    43,496,937       50,836      465,603
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --        20,000         3,275         1,224           --           --
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   (5,227,790)   15,962,648    62,039,391    42,915,127      (94,053)   1,479,072
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  132,112,635   116,149,987   167,974,118   125,058,991   12,152,535   10,673,463
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $126,884,845  $132,112,635  $230,013,509  $167,974,118  $12,058,482  $12,152,535
                                    ============  ============  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued............................           --            --           514           422           15           17
 Redeemed..........................           --            --          (175)         (139)         (15)         (15)
                                    ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)...........           --            --           339           283           --            2
                                    ============  ============  ============  ============  ===========  ===========

UNIT ACTIVITY SERVICE SHARES
 Issued............................          510           433            --            --           --           --
 Redeemed..........................         (228)         (209)           --            --           --           --
                                    ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)...........          282           224            --            --           --           --
                                    ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                     MFS(R) MASSACHUSETTS
                                    INVESTORS GROWTH STOCK     MFS(R) TECHNOLOGY          MFS(R) UTILITIES
                                       PORTFOLIO(G)(H)             PORTFOLIO                   SERIES
                                    ---------------------- ------------------------  -------------------------
                                             2015              2015         2014         2015          2014
                                    ---------------------- -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......      $   (51,717)      $  (580,191) $  (429,387) $  2,713,584  $   615,380
 Net realized gain (loss) on
   investments.....................          916,433         5,178,252    4,428,614     8,976,591    8,352,659
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................       (1,155,150)         (610,593)    (898,305)  (27,913,715)  (1,590,237)
                                         -----------       -----------  -----------  ------------  -----------

 Net increase (decrease) in net
   assets resulting from operations         (290,434)        3,987,468    3,100,922   (16,223,540)   7,377,802
                                         -----------       -----------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................        1,116,230         7,999,917    5,492,716    16,241,960   14,942,645
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net       10,230,238         8,249,339    3,815,620    (6,118,581)  16,292,455
 Redemptions for contract benefits
   and terminations................         (482,609)       (3,256,494)  (2,433,744)   (6,702,019)  (5,718,949)
 Contract maintenance charges......           (5,631)          (25,370)     (17,131)      (53,059)     (39,606)
                                         -----------       -----------  -----------  ------------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......       10,858,228        12,967,392    6,857,461     3,368,301   25,476,545
                                         -----------       -----------  -----------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................               --                --           --         1,598           --
                                         -----------       -----------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................       10,567,794        16,954,860    9,958,383   (12,853,641)  32,854,347
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................               --        40,389,877   30,431,494    99,268,040   66,413,693
                                         -----------       -----------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD      $10,567,794       $57,344,737  $40,389,877  $ 86,414,399  $99,268,040
                                         ===========       ===========  ===========  ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued............................               66               139          119           192          287
 Redeemed..........................              (11)              (76)         (83)         (171)        (139)
                                         -----------       -----------  -----------  ------------  -----------
 Net Increase (Decrease)...........               55                63           36            21          148
                                         ===========       ===========  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(g)Units were made available on March 27, 2015.
(h)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                           MULTIMANAGER                MULTIMANAGER                MULTIMANAGER
                                        AGGRESSIVE EQUITY*              CORE BOND*                MID CAP GROWTH*
                                    --------------------------  --------------------------  --------------------------
                                        2015          2014          2015          2014          2015          2014
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $ (4,607,875) $ (4,822,085) $    863,330  $  1,095,435  $ (1,021,770) $ (1,035,819)
 Net realized gain (loss) on
   investments.....................   27,399,779    24,278,252    (1,945,759)     (673,416)    9,508,706    15,390,517
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................   (3,090,422)   39,143,512      (232,836)    2,694,946   (10,536,292)  (11,749,224)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations   19,701,482    58,599,679    (1,315,265)    3,116,965    (2,049,356)    2,605,474
                                    ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   10,772,092    11,254,391    11,748,750    12,503,166     3,056,052     3,255,417
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (14,078,648)  (18,136,137)   (5,275,040)   (9,905,457)     (851,169)   (3,297,609)
 Redemptions for contract benefits
   and terminations................  (50,771,076)  (57,450,583)  (12,759,771)  (12,611,300)   (5,866,247)   (7,222,085)
 Contract maintenance charges......     (433,974)     (457,769)      (93,403)      (95,187)      (44,537)      (47,624)
 Adjustment to net assets
   allocated to contracts in
   payout period...................       77,632        24,484            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  (54,433,974)  (64,765,614)   (6,379,464)  (10,108,778)   (3,705,901)   (7,311,901)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................     (107,172)       15,202            --       170,000            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (34,839,664)   (6,150,733)   (7,694,729)   (6,821,813)   (5,755,257)   (4,706,427)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  633,516,741   639,667,474   128,134,591   134,956,404    78,701,981    83,408,408
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $598,677,077  $633,516,741  $120,439,862  $128,134,591  $ 72,946,724  $ 78,701,981
                                    ============  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................          259           258            --            --            --            --
 Redeemed..........................         (651)         (764)           --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........         (392)         (506)           --            --            --            --
                                    ============  ============  ============  ============  ============  ============

UNIT ACTIVITY CLASS B
 Issued............................           21            17           143           153            48            50
 Redeemed..........................          (40)          (43)         (187)         (222)          (67)          (94)
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........          (19)          (26)          (44)          (69)          (19)          (44)
                                    ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                       MULTIMANAGER MID CAP           MULTIMANAGER            OPPENHEIMER MAIN
                                              VALUE*                   TECHNOLOGY*            STREET FUND(R)/VA
                                    -------------------------  --------------------------  ----------------------
                                        2015          2014         2015          2014         2015        2014
                                    ------------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (368,846) $  (567,825) $ (1,918,749) $ (1,801,444) $   (9,184) $   (6,975)
 Net realized gain (loss) on
   investments.....................    4,349,016    5,926,624    23,670,376    25,105,671     443,239      89,604
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................   (7,860,004)  (2,773,709)  (14,489,931)   (7,340,041)   (388,538)     55,733
                                    ------------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net
   assets resulting from operations   (3,879,834)   2,585,090     7,261,696    15,964,186      45,517     138,362
                                    ------------  -----------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    2,263,689    2,733,854     7,491,951     6,694,334     676,210     706,923
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (3,035,988)  (4,391,652)   (3,290,930)      484,885     102,722     108,613
 Redemptions for contract benefits
   and terminations................   (5,807,965)  (6,678,459)  (11,074,402)  (12,044,917)    (94,451)    (32,818)
 Contract maintenance charges......      (33,880)     (37,312)      (85,285)      (85,547)     (2,795)     (1,717)
                                    ------------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (6,614,144)  (8,373,569)   (6,958,666)   (4,951,245)    681,686     781,001
                                    ------------  -----------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (10,493,978)  (5,788,479)      303,030    11,012,941     727,203     919,363
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   64,181,344   69,969,823   148,476,213   137,463,272   2,045,965   1,126,602
                                    ------------  -----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD $ 53,687,366  $64,181,344  $148,779,243  $148,476,213  $2,773,168  $2,045,965
                                    ============  ===========  ============  ============  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................           18           29           140           190          --          --
 Redeemed..........................          (51)         (70)         (176)         (220)         --          --
                                    ------------  -----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)...........          (33)         (41)          (36)          (30)         --          --
                                    ============  ===========  ============  ============  ==========  ==========

UNIT ACTIVITY SERVICE CLASS
 Issued............................           --           --            --            --           4           6
 Redeemed..........................           --           --            --            --          (1)         (1)
                                    ------------  -----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)...........           --           --            --            --           3           5
                                    ============  ===========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                        PIMCO COMMODITY
                                                    REALRETURN(R) STRATEGY          TARGET 2015               TARGET 2025
                                                           PORTFOLIO                ALLOCATION*               ALLOCATION*
                                                   ------------------------  ------------------------  ------------------------
                                                       2015         2014         2015         2014         2015         2014
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   165,453  $   (52,883) $   (25,226) $   (19,847) $    14,771  $    24,412
 Net realized gain (loss) on investments..........    (733,882)    (178,629)     274,155    3,754,597    1,513,365    6,863,131
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,141,016)  (1,084,976)    (993,286)  (3,338,958)  (3,332,037)  (5,601,465)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,709,445)  (1,316,488)    (744,357)     395,792   (1,803,901)   1,286,078
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,630,575    1,876,667    3,055,402    2,850,362    7,436,612    6,682,554
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....      98,451      232,793   (1,097,738)    (697,046)     422,081      897,856
 Redemptions for contract benefits and
   terminations...................................    (211,687)    (175,838)  (3,048,775)  (2,930,699)  (3,914,104)  (2,809,692)
 Contract maintenance charges.....................      (6,585)      (7,165)     (13,324)     (13,846)     (43,966)     (40,877)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   1,510,754    1,926,457   (1,104,435)    (791,229)   3,900,623    4,729,841
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................       1,826       (1,825)          --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (196,865)     608,144   (1,848,792)    (395,437)   2,096,722    6,015,919
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   5,389,086    4,780,942   24,805,604   25,201,041   51,650,250   45,634,331
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 5,192,221  $ 5,389,086  $22,956,812  $24,805,604  $53,746,972  $51,650,250
                                                   ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          --           --           36           43           92           89
 Redeemed.........................................          --           --          (46)         (50)         (60)         (51)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          --           --          (10)          (7)          32           38
                                                   ===========  ===========  ===========  ===========  ===========  ===========

UNIT ACTIVITY ADVISOR CLASS
 Issued...........................................          34           26           --           --           --           --
 Redeemed.........................................         (13)          (6)          --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          21           20           --           --           --           --
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                          TARGET 2035               TARGET 2045         TARGET 2055
                                                          ALLOCATION*               ALLOCATION*        ALLOCATION*(I)
                                                   ------------------------  ------------------------  --------------
                                                       2015         2014         2015         2014          2015
                                                   -----------  -----------  -----------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    32,352  $    37,118  $    50,768  $    52,585     $  5,825
 Net realized gain (loss) on investments..........   1,713,105    6,441,913    1,337,737    4,922,402         (170)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (3,456,752)  (5,080,934)  (2,945,712)  (3,797,116)     (19,362)
                                                   -----------  -----------  -----------  -----------     --------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,711,295)   1,398,097   (1,557,207)   1,177,871      (13,707)
                                                   -----------  -----------  -----------  -----------     --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   7,950,896    6,754,827    7,583,709    6,072,117      366,107
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     (76,627)     262,117    1,122,924      939,556      186,017
 Redemptions for contract benefits and
   terminations...................................  (2,319,092)  (2,116,891)  (1,814,246)  (1,235,417)          --
 Contract maintenance charges.....................     (67,887)     (65,888)     (82,560)     (70,764)        (305)
                                                   -----------  -----------  -----------  -----------     --------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   5,487,290    4,834,165    6,809,827    5,705,492      551,819
                                                   -----------  -----------  -----------  -----------     --------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --       10,000           --           --            9
                                                   -----------  -----------  -----------  -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS.............   3,775,995    6,242,262    5,252,620    6,883,363      538,121
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  47,930,885   41,688,623   37,870,235   30,986,872           --
                                                   -----------  -----------  -----------  -----------     --------

NET ASSETS -- END OF YEAR OR PERIOD............... $51,706,880  $47,930,885  $43,122,855  $37,870,235     $538,121
                                                   ===========  ===========  ===========  ===========     ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          81           74           79           64            7
 Redeemed.........................................         (40)         (37)         (26)         (22)          (1)
                                                   -----------  -----------  -----------  -----------     --------
 Net Increase (Decrease)..........................          41           37           53           42            6
                                                   ===========  ===========  ===========  ===========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                     TEMPLETON GLOBAL BOND    VAN ECK VIP GLOBAL HARD
                                                           VIP FUND                 ASSETS FUND
                                                   ------------------------  ------------------------
                                                       2015         2014         2015         2014
                                                   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 2,882,547  $ 1,239,640  $  (225,645) $  (259,325)
 Net realized gain (loss) on investments..........    (492,015)     (59,184)  (1,223,149)     488,586
 Net change in unrealized appreciation
   (depreciation) of investments..................  (4,904,619)  (1,096,943)  (5,869,339)  (4,920,665)
                                                   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (2,514,087)      83,513   (7,318,133)  (4,691,404)
                                                   -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  13,575,804   11,457,171    2,884,845    3,344,147
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (522,486)     543,858    2,573,811    2,316,598
 Redemptions for contract benefits and
   terminations...................................  (1,563,290)    (693,721)  (1,196,843)  (1,292,561)
 Contract maintenance charges.....................     (51,633)     (41,522)      (9,746)     (10,075)
                                                   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  11,438,395   11,265,786    4,252,067    4,358,109
                                                   -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................         198           90           --          800
                                                   -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............   8,924,506   11,349,389   (3,066,066)    (332,495)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  38,426,351   27,076,962   18,323,463   18,655,958
                                                   -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $47,350,857  $38,426,351  $15,257,397  $18,323,463
                                                   ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S SHARES
 Issued...........................................          --           --          135          104
 Redeemed.........................................          --           --          (66)         (57)
                                                   -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          --           --           69           47
                                                   ===========  ===========  ===========  ===========

UNIT ACTIVITY CLASS 2
 Issued...........................................         151          122           --           --
 Redeemed.........................................         (52)         (26)          --           --
                                                   -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          99           96           --           --
                                                   ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
The -- on the Changes in Units section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2015

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trusts, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and Van Eck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Diversified Dividend Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. High Yield Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
 .   American Funds Insurance Series(R) Bond Fund/SM/

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Charter/SM/ International Moderate
 .   Charter/SM/ Multi-Sector Bond
 .   Charter/SM/ Real Assets
 .   Charter/SM/ Small Cap Growth
 .   Charter/SM/ Small Cap Value
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation
 .   Target 2055 Allocation

     EQ ADVISORS TRUST*
 .   All Asset Aggressive-Alt 25
 .   All Asset Growth-Alt 20
 .   All Asset Moderate Growth-Alt 15
 .   AXA 400 Managed Volatility
 .   AXA 500 Managed Volatility
 .   AXA 2000 Managed Volatility
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Global Equity Managed Volatility
 .   AXA Growth Strategy
 .   AXA International Core Managed Volatility
 .   AXA International Managed Volatility
 .   AXA International Value Managed Volatility
 .   AXA Large Cap Core Managed Volatility
 .   AXA Large Cap Growth Managed Volatility
 .   AXA Large Cap Value Managed Volatility
 .   AXA Mid Cap Value Managed Volatility
 .   AXA Moderate Growth Strategy
 .   AXA SmartBeta Equity
 .   AXA/AB Dynamic Moderate Growth/(1)/
 .   AXA/AB Small Cap Growth/(2)/
 .   AXA/DoubleLine Opportunistic Core Plus Bond
 .   AXA/Franklin Balanced Managed Volatility
 .   AXA/Franklin Small Cap Value Managed Volatility
 .   AXA/Franklin Templeton Allocation Managed Volatility
 .   AXA/Horizon Small Cap Value
 .   AXA/Loomis Sayles Growth
 .   AXA/Mutual Large Cap Equity Managed Volatility
 .   AXA/Pacific Global Small Cap Value
 .   AXA/Templeton Global Equity Managed Volatility
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Emerging Markets Equity PLUS
 .   EQ/Equity 500 Index
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/High Yield Bond
 .   EQ/Intermediate Government Bond
 .   EQ/International Equity Index
 .   EQ/Invesco Comstock
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Value Index

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Continued)

 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Money Market
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Oppenheimer Global
 .   EQ/PIMCO Global Real Return
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/UBS Growth & Income
 .   EQ/Wells Fargo Omega Growth
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Templeton Global Bond VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Trust Series
 .   MFS(R) Massachusetts Investors Growth Stock Portfolio
 .   MFS(R) Technology Portfolio
 .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
 .   Oppenheimer Main Street Fund(R) /VA

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO CommodityRealReturn(R) Strategy Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund


   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
  (1)Formerly known as EQ/AllianceBernstein Dynamic Wealth Strategies.
  (2)Formerly known as EQ/AllianceBernstein Small Cap Growth.


   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses, financial accounting charges accumulated in the account, and
   (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Concluded)


   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48.

   Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

   .   EQUI-VEST(R) Series 100 through 801
   .   EQUI-VEST(R) Vantage Series 900
   .   EQUI-VEST(R) Strategies Series 900 and 901
   .   Momentum

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

2. Significant Accounting Policies (Concluded)

   .   Momentum Plus
   .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

   .   EQUI-VEST(R) Series 100 through 801
   .   EQUI-VEST(R) Strategies Series 900 and 901
   .   EQUIPLAN
   .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015


4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2015 were as follows:

                                                       PURCHASES      SALES
                                                      ------------ ------------
All Asset Aggressive-Alt 25.......................... $  6,003,415 $  2,470,539
All Asset Growth-Alt 20..............................   13,115,789   11,273,346
All Asset Moderate Growth-Alt 15.....................    3,773,326    1,126,990
American Century VP Mid Cap Value Fund...............   13,705,907    2,932,067
American Funds Insurance Series(R) Bond Fund/SM/.....   18,385,207    6,041,235
AXA 400 Managed Volatility...........................    2,997,940    1,979,526
AXA 500 Managed Volatility...........................    7,767,947    5,646,278
AXA 2000 Managed Volatility..........................    2,301,109    1,690,633
AXA Aggressive Allocation............................  124,347,960   80,223,096
AXA Balanced Strategy................................   24,523,281   11,089,637
AXA Conservative Allocation..........................   24,922,381   29,175,410
AXA Conservative Growth Strategy.....................    7,891,188    4,291,467
AXA Conservative Strategy............................    3,311,658    2,022,005
AXA Conservative-Plus Allocation.....................   43,507,700   39,067,789
AXA Global Equity Managed Volatility.................   34,250,787   59,584,222
AXA Growth Strategy..................................       55,775       46,699
AXA International Core Managed Volatility............   19,528,724   29,081,027
AXA International Managed Volatility.................    3,355,374    1,570,933
AXA International Value Managed Volatility...........   17,647,373   29,910,110
AXA Large Cap Core Managed Volatility................    4,156,034    6,134,264
AXA Large Cap Growth Managed Volatility..............   70,197,442   91,552,360
AXA Large Cap Value Managed Volatility...............   55,488,927  116,451,452
AXA Mid Cap Value Managed Volatility.................   32,298,898   69,262,137
AXA Moderate Allocation..............................  193,975,164  203,082,227
AXA Moderate Growth Strategy.........................   18,217,968    5,417,830
AXA Moderate-Plus Allocation.........................  181,408,532  144,992,492
AXA SmartBeta Equity.................................       77,814        1,719
AXA/AB Dynamic Moderate Growth.......................    6,330,359    3,207,211
AXA/AB Small Cap Growth..............................   71,809,998   61,665,626
AXA/DoubleLine Opportunistic Core Plus Bond..........      840,220      142,460
AXA/Franklin Balanced Managed Volatility.............   18,814,527   18,986,015
AXA/Franklin Small Cap Value Managed Volatility......    2,388,109    3,871,898
AXA/Franklin Templeton Allocation Managed Volatility.   12,709,012   12,235,855
AXA/Horizon Small Cap Value..........................       84,770        1,568
AXA/Loomis Sayles Growth.............................    7,997,731    8,131,036
AXA/Mutual Large Cap Equity Managed Volatility.......    2,378,665    5,140,928
AXA/Pacific Global Small Cap Value...................      140,959        2,534
AXA/Templeton Global Equity Managed Volatility.......    6,590,334    7,886,202
Charter/SM/ International Moderate...................       24,266          282
Charter/SM/ Multi-Sector Bond........................   12,486,072   18,489,073
Charter/SM/ Real Assets..............................       13,257           97
Charter/SM/ Small Cap Growth.........................    5,794,717    9,850,176
Charter/SM/ Small Cap Value..........................    7,974,448   16,241,508
EQ/BlackRock Basic Value Equity......................  105,545,747   98,839,845
EQ/Boston Advisors Equity Income.....................   23,790,281   18,262,220
EQ/Calvert Socially Responsible......................   13,326,279    8,239,699
EQ/Capital Guardian Research.........................   17,414,207   29,975,738
EQ/Common Stock Index................................   90,101,654  268,211,305
EQ/Core Bond Index...................................   22,257,970   21,391,055
EQ/Emerging Markets Equity PLUS......................    3,191,113    1,386,792
EQ/EQuity 500 Index..................................  249,689,646  208,291,891
EQ/GAMCO Mergers and Acquisitions....................    3,146,369    4,709,721

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

4. Purchases and Sales of Portfolios (Concluded)

                                                        PURCHASES      SALES
                                                       ------------ ------------
EQ/GAMCO Small Company Value.......................... $163,509,865 $106,402,944
EQ/Global Bond PLUS...................................    9,334,907   16,547,612
EQ/High Yield Bond....................................    4,303,222    1,486,872
EQ/Intermediate Government Bond.......................    6,364,149   11,902,243
EQ/International Equity Index.........................   45,681,450   58,942,199
EQ/Invesco Comstock...................................   18,119,229   24,073,486
EQ/JPMorgan Value Opportunities.......................   20,882,073   15,402,398
EQ/Large Cap Growth Index.............................   56,428,509   35,240,474
EQ/Large Cap Value Index..............................   19,836,060   14,359,717
EQ/MFS International Growth...........................   24,368,815   18,285,912
EQ/Mid Cap Index......................................   67,817,699   60,395,668
EQ/Money Market.......................................  152,960,662  155,481,231
EQ/Morgan Stanley Mid Cap Growth......................   54,552,448   50,350,574
EQ/Oppenheimer Global.................................   36,391,305   19,319,429
EQ/PIMCO Global Real Return...........................   13,576,512    5,040,481
EQ/PIMCO Ultra Short Bond.............................   12,146,300   20,886,521
EQ/Quality Bond PLUS..................................    9,826,222   17,983,325
EQ/Small Company Index................................   53,517,344   36,349,247
EQ/T. Rowe Price Growth Stock.........................  106,025,368   54,445,475
EQ/UBS Growth & Income................................   20,211,110   12,283,314
EQ/Wells Fargo Omega Growth...........................   35,153,123   40,595,050
Fidelity(R) VIP Contrafund(R) Portfolio...............  103,063,541   40,687,912
Fidelity(R) VIP Equity-Income Portfolio...............    3,225,254      812,086
Fidelity(R) VIP Mid Cap Portfolio.....................   12,770,468    3,091,543
Goldman Sachs VIT Mid Cap Value Fund..................   22,705,046   10,493,049
Invesco V.I. Diversified Dividend Fund................    6,336,391    1,376,859
Invesco V.I. Global Real Estate Fund..................   29,568,325   17,423,353
Invesco V.I. High Yield Fund..........................   12,697,691    6,044,408
Invesco V.I. International Growth Fund................   20,615,595    7,930,074
Invesco V.I. Mid Cap Core Equity Fund.................    5,580,060    3,270,503
Invesco V.I. Small Cap Equity Fund....................    4,947,592    1,707,252
Ivy Funds VIP Energy..................................   25,547,369   16,181,283
Ivy Funds VIP High Income.............................   61,131,745   39,364,064
Ivy Funds VIP Mid Cap Growth..........................   36,208,139   14,749,008
Ivy Funds VIP Small Cap Growth........................   22,029,850   10,340,229
Lazard Retirement Emerging Markets Equity Portfolio...   50,045,654   23,274,431
MFS(R) International Value Portfolio..................   88,409,878   31,043,906
MFS(R) Investors Trust Series.........................    4,107,346    2,830,286
MFS(R) Massachusetts Investors Growth Stock Portfolio.    2,626,214    2,195,818
MFS(R) Technology Portfolio...........................   29,682,577   15,808,728
MFS(R) Utilities Series...............................   42,413,165   29,409,475
Multimanager Aggressive Equity........................   16,189,948   75,287,340
Multimanager Core Bond................................   23,360,774   28,876,908
Multimanager Mid Cap Growth...........................   15,332,195   13,244,353
Multimanager Mid Cap Value............................    4,272,343   11,255,333
Multimanager Technology...............................   37,245,396   35,364,222
Oppenheimer Main Street Fund(R)/VA....................    1,328,692      283,187
PIMCO CommodityRealReturn(R) Strategy Portfolio.......    2,691,296    1,015,088
Target 2015 Allocation................................    5,007,716    5,845,808
Target 2025 Allocation................................   13,093,155    8,456,334
Target 2035 Allocation................................   11,983,889    5,692,094
Target 2045 Allocation................................   11,664,345    4,107,654
Target 2055 Allocation................................      609,481       51,315
Templeton Global Bond VIP Fund........................   20,967,930    6,425,619
Van Eck VIP Global Hard Assets Fund...................    8,663,762    4,637,340

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options are invested are categorized by the share class of the Portfolio. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Directors and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC receives management fees for services performed in their capacity as investment manager of the Portfolios. FMG LLC either oversees the activities of the investment advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.14% to a high of 1.31% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Dynamic Moderate Growth, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In March 2015, a fund reorganization occurred within MFS(R) Variable Insurance Trusts, impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by MFS Variable Insurance Trusts. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the MFS(R) Massachusetts Investors Growth Stock Portfolio. On March 27, 2015, MFS(R) Investors Growth Stock Series (the "Removed Portfolio") exchanged all of its assets and liabilities for equivalent interests in MFS(R) Massachusetts Investors Growth Stock Portfolio (the "Surviving Portfolio"). For accounting purposes, the reorganization, which occurred on March 27, 2015, was treated as a merger.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Reorganizations (Continued)


   In 2014, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives.

   In June 2014, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). The shares in the Removed Investment Options were replaced with either Class A or Class B shares in the Surviving Investment Options within the same product and with similar contract charge applicable to each policy holder. For accounting purposes, reorganizations which occurred in 2014 were treated as mergers.

-----------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------------
 MARCH 27, 2015           MFS(R) INVESTORS GROWTH STOCK SERIES MFS(R) MASSACHUSETTS INVESTORS
                                                               GROWTH STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------
Shares -- Class Service       768,597                               621,908
Value -- Class Service    $     14.33                          $      17.71
Net Assets Before Merger  $11,013,989                          $         --
Net Assets After Merger   $        --                          $ 11,013,989
Unrealized Gain (Loss)    $   394,876
-----------------------------------------------------------------------------------------------
 JUNE 13, 2014            EQ/DAVIS NEW YORK VENTURE            EQ/INVESCO COMSTOCK
                          EQ/LORD ABBETT LARGE CAP CORE
-----------------------------------------------------------------------------------------------
                          EQ/DAVIS NEW YORK VENTURE
Shares -- Class B           2,454,350
Value -- Class B          $     13.86
Net Assets Before Merger  $34,021,225
Net Assets After Merger   $        --
Unrealized Gain           $ 8,682,687
                          EQ/LORD ABBETT LARGE CAP CORE
Shares -- Class B           3,486,776                             8,295,538
Value -- Class B          $     12.96                          $      14.82
Net Assets Before Merger  $45,193,317                          $ 43,712,513
Net Assets After Merger   $        --                          $122,927,055
Unrealized Gain           $ 1,552,126
-----------------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER INTERNATIONAL EQUITY    AXA INTERNATIONAL CORE MANAGED
                                                               VOLATILITY
-----------------------------------------------------------------------------------------------
Shares -- Class B           4,788,613                            18,772,898
Value -- Class B          $     12.18                          $      10.81
Net Assets Before Merger  $58,347,113                          $144,520,175
Net Assets After Merger   $        --                          $202,867,288
Unrealized Gain           $ 8,803,894
-----------------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER LARGE CAP VALUE         AXA LARGE CAP VALUE MANAGED
                                                               VOLATILITY
-----------------------------------------------------------------------------------------------
Shares -- Class A                                                53,170,971
Value -- Class A                                               $      15.21
Net Assets Before Merger                                       $767,140,932
Net Assets After Merger   $        --                          $808,474,818
Shares -- Class B           4,091,153                             7,279,298
Value -- Class B          $     14.18                          $      15.17
Net Assets Before Merger  $57,994,995                          $ 93,765,645
Net Assets After Merger   $        --                          $110,426,754
Unrealized Gain           $18,999,581
-----------------------------------------------------------------------------------------------

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Reorganizations (Concluded)

-------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
-------------------------------------------------------------------------------------------
 JUNE 20, 2014            EQ/EQUITY GROWTH PLUS              AXA LARGE CAP GROWTH MANAGED
                                                             VOLATILITY
-------------------------------------------------------------------------------------------
Shares -- Class B           17,815,352                         26,259,836
Value -- Class B          $      21.71                       $      25.54
Net Assets Before Merger  $386,809,324                       $283,980,474
Net Assets After Merger   $         --                       $670,789,798
Unrealized Gain           $147,888,852
-------------------------------------------------------------------------------------------
 JUNE 20, 2014            MULTIMANAGER LARGE CAP CORE EQUITY AXA LARGE CAP CORE MANAGED
                                                             VOLATILITY
-------------------------------------------------------------------------------------------
Shares -- Class B              958,444                          3,427,910
Value -- Class B          $      15.08                       $       9.21
Net Assets Before Merger  $ 14,455,752                       $ 17,133,522
Net Assets After Merger   $         --                       $ 31,589,274
Unrealized Gain           $  4,852,562
-------------------------------------------------------------------------------------------

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                           MORTALITY AND                FINANCIAL
                                           EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                           ------------- -------------- ---------- -----

OLD CONTRACTS                                  0.58%          0.16%          --    0.74%

EQUIPLAN(R) CONTRACTS                          0.58%          0.16%          --    0.74%

EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index.....................     0.56%          0.60%        0.24%   1.40%

All Other Funds...........................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index.....................     0.65%          0.60%        0.24%   1.49%

All Other Funds...........................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index.....................     1.15%          0.25%          --    1.40%

All Other Funds...........................     1.09%          0.25%          --    1.34%

EQUI-VEST(R) SERIES 201

All Funds.................................     0.95%          0.25%          --    1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation...................     1.10%          0.25%          --    1.35%

All Other Funds...........................     1.10%          0.24%          --    1.34%

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Continued)

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

MOMENTUM PLUS CONTRACTS                           1.10%          0.25%         --     1.35%

EQUI-VEST(R) SERIES 500 CONTRACTS                 1.20%          0.25%         --     1.45%

EQUI-VEST(R) AT RETIREMENT

1.30% All Funds..............................     0.80%          0.50%         --     1.30%

1.25% All Funds..............................     0.75%          0.50%         --     1.25%

EQUI-VEST(R) SERIES 600 AND 800 CONTRACTS         0.95%          0.25%         --     1.20%

EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds..............................     0.90%            --          --     0.90%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.50% All Funds..............................     0.50%            --          --     0.50%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds..............................     1.20%            --          --     1.20%

0.90% All Funds..............................     0.90%            --          --     0.90%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.25% All Funds..............................     0.25%            --          --     0.25%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds..............................     0.00%            --          --     0.00%

0.10% All Funds..............................     0.10%            --          --     0.10%

0.25% All Funds..............................     0.25%            --          --     0.25%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.60% All Funds..............................     0.60%            --          --     0.60%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.80% All Funds..............................     0.80%            --          --     0.80%

0.90% All Funds..............................     0.90%            --          --     0.90%

1.00% All Funds..............................     1.00%            --          --     1.00%

1.10% All Funds..............................     1.10%            --          --     1.10%

1.15% All Funds..............................     1.15%            --          --     1.15%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds..............................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds..............................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds..............................     0.40%          0.10%         --     0.50%

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Continued)

   "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 100/200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                     AMOUNT DEDUCTED                   HOW DEDUCTED
                -------                       -----------                    ---------------                    ------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and      Unit liquidation from
                                                                account value.                             account value

                                                                HIGH - Depending on account value, $50 if  Unit liquidation from
                                                                the account value on the last business     account value
                                                                day of the contract year is less than
                                                                $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions   Unit liquidation from
                                                                made in the current and prior five         account value
                                                                participation years, whichever is less.

                                                                HIGH - 7% of contributions withdrawn,
                                                                declining by 1% each contract years
                                                                following each contribution.

                                                                Exceptions and limitations may eliminate
                                                                or reduce the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6.25 quarterly         Unit liquidation from
                                                                recordkeeping fee                          account value

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee            Unit liquidation from
option                                                                                                     account value

Charge for third-party transfer or      At time of transaction  $0 to $65                                  Unit liquidation from
exchange                                                                                                   account value

Enhanced death benefit charge           Participation date      0.15% of account value                     Unit liquidation from
                                        anniversary                                                        account value

Guaranteed Minimum Income Benefit                               0.65%                                      Unit liquidation from
                                                                                                           account value

Guaranteed Withdrawal Benefit for Life                          LOW - 0.60% for single life option;        Unit liquidation from
                                                                    0.75% for joint life option            account value

                                                                HIGH - 0.75% for single life;
                                                                    0.90% for joint life

Sales Premium and Other Applicable                              Current tax charge varies by jurisdiction  Deducted from the
Taxes                                                           and ranges from 0% to 3.5%.                amount applied to
                                                                                                           provide an annuity
                                                                                                           payout option

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Concluded)

                                          WHEN CHARGE
            CHARGES                       IS DEDUCTED                       AMOUNT DEDUCTED                   HOW DEDUCTED
             -------                      -----------                       ---------------                    ------------

Guaranteed minimum death benefit                               STANDARD DEATH BENEFIT (AVAILABLE ONLY     Unit liquidation from
charge                                                         WITH THE GUARANTEED MINIMUM INCOME         account value
                                                               BENEFIT) - 0.00%

                                                               GWBL STANDARD DEATH BENEFIT - 0.00%

                                                               ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                               Annual Rachet to age 85 benefit base

                                                               GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                               RACHET TO AGE 85 - 0.60% of the greater
                                                               of 6% roll-up to age 85 benefit base, as
                                                               applicable

                                                               GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                               the GWBL Enhance death benefit base

Personal Income Benefit Charge    Contract/Participation Date  1.00% of the Personal Income Benefit       Unit liquidation from
                                  Anniversary                  account value                              account value

Managed Account Service Fee       Quarterly                    The Managed Account Service ("MAS")        Unit liquidation from
                                                               Advisory fee is a quarterly fee that can   account value
                                                               be charged at an annual rate of up to
                                                               0.60%. The amount of the fee may be lower
                                                               and varies among broker-dealers. The fee
                                                               will be deducted pro rata from the
                                                               Non-Personal Income Benefit variable
                                                               investment options and guaranteed
                                                               interest option first, then from the
                                                               account for special dollar cost
                                                               averaging. The MAS Advisory fee does not
                                                               apply to Personal Income Benefit related
                                                               assets.

Wire Transfer Charge              At time of transaction       $90 for outgoing wire transfers            Unit liquidation from
                                                                                                          account value

Express Mail Charge               At time of transaction       $35 for checks sent by express delivery    Unit liquidation from
                                                                                                          account value

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
ALL ASSET AGGRESSIVE-ALT 25
2015  Lowest contract charge 0.50% Class B       $104.72           --                  --            --       (4.86)%
      Highest contract charge 1.34% Class B      $102.40           --                  --            --       (5.67)%
      All contract charges                            --           78             $ 8,034          0.89%         --
2014  Lowest contract charge 0.50% Class B       $110.07           --                  --            --        1.79%
      Highest contract charge 1.34% Class B      $108.55           --                  --            --        0.94%
      All contract charges                            --           46             $ 5,081          2.31%         --
2013  Lowest contract charge 0.50% Class B(e)    $108.13           --                  --            --        6.71%
      Highest contract charge 1.34% Class B(e)   $107.54           --                  --            --        6.16%
      All contract charges                            --           11             $ 1,157          3.71%         --
ALL ASSET GROWTH-ALT 20
2015  Lowest contract charge 0.50% Class B       $141.73           --                  --            --       (4.44)%
      Highest contract charge 1.45% Class B      $133.41           --                  --            --       (5.36)%
      All contract charges                            --          391             $52,828          0.83%         --

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
ALL ASSET GROWTH-ALT 20 (CONTINUED)
2014   Lowest contract charge 0.50% Class B        $148.32           --                  --            --        1.88%
       Highest contract charge 1.45% Class B       $140.96           --                  --            --        0.91%
       All contract charges                             --          387             $55,179          1.49%         --
2013   Lowest contract charge 0.50% Class B        $145.58           --                  --            --       13.55%
       Highest contract charge 1.45% Class B       $139.69           --                  --            --       12.47%
       All contract charges                             --          356             $50,117          1.47%         --
2012   Lowest contract charge 0.50% Class B        $128.21           --                  --            --       11.43%
       Highest contract charge 1.45% Class B       $124.20           --                  --            --       10.36%
       All contract charges                             --          309             $38,706          1.74%         --
2011   Lowest contract charge 0.50% Class B        $115.06           --                  --            --       (3.97)%
       Highest contract charge 1.45% Class B       $112.54           --                  --            --       (4.89)%
       All contract charges                             --          223             $25,298          1.97%         --
ALL ASSET MODERATE GROWTH-ALT 15
2015   Lowest contract charge 0.50% Class B        $102.12           --                  --            --       (4.21)%
       Highest contract charge 1.34% Class B       $ 99.85           --                  --            --       (5.01)%
       All contract charges                             --           54             $ 5,512          0.98%         --
2014   Lowest contract charge 0.50% Class B        $106.60           --                  --            --        1.91%
       Highest contract charge 1.34% Class B       $105.12           --                  --            --        1.05%
       All contract charges                             --           30             $ 3,194          2.89%         --
2013   Lowest contract charge 0.50% Class B(e)     $104.60           --                  --            --        3.87%
       Highest contract charge 1.34% Class B(e)    $104.03           --                  --            --        3.33%
       All contract charges                             --            3             $   380          2.80%         --
AMERICAN CENTURY VP MID CAP VALUE FUND
2015   Lowest contract charge 0.50% Class II       $177.64           --                  --            --       (2.07)%
       Highest contract charge 1.20% Class II      $170.64           --                  --            --       (2.76)%
       All contract charges                             --          145             $24,827          1.50%         --
2014   Lowest contract charge 0.50% Class II       $181.40           --                  --            --       15.66%
       Highest contract charge 1.20% Class II      $175.49           --                  --            --       14.85%
       All contract charges                             --           89             $15,575          1.04%         --
2013   Lowest contract charge 0.50% Class II       $156.84           --                  --            --       29.25%
       Highest contract charge 1.20% Class II      $152.80           --                  --            --       28.34%
       All contract charges                             --           59             $ 8,994          1.11%         --
2012   Lowest contract charge 0.50% Class II       $121.35           --                  --            --       15.65%
       Highest contract charge 1.20% Class II      $119.06           --                  --            --       14.83%
       All contract charges                             --           31             $ 3,763          2.00%         --
2011   Lowest contract charge 0.70% Class II       $104.57           --                  --            --       (1.53)%
       Highest contract charge 1.20% Class II      $103.68           --                  --            --       (2.03)%
       All contract charges                             --           16             $ 1,668          1.44%         --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
2015   Lowest contract charge 0.50% Class 4        $100.64           --                  --            --       (0.57)%
       Highest contract charge 1.45% Class 4       $ 98.11           --                  --            --       (1.53)%
       All contract charges                             --          247             $24,490          1.87%         --
2014   Lowest contract charge 0.50% Class 4        $101.22           --                  --            --        4.62%
       Highest contract charge 1.45% Class 4(e)    $ 99.63           --                  --            --        3.62%
       All contract charges                             --          130             $13,071          3.66%         --
2013   Lowest contract charge 0.50% Class 4(e)     $ 96.75           --                  --            --       (2.72)%
       Highest contract charge 1.34% Class 4(e)    $ 96.22           --                  --            --       (3.23)%
       All contract charges                             --           14             $ 1,435          3.54%         --
AXA 400 MANAGED VOLATILITY
2015   Lowest contract charge 0.40% Class B        $143.95           --                  --            --       (3.50)%
       Highest contract charge 1.34% Class B       $166.05           --                  --            --       (4.41)%
       All contract charges                             --           45             $ 7,382          0.56%         --
2014   Lowest contract charge 0.40% Class B        $149.17           --                  --            --        8.37%
       Highest contract charge 1.34% Class B       $173.71           --                  --            --        7.33%
       All contract charges                             --           41             $ 7,055          0.43%         --
2013   Lowest contract charge 0.40% Class B        $137.65           --                  --            --       31.15%
       Highest contract charge 1.34% Class B       $161.84           --                  --            --       29.92%
       All contract charges                             --           40             $ 6,117          0.18%         --

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA 400 MANAGED VOLATILITY (CONTINUED)
2012  Lowest contract charge 0.40% Class B(d)   $104.96            --                 --            --         4.46%
      Highest contract charge 1.34% Class B     $124.57            --                 --            --        14.91%
      All contract charges                           --            28           $  3,273          0.23%          --
2011  Lowest contract charge 0.70% Class B      $109.35            --                 --            --        (8.86)%
      Highest contract charge 1.34% Class B     $108.41            --                 --            --        (9.45)%
      All contract charges                           --            25           $  2,592          0.05%          --
AXA 500 MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $165.27            --                 --            --        (0.14)%
      Highest contract charge 1.34% Class B     $176.28            --                 --            --        (0.98)%
      All contract charges                           --            87           $ 14,632          0.97%          --
2014  Lowest contract charge 0.50% Class B      $165.50            --                 --            --        12.03%
      Highest contract charge 1.34% Class B     $178.03            --                 --            --        11.08%
      All contract charges                           --            76           $ 12,843          0.68%          --
2013  Lowest contract charge 0.70% Class B      $163.76            --                 --            --        30.02%
      Highest contract charge 1.34% Class B     $160.27            --                 --            --        29.18%
      All contract charges                           --            58           $  8,943          0.49%          --
2012  Lowest contract charge 0.70% Class B      $125.95            --                 --            --        14.01%
      Highest contract charge 1.34% Class B     $124.07            --                 --            --        13.27%
      All contract charges                           --            47           $  5,612          0.66%          --
2011  Lowest contract charge 0.70% Class B      $110.47            --                 --            --        (4.42)%
      Highest contract charge 1.34% Class B     $109.53            --                 --            --        (5.03)%
      All contract charges                           --            35           $  3,721          0.64%          --
AXA 2000 MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $144.00            --                 --            --        (5.57)%
      Highest contract charge 1.34% Class B     $162.09            --                 --            --        (6.37)%
      All contract charges                           --            26           $  4,016          0.40%          --
2014  Lowest contract charge 0.50% Class B      $152.50            --                 --            --         3.54%
      Highest contract charge 1.34% Class B     $173.12            --                 --            --         2.66%
      All contract charges                           --            23           $  3,815          0.15%          --
2013  Lowest contract charge 0.70% Class B      $172.30            --                 --            --        36.42%
      Highest contract charge 1.34% Class B     $168.64            --                 --            --        35.55%
      All contract charges                           --            22           $  3,583          0.13%          --
2012  Lowest contract charge 0.70% Class B      $126.30            --                 --            --        14.64%
      Highest contract charge 1.34% Class B     $124.41            --                 --            --        13.90%
      All contract charges                           --            16           $  1,867          0.34%          --
2011  Lowest contract charge 0.70% Class B      $110.17            --                 --            --       (11.18)%
      Highest contract charge 1.34% Class B     $109.23            --                 --            --       (11.75)%
      All contract charges                           --            12           $  1,291          0.03%          --
AXA AGGRESSIVE ALLOCATION
2015  Lowest contract charge 0.50% Class B      $187.23            --                 --            --        (2.25)%
      Highest contract charge 1.45% Class B     $166.47            --                 --            --        (3.18)%
      All contract charges                           --         3,347           $567,396          0.97%          --
2014  Lowest contract charge 0.50% Class B      $191.54            --                 --            --         4.20%
      Highest contract charge 1.45% Class B     $171.94            --                 --            --         3.20%
      All contract charges                           --         3,294           $574,931          1.61%          --
2013  Lowest contract charge 0.50% Class B      $183.82            --                 --            --        25.79%
      Highest contract charge 1.45% Class B     $166.61            --                 --            --        24.61%
      All contract charges                           --         3,201           $539,875          2.58%          --
2012  Lowest contract charge 0.50% Class B      $146.13            --                 --            --        13.60%
      Highest contract charge 1.45% Class B     $133.71            --                 --            --        12.51%
      All contract charges                           --         3,104           $418,515          0.89%          --
2011  Lowest contract charge 0.50% Class B      $128.63            --                 --            --        (7.96)%
      Highest contract charge 1.45% Class B     $118.84            --                 --            --        (8.84)%
      All contract charges                           --         2,983           $357,014          1.34%          --
AXA BALANCED STRATEGY
2015  Lowest contract charge 1.10% Class A      $132.70            --                 --            --        (1.73)%
      Highest contract charge 1.25% Class A     $131.44            --                 --            --        (1.88)%
      All contract charges                           --             1           $    189          1.03%          --

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2014  Lowest contract charge 1.10% Class A       $135.04            --                 --            --        3.25%
      Highest contract charge 1.25% Class A      $133.96            --                 --            --        3.09%
      All contract charges                            --             2           $    253          1.18%         --
2013  Lowest contract charge 1.10% Class A       $130.79            --                 --            --       12.41%
      Highest contract charge 1.25% Class A      $129.94            --                 --            --       12.24%
      All contract charges                            --             2           $    261          2.29%         --
2012  Lowest contract charge 1.10% Class A       $116.35            --                 --            --        7.33%
      Highest contract charge 1.25% Class A      $115.77            --                 --            --        7.17%
      All contract charges                            --             2           $    245          0.89%         --
2011  Lowest contract charge 1.10% Class A       $108.40            --                 --            --       (3.22)%
      Highest contract charge 1.25% Class A      $108.02            --                 --            --       (3.37)%
      All contract charges                            --             5           $    544          1.36%         --
AXA BALANCED STRATEGY
2015  Lowest contract charge 0.50% Class B       $120.58            --                 --            --       (1.13)%
      Highest contract charge 1.45% Class B      $116.43            --                 --            --       (2.09)%
      All contract charges                            --           802           $108,841          1.03%         --
2014  Lowest contract charge 0.50% Class B       $121.96            --                 --            --        3.88%
      Highest contract charge 1.45% Class B(c)   $118.91            --                 --            --        2.88%
      All contract charges                            --           705           $ 98,111          1.18%         --
2013  Lowest contract charge 0.50% Class B       $117.41            --                 --            --       13.09%
      Highest contract charge 1.30% Class B      $138.86            --                 --            --       12.18%
      All contract charges                            --           598           $ 81,315          2.29%         --
2012  Lowest contract charge 0.50% Class B(c)    $103.82            --                 --            --        5.32%
      Highest contract charge 1.30% Class B      $123.78            --                 --            --        7.12%
      All contract charges                            --           421           $ 51,523          0.89%         --
2011  Lowest contract charge 1.25% Class B       $115.70            --                 --            --       (3.61)%
      Highest contract charge 1.30% Class B      $115.55            --                 --            --       (3.66)%
      All contract charges                            --           290           $ 33,585          1.36%         --
AXA CONSERVATIVE ALLOCATION
2015  Lowest contract charge 0.50% Class B       $140.60            --                 --            --       (0.73)%
      Highest contract charge 1.45% Class B      $125.00            --                 --            --       (1.69)%
      All contract charges                            --           912           $113,613          0.81%         --
2014  Lowest contract charge 0.50% Class B       $141.64            --                 --            --        2.10%
      Highest contract charge 1.45% Class B      $127.15            --                 --            --        1.12%
      All contract charges                            --           954           $121,032          0.86%         --
2013  Lowest contract charge 0.50% Class B       $138.73            --                 --            --        3.82%
      Highest contract charge 1.45% Class B      $125.74            --                 --            --        2.83%
      All contract charges                            --           988           $123,006          0.92%         --
2012  Lowest contract charge 0.50% Class B       $133.63            --                 --            --        4.06%
      Highest contract charge 1.45% Class B      $122.28            --                 --            --        3.06%
      All contract charges                            --         1,025           $124,090          0.85%         --
2011  Lowest contract charge 0.50% Class B       $128.42            --                 --            --        1.39%
      Highest contract charge 1.45% Class B      $118.65            --                 --            --        0.42%
      All contract charges                            --           988           $116,023          1.76%         --
AXA CONSERVATIVE GROWTH STRATEGY
2015  Lowest contract charge 0.50% Class B       $116.09            --                 --            --       (0.96)%
      Highest contract charge 1.34% Class B      $112.56            --                 --            --       (1.80)%
      All contract charges                            --           181           $ 22,059          1.01%         --
2014  Lowest contract charge 0.50% Class B       $117.21            --                 --            --        3.29%
      Highest contract charge 1.34% Class B(c)   $114.62            --                 --            --        2.42%
      All contract charges                            --           151           $ 18,926          1.09%         --
2013  Lowest contract charge 0.50% Class B       $113.48            --                 --            --        9.97%
      Highest contract charge 1.30% Class B      $132.18            --                 --            --        9.08%
      All contract charges                            --           118           $ 14,831          1.92%         --
2012  Lowest contract charge 0.50% Class B(c)    $103.19            --                 --            --        4.35%
      Highest contract charge 1.30% Class B      $121.18            --                 --            --        5.81%
      All contract charges                            --            81           $  9,766          0.92%         --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA CONSERVATIVE GROWTH STRATEGY (CONTINUED)
2011  Lowest contract charge 1.25% Class B      $114.67            --                 --            --        (2.62)%
      Highest contract charge 1.30% Class B     $114.53            --                 --            --        (2.67)%
      All contract charges                           --            52           $  5,951          1.39%          --
AXA CONSERVATIVE STRATEGY
2015  Lowest contract charge 0.50% Class B(c)   $107.30            --                 --            --        (0.67)%
      Highest contract charge 1.34% Class B     $104.03            --                 --            --        (1.51)%
      All contract charges                           --            74           $  8,166          0.87%          --
2014  Lowest contract charge 0.70% Class B(c)   $107.44            --                 --            --         1.88%
      Highest contract charge 1.34% Class B     $105.63            --                 --            --         1.24%
      All contract charges                           --            61           $  6,971          0.78%          --
2013  Lowest contract charge 0.90% Class B      $105.11            --                 --            --         3.44%
      Highest contract charge 1.34% Class B     $104.34            --                 --            --         2.98%
      All contract charges                           --            60           $  6,833          1.27%          --
2012  Lowest contract charge 0.90% Class B(c)   $101.61            --                 --            --         2.14%
      Highest contract charge 1.34% Class B     $101.32            --                 --            --         3.13%
      All contract charges                           --            37           $  4,099          1.00%          --
2011  Lowest contract charge 1.25% Class B      $111.12            --                 --            --        (0.54)%
      Highest contract charge 1.30% Class B     $110.98            --                 --            --        (0.59)%
      All contract charges                           --            25           $  2,768          1.90%          --
AXA CONSERVATIVE-PLUS ALLOCATION
2015  Lowest contract charge 0.50% Class B      $151.92            --                 --            --        (1.15)%
      Highest contract charge 1.45% Class B     $135.07            --                 --            --        (2.09)%
      All contract charges                           --         1,489           $202,513          0.83%          --
2014  Lowest contract charge 0.50% Class B      $153.69            --                 --            --         2.64%
      Highest contract charge 1.45% Class B     $137.96            --                 --            --         1.67%
      All contract charges                           --         1,503           $208,413          1.02%          --
2013  Lowest contract charge 0.50% Class B      $149.73            --                 --            --         9.69%
      Highest contract charge 1.45% Class B     $135.70            --                 --            --         8.64%
      All contract charges                           --         1,495           $203,468          1.43%          --
2012  Lowest contract charge 0.50% Class B      $136.50            --                 --            --         6.83%
      Highest contract charge 1.45% Class B     $124.91            --                 --            --         5.81%
      All contract charges                           --         1,444           $180,296          0.84%          --
2011  Lowest contract charge 0.50% Class B      $127.77            --                 --            --        (1.21)%
      Highest contract charge 1.45% Class B     $118.05            --                 --            --        (2.15)%
      All contract charges                           --         1,358           $160,091          1.58%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $290.21            --                 --            --        (2.22)%
      Highest contract charge 1.45% Class B     $291.72            --                 --            --        (3.15)%
      All contract charges                           --         1,629           $363,975          0.88%          --
2014  Lowest contract charge 0.50% Class B      $296.80            --                 --            --         1.18%
      Highest contract charge 1.45% Class B     $301.21            --                 --            --         0.21%
      All contract charges                           --         1,741           $398,475          0.95%          --
2013  Lowest contract charge 0.50% Class B      $293.34            --                 --            --        19.76%
      Highest contract charge 1.45% Class B     $300.57            --                 --            --        18.61%
      All contract charges                           --         1,872           $425,169          0.82%          --
2012  Lowest contract charge 0.50% Class B      $244.94            --                 --            --        16.39%
      Highest contract charge 1.45% Class B     $253.40            --                 --            --        15.28%
      All contract charges                           --         2,004           $382,122          1.42%          --
2011  Lowest contract charge 0.50% Class B      $210.44            --                 --            --       (12.75)%
      Highest contract charge 1.45% Class B     $219.81            --                 --            --       (13.59)%
      All contract charges                           --         2,138           $354,891          1.73%          --
AXA GROWTH STRATEGY
2015  Lowest contract charge 1.10% Class A      $145.70            --                 --            --        (2.06)%
      Highest contract charge 1.25% Class A     $144.31            --                 --            --        (2.22)%
      All contract charges                           --             9           $  1,292          1.14%          --
2014  Lowest contract charge 1.10% Class A      $148.77            --                 --            --         4.45%
      Highest contract charge 1.25% Class A     $147.58            --                 --            --         4.30%
      All contract charges                           --             9           $  1,323          1.35%          --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA GROWTH STRATEGY (CONTINUED)
2013  Lowest contract charge 1.10% Class A      $142.43            --                 --            --        18.88%
      Highest contract charge 1.25% Class A     $141.50            --                 --            --        18.70%
      All contract charges                           --             9           $  1,288          2.28%          --
2012  Lowest contract charge 1.10% Class A      $119.81            --                 --            --         9.99%
      Highest contract charge 1.25% Class A     $119.21            --                 --            --         9.82%
      All contract charges                           --            11           $  1,267          0.73%          --
2011  Lowest contract charge 1.10% Class A      $108.93            --                 --            --        (5.21)%
      Highest contract charge 1.25% Class A     $108.55            --                 --            --        (5.35)%
      All contract charges                           --            11           $  1,177          1.19%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY(G)
2015  Lowest contract charge 0.40% Class B      $ 87.37            --                 --            --        (4.73)%
      Highest contract charge 1.45% Class B     $139.43            --                 --            --        (5.73)%
      All contract charges                           --         1,380           $159,218          0.06%          --
2014  Lowest contract charge 0.40% Class B(f)   $ 91.71            --                 --            --       (10.62)%
      Highest contract charge 1.45% Class B     $147.91            --                 --            --        (7.60)%
      All contract charges                           --         1,438           $175,794          1.47%          --
2013  Lowest contract charge 0.50% Class B      $130.94            --                 --            --        16.93%
      Highest contract charge 1.45% Class B     $160.07            --                 --            --        15.82%
      All contract charges                           --         1,071           $140,564          0.87%          --
2012  Lowest contract charge 0.50% Class B      $111.98            --                 --            --        15.73%
      Highest contract charge 1.45% Class B     $138.21            --                 --            --        14.62%
      All contract charges                           --         1,125           $127,018          1.47%          --
2011  Lowest contract charge 0.50% Class B      $ 96.76            --                 --            --       (17.35)%
      Highest contract charge 1.45% Class B     $120.58            --                 --            --       (18.13)%
      All contract charges                           --         1,229           $119,909          2.76%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $110.49            --                 --            --        (2.89)%
      Highest contract charge 1.34% Class B     $112.81            --                 --            --        (3.71)%
      All contract charges                           --            77           $  8,446          0.04%          --
2014  Lowest contract charge 0.50% Class B      $113.78            --                 --            --        (6.91)%
      Highest contract charge 1.34% Class B     $117.16            --                 --            --        (7.70)%
      All contract charges                           --            62           $  7,169          0.86%          --
2013  Lowest contract charge 0.70% Class B      $129.69            --                 --            --        20.26%
      Highest contract charge 1.34% Class B     $126.93            --                 --            --        19.49%
      All contract charges                           --            54           $  6,695          0.00%          --
2012  Lowest contract charge 0.70% Class B      $107.84            --                 --            --        15.77%
      Highest contract charge 1.34% Class B     $106.23            --                 --            --        15.03%
      All contract charges                           --            42           $  4,447          0.66%          --
2011  Lowest contract charge 0.70% Class B      $ 93.15            --                 --            --       (16.64)%
      Highest contract charge 1.34% Class B     $ 92.35            --                 --            --       (17.17)%
      All contract charges                           --            34           $  3,102          2.30%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2015  Lowest contract charge 0.40% Class B      $115.99            --                 --            --        (3.55)%
      Highest contract charge 1.45% Class B     $135.50            --                 --            --        (4.56)%
      All contract charges                           --         1,434           $180,159          0.10%          --
2014  Lowest contract charge 0.40% Class B      $120.26            --                 --            --        (7.55)%
      Highest contract charge 1.45% Class B     $141.98            --                 --            --        (8.52)%
      All contract charges                           --         1,507           $198,047          1.58%          --
2013  Lowest contract charge 0.40% Class B      $130.08            --                 --            --        18.85%
      Highest contract charge 1.45% Class B     $155.21            --                 --            --        17.60%
      All contract charges                           --         1,611           $231,103          1.13%          --
2012  Lowest contract charge 0.40% Class B(d)   $109.45            --                 --            --         9.20%
      Highest contract charge 1.45% Class B     $131.98            --                 --            --        15.76%
      All contract charges                           --         1,740           $211,658          1.81%          --
2011  Lowest contract charge 0.50% Class B      $ 94.32            --                 --            --       (16.58)%
      Highest contract charge 1.45% Class B     $114.01            --                 --            --       (17.38)%
      All contract charges                           --         1,878           $198,047          1.92%          --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP CORE MANAGED VOLATILITY(K)
2015  Lowest contract charge 0.50% Class B    $150.54            --                 --            --       (0.13)%
      Highest contract charge 1.45% Class B   $136.72            --                 --            --       (1.08)%
      All contract charges                         --           210           $ 29,443          0.92%         --
2014  Lowest contract charge 0.50% Class B    $150.74            --                 --            --       11.07%
      Highest contract charge 1.45% Class B   $138.21            --                 --            --       10.00%
      All contract charges                         --           226           $ 31,988          1.19%         --
2013  Lowest contract charge 0.70% Class B    $140.10            --                 --            --       30.63%
      Highest contract charge 1.45% Class B   $125.65            --                 --            --       29.66%
      All contract charges                         --           127           $ 16,453          0.50%         --
2012  Lowest contract charge 0.50% Class B    $103.69            --                 --            --       14.41%
      Highest contract charge 1.45% Class B   $ 96.91            --                 --            --       13.32%
      All contract charges                         --           136           $ 13,441          1.09%         --
2011  Lowest contract charge 0.50% Class B    $ 90.63            --                 --            --       (4.71)%
      Highest contract charge 1.45% Class B   $ 85.52            --                 --            --       (5.63)%
      All contract charges                         --           157           $ 13,764          1.03%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY(L)
2015  Lowest contract charge 0.50% Class B    $109.05            --                 --            --        3.51%
      Highest contract charge 1.45% Class B   $159.28            --                 --            --        2.52%
      All contract charges                         --         2,799           $652,035          0.28%         --
2014  Lowest contract charge 0.50% Class B    $105.35            --                 --            --       10.53%
      Highest contract charge 1.45% Class B   $155.36            --                 --            --        9.48%
      All contract charges                         --         2,986           $677,417          0.26%         --
2013  Lowest contract charge 0.50% Class B    $ 95.31            --                 --            --       34.71%
      Highest contract charge 1.45% Class B   $141.91            --                 --            --       33.42%
      All contract charges                         --         1,355           $283,323          0.17%         --
2012  Lowest contract charge 0.50% Class B    $ 70.75            --                 --            --       13.16%
      Highest contract charge 1.45% Class B   $106.36            --                 --            --       12.09%
      All contract charges                         --         1,473           $230,620          0.57%         --
2011  Lowest contract charge 0.50% Class B    $ 62.52            --                 --            --       (4.14)%
      Highest contract charge 1.45% Class B   $ 94.89            --                 --            --       (5.05)%
      All contract charges                         --         1,612           $225,271          0.40%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY(H)
2015  Lowest contract charge 0.70% Class A    $163.67            --                 --            --       (4.69)%
      Highest contract charge 1.45% Class A   $154.65            --                 --            --       (5.41)%
      All contract charges                         --         4,848           $714,601          1.57%         --
2014  Lowest contract charge 0.70% Class A    $171.72            --                 --            --       11.44%
      Highest contract charge 1.45% Class A   $163.49            --                 --            --       10.60%
      All contract charges                         --         5,193           $808,406          1.37%         --
2013  Lowest contract charge 0.70% Class A    $154.09            --                 --            --       31.54%
      Highest contract charge 1.45% Class A   $147.82            --                 --            --       30.55%
      All contract charges                         --         5,346           $751,645          1.05%         --
2012  Lowest contract charge 0.50% Class A    $129.69            --                 --            --       15.28%
      Highest contract charge 1.45% Class A   $113.23            --                 --            --       14.18%
      All contract charges                         --         5,838           $627,943          1.55%         --
2011  Lowest contract charge 0.50% Class A    $112.50            --                 --            --       (5.28)%
      Highest contract charge 1.45% Class A   $ 99.17            --                 --            --       (6.18)%
      All contract charges                         --         6,453           $607,136          1.30%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY(H)
2015  Lowest contract charge 0.40% Class B    $145.41            --                 --            --       (4.40)%
      Highest contract charge 1.30% Class B   $106.74            --                 --            --       (5.25)%
      All contract charges                         --           619           $ 92,983          1.57%         --
2014  Lowest contract charge 0.40% Class B    $152.11            --                 --            --       11.78%
      Highest contract charge 1.30% Class B   $112.66            --                 --            --       10.79%
      All contract charges                         --           682           $108,045          1.37%         --
2013  Lowest contract charge 0.40% Class B    $136.08            --                 --            --       31.95%
      Highest contract charge 1.30% Class B   $101.69            --                 --            --       30.77%
      All contract charges                         --           653           $ 93,695          1.05%         --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       --------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                       ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY(H) (CONTINUED)
2012      Lowest contract charge 0.40% Class B(d)       $103.13            --                  --           --         3.04%
          Highest contract charge 1.30% Class B         $ 77.76            --                  --           --        14.37%
          All contract charges                               --           729          $   79,920         1.55%          --
2011      Lowest contract charge 0.50% Class B          $111.04            --                  --           --        (5.55)%
          Highest contract charge 1.30% Class B         $ 67.99            --                  --           --        (6.30)%
          All contract charges                               --           852          $   81,786         1.30%          --
AXA MID CAP VALUE MANAGED VOLATILITY
2015      Lowest contract charge 0.50% Class B          $265.50            --                  --           --        (4.02)%
          Highest contract charge 1.45% Class B         $182.41            --                  --           --        (4.94)%
          All contract charges                               --         2,042          $  467,179         0.75%          --
2014      Lowest contract charge 0.50% Class B          $276.62            --                  --           --        10.32%
          Highest contract charge 1.45% Class B         $191.89            --                  --           --         9.26%
          All contract charges                               --         2,184          $  524,830         0.58%          --
2013      Lowest contract charge 0.50% Class B          $250.75            --                  --           --        32.41%
          Highest contract charge 1.45% Class B         $175.62            --                  --           --        31.15%
          All contract charges                               --         2,362          $  518,799         0.51%          --
2012      Lowest contract charge 0.50% Class B          $189.37            --                  --           --        18.03%
          Highest contract charge 1.45% Class B         $133.91            --                  --           --        16.90%
          All contract charges                               --         2,547          $  426,205         1.21%          --
2011      Lowest contract charge 0.50% Class B          $160.44            --                  --           --        (9.88)%
          Highest contract charge 1.45% Class B         $114.55            --                  --           --       (10.74)%
          All contract charges                               --         2,799          $  399,994         0.84%          --
AXA MODERATE ALLOCATION
2015      Lowest contract charge 0.70% Class A          $201.82            --                  --           --        (1.58)%
          Highest contract charge 1.45% Class A         $154.60            --                  --           --        (2.32)%
          All contract charges                               --        12,791          $1,164,680         0.82%          --
2014      Lowest contract charge 0.70% Class A          $205.05            --                  --           --         2.31%
          Highest contract charge 1.45% Class A         $158.27            --                  --           --         1.53%
          All contract charges                               --        13,795          $1,271,667         1.09%          --
2013      Lowest contract charge 0.70% Class A          $200.42            --                  --           --        12.32%
          Highest contract charge 1.45% Class A         $155.88            --                  --           --        11.48%
          All contract charges                               --        14,831          $1,331,767         1.61%          --
2012      Lowest contract charge 0.50% Class A          $111.06            --                  --           --         8.26%
          Highest contract charge 1.45% Class A         $139.83            --                  --           --         7.22%
          All contract charges                               --        16,009          $1,275,105         0.78%          --
2011      Lowest contract charge 0.50% Class A          $102.59            --                  --           --        (2.64)%
          Highest contract charge 1.45% Class A         $130.42            --                  --           --        (3.56)%
          All contract charges                               --        17,152          $1,263,112         1.69%          --
AXA MODERATE ALLOCATION
2015      Lowest contract charge 0.40% Class B          $116.89            --                  --           --        (1.28)%
          Highest contract charge 1.30% Class B         $115.98            --                  --           --        (2.16)%
          All contract charges                               --         3,011          $  443,187         0.82%          --
2014      Lowest contract charge 0.40% Class B          $118.40            --                  --           --         2.62%
          Highest contract charge 1.30% Class B         $118.54            --                  --           --         1.71%
          All contract charges                               --         2,887          $  432,074         1.09%          --
2013      Lowest contract charge 0.40% Class B          $115.38            --                  --           --        12.65%
          Highest contract charge 1.30% Class B         $116.55            --                  --           --        11.66%
          All contract charges                               --         2,631          $  385,285         1.61%          --
2012      Lowest contract charge 0.40% Class B(d)       $102.42            --                  --           --         2.26%
          Highest contract charge 1.30% Class B         $104.38            --                  --           --         7.40%
          All contract charges                               --         2,366          $  307,939         0.78%          --
2011      Lowest contract charge 0.50% Class B          $118.42            --                  --           --        (2.88)%
          Highest contract charge 1.30% Class B         $ 97.19            --                  --           --        (3.65)%
          All contract charges                               --         2,171          $  261,855         1.69%          --
AXA MODERATE GROWTH STRATEGY
2015      Lowest contract charge 0.50% Class B          $125.27            --                  --           --        (1.28)%
          Highest contract charge 1.45% Class B         $120.97            --                  --           --        (2.23)%
          All contract charges                               --           304          $   37,073         1.26%          --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA MODERATE GROWTH STRATEGY (CONTINUED)
2014  Lowest contract charge 0.50% Class B       $126.90            --                  --           --        4.48%
      Highest contract charge 1.45% Class B      $123.73            --                  --           --        3.49%
      All contract charges                            --           204          $   25,397         1.56%         --
2013  Lowest contract charge 0.50% Class B       $121.46            --                  --           --       16.30%
      Highest contract charge 1.45% Class B      $119.56            --                  --           --       15.19%
      All contract charges                            --           103          $   12,401         3.60%         --
2012  Lowest contract charge 0.50% Class B(c)    $104.44            --                  --           --        6.29%
      Highest contract charge 1.45% Class B(c)   $103.79            --                  --           --        5.70%
      All contract charges                            --            24          $    2,581         1.62%         --
AXA MODERATE-PLUS ALLOCATION
2015  Lowest contract charge 0.50% Class B       $178.48            --                  --           --       (1.78)%
      Highest contract charge 1.45% Class B      $158.68            --                  --           --       (2.72)%
      All contract charges                            --         6,504          $1,044,145         0.90%         --
2014  Lowest contract charge 0.50% Class B       $181.72            --                  --           --        3.25%
      Highest contract charge 1.45% Class B      $163.12            --                  --           --        2.26%
      All contract charges                            --         6,570          $1,080,414         1.32%         --
2013  Lowest contract charge 0.50% Class B       $176.00            --                  --           --       19.19%
      Highest contract charge 1.45% Class B      $159.51            --                  --           --       18.05%
      All contract charges                            --         6,592          $1,057,036         2.15%         --
2012  Lowest contract charge 0.50% Class B       $147.66            --                  --           --       10.96%
      Highest contract charge 1.45% Class B      $135.12            --                  --           --        9.91%
      All contract charges                            --         6,573          $  890,720         0.81%         --
2011  Lowest contract charge 0.50% Class B       $133.07            --                  --           --       (5.43)%
      Highest contract charge 1.45% Class B      $122.94            --                  --           --       (6.34)%
      All contract charges                            --         6,568          $  807,708         1.45%         --
AXA SMARTBETA EQUITY
2015  Lowest contract charge 0.90% Class B(o)    $ 95.76            --                  --           --       (2.94)%
      Highest contract charge 1.25% Class B(o)   $ 95.54            --                  --           --       (3.15)%
      All contract charges                            --            --          $       74         3.31%         --
AXA/AB DYNAMIC MODERATE GROWTH
2015  Lowest contract charge 0.50% Class B       $123.65            --                  --           --       (1.11)%
      Highest contract charge 1.34% Class B      $119.89            --                  --           --       (1.95)%
      All contract charges                            --           120          $   14,425         0.80%         --
2014  Lowest contract charge 0.50% Class B(c)    $125.04            --                  --           --        4.25%
      Highest contract charge 1.34% Class B      $122.27            --                  --           --        3.37%
      All contract charges                            --            95          $   11,621         1.09%         --
2013  Lowest contract charge 0.70% Class B       $119.54            --                  --           --       15.35%
      Highest contract charge 1.34% Class B      $118.28            --                  --           --       14.61%
      All contract charges                            --            46          $    5,435         0.42%         --
2012  Lowest contract charge 0.70% Class B(c)    $103.63            --                  --           --        6.00%
      Highest contract charge 1.34% Class B(c)   $103.20            --                  --           --        5.62%
      All contract charges                            --            13          $    1,420         0.72%         --
AXA/AB SMALL CAP GROWTH
2015  Lowest contract charge 0.70% Class A       $272.48            --                  --           --       (3.59)%
      Highest contract charge 1.45% Class A      $223.69            --                  --           --       (4.32)%
      All contract charges                            --           887          $  276,150         0.05%         --
2014  Lowest contract charge 0.70% Class A       $282.62            --                  --           --        2.85%
      Highest contract charge 1.45% Class A      $233.78            --                  --           --        2.07%
      All contract charges                            --           955          $  310,247         0.06%         --
2013  Lowest contract charge 0.70% Class A       $274.79            --                  --           --       37.20%
      Highest contract charge 1.45% Class A      $229.03            --                  --           --       36.17%
      All contract charges                            --         1,032          $  327,707         0.05%         --
2012  Lowest contract charge 0.50% Class A       $136.80            --                  --           --       15.01%
      Highest contract charge 1.45% Class A      $168.20            --                  --           --       13.91%
      All contract charges                            --         1,112          $  259,067         0.21%         --
2011  Lowest contract charge 0.50% Class A       $118.95            --                  --           --       (0.89)%
      Highest contract charge 1.45% Class A      $147.66            --                  --           --       (1.84)%
      All contract charges                            --         1,220          $  249,306         0.00%         --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/AB SMALL CAP GROWTH
2015     Lowest contract charge 0.50% Class B          $179.11           --                  --            --        (3.39)%
         Highest contract charge 1.30% Class B         $171.87           --                  --            --        (4.16)%
         All contract charges                               --          250             $55,409          0.05%          --
2014     Lowest contract charge 0.50% Class B          $185.40           --                  --            --         3.06%
         Highest contract charge 1.30% Class B         $179.33           --                  --            --         2.25%
         All contract charges                               --          248             $58,063          0.06%          --
2013     Lowest contract charge 0.50% Class B          $179.90           --                  --            --        37.49%
         Highest contract charge 1.30% Class B         $175.39           --                  --            --        36.39%
         All contract charges                               --          250             $58,082          0.05%          --
2012     Lowest contract charge 0.50% Class B          $130.85           --                  --            --        15.00%
         Highest contract charge 1.30% Class B         $128.59           --                  --            --        14.10%
         All contract charges                               --          248             $42,946          0.21%          --
2011     Lowest contract charge 0.50% Class B          $113.78           --                  --            --        (1.14)%
         Highest contract charge 1.30% Class B         $112.70           --                  --            --        (1.92)%
         All contract charges                               --          255             $39,148          0.00%          --
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND
2015     Lowest contract charge 0.50% Class B(o)       $ 97.98           --                  --            --        (2.28)%
         Highest contract charge 1.25% Class B(o)      $ 97.51           --                  --            --        (2.72)%
         All contract charges                               --            7             $   678          3.46%          --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2015     Lowest contract charge 0.40% Class B          $119.06           --                  --            --        (3.42)%
         Highest contract charge 1.45% Class B         $121.39           --                  --            --        (4.44)%
         All contract charges                               --          710             $87,422          2.32%          --
2014     Lowest contract charge 0.40% Class B          $123.27           --                  --            --         5.77%
         Highest contract charge 1.45% Class B         $127.03           --                  --            --         4.65%
         All contract charges                               --          722             $92,522          2.38%          --
2013     Lowest contract charge 0.40% Class B          $116.54           --                  --            --        14.12%
         Highest contract charge 1.45% Class B         $121.38           --                  --            --        12.92%
         All contract charges                               --          664             $81,308          2.40%          --
2012     Lowest contract charge 0.40% Class B(d)       $102.12           --                  --            --         2.16%
         Highest contract charge 1.45% Class B         $107.49           --                  --            --         9.61%
         All contract charges                               --          669             $72,627          3.08%          --
2011     Lowest contract charge 0.50% Class B          $103.19           --                  --            --        (0.42)%
         Highest contract charge 1.45% Class B         $ 98.07           --                  --            --        (1.37)%
         All contract charges                               --          717             $70,812          3.23%          --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B          $138.59           --                  --            --        (7.01)%
         Highest contract charge 1.45% Class B         $126.74           --                  --            --        (7.89)%
         All contract charges                               --          127             $16,276          0.23%          --
2014     Lowest contract charge 0.50% Class B          $149.03           --                  --            --         1.62%
         Highest contract charge 1.45% Class B         $137.60           --                  --            --         0.64%
         All contract charges                               --          137             $18,940          0.02%          --
2013     Lowest contract charge 0.50% Class B          $146.66           --                  --            --        36.00%
         Highest contract charge 1.45% Class B         $136.72           --                  --            --        34.70%
         All contract charges                               --          144             $19,941          0.11%          --
2012     Lowest contract charge 0.50% Class B          $107.84           --                  --            --        16.24%
         Highest contract charge 1.45% Class B         $101.50           --                  --            --        15.13%
         All contract charges                               --          148             $15,132          0.72%          --
2011     Lowest contract charge 0.50% Class B          $ 92.77           --                  --            --       (10.03)%
         Highest contract charge 1.45% Class B         $ 88.16           --                  --            --       (10.89)%
         All contract charges                               --          156             $13,851          0.14%          --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B          $113.98           --                  --            --        (3.28)%
         Highest contract charge 1.34% Class B         $105.94           --                  --            --        (4.10)%
         All contract charges                               --          646             $69,206          1.24%          --
2014     Lowest contract charge 0.50% Class B          $117.85           --                  --            --         4.94%
         Highest contract charge 1.34% Class B         $110.47           --                  --            --         4.06%
         All contract charges                               --          646             $72,011          1.75%          --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE        (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ----------   ----------------- ----------------- ------------- --------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY (CONTINUED)
2013     Lowest contract charge 0.50% Class B         $112.30             --                  --            --        22.68%
         Highest contract charge 1.34% Class B        $106.16             --                  --            --        21.63%
         All contract charges                              --            599             $64,174          1.18%          --
2012     Lowest contract charge 0.50% Class B         $ 91.54             --                  --            --        14.14%
         Highest contract charge 1.34% Class B        $ 87.28             --                  --            --        13.19%
         All contract charges                              --            589             $51,679          1.81%          --
2011     Lowest contract charge 0.50% Class B         $ 80.20             --                  --            --        (4.92)%
         Highest contract charge 1.34% Class B        $ 77.11             --                  --            --        (5.72)%
         All contract charges                              --            598             $46,424          1.83%          --
AXA/HORIZON SMALL CAP VALUE
2015     Lowest contract charge 0.50% Class B(o)      $ 87.72             --                  --            --       (11.70)%
         Highest contract charge 1.20% Class B(o)     $ 87.33             --                  --            --       (12.07)%
         All contract charges                              --              1             $    76          0.81%          --
AXA/LOOMIS SAYLES GROWTH
2015     Lowest contract charge 0.40% Class B         $151.19             --                  --            --        11.08%
         Highest contract charge 1.45% Class B        $204.55             --                  --            --         9.91%
         All contract charges                              --            223             $45,979          0.12%          --
2014     Lowest contract charge 0.40% Class B         $136.11             --                  --            --         7.39%
         Highest contract charge 1.45% Class B        $186.11             --                  --            --         6.26%
         All contract charges                              --            223             $42,010          0.11%          --
2013     Lowest contract charge 0.40% Class B         $126.74             --                  --            --        26.75%
         Highest contract charge 1.45% Class B        $175.15             --                  --            --        25.43%
         All contract charges                              --            255             $44,612          0.81%          --
2012     Lowest contract charge 0.40% Class B(d)      $ 99.99             --                  --            --        (0.22)%
         Highest contract charge 1.45% Class B        $139.64             --                  --            --        10.94%
         All contract charges                              --            277             $38,861          0.84%          --
2011     Lowest contract charge 0.70% Class B         $132.95             --                  --            --         2.16%
         Highest contract charge 1.45% Class B        $125.87             --                  --            --         1.39%
         All contract charges                              --            295             $37,352          0.50%          --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B         $136.64             --                  --            --        (2.87)%
         Highest contract charge 1.45% Class B        $124.96             --                  --            --        (3.80)%
         All contract charges                              --            203             $25,859          1.81%          --
2014     Lowest contract charge 0.50% Class B         $140.68             --                  --            --         9.16%
         Highest contract charge 1.45% Class B        $129.89             --                  --            --         8.11%
         All contract charges                              --            225             $29,735          1.75%          --
2013     Lowest contract charge 0.50% Class B         $128.88             --                  --            --        28.62%
         Highest contract charge 1.45% Class B        $120.15             --                  --            --        27.40%
         All contract charges                              --            251             $30,649          0.70%          --
2012     Lowest contract charge 0.50% Class B         $100.20             --                  --            --        13.63%
         Highest contract charge 1.45% Class B        $ 94.31             --                  --            --        12.54%
         All contract charges                              --            277             $26,266          1.35%          --
2011     Lowest contract charge 0.50% Class B         $ 88.18             --                  --            --        (4.93)%
         Highest contract charge 1.45% Class B        $ 83.80             --                  --            --        (5.83)%
         All contract charges                              --            308             $25,979          0.90%          --
AXA/PACIFIC GLOBAL SMALL CAP VALUE
2015     Lowest contract charge 0.50% Class B(o)      $ 80.96             --                  --            --       (17.53)%
         Highest contract charge 1.25% Class B(o)     $ 80.57             --                  --            --       (17.91)%
         All contract charges                              --              1             $   121          0.22%          --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B         $119.61             --                  --            --        (3.12)%
         Highest contract charge 1.45% Class B        $109.38             --                  --            --        (4.05)%
         All contract charges                              --            399             $44,162          0.00%          --
2014     Lowest contract charge 0.50% Class B         $123.46             --                  --            --         0.59%
         Highest contract charge 1.45% Class B        $114.00             --                  --            --        (0.37)%
         All contract charges                              --            405             $46,619          1.40%          --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                                   YEARS ENDED DECEMBER 31,
                                                            ------------------------------------------------------------
                                                                       UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT
                                                            UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO*
                                                            ---------- ----------------- ----------------- -------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY (CONTINUED)
2013        Lowest contract charge 0.50% Class B             $122.73           --                  --            --
            Highest contract charge 1.45% Class B            $114.42           --                  --            --
            All contract charges                                  --          394             $45,428          0.82%
2012        Lowest contract charge 0.50% Class B             $ 97.17           --                  --            --
            Highest contract charge 1.45% Class B            $ 91.46           --                  --            --
            All contract charges                                  --          379             $34,837          1.35%
2011        Lowest contract charge 0.50% Class B             $ 81.83           --                  --            --
            Highest contract charge 1.45% Class B            $ 77.77           --                  --            --
            All contract charges                                  --          375             $29,358          1.82%
CHARTER/SM/ INTERNATIONAL MODERATE
2015        Lowest contract charge 0.50% Class B(o)          $ 91.98           --                  --            --
            Highest contract charge 1.20% Class B(o)         $ 91.57           --                  --            --
            All contract charges                                  --           --             $    23          3.08%
CHARTER/SM/ MULTI-SECTOR BOND
2015        Lowest contract charge 0.70% Class A             $117.49           --                  --            --
            Highest contract charge 1.45% Class A            $ 95.73           --                  --            --
            All contract charges                                  --          401             $65,307          1.52%
2014        Lowest contract charge 0.70% Class A             $119.08           --                  --            --
            Highest contract charge 1.45% Class A            $ 97.76           --                  --            --
            All contract charges                                  --          433             $72,235          2.48%
2013        Lowest contract charge 0.70% Class A             $117.13           --                  --            --
            Highest contract charge 1.45% Class A            $ 96.89           --                  --            --
            All contract charges                                  --          476             $78,335          3.40%
2012        Lowest contract charge 0.50% Class A             $102.94           --                  --            --
            Highest contract charge 1.45% Class A            $ 99.32           --                  --            --
            All contract charges                                  --          520             $87,757          2.29%
2011        Lowest contract charge 0.50% Class A             $ 98.22           --                  --            --
            Highest contract charge 1.45% Class A            $ 95.68           --                  --            --
            All contract charges                                  --          546             $88,897          3.96%
CHARTER/SM/ MULTI-SECTOR BOND
2015        Lowest contract charge 0.50% Class B             $132.49           --                  --            --
            Highest contract charge 1.30% Class B            $ 93.86           --                  --            --
            All contract charges                                  --          256             $26,346          1.52%
2014        Lowest contract charge 0.50% Class B             $134.01           --                  --            --
            Highest contract charge 1.30% Class B            $ 95.70           --                  --            --
            All contract charges                                  --          262             $27,445          2.48%
2013        Lowest contract charge 0.50% Class B             $131.54           --                  --            --
            Highest contract charge 1.30% Class B            $ 94.68           --                  --            --
            All contract charges                                  --          275             $28,502          3.40%
2012        Lowest contract charge 0.50% Class B             $133.36           --                  --            --
            Highest contract charge 1.30% Class B            $ 96.76           --                  --            --
            All contract charges                                  --          300             $31,613          2.29%
2011        Lowest contract charge 0.50% Class B             $127.26           --                  --            --
            Highest contract charge 1.30% Class B            $ 93.07           --                  --            --
            All contract charges                                  --          289             $29,574          3.96%
CHARTER/SM/ REAL ASSETS
2015        Lowest contract charge 1.20% Class B(o)          $ 86.47           --                  --            --
            Highest contract charge 1.25% Class B(o)         $ 86.44           --                  --            --
            All contract charges                                  --           --             $    13          2.81%
CHARTER/SM/ SMALL CAP GROWTH
2015        Lowest contract charge 0.50% Class B             $168.45           --                  --            --
            Highest contract charge 1.45% Class B            $151.25           --                  --            --
            All contract charges                                  --          265             $40,398          0.26%
2014        Lowest contract charge 0.70% Class B             $176.51           --                  --            --
            Highest contract charge 1.45% Class B            $163.35           --                  --            --
            All contract charges                                  --          288             $47,082          0.00%

                                                --------
                                                 TOTAL
                                                RETURN**
                                                --------

Lowest contract charge 0.50% Class B              26.30%
Highest contract charge 1.45% Class B             25.10%
All contract charges                                 --
Lowest contract charge 0.50% Class B              18.75%
Highest contract charge 1.45% Class B             17.60%
All contract charges                                 --
Lowest contract charge 0.50% Class B              (8.76)%
Highest contract charge 1.45% Class B             (9.62)%
All contract charges                                 --

Lowest contract charge 0.50% Class B(o)           (6.45)%
Highest contract charge 1.20% Class B(o)          (6.85)%
All contract charges                                 --

Lowest contract charge 0.70% Class A              (1.34)%
Highest contract charge 1.45% Class A             (2.08)%
All contract charges                                 --
Lowest contract charge 0.70% Class A               1.66%
Highest contract charge 1.45% Class A              0.90%
All contract charges                                 --
Lowest contract charge 0.70% Class A              (1.70)%
Highest contract charge 1.45% Class A             (2.45)%
All contract charges                                 --
Lowest contract charge 0.50% Class A               4.81%
Highest contract charge 1.45% Class A              3.80%
All contract charges                                 --
Lowest contract charge 0.50% Class A               4.80%
Highest contract charge 1.45% Class A              3.81%
All contract charges                                 --

Lowest contract charge 0.50% Class B              (1.13)%
Highest contract charge 1.30% Class B             (1.92)%
All contract charges                                 --
Lowest contract charge 0.50% Class B               1.88%
Highest contract charge 1.30% Class B              1.08%
All contract charges                                 --
Lowest contract charge 0.50% Class B              (1.36)%
Highest contract charge 1.30% Class B             (2.15)%
All contract charges                                 --
Lowest contract charge 0.50% Class B               4.79%
Highest contract charge 1.30% Class B              3.96%
All contract charges                                 --
Lowest contract charge 0.50% Class B               4.55%
Highest contract charge 1.30% Class B              3.72%
All contract charges                                 --

Lowest contract charge 1.20% Class B(o)          (12.49)%
Highest contract charge 1.25% Class B(o)         (12.52)%
All contract charges                                 --

Lowest contract charge 0.50% Class B              (6.52)%
Highest contract charge 1.45% Class B             (7.41)%
All contract charges                                 --
Lowest contract charge 0.70% Class B              (3.29)%
Highest contract charge 1.45% Class B             (4.02)%
All contract charges                                 --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
CHARTER/SM/ SMALL CAP GROWTH (CONTINUED)
2013  Lowest contract charge 0.50% Class B    $185.94            --                 --            --        47.03%
      Highest contract charge 1.45% Class B   $170.19            --                 --            --        45.64%
      All contract charges                         --           340           $ 57,990          0.00%          --
2012  Lowest contract charge 0.50% Class B    $126.46            --                 --            --        10.81%
      Highest contract charge 1.45% Class B   $116.86            --                 --            --         9.76%
      All contract charges                         --           327           $ 38,523          0.00%          --
2011  Lowest contract charge 0.50% Class B    $114.12            --                 --            --       (16.10)%
      Highest contract charge 1.45% Class B   $106.47            --                 --            --       (16.90)%
      All contract charges                         --           365           $ 39,106          0.00%          --
CHARTER/SM /SMALL CAP VALUE
2015  Lowest contract charge 0.50% Class B    $219.62            --                 --            --       (13.57)%
      Highest contract charge 1.45% Class B   $156.45            --                 --            --       (14.40)%
      All contract charges                         --           504           $101,765          0.51%          --
2014  Lowest contract charge 0.50% Class B    $254.09            --                 --            --        (5.58)%
      Highest contract charge 1.45% Class B   $182.76            --                 --            --        (6.48)%
      All contract charges                         --           537           $126,327          0.16%          --
2013  Lowest contract charge 0.50% Class B    $269.12            --                 --            --        42.01%
      Highest contract charge 1.45% Class B   $195.43            --                 --            --        40.65%
      All contract charges                         --           592           $148,120          0.55%          --
2012  Lowest contract charge 0.50% Class B    $189.51            --                 --            --        16.19%
      Highest contract charge 1.45% Class B   $138.95            --                 --            --        15.08%
      All contract charges                         --           629           $112,152          0.58%          --
2011  Lowest contract charge 0.50% Class B    $163.11            --                 --            --        (9.47)%
      Highest contract charge 1.45% Class B   $120.74            --                 --            --       (10.34)%
      All contract charges                         --           696           $107,551          0.07%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2015  Lowest contract charge 0.50% Class B    $220.27            --                 --            --        (6.62)%
      Highest contract charge 1.45% Class B   $236.23            --                 --            --        (7.51)%
      All contract charges                         --         2,398           $648,716          1.31%          --
2014  Lowest contract charge 0.50% Class B    $235.89            --                 --            --         9.16%
      Highest contract charge 1.45% Class B   $255.41            --                 --            --         8.11%
      All contract charges                         --         2,356           $693,101          1.09%          --
2013  Lowest contract charge 0.50% Class B    $216.10            --                 --            --        37.04%
      Highest contract charge 1.45% Class B   $236.25            --                 --            --        35.74%
      All contract charges                         --         2,291           $629,177          1.65%          --
2012  Lowest contract charge 0.50% Class B    $157.69            --                 --            --        13.06%
      Highest contract charge 1.45% Class B   $174.05            --                 --            --        11.99%
      All contract charges                         --         2,239           $456,812          1.59%          --
2011  Lowest contract charge 0.50% Class B    $139.47            --                 --            --        (3.59)%
      Highest contract charge 1.45% Class B   $155.42            --                 --            --        (4.51)%
      All contract charges                         --         2,193           $402,728          1.27%          --
EQ/BOSTON ADVISORS EQUITY INCOME
2015  Lowest contract charge 0.50% Class B    $186.71            --                 --            --        (2.19)%
      Highest contract charge 1.45% Class B   $167.65            --                 --            --        (3.13)%
      All contract charges                         --           604           $102,239          1.58%          --
2014  Lowest contract charge 0.50% Class B    $190.90            --                 --            --         8.13%
      Highest contract charge 1.45% Class B   $173.06            --                 --            --         7.09%
      All contract charges                         --           630           $109,337          1.56%          --
2013  Lowest contract charge 0.50% Class B    $176.55            --                 --            --        31.10%
      Highest contract charge 1.45% Class B   $161.60            --                 --            --        29.85%
      All contract charges                         --           649           $105,279          2.16%          --
2012  Lowest contract charge 0.50% Class B    $134.67            --                 --            --        17.15%
      Highest contract charge 1.45% Class B   $124.45            --                 --            --        16.02%
      All contract charges                         --           564           $ 70,741          2.09%          --
2011  Lowest contract charge 0.50% Class B    $114.96            --                 --            --        (0.90)%
      Highest contract charge 1.45% Class B   $107.27            --                 --            --        (1.84)%
      All contract charges                         --           516           $ 55,550          1.86%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/CALVERT SOCIALLY RESPONSIBLE
2015  Lowest contract charge 0.00% Class B(p)   $162.21            --                  --           --       (4.35)%
      Highest contract charge 1.45% Class B     $165.49            --                  --           --       (0.98)%
      All contract charges                           --           329          $   43,199         1.02%         --
2014  Lowest contract charge 0.40% Class B      $153.55            --                  --           --       13.15%
      Highest contract charge 1.45% Class B     $167.13            --                  --           --       11.96%
      All contract charges                           --           326          $   43,049         0.82%         --
2013  Lowest contract charge 0.40% Class B      $135.70            --                  --           --       33.80%
      Highest contract charge 1.45% Class B     $149.27            --                  --           --       32.38%
      All contract charges                           --           312          $   36,819         0.79%         --
2012  Lowest contract charge 0.40% Class B(d)   $101.42            --                  --           --        1.04%
      Highest contract charge 1.45% Class B     $112.76            --                  --           --       15.05%
      All contract charges                           --           301          $   26,789         1.00%         --
2011  Lowest contract charge 0.50% Class B      $ 75.24            --                  --           --       (0.24)%
      Highest contract charge 1.35% Class B     $ 76.58            --                  --           --       (1.07)%
      All contract charges                           --           304          $   23,549         0.38%         --
EQ/CAPITAL GUARDIAN RESEARCH
2015  Lowest contract charge 0.70% Class B      $219.27            --                  --           --        1.20%
      Highest contract charge 1.45% Class B     $193.68            --                  --           --        0.43%
      All contract charges                           --         1,011          $  193,583         0.57%         --
2014  Lowest contract charge 0.70% Class B      $216.67            --                  --           --        9.74%
      Highest contract charge 1.45% Class B     $192.85            --                  --           --        8.91%
      All contract charges                           --         1,058          $  203,147         0.70%         --
2013  Lowest contract charge 0.70% Class B      $197.44            --                  --           --       30.84%
      Highest contract charge 1.45% Class B     $177.07            --                  --           --       29.85%
      All contract charges                           --         1,151          $  203,683         1.45%         --
2012  Lowest contract charge 0.70% Class B      $150.90            --                  --           --       16.59%
      Highest contract charge 1.45% Class B     $136.36            --                  --           --       15.71%
      All contract charges                           --         1,220          $  166,755         0.91%         --
2011  Lowest contract charge 0.70% Class B      $129.43            --                  --           --        3.27%
      Highest contract charge 1.45% Class B     $117.85            --                  --           --        2.50%
      All contract charges                           --         1,313          $  155,656         0.71%         --
EQ/COMMON STOCK INDEX
2015  Lowest contract charge 0.70% Class A      $225.87            --                  --           --       (0.76)%
      Highest contract charge 1.45% Class A     $155.18            --                  --           --       (1.50)%
      All contract charges                           --         4,237          $2,036,713         1.35%         --
2014  Lowest contract charge 0.70% Class A      $227.59            --                  --           --       11.27%
      Highest contract charge 1.45% Class A     $157.55            --                  --           --       10.43%
      All contract charges                           --         4,600          $2,238,543         1.22%         --
2013  Lowest contract charge 0.70% Class A      $204.53            --                  --           --       31.54%
      Highest contract charge 1.45% Class A     $142.67            --                  --           --       30.55%
      All contract charges                           --         5,042          $2,214,801         1.28%         --
2012  Lowest contract charge 0.50% Class A      $102.86            --                  --           --       15.02%
      Highest contract charge 1.45% Class A     $109.28            --                  --           --       13.92%
      All contract charges                           --         5,579          $1,869,594         1.54%         --
2011  Lowest contract charge 0.50% Class A      $ 89.43            --                  --           --        0.28%
      Highest contract charge 1.45% Class A     $ 95.93            --                  --           --       (0.68)%
      All contract charges                           --         6,234          $1,826,842         1.45%         --
EQ/COMMON STOCK INDEX
2015  Lowest contract charge 0.40% Class B      $149.47            --                  --           --       (0.46)%
      Highest contract charge 1.30% Class B     $137.96            --                  --           --       (1.34)%
      All contract charges                           --           870          $  130,043         1.35%         --
2014  Lowest contract charge 0.40% Class B      $150.16            --                  --           --       11.61%
      Highest contract charge 1.30% Class B     $139.83            --                  --           --       10.61%
      All contract charges                           --           888          $  134,632         1.22%         --
2013  Lowest contract charge 0.40% Class B      $134.54            --                  --           --       31.94%
      Highest contract charge 1.30% Class B     $126.42            --                  --           --       30.76%
      All contract charges                           --           908          $  125,249         1.28%         --
2012  Lowest contract charge 0.40% Class B(d)   $101.97            --                  --           --        1.74%
      Highest contract charge 1.30% Class B     $ 96.68            --                  --           --       14.12%
      All contract charges                           --           895          $   93,945         1.54%         --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
2011  Lowest contract charge 0.50% Class B       $ 86.56            --                 --            --         0.03%
      Highest contract charge 1.30% Class B      $ 84.72            --                 --            --        (0.76)%
      All contract charges                            --           981           $ 90,393          1.45%          --
EQ/CORE BOND INDEX
2015  Lowest contract charge 0.40% Class B       $101.08            --                 --            --         0.04%
      Highest contract charge 1.45% Class B      $112.94            --                 --            --        (1.03)%
      All contract charges                            --           963           $110,934          1.50%          --
2014  Lowest contract charge 0.40% Class B       $101.04            --                 --            --         2.01%
      Highest contract charge 1.45% Class B      $114.11            --                 --            --         0.94%
      All contract charges                            --           956           $111,253          1.30%          --
2013  Lowest contract charge 0.40% Class B       $ 99.05            --                 --            --        (1.99)%
      Highest contract charge 1.45% Class B      $113.05            --                 --            --        (3.02)%
      All contract charges                            --           981           $112,879          1.15%          --
2012  Lowest contract charge 0.40% Class B(d)    $101.06            --                 --            --         1.02%
      Highest contract charge 1.45% Class B      $116.57            --                 --            --         1.66%
      All contract charges                            --         1,022           $120,948          1.43%          --
2011  Lowest contract charge 0.50% Class B       $126.30            --                 --            --         4.28%
      Highest contract charge 1.45% Class B      $114.67            --                 --            --         3.29%
      All contract charges                            --         1,056           $122,833          1.85%          --
EQ/EMERGING MARKETS EQUITY PLUS
2015  Lowest contract charge 0.50% Class B       $ 74.51            --                 --            --       (18.56)%
      Highest contract charge 1.34% Class B      $ 72.86            --                 --            --       (19.25)%
      All contract charges                            --            54           $  3,974          0.74%          --
2014  Lowest contract charge 0.50% Class B       $ 91.49            --                 --            --        (3.64)%
      Highest contract charge 1.34% Class B      $ 90.22            --                 --            --        (4.46)%
      All contract charges                            --            33           $  3,010          0.73%          --
2013  Lowest contract charge 0.50% Class B(e)    $ 94.95            --                 --            --        (4.18)%
      Highest contract charge 1.34% Class B(e)   $ 94.43            --                 --            --        (4.67)%
      All contract charges                            --            12           $  1,233          1.05%          --
EQ/EQUITY 500 INDEX
2015  Lowest contract charge 0.70% Class A       $250.07            --                 --            --         0.09%
      Highest contract charge 1.45% Class A      $173.28            --                 --            --        (0.66)%
      All contract charges                            --         2,050           $923,739          1.64%          --
2014  Lowest contract charge 0.70% Class A       $249.84            --                 --            --        12.19%
      Highest contract charge 1.45% Class A      $174.44            --                 --            --        11.34%
      All contract charges                            --         2,097           $950,100          1.41%          --
2013  Lowest contract charge 0.70% Class A       $222.70            --                 --            --        30.59%
      Highest contract charge 1.45% Class A      $156.67            --                 --            --        29.60%
      All contract charges                            --         2,171           $883,708          1.48%          --
2012  Lowest contract charge 0.50% Class A       $112.35            --                 --            --        14.65%
      Highest contract charge 1.45% Class A      $120.89            --                 --            --        13.57%
      All contract charges                            --         2,282           $715,915          1.69%          --
2011  Lowest contract charge 0.50% Class A       $ 97.99            --                 --            --         1.26%
      Highest contract charge 1.45% Class A      $106.45            --                 --            --         0.29%
      All contract charges                            --         2,408           $665,749          1.68%          --
EQ/EQUITY 500 INDEX
2015  Lowest contract charge 0.40% Class B       $149.79            --                 --            --         0.39%
      Highest contract charge 1.30% Class B      $152.10            --                 --            --        (0.51)%
      All contract charges                            --         1,478           $245,385          1.64%          --
2014  Lowest contract charge 0.40% Class B       $149.21            --                 --            --        12.53%
      Highest contract charge 1.30% Class B      $152.88            --                 --            --        11.52%
      All contract charges                            --         1,253           $207,743          1.41%          --
2013  Lowest contract charge 0.40% Class B       $132.60            --                 --            --        30.99%
      Highest contract charge 1.30% Class B      $137.09            --                 --            --        29.83%
      All contract charges                            --         1,095           $162,807          1.48%          --
2012  Lowest contract charge 0.40% Class B(d)    $101.23            --                 --            --         1.05%
      Highest contract charge 1.30% Class B      $105.59            --                 --            --        13.75%
      All contract charges                            --           986           $112,301          1.69%          --
2011  Lowest contract charge 0.50% Class B       $ 96.88            --                 --            --         1.01%
      Highest contract charge 1.30% Class B      $ 92.83            --                 --            --         0.21%
      All contract charges                            --           937           $ 94,390          1.68%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/GAMCO MERGERS AND ACQUISITIONS
2015  Lowest contract charge 0.50% Class B       $158.62            --                 --            --        2.10%
      Highest contract charge 1.34% Class B      $144.91            --                 --            --        1.24%
      All contract charges                            --           127           $ 18,277          0.00%         --
2014  Lowest contract charge 0.50% Class B       $155.35            --                 --            --        1.13%
      Highest contract charge 1.34% Class B      $143.13            --                 --            --        0.28%
      All contract charges                            --           141           $ 20,188          0.00%         --
2013  Lowest contract charge 0.50% Class B       $153.61            --                 --            --       10.43%
      Highest contract charge 1.45% Class B      $141.35            --                 --            --        9.37%
      All contract charges                            --           149           $ 21,110          0.42%         --
2012  Lowest contract charge 0.50% Class B       $139.10            --                 --            --        4.72%
      Highest contract charge 1.45% Class B      $129.24            --                 --            --        3.72%
      All contract charges                            --           150           $ 19,467          0.00%         --
2011  Lowest contract charge 0.50% Class B       $132.83            --                 --            --        0.84%
      Highest contract charge 1.45% Class B      $124.60            --                 --            --       (0.12)%
      All contract charges                            --           159           $ 19,826          0.18%         --
EQ/GAMCO SMALL COMPANY VALUE
2015  Lowest contract charge 0.40% Class B       $144.27            --                 --            --       (6.08)%
      Highest contract charge 1.45% Class B      $261.31            --                 --            --       (7.07)%
      All contract charges                            --         2,669           $692,281          0.54%         --
2014  Lowest contract charge 0.40% Class B       $153.61            --                 --            --        2.66%
      Highest contract charge 1.45% Class B      $281.18            --                 --            --        1.57%
      All contract charges                            --         2,576           $717,726          0.28%         --
2013  Lowest contract charge 0.40% Class B       $149.63            --                 --            --       38.56%
      Highest contract charge 1.45% Class B      $276.83            --                 --            --       37.10%
      All contract charges                            --         2,476           $678,585          0.28%         --
2012  Lowest contract charge 0.40% Class B(d)    $107.99            --                 --            --        7.26%
      Highest contract charge 1.45% Class B      $201.92            --                 --            --       16.14%
      All contract charges                            --         2,285           $456,724          1.31%         --
2011  Lowest contract charge 0.50% Class B       $186.34            --                 --            --       (3.97)%
      Highest contract charge 1.45% Class B      $173.86            --                 --            --       (4.89)%
      All contract charges                            --         2,138           $367,988          0.08%         --
EQ/GLOBAL BOND PLUS
2015  Lowest contract charge 0.50% Class B       $124.21            --                 --            --       (4.28)%
      Highest contract charge 1.45% Class B      $112.59            --                 --            --       (5.20)%
      All contract charges                            --           516           $ 59,622          0.04%         --
2014  Lowest contract charge 0.50% Class B       $129.77            --                 --            --        0.39%
      Highest contract charge 1.45% Class B      $118.76            --                 --            --       (0.58)%
      All contract charges                            --           573           $ 69,454          0.66%         --
2013  Lowest contract charge 0.50% Class B       $129.27            --                 --            --       (3.00)%
      Highest contract charge 1.45% Class B      $119.45            --                 --            --       (3.93)%
      All contract charges                            --           616           $ 74,946          0.01%         --
2012  Lowest contract charge 0.50% Class B       $133.27            --                 --            --        3.20%
      Highest contract charge 1.45% Class B      $124.33            --                 --            --        2.21%
      All contract charges                            --           684           $ 86,443          1.44%         --
2011  Lowest contract charge 0.50% Class B       $129.14            --                 --            --        3.88%
      Highest contract charge 1.45% Class B      $121.64            --                 --            --        2.89%
      All contract charges                            --           678           $ 83,622          3.45%         --
EQ/HIGH YIELD BOND
2015  Lowest contract charge 0.50% Class B       $ 99.58            --                 --            --       (3.57)%
      Highest contract charge 1.34% Class B      $ 97.37            --                 --            --       (4.39)%
      All contract charges                            --            55           $  5,403          7.01%         --
2014  Lowest contract charge 0.50% Class B(e)    $103.27            --                 --            --        1.40%
      Highest contract charge 1.34% Class B      $101.84            --                 --            --        0.54%
      All contract charges                            --            30           $  3,131          5.58%         --
2013  Lowest contract charge 0.90% Class B(e)    $101.58            --                 --            --        1.91%
      Highest contract charge 1.34% Class B(e)   $101.29            --                 --            --        1.63%
      All contract charges                            --            10           $  1,010          8.79%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2015  Lowest contract charge 0.70% Class A       $164.77            --                 --            --       (0.28)%
      Highest contract charge 1.45% Class A      $138.68            --                 --            --       (1.03)%
      All contract charges                            --           275           $ 46,641          0.58%         --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2014  Lowest contract charge 0.70% Class A      $165.23            --                 --            --         0.82%
      Highest contract charge 1.45% Class A     $140.12            --                 --            --         0.06%
      All contract charges                           --           295           $ 50,548          0.39%          --
2013  Lowest contract charge 0.70% Class A      $163.88            --                 --            --        (2.33)%
      Highest contract charge 1.45% Class A     $140.04            --                 --            --        (3.07)%
      All contract charges                           --           336           $ 56,347          0.21%          --
2012  Lowest contract charge 0.70% Class A      $167.79            --                 --            --         0.27%
      Highest contract charge 1.45% Class A     $144.47            --                 --            --        (0.49)%
      All contract charges                           --           374           $ 64,905          0.24%          --
2011  Lowest contract charge 0.70% Class A      $167.34            --                 --            --         4.82%
      Highest contract charge 1.45% Class A     $145.18            --                 --            --         4.03%
      All contract charges                           --           406           $ 71,034          0.59%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2015  Lowest contract charge 0.00% Class B(p)   $100.25            --                 --            --        (0.16)%
      Highest contract charge 1.30% Class B     $107.27            --                 --            --        (0.86)%
      All contract charges                           --           104           $ 13,778          0.58%          --
2014  Lowest contract charge 0.50% Class B      $147.34            --                 --            --         1.02%
      Highest contract charge 1.30% Class B     $108.20            --                 --            --         0.22%
      All contract charges                           --           117           $ 15,511          0.39%          --
2013  Lowest contract charge 0.50% Class B      $145.85            --                 --            --        (2.13)%
      Highest contract charge 1.30% Class B     $107.96            --                 --            --        (2.90)%
      All contract charges                           --           132           $ 17,667          0.21%          --
2012  Lowest contract charge 0.50% Class B      $149.03            --                 --            --         0.47%
      Highest contract charge 1.30% Class B     $111.19            --                 --            --        (0.32)%
      All contract charges                           --           161           $ 22,012          0.24%          --
2011  Lowest contract charge 0.90% Class B      $151.15            --                 --            --         4.35%
      Highest contract charge 1.30% Class B     $111.55            --                 --            --         3.94%
      All contract charges                           --           176           $ 24,234          0.59%          --
EQ/INTERNATIONAL EQUITY INDEX
2015  Lowest contract charge 0.70% Class A      $132.45            --                 --            --        (2.82)%
      Highest contract charge 1.45% Class A     $103.41            --                 --            --        (3.55)%
      All contract charges                           --         2,442           $325,879          2.31%          --
2014  Lowest contract charge 0.70% Class A      $136.30            --                 --            --        (7.55)%
      Highest contract charge 1.45% Class A     $107.22            --                 --            --        (8.25)%
      All contract charges                           --         2,554           $352,788          2.95%          --
2013  Lowest contract charge 0.70% Class A      $147.43            --                 --            --        20.62%
      Highest contract charge 1.45% Class A     $116.86            --                 --            --        19.71%
      All contract charges                           --         2,709           $407,476          2.22%          --
2012  Lowest contract charge 0.50% Class A      $ 78.26            --                 --            --        15.68%
      Highest contract charge 1.45% Class A     $ 97.62            --                 --            --        14.58%
      All contract charges                           --         2,926           $367,081          2.99%          --
2011  Lowest contract charge 0.50% Class A      $ 67.65            --                 --            --       (12.42)%
      Highest contract charge 1.45% Class A     $ 85.20            --                 --            --       (13.26)%
      All contract charges                           --         3,187           $348,671          2.95%          --
EQ/INTERNATIONAL EQUITY INDEX
2015  Lowest contract charge 0.40% Class B      $120.13            --                 --            --        (2.52)%
      Highest contract charge 1.30% Class B     $ 78.31            --                 --            --        (3.39)%
      All contract charges                           --           360           $ 35,412          2.31%          --
2014  Lowest contract charge 0.40% Class B(d)   $123.24            --                 --            --        (7.28)%
      Highest contract charge 1.30% Class B     $ 81.06            --                 --            --        (8.10)%
      All contract charges                           --           369           $ 37,872          2.95%          --
2013  Lowest contract charge 0.50% Class B      $123.74            --                 --            --        20.86%
      Highest contract charge 1.30% Class B     $ 88.20            --                 --            --        19.90%
      All contract charges                           --           418           $ 47,134          2.22%          --
2012  Lowest contract charge 0.50% Class B      $102.38            --                 --            --        15.68%
      Highest contract charge 1.30% Class B     $ 73.56            --                 --            --        14.78%
      All contract charges                           --           456           $ 42,914          2.99%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2011  Lowest contract charge 0.50% Class B      $ 88.50            --                 --            --       (12.64)%
      Highest contract charge 1.30% Class B     $ 64.09            --                 --            --       (13.33)%
      All contract charges                           --           537           $ 44,371          2.95%          --
EQ/INVESCO COMSTOCK(I)(J)
2015  Lowest contract charge 0.50% Class B      $168.39            --                 --            --        (6.66)%
      Highest contract charge 1.45% Class B     $152.01            --                 --            --        (7.55)%
      All contract charges                           --           718           $109,963          2.11%          --
2014  Lowest contract charge 0.50% Class B      $180.41            --                 --            --         8.37%
      Highest contract charge 1.45% Class B     $164.43            --                 --            --         7.34%
      All contract charges                           --           763           $125,870          1.98%          --
2013  Lowest contract charge 0.50% Class B      $166.47            --                 --            --        34.36%
      Highest contract charge 1.45% Class B     $153.19            --                 --            --        33.08%
      All contract charges                           --           267           $ 41,252          4.48%          --
2012  Lowest contract charge 0.50% Class B      $123.90            --                 --            --        17.83%
      Highest contract charge 1.45% Class B     $115.11            --                 --            --        16.70%
      All contract charges                           --           229           $ 26,677          1.29%          --
2011  Lowest contract charge 0.70% Class B      $103.75            --                 --            --        (2.67)%
      Highest contract charge 1.45% Class B     $ 98.64            --                 --            --        (3.40)%
      All contract charges                           --           230           $ 22,874          1.38%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2015  Lowest contract charge 0.40% Class B      $156.83            --                 --            --        (2.67)%
      Highest contract charge 1.45% Class B     $161.67            --                 --            --        (3.70)%
      All contract charges                           --           361           $ 69,659          0.71%          --
2014  Lowest contract charge 0.40% Class B(d)   $161.14            --                 --            --        13.92%
      Highest contract charge 1.45% Class B     $167.88            --                 --            --        12.72%
      All contract charges                           --           326           $ 66,253          1.07%          --
2013  Lowest contract charge 0.70% Class B      $169.26            --                 --            --        34.84%
      Highest contract charge 1.45% Class B     $148.94            --                 --            --        33.82%
      All contract charges                           --           325           $ 59,293          2.02%          --
2012  Lowest contract charge 0.70% Class B      $125.53            --                 --            --        15.24%
      Highest contract charge 1.45% Class B     $111.30            --                 --            --        14.36%
      All contract charges                           --           334           $ 45,422          0.96%          --
2011  Lowest contract charge 0.70% Class B      $108.93            --                 --            --        (5.89)%
      Highest contract charge 1.45% Class B     $ 97.32            --                 --            --        (6.60)%
      All contract charges                           --           360           $ 43,245          1.04%          --
EQ/LARGE CAP GROWTH INDEX
2015  Lowest contract charge 0.50% Class B      $132.85            --                 --            --         4.34%
      Highest contract charge 1.45% Class B     $126.12            --                 --            --         3.34%
      All contract charges                           --         1,518           $198,419          0.88%          --
2014  Lowest contract charge 0.50% Class B      $127.32            --                 --            --        11.67%
      Highest contract charge 1.45% Class B     $122.04            --                 --            --        10.61%
      All contract charges                           --         1,489           $187,443          0.94%          --
2013  Lowest contract charge 0.50% Class B      $114.01            --                 --            --        31.83%
      Highest contract charge 1.45% Class B     $110.33            --                 --            --        30.57%
      All contract charges                           --         1,479           $167,886          0.98%          --
2012  Lowest contract charge 0.50% Class B      $ 86.48            --                 --            --        14.15%
      Highest contract charge 1.45% Class B     $ 84.50            --                 --            --        13.06%
      All contract charges                           --         1,516           $131,427          1.24%          --
2011  Lowest contract charge 0.50% Class B      $ 75.76            --                 --            --         1.84%
      Highest contract charge 1.45% Class B     $ 74.74            --                 --            --         0.88%
      All contract charges                           --         1,553           $118,553          0.88%          --
EQ/LARGE CAP VALUE INDEX
2015  Lowest contract charge 0.50% Class B      $ 99.19            --                 --            --        (4.91)%
      Highest contract charge 1.45% Class B     $ 89.90            --                 --            --        (5.81)%
      All contract charges                           --           697           $ 63,565          1.94%          --
2014  Lowest contract charge 0.50% Class B      $104.31            --                 --            --        12.06%
      Highest contract charge 1.45% Class B     $ 95.45            --                 --            --        10.99%
      All contract charges                           --           660           $ 63,828          1.63%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/LARGE CAP VALUE INDEX (CONTINUED)
2013  Lowest contract charge 0.70% Class B      $ 91.55            --                 --            --        30.67%
      Highest contract charge 1.45% Class B     $ 86.00            --                 --            --        29.67%
      All contract charges                           --           608           $ 52,859          1.54%          --
2012  Lowest contract charge 0.70% Class B      $ 70.06            --                 --            --        15.78%
      Highest contract charge 1.45% Class B     $ 66.32            --                 --            --        14.90%
      All contract charges                           --           603           $ 40,229          2.04%          --
2011  Lowest contract charge 0.70% Class B      $ 60.51            --                 --            --        (1.03)%
      Highest contract charge 1.45% Class B     $ 57.72            --                 --            --        (1.77)%
      All contract charges                           --           616           $ 35,596          1.82%          --
EQ/MFS INTERNATIONAL GROWTH
2015  Lowest contract charge 0.40% Class B      $115.90            --                 --            --        (0.21)%
      Highest contract charge 1.45% Class B     $157.88            --                 --            --        (1.26)%
      All contract charges                           --           619           $ 97,843          0.60%          --
2014  Lowest contract charge 0.40% Class B      $116.14            --                 --            --        (5.38)%
      Highest contract charge 1.45% Class B     $159.89            --                 --            --        (6.38)%
      All contract charges                           --           589           $ 93,805          0.95%          --
2013  Lowest contract charge 0.40% Class B      $122.75            --                 --            --        13.20%
      Highest contract charge 1.45% Class B     $170.79            --                 --            --        12.00%
      All contract charges                           --           572           $ 97,506          0.94%          --
2012  Lowest contract charge 0.40% Class B(d)   $108.44            --                 --            --         8.57%
      Highest contract charge 1.45% Class B     $152.49            --                 --            --        17.95%
      All contract charges                           --           529           $ 80,371          1.02%          --
2011  Lowest contract charge 0.50% Class B      $137.81            --                 --            --       (11.16)%
      Highest contract charge 1.45% Class B     $129.28            --                 --            --       (12.01)%
      All contract charges                           --           490           $ 63,068          0.66%          --
EQ/MID CAP INDEX
2015  Lowest contract charge 0.40% Class B      $145.75            --                 --            --        (3.25)%
      Highest contract charge 1.45% Class B     $168.67            --                 --            --        (4.27)%
      All contract charges                           --         2,667           $453,031          0.87%          --
2014  Lowest contract charge 0.40% Class B      $150.64            --                 --            --         8.55%
      Highest contract charge 1.45% Class B     $176.19            --                 --            --         7.41%
      All contract charges                           --         2,613           $463,057          0.81%          --
2013  Lowest contract charge 0.40% Class B      $138.77            --                 --            --        32.05%
      Highest contract charge 1.45% Class B     $164.03            --                 --            --        30.66%
      All contract charges                           --         2,638           $434,850          0.79%          --
2012  Lowest contract charge 0.40% Class B(d)   $105.09            --                 --            --         4.58%
      Highest contract charge 1.45% Class B     $125.54            --                 --            --        15.38%
      All contract charges                           --         2,667           $336,215          0.99%          --
2011  Lowest contract charge 0.50% Class B      $124.17            --                 --            --        (2.89)%
      Highest contract charge 1.45% Class B     $108.81            --                 --            --        (3.82)%
      All contract charges                           --         2,759           $302,528          0.62%          --
EQ/MONEY MARKET
2015  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        (0.00)%
      Highest contract charge 1.45% Class A     $110.42            --                 --            --        (1.45)%
      All contract charges                           --         1,266           $ 43,701          0.00%          --
2014  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $112.04            --                 --            --        (1.45)%
      All contract charges                           --         1,244           $ 46,904          0.00%          --
2013  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $113.69            --                 --            --        (1.45)%
      All contract charges                           --         1,837           $ 54,109          0.00%          --
2012  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $115.36            --                 --            --        (1.45)%
      All contract charges                           --         1,618           $ 59,952          0.00%          --
2011  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $117.06            --                 --            --        (1.51)%
      All contract charges                           --         1,582           $ 66,822          0.01%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/MONEY MARKET
2015  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --       (0.00)%
      Highest contract charge 1.30% Class B      $ 95.72            --                 --            --       (1.29)%
      All contract charges                            --         4,538           $ 28,080          0.00%         --
2014  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $ 96.97            --                 --            --       (1.28)%
      All contract charges                            --         3,275           $ 27,356          0.00%         --
2013  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $ 98.23            --                 --            --       (1.29)%
      All contract charges                            --         4,019           $ 32,095          0.00%         --
2012  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $ 99.51            --                 --            --       (1.29)%
      All contract charges                            --         2,361           $ 34,491          0.00%         --
2011  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $100.81            --                 --            --       (1.28)%
      All contract charges                            --           882           $ 38,034          0.01%         --
EQ/MORGAN STANLEY MID CAP GROWTH
2015  Lowest contract charge 0.40% Class B       $132.15            --                 --            --       (5.87)%
      Highest contract charge 1.45% Class B      $204.11            --                 --            --       (6.86)%
      All contract charges                            --         1,341           $269,875          0.00%         --
2014  Lowest contract charge 0.40% Class B       $140.39            --                 --            --       (1.11)%
      Highest contract charge 1.45% Class B      $219.15            --                 --            --       (2.15)%
      All contract charges                            --         1,333           $287,981          0.00%         --
2013  Lowest contract charge 0.40% Class B       $141.96            --                 --            --       37.99%
      Highest contract charge 1.45% Class B      $223.97            --                 --            --       36.53%
      All contract charges                            --         1,315           $290,113          0.00%         --
2012  Lowest contract charge 0.40% Class B(d)    $102.88            --                 --            --        2.91%
      Highest contract charge 1.45% Class B      $164.04            --                 --            --        7.17%
      All contract charges                            --         1,334           $215,643          0.48%         --
2011  Lowest contract charge 0.50% Class B       $163.17            --                 --            --       (8.16)%
      Highest contract charge 1.45% Class B      $153.06            --                 --            --       (9.03)%
      All contract charges                            --         1,246           $187,783          0.26%         --
EQ/OPPENHEIMER GLOBAL
2015  Lowest contract charge 0.50% Class B       $155.20            --                 --            --        2.66%
      Highest contract charge 1.45% Class B      $141.93            --                 --            --        1.68%
      All contract charges                            --           852           $121,243          0.28%         --
2014  Lowest contract charge 0.50% Class B       $151.18            --                 --            --        1.29%
      Highest contract charge 1.45% Class B      $139.58            --                 --            --        0.32%
      All contract charges                            --           729           $101,760          0.53%         --
2013  Lowest contract charge 0.50% Class B       $149.26            --                 --            --       25.70%
      Highest contract charge 1.45% Class B      $139.14            --                 --            --       24.50%
      All contract charges                            --           643           $ 89,648          2.48%         --
2012  Lowest contract charge 0.50% Class B       $118.74            --                 --            --       19.77%
      Highest contract charge 1.45% Class B      $111.76            --                 --            --       18.63%
      All contract charges                            --           555           $ 62,005          0.89%         --
2011  Lowest contract charge 0.50% Class B       $ 99.14            --                 --            --       (9.08)%
      Highest contract charge 1.45% Class B      $ 94.21            --                 --            --       (9.94)%
      All contract charges                            --           525           $ 49,427          0.83%         --
EQ/PIMCO GLOBAL REAL RETURN
2015  Lowest contract charge 0.50% Class B       $ 95.12            --                 --            --       (2.85)%
      Highest contract charge 1.45% Class B      $ 92.74            --                 --            --       (3.78)%
      All contract charges                            --           184           $ 17,168          1.51%         --
2014  Lowest contract charge 0.50% Class B       $ 97.91            --                 --            --        7.32%
      Highest contract charge 1.45% Class B(e)   $ 96.38            --                 --            --        6.31%
      All contract charges                            --            96           $  9,392          7.98%         --
2013  Lowest contract charge 0.50% Class B(e)    $ 91.23            --                 --            --       (7.50)%
      Highest contract charge 1.34% Class B(e)   $ 90.73            --                 --            --       (7.98)%
      All contract charges                            --            25           $  2,381          0.18%         --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
EQ/PIMCO ULTRA SHORT BOND
2015  Lowest contract charge 1.10% Class A    $ 96.03            --                 --            --       (1.38)%
      Highest contract charge 1.10% Class A   $ 96.03            --                 --            --       (1.38)%
      All contract charges                         --             1           $    105          0.46%         --
2014  Lowest contract charge 1.10% Class A    $ 97.37            --                 --            --       (1.19)%
      Highest contract charge 1.10% Class A   $ 97.37            --                 --            --       (1.19)%
      All contract charges                         --             2           $    152          0.37%         --
2013  Lowest contract charge 1.10% Class A    $ 98.54            --                 --            --       (1.07)%
      Highest contract charge 1.10% Class A   $ 98.54            --                 --            --       (1.07)%
      All contract charges                         --             2           $    156          0.71%         --
2012  Lowest contract charge 1.10% Class A    $ 99.61            --                 --            --        0.38%
      Highest contract charge 1.25% Class A   $ 99.11            --                 --            --        0.23%
      All contract charges                         --             2           $    161          0.55%         --
2011  Lowest contract charge 1.10% Class A    $ 99.23            --                 --            --       (1.05)%
      Highest contract charge 1.25% Class A   $ 98.88            --                 --            --       (1.20)%
      All contract charges                         --             2           $    163          0.48%         --
EQ/PIMCO ULTRA SHORT BOND
2015  Lowest contract charge 0.50% Class B    $112.26            --                 --            --       (0.78)%
      Highest contract charge 1.45% Class B   $101.34            --                 --            --       (1.73)%
      All contract charges                         --           857           $ 88,975          0.46%         --
2014  Lowest contract charge 0.50% Class B    $113.14            --                 --            --       (0.59)%
      Highest contract charge 1.45% Class B   $103.12            --                 --            --       (1.54)%
      All contract charges                         --           932           $ 98,360          0.37%         --
2013  Lowest contract charge 0.50% Class B    $113.81            --                 --            --       (0.42)%
      Highest contract charge 1.45% Class B   $104.73            --                 --            --       (1.37)%
      All contract charges                         --         1,000           $106,875          0.71%         --
2012  Lowest contract charge 0.50% Class B    $114.29            --                 --            --        0.99%
      Highest contract charge 1.45% Class B   $106.18            --                 --            --        0.02%
      All contract charges                         --         1,066           $115,019          0.55%         --
2011  Lowest contract charge 0.50% Class B    $113.17            --                 --            --       (0.69)%
      Highest contract charge 1.45% Class B   $106.16            --                 --            --       (1.64)%
      All contract charges                         --         1,147           $123,827          0.48%         --
EQ/QUALITY BOND PLUS
2015  Lowest contract charge 0.70% Class A    $166.85            --                 --            --       (0.48)%
      Highest contract charge 1.45% Class A   $138.34            --                 --            --       (1.23)%
      All contract charges                         --           391           $ 69,213          1.05%         --
2014  Lowest contract charge 0.70% Class A    $167.65            --                 --            --        2.18%
      Highest contract charge 1.45% Class A   $140.06            --                 --            --        1.40%
      All contract charges                         --           429           $ 76,711          0.97%         --
2013  Lowest contract charge 0.70% Class A    $164.07            --                 --            --       (2.96)%
      Highest contract charge 1.45% Class A   $138.12            --                 --            --       (3.70)%
      All contract charges                         --           470           $ 83,030          0.34%         --
2012  Lowest contract charge 0.70% Class A    $169.08            --                 --            --        1.94%
      Highest contract charge 1.45% Class A   $143.42            --                 --            --        1.16%
      All contract charges                         --           526           $ 96,066          0.60%         --
2011  Lowest contract charge 0.70% Class A    $165.87            --                 --            --        0.75%
      Highest contract charge 1.45% Class A   $141.77            --                 --            --        0.00%
      All contract charges                         --           586           $105,659          2.46%         --
EQ/QUALITY BOND PLUS
2015  Lowest contract charge 0.50% Class B    $147.94            --                 --            --       (0.27)%
      Highest contract charge 1.30% Class B   $103.23            --                 --            --       (1.06)%
      All contract charges                         --           159           $ 21,910          1.05%         --
2014  Lowest contract charge 0.50% Class B    $148.34            --                 --            --        2.39%
      Highest contract charge 1.30% Class B   $104.34            --                 --            --        1.58%
      All contract charges                         --           169           $ 23,285          0.97%         --
2013  Lowest contract charge 0.50% Class B    $144.88            --                 --            --       (2.78)%
      Highest contract charge 1.30% Class B   $102.72            --                 --            --       (3.54)%
      All contract charges                         --           184           $ 24,978          0.34%         --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/QUALITY BOND PLUS (CONTINUED)
2012  Lowest contract charge 0.50% Class B      $149.02            --                 --            --        2.15%
      Highest contract charge 1.30% Class B     $106.49            --                 --            --        1.33%
      All contract charges                           --           207           $ 28,867          0.60%         --
2011  Lowest contract charge 0.50% Class B      $145.89            --                 --            --        0.72%
      Highest contract charge 1.30% Class B     $105.09            --                 --            --       (0.08)%
      All contract charges                           --           225           $ 31,270          2.46%         --
EQ/SMALL COMPANY INDEX
2015  Lowest contract charge 0.40% Class B      $142.42            --                 --            --       (4.95)%
      Highest contract charge 1.45% Class B     $222.09            --                 --            --       (5.95)%
      All contract charges                           --         1,085           $235,560          0.91%         --
2014  Lowest contract charge 0.40% Class B      $149.84            --                 --            --        4.43%
      Highest contract charge 1.45% Class B     $236.15            --                 --            --        3.33%
      All contract charges                           --         1,091           $251,678          0.78%         --
2013  Lowest contract charge 0.40% Class B      $143.48            --                 --            --       36.90%
      Highest contract charge 1.45% Class B     $228.54            --                 --            --       35.46%
      All contract charges                           --         1,124           $250,855          0.97%         --
2012  Lowest contract charge 0.40% Class B(d)   $104.81            --                 --            --        3.94%
      Highest contract charge 1.45% Class B     $168.71            --                 --            --       13.86%
      All contract charges                           --         1,155           $190,669          1.51%         --
2011  Lowest contract charge 0.50% Class B      $163.21            --                 --            --       (4.48)%
      Highest contract charge 1.45% Class B     $148.17            --                 --            --       (5.39)%
      All contract charges                           --         1,195           $175,975          0.67%         --
EQ/T. ROWE PRICE GROWTH STOCK
2015  Lowest contract charge 0.40% Class B      $165.55            --                 --            --        9.78%
      Highest contract charge 1.45% Class B     $187.29            --                 --            --        8.62%
      All contract charges                           --         2,171           $409,319          0.00%         --
2014  Lowest contract charge 0.40% Class B      $150.80            --                 --            --        8.21%
      Highest contract charge 1.45% Class B     $172.42            --                 --            --        7.07%
      All contract charges                           --         1,944           $337,268          0.00%         --
2013  Lowest contract charge 0.40% Class B      $139.36            --                 --            --       37.37%
      Highest contract charge 1.45% Class B     $161.04            --                 --            --       35.92%
      All contract charges                           --         1,842           $298,052          0.00%         --
2012  Lowest contract charge 0.40% Class B(d)   $101.45            --                 --            --        0.94%
      Highest contract charge 1.45% Class B     $118.48            --                 --            --       17.20%
      All contract charges                           --         1,724           $204,879          0.00%         --
2011  Lowest contract charge 0.50% Class B      $108.34            --                 --            --       (2.43)%
      Highest contract charge 1.45% Class B     $101.09            --                 --            --       (3.36)%
      All contract charges                           --         1,478           $149,894          0.00%         --
EQ/UBS GROWTH & INCOME
2015  Lowest contract charge 0.50% Class B      $196.36            --                 --            --       (1.92)%
      Highest contract charge 1.34% Class B     $178.53            --                 --            --       (2.75)%
      All contract charges                           --           204           $ 34,304          0.59%         --
2014  Lowest contract charge 0.50% Class B      $200.20            --                 --            --       13.87%
      Highest contract charge 1.34% Class B     $183.58            --                 --            --       12.92%
      All contract charges                           --           179           $ 31,660          0.66%         --
2013  Lowest contract charge 0.50% Class B      $175.81            --                 --            --       34.85%
      Highest contract charge 1.34% Class B     $162.58            --                 --            --       33.71%
      All contract charges                           --           160           $ 25,154          1.01%         --
2012  Lowest contract charge 0.50% Class B      $130.37            --                 --            --       12.31%
      Highest contract charge 1.34% Class B     $121.59            --                 --            --       11.36%
      All contract charges                           --           161           $ 18,984          0.84%         --
2011  Lowest contract charge 0.70% Class B      $114.40            --                 --            --       (3.50)%
      Highest contract charge 1.34% Class B     $109.19            --                 --            --       (4.12)%
      All contract charges                           --           177           $ 18,894          0.73%         --
EQ/WELLS FARGO OMEGA GROWTH
2015  Lowest contract charge 0.50% Class B      $189.97            --                 --            --        0.76%
      Highest contract charge 1.45% Class B     $168.01            --                 --            --       (0.20)%
      All contract charges                           --         1,022           $177,302          0.00%         --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
EQ/WELLS FARGO OMEGA GROWTH (CONTINUED)
2014  Lowest contract charge 0.50% Class B            $188.54            --                 --            --        3.28%
      Highest contract charge 1.45% Class B           $168.35            --                 --            --        2.30%
      All contract charges                                 --         1,111           $192,775          0.00%         --
2013  Lowest contract charge 0.50% Class B            $182.55            --                 --            --       38.38%
      Highest contract charge 1.45% Class B           $164.57            --                 --            --       37.06%
      All contract charges                                 --         1,169           $197,650          0.00%         --
2012  Lowest contract charge 0.50% Class B            $131.92            --                 --            --       19.83%
      Highest contract charge 1.45% Class B           $120.07            --                 --            --       18.68%
      All contract charges                                 --         1,067           $131,515          0.01%         --
2011  Lowest contract charge 0.50% Class B            $110.09            --                 --            --       (6.34)%
      Highest contract charge 1.45% Class B           $101.17            --                 --            --       (7.23)%
      All contract charges                                 --           930           $ 96,316          0.00%         --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2015  Lowest contract charge 0.50% Service Class 2    $172.00            --                 --            --       (0.09)%
      Highest contract charge 1.45% Service Class 2   $144.40            --                 --            --       (1.04)%
      All contract charges                                 --         1,784           $311,215          0.85%         --
2014  Lowest contract charge 0.50% Service Class 2    $172.15            --                 --            --       11.09%
      Highest contract charge 1.45% Service Class 2   $145.92            --                 --            --       10.04%
      All contract charges                                 --         1,565           $276,194          0.81%         --
2013  Lowest contract charge 0.50% Service Class 2    $154.96            --                 --            --       30.30%
      Highest contract charge 1.45% Service Class 2   $132.61            --                 --            --       29.05%
      All contract charges                                 --         1,341           $215,365          0.93%         --
2012  Lowest contract charge 0.50% Service Class 2    $118.93            --                 --            --       15.57%
      Highest contract charge 1.45% Service Class 2   $102.76            --                 --            --       14.46%
      All contract charges                                 --         1,056           $131,733          1.35%         --
2011  Lowest contract charge 0.50% Service Class 2    $102.91            --                 --            --       (3.27)%
      Highest contract charge 1.45% Service Class 2   $ 89.78            --                 --            --       (7.73)%
      All contract charges                                 --           650           $ 71,089          1.27%         --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2015  Lowest contract charge 0.50% Service Class 2    $157.43            --                 --            --       (4.71)%
      Highest contract charge 1.20% Service Class 2   $151.22            --                 --            --       (5.39)%
      All contract charges                                 --            50           $  7,681          3.28%         --
2014  Lowest contract charge 0.50% Service Class 2    $165.22            --                 --            --        7.94%
      Highest contract charge 1.20% Service Class 2   $159.84            --                 --            --        7.18%
      All contract charges                                 --            39           $  6,454          3.19%         --
2013  Lowest contract charge 0.50% Service Class 2    $153.07            --                 --            --       27.19%
      Highest contract charge 1.20% Service Class 2   $149.13            --                 --            --       26.30%
      All contract charges                                 --            27           $  4,066          2.84%         --
2012  Lowest contract charge 0.50% Service Class 2    $120.35            --                 --            --       16.47%
      Highest contract charge 1.20% Service Class 2   $118.08            --                 --            --       15.64%
      All contract charges                                 --            17           $  1,911          4.38%         --
2011  Lowest contract charge 0.90% Service Class 2    $102.63            --                 --            --       (0.25)%
      Highest contract charge 1.20% Service Class 2   $102.11            --                 --            --       (0.55)%
      All contract charges                                 --             6           $    659          3.76%         --
FIDELITY(R) VIP MID CAP PORTFOLIO
2015  Lowest contract charge 0.50% Service Class 2    $159.43            --                 --            --       (2.12)%
      Highest contract charge 1.20% Service Class 2   $153.15            --                 --            --       (2.81)%
      All contract charges                                 --           191           $ 29,387          0.29%         --
2014  Lowest contract charge 0.50% Service Class 2    $162.88            --                 --            --        5.50%
      Highest contract charge 1.20% Service Class 2   $157.57            --                 --            --        4.76%
      All contract charges                                 --           148           $ 23,272          0.02%         --
2013  Lowest contract charge 0.90% Service Class 2    $152.11            --                 --            --       34.65%
      Highest contract charge 1.20% Service Class 2   $150.41            --                 --            --       34.23%
      All contract charges                                 --           106           $ 15,878          0.33%         --
2012  Lowest contract charge 0.90% Service Class 2    $112.97            --                 --            --       13.53%
      Highest contract charge 1.20% Service Class 2   $112.05            --                 --            --       13.18%
      All contract charges                                 --            67           $  7,525          0.50%         --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
FIDELITY(R) VIP MID CAP PORTFOLIO (CONTINUED)
2011  Lowest contract charge 0.90% Service Class 2    $ 99.51           --                  --            --       (11.65)%
      Highest contract charge 1.20% Service Class 2   $ 99.00           --                  --            --       (11.91)%
      All contract charges                                 --           39             $ 3,930          0.03%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2015  Lowest contract charge 0.50% Service Shares     $158.12           --                  --            --        (9.97)%
      Highest contract charge 1.45% Service Shares    $130.20           --                  --            --       (10.84)%
      All contract charges                                 --          318             $43,663          0.12%          --
2014  Lowest contract charge 0.50% Service Shares     $175.64           --                  --            --        12.72%
      Highest contract charge 1.45% Service Shares    $146.03           --                  --            --        11.64%
      All contract charges                                 --          257             $39,498          0.95%          --
2013  Lowest contract charge 0.50% Service Shares     $155.82           --                  --            --        31.89%
      Highest contract charge 1.45% Service Shares    $130.80           --                  --            --        30.64%
      All contract charges                                 --          175             $24,067          0.75%          --
2012  Lowest contract charge 0.50% Service Shares     $118.14           --                  --            --        17.59%
      Highest contract charge 1.45% Service Shares    $100.12           --                  --            --        16.46%
      All contract charges                                 --          104             $10,957          1.38%          --
2011  Lowest contract charge 0.70% Service Shares     $ 86.38           --                  --            --       (11.80)%
      Highest contract charge 1.34% Service Shares    $ 86.03           --                  --            --       (12.14)%
      All contract charges                                 --           43             $ 3,873          1.38%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2015  Lowest contract charge 0.00% Series II(p)       $ 98.20           --                  --            --        (1.88)%
      Highest contract charge 1.20% Series II         $152.81           --                  --            --         0.60%
      All contract charges                                 --           78             $12,046          1.70%          --
2014  Lowest contract charge 0.50% Series II          $157.02           --                  --            --        11.97%
      Highest contract charge 1.20% Series II         $151.90           --                  --            --        11.18%
      All contract charges                                 --           46             $ 7,141          1.73%          --
2013  Lowest contract charge 0.50% Series II          $140.23           --                  --            --        30.11%
      Highest contract charge 1.20% Series II         $136.62           --                  --            --        29.19%
      All contract charges                                 --           25             $ 3,550          2.61%          --
2012  Lowest contract charge 0.50% Series II          $107.78           --                  --            --        17.78%
      Highest contract charge 1.20% Series II         $105.75           --                  --            --        16.94%
      All contract charges                                 --            7             $   724          2.26%          --
2011  Lowest contract charge 1.00% Series II(a)       $ 90.74           --                  --            --        (8.50)%
      Highest contract charge 1.20% Series II(a)      $ 90.43           --                  --            --        (8.63)%
      All contract charges                                 --            2             $   139          0.00%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
2015  Lowest contract charge 0.50% Series II          $148.76           --                  --            --        (2.23)%
      Highest contract charge 1.45% Series II         $121.58           --                  --            --        (3.17)%
      All contract charges                                 --          504             $71,364          3.41%          --
2014  Lowest contract charge 0.50% Series II          $152.16           --                  --            --        13.77%
      Highest contract charge 1.45% Series II         $125.56           --                  --            --        12.69%
      All contract charges                                 --          433             $63,183          1.51%          --
2013  Lowest contract charge 0.50% Series II          $133.74           --                  --            --         1.92%
      Highest contract charge 1.45% Series II         $111.42           --                  --            --         0.95%
      All contract charges                                 --          326             $42,220          3.92%          --
2012  Lowest contract charge 0.50% Series II          $131.22           --                  --            --        27.21%
      Highest contract charge 1.45% Series II         $110.37           --                  --            --        25.99%
      All contract charges                                 --          237             $30,273          0.52%          --
2011  Lowest contract charge 0.50% Series II          $103.15           --                  --            --        (7.20)%
      Highest contract charge 1.45% Series II         $ 87.60           --                  --            --       (11.03)%
      All contract charges                                 --          118             $12,045          4.79%          --
INVESCO V.I. HIGH YIELD FUND
2015  Lowest contract charge 0.50% Series II          $114.74           --                  --            --        (3.85)%
      Highest contract charge 1.45% Series II         $109.75           --                  --            --        (4.76)%
      All contract charges                                 --          255             $28,355          5.55%          --
2014  Lowest contract charge 0.50% Series II          $119.34           --                  --            --         1.08%
      Highest contract charge 1.45% Series II(b)      $115.24           --                  --            --         0.10%
      All contract charges                                 --          209             $24,316          4.77%          --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
INVESCO V.I. HIGH YIELD FUND (CONTINUED)
2013  Lowest contract charge 0.50% Series II       $118.07           --                  --            --         6.24%
      Highest contract charge 1.34% Series II      $115.46           --                  --            --         5.34%
      All contract charges                              --          167             $19,329          5.32%          --
2012  Lowest contract charge 0.50% Series II       $111.14           --                  --            --        16.38%
      Highest contract charge 1.34% Series II      $109.61           --                  --            --        15.39%
      All contract charges                              --          115             $12,652          6.78%          --
2011  Lowest contract charge 0.70% Series II(b)    $ 95.38           --                  --            --        (4.60)%
      Highest contract charge 1.34% Series II(b)   $ 94.99           --                  --            --        (4.97)%
      All contract charges                              --           28             $ 2,717          0.00%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
2015  Lowest contract charge 0.50% Series II       $133.11           --                  --            --        (3.10)%
      Highest contract charge 1.45% Series II      $109.11           --                  --            --        (4.03)%
      All contract charges                              --          450             $53,287          1.37%          --
2014  Lowest contract charge 0.50% Series II       $137.37           --                  --            --        (0.41)%
      Highest contract charge 1.45% Series II      $113.69           --                  --            --        (1.36)%
      All contract charges                              --          350             $42,920          1.50%          --
2013  Lowest contract charge 0.50% Series II       $137.93           --                  --            --        18.12%
      Highest contract charge 1.45% Series II      $115.26           --                  --            --        17.00%
      All contract charges                              --          256             $31,602          1.12%          --
2012  Lowest contract charge 0.50% Series II       $116.77           --                  --            --        14.68%
      Highest contract charge 1.45% Series II      $ 98.51           --                  --            --        13.57%
      All contract charges                              --          185             $19,463          1.50%          --
2011  Lowest contract charge 0.70% Series II       $ 87.16           --                  --            --       (10.41)%
      Highest contract charge 1.34% Series II      $ 86.80           --                  --            --       (10.76)%
      All contract charges                              --           89             $ 8,406          0.59%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
2015  Lowest contract charge 0.50% Series II       $135.37           --                  --            --        (4.76)%
      Highest contract charge 1.45% Series II      $113.79           --                  --            --        (5.67)%
      All contract charges                              --          107             $14,794          0.11%          --
2014  Lowest contract charge 0.50% Series II       $142.13           --                  --            --         3.65%
      Highest contract charge 1.45% Series II(b)   $120.63           --                  --            --         2.66%
      All contract charges                              --           99             $14,583          0.00%          --
2013  Lowest contract charge 0.50% Series II       $137.13           --                  --            --        27.82%
      Highest contract charge 1.34% Series II      $146.29           --                  --            --        26.75%
      All contract charges                              --           93             $13,303          0.54%          --
2012  Lowest contract charge 0.50% Series II       $117.72           --                  --            --        10.06%
      Highest contract charge 1.34% Series II      $115.42           --                  --            --         9.13%
      All contract charges                              --           85             $ 9,766          0.00%          --
2011  Lowest contract charge 0.50% Series II       $106.96           --                  --            --        (6.97)%
      Highest contract charge 1.34% Series II      $105.76           --                  --            --        (7.75)%
      All contract charges                              --           67             $ 7,017          0.11%          --
INVESCO V.I. SMALL CAP EQUITY FUND
2015  Lowest contract charge 0.50% Series II       $157.96           --                  --            --        (6.21)%
      Highest contract charge 1.34% Series II      $172.50           --                  --            --        (7.00)%
      All contract charges                              --           52             $ 8,732          0.00%          --
2014  Lowest contract charge 0.50% Series II       $168.42           --                  --            --         1.57%
      Highest contract charge 1.34% Series II      $185.49           --                  --            --         0.72%
      All contract charges                              --           44             $ 7,886          0.00%          --
2013  Lowest contract charge 0.70% Series II       $188.18           --                  --            --        36.13%
      Highest contract charge 1.34% Series II      $184.17           --                  --            --        35.24%
      All contract charges                              --           43             $ 7,508          0.00%          --
2012  Lowest contract charge 0.70% Series II       $138.24           --                  --            --        12.86%
      Highest contract charge 1.34% Series II      $136.18           --                  --            --        12.14%
      All contract charges                              --           35             $ 4,643          0.00%          --
2011  Lowest contract charge 0.70% Series II       $122.49           --                  --            --        (1.68)%
      Highest contract charge 1.34% Series II      $121.44           --                  --            --        (2.31)%
      All contract charges                              --           33             $ 3,749          0.00%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
IVY FUNDS VIP ENERGY
2015  Lowest contract charge 0.40% Common Shares       $ 88.18            --                 --            --       (22.46)%
      Highest contract charge 1.45% Common Shares      $ 73.88            --                 --            --       (23.27)%
      All contract charges                                  --           416           $ 39,275          0.06%          --
2014  Lowest contract charge 0.40% Common Shares(d)    $113.72            --                 --            --       (10.92)%
      Highest contract charge 1.45% Common Shares      $ 96.29            --                 --            --       (11.86)%
      All contract charges                                  --           331           $ 40,891          0.00%          --
2013  Lowest contract charge 0.50% Common Shares       $132.33            --                 --            --        27.12%
      Highest contract charge 1.45% Common Shares      $109.25            --                 --            --        25.91%
      All contract charges                                  --           240           $ 33,769          0.00%          --
2012  Lowest contract charge 0.50% Common Shares       $104.10            --                 --            --         0.86%
      Highest contract charge 1.45% Common Shares      $ 86.77            --                 --            --        (0.10)%
      All contract charges                                  --           195           $ 21,721          0.00%          --
2011  Lowest contract charge 0.50% Common Shares       $103.21            --                 --            --        (9.53)%
      Highest contract charge 1.45% Common Shares      $ 86.86            --                 --            --       (12.04)%
      All contract charges                                  --           143           $ 16,122          0.00%          --
IVY FUNDS VIP HIGH INCOME
2015  Lowest contract charge 0.50% Common Shares       $136.58            --                 --            --        (6.97)%
      Highest contract charge 1.45% Common Shares      $115.74            --                 --            --        (7.86)%
      All contract charges                                  --         1,240           $162,881          6.09%          --
2014  Lowest contract charge 0.50% Common Shares       $146.81            --                 --            --         1.40%
      Highest contract charge 1.45% Common Shares      $125.61            --                 --            --         0.42%
      All contract charges                                  --         1,158           $164,863          4.70%          --
2013  Lowest contract charge 0.50% Common Shares       $144.79            --                 --            --         9.95%
      Highest contract charge 1.45% Common Shares      $125.08            --                 --            --         8.90%
      All contract charges                                  --           949           $134,006          4.77%          --
2012  Lowest contract charge 0.50% Common Shares       $131.69            --                 --            --        18.04%
      Highest contract charge 1.45% Common Shares      $114.86            --                 --            --        16.92%
      All contract charges                                  --           683           $ 88,396          5.63%          --
2011  Lowest contract charge 0.50% Common Shares       $111.56            --                 --            --         4.73%
      Highest contract charge 1.34% Common Shares      $110.31            --                 --            --         3.85%
      All contract charges                                  --           301           $ 33,347          6.59%          --
IVY FUNDS VIP MID CAP GROWTH
2015  Lowest contract charge 0.50% Common Shares       $132.54            --                 --            --        (6.25)%
      Highest contract charge 1.45% Common Shares      $126.77            --                 --            --        (7.15)%
      All contract charges                                  --           693           $ 88,707          0.00%          --
2014  Lowest contract charge 0.50% Common Shares       $141.38            --                 --            --         7.33%
      Highest contract charge 1.45% Common Shares      $136.53            --                 --            --         6.31%
      All contract charges                                  --           579           $ 79,597          0.00%          --
2013  Lowest contract charge 0.50% Common Shares       $131.72            --                 --            --        29.29%
      Highest contract charge 1.45% Common Shares      $128.43            --                 --            --        28.06%
      All contract charges                                  --           490           $ 63,271          0.00%          --
2012  Lowest contract charge 0.50% Common Shares       $101.88            --                 --            --        12.99%
      Highest contract charge 1.45% Common Shares      $100.29            --                 --            --        11.91%
      All contract charges                                  --           273           $ 27,513          0.00%          --
2011  Lowest contract charge 0.70% Common Shares(b)    $ 90.05            --                 --            --        (7.12)%
      Highest contract charge 1.34% Common Shares(b)   $ 89.68            --                 --            --        (7.48)%
      All contract charges                                  --            64           $  5,792          0.00%          --
IVY FUNDS VIP SMALL CAP GROWTH
2015  Lowest contract charge 0.50% Common Shares       $153.92            --                 --            --         1.37%
      Highest contract charge 1.45% Common Shares      $116.35            --                 --            --         0.41%
      All contract charges                                  --           158           $ 19,869          0.00%          --
2014  Lowest contract charge 0.50% Common Shares       $151.84            --                 --            --         1.09%
      Highest contract charge 1.45% Common Shares(b)   $115.88            --                 --            --         0.12%
      All contract charges                                  --            83           $ 10,910          0.00%          --
2013  Lowest contract charge 0.50% Common Shares       $150.20            --                 --            --        42.64%
      Highest contract charge 1.34% Common Shares      $116.08            --                 --            --        41.44%
      All contract charges                                  --            79           $ 10,227          0.00%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
IVY FUNDS VIP SMALL CAP GROWTH (CONTINUED)
2012  Lowest contract charge 0.50% Common Shares       $ 83.22            --                 --            --         4.64%
      Highest contract charge 1.45% Common Shares      $ 81.92            --                 --            --         3.64%
      All contract charges                                  --            60           $  5,527          0.00%          --
2011  Lowest contract charge 0.50% Common Shares       $ 79.53            --                 --            --       (16.05)%
      Highest contract charge 1.34% Common Shares      $ 79.10            --                 --            --       (16.49)%
      All contract charges                                  --            32           $  2,757          0.35%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2015  Lowest contract charge 0.50% Service Shares      $ 83.53            --                 --            --       (20.46)%
      Highest contract charge 1.45% Service Shares     $ 71.17            --                 --            --       (21.21)%
      All contract charges                                  --         1,581           $126,865          1.21%          --
2014  Lowest contract charge 0.50% Service Shares      $105.01            --                 --            --        (5.11)%
      Highest contract charge 1.45% Service Shares     $ 90.34            --                 --            --        (6.02)%
      All contract charges                                  --         1,299           $132,088          1.81%          --
2013  Lowest contract charge 0.50% Service Shares      $110.67            --                 --            --        (1.73)%
      Highest contract charge 1.45% Service Shares     $ 96.13            --                 --            --        (2.67)%
      All contract charges                                  --         1,075           $116,148          1.54%          --
2012  Lowest contract charge 0.50% Service Shares      $112.62            --                 --            --        21.44%
      Highest contract charge 1.45% Service Shares     $ 98.77            --                 --            --        20.28%
      All contract charges                                  --           827           $ 91,646          1.97%          --
2011  Lowest contract charge 0.50% Service Shares      $ 92.74            --                 --            --       (18.44)%
      Highest contract charge 1.45% Service Shares     $ 82.12            --                 --            --       (15.20)%
      All contract charges                                  --           499           $ 45,930          2.84%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2015  Lowest contract charge 0.00% Service Class(p)    $ 97.71            --                 --            --        (1.74)%
      Highest contract charge 1.45% Service Class      $136.90            --                 --            --         4.78%
      All contract charges                                  --         1,439           $230,009          1.83%          --
2014  Lowest contract charge 0.50% Service Class       $153.41            --                 --            --         0.63%
      Highest contract charge 1.45% Service Class      $130.66            --                 --            --        (0.33)%
      All contract charges                                  --         1,100           $167,974          1.88%          --
2013  Lowest contract charge 0.50% Service Class       $152.45            --                 --            --        26.99%
      Highest contract charge 1.45% Service Class      $131.09            --                 --            --        25.78%
      All contract charges                                  --           817           $125,058          1.45%          --
2012  Lowest contract charge 0.50% Service Class       $120.05            --                 --            --        15.36%
      Highest contract charge 1.45% Service Class      $104.22            --                 --            --        14.25%
      All contract charges                                  --           507           $ 61,848          1.50%          --
2011  Lowest contract charge 0.70% Service Class       $108.65            --                 --            --        (2.46)%
      Highest contract charge 1.34% Service Class      $107.72            --                 --            --        (3.09)%
      All contract charges                                  --           281           $ 29,846          1.30%          --
MFS(R) INVESTORS TRUST SERIES
2015  Lowest contract charge 0.50% Service Class       $168.77            --                 --            --        (0.55)%
      Highest contract charge 1.34% Service Class      $181.52            --                 --            --        (1.39)%
      All contract charges                                  --            68           $ 12,058          0.68%          --
2014  Lowest contract charge 0.50% Service Class       $169.70            --                 --            --        10.16%
      Highest contract charge 1.34% Service Class      $184.08            --                 --            --         9.23%
      All contract charges                                  --            68           $ 12,152          0.78%          --
2013  Lowest contract charge 0.90% Service Class       $171.04            --                 --            --        30.55%
      Highest contract charge 1.34% Service Class      $168.53            --                 --            --        29.98%
      All contract charges                                  --            66           $ 10,673          0.97%          --
2012  Lowest contract charge 0.90% Service Class       $131.01            --                 --            --        17.76%
      Highest contract charge 1.34% Service Class      $129.66            --                 --            --        17.23%
      All contract charges                                  --            50           $  6,232          0.82%          --
2011  Lowest contract charge 0.90% Service Class       $111.25            --                 --            --        (3.29)%
      Highest contract charge 1.34% Service Class      $110.60            --                 --            --        (3.72)%
      All contract charges                                  --            32           $  3,388          0.82%          --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(N)
2015  Lowest contract charge 0.50% Service Class(m)    $196.01            --                 --            --        (2.00)%
      Highest contract charge 1.34% Service Class(m)   $187.35            --                 --            --        (2.64)%
      All contract charges                                  --            55           $ 10,568          0.46%          --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
MFS(R) TECHNOLOGY PORTFOLIO
2015  Lowest contract charge 0.50% Service Class      $221.00            --                 --            --         9.98%
      Highest contract charge 1.45% Service Class     $163.86            --                 --            --         8.93%
      All contract charges                                 --           269           $ 57,341          0.00%          --
2014  Lowest contract charge 0.50% Service Class      $200.94            --                 --            --         9.85%
      Highest contract charge 1.45% Service Class     $150.43            --                 --            --         8.80%
      All contract charges                                 --           206           $ 40,388          0.00%          --
2013  Lowest contract charge 0.50% Service Class      $182.92            --                 --            --        34.05%
      Highest contract charge 1.45% Service Class     $138.26            --                 --            --        32.76%
      All contract charges                                 --           170           $ 30,430          0.00%          --
2012  Lowest contract charge 0.50% Service Class      $136.46            --                 --            --        13.69%
      Highest contract charge 1.45% Service Class     $104.14            --                 --            --        12.61%
      All contract charges                                 --           137           $ 18,531          0.00%          --
2011  Lowest contract charge 0.50% Service Class      $120.03            --                 --            --         0.55%
      Highest contract charge 1.45% Service Class     $ 92.48            --                 --            --        (3.74)%
      All contract charges                                 --            80           $  9,624          0.00%          --
MFS(R) UTILITIES SERIES
2015  Lowest contract charge 0.40% Service Class      $118.57            --                 --            --       (15.09)%
      Highest contract charge 1.45% Service Class     $116.80            --                 --            --       (16.00)%
      All contract charges                                 --           598           $ 86,414          4.03%          --
2014  Lowest contract charge 0.40% Service Class      $139.65            --                 --            --        12.02%
      Highest contract charge 1.45% Service Class     $139.04            --                 --            --        10.84%
      All contract charges                                 --           577           $ 99,267          2.00%          --
2013  Lowest contract charge 0.40% Service Class      $124.67            --                 --            --        19.74%
      Highest contract charge 1.45% Service Class     $125.44            --                 --            --        18.46%
      All contract charges                                 --           429           $ 66,413          2.24%          --
2012  Lowest contract charge 0.40% Service Class(d)   $104.12            --                 --            --         3.92%
      Highest contract charge 1.45% Service Class     $105.89            --                 --            --        11.57%
      All contract charges                                 --           316           $ 41,304          6.82%          --
2011  Lowest contract charge 0.50% Service Class      $117.74            --                 --            --         5.98%
      Highest contract charge 1.45% Service Class     $ 94.91            --                 --            --        (3.94)%
      All contract charges                                 --           175           $ 20,340          3.47%          --
MULTIMANAGER AGGRESSIVE EQUITY
2015  Lowest contract charge 0.70% Class A            $133.96            --                 --            --         3.26%
      Highest contract charge 1.45% Class A           $112.97            --                 --            --         2.48%
      All contract charges                                 --         4,332           $573,539          0.16%          --
2014  Lowest contract charge 0.70% Class A            $129.73            --                 --            --         9.89%
      Highest contract charge 1.45% Class A           $110.24            --                 --            --         9.06%
      All contract charges                                 --         4,724           $606,822          0.10%          --
2013  Lowest contract charge 0.70% Class A            $118.05            --                 --            --        36.24%
      Highest contract charge 1.45% Class A           $101.08            --                 --            --        35.21%
      All contract charges                                 --         5,230           $612,296          0.11%          --
2012  Lowest contract charge 0.50% Class A            $106.13            --                 --            --        13.64%
      Highest contract charge 1.45% Class A           $ 74.76            --                 --            --        12.56%
      All contract charges                                 --         5,853           $503,519          0.23%          --
2011  Lowest contract charge 0.50% Class A            $ 93.39            --                 --            --        (6.52)%
      Highest contract charge 1.45% Class A           $ 66.42            --                 --            --        (7.42)%
      All contract charges                                 --         6,544           $497,562          0.15%          --
MULTIMANAGER AGGRESSIVE EQUITY
2015  Lowest contract charge 0.50% Class B            $123.67            --                 --            --         3.46%
      Highest contract charge 1.30% Class B           $151.43            --                 --            --         2.65%
      All contract charges                                 --           203           $ 24,139          0.16%          --
2014  Lowest contract charge 0.50% Class B            $119.53            --                 --            --        10.12%
      Highest contract charge 1.30% Class B           $147.52            --                 --            --         9.24%
      All contract charges                                 --           222           $ 25,616          0.10%          --
2013  Lowest contract charge 0.50% Class B            $108.55            --                 --            --        36.46%
      Highest contract charge 1.30% Class B           $135.04            --                 --            --        35.38%
      All contract charges                                 --           248           $ 26,270          0.11%          --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2012  Lowest contract charge 0.50% Class B      $ 79.55           --                  --            --        13.64%
      Highest contract charge 1.30% Class B     $ 99.75           --                  --            --        12.74%
      All contract charges                           --          268            $ 20,873          0.23%          --
2011  Lowest contract charge 0.50% Class B      $ 70.00           --                  --            --        (6.75)%
      Highest contract charge 1.30% Class B     $ 88.48           --                  --            --        (7.49)%
      All contract charges                           --          303            $ 20,908          0.15%          --
MULTIMANAGER CORE BOND
2015  Lowest contract charge 0.40% Class B      $101.82           --                  --            --        (0.26)%
      Highest contract charge 1.45% Class B     $142.26           --                  --            --        (1.32)%
      All contract charges                           --          833            $120,425          1.92%          --
2014  Lowest contract charge 0.40% Class B      $102.09           --                  --            --         3.33%
      Highest contract charge 1.45% Class B     $144.17           --                  --            --         2.24%
      All contract charges                           --          877            $128,120          2.06%          --
2013  Lowest contract charge 0.40% Class B      $ 98.80           --                  --            --        (2.75)%
      Highest contract charge 1.45% Class B     $141.01           --                  --            --        (3.77)%
      All contract charges                           --          946            $134,945          1.53%          --
2012  Lowest contract charge 0.40% Class B(d)   $101.59           --                  --            --         1.52%
      Highest contract charge 1.45% Class B     $146.53           --                  --            --         3.94%
      All contract charges                           --          985            $145,634          2.08%          --
2011  Lowest contract charge 0.50% Class B      $155.17           --                  --            --         5.28%
      Highest contract charge 1.45% Class B     $140.97           --                  --            --         4.28%
      All contract charges                           --          844            $120,045          2.57%          --
MULTIMANAGER MID CAP GROWTH
2015  Lowest contract charge 0.50% Class B      $190.66           --                  --            --        (2.01)%
      Highest contract charge 1.45% Class B     $166.69           --                  --            --        (2.95)%
      All contract charges                           --          426            $ 72,928          0.00%          --
2014  Lowest contract charge 0.50% Class B      $194.58           --                  --            --         4.34%
      Highest contract charge 1.45% Class B     $171.76           --                  --            --         3.35%
      All contract charges                           --          445            $ 78,682          0.00%          --
2013  Lowest contract charge 0.70% Class B      $182.04           --                  --            --        39.20%
      Highest contract charge 1.45% Class B     $166.20           --                  --            --        38.13%
      All contract charges                           --          489            $ 83,389          0.00%          --
2012  Lowest contract charge 0.70% Class B      $130.78           --                  --            --        14.64%
      Highest contract charge 1.45% Class B     $120.32           --                  --            --        13.78%
      All contract charges                           --          511            $ 62,998          0.00%          --
2011  Lowest contract charge 0.70% Class B      $114.08           --                  --            --        (8.53)%
      Highest contract charge 1.45% Class B     $105.75           --                  --            --        (9.22)%
      All contract charges                           --          573            $ 61,816          0.00%          --
MULTIMANAGER MID CAP VALUE
2015  Lowest contract charge 0.40% Class B      $141.60           --                  --            --        (5.93)%
      Highest contract charge 1.45% Class B     $188.42           --                  --            --        (6.92)%
      All contract charges                           --          281            $ 53,666          0.67%          --
2014  Lowest contract charge 0.40% Class B(d)   $150.53           --                  --            --         4.92%
      Highest contract charge 1.45% Class B     $202.43           --                  --            --         3.82%
      All contract charges                           --          314            $ 64,158          0.43%          --
2013  Lowest contract charge 0.50% Class B      $218.80           --                  --            --        34.92%
      Highest contract charge 1.45% Class B     $194.99           --                  --            --        33.63%
      All contract charges                           --          355            $ 69,948          0.36%          --
2012  Lowest contract charge 0.50% Class B      $162.17           --                  --            --        14.24%
      Highest contract charge 1.45% Class B     $145.92           --                  --            --        13.14%
      All contract charges                           --          386            $ 56,917          0.36%          --
2011  Lowest contract charge 0.50% Class B      $141.96           --                  --            --       (13.77)%
      Highest contract charge 1.45% Class B     $128.97           --                  --            --       (14.58)%
      All contract charges                           --          440            $ 57,115          0.02%          --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER TECHNOLOGY
2015  Lowest contract charge 0.50% Class B            $217.98           --                  --             --        5.76%
      Highest contract charge 1.45% Class B           $190.58           --                  --             --        4.75%
      All contract charges                                 --          763            $148,717           0.00%         --
2014  Lowest contract charge 0.50% Class B            $206.11           --                  --             --       12.98%
      Highest contract charge 1.45% Class B           $181.93           --                  --             --       11.90%
      All contract charges                                 --          799            $148,438           0.00%         --
2013  Lowest contract charge 0.50% Class B            $182.43           --                  --             --       34.91%
      Highest contract charge 1.45% Class B           $162.58           --                  --             --       33.62%
      All contract charges                                 --          829            $137,447           0.00%         --
2012  Lowest contract charge 0.50% Class B            $135.22           --                  --             --       12.86%
      Highest contract charge 1.45% Class B           $121.67           --                  --             --       11.78%
      All contract charges                                 --          919            $113,684           0.00%         --
2011  Lowest contract charge 0.50% Class B            $119.81           --                  --             --       (5.30)%
      Highest contract charge 1.45% Class B           $108.85           --                  --             --       (6.20)%
      All contract charges                                 --          978            $108,102           0.00%         --
OPPENHEIMER MAIN STREET FUND(R)/VA
2015  Lowest contract charge 0.50% Service Class      $181.37           --                  --             --        2.59%
      Highest contract charge 1.20% Service Class     $174.23           --                  --             --        1.87%
      All contract charges                                 --           15            $  2,773           0.65%         --
2014  Lowest contract charge 0.50% Service Class      $176.79           --                  --             --        9.85%
      Highest contract charge 1.20% Service Class     $171.03           --                  --             --        9.08%
      All contract charges                                 --           12            $  2,046           0.55%         --
2013  Lowest contract charge 0.50% Service Class      $160.94           --                  --             --       30.78%
      Highest contract charge 1.20% Service Class     $156.80           --                  --             --       29.87%
      All contract charges                                 --            7            $  1,126           0.86%         --
2012  Lowest contract charge 0.50% Service Class      $123.06           --                  --             --       16.02%
      Highest contract charge 1.20% Service Class     $120.74           --                  --             --       15.20%
      All contract charges                                 --            4            $    521           0.60%         --
2011  Lowest contract charge 0.50% Service Class      $106.07           --                  --             --       (0.80)%
      Highest contract charge 1.20% Service Class     $104.81           --                  --             --       (1.50)%
      All contract charges                                 --            2            $    187           0.41%         --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2015  Lowest contract charge 0.00% Advisor Class(p)   $ 75.98           --                  --             --      (23.02)%
      Highest contract charge 1.20% Advisor Class     $ 58.06           --                  --             --      (26.55)%
      All contract charges                                 --           89            $  5,188           4.14%         --
2014  Lowest contract charge 0.50% Advisor Class      $ 81.72           --                  --             --      (19.15)%
      Highest contract charge 1.20% Advisor Class     $ 79.05           --                  --             --      (19.72)%
      All contract charges                                 --           68            $  5,384           0.27%         --
2013  Lowest contract charge 0.50% Advisor Class      $101.07           --                  --             --      (15.14)%
      Highest contract charge 1.20% Advisor Class     $ 98.47           --                  --             --      (15.74)%
      All contract charges                                 --           48            $  4,781           1.55%         --
2012  Lowest contract charge 0.50% Advisor Class      $119.10           --                  --             --        4.59%
      Highest contract charge 1.20% Advisor Class     $116.86           --                  --             --        3.86%
      All contract charges                                 --           31            $  3,633           2.52%         --
2011  Lowest contract charge 0.50% Advisor Class      $113.87           --                  --             --       (8.01)%
      Highest contract charge 1.20% Advisor Class     $112.52           --                  --             --       (8.65)%
      All contract charges                                 --           16            $  1,926          14.41%         --
TARGET 2015 ALLOCATION
2015  Lowest contract charge 0.50% Class B            $127.97           --                  --             --       (2.40)%
      Highest contract charge 1.34% Class B           $118.25           --                  --             --       (3.22)%
      All contract charges                                 --          194            $ 22,954           1.16%         --
2014  Lowest contract charge 0.50% Class B            $131.12           --                  --             --        2.45%
      Highest contract charge 1.34% Class B           $122.19           --                  --             --        1.58%
      All contract charges                                 --          204            $ 24,803           1.19%         --
2013  Lowest contract charge 0.50% Class B            $127.99           --                  --             --       13.50%
      Highest contract charge 1.35% Class B           $120.20           --                  --             --       12.53%
      All contract charges                                 --          211            $ 25,198           1.39%         --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
TARGET 2015 ALLOCATION (CONTINUED)
2012  Lowest contract charge 0.50% Class B      $112.77           --                  --            --       10.31%
      Highest contract charge 1.35% Class B     $106.82           --                  --            --        9.37%
      All contract charges                           --          208             $22,217          1.35%         --
2011  Lowest contract charge 0.50% Class B      $102.23           --                  --            --       (3.30)%
      Highest contract charge 1.35% Class B     $ 97.67           --                  --            --       (4.13)%
      All contract charges                           --          217             $21,215          1.57%         --
TARGET 2025 ALLOCATION
2015  Lowest contract charge 0.40% Class B(d)   $124.12           --                  --            --       (2.44)%
      Highest contract charge 1.45% Class B     $121.29           --                  --            --       (3.46)%
      All contract charges                           --          437             $53,745          1.28%         --
2014  Lowest contract charge 0.50% Class B      $136.08           --                  --            --        3.51%
      Highest contract charge 1.45% Class B     $125.64           --                  --            --        2.52%
      All contract charges                           --          405             $51,648          1.31%         --
2013  Lowest contract charge 0.50% Class B      $131.46           --                  --            --       18.51%
      Highest contract charge 1.45% Class B     $122.55           --                  --            --       17.37%
      All contract charges                           --          367             $45,631          1.35%         --
2012  Lowest contract charge 0.50% Class B      $110.93           --                  --            --       12.28%
      Highest contract charge 1.45% Class B     $104.41           --                  --            --       11.22%
      All contract charges                           --          333             $34,948          1.44%         --
2011  Lowest contract charge 0.50% Class B      $ 98.80           --                  --            --       (4.38)%
      Highest contract charge 1.45% Class B     $ 93.88           --                  --            --       (5.30)%
      All contract charges                           --          306             $28,988          1.45%         --
TARGET 2035 ALLOCATION
2015  Lowest contract charge 0.40% Class B      $128.32           --                  --            --       (2.42)%
      Highest contract charge 1.45% Class B     $123.82           --                  --            --       (3.45)%
      All contract charges                           --          411             $51,693          1.33%         --
2014  Lowest contract charge 0.40% Class B(d)   $131.50           --                  --            --        4.07%
      Highest contract charge 1.45% Class B     $128.25           --                  --            --        2.97%
      All contract charges                           --          370             $47,918          1.35%         --
2013  Lowest contract charge 0.50% Class B      $133.60           --                  --            --       21.64%
      Highest contract charge 1.45% Class B     $124.55           --                  --            --       20.49%
      All contract charges                           --          333             $41,685          1.35%         --
2012  Lowest contract charge 0.50% Class B      $109.83           --                  --            --       13.54%
      Highest contract charge 1.45% Class B     $103.37           --                  --            --       12.46%
      All contract charges                           --          295             $30,826          1.51%         --
2011  Lowest contract charge 0.70% Class B      $ 95.70           --                  --            --       (5.31)%
      Highest contract charge 1.45% Class B     $ 91.92           --                  --            --       (6.03)%
      All contract charges                           --          258             $23,880          1.44%         --
TARGET 2045 ALLOCATION
2015  Lowest contract charge 0.40% Class B      $131.97           --                  --            --       (2.71)%
      Highest contract charge 1.45% Class B     $124.52           --                  --            --       (3.64)%
      All contract charges                           --          340             $43,122          1.38%         --
2014  Lowest contract charge 0.40% Class B(d)   $135.64           --                  --            --        4.36%
      Highest contract charge 1.45% Class B     $129.23           --                  --            --        3.26%
      All contract charges                           --          287             $37,869          1.42%         --
2013  Lowest contract charge 0.70% Class B      $132.29           --                  --            --       24.34%
      Highest contract charge 1.45% Class B     $125.15           --                  --            --       23.41%
      All contract charges                           --          245             $30,986          1.35%         --
2012  Lowest contract charge 0.70% Class B      $106.39           --                  --            --       14.62%
      Highest contract charge 1.45% Class B     $101.41           --                  --            --       13.75%
      All contract charges                           --          213             $21,756          1.59%         --
2011  Lowest contract charge 0.70% Class B      $ 92.82           --                  --            --       (6.19)%
      Highest contract charge 1.45% Class B     $ 89.15           --                  --            --       (6.90)%
      All contract charges                           --          179             $16,081          1.35%         --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       --------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                       ---------- ----------------- ----------------- ------------- --------
TARGET 2055 ALLOCATION
2015  Lowest contract charge 0.50% Class B(o)           $ 91.95           --                  --            --        (6.99)%
      Highest contract charge 1.34% Class B(o)          $ 91.46           --                  --            --        (7.46)%
      All contract charges                                   --            6             $   538          3.16%          --
TEMPLETON GLOBAL BOND VIP FUND
2015  Lowest contract charge 0.50% Class 2              $115.46           --                  --            --        (4.78)%
      Highest contract charge 1.20% Class 2             $110.91           --                  --            --        (5.45)%
      All contract charges                                   --          427             $47,351          7.80%          --
2014  Lowest contract charge 0.50% Class 2              $121.26           --                  --            --         1.33%
      Highest contract charge 1.20% Class 2             $117.30           --                  --            --         0.61%
      All contract charges                                   --          328             $38,426          4.98%          --
2013  Lowest contract charge 0.50% Class 2              $119.67           --                  --            --         1.12%
      Highest contract charge 1.20% Class 2             $116.59           --                  --            --         0.40%
      All contract charges                                   --          232             $27,077          4.73%          --
2012  Lowest contract charge 0.50% Class 2              $118.35           --                  --            --        14.49%
      Highest contract charge 1.20% Class 2             $116.12           --                  --            --        13.69%
      All contract charges                                   --          135             $15,647          6.09%          --
2011  Lowest contract charge 0.70% Class 2              $103.02           --                  --            --        (1.56)%
      Highest contract charge 1.20% Class 2             $102.14           --                  --            --        (2.06)%
      All contract charges                                   --           65             $ 6,603          5.27%          --
VAN ECK VIP GLOBAL HARD ASSETS FUND
2015  Lowest contract charge 0.50% Class S Shares       $ 49.76           --                  --            --       (33.96)%
      Highest contract charge 1.45% Class S Shares      $ 47.59           --                  --            --       (34.59)%
      All contract charges                                   --          318             $15,253          0.03%          --
2014  Lowest contract charge 0.50% Class S Shares       $ 75.35           --                  --            --       (19.75)%
      Highest contract charge 1.45% Class S Shares(b)   $ 72.76           --                  --            --       (20.52)%
      All contract charges                                   --          249             $18,317          0.00%          --
2013  Lowest contract charge 0.50% Class S Shares       $ 93.89           --                  --            --         9.75%
      Highest contract charge 1.34% Class S Shares      $ 91.81           --                  --            --         8.82%
      All contract charges                                   --          202             $18,656          0.46%          --
2012  Lowest contract charge 0.50% Class S Shares       $ 85.55           --                  --            --         2.59%
      Highest contract charge 1.34% Class S Shares      $ 84.37           --                  --            --         1.72%
      All contract charges                                   --          164             $13,909          0.00%          --
2011  Lowest contract charge 0.50% Class S Shares(b)    $ 83.39           --                  --            --       (16.43)%
      Highest contract charge 1.34% Class S Shares(b)   $ 82.94           --                  --            --       (16.86)%
      All contract charges                                   --           76             $ 6,314          0.00%          --

   ----------
  (a)Units were made available on May 2, 2011.
  (b)Units were made available on May 20, 2011.
  (c)Units were made available on June 8, 2012.
  (d)Units were made available on August 17, 2012
  (e)Units were made available on May 20, 2013.
  (f)Units were made available on June 13, 2014.
  (g)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.
  (h)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.
  (i)EQ/Invesco Comstock replaced EQ/Davis New York Venture due to a fund merger on June 13, 2014.
  (j)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.
  (k)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.
  (l)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.
  (m)Units were made available on March 27, 2015.
  (n)MFS(R) Massachusetts Investors Growth Stock Series replaced MFS(R) Investors Growth Stock Portfolio due to a fund merger on March 27, 2015.
  (o)Units were made available on May 26, 2015.
  (p)Units were made available on June 19, 2015.

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2015

8. Financial Highlights (Concluded)

  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2015 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-143

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm......................................... F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2015 and 2014....................................... F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31, 2015, 2014 and 2013...... F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2015, 2014
   and 2013..................................................................................... F-4
  Consolidated Statements of Equity, Years Ended December 31, 2015, 2014 and 2013............... F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2015, 2014 and 2013........... F-6
  Notes to Consolidated Financial Statements
   Note 1 -- Organization....................................................................... F-8
   Note 2 -- Significant Accounting Policies.................................................... F-8
   Note 3 -- Investments........................................................................ F-21
   Note 4 -- Goodwill and Other Intangible Assets............................................... F-38
   Note 5 -- Closed Block....................................................................... F-39
   Note 6 -- Contractholder Bonus Interest Credits.............................................. F-40
   Note 7 -- Fair Value Disclosures............................................................. F-41
   Note 8 -- GMDB, GMIB, GIB, GWBL and Other Features and No Lapse Guarantee Features........... F-52
   Note 9 -- Reinsurance Agreements............................................................. F-56
   Note 10 -- Short-Term and Long-Term Debt..................................................... F-57
   Note 11 -- Related Party Transactions........................................................ F-58
   Note 12 -- Employee Benefit Plans............................................................ F-60
   Note 13 -- Share-Based and Other Compensation Programs....................................... F-64
   Note 14 -- Income Taxes...................................................................... F-70
   Note 15 -- Accumulated Other Comprehensive Income (Loss)..................................... F-72
   Note 16 -- Commitments and Contingent Liabilities............................................ F-73
   Note 17 -- Litigation........................................................................ F-74
   Note 18 -- Insurance Group Statutory Financial Information................................... F-76
   Note 19 -- Business Segment Information...................................................... F-77
   Note 20 -- Quarterly Results of Operations (Unaudited)....................................... F-77

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 18, 2016

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2015 AND 2014

                                                      2015       2014
                                                   ---------- ----------
                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $31,201 and 30,795)... $   31,893 $   33,034
  Mortgage loans on real estate (net of valuation
   allowances of $6 and $37)......................      7,171      6,463
  Policy loans....................................      3,393      3,408
  Other equity investments........................      1,477      1,757
  Trading securities, at fair value...............      6,805      5,143
  Other invested assets...........................      1,788      1,978
                                                   ---------- ----------
   Total investments..............................     52,527     51,783
Cash and cash equivalents.........................      3,028      2,716
Cash and securities segregated, at fair value.....        565        476
Broker-dealer related receivables.................      1,971      1,899
Securities purchased under agreements to resell...         79         --
Deferred policy acquisition costs.................      4,469      4,271
Goodwill and other intangible assets, net.........      3,733      3,762
Amounts due from reinsurers.......................      4,466      4,051
Loans to affiliates...............................      1,087      1,087
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................     10,570     10,711
Other assets......................................      4,634      4,190
Separate Accounts' assets.........................    107,497    111,059
                                                   ---------- ----------

TOTAL ASSETS...................................... $  194,626 $  196,005
                                                   ========== ==========

LIABILITIES
Policyholders' account balances................... $   33,033 $   31,848
Future policy benefits and other policyholders
  liabilities.....................................     24,531     23,484
Broker-dealer related payables....................        404        551
Securities sold under agreements to repurchase....      1,890        950
Customers related payables........................      1,715      1,501
Amounts due to reinsurers.........................        131         74
Short-term debt...................................        584        689
Current and deferred income taxes.................      4,647      4,785
Other liabilities.................................      2,586      2,939
Separate Accounts' liabilities....................    107,497    111,059
                                                   ---------- ----------
   Total liabilities..............................    177,018    177,880
                                                   ---------- ----------
Redeemable Noncontrolling Interest................ $       13 $       17
                                                   ---------- ----------

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      5,321      5,957
  Retained earnings...............................      8,958      8,809
  Accumulated other comprehensive income (loss)...        228        351
                                                   ---------- ----------
   Total AXA Equitable's equity...................     14,509     15,119
                                                   ---------- ----------
Noncontrolling interest...........................      3,086      2,989
                                                   ---------- ----------
   Total equity...................................     17,595     18,108
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  194,626 $  196,005
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                           2015      2014      2013
                                                         --------  --------  --------
                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income................................................ $  3,574  $  3,475  $  3,546
Premiums................................................      488       514       496
Net investment income (loss):
  Investment income (loss) from derivative instruments..      (81)    1,605    (2,866)
  Other investment income (loss)........................    2,057     2,210     2,237
                                                         --------  --------  --------
   Total net investment income (loss)...................    1,976     3,815      (629)
                                                         --------  --------  --------
Investment gains (losses), net:
  Total other-than-temporary impairment losses..........      (41)      (72)      (81)
  Portion of loss recognized in other comprehensive
   income (loss)........................................       --        --        15
                                                         --------  --------  --------
   Net impairment losses recognized.....................      (41)      (72)      (66)
  Other investment gains (losses), net..................       21        14       (33)
                                                         --------  --------  --------
     Total investment gains (losses), net...............      (20)      (58)      (99)
                                                         --------  --------  --------
Commissions, fees and other income......................    3,942     3,930     3,823
Increase (decrease) in the fair value of the
  reinsurance contract asset............................     (141)    3,964    (4,297)
                                                         --------  --------  --------
     Total revenues.....................................    9,819    15,640     2,840
                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................    2,799     3,708     1,691
Interest credited to policyholders' account balances....      978     1,186     1,373
Compensation and benefits...............................    1,783     1,739     1,743
Commissions.............................................    1,111     1,147     1,160
Distribution related payments...........................      394       413       423
Amortization of deferred sales commissions..............       49        42        41
Interest expense........................................       20        53        88
Amortization of deferred policy acquisition costs.......      284       215       580
Capitalization of deferred policy acquisition costs.....     (615)     (628)     (655)
Rent expense............................................      165       163       169
Amortization of other intangible assets.................       28        27        24
Other operating costs and expenses......................    1,173     1,460     1,512
                                                         --------  --------  --------
     Total benefits and other deductions................    8,169     9,525     8,149
                                                         --------  --------  --------
Earnings (loss) from operations, before income taxes....    1,650     6,115  $ (5,309)
Income tax (expense) benefit............................     (186)   (1,695)    2,073
                                                         --------  --------  --------

Net earnings (loss).....................................    1,464     4,420    (3,236)
  Less: net (earnings) loss attributable to the
   noncontrolling interest..............................     (403)     (387)     (337)
                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....... $  1,061  $  4,033  $ (3,573)
                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................... $   1,464  $   4,420  $  (3,236)
                                                   ---------  ---------  ---------

Other comprehensive income (loss) net of income
taxes:
   Foreign currency translation adjustment........       (25)       (21)       (12)
   Change in unrealized gains (losses), net of
     reclassification adjustment..................      (881)       969     (1,199)
   Changes in defined benefit plan related items
     not yet recognized in periodic benefit cost,
     net of reclassification adjustment...........        (4)       (23)       299
                                                   ---------  ---------  ---------
Total other comprehensive income (loss), net of
  income taxes....................................      (910)       925       (912)
                                                   ---------  ---------  ---------

Comprehensive income (loss).......................       554      5,345     (4,148)

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................      (388)      (358)      (345)
                                                   ---------  ---------  ---------

Comprehensive Income (Loss) Attributable to AXA
  Equitable....................................... $     166  $   4,987  $  (4,493)
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
  Common stock, at par value, beginning and end
   of year........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning of
   year...........................................     5,957      5,934      5,992
  Deferred tax on dividend of AB Units............       (35)       (26)        --
  Non cash capital contribution from AXA
   Financial (See Note 12)........................       137         --         --
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................      (772)        --         --
  Changes in capital in excess of par value.......        34         49        (58)
                                                   ---------  ---------  ---------
  Capital in excess of par value, end of year.....     5,321      5,957      5,934
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............     8,809      5,205      9,125
  Net earnings (loss).............................     1,061      4,033     (3,573)
  Stockholder dividends...........................      (912)      (429)      (347)
                                                   ---------  ---------  ---------
  Retained earnings, end of year..................     8,958      8,809      5,205
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year..............................       351       (603)       317
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................       772         --         --
  Other comprehensive income (loss)...............      (895)       954       (920)
                                                   ---------  ---------  ---------
  Accumulated other comprehensive income (loss),
   end of year....................................       228        351       (603)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR......    14,509     15,119     10,538
                                                   ---------  ---------  ---------

  Noncontrolling interest, beginning of year......     2,989      2,903      2,494
  Repurchase of AB Holding units..................      (154)       (62)       (76)
  Net earnings (loss) attributable to
   noncontrolling interest........................       403        387        337
  Dividends paid to noncontrolling interest.......      (414)      (401)      (306)
  Dividend of AB Units by AXA Equitable to AXA
   Financial......................................       145         48        113
  Other comprehensive income (loss) attributable
   to noncontrolling interest.....................       (15)       (29)         8
  Other changes in noncontrolling interest........       132        143        333
                                                   ---------  ---------  ---------

     Noncontrolling interest, end of year.........     3,086      2,989      2,903
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  17,595  $  18,108  $  13,441
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                            2015       2014       2013
                                                         ---------  ---------  ---------
                                                                  (IN MILLIONS)
Net earnings (loss)..................................... $   1,464  $   4,420  $  (3,236)
  Adjustments to reconcile net earnings (loss) to net
  cash provided by operating activities:
   Interest credited to policyholders' account
     balances...........................................       978      1,186      1,373
   Universal life and investment-type product policy
     fee income.........................................    (3,574)    (3,475)    (3,546)
   Net change in broker-dealer and customer related
     receivables/payables...............................       (38)      (525)      (740)
   (Income) loss related to derivative instruments......        81     (1,605)     2,866
   Change in reinsurance recoverable with affiliate.....      (581)      (128)      (176)
   Investment (gains) losses, net.......................        20         58         99
   Change in segregated cash and securities, net........       (89)       505        571
   Change in deferred policy acquisition costs..........      (331)      (413)       (74)
   Change in future policy benefits.....................       961      1,647       (384)
   Change in current and deferred income taxes..........       258      1,448     (1,754)
   Real estate related write-off charges................        --         25         56
   Change in accounts payable and accrued expenses......        38       (259)        33
   Change in the fair value of the reinsurance
     contract asset.....................................       141     (3,964)     4,297
   Contribution to pension plans........................        --         (6)        --
   Amortization of deferred compensation................       172        171        159
   Amortization of deferred sales commission............        49         42         41
   Amortization of reinsurance cost.....................        39        302        302
   Other depreciation and amortization..................       (18)        44        122
   Amortization of other intangibles....................        28         27         24
   Other, net...........................................       116       (117)       128
                                                         ---------  ---------  ---------

  Net cash provided by (used in) operating activities...      (286)      (617)       161
                                                         ---------  ---------  ---------

  Cash flows from investing activities:
   Maturities and repayments of fixed maturities and
     mortgage loans on real estate......................     3,996      2,975      3,691
   Sales of investments.................................     1,284      1,099      3,444
   Purchases of investments.............................    (6,145)    (6,751)    (6,057)
   Purchases of trading account securities..............   (12,501)    (7,014)    (3,794)
   Sales maturities and repayment of trading account
     securities.........................................    10,810      6,077      1,893
   Cash settlements related to derivative instruments...       529        999     (2,500)
   Purchase of business, net of cash acquired...........        --        (61)        --
   Change in short-term investments.....................      (363)        (5)        --
   Decrease in loans to affiliates......................        --         --          5
   Increase in loans to affiliates......................        --         --        (56)
   Investment in capitalized software, leasehold
     improvements and EDP equipment.....................       (71)       (83)       (67)
   Other, net...........................................        35         (9)        12
                                                         ---------  ---------  ---------

  Net cash provided by (used in) investing activities... $  (2,426) $  (2,773) $  (3,429)
                                                         ---------  ---------  ---------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                  (CONTINUED)

                                                      2015       2014       2013
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  4,821  $   5,034  $   5,469
   Withdrawals and transfers to Separate Accounts..     (880)    (1,075)    (1,188)
  Change in short-term financings..................       95        221        (55)
  Change in collateralized pledged liabilities.....     (270)       430       (663)
  Change in collateralized pledged assets..........       (2)       (12)       (18)
  Repayment of Loans from Affiliates...............       --       (825)      (500)
  Repayment of long term debt......................     (200)        --         --
  Shareholder dividends paid.......................     (767)      (382)      (234)
  Repurchase of AB Holding units...................     (214)       (90)      (113)
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (414)      (401)      (306)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................      939        950         --
  Change in securities sold under agreements to
   resale..........................................      (79)        --         --
  Other, net.......................................        5         (7)        --
                                                    --------  ---------  ---------

Net cash provided by (used in) financing
  activities.......................................    3,034      3,843      2,392
                                                    --------  ---------  ---------

Effect of exchange rate changes on cash and cash
  equivalents......................................      (10)       (20)        (3)
Change in cash and cash equivalents................      312        433       (879)
Cash and cash equivalents, beginning of year.......    2,716      2,283      3,162
                                                    --------  ---------  ---------

Cash and Cash Equivalents, End of Year............. $  3,028  $   2,716  $   2,283
                                                    ========  =========  =========

Supplemental cash flow information:
  Interest Paid.................................... $     19  $      72  $      91
                                                    ========  =========  =========
  Income Taxes (Refunded) Paid..................... $    (80) $     272  $    (214)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in financial protection.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently.

   Insurance

   The Insurance segment offers a variety of term, variable and universal life insurance products, variable and fixed-interest annuity products and investment products including mutual funds principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable and its indirect, wholly-owned insurance subsidiaries and AXA Equitable Funds Management Group ("AXA Equitable FMG").

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AB"). AB provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AB that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AB is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AB is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AB are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2015 and 2014, the Company's economic interest in AB was 28.6% and 32.2%, respectively. At December 31, 2015 and 2014, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 62.8% and 62.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AB; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2015", "2014" and "2013" refer to the years ended December 31, 2015, 2014 and 2013, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Accounting and Consolidation of VIE's

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. The Company evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AB earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2015, AB had significant variable interests in certain other structured products and hedge funds with approximately $28 million in client AUM. However, these VIEs do not require consolidation because management has determined that AB is not the primary beneficiary of the expected losses or expected residual returns of these entities. AB's maximum exposure to loss in these entities is limited to its investments of $200,000 in and prospective investment management fees earned from these entities.

   Adoption of New Accounting Pronouncements

   In June 2014, the Financial Accounting Standards Board ("FASB") issued new guidance for repurchase-to-maturity transactions, repurchase financings and added disclosure requirements, which aligns the accounting for repurchase-to-maturity transactions and repurchase financing arrangements with the accounting for other typical repurchase agreements. The new guidance also requires additional disclosures about repurchase agreements and similar transactions. The accounting changes and disclosure requirements were effective for interim or annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   The FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance was effective for annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2016, the FASB issued revised guidance to lease accounting. The revised guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all of their leases. Lessor accounting will continue to be similar to the current model, but updated to align with certain changes to the lessee model. Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. New guidance is effective prospectively for fiscal years (and interim periods within those years) beginning after December 15, 2017. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2015, the FASB issued new guidance related to disclosures for investments in certain entities that calculate net asset value ("NAV") per share (or its equivalent). Under the new guidance, investments measured at NAV, as a practical expedient for fair value, are excluded from the fair value hierarchy. Removing investments measured using the practical expedient from the fair value hierarchy is intended to eliminate the diversity in practice that currently exists with respect to the categorization of these investments. The only criterion for categorizing investments in the fair value hierarchy will be the observability of the inputs. The amendment is effective retrospectively for fiscal years (and interim periods within those years) beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In April 2015, the FASB issued new guidance, simplifying the presentation of debt issuance costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance is effective retrospectively for interim or annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to limited partnerships and similar entities, and ends the deferral granted to investment companies for applying the VIE guidance. The new standard is effective for annual periods, beginning after December 15, 2015, but may be early-adopted in any interim period. Management currently is evaluating the impacts this guidance may have on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance is effective for interim and annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York State Department of Financial Services, (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by AXA Equitable and certain subsidiaries on the lives of certain key employees and AXA Equitable and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2015 and 2014, the carrying value of COLI was $864 million and $803 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Investment income (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's Investments Under Surveillance ("IUS") Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2015 and 2014, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $72 million and $89 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   AXA Equitable FMG performs investment advisory and administrative services to investment companies, currently AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT"), 1290 Funds, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust ("Other AXA Trusts"). AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services. AXA Equitable FMG has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG. AXA Equitable FMG earns fees related to these services; the fees are calculated as a percentage of assets under management and are recorded in Commissions, fees and other income in the Consolidated statements of earnings (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the Consolidated statements of earnings (loss).

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In second quarter 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its Reversion to the Mean ("RTM") assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2015, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.65% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.65% net of product weighted average Separate Account fees) and 0.0% (-2.35% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2015, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with Guaranteed withdrawal benefit for life ("GWBL") and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.0% of life insurance liabilities and from 1.6% to 6.5% (weighted average of 5.1%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), AXA Equitable has access to collateralized borrowings. AXA Equitable may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require AXA Equitable to pledge qualified mortgage-backed assets and/or government securities as collateral. As entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLB stock, AXA Equitable has purchased FHLBNY stock of $31 million, as of December 31, 2015. At December 31, 2015, AXA Equitable had $500 million of outstanding funding agreements with the FHLBNY. These funding agreements were used for asset liability management purposes. For other instruments used for asset liability management purposes, see "Derivative and offsetting assets and liabilities" included in
   Note 3.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. These various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs ("DAC") will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. The GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the

   GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2015, participating policies, including those in the Closed Block, represent approximately 5.2% ($18,599 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of AXA Equitable. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of seven Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements. These Separate Accounts are combined on a line-by-line basis with the Company's General Account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the General Account.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Company does not bear the investment risk are reflected directly in Separate Accounts liabilities. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of earnings (loss). For 2015, 2014 and 2013, investment results of such Separate Accounts were gains (losses) of $1,148 million, $5,959 million and $19,022 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AB's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2015 was not impaired.

   AB's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2015. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AB's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AB's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AB ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AB Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Out of Period Adjustments

   In 2015, the Company recorded several out-of-period adjustments ("OOPA") in its financial statements These OOPAs resulted in understating the 2015 total revenues by $112 million, and understated total benefits and other deductions by $51 million. These OOPAs primarily related to errors in the models used to calculate the initial fee liability amortization, affiliated ceded reserves and deferred cost of reinsurance for certain of its variable and interest sensitive life ("VISL") products. In addition, the Company recorded an OOPA in 2015 related an error in the model used to calculate the deferred cost of reinsurance with an un-affiliated reinsurer related to the reinsurance of the Company's Disability Insurance ("DI") business. As a result of these OOPAs, the 2015 earnings (loss) from operations, before income tax was understated by $61 million, and the net earnings were understated by $40 million.

   In 2014, the Company recorded several OOPAs in its financial statements. The Company refined the models used to calculate the fair value of the GMIB reinsurance asset and the GMIB and GMDB liabilities. In addition, the Company recorded an OOPA related to an understatement of the dividend of AB Units by AXA Equitable to AXA Financial during the year ended December 31, 2013 and the related deferred tax liability for the excess of the fair value of the AB Unit dividend over the recorded value. The net impact of the corrections to AXA Equitable's shareholders' equity and Net earnings was a decrease of $1 million and an increase of $73 million, respectively.

   Management has evaluated the impact of all OOPAs both individually and in the aggregate and concluded they are not material to any previously reported quarterly or annual financial statements, or to the periods in which they were corrected.

   Assumption Updates and Refinements

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were updated based on emerging experience. This update increases expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreases the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, a decrease in the GMDB/GMIB reserves of $637 million and a decrease in the amortization of DAC of $17 million. In 2015, the after tax impacts of these assumption updates decreased Net earnings by approximately $60 million.

   Effective March 2016, the Company will raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007 which have both issue ages 70 and above and a current face value amount of $1 million and above. The Company is raising the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the current schedule of COI rates was established. This COI rate increase is larger than the increase that previously had been anticipated in management's reserve assumptions. As a result management updated the assumption to reflect the actual COI rate increase, resulting in a $46 million increase to net earnings for the year ended December 31, 2015.

   Additionally in 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption used to calculate GMDB/GMIB and VISL reserves and amortization of DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $723 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $67 million. In 2015, the after tax impact of this assumption update decreased Net earnings by approximately $445 million.

   In 2014, the Company updated its assumptions of future GMIB costs as a result of lower expected short term lapses for those policyholders who did not accept the GMIB buyout offer that expired in third quarter 2014. The impacts of this refinement in 2014 resulted in an increase in the fair value of the GMIB reinsurance asset of $62 million and an increase in the GMIB reserves of $16 million. In 2014, the after DAC and after tax impact of this assumption update increased Net earnings by approximately $30 million.

   In addition, in 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and guaranteed minimum accumulation benefit ("GMAB") liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements in 2014 were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively. In 2014, the after DAC and after tax impact of this refinements increased Net earnings by approximately $307 million.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                          GROSS      GROSS
                                              AMORTIZED UNREALIZED UNREALIZED                OTTI
                                                COST      GAINS      LOSSES   FAIR VALUE  IN AOCI/(3)/
                                              --------- ---------- ---------- ----------- -----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2015
-----------------
Fixed Maturity Securities:
  Public corporate........................... $  12,890  $     688 $      202 $    13,376 $        --
  Private corporate..........................     6,818        232        124       6,926          --
  U.S. Treasury, government and agency.......     8,800        280        305       8,775          --
  States and political subdivisions..........       437         68          1         504          --
  Foreign governments........................       397         36         18         415          --
  Commercial mortgage-backed.................       591         29         87         533           9
  Residential mortgage-backed/(1)/...........       608         32         --         640          --
  Asset-backed/(2)/..........................        68         10          1          77           3
  Redeemable preferred stock.................       592         57          2         647          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    31,201      1,432        740      31,893          12

Equity securities............................        34         --          2          32          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2015................... $  31,235  $   1,432 $      742 $    31,925 $        12
                                              =========  ========= ========== =========== ===========

December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $  13,808  $   1,140 $       51 $    14,897 $        --
  Private corporate..........................     6,934        409         20       7,323          --
  U.S. Treasury, government and agency.......     6,685        672         26       7,331          --
  States and political subdivisions..........       441         78         --         519          --
  Foreign governments........................       405         48          7         446          --
  Commercial mortgage-backed.................       855         22        142         735          10
  Residential mortgage-backed/(1)/...........       752         43         --         795          --
  Asset-backed/(2)/..........................        86         14          1          99           3
  Redeemable preferred stock.................       829         70         10         889          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    30,795      2,496        257      33,034          13

Equity securities............................        36          2         --          38          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2014................... $  30,831  $   2,498 $      257 $    33,072 $        13
                                              =========  ========= ========== =========== ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2015 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2015

                                              AMORTIZED
                                                COST     FAIR VALUE
                                              ---------- ----------
                                                  (IN MILLIONS)
Due in one year or less...................... $    1,469 $    1,486
Due in years two through five................      7,012      7,395
Due in years six through ten.................     10,429     10,406
Due after ten years..........................     10,432     10,709
                                              ---------- ----------
   Subtotal..................................     29,342     29,996
Commercial mortgage-backed securities........        591        533
Residential mortgage-backed securities.......        608        640
Asset-backed securities......................         68         77
                                              ---------- ----------
Total........................................ $   30,609 $   31,246
                                              ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2015, 2014 and 2013:

                                                      December 31,
                                              ---------------------------
                                                2015     2014      2013
                                              -------  -------  ---------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   979  $   716  $   3,220
                                              =======  =======  =========
Gross gains on sales......................... $    33  $    21  $      71
                                              =======  =======  =========
Gross losses on sales........................ $    (8) $    (9) $     (88)
                                              =======  =======  =========
Total OTTI................................... $   (41) $   (72) $     (81)
Non-credit losses recognized in OCI..........      --       --         15
                                              -------  -------  ---------
Credit losses recognized in earnings (loss).. $   (41) $   (72) $     (66)
                                              =======  =======  =========

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                               2015      2014
                                                             --------  --------
                                                                (IN MILLIONS)
Balances at January 1,...................................... $   (254) $   (370)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold............................       97       188
Recognized impairments on securities impaired to fair value
  this period/(1)/..........................................      (11)       --
Impairments recognized this period on securities not
  previously impaired.......................................      (22)      (41)
Additional impairments this period on securities previously
  impaired..................................................       (8)      (31)
Increases due to passage of time on previously recorded
  credit losses.............................................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows..........................       --        --
                                                             --------  --------
Balances at December 31,.................................... $   (198) $   (254)
                                                             ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                  DECEMBER 31,
                                               ------------------
                                                 2015     2014
                                               -------  ---------
                                                 (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $    16  $      10
   All other..................................     676      2,229
  Equity securities...........................      (2)         2
                                               -------  ---------
Net Unrealized Gains (Losses)................. $   690  $   2,241
                                               =======  =========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                    AOCI GAIN
                                                   NET                                                (LOSS)
                                               UNREALIZED                             DEFERRED      RELATED TO
                                                  GAIN                                 INCOME     NET UNREALIZED
                                               (LOSSES) ON            POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              -------------  -------  -------------  -----------  --------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $          10  $    --  $          --  $        (4) $            6
Net investment gains (losses) arising during
  the period.................................            (7)      --             --           --              (7)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       --             --           --              --
   Deferred income taxes.....................            --       --             --           (1)             (1)
   Policyholders liabilities.................            --       --             (4)          --              (4)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2015................... $          16  $    --  $          (4) $        (5) $            7
                                              =============  =======  =============  ===========  ==============

BALANCE, JANUARY 1, 2014..................... $         (28) $     2  $          10  $         5  $          (11)
Net investment gains (losses) arising during
  the period.................................            (1)      --             --           --              (1)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            39       --             --           --              39
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       (2)            --           --              (2)
   Deferred income taxes.....................            --       --             --           (9)             (9)
   Policyholders liabilities.................            --       --            (10)          --             (10)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2014................... $          10  $    --  $          --  $        (4) $            6
                                              =============  =======  =============  ===========  ==============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                  AOCI GAIN (LOSS)
                                               UNREALIZED                                 DEFERRED         RELATED TO
                                                  GAINS                                    INCOME        NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS     TAX ASSET        INVESTMENT
                                               INVESTMENTS      DAC      LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  ---------  -------------  ---------------  ----------------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $       2,231  $    (122) $        (368) $          (610) $          1,131
Net investment gains (losses) arising during
  the period.................................        (1,562)        --             --               --            (1,562)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             5         --             --               --                 5
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         40             --               --                40
   Deferred income taxes.....................            --         --             --              477               477
   Policyholders liabilities.................            --         --            155               --               155
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2015................... $         674  $     (82) $        (213) $          (133) $            246
                                              =============  =========  =============  ===============  ================

BALANCE, JANUARY 1, 2014..................... $         607  $    (107) $        (245) $           (90) $            165
Net investment gains (losses) arising during
  the period.................................         1,606         --             --               --             1,606
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            18         --             --               --                18
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --        (15)            --               --               (15)
   Deferred income taxes.....................            --         --             --             (520)             (520)
   Policyholders liabilities.................            --         --           (123)              --              (123)
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2014................... $       2,231  $    (122) $        (368) $          (610) $          1,131
                                              =============  =========  =============  ===============  ================

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 810 issues at December 31, 2015 and the 601 issues at December 31, 2014 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                LESS THAN 12 MONTHS    12 MONTHS OR LONGER          TOTAL
                                              ----------------------- --------------------- ---------------------
                                                            GROSS                  GROSS                 GROSS
                                                          UNREALIZED             UNREALIZED            UNREALIZED
                                              FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ------------ ---------- ---------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    3,091 $        129 $      359 $       73 $    3,450 $      202
  Private corporate..........................      1,926          102        184         22      2,110        124
  U.S. Treasury, government and agency.......      3,538          305         --         --      3,538        305
  States and political subdivisions..........         19            1         --         --         19          1
  Foreign governments........................         73            7         39         11        112         18
  Commercial mortgage-backed.................         67            2        261         85        328         87
  Residential mortgage-backed................         11           --         29         --         40         --
  Asset-backed...............................         11           --         17          1         28          1
  Redeemable preferred stock.................         43           --         40          2         83          2
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    8,779 $        546 $      929 $      194 $    9,708 $      740
                                              ========== ============ ========== ========== ========== ==========
December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $      687 $         18 $      794 $       33 $    1,481 $       51
  Private corporate..........................        627           11        254          9        881         20
  U.S. Treasury, government and agency.......        280            6        373         20        653         26
  States and political subdivisions..........         21           --         --         --         21         --
  Foreign governments........................         27            1         65          6         92          7
  Commercial mortgage-backed.................         37            2        355        140        392        142
  Residential mortgage-backed................         --           --         35         --         35         --
  Asset-backed...............................         --           --         20          1         20          1
  Redeemable preferred stock.................         42           --        169         10        211         10
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    1,721 $         38 $    2,065 $      219 $    3,786 $      257
                                              ========== ============ ========== ========== ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2015 and 2014 were $157 million and $146 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2015 and 2014, respectively, approximately $1,310 million and $1,788 million, or 4.2% and 5.8%, of the $31,201 million and $30,795 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $97 million and $85 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, the $194 million and $219 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either
   December 31, 2015 or 2014. As of December 31, 2015, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime;

   borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2015 and 2014, respectively, the Company owned $7 million and $8 million in RMBS backed by subprime residential mortgage loans, and $6 million and $7 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2015, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $8 million.

   At December 31, 2015 and 2014, respectively, the amortized cost of the Company's trading account securities was $6,866 million and $5,160 million with respective fair values of $6,805 million and $5,143 million. Also at December 31, 2015 and 2014, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $82 million and $197 million and costs of $72 million and $185 million as well as other equity securities with carrying values of $32 million and $38 million and costs of $34 million and $36 million.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of earnings (loss). The table below shows a breakdown of Net investment income from trading account securities during the year ended 2015 and 2014:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED
                                              --------------------------
                                              DECEMBER 31,  December 31,
                                                  2015          2014
                                              ------------  ------------
                                                    (IN MILLIONS)
Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        (63) $         --
Net investment gains (losses) recognized on
  securities sold during the period..........           20            22
                                              ------------  ------------
Unrealized and realized gains (losses) on
  trading securities.........................          (43)           22
Interest and dividend income from trading
  securities.................................           60            41
                                              ------------  ------------
Net investment income (loss) from trading
  securities................................. $         17  $         63
                                              ============  ============

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructurings

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $16 million and $93 million at December 31, 2015 and 2014, respectively. Gross interest income on these loans included in net investment income (loss) totaled $1 million, $1 million and $2 million in 2015, 2014 and 2013, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $4 million and $7 million in 2015, 2014 and 2013, respectively. The TDR mortgage loan shown in the table below has been modified four times since 2011. The modifications were to extend the maturity from its original maturity of November 5, 2014 to December 5, 2016 and to extend interest only payments through maturity. In November 2015, the recorded investment was reduced by $45 million in conjunction with the sale of majority of the underlying collateral and $32 million from a charge-off. The remaining $16 million mortgage loan balance reflects the value of the remaining underlying collateral and cash held in escrow, supporting the mortgage loan. Since the fair market value of the underlying real estate and cash held in escrow collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2015

                                                        OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ----------------------------------
                                              OF LOANS PRE-MODIFICATION POST-MODIFICATION
                                              -------- ---------------- -----------------
                                                             (DOLLARS IN MILLIONS)
Commercial mortgage loans....................        1 $             16 $              16

   There were no default payments on the above loan during 2015. There were no agricultural troubled debt restructuring mortgage loans in 2015.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2015, 2014 and 2013 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -------------------------
                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $    37  $    42  $    34
   Charge-offs...............................     (32)     (14)      --
   Recoveries................................      (1)      --       (2)
   Provision.................................       2        9       10
                                              -------  -------  -------
Ending Balance, December 31,................. $     6  $    37  $    42
                                              =======  =======  =======

Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $     6  $    37  $    42
                                              =======  =======  =======

   There were no allowances for credit losses for agricultural mortgage loans in 2015, 2014 and 2013.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2015 and 2014, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2015

                                                          DEBT SERVICE COVERAGE RATIO
                                              ----------------------------------------------------
                                                                                            LESS    TOTAL
                                               GREATER   1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN   MORTGAGE
                                              THAN 2.0X   2.0X    1.8X     1.5X     1.2X    1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     ---------- ------- -------- -------- ------- ------- ---------
                                                                      (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      533 $    -- $    102 $     12 $    24 $    -- $     671
50% - 70%....................................      1,392     353      741      853      77      --     3,416
70% - 90%....................................        141      --      206      134     124      46       651
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Commercial Mortgage Loans.............. $    2,129 $   353 $  1,049 $  1,045 $   225 $    46 $   4,847
                                              ========== ======= ======== ======== ======= ======= =========

AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      204 $   116 $    277 $    432 $   256 $    51 $   1,336
50% - 70%....................................        146      80      192      298     225      47       988
70% - 90%....................................         --      --        2        4      --      --         6
90% plus.....................................         --      --       --       --      --      --        --
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Agricultural Mortgage Loans............ $      350 $   196 $    471 $    734 $   481 $    98 $   2,330
                                              ========== ======= ======== ======== ======= ======= =========

TOTAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      737 $   116 $    379 $    444 $   280 $    51 $   2,007
50% - 70%....................................      1,538     433      933    1,151     302      47     4,404
70% - 90%....................................        141      --      208      138     124      46       657
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Mortgage Loans......................... $    2,479 $   549 $  1,520 $  1,779 $   706 $   144 $   7,177
                                              ========== ======= ======== ======== ======= ======= =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2014

                                                         Debt Service Coverage Ratio
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
Commercial Mortgage Loans/(1)/                                       (In Millions)
0% - 50%..................................... $     335 $    -- $     -- $     59 $    34 $   -- $    428
50% - 70%....................................       963     440      872      839      54     --    3,168
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Commercial Mortgage Loans.............. $   1,665 $   440 $    933 $  1,163 $   167 $   47 $  4,415
                                              ========= ======= ======== ======== ======= ====== ========

Agricultural Mortgage Loans/(1)/
0% - 50%..................................... $     184 $   100 $    232 $    408 $   206 $   50 $  1,180
50% - 70%....................................       143      87      201      223     204     47      905
70% - 90%....................................        --      --       --       --      --     --       --
90% plus.....................................        --      --       --       --      --     --       --
                                              --------- ------- -------- -------- ------- ------ --------

Total Agricultural Mortgage Loans............ $     327 $   187 $    433 $    631 $   410 $   97 $  2,085
                                              ========= ======= ======== ======== ======= ====== ========

Total Mortgage Loans/(1)/
0% - 50%..................................... $     519 $   100 $    232 $    467 $   240 $   50 $  1,608
50% - 70%....................................     1,106     527    1,073    1,062     258     47    4,073
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Mortgage Loans......................... $   1,992 $   627 $  1,366 $  1,794 $   577 $  144 $  6,500
                                              ========= ======= ======== ======== ======= ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2015 and 2014, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                              RECORDED
                                                                                                             INVESTMENT
                                                                                              TOTAL    (GREATER THAN) 90 DAYS
                                              30-59 60-89      90 DAYS                      FINANCING           AND
                                              DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT  RECEIVABLES        ACCRUING
                                              ----- ----- ----------------- ----- -------- ----------- ----------------------
                                                                               (IN MILLIONS)
DECEMBER 31, 2015:
------------------

  Commercial................................. $  -- $  --           $    30 $  30 $  4,817  $    4,847             $       --
  Agricultural...............................    12     7                 4    23    2,307       2,330                      4
                                              ----- -----           ------- ----- --------  ----------             ----------
TOTAL MORTGAGE LOANS......................... $  12 $   7           $    34 $  53 $  7,124  $    7,177             $        4
                                              ===== =====           ======= ===== ========  ==========             ==========

December 31, 2014:
------------------

  Commercial................................. $  -- $  --           $    -- $  -- $  4,415  $    4,415             $       --
  Agricultural...............................     1     7                 3    11    2,074       2,085                      3
                                              ----- -----           ------- ----- --------  ----------             ----------
Total Mortgage Loans......................... $   1 $   7           $     3 $  11 $  6,489  $    6,500             $        3
                                              ===== =====           ======= ===== ========  ==========             ==========

   The following table provides information relating to impaired mortgage loans at December 31, 2015 and 2014, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                UNPAID                   AVERAGE       INTEREST
                                     RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                    INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                    ---------- ---------- ----------  --------------- ----------
                                                           (IN MILLIONS)
DECEMBER 31, 2015:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       46 $       46 $       --  $            15 $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       46 $       46 $       --  $            15 $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $       63 $       63 $       (6) $           137 $        4
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       63 $       63 $       (6) $           137 $        4
                                    ========== ========== ==========  =============== ==========

December 31, 2014:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       -- $       -- $       --  $            -- $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $       -- $       -- $       --  $            -- $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $      156 $      156 $      (37) $           148 $        2
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $      156 $      156 $      (37) $           148 $        2
                                    ========== ========== ==========  =============== ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,363 million and $1,490 million, respectively, at December 31, 2015 and 2014. The Company's total equity in net earnings (losses) for these limited partnership interests was $71 million, $206 million and $206 million, respectively, for 2015, 2014 and 2013.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the NYDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps, equity options as well as repo transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with GWBL, guaranteed minimum withdrawal benefit ("GMWB") and GMAB features (collectively, "GWBL and Other Features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and Other Features is that under-performance of the financial markets could result in the GIB and GWBL and Other Features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and Other Features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and Other Features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program utilizing interest rate swaps to partially protect the overall profitability of future variable annuity sales against declining interest rates.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest margins on Interest Sensitive Life and Annuity Contracts

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, is intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. From time to time, the Company uses interest rate swaptions and other instruments to reduce the risk associated with minimum guarantees on these interest-sensitive contracts. At
   December 31, 2015 and 2014, there were no positions outstanding for these programs.

   Derivatives utilized to hedge equity market risks associated with the General Account's seed money investments in Separate Accounts, retail mutual funds and Separate Account fee revenue fluctuations

   The Company's General Account seed money investments in Separate Account equity funds and retail mutual funds exposes the Company to market risk, including equity market risk, which is partially hedged through equity-index futures contracts to minimize such risk.

   In second quarter 2015, the Company entered into futures on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions partially cover fees expected to be earned through the current year from the Company's Separate Account products.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") and other sovereign inflation bonds as General Account investments and enters into asset swaps, to result in payment of the variable principal at maturity and semi-annual coupons of the bonds to the swap counterparty (pay variable) in return for fixed amounts (receive fixed). These asset swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   In third quarter of 2014, the Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss) from derivative instruments.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2015

                                                               FAIR VALUE
                                                        ------------------------
                                                                                 GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY     REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES  EARNINGS (LOSS)
                                              --------- ----------- ------------ ---------------
                                                                 (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $   7,089 $         2 $          3 $           (84)
  Swaps......................................     1,359           8           21             (45)
  Options....................................     7,358       1,042          652              14
Interest rate contracts:/(1)/
  Floors.....................................     1,800          61           --              12
  Swaps......................................    13,718         351          108              (8)
  Futures....................................     8,685          --           --             (81)
  Swaptions..................................        --          --           --             118
Credit contracts:/(1)/
  Credit default swaps.......................     2,442          16           38             (14)
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       263           5            4               7
                                                                                 ---------------
NET INVESTMENT INCOME (LOSS).................                                                (81)
                                                                                 ---------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --      10,570           --            (141)
GIB and GWBL and other features/(2)/.........        --          --          184             (56)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          310             (38)
                                              --------- ----------- ------------ ---------------

Balances, December 31, 2015.................. $  42,714 $    12,055 $      1,320 $          (260)
                                              ========= =========== ============ ===============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2014

                                                               Fair Value
                                                        ------------------------
                                                                                   Gains (Losses)
                                              Notional     Asset     Liability       Reported In
                                               Amount   Derivatives Derivatives    Earnings (Loss)
                                              --------- ----------- ------------ ------------------
                                                                  (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,933 $         1 $          2 $             (522)
  Swaps......................................     1,169          22           15                (88)
  Options....................................     6,896       1,215          742                196
Interest rate contracts:/(1)/
  Floors.....................................     2,100         120           --                  9
  Swaps......................................    11,608         605           15              1,507
  Futures....................................    10,647          --           --                459
  Swaptions..................................     4,800          72           --                 37
Credit contracts:/(1)/
  Credit default swaps.......................     1,942           9           27                  4
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       149           2           --                  3
                                                                                 ------------------
Net investment income (loss).................                                                 1,605
                                                                                 ------------------

Embedded derivatives:
GMIB reinsurance contracts...................        --      10,711           --              3,964
GIB and GWBL and other features/(2)/.........        --          --          128               (128)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          380               (199)
                                              --------- ----------- ------------ ------------------
Balances, December 31, 2014.................. $  45,244 $    12,757 $      1,309 $            5,242
                                              ========= =========== ============ ==================

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2015 are exchange-traded and net settled daily in cash. At December 31, 2015, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $276 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $33 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200, and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $49 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2015 and 2014, respectively, the Company held $655 million and $1,225 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties December 31, 2015 and 2014, respectively, were $5 million and $28 million, for which the Company posted collateral of $5 million and $36 million at December 31, 2015 and 2014, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements respectively, and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2015 and 2014, the balance outstanding under reverse repurchase transactions was $79 million and $0 million, respectively. At December 31, 2015 and 2014, the balance outstanding under securities repurchase transactions was $1,890 million and $950 million, respectively. The Company utilized these repurchase agreements for asset liability management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in
   Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2015

                                                GROSS    GROSS AMOUNTS      NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE    PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS    BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                              (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $    1,049 $           673 $             376
Interest rate contracts......................        389             104               285
Credit contracts.............................         14              37               (23)
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,452             814               638
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         20              --                20
                                              ---------- --------------- -----------------
  Total Derivatives..........................      1,472             814               658
Other financial instruments/(2)(4)/..........      1,271              --             1,271
                                              ---------- --------------- -----------------
  Other invested assets/(2)/................. $    2,743 $           814 $           1,929
                                              ========== =============== =================
Securities purchased under agreement to
  resell..................................... $       79 $            -- $              79
                                              ========== =============== =================

                                                GROSS    GROSS AMOUNTS     NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE   PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS   BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                             (IN MILLIONS)
LIABILITIES/(3)/
DESCRIPTION
Derivatives:
Equity contracts............................. $      673 $           673 $              --
Interest rate contracts......................        104             104                --
Credit contracts.............................         37              37                --
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        814             814                --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --              --                --
                                              ---------- --------------- -----------------
  Total Derivatives..........................        814             814                --
Other financial liabilities..................      2,586              --             2,586
                                              ---------- --------------- -----------------
  Other liabilities.......................... $    3,400 $           814 $           2,586
                                              ========== =============== =================
Securities sold under agreement to repurchase $    1,890 $            -- $           1,890
                                              ========== =============== =================

  /(1)/Excludes Investment Management segment's $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.

    GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2015

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
ASSETS/(1)/
Counterparty A............................... $                   52  $         --    $    (52)  $      --
Counterparty B...............................                      9            --          (7)          2
Counterparty C...............................                     61            --         (58)          3
Counterparty D...............................                    222            --        (218)          4
Counterparty E...............................                     53            --         (53)         --
Counterparty F...............................                     (2)           --           2          --
Counterparty G...............................                    129            --        (129)         --
Counterparty H...............................                     16           (11)         (5)         --
Counterparty I...............................                     44            --         (39)          5
Counterparty J...............................                     19            --         (13)          6
Counterparty K...............................                     17            --         (17)         --
Counterparty L...............................                      7            --          (7)         --
Counterparty M...............................                     11            --         (10)          1
Counterparty N...............................                     20            --          --          20
Counterparty Q...............................                     --            --          --          --
Counterparty T...............................                     (3)           --           3          --
Counterparty U...............................                     --            --           1           1
Counterparty V...............................                      3            --          (3)         --
                                              ----------------------    ------------   --------  ---------
  Total Derivatives.......................... $                  658  $        (11)   $   (605)  $      42
Other financial instruments/(2)(4)/..........                  1,271            --          --       1,271
                                              ----------------------    ------------   --------  ---------
  OTHER INVESTED ASSETS/(2)/................. $                1,929  $        (11)   $   (605)  $   1,313
                                              ======================    ============   ========  =========
Counterparty M............................... $                   28  $        (28)   $     --   $      --
Counterparty V...............................                     51           (51)         --          --
                                              ----------------------    ------------   --------  ---------
  Securities purchased under agreement to
   resell.................................... $                   79  $        (79)   $     --   $      --
                                              ======================    ============   ========  =========

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
LIABILITIES/(3)/
Counterparty D............................... $                  234  $       (234)   $     --          --
Counterparty C...............................                  1,033        (1,016)        (17)         --
Counterparty M...............................                    623          (611)        (12)         --
                                              ----------------------    ------------   --------  ---------
  Securities sold under agreement to
   repurchase................................ $                1,890  $     (1,861)   $    (29)  $      --
                                              ======================    ============   ========  =========

  /(1)/Excludes Investment Management segment's cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of
       $12 million related to derivative liabilities and $10 million related to securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2015.

         REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS/(1)/

                                                               AT DECEMBER 31, 2015
                                              -------------------------------------------------------
                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              -------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90   GREATER THAN
                                               CONTINUOUS      DAYS     DAYS      90 DAYS     TOTAL
                                              ------------- ---------- -------- ------------ --------
                                                                   (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT TO REPURCHASE
   U.S. Treasury and agency securities....... $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
SECURITIES PURCHASED UNDER AGREEMENT TO
RESELL
   Corporate securities...................... $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------

  /(1)/Excludes Investment Management segment's $75 million of securities borrowed.

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2014.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2014

                                                Gross    Gross Amounts    Net Amounts
                                               Amounts   Offset in the  Presented in the
                                              Recognized Balance Sheets  Balance Sheets
                                              ---------- -------------- ----------------
                                                             (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $    1,236  $         753   $          483
Interest rate contracts......................        755             12              743
Credit contracts.............................          7             27              (20)
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,998            792            1,206
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         40             --               40
                                              ----------  -------------   --------------
  Total Derivatives..........................      2,038            792            1,246
Other financial instruments/(2)/.............        852             --              852
                                              ----------  -------------   --------------
  Other invested assets/(2)/................. $    2,890  $         792   $        2,098
                                              ==========  =============   ==============

LIABILITIES/(3)/
Description
Derivatives:
Equity contracts............................. $      753  $         753   $           --
Interest rate contracts......................         12             12               --
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        765            765               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ----------  -------------   --------------
  Total Derivatives..........................        765            765               --
Other financial liabilities..................      2,939             --            2,939
                                              ----------  -------------   --------------
  Other liabilities.......................... $    3,704  $         765   $        2,939
                                              ----------  -------------   --------------
Securities sold under agreement to repurchase $      950  $          --   $          950
                                              ==========  =============   ==============

  /(1)/Excludes Investment Management segment's $8 million net derivative assets, $22 million long exchange traded options and $158 million of securities borrowed.
  /(2)/Includes $120 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $9 million net derivative liabilities, $7 million short exchange traded options and $34 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2014.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2014

                                                               Collateral (Received)/Held
                                                Net Amounts    ------------------------
                                              Presented in the  Financial                    Net
                                               Balance Sheets  Instruments       Cash      Amounts
                                              ---------------- -----------   -----------  ----------
                                                                  (In Millions)
ASSETS/(1)/
Counterparty A...............................  $            62  $       --   $       (62) $       --
Counterparty B...............................              102          --           (95)          7
Counterparty C...............................              111          --          (110)          1
Counterparty D...............................              228          --          (224)          4
Counterparty E...............................               60          --           (59)          1
Counterparty F...............................               63          --           (60)          3
Counterparty G...............................              145        (145)           --          --
Counterparty H...............................               31         (31)           --          --
Counterparty I...............................              136          --          (134)          2
Counterparty J...............................               28          --           (22)          6
Counterparty K...............................               44          --           (44)         --
Counterparty L...............................              113        (113)           --          --
Counterparty M...............................               76          --           (68)          8
Counterparty N...............................               40          --            --          40
Counterparty Q...............................                4          --            (4)         --
Counterparty T...............................                3          --            (3)         --
                                               ---------------  ----------   -----------  ----------
  Total Derivatives..........................  $         1,246  $     (289)  $      (885) $       72
Other financial instruments/(2)/.............              852          --            --         852
                                               ---------------  ----------   -----------  ----------
  Other invested assets/(2)/.................  $         2,098  $     (289)  $      (885) $      924
                                               ===============  ==========   ===========  ==========

LIABILITIES/(3)/
Counterparty D...............................  $           450  $     (450)  $        --          --
Counterparty C...............................              500        (500)           --          --
                                               ---------------  ----------   -----------  ----------
  Securities sold under agreement to
   repurchase................................  $           950  $     (950)  $        --  $       --
                                               ===============  ==========   ===========  ==========

  /(1)/Excludes Investment Management segment's cash collateral received of $1 million related to derivative assets and $158 million related to securities borrowed.
  /(2)/Includes $120 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of $10 million related to derivative liabilities and $34 million related to securities loaned.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                                2015      2014      2013
                                              --------  --------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $  1,420  $  1,431  $  1,462
Mortgage loans on real estate................      338       306       284
Repurchase agreement.........................        1        --        --
Other equity investments.....................       84       200       228
Policy loans.................................      213       216       219
Derivative investments.......................      (81)    1,605    (2,866)
Trading securities...........................       17        63        54
Other investment income......................       40        49        50
                                              --------  --------  --------
  Gross investment income (loss).............    2,032     3,870      (569)
Investment expenses..........................      (53)      (53)      (57)
Interest expense.............................       (3)       (2)       (3)
                                              --------  --------  --------
Net Investment Income (Loss)................. $  1,976  $  3,815  $   (629)
                                              ========  ========  ========

   For 2015, 2014 and 2013, respectively, Net investment income (loss) from derivatives included $474 million, $899 million and $(2,829) million of realized gains (losses) on contracts closed during those periods and $(555) million, $706 million and $(37) million of unrealized gains (losses) on derivative positions at each respective year end.

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
Fixed maturities............................. $  (17) $  (54) $  (75)
Mortgage loans on real estate................     (1)     (3)     (7)
Other equity investments.....................     (5)     (2)    (17)
Other........................................      3       1      --
                                              ------  ------  ------
Investment Gains (Losses), Net............... $  (20) $  (58) $  (99)
                                              ======  ======  ======

   For 2015, 2014 and 2013, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $4 million, $5 million and $8 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AB totaled $3,562 million and $3,562 million at December 31, 2015 and 2014, respectively. The Company annually tests this goodwill for recoverability at December 31. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of its investment in AB, the reporting unit, to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered to be impaired and the second step of the impairment test is not performed. However, if the carrying value of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by measuring the amount of impairment loss only if the result indicates a potential impairment. The second step compares the implied fair value of the reporting unit to the aggregated fair values of its individual assets and liabilities to determine the amount of impairment, if any. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AB as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AB for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AB's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AB as well as taxes incurred at the Company level in order to determine the fair value of its investment in AB. At December 31, 2015 and 2014, the Company determined that goodwill was not impaired as the fair value of its investment in AB exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AB related intangible assets was $610 million and $610 million at December 31, 2015 and 2014, respectively and the accumulated amortization of these intangible assets was $439 million and $411 million at December 31, 2015 and 2014, respectively. Amortization expense related to the AB intangible assets totaled $28 million, $27 million and $24 million for 2015, 2014 and 2013, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $29 million.

   At December 31, 2015 and 2014, respectively, net deferred sales commissions totaled $99 million and $118 million and are included within Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2015 net asset balance for each of the next five years is $41 million, $32 million, $21 million, $5 million and $0 million. The
   Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2015, the Company determined that the deferred sales commission asset was not impaired.

   On June 20, 2014, AB acquired an approximate 82.0% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AB recorded $24 million of finite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AB also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AB does not own. During 2015, AB purchased additional shares of CPH, bringing AB's ownership interest to 85.0% as of December 31, 2015.

   On December 12, 2013, AB acquired W.P. Stewart & Co., Ltd. ("WPS"), an equity investment manager that, as of December 31, 2015, managed approximately $2,000 million in U.S., Global and EAFE concentrated growth equity strategies for clients, primarily in the U.S. and Europe. On the acquisition date, AB made a cash payment of $12 per share for the approximate 4.9 million WPS shares outstanding and issued to WPS shareholders transferable Contingent Value Rights ("CVRs") entitling the holders to an additional $4 per share if the assets under management in the acquired WPS investment services exceed $5,000 million on or before the third anniversary of the acquisition date. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $32 million of goodwill. AB also recorded $8 million of indefinite-lived intangible assets relating to the acquired fund's investment contracts and $14 million of definite-lived intangible assets relating to separately managed account relationships. As of the acquisition date, AB recorded a contingent consideration payable of $17 million in regard to the CVRs.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $157 million and $163 million at December 31, 2015 and 2014, respectively. Amortization of capitalized software in 2015, 2014 and 2013 were $55 million, $50 million and $119 million (including $45 million of accelerated amortization), respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2015     2014
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  7,363 $  7,537
Policyholder dividend obligation.............       81      201
Other liabilities............................      100      117
                                              -------- --------
Total Closed Block liabilities...............    7,544    7,855
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $4,426 and
  $4,829)....................................    4,599    5,143
Mortgage loans on real estate................    1,575    1,407
Policy loans.................................      881      912
Cash and other invested assets...............       49       14
Other assets.................................      258      176
                                              -------- --------
Total assets designated to the Closed Block..    7,362    7,652
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      182      203
Amounts included in accumulated other
  comprehensive income (loss):
Net unrealized investment gains (losses),
  net of deferred income tax (expense)
  benefit of $(36) and $(43) and
  policyholder dividend obligation of $(81)
  and $(201).................................       67       80
                                              -------- --------
Maximum Future Earnings To Be Recognized
  From Closed Block Assets and Liabilities... $    249 $    283
                                              ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  262  $  273  $  286
Investment income (loss).....................    368     378     402
Net investment gains (losses)................      2      (4)    (11)
                                              ------  ------  ------
Total revenues...............................    632     647     677
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    576     597     637
Other operating costs and expenses...........      4       4       1
                                              ------  ------  ------
Total benefits and other deductions..........    580     601     638
                                              ------  ------  ------
Net revenues, before income taxes............     52      46      39
Income tax (expense) benefit.................    (18)    (16)    (14)
                                              ------  ------  ------
Net Revenues (Losses)........................ $   34  $   30  $   25
                                              ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                              (IN MILLIONS)
Balances, beginning of year.................. $  201  $  128
Unrealized investment gains (losses).........   (120)     73
                                              ------  ------
Balances, End of year........................ $   81  $  201
                                              ======  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                               (IN MILLIONS)
Balance, beginning of year................... $  383  $  518
Contractholder bonus interest credits
  deferred...................................     17      15
Balance true-up..............................    174      --
Amortization charged to income...............    (40)   (150)
                                              ------  ------
Balance, End of Year......................... $  534  $  383
                                              ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2015 and 2014, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2015

                                                 LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                               ----------  ---------  --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  19,882  $     420 $   20,302
   U.S. Treasury, government and agency.......         --      8,775         --      8,775
   States and political subdivisions..........         --        459         45        504
   Foreign governments........................         --        414          1        415
   Commercial mortgage-backed.................         --         30        503        533
   Residential mortgage-backed/(1)/...........         --        640         --        640
   Asset-backed/(2)/..........................         --         37         40         77
   Redeemable preferred stock.................        258        389         --        647
                                               ----------  ---------  --------- ----------
     Subtotal.................................        258     30,626      1,009     31,893
                                               ----------  ---------  --------- ----------
  Other equity investments....................         97         --         49        146
  Trading securities..........................        654      6,151         --      6,805
  Other invested assets:
   Short-term investments.....................         --        369         --        369
   Swaps......................................         --        230         --        230
   Credit Default Swaps.......................         --        (22)        --        (22)
   Futures....................................         (1)        --         --         (1)
   Options....................................         --        390         --        390
   Floors.....................................         --         61         --         61
   Currency Contracts.........................         --          1         --          1
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (1)     1,029         --      1,028
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,150         --         --      2,150
Segregated securities.........................         --        565         --        565
GMIB reinsurance contracts....................         --         --     10,570     10,570
Separate Accounts' assets.....................    104,058      2,964        313    107,335
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  107,216  $  41,335  $  11,941 $  160,492
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     184 $      184
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        310         --        310
Contingent payment arrangements...............         --         --         31         31
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     310  $     215 $      525
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2014

                                                 Level 1    Level 2    Level 3     Total
                                               ----------  ---------  --------- ----------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  21,840  $     380 $   22,220
   U.S. Treasury, government and agency.......         --      7,331         --      7,331
   States and political subdivisions..........         --        472         47        519
   Foreign governments........................         --        446         --        446
   Commercial mortgage-backed.................         --         20        715        735
   Residential mortgage-backed/(1)/...........         --        793          2        795
   Asset-backed/(2)/..........................         --         46         53         99
   Redeemable preferred stock.................        254        635         --        889
                                               ----------  ---------  --------- ----------
     Subtotal.................................        254     31,583      1,197     33,034
                                               ----------  ---------  --------- ----------
  Other equity investments....................        217         --         61        278
  Trading securities..........................        710      4,433         --      5,143
  Other invested assets:
   Short-term investments.....................         --        103         --        103
   Swaps......................................         --        597         --        597
   Credit Default Swaps.......................         --        (18)        --        (18)
   Futures....................................         (2)        --         --         (2)
   Options....................................         --        473         --        473
   Floors.....................................         --        120         --        120
   Currency Contracts.........................         --          1         --          1
   Swaptions..................................         --         72         --         72
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (2)     1,348         --      1,346
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,725         --         --      2,725
Segregated securities.........................         --        476         --        476
GMIB reinsurance contracts....................         --         --     10,711     10,711
Separate Accounts' assets.....................    107,539      3,072        260    110,871
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  111,443  $  40,912  $  12,229 $  164,584
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     128 $      128
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        380         --        380
Contingent payment arrangements...............         --         --         42         42
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     380  $     170 $      550
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2015 and 2014, respectively, the fair value of public fixed maturities is approximately $24,216 million and $24,779 million or approximately 16.2% and 16.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, the fair value of private fixed maturities is approximately $7,677 million and $8,255 million or approximately 5.1% and 5.4% of the Company's total assets measured at fair value on a recurring basis. The fair values of some of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2015 and 2014, respectively, the net fair value of freestanding derivative positions is approximately $659 million and $1,243 million or approximately 64.1% and 92.3% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, investments classified as Level 1 comprise approximately 71.8% and 72.7% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2015 and 2014, respectively, investments classified as Level 2 comprise approximately 27.3% and 26.4% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2015 and 2014, respectively, approximately $673 million and $821 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2015 and 2014, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2015 and 2014, respectively, were approximately $119 million and $135 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $543 million and $770 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2015 and 2014, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $123 million and $147 million at December 31, 2015 and 2014, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to reflect a level of general swap market counterparty risk; therefore, no adjustment was made for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2015. Equity and fixed income volatilities were modeled to reflect the current market volatility.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   In 2014, AFS fixed maturities with fair values of $82 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $15 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.50% of total equity at December 31, 2014.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2015 and 2014, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                STATE AND
                                                                POLITICAL               COMMERCIAL    RESIDENTIAL
                                                                  SUB-        FOREIGN   MORTGAGE-      MORTGAGE-       ASSET-
                                                  CORPORATE     DIVISIONS      GOVTS      BACKED        BACKED         BACKED
                                                ------------  -------------  ---------  ----------  ---------------  ---------
                                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        380  $          47  $      --  $      715  $             2  $      53
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            3             --         --           1               --         --
     Investment gains (losses), net............            2             --         --         (38)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            5             --         --         (37)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............          (25)            (1)        --          64               --         (4)
Purchases/(3)/.................................           60             --          1          --               --         --
Sales/(4)/.....................................          (38)            (1)        --        (175)              (2)        (9)
Transfers into Level 3/(1)/....................           99             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (61)            --         --         (64)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2015..................... $        420  $          45  $       1  $      503  $            --  $      40
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2014....................... $        291  $          46  $      --  $      700  $             4  $      83
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --           2               --         --
     Investment gains (losses), net............            3             --         --         (89)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal..................................... $          5  $          --  $      --  $      (87) $            --  $      --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............            6              2         --         135               --          7
Purchases/(3)/.................................          162             --         --          --               --         --
Sales/(4)/.....................................          (30)            (1)        --         (20)              (2)       (37)
Transfers into Level 3/(1)/....................           15             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (69)            --         --         (13)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2014..................... $        380  $          47  $      --  $      715  $             2  $      53
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2013....................... $        355  $          50  $      19  $      900  $             9  $     113
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --          --               --         --
     Investment gains (losses), net............            5             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            7             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............           (1)            (3)        (2)         13               (1)         3
Purchases/(3)/.................................           70             --         --          31               --         --
Sales/(4)/.....................................         (150)            (1)       (17)       (160)              (4)       (22)
Transfers into Level 3/(1)/....................           20             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (10)            --         --         (16)              --        (11)
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2013..................... $        291  $          46  $      --  $      700  $             4  $      83
                                                ============  =============  =========  ==========  ===============  =========

                                                 REDEEM-                                              GWBL
                                                  ABLE                         GMIB      SEPARATE   AND OTHER  CONTINGENT
                                                PREFERRED    OTHER EQUITY   REINSURANCE  ACCOUNTS   FEATURES     PAYMENT
                                                  STOCK      INVESTMENTS       ASSET      ASSETS    LIABILITY  ARRANGEMENT
                                               ----------  ---------------  -----------  --------  ----------  -----------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2015...................... $       --  $            61  $    10,711  $    260  $      128           42
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --               --           --        --          --           --
   Investment gains (losses), net.............         --                5           --        36          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --         (327)       --          --           --
   Policyholders' benefits....................         --               --           --        --        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal.................................         --                5         (327)       36        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income (loss)...........         --                2           --        --          --           --
Purchases/(2)/................................         --                1          228        26         186           --
Sales/(3)/....................................         --              (20)         (42)       (2)         --          (11)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               --           --        (2)         --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2015.................... $       --  $            49  $    10,570  $    313  $      184           31
                                               ==========  ===============  ===========  ========  ==========   ==========

BALANCE, JANUARY 1, 2014...................... $       15  $            52  $     6,747  $    237  $       --           38
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --                3           --        --          --           --
   Investment gains (losses), net.............         --                1           --        15          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --        3,774        --          --           --
   Policyholders' benefits....................         --               --           --        --          (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal................................. $       --  $             4  $     3,774  $     15  $       (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income(loss)............         --               --           --        --          --           --
Purchases/(2)/................................         --                8          225        16         136            9
Sales/(3)/....................................        (15)              (1)         (35)       (3)         --           (5)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               (2)          --        --          --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2014.................... $       --  $            61  $    10,711  $    260  $      128           42
                                               ==========  ===============  ===========  ========  ==========   ==========

                                                Redeem-                                                         GWBL
                                                 able                    Other        GMIB        Separate    and Other
                                               Preferred Other Equity   Invested   Reinsurance    Accounts    Features
                                                 Stock   Investments     Assets       Asset        Assets     Liability
                                               --------- ------------  ---------  -------------  ----------  ----------
                                                                             (In Millions)
BALANCE, JANUARY 1, 2013...................... $      15 $         77  $      (2) $      11,044  $      224  $      265
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net Investment Income (loss)...............                     10
   Investment gains (losses), net.............        --           (7)        --             --          10          --
   Increase (decrease) in the fair value of
     reinsurance contracts....................        --           --         --         (4,496)         --          --
   Policyholders' benefits....................        --           --         --             --          --        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
     Subtotal.................................        --            3         --         (4,496)         10        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
  Other comprehensive income (loss)...........        --           --          2             --          (1)         --
Purchases/(2)/................................        --            4         --            237           6          86
Sales/(3)/....................................        --           (3)        --            (38)         (3)         --
Settlements/(4)/..............................        --           --         --             --          (2)         --
Transfers into Level 3/(1)/...................        --           --         --             --           3          --
Transfers out of Level 3/(1)/.................        --          (29)        --             --          --          --
                                               --------- ------------  ---------  -------------  ----------  ----------
BALANCE, DECEMBER 31, 2013.................... $      15 $         52  $      --  $       6,747  $      237  $       --
                                               ========= ============  =========  =============  ==========  ==========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2015 and 2014 by category for Level 3 assets and liabilities still held at December 31, 2015 and 2014, respectively:

                                                                EARNINGS (LOSS)
                                                -----------------------------------------------
                                                                                 INCREASE
                                                   NET                       (DECREASE) IN THE
                                                INVESTMENT   INVESTMENT        FAIR VALUE OF                    POLICY-
                                                  INCOME        GAINS           REINSURANCE                     HOLDERS'
                                                  (LOSS)    (LOSSES), NET        CONTRACTS            OCI       BENEFITS
                                                ---------- --------------- --------------------  ------------  ----------
                                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2015
STILL HELD AT DECEMBER 31, 2015
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $        (25) $       --
     State and political subdivisions..........         --              --                   --            (2)         --
     Commercial mortgage-backed................         --              --                   --            61          --
     Asset-backed..............................         --              --                   --            (4)         --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $         30  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                 (141)           --          --
   Separate Accounts' assets...................         --              36                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         184
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            36 $               (141) $         30  $      184
                                                ========== =============== ====================  ============  ==========

Level 3 Instruments
Full Year 2014
Still Held at December 31, 2014
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $          6  $       --
     State and political subdivisions..........         --              --                   --             2          --
     Commercial mortgage-backed................         --              --                   --           112          --
     Asset-backed..............................         --              --                   --             7          --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $        127  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                3,964            --          --
   Separate Accounts' assets...................         --              15                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         128
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            15 $              3,964  $        127  $      128
                                                ========== =============== ====================  ============  ==========

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2015 and 2014, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2015

                                 FAIR         VALUATION
                                 VALUE        TECHNIQUE        SIGNIFICANT UNOBSERVABLE INPUT       RANGE
                                ------- ---------------------- ------------------------------ -----------------
                                                              (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for-sale:

   Corporate................... $    61 Matrix pricing model                  Spread over the
                                                                            industry-specific
                                                                        benchmark yield curve 50 BPS - 565 BPS

                                    154 Market comparable                    EBITDA multiples   7.8X - 19.1X
                                          companies                             Discount rate   7.0% - 12.6%
                                                                          Cash flow Multiples   14.0X - 16.5X
---------------------------------------------------------------------------------------------------------------

   Asset-backed................       3 Matrix pricing model                 Spread over U.S.
                                                                               Treasury curve 30 BPS - 687 BPS
---------------------------------------------------------------------------------------------------------------

Other equity investments.......      10 Market comparable                    Revenue multiple    2.5X - 4.8X
                                          companies                    Marketability Discount       30.0%
---------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     271 Third party appraisal             Capitalization rate       4.9%
                                                                     Exit capitalization rate       5.9%
                                                                                Discount rate       6.7%

                                      7 Discounted cash flow                 Spread over U.S.
                                                                               Treasury curve
                                                                       Gross domestic product 280 BPS - 411 BPS
                                                                                         rate   0.0% - 1.09%
                                                                              Discount factor    2.3% - 5.9%
---------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....  10,570 Discounted cash flow                      Lapse Rates    0.6% - 5.7%
                                                                             Withdrawal rates    0.2% - 8.0%
                                                                       GMIB Utilization Rates    0.0% - 15%
                                                                         Non-performance risk  5 BPS - 18 BPS
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/.................     120 Discounted cash flow                      Lapse Rates    1.0% - 5.7%
                                                                             Withdrawal rates    0.0% - 7.0%
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2014

                                Fair         Valuation
                                Value        Technique         Significant Unobservable Input         Range
                               ------- ---------------------- --------------------------------- -----------------
                                                             (In Millions)
ASSETS:
Investments:
Fixed maturities,
  available-for-sale:

   Corporate.................. $    75 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 BPS - 590 BPS

                                   132 Market comparable
                                         companies                                Discount rate   11.2% - 15.2%
-----------------------------------------------------------------------------------------------------------------

   Asset-backed...............       5 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 30 BPS - 687 BPS
-----------------------------------------------------------------------------------------------------------------

Other equity investments......      20 Market comparable                       Revenue multiple    2.0X - 3.5X
                                         companies                                Discount rate       18.0%
                                                                                 Discount years         2
-----------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     234 Third party appraisal                Capitalization rate       5.2%
                                                                       Exit capitalization rate       6.2%
                                                                                  Discount rate       7.1%

                                     7 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product 238 BPS - 395 BPS
                                                                                           rate    0.0% - 2.4%
                                                                                Discount factor    1.3% - 5.4%
-----------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts....  10,711 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.2% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 15.0%
                                                                           Non-performance risk  5 BPS - 16 BPS
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL /(1)/...............     107 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.0% - 7.0%
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the tables above at December 31, 2015 and 2014, respectively, are approximately $865 million and $1,045 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 63.1% and 68.8% of total assets classified as Level 3 and represent only 0.6% and 0.7% of total assets measured at fair value on a recurring basis at December 31, 2015 and 2014 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2015 and 2014, respectively, are approximately $215 million and $207 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 51.2% and 54.4% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2015 and 2014, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2015 and 2014, are approximately 7.5% and 9.4%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AB for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 at December 31, 2015 and 2014, respectively, are approximately $32 million and $31 million private venture capital fund-of-fund investments of AB for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2015 and 2014, AB's aggregate unfunded commitments to these investments were approximately $3 million and $3 million, respectively.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2015 and 2014, primarily consist of a private real estate fund with a fair value of approximately $271 million and $234 million, a private equity investment with a fair value of approximately $2 million and $2 million and mortgage loans with fair value of approximately $5 million and $5 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $28 million and $7 million at December 31, 2015 and $11 million and $8 million at December 31, 2014, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $31 million and $42 million as of December 31, 2015 and 2014, respectively) are currently valued using projected AUM growth rates with a weighted average of 46.0%, revenue growth rates with a weighted average of 43.0%, and discount rates of 3.0% (using a cost of debt assumption). During the fourth quarters of 2015 and 2014, AB recorded changes in estimates of the contingent consideration payable relating to recent acquisitions of $7 million and $4 million, respectively.

   The carrying values and fair values at December 31, 2015 and 2014 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                   FAIR VALUE
                                              CARRYING ----------------------------------
                                               VALUE   LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              -------- ------- -------- -------- --------
                                                             (IN MILLIONS)
December 31, 2015:
MORTGAGE LOANS ON REAL ESTATE................ $  7,171 $    -- $     -- $  7,257 $  7,257
LOANS TO AFFILIATES..........................    1,087      --      795      390    1,185
POLICYHOLDERS LIABILITIES: INVESTMENT
  CONTRACTS..................................    7,825      --       --    7,930    7,930
POLICY LOANS.................................    3,393      --       --    4,343    4,343
SHORT-TERM DEBT..............................      584      --      584       --      584
SEPARATE ACCOUNT LIABILITIES.................    5,124      --       --    5,124    5,124
December 31, 2014:
Mortgage loans on real estate................ $  6,463 $    -- $     -- $  6,617    6,617
Loans to affiliates..........................    1,087      --    1,203       --    1,203
Policyholders liabilities: Investment
  contracts..................................    2,799      --       --    2,941    2,941
Policy loans.................................    3,408      --       --    4,406    4,406
Short-term debt..............................      688      --      700       --      700
Separate Account Liabilities.................    5,019      --       --    5,019    5,019

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and FHLBNY funding agreements and escrow shield plus product reserves are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2013................... $  1,772  $  4,561  $  6,333
  Paid guarantee benefits....................     (237)     (325)     (562)
  Other changes in reserve...................       91       (33)       58
                                              --------  --------  --------
Balance at December 31, 2013.................    1,626     4,203     5,829
  Paid guarantee benefits....................     (231)     (220)     (451)
  Other changes in reserve...................      334     1,661     1,995
                                              --------  --------  --------
Balance at December 31, 2014.................    1,729     5,644     7,373
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,570      (258)    1,312
                                              --------  --------  --------
Balance at December 31, 2015................. $  2,986  $  5,297  $  8,283
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                                 -------------
                                                                 (IN MILLIONS)
Balance at January 1, 2013...................................... $         844
  Paid guarantee benefits.......................................          (109)
  Other changes in reserve......................................            56
                                                                 -------------
Balance at December 31, 2013....................................           791
  Paid guarantee benefits.......................................          (114)
  Other changes in reserve......................................           155
                                                                 -------------
Balance at December 31, 2014....................................           832
  Paid guarantee benefits.......................................          (148)
  Other changes in reserve......................................           746
                                                                 -------------
Balance at December 31, 2015.................................... $       1,430
                                                                 =============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2015 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                               RETURN OF
                                                PREMIUM    RATCHET   ROLL-UP     COMBO     TOTAL
                                               ---------  --------  ---------  ---------  -------
                                                              (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................ $  13,037  $    132  $      78  $     244  $13,491
   Separate Accounts.......................... $  38,438  $  8,570  $   3,472  $  34,160  $84,640
  Net amount at risk, gross................... $     397  $    422  $   2,389  $  15,872  $19,080
  Net amount at risk, net of amounts
   reinsured.................................. $     397  $    302  $   1,616  $   6,743  $ 9,058
  Average attained age of contractholders.....      51.1      65.4       71.7       66.4     55.0
  Percentage of contractholders over age 70...       9.0%     35.4%      58.1%      38.2%    16.6%
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

GMIB:
-----
  Account values invested in:
   General Account............................       N/A       N/A  $      41  $     351  $   392
   Separate Accounts..........................       N/A       N/A  $  15,467  $  41,092  $56,559
  Net amount at risk, gross...................       N/A       N/A  $   1,179  $   6,232  $ 7,411
  Net amount at risk, net of amounts
   reinsured..................................       N/A       N/A  $     351  $   1,561  $ 1,912
  Weighted average years remaining until
   annuitization..............................       N/A       N/A        1.4        1.9      1.9
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

   The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $494 million and $508 million at December 31, 2015 and 2014, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios. The liability for SCS, SIO, MSO and IUL reflects the present value of expected future payments assuming the segments are held to maturity.

   In-force management

   The Company continues to proactively manage its in-force business. For example:

      . GMIB/GWBL LUMP SUM OPTION. In 2015, the Company added a lump sum option to certain contracts with GMIB and GWBL benefits. Prior to the addition of this option, if an eligible contractholder's adjusted account value fell to zero, the contractholder would automatically receive a stream of payments over his or her lifetime. With this option, eligible contractholders now have the ability to receive a percentage of the present value of those lifetime payments in a one-time lump sum payment.

      . GMDB/GMIB BUYBACK. Beginning in 2012, the Company initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. Most recently in 2015, the Company initiated a program to give contractholders an option to elect a full buyout of their rider or a new partial
          (50%) buyout of their rider.

   The Company believes that the lump sum option and buyback programs are mutually beneficial to both the Company and contractholders who no longer need or want the GMDB, GMIB or GWBL rider. As a result of the 2015 buyback program, the Company is assuming a change in the short-term behavior of remaining contractholders, as those who do not accept are assumed to be less likely to surrender their contract over the short term. The Company is also incorporating the expectation that some contractholders will utilize the new lump sum option product feature.

   Due to the difference in accounting recognition between the GMDB/GMIB and GWBL reserves and the fair value of the GMIB reinsurance contract asset, the net impact of the addition of the lump sum option to certain contracts and the 2015 buyback offer is an after-tax loss of $247 million, which was recognized in 2015. The net impact of a 2013 buyback that completed in 2014 was an after-tax loss of $29 million and $20 million to Net earnings in 2014 and 2013, respectively. For additional information, see "Accounting for VA Guarantee Features" in Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                 DECEMBER 31,
                                              ------------------
                                                2015     2014
                                              -------- ---------
                                                (IN MILLIONS)
GMDB:
-----
Equity....................................... $ 66,230 $  67,108
Fixed income.................................    2,686     3,031
Balanced.....................................   15,350    17,505
Other........................................      374       404
                                              -------- ---------
Total........................................ $ 84,640 $  88,048
                                              ======== =========

GMIB:
-----
Equity....................................... $ 43,874 $  43,850
Fixed income.................................    1,819     1,988
Balanced.....................................   10,696    12,060
Other........................................      170       186
                                              -------- ---------
Total........................................ $ 56,559 $  58,084
                                              ======== =========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2015, the total account value and net amount at risk of the hedged variable annuity contracts were $50,333 million and $7,841 million, respectively, with the GMDB feature and $32,740 million and $1,560 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

                                               DIRECT   REINSURANCE
                                              LIABILITY    CEDED       NET
                                              --------- -----------  --------
                                                       (IN MILLIONS)
Balance at January 1, 2013................... $     556 $      (310) $    246
  Other changes in reserves..................       273        (131)      142
                                              --------- -----------  --------
Balance at December 31, 2013.................       829        (441)      388
  Other changes in reserves..................       135        (114)       21
                                              --------- -----------  --------
Balance at December 31, 2014.................       964        (555)      409
  Other changes in reserves..................       120          16       136
                                              --------- -----------  --------
Balance at December 31, 2015................. $   1,084 $      (539) $    545
                                              ========= ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and$30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2015, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 4.1% and 48.4%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 19.6% and 54.6%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2015 and 2014 were $10,570 million and $10,711 million, respectively. The increases (decreases) in fair value were $(141) million, $3,964 million and $(4,297) million for 2015, 2014 and 2013, respectively.

   At December 31, 2015 and 2014, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,367 million, of which $2,005 million and $2,069 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Paul Revere Life Insurance Company (A rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2015 and 2014, affiliated reinsurance recoverables related to insurance contracts amounted to $2,009 million and $1,684 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   Reinsurance payables related to insurance contracts were $131 million and $74 million, at December 31, 2015 and 2014, respectively.

   The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $92 million and $110 million at December 31, 2015 and 2014, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2015 and 2014 were $744 million and $757 million, respectively.

   For affiliated reinsurance agreements see Note 11 "Related Party
   Transactions."

   The following table summarizes the effect of reinsurance:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)

Direct premiums.............................. $  820  $  844  $  848
Reinsurance assumed..........................    207     211     213
Reinsurance ceded............................   (539)   (541)   (565)
                                              ------  ------  ------
Premiums..................................... $  488  $  514  $  496
                                              ======  ======  ======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $  279  $  270  $  247
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  527  $  726  $  703
                                              ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $80 million and $78 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, $1,652 million and $1,714 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                              2015  2014  2013
                                              ----- ----- -----
                                                (IN MILLIONS)

Incurred benefits related to current year.... $  11 $  14 $  15
Incurred benefits related to prior years.....    22    16    10
                                              ----- ----- -----
Total Incurred Benefits...................... $  33 $  30 $  25
                                              ===== ===== =====
Benefits paid related to current year........ $  18 $  20 $  19
Benefits paid related to prior years.........    13    11    13
                                              ----- ----- -----
Total Benefits Paid.......................... $  31 $  31 $  32
                                              ===== ===== =====

10)SHORT-TERM DEBT

   Short-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2015   2014
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
AB:
  Commercial paper (with interest rates of
   0.5% and 0.3%)............................ $  584 $  489
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............     --    200
                                              ------ ------
Total short-term debt........................ $  584 $  689
                                              ====== ======

   Short-term Debt

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AB's and SCB LLC's business purposes, including the support of AB's $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2015, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   As of December 31, 2015 and 2014, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2015 and 2014, AB and SCB LLC did not draw upon the AB Credit Facility.

   In addition, SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $200 million, with AB named as an additional borrower, while one has no stated limit. As of December 31, 2015 and 2014, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new $382 million, seven year term loan with an interest rate of 4.0% was issued.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXA Arizona's $50 million note receivable from AXA for $56 million. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note pays interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   Other Transactions

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see Note 12.

   In third quarter 2013, AXA Equitable purchased, at fair value, MONY Life Insurance Company's ("MONY Life"), equity interest in limited partnerships for $53 million and MONY Life's CMBS portfolio for $31 million. MONY Life was a subsidiary of AXA Financial through October 1, 2013.

   The Company reimburses AXA Financial for expenses related to certain employee compensation and benefits. Such reimbursement is based on the cost to AXA Financial of the benefits provided which totaled $20 million, $29 million and $40 million, respectively, for 2015, 2014 and 2013.

   In 2015, 2014 and 2013, respectively, the Company paid AXA Distribution Holding Corporation ("AXA Distribution") and its subsidiaries $603 million, $616 million and $621 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $321 million, $325 million and $345 million, respectively, for their applicable share of operating expenses in 2015, 2014 and 2013, pursuant to Service agreement.

   AXA Distributors received $13 million, $2 million and $2 million in commissions and fees for the sale of MONY Life Insurance Company of America ("MONY America") insurance products in 2015, 2014 and 2013, respectively. AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona Company ("AXA Arizona"), a wholly-owned subsidiary of AXA Financial.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2015 and 2014, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,741 million and $8,560 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2015, 2014 and 2013 related to the UL and no lapse guarantee riders totaled approximately $453 million, $453 million and $474 million, respectively. Ceded claims paid in 2015, 2014 and 2013 were $54 million, $83 million and $70 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,099 million at December 31, 2015) and/or letters of credit ($3,205 million at December 31, 2015). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2015, 2014 and 2013 totaled approximately $21 million, $22 million and $21 million, respectively. Claims and expenses paid in 2015, 2014 and 2013 were $5 million, $10 million and $10 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. The reinsurance agreement was approved by the NYDFS with a retroactive effective date of January 1, 2015 and is due to expire on December 31, 2024. Premiums and expenses associated with the reinsurance agreement were $4 million in 2015.

   AXA Equitable provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with certain AXA Financial subsidiaries and affiliates to conduct their business. The associated costs related to the service agreement are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company. As a result of such allocations, AXA Equitable was reimbursed $94 million, $75 million and $148 million for 2015, 2014 and 2013, respectively.

   Both AXA Equitable and AB, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AB incurred expenses under such agreements of approximately $164 million, $173 million and $165 million in 2015, 2014 and 2013, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $14 million, $15 million and $24 million in 2015, 2014 and 2013, respectively. The net receivable (payable) related to these contracts was approximately $1 million and $3 million at December 31, 2015 and 2014, respectively.

   During 2015, 2014 and 2013 AXA Equitable FMG earned $707 million,
   $711 million and $690 million, respectively of Investment management and administrative fees from EQAT, VIP Trust, 1290 Funds (since inception in
   2014) and Other AXA Trusts. Accounts receivable from these transactions were $47 million and $48 million at December 31, 2015 and 2014, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

                                                 2015     2014     2013
                                               -------- -------- --------
                                                     (IN MILLIONS)
Investment advisory and services fees......... $  1,056 $  1,062 $  1,010
Distribution revenues.........................      415      433      455
Other revenues -- shareholder servicing fees..       85       91       91
Other revenues -- other.......................        5        6        6

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $18 million, $18 million and $0 million in 2015, 2014 and 2013, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a qualified defined benefit pension plan covering its eligible employees (including certain qualified part-time employees) and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AXA Equitable announced in the third quarter of 2013 that benefit accruals under the AXA Equitable QP would be discontinued after December 31, 2013. This plan curtailment resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $29 million, which was offset against existing deferred losses in AOCI, and recognition of a $3 million curtailment loss from accelerated recognition of existing prior service costs accumulated in OCI.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000. AB's benefits are based on years of credited service and average final base salary.

   Measurement Date

   The Company uses a December 31 measurement date for its pension plans.

   Contributions and Funding Policy

   For 2015, no cash contributions were made by AXA Equitable and AB to their respective qualified pension plans. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2015, no minimum contribution is required to be made to either plan in 2016 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2016. Similarly, AB currently does not plan to make a contribution to its pension plan during 2016.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
Service cost................................. $     8  $     9  $    40
Interest cost................................      93      107       99
Expected return on assets....................    (159)    (155)    (155)
Actuarial (gain) loss........................       1        1        1
Net amortization.............................     110      111      155
Curtailment..................................      --       --        3
                                              -------  -------  -------
Net Periodic Pension Expense................. $    53  $    73  $   143
                                              =======  =======  =======

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Projected benefit obligation, beginning of
  year....................................... $ 2,657  $ 2,463
Service cost.................................      --       --
Interest cost................................      93      107
Actuarial (gains) losses.....................      (6)     264
Benefits paid................................    (169)    (177)
Plan amendments and curtailments.............       1       --
                                              -------  -------
  Projected Benefit Obligation...............   2,576    2,657
Transfer to AXA Financial....................  (2,447)      --
                                              -------  -------
Projected Benefit Obligation, End of Year.... $   129  $ 2,657
                                              =======  =======

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Pension plan assets at fair value, beginning
  of year.................................... $ 2,473  $ 2,401
Actual return on plan assets.................      24      250
Contributions................................      --        6
Benefits paid and fees.......................    (175)    (184)
                                              -------  -------
Pension plan assets at fair value, end of
  year.......................................   2,322    2,473
PBO, immediately preceding the Transfer to
  AXA Financial..............................   2,576    2,657
                                              -------  -------
  Excess of PBO Over Pension Plan Assets,
   immediately preceding the Transfer to AXA
   Financial.................................    (254)    (184)
Transfer to AXA Financial.................... $   211  $    --
                                              -------  -------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $   (43) $  (184)
                                              =======  =======

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $43 million and $184 million at December 31, 2015 and 2014, respectively. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of those assets were $2,576 million and $2,322 million, respectively, at December 31, 2015 and $2,657 million and $2,473 million, respectively, at December 31, 2014.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2015 and 2014 that have not yet been recognized by AXA Equitable as components of net periodic pension cost. Not shown in the table at December 31, 2015 is approximately $1,193 million unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI transferred to AXA Financial due to the Assumption Transaction.

                                              DECEMBER 31,
                                              -------------
                                              2015   2014
                                              ----- -------
                                              (IN MILLIONS)
Unrecognized net actuarial (gain) loss....... $  49 $ 1,144
Unrecognized prior service cost (credit).....     1      --
                                              ----- -------
  Total...................................... $  50 $ 1,144
                                              ===== =======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $340,000 and $0, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   2015 -- Immediately following the Assumption Transaction, the total fair value of plan assets for the qualified pension plans of the Company at December 31, 2015 was approximately $86 million, all supporting the AB qualified retirement plan.

   2014 -- The tables below disclose the allocation of the approximately $2,473 million fair value of total plan assets for the qualified pension plans of the Company and their level of observability within the fair value hierarchy at December 31, 2014. At December 31, 2014, assets classified as Level 1, Level 2 and Level 3 comprised approximately 32.4%, 57.6% and 10.0%, respectively, of qualified pension plan assets. During 2014, there were no transfers in/out of the Level 3 plan asset classification; activity in Level 3 consisted only of actual returns of approximately $22 million on those assets. Except for an investment at December 31, 2014 of approximately $1 million in a private REIT through a pooled separate account, there were no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

                                              DECEMBER 31,
                                              ------------
                                               2015   2014
                                              -----  -----
Fixed Maturities.............................  24.0%  49.4%
Equity Securities............................  56.0   38.8
Equity real estate...........................    --    9.8
Cash and short-term investments..............    --    1.3
Other........................................  20.0    0.7
                                              -----  -----
  Total...................................... 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- ------
                                                      (IN MILLIONS)
DECEMBER 31, 2015:
ASSET CATEGORIES
Fixed Maturities:
  Other structured debt...................... $    -- $     9 $    -- $    9
Common and preferred equity..................      24      --      --     24
Mutual funds.................................      43      --      --     43
Private real estate investment trusts........      --      10      --     10
                                              ------- ------- ------- ------
   Total..................................... $    67 $    19 $    -- $   86
                                              ======= ======= ======= ======

                                              Level 1 Level 2  Level 3  Total
                                              ------- -------- ------- --------
                                                        (In Millions)
December 31, 2014:
Asset Categories
Fixed Maturities:
  Corporate.................................. $    -- $    833 $    -- $    833
  U.S. Treasury, government and agency.......      --      358      --      358
  States and political subdivisions..........      --       18      --       18
  Other structured debt......................      --        9       3       12
Common and preferred equity..................     743      177      --      920
Mutual funds.................................      46       --      --       46
Private real estate investment funds.........      --       --       1        1
Private real estate investment trusts........      --       10     242      252
Cash and cash equivalents....................      13       --      --       13
Short-term investments.......................      --       20      --       20
                                              ------- -------- ------- --------
   Total..................................... $   802 $  1,425 $   246 $  2,473
                                              ======= ======== ======= ========

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes by varying the asset allocation of a portfolio through investment in the overlay portfolios.

   Discount Rate and Other Assumptions

   The discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of the AXA Equitable QP reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under the AXA Equitable QP were discounted using a published high-quality bond yield curve for which AXA Equitable replaced its reference to the Citigroup-AA curve with the Citigroup Above-Median-AA curve beginning in 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million in 2014. At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $4 million in 2015.

   In fourth quarter 2015, the Society of Actuaries (SOA) released MP-2015, an update to the mortality projection scale issued last year by the SOA, indicating that while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested. For the year ended December 31, 2015 valuations of its defined benefits plans, AXA Equitable considered this new data as well as observations made from current practice regarding how best to estimate improved trends in life expectancies. As a result, AXA Equitable concluded to change the mortality projection scale used to measure and report its defined benefit obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and more aligned to current thinking in practice with respect to projections of mortality improvements. Adoption of that change increased the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $83 million. At December 31, 2014, AXA Equitable modified its then-current use of Scale AA by adopting 125% Scale AA and introduced additional refinements to its projection of assumed mortality, including use of a full generational approach, thereby increasing the year-end 2014 valuation of the AXA Equitable QP PBO by approximately $54 million.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2015 and 2014. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                                                    DECEMBER 31,
                                                                    -----------
                                                                    2015   2014
                                                                    -----  -----
Discount rates:
   AXA Equitable QP, immediately preceding Transfer to AXA
     Financial..................................................... 3.98%    N/A
   Other AXA Equitable defined benefit plans....................... 3.66%    N/A
   AB Qualified Retirement Plan....................................  4.3%    N/A
  Benefits obligations (aggregate methodology for 2014)............   N/A   3.6%
  Periodic cost....................................................  3.6%   3.6%

Rates of compensation increase:
  Benefit obligation............................................... 6.00%  6.00%
  Periodic cost.................................................... 6.46%  6.00%

Expected long-term rates of return on pension plan assets
  (periodic cost).................................................. 6.75%  6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under the AXA Equitable QP were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $6 million, $10 million and $10 million for 2015, 2014 and 2013, respectively.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2016, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2015 and include benefits attributable to estimated future employee service.

                                                                     PENSION
                                                                    BENEFITS
                                                                  --------------
                                                                  (IN MILLIONS)

2016............................................................. $            6
2017.............................................................              4
2018.............................................................              5
2019.............................................................              6
2020.............................................................              5
Years 2021 - 2025................................................             36

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2015, 2014 and 2013 for share-based payment arrangements as further described herein are as follows:

                                              2015  2014  2013
                                              ----- ----- ----
                                                (IN MILLIONS)
Performance Units/Shares..................... $  18 $  10 $ 43
Stock Options................................     1     1    2
AXA Shareplan................................    16    10   13
AB Stock Options.............................    --    --   (4)
AB Restricted Units..........................   174   171  286
Other Compensation plans/(1)/................     2    --   --
                                              ----- ----- ----
Total Compensation Expenses.................. $ 211 $ 192 $340
                                              ===== ===== ====

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Share Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under the AXA Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted stock options in years prior to 2014.

   Performance Units and Performance Shares

   2015 GRANT. On June 19, 2015, under the terms of the 2015 Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. The extent to which 2015-2017 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015, the expense associated with the June 19, 2015 grant of performance shares were $8 million.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of 2,273,008 performance units earned under the terms of the AXA Performance Unit Plan 2012.

   2014 GRANT. On March 24, 2014, under the terms of the 2014 Performance Share Plan, AXA awarded approximately 2 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares will vest and be settled on the third anniversary of the award date; the second tranche of these performance shares will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015 and 2014, the expense associated with the March 24, 2014 grant of performance shares was approximately $4 million and $9 million, respectively.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 986,580 performance units earned under the terms of the AXA Performance Unit Plan 2011.

   2013 GRANT. On March 22, 2013, under the terms of the 2013 Performance Share Plan, AXA awarded approximately 2.2 million unearned performance shares to employees of AXA Equitable. 119.58% of the unearned performance shares were earned based on the performance of AXA and the insurance-related business of AXA Financial Group. The earned performance shares will vest and be settled on the third anniversary of the award date. The plan will settle in shares to all participants. In 2015, 2014 and 2013, the expense associated with the March 22, 2013 grant of performance shares was approximately $7 million, $2 million and $11 million, respectively.

   50% SETTLEMENT OF 2010 GRANT IN 2013. On April 4, 2013, cash distributions of approximately $7 million and share distributions of approximately $49,000 were made to active and former AXA Equitable employees in settlement of 390,460 performance units, representing the remaining 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. Cash distributions of approximately $9 million in settlement of approximately 539,000 performance units, representing the first 50 percent of the performance units earned under the terms of the AXA Performance Unit Plan 2010 were distributed in April 2012.

   For 2015, 2014 and 2013, the Company recognized compensation costs of $18 million, $10 million and $43 million, respectively, for performance shares and units earned to date. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2015 and 2014 was $0 and $58 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2016 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2015-2017 and 2014-2016 performance targets will determine the number of performance shares earned under those awards, respectively.

   Stock Options

   2015 GRANT. On June 19, 2015, 442,885 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 22.90 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 244,597 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.58 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $333,000.

   2014 GRANT. On March 24, 2014, 395,720 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 214,174 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015 and 2014, the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $216,000 and $345,000, respectively.

   2013 GRANT On March 22, 2013, approximately 457,000 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 13.81 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 246,000 of the total options awarded on March 22, 2013 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 22, 2013 have a ten-year term. The weighted average grant date fair value per option award was estimated at $1.79 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 31.27%, a weighted average expected term of 7.7 years, an expected dividend yield of 7.52% and a risk-free interest rate of 1.34%. The total fair value of these options (net of expected forfeitures) of $818,597 is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, 2014 and 2013, the Company recognized expenses associated with the March 22, 2013 grant of options of approximately $71,000, $131,000 and $357,000, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AB option plans during 2015 follows:

                                                                             Options Outstanding
                                              ----------------------------------------------------------------------------------
                                                   AXA Ordinary Shares            AXA ADRs/(3)/            AB Holding Units
                                              ----------------------------   ------------------------ --------------------------
                                                               Weighted                    Weighted                    Weighted
                                                Number         Average         Number      Average        Number       Average
                                              Outstanding      Exercise      Outstanding   Exercise     Outstanding    Exercise
                                              (In 000's)        Price        (In 000's)     Price       (In 000's)      Price
                                              -----------  ---------------   -----------  ----------- --------------  ----------

Options Exercisable at January 1, 2015.......    16,837.9  (Euro)    21.39       1,105.2  $     25.53        5,942.4  $    45.03
Options granted..............................       444.0  (Euro)    22.90            --  $        --           29.1  $    31.74
Options exercised............................    (4,196.7) (Euro)    18.26        (510.7) $     25.33         (541.1) $    17.06
Options forfeited, net.......................      (483.1) (Euro)    22.75        (553.5) $     25.59          (23.1) $    89.95
Options expired/reinstated...................          --               --            --           --           (8.8) $    45.45
                                              -----------                    -----------              --------------
Options Outstanding at December 31, 2015.....    12,602.1  (Euro)    21.39          41.0  $     27.28        5,398.5  $    47.59
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)    --/(2)/              $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................         3.0                           2.36                        2.90
                                              ===========                    ===========              ==============
Options Exercisable at December 31, 2015.....    10,074.6  (Euro)    22.50          40.9  $     27.28        4,736.7       43.04
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)       --                $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................        2.48                           2.36                        2.90
                                              ===========                    ===========              ==============

  /(1)/Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2015 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   Cash proceeds received from exercises of stock options in 2015 was $13 million. The intrinsic value related to exercises of stock options during 2015, 2014 and 2013 were approximately $200,000, $3 million and $14 million respectively, resulting in amounts currently deductible for tax purposes of approximately $70,000, $1 million, and $5 million, respectively, for the periods then ended. In 2015, 2014 and 2013, windfall tax benefits of approximately $70,000, $1 million and $5 million, respectively, resulted from exercises of stock option awards.

   At December 31, 2015, AXA Financial held 2,262 AXA ordinary shares in treasury at a weighted average cost of $24.86 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2015, 2014 and 2013, respectively.

                                                   AXA Ordinary Shares             AB Holding Units
                                              ----------------------------  ------------------------------
                                                2015      2014      2013      2015     2014       2013
                                              --------  --------  --------  -------  -------  ------------

Dividend yield...............................     6.29%     6.38%     7.52%     7.1%     8.4%  8.0 - 8.3%
Expected volatility..........................    23.68%    29.24%    31.27%    32.1%    48.9% 49.7 - 49.8%
Risk-free interest rates.....................     0.92%     1.54%     1.34%     1.5%     1.5%  0.8 - 1.7%
Expected life in years.......................      8.2       8.2       7.7      6.0      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   1.73  $   2.89  $   1.79  $  4.13  $  4.78  $       5.44

   For 2015, 2014 and 2013, the Company recognized compensation costs (credits) for stock options of $1 million, $1 million and $(2) million, respectively. As of December 31, 2015, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.48 years.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares Likewise, AB awards restricted AB Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AB Holding units that vest ratably over three years are made to eligible AB employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   AXA Equitable has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2015, 2014 and 2013, respectively, the Company recognized compensation costs of $174 million, $171 million and $286 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for RSUs. At December 31, 2015, approximately 19.8 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2015, approximately $36 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of
   3.20 years.

   The following table summarizes restricted AXA ordinary share activity for 2015. In addition, approximately 44,333 RSUs were granted during 2015 with graded vesting over a 3-year service period.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2015...............     51,460 $    15.37
Granted......................................     10,578 $    23.25
Vested.......................................     28,028 $    14.63
                                              ---------- ----------
Unvested as of December 31, 2015.............     34,010 $    18.43
                                              ========== ==========

   Restricted AXA Ordinary shares vested in 2015, 2014 and 2013 had aggregate vesting date fair values of approximately $1 million, $1 million and $1 million, respectively.

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction. For the years ended December 31, 2015, 2014 and 2013, the Company recognized compensation expense of approximately $327,800, $350,300, and $350,000 for these unrestricted share awards.

   AXA Shareplan

   2015 AXA SHAREPLAN. In 2015, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly-issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2015. Eligible employees and financial professionals could have reserved a share purchase during the reservation period from August 31, 2015 through September 14, 2015 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 22, 2015 through October 27, 2015. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 21, 2015 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $20.17 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 8.57% formula discounted price of $23.05 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2015 which is July 1, 2020. All subscriptions became binding and irrevocable on October 27, 2015.

   The Company recognized compensation expense of $16 million, $10 million and $13 million in 2015, 2014 and 2013 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2015, 2014 and 2013 primarily invested under Investment Option B for the purchase of approximately 5 million, 5 million and 5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2015, 2014 and 2013, respectively, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $281,000, $295,000 and $278,000.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of AXA Equitable, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AB implemented changes to AB's employee long-term incentive compensation award. AB amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, the Company's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AB engages in open-market purchases of AB Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2015 and 2014, AB purchased 8.5 million and 3.6 million Holding units for $218 million and $93 million respectively. These amounts reflect open-market purchases of 5.8 million and 0.3 million Holding units for $151 million and $7 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2015, AB granted to employees and eligible directors 7.4 million restricted AB Holding unit awards (including 7.0 million granted in December for 2015 year-end awards). During 2014, AB granted to employees and eligible directors 7.6 million restricted AB Holding awards (including 6.6 million granted in December 2013 for 2014 year-end awards). Prior to third quarter 2014, AB funded these awards by allocating previously repurchased Holding units that had been held in its consolidated rabbi trust.

   During 2015 and 2014, AB Holding issued 0.5 million and 1.1 million Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $9 million and $19 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued Holding units.

   Effective July 1, 2013, management of AB and AB Holding retired all unallocated Holding units in AB's consolidated rabbi trust. To retire such units, AB delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AB units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AB's and AB Holding's units outstanding decreased by approximately
   13.1 million units. AB and AB Holding intend to retire additional units as AB purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AB units, as was done in December 2013.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AB totaling $173 million, $173 million and $156 million for 2015, 2014 and 2013, respectively. The cost of the 2015 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AB 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and eligible directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued Holding units. As of December 31, 2015, 302,443 options to buy Holding units had been granted and 47.2 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 12.5 million Holding units were available for grant as of December 31, 2015.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $      (36) $    (552) $      197
  Deferred (expense) benefit.................       (150)    (1,143)      1,876
                                              ----------  ---------  ----------
Total........................................ $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)

Expected income tax (expense) benefit........ $     (578) $  (2,140) $    1,858
Noncontrolling interest......................        124        119         101
Separate Accounts investment activity........        181        116         122
Non-taxable investment income (loss).........          8         12          20
Tax audit interest...........................          1         (6)        (14)
State income taxes...........................          1         (4)         (6)
AB Federal and foreign taxes.................          2          4           2
Tax settlement...............................         77        212          --
Other........................................         (2)        (8)        (10)
                                              ----------  ---------  ----------
Income tax (expense) benefit................. $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   In second quarter 2014 the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                                  DECEMBER 31, 2015         December 31, 2014
                                              ------------------------- -------------------------
                                               ASSETS     LIABILITIES    Assets     Liabilities
                                              --------- --------------- --------- ---------------
                                                                 (IN MILLIONS)

Compensation and related benefits............ $     110 $            -- $     150 $            --
Reserves and reinsurance.....................        --           1,740        --           1,785
DAC..........................................        --           1,253        --           1,162
Unrealized investment gains or losses........        --             134        --             614
Investments..................................        --           1,437        --           1,490
Net operating losses and credits.............       424              --       512              --
Other........................................        --              25       112              --
                                              --------- --------------- --------- ---------------
Total........................................ $     534 $         4,589 $     774 $         5,051
                                              ========= =============== ========= ===============

   As of December 31, 2015, the Company had $424 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2015, $255 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately $103 million would need to be provided if such earnings were remitted.

   At December 31, 2015 and 2014, of the total amount of unrecognized tax benefits $344 million and $397 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2015 and 2014 were $52 million and $77 million, respectively. For 2015, 2014 and 2013, respectively, there were $(25) million, $(43) million and $15 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                 2015       2014      2013
                                              ---------  ---------  --------
                                                       (IN MILLIONS)

Balance at January 1,........................ $     475  $     592  $    573
Additions for tax positions of prior years...        44         56        57
Reductions for tax positions of prior years..      (101)      (181)      (38)
Additions for tax positions of current year..        --          8        --
                                              ---------  ---------  --------
Balance at December 31,...................... $     418  $     475  $    592
                                              =========  =========  ========

   During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns. The IRS commenced their examination of the 2008 and 2009 tax years in 2015. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                          DECEMBER 31,
                                              -----------------------------------
                                                 2015        2014         2013
                                              ----------  ----------  -----------
                                                         (IN MILLIONS)

Unrealized gains (losses) on investments..... $      241  $    1,122  $       153
Foreign currency translation adjustments.....        (58)        (33)         (12)
Defined benefit pension plans................        (12)       (780)        (757)
                                              ----------  ----------  -----------
Total accumulated other comprehensive income
  (loss).....................................        171         309         (616)
                                              ----------  ----------  -----------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................         57          42           13
                                              ----------  ----------  -----------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $      228  $      351  $      (603)
                                              ==========  ==========  ===========

   Immediately preceding the Assumption Transaction, the AXA Equitable QP had approximately $1,193 million unrecognized net actuarial losses in AOCI that were transferred to AXA Financial, resulting in an increase in AOCI and a decrease in additional paid in capital of $1,193 million ($772 million net of tax), the net impact to AXA Equitable's consolidated Shareholder's Equity was $0.

   The components of OCI for the past three years, net of tax, follow:

                                                  2015        2014       2013
                                               ----------  ---------  ----------
                                                         (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period......... $      (25) $     (21) $      (12)
  (Gains) losses reclassified into net
   earnings (loss) during the period..........         --         --          --
                                               ----------  ---------  ----------
  Foreign currency translation adjustment.....        (25)       (21)        (12)
                                               ----------  ---------  ----------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year............................     (1,020)     1,043      (1,550)
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/.......         12         37          49
                                               ----------  ---------  ----------
Net unrealized gains (losses) on investments..     (1,008)     1,080      (1,501)
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other...................................        127       (111)        302
                                               ----------  ---------  ----------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $(480), $529 and
  $(654)).....................................       (881)       969      (1,199)
                                               ----------  ---------  ----------
Change in defined benefit plans:
  Net gain (loss) arising during the year.....         --        (95)        198
  Prior service cost arising during the year..         --         --          --
  Less: reclassification adjustments to net
  earnings (loss) for:/(2)/
   Amortization of net (gains) losses
     included in net periodic cost............         (4)        72         101
   Amortization of net prior service credit
     included in net periodic cost............         --         --          --
                                               ----------  ---------  ----------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(15) and $161).......................         (4)       (23)        299
                                               ----------  ---------  ----------
Total other comprehensive income (loss), net
  of income taxes.............................       (910)       925        (912)
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest.....         15         29          (8)
                                               ----------  ---------  ----------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable............... $     (895) $     954  $     (920)
                                               ==========  =========  ==========

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(6) million, $(19) million and $(26) million for 2015, 2014 and 2013, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $(39) million and $(54) million for 2015, 2014 and 2013, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2016 and the four successive years are $216 million, $215 million, $201 million, $189 million, $166 million and $946 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2016 and the four successive years is $32 million, $31 million, $30 million, $30 million, $13 million and $67 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2015, 2014 and 2013, respectively, AXA Equitable recorded $3 million, $42 million and $85 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 and 2013 included pre-tax charges of $25 million and $52 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                       DECEMBER 31,
                                              -----------------------------
                                                2015       2014      2013
                                              --------  ---------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    113  $     122  $     52
Additions....................................       10         21       140
Cash payments................................      (32)       (24)      (66)
Other reductions.............................       (2)        (6)       (4)
                                              --------  ---------  --------
Balance, End of Year......................... $     89  $     113  $    122
                                              ========  =========  ========

   During 2013, AB recorded $28 million of pre-tax real estate charges related to a global office space consolidation plan. The charges reflected the net present value of the difference between the amount of AB's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges. Included in the 2013, real estate charge was a charge of $17 million related to additional sublease losses resulting from the extension of sublease marketing periods. AB will compare current sublease market conditions to those assumed in their initial write-offs and record any adjustments if necessary.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2015, these arrangements include commitments by the Company to provide equity financing of $568 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2015. The Company had $866 million of commitments under existing mortgage loan agreements at December 31, 2015.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $400 million for the three of SCB LLC's three uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $361 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2015 AB had funded $32 million of this commitment.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2015, AB had funded $1 million of this commitment.

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2015, AB had funded $6 million of this commitment.

   In December 2015, AB provided a 60 day guarantee to a commercial bank for borrowings by a company-sponsored fund up to a maximum of $50 million. The bank provided the fund with a limited partner subscription line for the unfunded commitments of the fund's limited partners. The fund is expected to repay the bank by calling capital from the limited partners. To the extent the fund is not able to repay the loan to the bank, AB will repay the loan under the guarantee, up to $50 million. The fund will repay AB for all amounts paid by AB under the guarantee.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") ("Sivolella Litigation"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and AXA Equitable FMG filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. AXA Equitable FMG ("Sanford Litigation"). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to AXA Equitable FMG for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

   In April 2013, the plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the Investment Company Act for recovery of alleged excessive fees paid to AXA Equitable FMG in its capacity as administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs' experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of defendants' experts. In August 2015, the Court denied Plaintiffs' motions in limine and also denied both parties motions for summary judgment. The trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments are scheduled to occur in May 2016 following post-trial briefing.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, entitled Andrew Yale, on behalf of himself and all others similarly situated v. AXA Life Insurance Company F/K/A AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In June 2014, AXA Equitable filed a motion to dismiss the complaint on procedural grounds, which was denied in October 2014. In February 2015, plaintiffs substituted two new named plaintiffs and the action is now entitled Ross v. AXA Equitable Life Insurance Company. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In August 2015, plaintiffs filed a notice of appeal.

   In April 2015, the same plaintiffs' law firm filed a second action in the United States District Court for the Southern District of New York on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief (return of all premium paid by class members) as the first action on behalf of life insurance policyholders. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as Ross. In October 2015, plaintiff filed a notice of appeal.

   A lawsuit was filed in the Supreme Court of the State of New York, County of Westchester, Commercial Division ("New York state court") in June 2014, entitled Jessica Zweiman, Executrix of the Estate of Anne Zweiman, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of "all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the ATM Strategy, and who suffered injury as a result thereof." Plaintiff asserts that AXA Equitable breached the variable annuity contracts by implementing the volatility management tool. The lawsuit seeks unspecified damages. In July 2014, AXA Equitable filed a notice of removal to the United States District Court for the Southern District of New York. In September 2015, the New York federal district court granted AXA Equitable's motion to dismiss the Complaint. In October 2015, plaintiff filed a notice of appeal. In February 2016, plaintiff voluntarily dismissed her appeal.

   In November 2014, one of the plaintiff's law firms in Zweiman filed a separate lawsuit entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company in the Superior Court of New Jersey, Camden County ("New Jersey state court"). This lawsuit is a putative class action on behalf of "all AXA [Equitable] variable life insurance policyholders who allocated funds from their Policy Accounts to investments in AXA's Separate Accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof" and asserts a claim for breach of contract similar to the claim in Zweiman. In February 2016, the New Jersey State Court dismissed the Complaint.

   In August 2015, another of the plaintiff's law firms in Zweiman filed a third lawsuit entitled Richard T. O'Donnell, on behalf of himself and all other similarly situated v. AXA Equitable Life Insurance Company in Connecticut Superior Court, Judicial Division of New Haven ("Connecticut state court"). This lawsuit purports to cover the same class definition, makes substantially the same allegations, and seeks the same relief as in Zweiman. In November 2016, the Connecticut federal district court transferred the action to the United States District Court for the Southern District of New York.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AB received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AB Limited (one of AB's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. Philips has alleged damages ranging between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. AB believes that it has strong defenses to these claims, which were set forth in AB's October 12, 2012 response to the Letter of Claim and AB's June 27, 2014 Statement of Defence in response to the Claim, and AB intends to defend this matter vigorously.

           ---------------------------------------------------------

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. In addition, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against businesses in the jurisdictions in which AXA Equitable and its subsidiaries do business, including actions and proceedings related to alleged discrimination, alleged breaches of fiduciary duties in connection with qualified pension plans and other general business-related matters. Some of the matters have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,525 million during 2016. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2015, 2014 and 2013, respectively, AXA Equitable's statutory net income (loss) totaled $2,038 million, $1,664 million and $(28) million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,895 million and $5,793 million at December 31, 2015 and 2014, respectively. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends. In 2013, AXA Equitable paid $234 million in shareholder dividends and transferred approximately
   10.9 million in Units of AB (fair value of $234 million) in the form of a dividend to AEFS.

   At December 31, 2015, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014 and 2013 AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million and $500 million, respectively, of outstanding surplus notes to AXA Financial.

   At December 31, 2015 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2015.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2015         2014        2013
                                              ----------  -----------  ----------
                                                         (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/............................... $    6,822  $    12,656  $      (54)
Investment Management/(2)/...................      3,025        3,011       2,915
Consolidation/elimination....................        (28)         (27)        (21)
                                              ----------  -----------  ----------
Total Revenues............................... $    9,819  $    15,640  $    2,840
                                              ==========  ===========  ==========

  /(1)/Includes investment expenses charged by AB of approximately $45 million, $40 million and $37 million for 2015, 2014 and 2013, respectively, for services provided to the Company.
  /(2)/Intersegment investment advisory and other fees of approximately $73 million, $67 million and $58 million for 2015, 2014 and 2013, respectively, are included in total revenues of the Investment Management segment.

                                                  2015        2014        2013
                                              -----------  ---------- -----------
                                                         (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM OPERATIONS,
BEFORE INCOME TAXES:
Insurance.................................... $     1,033  $    5,512 $    (5,872)
Investment Management/(1)/...................         618         603         564
Consolidation/elimination....................          (1)         --          (1)
                                              -----------  ---------- -----------
Total Earnings (Loss) from Operations,
  before Income Taxes........................ $     1,650  $    6,115 $    (5,309)
                                              ===========  ========== ===========

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                             DECEMBER 31,
                                                        ----------------------
                                                           2015        2014
                                                        ----------  ----------
                                                             (IN MILLIONS)
SEGMENT ASSETS:
Insurance.............................................. $  182,738  $  184,018
Investment Management..................................     11,895      11,990
Consolidation/elimination..............................         (7)         (3)
                                                        ----------  ----------
Total Assets........................................... $  194,626  $  196,005
                                                        ==========  ==========

   In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $460 million and $415 million which have been segregated in a special reserve bank custody account at December 31, 2015 and 2014, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2015 and 2014 are summarized below:

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------- -----------  ------------ ------------
                                                                (IN MILLIONS)
2015
----
Total Revenues............................... $    3,567 $       220   $     5,714 $        318
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,437 $     1,973   $     2,375 $      1,384
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $      854 $    (1,025)  $     2,275 $       (640)
                                              ========== ===========   =========== ============

2014
----
Total Revenues............................... $    3,706 $     3,524   $     3,754 $      4,656
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,195 $     2,342   $     2,186 $      2,802
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $    1,056 $     1,038   $     1,077 $      1,249
                                              ========== ===========   =========== ============

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016 TO THE CURRENT PROSPECTUSES AND SUPPLEMENTS TO THE PROSPECTUSES FOR:



..   EQUI-VEST(R) (SERIES 201)
..   EQUI-VEST(R) STRATEGIES/SM/ (SERIES 900)

..   EQUI-VEST(R) STRATEGIES/SM/ (SERIES 901)


--------------------------------------------------------------------------------

This Supplement relates to the Structured Investment Option which is currently available under our EQUI-VEST(R) (Series 201), EQUI-VEST(R) Strategies/SM/ (Series 900) and EQUI-VEST(R) Strategies/SM/ (Series 901) contracts. Any amount that you decide to invest in the Structured Investment Option would be invested in one of the "Segments" of the Structured Investment Option, each of which has a limited duration (a "Segment Duration"). The Structured Investment Option may not currently be available under your contract or in your state.


The purpose of this Supplement is solely to add to your current prospectuses (collectively, the "EQUI-VEST(R) prospectus") a very limited amount of information about the Structured Investment Option. Much more complete information about the Structured Investment Option is contained in a separate Structured Investment Option prospectus dated May 1, 2016. All of the information in the EQUI-VEST(R) prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to the EQUI-VEST(R) prospectus) or in the Structured Investment Option prospectus.


Accordingly, you should read this Supplement in conjunction with your EQUI-VEST(R) prospectus and the Structured Investment Option prospectus (and any other supplements thereto). This Supplement incorporates your EQUI-VEST(R) prospectus (and any other supplements thereto) and the Structured Investment Option prospectus (and any other supplements thereto) by reference. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your EQUI-VEST(R) prospectus.

CHARGES FOR THE STRUCTURED INVESTMENT OPTION

If you allocate any of your account value to the Structured Investment Option, a charge or deduction could result. To reflect these, the following item is added to the chart entitled "Charges we periodically deduct from your account value" under "Fee table" in your EQUI-VEST(R) prospectus:

-----------------------------------------------------------------------------
 ADJUSTMENTS FOR EARLY SURRENDER OR OTHER DISTRIBUTION FROM A SEGMENT
-----------------------------------------------------------------------------
 WHEN CALCULATION IS MADE                MAXIMUM AMOUNT THAT MAY BE LOST/(1)/
-----------------------------------------------------------------------------
Segment Interim Value is applied on      90% of Segment
surrender or other distribution          Investment
(including loans and charges) from a
Segment prior to its Segment Maturity
Date
-----------------------------------------------------------------------------

Notes:

(1)The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date, as discussed in detail under "Appendix I" in your Structured Investment Option prospectus. The maximum loss would occur if there is a total distribution for a Segment with a -10% buffer at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate.

This fee table applies specifically to the Structured Investment Option and should be read in conjunction with the fee table in your EQUI-VEST(R) contract prospectus.

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

If you allocate any account value to the Structured Investment Option, our procedures for allocating contract fees and charges among the investment options you are using is significantly different than in the absence of the Structured Investment Option. Accordingly, the following paragraphs are added to the "Charges and expenses" section.

PRONVEST MANAGED ACCOUNT SERVICE CHARGE

ProNvest charges a quarterly fee at an annual rate up to 0.60% of your Non-Personal Income Benefit variable investment options. The amount of the fee may be lower and varies among broker-dealers.

For EQUI-VEST(R) (Series 201) and EQUI-VEST(R) Strategies/SM/ (Series 901), this fee will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If those amounts are insufficient, the charge will be deducted from the Segment Holding Account, then pro rata from the Segments. This fee will not be deducted from amounts invested in the Personal Income Benefit variable investment options.

For EQUI-VEST(R) Strategies/SM/ (Series 900), this fee will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If those amounts are insufficient, this charge will be deducted pro rata from your fixed maturity options. If there are still insufficient funds, the charge will be deducted from the Segment Holding Account, then pro rata from the Segments. This fee will not be deducted from amounts invested in the Personal Income Benefit variable investment options.


                   IM-11-04 (5/16)                                  Cat# 146267
                   EV 201, 900 and 901  NB/IF                            #96807

SEPARATE ACCOUNT ANNUAL EXPENSES

Under the provisions of your EQUI-VEST(R) contract, we deduct a daily charge(s) from the net assets in each variable investment option and Segment Holding Account to compensate us for mortality and expense risks and other expenses. The Segment Holding Account is part of the EQ/Money Market variable investment option available under your EQUI-VEST(R) contract.

For amounts held in the Segment Holding Account, we may waive this charge(s) under certain conditions on a non-guaranteed basis. If the return on the EQ/Money Market variable investment option on any day is positive, but lower than the amount of this charge(s), then we will waive the difference between the two, so that you do not receive a negative return. If the return on the EQ/Money Market variable investment option on any day is negative, we will waive this charge(s) entirely for that day, although your account value would be reduced by the negative performance of the EQ/Money Market variable investment option itself. This waiver applies only to amounts held in the Segment Holding Account portion of the EQ/Money Market variable investment option and is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. We reserve the right to change or cancel this provision at any time. For more information, please see "Charges and Expenses" in your EQUI-VEST(R) variable annuity prospectus.

ANNUAL ADMINISTRATIVE CHARGE

For EQUI-VEST(R) (Series 201) and EQUI-VEST Strategies/SM/ (Series 901), the annual administrative charge will be deducted from the account value in the variable investment options and the guaranteed interest option on a pro rata basis on the last business day of each contract year. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any remaining portion of the charge or the total amount of the charge, as applicable, will be deducted from the account for special dollar cost averaging. If there are insufficient funds the charge will then be deducted from the Segment Holding Account, and then pro rata from the Segments.

For EQUI-VEST(R) Strategies/SM/ (Series 900), the annual administrative charge will be deducted from the account value in the variable investment options and the guaranteed interest option on a pro rata basis on the last business day of each contract year. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any remaining portion of the charge or the total amount of the charge, as applicable, will be deducted from the fixed maturity options. If there are insufficient funds the charge will then be deducted from the Segment Holding Account, then pro rata from the Segments.

ENHANCED DEATH BENEFIT CHARGE
(FOR EQUI-VEST(R) STRATEGIES SERIES 900 AND 901 CONTRACTS)

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options for EQUI-VEST(R) Strategies/SM/ (Series 900) or from the account for special dollar cost averaging for EQUI-VEST(R) Strategies/SM/ (Series 901), to the extent you have value in those investment options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment. If those amounts are insufficient, we will make up the required amounts from the Segment Holding Account and then pro rata from the Segments.

If your account value is insufficient to pay this charge, your certificate will terminate without value and you will lose any applicable guaranteed benefits.

PLAN OPERATING EXPENSE CHARGE

Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense from your account value and to remit the amount withdrawn to either your Employer or your Employer's designee. The amount to be withdrawn is determined by your Employer; we will have no responsibility for determining that such amount is necessary and proper under the terms of your Employer's plan.

For EQUI-VEST(R) (Series 201) and EQUI-VEST(R) Strategies (Series 901), the Plan operating expense charge will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds, we will deduct the charge from the Segment Holding Account, then pro rata from the Segments. If there are still insufficient funds, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

For EQUI-VEST(R) Strategies (Series 900), the Plan operating expense charge will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the fixed maturity options. If there are insufficient funds, we will deduct the charge from the Segment Holding Account, then pro rata from the Segments. If there are still insufficient funds, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

ANNUAL LOAN RECORD-KEEPING CHARGE
(FOR EQUI-VEST(R) (SERIES 901) CONTRACTS)

A $6.25 charge will be deducted from your account value on the last Friday of each calendar quarter to compensate us for record-keeping expenses associated with the loan. If that Friday is a holiday, the charge will be deducted on the last business day preceding that Friday.

The charge will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds, we will deduct the charge from the Segment Holding Account, then pro rata from the Segments. If there are still insufficient funds, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.





  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
EQUI-VEST(R) Strategies/SM/ is issued by and is a service mark of AXA Equitable.

     Distributed by affiliate AXA Advisors, LLC, and for certain contracts co-distributed by affiliate AXA Distributors, LLC,
               1290 Avenue of the Americas, New York, NY 10104.


   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                 The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statements of Additional Information.

         (b)     Exhibits.

                 The following exhibits correspond to those required by paragraph (b) of Item 24 as to exhibits in Form N-4:

         1.      Board of Directors Resolutions.

                 (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with Registration Statement No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998, and incorporated herein by reference.

                 (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with Registration Statement
                            No. 2-30070 on April 24, 1995, refiled
                            electronically on July 10, 1998, and incorporated herein by reference.

         2.      Custodial Agreements. Not applicable.

         3.      Underwriting Contracts.

                 (a)        Distribution Agreement, dated as of
                            January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

                 (a)(i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

                 (a)(ii) Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                 (a)(iii) Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) on April 19, 2016.

            (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, previously filed with Registration Statement (File No. 2-30070) on April 19, 2001, and incorporated herein by reference.

            (c) Transition Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with Registration Statement (File No. 2-30070) on April 19, 2001, and incorporated herein by reference.

            (d) General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement (File No. 2-30070) on April 19, 2004, and incorporated herein by reference.

            (d)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

            (d)(ii) Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, Registration Statement on Form N-4 (File No.333-05593) on April 24, 2012.

            (d)(iii) Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of
                      January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on
                      August 11, 2005.

            (d)(iv) Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of
                      January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on
                      August 11, 2005.

            (d)(v) Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of
                      January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on
                      April 24, 2012.

                 (d)(vi) Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                            No. 333-05593), filed on April 24, 2012.

                 (d)(vii) Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                            No. 2-30070) to Exhibit 3(r), filed on
                            April 20, 2009.

                 (d)(viii) Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                            No. 2-30070) to Exhibit 3(s), filed on April 20,
                            2009.

                 (d)(ix) Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                 (d)(x) Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of
                            January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

                 (d)(xi) Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

                 (d)(xii) Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

                 (d)(xiii) Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

                 (d)(xiv) Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

                 (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                 (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

          4.     Contracts. (Including Riders and Endorsements)

                 (a) Form of Flexible Premium Deferred Annuity Certificate (Policy Form 2004EDCCERT-B) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                 (b) Form of Group Flexible Premium Combination Fixed and Variable Deferred Annuity Certificate (Policy Form 2004TSACERT-B) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                 (c) Form of Group Flexible Premium Combination Fixed and Variable Deferred Variable Annuity Contract (Policy Form 2004TSAGAC) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                 (d) Form of Group Flexible Premium Deferred Variable Annuity Contract (Policy Form 2004EDCGAC) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                 (e) Form of Group Flexible Premium Combination Fixed and Variable Deferred Annuity Certificate (Policy Form 2004TSACERT-A) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                 (f) Form of Flexible Premium Deferred Variable Annuity Certificate (Policy Form 2004EDCCERT-A) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                 (g) Form of Group Flexible Premium Combination Fixed and Variable Deferred Annuity Certificate (Form No. 2008TSA901-A), previously filed with this Registration Statement (File No. 333-130988) on April 20, 2009.

              (h) Form of Group Flexible Premium Combination Fixed and Variable Deferred Annuity Contract (Form No. 2008TSAGAC901), previously filed with this Registration Statement (File No. 333-130988) on April 20, 2009.

              (i) Form of Endorsement Applicable to Guaranteed Interest Special Dollar Cost Averaging (Form No. 2008SDCA-EV-901), previously filed with this Registration Statement (File No. 333-130988) on April 20, 2009.

              (j) Form of Endorsement Applicable to the Structured Investment Option (Form 2011SIO901-ENGAC) previously filed with this Registration Statement (File No. 333-130988) on April 25, 2011.

              (k) Form of Endorsement Applicable to the Structured Investment Option (Form 2011SIO901A) previously filed with this Registration Statement (File No. 333-130988) on April 25, 2011.

              (l) Form of Endorsement Applicable to the Structured Investment Option (Form 2011SIO901B) previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

              (m) Form of Endorsement Applicable to Designated Roth Contributions to Contracts Funding Governmental Employer Plans (2011EDCROTH-G) previously filed with this Registration Statement (File No.
                   333-130988) on April 24, 2012.

              (n)  Form of Endorsement Applicable to Loans
                   (2011ENGACLOANS-901) previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

              (o)  Form of Endorsement Applicable to Loans
                   (2011LOANS-901) previously filed with this
                   Registration Statement (File No. 333-130988) on
                   April 24, 2012.

              (p)  Managed Account Endorsement (Form No.
                   2013EQVMA-900/901), previously filed with this
                   Registration Statement (File No. 333-130988) on
                   April 21, 2015.

              (q) Endorsement Regarding Administrative Service Fee (Form No. 2014SVCFEE-900-901), previously filed with this Registration Statement (File No.
                   333-130988) on April 21, 2015.

              (r)  Endorsement Applicable to Withdrawal Charge
                   Offset (Form No. 2015EQVECWC-901) (Employer), filed with this Registration Statement (File No. 333-130988) on April 19, 2016.

              (s)  Endorsement Applicable to Withdrawal Charge
                   Offset (Form No. 2015EQVPCWC-901) (Participant), filed with this Registration Statement (File No. 333-130988) on April 19, 2016.

       5.    Applications.

             (a) Form of TSA 403(b) Group Annuity Contract Application (Policy Form 2004/403(b)) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

             (b) Form of EDC (457) Group Annuity Contract Application (Policy Form 2004/457) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

             (c) Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form (Policy Form 2004 EDC STRAT) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

             (d) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (Policy Form 2004 TSA STRAT) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

             (e) Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form (Policy Form 2004 EDC STRAT ST VAR) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

             (f) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (2004 TSA STRAT ST VAR) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

             (g) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (Form No. 2008 TSA STRAT), previously filed with this Registration Statement (File
                          No. 333-130988) on April 20, 2009.

             (h) Form of TSA 403(b) Group Annuity Contract Application for EQUI-VEST Strategies (Series
                          901)(Policy Form 2008/403(b)), previously filed with this Registration Statement (File
                          No. 333-130988) on April 20, 2009.

             (i) Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form (Policy Form 2008 EDC STRAT (06-10)) previously filed with this Registration Statement (File No. 333-130988) on April 25, 2011.

             (j) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (Policy Form 2008 TSA STRAT (06-10)) previously filed with this Registration Statement (File No. 333-130988) on April 25, 2011.

             (k) Form of EQUI-VEST Strategies 401(a) Enrollment Form (Policy Form 2009 401(a) STRAT (06-10)) previously filed with this Registration Statement (File No. 333-130988) on April 23, 2014.

             (l)          Application for EQUI-VEST Strategies TSA (Series
                          901) Group Flexible Premium Combination Fixed and Variable Deferred Annuity Contract (2011 EV STRAT TSA-901) previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

             (m)          Application for EQUI-VEST Strategies EDC (Series
                          901) Group Flexible Premium Combination Fixed and Variable Deferred Annuity Contract (2011 EV STRAT EDC-901) previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

             (n) Application for EQUI-VEST Strategies 401(a) (Series 901) Group Flexible Premium Combination Fixed and Variable Deferred Annuity Contract (2011 EV STRAT 401(a)-901) previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

             (o) Form of Endorsement Applicable to Managed Accounts (2013EQVMA-900/901), previously filed with this Registration Statement (File No. 333-130988) on April 22, 2014.

             (p) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (Policy Form 2011 TSA Strat (10-12)), previously filed with this Registration Statement (File No. 333-130988) on April 23, 2014.

             (q) Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form (Policy Form 2011 EDC Strat (10-12)), previously filed with this Registration Statement (File No. 333-130988) on April 23, 2014.

       6.    Depositor's Certificate of Incorporation And By-Laws.

             (a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 24, 2012.

             (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

       7.    Reinsurance Contracts. Not applicable.

       8.    Participation Agreements.

             (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7,
                          2003.

             (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

             (a)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.


             (a)(iii) Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

             (a)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

             (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

             (a)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

             (a)(vii) Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

             (a)(viii) Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA
                          Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ
                          Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

             (a)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

             (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

             (a)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

             (a)(xii) Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

             (a)(xiii) Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

             (a)(xiv) Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

             (a)(xv) Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

             (a)(xvi) Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

             (a)(b)(i) Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(ii) Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iii) Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iv) Amendment No. 3, dated as of April 4, 2014 ("Amendment No. 3"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

             (a)(b)(v) Amendment No. 4, dated as of June 1, 2014 ("Amendment No. 4"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

             (a)(b)(vi) Amendment No. 5, dated as of July 16, 2014 ("Amendment No. 5"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

             (a)(b)(vii) Amendment No. 6, dated as of April 30, 2015 ("Amendment No. 6"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 16, 2015.

             (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

             (b)(i) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

             (b)(ii) Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

             (b)(iii) Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

             (b)(iv) Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

             (b)(v) Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

             (b)(vi) Amendment No. 2, dated as of April 18, 2014 ("Amendment No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on
                          January 12, 2015.

             (b)(vii) Amendment No. 3, dated as of July 8, 2014 ("Amendment No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on
                          January 12, 2015.

             (b)(viii) Amendment No. 4, dated as of December 10, 2014 ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on
                          January 12, 2015.

           (c) Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on Behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File
                     No. 333-160951) filed on November 16, 2009.

           (c)(i) Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

           (c)(ii) Amendment No. 2, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

           (c)(iii) Amendment No. 3, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

           (c)(iv) Amendment No. 4, effective May 1, 2012, to the Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

           (c)(v) Amendment No. 5, dated as of October 1, 2014, to the Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202149) filed on February 18, 2015.

           (d) Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-153809) filed on July 8, 2011.

           (e) Amended and Restated Participation Agreement dated April 16, 2010 among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, incorporated by reference to the Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

           (f) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/ Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

           (f)(i) Amendment No. 3 effective as of May 1, 2010 to Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

           (g) Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated by reference to the Registration Statement on Form N-4 (File
                     No. 333-178750) filed on December 23, 2011.

           (h) Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

           (i) Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

           (j) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

           (j)(i) Third Amendment dated October 20, 2009 to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

           (k)       Participation Agreement among Oppenheimer Variable

                           Account Funds, Oppenheimerfunds, Inc. and AXA Equitable Life Insurance Company (File No. 333-130988), dated July 22, 2005 previously filed as an exhibit to this Registration Statement (File No. 333-130988), filed on April 19, 2010.

                  (k)(i) Amendment No. 1 to Participation Agreement, dated April 1, 2010 (File No. 333-130988) previously filed as an exhibit to this Registration Statement (File No. 333-130988), filed on April 19, 2010.

                  (l) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                  (m) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to the Registration Statement on Form N-4 (File
                           No. 333-160951) filed on November 16, 2009.

                  (m)(i) Amendment No. 1 dated October 13, 2009 to the Participation Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File
                           No. 333-178750) filed on December 23, 2011.

                  (n) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

           9.     Legal Opinion.

                           Opinion and Consent of Shane Daly, Vice-President and Associate General Counsel of AXA Equitable Life Insurance Company, as to the legality of the securities being registered, filed herewith.

           10.    Other Opinions.

                  (a) Notice concerning regulatory relief, previously filed with Registration Statement on Form N-4 (File No. 2-30070) on May 27, 1992, refiled electronically on July 10, 1998 and incorporated herein by reference.

                  (b) Consent of PricewaterhouseCoopers LLP, filed herewith.

                  (c)      Powers of Attorney, filed herewith.

           11.    Omitted Financial Statements. Not applicable.

           12.    Initial Capital Agreements. Not applicable.

 Item 25.  Directors and Officers of AXA Equitable.

           Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Henri de Castries              Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Peter S. Kraus                 Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Kristi A. Matus                Director
Athenahealth, Inc.
311 Arsenal Street
Watertown, MA 02472

Ramon de Oliveira              Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Lorie A. Slutsky               Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director and General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Salvatore Piazzolla           Senior Executive Director and Chief Human
                               Resources Officer

*Priscilla Sims Brown          Senior Executive Director and Chief Marketing
                               Officer

*Joshua E. Braverman           Senior Executive Director, Chief Investment
                               Officer and Treasurer

*Anthony F. Recine             Managing Director, Chief Compliance Officer and
                               Deputy General Counsel

*Sharon A. Ritchey             Senior Executive Director and Chief Operating
                               Officer

*Michael B. Healy              Executive Director and Chief Information Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Nicholas B. Lane              Senior Executive Director and Head of U.S. Life
                               and Retirement

*Kevin Molloy                  Senior Executive Director

*Todd Solash                   Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Karen Field Hazin             Lead Director, Secretary and Associate General
                               Counsel

*Naomi J. Weinstein            Lead Director

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

              Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

              AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

              (a) The 2015 AXA Group Organizational Charts are incorporated herein by reference to Exhibit 26(a) to Registration Statement (File
No. 333-207015) on Form N-6 filed December 23, 2015.

              (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q4-2015 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 2-30070) on Form N-4 filed April 19, 2016.

Item 27. Number of Contractowners

         As of March 31, 2016, there were 73,933 Qualified Contract Owners and 160 Non-Qualified Contract Owners of the EQUI-VEST Strategies contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

                7.4    Indemnification of Directors, Officers and Employees.

                       (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                            (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testor or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                            (ii) any person made or threatened to be made a
                                 party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testor or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                            (iii)the related expenses of any such person in any
                                 of said categories may be advanced by the Company.

                       (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

         The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U. S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.Principal Underwriters

                 (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49, 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY,NY 10104.

                 (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Nicholas B. Lane                  Director and Chief Retirement Savings
                                   Officer

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment and Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President and Chief Financial Planning
                                   Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Kevin Molloy                      Senior Vice President

*Nicholas J. Gismondi              Vice President and Controller

*Sharon A. Ritchey                 Director

*Kadeidre Screen                   Secretary

*Francesca Divone                  Assistant Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Michael P. McCarthy               Senior Vice President and National
                                   Sales Manager

*Todd Solash                       Director and Senior Vice President

*Kevin Molloy                      Senior Vice President and Director

*Ronald Herrmann                   Senior Vice President and Director

*Herve Balzano                     Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Windy Lawrence                    Senior Vice President

*Graham Day                        Senior Vice President

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Francesca Divone                  Secretary

                 (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

         The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

         The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the "1940 Act") in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement Program. Further, AXA Equitable has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 19th day of April, 2016.

                              SEPARATE ACCOUNT A OF
                              AXA EQUITABLE LIFE INSURANCE COMPANY
                                        (Registrant)

                              By:  AXA Equitable Life Insurance Company
                                                   (Depositor)

                              By:  /s/ Shane Daly
                                   ---------------------------------------------
                                   Shane Daly
                                   Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 19th day of April, 2016.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Barbara Fallon-Walsh        Mark Pearson
Daniel G. Kaye              Bertram Scott
Peter S. Kraus              Lorie A. Slutsky
Kristi A. Matus             Richard C. Vaughan

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 19, 2016

                                 EXHIBIT INDEX

EXHIBIT                                                               TAG
  NO.                                                                VALUE
-------                                                              -----

4(r)     Employer Endorsement-CWC (Form No. 2015EQVECWC-9/901)       EX-99.4r

4(s)     Participant Endorsement-CWC (Form No. 2015EQVPCWC-901)      EX-99.4s

9        Opinion and Consent of Counsel                              EX-99.9

10(b)    Consent of PricewaterhouseCoopers LLP                       EX-99.10b

10(c)    Powers of Attorney                                          EX-99.10c